UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

Semi-Annual Report
March 31, 2022
SPDR® Index Shares Funds
SPDR MSCI ACWI Climate Paris Aligned ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR MSCI ACWI Climate Paris Aligned ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Apple, Inc.	4.4%
Microsoft Corp.	3.3
Amazon.com, Inc.	2.3
Tesla, Inc.	1.3
Alphabet, Inc. Class A	1.3
Alphabet, Inc. Class C	1.2
NVIDIA Corp.	1.0
Meta Platforms, Inc. Class A	0.8
Taiwan Semiconductor Manufacturing Co., Ltd.	0.8
Johnson & Johnson	0.7
TOTAL	17.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Nestle SA	2.4%
ASML Holding NV	1.9
Roche Holding AG	1.9
AstraZeneca PLC	1.4
LVMH Moet Hennessy Louis Vuitton SE	1.3
Toyota Motor Corp.	1.3
Novartis AG	1.3
Novo Nordisk A/S Class B	1.3
HSBC Holdings PLC	0.9
Commonwealth Bank of Australia	0.9
TOTAL	14.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
2

SPDR MSCI EAFE StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Nestle SA	2.6%
Roche Holding AG	2.6
Novo Nordisk A/S Class B	2.1
Novartis AG	1.8
ASML Holding NV	1.4
GlaxoSmithKline PLC	1.2
Unilever PLC	1.1
LVMH Moet Hennessy Louis Vuitton SE	1.1
Shell PLC	1.0
BHP Group, Ltd.	1.0
TOTAL	15.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
Tencent Holdings, Ltd.	4.2
Samsung Electronics Co., Ltd.	4.1
Alibaba Group Holding, Ltd.	2.9
Infosys, Ltd.	1.4
Meituan Class B	1.2
China Construction Bank Corp. Class H	1.1
JD.com, Inc. Class A	1.0
SK Hynix, Inc.	0.9
Tata Consultancy Services, Ltd.	0.9
TOTAL	25.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR MSCI Emerging Markets StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Vale SA ADR	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9
Tata Consultancy Services, Ltd.	2.3
Al Rajhi Bank	2.3
Samsung Electronics Co., Ltd.	1.7
China Construction Bank Corp. Class H	1.6
Infosys, Ltd.	1.5
Bank of China, Ltd. Class H	1.2
Industrial & Commercial Bank of China, Ltd. Class H	1.0
Wal-Mart de Mexico SAB de CV	1.0
TOTAL	19.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
5

SPDR MSCI World StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Apple, Inc.	2.5%
Microsoft Corp.	2.2
Johnson & Johnson	1.5
NVIDIA Corp.	1.4
Roche Holding AG	1.3
Nestle SA	1.3
Alphabet, Inc. Class C	1.2
Meta Platforms, Inc. Class A	1.2
UnitedHealth Group, Inc.	1.2
Visa, Inc. Class A	1.0
TOTAL	14.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
6

SPDR S&P Emerging Asia Pacific ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6.2%
Tencent Holdings, Ltd.	5.1
Alibaba Group Holding, Ltd. ADR	3.6
Reliance Industries, Ltd. GDR	2.1
Infosys, Ltd. ADR	1.8
Meituan Class B	1.5
China Construction Bank Corp. Class H	1.3
Housing Development Finance Corp., Ltd.	1.2
JD.com, Inc. ADR	1.0
MediaTek, Inc.	1.0
TOTAL	24.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
7

SPDR S&P Global Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Enagas SA	1.8%
Keyera Corp.	1.6
LTC Properties, Inc. REIT	1.6
New World Development Co., Ltd.	1.5
South Jersey Industries, Inc.	1.4
TC Energy Corp.	1.4
China Overseas Land & Investment, Ltd.	1.4
Rubis SCA	1.4
Guangdong Investment, Ltd.	1.3
KT&G Corp.	1.3
TOTAL	14.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
8

SPDR S&P Global Infrastructure ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Transurban Group Stapled Security	5.0%
Aena SME SA	4.9
NextEra Energy, Inc.	4.9
Enbridge, Inc.	4.9
Atlantia SpA	4.2
Duke Energy Corp.	3.3
TC Energy Corp.	3.2
Getlink SE	3.1
Southern Co.	3.0
Dominion Energy, Inc.	2.7
TOTAL	39.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
9

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 1.7%
Ampol, Ltd.	3,165	$ 72,824
Aristocrat Leisure, Ltd.	1,465	40,375
ASX, Ltd.	233	14,313
Australia & New Zealand Banking Group, Ltd.	4,992	103,465
Brambles, Ltd.	5,993	44,599
Cochlear, Ltd.	159	26,905
Coles Group, Ltd.	998	13,423
Commonwealth Bank of Australia	2,878	228,594
Computershare, Ltd.	1,740	32,274
Crown Resorts, Ltd. (a)	1,824	17,478
CSL, Ltd.	833	167,739
Dexus REIT	1,896	15,591
Domino's Pizza Enterprises, Ltd.	112	7,389
Endeavour Group, Ltd.	2,233	12,224
Evolution Mining, Ltd.	1,266	4,183
Fortescue Metals Group, Ltd.	7,731	119,944
Goodman Group REIT	2,674	45,964
GPT Group REIT	2,094	8,145
IDP Education, Ltd.	379	8,988
Insurance Australia Group, Ltd.	5,428	17,854
LendLease Corp., Ltd. Stapled Security	1,238	10,412
Macquarie Group, Ltd.	663	101,204
Medibank Pvt, Ltd.	2,041	4,721
Mirvac Group REIT	6,704	12,536
National Australia Bank, Ltd.	5,572	135,362
Northern Star Resources, Ltd.	2,689	21,687
QBE Insurance Group, Ltd. (b)	3,567	30,804
Ramsay Health Care, Ltd.	23	1,125
REA Group, Ltd. (b)	125	12,716
Rio Tinto PLC	315	25,221
Scentre Group REIT	13,375	30,634
SEEK, Ltd. (b)	257	5,755
Sonic Healthcare, Ltd.	1,053	28,056
Stockland REIT	4,007	12,849
Suncorp Group, Ltd.	4,111	34,329
Tabcorp Holdings, Ltd.	9,475	37,995
Telstra Corp., Ltd.	8,658	25,747
Transurban Group Stapled Security	6,981	71,034
Treasury Wine Estates, Ltd.	1,885	16,392
Vicinity Centres REIT	7,102	9,946
Wesfarmers, Ltd.	2,417	91,496
Westpac Banking Corp. (b)	6,702	121,997
WiseTech Global, Ltd.	273	10,472
Woolworths Group, Ltd.	2,233	62,480
		1,917,241
AUSTRIA — 0.1%
Erste Group Bank AG	456	16,789
Raiffeisen Bank International AG (a)	1,128	16,253
Security Description	Shares	Value
Verbund AG	783	$ 83,200
		116,242
BELGIUM — 0.2%
Ageas SA/NV	226	11,527
Anheuser-Busch InBev SA/NV (b)	1,663	100,399
Elia Group SA	201	30,907
Groupe Bruxelles Lambert SA	117	12,253
KBC Group NV	163	11,857
Proximus SADP	665	12,468
UCB SA	172	20,755
Umicore SA	707	30,962
		231,128
BRAZIL — 0.7%
Ambev SA	11,454	37,120
Americanas SA	1,108	7,610
B3 SA - Brasil Bolsa Balcao	12,674	41,900
Banco Bradesco SA Preference Shares	2,611	12,209
Banco Bradesco SA	10,218	39,286
Banco BTG Pactual SA	2,976	16,308
Banco do Brasil SA	2,640	19,278
Banco Inter SA	1,937	8,642
CCR SA	5,841	16,840
Hapvida Participacoes e Investimentos SA (c)	3,943	9,825
Itau Unibanco Holding SA Preference Shares	6,839	39,549
Localiza Rent a Car SA	1,816	23,350
Lojas Renner SA	1,808	10,463
MercadoLibre, Inc. (a)	81	96,348
Natura & Co. Holding SA (a)	2,147	11,770
Raia Drogasil SA	812	4,091
Telefonica Brasil SA	1,710	19,320
TIM SA	4,000	11,608
Vale SA	10,337	207,960
WEG SA	2,796	20,517
Wheaton Precious Metals Corp.	2,282	108,614
		762,608
CANADA — 3.5%
Agnico Eagle Mines, Ltd.	1,564	95,790
Alimentation Couche-Tard, Inc.	1,937	87,340
AltaGas, Ltd. (b)	6,100	136,744
Ballard Power Systems, Inc. (a)(b)	600	6,989
Bank of Montreal (b)	1,265	148,989
Bank of Nova Scotia	2,339	167,787
BCE, Inc. (b)	1,547	85,831
BlackBerry, Ltd. (a)	1,821	13,515
Brookfield Asset Management, Inc. Class A	3,002	169,874
CAE, Inc. (a)	514	13,391
Cameco Corp.	3,512	102,375
Canadian Imperial Bank of Commerce	815	99,016

See accompanying notes to financial statements.
10

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Canadian National Railway Co.	1,182	$ 158,698
Canadian Pacific Railway, Ltd. (d)	1,130	93,346
Canadian Pacific Railway, Ltd. (d)	501	41,353
Canadian Tire Corp., Ltd. Class A (b)	143	21,611
Canopy Growth Corp. (a)(b)	825	6,262
CCL Industries, Inc. Class B	401	18,107
CGI, Inc. (a)	324	25,833
Constellation Software, Inc.	34	58,171
Dollarama, Inc.	446	25,316
Enbridge, Inc. (d)	968	44,601
Enbridge, Inc. (d)	5,183	238,884
Fairfax Financial Holdings, Ltd.	65	35,492
FirstService Corp.	28	4,054
Franco-Nevada Corp.	824	131,241
George Weston, Ltd.	396	48,808
Great-West Lifeco, Inc.	1,074	31,677
Hydro One, Ltd. (c)	4,439	119,695
iA Financial Corp., Inc.	99	6,025
Intact Financial Corp.	305	45,106
Ivanhoe Mines, Ltd. Class A (a)	7,100	66,279
Keyera Corp.	952	24,153
Lightspeed Commerce, Inc. (a)(b)	200	6,105
Loblaw Cos., Ltd.	777	69,784
Magna International, Inc.	300	19,277
Manulife Financial Corp.	3,584	76,498
Metro, Inc.	646	37,217
National Bank of Canada (b)	423	32,454
Nuvei Corp. (a)(b)(c)	100	7,526
Onex Corp.	300	20,122
Open Text Corp.	397	16,849
Pan American Silver Corp.	400	10,927
Pembina Pipeline Corp. (b)	4,100	154,179
Power Corp. of Canada	1,454	45,050
Restaurant Brands International, Inc.	530	30,992
RioCan Real Estate Investment Trust	851	17,190
Ritchie Bros Auctioneers, Inc.	258	15,252
Rogers Communications, Inc. Class B (b)	1,088	61,636
Royal Bank of Canada (b)	2,445	269,429
Shaw Communications, Inc. Class B	1,256	39,016
Shopify, Inc. Class A (a)	199	134,701
Sun Life Financial, Inc. (b)	874	48,841
TELUS Corp.	2,256	58,990
TFI International, Inc.	200	21,320
Thomson Reuters Corp.	548	59,549
Toronto-Dominion Bank	2,955	234,663
West Fraser Timber Co., Ltd.	218	17,952
WSP Global, Inc.	375	49,811
		3,927,683
Security Description	Shares	Value
CHILE — 0.2%
Antofagasta PLC	3,068	$ 67,580
Banco de Chile	100,558	10,765
Banco de Credito e Inversiones SA (a)	255	9,185
Cia Cervecerias Unidas SA	950	7,109
Falabella SA	9,216	29,453
Lundin Mining Corp.	5,101	51,743
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	999	86,339
		262,174
CHINA — 3.6%
360 DigiTech, Inc. ADR	400	6,156
Agricultural Bank of China, Ltd. Class H	131,000	50,350
Alibaba Group Holding, Ltd. (a)	26,424	378,238
Alibaba Health Information Technology, Ltd. (a)(b)	8,000	5,189
ANTA Sports Products, Ltd.	1,000	12,565
Baidu, Inc. ADR (a)	477	63,107
Bank of China, Ltd. Class H	293,000	117,853
Bank of Communications Co., Ltd. Class A	31,828	25,620
Bank of Communications Co., Ltd. Class H	52,000	37,316
Bank of Jiangsu Co., Ltd. Class A	14,700	16,325
BeiGene, Ltd. ADR (a)	100	18,860
Beijing Easpring Material Technology Co., Ltd. Class A	600	7,108
Bilibili, Inc. ADR (a)(b)	399	10,206
BOC Hong Kong Holdings, Ltd.	3,500	13,274
BOE Technology Group Co., Ltd. Class A	9,200	6,246
Budweiser Brewing Co. APAC, Ltd. (b)(c)	3,800	10,117
BYD Co., Ltd. Class H	1,500	42,981
CanSino Biologics, Inc. Class H (a)(c)	200	3,215
CGN Power Co., Ltd. Class H (c)	107,000	28,009
Chengtun Mining Group Co., Ltd. Class A	5,900	7,956
China Bohai Bank Co., Ltd. Class H (b)(c)	30,000	4,980
China CITIC Bank Corp., Ltd. Class H	60,000	30,416
China Common Rich Renewable Energy Investment, Ltd. (b)(e)	24,000	—
China Conch Venture Holdings, Ltd.	2,500	7,310
China Construction Bank Corp. Class A	800	793
China Construction Bank Corp. Class H	207,000	155,685
China Everbright Bank Co., Ltd. Class A	26,309	13,677

See accompanying notes to financial statements.
11

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Evergrande Group (b)	33,700	$ 7,100
China Feihe, Ltd. (b)(c)	5,000	4,954
China Jushi Co., Ltd. Class A	3,200	7,682
China Life Insurance Co., Ltd. Class H	18,000	27,673
China Mengniu Dairy Co., Ltd. (a)	4,000	21,554
China Merchants Bank Co., Ltd. Class A	2,700	19,905
China Merchants Bank Co., Ltd. Class H	5,500	43,227
China Merchants Port Holdings Co., Ltd.	12,378	22,444
China Minmetals Rare Earth Co., Ltd. Class A	1,700	7,801
China Minsheng Banking Corp., Ltd. Class A	31,545	18,982
China Minsheng Banking Corp., Ltd. Class H (b)	22,500	8,476
China Molybdenum Co., Ltd. Class H	63,000	32,902
China National Nuclear Power Co., Ltd. Class A	24,300	31,044
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	2,800	17,083
China Oilfield Services, Ltd. Class H	60,000	61,522
China Overseas Land & Investment, Ltd.	9,000	26,949
China Pacific Insurance Group Co., Ltd. Class H	5,000	12,207
China Resources Beer Holdings Co., Ltd.	2,000	12,271
China Resources Gas Group, Ltd.	6,000	25,474
China Resources Land, Ltd.	2,000	9,321
China Ruyi Holdings, Ltd. (a)(b)	8,000	2,166
China Suntien Green Energy Corp., Ltd. Class H	38,000	21,496
China Taiping Insurance Holdings Co., Ltd.	7,600	9,307
China Tourism Group Duty Free Corp., Ltd. Class A	200	5,179
China Tower Corp., Ltd. Class H (c)	176,000	19,777
China Vanke Co., Ltd. Class H	7,696	17,433
China Yangtze Power Co., Ltd. Class A	13,596	47,118
Contemporary Amperex Technology Co., Ltd. Class A	300	24,210
Country Garden Holdings Co., Ltd. (b)	12,207	9,399
Country Garden Services Holdings Co., Ltd.	2,000	8,581
CSPC Pharmaceutical Group, Ltd.	10,720	12,388
Daqo New Energy Corp. ADR (a)	100	4,132
Security Description	Shares	Value
Do-Fluoride New Materials Co., Ltd. Class A	1,300	$ 8,058
ENN Energy Holdings, Ltd.	3,500	52,513
ESR Cayman, Ltd. (a)(c)	3,800	11,815
Foshan Haitian Flavouring & Food Co., Ltd. Class A	884	12,174
Fosun International, Ltd.	7,000	7,624
Futu Holdings, Ltd. ADR (a)	100	3,256
Ganfeng Lithium Co., Ltd. Class A	800	15,835
Ganfeng Lithium Co., Ltd. Class H (c)	600	8,581
Geely Automobile Holdings, Ltd.	7,000	11,048
GEM Co., Ltd. Class A	6,900	9,109
Genscript Biotech Corp. (a)	2,000	6,410
Great Wall Motor Co., Ltd. Class H	5,000	8,019
Guangzhou Automobile Group Co., Ltd. Class H	3,200	2,672
Guangzhou Tinci Materials Technology Co., Ltd. Class A	800	11,846
Haier Smart Home Co., Ltd. Class H	3,200	10,399
Hello Group, Inc. ADR	298	1,722
Hoshine Silicon Industry Co., Ltd. Class A	500	8,243
Huazhu Group, Ltd. ADR	271	8,940
Hutchmed China, Ltd. ADR (a)(b)	97	1,835
Iflytek Co., Ltd. Class A	1,000	7,336
Industrial & Commercial Bank of China, Ltd. Class H	122,000	74,932
Industrial Bank Co., Ltd. Class A	3,232	10,524
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	9,200	14,188
Innovent Biologics, Inc. (a)(c)	2,000	6,883
iQIYI, Inc. ADR (a)(b)	600	2,724
JD Health International, Inc. (a)(b)(c)	850	5,221
JD.com, Inc. Class A (a)	3,446	102,966
Jiangsu Expressway Co., Ltd. Class H	12,000	12,565
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	317	6,773
JOYY, Inc. ADR	99	3,636
KE Holdings, Inc. ADR (a)	658	8,139
Kingdee International Software Group Co., Ltd. (a)	3,000	6,673
Kingsoft Corp., Ltd.	2,000	6,487
Kuaishou Technology (a)(c)	600	5,685
Kweichow Moutai Co., Ltd. Class A	202	54,700
Lenovo Group, Ltd. (b)	22,000	23,934
Li Auto, Inc. ADR (a)	1,000	25,810
Li Ning Co., Ltd.	3,500	30,212
Longfor Group Holdings, Ltd. (c)	1,500	7,719
LONGi Green Energy Technology Co., Ltd. Class A	980	11,145

See accompanying notes to financial statements.
12

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Luzhou Laojiao Co., Ltd. Class A	300	$ 8,784
Meituan Class B (a)(c)	7,000	139,081
Microport Scientific Corp. (a)(b)	1,000	2,270
Muyuan Foods Co., Ltd. Class A	1,372	12,289
NetEase, Inc.	3,575	65,644
New China Life Insurance Co., Ltd. Class H	3,600	10,067
Ningxia Baofeng Energy Group Co., Ltd. Class A	4,400	10,300
NIO, Inc. ADR (a)	2,355	49,573
Nongfu Spring Co., Ltd. Class H (b)(c)	3,400	18,126
NXP Semiconductors NV	577	106,791
Offshore Oil Engineering Co., Ltd. Class A	10,700	7,214
People's Insurance Co. Group of China, Ltd. Class H	51,000	16,737
Pharmaron Beijing Co., Ltd. Class H (c)	400	4,875
PICC Property & Casualty Co., Ltd. Class H	22,000	22,530
Pinduoduo, Inc. ADR (a)	816	32,730
Ping An Insurance Group Co. of China, Ltd. Class A	85	649
Ping An Insurance Group Co. of China, Ltd. Class H	11,000	78,166
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	13,000	10,541
Prosus NV (a)	1,573	85,016
RLX Technology, Inc. ADR (a)	2,700	4,833
Sany Heavy Industry Co., Ltd. Class A	3,300	9,108
SF Holding Co., Ltd. Class A	1,100	7,919
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	4,285
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	1,500	7,336
Shanghai International Airport Co., Ltd. Class A (a)	700	5,425
Shanghai Putailai New Energy Technology Co., Ltd. Class A	400	8,856
Shanxi Meijin Energy Co., Ltd. Class A (a)	2,500	5,045
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	280	11,243
Shenghe Resources Holding Co., Ltd. Class A	1,300	3,475
Shenzhen Capchem Technology Co., Ltd. Class A	500	6,423
Shenzhen International Holdings, Ltd.	27,693	29,279
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	100	4,840
Shenzhen Senior Technology Material Co., Ltd. Class A	1,400	8,332
Shenzhou International Group Holdings, Ltd.	1,300	17,397
Security Description	Shares	Value
Sichuan Chuantou Energy Co., Ltd. Class A	8,300	$ 14,042
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	19,700	10,893
Sichuan New Energy Power Co., Ltd. (a)	2,700	8,285
Sichuan Yahua Industrial Group Co., Ltd. Class A	2,200	10,002
Sinoma Science & Technology Co., Ltd. Class A	1,200	4,590
Sinopharm Group Co., Ltd. Class H	4,800	10,959
Smoore International Holdings, Ltd. (b)(c)	4,000	9,602
Sunac China Holdings, Ltd. (b)	11,000	6,433
Sunny Optical Technology Group Co., Ltd.	800	12,882
Tencent Holdings, Ltd.	9,884	472,277
Tencent Music Entertainment Group ADR (a)	700	3,409
Tibet Summit Resources Co., Ltd. Class A (a)	2,000	8,333
Trip.com Group, Ltd. ADR (a)	1,277	29,524
Tsingtao Brewery Co., Ltd. Class H	2,000	15,910
Vipshop Holdings, Ltd. ADR (a)	738	6,642
Weichai Power Co., Ltd. Class A	4,100	8,622
Weihai Guangwei Composites Co., Ltd. Class A	700	6,501
Weimob, Inc. (a)(b)(c)	5,000	3,294
Wharf Holdings, Ltd.	2,000	6,104
Wuliangye Yibin Co., Ltd. Class A	634	15,486
WuXi AppTec Co., Ltd. Class H (c)	960	15,262
Wuxi Biologics Cayman, Inc. (a)(c)	5,500	45,685
Xiaomi Corp. Class B (a)(c)	25,600	45,568
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	6,000	9,056
Xinjiang Zhongtai Chemical Co., Ltd. Class A	6,400	9,104
XPeng, Inc. ADR (a)	658	18,154
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	2,400	15,936
Yihai International Holding, Ltd. (a)(b)	1,000	2,873
Yintai Gold Co., Ltd. Class A	8,380	12,290
YongXing Special Materials Technology Co., Ltd. Class A	500	9,343
Yunnan Energy New Material Co., Ltd. Class A	200	6,931
Yunnan Tin Co., Ltd. Class A (a)	3,600	11,875
Zai Lab, Ltd. ADR (a)(b)	151	6,641
Zhejiang Expressway Co., Ltd. Class H	20,000	16,804
Zhejiang Huayou Cobalt Co., Ltd. Class A	600	9,244

See accompanying notes to financial statements.
13

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	1,100	$ 6,626
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	1,800	6,137
Zhuzhou CRRC Times Electric Co., Ltd.	1,400	5,497
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	6,300	8,455
Zijin Mining Group Co., Ltd. Class H	14,000	21,559
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H (b)	15,200	9,685
ZTE Corp. Class H	3,200	6,546
ZTO Express Cayman, Inc. ADR	586	14,650
		4,094,550
COLOMBIA — 0.1%
Bancolombia SA	1,731	20,005
Bancolombia SA Preference Shares	2,138	22,959
Grupo de Inversiones Suramericana SA	1,500	14,234
Interconexion Electrica SA ESP	4,310	27,901
		85,099
CZECH REPUBLIC — 0.0% (f)
Komercni banka A/S	524	20,456
DENMARK — 0.6%
Ambu A/S Class B	305	4,562
Carlsberg A/S Class B	100	12,415
Chr. Hansen Holding A/S	233	17,311
Coloplast A/S Class B	119	18,236
Danske Bank A/S	1,195	20,127
DSV A/S	73	14,201
Genmab A/S (a)	107	39,453
GN Store Nord A/S	161	8,012
Novo Nordisk A/S Class B	2,878	322,397
Novozymes A/S Class B	567	39,268
Orsted A/S (c)	576	73,166
Pandora A/S	205	19,858
Vestas Wind Systems A/S	1,947	58,174
		647,180
EGYPT — 0.0% (f)
Eastern Co SAE	38,409	25,235
FINLAND — 0.3%
Kesko Oyj Class B	466	12,968
Kone Oyj Class B	465	24,622
Neste Oyj	2,436	112,428
Nokia Oyj (a)(d)	1,312	7,278
Nokia Oyj (a)(d)	7,743	42,865
Nordea Bank Abp (b)(d)	4,865	50,793
Nordea Bank Abp (d)	134	1,399
Sampo Oyj Class A	747	36,886
Wartsila OYJ Abp (b)	1,157	10,693
		299,932
Security Description	Shares	Value
FRANCE — 2.3%
Adevinta ASA (a)	1,076	$ 9,950
Aeroports de Paris (a)	220	33,291
Airbus SE (a)	1,071	131,510
Alstom SA	622	14,720
AXA SA	4,496	132,891
BNP Paribas SA	1,858	107,355
Bollore SE	36	191
Bureau Veritas SA	796	22,974
Capgemini SE	280	63,087
Carrefour SA	905	19,782
CNP Assurances	788	19,114
Covivio REIT	163	13,084
Credit Agricole SA	732	8,866
Danone SA	1,193	66,409
Dassault Aviation SA	100	15,989
Dassault Systemes SE	830	41,294
Edenred	695	34,736
Eiffage SA	285	29,567
EssilorLuxottica SA	570	105,469
Gecina SA REIT	153	19,458
Getlink SE	1,591	28,934
Hermes International	55	79,034
Ipsen SA	107	13,489
Kering SA	139	89,037
Klepierre SA REIT (a)	837	22,519
Legrand SA	543	52,188
L'Oreal SA	523	211,730
LVMH Moet Hennessy Louis Vuitton SE	497	359,110
Orange SA	3,779	45,007
Orpea SA	78	3,418
Pernod Ricard SA	468	103,780
Publicis Groupe SA	623	38,305
Remy Cointreau SA	33	6,866
Renault SA (a)	514	13,654
Safran SA	602	71,844
Sanofi	2,035	209,465
Sartorius Stedim Biotech	22	9,118
Societe Generale SA	1,437	39,109
Sodexo SA	295	24,224
Teleperformance	93	35,834
Thales SA	294	37,275
Ubisoft Entertainment SA (a)	87	3,867
Unibail-Rodamco-Westfield CDI (a)	331	1,253
Unibail-Rodamco-Westfield REIT (a)	349	26,475
Vinci SA	1,390	143,817
Vivendi SE	1,803	23,752
Worldline SA (a)(c)	375	16,475
		2,599,316
GERMANY — 1.8%
adidas AG	334	78,747
Allianz SE	897	216,127
Aroundtown SA	1,451	8,385

See accompanying notes to financial statements.
14

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Bayer AG	1,724	$ 119,121
Bayerische Motoren Werke AG	949	82,994
Beiersdorf AG	190	20,126
Brenntag SE	81	6,610
Carl Zeiss Meditec AG	83	13,571
Daimler Truck Holding AG (a)	964	27,062
Deutsche Bank AG (a)	3,511	44,964
Deutsche Boerse AG	296	53,683
Deutsche Post AG	1,397	67,693
Deutsche Telekom AG	6,406	120,685
Fresenius Medical Care AG & Co. KGaA	161	10,884
Fresenius SE & Co. KGaA	564	20,925
GEA Group AG	406	16,854
Hannover Rueck SE	51	8,759
HelloFresh SE (a)	387	17,637
Henkel AG & Co. KGaA Preference Shares	568	38,349
Henkel AG & Co. KGaA	192	12,807
Infineon Technologies AG	2,363	81,466
Mercedes-Benz Group AG	1,929	136,956
Merck KGaA	227	47,951
MTU Aero Engines AG	83	19,458
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	298	80,571
Puma SE	90	7,755
SAP SE	1,860	209,271
Sartorius AG Preference Shares	37	16,537
Siemens AG	1,540	215,316
Siemens Energy AG (a)	1,116	25,728
Siemens Healthineers AG (c)	427	26,720
Symrise AG	286	34,638
Telefonica Deutschland Holding AG	1,400	3,846
Volkswagen AG	36	9,060
Volkswagen AG Preference Shares	462	80,705
Vonovia SE	1,059	49,854
Zalando SE (a)(c)	262	13,410
		2,045,225
GREECE — 0.0% (f)
Alpha Services & Holdings SA (a)	8,750	10,865
OPAP SA	832	12,220
		23,085
HONG KONG — 0.6%
AIA Group, Ltd.	19,200	202,140
CK Asset Holdings, Ltd.	4,280	29,348
Henderson Land Development Co., Ltd.	2,632	10,956
Hong Kong Exchanges & Clearing, Ltd.	2,033	96,414
Hongkong Land Holdings, Ltd.	3,600	17,640
Huabao International Holdings, Ltd. (b)	4,000	2,232
Security Description	Shares	Value
Jardine Matheson Holdings, Ltd.	400	$ 22,000
Link REIT	5,624	48,115
Melco Resorts & Entertainment, Ltd. ADR (a)	744	5,684
Power Assets Holdings, Ltd.	8,500	55,408
Sino Biopharmaceutical, Ltd.	18,750	11,708
Sino Land Co., Ltd.	15,821	20,525
Sun Hung Kai Properties, Ltd.	3,500	41,832
Techtronic Industries Co., Ltd.	2,500	40,510
Wharf Real Estate Investment Co., Ltd. (b)	5,000	24,804
		629,316
INDIA — 1.3%
Adani Enterprises, Ltd.	1,180	31,375
Adani Green Energy, Ltd. (a)	1,098	27,745
Adani Ports & Special Economic Zone, Ltd.	2,340	23,908
Adani Total Gas, Ltd.	890	25,250
Adani Transmission, Ltd. (a)	501	15,657
Apollo Hospitals Enterprise, Ltd.	141	8,403
Asian Paints, Ltd.	1,290	52,433
Avenue Supermarts, Ltd. (a)(c)	484	25,571
Axis Bank, Ltd. (a)	3,584	36,001
Bajaj Finance, Ltd.	212	20,312
Bajaj Finserv, Ltd.	65	14,634
Bandhan Bank, Ltd. (c)	2,710	10,994
Berger Paints India, Ltd.	921	8,504
Bharat Electronics, Ltd.	3,778	10,510
Bharti Airtel, Ltd. (a)	5,221	52,017
Britannia Industries, Ltd.	272	11,510
Container Corp. Of India, Ltd.	1,242	11,017
Divi's Laboratories, Ltd.	178	10,341
DLF, Ltd.	3,321	16,674
Eicher Motors, Ltd.	109	3,535
Godrej Consumer Products, Ltd. (a)	610	6,016
Godrej Properties, Ltd. (a)	357	7,878
HCL Technologies, Ltd.	2,324	35,692
Hero MotoCorp, Ltd.	252	7,630
Hindustan Unilever, Ltd.	1,634	44,177
Housing Development Finance Corp., Ltd.	2,219	70,001
ICICI Bank, Ltd. ADR	4,102	77,692
ICICI Bank, Ltd.	1,134	10,929
Indian Railway Catering & Tourism Corp., Ltd.	910	9,304
Indraprastha Gas, Ltd.	1,450	7,140
Indus Towers, Ltd. (a)	1,742	5,105
Info Edge India, Ltd.	122	7,260
Infosys, Ltd. ADR (b)	6,340	157,803
ITC, Ltd.	10,078	33,336
Kotak Mahindra Bank, Ltd.	658	15,230
Larsen & Toubro Infotech, Ltd. (c)	113	9,179
Larsen & Toubro, Ltd. GDR	1,085	25,280
Mahindra & Mahindra, Ltd. GDR	456	5,062

See accompanying notes to financial statements.
15

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Marico, Ltd.	2,042	$ 13,574
Maruti Suzuki India, Ltd.	205	20,456
Motherson Sumi Systems, Ltd.	2,967	5,460
Motherson Sumi Wiring India, Ltd. (a)	540	459
Nestle India, Ltd.	63	14,450
Petronet LNG, Ltd.	19,378	49,548
PI Industries, Ltd.	661	24,596
Pidilite Industries, Ltd.	368	11,919
Piramal Enterprises, Ltd.	466	13,449
Power Grid Corp. of India, Ltd.	951	2,721
Reliance Industries, Ltd.	2,986	103,825
State Bank of India	2,379	15,495
Sun Pharmaceutical Industries, Ltd.	1,732	20,909
Tata Consultancy Services, Ltd.	1,784	88,051
Tata Consumer Products, Ltd.	1,853	19,011
Tata Motors, Ltd. (a)	5,066	28,999
Tech Mahindra, Ltd.	1,553	30,731
Titan Co., Ltd.	297	9,940
United Spirits, Ltd. (a)	1,326	15,545
UPL, Ltd.	934	9,486
Wipro, Ltd. ADR	3,225	24,865
		1,474,594
INDONESIA — 0.3%
Astra International Tbk PT	85,100	38,958
Bank Central Asia Tbk PT	77,000	42,755
Bank Mandiri Persero Tbk PT	42,200	23,212
Bank Negara Indonesia Persero Tbk PT	32,300	18,553
Bank Rakyat Indonesia Persero Tbk PT	124,119	40,271
Barito Pacific Tbk PT	113,700	7,164
Charoen Pokphand Indonesia Tbk PT	28,600	11,251
Gudang Garam Tbk PT	6,200	13,641
Indofood CBP Sukses Makmur Tbk PT	1,600	819
Kalbe Farma Tbk PT	90,000	10,089
Merdeka Copper Gold Tbk PT (a)	86,400	27,251
Sarana Menara Nusantara Tbk PT	122,800	9,149
Telkom Indonesia Persero Tbk PT	201,700	64,319
Unilever Indonesia Tbk PT	29,800	7,594
		315,026
IRELAND — 0.1%
Flutter Entertainment PLC (a)(b)(d)	148	17,291
Flutter Entertainment PLC (a)(d)	200	23,384
Kerry Group PLC Class A	197	22,160
Kingspan Group PLC	413	40,916
		103,751
Security Description	Shares	Value
ISRAEL — 0.4%
Azrieli Group, Ltd.	413	$ 36,470
Bank Hapoalim BM	5,947	59,167
Bank Leumi Le-Israel BM	5,518	59,724
Check Point Software Technologies, Ltd. (a)	331	45,764
Elbit Systems, Ltd.	181	39,702
Israel Discount Bank, Ltd. Class A	9,038	56,529
Kornit Digital, Ltd. (a)	100	8,269
Mizrahi Tefahot Bank, Ltd.	935	36,682
Nice, Ltd. (a)	188	41,291
Teva Pharmaceutical Industries, Ltd. ADR (a)	628	5,897
Teva Pharmaceutical Industries, Ltd. (a)	2,001	18,660
Wix.com, Ltd. (a)	51	5,328
		413,483
ITALY — 0.5%
Amplifon SpA (b)	319	14,389
Assicurazioni Generali SpA (b)	3,447	79,659
Atlantia SpA (a)	1,785	37,537
Coca-Cola HBC AG (a)	235	4,949
Davide Campari-Milano NV	1,403	16,477
DiaSorin SpA (b)	43	6,789
Ferrari NV	255	56,376
Intesa Sanpaolo SpA	38,882	90,137
Mediobanca Banca di Credito Finanziario SpA	1,562	16,024
Moncler SpA	341	19,251
Nexi SpA (a)(c)	1,228	14,347
Poste Italiane SpA (c)	3,452	39,638
Snam SpA	15,020	87,437
Telecom Italia SpA (a)(b)	18,392	6,825
Terna - Rete Elettrica Nazionale (b)	5,647	48,921
UniCredit SpA	3,811	41,788
		580,544
JAPAN — 5.5%
Advantest Corp. (b)	300	23,901
Asahi Group Holdings, Ltd.	1,000	36,754
Asahi Intecc Co., Ltd.	300	5,947
Astellas Pharma, Inc.	3,900	61,404
Bandai Namco Holdings, Inc. (b)	200	15,311
Brother Industries, Ltd. (b)	800	14,744
Canon, Inc. (b)	2,600	64,114
Central Japan Railway Co.	300	39,460
Chiba Bank, Ltd. (b)	1,100	6,571
Chugai Pharmaceutical Co., Ltd.	1,200	40,506
Concordia Financial Group, Ltd.	6,100	23,018
CyberAgent, Inc.	800	10,058
Daifuku Co., Ltd.	200	14,484
Dai-ichi Life Holdings, Inc.	2,200	45,296
Daiichi Sankyo Co., Ltd.	3,000	66,241
Daikin Industries, Ltd.	500	92,317

See accompanying notes to financial statements.
16

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Daito Trust Construction Co., Ltd.	200	$ 21,405
Daiwa House Industry Co., Ltd.	1,300	34,285
Daiwa Securities Group, Inc. (b)	4,300	24,541
Denso Corp.	800	51,806
Dentsu Group, Inc.	600	24,816
East Japan Railway Co.	300	17,574
Eisai Co., Ltd. (b)	600	28,029
FANUC Corp.	400	71,333
Fast Retailing Co., Ltd.	100	51,897
FUJIFILM Holdings Corp.	600	37,085
Fujitsu, Ltd.	300	45,516
GMO Payment Gateway, Inc.	100	10,365
Hitachi, Ltd.	1,700	86,348
Honda Motor Co., Ltd.	1,800	51,712
Hoshizaki Corp.	100	6,929
Hoya Corp.	700	80,915
Hulic Co., Ltd.	1,100	9,978
Iida Group Holdings Co., Ltd. (b)	1,000	17,425
Isuzu Motors, Ltd.	1,500	19,625
ITOCHU Corp.	2,800	95,598
Japan Exchange Group, Inc.	300	5,650
Japan Metropolitan Fund Invest REIT	10	8,486
Japan Post Bank Co., Ltd. (b)	1,200	9,738
Japan Post Holdings Co., Ltd.	8,232	60,932
Japan Post Insurance Co., Ltd.	2,000	35,197
Japan Tobacco, Inc.	3,700	63,635
Kajima Corp.	2,600	31,939
Kao Corp.	800	33,120
KDDI Corp.	3,400	112,190
Keisei Electric Railway Co., Ltd.	300	8,441
Keyence Corp.	300	141,504
Kikkoman Corp.	400	26,793
Kobe Bussan Co., Ltd. (b)	300	9,331
Koito Manufacturing Co., Ltd.	100	4,099
Komatsu, Ltd.	1,700	41,220
Konami Holdings Corp. (b)	300	19,156
Kose Corp.	100	10,620
Kubota Corp.	2,000	37,949
Kurita Water Industries, Ltd.	200	7,489
Kyocera Corp.	400	22,680
Kyowa Kirin Co., Ltd.	500	11,732
Lasertec Corp.	100	17,125
Lawson, Inc.	600	23,110
M3, Inc. (b)	700	25,774
Makita Corp.	600	19,452
Marubeni Corp.	9,000	105,738
Medipal Holdings Corp.	200	3,320
Mercari, Inc. (a)	200	5,314
MISUMI Group, Inc.	400	12,078
Mitsubishi Electric Corp.	3,800	44,144
Mitsubishi Estate Co., Ltd.	2,000	29,973
Mitsubishi HC Capital, Inc.	6,900	32,404
Mitsubishi UFJ Financial Group, Inc.	25,300	158,481
Security Description	Shares	Value
Mitsui & Co., Ltd.	11,100	$ 304,353
Mitsui Fudosan Co., Ltd.	2,000	43,172
Mizuho Financial Group, Inc.	5,370	69,329
MonotaRO Co., Ltd.	400	8,681
MS&AD Insurance Group Holdings, Inc.	1,000	32,774
Murata Manufacturing Co., Ltd.	800	53,500
NEC Corp.	700	29,701
Nexon Co., Ltd.	800	19,325
Nidec Corp.	800	64,250
Nintendo Co., Ltd.	200	101,619
Nippon Building Fund, Inc. REIT	2	11,403
Nippon Paint Holdings Co., Ltd.	2,300	20,503
Nippon Telegraph & Telephone Corp.	2,400	70,097
Nissan Chemical Corp.	400	23,827
Nitori Holdings Co., Ltd.	100	12,655
Nitto Denko Corp.	200	14,533
Nomura Holdings, Inc.	8,000	33,958
Nomura Research Institute, Ltd.	700	23,184
NTT Data Corp.	1,900	37,851
Obayashi Corp. (b)	2,800	20,762
Obic Co., Ltd.	100	15,176
Olympus Corp.	2,400	46,250
Omron Corp.	400	27,070
Ono Pharmaceutical Co., Ltd.	600	15,156
Oracle Corp. Japan	100	7,003
Oriental Land Co., Ltd.	400	77,479
ORIX Corp.	2,400	48,395
Otsuka Holdings Co., Ltd.	200	6,973
Pan Pacific International Holdings Corp.	300	4,854
Panasonic Corp.	2,300	22,522
Persol Holdings Co., Ltd.	600	13,663
Pola Orbis Holdings, Inc.	600	7,904
Rakuten Group, Inc.	2,000	15,934
Recruit Holdings Co., Ltd.	2,500	111,514
Renesas Electronics Corp. (a)	1,900	22,416
Resona Holdings, Inc.	9,900	42,748
Ricoh Co., Ltd.	1,800	15,750
Ryohin Keikaku Co., Ltd.	500	5,895
Santen Pharmaceutical Co., Ltd.	800	8,087
SBI Holdings, Inc.	900	22,987
Secom Co., Ltd.	600	43,838
Seiko Epson Corp. (b)	900	13,651
Sekisui House, Ltd.	1,800	35,162
Seven & i Holdings Co., Ltd.	900	43,104
SG Holdings Co., Ltd.	500	9,524
Shimadzu Corp.	600	20,935
Shimano, Inc.	100	23,197
Shimizu Corp. (b)	2,700	16,350
Shin-Etsu Chemical Co., Ltd.	700	108,367
Shionogi & Co., Ltd.	400	24,816
Shiseido Co., Ltd.	1,000	51,230
Shizuoka Bank, Ltd. (b)	2,500	17,775
SMC Corp.	100	56,717

See accompanying notes to financial statements.
17

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Softbank Corp.	3,300	$ 38,825
SoftBank Group Corp.	2,300	105,340
Sohgo Security Services Co., Ltd.	300	9,887
Sompo Holdings, Inc.	700	31,034
Sony Group Corp.	2,300	241,228
Subaru Corp.	700	11,235
Sumitomo Corp.	3,400	59,358
Sumitomo Dainippon Pharma Co., Ltd. (b)	900	8,957
Sumitomo Mitsui Financial Group, Inc.	3,000	96,568
Sumitomo Mitsui Trust Holdings, Inc. (b)	600	19,778
Sumitomo Realty & Development Co., Ltd.	600	16,753
Suzuki Motor Corp.	400	13,884
Sysmex Corp.	300	22,055
T&D Holdings, Inc.	800	11,014
Taisei Corp.	200	5,825
Takeda Pharmaceutical Co., Ltd.	3,520	101,446
Terumo Corp.	1,000	30,682
Tokio Marine Holdings, Inc.	1,000	58,727
Tokyo Century Corp.	400	14,880
Tokyo Electron, Ltd.	300	156,334
Tokyu Corp.	1,000	13,116
Toshiba Corp.	700	26,818
TOTO, Ltd.	300	12,210
Toyota Industries Corp.	200	13,957
Toyota Motor Corp.	18,500	338,754
Toyota Tsusho Corp.	1,000	41,689
Trend Micro, Inc.	200	11,798
Unicharm Corp.	600	21,548
Welcia Holdings Co., Ltd.	200	4,952
Yakult Honsha Co., Ltd. (b)	400	21,487
Yamaha Corp.	200	8,816
Yaskawa Electric Corp.	600	23,802
Yokogawa Electric Corp.	1,100	19,023
Z Holdings Corp.	4,600	20,329
ZOZO, Inc.	200	5,413
		6,161,563
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	9,744	35,441
Kuwait Finance House KSCP	6,300	22,210
Mobile Telecommunications Co. KSCP	10,029	20,731
National Bank of Kuwait SAKP	19,460	70,397
		148,779
LUXEMBOURG — 0.0% (f)
Eurofins Scientific SE	220	22,009
Reinet Investments SCA	496	11,125
		33,134
Security Description	Shares	Value
MACAU — 0.0% (f)
Galaxy Entertainment Group, Ltd.	3,000	$ 18,004
Sands China, Ltd. (a)	6,400	15,511
		33,515
MALAYSIA — 0.2%
Dialog Group Bhd	119,300	77,741
Genting Malaysia Bhd	17,700	12,544
Hartalega Holdings Bhd	3,300	3,806
Malayan Banking Bhd	7,298	15,517
Petronas Dagangan Bhd	10,600	51,478
Public Bank Bhd	30,300	33,653
		194,739
MEXICO — 0.2%
America Movil SAB de CV Series L (b)	42,824	45,354
Coca-Cola Femsa SAB de CV	2,801	15,384
Fibra Uno Administracion SA de CV REIT	6,750	7,887
Fomento Economico Mexicano SAB de CV	4,701	38,981
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	1,536	24,848
Grupo Aeroportuario del Sureste SAB de CV Class B	979	21,793
Grupo Financiero Banorte SAB de CV Series O	4,372	32,787
Grupo Mexico SAB de CV Class B	3,800	22,676
Grupo Televisa SAB Series CPO	3,900	9,145
Promotora y Operadora de Infraestructura SAB de CV	976	7,712
Wal-Mart de Mexico SAB de CV	10,719	44,033
		270,600
NETHERLANDS — 0.9%
Adyen NV (a)(c)	31	62,396
Aegon NV	5,072	27,099
Akzo Nobel NV	397	34,551
Argenx SE (a)	78	24,517
ASM International NV	56	20,693
ASML Holding NV	723	490,712
Heineken NV	342	32,946
ING Groep NV	6,311	66,786
Koninklijke Ahold Delhaize NV	387	12,537
Koninklijke DSM NV (b)	372	67,260
Koninklijke KPN NV	3,510	12,275
Koninklijke Philips NV	1,764	54,426
NN Group NV	632	32,249
Randstad NV (b)	282	17,144
Wolters Kluwer NV	167	17,946
		973,537
NEW ZEALAND — 0.0% (f)
Fisher & Paykel Healthcare Corp., Ltd.	450	7,621

See accompanying notes to financial statements.
18

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Meridian Energy, Ltd.	7,394	$ 25,972
Xero, Ltd. (a)	222	17,130
		50,723
NORWAY — 0.4%
DNB Bank ASA	4,344	99,409
Gjensidige Forsikring ASA (b)	3,435	85,914
Mowi ASA	2,542	69,190
Orkla ASA	6,683	59,890
Schibsted ASA Class A	729	18,184
Telenor ASA	6,827	98,962
		431,549
PERU — 0.1%
Southern Copper Corp.	1,239	94,040
PHILIPPINES — 0.1%
Ayala Land, Inc.	15,480	10,486
Bank of the Philippine Islands	5,540	10,663
BDO Unibank, Inc.	6,280	16,105
International Container Terminal Services, Inc.	6,000	26,066
Metro Pacific Investments Corp.	124,000	9,106
Monde Nissin Corp. (a)(c)	28,700	7,599
SM Prime Holdings, Inc.	17,000	12,435
		92,460
POLAND — 0.1%
Allegro.eu SA (a)(c)	661	5,642
Bank Polska Kasa Opieki SA	683	18,504
CD Projekt SA	206	8,588
Dino Polska SA (a)(c)	125	10,214
InPost SA (a)(b)	849	5,441
LPP SA	1	2,752
mBank SA (a)	84	7,120
Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,634	15,621
Powszechny Zaklad Ubezpieczen SA	2,301	18,691
		92,573
PORTUGAL — 0.0% (f)
Jeronimo Martins SGPS SA	883	21,349
QATAR — 0.1%
Barwa Real Estate Co.	26,939	25,891
Industries Qatar QSC	9,805	51,155
Mesaieed Petrochemical Holding Co.	77,170	61,664
Qatar National Bank QPSC	4,058	25,707
		164,417
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	2,089	13,877
RUSSIA — 0.0% (f)
Alrosa PJSC (a)(e)	15,622	—
Magnit PJSC GDR (e)	1,362	—
Mobile TeleSystems PJSC ADR (e)	3,579	—
Security Description	Shares	Value
Moscow Exchange MICEX (a)(e)	29,855	$ —
Ozon Holdings PLC ADR (a)(e)	328	—
Polyus PJSC GDR (e)	234	—
Sberbank of Russia PJSC ADR (e)	8,003	—
TCS Group Holding PLC GDR (a)(e)	275	—
United Co. RUSAL International PJSC (a)(e)	46,750	—
VK Co., Ltd. GDR (a)(e)	1,325	—
VTB Bank PJSC GDR (e)	6,489	—
Yandex NV Class A (a)(e)	733	—
		—
SAUDI ARABIA — 0.6%
Abdullah Al Othaim Markets Co.	262	8,171
Al Rajhi Bank	2,296	98,291
Arab National Bank	3,834	28,411
Bank Al-Jazira	2,029	14,251
Banque Saudi Fransi	2,301	32,937
Dar Al Arkan Real Estate Development Co. (a)	12,579	36,682
Delivery Hero SE (a)(c)	304	13,483
Dr Sulaiman Al Habib Medical Services Group Co.	253	12,841
Emaar Economic City (a)	8,387	26,112
Etihad Etisalat Co.	2,188	24,204
Mobile Telecommunications Co. (a)	2,940	10,439
Riyad Bank	4,278	42,820
SABIC Agri-Nutrients Co.	1,701	82,432
Saudi Arabian Mining Co. (a)	943	33,683
Saudi British Bank	2,189	23,223
Saudi National Bank	6,004	113,470
Saudi Telecom Co.	2,548	73,217
Yanbu National Petrochemical Co.	1,893	33,758
		708,425
SINGAPORE — 0.3%
Ascendas Real Estate Investment Trust	4,600	9,959
BOC Aviation, Ltd. (c)	1,300	10,284
CapitaLand Integrated Commercial Trust REIT	11,100	18,454
City Developments, Ltd.	2,932	17,050
DBS Group Holdings, Ltd.	2,492	65,976
Genting Singapore, Ltd.	26,700	16,079
Keppel Corp., Ltd.	4,000	18,975
Oversea-Chinese Banking Corp., Ltd.	6,251	57,182
Singapore Exchange, Ltd.	1,900	13,997
Singapore Telecommunications, Ltd.	31,629	61,699
STMicroelectronics NV	1,076	47,398
United Overseas Bank, Ltd.	1,154	27,304

See accompanying notes to financial statements.
19

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
UOL Group, Ltd.	992	$ 5,160
		369,517
SOUTH AFRICA — 0.4%
Absa Group, Ltd.	1,120	14,597
Anglo American Platinum, Ltd.	127	17,439
Aspen Pharmacare Holdings, Ltd.	467	6,348
Bid Corp., Ltd.	351	7,639
Capitec Bank Holdings, Ltd.	96	15,383
Discovery, Ltd. (a)	1,658	20,670
FirstRand, Ltd.	10,641	56,415
Gold Fields, Ltd.	1,087	16,964
Growthpoint Properties, Ltd. REIT	15,888	16,005
Kumba Iron Ore, Ltd.	365	16,370
MTN Group, Ltd.	3,285	42,714
Naspers, Ltd. Class N	403	45,895
Nedbank Group, Ltd.	1,487	23,718
Northam Platinum Holdings, Ltd. (a)	2,254	33,639
Old Mutual, Ltd. (b)	15,899	14,810
Sanlam, Ltd.	5,709	28,208
Standard Bank Group, Ltd. (b)	3,364	41,931
		418,745
SOUTH KOREA — 1.5%
Alteogen, Inc. (a)	132	6,164
Amorepacific Corp.	157	20,725
AMOREPACIFIC Group	217	7,860
BGF retail Co., Ltd.	64	9,214
Celltrion Healthcare Co., Ltd.	109	5,845
Celltrion Pharm, Inc. (a)	27	2,179
Celltrion, Inc.	183	25,894
Cheil Worldwide, Inc.	476	9,249
CJ ENM Co., Ltd.	118	12,793
Coway Co., Ltd.	190	10,738
DB Insurance Co., Ltd.	214	12,342
Doosan Bobcat, Inc.	233	7,468
Doosan Heavy Industries & Construction Co., Ltd. (a)	1,104	18,627
Ecopro BM Co., Ltd.	25	8,203
F&F Co., Ltd.	14	8,605
GS Engineering & Construction Corp.	439	16,806
Hana Financial Group, Inc.	620	24,860
HLB, Inc. (a)	194	4,906
Hotel Shilla Co., Ltd.	162	10,853
HYBE Co., Ltd. (a)	32	8,171
Hyundai Heavy Industries Holdings Co., Ltd.	732	32,492
Hyundai Mobis Co., Ltd.	162	28,736
Hyundai Motor Co.	182	27,104
Hyundai Motor Co. Preference Shares	216	15,433
Industrial Bank of Korea	1,170	10,474
Kakao Corp.	580	50,963
Security Description	Shares	Value
Kakao Games Corp. (a)	117	$ 7,558
KakaoBank Corp. (a)	175	7,450
Kangwon Land, Inc. (a)	478	10,983
KB Financial Group, Inc.	729	36,869
Kia Corp.	464	28,329
Korea Aerospace Industries, Ltd.	358	12,494
Korea Investment Holdings Co., Ltd.	109	7,051
Krafton, Inc. (a)	35	7,955
KT&G Corp.	707	47,073
L&F Co., Ltd. (a)	60	11,178
LG Chem, Ltd.	31	13,607
LG Chem, Ltd. Preference Shares	25	5,631
LG Electronics, Inc.	226	22,469
LG Household & Health Care, Ltd.	15	10,618
LG Household & Health Care, Ltd. Preference Shares	19	7,948
NAVER Corp.	206	57,871
NCSoft Corp.	28	10,800
Netmarble Corp. (c)	62	5,704
NH Investment & Securities Co., Ltd.	1,329	12,500
Orion Corp/Republic of Korea	74	5,422
Pearl Abyss Corp. (a)	90	7,388
S-1 Corp.	92	5,412
Samsung Biologics Co., Ltd. (a)(c)	38	25,928
Samsung C&T Corp.	186	17,494
Samsung Electronics Co., Ltd. Preference Shares	1,475	76,668
Samsung Electronics Co., Ltd.	8,079	463,923
Samsung Engineering Co., Ltd. (a)	879	19,001
Samsung Fire & Marine Insurance Co., Ltd.	96	17,346
Samsung Life Insurance Co., Ltd.	142	7,721
Samsung SDI Co., Ltd.	110	54,090
Samsung SDS Co., Ltd.	105	11,998
Seegene, Inc.	140	5,902
Shinhan Financial Group Co., Ltd.	765	26,193
SK Bioscience Co., Ltd. (a)	54	6,995
SK Hynix, Inc.	971	94,532
SK IE Technology Co., Ltd. (a)(c)	133	13,881
SK, Inc.	332	66,288
Woori Financial Group, Inc.	665	8,422
		1,655,396
SPAIN — 0.6%
Aena SME SA (a)(c)	305	51,260
Amadeus IT Group SA (a)	1,051	69,205
Banco Bilbao Vizcaya Argentaria SA (b)	12,206	70,757
Banco Santander SA (d)	30,921	106,653

See accompanying notes to financial statements.
20

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Banco Santander SA (d)	1,959	$ 6,444
CaixaBank SA (b)	5,893	20,176
Cellnex Telecom SA (c)	702	34,141
Enagas SA	6,111	137,008
Ferrovial SA	1,441	38,688
Grifols SA (b)	332	6,088
Industria de Diseno Textil SA	2,198	48,374
Red Electrica Corp. SA	2,151	44,540
Siemens Gamesa Renewable Energy SA (a)(b)	501	8,905
Telefonica SA	12,700	62,012
		704,251
SWEDEN — 0.8%
Alfa Laval AB	709	24,748
Assa Abloy AB Class B	2,010	54,977
Atlas Copco AB Class A	226	11,924
Atlas Copco AB Class B	1,596	73,554
Boliden AB	1,904	97,678
Embracer Group AB (a)(b)	840	7,155
Epiroc AB Class A	1,171	25,407
EQT AB	537	21,441
Evolution AB (c)	317	32,930
Fastighets AB Balder Class B (a)	162	10,802
Getinge AB Class B	336	13,592
H & M Hennes & Mauritz AB Class B (b)	1,043	14,122
Hexagon AB Class B	3,157	44,970
Husqvarna AB Class B (b)	1,264	13,381
Industrivarden AB Class A	13	375
Industrivarden AB Class C	889	25,174
Investment AB Latour Class B	271	8,753
Investor AB Class B	5,348	118,300
Kinnevik AB Class B (a)	587	15,589
Lifco AB Class B	361	9,332
Nibe Industrier AB Class B	3,264	36,792
Sandvik AB	2,191	47,255
Sinch AB (a)(b)(c)	750	5,188
Skandinaviska Enskilda Banken AB Class A (b)	1,218	13,390
Skanska AB Class B (b)	964	21,867
Svenska Cellulosa AB SCA Class B (b)	1,262	24,842
Svenska Handelsbanken AB Class A (b)	919	8,569
Swedish Match AB	1,953	14,854
Tele2 AB Class B	512	7,818
Telefonaktiebolaget LM Ericsson Class B (b)	5,079	47,033
Telia Co. AB (b)	7,492	30,340
Volvo AB Class B (b)	3,474	65,831
		947,983
SWITZERLAND — 2.5%
ABB, Ltd.	2,927	95,960
Adecco Group AG (a)	487	22,232
Alcon, Inc.	753	60,306
Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG	2	$ 23,950
Cie Financiere Richemont SA	994	127,457
Credit Suisse Group AG (a)	4,481	35,741
Geberit AG	83	51,608
Givaudan SA	24	99,808
Julius Baer Group, Ltd.	276	16,160
Kuehne + Nagel International AG	65	18,584
Logitech International SA	279	20,980
Lonza Group AG (a)	80	58,436
Nestle SA	4,990	651,777
Novartis AG	3,767	332,593
Partners Group Holding AG	26	32,590
Roche Holding AG	1,222	486,609
Schindler Holding AG	55	11,894
SGS SA	11	30,792
Sika AG (b)	388	129,607
Sonova Holding AG	74	31,168
Straumann Holding AG	16	25,845
Swatch Group AG	470	25,741
Swiss Life Holding AG	16	10,331
Swisscom AG	34	20,505
TE Connectivity, Ltd.	738	96,663
Temenos AG	83	8,027
UBS Group AG	6,326	124,733
VAT Group AG (c)	39	15,019
Vifor Pharma AG (a)	114	20,409
Zurich Insurance Group AG (a)	230	114,169
		2,799,694
TAIWAN — 1.7%
Accton Technology Corp.	1,000	7,766
Acer, Inc.	21,000	21,952
ASE Technology Holding Co., Ltd.	3,000	10,837
Asustek Computer, Inc.	2,000	26,072
Catcher Technology Co., Ltd.	3,000	15,130
Cathay Financial Holding Co., Ltd.	36,962	83,208
Chailease Holding Co., Ltd.	2,518	22,278
China Development Financial Holding Corp.	76,577	51,316
Chunghwa Telecom Co., Ltd.	4,000	17,730
CTBC Financial Holding Co., Ltd.	56,359	57,831
Delta Electronics, Inc.	4,000	37,485
E.Sun Financial Holding Co., Ltd.	16,977	19,583
Evergreen Marine Corp. Taiwan, Ltd. (a)	2,000	9,424
First Financial Holding Co., Ltd.	13,130	13,038
Fubon Financial Holding Co., Ltd.	30,143	80,482
Giant Manufacturing Co., Ltd.	1,000	9,092
Globalwafers Co., Ltd.	1,000	23,419
Hiwin Technologies Corp.	1,220	10,219

See accompanying notes to financial statements.
21

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hon Hai Precision Industry Co., Ltd.	6,656	$ 24,625
Hotai Motor Co., Ltd.	1,000	20,871
MediaTek, Inc. (a)	3,000	94,759
Mega Financial Holding Co., Ltd.	1,922	2,878
Micro-Star International Co., Ltd.	2,000	9,075
Nan Ya Printed Circuit Board Corp.	1,000	18,289
Nanya Technology Corp.	3,000	7,246
Novatek Microelectronics Corp.	2,000	29,772
Oneness Biotech Co., Ltd. (a)	1,000	7,487
Realtek Semiconductor Corp.	1,000	15,025
Sea, Ltd. ADR (a)	300	35,937
Shin Kong Financial Holding Co., Ltd.	93,369	35,195
SinoPac Financial Holdings Co., Ltd.	29,160	18,727
Taishin Financial Holding Co., Ltd.	52,316	37,432
Taiwan Cooperative Financial Holding Co., Ltd.	5,895	6,080
Taiwan Semiconductor Manufacturing Co., Ltd.	43,000	895,974
Unimicron Technology Corp.	2,000	17,381
Uni-President Enterprises Corp.	17,000	38,923
United Microelectronics Corp.	21,000	39,579
Winbond Electronics Corp.	10,000	10,889
Yageo Corp.	1,198	18,147
Yuanta Financial Holding Co., Ltd.	37,555	34,604
		1,935,757
THAILAND — 0.2%
Airports of Thailand PCL (a)	22,600	45,030
Asset World Corp. PCL (a)	80,200	12,301
Bangkok Commercial Asset Management PCL	10,800	6,691
Bangkok Dusit Medical Services PCL NVDR	14,600	10,977
Bangkok Dusit Medical Services PCL Class F	17,600	13,233
Bangkok Expressway & Metro PCL	41,000	10,728
Bangkok Expressway & Metro PCL NVDR	45,000	11,775
BTS Group Holdings PCL	35,700	9,878
Bumrungrad Hospital PCL	2,500	11,767
Carabao Group PCL Class F	2,500	8,120
Central Pattana PCL	4,700	8,340
Central Retail Corp. PCL	9,800	11,716
Delta Electronics Thailand PCL	700	8,168
Intouch Holdings PCL Class F	4,800	11,224
Krung Thai Bank PCL	63,100	26,189
Land & Houses PCL	79,200	22,629
Minor International PCL NVDR (a)	9,103	9,171
Osotspa PCL	6,100	6,880
Security Description	Shares	Value
Siam Commercial Bank PCL NVDR	2,500	$ 8,571
Siam Commercial Bank PCL	3,600	12,343
		265,731
TURKEY — 0.0% (f)
Akbank T.A.S.	29,364	14,534
Turkiye Garanti Bankasi A/S	19,525	16,240
Turkiye Is Bankasi A/S Class C	7,090	4,268
		35,042
UNITED ARAB EMIRATES — 0.2%
Emaar Properties PJSC	12,595	20,574
Emirates NBD Bank PJSC	4,589	18,741
Emirates Telecommunications Group Co. PJSC	7,698	77,461
First Abu Dhabi Bank PJSC	8,554	54,961
		171,737
UNITED KINGDOM — 3.3%
3i Group PLC	2,906	53,127
Abrdn PLC	7,366	20,842
Admiral Group PLC	240	8,099
Ashtead Group PLC	896	57,016
AstraZeneca PLC ADR	747	49,556
AstraZeneca PLC	2,301	306,960
Aviva PLC	13,914	82,824
BAE Systems PLC	2,295	21,678
Barclays PLC	31,519	61,544
Barratt Developments PLC	2,345	16,129
Berkeley Group Holdings PLC (a)	314	15,462
British American Tobacco PLC ADR	4,878	205,657
British Land Co. PLC REIT	3,915	27,340
BT Group PLC	13,465	32,302
Bunzl PLC	829	32,396
Burberry Group PLC	994	21,909
CNH Industrial NV	1,819	29,134
Coca-Cola Europacific Partners PLC	405	19,687
Compass Group PLC	3,708	80,555
Croda International PLC	418	43,368
DCC PLC	290	22,627
Diageo PLC	4,487	228,248
Entain PLC (a)	1,134	24,539
Experian PLC	1,888	73,357
Halma PLC	293	9,683
Hargreaves Lansdown PLC	297	3,942
HSBC Holdings PLC	34,104	235,921
Imperial Brands PLC	2,665	56,510
Informa PLC (a)	2,955	23,414
Intertek Group PLC	384	26,412
J Sainsbury PLC	3,351	11,149
JD Sports Fashion PLC (a)	6,065	11,838
Johnson Matthey PLC	871	21,543

See accompanying notes to financial statements.
22

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Just Eat Takeaway.com NV (a)(b)(c)	325	$ 11,121
Kingfisher PLC	3,366	11,319
Land Securities Group PLC REIT	3,707	38,344
Legal & General Group PLC	16,983	60,821
Liberty Global PLC Class C (a)	1,700	44,047
Linde PLC (a)	398	127,133
Lloyds Banking Group PLC	147,368	91,302
London Stock Exchange Group PLC	552	57,896
M&G PLC	7,936	23,113
National Grid PLC	7,461	115,171
Natwest Group PLC	7,921	22,517
Next PLC	214	16,996
Ocado Group PLC (a)	1,118	17,237
Pearson PLC	1,574	15,556
Persimmon PLC	780	22,091
Phoenix Group Holdings PLC	962	7,777
Prudential PLC	4,965	74,132
Reckitt Benckiser Group PLC	1,431	109,882
RELX PLC (d)	2,887	90,582
RELX PLC (d)	1,182	37,140
Rentokil Initial PLC	1,888	13,076
Rolls-Royce Holdings PLC (a)	17,779	23,666
Sage Group PLC	1,120	10,340
Segro PLC REIT	2,168	38,407
Severn Trent PLC	1,765	71,529
Smith & Nephew PLC	1,896	30,456
Smiths Group PLC	1,413	27,023
Spirax-Sarco Engineering PLC	58	9,572
St James's Place PLC	932	17,775
Standard Chartered PLC	2,026	13,610
Taylor Wimpey PLC	10,296	17,718
Tesco PLC	10,890	39,574
Unilever PLC	5,007	227,770
United Utilities Group PLC	5,190	76,842
Vodafone Group PLC	60,688	99,753
Whitbread PLC (a)	701	26,369
WPP PLC	2,937	38,786
		3,711,211
UNITED STATES — 61.2%
10X Genomics, Inc. Class A (a)	228	17,344
3M Co.	934	139,054
A.O. Smith Corp.	477	30,476
Abbott Laboratories	3,114	368,573
AbbVie, Inc.	3,237	524,750
ABIOMED, Inc. (a)	107	35,443
Accenture PLC Class A	1,178	397,257
Activision Blizzard, Inc.	1,246	99,817
Adobe, Inc. (a)	752	342,626
Advance Auto Parts, Inc.	17	3,518
Advanced Micro Devices, Inc. (a)	2,943	321,788
Affirm Holdings, Inc. (a)(b)	200	9,256
Aflac, Inc.	1,657	106,694
Agilent Technologies, Inc.	709	93,822
Security Description	Shares	Value
AGNC Investment Corp. REIT	3,576	$ 46,846
Airbnb, Inc. Class A (a)	500	85,880
Akamai Technologies, Inc. (a)	239	28,534
Albemarle Corp.	340	75,191
Alexandria Real Estate Equities, Inc. REIT	143	28,779
Align Technology, Inc. (a)	143	62,348
Allegion PLC	260	28,543
Allstate Corp.	726	100,558
Ally Financial, Inc.	386	16,783
Alnylam Pharmaceuticals, Inc. (a)	161	26,290
Alphabet, Inc. Class A (a)	532	1,479,678
Alphabet, Inc. Class C (a)	478	1,335,049
Altria Group, Inc.	4,114	214,956
Amazon.com, Inc. (a)	784	2,555,801
AMC Entertainment Holdings, Inc. Class A (a)(b)	900	22,176
Amcor PLC	2,149	24,348
AMERCO	52	31,041
American Express Co.	1,175	219,725
American Financial Group, Inc.	100	14,562
American International Group, Inc.	1,955	122,715
American Tower Corp. REIT	733	184,144
American Water Works Co., Inc.	1,011	167,351
Ameriprise Financial, Inc.	252	75,691
AmerisourceBergen Corp.	271	41,926
AMETEK, Inc.	476	63,394
Amgen, Inc.	1,083	261,891
Amphenol Corp. Class A	898	67,664
Analog Devices, Inc.	929	153,452
Annaly Capital Management, Inc. REIT (b)	4,951	34,855
ANSYS, Inc. (a)	65	20,647
Anthem, Inc.	377	185,190
Aon PLC Class A	427	139,044
Apollo Global Management, Inc.	507	31,429
Apple, Inc.	28,287	4,939,193
Applied Materials, Inc.	1,676	220,897
Aptiv PLC (a)	503	60,214
Aramark	300	11,280
Arch Capital Group, Ltd. (a)	577	27,938
Arista Networks, Inc. (a)	284	39,470
Arrow Electronics, Inc. (a)	206	24,438
Arthur J Gallagher & Co.	290	50,634
Asana, Inc. Class A (a)	100	3,997
AT&T, Inc.	13,453	317,894
Atmos Energy Corp. (b)	946	113,038
Autodesk, Inc. (a)	413	88,527
Automatic Data Processing, Inc.	896	203,876
AutoZone, Inc. (a)	34	69,516
AvalonBay Communities, Inc. REIT	312	77,491
Avantor, Inc. (a)	1,007	34,057
Avery Dennison Corp.	229	39,839
Baker Hughes Co.	5,866	213,581

See accompanying notes to financial statements.
23

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ball Corp.	701	$ 63,090
Bank of America Corp.	12,904	531,903
Bank of New York Mellon Corp.	1,527	75,785
Bath & Body Works, Inc.	400	19,120
Bausch Health Cos., Inc. (a)	375	8,575
Baxter International, Inc.	807	62,575
Becton Dickinson & Co.	514	136,724
Bentley Systems, Inc. Class B	300	13,254
Berkshire Hathaway, Inc. Class B (a)	1,939	684,292
Best Buy Co., Inc.	376	34,178
Bill.Com Holdings, Inc. (a)	100	22,679
Biogen, Inc. (a)	234	49,280
BioMarin Pharmaceutical, Inc. (a)	227	17,502
Bio-Techne Corp.	100	43,304
Black Knight, Inc. (a)	100	5,799
BlackRock, Inc.	254	194,099
Blackstone, Inc.	1,198	152,074
Block, Inc. (a)(d)	130	18,093
Block, Inc. (a)(d)	630	85,428
Boeing Co. (a)	1,032	197,628
Booking Holdings, Inc. (a)	83	194,921
Booz Allen Hamilton Holding Corp.	200	17,568
BorgWarner, Inc.	253	9,842
Boston Properties, Inc. REIT	306	39,413
Boston Scientific Corp. (a)	2,628	116,394
Bristol-Myers Squibb Co.	4,299	313,956
Broadcom, Inc.	788	496,188
Broadridge Financial Solutions, Inc.	205	31,921
Brookfield Renewable Corp. Class A	1,200	52,456
Brown-Forman Corp. Class B	620	41,552
Burlington Stores, Inc. (a)	52	9,473
Cadence Design Systems, Inc. (a)	376	61,837
Caesars Entertainment, Inc. (a)	400	30,944
Camden Property Trust REIT	180	29,916
Capital One Financial Corp.	636	83,500
Cardinal Health, Inc.	619	35,097
Carlyle Group, Inc.	286	13,988
CarMax, Inc. (a)(b)	170	16,402
Carrier Global Corp.	1,750	80,272
Carvana Co. (a)	128	15,269
Catalent, Inc. (a)	264	29,278
Caterpillar, Inc.	915	203,880
Cboe Global Markets, Inc.	231	26,431
CBRE Group, Inc. Class A (a)	735	67,267
CDW Corp.	253	45,259
Centene Corp. (a)	883	74,340
Ceridian HCM Holding, Inc. (a)	128	8,750
Cerner Corp.	727	68,018
Charles River Laboratories International, Inc. (a)	100	28,397
Charles Schwab Corp.	2,357	198,719
Security Description	Shares	Value
Charter Communications, Inc. Class A (a)	250	$ 136,380
Cheniere Energy, Inc.	1,362	188,841
Chewy, Inc. Class A (a)(b)	128	5,220
Chipotle Mexican Grill, Inc. (a)	54	85,430
Chubb, Ltd.	700	149,730
Church & Dwight Co., Inc.	441	43,827
Cigna Corp.	546	130,827
Cincinnati Financial Corp.	269	36,573
Cintas Corp.	214	91,033
Cisco Systems, Inc.	7,586	422,995
Citigroup, Inc.	4,057	216,644
Citizens Financial Group, Inc.	1,320	59,836
Citrix Systems, Inc.	159	16,043
Clarivate PLC (a)	1,000	16,760
Clorox Co.	198	27,528
Cloudflare, Inc. Class A (a)	358	42,853
CME Group, Inc.	613	145,808
Coca-Cola Co.	7,888	489,056
Cognex Corp.	205	15,816
Cognizant Technology Solutions Corp. Class A	1,128	101,148
Coinbase Global, Inc. Class A (a)	100	18,986
Colgate-Palmolive Co.	1,643	124,589
Comcast Corp. Class A	7,777	364,119
Consolidated Edison, Inc.	908	85,969
Constellation Brands, Inc. Class A	440	101,341
Cooper Cos., Inc.	38	15,868
Copart, Inc. (a)	477	59,849
Corning, Inc.	1,064	39,272
Corteva, Inc.	1,198	68,861
CoStar Group, Inc. (a)	820	54,620
Costco Wholesale Corp.	864	497,534
Coupa Software, Inc. (a)	90	9,147
Crowdstrike Holdings, Inc. Class A (a)	294	66,762
Crown Castle International Corp. REIT	733	135,312
CSX Corp.	4,236	158,638
Cummins, Inc.	261	53,534
CVS Health Corp.	2,328	235,617
CyberArk Software, Ltd. (a)	100	16,875
D.R. Horton, Inc.	421	31,369
Danaher Corp.	1,174	344,369
Darden Restaurants, Inc.	205	27,255
Datadog, Inc. Class A (a)	279	42,260
Deere & Co.	445	184,880
Dell Technologies, Inc. Class C (a)	914	45,874
DENTSPLY SIRONA, Inc.	619	30,467
DexCom, Inc. (a)	153	78,275
Digital Realty Trust, Inc. REIT	386	54,735
Discover Financial Services	268	29,531
Discovery, Inc. Class C (a)	600	14,982
DISH Network Corp. Class A (a)	448	14,179
DocuSign, Inc. (a)	329	35,242

See accompanying notes to financial statements.
24

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Dollar General Corp.	295	$ 65,676
Dollar Tree, Inc. (a)	325	52,049
Domino's Pizza, Inc.	91	37,038
DoorDash, Inc. Class A (a)	200	23,438
Dover Corp.	324	50,836
DraftKings, Inc. Class A (a)(b)	758	14,758
Dropbox, Inc. Class A (a)	600	13,950
Duke Realty Corp. REIT	679	39,423
DuPont de Nemours, Inc.	700	51,506
Dynatrace, Inc. (a)	200	9,420
Eaton Corp. PLC	763	115,793
eBay, Inc.	1,161	66,479
Ecolab, Inc.	635	112,116
Edison International	1,174	82,297
Edwards Lifesciences Corp. (a)	1,074	126,431
Elanco Animal Health, Inc. (a)	798	20,820
Electronic Arts, Inc.	503	63,635
Eli Lilly & Co.	1,407	402,923
Emerson Electric Co.	1,245	122,072
Enphase Energy, Inc. (a)	258	52,059
Entegris, Inc.	200	26,252
EPAM Systems, Inc. (a)	100	29,661
Equifax, Inc.	195	46,234
Equinix, Inc. REIT	155	114,951
Equitable Holdings, Inc.	999	30,879
Equity Residential REIT	808	72,655
Essential Utilities, Inc.	2,953	150,987
Essex Property Trust, Inc. REIT	105	36,275
Estee Lauder Cos., Inc. Class A	505	137,522
Etsy, Inc. (a)	228	28,336
Everest Re Group, Ltd.	64	19,288
Eversource Energy	2,380	209,892
Exact Sciences Corp. (a)	303	21,186
Expedia Group, Inc. (a)	342	66,919
Expeditors International of Washington, Inc.	346	35,693
Extra Space Storage, Inc. REIT	219	45,026
F5, Inc. (a)	101	21,104
Fair Isaac Corp. (a)	16	7,463
Fastenal Co.	1,188	70,567
FedEx Corp.	158	36,560
Ferguson PLC	499	68,197
Fidelity National Financial, Inc.	801	39,121
Fidelity National Information Services, Inc. (d)	1,218	122,312
Fifth Third Bancorp	1,623	69,854
First Republic Bank	199	32,258
Fiserv, Inc. (a)	1,152	116,813
Fiverr International, Ltd. (a)(b)	100	7,607
FleetCor Technologies, Inc. (a)	171	42,589
FMC Corp.	882	116,045
Ford Motor Co.	6,734	113,872
Fortinet, Inc. (a)	271	92,612
Fortive Corp.	586	35,705
Fortune Brands Home & Security, Inc.	219	16,267
Security Description	Shares	Value
Fox Corp. Class A	354	$ 13,965
Franklin Resources, Inc.	575	16,054
Freeport-McMoRan, Inc.	3,894	193,688
Garmin, Ltd.	294	34,871
Gartner, Inc. (a)	201	59,789
Generac Holdings, Inc. (a)	128	38,049
General Dynamics Corp.	492	118,661
General Electric Co.	1,991	182,176
General Mills, Inc.	1,067	72,257
General Motors Co. (a)	2,087	91,285
Genuine Parts Co.	307	38,688
Gilead Sciences, Inc.	2,314	137,567
GlaxoSmithKline PLC	9,166	198,791
Global Payments, Inc.	502	68,694
GoDaddy, Inc. Class A (a)	201	16,824
Goldman Sachs Group, Inc.	562	185,516
Halliburton Co.	11,986	453,910
Hartford Financial Services Group, Inc.	780	56,012
Hasbro, Inc.	376	30,802
HCA Healthcare, Inc.	423	106,012
Healthpeak Properties, Inc. REIT	428	14,693
HEICO Corp.	100	15,354
Henry Schein, Inc. (a)	153	13,340
Hershey Co.	291	63,039
Hewlett Packard Enterprise Co.	4,507	75,312
Hilton Worldwide Holdings, Inc. (a)	378	57,358
Hologic, Inc. (a)	376	28,884
Home Depot, Inc.	1,784	534,005
Honeywell International, Inc.	1,361	264,823
Horizon Therapeutics Plc (a)	258	27,144
Host Hotels & Resorts, Inc. REIT	1,822	35,401
Howmet Aerospace, Inc.	900	32,346
HP, Inc.	2,571	93,327
HubSpot, Inc. (a)	100	47,494
Humana, Inc.	251	109,228
Huntington Bancshares, Inc.	2,352	34,386
Huntington Ingalls Industries, Inc.	43	8,576
IAC/InterActiveCorp. (a)	133	13,337
IDEX Corp.	100	19,173
IDEXX Laboratories, Inc. (a)	143	78,230
Illinois Tool Works, Inc.	591	123,755
Illumina, Inc. (a)	242	84,555
Incyte Corp. (a)	242	19,220
Ingersoll Rand, Inc.	612	30,814
Inmode, Ltd. (a)	200	7,382
Insulet Corp. (a)	100	26,639
Intel Corp.	7,272	360,400
Intercontinental Exchange, Inc.	819	108,206
International Business Machines Corp.	1,877	244,048
International Flavors & Fragrances, Inc.	657	86,284
Interpublic Group of Cos., Inc.	939	33,288

See accompanying notes to financial statements.
25

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Intuit, Inc.	459	$ 220,706
Intuitive Surgical, Inc. (a)	651	196,394
Invesco, Ltd.	592	13,652
Invitation Homes, Inc. REIT	623	25,032
IPG Photonics Corp. (a)	52	5,708
IQVIA Holdings, Inc. (a)	426	98,495
Iron Mountain, Inc. REIT	298	16,512
J.M. Smucker Co.	170	23,020
Jack Henry & Associates, Inc.	153	30,149
Jacobs Engineering Group, Inc.	274	37,760
James Hardie Industries PLC CDI	1,254	38,233
Jazz Pharmaceuticals PLC (a)	151	23,506
Johnson & Johnson	4,639	822,170
Johnson Controls International PLC	1,720	112,780
JPMorgan Chase & Co.	5,062	690,052
Juniper Networks, Inc.	421	15,644
Kellogg Co.	35	2,257
Keurig Dr. Pepper, Inc.	1,890	71,631
KeyCorp.	2,653	59,374
Keysight Technologies, Inc. (a)	205	32,384
Kinder Morgan, Inc.	17,873	337,978
KKR & Co., Inc.	897	52,448
KLA Corp.	244	89,319
Knight-Swift Transportation Holdings, Inc.	196	9,890
Kraft Heinz Co.	1,905	75,038
L3Harris Technologies, Inc.	306	76,032
Laboratory Corp. of America Holdings (a)	146	38,494
Lam Research Corp.	262	140,854
Las Vegas Sands Corp. (a)	791	30,746
Lear Corp.	52	7,415
Leidos Holdings, Inc.	276	29,814
Lennar Corp. Class A	413	33,523
Lennox International, Inc.	101	26,044
Liberty Broadband Corp. Class C (a)	200	27,064
Liberty Media Corp.-Liberty Formula One Class C (a)	175	12,222
Liberty Media Corp.-Liberty SiriusXM Class A (a)	528	24,135
Lincoln National Corp.	555	36,275
Live Nation Entertainment, Inc. (a)	253	29,763
LKQ Corp.	665	30,198
Lockheed Martin Corp.	494	218,052
Loews Corp.	1,289	83,553
Lowe's Cos., Inc.	1,225	247,683
Lucid Group, Inc. (a)(b)	900	22,860
Lululemon Athletica, Inc. (a)	207	75,603
Lumen Technologies, Inc. (b)	640	7,213
Lyft, Inc. Class A (a)	800	30,720
M&T Bank Corp.	226	38,307
Markel Corp. (a)	25	36,881
MarketAxess Holdings, Inc.	45	15,309
Security Description	Shares	Value
Marriott International, Inc. Class A (a)	136	$ 23,902
Marsh & McLennan Cos., Inc.	1,022	174,169
Martin Marietta Materials, Inc.	206	79,287
Marvell Technology, Inc.	1,426	102,258
Masco Corp.	896	45,696
Mastercard, Inc. Class A	1,500	536,070
Match Group, Inc. (a)	433	47,084
McCormick & Co., Inc.	558	55,688
McDonald's Corp.	1,328	328,388
McKesson Corp.	305	93,370
Medical Properties Trust, Inc. REIT	1,321	27,926
Medtronic PLC	2,615	290,134
Merck & Co., Inc.	4,611	378,333
Meta Platforms, Inc. Class A (a)	4,073	905,672
MetLife, Inc.	1,848	129,877
Mettler-Toledo International, Inc. (a)	52	71,406
MGM Resorts International	773	32,420
Microchip Technology, Inc.	952	71,533
Micron Technology, Inc.	1,832	142,694
Microsoft Corp.	12,044	3,713,286
Mid-America Apartment Communities, Inc. REIT	52	10,891
Moderna, Inc. (a)	550	94,743
Molina Healthcare, Inc. (a)	45	15,012
Molson Coors Beverage Co. Class B	386	20,605
Mondelez International, Inc. Class A	2,996	188,089
MongoDB, Inc. (a)	45	19,962
Monster Beverage Corp. (a)	899	71,830
Moody's Corp.	267	90,088
Morgan Stanley	2,464	215,354
Mosaic Co.	400	26,600
Motorola Solutions, Inc.	257	62,245
MSCI, Inc.	175	88,004
Nasdaq, Inc.	27	4,811
NetApp, Inc.	439	36,437
Netflix, Inc. (a)	772	289,183
Neurocrine Biosciences, Inc. (a)	119	11,156
Newell Brands, Inc.	1,332	28,518
Newmont Corp.	1,523	121,002
News Corp. Class A	655	14,508
NextEra Energy, Inc.	2,067	175,096
NIKE, Inc. Class B	2,168	291,726
Nordson Corp.	100	22,708
Norfolk Southern Corp.	376	107,243
Northern Trust Corp.	279	32,490
Northrop Grumman Corp.	281	125,669
NortonLifeLock, Inc.	1,012	26,838
Novavax, Inc. (a)	100	7,365
Novocure, Ltd. (a)(b)	128	10,605
NVIDIA Corp.	4,232	1,154,744
Okta, Inc. (a)	145	21,889
Old Dominion Freight Line, Inc.	206	61,528

See accompanying notes to financial statements.
26

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Omnicom Group, Inc.	294	$ 24,955
ON Semiconductor Corp. (a)	300	18,783
ONEOK, Inc.	1,660	117,246
Oracle Corp.	3,003	248,438
O'Reilly Automotive, Inc. (a)	136	93,155
Otis Worldwide Corp.	773	59,482
PACCAR, Inc.	626	55,132
Palantir Technologies, Inc. Class A (a)	2,900	39,817
Palo Alto Networks, Inc. (a)(b)	225	140,065
Paramount Global Class B (b)	813	30,740
Parker-Hannifin Corp.	187	53,063
Paychex, Inc.	713	97,303
Paycom Software, Inc. (a)	61	21,129
PayPal Holdings, Inc. (a)	1,846	213,490
Peloton Interactive, Inc. Class A (a)	486	12,840
Pentair PLC	275	14,908
PepsiCo, Inc.	2,555	427,656
PerkinElmer, Inc.	128	22,331
Pfizer, Inc.	9,897	512,368
Philip Morris International, Inc.	3,064	287,832
Pinterest, Inc. Class A (a)	969	23,847
Pioneer Natural Resources Co.	1,300	325,039
Plug Power, Inc. (a)(b)	1,000	28,610
PNC Financial Services Group, Inc.	942	173,752
Pool Corp.	100	42,285
PPG Industries, Inc.	754	98,827
Principal Financial Group, Inc.	680	49,919
Procter & Gamble Co.	4,437	677,974
Progressive Corp.	949	108,177
Prologis, Inc. REIT	1,308	211,216
Prudential Financial, Inc.	940	111,080
PTC, Inc. (a)	199	21,436
Public Storage REIT	297	115,913
PulteGroup, Inc.	421	17,640
Qorvo, Inc. (a)	60	7,446
QUALCOMM, Inc.	2,000	305,640
Quest Diagnostics, Inc.	169	23,129
Raytheon Technologies Corp.	2,946	291,860
Realty Income Corp. REIT	901	62,439
Regency Centers Corp. REIT	225	16,052
Regeneron Pharmaceuticals, Inc. (a)	128	89,398
Regions Financial Corp.	2,652	59,034
ResMed, Inc.	276	66,933
RingCentral, Inc. Class A (a)	100	11,721
Robert Half International, Inc.	348	39,735
Robinhood Markets, Inc. Class A (a)(b)	500	6,755
Rockwell Automation, Inc.	160	44,805
Roku, Inc. (a)	199	24,929
Rollins, Inc.	329	11,531
Roper Technologies, Inc.	226	106,724
Ross Stores, Inc.	601	54,366
Security Description	Shares	Value
Royalty Pharma PLC Class A	700	$ 27,272
S&P Global, Inc.	624	255,952
salesforce.com, Inc. (a)	1,655	351,390
SBA Communications Corp. REIT	242	83,272
Schlumberger NV	7,298	301,480
Schneider Electric SE	1,000	169,301
Seagate Technology Holdings PLC	304	27,330
Seagen, Inc. (a)	161	23,192
Sealed Air Corp.	219	14,664
Sempra Energy	791	132,983
Sensata Technologies Holding PLC (a)	388	19,730
ServiceNow, Inc. (a)	297	165,396
Sherwin-Williams Co.	524	130,801
Signature Bank	100	29,349
Simon Property Group, Inc. REIT	642	84,462
Skyworks Solutions, Inc.	288	38,385
Snap, Inc. Class A (a)	1,917	68,993
Snap-on, Inc.	79	16,233
Snowflake, Inc. Class A (a)	328	75,155
SoFi Technologies, Inc. (a)(b)	1,100	10,395
SolarEdge Technologies, Inc. (a)	128	41,263
Splunk, Inc. (a)	244	36,261
SS&C Technologies Holdings, Inc.	471	35,334
Stanley Black & Decker, Inc.	297	41,518
Starbucks Corp.	2,256	205,228
State Street Corp. (g)	610	53,143
Stellantis NV (d)	2,805	46,184
Stellantis NV (d)	1,600	26,348
STERIS PLC	145	35,057
Stryker Corp.	646	172,708
Sun Communities, Inc. REIT	74	12,971
Sunrun, Inc. (a)	458	13,909
SVB Financial Group (a)	101	56,504
Swiss Re AG	478	45,772
Synchrony Financial	324	11,278
Synopsys, Inc. (a)	187	62,321
Sysco Corp.	1,109	90,550
T Rowe Price Group, Inc.	332	50,195
Take-Two Interactive Software, Inc. (a)	153	23,522
Target Corp.	783	166,168
Teladoc Health, Inc. (a)(b)	249	17,960
Teledyne Technologies, Inc. (a)	100	47,263
Teleflex, Inc.	65	23,064
Tenaris SA	12,576	192,469
Teradyne, Inc.	330	39,016
Tesla, Inc. (a)	1,421	1,531,270
Texas Instruments, Inc.	1,642	301,274
Textron, Inc.	385	28,636
Thermo Fisher Scientific, Inc.	657	388,057
TJX Cos., Inc.	2,103	127,400
T-Mobile US, Inc. (a)	1,121	143,880

See accompanying notes to financial statements.
27

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Tractor Supply Co.	124	$ 28,938
Trade Desk, Inc. Class A (a)	710	49,167
Tradeweb Markets, Inc. Class A	235	20,649
Trane Technologies PLC	467	71,311
TransDigm Group, Inc. (a)	63	41,047
TransUnion	375	38,753
Travelers Cos., Inc.	508	92,827
Trimble, Inc. (a)	575	41,480
Truist Financial Corp.	2,439	138,291
Twilio, Inc. Class A (a)	261	43,015
Twitter, Inc. (a)	1,269	49,098
Uber Technologies, Inc. (a)	2,720	97,050
UDR, Inc. REIT	271	15,547
Ulta Beauty, Inc. (a)	92	36,636
Union Pacific Corp.	1,100	300,531
United Parcel Service, Inc. Class B	1,230	263,786
United Rentals, Inc. (a)	190	67,490
UnitedHealth Group, Inc.	1,551	790,963
Unity Software, Inc. (a)	100	9,921
Universal Health Services, Inc. Class B	74	10,726
Upstart Holdings, Inc. (a)(b)	100	10,909
US Bancorp	2,565	136,330
Vail Resorts, Inc.	101	26,287
Veeva Systems, Inc. Class A (a)	249	52,903
Ventas, Inc. REIT	729	45,023
VeriSign, Inc. (a)	101	22,468
Verisk Analytics, Inc.	332	71,257
Verizon Communications, Inc.	8,603	438,237
Vertex Pharmaceuticals, Inc. (a)	405	105,693
VF Corp.	655	37,243
Viatris, Inc.	2,161	23,512
VICI Properties, Inc. REIT	898	25,557
Visa, Inc. Class A	2,975	659,766
VMware, Inc. Class A	387	44,068
Vornado Realty Trust REIT	395	17,901
Vulcan Materials Co.	323	59,335
W.W. Grainger, Inc.	119	61,379
Walmart, Inc.	2,770	412,508
Walgreens Boots Alliance, Inc.	1,776	79,512
Walt Disney Co. (a)	3,150	432,054
Waters Corp. (a)	88	27,314
Wayfair, Inc. Class A (a)(b)	153	16,949
Wells Fargo & Co.	7,273	352,450
Welltower, Inc. REIT	862	82,873
West Pharmaceutical Services, Inc.	74	30,393
Western Digital Corp. (a)	591	29,343
Western Union Co.	1,219	22,844
Westinghouse Air Brake Technologies Corp.	303	29,140
Weyerhaeuser Co. REIT	1,711	64,847
Whirlpool Corp.	56	9,676
Williams Cos., Inc.	4,379	146,302
Willis Towers Watson PLC	215	50,787
Security Description	Shares	Value
Workday, Inc. Class A (a)	315	$ 75,430
WP Carey, Inc. REIT	101	8,165
Wynn Resorts, Ltd. (a)	204	16,267
Xylem, Inc.	479	40,840
Yum! Brands, Inc.	597	70,762
Zebra Technologies Corp. Class A (a)	100	41,370
Zendesk, Inc. (a)	128	15,397
Zillow Group, Inc. Class C (a)(b)	604	29,771
Zimmer Biomet Holdings, Inc.	461	58,962
Zoetis, Inc.	792	149,363
Zoom Video Communications, Inc. Class A (a)	394	46,189
ZoomInfo Technologies, Inc. (a)	300	17,922
Zscaler, Inc. (a)	128	30,884
		69,058,776
ZAMBIA — 0.1%
First Quantum Minerals, Ltd. (b)	2,032	70,409
TOTAL COMMON STOCKS (Cost $85,284,143)		112,203,397

RIGHTS — 0.0% (f)
SOUTH KOREA — 0.0% (f)
Samsung Biologics Co., Ltd. (expiring 4/8/22) (a) (Cost: $0)	2	310
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Minor International PCL (expiring 02/15/24) (a) (Cost: $0)	275	28
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (h)(i)	160,824	160,807
State Street Navigator Securities Lending Portfolio II (g)(j)	2,369,493	2,369,493
TOTAL SHORT-TERM INVESTMENTS (Cost $2,530,286)		2,530,300
TOTAL INVESTMENTS — 101.7% (Cost $87,814,429)		114,734,035
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(1,870,769)
NET ASSETS — 100.0%		$ 112,863,266
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.

See accompanying notes to financial statements.
28

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2022.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 111,971,060	$232,337	$ 0(a)	$112,203,397
Rights	—	310	—	310
Warrants	28	—	—	28
Short-Term Investments	2,530,300	—	—	2,530,300
TOTAL INVESTMENTS	$114,501,388	$232,647	$ 0	$114,734,035
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2022.
Sector Breakdown as of March 31, 2022

% of Net Assets
Information Technology	22.3%
Financials	15.8
Health Care	11.8
Consumer Discretionary	11.5
Industrials	10.1
Communication Services	8.5
Consumer Staples	7.3
Materials	3.9
Energy	3.1
Real Estate	2.8
Utilities	2.3
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
29

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	610	$ 51,679	$ —	$ —	$ —	$1,464	610	$ 53,143	$ 695
State Street Institutional Liquid Reserves Fund, Premier Class	96,415	96,434	1,662,354	1,597,946	(49)	14	160,823	160,807	43
State Street Navigator Securities Lending Portfolio II	1,494,278	1,494,278	7,602,627	6,727,412	—	—	2,369,493	2,369,493	4,831
Total		$1,642,391	$9,264,981	$8,325,358	$(49)	$1,478		$2,583,443	$5,569
See accompanying notes to financial statements.
30

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 7.5%
Ampol, Ltd.	4,160	$ 95,718
APA Group Stapled Security	21,210	169,948
Aristocrat Leisure, Ltd.	10,497	289,296
ASX, Ltd.	3,320	203,940
Aurizon Holdings, Ltd.	33,610	93,133
Australia & New Zealand Banking Group, Ltd.	48,122	997,387
BlueScope Steel, Ltd.	8,417	131,851
Brambles, Ltd.	24,825	184,745
Cochlear, Ltd.	1,144	193,578
Coles Group, Ltd.	23,247	312,661
Commonwealth Bank of Australia	29,129	2,313,585
Computershare, Ltd.	9,590	177,880
Crown Resorts, Ltd. (a)	6,699	64,191
CSL, Ltd.	8,216	1,654,433
Dexus REIT	17,785	146,244
Domino's Pizza Enterprises, Ltd. (b)	1,044	68,874
Endeavour Group, Ltd.	21,719	118,899
Evolution Mining, Ltd.	31,493	104,058
Fortescue Metals Group, Ltd.	29,140	452,096
Goodman Group REIT	28,323	486,851
GPT Group REIT	34,017	132,323
IDP Education, Ltd. (b)	3,562	84,473
Insurance Australia Group, Ltd.	42,947	141,260
LendLease Corp., Ltd. Stapled Security	11,879	99,910
Macquarie Group, Ltd.	5,787	883,360
Medibank Pvt, Ltd.	45,271	104,708
Mineral Resources, Ltd. (a)	2,903	114,908
Mirvac Group REIT	67,205	125,664
National Australia Bank, Ltd.	55,860	1,357,020
Newcrest Mining, Ltd.	15,233	305,885
Northern Star Resources, Ltd.	18,863	152,134
Orica, Ltd.	6,904	82,694
Qantas Airways, Ltd. (a)	16,548	64,743
QBE Insurance Group, Ltd.	25,488	220,112
Ramsay Health Care, Ltd.	3,194	156,264
REA Group, Ltd. (b)	964	98,069
Reece, Ltd.	4,961	71,007
Rio Tinto PLC	19,306	1,545,745
Rio Tinto, Ltd.	6,414	573,704
Scentre Group REIT	91,777	210,206
SEEK, Ltd.	5,924	132,658
Sonic Healthcare, Ltd.	7,601	202,519
Stockland REIT	40,413	129,587
Suncorp Group, Ltd.	21,681	181,048
Tabcorp Holdings, Ltd.	37,496	150,362
Telstra Corp., Ltd.	71,946	213,950
Transurban Group Stapled Security	52,623	535,458
Treasury Wine Estates, Ltd.	12,410	107,917
Vicinity Centres REIT	68,344	95,717
Security Description	Shares	Value
Wesfarmers, Ltd.	19,514	$ 738,710
Westpac Banking Corp. (b)	62,626	1,139,982
WiseTech Global, Ltd.	2,513	96,395
Woolworths Group, Ltd.	20,689	578,886
		19,086,746
AUSTRIA — 0.2%
Erste Group Bank AG	5,886	216,708
Mondi PLC	8,219	161,403
Raiffeisen Bank International AG (a)	2,846	41,008
Verbund AG	1,171	124,428
Voestalpine AG	2,128	63,976
		607,523
BELGIUM — 0.9%
Ageas SA/NV	2,962	151,074
Anheuser-Busch InBev SA/NV (b)	14,828	895,202
Elia Group SA (b)	525	80,728
Etablissements Franz Colruyt NV	972	40,556
Groupe Bruxelles Lambert SA	1,904	199,392
KBC Group NV	4,338	315,568
Proximus SADP	2,782	52,157
Sofina SA	262	96,258
Solvay SA (b)	1,242	123,626
UCB SA	2,136	257,745
Umicore SA (b)	3,553	155,600
		2,367,906
BRAZIL — 0.1%
Yara International ASA	2,924	147,805
CHILE — 0.1%
Antofagasta PLC	7,226	159,171
CHINA — 0.6%
BOC Hong Kong Holdings, Ltd.	63,000	238,923
Budweiser Brewing Co. APAC, Ltd. (b)(c)	32,354	86,138
Chow Tai Fook Jewellery Group, Ltd. (a)	34,600	63,002
ESR Cayman, Ltd. (a)(c)	35,000	108,825
Futu Holdings, Ltd. ADR (a)	882	28,718
Prosus NV (a)	15,981	863,725
SITC International Holdings Co., Ltd.	24,000	85,042
Wilmar International, Ltd.	33,000	114,848
		1,589,221
DENMARK — 2.9%
Ambu A/S Class B	2,798	41,853
AP Moller - Maersk A/S Class A	54	161,143
AP Moller - Maersk A/S Class B	97	295,555
Carlsberg A/S Class B	1,748	217,018
Chr. Hansen Holding A/S	1,818	135,072
Coloplast A/S Class B	2,010	308,023
Danske Bank A/S	11,620	195,713

See accompanying notes to financial statements.
31

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Demant A/S (a)	1,762	$ 80,650
DSV A/S	3,504	681,633
Genmab A/S (a)	1,115	411,119
GN Store Nord A/S	2,202	109,584
Novo Nordisk A/S Class B	28,746	3,220,157
Novozymes A/S Class B	3,505	242,742
Orsted A/S (c)	3,290	417,909
Pandora A/S	1,733	167,873
ROCKWOOL International A/S Class B	135	45,072
Tryg A/S	6,271	154,070
Vestas Wind Systems A/S	17,440	521,086
		7,406,272
FINLAND — 1.3%
Elisa Oyj	2,428	147,557
Fortum Oyj	7,500	137,941
Kesko Oyj Class B	4,718	131,290
Kone Oyj Class B	5,837	309,075
Neste Oyj	7,257	334,931
Nokia Oyj (a)	91,681	508,565
Nordea Bank Abp (b)(d)	53,955	563,322
Nordea Bank Abp (d)	770	8,036
Orion Oyj Class B	1,889	86,489
Sampo Oyj Class A	8,611	425,206
Stora Enso Oyj Class R	10,205	202,282
UPM-Kymmene Oyj (b)	9,204	303,743
Wartsila OYJ Abp (b)	8,289	76,604
		3,235,041
FRANCE — 10.2%
Accor SA (a)	2,904	94,446
Adevinta ASA (a)	4,132	38,211
Aeroports de Paris (a)	528	79,897
Air Liquide SA	8,087	1,429,963
Airbus SE (a)	10,128	1,243,638
Alstom SA	5,472	129,501
Amundi SA (c)	1,096	75,851
Arkema SA	1,031	124,752
AXA SA	33,407	987,429
BioMerieux	725	78,037
BNP Paribas SA	19,328	1,116,770
Bollore SE	16,594	87,775
Bouygues SA	3,892	136,972
Bureau Veritas SA	5,127	147,976
Capgemini SE	2,734	616,002
Carrefour SA	10,448	228,373
Cie de Saint-Gobain	8,614	520,144
Cie Generale des Etablissements Michelin SCA	2,928	400,551
CNP Assurances	3,112	75,484
Covivio REIT	972	78,019
Credit Agricole SA	20,911	253,281
Danone SA	11,261	626,854
Dassault Aviation SA	428	68,432
Dassault Systemes SE	11,316	562,995
Edenred	4,317	215,765
Security Description	Shares	Value
Eiffage SA	1,361	$ 141,195
EssilorLuxottica SA	4,929	912,031
Eurazeo SE	707	60,100
Faurecia SE (d)	1,628	42,839
Faurecia SE (d)	325	8,538
Gecina SA REIT	838	106,573
Getlink SE	7,606	138,325
Hermes International	540	775,973
Ipsen SA	701	88,370
Kering SA	1,279	819,267
Klepierre SA REIT (a)	3,558	95,724
La Francaise des Jeux SAEM (c)	1,484	59,376
Legrand SA	4,595	441,629
L'Oreal SA	4,286	1,735,135
LVMH Moet Hennessy Louis Vuitton SE	4,741	3,425,634
Orange SA	34,330	408,864
Orpea SA	898	39,347
Pernod Ricard SA	3,619	802,518
Publicis Groupe SA	3,961	243,542
Remy Cointreau SA	398	82,810
Renault SA (a)	3,375	89,655
Safran SA	5,899	704,004
Sanofi	19,414	1,998,308
Sartorius Stedim Biotech	466	193,139
SEB SA	492	69,304
Societe Generale SA	13,832	376,444
Sodexo SA	1,560	128,097
Teleperformance	1,023	394,173
Thales SA	1,825	231,385
Ubisoft Entertainment SA (a)	1,611	71,610
Unibail-Rodamco-Westfield CDI (a)	698	2,642
Unibail-Rodamco-Westfield REIT (a)(d)	2,064	156,576
Valeo	4,141	77,198
Veolia Environnement SA	11,222	363,222
Vinci SA	9,192	951,053
Vivendi SE	13,484	177,635
Wendel SE	452	46,570
Worldline SA (a)(c)	4,195	184,299
		26,060,222
GERMANY — 8.6%
adidas AG	3,288	775,214
Allianz SE	6,975	1,680,587
Aroundtown SA	17,242	99,643
BASF SE	15,681	903,081
Bayer AG	16,913	1,168,614
Bayerische Motoren Werke AG	5,699	498,402
Bayerische Motoren Werke AG Preference Shares	1,031	80,644
Bechtle AG	1,400	79,755
Beiersdorf AG	1,693	179,330
Brenntag SE	2,653	216,489
Carl Zeiss Meditec AG	707	115,597
Commerzbank AG (a)	17,371	133,884

See accompanying notes to financial statements.
32

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Continental AG (a)	1,885	$ 137,166
Covestro AG (c)	3,342	170,455
Daimler Truck Holding AG (a)	7,025	197,207
Deutsche Bank AG (a)	35,686	457,016
Deutsche Boerse AG	3,239	587,431
Deutsche Lufthansa AG (a)	10,269	84,071
Deutsche Post AG	17,032	825,301
Deutsche Telekom AG	55,329	1,042,365
E.ON SE	38,613	452,913
Evonik Industries AG	3,752	105,118
Fresenius Medical Care AG & Co. KGaA	3,477	235,061
Fresenius SE & Co. KGaA	7,191	266,796
FUCHS PETROLUB SE Preference Shares	1,294	47,196
GEA Group AG	2,600	107,934
Hannover Rueck SE	1,037	178,092
HeidelbergCement AG	2,590	148,872
HelloFresh SE (a)	2,851	129,932
Henkel AG & Co. KGaA Preference Shares	3,052	206,058
Henkel AG & Co. KGaA	1,809	120,666
Infineon Technologies AG	22,544	777,215
KION Group AG	1,216	81,179
Knorr-Bremse AG	1,241	96,159
LANXESS AG	1,497	66,442
LEG Immobilien SE	1,264	145,210
Mercedes-Benz Group AG	14,611	1,037,355
Merck KGaA	2,212	467,255
MTU Aero Engines AG	920	215,681
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,403	649,709
Nemetschek SE	983	96,030
Porsche Automobil Holding SE Preference Shares	2,588	253,111
Puma SE	1,830	157,679
Rational AG	88	61,392
SAP SE	17,826	2,005,625
Sartorius AG Preference Shares	453	202,469
Scout24 SE (c)	1,605	92,862
Siemens AG	13,061	1,826,132
Siemens Energy AG (a)	6,900	159,073
Siemens Healthineers AG (c)	4,864	304,367
Symrise AG	2,195	265,841
Telefonica Deutschland Holding AG	18,889	51,891
Uniper SE	1,574	40,981
United Internet AG	1,756	60,920
Volkswagen AG	578	145,472
Volkswagen AG Preference Shares	3,179	555,327
Vonovia SE	12,673	596,597
Zalando SE (a)(c)	3,862	197,665
		22,040,529
Security Description	Shares	Value
HONG KONG — 2.3%
AIA Group, Ltd.	206,400	$ 2,173,006
CK Asset Holdings, Ltd.	35,515	243,527
CK Infrastructure Holdings, Ltd.	10,500	70,323
Hang Lung Properties, Ltd.	35,000	70,613
Hang Seng Bank, Ltd.	13,300	256,782
Henderson Land Development Co., Ltd.	23,250	96,783
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	39,000	38,097
HKT Trust & HKT, Ltd. Stapled Security	68,000	93,429
Hong Kong Exchanges & Clearing, Ltd.	20,775	985,243
Hongkong Land Holdings, Ltd.	19,800	97,020
Link REIT	36,626	313,347
Melco Resorts & Entertainment, Ltd. ADR (a)	3,831	29,269
MTR Corp., Ltd.	27,052	146,290
New World Development Co., Ltd.	27,347	111,219
Power Assets Holdings, Ltd.	24,000	156,447
Sino Land Co., Ltd.	54,809	71,106
Sun Hung Kai Properties, Ltd.	21,500	256,966
Swire Pacific, Ltd. Class A	8,000	48,931
Swire Properties, Ltd.	20,200	50,194
Techtronic Industries Co., Ltd.	23,500	380,794
WH Group, Ltd. (c)	147,810	93,426
Wharf Real Estate Investment Co., Ltd. (b)	29,000	143,863
Xinyi Glass Holdings, Ltd.	31,000	75,210
		6,001,885
IRELAND — 0.7%
AerCap Holdings NV (a)	2,260	113,633
CRH PLC	13,386	541,395
Flutter Entertainment PLC (a)(b)	2,863	334,479
Kerry Group PLC Class A	2,727	306,757
Kingspan Group PLC	2,661	263,626
Smurfit Kappa Group PLC	4,287	192,944
		1,752,834
ISRAEL — 0.7%
Azrieli Group, Ltd.	789	69,672
Bank Hapoalim BM	19,113	190,157
Bank Leumi Le-Israel BM	24,476	264,912
Check Point Software Technologies, Ltd. (a)	1,812	250,527
Elbit Systems, Ltd.	471	103,314
ICL Group, Ltd.	12,428	148,883
Israel Discount Bank, Ltd. Class A	19,860	124,216
Kornit Digital, Ltd. (a)	826	68,302
Mizrahi Tefahot Bank, Ltd.	2,587	101,494
Nice, Ltd. (a)	1,099	241,375
Teva Pharmaceutical Industries, Ltd. ADR (a)	5,193	48,762

See accompanying notes to financial statements.
33

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Teva Pharmaceutical Industries, Ltd. (a)	13,689	$ 127,657
Wix.com, Ltd. (a)	965	100,804
		1,840,075
ITALY — 1.9%
Amplifon SpA (b)	2,144	96,709
Assicurazioni Generali SpA (b)	18,942	437,745
Atlantia SpA (a)	8,294	174,415
Coca-Cola HBC AG (a)	3,573	75,247
Davide Campari-Milano NV	8,730	102,525
DiaSorin SpA (b)	443	69,943
Enel SpA	138,842	937,400
Ferrari NV	2,166	478,867
FinecoBank Banca Fineco SpA	10,638	163,638
Infrastrutture Wireless Italiane SpA (b)(c)	5,798	65,576
Intesa Sanpaolo SpA	285,495	661,836
Mediobanca Banca di Credito Finanziario SpA	10,525	107,972
Moncler SpA	3,508	198,047
Nexi SpA (a)(c)	7,566	88,392
Poste Italiane SpA (c)	9,604	110,278
Prysmian SpA	4,460	153,637
Recordati Industria Chimica e Farmaceutica SpA	1,890	95,977
Snam SpA	34,405	200,285
Telecom Italia SpA (a)(b)	157,692	58,515
Terna - Rete Elettrica Nazionale (b)	24,396	211,345
UniCredit SpA	36,102	395,865
		4,884,214
JAPAN — 22.6%
Advantest Corp. (b)	3,200	254,945
Aeon Co., Ltd.	11,200	240,794
AGC, Inc.	3,100	125,277
Aisin Corp.	2,400	82,950
Ajinomoto Co., Inc.	7,900	226,179
ANA Holdings, Inc. (a)	2,600	54,967
Asahi Group Holdings, Ltd.	7,800	286,680
Asahi Intecc Co., Ltd.	3,900	77,309
Asahi Kasei Corp.	21,800	190,834
Astellas Pharma, Inc.	32,200	506,976
Azbil Corp.	2,000	67,394
Bandai Namco Holdings, Inc.	3,200	244,980
Benefit One, Inc.	1,300	27,740
Bridgestone Corp.	9,800	384,168
Brother Industries, Ltd. (b)	4,400	81,094
Canon, Inc. (b)	16,900	416,739
Capcom Co., Ltd.	2,900	70,914
Central Japan Railway Co.	2,500	328,836
Chiba Bank, Ltd. (b)	8,000	47,786
Chugai Pharmaceutical Co., Ltd.	11,600	391,557
Concordia Financial Group, Ltd.	19,800	74,714
Cosmos Pharmaceutical Corp.	300	36,655
CyberAgent, Inc.	6,800	85,494
Security Description	Shares	Value
Dai Nippon Printing Co., Ltd.	3,700	$ 87,733
Daifuku Co., Ltd.	1,800	130,356
Dai-ichi Life Holdings, Inc.	17,200	354,132
Daiichi Sankyo Co., Ltd.	29,700	655,786
Daikin Industries, Ltd.	4,100	757,001
Daito Trust Construction Co., Ltd.	1,100	117,726
Daiwa House Industry Co., Ltd.	9,800	258,454
Daiwa House REIT Investment Corp.	39	105,392
Daiwa Securities Group, Inc. (b)	25,600	146,102
Denso Corp.	7,400	479,209
Dentsu Group, Inc.	3,500	144,758
Disco Corp.	500	141,710
East Japan Railway Co.	5,200	304,610
Eisai Co., Ltd. (b)	4,100	191,530
FANUC Corp.	3,100	552,828
Fast Retailing Co., Ltd.	1,100	570,867
Fuji Electric Co., Ltd.	2,100	106,579
FUJIFILM Holdings Corp.	6,200	383,212
Fujitsu, Ltd.	3,200	485,504
GLP J-REIT (a)	73	111,507
GMO Payment Gateway, Inc.	700	72,552
Hakuhodo DY Holdings, Inc.	4,400	56,008
Hamamatsu Photonics KK	2,500	134,912
Hankyu Hanshin Holdings, Inc.	4,000	116,828
Hikari Tsushin, Inc.	400	46,039
Hino Motors, Ltd.	5,900	34,999
Hirose Electric Co., Ltd.	505	74,309
Hitachi Construction Machinery Co., Ltd.	1,800	47,382
Hitachi Metals, Ltd. (a)	3,500	58,855
Hitachi, Ltd.	16,300	827,926
Honda Motor Co., Ltd.	28,100	807,289
Hoshizaki Corp.	900	62,360
Hoya Corp.	6,300	728,231
Hulic Co., Ltd.	6,500	58,962
Ibiden Co., Ltd.	1,700	84,737
Iida Group Holdings Co., Ltd. (b)	2,400	41,821
Isuzu Motors, Ltd.	10,000	130,834
Ito En, Ltd.	900	44,564
Itochu Techno-Solutions Corp. (b)	1,700	43,979
Japan Airlines Co., Ltd. (a)	2,500	47,168
Japan Exchange Group, Inc.	8,800	165,741
Japan Metropolitan Fund Invest REIT	122	103,530
Japan Post Bank Co., Ltd. (b)	6,600	53,561
Japan Post Holdings Co., Ltd.	42,100	311,618
Japan Post Insurance Co., Ltd.	3,500	61,594
Japan Real Estate Investment Corp. REIT	21	110,558
Japan Tobacco, Inc.	20,600	354,295
JFE Holdings, Inc.	8,000	113,565
JSR Corp. (b)	3,600	107,666
Kajima Corp.	7,900	97,046
Kakaku.com, Inc. (b)	2,400	54,515

See accompanying notes to financial statements.
34

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Kansai Electric Power Co., Inc.	12,700	$ 120,225
Kansai Paint Co., Ltd.	3,100	50,392
Kao Corp.	8,200	339,485
KDDI Corp.	27,900	920,614
Keio Corp. (b)	1,700	67,020
Keisei Electric Railway Co., Ltd.	2,100	59,085
Keyence Corp.	3,100	1,462,204
Kikkoman Corp.	2,400	160,758
Kintetsu Group Holdings Co., Ltd.	2,800	80,857
Kirin Holdings Co., Ltd.	14,300	215,487
Kobayashi Pharmaceutical Co., Ltd.	900	72,816
Kobe Bussan Co., Ltd. (b)	2,300	71,535
Koei Tecmo Holdings Co., Ltd. (b)	950	31,425
Koito Manufacturing Co., Ltd.	1,700	69,681
Komatsu, Ltd.	15,200	368,557
Konami Holdings Corp. (b)	1,600	102,163
Kose Corp.	500	53,100
Kubota Corp.	17,600	333,947
Kurita Water Industries, Ltd.	1,700	63,658
Kyocera Corp.	5,500	311,852
Kyowa Kirin Co., Ltd.	4,800	112,629
Lasertec Corp.	1,300	222,620
Lawson, Inc.	800	30,814
Lion Corp.	4,200	47,130
Lixil Corp.	4,400	83,015
M3, Inc. (b)	7,600	279,830
Makita Corp.	3,900	126,439
Mazda Motor Corp.	10,100	75,641
McDonald's Holdings Co. Japan, Ltd.	1,400	58,480
Medipal Holdings Corp.	3,300	54,785
MEIJI Holdings Co., Ltd.	2,000	108,919
Mercari, Inc. (a)	1,600	42,513
MINEBEA MITSUMI, Inc.	6,300	139,833
MISUMI Group, Inc.	4,700	141,920
Mitsubishi Chemical Holdings Corp.	22,200	149,451
Mitsubishi Electric Corp.	31,200	362,447
Mitsubishi Estate Co., Ltd.	20,600	308,724
Mitsubishi Gas Chemical Co., Inc.	2,900	49,721
Mitsubishi HC Capital, Inc.	12,100	56,824
Mitsubishi Heavy Industries, Ltd.	5,500	182,163
Mitsubishi UFJ Financial Group, Inc.	204,100	1,278,494
Mitsui Chemicals, Inc.	3,300	84,012
Mitsui Fudosan Co., Ltd.	15,700	338,900
Mitsui OSK Lines, Ltd. (b)	6,300	177,516
Miura Co., Ltd. (b)	1,500	37,508
Mizuho Financial Group, Inc.	41,470	535,394
MonotaRO Co., Ltd.	4,600	99,826
MS&AD Insurance Group Holdings, Inc.	7,700	252,363
Murata Manufacturing Co., Ltd.	10,000	668,754
Security Description	Shares	Value
NEC Corp.	4,000	$ 169,722
Nexon Co., Ltd.	8,500	205,331
NGK Insulators, Ltd.	4,700	67,881
Nidec Corp.	7,700	618,411
Nihon M&A Center Holdings, Inc.	5,200	73,989
Nintendo Co., Ltd.	2,000	1,016,189
Nippon Building Fund, Inc. REIT	25	142,533
Nippon Express Holdings, Inc.	1,300	90,183
Nippon Paint Holdings Co., Ltd.	14,300	127,478
Nippon Prologis REIT, Inc. (a)	36	105,738
Nippon Sanso Holdings Corp.	2,700	51,853
Nippon Shinyaku Co., Ltd.	900	61,767
Nippon Steel Corp.	14,400	257,569
Nippon Telegraph & Telephone Corp.	20,500	598,744
Nippon Yusen KK (b)	2,700	239,357
Nissan Chemical Corp.	2,000	119,135
Nissan Motor Co., Ltd. (a)	39,200	176,921
Nisshin Seifun Group, Inc.	3,900	54,817
Nissin Foods Holdings Co., Ltd.	1,100	77,668
Nitori Holdings Co., Ltd.	1,400	177,170
Nitto Denko Corp.	2,400	174,402
Nomura Holdings, Inc.	53,000	224,969
Nomura Real Estate Holdings, Inc.	2,000	48,330
Nomura Real Estate Master Fund, Inc. REIT (a)	73	96,952
Nomura Research Institute, Ltd.	5,800	192,099
NTT Data Corp.	10,800	215,155
Obayashi Corp.	11,100	82,307
Obic Co., Ltd.	1,200	182,113
Odakyu Electric Railway Co., Ltd. (b)	5,100	85,592
Oji Holdings Corp.	13,600	68,014
Olympus Corp.	18,900	364,219
Omron Corp.	3,100	209,791
Ono Pharmaceutical Co., Ltd.	6,300	159,141
Open House Group Co., Ltd.	1,400	62,517
Oracle Corp. Japan	600	42,019
Oriental Land Co., Ltd.	3,200	619,831
ORIX Corp.	21,200	427,493
Orix JREIT, Inc.	45	61,285
Otsuka Corp.	1,800	64,437
Otsuka Holdings Co., Ltd.	6,600	230,123
Pan Pacific International Holdings Corp.	7,000	113,269
Panasonic Corp.	37,700	369,157
Persol Holdings Co., Ltd.	2,900	66,040
Pola Orbis Holdings, Inc.	1,100	14,491
Rakuten Group, Inc.	15,100	120,302
Recruit Holdings Co., Ltd.	23,000	1,025,928
Renesas Electronics Corp. (a)	21,100	248,941
Resona Holdings, Inc.	35,100	151,563
Ricoh Co., Ltd. (b)	11,500	100,622
Rinnai Corp.	600	45,331
Rohm Co., Ltd.	1,500	118,517

See accompanying notes to financial statements.
35

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ryohin Keikaku Co., Ltd.	4,400	$ 51,876
Santen Pharmaceutical Co., Ltd.	6,600	66,720
SBI Holdings, Inc. (b)	4,000	102,163
SCSK Corp.	2,800	48,468
Secom Co., Ltd.	3,400	248,414
Seiko Epson Corp. (b)	5,000	75,839
Sekisui Chemical Co., Ltd.	6,200	89,852
Sekisui House, Ltd.	10,600	207,066
Seven & i Holdings Co., Ltd.	12,900	617,818
SG Holdings Co., Ltd.	5,500	104,766
Sharp Corp. (b)	3,700	35,026
Shimadzu Corp.	3,900	136,078
Shimano, Inc.	1,300	301,557
Shimizu Corp. (b)	9,900	59,951
Shin-Etsu Chemical Co., Ltd.	6,000	928,857
Shionogi & Co., Ltd.	4,400	272,972
Shiseido Co., Ltd.	6,900	353,485
Shizuoka Bank, Ltd. (b)	8,000	56,882
SMC Corp.	1,000	567,168
Softbank Corp.	49,100	577,671
SoftBank Group Corp.	20,700	948,064
Sohgo Security Services Co., Ltd.	1,300	42,842
Sompo Holdings, Inc.	5,300	234,968
Sony Group Corp.	21,700	2,275,930
Square Enix Holdings Co., Ltd.	1,500	67,106
Stanley Electric Co., Ltd.	2,300	44,039
Subaru Corp.	10,900	174,939
SUMCO Corp.	5,800	96,862
Sumitomo Chemical Co., Ltd.	25,200	116,683
Sumitomo Dainippon Pharma Co., Ltd. (b)	2,500	24,882
Sumitomo Electric Industries, Ltd.	12,800	154,180
Sumitomo Metal Mining Co., Ltd.	4,100	208,184
Sumitomo Mitsui Financial Group, Inc.	22,300	717,826
Sumitomo Mitsui Trust Holdings, Inc. (b)	5,800	191,191
Sumitomo Realty & Development Co., Ltd.	5,500	153,570
Suntory Beverage & Food, Ltd.	2,200	84,465
Suzuki Motor Corp.	6,400	222,148
Sysmex Corp.	2,900	213,196
T&D Holdings, Inc.	9,200	126,659
Taisei Corp.	3,100	90,286
Taisho Pharmaceutical Holdings Co., Ltd.	700	32,758
Takeda Pharmaceutical Co., Ltd.	27,308	787,010
TDK Corp.	6,700	246,196
Terumo Corp.	11,200	343,636
TIS, Inc.	3,900	92,443
Tobu Railway Co., Ltd.	3,100	76,086
Toho Co., Ltd.	1,900	72,556
Tokio Marine Holdings, Inc.	10,600	622,507
Tokyo Century Corp.	500	18,599
Security Description	Shares	Value
Tokyo Electric Power Co. Holdings, Inc. (a)	25,400	$ 84,335
Tokyo Electron, Ltd.	2,700	1,407,003
Tokyu Corp.	8,100	106,243
TOPPAN, INC.	4,500	80,305
Toray Industries, Inc.	23,700	124,734
Toshiba Corp.	6,700	256,684
Tosoh Corp.	4,700	70,243
TOTO, Ltd.	2,300	93,611
Toyo Suisan Kaisha, Ltd.	1,500	54,006
Toyota Industries Corp.	2,500	174,459
Toyota Motor Corp.	180,900	3,312,463
Toyota Tsusho Corp.	3,400	141,743
Trend Micro, Inc.	2,300	135,679
Tsuruha Holdings, Inc.	600	38,360
Unicharm Corp.	7,000	251,394
USS Co., Ltd.	3,800	64,463
Welcia Holdings Co., Ltd.	1,700	42,089
West Japan Railway Co.	3,800	159,389
Yakult Honsha Co., Ltd. (b)	2,300	123,551
Yamaha Corp.	2,400	105,788
Yamaha Motor Co., Ltd.	5,100	115,803
Yamato Holdings Co., Ltd. (b)	5,100	96,349
Yaskawa Electric Corp.	4,200	166,616
Yokogawa Electric Corp.	4,000	69,174
Z Holdings Corp.	44,600	197,104
ZOZO, Inc.	2,000	54,130
		57,830,512
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	3,038	82,440
LUXEMBOURG — 0.2%
ArcelorMittal SA	10,907	355,575
Eurofins Scientific SE	2,330	233,090
		588,665
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	35,000	210,052
Sands China, Ltd. (a)	42,400	102,760
		312,812
NETHERLANDS — 4.4%
ABN AMRO Bank NV (b)(c)	7,437	96,335
Adyen NV (a)(c)	337	678,308
Aegon NV	30,490	162,906
Akzo Nobel NV	3,198	278,327
Argenx SE (a)	772	242,658
ASM International NV	819	302,630
ASML Holding NV	7,055	4,788,346
Euronext NV (c)	1,463	134,620
EXOR NV	1,802	139,347
Heineken Holding NV	2,019	159,722
Heineken NV	4,413	425,119
IMCD NV	972	167,902
ING Groep NV	67,390	713,149
JDE Peet's NV	1,815	52,365

See accompanying notes to financial statements.
36

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Koninklijke Ahold Delhaize NV	17,790	$ 576,304
Koninklijke DSM NV (b)	2,976	538,078
Koninklijke KPN NV	57,362	200,598
Koninklijke Philips NV	15,875	489,804
NN Group NV	4,717	240,690
Randstad NV (b)	2,153	130,892
Universal Music Group NV	12,371	333,034
Wolters Kluwer NV	4,564	490,446
		11,341,580
NEW ZEALAND — 0.3%
Auckland International Airport, Ltd. (a)	20,940	114,042
Fisher & Paykel Healthcare Corp., Ltd.	9,739	164,946
Mercury NZ, Ltd.	11,432	47,312
Meridian Energy, Ltd.	23,283	81,782
Ryman Healthcare, Ltd.	6,914	45,109
Spark New Zealand, Ltd.	31,661	100,860
Xero, Ltd. (a)	2,277	175,693
		729,744
NORWAY — 0.5%
DNB Bank ASA	16,109	368,643
Gjensidige Forsikring ASA	3,728	93,243
Mowi ASA	7,309	198,941
Norsk Hydro ASA	22,946	225,943
Orkla ASA	13,213	118,409
Schibsted ASA Class A	1,301	32,451
Schibsted ASA Class B	1,688	36,370
Telenor ASA	11,843	171,672
		1,245,672
POLAND — 0.0% (e)
InPost SA (a)(b)	3,414	21,880
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	46,844	232,720
Jeronimo Martins SGPS SA	4,671	112,935
		345,655
SAUDI ARABIA — 0.0% (e)
Delivery Hero SE (a)(c)	2,713	120,322
SINGAPORE — 1.4%
Ascendas Real Estate Investment Trust	56,670	122,690
CapitaLand Integrated Commercial Trust REIT	86,209	143,326
Capitaland Investment, Ltd. (a)	45,205	133,275
City Developments, Ltd.	6,600	38,380
DBS Group Holdings, Ltd.	31,200	826,021
Genting Singapore, Ltd.	109,700	66,062
Mapletree Commercial Trust REIT	33,500	46,784
Mapletree Logistics Trust REIT	47,747	65,269
Oversea-Chinese Banking Corp., Ltd.	58,589	535,953
Singapore Airlines, Ltd. (a)(b)	23,000	93,472
Security Description	Shares	Value
Singapore Exchange, Ltd.	13,200	$ 97,243
Singapore Technologies Engineering, Ltd.	26,400	80,370
Singapore Telecommunications, Ltd.	142,000	277,002
STMicroelectronics NV	11,789	519,303
United Overseas Bank, Ltd.	20,471	484,340
UOL Group, Ltd.	7,123	37,053
Venture Corp., Ltd.	4,800	62,317
		3,628,860
SPAIN — 2.4%
Abertis Infraestructuras SA (a)(b)	132	441
ACS Actividades de Construccion y Servicios SA (b)	4,162	113,456
Aena SME SA (a)(c)	1,295	217,645
Amadeus IT Group SA (a)	7,816	514,657
Banco Bilbao Vizcaya Argentaria SA (b)	113,751	659,404
Banco Santander SA	296,016	1,021,023
CaixaBank SA	77,276	264,564
Cellnex Telecom SA (c)	8,799	427,930
EDP Renovaveis SA	4,916	127,665
Enagas SA	4,421	99,118
Endesa SA	5,315	116,944
Ferrovial SA	8,282	222,357
Grifols SA (b)	5,127	94,011
Iberdrola SA	99,437	1,097,535
Industria de Diseno Textil SA	18,833	414,481
Red Electrica Corp. SA	7,297	151,095
Siemens Gamesa Renewable Energy SA (a)(b)	3,815	67,810
Telefonica SA	91,753	448,018
		6,058,154
SWEDEN — 3.6%
Alfa Laval AB	5,497	191,876
Assa Abloy AB Class B	17,277	472,553
Atlas Copco AB Class A	11,459	604,587
Atlas Copco AB Class B	6,712	309,334
Boliden AB	4,607	236,346
Electrolux AB Class B (b)	3,890	59,731
Embracer Group AB (a)(b)	8,855	75,424
Epiroc AB Class A	11,108	241,007
Epiroc AB Class B	6,462	118,258
EQT AB	5,052	201,713
Essity AB Class B (b)	10,456	249,300
Evolution AB (c)	2,929	304,265
Fastighets AB Balder Class B (a)	1,747	116,487
Getinge AB Class B	3,898	157,687
H & M Hennes & Mauritz AB Class B (b)	12,389	167,741
Hexagon AB Class B	33,853	482,218
Husqvarna AB Class B (b)	7,631	80,786
Industrivarden AB Class A	2,215	63,887
Industrivarden AB Class C	2,982	84,442
Investment AB Latour Class B	2,537	81,941

See accompanying notes to financial statements.
37

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Investor AB Class A	8,511	$ 201,282
Investor AB Class B	31,404	694,673
Kinnevik AB Class B (a)	4,088	108,567
L E Lundbergforetagen AB Class B	1,226	63,225
Lifco AB Class B	3,977	102,803
Nibe Industrier AB Class B	24,614	277,453
Sagax AB Class B	2,747	84,596
Sandvik AB	19,432	419,108
Securitas AB Class B	5,119	58,471
Sinch AB (a)(b)(c)	8,801	60,874
Skandinaviska Enskilda Banken AB Class A (b)	28,245	310,503
Skanska AB Class B (b)	5,729	129,956
SKF AB Class B (b)	6,549	108,185
Svenska Cellulosa AB SCA Class B (b)	10,429	205,292
Svenska Handelsbanken AB Class A (b)	24,711	230,421
Swedbank AB Class A (b)	15,610	236,175
Swedish Match AB	27,430	208,623
Tele2 AB Class B	8,876	135,530
Telefonaktiebolaget LM Ericsson Class B (b)	50,229	465,133
Telia Co. AB (b)	46,424	187,999
Volvo AB Class A	3,453	67,064
Volvo AB Class B (b)	24,577	465,727
		9,121,243
SWITZERLAND — 11.1%
ABB, Ltd.	28,039	919,247
Adecco Group AG (a)	2,785	127,137
Alcon, Inc.	8,617	690,109
Bachem Holding AG Class B	106	58,860
Baloise Holding AG	782	140,297
Barry Callebaut AG	62	146,199
Chocoladefabriken Lindt & Spruengli AG (d)	18	215,550
Chocoladefabriken Lindt & Spruengli AG (d)	2	242,977
Cie Financiere Richemont SA	8,971	1,150,316
Clariant AG (a)	3,455	60,409
Credit Suisse Group AG (a)	45,224	360,711
EMS-Chemie Holding AG	120	117,555
Geberit AG	611	379,912
Givaudan SA	159	661,226
Holcim, Ltd. (a)	9,087	447,216
Julius Baer Group, Ltd.	3,873	226,762
Kuehne + Nagel International AG	945	270,176
Logitech International SA	3,008	226,192
Lonza Group AG (a)	1,277	932,789
Nestle SA	48,053	6,276,523
Novartis AG	37,402	3,302,268
Partners Group Holding AG	391	490,104
Roche Holding AG Bearer Shares (d)	539	237,213
Roche Holding AG (d)	11,994	4,776,095
Security Description	Shares	Value
Schindler Holding AG (d)	711	$ 153,751
Schindler Holding AG (d)	323	69,461
SGS SA	103	288,322
Sika AG	2,449	818,063
Sonova Holding AG	933	392,970
Straumann Holding AG	178	287,527
Swatch Group AG Bearer Shares (d)	497	142,417
Swatch Group AG (d)	905	49,565
Swiss Life Holding AG	537	346,738
Swiss Prime Site AG (a)	1,298	128,707
Swisscom AG	448	270,187
Temenos AG	1,178	113,928
UBS Group AG	60,042	1,183,876
VAT Group AG (c)	460	177,152
Vifor Pharma AG (a)	885	158,439
Zurich Insurance Group AG (a)	2,582	1,281,671
		28,318,617
TAIWAN — 0.3%
Sea, Ltd. ADR (a)	5,464	654,533
UNITED KINGDOM — 11.9%
3i Group PLC	16,760	306,401
Abrdn PLC	37,204	105,268
Admiral Group PLC	3,298	111,294
Ashtead Group PLC	7,641	486,225
Associated British Foods PLC	6,140	134,360
AstraZeneca PLC	26,444	3,527,710
Auto Trader Group PLC (c)	16,796	139,940
AVEVA Group PLC	1,902	61,355
Aviva PLC	64,700	385,132
BAE Systems PLC	55,167	521,088
Barclays PLC	289,869	565,996
Barratt Developments PLC	17,146	117,933
Berkeley Group Holdings PLC (a)	2,042	100,554
British American Tobacco PLC	37,214	1,565,236
British Land Co. PLC REIT	16,103	112,456
BT Group PLC (b)	155,773	373,690
Bunzl PLC	5,671	221,612
Burberry Group PLC	7,227	159,288
CNH Industrial NV	17,631	282,389
Coca-Cola Europacific Partners PLC	3,549	176,116
Compass Group PLC	30,693	666,797
Croda International PLC	2,448	253,985
DCC PLC	1,632	127,336
Diageo PLC	39,792	2,024,171
Entain PLC (a)	10,166	219,984
Experian PLC	15,909	618,134
Halma PLC	6,557	216,695
Hargreaves Lansdown PLC	6,012	79,790
HSBC Holdings PLC	347,355	2,402,891
Imperial Brands PLC	16,428	348,350
Informa PLC (a)	26,232	207,852

See accompanying notes to financial statements.
38

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
InterContinental Hotels Group PLC	3,118	$ 213,066
Intertek Group PLC	2,784	191,489
J Sainsbury PLC	30,469	101,376
JD Sports Fashion PLC (a)	44,027	85,938
Johnson Matthey PLC	3,187	78,825
Just Eat Takeaway.com NV (a)(b)(c)	3,068	104,986
Kingfisher PLC	37,315	125,480
Land Securities Group PLC REIT	12,180	125,985
Legal & General Group PLC	102,731	367,909
Lloyds Banking Group PLC	1,214,004	752,136
London Stock Exchange Group PLC	5,607	588,087
M&G PLC	45,226	131,718
Melrose Industries PLC	76,757	126,176
National Grid PLC	61,745	953,121
Natwest Group PLC	98,736	280,672
Next PLC	2,268	180,125
Ocado Group PLC (a)	8,480	130,744
Pearson PLC	13,520	133,615
Persimmon PLC	5,391	152,679
Phoenix Group Holdings PLC	11,428	92,387
Prudential PLC	46,883	700,002
Reckitt Benckiser Group PLC	12,216	938,031
RELX PLC (d)	19,391	608,408
RELX PLC (d)	13,888	436,378
Rentokil Initial PLC	31,980	221,480
Rolls-Royce Holdings PLC (a)	145,888	194,196
Sage Group PLC	18,328	169,211
Schroders PLC	2,145	91,250
Segro PLC REIT	20,893	370,131
Severn Trent PLC	4,352	176,371
Smith & Nephew PLC	15,110	242,714
Smiths Group PLC	6,670	127,559
Spirax-Sarco Engineering PLC	1,289	212,739
St James's Place PLC	9,035	172,313
Standard Chartered PLC	45,581	306,193
Taylor Wimpey PLC	61,002	104,976
Tesco PLC	132,355	480,972
Unilever PLC	43,842	1,994,385
United Utilities Group PLC	11,741	173,834
Vodafone Group PLC	465,804	765,645
Whitbread PLC (a)	3,384	127,295
WPP PLC	20,540	271,251
		30,421,876
UNITED STATES — 2.3%
CyberArk Software, Ltd. (a)	699	117,956
Ferguson PLC	3,794	518,520
Fiverr International, Ltd. (a)(b)	516	39,252
GlaxoSmithKline PLC	85,898	1,862,944
Inmode, Ltd. (a)	826	30,488
Security Description	Shares	Value
James Hardie Industries PLC CDI	7,505	$ 228,817
QIAGEN NV (a)	4,020	199,176
Schneider Electric SE	9,269	1,569,250
Stellantis NV (d)	17,754	292,320
Stellantis NV (d)	17,412	286,727
Swiss Re AG	5,208	498,700
Tenaris SA	8,647	132,338
		5,776,488
TOTAL COMMON STOCKS (Cost $242,086,373)		253,778,497

SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f)(g)	20,260	20,258
State Street Navigator Securities Lending Portfolio II (h)(i)	8,138,158	8,138,158
TOTAL SHORT-TERM INVESTMENTS (Cost $8,158,412)		8,158,416
TOTAL INVESTMENTS — 102.4% (Cost $250,244,785)		261,936,913
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(6,174,507)
NET ASSETS — 100.0%		$ 255,762,406
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
39

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$253,778,056	$441	$—	$253,778,497
Short-Term Investments	8,158,416	—	—	8,158,416
TOTAL INVESTMENTS	$261,936,472	$441	$—	$261,936,913
Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	19.2%
Industrials	15.2
Health Care	14.1
Consumer Discretionary	12.5
Consumer Staples	11.0
Information Technology	9.3
Materials	6.6
Communication Services	5.3
Real Estate	3.1
Utilities	2.7
Energy	0.2
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	100,342	$ 100,363	$ 6,223,102	$ 6,303,096	$(115)	$ 4	20,260	$ 20,258	$ 108
State Street Navigator Securities Lending Portfolio II	2,741,208	2,741,208	17,004,676	11,607,726	—	—	8,138,158	8,138,158	7,873
Total		$2,841,571	$23,227,778	$17,910,822	$(115)	$ 4		$8,158,416	$7,981
See accompanying notes to financial statements.
40

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 7.7%
Ampol, Ltd.	8,080	$ 185,914
Aristocrat Leisure, Ltd.	833	22,957
ASX, Ltd.	10,573	649,475
Aurizon Holdings, Ltd.	102,649	284,441
Australia & New Zealand Banking Group, Ltd.	83,203	1,724,483
BHP Group, Ltd. (a)(b)	214,098	8,320,202
BHP Group, Ltd. (b)	151,374	5,883,532
BlueScope Steel, Ltd.	18,994	297,537
Brambles, Ltd.	85,750	638,144
Cochlear, Ltd.	1,820	307,965
Coles Group, Ltd.	37,116	499,192
Commonwealth Bank of Australia	45,188	3,589,191
CSL, Ltd.	31,288	6,300,376
Dexus REIT	35,730	293,804
Endeavour Group, Ltd.	49,846	272,878
Evolution Mining, Ltd.	12,853	42,469
Fortescue Metals Group, Ltd.	142,948	2,217,784
Glencore PLC (c)	392,581	2,584,460
Goodman Group REIT	73,565	1,264,526
GPT Group REIT	33,919	131,942
Insurance Australia Group, Ltd.	82,450	271,191
LendLease Corp., Ltd. Stapled Security	18,236	153,376
Macquarie Group, Ltd.	3,838	585,854
Medibank Pvt, Ltd.	341,972	790,956
Mineral Resources, Ltd. (c)	2,154	85,261
Mirvac Group REIT	50,540	94,503
National Australia Bank, Ltd.	70,795	1,719,839
Newcrest Mining, Ltd.	57,084	1,146,269
Northern Star Resources, Ltd.	8,137	65,627
Origin Energy, Ltd.	36,706	171,726
QBE Insurance Group, Ltd.	24,369	210,449
Ramsay Health Care, Ltd.	5,577	272,851
REA Group, Ltd. (a)	4,752	483,427
Rio Tinto PLC	91,791	7,349,294
Rio Tinto, Ltd.	31,144	2,785,695
Santos, Ltd.	53,503	310,978
Scentre Group REIT	119,245	273,118
SEEK, Ltd. (a)	4,519	101,195
Sonic Healthcare, Ltd.	49,338	1,314,547
South32, Ltd.	83,416	314,459
Stockland REIT	34,352	110,152
Suncorp Group, Ltd.	32,965	275,276
Tabcorp Holdings, Ltd.	68,523	274,782
Telstra Corp., Ltd.	361,324	1,074,491
Transurban Group Stapled Security	22,059	224,458
Vicinity Centres REIT	65,632	91,919
Wesfarmers, Ltd.	148,680	5,628,338
Westpac Banking Corp.	95,411	1,736,769
Woodside Petroleum, Ltd.	10,203	245,948
Security Description	Shares	Value
Woolworths Group, Ltd.	84,128	$ 2,353,934
		66,027,954
AUSTRIA — 0.2%
Erste Group Bank AG	10,404	383,050
Mondi PLC	33,603	659,891
OMV AG	5,838	281,846
Raiffeisen Bank International AG (c)	9,024	130,025
Voestalpine AG	7,641	229,718
		1,684,530
BELGIUM — 1.1%
Ageas SA/NV	6,232	317,856
Anheuser-Busch InBev SA/NV (a)	11,032	666,029
Etablissements Franz Colruyt NV	26,917	1,123,095
Groupe Bruxelles Lambert SA	28,134	2,946,267
KBC Group NV	6,883	500,704
Proximus SADP	70,567	1,323,001
Sofina SA	1,298	476,882
Solvay SA (a)	2,433	242,175
UCB SA	11,081	1,337,110
Umicore SA	3,345	146,491
		9,079,610
BRAZIL — 0.0% (d)
Yara International ASA	5,734	289,848
CHINA — 0.3%
BOC Hong Kong Holdings, Ltd.	339,536	1,287,665
Chow Tai Fook Jewellery Group, Ltd. (c)	79,400	144,577
Prosus NV (c)	10,444	564,467
SITC International Holdings Co., Ltd.	71,000	251,583
Wilmar International, Ltd.	169,200	588,859
		2,837,151
DENMARK — 4.4%
AP Moller - Maersk A/S Class B	197	600,251
Carlsberg A/S Class B	5,005	621,381
Chr. Hansen Holding A/S	16,163	1,200,859
Coloplast A/S Class B	34,082	5,222,914
Danske Bank A/S	44,260	745,462
Demant A/S (c)	4,004	183,270
DSV A/S	9,808	1,907,949
Genmab A/S (c)	6,395	2,357,943
GN Store Nord A/S	5,955	296,354
Novo Nordisk A/S Class B	156,928	17,579,241
Novozymes A/S Class B	31,835	2,204,762
Orsted A/S (e)	4,840	614,796
Pandora A/S	7,676	743,563
ROCKWOOL International A/S Class B	181	60,430
Tryg A/S	56,839	1,396,457

See accompanying notes to financial statements.
41

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Vestas Wind Systems A/S	59,205	$ 1,768,972
		37,504,604
FINLAND — 1.3%
Elisa Oyj	44,468	2,702,452
Fortum Oyj	9,507	174,854
Kone Oyj Class B	56,403	2,986,597
Neste Oyj	21,857	1,008,760
Nokia Oyj (c)	141,230	783,419
Nordea Bank Abp (a)(b)	93,189	972,948
Nordea Bank Abp (b)	7,679	80,143
Orion Oyj Class B	18,297	837,738
Sampo Oyj Class A	12,724	628,304
UPM-Kymmene Oyj (a)	23,875	787,904
Wartsila OYJ Abp (a)	17,261	159,521
		11,122,640
FRANCE — 7.4%
Aeroports de Paris (c)	297	44,942
Air Liquide SA	16,996	3,005,273
Airbus SE (c)	6,127	752,347
Alstom SA	17,510	414,393
AXA SA	69,595	2,057,058
BioMerieux	10,266	1,105,010
BNP Paribas SA	46,571	2,690,869
Bouygues SA	10,040	353,339
Bureau Veritas SA	12,234	353,099
Capgemini SE	2,044	460,537
Carrefour SA	59,124	1,292,333
Cie de Saint-Gobain	12,289	742,053
Cie Generale des Etablissements Michelin SCA	3,969	542,961
CNP Assurances	2,668	64,714
Credit Agricole SA	47,465	574,911
Danone SA	28,531	1,588,204
Dassault Systemes SE	11,830	588,568
Electricite de France SA	19,544	185,577
Engie SA	60,227	799,716
EssilorLuxottica SA	10,777	1,994,109
Faurecia SE (b)	5,684	149,570
Faurecia SE (b)	1,388	36,462
Getlink SE	7,146	129,959
Hermes International	3,729	5,358,528
Ipsen SA	3,194	402,646
Kering SA	4,218	2,701,852
Klepierre SA REIT (c)	6,881	185,126
Legrand SA	6,105	586,756
L'Oreal SA	16,755	6,783,057
LVMH Moet Hennessy Louis Vuitton SE	12,746	9,209,687
Orange SA	200,938	2,393,133
Pernod Ricard SA	7,642	1,694,623
Publicis Groupe SA	5,683	349,420
Renault SA (c)	11,343	301,321
Safran SA	2,631	313,991
Sanofi	50,811	5,230,041
Security Description	Shares	Value
Sartorius Stedim Biotech	1,886	$ 781,676
SEB SA	1,541	217,068
Societe Generale SA	43,832	1,192,907
Sodexo SA	2,239	183,852
Thales SA	3,759	476,590
TotalEnergies SE	62,010	3,175,860
Ubisoft Entertainment SA (c)	3,076	136,729
Unibail-Rodamco-Westfield CDI (c)	28,318	107,178
Unibail-Rodamco-Westfield REIT (b)(c)	1,746	132,452
Valeo	6,858	127,850
Veolia Environnement SA	5,367	173,714
Vinci SA	10,349	1,070,763
Vivendi SE	18,234	240,211
Worldline SA (c)(e)	828	36,376
		63,489,411
GERMANY — 6.0%
adidas AG	8,664	2,042,716
Allianz SE	11,294	2,721,226
Aroundtown SA	49,385	285,401
BASF SE	20,682	1,191,092
Bayer AG	20,668	1,428,067
Bayerische Motoren Werke AG	13,330	1,165,766
Bayerische Motoren Werke AG Preference Shares	3,423	267,745
Bechtle AG	5,196	296,004
Beiersdorf AG	20,587	2,180,664
Brenntag SE	4,864	396,911
Carl Zeiss Meditec AG	1,522	248,853
Commerzbank AG (c)	48,811	376,202
Continental AG (c)	3,104	225,870
Covestro AG (e)	8,348	425,780
Daimler Truck Holding AG (c)	15,207	426,893
Deutsche Bank AG (c)	71,695	918,169
Deutsche Boerse AG	14,506	2,630,837
Deutsche Lufthansa AG (c)	26,079	213,506
Deutsche Post AG	55,949	2,711,060
Deutsche Telekom AG	236,340	4,452,502
E.ON SE	58,233	683,047
Fresenius Medical Care AG & Co. KGaA	5,075	343,093
Fresenius SE & Co. KGaA	12,701	471,224
FUCHS PETROLUB SE Preference Shares	7,167	261,400
GEA Group AG	5,413	224,710
Hannover Rueck SE	2,073	356,012
HeidelbergCement AG	4,186	240,609
HelloFresh SE (c)	740	33,725
Henkel AG & Co. KGaA Preference Shares	13,750	928,340
Henkel AG & Co. KGaA	5,247	349,993
Infineon Technologies AG	13,077	450,836
Knorr-Bremse AG	12,485	967,400
LANXESS AG	2,560	113,622
Mercedes-Benz Group AG	30,414	2,159,340

See accompanying notes to financial statements.
42

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Merck KGaA	10,048	$ 2,122,506
MTU Aero Engines AG	672	157,541
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,932	1,063,111
Nemetschek SE	3,435	335,568
Porsche Automobil Holding SE Preference Shares	4,842	473,557
Puma SE	1,171	100,898
Rational AG	164	114,412
RWE AG	16,058	706,280
SAP SE	52,146	5,867,009
Sartorius AG Preference Shares	255	113,973
Siemens AG	9,375	1,310,772
Siemens Energy AG (c)	8,154	187,983
Siemens Healthineers AG (e)	30,401	1,902,356
Symrise AG	16,641	2,015,424
Telefonica Deutschland Holding AG	70,748	194,354
Uniper SE	13,942	362,994
United Internet AG	3,646	126,489
Volkswagen AG	868	218,460
Volkswagen AG Preference Shares	10,388	1,814,639
Zalando SE (c)(e)	1,386	70,938
		51,447,879
HONG KONG — 3.9%
AIA Group, Ltd.	128,023	1,347,843
CK Asset Holdings, Ltd.	76,354	523,560
CK Infrastructure Holdings, Ltd.	234,500	1,570,540
CLP Holdings, Ltd.	373,000	3,636,457
Hang Seng Bank, Ltd.	173,929	3,358,029
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	1,022,040	998,366
HKT Trust & HKT, Ltd. Stapled Security	1,375,540	1,889,932
Hong Kong & China Gas Co., Ltd.	2,215,652	2,684,901
Hong Kong Exchanges & Clearing, Ltd.	83,272	3,949,131
Jardine Matheson Holdings, Ltd.	31,800	1,749,000
Link REIT	252,241	2,157,998
MTR Corp., Ltd.	513,289	2,775,722
New World Development Co., Ltd.	41,687	169,539
Power Assets Holdings, Ltd.	542,500	3,536,357
Sun Hung Kai Properties, Ltd.	72,500	866,512
Swire Pacific, Ltd. Class A	15,500	94,804
Techtronic Industries Co., Ltd.	81,500	1,320,626
WH Group, Ltd. (e)	537,290	339,605
Wharf Real Estate Investment Co., Ltd. (a)	21,000	104,177
Security Description	Shares	Value
Xinyi Glass Holdings, Ltd.	117,000	$ 283,857
		33,356,956
IRELAND — 0.6%
AerCap Holdings NV (c)	3,610	181,511
CRH PLC	16,247	657,107
Flutter Entertainment PLC (a)(c)	1,139	133,067
Kerry Group PLC Class A	27,107	3,049,238
Kingspan Group PLC (a)	8,459	838,036
Smurfit Kappa Group PLC	9,183	413,297
		5,272,256
ISRAEL — 1.2%
Azrieli Group, Ltd.	4,581	404,520
Bank Hapoalim BM	183,100	1,821,677
Bank Leumi Le-Israel BM	271,060	2,933,776
Check Point Software Technologies, Ltd. (c)	16,836	2,327,745
Elbit Systems, Ltd.	1,553	340,650
ICL Group, Ltd.	60,120	720,215
Mizrahi Tefahot Bank, Ltd.	27,064	1,061,782
Nice, Ltd. (c)	715	157,037
Teva Pharmaceutical Industries, Ltd. ADR (c)	21,132	198,430
Teva Pharmaceutical Industries, Ltd. (c)	24,337	226,955
		10,192,787
ITALY — 2.0%
Assicurazioni Generali SpA (a)	60,862	1,406,505
Atlantia SpA (c)	8,188	172,186
Coca-Cola HBC AG (c)	2,210	46,542
DiaSorin SpA (a)	8,927	1,409,440
Enel SpA	189,014	1,276,140
Eni SpA	73,397	1,085,657
Ferrari NV	12,538	2,771,946
FinecoBank Banca Fineco SpA	57,530	884,949
Infrastrutture Wireless Italiane SpA (a)(e)	81,523	922,033
Intesa Sanpaolo SpA	628,789	1,457,663
Mediobanca Banca di Credito Finanziario SpA	23,000	235,949
Moncler SpA	12,516	706,602
Poste Italiane SpA (e)	8,416	96,637
Prysmian SpA	2,610	89,908
Recordati Industria Chimica e Farmaceutica SpA	22,891	1,162,436
Snam SpA	272,597	1,586,893
Telecom Italia SpA (a)(c)	1,260,701	467,807
Terna - Rete Elettrica Nazionale (a)	28,842	249,861
UniCredit SpA	118,597	1,300,436
		17,329,590
JAPAN — 23.6%
Advantest Corp. (a)	12,600	1,003,848
Aeon Co., Ltd.	26,700	574,036

See accompanying notes to financial statements.
43

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
AGC, Inc.	2,800	$ 113,153
Aisin Corp.	6,300	217,743
Ajinomoto Co., Inc.	42,600	1,219,650
ANA Holdings, Inc. (a)(c)	30,200	638,461
Asahi Group Holdings, Ltd.	16,200	595,413
Asahi Intecc Co., Ltd.	24,500	485,660
Asahi Kasei Corp.	26,700	233,728
Astellas Pharma, Inc.	45,000	708,507
Azbil Corp.	2,600	87,613
Bandai Namco Holdings, Inc.	19,400	1,485,189
Benefit One, Inc.	3,300	70,418
Bridgestone Corp.	33,100	1,297,547
Brother Industries, Ltd. (a)	19,100	352,022
Canon, Inc. (a)	117,700	2,902,378
Capcom Co., Ltd.	15,100	369,242
Central Japan Railway Co.	9,000	1,183,810
Chiba Bank, Ltd. (a)	50,900	304,037
Chubu Electric Power Co., Inc. (a)	133,200	1,386,048
Chugai Pharmaceutical Co., Ltd.	77,900	2,629,506
Concordia Financial Group, Ltd.	76,000	286,781
Cosmos Pharmaceutical Corp.	4,800	586,480
CyberAgent, Inc.	19,200	241,394
Daifuku Co., Ltd.	4,100	296,923
Dai-ichi Life Holdings, Inc.	41,108	846,376
Daiichi Sankyo Co., Ltd.	7,318	161,584
Daikin Industries, Ltd.	1,000	184,634
Daito Trust Construction Co., Ltd.	4,100	438,797
Daiwa House Industry Co., Ltd.	27,200	717,340
Daiwa House REIT Investment Corp.	83	224,297
Daiwa Securities Group, Inc. (a)	23,100	131,834
Denso Corp.	8,000	518,064
Dentsu Group, Inc.	1,300	53,767
Disco Corp.	1,200	340,103
East Japan Railway Co.	33,200	1,944,816
Eisai Co., Ltd.	4,100	191,530
ENEOS HoldingS, Inc.	269,882	1,018,381
FANUC Corp.	600	106,999
Fast Retailing Co., Ltd.	600	311,382
FUJIFILM Holdings Corp.	25,800	1,594,658
Fujitsu, Ltd.	11,700	1,775,123
GMO Payment Gateway, Inc.	1,400	145,104
Hakuhodo DY Holdings, Inc.	19,200	244,400
Hamamatsu Photonics KK	20,300	1,095,489
Hankyu Hanshin Holdings, Inc.	21,000	613,347
Hikari Tsushin, Inc.	1,600	184,157
Hino Motors, Ltd.	3,200	18,982
Hirose Electric Co., Ltd.	10,400	1,530,332
Hitachi, Ltd.	24,100	1,224,111
Honda Motor Co., Ltd.	78,800	2,263,857
Hoshizaki Corp.	1,500	103,934
Hoya Corp.	27,100	3,132,548
Security Description	Shares	Value
Idemitsu Kosan Co., Ltd. (a)	20,100	$ 558,908
Inpex Corp.	51,300	608,626
Isuzu Motors, Ltd.	21,900	286,527
ITOCHU Corp.	102,214	3,489,803
Itochu Techno-Solutions Corp. (a)	16,100	416,511
Japan Airlines Co., Ltd. (c)	12,700	239,613
Japan Exchange Group, Inc.	52,506	988,908
Japan Metropolitan Fund Invest REIT	202	171,419
Japan Post Bank Co., Ltd. (a)	189,200	1,535,423
Japan Post Holdings Co., Ltd.	393,300	2,911,149
Japan Post Insurance Co., Ltd.	21,400	376,605
Japan Real Estate Investment Corp. REIT	40	210,587
Japan Tobacco, Inc.	150,900	2,595,293
JFE Holdings, Inc.	41,400	587,701
Kajima Corp.	48,900	600,699
Kakaku.com, Inc. (a)	13,300	302,106
Kansai Electric Power Co., Inc.	27,600	261,276
Kao Corp.	38,700	1,602,204
KDDI Corp.	162,418	5,359,292
Keio Corp. (a)	13,000	512,503
Keisei Electric Railway Co., Ltd.	4,400	123,798
Keyence Corp.	13,500	6,367,662
Kikkoman Corp.	4,700	314,818
Kintetsu Group Holdings Co., Ltd.	48,700	1,406,332
Kirin Holdings Co., Ltd.	31,600	476,180
Kobayashi Pharmaceutical Co., Ltd.	5,100	412,622
Kobe Bussan Co., Ltd.	4,000	124,408
Koei Tecmo Holdings Co., Ltd. (a)	6,030	199,468
Koito Manufacturing Co., Ltd.	1,600	65,582
Komatsu, Ltd.	23,400	567,384
Kose Corp.	1,000	106,200
Kubota Corp.	24,800	470,561
Kyocera Corp.	2,200	124,741
Kyowa Kirin Co., Ltd.	14,700	344,928
Lasertec Corp.	4,800	821,981
Lawson, Inc.	22,900	882,039
Lion Corp.	41,600	466,811
Lixil Corp.	16,900	318,855
M3, Inc. (a)	25,100	924,176
Makita Corp.	9,300	301,508
Marubeni Corp.	102,500	1,204,243
Mazda Motor Corp.	49,700	372,213
McDonald's Holdings Co. Japan, Ltd.	27,400	1,144,536
MEIJI Holdings Co., Ltd.	23,300	1,268,902
MISUMI Group, Inc.	4,100	123,802
Mitsubishi Chemical Holdings Corp.	53,900	362,856
Mitsubishi Corp.	78,100	2,960,561
Mitsubishi Electric Corp.	50,800	590,138

See accompanying notes to financial statements.
44

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mitsubishi Estate Co., Ltd.	22,100	$ 331,204
Mitsubishi Heavy Industries, Ltd.	14,200	470,311
Mitsubishi UFJ Financial Group, Inc.	867,900	5,436,576
Mitsui & Co., Ltd.	54,500	1,494,344
Mitsui Chemicals, Inc.	4,900	124,746
Mitsui Fudosan Co., Ltd.	24,500	528,857
Mitsui OSK Lines, Ltd. (a)	7,500	211,329
Mizuho Financial Group, Inc.	319,140	4,120,226
MonotaRO Co., Ltd.	55,000	1,193,574
MS&AD Insurance Group Holdings, Inc.	33,800	1,107,777
Murata Manufacturing Co., Ltd.	40,700	2,721,828
NEC Corp.	32,900	1,395,963
Nexon Co., Ltd.	9,400	227,071
Nidec Corp.	400	32,125
Nihon M&A Center Holdings, Inc.	20,400	290,264
Nintendo Co., Ltd.	9,600	4,877,710
Nippon Building Fund, Inc. REIT	38	216,651
Nippon Express Holdings, Inc.	3,200	221,990
Nippon Paint Holdings Co., Ltd.	50,400	449,292
Nippon Prologis REIT, Inc. (c)	756	2,220,507
Nippon Shinyaku Co., Ltd.	1,400	96,082
Nippon Steel Corp.	49,300	881,815
Nippon Telegraph & Telephone Corp.	132,200	3,861,166
Nippon Yusen KK	3,600	319,143
Nissan Chemical Corp.	7,100	422,929
Nissan Motor Co., Ltd. (c)	137,416	620,198
Nissin Foods Holdings Co., Ltd.	3,600	254,187
Nitori Holdings Co., Ltd.	16,600	2,100,729
Nitto Denko Corp.	5,600	406,937
Nomura Holdings, Inc.	144,400	612,934
Nomura Real Estate Master Fund, Inc. REIT (c)	178	236,405
Nomura Research Institute, Ltd.	24,900	824,700
Obayashi Corp.	58,400	433,038
Obic Co., Ltd.	9,800	1,487,258
Odakyu Electric Railway Co., Ltd.	27,700	464,881
Oji Holdings Corp.	30,300	151,531
Olympus Corp.	51,800	998,230
Ono Pharmaceutical Co., Ltd.	37,500	947,271
Open House Group Co., Ltd.	2,800	125,034
Oracle Corp. Japan	4,300	301,133
Oriental Land Co., Ltd.	17,000	3,292,853
ORIX Corp.	52,300	1,054,618
Orix JREIT, Inc.	50	68,095
Osaka Gas Co., Ltd.	64,900	1,118,606
Otsuka Corp.	15,600	558,451
Otsuka Holdings Co., Ltd.	17,700	617,149
Security Description	Shares	Value
Pan Pacific International Holdings Corp.	51,500	$ 833,335
Panasonic Corp.	82,100	803,920
Persol Holdings Co., Ltd.	6,800	154,852
Rakuten Group, Inc.	6,600	52,582
Recruit Holdings Co., Ltd.	63,605	2,837,137
Renesas Electronics Corp. (c)	7,200	84,947
Resona Holdings, Inc.	114,700	495,277
Ricoh Co., Ltd.	28,300	247,618
Rinnai Corp.	8,400	634,628
Ryohin Keikaku Co., Ltd.	5,400	63,665
Santen Pharmaceutical Co., Ltd.	31,700	320,461
Secom Co., Ltd.	33,500	2,447,605
Seiko Epson Corp. (a)	1,800	27,302
Sekisui Chemical Co., Ltd.	27,700	401,436
Sekisui House, Ltd.	56,600	1,105,653
Seven & i Holdings Co., Ltd.	48,200	2,308,437
SG Holdings Co., Ltd.	107,100	2,040,084
Shimadzu Corp.	16,800	586,183
Shimano, Inc.	9,000	2,087,703
Shin-Etsu Chemical Co., Ltd.	19,600	3,034,266
Shionogi & Co., Ltd.	28,400	1,761,911
Shizuoka Bank, Ltd. (a)	70,500	501,269
SMC Corp.	500	283,584
Softbank Corp.	282,500	3,323,666
SoftBank Group Corp.	23,900	1,094,625
Sohgo Security Services Co., Ltd.	8,900	293,306
Sompo Holdings, Inc.	9,600	425,603
Sony Group Corp.	22,200	2,328,371
Square Enix Holdings Co., Ltd.	4,300	192,371
Subaru Corp.	27,600	442,964
SUMCO Corp.	1,200	20,040
Sumitomo Chemical Co., Ltd.	77,300	357,920
Sumitomo Corp.	55,112	962,161
Sumitomo Dainippon Pharma Co., Ltd. (a)	5,100	50,758
Sumitomo Electric Industries, Ltd.	27,700	333,655
Sumitomo Metal Mining Co., Ltd.	3,900	198,028
Sumitomo Mitsui Financial Group, Inc.	81,800	2,633,101
Sumitomo Mitsui Trust Holdings, Inc.	23,500	774,653
Sumitomo Realty & Development Co., Ltd.	700	19,545
Suntory Beverage & Food, Ltd.	41,787	1,604,345
Suzuki Motor Corp.	4,400	152,727
Sysmex Corp.	14,900	1,095,388
T&D Holdings, Inc.	36,300	499,751
Taisei Corp.	16,900	492,206
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	154,430
Takeda Pharmaceutical Co., Ltd.	31,751	915,057

See accompanying notes to financial statements.
45

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TDK Corp.	4,900	$ 180,054
Terumo Corp.	4,700	144,204
TIS, Inc.	9,800	232,293
Tobu Railway Co., Ltd.	30,400	746,131
Toho Co., Ltd.	9,500	362,781
Tokio Marine Holdings, Inc.	27,500	1,614,995
Tokyo Electric Power Co. Holdings, Inc. (c)	335,800	1,114,953
Tokyo Electron, Ltd.	9,100	4,742,122
Tokyo Gas Co., Ltd. (a)	46,208	849,732
Tokyu Corp.	5,000	65,582
Toray Industries, Inc.	95,800	504,198
Toshiba Corp.	3,200	122,595
Tosoh Corp.	21,700	324,316
Toyo Suisan Kaisha, Ltd.	13,600	489,656
Toyota Industries Corp.	1,500	104,676
Toyota Motor Corp.	290,200	5,313,858
Toyota Tsusho Corp.	5,200	216,783
Trend Micro, Inc.	5,800	342,146
Tsuruha Holdings, Inc.	13,700	875,897
Unicharm Corp.	23,706	851,365
USS Co., Ltd.	43,800	743,021
Welcia Holdings Co., Ltd.	43,000	1,064,593
West Japan Railway Co.	20,900	876,638
Yakult Honsha Co., Ltd. (a)	16,800	902,459
Yamaha Corp.	3,200	141,050
Yamaha Motor Co., Ltd.	16,000	363,304
Yamato Holdings Co., Ltd. (a)	3,500	66,122
Yaskawa Electric Corp.	2,800	111,077
Z Holdings Corp.	30,600	135,232
ZOZO, Inc.	7,600	205,693
		202,061,761
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	34,988	949,440
LUXEMBOURG — 0.2%
ArcelorMittal SA	19,644	640,407
Eurofins Scientific SE	9,451	945,463
		1,585,870
MACAU — 0.0% (d)
Galaxy Entertainment Group, Ltd.	22,000	132,033
Sands China, Ltd. (c)	72,800	176,436
		308,469
NETHERLANDS — 4.7%
ABN AMRO Bank NV (a)(e)	23,385	302,917
Adyen NV (c)(e)	1,319	2,654,863
Aegon NV	131,076	700,332
Akzo Nobel NV	3,390	295,037
ASM International NV	2,634	973,292
ASML Holding NV	18,195	12,349,250
EXOR NV	10,597	819,457
Heineken NV (a)	8,801	847,829
ING Groep NV	142,865	1,511,857
Koninklijke Ahold Delhaize NV	98,444	3,189,075
Security Description	Shares	Value
Koninklijke DSM NV (a)	5,796	$ 1,047,950
Koninklijke KPN NV	174,004	608,502
Koninklijke Philips NV	50,263	1,550,804
NN Group NV	15,959	814,326
Randstad NV (a)	8,292	504,114
Shell PLC	303,944	8,437,964
Universal Music Group NV	31,518	848,483
Wolters Kluwer NV	27,762	2,983,298
		40,439,350
NEW ZEALAND — 0.4%
Auckland International Airport, Ltd. (c)	96,796	527,166
Fisher & Paykel Healthcare Corp., Ltd.	65,951	1,116,989
Meridian Energy, Ltd.	60,193	211,429
Ryman Healthcare, Ltd.	14,864	96,977
Spark New Zealand, Ltd.	351,328	1,119,197
		3,071,758
NORWAY — 0.4%
DNB Bank ASA	23,441	536,430
Equinor ASA	14,679	556,003
Gjensidige Forsikring ASA (a)	14,770	369,419
Mowi ASA	12,920	351,665
Norsk Hydro ASA	28,690	282,503
Orkla ASA	57,547	515,712
Telenor ASA	74,643	1,081,999
		3,693,731
PORTUGAL — 0.3%
EDP - Energias de Portugal SA	48,228	239,596
Jeronimo Martins SGPS SA	74,536	1,802,123
		2,041,719
SINGAPORE — 2.0%
CapitaLand Integrated Commercial Trust REIT	289,000	480,475
DBS Group Holdings, Ltd.	122,050	3,231,279
Keppel Corp., Ltd.	48,811	231,549
Oversea-Chinese Banking Corp., Ltd.	342,445	3,132,574
Singapore Airlines, Ltd. (a)(c)	34,849	141,626
Singapore Exchange, Ltd.	315,600	2,324,995
Singapore Technologies Engineering, Ltd.	586,000	1,783,958
Singapore Telecommunications, Ltd.	1,181,300	2,304,380
United Overseas Bank, Ltd.	104,875	2,481,322
Venture Corp., Ltd.	46,300	601,094
		16,713,252
SOUTH AFRICA — 0.6%
Anglo American PLC	94,613	4,948,633
SPAIN — 1.8%
ACS Actividades de Construccion y Servicios SA	12,431	338,868
Aena SME SA (c)(e)	3,937	661,675

See accompanying notes to financial statements.
46

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Amadeus IT Group SA (c)	2,954	$ 194,511
Banco Bilbao Vizcaya Argentaria SA (a)	324,994	1,883,960
Banco Santander SA	744,193	2,566,882
CaixaBank SA (a)	215,240	736,901
Cellnex Telecom SA (e)	5,541	269,481
Endesa SA	47,431	1,043,608
Ferrovial SA	4,409	118,374
Grifols SA (a)	30,639	561,811
Iberdrola SA	188,468	2,080,214
Industria de Diseno Textil SA	58,443	1,286,227
Naturgy Energy Group SA (a)	4,360	131,758
Red Electrica Corp. SA	68,556	1,419,550
Repsol SA	35,149	466,330
Telefonica SA	272,456	1,330,366
		15,090,516
SWEDEN — 2.6%
Alfa Laval AB	21,522	751,240
Assa Abloy AB Class B	61,021	1,669,019
Atlas Copco AB Class A	33,926	1,789,966
Atlas Copco AB Class B	38,120	1,756,823
Boliden AB	19,059	977,757
Electrolux AB Class B (a)	10,268	157,666
Epiroc AB Class A	51,426	1,115,773
Epiroc AB Class B	20,694	378,711
Essity AB Class B	17,492	417,057
Evolution AB (e)	7,898	820,445
H & M Hennes & Mauritz AB Class B (a)	9,770	132,281
Hexagon AB Class B	120,369	1,714,594
Husqvarna AB Class B	27,909	295,459
Industrivarden AB Class A	675	19,469
Investor AB Class B	39,423	872,057
Kinnevik AB Class B (c)	7,122	189,142
L E Lundbergforetagen AB Class B	6,804	350,881
Lifco AB Class B	5,995	154,967
Nibe Industrier AB Class B	60,815	685,518
Sandvik AB	58,234	1,255,986
Skandinaviska Enskilda Banken AB Class A (a)	47,956	527,190
Skanska AB Class B (a)	39,218	889,616
SKF AB Class B (a)	15,193	250,978
Svenska Handelsbanken AB Class A (a)	43,417	404,848
Swedbank AB Class A (a)	27,195	411,453
Swedish Match AB	34,126	259,550
Telefonaktiebolaget LM Ericsson Class B (a)	102,777	951,741
Telia Co. AB (a)	307,713	1,246,120
Volvo AB Class B (a)	87,420	1,656,584
		22,102,891
SWITZERLAND — 13.4%
ABB, Ltd.	66,782	2,189,419
Adecco Group AG (c)	4,107	187,487
Security Description	Shares	Value
Alcon, Inc.	7,008	$ 561,249
Bachem Holding AG Class B	89	49,420
Baloise Holding AG	2,237	401,335
Barry Callebaut AG	533	1,256,843
Chocoladefabriken Lindt & Spruengli AG (b)	217	2,598,577
Chocoladefabriken Lindt & Spruengli AG (b)	1	121,489
Cie Financiere Richemont SA	4,463	572,273
Credit Suisse Group AG (c)	101,019	805,737
EMS-Chemie Holding AG	3,170	3,105,412
Geberit AG	4,446	2,764,468
Givaudan SA	1,412	5,872,017
Holcim, Ltd. (b)(c)	5,224	257,099
Holcim, Ltd. (b)(c)	5,887	288,077
Julius Baer Group, Ltd.	5,207	304,866
Kuehne + Nagel International AG	11,284	3,226,102
Logitech International SA	27,042	2,033,476
Lonza Group AG (c)	1,809	1,321,391
Nestle SA	171,702	22,427,145
Novartis AG	177,431	15,665,600
Partners Group Holding AG	2,373	2,974,469
Roche Holding AG Bearer Shares (b)	5,075	2,233,496
Roche Holding AG (b)	56,082	22,332,246
Schindler Holding AG (b)	6,415	1,387,215
Schindler Holding AG (b)	7,362	1,583,200
SGS SA	576	1,612,362
Sika AG	1,222	408,197
Sonova Holding AG	3,222	1,357,074
Straumann Holding AG	548	885,196
Swatch Group AG Bearer Shares	647	185,400
Swiss Life Holding AG	980	632,780
Swiss Prime Site AG (c)	17,911	1,776,016
Swisscom AG (a)	9,965	6,009,861
Temenos AG	3,023	292,363
UBS Group AG	122,591	2,417,184
VAT Group AG (e)	1,176	452,893
Vifor Pharma AG (c)	526	94,168
Zurich Insurance Group AG (c)	4,274	2,121,557
		114,765,159
UNITED KINGDOM — 10.7%
3i Group PLC	20,454	373,934
Abrdn PLC	51,924	146,918
Admiral Group PLC	57,253	1,932,045
Ashtead Group PLC	23,161	1,473,821
Associated British Foods PLC	12,114	265,087
AstraZeneca PLC	25,312	3,376,697
Auto Trader Group PLC (e)	28,836	240,255
Aviva PLC	104,519	622,157
BAE Systems PLC	215,463	2,035,188
Barclays PLC	802,085	1,566,145
Barratt Developments PLC	78,205	537,908

See accompanying notes to financial statements.
47

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Berkeley Group Holdings PLC (c)	10,533	$ 518,674
BP PLC	849,843	4,199,965
British American Tobacco PLC	62,857	2,643,791
British Land Co. PLC REIT	22,431	156,647
BT Group PLC (a)	455,747	1,093,308
Bunzl PLC	41,589	1,625,223
Burberry Group PLC	5,556	122,458
CK Hutchison Holdings, Ltd.	133,000	977,367
CNH Industrial NV	21,643	346,647
Coca-Cola Europacific Partners PLC	6,100	296,521
Compass Group PLC	21,825	474,142
Croda International PLC	36,705	3,808,219
DCC PLC	1,645	128,351
Diageo PLC	128,538	6,538,573
Entain PLC (c)	4,699	101,682
Experian PLC	48,160	1,871,226
Halma PLC	20,046	662,479
Hargreaves Lansdown PLC	30,441	404,008
HSBC Holdings PLC	1,092,975	7,560,853
Imperial Brands PLC	78,471	1,663,951
Informa PLC (c)	14,921	118,228
InterContinental Hotels Group PLC	1,068	72,981
Intertek Group PLC	13,338	917,412
J Sainsbury PLC	341,568	1,136,457
JD Sports Fashion PLC (c)	43,039	84,009
Johnson Matthey PLC	19,358	478,787
Just Eat Takeaway.com NV (a)(c)(e)	2,207	75,523
Kingfisher PLC	68,790	231,322
Land Securities Group PLC REIT	19,683	203,593
Legal & General Group PLC	100,816	361,051
Lloyds Banking Group PLC	2,669,815	1,654,084
London Stock Exchange Group PLC	4,292	450,164
M&G PLC	217,788	634,292
Melrose Industries PLC	71,337	117,266
National Grid PLC	313,812	4,844,131
Natwest Group PLC	217,309	617,733
Next PLC	2,225	176,710
Ocado Group PLC (c)	17,175	264,804
Pearson PLC	29,908	295,574
Persimmon PLC	26,500	750,510
Prudential PLC	186,637	2,786,643
Reckitt Benckiser Group PLC	64,221	4,931,342
RELX PLC	75,627	2,372,856
Rentokil Initial PLC	50,027	346,466
Rolls-Royce Holdings PLC (c)	93,399	124,327
Sage Group PLC	99,872	922,054
Schroders PLC	11,365	483,478
Segro PLC REIT	8,578	151,964
Severn Trent PLC	20,588	834,360
Smith & Nephew PLC	22,218	356,891
Smiths Group PLC	11,143	213,103
Security Description	Shares	Value
Spirax-Sarco Engineering PLC	3,994	$ 659,178
SSE PLC	20,607	474,407
St James's Place PLC	20,631	393,468
Standard Chartered PLC	156,140	1,048,878
Taylor Wimpey PLC	122,350	210,547
Tesco PLC	308,051	1,119,444
Unilever PLC	208,978	9,506,467
United Utilities Group PLC	47,371	701,362
Vodafone Group PLC	987,232	1,622,720
Whitbread PLC (c)	3,149	118,455
WPP PLC	33,613	443,893
		91,071,174
UNITED STATES — 2.1%
Ferguson PLC	15,726	2,149,246
GlaxoSmithKline PLC	474,616	10,293,409
James Hardie Industries PLC CDI	17,604	536,721
QIAGEN NV (c)	48,916	2,423,608
Schneider Electric SE	6,761	1,144,643
Stellantis NV (b)	9,474	155,989
Stellantis NV (b)	48,596	800,241
Swiss Re AG	6,620	633,909
Tenaris SA	1,072	16,406
		18,154,172
TOTAL COMMON STOCKS (Cost $833,496,893)		846,633,111

RIGHTS — 0.0% (d)
FRANCE — 0.0% (d)
Electricite de France SA (expiring 04/04/22) (c) (Cost: $0)	19,544	7,307
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f)(g)	339,458	339,424
State Street Navigator Securities Lending Portfolio II (h)(i)	18,583,446	18,583,446
TOTAL SHORT-TERM INVESTMENTS (Cost $18,922,807)		18,922,870
TOTAL INVESTMENTS — 101.2% (Cost $852,419,700)		865,563,288
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(10,012,854)
NET ASSETS — 100.0%		$ 855,550,434
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
48

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 846,633,111	$ —	$—	$ 846,633,111
Rights	—	7,307	—	7,307
Short-Term Investments	18,922,870	—	—	18,922,870
TOTAL INVESTMENTS	$865,555,981	$7,307	$—	$865,563,288
Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	16.2%
Health Care	15.8
Industrials	13.4
Consumer Staples	12.4
Consumer Discretionary	9.2
Materials	9.0
Information Technology	7.8
Communication Services	6.6
Utilities	4.2
Energy	2.6
Real Estate	1.8
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45,445	$ 45,454	$23,254,721	$22,960,290	$(524)	$63	339,458	$ 339,424	$ 265
State Street Navigator Securities Lending Portfolio II	5,132,905	5,132,905	48,622,595	35,172,054	—	—	18,583,446	18,583,446	22,338
Total		$5,178,359	$71,877,316	$58,132,344	$(524)	$63		$18,922,870	$22,603
See accompanying notes to financial statements.
49

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BRAZIL — 4.2%
Ambev SA	89,353	$ 289,573
Americanas SA	17,947	123,259
B3 SA - Brasil Bolsa Balcao	151,415	500,580
Banco Bradesco SA Preference Shares	110,239	515,472
Banco Bradesco SA	16,509	63,473
Banco BTG Pactual SA	4,060	22,248
Banco Inter SA	6,906	30,810
Banco Santander Brasil SA	7,280	56,500
BB Seguridade Participacoes SA	21,962	118,130
Bradespar SA Preference Shares	2,682	18,670
Braskem SA Class A, Preference Shares	1,250	11,653
Centrais Eletricas Brasileiras SA	7,226	57,754
Cia Brasileira de Distribuicao	2,468	12,543
Cia Siderurgica Nacional SA	26,232	143,692
Cosan SA	39,598	197,075
Equatorial Energia SA	61,898	354,432
Gerdau SA Preference Shares	19,794	128,337
Hapvida Participacoes e Investimentos SA (a)	37,135	92,527
Itau Unibanco Holding SA Preference Shares	95,901	554,585
Itausa SA Preference Shares	117,080	264,862
Itausa SA	3	7
Klabin SA	12,490	63,397
Localiza Rent a Car SA	17,650	226,942
Lojas Renner SA	35,220	203,822
Magazine Luiza SA	80,799	115,963
Natura & Co. Holding SA (b)	13,749	75,371
Rumo SA (b)	32,782	127,970
Sendas Distribuidora SA	11,461	39,289
Suzano SA	12,145	140,952
Telefonica Brasil SA	18,293	206,684
TOTVS SA	6,632	50,773
Via S/A (b)	22,996	20,180
WEG SA	52,006	381,622
		5,209,147
CHILE — 0.6%
Banco Santander Chile	3,182,663	179,209
Cencosud SA	40,172	79,126
Empresas CMPC SA	69,348	128,398
Enel Americas SA	903,512	109,075
Falabella SA	14,389	45,985
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,738	150,207
		692,000
CHINA — 30.8%
360 DigiTech, Inc. ADR	1,636	25,178
3SBio, Inc. (a)(b)	21,000	17,162
Security Description	Shares	Value
AAC Technologies Holdings, Inc. (b)(c)	15,000	$ 36,354
Addsino Co., Ltd. Class A	17,300	29,650
Agricultural Bank of China, Ltd. Class H	523,000	201,015
Aier Eye Hospital Group Co., Ltd. Class A	4,545	22,589
Air China, Ltd. Class A (b)	29,800	42,765
Airtac International Group	2,092	67,977
Akeso, Inc. (a)(b)(c)	3,000	6,390
Alibaba Group Holding, Ltd. ADR (b)	1,933	210,310
Alibaba Group Holding, Ltd. (b)	252,600	3,615,760
Alibaba Health Information Technology, Ltd. (b)(c)	72,000	46,704
Anhui Conch Cement Co., Ltd. Class H	35,000	180,108
Anjoy Foods Group Co., Ltd. Class A	900	15,638
ANTA Sports Products, Ltd.	32,095	403,267
Autohome, Inc. ADR	933	28,373
AviChina Industry & Technology Co., Ltd. Class H (c)	16,000	8,887
Baidu, Inc. ADR (b)	5,514	729,502
Baidu, Inc. Class A (b)	800	14,455
Bank of China, Ltd. Class H	1,437,509	578,205
Bank of Communications Co., Ltd. Class H	253,000	181,559
BeiGene, Ltd. ADR (b)	711	134,095
Beijing E-Hualu Information Technology Co., Ltd. Class A	8,500	28,212
Beijing Enterprises Holdings, Ltd.	9,000	28,558
Beijing Enterprises Water Group, Ltd.	230,000	70,779
Beijing Shunxin Agriculture Co., Ltd. Class A	7,800	28,703
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	1,900	38,448
BGI Genomics Co., Ltd. Class A	4,000	50,844
Bilibili, Inc. ADR (b)(c)	3,135	80,193
BYD Co., Ltd. Class A	1,800	65,160
BYD Co., Ltd. Class H	18,136	519,667
BYD Electronic International Co., Ltd. (c)	14,500	29,254
Caitong Securities Co., Ltd. Class A	47,700	63,719
CanSino Biologics, Inc. Class H (a)(b)(c)	1,600	25,722
CGN Power Co., Ltd. Class H (a)	535,000	140,045
China Cinda Asset Management Co., Ltd. Class H	388,000	66,389
China CITIC Bank Corp., Ltd. Class H	290,000	147,011
China Conch Venture Holdings, Ltd.	31,500	92,110

See accompanying notes to financial statements.
50

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Construction Bank Corp. Class H	1,741,340	$ 1,309,663
China Eastern Airlines Corp., Ltd. Class A (b)	44,500	32,807
China Everbright Environment Group, Ltd.	109,851	66,488
China Feihe, Ltd. (a)	40,000	39,635
China Hongqiao Group, Ltd. (c)	28,000	37,398
China International Capital Corp., Ltd. Class H (a)	27,200	60,711
China Jinmao Holdings Group, Ltd. (b)	8,000	2,380
China Life Insurance Co., Ltd. Class H	180,000	276,732
China Literature, Ltd. (a)(b)	3,800	15,843
China Longyuan Power Group Corp., Ltd. Class H	110,000	250,581
China Medical System Holdings, Ltd.	15,000	23,636
China Meidong Auto Holdings, Ltd.	12,000	45,969
China Mengniu Dairy Co., Ltd. (b)	51,000	274,817
China Merchants Bank Co., Ltd. Class A	25,300	186,519
China Merchants Bank Co., Ltd. Class H	72,000	565,876
China Merchants Port Holdings Co., Ltd.	57,024	103,397
China Minsheng Banking Corp., Ltd. Class H (c)	174,300	65,657
China Molybdenum Co., Ltd. Class A	78,000	64,016
China National Building Material Co., Ltd. Class H	76,000	94,522
China Oilfield Services, Ltd. Class H	62,000	63,572
China Overseas Land & Investment, Ltd.	56,000	167,684
China Pacific Insurance Group Co., Ltd. Class H	50,600	123,538
China Railway Group, Ltd. Class H	239,000	133,975
China Resources Beer Holdings Co., Ltd.	24,000	147,253
China Resources Cement Holdings, Ltd. (c)	54,000	45,026
China Resources Gas Group, Ltd.	24,000	101,897
China Resources Land, Ltd.	72,000	335,572
China Ruyi Holdings, Ltd. (b)(c)	64,000	17,325
China Taiping Insurance Holdings Co., Ltd.	63,030	77,184
China Tourism Group Duty Free Corp., Ltd. Class A	1,700	44,018
China Tower Corp., Ltd. Class H (a)	350,000	39,329
China Vanke Co., Ltd. Class H	75,200	170,346
Security Description	Shares	Value
China Yangtze Power Co., Ltd. Class A	21,800	$ 75,550
Chinasoft International, Ltd. (b)	16,000	13,259
Chongqing Zhifei Biological Products Co., Ltd. Class A	4,300	93,477
CITIC Securities Co., Ltd. Class H	104,250	240,677
Contemporary Amperex Technology Co., Ltd. Class A	3,800	306,665
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	45,500	111,096
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	26,850	46,833
Country Garden Holdings Co., Ltd. (c)	193,460	148,960
Country Garden Services Holdings Co., Ltd.	30,000	128,713
CSPC Pharmaceutical Group, Ltd.	234,640	271,151
Daan Gene Co., Ltd. Class A	2,780	8,167
Dada Nexus, Ltd. ADR (b)	2,190	19,995
Daqo New Energy Corp. ADR (b)	1,012	41,816
DiDi Global, Inc. ADR (b)	1,800	4,500
Dongfang Electric Corp., Ltd. Class A	25,000	53,402
East Money Information Co., Ltd. Class A	7,400	29,539
ENN Energy Holdings, Ltd.	14,200	213,053
Eve Energy Co., Ltd. Class A	3,400	43,206
Flat Glass Group Co., Ltd. Class H (c)	5,000	19,345
Foshan Haitian Flavouring & Food Co., Ltd. Class A	4,240	58,389
Fosun International, Ltd.	7,000	7,784
Fuyao Glass Industry Group Co., Ltd. Class A	5,300	29,706
Ganfeng Lithium Co., Ltd. Class H (a)	4,200	60,066
GDS Holdings, Ltd. ADR (b)	930	36,502
Geely Automobile Holdings, Ltd.	123,000	194,126
Gemdale Corp. Class A	54,893	123,481
Genscript Biotech Corp. (b)	20,000	64,101
GoerTek, Inc. Class A	17,700	95,915
GOME Retail Holdings, Ltd. (b)(c)	197,000	12,326
Great Wall Motor Co., Ltd. Class H	91,713	147,089
GRG Banking Equipment Co., Ltd. Class A	29,700	49,733
Guangdong Hongda Holdings Group Co., Ltd. Class A	1,900	7,620
Guangdong Investment, Ltd.	96,801	132,506
Guangzhou Automobile Group Co., Ltd. Class H	44,000	36,744
Guangzhou Haige Communications Group, Inc. Co. Class A	33,500	53,985

See accompanying notes to financial statements.
51

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Haidilao International Holding, Ltd. (a)(b)(c)	19,000	$ 37,265
Haier Smart Home Co., Ltd. Class H	30,400	98,792
Haitong Securities Co., Ltd. Class A	40,000	64,901
Hangzhou Silan Microelectronics Co., Ltd. Class A	12,900	98,557
Hangzhou Tigermed Consulting Co., Ltd. Class A	4,400	74,580
Hansoh Pharmaceutical Group Co., Ltd. (a)	18,000	30,156
Hello Group, Inc. ADR	942	5,445
Hengan International Group Co., Ltd.	18,000	83,203
Hengli Petrochemical Co., Ltd. Class A	7,800	25,545
Hithink Royal Flush Information Network Co., Ltd. Class A	3,200	48,292
Hua Hong Semiconductor, Ltd. (a)(b)(c)	11,000	46,773
Huaneng Power International, Inc. Class H (b)(c)	272,000	116,352
Huatai Securities Co., Ltd. Class H (a)	87,600	134,900
Huazhu Group, Ltd. ADR	2,520	83,135
Hutchmed China, Ltd. ADR (b)(c)	310	5,865
I-Mab ADR (b)	390	6,334
Industrial & Commercial Bank of China, Ltd. Class H	1,090,857	669,998
Industrial Bank Co., Ltd. Class A	23,300	75,867
Innovent Biologics, Inc. (a)(b)	23,500	80,870
Intco Medical Technology Co., Ltd. Class A	1,750	12,747
iQIYI, Inc. ADR (b)(c)	5,564	25,261
JA Solar Technology Co., Ltd. Class A	7,200	89,239
JD Health International, Inc. (a)(b)(c)	5,950	36,545
JD.com, Inc. Class A (b)	40,334	1,205,168
Jiangsu Hengli Hydraulic Co., Ltd. Class A	100	820
Jiangsu Hengrui Medicine Co., Ltd. Class A	5,592	32,434
Jiangxi Copper Co., Ltd. Class A	10,100	30,675
Jinxin Fertility Group, Ltd. (a)(b)(c)	15,000	11,550
Jiumaojiu International Holdings, Ltd. (a)(c)	13,000	27,888
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	33,900	65,364
JOYY, Inc. ADR	652	23,948
KE Holdings, Inc. ADR (b)	4,344	53,735
Kingboard Holdings, Ltd.	11,000	53,515
Kingdee International Software Group Co., Ltd. (b)	36,000	80,078
Kingsoft Cloud Holdings, Ltd. ADR (b)(c)	769	4,668
Security Description	Shares	Value
Kingsoft Corp., Ltd.	33,000	$ 107,031
Kuaishou Technology (a)(b)	3,300	31,266
Kweichow Moutai Co., Ltd. Class A	1,500	406,184
Lenovo Group, Ltd. (c)	229,880	250,093
Lens Technology Co., Ltd. Class A	17,800	32,723
Leyard Optoelectronic Co., Ltd. Class A	62,200	69,861
Li Auto, Inc. ADR (b)	9,288	239,723
Li Ning Co., Ltd.	38,500	332,329
Longfor Group Holdings, Ltd. (a)	36,000	185,254
LONGi Green Energy Technology Co., Ltd. Class A	8,700	98,936
Luxshare Precision Industry Co., Ltd. Class A	19,129	95,523
Luzhou Laojiao Co., Ltd. Class A	1,600	46,850
Mango Excellent Media Co., Ltd. Class A	5,000	24,543
Maxscend Microelectronics Co., Ltd. Class A	180	5,952
Meituan Class B (a)(b)	73,800	1,466,313
Microport Scientific Corp. (b)(c)	9,008	20,451
Ming Yuan Cloud Group Holdings, Ltd. (c)	10,000	13,765
Minth Group, Ltd.	14,000	34,538
MMG, Ltd. (b)	60,000	24,210
Muyuan Foods Co., Ltd. Class A	8,986	80,488
NanJi E-Commerce Co., Ltd. Class A	23,100	19,796
NAURA Technology Group Co., Ltd. Class A	1,400	60,428
NetEase, Inc.	42,930	788,280
New China Life Insurance Co., Ltd. Class H	40,100	112,137
New Oriental Education & Technology Group, Inc. ADR (b)	9,709	11,165
NIO, Inc. ADR (b)	24,863	523,366
OFILM Group Co., Ltd. Class A (b)	32,800	36,788
Ovctek China, Inc. Class A	1,400	8,056
Pharmaron Beijing Co., Ltd. Class A	1,800	33,459
Pharmaron Beijing Co., Ltd. Class H (a)	2,000	24,376
PICC Property & Casualty Co., Ltd. Class H	172,000	176,142
Pinduoduo, Inc. ADR (b)	7,942	318,554
Ping An Bank Co., Ltd. Class A	21,600	52,332
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	11,000	28,935
Ping An Insurance Group Co. of China, Ltd. Class A	13,600	103,798
Ping An Insurance Group Co. of China, Ltd. Class H	125,000	888,251
Postal Savings Bank of China Co., Ltd. Class H (a)	84,000	68,110

See accompanying notes to financial statements.
52

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Prosus NV (b)	4	$ 222
RiseSun Real Estate Development Co., Ltd. Class A	30,400	21,358
RLX Technology, Inc. ADR (b)	13,541	24,238
Sangfor Technologies, Inc. Class A	1,100	19,331
Seazen Group, Ltd. (b)	77,714	41,877
Seazen Holdings Co., Ltd. Class A	8,300	42,062
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	17,770	66,538
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	123,200	131,988
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	16,000	134,415
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	9,000	44,015
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	92,400	86,486
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	14,000	30,214
Shanxi Securities Co., Ltd. Class A	45,230	40,327
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	840	33,729
Shenzhen Kangtai Biological Products Co., Ltd. Class A	3,500	51,413
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	800	38,720
Shenzhou International Group Holdings, Ltd.	15,843	212,011
Shimao Group Holdings, Ltd. (c)	19,500	11,006
Silergy Corp.	2,000	239,429
Sinopharm Group Co., Ltd. Class H	32,000	73,060
Smoore International Holdings, Ltd. (a)(c)	36,000	86,421
SooChow Securities Co., Ltd. Class A	41,890	49,425
Sun Art Retail Group, Ltd. (c)	6,000	2,183
Sunac China Holdings, Ltd. (c)	60,000	35,089
Sungrow Power Supply Co., Ltd. Class A	3,700	62,517
Sunny Optical Technology Group Co., Ltd.	14,500	233,477
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,000	32,369
TAL Education Group ADR (b)	2,274	6,845
Tencent Holdings, Ltd.	109,595	5,236,669
Tencent Music Entertainment Group ADR (b)	7,936	38,648
Thunder Software Technology Co., Ltd. Class A	1,700	26,565
Security Description	Shares	Value
Tianma Microelectronics Co., Ltd. Class A	32,400	$ 53,336
Tingyi Cayman Islands Holding Corp.	24,000	40,453
Tongwei Co., Ltd. Class A	1,800	12,105
Trip.com Group, Ltd. ADR (b)	10,298	238,090
Tsingtao Brewery Co., Ltd. Class A	10,500	130,686
Tsingtao Brewery Co., Ltd. Class H	4,000	31,821
Vipshop Holdings, Ltd. ADR (b)	11,773	105,957
Walvax Biotechnology Co., Ltd. Class A	10,100	87,300
Wanhua Chemical Group Co., Ltd. Class A	3,500	44,598
Want Want China Holdings, Ltd.	224,000	207,084
Weibo Corp. ADR (b)	1,170	28,677
Weichai Power Co., Ltd. Class A	65,100	136,905
Weichai Power Co., Ltd. Class H	36,000	56,909
Weimob, Inc. (a)(b)(c)	49,000	32,285
Wharf Holdings, Ltd.	32,000	97,658
Will Semiconductor Co., Ltd. Shanghai Class A	1,200	36,559
Wingtech Technology Co., Ltd. Class A	2,700	34,579
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	18,000	66,492
Wuliangye Yibin Co., Ltd. Class A	6,842	167,124
WuXi AppTec Co., Ltd. Class A	7,472	132,276
WuXi AppTec Co., Ltd. Class H (a)	7,280	115,734
Wuxi Biologics Cayman, Inc. (a)(b)	62,500	519,144
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	10,460	96,294
Wuxi Shangji Automation Co., Ltd. Class A	1,600	34,555
Xiaomi Corp. Class B (a)(b)	253,800	451,767
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	25,239	52,203
Xinyi Solar Holdings, Ltd.	81,281	143,436
XPeng, Inc. ADR (b)	6,918	190,868
Yadea Group Holdings, Ltd. (a)	24,000	37,143
Yantai Eddie Precision Machinery Co., Ltd. Class A	840	3,156
Yifan Pharmaceutical Co., Ltd. Class A	21,600	50,699
Yihai International Holding, Ltd. (b)(c)	8,000	22,984
Yum China Holdings, Inc.	8,858	367,961
Zai Lab, Ltd. ADR (b)(c)	1,292	56,822
Zhejiang Dahua Technology Co., Ltd. Class A	21,600	56,313
Zhejiang Huayou Cobalt Co., Ltd. Class A	3,500	53,922

See accompanying notes to financial statements.
53

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Zhejiang Longsheng Group Co., Ltd. Class A	15,900	$ 27,301
Zhejiang NHU Co., Ltd. Class A	17,380	86,734
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	7,700	26,252
Zhongji Innolight Co., Ltd. Class A	6,000	29,877
Zhongsheng Group Holdings, Ltd.	7,000	49,519
Zhuzhou CRRC Times Electric Co., Ltd.	23,500	92,273
Zijin Mining Group Co., Ltd. Class A	51,200	91,462
Zijin Mining Group Co., Ltd. Class H	84,000	129,356
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A (b)	20,000	20,920
ZTE Corp. Class A	8,100	30,496
ZTE Corp. Class H	14,400	29,457
ZTO Express Cayman, Inc. ADR	7,714	192,850
		38,347,110
COLOMBIA — 0.2%
Bancolombia SA Preference Shares	18,326	196,798
EGYPT — 0.1%
Commercial International Bank Egypt SAE (b)	29,169	73,704
ElSewedy Electric Co.	114,374	51,681
		125,385
GREECE — 0.1%
Alpha Services & Holdings SA (b)	26,715	33,172
Hellenic Telecommunications Organization SA	4,274	77,990
JUMBO SA	1,551	23,297
		134,459
HONG KONG — 0.2%
China Youzan, Ltd. (b)	132,000	2,731
Huabao International Holdings, Ltd. (c)	11,000	6,138
Sino Biopharmaceutical, Ltd.	300,250	187,479
		196,348
HUNGARY — 0.2%
OTP Bank Nyrt (b)	6,668	245,359
INDIA — 12.4%
Adani Green Energy, Ltd. (b)	9,387	237,193
Adani Ports & Special Economic Zone, Ltd.	15,713	160,541
Adani Total Gas, Ltd.	5,241	148,692
Adani Transmission, Ltd. (b)	7,011	219,110
Ambuja Cements, Ltd.	14,607	57,686
Apollo Hospitals Enterprise, Ltd.	1,318	78,551
Asian Paints, Ltd.	6,667	270,987
Security Description	Shares	Value
Aurobindo Pharma, Ltd.	13,427	$ 118,464
Avenue Supermarts, Ltd. (a)(b)	3,146	166,210
Axis Bank, Ltd. (b)	45,523	457,273
Bajaj Auto, Ltd.	2,024	97,574
Bajaj Finance, Ltd.	3,560	341,081
Bajaj Finserv, Ltd.	933	210,061
Balkrishna Industries, Ltd.	2,179	61,429
Bandhan Bank, Ltd. (a)	21,153	85,812
Bharat Electronics, Ltd.	42,312	117,709
Bharat Forge, Ltd.	8,528	78,848
Bharti Airtel, Ltd. (b)	37,792	376,523
Biocon, Ltd. (b)	8,813	39,032
Britannia Industries, Ltd.	1,117	47,266
Cholamandalam Investment & Finance Co., Ltd.	18,624	176,581
Cipla, Ltd.	8,385	112,654
Container Corp. Of India, Ltd.	5,845	51,847
Dabur India, Ltd.	12,887	91,191
Divi's Laboratories, Ltd.	2,285	132,744
DLF, Ltd.	7,547	37,892
Dr Reddy's Laboratories, Ltd.	2,769	156,966
Eicher Motors, Ltd.	2,855	92,579
Godrej Consumer Products, Ltd. (b)	8,280	81,658
Grasim Industries, Ltd.	7,599	166,872
Havells India, Ltd.	6,128	93,208
HCL Technologies, Ltd.	28,157	432,434
HDFC Life Insurance Co., Ltd. (a)	6,167	43,802
Hero MotoCorp, Ltd.	1,222	36,997
Hindalco Industries, Ltd.	36,432	273,811
Hindustan Unilever, Ltd.	16,463	445,093
Housing Development Finance Corp., Ltd.	23,652	746,127
ICICI Bank, Ltd.	91,843	885,159
ICICI Lombard General Insurance Co., Ltd. (a)	2,528	44,315
ICICI Prudential Life Insurance Co., Ltd. (a)	2,607	17,233
Indus Towers, Ltd. (b)	19,670	57,641
Info Edge India, Ltd.	1,579	93,968
Infosys, Ltd.	69,760	1,755,485
InterGlobe Aviation, Ltd. (a)(b)	4,922	130,830
Ipca Laboratories, Ltd.	3,776	53,108
ITC, Ltd.	86,548	286,285
Jubilant Foodworks, Ltd.	2,477	86,184
Kotak Mahindra Bank, Ltd.	8,086	187,154
Larsen & Toubro Infotech, Ltd. (a)	728	59,137
Larsen & Toubro, Ltd.	12,169	283,874
Lupin, Ltd.	5,400	53,237
Mahindra & Mahindra, Ltd.	19,075	203,035
Marico, Ltd.	11,087	73,699
Maruti Suzuki India, Ltd.	2,692	268,624
Motherson Sumi Systems, Ltd.	36,049	66,342
Motherson Sumi Wiring India, Ltd. (b)	6,925	5,890

See accompanying notes to financial statements.
54

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MRF, Ltd.	31	$ 26,601
Muthoot Finance, Ltd.	5,024	88,244
Nestle India, Ltd.	572	131,200
Page Industries, Ltd.	91	51,867
Petronet LNG, Ltd.	14,713	37,620
PI Industries, Ltd.	1,670	62,142
Piramal Enterprises, Ltd.	2,605	75,181
Power Grid Corp. of India, Ltd.	33,293	95,255
REC, Ltd.	29,636	48,125
SBI Cards & Payment Services, Ltd.	8,831	99,259
SBI Life Insurance Co., Ltd. (a)	1,639	24,257
Shree Cement, Ltd.	212	67,237
Shriram Transport Finance Co., Ltd.	7,387	110,632
State Bank of India	44,730	291,343
Sun Pharmaceutical Industries, Ltd.	24,730	298,539
Tata Consultancy Services, Ltd.	22,515	1,111,250
Tata Consumer Products, Ltd.	7,814	80,166
Tata Steel, Ltd.	14,954	257,973
Tech Mahindra, Ltd.	8,529	168,773
Titan Co., Ltd.	7,199	240,947
Torrent Pharmaceuticals, Ltd.	444	16,359
Trent, Ltd.	5,174	87,093
UltraTech Cement, Ltd.	2,024	176,352
United Spirits, Ltd. (b)	7,087	83,085
UPL, Ltd.	19,245	195,460
Wipro, Ltd.	26,167	204,398
Yes Bank, Ltd. (b)	267,112	43,358
Zee Entertainment Enterprises, Ltd.	21,122	80,376
		15,406,790
INDONESIA — 1.7%
Bank Central Asia Tbk PT	1,004,100	557,542
Bank Mandiri Persero Tbk PT	548,000	301,424
Bank Negara Indonesia Persero Tbk PT	276,009	158,543
Bank Rakyat Indonesia Persero Tbk PT	1,454,367	471,878
Kalbe Farma Tbk PT	490,665	55,002
Telkom Indonesia Persero Tbk PT	1,478,600	471,505
Unilever Indonesia Tbk PT	273,600	69,722
		2,085,616
KUWAIT — 0.8%
Agility Public Warehousing Co. KSC	54,139	196,918
Boubyan Bank KSCP (b)	21,967	67,897
Gulf Bank KSCP	146,616	154,917
Kuwait Finance House KSCP	86,252	304,068
Mabanee Co. KPSC	24,773	74,939
National Bank of Kuwait SAKP	43,576	157,636
		956,375
Security Description	Shares	Value
MALAYSIA — 1.6%
CIMB Group Holdings Bhd	187,612	$ 237,820
DiGi.Com Bhd	154,400	143,210
Genting Malaysia Bhd	67,900	48,122
Hartalega Holdings Bhd	22,900	26,414
IHH Healthcare Bhd	104,500	154,088
IOI Corp. Bhd	172,800	169,317
Kossan Rubber Industries Bhd	12,600	5,873
Malayan Banking Bhd	37,394	79,506
Maxis Bhd	129,700	121,225
Petronas Chemicals Group Bhd	93,700	213,930
Petronas Gas Bhd	19,700	78,055
Public Bank Bhd	309,000	343,191
Sime Darby Bhd	104,655	59,735
Sime Darby Plantation Bhd	57,855	68,384
Supermax Corp. Bhd	39,236	11,011
Tenaga Nasional Bhd	66,600	142,553
Top Glove Corp. Bhd	114,600	52,329
		1,954,763
MEXICO — 2.6%
America Movil SAB de CV Series L (c)	728,442	771,472
Arca Continental SAB de CV	10,449	70,867
Coca-Cola Femsa SAB de CV	12,059	66,233
Fomento Economico Mexicano SAB de CV	48,130	399,096
Gruma SAB de CV Class B (c)	5,226	65,554
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	14,693	237,695
Grupo Bimbo SAB de CV Class A	40,343	121,502
Grupo Carso SAB de CV Series A1 (c)	32,738	122,156
Grupo Financiero Banorte SAB de CV Series O	58,618	439,591
Grupo Financiero Inbursa SAB de CV Series O (b)(c)	99,132	207,142
Industrias Penoles SAB de CV	4,961	62,514
Kimberly-Clark de Mexico SAB de CV Class A	37,236	52,245
Orbia Advance Corp. SAB de CV	41,069	108,140
Promotora y Operadora de Infraestructura SAB de CV	5,588	44,156
Wal-Mart de Mexico SAB de CV	114,375	469,843
		3,238,206
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (b)	8,018	80,741
Credicorp, Ltd.	1,583	272,070
Southern Copper Corp.	1,104	83,794
		436,605
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	96,010	110,399
Ayala Corp.	10,540	167,842
Ayala Land, Inc.	239,480	162,214

See accompanying notes to financial statements.
55

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
BDO Unibank, Inc.	59,855	$ 153,498
SM Investments Corp.	6,780	119,104
SM Prime Holdings, Inc.	333,200	243,726
Universal Robina Corp.	33,140	77,494
		1,034,277
POLAND — 0.7%
Allegro.eu SA (a)(b)	4,441	37,907
Bank Polska Kasa Opieki SA	5,193	140,690
CD Projekt SA	1,292	53,866
KGHM Polska Miedz SA	5,700	236,494
Powszechna Kasa Oszczednosci Bank Polski SA (b)	21,711	207,563
Powszechny Zaklad Ubezpieczen SA	28,321	230,047
		906,567
QATAR — 1.1%
Barwa Real Estate Co.	105,339	101,239
Commercial Bank PQSC	100,856	206,877
Industries Qatar QSC	61,880	322,845
Masraf Al Rayan QSC	190,280	270,130
Qatar National Bank QPSC	75,655	479,264
		1,380,355
ROMANIA — 0.1%
NEPI Rockcastle PLC	11,373	75,550
RUSSIA — 0.0% (d)
Mobile TeleSystems PJSC ADR (e)	8,917	—
Polyus PJSC GDR (e)	1,137	—
Sberbank of Russia PJSC ADR (e)	66,817	—
TCS Group Holding PLC GDR (b)(e)	2,150	—
VK Co., Ltd. GDR (b)(e)	1,648	—
VTB Bank PJSC GDR (e)	28,063	—
X5 Retail Group NV GDR (e)	2,256	—
Yandex NV Class A (b)(e)	5,874	—
		—
SAUDI ARABIA — 4.2%
Advanced Petrochemical Co.	6,104	114,709
Al Rajhi Bank	24,255	1,038,346
Alinma Bank	10,625	110,031
Almarai Co. JSC	3,786	51,671
Arab National Bank	9,033	66,938
Bank AlBilad (b)	4,320	71,396
Bank Al-Jazira	11,369	79,854
Banque Saudi Fransi	11,948	171,027
Bupa Arabia for Cooperative Insurance Co.	1,233	58,832
Co. for Cooperative Insurance	2,734	52,618
Dar Al Arkan Real Estate Development Co. (b)	23,209	67,681
Emaar Economic City (b)	7,135	22,214
Etihad Etisalat Co.	9,258	102,414
Jarir Marketing Co.	1,361	71,469
Security Description	Shares	Value
National Industrialization Co. (b)	6,112	$ 37,635
Rabigh Refining & Petrochemical Co. (b)	9,512	71,628
Riyad Bank	22,652	226,731
SABIC Agri-Nutrients Co.	2,634	127,645
Sahara International Petrochemical Co.	16,704	239,106
Saudi Airlines Catering Co. (b)	2,361	54,061
Saudi Arabian Mining Co. (b)	10,296	367,763
Saudi Basic Industries Corp.	12,729	444,489
Saudi British Bank	17,062	181,012
Saudi Cement Co.	4,718	76,590
Saudi Electricity Co.	8,420	59,478
Saudi Industrial Investment Group	4,115	38,391
Saudi Kayan Petrochemical Co. (b)	13,709	82,587
Saudi National Bank	38,199	721,927
Saudi Telecom Co.	12,203	350,655
Savola Group	3,825	37,164
Yanbu National Petrochemical Co.	3,786	67,515
		5,263,577
SOUTH AFRICA — 3.8%
Absa Group, Ltd.	15,714	204,795
Anglo American Platinum, Ltd.	903	123,996
Bid Corp., Ltd.	10,448	227,386
Bidvest Group, Ltd.	15,862	242,828
Capitec Bank Holdings, Ltd.	778	124,669
Clicks Group, Ltd.	5,164	109,217
FirstRand, Ltd.	95,953	508,707
Gold Fields, Ltd.	19,724	307,823
Growthpoint Properties, Ltd. REIT	76,524	77,087
Harmony Gold Mining Co., Ltd.	9,105	46,034
Impala Platinum Holdings, Ltd.	12,275	189,033
MTN Group, Ltd.	36,503	474,633
Naspers, Ltd. Class N	4,318	491,748
Nedbank Group, Ltd.	8,433	134,507
Old Mutual, Ltd.	23,093	21,762
Remgro, Ltd.	3,820	39,166
Sanlam, Ltd.	41,216	203,647
Shoprite Holdings, Ltd.	12,637	204,665
Sibanye Stillwater, Ltd.	41,510	169,875
SPAR Group, Ltd.	13,462	156,348
Standard Bank Group, Ltd. (c)	30,554	380,845
Tiger Brands, Ltd.	5,531	61,281
Vodacom Group, Ltd.	17,673	193,511
Woolworths Holdings, Ltd.	15,733	62,211
		4,755,774
SOUTH KOREA — 12.9%
Alteogen, Inc. (b)	447	20,874
AMOREPACIFIC Group	895	32,416
Celltrion Healthcare Co., Ltd.	1,074	57,597
Celltrion Pharm, Inc. (b)	343	27,677

See accompanying notes to financial statements.
56

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Celltrion, Inc.	2,162	$ 305,914
Coway Co., Ltd.	2,193	123,939
Doosan Heavy Industries & Construction Co., Ltd. (b)	5,090	85,880
Green Cross Corp.	128	21,332
Hana Financial Group, Inc.	7,696	308,589
Hanwha Solutions Corp. (b)	1,854	54,990
Helixmith Co., Ltd. (b)	125	2,202
HLB, Inc. (b)	1,653	41,801
HMM Co., Ltd.	4,763	114,551
Hyundai Engineering & Construction Co., Ltd.	4,355	172,109
Hyundai Glovis Co., Ltd.	945	150,087
Hyundai Mobis Co., Ltd.	1,662	294,814
Hyundai Motor Co.	3,206	477,441
Hyundai Motor Co. Preference Shares	1,192	84,774
Hyundai Steel Co.	2,298	78,777
Industrial Bank of Korea	15,590	139,558
Kakao Corp.	4,333	380,730
KB Financial Group, Inc.	9,350	472,881
Kia Corp.	6,526	398,436
Korea Zinc Co., Ltd.	474	228,778
KT&G Corp.	3,338	222,249
Kumho Petrochemical Co., Ltd.	313	40,027
LG Chem, Ltd.	1,012	444,193
LG Corp.	2,378	149,894
LG Electronics, Inc.	2,820	280,360
LG Household & Health Care, Ltd.	252	178,389
Lotte Chemical Corp.	507	87,634
LX Holdings Corp. (b)	1,128	8,962
NAVER Corp.	2,645	743,057
NCSoft Corp.	472	182,055
POSCO Chemtech Co., Ltd.	313	31,118
POSCO Holdings, Inc.	1,828	441,899
Samsung Biologics Co., Ltd. (a)(b)	253	172,626
Samsung C&T Corp.	1,880	176,824
Samsung Electronics Co., Ltd. Preference Shares	14,860	772,394
Samsung Electronics Co., Ltd.	89,673	5,149,326
Samsung Fire & Marine Insurance Co., Ltd.	860	155,390
Samsung SDI Co., Ltd.	1,213	596,467
Samsung SDS Co., Ltd.	1,333	152,321
Seegene, Inc.	652	27,488
Shin Poong Pharmaceutical Co., Ltd. (b)	571	18,232
Shinhan Financial Group Co., Ltd.	11,372	389,372
SK Chemicals Co., Ltd.	149	16,719
SK Hynix, Inc.	11,773	1,146,169
SK Square Co., Ltd. (b)	741	34,725
SK Telecom Co., Ltd.	1,147	53,846
S-Oil Corp.	2,122	169,298
Security Description	Shares	Value
Woori Financial Group, Inc.	16,132	$ 204,304
		16,121,485
TAIWAN — 17.4%
Accton Technology Corp.	5,000	38,829
ASE Technology Holding Co., Ltd.	90,656	327,484
Asustek Computer, Inc.	25,000	325,899
AU Optronics Corp.	56,000	38,797
Catcher Technology Co., Ltd.	3,000	15,130
Cathay Financial Holding Co., Ltd.	183,092	412,175
Chang Hwa Commercial Bank, Ltd.	152,983	102,250
China Development Financial Holding Corp.	766,257	513,486
China Steel Corp.	330,000	448,615
Chunghwa Telecom Co., Ltd.	71,000	314,713
Compal Electronics, Inc. (b)	290,000	271,260
CTBC Financial Holding Co., Ltd.	401,000	411,476
E.Sun Financial Holding Co., Ltd.	273,826	315,863
Evergreen Marine Corp. Taiwan, Ltd. (b)	38,000	179,048
Far Eastern New Century Corp.	73,000	77,455
First Financial Holding Co., Ltd.	291,944	289,891
Formosa Chemicals & Fibre Corp.	69,397	191,346
Formosa Plastics Corp.	93,000	345,689
Foxconn Technology Co., Ltd.	54,000	118,360
Fubon Financial Holding Co., Ltd.	167,381	446,910
Globalwafers Co., Ltd.	2,000	46,839
Hon Hai Precision Industry Co., Ltd.	232,980	861,940
Hotai Motor Co., Ltd.	5,000	104,357
Hua Nan Financial Holdings Co., Ltd.	365,948	311,008
Innolux Corp.	92,000	53,945
Largan Precision Co., Ltd.	1,000	65,791
Lite-On Technology Corp.	116,000	275,713
MediaTek, Inc. (b)	29,000	916,008
Mega Financial Holding Co., Ltd.	253,000	378,818
Nan Ya Plastics Corp.	144,000	468,415
Nan Ya Printed Circuit Board Corp.	4,000	73,155
Novatek Microelectronics Corp.	8,000	119,086
Oneness Biotech Co., Ltd. (b)	2,000	14,973
Pegatron Corp.	54,000	136,454
President Chain Store Corp. (b)	10,394	95,409
Quanta Computer, Inc.	52,000	160,257
Realtek Semiconductor Corp.	8,000	120,203
SinoPac Financial Holdings Co., Ltd.	535,794	344,087
Taishin Financial Holding Co., Ltd.	481,530	344,532
Taiwan Cement Corp.	174,956	304,707

See accompanying notes to financial statements.
57

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	333,701	$ 344,166
Taiwan Mobile Co., Ltd.	36,000	131,930
Taiwan Semiconductor Manufacturing Co., Ltd.	452,734	9,433,440
Unimicron Technology Corp.	15,000	130,360
Uni-President Enterprises Corp.	144,000	329,700
United Microelectronics Corp.	280,602	528,856
Yang Ming Marine Transport Corp. (b)	23,000	99,942
Yuanta Financial Holding Co., Ltd.	405,400	373,543
		21,752,310
THAILAND — 1.6%
Advanced Info Service PCL NVDR	47,400	332,157
Airports of Thailand PCL NVDR (b)	161,400	321,587
Bangkok Dusit Medical Services PCL NVDR	299,700	225,338
BTS Group Holdings PCL	490,600	135,745
CP ALL PCL NVDR	151,500	296,165
Delta Electronics Thailand PCL	5,200	60,680
Minor International PCL NVDR (b)	154,552	155,714
PTT Global Chemical PCL NVDR	104,574	159,613
Siam Cement PCL	14,400	165,870
Siam Commercial Bank PCL NVDR	54,600	187,200
		2,040,069
TURKEY — 0.1%
BIM Birlesik Magazalar A/S	16,958	97,867
Turk Hava Yollari AO (b)	1,220	2,691
Turkcell Iletisim Hizmetleri A/S	29,214	44,893
Turkiye Is Bankasi A/S Class C	69,916	42,090
		187,541
UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	110,369	314,906
Abu Dhabi Islamic Bank PJSC	27,133	64,637
Aldar Properties PJSC	242,949	326,088
Dubai Islamic Bank PJSC	33,813	56,799
Emirates NBD Bank PJSC	15,627	63,818
Emirates Telecommunications Group Co. PJSC	37,371	376,045
First Abu Dhabi Bank PJSC	33,427	214,774
		1,417,067
UNITED STATES — 0.2%
JBS SA	26,809	210,040
TOTAL COMMON STOCKS (Cost $115,860,794)		124,369,573

Security Description	Shares	Value
RIGHTS — 0.0% (d)
SOUTH KOREA — 0.0% (d)
Samsung Biologics Co., Ltd. (expiring 4/8/22) (b) (Cost: $0)	18	$ 2,792
WARRANTS — 0.0% (d)
THAILAND — 0.0% (d)
BTS Group Holdings PCL (expiring 11/20/26) (b)	125,360	1,960
BTS Group Holdings PCL (expiring 11/7/24) (b)	62,680	1,037
BTS Group Holdings PCL (expiring 9/5/22) (b)	31,340	462
Minor International PCL (expiring 02/15/24) (b)	5,575	557
TOTAL WARRANTS (Cost $0)		4,016
SHORT-TERM INVESTMENTS — 1.2%
State Street Navigator Securities Lending Portfolio II (f)(g)	1,484,134	1,484,134
TOTAL SHORT-TERM INVESTMENTS (Cost $1,484,134)		1,484,134
TOTAL INVESTMENTS — 101.0% (Cost $117,344,928)		125,860,515
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(1,236,732)
NET ASSETS — 100.0%		$ 124,623,783
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
58

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$124,007,278	$362,295	$ 0(a)	$124,369,573
Rights	—	2,792	—	2,792
Warrants	4,016	—	—	4,016
Short-Term Investments	1,484,134	—	—	1,484,134
TOTAL INVESTMENTS	$125,495,428	$365,087	$ 0	$125,860,515
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2022.
Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	24.5%
Information Technology	23.0
Consumer Discretionary	12.6
Communication Services	10.8
Materials	8.0
Consumer Staples	6.3
Industrials	5.6
Health Care	4.2
Real Estate	2.3
Utilities	2.1
Energy	0.4
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	220,925	$ 220,969	$2,880,539	$3,101,467	$(41)	$—	—	$ —	$ 33
State Street Navigator Securities Lending Portfolio II	1,472,763	1,472,763	5,922,088	5,910,717	—	—	1,484,134	1,484,134	2,322
Total		$1,693,732	$8,802,627	$9,012,184	$(41)	$—		$1,484,134	$2,355
See accompanying notes to financial statements.
59

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BRAZIL — 5.9%
Ambev SA ADR (a)	6,357	$ 20,534
Ambev SA	3,120	10,111
Americanas SA	313	2,150
Atacadao SA	2,189	10,374
B3 SA - Brasil Bolsa Balcao	7,175	23,721
Banco Bradesco SA Preference Shares	27,833	130,146
Banco Bradesco SA	6,209	23,872
Banco do Brasil SA	6,202	45,289
Banco Santander Brasil SA	1,625	12,612
BB Seguridade Participacoes SA	25,740	138,451
BRF SA (a)	2,088	8,168
BRF SA ADR (a)	679	2,696
CCR SA	1,284	3,702
Centrais Eletricas Brasileiras SA	1,327	10,606
Centrais Eletricas Brasileiras SA ADR (b)	1,257	9,905
Centrais Eletricas Brasileiras SA Class B, Preference Shares	151	1,192
Cia de Saneamento Basico do Estado de Sao Paulo	82	823
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,140	11,206
Cia Energetica de Minas Gerais ADR	2,818	9,074
Cia Energetica de Minas Gerais Preference Shares	1,744	5,582
Cia Siderurgica Nacional SA ADR (a)(b)	6,919	37,501
Cia Siderurgica Nacional SA	406	2,224
Cosan SA	2,584	12,860
Energisa SA	515	5,290
Engie Brasil Energia SA	2,166	19,709
Equatorial Energia SA	7,870	45,064
Gerdau SA Preference Shares	8,278	53,672
Hapvida Participacoes e Investimentos SA (c)	6,761	16,847
Hypera SA	2,446	19,925
Itau Unibanco Holding SA Preference Shares ADR (a)	23,125	132,044
Itau Unibanco Holding SA Preference Shares	541	3,129
Itausa SA Preference Shares	27,853	63,010
Klabin SA	2,639	13,395
Localiza Rent a Car SA	954	12,266
Lojas Renner SA	5,612	32,477
Magazine Luiza SA	2,220	3,186
Natura & Co. Holding SA (a)	395	2,165
Petroleo Brasileiro SA Preference Shares ADR	12,184	170,332
Petroleo Brasileiro SA ADR	8,242	121,982
Security Description	Shares	Value
Petroleo Brasileiro SA Preference Shares	182	$ 1,281
Raia Drogasil SA	5,487	27,643
Rumo SA (a)	3,671	14,330
Suzano SA	764	8,867
Suzano SA ADR	20	232
Telefonica Brasil SA	1,503	16,982
Telefonica Brasil SA ADR (b)	3,717	41,816
TIM SA ADR	753	10,919
TIM SA	237	688
TOTVS SA	1,710	13,091
Ultrapar Participacoes SA	74	220
Ultrapar Participacoes SA ADR (b)	4,632	14,035
Vale SA ADR	129,837	2,595,442
Vale SA	2,429	48,867
Vibra Energia SA	8,790	43,248
WEG SA	44,556	326,954
		4,411,907
CHILE — 0.2%
Banco de Chile	336,295	36,000
Banco de Chile ADR	620	13,286
Banco de Credito e Inversiones SA (a)	645	23,233
Banco Santander Chile ADR	411	9,284
Banco Santander Chile	16,726	942
Cencosud SA	11,857	23,355
Empresas CMPC SA	4,351	8,056
Empresas COPEC SA	1,726	14,257
Enel Americas SA ADR (b)	1,191	7,110
Enel Americas SA	11,484	1,386
Enel Chile SA ADR	453	716
Enel Chile SA	11,039	330
Falabella SA	2,930	9,364
Sociedad Quimica y Minera de Chile SA ADR	180	15,408
		162,727
CHINA — 27.1%
360 Security Technology, Inc. Class A (a)	24,700	38,831
3SBio, Inc. (a)(c)	7,390	6,039
51job, Inc. ADR (a)(b)	487	28,514
AAC Technologies Holdings, Inc. (a)(b)	8,500	20,600
Addsino Co., Ltd. Class A	7,500	12,854
Agile Group Holdings, Ltd. (b)	24,000	12,166
Agricultural Bank of China, Ltd. Class A	190,400	92,379
Agricultural Bank of China, Ltd. Class H	901,000	346,299
Air China, Ltd. Class H (a)(b)	34,000	23,835
Alibaba Group Holding, Ltd. ADR (a)	2,296	249,805
Alibaba Group Holding, Ltd. (a)	27,149	388,615
A-Living Smart City Services Co., Ltd. (b)(c)	9,750	13,645

See accompanying notes to financial statements.
60

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Aluminum Corp. of China, Ltd. Class H (a)	44,000	$ 25,845
Anhui Conch Cement Co., Ltd. Class A	11,600	72,161
Anhui Conch Cement Co., Ltd. Class H	32,000	164,670
Anhui Gujing Distillery Co., Ltd. Class A	200	5,399
Anhui Gujing Distillery Co., Ltd. Class B	7,200	93,078
Anhui Kouzi Distillery Co., Ltd. Class A	600	5,108
ANTA Sports Products, Ltd.	29,800	374,431
Apeloa Pharmaceutical Co., Ltd. Class A	5,100	25,114
Autohome, Inc. ADR	687	20,892
AviChina Industry & Technology Co., Ltd. Class H	23,000	12,775
Baidu, Inc. ADR (a)	792	104,782
Bank of Beijing Co., Ltd. Class A	63,700	45,958
Bank of Chengdu Co., Ltd. Class A	7,700	18,219
Bank of China, Ltd. Class A	218,100	112,347
Bank of China, Ltd. Class H	2,149,071	864,414
Bank of Communications Co., Ltd. Class A	131,600	105,933
Bank of Communications Co., Ltd. Class H	151,000	108,361
Bank of Hangzhou Co., Ltd. Class A	9,000	19,976
Bank of Jiangsu Co., Ltd. Class A	40,560	45,045
Bank of Nanjing Co., Ltd. Class A	12,000	20,170
Bank of Ningbo Co., Ltd. Class A	7,700	45,353
Bank of Shanghai Co., Ltd. Class A	42,470	44,423
Baoshan Iron & Steel Co., Ltd. Class A	12,700	13,504
BeiGene, Ltd. ADR (a)(b)	284	53,562
Beijing Capital International Airport Co., Ltd. Class H (a)	42,000	24,616
Beijing Enterprises Holdings, Ltd.	13,000	41,251
Beijing Enterprises Water Group, Ltd.	40,000	12,309
Beijing Sinnet Technology Co., Ltd. Class A	7,200	15,039
Beijing Tiantan Biological Products Corp., Ltd. Class A	7,140	27,759
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	800	35,034
BOE Technology Group Co., Ltd. Class A	30,800	20,911
BYD Co., Ltd. Class H	2,500	71,635
Security Description	Shares	Value
BYD Electronic International Co., Ltd. (b)	5,000	$ 10,088
CGN Power Co., Ltd. Class H (c)	407,100	106,565
Changchun High & New Technology Industry Group, Inc. Class A	1,500	39,661
Chaozhou Three-Circle Group Co., Ltd. Class A	2,300	10,141
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	7,500	21,420
China Bohai Bank Co., Ltd. Class H (b)(c)	10,500	1,743
China Cinda Asset Management Co., Ltd. Class H	64,548	11,045
China CITIC Bank Corp., Ltd. Class H	212,000	107,470
China Coal Energy Co., Ltd. Class H	36,000	27,076
China Common Rich Renewable Energy Investment, Ltd. (d)	598,000	—
China Communications Services Corp., Ltd. Class H	42,000	19,039
China Conch Venture Holdings, Ltd.	21,500	62,869
China Construction Bank Corp. Class A	43,400	43,003
China Construction Bank Corp. Class H	1,534,394	1,154,019
China Everbright Bank Co., Ltd. Class A	21,800	11,333
China Everbright Bank Co., Ltd. Class H	109,274	41,441
China Everbright Environment Group, Ltd.	22,888	13,853
China Evergrande Group (b)	117,625	24,782
China Feihe, Ltd. (c)	128,000	126,833
China Galaxy Securities Co., Ltd. Class H	32,834	18,406
China Gas Holdings, Ltd.	13,600	17,435
China Hongqiao Group, Ltd. (b)	26,500	35,395
China International Capital Corp., Ltd. Class H (c)	9,600	21,428
China Jinmao Holdings Group, Ltd. (a)	46,000	13,686
China Life Insurance Co., Ltd. Class H	66,000	101,468
China Longyuan Power Group Corp., Ltd. Class H	12,000	27,336
China Medical System Holdings, Ltd.	36,733	57,880
China Meidong Auto Holdings, Ltd.	12,000	45,969
China Mengniu Dairy Co., Ltd. (a)	20,000	107,771

See accompanying notes to financial statements.
61

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Merchants Bank Co., Ltd. Class A	4,791	$ 35,321
China Merchants Bank Co., Ltd. Class H	24,000	188,625
China Merchants Port Holdings Co., Ltd.	27,581	50,010
China Minsheng Banking Corp., Ltd. Class A	110,000	66,193
China Minsheng Banking Corp., Ltd. Class H (b)	79,960	30,120
China Molybdenum Co., Ltd. Class H	33,000	17,234
China National Building Material Co., Ltd. Class H	50,000	62,186
China National Medicines Corp., Ltd. Class A	4,000	18,481
China National Nuclear Power Co., Ltd. Class A	3,300	4,216
China Oilfield Services, Ltd. Class H	8,000	8,203
China Overseas Land & Investment, Ltd.	40,500	121,271
China Overseas Property Holdings, Ltd.	50,000	59,504
China Pacific Insurance Group Co., Ltd. Class A	4,000	14,442
China Pacific Insurance Group Co., Ltd. Class H	13,000	31,739
China Petroleum & Chemical Corp. Class A	45,300	30,827
China Petroleum & Chemical Corp. Class H	432,395	216,987
China Power International Development, Ltd.	35,000	18,637
China Railway Group, Ltd. Class A	24,800	23,557
China Railway Group, Ltd. Class H	80,000	44,845
China Resources Beer Holdings Co., Ltd.	26,092	160,089
China Resources Cement Holdings, Ltd.	24,000	20,012
China Resources Gas Group, Ltd.	20,000	84,915
China Resources Land, Ltd.	18,444	85,962
China Resources Power Holdings Co., Ltd.	16,267	30,617
China Shenhua Energy Co., Ltd. Class A	10,100	47,365
China Shenhua Energy Co., Ltd. Class H	31,000	99,356
China Southern Airlines Co., Ltd. Class H (a)(b)	18,000	10,481
China State Construction Engineering Corp., Ltd. Class A	21,500	18,424
China State Construction International Holdings, Ltd.	30,000	40,146
Security Description	Shares	Value
China Taiping Insurance Holdings Co., Ltd.	12,610	$ 15,442
China Tourism Group Duty Free Corp., Ltd. Class A	6,400	165,714
China Tower Corp., Ltd. Class H (c)	1,348,000	151,472
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	18,847
China United Network Communications, Ltd. Class A	99,200	55,787
China Vanke Co., Ltd. Class A	2,300	6,938
China Vanke Co., Ltd. Class H	15,592	35,320
China Yangtze Power Co., Ltd. Class A	87,800	304,280
China Zhenhua Group Science & Technology Co., Ltd. Class A	1,100	19,650
China Zheshang Bank Co., Ltd. Class A	40,600	21,233
Chongqing Brewery Co., Ltd. Class A (a)	800	13,513
Chongqing Zhifei Biological Products Co., Ltd. Class A	1,000	21,739
CIFI Holdings Group Co., Ltd.	23,324	13,730
CITIC Securities Co., Ltd. Class H	13,800	31,859
CITIC, Ltd.	110,000	122,341
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	14,250	24,856
COSCO SHIPPING Ports, Ltd.	43,072	33,549
Country Garden Holdings Co., Ltd. (b)	97,635	75,177
Country Garden Services Holdings Co., Ltd.	3,000	12,871
CRRC Corp., Ltd. Class H	38,000	15,236
CSPC Pharmaceutical Group, Ltd.	241,840	279,471
Daan Gene Co., Ltd. Class A	4,400	12,927
Dali Foods Group Co., Ltd. (c)	75,500	39,623
Daqo New Energy Corp. ADR (a)	1,372	56,691
Dongfeng Motor Group Co., Ltd. Class H	38,000	28,580
ENN Energy Holdings, Ltd.	6,500	97,524
Far East Horizon, Ltd.	21,000	18,771
Fiberhome Telecommunication Technologies Co., Ltd. Class A	4,000	9,534
Focus Media Information Technology Co., Ltd. Class A	7,500	7,219
Foshan Haitian Flavouring & Food Co., Ltd. Class A	8,294	114,217
Fosun International, Ltd.	10,000	10,892
Founder Securities Co., Ltd. Class A	27,900	29,622
Foxconn Industrial Internet Co., Ltd. Class A	7,700	12,312

See accompanying notes to financial statements.
62

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Fuyao Glass Industry Group Co., Ltd. Class A	2,400	$ 13,452
Fuyao Glass Industry Group Co., Ltd. Class H (c)	3,600	14,802
G-bits Network Technology Xiamen Co., Ltd. Class A	400	22,715
GCL System Integration Technology Co., Ltd. Class A (a)	7,700	4,355
GDS Holdings, Ltd. ADR (a)	48	1,884
Geely Automobile Holdings, Ltd.	18,000	28,409
GF Securities Co., Ltd. Class H	5,000	7,100
Giant Network Group Co., Ltd. Class A	7,400	11,750
GOME Retail Holdings, Ltd. (a)(b)	158,000	9,886
Great Wall Motor Co., Ltd. Class H	7,000	11,227
Greentown Service Group Co., Ltd.	20,000	20,124
Guangdong Haid Group Co., Ltd. Class A	6,400	55,349
Guangdong Investment, Ltd.	58,000	79,393
Guangzhou Automobile Group Co., Ltd. Class H	35,200	29,396
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	4,400	21,736
Guangzhou Haige Communications Group, Inc. Co. Class A	2,700	4,351
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	900	10,413
Guangzhou R&F Properties Co., Ltd. Class H (b)	42,800	15,193
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	1,400	14,141
Haidilao International Holding, Ltd. (a)(b)(c)	1,000	1,961
Haier Smart Home Co., Ltd. Class H	4,400	14,299
Haitian International Holdings, Ltd.	14,000	36,379
Haitong Securities Co., Ltd. Class H	15,200	11,607
Hangzhou First Applied Material Co., Ltd. Class A	800	14,302
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	3,500	42,636
Hansoh Pharmaceutical Group Co., Ltd. (c)	44,000	73,714
Hello Group, Inc. ADR	194	1,121
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,900	40,742
Security Description	Shares	Value
Hengan International Group Co., Ltd.	10,374	$ 47,953
Hengtong Optic-electric Co., Ltd. Class A	7,500	15,323
Hesteel Co., Ltd. Class A	32,211	12,076
Hithink Royal Flush Information Network Co., Ltd. Class A	1,900	28,673
Hopson Development Holdings, Ltd.	3,560	6,773
Huadian Power International Corp., Ltd. Class A	18,900	10,540
Huadong Medicine Co., Ltd. Class A	2,460	12,951
Hualan Biological Engineering, Inc. Class A	6,640	21,244
Huaneng Power International, Inc. Class A	12,700	13,824
Huaneng Power International, Inc. Class H (a)(b)	44,000	18,822
Huatai Securities Co., Ltd. Class H (c)	4,043	6,226
Huaxia Bank Co., Ltd. Class A	45,000	39,413
Huayu Automotive Systems Co., Ltd. Class A	2,500	7,857
Huazhu Group, Ltd. ADR	74	2,441
Hundsun Technologies, Inc. Class A	3,300	23,112
Hutchmed China, Ltd. ADR (a)(b)	239	4,522
Iflytek Co., Ltd. Class A	8,800	64,557
Industrial & Commercial Bank of China, Ltd. Class A	47,900	35,992
Industrial & Commercial Bank of China, Ltd. Class H	1,211,448	744,064
Industrial Bank Co., Ltd. Class A	31,400	102,241
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	144,100	50,620
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	11,700	67,991
Inspur Electronic Information Industry Co., Ltd. Class A	5,300	22,667
Intco Medical Technology Co., Ltd. Class A	750	5,463
iQIYI, Inc. ADR (a)(b)	588	2,670
Jafron Biomedical Co., Ltd. Class A	2,190	15,659
Jason Furniture Hangzhou Co., Ltd. Class A	800	7,726
JD.com, Inc. Class A (a)	8,362	249,854
Jiangsu Expressway Co., Ltd. Class H	72,000	75,389
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,600	13,119
Jiangsu Hengrui Medicine Co., Ltd. Class A	25,542	148,148
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,000	13,264

See accompanying notes to financial statements.
63

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	2,600	$ 55,550
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,300	10,083
Jiangsu Zhongtian Technology Co., Ltd. Class A	13,200	35,349
Jiangxi Copper Co., Ltd. Class H	21,000	35,235
JiuGui Liquor Co., Ltd. Class A	600	13,979
Joinn Laboratories China Co., Ltd. Class A	560	10,153
Jointown Pharmaceutical Group Co., Ltd. Class A	7,600	15,899
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	1,100	4,878
JOYY, Inc. ADR	242	8,889
Juewei Food Co., Ltd. Class A	500	3,318
KE Holdings, Inc. ADR (a)	1,152	14,250
Kingboard Holdings, Ltd.	9,000	43,785
Kingdee International Software Group Co., Ltd. (a)	14,000	31,141
Kingsoft Corp., Ltd.	3,000	9,730
Kuaishou Technology (a)(c)	12,500	118,433
Kunlun Energy Co., Ltd.	42,000	36,629
Kweichow Moutai Co., Ltd. Class A	2,200	595,737
KWG Group Holdings, Ltd. (a)(b)	13,500	5,585
Lee & Man Paper Manufacturing, Ltd.	21,000	10,967
Lenovo Group, Ltd. (b)	90,915	98,909
Lepu Medical Technology Beijing Co., Ltd. Class A	2,500	7,943
Li Ning Co., Ltd.	55,500	479,071
Logan Group Co., Ltd. (b)	16,000	4,556
Longfor Group Holdings, Ltd. (c)	8,000	41,168
Luxshare Precision Industry Co., Ltd. Class A	11,889	59,369
Luzhou Laojiao Co., Ltd. Class A	2,800	81,987
Maxscend Microelectronics Co., Ltd. Class A	500	16,534
Meituan Class B (a)(c)	2,400	47,685
Metallurgical Corp. of China, Ltd. Class A	21,900	12,937
Microport Scientific Corp. (a)(b)	1,604	3,642
Ming Yuan Cloud Group Holdings, Ltd. (b)	2,000	2,753
NavInfo Co., Ltd. Class A (a)	4,900	10,783
NetEase, Inc.	5,535	101,634
New China Life Insurance Co., Ltd. Class H	3,700	10,347
New Oriental Education & Technology Group, Inc. ADR (a)	8,934	10,274
Security Description	Shares	Value
Ningxia Baofeng Energy Group Co., Ltd. Class A	4,400	$ 10,300
NIO, Inc. ADR (a)	252	5,305
Noah Holdings, Ltd. ADR (a)	266	6,259
Nongfu Spring Co., Ltd. Class H (c)	57,800	308,138
Oppein Home Group, Inc. Class A	480	8,847
Ovctek China, Inc. Class A	2,260	13,005
People's Insurance Co. Group of China, Ltd. Class H	80,000	26,253
Perfect World Co., Ltd. Class A	1,850	3,748
PetroChina Co., Ltd. Class A	31,500	27,391
PetroChina Co., Ltd. Class H	300,000	155,528
Pharmaron Beijing Co., Ltd. Class H (c)	600	7,313
PICC Property & Casualty Co., Ltd. Class H	60,270	61,721
Pinduoduo, Inc. ADR (a)	745	29,882
Ping An Bank Co., Ltd. Class A	2,200	5,330
Ping An Insurance Group Co. of China, Ltd. Class A	2,300	17,554
Ping An Insurance Group Co. of China, Ltd. Class H	66,500	472,550
Poly Developments & Holdings Group Co., Ltd. Class A	2,500	6,971
Postal Savings Bank of China Co., Ltd. Class H (c)	320,000	259,468
Power Construction Corp. of China, Ltd. Class A	7,300	8,383
SAIC Motor Corp., Ltd. Class A	7,300	19,549
Sangfor Technologies, Inc. Class A	900	15,816
SDIC Power Holdings Co., Ltd. Class A	31,300	46,052
Seazen Group, Ltd. (a)	29,333	15,806
SF Holding Co., Ltd. Class A	4,300	30,956
SG Micro Corp. Class A	400	20,574
Shaanxi Coal Industry Co., Ltd. Class A	7,500	19,435
Shandong Gold Mining Co., Ltd. Class A	16,552	56,059
Shandong Gold Mining Co., Ltd. Class H (b)(c)	31,000	61,989
Shandong Nanshan Aluminum Co., Ltd. Class A	24,700	15,836
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	28,800	30,854
Shanghai Baosight Software Co., Ltd. Class A	2,200	16,895
Shanghai Baosight Software Co., Ltd. Class B	32,400	131,868
Shanghai Construction Group Co., Ltd. Class A	31,200	16,022
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	4,500	22,008

See accompanying notes to financial statements.
64

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Jahwa United Co., Ltd. Class A	800	$ 4,345
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	92,552	86,629
Shanghai M&G Stationery, Inc. Class A	4,000	30,800
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	20,900	40,298
Shanghai Pudong Development Bank Co., Ltd. Class A	56,724	71,485
Shanghai RAAS Blood Products Co., Ltd. Class A	12,400	11,701
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,160	86,732
Shennan Circuits Co., Ltd. Class A	480	6,862
Shenzhen Energy Group Co., Ltd. Class A	5,240	5,308
Shenzhen Goodix Technology Co., Ltd. Class A	1,700	18,987
Shenzhen Inovance Technology Co., Ltd. Class A	300	2,694
Shenzhen International Holdings, Ltd.	11,107	11,743
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,200	154,881
Shenzhou International Group Holdings, Ltd.	24,500	327,860
Shimao Group Holdings, Ltd. (b)	23,000	12,981
Sichuan Chuantou Energy Co., Ltd. Class A	20,999	35,527
Sichuan Swellfun Co., Ltd. Class A	1,500	19,463
Silergy Corp.	2,000	239,429
Sinopec Shanghai Petrochemical Co., Ltd. Class A	31,016	17,198
Sinopharm Group Co., Ltd. Class H	22,000	50,229
Sinotruk Hong Kong, Ltd.	6,500	9,960
Smoore International Holdings, Ltd. (b)(c)	39,000	93,623
Songcheng Performance Development Co., Ltd. Class A	11,440	23,806
Sun Art Retail Group, Ltd. (b)	16,832	6,125
Sunac China Holdings, Ltd. (b)	44,697	26,140
Suning.com Co., Ltd. Class A (a)	29,100	15,815
Sunny Optical Technology Group Co., Ltd.	19,193	309,043
TAL Education Group ADR (a)	1,413	4,253
Tencent Holdings, Ltd.	10,878	519,773
Tencent Music Entertainment Group ADR (a)	3,284	15,993
Security Description	Shares	Value
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	2,800	$ 15,297
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	3,300	22,197
Tianshui Huatian Technology Co., Ltd. Class A	9,200	15,232
Tingyi Cayman Islands Holding Corp.	2,000	3,371
Toly Bread Co., Ltd. Class A	3,800	12,044
Tongling Nonferrous Metals Group Co., Ltd. Class A	19,000	11,134
Topchoice Medical Corp. Class A (a)	1,900	42,824
Topsports International Holdings, Ltd. (c)	36,000	30,110
TravelSky Technology, Ltd. Class H	18,000	25,972
Trip.com Group, Ltd. ADR (a)	1,105	25,548
Tsingtao Brewery Co., Ltd. Class H	2,000	15,910
Unigroup Guoxin Microelectronics Co., Ltd. Class A	700	22,554
Vipshop Holdings, Ltd. ADR (a)	4,101	36,909
Walvax Biotechnology Co., Ltd. Class A	3,300	28,524
Want Want China Holdings, Ltd.	150,000	138,673
Weibo Corp. ADR (a)	315	7,721
Weichai Power Co., Ltd. Class H	12,000	18,970
Wens Foodstuffs Group Co., Ltd. Class A (a)	4,880	16,951
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	3,900	14,407
Wuliangye Yibin Co., Ltd. Class A	5,900	144,115
WuXi AppTec Co., Ltd. Class A	1,242	21,987
WuXi AppTec Co., Ltd. Class H (c)	2,120	33,703
Wuxi Biologics Cayman, Inc. (a)(c)	5,500	45,685
Xiaomi Corp. Class B (a)(c)	63,400	112,853
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	4,000	6,037
Xinyi Solar Holdings, Ltd.	3,501	6,178
Yadea Group Holdings, Ltd. (c)	36,000	55,714
Yankuang Energy Group Co., Ltd. Class H	22,000	65,314
Yantai Eddie Precision Machinery Co., Ltd. Class A	1,680	6,312
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	400	2,656

See accompanying notes to financial statements.
65

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Yealink Network Technology Corp., Ltd. Class A	1,950	$ 23,883
Yihai International Holding, Ltd. (a)(b)	13,000	37,350
Yonghui Superstores Co., Ltd. Class A	7,300	4,853
Yuexiu Property Co., Ltd.	9,200	9,151
Yum China Holdings, Inc.	5,514	229,052
Yunnan Baiyao Group Co., Ltd. Class A	2,100	27,067
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,200	59,967
Zhejiang Dahua Technology Co., Ltd. Class A	2,300	5,996
Zhejiang Dingli Machinery Co., Ltd. Class A	700	4,950
Zhejiang Expressway Co., Ltd. Class H	14,000	11,763
Zhejiang Supor Co., Ltd. Class A (a)	2,500	19,703
Zhejiang Weixing New Building Materials Co., Ltd. Class A	2,800	9,024
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	2,200	13,447
Zhongsheng Group Holdings, Ltd.	11,000	77,815
Zhuzhou CRRC Times Electric Co., Ltd.	1,500	5,890
Zijin Mining Group Co., Ltd. Class A	15,400	27,510
Zijin Mining Group Co., Ltd. Class H	14,000	21,559
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A (a)	3,447	3,605
ZTE Corp. Class A	12,900	48,567
ZTE Corp. Class H	13,080	26,757
ZTO Express Cayman, Inc. ADR	3,358	83,950
		20,202,415
COLOMBIA — 0.1%
Bancolombia SA ADR	331	14,121
Bancolombia SA	967	11,175
Bancolombia SA Preference Shares	565	6,067
Ecopetrol SA ADR (b)	370	6,882
Ecopetrol SA	8,677	8,178
Interconexion Electrica SA ESP	1,853	11,996
		58,419
CZECH REPUBLIC — 0.2%
CEZ A/S	1,138	48,003
Komercni banka A/S	1,661	64,844
Moneta Money Bank A/S (c)	8,671	35,371
		148,218
Security Description	Shares	Value
EGYPT — 0.2%
Commercial International Bank Egypt SAE GDR (a)	65,053	$ 152,224
Eastern Co SAE	31,952	20,993
		173,217
GREECE — 0.3%
Alpha Services & Holdings SA (a)	15,790	19,607
FF Group (a)(d)	491	—
Hellenic Telecommunications Organization SA	6,814	124,338
JUMBO SA	1,427	21,435
OPAP SA	5,773	84,788
		250,168
HONG KONG — 0.4%
Alibaba Pictures Group, Ltd. (a)	30,000	2,490
China Huishan Dairy Holdings Co., Ltd. (d)	1,072,393	—
Kingboard Laminates Holdings, Ltd.	22,500	37,062
Nine Dragons Paper Holdings, Ltd.	20,000	17,468
Sino Biopharmaceutical, Ltd.	325,000	202,933
		259,953
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	5,490	48,736
OTP Bank Nyrt (a)	1,742	64,100
Richter Gedeon Nyrt	4,727	100,538
		213,374
INDIA — 16.1%
ACC, Ltd.	1,639	46,533
Adani Ports & Special Economic Zone, Ltd.	1,173	11,985
Adani Total Gas, Ltd.	6,719	190,624
Ambuja Cements, Ltd.	834	3,294
Apollo Hospitals Enterprise, Ltd.	261	15,555
Asian Paints, Ltd.	15,052	611,803
Aurobindo Pharma, Ltd.	954	8,417
Axis Bank, Ltd. (a)	6,022	60,490
Bajaj Auto, Ltd.	2,877	138,696
Bajaj Finserv, Ltd.	80	18,012
Balkrishna Industries, Ltd.	1,821	51,336
Bandhan Bank, Ltd. (c)	2,121	8,604
Berger Paints India, Ltd.	6,283	58,017
Bharat Electronics, Ltd.	30,196	84,003
Bharat Forge, Ltd.	228	2,108
Bharat Petroleum Corp., Ltd.	6,535	30,991
Bharti Airtel, Ltd. (a)	10,121	100,836
Britannia Industries, Ltd.	4,611	195,113
Cipla, Ltd.	7,927	106,501
Coal India, Ltd.	48,262	116,587
Colgate-Palmolive India, Ltd.	4,269	86,887

See accompanying notes to financial statements.
66

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Container Corp. Of India, Ltd.	139	$ 1,233
Dabur India, Ltd.	32,540	230,260
Divi's Laboratories, Ltd.	4,291	249,280
Dr Reddy's Laboratories, Ltd. ADR	1,706	95,075
Dr Reddy's Laboratories, Ltd.	127	7,199
Eicher Motors, Ltd.	3,263	105,809
GAIL India, Ltd. GDR	1,073	14,486
Godrej Consumer Products, Ltd. (a)	8,380	82,644
Grasim Industries, Ltd.	1,097	24,090
Havells India, Ltd.	5,195	79,017
HCL Technologies, Ltd.	42,622	654,587
HDFC Asset Management Co., Ltd. (c)	1,795	50,837
HDFC Life Insurance Co., Ltd. (c)	2,562	18,197
Hero MotoCorp, Ltd.	2,937	88,920
Hindalco Industries, Ltd.	11,588	87,092
Hindustan Petroleum Corp., Ltd.	11,801	41,948
Hindustan Unilever, Ltd.	24,041	649,972
Housing Development Finance Corp., Ltd.	4,385	138,329
ICICI Bank, Ltd. ADR	4,475	84,757
ICICI Bank, Ltd.	427	4,115
ICICI Lombard General Insurance Co., Ltd. (c)	4,747	83,213
Indian Oil Corp., Ltd.	22,563	35,419
Indraprastha Gas, Ltd.	7,916	38,982
Infosys, Ltd. ADR	27,101	674,544
Infosys, Ltd.	44,354	1,116,152
ITC, Ltd.	85,197	281,816
JSW Steel, Ltd.	2,688	25,990
Jubilant Foodworks, Ltd.	119	4,140
Kotak Mahindra Bank, Ltd.	1,007	23,308
Larsen & Toubro Infotech, Ltd. (c)	1,319	107,146
Larsen & Toubro, Ltd. GDR	1,071	24,954
Larsen & Toubro, Ltd.	83	1,936
Lupin, Ltd.	4,873	48,042
Mahindra & Mahindra, Ltd. GDR	2,347	26,052
Mahindra & Mahindra, Ltd.	116	1,235
Marico, Ltd.	33,892	225,291
Maruti Suzuki India, Ltd.	460	45,902
Mindtree, Ltd.	1,788	101,532
Motherson Sumi Systems, Ltd.	1,640	3,018
Motherson Sumi Wiring India, Ltd. (a)	298	253
Mphasis, Ltd.	445	19,831
MRF, Ltd.	72	61,783
Nestle India, Ltd.	1,194	273,868
NTPC, Ltd.	27,616	49,200
Oil & Natural Gas Corp., Ltd.	19,343	41,839
Page Industries, Ltd.	404	230,267
Petronet LNG, Ltd.	19,205	49,106
Security Description	Shares	Value
Pidilite Industries, Ltd.	9,266	$ 300,119
Piramal Enterprises, Ltd.	250	7,215
Power Grid Corp. of India, Ltd.	16,934	48,450
Reliance Industries, Ltd. GDR (c)	2,917	201,273
Reliance Industries, Ltd.	2,821	98,088
SBI Life Insurance Co., Ltd. (c)	546	8,081
Shree Cement, Ltd.	19	6,026
Shriram Transport Finance Co., Ltd.	387	5,796
State Bank of India GDR	574	36,908
Sun Pharmaceutical Industries, Ltd.	9,571	115,540
Tata Consultancy Services, Ltd.	34,583	1,706,878
Tata Motors, Ltd. ADR (a)(b)	68	1,901
Tata Motors, Ltd. (a)	4,432	25,370
Tata Steel, Ltd.	108	1,863
Tata Steel, Ltd. GDR	3,849	65,048
Tech Mahindra, Ltd.	23,717	469,316
Titan Co., Ltd.	3,261	109,144
UltraTech Cement, Ltd.	170	14,812
United Spirits, Ltd. (a)	205	2,403
UPL, Ltd.	2,119	21,521
Vedanta, Ltd.	4,714	25,093
Wipro, Ltd.	54,181	423,223
Yes Bank, Ltd. (a)	51,905	8,425
		11,951,551
INDONESIA — 1.9%
Adaro Energy Indonesia Tbk PT	114,800	21,501
Astra International Tbk PT	64,900	29,711
Bank Central Asia Tbk PT	1,186,925	659,058
Bank Mandiri Persero Tbk PT	60,900	33,498
Bank Negara Indonesia Persero Tbk PT	36,800	21,138
Bank Rakyat Indonesia Persero Tbk PT	211,049	68,476
Charoen Pokphand Indonesia Tbk PT	23,500	9,245
Gudang Garam Tbk PT	5,800	12,761
Indah Kiat Pulp & Paper Tbk PT	15,300	8,416
Indocement Tunggal Prakarsa Tbk PT	6,200	4,651
Indofood CBP Sukses Makmur Tbk PT	20,400	10,440
Indofood Sukses Makmur Tbk PT	34,000	14,085
Kalbe Farma Tbk PT	462,800	51,879
Semen Indonesia Persero Tbk PT	10,800	5,000
Telkom Indonesia Persero Tbk PT	1,176,875	375,289
Unilever Indonesia Tbk PT	225,500	57,464

See accompanying notes to financial statements.
67

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
United Tractors Tbk PT	10,700	$ 19,035
		1,401,647
KUWAIT — 0.9%
Agility Public Warehousing Co. KSC	4,826	17,553
Kuwait Finance House KSCP	8,026	28,295
Mobile Telecommunications Co. KSCP	119,128	246,255
National Bank of Kuwait SAKP	94,656	342,419
		634,522
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	1,033	23,170
MALAYSIA — 2.4%
AMMB Holdings Bhd (a)	20,700	18,264
Axiata Group Bhd	7,404	6,674
CIMB Group Holdings Bhd	67,171	85,147
Dialog Group Bhd	2,600	1,694
DiGi.Com Bhd	62,700	58,156
Fraser & Neave Holdings Bhd	3,000	14,983
Genting Bhd	14,200	15,805
Genting Malaysia Bhd	13,000	9,213
HAP Seng Consolidated Bhd	10,000	17,789
Hartalega Holdings Bhd	54,500	62,863
Hong Leong Bank Bhd	26,220	125,963
Hong Leong Financial Group Bhd	2,400	11,187
IHH Healthcare Bhd	89,000	131,233
Inari Amertron Bhd	48,100	35,119
IOI Corp. Bhd	14,400	14,110
Kuala Lumpur Kepong Bhd	5,776	34,617
Malayan Banking Bhd	145,230	308,783
Malaysia Airports Holdings Bhd (a)	2,700	4,463
Maxis Bhd	51,000	47,667
MISC Bhd	7,600	13,285
Nestle Malaysia Bhd	6,300	200,174
Petronas Chemicals Group Bhd	33,700	76,942
Petronas Dagangan Bhd	7,000	33,995
Petronas Gas Bhd	2,400	9,509
PPB Group Bhd	16,760	68,160
Public Bank Bhd	123,055	136,671
RHB Bank Bhd	8,358	11,847
Sime Darby Bhd	17,527	10,004
Sime Darby Plantation Bhd	7,767	9,181
Telekom Malaysia Bhd	7,485	8,705
Tenaga Nasional Bhd	39,300	84,119
Top Glove Corp. Bhd	155,000	70,777
Westports Holdings Bhd	45,038	42,845
		1,779,944
MEXICO — 2.3%
America Movil SAB de CV Series L (b)	117,037	123,950
Arca Continental SAB de CV	6,996	47,448
Security Description	Shares	Value
Cemex SAB de CV Series CPO (a)	58,452	$ 31,333
Coca-Cola Femsa SAB de CV	4,327	23,766
Fibra Uno Administracion SA de CV REIT	17,910	20,926
Fomento Economico Mexicano SAB de CV	4,020	33,334
Gruma SAB de CV Class B (b)	2,500	31,360
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	65	1,051
Grupo Aeroportuario del Sureste SAB de CV Class B	262	5,832
Grupo Bimbo SAB de CV Class A	6,198	18,667
Grupo Carso SAB de CV Series A1 (b)	1,162	4,336
Grupo Financiero Banorte SAB de CV Series O	12,421	93,148
Grupo Financiero Inbursa SAB de CV Series O (a)(b)	11,987	25,048
Grupo Mexico SAB de CV Class B	74,606	445,197
Grupo Televisa SAB Series CPO	11,194	26,248
Industrias Penoles SAB de CV	732	9,224
Kimberly-Clark de Mexico SAB de CV Class A	2,559	3,590
Megacable Holdings SAB de CV	890	2,675
Orbia Advance Corp. SAB de CV	2,827	7,444
Promotora y Operadora de Infraestructura SAB de CV	280	2,213
Wal-Mart de Mexico SAB de CV	176,573	725,346
		1,682,136
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR (a)	1,873	18,861
Credicorp, Ltd.	1,241	213,291
Southern Copper Corp.	2,060	156,354
		388,506
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	19,650	22,595
Ayala Corp.	640	10,191
Ayala Land, Inc.	6,500	4,403
Bank of the Philippine Islands	49,189	94,680
BDO Unibank, Inc.	51,762	132,744
Globe Telecom, Inc.	1,670	81,975
GT Capital Holdings, Inc.	647	6,902
International Container Terminal Services, Inc.	19,990	86,844
JG Summit Holdings, Inc.	10,814	12,811
Jollibee Foods Corp.	1,920	8,349
Manila Electric Co.	13,250	95,665

See accompanying notes to financial statements.
68

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Metro Pacific Investments Corp.	98,200	$ 7,212
Metropolitan Bank & Trust Co.	33,646	37,063
PLDT, Inc.	551	19,699
SM Investments Corp.	1,035	18,182
SM Prime Holdings, Inc.	15,000	10,972
Universal Robina Corp.	6,890	16,111
		666,398
POLAND — 0.6%
Bank Polska Kasa Opieki SA	1,537	41,641
CD Projekt SA	1,501	62,579
Cyfrowy Polsat SA	2,231	14,862
Dino Polska SA (a)(c)	1,792	146,422
KGHM Polska Miedz SA	671	27,840
LPP SA	5	13,762
Orange Polska SA (a)	5,075	9,609
PGE Polska Grupa Energetyczna SA (a)	10,415	22,793
Polski Koncern Naftowy ORLEN SA	2,665	48,616
Polskie Gornictwo Naftowe i Gazownictwo SA	8,313	12,380
Powszechna Kasa Oszczednosci Bank Polski SA (a)	3,922	37,495
Powszechny Zaklad Ubezpieczen SA	2,177	17,683
Santander Bank Polska SA	152	11,125
		466,807
QATAR — 1.2%
Barwa Real Estate Co.	63,753	61,272
Commercial Bank PQSC	3,280	6,728
Industries Qatar QSC	4,970	25,930
Masraf Al Rayan QSC	141,948	201,516
Mesaieed Petrochemical Holding Co.	9,494	7,586
Ooredoo QSC	8,253	16,117
Qatar Electricity & Water Co. QSC	19,870	99,848
Qatar Fuel QSC	6,024	29,576
Qatar Islamic Bank SAQ	22,968	150,356
Qatar National Bank QPSC	43,217	273,774
		872,703
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	1,158	7,693
RUSSIA — 0.0% (e)
Alrosa PJSC (a)(d)	72,138	—
Gazprom PJSC ADR (d)	50,071	—
Inter RAO UES PJSC (a)(d)	435,055	—
LUKOIL PJSC ADR (d)	3,065	—
Magnit PJSC GDR (d)	2,490	—
MMC Norilsk Nickel PJSC ADR (d)	1,589	—
Mobile TeleSystems PJSC ADR (d)	2,361	—
Security Description	Shares	Value
Moscow Exchange MICEX (a)(d)	5,004	$ —
Novatek PJSC GDR (d)	169	—
Novolipetsk Steel PJSC GDR (d)	2,685	—
Novolipetsk Steel PJSC (a)(d)	6,756	—
PhosAgro PJSC GDR (d)	404	—
Polyus PJSC GDR (d)	1,392	—
Polyus PJSC (a)(d)	81	—
Rosneft Oil Co PJSC (d)	5,112	—
Rosneft Oil Co. PJSC GDR (d)	10,417	—
Sberbank of Russia PJSC ADR (d)(f)	14,280	—
Severstal PAO GDR (d)	5,724	—
Surgutneftegas PJSC ADR (d)(f)	43,960	—
Tatneft PJSC ADR (d)(f)	1,514	—
TCS Group Holding PLC GDR (a)(d)	3,373	—
VTB Bank PJSC GDR (d)	7,643	—
VTB Bank PJSC (d)	17,049,040	—
X5 Retail Group NV GDR (d)	820	—
Yandex NV Class A (a)(d)	480	—
		—
SAUDI ARABIA — 6.3%
Abdullah Al Othaim Markets Co.	2,350	73,291
Advanced Petrochemical Co.	6,486	121,888
Al Rajhi Bank	39,524	1,692,004
Alinma Bank	36,257	375,472
Arab National Bank	3,242	24,024
Bank AlBilad (a)	3,543	58,554
Bank Al-Jazira	7,658	53,789
Banque Saudi Fransi	2,973	42,556
Bupa Arabia for Cooperative Insurance Co.	2,459	117,329
Co. for Cooperative Insurance	2,642	50,847
Dar Al Arkan Real Estate Development Co. (a)	1,586	4,625
Dr Sulaiman Al Habib Medical Services Group Co.	1,804	91,559
Emaar Economic City (a)	4,800	14,944
Etihad Etisalat Co.	18,523	204,906
Jarir Marketing Co.	5,244	275,375
Mobile Telecommunications Co. (a)	12,189	43,278
Mouwasat Medical Services Co.	1,040	58,938
National Industrialization Co. (a)	1,195	7,358
Rabigh Refining & Petrochemical Co. (a)	860	6,476
Riyad Bank	5,979	59,846
SABIC Agri-Nutrients Co.	4,357	211,143
Sahara International Petrochemical Co.	927	13,269
Saudi Arabian Mining Co. (a)	439	15,681

See accompanying notes to financial statements.
69

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Saudi Arabian Oil Co. (c)	4,325	$ 49,689
Saudi Basic Industries Corp.	8,578	299,538
Saudi British Bank	4,432	47,020
Saudi Electricity Co.	14,621	103,280
Saudi Kayan Petrochemical Co. (a)	1,738	10,470
Saudi National Bank	7,404	139,929
Saudi Telecom Co.	12,361	355,196
Savola Group	2,398	23,299
Yanbu National Petrochemical Co.	2,787	49,700
		4,695,273
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (c)	2,200	17,403
SOUTH AFRICA — 3.2%
Absa Group, Ltd.	5,799	75,576
African Rainbow Minerals, Ltd.	3,057	59,864
Anglo American Platinum, Ltd.	1,526	209,543
Aspen Pharmacare Holdings, Ltd.	1,370	18,623
Bid Corp., Ltd.	983	21,393
Bidvest Group, Ltd.	1,586	24,280
Capitec Bank Holdings, Ltd.	1,988	318,563
Clicks Group, Ltd.	8,032	169,874
Discovery, Ltd. (a)	1,013	12,629
Exxaro Resources, Ltd.	7,335	111,201
FirstRand, Ltd.	16,327	86,560
Gold Fields, Ltd.	1,833	28,607
Growthpoint Properties, Ltd. REIT	8,329	8,390
Harmony Gold Mining Co., Ltd.	1,365	6,901
Impala Platinum Holdings, Ltd.	23,279	358,493
Kumba Iron Ore, Ltd. (b)	1,884	84,497
Mr. Price Group, Ltd.	7,511	111,289
MTN Group, Ltd.	5,847	76,026
MultiChoice Group, Ltd.	367	3,308
Naspers, Ltd. Class N	345	39,290
Nedbank Group, Ltd.	3,489	55,650
Old Mutual, Ltd.	33,581	31,645
Rand Merchant Investment Holdings, Ltd.	1,911	6,825
Remgro, Ltd.	2,289	23,469
Sanlam, Ltd.	7,096	35,061
Sasol, Ltd. (a)	3,068	74,535
Shoprite Holdings, Ltd.	3,283	53,170
Sibanye Stillwater, Ltd.	8,668	35,473
SPAR Group, Ltd.	1,868	21,695
Standard Bank Group, Ltd.	7,763	96,763
Tiger Brands, Ltd.	1,771	19,622
Vodacom Group, Ltd.	5,511	60,343
Woolworths Holdings, Ltd.	4,758	18,814
		2,357,972
SOUTH KOREA — 8.8%
Amorepacific Corp.	83	10,957
AMOREPACIFIC Group	102	3,694
Security Description	Shares	Value
BGF retail Co., Ltd.	122	$ 17,564
Celltrion Healthcare Co., Ltd.	113	6,060
Celltrion, Inc.	199	28,158
Cheil Worldwide, Inc.	739	14,359
CJ CheilJedang Corp.	100	30,486
CJ Corp.	306	21,308
CJ ENM Co., Ltd.	20	2,168
CJ Logistics Corp. (a)	312	33,335
Coway Co., Ltd.	2,330	131,682
DB Insurance Co., Ltd.	969	55,883
Doosan Bobcat, Inc.	176	5,641
Doosan Heavy Industries & Construction Co., Ltd. (a)	561	9,465
E-MART, Inc.	357	41,530
F&F Co., Ltd.	26	15,981
GS Engineering & Construction Corp.	452	17,304
GS Holdings Corp.	610	22,094
Hana Financial Group, Inc.	4,264	170,975
Hankook Tire & Technology Co., Ltd.	552	15,325
Hanmi Pharm Co., Ltd.	7	1,582
Hanon Systems	4,096	39,877
Hanwha Solutions Corp. (a)	602	17,856
HLB, Inc. (a)	606	15,324
Hotel Shilla Co., Ltd.	1,609	107,793
Hyundai Engineering & Construction Co., Ltd.	603	23,830
Hyundai Glovis Co., Ltd.	126	20,012
Hyundai Heavy Industries Holdings Co., Ltd.	572	25,390
Hyundai Mobis Co., Ltd.	453	80,356
Hyundai Motor Co.	802	119,435
Hyundai Motor Co. Preference Shares (f)	445	31,795
Hyundai Motor Co. Preference Shares (f)	268	19,060
Hyundai Motor Co. GDR	280	9,856
Hyundai Steel Co.	886	30,373
Industrial Bank of Korea	3,486	31,206
Kakao Corp.	997	87,604
Kangwon Land, Inc. (a)	1,042	23,943
KB Financial Group, Inc.	1,007	50,930
KB Financial Group, Inc. ADR (b)	3,477	169,782
Kia Corp.	1,830	111,728
Korea Aerospace Industries, Ltd.	194	6,771
Korea Electric Power Corp. ADR (a)	6,892	64,165
Korea Electric Power Corp. (a)	2,069	38,664
Korea Investment Holdings Co., Ltd.	212	13,713
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	214	15,696
Korea Zinc Co., Ltd.	25	12,066
Korean Air Lines Co., Ltd. (a)	756	18,837

See accompanying notes to financial statements.
70

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Krafton, Inc. (a)	713	$ 162,066
KT&G Corp.	2,995	199,411
Kumho Petrochemical Co., Ltd.	573	73,277
LG Chem, Ltd.	92	40,381
LG Chem, Ltd. Preference Shares	7	1,577
LG Corp.	340	21,431
LG Display Co., Ltd. ADR (a)(b)	2,145	17,718
LG Display Co., Ltd.	1,831	31,195
LG Electronics, Inc.	776	77,149
LG Household & Health Care, Ltd.	238	168,478
LG Household & Health Care, Ltd. Preference Shares	158	66,091
LG Innotek Co., Ltd.	52	16,603
LG Uplus Corp.	2,364	27,306
Lotte Chemical Corp.	171	29,557
Lotte Shopping Co., Ltd.	167	13,200
Meritz Securities Co., Ltd.	1,894	10,220
Mirae Asset Securities Co., Ltd.	3,624	25,594
NAVER Corp.	958	269,130
NCSoft Corp.	160	61,714
Netmarble Corp. (c)	306	28,150
NH Investment & Securities Co., Ltd.	768	7,223
Orion Corp/Republic of Korea	39	2,857
Pan Ocean Co., Ltd.	1,378	7,947
Pearl Abyss Corp. (a)	408	33,494
POSCO Holdings, Inc. ADR	2,754	163,230
POSCO Holdings, Inc.	117	28,283
S-1 Corp.	1,259	74,062
Samsung Biologics Co., Ltd. (a)(c)	158	107,806
Samsung C&T Corp.	450	42,325
Samsung Electro-Mechanics Co., Ltd.	212	28,860
Samsung Electronics Co., Ltd. Preference Shares	4,732	245,960
Samsung Electronics Co., Ltd.	21,856	1,255,045
Samsung Engineering Co., Ltd. (a)	505	10,916
Samsung Fire & Marine Insurance Co., Ltd.	307	55,470
Samsung Heavy Industries Co., Ltd. (a)	2,593	12,152
Samsung Life Insurance Co., Ltd.	553	30,067
Samsung SDI Co., Ltd.	69	33,929
Samsung SDS Co., Ltd.	648	74,046
Samsung Securities Co., Ltd.	389	13,448
SD Biosensor, Inc.	1,284	59,112
Seegene, Inc.	171	7,209
Shinhan Financial Group Co., Ltd.	1,072	36,705
Shinhan Financial Group Co., Ltd. ADR (b)	4,508	150,702
Security Description	Shares	Value
SK Bioscience Co., Ltd. (a)	100	$ 12,953
SK Hynix, Inc.	3,953	384,847
SK Innovation Co., Ltd. (a)	191	33,881
SK Square Co., Ltd. (a)	176	8,248
SK Telecom Co., Ltd.	389	18,262
SK Telelcom Co., Ltd. ADR	6,056	155,215
SK, Inc.	525	104,822
S-Oil Corp.	259	20,664
Woori Financial Group, Inc.	8,377	106,090
Yuhan Corp.	1,581	76,177
		6,583,868
TAIWAN — 14.3%
Accton Technology Corp.	19,000	147,549
Acer, Inc.	26,258	27,448
Advantech Co., Ltd.	26,838	346,113
ASE Technology Holding Co., Ltd.	16,124	58,246
Asia Cement Corp.	25,200	42,745
Asustek Computer, Inc.	17,000	221,611
AU Optronics Corp.	47,000	32,562
Catcher Technology Co., Ltd.	8,000	40,347
Cathay Financial Holding Co., Ltd.	56,770	127,800
Chailease Holding Co., Ltd.	3,621	32,038
Chang Hwa Commercial Bank, Ltd.	30,193	20,180
Cheng Shin Rubber Industry Co., Ltd.	20,000	24,746
China Development Financial Holding Corp.	96,300	64,533
China Steel Corp.	69,440	94,400
Chunghwa Telecom Co., Ltd.	103,540	458,949
Compal Electronics, Inc. (a)	253,000	236,651
CTBC Financial Holding Co., Ltd.	117,900	120,980
Delta Electronics, Inc.	7,623	71,437
E.Sun Financial Holding Co., Ltd.	176,782	203,921
Eclat Textile Co., Ltd.	5,379	89,645
eMemory Technology, Inc. (a)	2,000	129,138
Evergreen Marine Corp. Taiwan, Ltd. (a)	2,565	12,086
Far Eastern New Century Corp.	21,560	22,876
Far EasTone Telecommunications Co., Ltd. (a)	108,449	278,205
Feng TAY Enterprise Co., Ltd.	10,176	68,014
First Financial Holding Co., Ltd.	459,221	455,991
Formosa Chemicals & Fibre Corp.	17,000	46,874
Formosa Petrochemical Corp.	23,000	75,699
Formosa Plastics Corp.	27,000	100,361
Foxconn Technology Co., Ltd.	5,892	12,914
Fubon Financial Holding Co., Ltd.	33,734	90,070

See accompanying notes to financial statements.
71

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Giant Manufacturing Co., Ltd.	1,000	$ 9,092
Globalwafers Co., Ltd.	5,000	117,097
Hiwin Technologies Corp.	1,218	10,203
Hon Hai Precision Industry Co., Ltd.	118,730	439,257
Hotai Motor Co., Ltd.	1,000	20,872
Hua Nan Financial Holdings Co., Ltd.	405,631	344,733
Innolux Corp.	66,751	39,140
Inventec Corp.	27,000	23,276
Largan Precision Co., Ltd.	2,000	131,581
Lite-On Technology Corp.	44,952	106,844
MediaTek, Inc. (a)	1,877	59,288
Mega Financial Holding Co., Ltd.	97,657	146,222
Micro-Star International Co., Ltd.	21,000	95,283
momo.com, Inc.	1,000	32,843
Nan Ya Plastics Corp.	18,000	58,552
Nanya Technology Corp.	9,000	21,737
Nien Made Enterprise Co., Ltd.	5,000	58,723
Novatek Microelectronics Corp.	18,000	267,944
Pegatron Corp.	24,000	60,646
Pou Chen Corp.	27,000	29,731
President Chain Store Corp. (a)	32,000	293,737
Quanta Computer, Inc.	26,000	80,128
Realtek Semiconductor Corp.	13,000	195,330
Ruentex Development Co., Ltd.	9,755	26,999
Shanghai Commercial & Savings Bank, Ltd.	12,387	21,703
Shin Kong Financial Holding Co., Ltd.	125,657	47,366
SinoPac Financial Holdings Co., Ltd.	73,152	46,978
Synnex Technology International Corp.	78,900	207,360
Taishin Financial Holding Co., Ltd.	72,766	52,064
Taiwan Cement Corp.	27,474	47,849
Taiwan Cooperative Financial Holding Co., Ltd.	487,729	503,024
Taiwan High Speed Rail Corp.	54,000	54,374
Taiwan Mobile Co., Ltd.	110,542	405,107
Taiwan Semiconductor Manufacturing Co., Ltd.	103,495	2,156,485
Uni-President Enterprises Corp.	27,164	62,194
United Microelectronics Corp.	34,000	64,080
Vanguard International Semiconductor Corp.	23,000	99,942
Voltronic Power Technology Corp.	2,000	101,914
Wan Hai Lines, Ltd.	14,000	77,448
Win Semiconductors Corp.	1,000	9,284
Winbond Electronics Corp.	3,000	3,267
Wiwynn Corp.	2,000	71,201
Security Description	Shares	Value
WPG Holdings, Ltd.	51,280	$ 100,228
Yageo Corp.	1,198	18,147
Yuanta Financial Holding Co., Ltd.	43,404	39,993
Zhen Ding Technology Holding, Ltd.	8,000	30,016
		10,643,411
TANZANIA, UNITED REPUBLIC OF — 0.3%
AngloGold Ashanti, Ltd.	10,552	253,104
THAILAND — 2.6%
Advanced Info Service PCL	51,422	360,341
Airports of Thailand PCL (a)	20,000	39,850
Airports of Thailand PCL NVDR (a)	81,770	162,925
Bangkok Commercial Asset Management PCL	10,280	6,369
Bangkok Dusit Medical Services PCL Class F	216,092	162,475
Bangkok Expressway & Metro PCL	166,617	43,596
Berli Jucker PCL NVDR	2,400	2,598
BTS Group Holdings PCL	97,043	26,851
Bumrungrad Hospital PCL	19,864	93,495
Carabao Group PCL Class F	3,400	11,044
Central Pattana PCL	10,968	19,462
Central Retail Corp. PCL NVDR	8,563	10,237
Central Retail Corp. PCL	634	758
Charoen Pokphand Foods PCL	23,886	17,313
CP ALL PCL	107,261	209,683
Electricity Generating PCL	2,309	11,805
Energy Absolute PCL	900	2,653
Energy Absolute PCL NVDR	2,300	6,779
Home Product Center PCL	288,174	137,803
Indorama Ventures PCL	1,400	1,958
Indorama Ventures PCL NVDR	6,600	9,230
Intouch Holdings PCL Class F	82,902	193,854
Krung Thai Bank PCL	86,703	35,985
Land & Houses PCL	19,400	5,543
Minor International PCL (a)	2,185	2,201
Minor International PCL NVDR (a)	4,161	4,192
Osotspa PCL	10,700	12,068
PTT Exploration & Production PCL	6,428	27,839
PTT Global Chemical PCL	17,662	26,958
PTT Oil & Retail Business PCL	71,000	53,383
PTT PCL	57,060	66,069
Ratch Group PCL	2,300	3,044
Siam Cement PCL	2,024	23,314
Siam Cement PCL NVDR	2,700	31,101
Siam Commercial Bank PCL	7,500	25,714
Sri Trang Gloves Thailand PCL	7,200	5,468
Thai Oil PCL	8,788	13,678
Thai Union Group PCL NVDR	44,800	25,465

See accompanying notes to financial statements.
72

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Thai Union Group PCL Class F	10,800	$ 6,139
True Corp. PCL	40,600	6,288
		1,905,528
TURKEY — 0.5%
Akbank T.A.S.	43,792	21,675
Aselsan Elektronik Sanayi Ve Ticaret A/S	19,523	32,131
BIM Birlesik Magazalar A/S	27,021	155,943
Eregli Demir ve Celik Fabrikalari TAS	6,171	13,648
Ford Otomotiv Sanayi A/S	1,784	36,330
KOC Holding A/S	6,279	16,978
Turkcell Iletisim Hizmetleri A/S	16,010	24,603
Turkiye Garanti Bankasi A/S	26,812	22,301
Turkiye Is Bankasi A/S Class C	34,318	20,659
Turkiye Petrol Rafinerileri AS (a)	1,152	16,839
Turkiye Sise ve Cam Fabrikalari A/S	22,893	23,739
		384,846
UNITED ARAB EMIRATES — 1.9%
Abu Dhabi Commercial Bank PJSC	15,566	44,413
Abu Dhabi National Oil Co. for Distribution PJSC	203,837	233,080
Aldar Properties PJSC	70,364	94,443
Dubai Islamic Bank PJSC	31,797	53,413
Emaar Properties PJSC	30,155	49,259
Emirates NBD Bank PJSC	14,801	60,444
Emirates Telecommunications Group Co. PJSC	59,183	595,528
First Abu Dhabi Bank PJSC	47,901	307,773
		1,438,353
UNITED STATES — 0.3%
JBS SA	5,394	42,260
Legend Biotech Corp. ADR (a)	368	13,373
Parade Technologies, Ltd.	2,000	126,346
		181,979
TOTAL COMMON STOCKS (Cost $62,930,385)		74,217,212

RIGHTS — 0.0% (e)
SOUTH KOREA — 0.0% (e)
Samsung Biologics Co., Ltd. (expiring 4/8/22) (a) (Cost: $0)	10	1,551
WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
BTS Group Holdings PCL (expiring 11/20/26) (a)	34,466	539
Security Description	Shares	Value
BTS Group Holdings PCL (expiring 11/7/24) (a)	17,233	$ 285
BTS Group Holdings PCL (expiring 9/5/22) (a)	8,616	127
Minor International PCL (expiring 02/15/24) (a)	150	15
TOTAL WARRANTS (Cost $0)		966
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (g)(h)	250,416	250,391
State Street Navigator Securities Lending Portfolio II (i)(j)	715,635	715,635
TOTAL SHORT-TERM INVESTMENTS (Cost $966,009)		966,026
TOTAL INVESTMENTS — 101.0% (Cost $63,896,394)		75,185,755
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(712,083)
NET ASSETS — 100.0%		$ 74,473,672
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
73

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$72,539,429	$1,677,783	$ 0(a)	$74,217,212
Rights	—	1,551	—	1,551
Warrants	966	—	—	966
Short-Term Investments	966,026	—	—	966,026
TOTAL INVESTMENTS	$73,506,421	$1,679,334	$ 0	$75,185,755
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2022.
Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	23.9%
Information Technology	20.2
Materials	11.3
Consumer Staples	10.7
Communication Services	8.7
Consumer Discretionary	8.6
Health Care	4.9
Industrials	4.0
Energy	3.2
Utilities	2.8
Real Estate	1.4
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	199,417	$199,457	$ 2,476,349	$ 2,425,369	$(63)	$17	250,416	$250,391	$ 139
State Street Navigator Securities Lending Portfolio II	691,026	691,026	12,282,666	12,258,057	—	—	715,635	715,635	1,722
Total		$890,483	$14,759,015	$14,683,426	$(63)	$17		$966,026	$1,861
See accompanying notes to financial statements.
74

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 2.4%
APA Group Stapled Security	1,535	$ 12,299
Aristocrat Leisure, Ltd.	277	7,634
ASX, Ltd.	407	25,001
Aurizon Holdings, Ltd.	3,646	10,103
Australia & New Zealand Banking Group, Ltd.	2,318	48,043
BHP Group, Ltd. (a)(b)	5,258	204,335
BHP Group, Ltd. (b)	3,842	149,329
BlueScope Steel, Ltd.	644	10,088
Brambles, Ltd.	731	5,440
Cochlear, Ltd.	68	11,506
Coles Group, Ltd.	1,081	14,539
Commonwealth Bank of Australia	932	74,027
Computershare, Ltd.	497	9,219
CSL, Ltd.	641	129,076
Dexus REIT	1,076	8,848
Endeavour Group, Ltd.	1,988	10,883
Fortescue Metals Group, Ltd.	4,468	69,319
Glencore PLC (c)	12,637	83,193
Goodman Group REIT	681	11,706
GPT Group REIT	389	1,513
Macquarie Group, Ltd.	91	13,891
Medibank Pvt, Ltd.	2,383	5,512
Mirvac Group REIT	1,521	2,844
National Australia Bank, Ltd.	2,430	59,032
Newcrest Mining, Ltd.	160	3,213
Orica, Ltd.	586	7,019
QBE Insurance Group, Ltd.	98	846
Ramsay Health Care, Ltd.	121	5,920
REA Group, Ltd.	113	11,496
Rio Tinto PLC	2,314	185,272
Rio Tinto, Ltd.	819	73,256
Santos, Ltd.	1,354	7,870
Scentre Group REIT	898	2,057
Sonic Healthcare, Ltd.	656	17,478
South32, Ltd.	4,126	15,554
Stockland REIT	698	2,238
Suncorp Group, Ltd.	790	6,597
Telstra Corp., Ltd.	5,808	17,272
Transurban Group Stapled Security	653	6,644
Treasury Wine Estates, Ltd.	691	6,009
Wesfarmers, Ltd.	2,883	109,137
Westpac Banking Corp. (a)	3,220	58,614
Woodside Petroleum, Ltd.	255	6,147
Woolworths Group, Ltd.	909	25,434
		1,545,453
AUSTRIA — 0.1%
Erste Group Bank AG	235	8,652
Mondi PLC	375	7,364
OMV AG	273	13,180
Security Description	Shares	Value
Raiffeisen Bank International AG (c)	480	$ 6,916
Voestalpine AG	30	902
		37,014
BELGIUM — 0.3%
Ageas SA/NV	209	10,660
Anheuser-Busch InBev SA/NV (a)	292	17,629
Elia Group SA	49	7,535
Etablissements Franz Colruyt NV	440	18,359
Groupe Bruxelles Lambert SA	72	7,540
KBC Group NV	166	12,076
Proximus SADP	1,576	29,547
Sofina SA	95	34,903
Solvay SA (a)	14	1,393
UCB SA	125	15,083
Umicore SA	125	5,474
		160,199
BRAZIL — 0.0% (d)
Wheaton Precious Metals Corp.	459	21,847
Yara International ASA	30	1,516
		23,363
CANADA — 3.4%
Agnico Eagle Mines, Ltd.	1,461	89,481
Algonquin Power & Utilities Corp.	410	6,365
Alimentation Couche-Tard, Inc.	1,434	64,659
AltaGas, Ltd. (a)	372	8,339
Bank of Montreal	407	47,935
Bank of Nova Scotia	825	59,181
Barrick Gold Corp.	706	17,330
BCE, Inc. (a)	784	43,498
Brookfield Asset Management, Inc. Class A	546	30,896
Cameco Corp.	324	9,445
Canadian Imperial Bank of Commerce	383	46,532
Canadian National Railway Co.	946	127,012
Canadian Natural Resources, Ltd. (a)	834	51,687
Canadian Pacific Railway, Ltd.	883	72,942
Canadian Utilities, Ltd. Class A	216	6,627
Cenovus Energy, Inc.	958	15,984
CGI, Inc. (c)	952	75,905
Constellation Software, Inc.	42	71,858
Dollarama, Inc.	180	10,217
Emera, Inc.	192	9,526
Empire Co., Ltd. Class A	593	21,051
Enbridge, Inc.	1,025	47,227
Fairfax Financial Holdings, Ltd.	42	22,934
Fortis, Inc.	314	15,544
Franco-Nevada Corp.	1,318	209,922
George Weston, Ltd.	156	19,228
Great-West Lifeco, Inc.	430	12,683

See accompanying notes to financial statements.
75

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hydro One, Ltd. (e)	240	$ 6,471
iA Financial Corp., Inc.	150	9,128
Intact Financial Corp.	966	142,860
Keyera Corp. (a)	300	7,611
Kinross Gold Corp.	1,595	9,373
Loblaw Cos., Ltd.	551	49,487
Magna International, Inc.	300	19,277
Manulife Financial Corp.	1,505	32,123
Metro, Inc.	512	29,497
National Bank of Canada	150	11,508
Nutrien, Ltd.	301	31,140
Open Text Corp.	334	14,175
Pembina Pipeline Corp.	259	9,740
Power Corp. of Canada	540	16,731
Quebecor, Inc. Class B	216	5,153
RioCan Real Estate Investment Trust	478	9,655
Rogers Communications, Inc. Class B (a)	665	37,673
Royal Bank of Canada	834	91,903
Shaw Communications, Inc. Class B	745	23,142
Sun Life Financial, Inc. (a)	120	6,706
Suncor Energy, Inc.	927	30,206
TC Energy Corp. (a)	414	23,371
Teck Resources, Ltd. Class B (c)	280	11,316
TELUS Corp.	3,456	90,367
Thomson Reuters Corp.	574	62,375
Toronto-Dominion Bank	2,178	172,960
		2,167,956
CHINA — 0.1%
BOC Hong Kong Holdings, Ltd.	11,000	41,717
Chow Tai Fook Jewellery Group, Ltd. (c)	4,000	7,284
NXP Semiconductors NV	78	14,436
Prosus NV (c)	222	11,998
SITC International Holdings Co., Ltd.	2,000	7,087
Wilmar International, Ltd.	1,800	6,264
		88,786
DENMARK — 1.6%
AP Moller - Maersk A/S Class A	10	29,841
Carlsberg A/S Class B	117	14,526
Coloplast A/S Class B	904	138,534
Danske Bank A/S	938	15,799
DSV A/S	82	15,952
Genmab A/S (c)	34	12,536
GN Store Nord A/S	13	647
Novo Nordisk A/S Class B	5,693	637,736
Novozymes A/S Class B	580	40,168
Orsted A/S (e)	66	8,384
Pandora A/S	173	16,758
Tryg A/S	1,122	27,566
Vestas Wind Systems A/S	1,345	40,187
		998,634
Security Description	Shares	Value
FINLAND — 0.4%
Elisa Oyj	1,406	$ 85,447
Fortum Oyj	243	4,469
Kone Oyj Class B	958	50,727
Neste Oyj	566	26,122
Nokia Oyj (c)	1,734	9,599
Nordea Bank Abp (a)	1,452	15,160
Orion Oyj Class B	169	7,738
Sampo Oyj Class A	243	11,999
Stora Enso Oyj Class R	388	7,691
UPM-Kymmene Oyj (a)	303	9,999
Wartsila OYJ Abp (a)	275	2,542
		231,493
FRANCE — 2.0%
Air Liquide SA	138	24,401
Airbus SE (c)	153	18,787
Alstom SA	261	6,177
Arkema SA	18	2,178
AXA SA	1,637	48,386
BioMerieux	77	8,288
BNP Paribas SA	1,486	85,861
Bollore SE	1,367	7,231
Bouygues SA	335	11,790
Capgemini SE	53	11,941
Carrefour SA	933	20,394
Cie de Saint-Gobain	414	24,999
Cie Generale des Etablissements Michelin SCA	131	17,921
CNP Assurances	484	11,740
Credit Agricole SA	1,942	23,522
Danone SA	348	19,372
Dassault Aviation SA	48	7,675
Dassault Systemes SE	84	4,179
Eiffage SA	16	1,660
Electricite de France SA (b)	334	3,171
Engie SA	1,519	20,170
EssilorLuxottica SA	66	12,212
Eurazeo SE	67	5,695
Faurecia SE	156	4,105
Gecina SA REIT	4	509
Getlink SE	138	2,510
Hermes International	121	173,876
Kering SA	29	18,576
Klepierre SA REIT (c)	217	5,838
Legrand SA	23	2,211
L'Oreal SA	319	129,143
LVMH Moet Hennessy Louis Vuitton SE	79	57,082
Orange SA	10,187	121,325
Pernod Ricard SA	91	20,179
Publicis Groupe SA	54	3,320
Renault SA (c)	610	16,204
Safran SA	77	9,189
Sanofi	589	60,626
Sartorius Stedim Biotech	80	33,157
Societe Generale SA	2,036	55,411

See accompanying notes to financial statements.
76

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sodexo SA	8	$ 657
Thales SA	46	5,832
TotalEnergies SE	1,856	95,056
Unibail-Rodamco-Westfield REIT (b)(c)	141	10,697
Valeo	231	4,306
Veolia Environnement SA	542	17,543
Vinci SA	216	22,348
Vivendi SE	1,421	18,720
Worldline SA (c)(e)	19	835
		1,287,005
GERMANY — 1.9%
adidas AG	66	15,561
Allianz SE	287	69,151
Aroundtown SA	1,083	6,259
BASF SE	579	33,345
Bayer AG	695	48,021
Bayerische Motoren Werke AG	353	30,871
Bayerische Motoren Werke AG Preference Shares	83	6,492
Beiersdorf AG	112	11,864
Brenntag SE	132	10,771
Commerzbank AG (c)	2,586	19,931
Continental AG (c)	80	5,821
Covestro AG (e)	137	6,988
Daimler Truck Holding AG (c)	581	16,310
Deutsche Bank AG (c)	2,658	34,040
Deutsche Boerse AG	25	4,534
Deutsche Lufthansa AG (c)	633	5,182
Deutsche Post AG	637	30,866
Deutsche Telekom AG	14,239	268,254
E.ON SE	1,133	13,290
Fresenius Medical Care AG & Co. KGaA	353	23,864
Fresenius SE & Co. KGaA	344	12,763
FUCHS PETROLUB SE Preference Shares	67	2,444
Hannover Rueck SE	12	2,061
HeidelbergCement AG	143	8,220
HelloFresh SE (c)	91	4,147
Henkel AG & Co. KGaA Preference Shares	123	8,304
Infineon Technologies AG	583	20,099
Knorr-Bremse AG	60	4,649
LANXESS AG	121	5,370
LEG Immobilien SE	50	5,744
Mercedes-Benz Group AG	1,163	82,571
Merck KGaA	52	10,984
MTU Aero Engines AG	32	7,502
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	127	34,338
Porsche Automobil Holding SE Preference Shares	137	13,399
Rational AG	7	4,883
RWE AG	516	22,695
Security Description	Shares	Value
SAP SE	316	$ 35,554
Siemens AG	307	42,923
Siemens Energy AG (c)	161	3,712
Siemens Healthineers AG (e)	454	28,409
Symrise AG	651	78,844
Telefonica Deutschland Holding AG	9,991	27,447
Uniper SE	247	6,431
United Internet AG	138	4,788
Volkswagen AG	29	7,299
Volkswagen AG Preference Shares	312	54,502
Vonovia SE	98	4,614
		1,206,111
HONG KONG — 1.2%
AIA Group, Ltd.	3,600	37,901
CK Asset Holdings, Ltd.	678	4,649
CK Infrastructure Holdings, Ltd.	500	3,349
CLP Holdings, Ltd.	7,000	68,244
Hang Seng Bank, Ltd.	4,300	83,020
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	30,831	30,117
HKT Trust & HKT, Ltd. Stapled Security	23,540	32,343
Hong Kong & China Gas Co., Ltd.	63,277	76,678
Hong Kong Exchanges & Clearing, Ltd.	1,671	79,246
Hongkong Land Holdings, Ltd.	400	1,960
Jardine Matheson Holdings, Ltd.	1,300	71,500
Link REIT	8,559	73,225
MTR Corp., Ltd.	11,165	60,377
New World Development Co., Ltd.	1,330	5,409
Power Assets Holdings, Ltd.	5,000	32,593
Sino Land Co., Ltd.	8,000	10,379
Sun Hung Kai Properties, Ltd.	2,000	23,904
Swire Pacific, Ltd. Class A	1,000	6,116
Techtronic Industries Co., Ltd.	2,000	32,408
WH Group, Ltd. (e)	19,072	12,055
Wharf Real Estate Investment Co., Ltd. (a)	2,000	9,922
Xinyi Glass Holdings, Ltd.	2,000	4,852
		760,247
IRELAND — 0.2%
AerCap Holdings NV (c)	100	5,028
CRH PLC	204	8,251
Flutter Entertainment PLC (a)(c)	24	2,804
Kerry Group PLC Class A	725	81,555
Kingspan Group PLC	258	25,560
Smurfit Kappa Group PLC	185	8,326
		131,524
ISRAEL — 0.4%
Azrieli Group, Ltd.	160	14,128

See accompanying notes to financial statements.
77

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Bank Hapoalim BM	1,182	$ 11,760
Bank Leumi Le-Israel BM	3,523	38,131
Check Point Software Technologies, Ltd. (c)	491	67,886
Elbit Systems, Ltd.	55	12,064
ICL Group, Ltd.	1,220	14,615
Israel Discount Bank, Ltd. Class A	2,086	13,047
Mizrahi Tefahot Bank, Ltd.	877	34,407
Nice, Ltd. (c)	58	12,739
Teva Pharmaceutical Industries, Ltd. (c)	1,100	10,258
		229,035
ITALY — 0.7%
Assicurazioni Generali SpA (a)	1,549	35,797
Coca-Cola HBC AG (c)	169	3,559
DiaSorin SpA (a)	210	33,156
Enel SpA	4,278	28,883
Eni SpA	1,790	26,477
Ferrari NV	293	64,778
FinecoBank Banca Fineco SpA	859	13,214
Infrastrutture Wireless Italiane SpA (a)(e)	2,415	27,314
Intesa Sanpaolo SpA	20,342	47,157
Mediobanca Banca di Credito Finanziario SpA	1,185	12,156
Moncler SpA	270	15,243
Poste Italiane SpA (e)	394	4,524
Prysmian SpA	42	1,447
Recordati Industria Chimica e Farmaceutica SpA	741	37,629
Telecom Italia SpA (a)(c)	31,650	11,744
Terna - Rete Elettrica Nazionale (a)	792	6,861
UniCredit SpA	4,563	50,034
		419,973
JAPAN — 8.5%
Advantest Corp. (a)	200	15,934
Aeon Co., Ltd.	1,000	21,500
AGC, Inc.	400	16,165
Aisin Corp.	100	3,456
Ajinomoto Co., Inc.	1,100	31,493
ANA Holdings, Inc. (c)	200	4,228
Asahi Group Holdings, Ltd.	100	3,675
Asahi Intecc Co., Ltd.	400	7,929
Asahi Kasei Corp.	1,200	10,505
Astellas Pharma, Inc.	1,300	20,468
Bandai Namco Holdings, Inc. (a)	400	30,622
Bridgestone Corp.	800	31,361
Brother Industries, Ltd. (a)	500	9,215
Canon, Inc. (a)	5,500	135,625
Capcom Co., Ltd. (a)	200	4,891
Central Japan Railway Co.	100	13,153
Chiba Bank, Ltd. (a)	600	3,584
Security Description	Shares	Value
Chubu Electric Power Co., Inc. (a)	5,000	$ 52,029
Chugai Pharmaceutical Co., Ltd.	3,200	108,016
Concordia Financial Group, Ltd.	1,600	6,038
Cosmos Pharmaceutical Corp.	100	12,218
CyberAgent, Inc.	1,900	23,888
Dai Nippon Printing Co., Ltd.	400	9,485
Daifuku Co., Ltd.	100	7,242
Dai-ichi Life Holdings, Inc.	1,100	22,648
Daiichi Sankyo Co., Ltd.	400	8,832
Daikin Industries, Ltd.	100	18,463
Daito Trust Construction Co., Ltd.	100	10,702
Daiwa House Industry Co., Ltd.	500	13,186
Daiwa House REIT Investment Corp.	4	10,809
Daiwa Securities Group, Inc. (a)	1,400	7,990
Denso Corp.	500	32,379
Dentsu Group, Inc.	100	4,136
East Japan Railway Co.	600	35,147
ENEOS HoldingS, Inc.	5,800	21,886
Fuji Electric Co., Ltd.	100	5,075
FUJIFILM Holdings Corp.	1,200	74,170
Fujitsu, Ltd.	100	15,172
GMO Payment Gateway, Inc.	100	10,365
Hakuhodo DY Holdings, Inc.	400	5,092
Hamamatsu Photonics KK	1,100	59,361
Hankyu Hanshin Holdings, Inc.	400	11,683
Hino Motors, Ltd.	400	2,373
Hirose Electric Co., Ltd.	200	29,429
Hitachi, Ltd.	800	40,634
Honda Motor Co., Ltd.	2,200	63,204
Hoya Corp.	500	57,796
Idemitsu Kosan Co., Ltd. (a)	700	19,464
Iida Group Holdings Co., Ltd. (a)	200	3,485
Inpex Corp.	1,900	22,542
Isuzu Motors, Ltd.	600	7,850
Ito En, Ltd.	100	4,952
ITOCHU Corp.	3,700	126,326
Itochu Techno-Solutions Corp. (a)	400	10,348
Japan Airlines Co., Ltd. (c)	500	9,434
Japan Exchange Group, Inc.	1,400	26,368
Japan Metropolitan Fund Invest REIT	2	1,697
Japan Post Bank Co., Ltd. (a)	4,900	39,765
Japan Post Holdings Co., Ltd.	8,000	59,215
Japan Post Insurance Co., Ltd.	1,300	22,878
Japan Real Estate Investment Corp. REIT	1	5,265
Japan Tobacco, Inc.	1,200	20,639
JFE Holdings, Inc. (a)	1,400	19,874
Kajima Corp.	200	2,457
Kakaku.com, Inc. (a)	200	4,543
Kansai Electric Power Co., Inc.	1,400	13,253
Kansai Paint Co., Ltd.	200	3,251
Kao Corp.	300	12,420

See accompanying notes to financial statements.
78

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
KDDI Corp.	5,500	$ 181,483
Keio Corp. (a)	200	7,885
Keisei Electric Railway Co., Ltd.	200	5,627
Keyence Corp.	200	94,336
Kirin Holdings Co., Ltd.	200	3,014
Kobayashi Pharmaceutical Co., Ltd.	100	8,091
Kobe Bussan Co., Ltd. (a)	400	12,441
Koei Tecmo Holdings Co., Ltd. (a)	430	14,224
Koito Manufacturing Co., Ltd.	100	4,099
Komatsu, Ltd.	500	12,124
Kubota Corp.	600	11,385
Kyocera Corp.	200	11,340
Kyowa Kirin Co., Ltd.	200	4,693
Lasertec Corp.	100	17,125
Lawson, Inc.	200	7,703
Lixil Corp.	500	9,434
M3, Inc. (a)	500	18,410
Makita Corp.	100	3,242
Marubeni Corp.	2,500	29,372
Mazda Motor Corp.	1,100	8,238
McDonald's Holdings Co. Japan, Ltd.	500	20,886
Medipal Holdings Corp.	800	13,281
MEIJI Holdings Co., Ltd. (a)	400	21,784
MISUMI Group, Inc.	200	6,039
Mitsubishi Chemical Holdings Corp.	1,800	12,118
Mitsubishi Corp.	3,300	125,094
Mitsubishi Electric Corp.	1,000	11,617
Mitsubishi Estate Co., Ltd.	100	1,499
Mitsubishi Gas Chemical Co., Inc.	100	1,715
Mitsubishi Heavy Industries, Ltd.	600	19,872
Mitsubishi UFJ Financial Group, Inc.	20,800	130,292
Mitsui & Co., Ltd.	1,800	49,354
Mitsui Chemicals, Inc.	400	10,183
Mitsui Fudosan Co., Ltd.	500	10,793
Mizuho Financial Group, Inc.	10,040	129,620
MonotaRO Co., Ltd.	2,000	43,403
MS&AD Insurance Group Holdings, Inc.	500	16,387
Murata Manufacturing Co., Ltd.	200	13,375
NEC Corp.	1,200	50,917
Nexon Co., Ltd.	1,400	33,819
Nidec Corp.	100	8,031
Nihon M&A Center Holdings, Inc.	200	2,846
Nintendo Co., Ltd.	300	152,428
Nippon Building Fund, Inc. REIT	1	5,701
Nippon Express Holdings, Inc.	100	6,937
Nippon Paint Holdings Co., Ltd.	1,900	16,938
Nippon Prologis REIT, Inc. (c)	16	46,995
Nippon Shinyaku Co., Ltd.	100	6,863
Nippon Steel Corp.	1,400	25,041
Security Description	Shares	Value
Nippon Telegraph & Telephone Corp.	7,300	$ 213,211
Nippon Yusen KK (a)	200	17,730
Nissan Chemical Corp.	100	5,957
Nissan Motor Co., Ltd. (c)	4,900	22,115
Nisshin Seifun Group, Inc.	400	5,622
Nissin Foods Holdings Co., Ltd.	100	7,061
Nitori Holdings Co., Ltd.	500	63,275
Nitto Denko Corp.	100	7,267
Nomura Holdings, Inc.	3,600	15,281
Nomura Real Estate Holdings, Inc.	200	4,833
Nomura Real Estate Master Fund, Inc. REIT (c)	1	1,328
Nomura Research Institute, Ltd.	600	19,872
NTT Data Corp.	2,400	47,812
Obic Co., Ltd.	500	75,881
Odakyu Electric Railway Co., Ltd. (a)	1,100	18,461
Oji Holdings Corp.	2,300	11,502
Olympus Corp.	100	1,927
Omron Corp.	100	6,767
Ono Pharmaceutical Co., Ltd.	500	12,630
Oracle Corp. Japan	200	14,006
Oriental Land Co., Ltd.	600	116,218
ORIX Corp.	1,700	34,280
Osaka Gas Co., Ltd.	1,000	17,236
Otsuka Corp.	800	28,639
Otsuka Holdings Co., Ltd.	100	3,487
Pan Pacific International Holdings Corp.	1,600	25,890
Panasonic Corp.	2,200	21,542
Rakuten Group, Inc.	500	3,984
Recruit Holdings Co., Ltd.	498	22,214
Resona Holdings, Inc.	3,800	16,409
Ricoh Co., Ltd.	800	7,000
Rinnai Corp.	200	15,110
Ryohin Keikaku Co., Ltd.	200	2,358
Santen Pharmaceutical Co., Ltd.	1,000	10,109
SBI Holdings, Inc.	100	2,554
SCSK Corp.	400	6,924
Secom Co., Ltd.	900	65,757
Seiko Epson Corp.	100	1,517
Sekisui Chemical Co., Ltd.	100	1,449
Sekisui House, Ltd.	700	13,674
Seven & i Holdings Co., Ltd.	1,000	47,893
SG Holdings Co., Ltd.	1,300	24,763
Shimadzu Corp.	500	17,446
Shimano, Inc.	200	46,393
Shin-Etsu Chemical Co., Ltd.	100	15,481
Shionogi & Co., Ltd.	200	12,408
Shiseido Co., Ltd.	100	5,123
Shizuoka Bank, Ltd. (a)	1,100	7,821
Softbank Corp.	13,500	158,830
SoftBank Group Corp.	800	36,640
Sohgo Security Services Co., Ltd.	200	6,591

See accompanying notes to financial statements.
79

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sompo Holdings, Inc.	400	$ 17,733
Sony Group Corp.	700	73,417
Subaru Corp.	600	9,630
Sumitomo Chemical Co., Ltd.	3,100	14,354
Sumitomo Corp.	500	8,729
Sumitomo Dainippon Pharma Co., Ltd. (a)	400	3,981
Sumitomo Electric Industries, Ltd.	600	7,227
Sumitomo Metal Mining Co., Ltd.	100	5,078
Sumitomo Mitsui Financial Group, Inc.	2,600	83,693
Sumitomo Mitsui Trust Holdings, Inc. (a)	400	13,186
Suntory Beverage & Food, Ltd.	600	23,036
Suzuki Motor Corp.	200	6,942
Sysmex Corp.	600	44,110
T&D Holdings, Inc.	1,200	16,521
Taisei Corp.	100	2,912
Takeda Pharmaceutical Co., Ltd.	768	22,134
TDK Corp.	400	14,698
Terumo Corp.	200	6,136
TIS, Inc.	500	11,852
Toho Co., Ltd.	800	30,550
Tokio Marine Holdings, Inc.	700	41,109
Tokyo Electric Power Co. Holdings, Inc. (c)	11,400	37,851
Tokyo Electron, Ltd.	200	104,222
Tokyo Gas Co., Ltd. (a)	800	14,711
Tokyu Corp.	800	10,493
TOPPAN, INC.	500	8,923
Toray Industries, Inc.	1,700	8,947
Toshiba Corp.	200	7,662
Tosoh Corp.	300	4,484
TOTO, Ltd.	200	8,140
Toyo Suisan Kaisha, Ltd.	500	18,002
Toyota Industries Corp.	100	6,978
Toyota Motor Corp.	9,600	175,786
Toyota Tsusho Corp.	400	16,676
Trend Micro, Inc.	400	23,596
Tsuruha Holdings, Inc.	200	12,787
Unicharm Corp.	200	7,183
USS Co., Ltd.	100	1,696
Welcia Holdings Co., Ltd.	700	17,331
West Japan Railway Co.	100	4,194
Yakult Honsha Co., Ltd.	100	5,372
Yamaha Motor Co., Ltd.	200	4,541
Yamato Holdings Co., Ltd. (a)	200	3,778
Z Holdings Corp.	1,300	5,745
ZOZO, Inc.	100	2,707
		5,374,483
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	245	6,648
LUXEMBOURG — 0.1%
ArcelorMittal SA	1,106	36,056
Security Description	Shares	Value
Eurofins Scientific SE	358	$ 35,814
		71,870
MACAU — 0.0% (d)
Galaxy Entertainment Group, Ltd.	1,000	6,002
Sands China, Ltd. (c)	2,000	4,847
		10,849
NETHERLANDS — 1.8%
ABN AMRO Bank NV (a)(e)	1,476	19,119
Adyen NV (c)(e)	28	56,358
Aegon NV	3,069	16,397
Akzo Nobel NV	24	2,089
ASM International NV	38	14,041
ASML Holding NV	620	420,804
EXOR NV	171	13,223
Heineken Holding NV	7	554
Heineken NV	77	7,418
ING Groep NV	5,597	59,230
Koninklijke Ahold Delhaize NV	3,619	117,237
Koninklijke DSM NV (a)	60	10,848
Koninklijke KPN NV (a)	11,602	40,573
Koninklijke Philips NV	126	3,888
NN Group NV	222	11,328
Randstad NV (a)	91	5,532
Shell PLC	8,868	246,190
Universal Music Group NV	1,694	45,603
Wolters Kluwer NV	430	46,208
		1,136,640
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd. (c)	1,355	7,380
Fisher & Paykel Healthcare Corp., Ltd.	1,034	17,512
Ryman Healthcare, Ltd.	32	209
Spark New Zealand, Ltd.	10,228	32,582
		57,683
NORWAY — 0.2%
DNB Bank ASA	946	21,648
Equinor ASA	342	12,954
Gjensidige Forsikring ASA (a)	545	13,631
Mowi ASA	237	6,451
Norsk Hydro ASA	512	5,042
Orkla ASA	1,403	12,573
Telenor ASA	4,503	65,274
		137,573
PORTUGAL — 0.0% (d)
EDP - Energias de Portugal SA	755	3,751
Galp Energia SGPS SA (a)	673	8,623
Jeronimo Martins SGPS SA	540	13,056
		25,430
SINGAPORE — 0.6%
Ascendas Real Estate Investment Trust	4,900	10,609

See accompanying notes to financial statements.
80

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CapitaLand Integrated Commercial Trust REIT	6,032	$ 10,028
Capitaland Investment, Ltd. (c)	3,600	10,614
DBS Group Holdings, Ltd.	2,021	53,506
Keppel Corp., Ltd.	1,400	6,641
Mapletree Commercial Trust REIT	4,800	6,703
Mapletree Logistics Trust REIT	5,151	7,041
Oversea-Chinese Banking Corp., Ltd.	6,104	55,837
Singapore Airlines, Ltd. (a)(c)	3,150	12,802
Singapore Exchange, Ltd.	7,900	58,199
Singapore Technologies Engineering, Ltd.	3,000	9,133
Singapore Telecommunications, Ltd.	55,142	107,566
STMicroelectronics NV	156	6,872
United Overseas Bank, Ltd.	1,200	28,392
UOL Group, Ltd.	1,400	7,283
Venture Corp., Ltd.	500	6,491
		397,717
SOUTH AFRICA — 0.2%
Anglo American PLC	2,282	119,358
SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA (a)	598	16,301
Aena SME SA (c)(e)	5	840
Amadeus IT Group SA (c)	241	15,869
Banco Bilbao Vizcaya Argentaria SA (a)	9,807	56,850
Banco Santander SA	23,757	81,943
CaixaBank SA (a)	7,453	25,516
Enagas SA	261	5,852
Endesa SA	396	8,713
Ferrovial SA	196	5,262
Grifols SA (a)	192	3,521
Iberdrola SA	3,574	39,448
Industria de Diseno Textil SA	1,053	23,175
Red Electrica Corp. SA	35	725
Repsol SA	2,145	28,458
Telefonica SA	9,896	48,321
		360,794
SWEDEN — 0.7%
Assa Abloy AB Class B	217	5,935
Atlas Copco AB Class A	1,127	59,462
Atlas Copco AB Class B	657	30,279
Boliden AB	396	20,315
Electrolux AB Class B (a)	324	4,975
Epiroc AB Class A	1,127	24,452
Epiroc AB Class B	264	4,831
Essity AB Class B (a)	595	14,186
Evolution AB (e)	157	16,309
H & M Hennes & Mauritz AB Class B (a)	586	7,934
Hexagon AB Class B	832	11,851
Security Description	Shares	Value
Husqvarna AB Class B (a)	425	$ 4,499
Industrivarden AB Class A	16	462
Industrivarden AB Class C	353	9,996
Investor AB Class B	1,840	40,702
Kinnevik AB Class B (c)	178	4,727
Lundin Energy AB (a)	205	8,784
Nibe Industrier AB Class B	1,236	13,932
Sandvik AB	1,477	31,856
Skandinaviska Enskilda Banken AB Class A (a)	366	4,024
Skanska AB Class B (a)	396	8,983
SKF AB Class B (a)	383	6,327
Svenska Handelsbanken AB Class A (a)	1,082	10,089
Swedbank AB Class A (a)	1,173	17,747
Swedish Match AB	866	6,587
Tele2 AB Class B	882	13,468
Telefonaktiebolaget LM Ericsson Class B (a)	5,696	52,746
Telia Co. AB (a)	5,838	23,642
Volvo AB Class B (a)	810	15,349
		474,449
SWITZERLAND — 5.4%
ABB, Ltd.	293	9,606
Adecco Group AG (c)	142	6,482
Alcon, Inc.	216	17,299
Baloise Holding AG	17	3,050
Barry Callebaut AG	2	4,716
Chocoladefabriken Lindt & Spruengli AG	5	59,875
Cie Financiere Richemont SA	131	16,798
Credit Suisse Group AG (c)	4,033	32,168
EMS-Chemie Holding AG	56	54,859
Geberit AG	67	41,660
Givaudan SA	40	166,346
Holcim, Ltd. (c)	359	17,668
Julius Baer Group, Ltd.	78	4,567
Kuehne + Nagel International AG	453	129,513
Logitech International SA	1,348	101,365
Lonza Group AG (c)	18	13,148
Nestle SA	6,300	822,885
Novartis AG	4,464	394,132
Partners Group Holding AG	66	82,729
Roche Holding AG Bearer Shares (b)	17	7,482
Roche Holding AG (b)	2,116	842,606
Schindler Holding AG (b)	335	72,442
Schindler Holding AG (b)	160	34,408
SGS SA	13	36,390
Sika AG	37	12,359
Sonova Holding AG	119	50,122
Straumann Holding AG	11	17,769
Swatch Group AG Bearer Shares	38	10,889
Swiss Life Holding AG	26	16,788
Swiss Prime Site AG (c)	424	42,043

See accompanying notes to financial statements.
81

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Swisscom AG	226	$ 136,300
TE Connectivity, Ltd.	214	28,030
Temenos AG	94	9,091
UBS Group AG	3,368	66,408
Zurich Insurance Group AG (c)	151	74,954
		3,436,947
UNITED KINGDOM — 2.8%
3i Group PLC	1,197	21,883
Admiral Group PLC	1,226	41,372
Ashtead Group PLC	238	15,145
Associated British Foods PLC	189	4,136
AstraZeneca PLC ADR	36	2,388
AstraZeneca PLC	514	68,569
Auto Trader Group PLC (e)	131	1,092
Aviva PLC	3,130	18,632
BAE Systems PLC	2,401	22,679
Barclays PLC	21,674	42,321
Barratt Developments PLC	737	5,069
Berkeley Group Holdings PLC (c)	115	5,663
BP PLC	26,126	129,116
British American Tobacco PLC ADR	1,240	52,278
British American Tobacco PLC	534	22,460
BT Group PLC	12,301	29,509
Bunzl PLC	473	18,484
Burberry Group PLC	253	5,576
CK Hutchison Holdings, Ltd.	6,500	47,766
CNH Industrial NV	1,011	16,193
Coca-Cola Europacific Partners PLC	18	875
Compass Group PLC	1,331	28,916
Croda International PLC	257	26,664
DCC PLC	25	1,951
Diageo PLC	203	10,326
Experian PLC	536	20,826
Halma PLC	562	18,573
Hargreaves Lansdown PLC	222	2,946
HSBC Holdings PLC	25,877	179,009
Imperial Brands PLC	2,420	51,315
Informa PLC (c)	798	6,323
Intertek Group PLC	241	16,576
J Sainsbury PLC	3,424	11,392
JD Sports Fashion PLC (c)	2,450	4,782
Johnson Matthey PLC	203	5,021
Just Eat Takeaway.com NV (a)(c)(e)	67	2,293
Kingfisher PLC	2,442	8,212
Land Securities Group PLC REIT	641	6,630
Legal & General Group PLC	3,392	12,148
Liberty Global PLC Class C (c)	401	10,390
Linde PLC (c)	72	22,999
Lloyds Banking Group PLC	88,515	54,839
London Stock Exchange Group PLC	62	6,503
Security Description	Shares	Value
M&G PLC	6,643	$ 19,347
Melrose Industries PLC	4,040	6,641
National Grid PLC	2,604	40,196
Natwest Group PLC	6,537	18,582
Next PLC	79	6,274
Ocado Group PLC (c)	89	1,372
Pearson PLC	239	2,362
Persimmon PLC	507	14,359
Prudential PLC	4,315	64,427
Reckitt Benckiser Group PLC	896	68,801
RELX PLC	1,279	40,130
Rentokil Initial PLC	888	6,150
Rolls-Royce Holdings PLC (c)	1,521	2,025
Sage Group PLC	1,390	12,833
Schroders PLC	121	5,148
Severn Trent PLC	465	18,845
Smith & Nephew PLC	239	3,839
Spirax-Sarco Engineering PLC	113	18,650
SSE PLC	619	14,250
St James's Place PLC	900	17,165
Standard Chartered PLC	5,828	39,150
Taylor Wimpey PLC	1,468	2,526
Tesco PLC	3,701	13,449
Unilever PLC	3,619	164,629
United Utilities Group PLC	718	10,631
Vodafone Group PLC	47,120	77,452
Whitbread PLC (c)	49	1,843
WPP PLC	551	7,277
		1,778,193
UNITED STATES — 63.9%
3M Co.	741	110,320
A.O. Smith Corp.	205	13,097
Abbott Laboratories	374	44,267
AbbVie, Inc.	442	71,653
ABIOMED, Inc. (c)	96	31,799
Accenture PLC Class A	1,444	486,960
Activision Blizzard, Inc.	1,668	133,623
Adobe, Inc. (c)	1,068	486,602
Advance Auto Parts, Inc.	41	8,485
Advanced Micro Devices, Inc. (c)	2,101	229,723
AES Corp.	300	7,719
Aflac, Inc.	810	52,156
Agilent Technologies, Inc.	342	45,257
AGNC Investment Corp. REIT	215	2,817
Air Products & Chemicals, Inc.	36	8,997
Akamai Technologies, Inc. (c)	761	90,856
Albemarle Corp.	24	5,308
Align Technology, Inc. (c)	108	47,088
Alleghany Corp. (c)	35	29,645
Allegion PLC	103	11,307
Alliant Energy Corp.	258	16,120
Allstate Corp.	1,007	139,480
Ally Financial, Inc.	510	22,175
Alphabet, Inc. Class A (c)	209	581,302
Alphabet, Inc. Class C (c)	276	770,865

See accompanying notes to financial statements.
82

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Altria Group, Inc.	933	$ 48,749
Amazon.com, Inc. (c)	90	293,396
Amcor PLC CDI	848	9,749
AMERCO	60	35,816
Ameren Corp.	580	54,381
American Electric Power Co., Inc.	882	87,997
American Express Co.	181	33,847
American Financial Group, Inc.	148	21,552
American International Group, Inc.	565	35,465
American Tower Corp. REIT	78	19,595
American Water Works Co., Inc.	257	42,541
Ameriprise Financial, Inc.	162	48,658
AmerisourceBergen Corp.	725	112,165
Amgen, Inc.	377	91,166
Amphenol Corp. Class A	1,979	149,118
Analog Devices, Inc.	243	40,139
Annaly Capital Management, Inc. REIT (a)	543	3,823
Anthem, Inc.	162	79,578
Aon PLC Class A	577	187,889
Apollo Global Management, Inc.	289	17,915
Apple, Inc.	9,145	1,596,808
Applied Materials, Inc.	1,306	172,131
Aptiv PLC (c)	154	18,435
Aramark	108	4,061
Arch Capital Group, Ltd. (c)	483	23,387
Archer-Daniels-Midland Co.	382	34,479
Arista Networks, Inc. (c)	341	47,392
Arrow Electronics, Inc. (c)	143	16,964
Arthur J Gallagher & Co.	301	52,555
AT&T, Inc.	11,283	266,617
Atmos Energy Corp. (a)	72	8,603
Autodesk, Inc. (c)	24	5,144
Automatic Data Processing, Inc.	1,163	264,629
AutoZone, Inc. (c)	54	110,407
AvalonBay Communities, Inc. REIT	47	11,673
Avery Dennison Corp.	150	26,096
Baker Hughes Co.	864	31,458
Ball Corp.	60	5,400
Bank of America Corp.	5,799	239,035
Bank of New York Mellon Corp.	562	27,892
Bausch Health Cos., Inc. (c)	109	2,492
Baxter International, Inc.	912	70,716
Becton Dickinson & Co.	275	73,150
Bentley Systems, Inc. Class B	72	3,181
Berkshire Hathaway, Inc. Class B (c)	1,327	468,312
Best Buy Co., Inc.	474	43,087
Biogen, Inc. (c)	268	56,441
BioMarin Pharmaceutical, Inc. (c)	745	57,440
Bio-Rad Laboratories, Inc. Class A (c)	60	33,794
Black Knight, Inc. (c)	1,203	69,762
Security Description	Shares	Value
BlackRock, Inc.	198	$ 151,306
Blackstone, Inc.	910	115,515
Boeing Co. (c)	107	20,491
Booking Holdings, Inc. (c)	17	39,924
Booz Allen Hamilton Holding Corp.	757	66,495
BorgWarner, Inc.	257	9,997
Boston Scientific Corp. (c)	276	12,224
Bristol-Myers Squibb Co.	927	67,699
Broadcom, Inc.	71	44,707
Broadridge Financial Solutions, Inc.	610	94,983
Brown & Brown, Inc.	1,403	101,395
Brown-Forman Corp. Class B	467	31,298
Bunge, Ltd.	89	9,862
Burlington Stores, Inc. (c)	30	5,465
C.H. Robinson Worldwide, Inc.	1,191	128,283
Cadence Design Systems, Inc. (c)	454	74,665
Camden Property Trust REIT	72	11,966
Campbell Soup Co.	877	39,088
Capital One Financial Corp.	317	41,619
Cardinal Health, Inc.	805	45,644
CarMax, Inc. (a)(c)	30	2,894
Carnival Corp. (c)	515	10,413
Carrier Global Corp.	37	1,697
Caterpillar, Inc.	187	41,667
Cboe Global Markets, Inc.	665	76,089
CBRE Group, Inc. Class A (c)	244	22,331
CDW Corp.	48	8,587
Celanese Corp.	173	24,717
Centene Corp. (c)	398	33,508
CenterPoint Energy, Inc.	84	2,574
Cerner Corp.	131	12,256
CF Industries Holdings, Inc.	108	11,130
Charles Schwab Corp.	577	48,647
Charter Communications, Inc. Class A (c)	109	59,462
Cheniere Energy, Inc.	144	19,966
Chevron Corp.	796	129,613
Chubb, Ltd.	328	70,159
Church & Dwight Co., Inc.	1,326	131,778
Cigna Corp.	282	67,570
Cincinnati Financial Corp.	161	21,890
Cintas Corp.	149	63,383
Cisco Systems, Inc.	9,149	510,148
Citigroup, Inc.	2,848	152,083
Citizens Financial Group, Inc.	623	28,241
Citrix Systems, Inc.	888	89,599
Clorox Co.	715	99,406
Cloudflare, Inc. Class A (c)	120	14,364
CME Group, Inc.	442	105,134
CMS Energy Corp.	496	34,690
Coca-Cola Co.	5,346	331,452
Cognex Corp.	205	15,816

See accompanying notes to financial statements.
83

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	1,125	$ 100,879
Coinbase Global, Inc. Class A (c)	72	13,670
Colgate-Palmolive Co.	850	64,456
Comcast Corp. Class A	3,339	156,332
Conagra Brands, Inc.	253	8,493
ConocoPhillips	740	74,000
Consolidated Edison, Inc.	2,752	260,559
Constellation Brands, Inc. Class A	19	4,376
Constellation Energy Corp.	174	9,788
Cooper Cos., Inc.	120	50,111
Copart, Inc. (c)	301	37,766
Corning, Inc.	395	14,579
Corteva, Inc.	491	28,223
Costco Wholesale Corp.	719	414,036
Coterra Energy, Inc.	589	15,885
Crown Castle International Corp. REIT	545	100,607
CSX Corp.	721	27,001
Cummins, Inc.	159	32,612
CVS Health Corp.	1,104	111,736
D.R. Horton, Inc.	443	33,008
Danaher Corp.	461	135,225
Darden Restaurants, Inc.	97	12,896
DaVita, Inc. (c)	113	12,781
Deere & Co.	114	47,362
Dell Technologies, Inc. Class C (c)	107	5,370
Delta Air Lines, Inc. (c)	288	11,396
Devon Energy Corp.	132	7,805
Digital Realty Trust, Inc. REIT	36	5,105
Discover Financial Services	161	17,741
Discovery, Inc. Class A (c)	197	4,909
Discovery, Inc. Class C (c)	546	13,634
DISH Network Corp. Class A (c)	138	4,368
Dollar General Corp.	954	212,389
Dollar Tree, Inc. (c)	270	43,241
Dominion Energy, Inc.	1,865	158,469
Domino's Pizza, Inc.	168	68,378
Dover Corp.	90	14,121
Dow, Inc.	299	19,052
DTE Energy Co.	163	21,550
Duke Energy Corp.	1,716	191,609
Duke Realty Corp. REIT	454	26,359
DuPont de Nemours, Inc.	273	20,087
Eastman Chemical Co.	30	3,362
Eaton Corp. PLC	180	27,317
eBay, Inc.	352	20,156
Ecolab, Inc.	59	10,417
Edison International	264	18,506
Edwards Lifesciences Corp. (c)	757	89,114
Elanco Animal Health, Inc. (c)	120	3,131
Electronic Arts, Inc.	1,033	130,685
Eli Lilly & Co.	1,495	428,123
Emerson Electric Co.	949	93,049
Security Description	Shares	Value
Entergy Corp.	130	$ 15,178
EOG Resources, Inc.	330	39,346
Equinix, Inc. REIT	12	8,899
Equitable Holdings, Inc.	204	6,306
Equity LifeStyle Properties, Inc. REIT	115	8,795
Equity Residential REIT	324	29,134
Erie Indemnity Co. Class A	235	41,391
Essential Utilities, Inc.	132	6,749
Essex Property Trust, Inc. REIT	30	10,364
Estee Lauder Cos., Inc. Class A	312	84,964
Etsy, Inc. (c)	132	16,405
Everest Re Group, Ltd.	67	20,192
Evergy, Inc.	509	34,785
Eversource Energy	508	44,801
Exact Sciences Corp. (c)	12	839
Exelon Corp.	522	24,863
Expedia Group, Inc. (c)	12	2,348
Expeditors International of Washington, Inc.	1,255	129,466
Extra Space Storage, Inc. REIT	83	17,065
Exxon Mobil Corp.	2,473	204,245
F5, Inc. (c)	271	56,625
FactSet Research Systems, Inc.	43	18,668
Fair Isaac Corp. (c)	7	3,265
Fastenal Co.	996	59,162
FedEx Corp.	143	33,089
Ferguson PLC	382	52,207
Fidelity National Financial, Inc.	557	27,204
Fidelity National Information Services, Inc.	616	61,859
Fifth Third Bancorp	609	26,211
First Republic Bank	41	6,646
FirstEnergy Corp.	299	13,712
Fiserv, Inc. (c)	804	81,526
FleetCor Technologies, Inc. (c)	23	5,728
FMC Corp.	60	7,894
Ford Motor Co.	3,753	63,463
Fortinet, Inc. (c)	173	59,121
Fortive Corp.	1	61
Fortune Brands Home & Security, Inc.	120	8,914
Fox Corp. Class A	42	1,657
Fox Corp. Class B	192	6,966
Franklin Resources, Inc.	190	5,305
Freeport-McMoRan, Inc.	239	11,888
Garmin, Ltd.	150	17,792
Generac Holdings, Inc. (c)	72	21,403
General Dynamics Corp.	287	69,219
General Electric Co.	328	30,012
General Mills, Inc.	631	42,731
General Motors Co. (c)	1,533	67,053
Genuine Parts Co.	150	18,903
Gilead Sciences, Inc.	3,630	215,804
GlaxoSmithKline PLC	7,943	172,267
Global Payments, Inc.	108	14,779

See accompanying notes to financial statements.
84

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Goldman Sachs Group, Inc.	228	$ 75,263
Halliburton Co.	610	23,101
Hartford Financial Services Group, Inc.	419	30,088
Hasbro, Inc.	59	4,833
HCA Healthcare, Inc.	125	31,328
Healthpeak Properties, Inc. REIT	149	5,115
HEICO Corp.	115	17,657
Henry Schein, Inc. (c)	359	31,301
Hershey Co.	1,091	236,343
Hess Corp.	18	1,927
Hewlett Packard Enterprise Co.	1,175	19,634
Hologic, Inc. (c)	252	19,359
Home Depot, Inc.	478	143,080
Honeywell International, Inc.	999	194,385
Horizon Therapeutics Plc (c)	540	56,813
Hormel Foods Corp.	2,591	133,540
Howmet Aerospace, Inc.	114	4,097
HP, Inc.	629	22,833
Humana, Inc.	78	33,943
Huntington Bancshares, Inc.	765	11,184
Huntington Ingalls Industries, Inc.	53	10,570
IDEX Corp.	150	28,760
IDEXX Laboratories, Inc. (c)	120	65,647
Illinois Tool Works, Inc.	370	77,478
Illumina, Inc. (c)	23	8,036
Incyte Corp. (c)	661	52,497
Intel Corp.	7,999	396,430
Intercontinental Exchange, Inc.	623	82,311
International Business Machines Corp.	705	91,664
International Flavors & Fragrances, Inc.	88	11,557
International Paper Co.	289	13,337
Interpublic Group of Cos., Inc.	383	13,577
Intuit, Inc.	400	192,336
Intuitive Surgical, Inc. (c)	411	123,990
Invesco, Ltd.	673	15,519
J.M. Smucker Co.	413	55,924
Jack Henry & Associates, Inc.	528	104,042
James Hardie Industries PLC CDI	163	4,970
Jazz Pharmaceuticals PLC (c)	36	5,604
JB Hunt Transport Services, Inc.	95	19,075
Johnson & Johnson	5,418	960,232
Johnson Controls International PLC	376	24,654
JPMorgan Chase & Co.	1,766	240,741
Juniper Networks, Inc.	1,427	53,027
Kellogg Co.	1,319	85,062
KeyCorp.	909	20,343
Keysight Technologies, Inc. (c)	1,079	170,450
Kimberly-Clark Corp.	520	64,043
Kinder Morgan, Inc.	707	13,369
KKR & Co., Inc.	180	10,525
KLA Corp.	259	94,810
Security Description	Shares	Value
Knight-Swift Transportation Holdings, Inc.	132	$ 6,661
Kraft Heinz Co.	526	20,719
Kroger Co.	6,100	349,957
L3Harris Technologies, Inc.	78	19,381
Laboratory Corp. of America Holdings (c)	84	22,147
Lam Research Corp.	227	122,037
Las Vegas Sands Corp. (c)	186	7,230
Lear Corp.	66	9,411
Lennar Corp. Class A	150	12,176
Liberty Broadband Corp. Class A (c)	48	6,291
Liberty Broadband Corp. Class C (c)	719	97,295
Lincoln National Corp.	174	11,373
LKQ Corp.	157	7,129
Lockheed Martin Corp.	386	170,380
Loews Corp.	95	6,158
Lowe's Cos., Inc.	199	40,236
Lululemon Athletica, Inc. (c)	163	59,532
Lumen Technologies, Inc. (a)	1,169	13,175
LyondellBasell Industries NV Class A	491	50,485
M&T Bank Corp.	138	23,391
Marathon Petroleum Corp.	637	54,464
Markel Corp. (c)	37	54,584
MarketAxess Holdings, Inc.	108	36,742
Marsh & McLennan Cos., Inc.	1,008	171,783
Martin Marietta Materials, Inc.	12	4,619
Masimo Corp. (c)	168	24,451
Mastercard, Inc. Class A	1,187	424,210
McCormick & Co., Inc.	949	94,710
McDonald's Corp.	713	176,311
McKesson Corp.	247	75,614
Medtronic PLC	835	92,643
Merck & Co., Inc.	6,391	524,382
Meta Platforms, Inc. Class A (c)	3,428	762,250
MetLife, Inc.	430	30,220
MGM Resorts International	113	4,739
Micron Technology, Inc.	773	60,209
Microsoft Corp.	4,463	1,375,988
Moderna, Inc. (c)	565	97,327
Mohawk Industries, Inc. (c)	60	7,452
Molina Healthcare, Inc. (c)	12	4,003
Molson Coors Beverage Co. Class B	120	6,406
Mondelez International, Inc. Class A	871	54,681
Monolithic Power Systems, Inc.	48	23,313
Monster Beverage Corp. (c)	550	43,945
Moody's Corp.	23	7,760
Morgan Stanley	721	63,015
Mosaic Co.	401	26,667
Motorola Solutions, Inc.	858	207,808
NetApp, Inc.	149	12,367
Netflix, Inc. (c)	211	79,038

See accompanying notes to financial statements.
85

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Neurocrine Biosciences, Inc. (c)	420	$ 39,375
Newell Brands, Inc.	198	4,239
Newmont Corp.	4,263	338,695
NextEra Energy, Inc.	3,615	306,227
NIKE, Inc. Class B	1,653	222,428
NiSource, Inc.	61	1,940
Nordson Corp.	48	10,900
Norfolk Southern Corp.	113	32,230
Northern Trust Corp.	72	8,384
Northrop Grumman Corp.	60	26,833
NRG Energy, Inc.	192	7,365
Nucor Corp.	377	56,041
NVIDIA Corp.	3,202	873,698
NVR, Inc. (c)	6	26,804
Occidental Petroleum Corp.	639	36,257
Old Dominion Freight Line, Inc.	151	45,101
Omnicom Group, Inc.	298	25,294
ONEOK, Inc.	120	8,476
Oracle Corp.	1,441	119,214
O'Reilly Automotive, Inc. (c)	119	81,510
Otis Worldwide Corp.	107	8,234
PACCAR, Inc.	132	11,625
Packaging Corp. of America	115	17,953
Palo Alto Networks, Inc. (a)(c)	79	49,178
Paramount Global Class B (a)	628	23,745
Parker-Hannifin Corp.	19	5,391
Paychex, Inc.	2,067	282,084
Paycom Software, Inc. (c)	77	26,671
PayPal Holdings, Inc. (c)	1,159	134,038
Peloton Interactive, Inc. Class A (c)	270	7,133
Pentair PLC	145	7,860
PepsiCo, Inc.	2,217	371,081
PerkinElmer, Inc.	48	8,374
Pfizer, Inc.	4,087	211,584
PG&E Corp. (c)	1,573	18,782
Philip Morris International, Inc.	420	39,455
Phillips 66	455	39,307
Pioneer Natural Resources Co.	43	10,751
PNC Financial Services Group, Inc.	276	50,908
Pool Corp.	60	25,371
PPG Industries, Inc.	264	34,602
PPL Corp.	490	13,994
Principal Financial Group, Inc.	107	7,855
Procter & Gamble Co.	1,822	278,402
Progressive Corp.	1,830	208,602
Prologis, Inc. REIT	143	23,092
Prudential Financial, Inc.	161	19,025
Public Service Enterprise Group, Inc.	168	11,760
Public Storage REIT	748	291,929
PulteGroup, Inc.	336	14,078
QIAGEN NV (c)	937	46,425
QUALCOMM, Inc.	1,291	197,291
Quest Diagnostics, Inc.	198	27,098
Security Description	Shares	Value
Raymond James Financial, Inc.	135	$ 14,838
Raytheon Technologies Corp.	611	60,532
Realty Income Corp. REIT	175	12,128
Regeneron Pharmaceuticals, Inc. (c)	581	405,782
Regions Financial Corp.	951	21,169
Republic Services, Inc.	1,707	226,178
ResMed, Inc.	211	51,170
Rivian Automotive, Inc. Class A (c)	60	3,014
Robert Half International, Inc.	199	22,722
Rockwell Automation, Inc.	139	38,924
Rollins, Inc.	873	30,599
Roper Technologies, Inc.	12	5,667
Ross Stores, Inc.	382	34,556
Royal Caribbean Cruises, Ltd. (c)	121	10,137
salesforce.com, Inc. (c)	96	20,383
SBA Communications Corp. REIT	48	16,517
Schlumberger NV	1,595	65,889
Schneider Electric SE	192	32,506
Seagate Technology Holdings PLC	203	18,250
Seagen, Inc. (c)	625	90,031
SEI Investments Co.	185	11,139
Sempra Energy	126	21,183
Sherwin-Williams Co.	300	74,886
Simon Property Group, Inc. REIT	126	16,577
Sirius XM Holdings, Inc.	2,044	13,531
Skyworks Solutions, Inc.	245	32,654
Snap-on, Inc.	114	23,425
Southern Co.	3,245	235,295
Southwest Airlines Co. (c)	72	3,298
Stanley Black & Decker, Inc.	197	27,539
Starbucks Corp.	745	67,773
State Street Corp. (f)	175	15,246
Steel Dynamics, Inc.	269	22,443
Stellantis NV (b)	2,066	34,017
Stellantis NV (b)	814	13,404
Stryker Corp.	133	35,558
SVB Financial Group (c)	79	44,197
Swiss Re AG	192	18,385
Synchrony Financial	244	8,494
Sysco Corp.	232	18,943
T Rowe Price Group, Inc.	406	61,383
Take-Two Interactive Software, Inc. (c)	701	107,772
Target Corp.	1,393	295,622
Teladoc Health, Inc. (a)(c)	48	3,462
Tenaris SA	1,029	15,748
Teradyne, Inc.	341	40,316
Tesla, Inc. (c)	12	12,931
Texas Instruments, Inc.	1,875	344,025
Textron, Inc.	96	7,140
Thermo Fisher Scientific, Inc.	79	46,661
TJX Cos., Inc.	1,430	86,629

See accompanying notes to financial statements.
86

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
T-Mobile US, Inc. (c)	1,939	$ 248,871
Tractor Supply Co.	163	38,039
Tradeweb Markets, Inc. Class A	709	62,300
Trane Technologies PLC	228	34,816
Travelers Cos., Inc.	498	91,000
Truist Financial Corp.	804	45,587
Tyler Technologies, Inc. (c)	288	128,128
Tyson Foods, Inc. Class A	222	19,898
Uber Technologies, Inc. (c)	36	1,284
UDR, Inc. REIT	199	11,417
UGI Corp.	6	217
Ulta Beauty, Inc. (c)	53	21,106
Union Pacific Corp.	951	259,823
United Parcel Service, Inc. Class B	144	30,882
United Rentals, Inc. (c)	41	14,564
UnitedHealth Group, Inc.	1,438	733,337
Universal Health Services, Inc. Class B	107	15,510
US Bancorp	789	41,935
Valero Energy Corp.	432	43,865
Veeva Systems, Inc. Class A (c)	156	33,144
Ventas, Inc. REIT	131	8,091
VeriSign, Inc. (c)	491	109,228
Verizon Communications, Inc.	9,218	469,565
Vertex Pharmaceuticals, Inc. (c)	1,252	326,734
VF Corp.	192	10,917
Viatris, Inc.	2,065	22,467
Visa, Inc. Class A	3,009	667,306
Vistra Corp.	360	8,370
VMware, Inc. Class A	155	17,650
Vulcan Materials Co.	12	2,204
W.W. Grainger, Inc.	108	55,705
Walmart, Inc.	2,357	351,004
Walgreens Boots Alliance, Inc.	900	40,293
Walt Disney Co. (c)	778	106,710
Waste Connections, Inc.	906	126,568
Waste Management, Inc.	2,133	338,081
Waters Corp. (c)	43	13,347
WEC Energy Group, Inc.	1,301	129,853
Wells Fargo & Co.	4,007	194,179
Welltower, Inc. REIT	119	11,441
West Pharmaceutical Services, Inc.	209	85,838
Western Digital Corp. (c)	119	5,908
Western Union Co.	3,289	61,636
Westrock Co.	222	10,441
Weyerhaeuser Co. REIT	84	3,184
Whirlpool Corp.	91	15,723
Williams Cos., Inc.	323	10,791
Willis Towers Watson PLC	90	21,260
WP Carey, Inc. REIT	101	8,165
WR Berkley Corp.	323	21,475
Xcel Energy, Inc.	2,364	170,610
Yum! Brands, Inc.	73	8,653
Zimmer Biomet Holdings, Inc.	72	9,209
Security Description	Shares	Value
Zoetis, Inc.	787	$ 148,420
Zoom Video Communications, Inc. Class A (c)	168	19,695
		40,604,754
ZAMBIA — 0.0% (d)
First Quantum Minerals, Ltd. (a)	406	14,068
TOTAL COMMON STOCKS (Cost $50,656,560)		63,294,249

RIGHTS — 0.0% (d)
FRANCE — 0.0% (d)
Electricite de France SA (expiring 04/04/22) (b)(c) (Cost: $0)	334	125
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (g)(h)	49,822	49,817
State Street Navigator Securities Lending Portfolio II (f)(i)	737,952	737,952
TOTAL SHORT-TERM INVESTMENTS (Cost $787,765)		787,769
TOTAL INVESTMENTS — 100.8% (Cost $51,444,325)		64,082,143
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(518,047)
NET ASSETS — 100.0%		$ 63,564,096
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
87

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$63,294,249	$ —	$—	$63,294,249
Rights	—	125	—	125
Short-Term Investments	787,769	—	—	787,769
TOTAL INVESTMENTS	$64,082,018	$125	$—	$64,082,143
Sector Breakdown as of March 31, 2022

% of Net Assets
Information Technology	21.2%
Health Care	15.7
Financials	13.5
Communication Services	10.2
Consumer Staples	9.4
Industrials	9.3
Consumer Discretionary	6.9
Materials	4.7
Utilities	4.2
Energy	2.7
Real Estate	1.8
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	146	$ 12,369	$ 2,530	$ —	$ —	$347	175	$ 15,246	$ 166
State Street Institutional Liquid Reserves Fund, Premier Class	72,351	72,365	966,457	988,945	(64)	4	49,822	49,817	26
State Street Navigator Securities Lending Portfolio II	589,880	589,880	2,641,218	2,493,146	—	—	737,952	737,952	1,134
Total		$674,614	$3,610,205	$3,482,091	$(64)	$351		$803,015	$1,326
See accompanying notes to financial statements.
88

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.3%
CHINA — 43.4%
111, Inc. ADR (a)	13,685	$ 36,402
17 Education & Technology Group, Inc. (a)(b)	21,307	56,677
360 DigiTech, Inc. ADR	4,127	63,515
360 Security Technology, Inc. Class A (a)	15,600	24,525
3SBio, Inc. (a)(c)	35,000	28,603
51job, Inc. ADR (a)(b)	2,777	162,593
5I5J Holding Group Co., Ltd. Class A	82,900	49,494
9F, Inc. ADR (a)	47,501	42,038
AAC Technologies Holdings, Inc. (a)(b)	64,000	155,109
Addsino Co., Ltd. Class A	27,100	46,447
Advanced Technology & Materials Co., Ltd. Class A	46,000	58,043
AECC Aero-Engine Control Co., Ltd. Class A	32,400	118,461
AECC Aviation Power Co., Ltd. Class A	14,300	101,144
Aerospace Hi-Tech Holdings Grp, Ltd. Class A (a)	38,167	55,434
Agile Group Holdings, Ltd. (b)	301,598	152,890
Agora, Inc. ADR (a)	1,829	18,180
Agricultural Bank of China, Ltd. Class H	2,406,703	925,017
Air China, Ltd. Class H (a)(b)	337,414	236,535
Airtac International Group	12,088	392,787
AK Medical Holdings, Ltd. (b)(c)	10,000	5,950
Akeso, Inc. (a)(b)(c)	56,000	119,274
Alibaba Group Holding, Ltd. ADR (a)	155,552	16,924,058
A-Living Smart City Services Co., Ltd. (c)	23,000	32,188
All Winner Technology Co., Ltd. Class A	9,000	76,445
Alpha Group Class A (a)	35,300	27,581
Alphamab Oncology (a)(b)(c)	61,000	61,924
Aluminum Corp. of China, Ltd. Class H (a)	636,304	373,752
Angang Steel Co., Ltd. Class H	325,616	150,098
Anhui Conch Cement Co., Ltd. Class H	158,860	817,486
Anhui Expressway Co., Ltd. Class H	32,000	31,259
Anhui Guangxin Agrochemical Co., Ltd. Class A	26,800	134,673
Anhui Gujing Distillery Co., Ltd. Class B	13,600	175,813
Anhui Honglu Steel Construction Group Co., Ltd. Class A	6,600	43,947
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	90,580	91,891
Anhui Jinhe Industrial Co., Ltd. Class A	15,500	96,251
Security Description	Shares	Value
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	36,000	$ 55,576
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	49,900	73,182
ANTA Sports Products, Ltd.	102,725	1,290,719
Aotecar New Energy Technology Co., Ltd. Class A (a)	238,600	107,496
Apeloa Pharmaceutical Co., Ltd. Class A	29,200	143,790
Ascentage Pharma Group International (a)(b)(c)	9,100	19,614
Autobio Diagnostics Co., Ltd. Class A	10,880	82,541
Autohome, Inc. ADR	5,011	152,384
Avary Holding Shenzhen Co., Ltd. Class A	10,000	45,399
AVIC Electromechanical Systems Co., Ltd. Class A	44,000	74,996
AviChina Industry & Technology Co., Ltd. Class H (b)	405,000	224,960
AVICOPTER PLC Class A	8,400	67,352
Bafang Electric Suzhou Co., Ltd. Class A	1,800	49,482
BAIC Motor Corp., Ltd. Class H (c)	179,000	60,113
Baidu, Inc. ADR (a)	27,758	3,672,383
Bank of China, Ltd. Class H	6,047,466	2,432,454
Bank of Communications Co., Ltd. Class H	2,309,975	1,657,693
Bank of Jiangsu Co., Ltd. Class A	121,550	134,990
Bank of Nanjing Co., Ltd. Class A	82,400	138,499
Bank of Ningbo Co., Ltd. Class A	49,260	290,139
Bank of Shanghai Co., Ltd. Class A	63,500	66,420
Baoshan Iron & Steel Co., Ltd. Class A	118,900	126,428
Baozun, Inc. ADR (a)	2,348	20,146
BBMG Corp. Class H	205,000	33,244
Beibuwan Port Co., Ltd. Class A	40,100	47,313
BeiGene, Ltd. ADR (a)(b)	3,629	684,429
Beijing BDStar Navigation Co., Ltd. Class A (a)	13,600	70,998
Beijing Capital International Airport Co., Ltd. Class H (a)	98,000	57,438
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (a)	3,250	3,909
Beijing Easpring Material Technology Co., Ltd. Class A	3,600	42,646
Beijing Enterprises Clean Energy Group, Ltd. (a)	570,400	5,463
Beijing Enterprises Holdings, Ltd.	71,500	226,878

See accompanying notes to financial statements.
89

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Beijing Enterprises Urban Resources Group, Ltd. (a)	16,000	$ 1,512
Beijing Enterprises Water Group, Ltd.	402,000	123,710
Beijing Jetsen Technology Co., Ltd. Class A (a)	225,700	209,057
Beijing Shiji Information Technology Co., Ltd. Class A	14,880	46,646
Beijing SL Pharmaceutical Co., Ltd. Class A	26,500	44,667
Beijing Tiantan Biological Products Corp., Ltd. Class A	25,556	99,356
Berry Genomics Co., Ltd. Class A (a)	15,400	41,144
BEST, Inc. ADR (a)(b)	80,906	52,184
Better Life Commercial Chain Share Co., Ltd. Class A	49,000	46,467
BGI Genomics Co., Ltd. Class A	400	5,084
Biem.L.Fdlkk Garment Co., Ltd. Class A	19,960	74,267
Bilibili, Inc. ADR (a)(b)	18,044	461,566
Bit Digital, Inc. (a)	8,782	31,615
BIT Mining, Ltd. ADR (a)(b)	10,545	29,421
Blue Sail Medical Co., Ltd. Class A	24,700	51,360
BOE Technology Group Co., Ltd. Class A	133,400	90,571
BOE Technology Group Co., Ltd. Class B	148,800	67,072
Bosideng International Holdings, Ltd. (b)	178,000	83,188
B-Soft Co., Ltd. Class A	154,710	184,976
BTG Hotels Group Co., Ltd. Class A (a)	19,600	70,766
BYD Co., Ltd. Class H	85,827	2,459,277
BYD Electronic International Co., Ltd. (b)	73,000	147,279
Canaan, Inc. (a)(b)	14,488	78,670
Cango, Inc. ADR (a)(b)	588	1,523
CanSino Biologics, Inc. Class H (a)(b)(c)	4,000	64,305
CECEP Solar Energy Co., Ltd. Class A	99,600	137,442
CETC Digital Technology Co., Ltd. Class A	15,200	62,494
CGN New Energy Holdings Co., Ltd. (b)	130,000	57,103
CGN Nuclear Technology Development Co., Ltd. Class A	45,200	74,549
CGN Power Co., Ltd. Class H (c)	1,133,000	296,582
Chacha Food Co., Ltd. Class A	12,900	109,226
Changchun Faway Automobile Components Co., Ltd. Class A	36,990	56,696
Changchun High & New Technology Industry Group, Inc. Class A	600	15,865
Security Description	Shares	Value
Changjiang Securities Co., Ltd. Class A	49,100	$ 48,187
Changzhou Tronly New Electronic Materials Co., Ltd. Class A	11,200	18,172
ChemPartner PharmaTech Co., Ltd. Class A	2,000	4,269
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	32,200	60,108
Chengdu Hongqi Chain Co., Ltd. Class A	75,197	57,333
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	11,200	28,476
Chengtun Mining Group Co., Ltd. Class A	60,400	81,445
Chengxin Lithium Group Co., Ltd. Class A (a)	9,000	72,064
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	86,600	247,327
China Aerospace International Holdings, Ltd.	212,000	14,077
China Animal Healthcare, Ltd. (a)(d)	305,700	—
China Aoyuan Group, Ltd. (b)	145,000	21,848
China Baoan Group Co., Ltd. Class A	70,100	123,568
China Cinda Asset Management Co., Ltd. Class H	998,600	170,866
China CITIC Bank Corp., Ltd. Class H	1,204,341	610,521
China Coal Energy Co., Ltd. Class H	108,000	81,227
China Common Rich Renewable Energy Investment, Ltd. (b)(d)	5,962,000	—
China Communications Services Corp., Ltd. Class H	118,000	53,490
China Conch Environment Protection Holdings, Ltd. (a)	131,083	164,034
China Conch Venture Holdings, Ltd.	131,083	383,303
China Construction Bank Corp. Class H	8,462,647	6,364,761
China Dongxiang Group Co., Ltd.	419,000	26,751
China Eastern Airlines Corp., Ltd. Class H (a)(b)	166,000	55,959
China Education Group Holdings, Ltd.	49,000	42,797
China Everbright Bank Co., Ltd. Class A	242,430	126,025
China Everbright Environment Group, Ltd.	362,000	219,103
China Everbright, Ltd.	108,000	107,015
China Evergrande Group (b)	298,000	62,786
China Fangda Group Co., Ltd. Class B (a)	77,650	21,318
China Feihe, Ltd. (c)	152,000	150,614

See accompanying notes to financial statements.
90

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Galaxy Securities Co., Ltd. Class A	30,000	$ 47,022
China Galaxy Securities Co., Ltd. Class H	311,600	174,672
China Gas Holdings, Ltd.	232,800	298,454
China Great Wall Securities Co., Ltd. Class A	21,700	32,543
China Harmony Auto Holding, Ltd.	55,000	28,022
China International Capital Corp., Ltd. Class H (c)	74,000	165,171
China International Marine Containers Group Co., Ltd. Class H (b)	89,500	146,511
China Jinmao Holdings Group, Ltd. (a)	414,000	123,173
China Kings Resources Group Co., Ltd. Class A	19,720	91,609
China Lesso Group Holdings, Ltd.	120,000	145,874
China Life Insurance Co., Ltd. Class H	841,261	1,293,355
China Lilang, Ltd.	71,000	34,451
China Literature, Ltd. (a)(b)(c)	9,200	38,356
China Longyuan Power Group Corp., Ltd. Class H	429,637	978,717
China Medical System Holdings, Ltd.	145,000	228,478
China Meheco Co., Ltd. Class A	25,500	146,056
China Meidong Auto Holdings, Ltd.	14,000	53,630
China Mengniu Dairy Co., Ltd. (a)	312,041	1,681,453
China Merchants Bank Co., Ltd. Class A	142,245	1,048,671
China Merchants Bank Co., Ltd. Class H	336,946	2,648,189
China Merchants Port Holdings Co., Ltd.	356,552	646,505
China Merchants Securities Co., Ltd. Class A	37,966	86,541
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	37,000	88,360
China Minmetals Rare Earth Co., Ltd. Class A	3,500	16,061
China Minsheng Banking Corp., Ltd. Class H (b)	949,720	357,749
China Molybdenum Co., Ltd. Class H	357,000	186,446
China National Accord Medicines Corp., Ltd. Class B	15,300	34,717
China National Building Material Co., Ltd. Class H	360,000	447,736
China National Medicines Corp., Ltd. Class A	15,400	71,152
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	19,500	118,970
Security Description	Shares	Value
China Oilfield Services, Ltd. Class H	132,557	$ 135,919
China Overseas Land & Investment, Ltd.	409,669	1,226,695
China Overseas Property Holdings, Ltd.	222,361	264,628
China Pacific Insurance Group Co., Ltd. Class A	17,500	63,184
China Pacific Insurance Group Co., Ltd. Class H	256,397	625,981
China Petroleum & Chemical Corp. Class H	2,483,421	1,246,245
China Power International Development, Ltd.	239,000	127,261
China Railway Group, Ltd. Class H	553,000	309,992
China Resources Beer Holdings Co., Ltd.	165,590	1,015,987
China Resources Cement Holdings, Ltd. (b)	46,000	38,356
China Resources Gas Group, Ltd.	78,000	331,167
China Resources Land, Ltd.	300,232	1,399,299
China Resources Medical Holdings Co., Ltd.	57,500	34,509
China Resources Power Holdings Co., Ltd.	279,695	526,433
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	10,900	77,885
China Science Publishing & Media, Ltd. Class A	30,800	42,939
China Shenhua Energy Co., Ltd. Class H	396,523	1,270,875
China Silver Group, Ltd. (a)	46,000	3,466
China South City Holdings, Ltd.	332,000	29,251
China Southern Airlines Co., Ltd. Class H (a)(b)	218,000	126,935
China State Construction Engineering Corp., Ltd. Class A	169,300	145,082
China Taiping Insurance Holdings Co., Ltd.	109,141	133,649
China Testing & Certification International Group Co., Ltd. Class A	48,652	110,132
China Tourism Group Duty Free Corp., Ltd. Class A	12,300	318,481
China Tower Corp., Ltd. Class H (c)	3,376,000	379,355
China TransInfo Technology Co., Ltd. Class A	27,900	47,027
China Travel International Investment Hong Kong, Ltd. (a)(b)	214,000	40,716
China Vanke Co., Ltd. Class A	56,600	170,742
China Vanke Co., Ltd. Class H	124,600	282,249

See accompanying notes to financial statements.
91

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Yangtze Power Co., Ltd. Class A	146,200	$ 506,671
China Yongda Automobiles Services Holdings, Ltd.	87,500	95,305
China Zhenhua Group Science & Technology Co., Ltd. Class A	18,200	325,118
Chinasoft International, Ltd. (a)	172,000	142,539
Chlitina Holding, Ltd.	25,000	177,129
Chongqing Brewery Co., Ltd. Class A (a)	9,000	152,025
Chongqing Changan Automobile Co., Ltd. Class A	24,380	43,513
Chongqing Changan Automobile Co., Ltd. Class B	124,820	48,453
Chongqing Dima Industry Co., Ltd. Class A	108,400	48,154
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	32,952	73,710
Chongqing Gas Group Corp., Ltd. Class A	44,600	50,164
Chongqing Rural Commercial Bank Co., Ltd. Class H	178,000	70,005
Chongqing Zaisheng Technology Corp., Ltd. Class A	4,100	5,948
Chongqing Zhifei Biological Products Co., Ltd. Class A	9,900	215,214
Chongqing Zongshen Power Machinery Co., Ltd. Class A	54,200	50,545
Chow Tai Seng Jewellery Co., Ltd. Class A	24,132	51,472
CIFI Ever Sunshine Services Group, Ltd. (b)	20,000	27,070
CIFI Holdings Group Co., Ltd.	331,747	195,285
CITIC Resources Holdings, Ltd. (a)	2,000	135
CITIC Securities Co., Ltd. Class A	49,175	161,900
CITIC Securities Co., Ltd. Class H	219,850	507,558
CITIC Telecom International Holdings, Ltd.	177,000	65,092
CITIC, Ltd.	522,000	580,563
Cloopen Group Holding, Ltd. ADR (a)(b)	35,735	61,464
CMST Development Co., Ltd. Class A	92,300	77,788
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	77,900	120,137
Cogobuy Group (a)(b)(c)	3,000	766
Colour Life Services Group Co., Ltd. (b)	65,000	5,146
Consun Pharmaceutical Group, Ltd.	152,400	74,338
Contemporary Amperex Technology Co., Ltd. Class A	12,112	977,454
COSCO SHIPPING Development Co., Ltd. Class H	1,088,339	220,964
Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)	215,215	$ 99,756
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	190,300	464,651
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	132,950	231,899
COSCO SHIPPING Ports, Ltd.	42,351	32,988
Country Garden Holdings Co., Ltd. (b)	698,825	538,079
Country Garden Services Holdings Co., Ltd.	76,865	329,783
CQ Pharmaceutical Holding Co., Ltd. Class A	68,100	64,258
CSC Financial Co., Ltd. Class A	15,300	56,109
CSG Holding Co., Ltd. Class B	153,350	57,178
CSG Smart Science&Technology Co., Ltd. Class A (a)	35,200	45,524
CSPC Pharmaceutical Group, Ltd.	730,320	843,961
CStone Pharmaceuticals (a)(b)(c)	53,500	34,431
CTS International Logistics Corp., Ltd. Class A	57,680	106,308
Daan Gene Co., Ltd. Class A	52,560	154,415
Dada Nexus, Ltd. ADR (a)	1,010	9,221
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	95,000	58,214
Daqo New Energy Corp. ADR (a)	5,501	227,301
Datang International Power Generation Co., Ltd. Class H	302,000	43,576
Dazhong Transportation Group Co., Ltd. Class B (a)	76,650	21,462
Dazzle Fashion Co., Ltd. Class A	18,384	47,205
Deppon Logistics Co., Ltd. Class A	26,600	67,588
DHC Software Co., Ltd. Class A	78,300	87,574
DiDi Global, Inc. ADR (a)	10,360	25,900
Digital China Group Co., Ltd. Class A	28,500	64,694
Digital China Information Service Co., Ltd. Class A	32,900	64,990
Do-Fluoride New Materials Co., Ltd. Class A	8,100	50,209
Dongfang Electric Corp., Ltd. Class H	8,600	9,631
Dongfeng Motor Group Co., Ltd. Class H	392,468	295,175
Dongyue Group, Ltd.	106,000	145,910
Double Medical Technology, Inc. Class A	10,900	73,112
East Group Co., Ltd. Class A	27,900	34,281
East Money Information Co., Ltd. Class A	9,320	37,203
Ebang International Holdings, Inc. Class A (a)	23,387	27,129
Ecovacs Robotics Co., Ltd. Class A	13,200	225,943

See accompanying notes to financial statements.
92

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Eve Energy Co., Ltd. Class A	8,400	$ 106,745
Everbright Securities Co., Ltd. Class A	28,300	55,547
Evergrande Property Services Group, Ltd. (a)(b)(c)	191,000	56,095
Fanhua, Inc. ADR (b)	8,495	61,844
Far East Horizon, Ltd. (b)	251,000	224,353
FAW Jiefang Group Co., Ltd.	37,500	51,039
FIH Mobile, Ltd. (a)	191,000	26,340
First Tractor Co., Ltd. Class H (b)	44,000	22,867
Flat Glass Group Co., Ltd. Class A	27,800	197,067
Flat Glass Group Co., Ltd. Class H (b)	23,000	88,988
Focus Media Information Technology Co., Ltd. Class A	88,800	85,469
Foran Energy Group Co., Ltd. Class A	35,570	53,959
Foshan Haitian Flavouring & Food Co., Ltd. Class A	23,608	325,107
Founder Securities Co., Ltd. Class A	48,600	51,600
Foxconn Industrial Internet Co., Ltd. Class A	24,700	39,493
Fufeng Group, Ltd. (a)	95,000	37,726
Fujian Green Pine Co., Ltd. Class A	8,300	9,937
Fujian Star-net Communication Co., Ltd. Class A	12,600	40,411
Fujian Sunner Development Co., Ltd. Class A (a)	13,600	42,462
Future FinTech Group, Inc. (a)(b)	37,667	28,559
Fuyao Glass Industry Group Co., Ltd. Class A	17,600	98,645
Ganfeng Lithium Co., Ltd. Class A	11,600	229,603
Ganfeng Lithium Co., Ltd. Class H (c)	14,800	211,661
Gaotu Techedu, Inc. ADR (a)	44,527	76,586
GCI Science & Technology Co., Ltd. Class A	27,796	94,228
GCL System Integration Technology Co., Ltd. Class A (a)	70,400	39,813
GDS Holdings, Ltd. ADR (a)	5,440	213,520
Geely Automobile Holdings, Ltd.	474,709	749,215
Genetron Holdings, Ltd. ADR (a)	8,782	19,233
Genimous Technology Co., Ltd. Class A (a)	43,000	47,077
Genscript Biotech Corp. (a)	102,000	326,915
Getein Biotech, Inc. Class A	22,020	71,005
GF Securities Co., Ltd. Class H	96,000	136,313
Giant Network Group Co., Ltd. Class A	21,500	34,139
Gigadevice Semiconductor Beijing, Inc. Class A	5,628	125,032
GoerTek, Inc. Class A	26,900	145,770
Security Description	Shares	Value
Goke Microelectronics Co., Ltd. Class A	9,000	$ 123,557
Golden Solar New Energy Technology Holdings, Ltd. (a)(b)	64,000	59,821
GoldenHome Living Co., Ltd. Class A	17,248	87,869
Goldenmax International Technology, Ltd. Class A	33,900	56,766
GOME Retail Holdings, Ltd. (a)(b)	1,370,322	85,739
Goodbaby International Holdings, Ltd. (a)	203,000	26,440
Grandblue Environment Co., Ltd. Class A	18,828	55,374
Great Wall Motor Co., Ltd. Class H	308,992	495,561
Greattown Holdings, Ltd. Class A	47,200	31,526
Gree Real Estate Co., Ltd. Class A (a)	64,600	67,062
Greentown China Holdings, Ltd.	91,500	167,311
Grinm Advanced Materials Co., Ltd. Class A	28,700	71,161
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (a)	140,300	251,953
Guangdong Haid Group Co., Ltd. Class A	9,700	83,888
Guangdong Hongda Holdings Group Co., Ltd. Class A	21,000	84,224
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	61,500	45,436
Guangdong Investment, Ltd.	308,000	421,605
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,400	23,657
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	36,300	95,380
Guangshen Railway Co., Ltd. Class H (a)	44,500	7,557
Guangzhou Automobile Group Co., Ltd. Class H	318,844	266,267
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	58,000	153,676
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	6,400	47,667
Guangzhou Haige Communications Group, Inc. Co. Class A	33,000	53,180
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	8,792	101,727
Guangzhou R&F Properties Co., Ltd. Class H (b)	203,376	72,195
Guangzhou Restaurant Group Co., Ltd. Class A	15,200	49,900

See accompanying notes to financial statements.
93

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Guangzhou Tinci Materials Technology Co., Ltd. Class A	6,110	$ 90,474
Guizhou Panjiang Refined Coal Co., Ltd. Class A	106,384	144,290
Guocheng Mining Co., Ltd. Class A	41,900	107,587
Guolian Securities Co., Ltd. Class A	1,500	3,119
Guomai Technologies, Inc. Class A	50,200	54,485
Guosen Securities Co., Ltd. Class A	36,400	56,996
Guosheng Financial Holding, Inc. Class A (a)	1,900	2,721
Guotai Junan Securities Co., Ltd. Class A	33,000	81,667
Guoxuan High-Tech Co., Ltd. Class A (a)	2,200	11,925
Haidilao International Holding, Ltd. (a)(b)(c)	65,000	127,487
Haier Smart Home Co., Ltd. Class A	32,400	117,900
Haier Smart Home Co., Ltd. Class H	178,698	580,722
Hainan Strait Shipping Co., Ltd. Class A	94,975	79,893
Haisco Pharmaceutical Group Co., Ltd. Class A	17,400	43,719
Haitian International Holdings, Ltd.	65,000	168,903
Haitong Securities Co., Ltd. Class A	25,400	41,212
Haitong Securities Co., Ltd. Class H	298,800	228,161
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	45,800	118,755
Hangcha Group Co., Ltd. Class A	40,660	85,636
Hangjin Technology Co., Ltd. Class A	4,900	29,687
Hangzhou Chang Chuan Technology Co., Ltd. Class A	12,800	73,819
Hangzhou Oxygen Plant Group Co., Ltd. Class A	23,900	107,977
Hangzhou Robam Appliances Co., Ltd. Class A	13,800	63,456
Hangzhou Silan Microelectronics Co., Ltd. Class A	18,900	144,398
Hangzhou Tigermed Consulting Co., Ltd. Class A	4,500	76,275
Han's Laser Technology Industry Group Co., Ltd. Class A	10,000	60,428
Hansoh Pharmaceutical Group Co., Ltd. (c)	40,000	67,012
Harbin Boshi Automation Co., Ltd. Class A	35,789	57,561
Health & Happiness H&H International Holdings, Ltd.	21,500	30,254
Security Description	Shares	Value
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	3,400	$ 10,765
Hefei Meiya Optoelectronic Technology, Inc. Class A	10,900	45,965
Hello Group, Inc. ADR	13,574	78,458
Henan Lingrui Pharmaceutical Co. Class A	38,500	80,237
Henan Shuanghui Investment & Development Co., Ltd. Class A	19,500	89,266
Henan Yicheng New Energy Co., Ltd. Class A (a)	27,900	19,646
Henan Yuguang Gold & Lead Co., Ltd. Class A	33,000	28,227
Hengan International Group Co., Ltd.	76,500	353,615
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	45,500	96,976
Hengli Petrochemical Co., Ltd. Class A	28,000	91,700
Hexing Electrical Co., Ltd. Class A	20,900	38,652
Hisense Home Appliances Group Co., Ltd. Class A	40,800	71,470
Hua Hong Semiconductor, Ltd. (a)(c)	41,000	174,337
Huabao Flavours & Fragrances Co., Ltd. Class A	1,700	7,198
Huadian Power International Corp., Ltd. Class H (b)	180,000	55,392
Huadong Medicine Co., Ltd. Class A	17,300	91,077
Huafon Chemical Co., Ltd. Class A	62,900	90,266
Hualan Biological Engineering, Inc. Class A	20,344	65,088
Huaneng Power International, Inc. Class H (a)(b)	548,472	234,617
Huangshan Tourism Development Co., Ltd. Class B (a)	54,700	40,423
Huatai Securities Co., Ltd. Class A	59,000	138,296
Huatai Securities Co., Ltd. Class H (c)	63,400	97,633
Huayu Automotive Systems Co., Ltd. Class A	17,600	55,311
Huazhu Group, Ltd. ADR	14,707	485,184
Hubei Biocause Pharmaceutical Co., Ltd. Class A	53,300	26,616
Hubei Dinglong Co., Ltd. Class A	6,400	20,093
Huizhou Desay Sv Automotive Co., Ltd. Class A	12,700	253,316
Hunan Aihua Group Co., Ltd. Class A	15,400	65,888
Hundsun Technologies, Inc. Class A	15,676	109,790

See accompanying notes to financial statements.
94

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A	55,700	$ 152,146
HUYA, Inc. ADR (a)	4,965	22,194
Hytera Communications Corp., Ltd. Class A	34,700	29,244
HyUnion Holding Co., Ltd. Class A (a)	21,400	42,240
Iflytek Co., Ltd. Class A	13,700	100,504
IKD Co., Ltd. Class A	29,300	54,325
I-Mab ADR (a)	1,460	23,710
Industrial & Commercial Bank of China, Ltd. Class H	6,129,028	3,764,413
Industrial Bank Co., Ltd. Class A	120,400	392,034
INESA Intelligent Tech, Inc. Class B	477,200	253,870
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	165,200	119,448
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	24,900	144,699
Inner Mongolia Yitai Coal Co., Ltd. Class B	192,381	208,926
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	47,600	73,408
InnoCare Pharma, Ltd. (a)(b)(c)	37,000	57,734
Innovent Biologics, Inc. (a)(c)	76,500	263,258
Intco Medical Technology Co., Ltd. Class A	5,350	38,970
iQIYI, Inc. ADR (a)(b)	21,278	96,602
IReader Technology Co., Ltd. Class A	20,500	56,029
JA Solar Technology Co., Ltd. Class A	12,500	154,928
Jason Furniture Hangzhou Co., Ltd. Class A	9,300	89,819
JD Health International, Inc. (a)(b)(c)	40,100	246,292
JD.com, Inc. ADR (a)	84,801	4,907,434
JD.com, Inc. Class A (a)	25,176	752,252
Jiajiayue Group Co., Ltd. Class A	19,100	38,512
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	295,000	165,900
Jiangsu Eastern Shenghong Co., Ltd. Class A	18,800	42,054
Jiangsu Expressway Co., Ltd. Class H	324,299	339,563
Jiangsu Guotai International Group Co., Ltd. Class A	123,100	189,650
Jiangsu Hengli Hydraulic Co., Ltd. Class A	13,282	108,903
Jiangsu Hengrui Medicine Co., Ltd. Class A	43,456	252,052
Jiangsu Hoperun Software Co., Ltd. Class A (a)	18,700	58,503
Jiangsu King's Luck Brewery JSC, Ltd. Class A	10,900	72,288
Security Description	Shares	Value
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	59,600	$ 52,389
Jiangsu Shagang Co., Ltd. Class A	98,800	88,091
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	8,800	188,016
Jiangsu Yangnong Chemical Co., Ltd. Class A	8,800	167,375
Jiangsu Yoke Technology Co., Ltd. Class A	32,100	259,102
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	17,697	77,583
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	46,800	32,291
Jiangxi Copper Co., Ltd. Class H	239,578	401,979
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	25,100	100,865
Jiangxi Zhengbang Technology Co., Ltd. Class A	21,800	26,477
Jiayou International Logistics Co., Ltd. Class A	26,923	77,740
Jinke Properties Group Co., Ltd. Class A	83,100	64,274
JinkoSolar Holding Co., Ltd. ADR (a)(b)	3,262	157,522
Jinneng Science&Technology Co., Ltd. Class A	28,300	55,413
JiuGui Liquor Co., Ltd. Class A	400	9,319
Jizhong Energy Resources Co., Ltd. Class A	156,800	174,137
JL Mag Rare-Earth Co., Ltd. Class A	3,500	17,632
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	34,000	65,557
Joinn Laboratories China Co., Ltd. Class A	17,188	311,616
Jointown Pharmaceutical Group Co., Ltd. Class A	25,200	52,717
Joy City Property, Ltd.	92,000	3,759
Joyoung Co., Ltd. Class A	24,200	62,253
JOYY, Inc. ADR	3,605	132,412
Juewei Food Co., Ltd. Class A	8,800	58,402
JW Cayman Therapeutics Co., Ltd. (a)(b)(c)	32,500	33,698
Kama Co., Ltd. Class B (a)	208,849	65,787
Kandi Technologies Group, Inc. (a)	5,055	16,176
KE Holdings, Inc. ADR (a)	20,898	258,508
Keshun Waterproof Technologies Co., Ltd. Class A	6,620	12,097
Kingboard Holdings, Ltd.	91,200	443,691
KingClean Electric Co., Ltd. Class A	21,940	72,337
Kingdee International Software Group Co., Ltd. (a)	204,000	453,773

See accompanying notes to financial statements.
95

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	504	$ 3,059
Kingsoft Corp., Ltd.	90,000	291,902
Kintor Pharmaceutical, Ltd. (a)(c)	29,000	36,105
Konka Group Co., Ltd. Class B	328,200	87,588
Koolearn Technology Holding, Ltd. (a)(b)(c)	152,000	77,054
Kuaishou Technology (a)(c)	74,694	707,702
Kuang-Chi Technologies Co., Ltd. Class A (a)	36,300	98,182
Kunlun Energy Co., Ltd.	372,000	324,432
Kunshan Kersen Science & Technology Co., Ltd. Class A (a)	41,500	57,268
Kweichow Moutai Co., Ltd. Class A	7,971	2,158,465
KWG Group Holdings, Ltd. (a)(b)	152,451	63,072
KWG Living Group Holdings, Ltd.	70,225	26,184
Launch Tech Co., Ltd. Class H (a)	20,600	6,655
LB Group Co., Ltd. Class A	4,800	17,489
Lee & Man Paper Manufacturing, Ltd.	195,000	101,840
Lenovo Group, Ltd. (b)	653,703	711,182
Lens Technology Co., Ltd. Class A	8,300	15,258
LexinFintech Holdings, Ltd. ADR (a)	6,636	17,386
Li Auto, Inc. ADR (a)	11,228	289,795
Li Ning Co., Ltd.	204,757	1,767,446
Lier Chemical Co., Ltd. Class A	4,900	22,122
Lifetech Scientific Corp. (a)(b)	218,000	72,932
Lingyi iTech Guangdong Co. Class A (a)	42,600	34,090
Livzon Pharmaceutical Group, Inc. Class H	36,097	129,751
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	5,900	20,958
Longfor Group Holdings, Ltd. (c)	116,000	596,930
LONGi Green Energy Technology Co., Ltd. Class A	45,780	520,606
Lu Thai Textile Co., Ltd. Class B	54,900	26,639
Luenmei Quantum Co., Ltd. Class A	33,500	37,732
Lufax Holding, Ltd. ADR (a)	11,237	62,590
Luokung Technology Corp. (a)	70,767	36,353
Luoyang Glass Co., Ltd. Class H (a)(b)	54,000	80,813
Lushang Health Industry Development Co., Ltd. Class A	300	519
Luxshare Precision Industry Co., Ltd. Class A	55,108	275,188
Luye Pharma Group, Ltd. (a)(b)(c)	180,500	69,145
Luzhou Laojiao Co., Ltd. Class A	10,100	295,740
Security Description	Shares	Value
Maanshan Iron & Steel Co., Ltd. Class A	213,400	$ 133,121
Mango Excellent Media Co., Ltd. Class A	1,400	6,872
Markor International Home Furnishings Co., Ltd. Class A (a)	86,900	45,995
Maxscend Microelectronics Co., Ltd. Class A	1,620	53,570
Mayinglong Pharmaceutical Group Co., Ltd. Class A	18,600	66,863
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	44,200	41,010
Meituan Class B (a)(c)	350,938	6,972,694
Metallurgical Corp. of China, Ltd. Class H (b)	385,000	104,221
Microport Scientific Corp. (a)(b)	65,563	148,851
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	9,500	184,131
Ming Yuan Cloud Group Holdings, Ltd. (b)	44,000	60,566
Minth Group, Ltd.	70,000	172,689
MLS Co., Ltd. Class A	29,300	53,356
Montnets Cloud Technology Group Co., Ltd. Class A (a)	19,800	38,614
Muyuan Foods Co., Ltd. Class A	35,714	319,891
NanJi E-Commerce Co., Ltd. Class A	36,600	31,364
Nanjing Hanrui Cobalt Co., Ltd. Class A	1,000	9,978
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	15,544	76,837
NARI Technology Co., Ltd. Class A	38,100	188,997
National Agricultural Holdings, Ltd. (a)(b)(d)	112,000	—
NAURA Technology Group Co., Ltd. Class A	700	30,214
NavInfo Co., Ltd. Class A (a)	25,700	56,557
NetDragon Websoft Holdings, Ltd.	51,500	107,848
NetEase, Inc. ADR	37,508	3,364,093
New China Life Insurance Co., Ltd. Class A	9,600	53,428
New China Life Insurance Co., Ltd. Class H	70,600	197,428
New Hope Liuhe Co., Ltd. Class A (a)	30,800	82,384
New Oriental Education & Technology Group, Inc. ADR (a)	138,876	159,707
Newborn Town, Inc. (a)	142,000	62,737
Newland Digital Technology Co., Ltd. Class A	20,399	54,114
Ningbo Huaxiang Electronic Co., Ltd. Class A	22,500	57,596

See accompanying notes to financial statements.
96

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ningbo Jifeng Auto Parts Co., Ltd. Class A	39,100	$ 56,235
Ningbo Orient Wires & Cables Co., Ltd. Class A	2,700	21,925
Ningbo Sanxing Medical Electric Co., Ltd. Class A	39,800	68,715
Ningbo Tuopu Group Co., Ltd. Class A	27,400	245,163
Ningbo Xusheng Auto Technology Co., Ltd. Class A	11,400	55,850
NIO, Inc. ADR (a)	116,040	2,442,642
Niu Technologies ADR (a)	3,433	33,163
Noah Holdings, Ltd. ADR (a)	2,550	60,001
Nongfu Spring Co., Ltd. Class H (b)(c)	55,000	293,211
Offcn Education Technology Co., Ltd. Class A (a)	25,100	22,182
Offshore Oil Engineering Co., Ltd. Class A	26,700	18,002
Oppein Home Group, Inc. Class A	12,180	224,486
Orient Securities Co., Ltd. Class A	32,700	56,560
PCI-Suntek Technology Co., Ltd. Class A	48,290	56,672
People's Insurance Co. Group of China, Ltd. Class A	23,400	16,883
People's Insurance Co. Group of China, Ltd. Class H	497,000	163,099
Perfect World Co., Ltd. Class A	18,200	36,870
PetroChina Co., Ltd. Class H	937,208	485,873
Pharmaron Beijing Co., Ltd. Class A	6,400	118,965
PhiChem Corp. Class A	10,500	48,728
PICC Property & Casualty Co., Ltd. Class H	750,433	768,505
Pinduoduo, Inc. ADR (a)	32,894	1,319,378
Ping An Bank Co., Ltd. Class A	136,800	331,435
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	32,600	85,752
Ping An Insurance Group Co. of China, Ltd. Class A	42,300	322,842
Ping An Insurance Group Co. of China, Ltd. Class H	480,682	3,415,731
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	111,200	299,892
Poly Developments & Holdings Group Co., Ltd. Class A	56,600	157,814
Poly Property Group Co., Ltd.	246,000	62,196
Pop Mart International Group, Ltd. (b)(c)	22,800	100,151
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	384,000	311,362
Qianhe Condiment & Food Co., Ltd. Class A	25,340	69,736
Qingdao East Steel Tower Stock Co., Ltd. Class A	50,200	90,071
Qudian, Inc. ADR (a)(b)	12,237	14,440
Security Description	Shares	Value
Qutoutiao, Inc. ADR (a)(b)	8,219	$ 12,411
Rainbow Digital Commercial Co., Ltd. Class A	31,200	29,882
Red Avenue New Materials Group Co., Ltd. Class A	2,100	11,919
RLX Technology, Inc. ADR (a)(b)	56,872	101,801
Roshow Technology Co., Ltd. Class A (a)	24,100	42,254
SAIC Motor Corp., Ltd. Class A	34,700	92,925
Sailun Group Co., Ltd. Class A	76,800	119,287
Sany Heavy Industry Co., Ltd. Class A	46,300	127,782
Satellite Chemical Co., Ltd. Class A	32,240	200,100
SDIC Capital Co., Ltd. Class A	46,172	51,277
Seazen Group, Ltd. (a)	144,952	78,108
Seazen Holdings Co., Ltd. Class A	15,000	76,015
SF Holding Co., Ltd. Class A	15,300	110,145
Shaanxi Coal Industry Co., Ltd. Class A	66,900	173,360
Shandong Airlines Co., Ltd. Class B (a)	77,200	30,953
Shandong Chenming Paper Holdings, Ltd. Class H (b)	56,350	22,378
Shandong Dawn Polymer Co., Ltd. Class A	6,100	16,509
Shandong Denghai Seeds Co., Ltd. Class A	3,600	13,537
Shandong Gold Mining Co., Ltd. Class A	37,460	126,871
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	16,900	51,461
Shandong Linglong Tyre Co., Ltd. Class A	16,000	55,626
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	126,100	86,807
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	200,800	215,123
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	57,400	88,974
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (a)	24,160	34,557
Shang Gong Group Co., Ltd. Class B (a)	167,500	63,147
Shanghai AtHub Co., Ltd. Class A	24,220	137,199
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	23,240	131,904
Shanghai Baosight Software Co., Ltd. Class A	11,010	84,551
Shanghai Baosight Software Co., Ltd. Class B	58,808	239,349

See accompanying notes to financial statements.
97

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Belling Co., Ltd. Class A	19,600	$ 60,238
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	119,200	77,838
Shanghai Daimay Automotive Interior Co., Ltd. Class A	24,037	54,298
Shanghai Electric Group Co., Ltd. Class H	398,418	104,801
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	28,345	101,403
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	11,800	99,131
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	32,000	156,498
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(b)	36,000	108,027
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	167,000	79,540
Shanghai Haixin Group Co. Class B	198,613	64,152
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	10,100	51,071
Shanghai Henlius Biotech, Inc. Class H (a)(b)(c)	1,400	3,718
Shanghai Highly Group Co., Ltd. Class B	136,100	68,458
Shanghai Industrial Holdings, Ltd.	42,000	63,069
Shanghai Industrial Urban Development Group, Ltd.	43,000	3,898
Shanghai International Airport Co., Ltd. Class A (a)	14,700	113,930
Shanghai International Port Group Co., Ltd. Class A	111,800	96,335
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	119,796	70,799
Shanghai Jinjiang International Travel Co., Ltd. Class B	53,974	79,126
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	25,900	60,791
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	101,800	241,827
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	285,600	163,363
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	173,064	161,988
Shanghai M&G Stationery, Inc. Class A	8,996	69,269
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	52,084	64,324
Shanghai New Power Automotive Technology Co., Ltd. Class B	200,600	110,531
Security Description	Shares	Value
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	18,600	$ 71,815
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	61,500	118,580
Shanghai Pudong Development Bank Co., Ltd. Class A	83,600	105,354
Shanghai Putailai New Energy Technology Co., Ltd. Class A	12,040	266,552
Shanghai RAAS Blood Products Co., Ltd. Class A	45,800	43,216
Shanghai Runda Medical Technology Co., Ltd. Class A	31,400	60,494
Shanghai Wanye Enterprises Co., Ltd. Class A	32,600	109,897
Shanghai Weaver Network Co., Ltd. Class A	14,884	125,110
Shanghai Yaoji Technology Co., Ltd. Class A	6,300	18,717
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	20,800	44,889
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B (a)	147,200	36,653
Shanxi Blue Flame Holding Co., Ltd. Class A	44,000	53,786
Shanxi Coking Coal Energy Group Co., Ltd. Class A	75,370	147,461
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	42,500	111,136
Shanxi Meijin Energy Co., Ltd. Class A (a)	39,100	78,901
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	12,100	485,860
Shengda Resources Co., Ltd. Class A (a)	21,700	44,917
Shengyi Technology Co., Ltd. Class A	21,700	55,104
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	300	4,263
Shenzhen Agricultural Products Group Co., Ltd. Class A	76,400	74,497
Shenzhen Aisidi Co., Ltd. Class A	54,700	74,104
Shenzhen Capchem Technology Co., Ltd. Class A	2,100	26,977
Shenzhen Das Intellitech Co., Ltd. Class A	124,983	65,168
Shenzhen Ellassay Fashion Co., Ltd. Class A	26,180	50,973
Shenzhen Expressway Corp., Ltd. Class H	29,000	30,550
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	41,200	65,031
Shenzhen Gas Corp., Ltd. Class A	49,400	55,485
Shenzhen Gongjin Electronics Co., Ltd. Class A	30,300	36,753

See accompanying notes to financial statements.
98

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shenzhen Goodix Technology Co., Ltd. Class A	900	$ 10,052
Shenzhen H&T Intelligent Control Co., Ltd. Class A	24,200	67,094
Shenzhen Huaqiang Industry Co., Ltd. Class A	22,500	44,694
Shenzhen Investment, Ltd.	304,197	67,976
Shenzhen Kangtai Biological Products Co., Ltd. Class A	3,400	49,944
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	15,300	32,344
Shenzhen Kinwong Electronic Co., Ltd. Class A	13,320	49,351
Shenzhen Megmeet Electrical Co., Ltd. Class A	15,100	55,018
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	4,200	203,281
Shenzhen MTC Co., Ltd. Class A (a)	139,800	80,382
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	99,493	60,341
Shenzhen SC New Energy Technology Corp. Class A	600	6,938
Shenzhen SDG Information Co., Ltd. Class A (a)	28,500	25,366
Shenzhen Senior Technology Material Co., Ltd. Class A	8,436	50,206
Shenzhen Sunlord Electronics Co., Ltd. Class A	14,300	57,578
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	17,900	33,865
Shenzhen World Union Group, Inc. Class A	14,800	11,237
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	15,500	13,551
Shenzhen Ysstech Info-tech Co., Ltd. Class A	152,300	293,655
Shenzhen Zhenye Group Co., Ltd. Class A	65,700	53,300
Shenzhou International Group Holdings, Ltd.	48,187	644,840
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	57,800	60,367
Shimao Group Holdings, Ltd. (b)	139,500	78,733
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	13,500	36,854
Sichuan New Energy Power Co., Ltd. (a)	15,900	48,791
Sichuan Yahua Industrial Group Co., Ltd. Class A	3,800	17,276
Sinofibers Technology Co., Ltd. Class A	1,900	15,399
Sinoma Science & Technology Co., Ltd. Class A	25,000	95,619
Sino-Ocean Group Holding, Ltd.	759,711	162,004
Security Description	Shares	Value
Sinopec Oilfield Service Corp. Class A (a)	151,500	$ 47,253
Sinopec Oilfield Service Corp. Class H (a)	6,000	490
Sinopec Shanghai Petrochemical Co., Ltd. Class H	554,878	115,490
Sinopharm Group Co., Ltd. Class H	109,200	249,316
Sinotrans, Ltd. Class H	211,000	66,010
Sinotruk Hong Kong, Ltd.	32,000	49,033
SITC International Holdings Co., Ltd.	174,000	616,556
Skshu Paint Co., Ltd. Class A	17,119	239,037
Skyworth Digital Co., Ltd. Class A	37,200	82,743
Smoore International Holdings, Ltd. (b)(c)	117,000	280,869
Sohu.com, Ltd. ADR (a)	4,086	68,727
SooChow Securities Co., Ltd. Class A	48,790	57,566
SOS, Ltd. (a)	32,662	17,526
South Manganese Investment, Ltd. (a)(b)	486,000	62,678
State Grid Information & Communication Co., Ltd. Class A	6,300	14,837
STO Express Co., Ltd. Class A (a)	20,794	24,338
Sun Art Retail Group, Ltd. (b)	209,500	76,241
Sunac China Holdings, Ltd. (b)	222,000	129,831
Sunac Services Holdings, Ltd. (a)(b)(c)	8,751	5,420
Sungrow Power Supply Co., Ltd. Class A	15,000	253,446
Suning Universal Co., Ltd. Class A (a)	88,100	61,897
Sunny Optical Technology Group Co., Ltd.	63,629	1,024,544
Sunresin New Materials Co., Ltd. Class A	1,700	21,185
Sunward Intelligent Equipment Co., Ltd. Class A	75,800	87,883
Sunwoda Electronic Co., Ltd. Class A	18,600	80,575
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	16,000	47,082
Suzhou Maxwell Technologies Co., Ltd. Class A	540	44,759
Taiji Computer Corp., Ltd. Class A	16,879	56,608
TAL Education Group ADR (a)	38,152	114,838
TCL Electronics Holdings, Ltd.	120,000	51,332
Tencent Holdings, Ltd.	505,296	24,144,056
Tencent Music Entertainment Group ADR (a)	17,225	83,886
Tianfeng Securities Co., Ltd. Class A	50,610	27,664

See accompanying notes to financial statements.
99

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	27,900	$ 187,667
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	34,345	36,749
Tianma Microelectronics Co., Ltd. Class A	23,500	38,685
Tianneng Power International, Ltd. (b)	86,000	74,015
Tianshui Huatian Technology Co., Ltd. Class A	53,000	87,748
Tibet Summit Resources Co., Ltd. Class A (a)	9,500	39,583
Times China Holdings, Ltd. (b)	41,000	13,664
Tingyi Cayman Islands Holding Corp.	282,383	475,963
Tong Ren Tang Technologies Co., Ltd. Class H	122,000	104,219
Tongcheng Travel Holdings, Ltd. (a)	46,800	83,663
TongFu Microelectronics Co., Ltd. Class A	29,700	77,571
Tongwei Co., Ltd. Class A	32,000	215,195
Topchoice Medical Corp. Class A (a)	8,800	198,343
TravelSky Technology, Ltd. Class H	90,000	129,862
Trip.com Group, Ltd. ADR (a)	36,457	842,886
Tsingtao Brewery Co., Ltd. Class H	60,000	477,309
Tuya, Inc. ADR (a)	8,782	25,995
UE Furniture Co., Ltd. Class A	39,297	57,199
Unigroup Guoxin Microelectronics Co., Ltd. Class A	8,800	283,542
Uni-President China Holdings, Ltd.	173,000	150,878
Unisplendour Corp., Ltd. Class A	20,820	64,119
Universal Scientific Industrial Shanghai Co., Ltd. Class A	21,700	41,430
Up Fintech Holding, Ltd. ADR (a)(b)	15,522	76,058
Uxin, Ltd. ADR (a)(b)	49,551	50,542
Valiant Co., Ltd. Class A	24,700	70,387
Vatti Corp., Ltd. Class A	34,600	29,977
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	4,500	9,309
Vipshop Holdings, Ltd. ADR (a)	37,552	337,968
Visionox Technology, Inc. Class A (a)	32,800	36,633
Visual China Group Co., Ltd. Class A	22,800	58,184
Viva Biotech Holdings (b)(c)	24,500	9,698
Vnet Group, Inc. ADR (a)	9,333	54,411
Walvax Biotechnology Co., Ltd. Class A	7,000	60,505
Wangneng Environment Co., Ltd. Class A	21,500	62,521
Security Description	Shares	Value
Wanhua Chemical Group Co., Ltd. Class A	16,900	$ 215,346
Want Want China Holdings, Ltd.	917,287	848,017
Wasu Media Holding Co., Ltd. Class A	36,500	46,573
Weibo Corp. ADR (a)	3,908	95,785
Weichai Power Co., Ltd. Class A	116,400	244,788
Weichai Power Co., Ltd. Class H	48,000	75,879
Weimob, Inc. (a)(b)(c)	189,000	124,529
West China Cement, Ltd.	358,000	57,142
Westone Information Industry, Inc. Class A	10,800	77,256
Will Semiconductor Co., Ltd. Shanghai Class A	5,600	170,609
Wingtech Technology Co., Ltd. Class A	2,500	32,017
Winning Health Technology Group Co., Ltd. Class A	94,600	139,931
Wuhan Department Store Group Co., Ltd. Class A	1,000	1,612
Wuhan Guide Infrared Co., Ltd. Class A	45,210	121,427
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	23,700	87,548
Wuliangye Yibin Co., Ltd. Class A	26,344	643,484
WUS Printed Circuit Kunshan Co., Ltd. Class A	23,950	49,952
WuXi AppTec Co., Ltd. Class A	29,940	530,026
Wuxi Biologics Cayman, Inc. (a)(c)	260,280	2,161,965
Wuxi Shangji Automation Co., Ltd. Class A	12,730	274,930
Wuxi Taiji Industry Co., Ltd. Class A	43,200	48,929
X Financial ADR (a)	20,634	56,950
XD, Inc. (a)(b)	35,600	110,463
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	22,400	33,734
Xiamen Faratronic Co., Ltd. Class A	9,000	284,953
Xiamen Intretech, Inc. Class A	15,360	59,305
Xiamen ITG Group Corp., Ltd. Class A	45,200	55,111
Xiamen Jihong Technology Co., Ltd. Class A	10,600	24,880
Xiamen Kingdomway Group Co. Class A	21,600	102,010
Xiangpiaopiao Food Co., Ltd. Class A	11,100	22,871
Xianhe Co., Ltd. Class A	1,000	4,091
Xiaomi Corp. Class B (a)(c)	966,443	1,720,282
Xilinmen Furniture Co., Ltd. Class A	27,900	127,368
Xinhuanet Co., Ltd. Class A	16,100	44,130

See accompanying notes to financial statements.
100

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	31,000	$ 64,118
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	28,859	43,557
Xinjiang Xintai Natural Gas Co., Ltd. Class A	21,792	75,179
Xinte Energy Co., Ltd. Class H	28,800	70,976
Xinyi Solar Holdings, Ltd.	340,228	600,397
XPeng, Inc. ADR (a)	16,724	461,415
Xtep International Holdings, Ltd. (b)	119,500	181,278
Yadea Group Holdings, Ltd. (c)	92,000	142,381
Yangzijiang Shipbuilding Holdings, Ltd.	294,600	333,054
Yankuang Energy Group Co., Ltd. Class H	218,882	649,821
Yantai Changyu Pioneer Wine Co., Ltd. Class B	31,253	44,457
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	40,100	81,361
Yantai Eddie Precision Machinery Co., Ltd. Class A	23,881	89,722
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	9,900	65,734
Yantai Zhenghai Magnetic Material Co., Ltd. Class A	19,000	39,568
Yatsen Holding, Ltd. ADR (a)	19,667	13,501
Yeahka, Ltd. (a)(b)	10,400	32,004
YGSOFT, Inc. Class A	54,832	65,386
Yidu Tech, Inc. (a)(b)(c)	38,600	48,254
Yifan Pharmaceutical Co., Ltd. Class A	25,100	58,914
Yifeng Pharmacy Chain Co., Ltd. Class A	15,798	99,545
Yihai International Holding, Ltd. (a)(b)	22,000	63,207
Yixintang Pharmaceutical Group Co., Ltd. Class A	13,500	50,571
Yonghui Superstores Co., Ltd. Class A	62,400	41,481
Yonyou Network Technology Co., Ltd. Class A	24,420	88,092
Youdao, Inc. ADR (a)	8,782	62,352
YTO Express Group Co., Ltd. Class A	30,900	83,966
Yum China Holdings, Inc.	36,938	1,534,405
Yunda Holding Co., Ltd. Class A	24,830	68,684
Yunnan Energy New Material Co., Ltd. Class A	11,000	381,216
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	109,700	235,364
Zai Lab, Ltd. ADR (a)	5,838	256,755
ZBOM Home Collection Co., Ltd. Class A	700	2,793
Zhaojin Mining Industry Co., Ltd. Class H	71,500	63,088
Security Description	Shares	Value
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	154,218	$ 152,321
Zhejiang Crystal-Optech Co., Ltd. Class A	24,100	42,368
Zhejiang Dahua Technology Co., Ltd. Class A	20,200	52,663
Zhejiang Dingli Machinery Co., Ltd. Class A	12,120	85,705
Zhejiang Expressway Co., Ltd. Class H	210,000	176,444
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	45,800	52,091
Zhejiang Huayou Cobalt Co., Ltd. Class A	3,100	47,759
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	17,836	82,660
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	15,280	62,703
Zhejiang Jingu Co., Ltd. Class A (a)	8,500	9,185
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	32,760	51,864
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	95,200	64,036
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	42,100	97,688
Zhejiang Longsheng Group Co., Ltd. Class A	22,500	38,634
Zhejiang Medicine Co., Ltd. Class A	25,100	61,761
Zhejiang Meida Industrial Co., Ltd. Class A	39,100	83,828
Zhejiang NHU Co., Ltd. Class A	17,320	86,435
Zhejiang Semir Garment Co., Ltd. Class A	30,400	32,564
Zhejiang Shibao Co., Ltd. Class A (a)	63,600	56,305
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	500	4,632
Zhejiang Supor Co., Ltd. Class A (a)	8,990	70,851
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	40,700	66,678
Zhejiang Yasha Decoration Co., Ltd. Class A	76,300	69,352
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	38,107	229,551
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (b)	45,200	50,156
Zhihu, Inc. ADR (a)(b)	9,658	23,372
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	21,700	73,983
Zhongsheng Group Holdings, Ltd.	50,500	357,241
Zhongtian Financial Group Co., Ltd. Class A (a)	105,100	42,053

See accompanying notes to financial statements.
101

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co., Ltd.	72,300	$ 283,886
Zijin Mining Group Co., Ltd. Class H	924,506	1,423,697
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A (a)	96,300	100,728
ZTE Corp. Class A	10,500	39,531
ZTE Corp. Class H	91,640	187,460
ZTO Express Cayman, Inc. ADR	41,247	1,031,175
		208,054,189
HONG KONG — 0.6%
CT Environmental Group Ltd (a)(d)	438,000	—
Alibaba Pictures Group, Ltd. (a)	1,090,107	90,478
China Fiber Optic Network System Group, Ltd. (d)	686,800	—
China First Capital Group, Ltd. (a)	66,800	2,431
China High Speed Transmission Equipment Group Co., Ltd. (a)	8,000	4,852
China Huishan Dairy Holdings Co., Ltd. (b)(d)	549,000	—
China Investment Fund Co., Ltd. (a)	24,000	12,197
Chongsing Holdings,Ltd. (a)(d)	2,260,000	—
Citychamp Watch & Jewellery Group, Ltd. (a)	400,000	51,587
Comba Telecom Systems Holdings, Ltd. (a)(b)	305,847	52,723
Dawnrays Pharmaceutical Holdings, Ltd.	172,000	28,552
Digital China Holdings, Ltd.	127,000	61,786
Fullshare Holdings, Ltd. (a)(b)	31,100	461
Guotai Junan International Holdings, Ltd.	22,000	2,472
Hi Sun Technology China, Ltd. (a)(b)	222,000	28,064
Huabao International Holdings, Ltd. (b)	53,000	29,575
Huiyuan Juice Group, Ltd. (a)(d)	157,000	—
Nine Dragons Paper Holdings, Ltd.	160,000	139,745
Sino Biopharmaceutical, Ltd.	992,000	619,414
Skyworth Group, Ltd. (a)	104,755	53,773
Solargiga Energy Holdings, Ltd. (a)	1,288,000	63,319
SSY Group, Ltd. (b)	304,691	137,728
Tech Pro Technology Development, Ltd. (a)(b)(d)	1,684,800	—
TROOPS, Inc. (a)(b)	15,716	67,422
United Energy Group, Ltd. (b)	270,000	31,029
United Laboratories International Holdings, Ltd.	96,000	50,504
Vinda International Holdings, Ltd. (b)	37,000	83,719
Wasion Holdings, Ltd.	8,000	2,881
Security Description	Shares	Value
WH Group, Ltd. (c)	634,759	$ 401,213
Xinyi Glass Holdings, Ltd.	304,721	739,293
		2,755,218
INDIA — 22.2%
Aarti Drugs, Ltd.	2,901	16,428
Aavas Financiers, Ltd. (a)	7,560	256,352
Acrysil, Ltd.	11,419	125,025
Adani Enterprises, Ltd.	5,095	135,469
Adani Green Energy, Ltd. (a)	31,395	793,296
Adani Ports & Special Economic Zone, Ltd.	96,013	980,973
Adani Power, Ltd. (a)	79,753	194,817
Adani Total Gas, Ltd.	21,146	599,930
Adani Transmission, Ltd. (a)	19,927	622,766
Affle India, Ltd. (a)	741	12,322
AIA Engineering, Ltd.	8,808	188,621
Ajanta Pharma, Ltd.	3,473	82,992
Alembic Pharmaceuticals, Ltd.	10,253	100,345
Alok Industries, Ltd. (a)	343,087	114,777
Amber Enterprises India, Ltd. (a)	532	24,736
APL Apollo Tubes, Ltd. (a)	4,463	53,868
Apollo Hospitals Enterprise, Ltd.	21,591	1,286,798
Apollo Tyres, Ltd.	52,114	131,360
Ashok Leyland, Ltd.	52,008	80,474
Asian Paints, Ltd.	27,369	1,112,440
Astral, Ltd.	2,283	60,949
AstraZeneca Pharma India, Ltd.	8,391	282,581
AU Small Finance Bank, Ltd. (a)(c)	7,479	123,005
Aurobindo Pharma, Ltd.	36,710	323,886
Avenue Supermarts, Ltd. (a)(c)	5,647	298,343
Axis Bank, Ltd. (a)	172,161	1,729,335
Azure Power Global, Ltd. (a)(b)	1,627	27,073
Bajaj Auto, Ltd.	6,469	311,861
Bajaj Electricals, Ltd. (a)	25,265	358,328
Bajaj Finance, Ltd.	18,431	1,765,861
Bajaj Finserv, Ltd.	3,020	679,941
Bajaj Hindusthan Sugar, Ltd. (a)	430,171	80,613
Balkrishna Industries, Ltd.	4,566	128,722
Bandhan Bank, Ltd. (c)	52,583	213,316
Bank of Baroda (a)	48,218	71,015
BEML, Ltd.	7,272	174,552
Bharat Electronics, Ltd.	105,987	294,847
Bharat Forge, Ltd.	28,519	263,681
Bharat Heavy Electricals, Ltd. (a)	243,951	158,878
Bharat Petroleum Corp., Ltd.	60,109	285,057
Bharti Airtel, Ltd. (a)	217,321	2,165,180
Biocon, Ltd. (a)	137,654	609,656
Birlasoft, Ltd.	55,448	332,907
Bosch, Ltd.	774	147,481
Brightcom Group, Ltd. (e)	307,045	399,533
Britannia Industries, Ltd.	4,924	208,358
Can Fin Homes, Ltd.	63,800	531,660
Cholamandalam Financial Holdings, Ltd.	36,094	294,635

See accompanying notes to financial statements.
102

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cholamandalam Investment & Finance Co., Ltd.	65,498	$ 621,010
Cipla, Ltd.	90,886	1,221,069
City Union Bank, Ltd.	249	424
Coal India, Ltd.	142,218	343,557
Crompton Greaves Consumer Electricals, Ltd.	27,971	138,055
Dabur India, Ltd.	35,633	252,147
DCB Bank, Ltd. (a)	74,833	68,537
Deepak Nitrite, Ltd.	2,874	85,101
Dhani Services, Ltd. (a)	22,539	18,546
Dish TV India, Ltd. (a)	142,527	30,753
Dishman Carbogen Amcis, Ltd. (a)	3,772	9,197
Divi's Laboratories, Ltd.	9,396	545,848
Dixon Technologies India, Ltd.	9,639	548,103
DLF, Ltd.	68,687	344,863
Dr Lal PathLabs, Ltd. (c)	8,196	282,379
Dr Reddy's Laboratories, Ltd.	11,067	627,354
Edelweiss Financial Services, Ltd.	38,307	29,675
Eicher Motors, Ltd.	10,397	337,143
Emami, Ltd.	12,310	72,642
Escorts, Ltd.	36,177	807,257
Federal Bank, Ltd.	168,919	217,126
Fine Organic Industries, Ltd.	23	1,216
Fortis Healthcare, Ltd. (a)	47,817	183,254
Future Consumer, Ltd. (a)	365,898	21,971
Future Lifestyle Fashions, Ltd. (a)	33,316	15,081
Future Retail, Ltd. (a)	46,206	19,025
GAIL India, Ltd.	169,145	347,442
Gillette India, Ltd.	971	62,145
Glenmark Pharmaceuticals, Ltd.	19,277	112,444
GMR Infrastructure, Ltd. (a)	651,184	317,535
GMR Power & Urban Infra, Ltd. (a)	68,104	30,199
Godrej Consumer Products, Ltd. (a)	50,095	494,041
Godrej Industries, Ltd. (a)	18,713	114,587
Godrej Properties, Ltd. (a)	2,527	55,766
Granules India, Ltd.	62,849	254,216
Graphite India, Ltd.	2,748	18,236
Grasim Industries, Ltd.	15,090	331,373
GTL Infrastructure, Ltd. (a)	4,228,602	83,707
Gujarat Pipavav Port, Ltd.	45,502	45,877
Havells India, Ltd.	35,850	545,284
HCL Technologies, Ltd.	100,203	1,538,914
HDFC Life Insurance Co., Ltd. (c)	35,564	252,597
HEG, Ltd.	2,031	36,882
Hero MotoCorp, Ltd.	12,618	382,020
HFCL, Ltd.	106,933	111,061
Hikal, Ltd.	9,910	52,614
Hindalco Industries, Ltd.	116,635	876,590
Hindustan Construction Co., Ltd. (a)	632,432	131,035
Security Description	Shares	Value
Hindustan Copper, Ltd.	25,297	$ 37,975
Hindustan Petroleum Corp., Ltd.	54,686	194,387
Hindustan Unilever, Ltd.	87,858	2,375,325
Hindustan Zinc, Ltd.	157,737	645,624
Housing Development Finance Corp., Ltd.	180,055	5,680,019
ICICI Bank, Ltd. ADR	210,473	3,986,359
ICICI Bank, Ltd.	603	5,812
ICICI Lombard General Insurance Co., Ltd. (c)	2,357	41,317
ICICI Prudential Life Insurance Co., Ltd. (c)	11,798	77,989
IDFC First Bank, Ltd. (a)	112,587	58,986
IDFC, Ltd. (a)	165,559	134,916
IIFL Finance, Ltd.	139,668	526,416
India Cements, Ltd.	37,346	103,253
Indiabulls Housing Finance, Ltd.	41,885	87,225
Indiabulls Real Estate, Ltd. (a)	33,432	44,738
IndiaMart InterMesh, Ltd. (c)	416	23,731
Indian Hotels Co., Ltd.	343,271	1,080,437
Indian Oil Corp., Ltd.	227,094	356,487
Indus Towers, Ltd. (a)	74,304	217,739
Infibeam Avenues, Ltd.	929,652	237,397
Info Edge India, Ltd.	3,311	197,041
Infosys, Ltd. ADR	347,186	8,641,460
Inox Wind, Ltd. (a)	62,631	91,581
InterGlobe Aviation, Ltd. (a)(c)	7,510	199,621
IOL Chemicals & Pharmaceuticals, Ltd.	1,985	9,265
Ipca Laboratories, Ltd.	29,664	417,214
ITC, Ltd. GDR	205,886	679,424
Jaiprakash Power Ventures, Ltd. (a)	1,533,121	137,581
Jindal Steel & Power, Ltd.	62,601	440,210
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	2,671	62,417
JSW Energy, Ltd.	25,743	102,666
JSW Steel, Ltd.	152,020	1,469,844
Jubilant Foodworks, Ltd.	9,979	347,207
Jubilant Ingrevia, Ltd.	10,763	63,896
Jubilant Pharmova, Ltd.	10,380	53,171
Just Dial, Ltd. (a)	662	6,215
Karnataka Bank, Ltd.	60,871	44,544
Kaveri Seed Co., Ltd.	11,839	85,463
Kotak Mahindra Bank, Ltd.	87,739	2,030,763
Larsen & Toubro, Ltd. GDR	51,793	1,206,777
Laurus Labs, Ltd. (c)	97,398	758,490
Lemon Tree Hotels, Ltd. (a)(c)	333,941	279,404
LIC Housing Finance, Ltd.	40,421	191,476
Lupin, Ltd.	25,664	253,016
Mahindra & Mahindra Financial Services, Ltd.	81,282	170,716
Mahindra & Mahindra, Ltd.	117,010	1,245,456
MakeMyTrip, Ltd. (a)(b)	11,878	318,687
Manappuram Finance, Ltd.	66,751	100,027
Marico, Ltd.	55,944	371,877
Marksans Pharma, Ltd.	258,462	155,197

See accompanying notes to financial statements.
103

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Maruti Suzuki India, Ltd.	8,746	$ 872,730
Max Financial Services, Ltd. (a)	15,795	157,147
Meghmani Finechem, Ltd. (a)	1,782	22,877
Mindtree, Ltd.	12,369	702,376
Motherson Sumi Systems, Ltd.	97,933	180,228
Motherson Sumi Wiring India, Ltd. (a)	102,423	87,115
Muthoot Finance, Ltd.	10,809	189,855
Natco Pharma, Ltd.	9,786	97,653
Navin Fluorine International, Ltd.	6,144	330,994
NCC, Ltd.	86,278	66,665
Nestle India, Ltd.	2,303	528,240
NOCIL, Ltd.	14,872	48,850
NTPC, Ltd.	155,591	277,199
Oberoi Realty, Ltd. (a)	307	3,808
Oil & Natural Gas Corp., Ltd.	364,848	789,160
Olectra Greentech, Ltd. (a)	16,263	143,700
Page Industries, Ltd.	833	474,784
PI Industries, Ltd.	9,486	352,982
Piramal Enterprises, Ltd.	4,909	141,676
PNB Housing Finance, Ltd. (a)(c)	43,517	216,422
Power Finance Corp., Ltd.	84,579	125,683
Power Grid Corp. of India, Ltd.	117,529	336,262
Rajesh Exports, Ltd.	27,478	250,611
RattanIndia Infrastructure, Ltd. (a)	238,667	145,358
RattanIndia Power, Ltd. (a)	1,613,650	113,930
Raymond, Ltd. (a)	9,486	106,991
RBL Bank, Ltd. (a)(c)	57,026	97,985
REC, Ltd.	75,759	123,024
Reliance Industries, Ltd. GDR (c)	143,311	9,888,459
Reliance Infrastructure, Ltd. (a)	79,189	117,360
Reliance Power, Ltd. (a)	552,406	98,416
Religare Enterprises, Ltd. (a)	41,901	71,996
Repco Home Finance, Ltd.	105,112	244,695
SBI Life Insurance Co., Ltd. (c)	19,835	293,553
Sequent Scientific, Ltd.	111,605	197,067
Shilpa Medicare, Ltd.	13,087	68,773
Shree Renuka Sugars, Ltd. (a)	248,965	116,967
Shriram City Union Finance, Ltd.	7,575	162,356
Shriram Transport Finance Co., Ltd.	20,486	306,810
Siemens, Ltd.	29,061	908,245
Solara Active Pharma Sciences, Ltd.	1,120	9,845
South Indian Bank, Ltd. (a)	506,967	50,178
SpiceJet, Ltd. (a)	64,925	46,611
State Bank of India	175,653	1,144,092
Steel Authority of India, Ltd.	219,670	285,694
Strides Pharma Science, Ltd.	14,337	65,578
Subex, Ltd.	116,994	49,638
Sun Pharma Advanced Research Co., Ltd. (a)	26,411	103,500
Sun Pharmaceutical Industries, Ltd.	119,362	1,440,929
Suzlon Energy, Ltd. (a)	1,051,920	127,022
Security Description	Shares	Value
Tata Communications, Ltd.	2,984	$ 48,382
Tata Consultancy Services, Ltd.	90,455	4,464,496
Tata Consumer Products, Ltd.	16,073	164,898
Tata Motors, Ltd. (a)	163,636	936,682
Tata Steel, Ltd.	37,451	646,070
Tata Teleservices Maharashtra, Ltd. (a)	212,308	467,064
TCI Express, Ltd.	1,101	24,792
Tech Mahindra, Ltd.	50,165	992,674
Thyrocare Technologies, Ltd. (c)	38,114	389,967
Titan Co., Ltd.	17,539	587,021
Torrent Pharmaceuticals, Ltd.	7,939	292,515
Trent, Ltd.	6,154	103,589
TVS Motor Co., Ltd.	38,875	320,978
Ujjivan Financial Services, Ltd. (a)	17,674	23,756
UltraTech Cement, Ltd.	6,724	585,864
United Breweries, Ltd.	7,468	146,802
United Spirits, Ltd. (a)	49,041	574,933
UPL, Ltd.	43,712	443,956
Vakrangee, Ltd.	164,936	75,530
Vedanta, Ltd.	59,833	318,491
V-Mart Retail, Ltd. (a)	3,135	164,096
Vodafone Idea, Ltd. (a)	739,885	94,225
Wipro, Ltd. ADR	244,938	1,888,472
WNS Holdings, Ltd. ADR (a)	9,506	812,668
Wockhardt, Ltd. (a)	27,097	94,264
Yes Bank, Ltd. (a)	162,974	26,454
Zee Entertainment Enterprises, Ltd.	79,351	301,958
Zydus Lifesciences, Ltd.	26,698	122,788
		106,213,253
INDONESIA — 2.8%
Ace Hardware Indonesia Tbk PT	2,235,700	159,554
Adaro Energy Indonesia Tbk PT	1,886,600	353,347
AKR Corporindo Tbk PT	609,000	38,586
Astra International Tbk PT	2,379,351	1,089,242
Bank Central Asia Tbk PT	6,184,775	3,434,192
Bank Jago Tbk PT (a)	149,400	152,390
Bank Mandiri Persero Tbk PT	2,373,340	1,305,440
Bank MNC Internasional Tbk PT (a)	3,767,900	51,157
Bank Negara Indonesia Persero Tbk PT	522,100	299,901
Bank Rakyat Indonesia Persero Tbk PT	7,219,831	2,342,518
Barito Pacific Tbk PT	1,855,900	116,943
Chandra Asri Petrochemical Tbk PT	144,978	101,951
Charoen Pokphand Indonesia Tbk PT	543,300	213,726
Ciputra Development Tbk PT	862,296	62,439
Gudang Garam Tbk PT	2,300	5,060
Indah Kiat Pulp & Paper Tbk PT	206,000	113,309
Indocement Tunggal Prakarsa Tbk PT	266,025	199,577

See accompanying notes to financial statements.
104

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Kalbe Farma Tbk PT	948,100	$ 106,280
Kresna Graha Investama Tbk PT (a)	8,123,200	34,501
Lippo Karawaci Tbk PT (a)	3,778,310	34,462
Matahari Department Store Tbk PT	19,100	8,245
Media Nusantara Citra Tbk PT	390,700	27,067
Pabrik Kertas Tjiwi Kimia Tbk PT	74,900	36,635
Pakuwon Jati Tbk PT (a)	2,141,000	72,149
Perusahaan Gas Negara Tbk PT (a)	1,496,940	146,437
PP Persero Tbk PT (a)	730,576	50,612
Semen Indonesia Persero Tbk PT	505,700	234,145
Summarecon Agung Tbk PT (a)	918,727	49,255
Surya Semesta Internusa Tbk PT (a)	1,290,000	35,568
Telkom Indonesia Persero Tbk PT	5,374,694	1,713,914
Tower Bersama Infrastructure Tbk PT	1,536,000	306,933
Transcoal Pacific Tbk PT (a)	82,400	59,093
Unilever Indonesia Tbk PT	311,800	79,456
United Tractors Tbk PT	177,545	315,841
Wijaya Karya Persero Tbk PT (a)	691,157	47,882
		13,397,807
MALAYSIA — 3.1%
AEON Credit Service M Bhd	58,850	211,621
Alliance Bank Malaysia Bhd	631,110	564,356
AMMB Holdings Bhd (a)	93,800	82,763
Astro Malaysia Holdings Bhd	178,000	46,566
Axiata Group Bhd	443,783	400,009
Bermaz Auto Bhd	238,680	101,608
British American Tobacco Malaysia Bhd	4,700	13,905
Bursa Malaysia Bhd	317,651	534,109
Cahya Mata Sarawak Bhd	224,700	58,249
Careplus Group Bhd	3,300	518
Carlsberg Brewery Malaysia Bhd Class B	82,703	427,210
CIMB Group Holdings Bhd	487,962	618,548
Datasonic Group Bhd	436,800	49,344
Dayang Enterprise Holdings Bhd	143,850	30,790
Dialog Group Bhd	552,700	360,164
DiGi.Com Bhd	183,900	170,571
Eco World Development Group Bhd	191,600	45,112
Frontken Corp. Bhd	168,100	121,135
Gamuda Bhd	182,867	150,477
Genting Bhd	432,900	481,829
Genting Malaysia Bhd	479,800	340,045
Globetronics Technology Bhd	119,100	43,054
Hartalega Holdings Bhd	90,800	104,734
Hibiscus Petroleum Bhd	217,100	59,377
Hong Leong Bank Bhd	49,000	235,400
IHH Healthcare Bhd	120,300	177,385
Security Description	Shares	Value
IJM Corp. Bhd	922,580	$ 366,421
Inari Amertron Bhd	556,212	406,105
IOI Corp. Bhd	612,796	600,445
IOI Properties Group Bhd	521,316	121,503
KNM Group Bhd (a)	812,000	29,933
Kuala Lumpur Kepong Bhd	48,996	293,644
Malayan Banking Bhd	409,748	871,193
Malaysia Airports Holdings Bhd (a)	121,700	201,157
Maxis Bhd	324,600	303,390
MISC Bhd	75,400	131,801
My EG Services Bhd	765,958	185,808
Padini Holdings Bhd	187,400	153,762
Pentamaster Corp. Bhd	320,175	287,071
Petronas Chemicals Group Bhd	127,800	291,784
PPB Group Bhd	111,420	453,126
Press Metal Aluminium Holdings Bhd	834,270	1,230,150
Public Bank Bhd	1,209,973	1,343,855
RHB Bank Bhd	254,808	361,176
Sapura Energy Bhd (a)	964,500	8,028
Sime Darby Bhd	328,488	187,495
Sime Darby Plantation Bhd	322,599	381,311
Sime Darby Property Bhd	362,788	50,906
Supermax Corp. Bhd	167,834	47,100
Telekom Malaysia Bhd	124,809	145,149
Tenaga Nasional Bhd	227,650	487,270
Top Glove Corp. Bhd	380,900	173,929
Velesto Energy Bhd (a)	752,900	18,801
Yinson Holdings Bhd	126,700	144,636
YTL Corp. Bhd	384,510	53,954
		14,759,782
PAKISTAN — 0.1%
Bank Alfalah, Ltd.	353,417	65,383
Fauji Fertilizer Co., Ltd.	11,248	6,976
Habib Bank, Ltd.	81,508	50,194
Lucky Cement, Ltd. (a)	31,485	109,275
Millat Tractors, Ltd.	30,817	145,715
National Bank of Pakistan	325,000	55,286
Nishat Mills, Ltd.	98,300	45,936
Searle Co., Ltd.	68,608	46,396
United Bank, Ltd.	85,189	63,370
		588,531
PHILIPPINES — 1.2%
Aboitiz Equity Ventures, Inc.	111,920	128,693
Alliance Global Group, Inc.	744,700	180,184
Ayala Land, Inc.	1,162,251	787,263
Bank of the Philippine Islands	93,670	180,298
BDO Unibank, Inc.	186,685	478,753
Bloomberry Resorts Corp. (a)	427,600	56,523
Cebu Air, Inc. (a)	58,930	54,950
Cosco Capital, Inc.	1,393,100	132,997
D&L Industries, Inc.	1,510,900	233,300
DoubleDragon Corp.	488,270	85,680
Globe Telecom, Inc.	2,230	109,464

See accompanying notes to financial statements.
105

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
GT Capital Holdings, Inc.	7,394	$ 78,877
JG Summit Holdings, Inc.	337,642	399,989
Jollibee Foods Corp.	42,330	184,061
LT Group, Inc.	507,200	87,237
Metro Pacific Investments Corp.	1,215,000	89,226
Metropolitan Bank & Trust Co.	87,050	95,890
PLDT, Inc.	17,354	620,444
Puregold Price Club, Inc.	316,950	218,977
SM Investments Corp.	31,325	550,284
SM Prime Holdings, Inc.	982,400	718,598
Universal Robina Corp.	89,730	209,824
		5,681,512
SINGAPORE — 0.0% (f)
Silverlake Axis, Ltd.	222,900	52,705
TAIWAN — 23.6%
Accton Technology Corp.	37,000	287,332
Acer, Inc.	631,395	660,010
Advantech Co., Ltd.	48,082	620,083
ASE Technology Holding Co., Ltd.	408,043	1,474,005
Asia Cement Corp.	476,687	808,579
Asustek Computer, Inc.	117,737	1,534,816
AU Optronics Corp. ADR	145,511	1,008,391
Bank of Kaohsiung Co., Ltd.	280,546	144,917
Baotek Industrial Materials, Ltd. (a)	22,000	24,533
Catcher Technology Co., Ltd.	93,539	471,751
Cathay Financial Holding Co., Ltd.	1,134,580	2,554,156
Center Laboratories, Inc.	65,557	143,234
Chailease Holding Co., Ltd.	110,214	975,141
Chang Hwa Commercial Bank, Ltd.	596,850	398,921
Cheng Shin Rubber Industry Co., Ltd.	119,000	147,237
China Development Financial Holding Corp.	3,016,559	2,021,463
China Steel Chemical Corp.	18,877	76,756
China Steel Corp.	1,543,216	2,097,910
Chroma ATE, Inc.	23,000	144,495
Chung Lien Co., Ltd.	65,000	180,357
Chunghwa Telecom Co., Ltd.	261,074	1,157,231
Compal Electronics, Inc. (a)	880,029	823,160
Compeq Manufacturing Co., Ltd.	47,000	79,231
CTBC Financial Holding Co., Ltd.	2,166,570	2,223,170
Delta Electronics, Inc.	231,986	2,173,996
E.Sun Financial Holding Co., Ltd.	928,200	1,070,695
Eclat Textile Co., Ltd.	36,365	606,052
eCloudvalley Digital Technology Co., Ltd.	15,779	165,767
EirGenix, Inc. (a)	22,000	70,565
Elite Material Co., Ltd.	21,000	189,100
Security Description	Shares	Value
Elite Semiconductor Microelectronics Technology, Inc.	21,000	$ 118,004
eMemory Technology, Inc. (a)	13,318	859,931
ENNOSTAR, Inc. (a)	106,585	265,984
Evergreen Marine Corp. Taiwan, Ltd. (a)	198,663	936,059
Everlight Electronics Co., Ltd.	149,996	255,477
Far Eastern New Century Corp.	782,352	830,096
Far EasTone Telecommunications Co., Ltd. (a)	111,000	284,750
Feng TAY Enterprise Co., Ltd.	54,830	366,471
Firich Enterprises Co., Ltd. (a)	33,640	35,282
First Financial Holding Co., Ltd.	737,315	732,130
FocalTech Systems Co., Ltd.	20,000	101,914
Formosa Chemicals & Fibre Corp.	533,182	1,470,128
Formosa Petrochemical Corp.	183,000	602,304
Formosa Plastics Corp.	571,663	2,124,919
Foxconn Technology Co., Ltd.	216,519	474,579
Fubon Financial Holding Co., Ltd.	902,646	2,410,080
Genius Electronic Optical Co., Ltd.	6,475	102,939
Giant Manufacturing Co., Ltd.	42,000	381,865
Globalwafers Co., Ltd.	15,884	371,993
Himax Technologies, Inc. ADR (b)	18,778	203,929
Hiwin Technologies Corp.	36,717	307,561
Holy Stone Enterprise Co., Ltd.	14,000	58,636
Hon Hai Precision Industry Co., Ltd.	1,250,765	4,627,370
Hotai Motor Co., Ltd.	38,000	793,117
HTC Corp. (a)	107,710	222,551
Hua Nan Financial Holdings Co., Ltd.	893,390	759,264
Innolux Corp.	896,753	525,817
Inventec Corp.	344,000	296,557
ITEQ Corp.	17,267	72,319
King Yuan Electronics Co., Ltd.	326,898	488,895
Largan Precision Co., Ltd.	10,142	667,249
Lite-On Technology Corp.	485,394	1,153,703
Macronix International Co., Ltd.	246,673	345,238
Makalot Industrial Co., Ltd.	45,069	323,253
MediaTek, Inc. (a)	149,601	4,725,369
Medigen Biotechnology Corp. (a)	14,000	25,555
Medigen Vaccine Biologics Corp. (a)	20,000	186,378
Mega Financial Holding Co., Ltd.	895,646	1,341,054
Merry Electronics Co., Ltd.	43,809	130,732
Microbio Co., Ltd. (a)	3,294	7,025
Micro-Star International Co., Ltd.	43,000	195,103
Motech Industries, Inc.	85,869	99,801
Nan Ya Plastics Corp.	817,704	2,659,896
Nanya Technology Corp.	65,000	156,990
Nien Made Enterprise Co., Ltd.	11,000	129,190
Novatek Microelectronics Corp.	72,599	1,080,693

See accompanying notes to financial statements.
106

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Nuvoton Technology Corp.	23,000	$ 153,325
O-Bank Co., Ltd.	811,281	290,234
Oneness Biotech Co., Ltd. (a)	16,000	119,784
PChome Online, Inc.	21,957	69,891
Pegatron Corp.	310,900	785,619
Phoenix Silicon International Corp.	21,320	43,828
Pou Chen Corp.	215,000	236,750
Powertech Technology, Inc.	207,518	688,069
President Chain Store Corp. (a)	49,000	449,784
Promos Technologies, Inc. (d)	2,232	—
Quanta Computer, Inc.	492,729	1,518,523
Radiant Opto-Electronics Corp.	41,000	148,107
RDC Semiconductor Co., Ltd. (a)	10,000	131,058
Realtek Semiconductor Corp.	70,825	1,064,173
RichWave Technology Corp.	14,000	92,840
Ritek Corp. (a)	67,593	21,610
Senhwa Biosciences, Inc. (a)	1,000	2,736
Shanghai Commercial & Savings Bank, Ltd.	347,000	607,975
Shin Kong Financial Holding Co., Ltd.	2,503,143	943,544
Silicon Motion Technology Corp. ADR	3,571	238,614
Simplo Technology Co., Ltd.	16,000	173,394
Sino-American Silicon Products, Inc.	31,000	191,508
SinoPac Financial Holdings Co., Ltd.	1,851,630	1,189,117
Sitronix Technology Corp.	10,000	101,391
Synnex Technology International Corp.	205,000	538,768
TA-I Technology Co., Ltd.	15,750	32,873
Taishin Financial Holding Co., Ltd.	1,063,774	761,125
Taiwan Cement Corp.	844,262	1,470,383
Taiwan Cooperative Financial Holding Co., Ltd.	279,382	288,143
Taiwan FU Hsing Industrial Co., Ltd.	195,000	297,419
Taiwan High Speed Rail Corp.	115,000	115,797
Taiwan Mobile Co., Ltd.	177,260	649,610
Taiwan Paiho, Ltd.	25,000	62,737
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	282,980	29,503,495
Taiwan Surface Mounting Technology Corp.	20,000	82,369
Taiwan Union Technology Corp.	13,000	37,886
Teco Electric and Machinery Co., Ltd.	150,000	168,316
TPK Holding Co., Ltd.	26,000	33,712
Tripod Technology Corp.	150,361	703,222
Unimicron Technology Corp.	96,540	838,995
Uni-President Enterprises Corp.	493,893	1,130,809
United Integrated Services Co., Ltd.	74,755	508,777
Security Description	Shares	Value
United Microelectronics Corp. ADR (b)	254,308	$ 2,319,289
Vanguard International Semiconductor Corp.	22,000	95,597
Voltronic Power Technology Corp.	6,804	346,713
Walsin Lihwa Corp.	498,000	511,010
Walsin Technology Corp. (a)	30,000	148,683
Win Semiconductors Corp.	31,000	287,803
Winbond Electronics Corp.	108,000	117,606
Wistron Corp.	734,976	763,155
Wiwynn Corp.	9,248	329,231
Yageo Corp.	33,134	501,899
Yang Ming Marine Transport Corp. (a)	118,000	512,748
Yuanta Financial Holding Co., Ltd.	1,632,709	1,504,407
Zhen Ding Technology Holding, Ltd.	55,000	206,359
		112,772,014
THAILAND — 3.3%
Advanced Info Service PCL	170,961	1,198,012
Airports of Thailand PCL (a)	371,500	740,207
Bangkok Bank PCL NVDR	29,800	122,785
Bangkok Dusit Medical Services PCL Class F	104,500	78,571
Bangkok Expressway & Metro PCL	1,966,207	514,466
Beauty Community PCL (a)	33,300	1,502
BEC World PCL (a)	29,600	14,956
Bumrungrad Hospital PCL	38,100	179,328
Carabao Group PCL Class F	17,500	56,842
Central Plaza Hotel PCL (a)	51,500	62,342
Charoen Pokphand Foods PCL	250,600	181,638
Chularat Hospital PCL Class F	2,079,200	241,375
CP ALL PCL	720,654	1,408,797
CPN Retail Growth Leasehold REIT	39,200	24,168
Delta Electronics Thailand PCL	31,500	367,579
Electricity Generating PCL	23,599	120,657
Energy Absolute PCL (b)	245,200	722,695
Frasers Property Thailand Industrial Freehold & Leasehold REIT	77,287	27,428
Global Power Synergy PCL Class F	31,300	68,013
Gulf Energy Development PCL	284,000	437,744
Gunkul Engineering PCL	1,695,643	311,080
Hana Microelectronics PCL	110,600	162,158
Ichitan Group PCL	141,600	49,826
Indorama Ventures PCL	178,800	250,051
IRPC PCL	2,475,491	265,045
Jasmine International PCL (a)(b)	661,525	81,174
Kasikornbank PCL	61,954	300,919
Kasikornbank PCL NVDR	95,100	461,914
KCE Electronics PCL (b)	276,270	544,231

See accompanying notes to financial statements.
107

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Krungthai Card PCL	94,500	$ 174,790
Lotus's Retail Growth Freehold & Leasehold Property Fund	290,400	124,021
MC Group PCL	321,100	87,397
Mega Lifesciences PCL	245,000	335,263
Minor International PCL (a)	371,046	373,836
Muangthai Capital PCL	24,900	39,316
PTG Energy PCL	190,700	77,427
PTT Exploration & Production PCL	165,507	716,782
PTT Global Chemical PCL NVDR	83,500	127,447
PTT PCL (b)	793,883	919,233
Siam Cement PCL NVDR	53,200	612,800
Siam Commercial Bank PCL	247,728	849,353
Srisawad Corp. PCL	262,931	450,739
Super Energy Corp. PCL NVDR	1,075,300	28,783
SVI PCL	848,140	212,992
Thai Beverage PCL	1,055,900	557,852
Thai Oil PCL	306,240	476,629
Thai Union Group PCL Class F	232,200	131,987
TMBThanachart Bank PCL	3,500,333	138,961
True Corp. PCL NVDR	1,479,683	229,184
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	71,700	23,936
		15,684,231
UNITED STATES — 0.0% (f)
Ideanomics, Inc. (a)(b)	61,256	68,607
JS Global Lifestyle Co., Ltd. (c)	81,000	95,259
Legend Biotech Corp. ADR (a)	1,713	62,250
		226,116
TOTAL COMMON STOCKS (Cost $409,429,138)		480,185,358

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Frontken Corp. Bhd (expiring 05/03/26) (a)	73,100	6,346
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 8/29/25) (a)	11,785	2,782
TOTAL WARRANTS (Cost $0)		9,128
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (g)(h)	20,796	$ 20,794
State Street Navigator Securities Lending Portfolio II (i)(j)	5,846,325	5,846,325
TOTAL SHORT-TERM INVESTMENTS (Cost $5,867,118)		5,867,119
TOTAL INVESTMENTS — 101.5% (Cost $415,296,256)		486,061,605
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(7,175,142)
NET ASSETS — 100.0%		$ 478,886,463
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.4% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
108

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

See accompanying notes to financial statements.
109

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$466,647,032	$13,538,326	$ 0(a)	$480,185,358
Warrants	9,128	—	—	9,128
Short-Term Investments	5,867,119	—	—	5,867,119
TOTAL INVESTMENTS	$472,523,279	$13,538,326	$ 0	$486,061,605
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2022.
Sector Breakdown as of March 31, 2022

% of Net Assets
Information Technology	22.4%
Financials	19.2
Consumer Discretionary	14.8
Communication Services	9.7
Materials	7.1
Industrials	6.9
Consumer Staples	5.6
Health Care	5.5
Energy	4.6
Utilities	2.3
Real Estate	2.2
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$13,676,578	$13,655,751	$(34)	$ 1	20,796	$ 20,794	$ 116
State Street Navigator Securities Lending Portfolio II	8,324,543	8,324,543	32,625,906	35,104,124	—	—	5,846,325	5,846,325	74,554
Total		$8,324,543	$46,302,484	$48,759,875	$(34)	$ 1		$ 5,867,119	$74,670
See accompanying notes to financial statements.
110

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.2%
APA Group Stapled Security	438,094	$ 3,510,287
BELGIUM — 2.0%
Ageas SA/NV (a)	61,651	3,144,441
Etablissements Franz Colruyt NV (a)	57,489	2,398,693
		5,543,134
CANADA — 20.2%
Allied Properties Real Estate Investment Trust	66,081	2,466,961
Atco, Ltd. Class I	78,023	2,681,660
Bank of Montreal	17,954	2,114,577
Bank of Nova Scotia	32,883	2,358,846
BCE, Inc.	61,309	3,401,556
Canadian Imperial Bank of Commerce	18,087	2,197,432
Canadian Natural Resources, Ltd.	50,446	3,126,396
Canadian Utilities, Ltd. Class A (a)	102,012	3,129,658
Capital Power Corp.	109,444	3,567,083
Emera, Inc.	53,515	2,655,077
Great-West Lifeco, Inc.	89,978	2,653,849
IGM Financial, Inc.	69,811	2,468,718
Keyera Corp. (a)	179,012	4,541,764
Manulife Financial Corp.	121,570	2,594,817
Power Corp. of Canada	76,205	2,361,101
Quebecor, Inc. Class B	98,744	2,355,847
SmartCentres Real Estate Investment Trust	138,754	3,647,007
Sun Life Financial, Inc.	35,289	1,972,037
TC Energy Corp. (a)	70,265	3,966,523
TELUS Corp.	112,552	2,942,995
		57,203,904
CHINA — 4.5%
Beijing Enterprises Holdings, Ltd.	715,500	2,270,370
China Overseas Land & Investment, Ltd.	1,313,000	3,931,589
Guangdong Investment, Ltd.	2,770,000	3,791,710
Longfor Group Holdings, Ltd. (b)	536,500	2,760,803
		12,754,472
FINLAND — 1.3%
Fortum Oyj	87,930	1,617,218
UPM-Kymmene Oyj	58,788	1,940,075
		3,557,293
FRANCE — 2.5%
Bouygues SA	89,741	3,158,267
Rubis SCA	128,711	3,819,419
		6,977,686
Security Description	Shares	Value
GERMANY — 2.3%
Allianz SE	9,750	$ 2,349,208
BASF SE	42,461	2,445,362
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,562	1,774,194
		6,568,764
HONG KONG — 9.1%
CK Infrastructure Holdings, Ltd.	481,319	3,223,585
CLP Holdings, Ltd.	238,500	2,325,188
Henderson Land Development Co., Ltd.	758,000	3,155,349
Link REIT	311,700	2,666,688
New World Development Co., Ltd.	1,029,500	4,186,937
Power Assets Holdings, Ltd.	565,695	3,687,556
Sino Land Co., Ltd.	2,718,000	3,526,174
Sun Hung Kai Properties, Ltd.	260,500	3,113,466
		25,884,943
JAPAN — 11.9%
Asahi Holdings, Inc.	145,400	2,713,335
Daiwa Office Investment Corp. REIT	429	2,675,617
Denka Co., Ltd.	68,300	1,913,244
Electric Power Development Co., Ltd.	230,900	3,325,341
ENEOS HoldingS, Inc.	773,600	2,919,125
Fukuoka Financial Group, Inc. (a)	138,800	2,714,819
Japan Metropolitan Fund Invest REIT	3,484	2,956,556
Mitsubishi UFJ Financial Group, Inc.	401,500	2,515,019
MS&AD Insurance Group Holdings, Inc.	72,880	2,388,603
SBI Holdings, Inc. (a)	81,600	2,084,119
Sumitomo Mitsui Trust Holdings, Inc. (a)	63,100	2,080,026
Takeda Pharmaceutical Co., Ltd.	119,600	3,446,845
Tokio Marine Holdings, Inc.	34,500	2,026,084
		33,758,733
MEXICO — 1.0%
Arca Continental SAB de CV	426,759	2,894,351
NETHERLANDS — 0.8%
Koninklijke Vopak NV	69,025	2,255,636
NORWAY — 1.2%
Telenor ASA	239,527	3,472,101
PORTUGAL — 0.8%
EDP - Energias de Portugal SA	454,408	2,257,491
SINGAPORE — 0.9%
Singapore Technologies Engineering, Ltd.	876,500	2,668,327

See accompanying notes to financial statements.
111

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 1.3%
KT&G Corp.	55,931	$ 3,723,965
SPAIN — 1.8%
Enagas SA	221,134	4,957,803
SWEDEN — 1.1%
Intrum AB	110,583	3,024,616
SWITZERLAND — 8.0%
Adecco Group AG (c)	60,361	2,755,518
Baloise Holding AG	13,309	2,387,738
Banque Cantonale Vaudoise	32,791	2,857,743
Helvetia Holding AG	19,971	2,619,397
Novartis AG	25,545	2,255,400
Sulzer AG (a)	27,768	2,320,412
Swiss Life Holding AG	3,147	2,031,999
Swisscom AG (a)	4,569	2,755,550
Zurich Insurance Group AG (c)	5,588	2,773,810
		22,757,567
UNITED KINGDOM — 5.8%
Ashmore Group PLC	802,300	2,457,067
BAE Systems PLC	327,370	3,092,223
IG Group Holdings PLC	250,426	2,700,436
Legal & General Group PLC	787,720	2,821,053
Primary Health Properties PLC REIT (a)	1,259,947	2,460,163
Tate & Lyle PLC	286,513	2,762,133
		16,293,075
UNITED STATES — 21.5%
B&G Foods, Inc.	117,142	3,160,491
Brandywine Realty Trust REIT	256,727	3,630,120
GlaxoSmithKline PLC	135,549	2,939,769
H&R Block, Inc.	129,229	3,365,123
Healthcare Services Group, Inc.	161,742	3,003,549
Highwoods Properties, Inc. REIT	61,903	2,831,443
International Business Machines Corp.	22,824	2,967,576
LTC Properties, Inc. REIT (a)	115,752	4,452,979
LyondellBasell Industries NV Class A	30,970	3,184,335
Mercury General Corp.	49,198	2,705,890
Northwest Bancshares, Inc.	211,382	2,855,771
NorthWestern Corp. (a)	45,706	2,764,756
Philip Morris International, Inc.	31,385	2,948,307
Pinnacle West Capital Corp.	41,276	3,223,656
Security Description	Shares	Value
South Jersey Industries, Inc.	116,362	$ 4,020,307
Universal Corp.	61,904	3,594,765
Unum Group	98,527	3,104,586
Verizon Communications, Inc.	56,130	2,859,262
Western Union Co.	175,548	3,289,770
		60,902,455
TOTAL COMMON STOCKS (Cost $276,577,206)		280,966,603

SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d)(e)	281,460	281,432
State Street Navigator Securities Lending Portfolio II (f)(g)	13,273,992	13,273,992
TOTAL SHORT-TERM INVESTMENTS (Cost $13,555,408)		13,555,424
TOTAL INVESTMENTS — 104.0% (Cost $290,132,614)		294,522,027
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(11,356,711)
NET ASSETS — 100.0%		$ 283,165,316
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
112

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

See accompanying notes to financial statements.
113

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

See accompanying notes to financial statements.
114

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$280,966,603	$—	$—	$280,966,603
Short-Term Investments	13,555,424	—	—	13,555,424
TOTAL INVESTMENTS	$294,522,027	$—	$—	$294,522,027
Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	24.4%
Utilities	20.1
Real Estate	17.1
Consumer Staples	7.6
Industrials	7.1
Communication Services	6.3
Energy	5.9
Materials	4.3
Health Care	3.0
Information Technology	2.2
Consumer Discretionary	1.2
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(4.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	509,225	$ 509,327	$ 9,073,125	$ 9,301,028	$ (8)	$16	281,460	$ 281,432	$ 92
State Street Navigator Securities Lending Portfolio II	20,255,614	20,255,614	102,186,433	109,168,055	—	—	13,273,992	13,273,992	29,105
Total		$20,764,941	$ 111,259,558	$ 118,469,083	$ (8)	$16		$13,555,424	$29,197
See accompanying notes to financial statements.
115

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 8.7%
Atlas Arteria, Ltd. Stapled Security	1,913,825	$ 9,413,571
Qube Holdings, Ltd.	3,831,970	9,006,941
Transurban Group Stapled Security	2,476,615	25,200,472
		43,620,984
BRAZIL — 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	69,516	683,342
Cia Energetica de Minas Gerais ADR	229,358	738,533
		1,421,875
CANADA — 10.1%
Enbridge, Inc. (a)	533,127	24,563,836
Enbridge, Inc. (a)(b)	828	38,163
Gibson Energy, Inc.	42,155	844,079
Keyera Corp.	63,476	1,610,467
Pembina Pipeline Corp.	157,988	5,941,072
TC Energy Corp.	281,662	15,900,074
Westshore Terminals Investment Corp.	74,165	1,967,164
		50,864,855
CHINA — 5.4%
Anhui Expressway Co., Ltd. Class H	600,000	590,117
Beijing Capital International Airport Co., Ltd. Class H (c)	3,262,000	1,911,865
CGN Power Co., Ltd. Class H (d)	1,985,000	517,636
China Gas Holdings, Ltd.	490,800	629,215
China Longyuan Power Group Corp., Ltd. Class H	653,000	1,487,540
China Merchants Port Holdings Co., Ltd.	2,719,431	4,930,909
China Power International Development, Ltd.	1,037,000	553,604
China Resources Gas Group, Ltd.	176,000	747,248
China Resources Power Holdings Co., Ltd.	356,000	670,051
COSCO SHIPPING Ports, Ltd.	3,308,000	2,576,653
Guangdong Investment, Ltd.	582,000	796,670
Hainan Meilan International Airport Co., Ltd. Class H (b)(c)	249,000	570,404
Jiangsu Expressway Co., Ltd. Class H	2,438,000	2,552,749
Kunlun Energy Co., Ltd.	792,000	690,727
Shenzhen Expressway Corp., Ltd. Class H	1,388,000	1,462,191
Shenzhen International Holdings, Ltd.	2,623,766	2,774,061
Security Description	Shares	Value
Yuexiu Transport Infrastructure, Ltd.	1,870,000	$ 1,263,159
Zhejiang Expressway Co., Ltd. Class H (b)	2,862,000	2,404,673
		27,129,472
DENMARK — 0.9%
Orsted A/S (d)	36,968	4,695,824
FRANCE — 5.8%
Aeroports de Paris (c)	51,347	7,769,851
Engie SA	347,411	4,613,051
Gaztransport Et Technigaz SA	7,347	832,464
Getlink SE	867,092	15,769,168
		28,984,534
GERMANY — 3.2%
E.ON SE	438,743	5,146,262
Fraport AG Frankfurt Airport Services Worldwide (c)	73,813	4,147,467
Hamburger Hafen und Logistik AG	44,076	792,015
RWE AG	132,147	5,812,230
		15,897,974
HONG KONG — 0.5%
Hutchison Port Holdings Trust Stapled Security	10,082,700	2,470,262
ITALY — 6.7%
Atlantia SpA (c)	1,005,245	21,139,388
Enav SpA (c)(d)	508,121	2,374,516
Enel SpA	1,509,953	10,194,541
		33,708,445
JAPAN — 1.8%
Iwatani Corp.	15,300	651,708
Japan Airport Terminal Co., Ltd. (b)(c)	185,900	8,561,738
		9,213,446
MEXICO — 4.8%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	67,947	4,055,757
Grupo Aeroportuario del Pacifico SAB de CV ADR (b)	69,252	11,165,500
Grupo Aeroportuario del Sureste SAB de CV ADR	39,232	8,693,811
		23,915,068
NETHERLANDS — 0.1%
Koninklijke Vopak NV	18,776	613,572
NEW ZEALAND — 2.6%
Auckland International Airport, Ltd. (c)	2,409,838	13,124,356
SINGAPORE — 0.2%
SIA Engineering Co., Ltd. (c)	515,200	967,312
SPAIN — 7.4%
Aena SME SA (c)(d)	146,677	24,651,391

See accompanying notes to financial statements.
116

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Iberdrola SA	1,144,810	$ 12,635,830
		37,287,221
SWITZERLAND — 1.4%
Flughafen Zurich AG (c)	37,987	6,877,081
UNITED KINGDOM — 2.6%
John Menzies PLC (c)	167,212	1,316,555
National Grid PLC	757,505	11,693,158
		13,009,713
UNITED STATES — 37.2%
American Electric Power Co., Inc.	98,458	9,823,154
American Water Works Co., Inc.	35,489	5,874,494
Cheniere Energy, Inc.	67,744	9,392,706
Consolidated Edison, Inc.	69,160	6,548,069
Dominion Energy, Inc.	158,250	13,446,502
DTE Midstream LLC (c)	27,790	1,507,885
Duke Energy Corp.	150,303	16,782,833
Equitrans Midstream Corp.	116,741	985,294
Eversource Energy	67,226	5,928,661
Exelon Corp.	191,413	9,117,001
Kinder Morgan, Inc.	560,025	10,590,073
NextEra Energy, Inc.	290,394	24,599,276
ONEOK, Inc.	128,009	9,041,276
Public Service Enterprise Group, Inc.	98,813	6,916,910
Sempra Energy	62,373	10,486,149
Southern Co.	207,067	15,014,428
Targa Resources Corp.	65,731	4,960,719
WEC Energy Group, Inc.	61,593	6,147,597
Williams Cos., Inc.	348,888	11,656,348
Xcel Energy, Inc.	105,235	7,594,810
		186,414,185
TOTAL COMMON STOCKS (Cost $444,094,434)		500,216,179

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (e)(f)	1,685,652	$ 1,685,484
State Street Navigator Securities Lending Portfolio II (g)(h)	1,242,406	1,242,406
TOTAL SHORT-TERM INVESTMENTS (Cost $2,927,854)		2,927,890
TOTAL INVESTMENTS — 100.3% (Cost $447,022,288)		503,144,069
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,729,866)
NET ASSETS — 100.0%		$ 501,414,203
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.4% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$500,216,179	$—	$—	$500,216,179
Short-Term Investments	2,927,890	—	—	2,927,890
TOTAL INVESTMENTS	$503,144,069	$—	$—	$503,144,069

See accompanying notes to financial statements.
117

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Industry Breakdown as of March 31, 2022

% of Net Assets
Transportation Infrastructure	40.0%
Electric Utilities	23.3
Oil, Gas & Consumable Fuels	19.8
Multi-Utilities	14.1
Water Utilities	1.5
Independent Power and Renewable Electricity Producers	0.6
Gas Utilities	0.4
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,231,181	$1,231,427	$13,725,881	$13,271,754	$(107)	$37	1,685,652	$1,685,484	$ 346
State Street Navigator Securities Lending Portfolio II	1,975,156	1,975,156	24,844,845	25,577,595	—	—	1,242,406	1,242,406	5,114
Total		$3,206,583	$38,570,726	$38,849,349	$(107)	$37		$2,927,890	$5,460
See accompanying notes to financial statements.
118

[This Page Intentionally Left Blank]
119

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2022 (Unaudited)

	SPDR MSCI ACWI Climate Paris Aligned ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
ASSETS
Investments in unaffiliated issuers, at value*	$112,150,592	$253,778,497	$846,640,418	$124,376,381
Investments in affiliated issuers, at value	2,583,443	8,158,416	18,922,870	1,484,134
Total Investments	114,734,035	261,936,913	865,563,288	125,860,515
Foreign currency, at value	302,757	636,885	3,315,403	1,262,578
Receivable for investments sold	3,114	—	—	176,453
Dividends receivable — unaffiliated issuers	190,950	1,049,333	4,126,207	383,403
Dividends receivable — affiliated issuers	361	15	34	1
Securities lending income receivable — unaffiliated issuers	267	713	2,807	826
Securities lending income receivable — affiliated issuers	1,047	2,325	6,164	294
Receivable for foreign taxes recoverable	61,381	317,287	1,334,035	1,216
Other Receivable	1,384	1,382	—	1,382
TOTAL ASSETS	115,295,296	263,944,853	874,347,938	127,686,668
LIABILITIES
Due to custodian	—	—	—	1,118,678
Payable upon return of securities loaned	2,369,493	8,138,158	18,583,446	1,484,134
Payable for investments purchased	18,761	—	—	11,229
Payable for fund shares repurchased	—	—	—	—
Deferred foreign taxes payable	25,208	—	—	414,859
Advisory fee payable	18,568	44,289	214,058	32,704
Accrued expenses and other liabilities	—	—	—	1,281
TOTAL LIABILITIES	2,432,030	8,182,447	18,797,504	3,062,885
NET ASSETS	$112,863,266	$255,762,406	$855,550,434	$124,623,783
NET ASSETS CONSIST OF:
Paid-in Capital	$ 89,420,824	$247,959,690	$869,913,199	$124,369,542
Total distributable earnings (loss)**	23,442,442	7,802,716	(14,362,765)	254,241
NET ASSETS	$112,863,266	$255,762,406	$855,550,434	$124,623,783
NET ASSET VALUE PER SHARE
Net asset value per share	$ 125.40	$ 77.50	$ 72.81	$ 69.24
Shares outstanding (unlimited amount authorized, $0.01 par value)	900,000	3,300,000	11,750,000	1,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 85,235,340	$242,086,373	$833,496,893	$ 115,860,794
Investments in affiliated issuers	2,579,089	8,158,412	18,922,807	1,484,134
Total cost of investments	$ 87,814,429	$250,244,785	$852,419,700	$ 117,344,928
Foreign currency, at cost	$ 301,080	$ 632,951	$ 3,308,507	$ 1,263,790
* Includes investments in securities on loan, at value	$ 3,021,110	$ 11,363,476	$ 36,922,507	$ 2,590,645
** Includes deferred foreign taxes	$ 25,208	$ —	$ —	$ 385,881
See accompanying notes to financial statements.
120

SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF

$74,219,729	$63,279,128	$480,194,486	$280,966,603	$500,216,179
966,026	803,015	5,867,119	13,555,424	2,927,890
75,185,755	64,082,143	486,061,605	294,522,027	503,144,069
205,857	86,990	914,039	608,692	1,174,200
26,780	—	—	4,416,902	31,916,182
170,109	134,619	598,617	1,547,267	605,495
97	111	—	33	174
956	95	6,752	2,520	476
357	313	10,026	5,656	786
—	25,313	—	163,855	48,680
—	—	—	—	—
75,589,911	64,329,584	487,591,039	301,266,952	536,890,062

—	—	—	—	—
715,635	737,952	5,846,325	13,273,992	1,242,406
—	11,835	—	4,734,655	13,664,529
—	—	—	—	20,407,048
381,938	—	2,660,057	—	—
18,666	15,701	198,194	92,989	161,876
—	—	—	—	—
1,116,239	765,488	8,704,576	18,101,636	35,475,859
$74,473,672	$63,564,096	$478,886,463	$283,165,316	$501,414,203

$75,899,321	$51,681,665	$488,279,681	$356,662,130	$488,486,419
(1,425,649)	11,882,431	(9,393,218)	(73,496,814)	12,927,784
$74,473,672	$63,564,096	$478,886,463	$283,165,316	$501,414,203

$ 64.76	$ 105.94	$ 111.37	$ 67.82	$ 58.30
1,150,000	600,000	4,300,000	4,175,000	8,600,000

$62,930,385	$50,644,443	$409,429,138	$276,577,206	$444,094,434
966,009	799,882	5,867,118	13,555,408	2,927,854
$63,896,394	$51,444,325	$415,296,256	$290,132,614	$447,022,288
$ 209,350	$ 86,229	$ 922,423	$ 608,761	$ 1,174,219
$ 1,178,484	$ 1,334,908	$ 12,562,778	$ 19,937,547	$ 3,132,648
$ 372,241	$ —	$ 2,602,042	$ —	$ —
121

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2022 (Unaudited)

	SPDR MSCI ACWI Climate Paris Aligned ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$1,075,443	$ 3,153,488	$ 11,969,941	$ 1,390,817
Dividend income — affiliated issuers	738	108	265	33
Unaffiliated securities lending income	1,639	8,484	20,693	4,946
Affiliated securities lending income	4,831	7,873	22,338	2,322
Foreign taxes withheld	(57,936)	(271,610)	(958,770)	(148,800)
TOTAL INVESTMENT INCOME (LOSS)	1,024,715	2,898,343	11,054,467	1,249,318
EXPENSES
Advisory fee	114,956	262,718	1,306,074	224,554
Trustees’ fees and expenses	555	1,191	3,958	813
Miscellaneous expenses	—	3	10	—
TOTAL EXPENSES	115,511	263,912	1,310,042	225,367
NET INVESTMENT INCOME (LOSS)	$ 909,204	$ 2,634,431	$ 9,744,425	$ 1,023,951
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(250,633)	(992,549)	(8,571,859)	(1,083,255)
Investments — affiliated issuers	(49)	(115)	(524)	(41)
In-kind redemptions — unaffiliated issuers	—	6,029,534	31,492,234	2,551,261
Foreign currency transactions	(16,435)	(16,933)	(54,222)	(11,829)
Net realized gain (loss)	(267,117)	5,019,937	22,865,629	1,456,136
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	289,802	(23,164,189)	(57,580,276)	(12,452,053)
Investments — affiliated issuers	1,478	4	63	—
Foreign currency translations	6,610	4,812	38,686	3,685
Net change in unrealized appreciation/depreciation	297,890	(23,159,373)	(57,541,527)	(12,448,368)
NET REALIZED AND UNREALIZED GAIN (LOSS)	30,773	(18,139,436)	(34,675,898)	(10,992,232)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 939,977	$(15,505,005)	$(24,931,473)	$ (9,968,281)
* Includes foreign capital gain taxes	$ —	$ —	$ —	$ (141,491)
** Includes foreign deferred taxes	$ (25,208)	$ —	$ —	$ (385,881)
See accompanying notes to financial statements.
122

SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF

$ 970,640	$ 588,043	$ 2,849,969	$ 6,243,626	$ 6,447,255
139	192	116	92	346
5,497	552	68,586	14,574	3,834
1,722	1,134	74,554	29,105	5,114
(89,579)	(31,301)	(287,477)	(468,574)	(366,177)
888,419	558,620	2,705,748	5,818,823	6,090,372

119,199	82,548	1,359,693	600,308	916,584
369	256	3,009	1,516	2,126
1	1	8	4	5
119,569	82,805	1,362,710	601,828	918,715
$ 768,850	$ 475,815	$ 1,343,038	$ 5,216,995	$ 5,171,657

1,569,267	52,228	7,290,331	(3,977,809)	1,747,520
(63)	(64)	(34)	(8)	(107)
137,581	—	11,658,959	11,087,879	6,277,757
(20,215)	(5,390)	(85,136)	(26,208)	20,835
1,686,570	46,774	18,864,120	7,083,854	8,046,005

(4,681,256)	1,719,550	(67,097,140)	1,960,315	40,397,803
17	351	1	16	37
(416)	2,768	14,204	(3,884)	1,422
(4,681,655)	1,722,669	(67,082,935)	1,956,447	40,399,262
(2,995,085)	1,769,443	(48,218,815)	9,040,301	48,445,267
$(2,226,235)	$2,245,258	$(46,875,777)	$14,257,296	$53,616,924
$ (70,913)	$ —	$ (419,811)	$ —	$ —
$ (372,241)	$ —	$ (2,602,042)	$ —	$ —
123

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR MSCI ACWI Climate Paris Aligned ETF		SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 909,204	$ 1,710,570	$ 2,634,431	$ 5,163,044
Net realized gain (loss)	(267,117)	(55,426)	5,019,937	(1,105,498)
Net change in unrealized appreciation/depreciation	297,890	19,102,101	(23,159,373)	30,654,297
Net increase (decrease) in net assets resulting from operations	939,977	20,757,245	(15,505,005)	34,711,843
Net equalization credits and charges	—	62,485	266,128	372,446
Distributions to shareholders	(1,100,403)	(1,561,917)	(3,495,693)	(4,204,041)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	23,585,589	49,763,814	87,507,991
Cost of shares redeemed	—	—	(15,242,953)	—
Net income equalization	—	(62,485)	(266,128)	(372,446)
Other Capital	—	3,280	1,720	3,920
Net increase (decrease) in net assets from beneficial interest transactions	—	23,526,384	34,256,453	87,139,465
Net increase (decrease) in net assets during the period	(160,426)	42,784,197	15,521,883	118,019,713
Net assets at beginning of period	113,023,692	70,239,495	240,240,523	122,220,810
NET ASSETS AT END OF PERIOD	$112,863,266	$113,023,692	$255,762,406	$240,240,523
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	200,000	600,000	1,100,000
Shares redeemed	—	—	(200,000)	—
Net increase (decrease)	—	200,000	400,000	1,100,000
See accompanying notes to financial statements.
124

SPDR MSCI EAFE StrategicFactors ETF		SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF
Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21

$ 9,744,425	$ 16,494,753	$ 1,023,951	$ 2,619,298	$ 768,850	$ 2,387,438
22,865,629	10,800,159	1,456,136	(2,199,531)	1,686,570	18,467,369
(57,541,527)	81,850,727	(12,448,368)	12,381,945	(4,681,655)	9,352,187
(24,931,473)	109,145,639	(9,968,281)	12,801,712	(2,226,235)	30,206,994
—	—	(331,029)	132,261	—	—
(10,569,596)	(12,721,219)	(1,745,971)	(1,966,546)	(1,476,533)	(3,192,661)

182,847,598	381,766,680	—	66,431,455	—	8,176,408
(102,464,472)	(53,404,749)	(36,031,559)	—	(3,438,274)	(101,900,639)
—	—	331,029	(132,261)	—	—
6,770	22,874	51,096	56,660	4,951	154,288
80,389,896	328,384,805	(35,649,434)	66,355,854	(3,433,323)	(93,569,943)
44,888,827	424,809,225	(47,694,715)	77,323,281	(7,136,091)	(66,555,610)
810,661,607	385,852,382	172,318,498	94,995,217	81,609,763	148,165,373
$ 855,550,434	$810,661,607	$124,623,783	$172,318,498	$74,473,672	$ 81,609,763

2,400,000	5,200,000	—	850,000	—	125,000
(1,400,000)	(700,000)	(500,000)	—	(50,000)	(1,550,000)
1,000,000	4,500,000	(500,000)	850,000	(50,000)	(1,425,000)
125

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI World StrategicFactors ETF		SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 475,815	$ 917,284	$ 1,343,038	$ 9,157,742
Net realized gain (loss)	46,774	(355,974)	18,864,120	40,044,020
Net change in unrealized appreciation/depreciation	1,722,669	10,301,943	(67,082,935)	31,256,196
Net increase (decrease) in net assets resulting from operations	2,245,258	10,863,253	(46,875,777)	80,457,958
Distributions to shareholders	(515,719)	(852,653)	(12,236,697)	(8,793,546)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	10,082,443	—	—	141,771,150
Cost of shares redeemed	—	—	(61,508,468)	(154,728,400)
Other Capital	397	—	60,247	300,832
Net increase (decrease) in net assets from beneficial interest transactions	10,082,840	—	(61,448,221)	(12,656,418)
Net increase (decrease) in net assets during the period	11,812,379	10,010,600	(120,560,695)	59,007,994
Net assets at beginning of period	51,751,717	41,741,117	599,447,158	540,439,164
NET ASSETS AT END OF PERIOD	$63,564,096	$51,751,717	$ 478,886,463	$ 599,447,158
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	—	—	1,100,000
Shares redeemed	—	—	(500,000)	(1,200,000)
Net increase (decrease)	100,000	—	(500,000)	(100,000)
See accompanying notes to financial statements.
126

SPDR S&P Global Dividend ETF		SPDR S&P Global Infrastructure ETF
Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21

$ 5,216,995	$ 11,042,411	$ 5,171,657	$ 11,426,111
7,083,854	(12,871,041)	8,046,005	11,864,288
1,956,447	48,485,639	40,399,262	52,281,419
14,257,296	46,657,009	53,616,924	75,571,818
(5,655,125)	(12,296,553)	(7,040,250)	(9,381,722)

44,750,880	192,505,421	36,430,707	123,527,103
(93,197,824)	(116,376,672)	(20,407,048)	(91,954,021)
12,369	46,967	965	4,699
(48,434,575)	76,175,716	16,024,624	31,577,781
(39,832,404)	110,536,172	62,601,298	97,767,877
322,997,720	212,461,548	438,812,905	341,045,028
$283,165,316	$ 322,997,720	$501,414,203	$438,812,905

675,000	2,925,000	650,000	2,400,000
(1,400,000)	(2,025,000)	(350,000)	(1,800,000)
(725,000)	900,000	300,000	600,000
127

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Climate Paris Aligned ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 125.58	$ 100.34	$ 92.04	$ 92.20	$ 86.02	$ 74.37
Income (loss) from investment operations:
Net investment income (loss) (b)	1.01	2.11	1.84	2.09	1.96	1.82
Net realized and unrealized gain (loss) (c)	0.03	25.02	8.49	(0.25)	6.04	11.37
Total from investment operations	1.04	27.13	10.33	1.84	8.00	13.19
Net equalization credits and charges (b)	—	0.08	(0.11)	0.03	0.01	0.17
Other capital	—	0.00(d)	0.01	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(1.22)	(1.97)	(1.93)	(2.03)	(1.83)	(1.71)
Net asset value, end of period	$ 125.40	$ 125.58	$100.34	$ 92.04	$ 92.20	$ 86.02
Total return (e)	0.78%	27.23%	11.18%	2.25%	9.36%	18.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$112,863	$113,024	$70,239	$82,838	$165,962	$146,234
Ratios to average net assets:
Total expenses	0.20%(f)	0.24%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.20%(f)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.58%(f)	1.75%	1.95%	2.39%	2.17%	2.28%
Portfolio turnover rate (g)	5%(h)	10%	10%	15%	17%	12%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
128

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	For the Period 10/25/16*- 9/30/17(a)
Net asset value, beginning of period	$ 82.84	$ 67.90	$ 67.34	$ 69.94	$ 70.74	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.81	2.15	1.52	1.95	2.10	1.72
Net realized and unrealized gain (loss) (c)	(5.17)	14.40	0.28	(2.68)	(1.07)	10.56
Total from investment operations	(4.36)	16.55	1.80	(0.73)	1.03	12.28
Net equalization credits and charges (b)	0.08	0.16	0.13	0.06	0.04	0.02
Other capital	0.00(d)	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.06)	(1.77)	(1.37)	(1.93)	(1.62)	(1.56)
Net realized gains	—	—	—	—	(0.25)	—
Total distributions	(1.06)	(1.77)	(1.37)	(1.93)	(1.87)	(1.56)
Net asset value, end of period	$ 77.50	$ 82.84	$ 67.90	$ 67.34	$ 69.94	$ 70.74
Total return (e)	(5.25)%	24.65%	2.83%	(0.79)%	1.48%	20.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$255,762	$240,241	$122,221	$84,177	$76,937	$45,980
Ratios to average net assets:
Total expenses	0.20%(f)	0.24%	0.30%	0.30%	0.30%	0.30%(f)
Net expenses	0.20%(f)	0.20%	0.20%	0.20%	0.20%	0.20%(f)
Net investment income (loss)	2.01%(f)	2.66%	2.30%	2.97%	2.93%	2.83%(f)
Portfolio turnover rate (g)	8%(h)	6%	7%	6%	5%	9%(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
129

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 75.41	$ 61.74	$ 62.85	$ 64.08	$ 63.16	$ 55.43
Income (loss) from investment operations:
Net investment income (loss) (b)	0.83	1.94	1.43	1.84	1.85	1.90
Net realized and unrealized gain (loss) (c)	(2.54)	13.19	(0.94)	(1.08)	0.64	6.86
Total from investment operations	(1.71)	15.13	0.49	0.76	2.49	8.76
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.89)	(1.46)	(1.60)	(1.99)	(1.57)	(1.03)
Net asset value, end of period	$ 72.81	$ 75.41	$ 61.74	$ 62.85	$ 64.08	$ 63.16
Total return (e)	(2.32)%	24.57%	0.69%	1.39%	3.95%	15.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$855,550	$810,662	$385,852	$320,538	$265,941	$192,644
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.24%(f)	2.65%	2.32%	3.02%	2.87%	3.20%
Portfolio turnover rate (g)	6%(h)	13%	14%	12%	6%	9%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
130

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	For the Period 10/25/16*- 9/30/17(a)
Net asset value, beginning of period	$ 74.92	$ 65.51	$ 59.77	$ 62.72	$ 65.27	$ 55.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.50	1.32	1.15	2.15(c)	1.42	1.38
Net realized and unrealized gain (loss) (d)	(5.12)	9.09	5.98	(4.16)	(3.17)	9.81
Total from investment operations	(4.62)	10.41	7.13	(2.01)	(1.75)	11.19
Net equalization credits and charges (b)	(0.16)	0.07	0.32	0.27	0.25	0.17
Other capital	0.02	0.03	0.03	0.05	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.92)	(1.10)	(1.74)	(1.26)	(0.62)	(1.12)
Net realized gains	—	—	—	—	(0.44)	—
Total distributions	(0.92)	(1.10)	(1.74)	(1.26)	(1.06)	(1.12)
Net asset value, end of period	$ 69.24	$ 74.92	$ 65.51	$ 59.77	$ 62.72	$ 65.27
Total return (e)	(6.42)%	16.00%	12.59%	(2.62)%(c)	(2.41)%	21.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$124,624	$172,318	$94,995	$71,720	$31,358	$16,318
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%	0.30%(f)
Net investment income (loss)	1.37%(f)	1.69%	1.88%	3.54%(c)	2.10%	2.44%(f)
Portfolio turnover rate (g)	1%(h)	11%	17%	7%	8%	2%(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.68 per share and 1.13% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been (3.73%).
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
131

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 68.01	$ 56.44	$ 57.51	$ 59.60	$ 60.69	$ 53.58
Income (loss) from investment operations:
Net investment income (loss) (b)	0.65	1.39	1.39	1.63	1.53	1.40
Net realized and unrealized gain (loss) (c)	(2.67)	11.58	(0.70)	(2.02)	(1.35)	6.69
Total from investment operations	(2.02)	12.97	0.69	(0.39)	0.18	8.09
Other capital	0.00(d)	0.09	0.05	0.01	0.04	0.01
Distributions to shareholders from:
Net investment income	(1.23)	(1.49)	(1.81)	(1.71)	(1.31)	(0.99)
Net asset value, end of period	$ 64.76	$ 68.01	$ 56.44	$ 57.51	$ 59.60	$ 60.69
Total return (e)	(3.04)%	23.25%	1.18%	(0.52)%	0.23%	15.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$74,474	$81,610	$148,165	$268,867	$266,725	$213,945
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.94%(f)	2.10%	2.50%	2.84%	2.44%	2.50%
Portfolio turnover rate (g)	11%(h)	26%	23%	23%	30%	17%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
132

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$103.50	$ 83.48	$ 80.58	$ 78.67	$ 72.02	$ 63.75
Income (loss) from investment operations:
Net investment income (loss) (b)	0.92	1.83	1.67	1.61	1.61	1.58
Net realized and unrealized gain (loss) (c)	2.55	19.90	3.07	2.10	6.89	8.20
Total from investment operations	3.47	21.73	4.74	3.71	8.50	9.78
Other capital	0.00(d)	—	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(1.03)	(1.71)	(1.84)	(1.80)	(1.48)	(1.51)
Net realized gains	—	—	—	—	(0.37)	—
Total distributions	(1.03)	(1.71)	(1.84)	(1.80)	(1.85)	(1.51)
Net asset value, end of period	$105.94	$103.50	$ 83.48	$ 80.58	$ 78.67	$ 72.02
Total return (e)	3.31%	26.15%	5.87%	4.99%	11.93%	15.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$63,564	$51,752	$41,741	$24,175	$31,468	$21,606
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.73%(f)	1.88%	2.05%	2.13%	2.13%	2.32%
Portfolio turnover rate (g)	6%(h)	25%	18%	14%	18%	12%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
133

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 124.88	$ 110.29	$ 93.67	$ 97.31	$ 98.49	$ 81.92
Income (loss) from investment operations:
Net investment income (loss) (b)	0.29	1.69	1.66	1.89	1.93	1.71
Net realized and unrealized gain (loss) (c)	(11.09)	14.53	16.72	(3.50)	(1.22)	16.67
Total from investment operations	(10.80)	16.22	18.38	(1.61)	0.71	18.38
Other capital	0.01	0.06	0.03	0.02	0.01	0.00(d)
Distributions to shareholders from:
Net investment income	(2.72)	(1.69)	(1.79)	(2.05)	(1.90)	(1.81)
Net asset value, end of period	$ 111.37	$ 124.88	$ 110.29	$ 93.67	$ 97.31	$ 98.49
Total return (e)	(8.82)%	14.73%	19.82%	(1.56)%	0.63%	23.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$478,886	$599,447	$540,439	$440,267	$437,903	$413,653
Ratios to average net assets:
Total expenses	0.49%(f)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.48%(f)	1.31%	1.67%	2.01%	1.86%	1.98%
Portfolio turnover rate (g)	0%(h)(i)	17%	8%	14%	5%	4%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Amount is less than 0.005%.
(i)	Not annualized.
See accompanying notes to financial statements.
134

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 65.92	$ 53.12	$ 67.49	$ 68.01	$ 67.64	$ 63.21
Income (loss) from investment operations:
Net investment income (loss) (b)	1.16	2.90	2.72	2.85	2.84	2.44
Net realized and unrealized gain (loss) (c)	2.03	13.07	(14.24)	(0.34)	(0.04)	4.19
Total from investment operations	3.19	15.97	(11.52)	2.51	2.80	6.63
Net equalization credits and charges (b)	—	—	—	0.04	0.06	0.10
Other capital	0.00(d)	0.01	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(1.29)	(3.18)	(2.85)	(3.07)	(2.49)	(2.30)
Net asset value, end of period	$ 67.82	$ 65.92	$ 53.12	$ 67.49	$ 68.01	$ 67.64
Total return (e)	4.90%	30.37%	(17.21)%	3.98%	4.23%	10.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$283,165	$322,998	$212,462	$276,689	$207,417	$165,725
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.48%(f)	4.46%	4.54%	4.31%	4.12%	3.76%
Portfolio turnover rate (g)	40%(h)	49%	82%	53%	39%	47%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
135

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 52.87	$ 44.29	$ 53.31	$ 48.50	$ 51.82	$ 47.69
Income (loss) from investment operations:
Net investment income (loss) (b)	0.61	1.46	1.48	1.86	1.81	1.73
Net realized and unrealized gain (loss) (c)	5.64	8.36	(8.96)	4.63	(3.55)	4.03
Total from investment operations	6.25	9.82	(7.48)	6.49	(1.74)	5.76
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.82)	(1.24)	(1.54)	(1.68)	(1.58)	(1.63)
Net asset value, end of period	$ 58.30	$ 52.87	$ 44.29	$ 53.31	$ 48.50	$ 51.82
Total return (e)	11.97%	22.28%	(14.46)%	13.76%	(3.43)%	12.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$501,414	$438,813	$341,045	$399,823	$252,209	$181,377
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.26%(f)	2.84%	3.07%	3.69%	3.61%	3.54%
Portfolio turnover rate (g)	6%(h)	14%	15%	14%	21%	22%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
136

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2022, the Trust consists of twenty-six (26) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF and SPDR S&P Emerging Asia Pacific ETF which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
137

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
138

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended March 31, 2022:
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Distributions
The following Fund declares and distributes from net investment income, if any, to its shareholders quarterly:
SPDR S&P Global Dividend ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Infrastructure ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR MSCI ACWI Climate Paris Aligned ETF	0.20%
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Global Dividend ETF	0.40
SPDR S&P Global Infrastructure ETF	0.40
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2023 except with the approval of the Funds’ Board of Trustees.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank & Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Effective January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2022 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2022, were as follows:
	Purchases	Sales
SPDR MSCI ACWI Climate Paris Aligned ETF	$ 5,272,951	$ 5,466,459
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	54,422,491	21,156,675
SPDR MSCI EAFE StrategicFactors ETF	65,623,600	48,593,235
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,582,393	24,017,705
SPDR MSCI Emerging Markets StrategicFactors ETF	8,642,179	11,314,868
SPDR MSCI World StrategicFactors ETF	3,915,152	3,586,535
SPDR S&P Emerging Asia Pacific ETF	1,297,412	38,285,244
SPDR S&P Global Dividend ETF	145,311,067	116,614,666
SPDR S&P Global Infrastructure ETF	50,777,878	26,422,764
For the period ended March 31, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR MSCI ACWI Climate Paris Aligned ETF	$ —	$ —	$ —
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	43,539,925	14,965,084	6,029,534
SPDR MSCI EAFE StrategicFactors ETF	160,843,490	99,242,700	31,492,234
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	—	14,223,891	2,551,261
SPDR MSCI Emerging Markets StrategicFactors ETF	—	1,405,045	137,581
SPDR MSCI World StrategicFactors ETF	9,699,263	—	—
SPDR S&P Emerging Asia Pacific ETF	—	33,600,585	11,658,959
SPDR S&P Global Dividend ETF	13,999,671	91,229,398	11,087,879
SPDR S&P Global Infrastructure ETF	10,140,853	19,946,145	6,277,757
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2021, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI ACWI Climate Paris Aligned ETF	$ 87,995,843	$ 32,815,322	$ 6,077,130	$26,738,192
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	251,337,988	27,626,915	17,027,990	10,598,925
SPDR MSCI EAFE StrategicFactors ETF	854,174,989	68,730,503	57,342,204	11,388,299
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	118,416,703	26,891,633	19,447,821	7,443,812
SPDR MSCI Emerging Markets StrategicFactors ETF	64,151,948	21,324,535	10,290,728	11,033,807
SPDR MSCI World StrategicFactors ETF	51,597,416	13,994,307	1,509,580	12,484,727
SPDR S&P Emerging Asia Pacific ETF	418,342,163	159,241,272	91,521,830	67,719,442
SPDR S&P Global Dividend ETF	291,450,401	14,922,051	11,850,425	3,071,626
SPDR S&P Global Infrastructure ETF	447,005,763	69,374,322	13,236,016	56,138,306
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR MSCI ACWI Climate Paris Aligned ETF	$ 3,021,110	$ 2,369,493	$ 834,707	$ 3,204,200
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	11,363,476	8,138,158	4,044,878	12,183,036
SPDR MSCI EAFE StrategicFactors ETF	36,922,507	18,583,446	20,715,444	39,298,890
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,590,645	1,484,134	1,303,434	2,787,568
SPDR MSCI Emerging Markets StrategicFactors ETF	1,178,484	715,635	545,617	1,261,252
SPDR MSCI World StrategicFactors ETF	1,334,908	737,952	673,757	1,411,709
SPDR S&P Emerging Asia Pacific ETF	12,562,778	5,846,325	8,223,443	14,069,768
SPDR S&P Global Dividend ETF	19,937,547	13,273,992	7,888,088	21,162,080
SPDR S&P Global Infrastructure ETF	3,132,648	1,242,406	2,042,019	3,284,425
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of March 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR MSCI ACWI Climate Paris Aligned ETF	Common Stocks	$ 2,369,493	$—	$—	$—	$ 2,369,493	$ 2,369,493
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	8,138,158	—	—	—	8,138,158	8,138,158
SPDR MSCI EAFE Strategicfactors ETF	Common Stocks	18,583,446	—	—	—	18,583,446	18,583,446
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	1,484,134	—	—	—	1,484,134	1,484,134
SPDR MSCI Emerging Markets Strategicfactors ETF	Common Stocks	715,635	—	—	—	715,635	715,635
SPDR MSCI World Strategicfactors ETF	Common Stocks	737,952	—	—	—	737,952	737,952
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	5,846,325	—	—	—	5,846,325	5,846,325
SPDR S&P Global Dividend ETF	Common Stocks	13,273,992	—	—	—	13,273,992	13,273,992
SPDR S&P Global Infrastructure ETF	Common Stocks	1,242,406	—	—	—	1,242,406	1,242,406
9.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The following Funds participate in the credit facility as of March 31, 2022:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
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SPDR S&P Emerging Asia Pacific ETF
The Funds had no outstanding loans as of March 31, 2022.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate..
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Effective April 22, 2022, the SPDR MSCI ACWI Low Carbon Target ETF name, ticker symbol, investment objective, benchmark index, management fees and principal U.S. listing exchange have changed as follows:
Previous Name of Fund (Ticker)	Previous Benchmark Index	Previous Listing Exchange
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)	MSCI ACWI Low Carbon Target Index	SPDR NYSE Arca,Inc.
New Name of Fund (Ticker)	New Benchmark Index	New Listing Exchange
MSCI ACWI Climate Paris Aligned ETF (NZAC)	MSCI ACWI Climate Paris Aligned Index	The Nasdaq Stock Market LLC
New Investment Objective:
The SPDR MSCI ACWI Climate Paris Aligned ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that provides exposure to large- and mid-cap companies in developed and emerging markets and is designed to exceed the minimum standards for a “Paris Aligned Benchmark” under the European Union’s Low Carbon Benchmark Regulation (the “EU BMR”) by, in the aggregate, seeking to minimize exposure to physical and transition risks of climate change and target exposure to companies more favorably positioned to benefit from opportunities arising from the transition to a lower carbon economy.
Management Fees:
SSGA Funds Management, Inc. has agreed to reduce the Fund’s management fee from 0.20% to 0.12% of the Fund’s average daily net assets.
The fund's new name is used in this semi-annual report.
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OTHER INFORMATION
March 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2021 to March 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
SPDR MSCI ACWI Climate Paris Aligned ETF	0.20%	$1,007.80	$1.00	$1,023.90	$1.01
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20	947.50	0.97	1,023.90	1.01
SPDR MSCI EAFE StrategicFactors ETF	0.30	976.80	1.48	1,023.40	1.51
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30	935.80	1.45	1,023.40	1.51
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30	969.60	1.47	1,023.40	1.51
SPDR MSCI World StrategicFactors ETF	0.30	1,033.10	1.52	1,023.40	1.51
SPDR S&P Emerging Asia Pacific ETF	0.49	911.80	2.34	1,022.50	2.47
SPDR S&P Global Dividend ETF	0.40	1,049.00	2.04	1,022.90	2.02
SPDR S&P Global Infrastructure ETF	0.40	1,119.70	2.11	1,022.90	2.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
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OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for periods ending June 2021 and December 2021 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds' proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
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SPDRISMAINSAR

Semi-Annual Report
March 31, 2022
SPDR® Index Shares Funds
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR Bloomberg SASB Emerging Markets ESG Select ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	5.9%
Tencent Holdings, Ltd.	3.4
Samsung Electronics Co., Ltd.	2.9
Alibaba Group Holding, Ltd. ADR	2.4
Infosys, Ltd. ADR	1.3
Reliance Industries, Ltd. GDR	1.1
Al Rajhi Bank	1.1
HDFC Bank, Ltd. ADR	1.1
Meituan Class B	0.9
Kweichow Moutai Co., Ltd. Class A	0.9
TOTAL	21.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Nestle SA	2.4%
Roche Holding AG	1.7
ASML Holding NV	1.6
Novartis AG	1.5
AstraZeneca PLC	1.2
Toyota Motor Corp.	1.2
Diageo PLC	1.0
BHP Group, Ltd.	1.0
L'Oreal SA	1.0
Novo Nordisk A/S Class B	0.9
TOTAL	13.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
2

SPDR EURO STOXX 50 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
ASML Holding NV	8.4%
LVMH Moet Hennessy Louis Vuitton SE	5.8
Linde PLC	5.0
TotalEnergies SE	4.1
SAP SE	3.8
Sanofi	3.6
Siemens AG	3.2
Allianz SE	3.0
L'Oreal SA	3.0
Schneider Electric SE	2.9
TOTAL	42.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

SPDR MSCI ACWI ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.9%
Nestle SA	1.6
ASML Holding NV	1.2
Roche Holding AG	1.2
Samsung Electronics Co., Ltd. GDR	1.1
Tencent Holdings, Ltd.	1.1
Shell PLC	0.9
Novo Nordisk A/S Class B	0.9
LVMH Moet Hennessy Louis Vuitton SE	0.8
Novartis AG	0.8
TOTAL	11.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR S&P Emerging Markets Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Wal-Mart de Mexico SAB de CV	3.7%
First Abu Dhabi Bank PJSC	3.7
Emirates Telecommunications Group Co. PJSC	3.5
Advanced Info Service PCL NVDR	3.3
Haci Omer Sabanci Holding A/S	3.3
Saudi Electricity Co.	3.1
AcBel Polytech, Inc.	3.0
Quanta Computer, Inc.	2.8
Shimao Group Holdings, Ltd.	2.8
Anhui Conch Cement Co., Ltd. Class H	2.6
TOTAL	31.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
5

SPDR S&P Emerging Markets Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Faraday Technology Corp.	0.4%
Royal Bafokeng Platinum, Ltd.	0.3
Sappi, Ltd.	0.3
Gigabyte Technology Co., Ltd.	0.3
Alchip Technologies, Ltd.	0.3
Sinbon Electronics Co., Ltd.	0.3
Lotes Co., Ltd.	0.3
AVI, Ltd.	0.3
Netcare, Ltd.	0.3
Truworths International, Ltd.	0.3
TOTAL	3.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
6

SPDR S&P International Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Endesa SA	2.8%
TC Energy Corp.	2.3
BCE, Inc.	2.3
Red Electrica Corp. SA	2.0
Koninklijke KPN NV	1.9
GlaxoSmithKline PLC	1.9
Zurich Insurance Group AG	1.9
TELUS Corp.	1.9
APA Group Stapled Security	1.9
Swisscom AG	1.8
TOTAL	20.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
7

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BRAZIL — 3.9%
Ambev SA	18,600	$ 60,278
B3 SA - Brasil Bolsa Balcao	27,200	89,923
Banco Bradesco SA Preference Shares	18,600	86,973
Banco Bradesco SA	1,600	6,152
Banco BTG Pactual SA (a)	2,100	11,508
Banco BTG Pactual SA Preference Shares	2,200	2,500
Banco BTG Pactual SA (a)	1,600	5,125
Banco do Brasil SA	6,500	47,465
Banco Inter SA Preference Shares (b)	1,000	1,511
Banco Inter SA	2,100	9,369
Banco Santander Brasil SA	14,900	115,639
Banco Santander Brasil SA Preference Shares	100	397
Braskem SA Class A, Preference Shares	2,000	18,645
BRF SA (c)	2,970	11,619
Centrais Eletricas Brasileiras SA	1,300	10,390
Centrais Eletricas Brasileiras SA Class B, Preference Shares	600	4,735
Cia Energetica de Minas Gerais Preference Shares	10,000	32,008
Cia Energetica de Minas Gerais	600	2,567
Energisa SA	1,000	10,272
Engie Brasil Energia SA	6,800	61,876
Gerdau SA Preference Shares	2,300	14,912
Itau Unibanco Holding SA Preference Shares	25,300	146,307
Klabin SA	3,900	19,796
Klabin SA Preference Shares	6,000	5,884
Natura & Co. Holding SA (c)	5,200	28,506
Petroleo Brasileiro SA Preference Shares	8,000	56,314
Petroleo Brasileiro SA	5,700	42,271
Rede D'Or Sao Luiz SA (b)	1,400	14,701
Suzano SA	2,700	31,335
Telefonica Brasil SA	3,300	37,285
TIM SA	10,700	31,051
Vibra Energia SA	4,200	20,664
WEG SA	4,700	34,489
		1,072,467
CHILE — 0.9%
Banco de Chile	189,141	20,247
Banco de Credito e Inversiones SA (c)	224	8,068
Banco Santander Chile	867,735	48,860
Cencosud SA	4,351	8,570
See accompanying notes to financial statements.
8

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cia Cervecerias Unidas SA	2,148	$ 16,075
Empresas CMPC SA	5,445	10,082
Empresas COPEC SA	3,065	25,317
Enel Americas SA	327,168	39,497
Enel Chile SA	757,417	22,619
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	525	45,373
		244,708
CHINA — 34.8%
AAC Technologies Holdings, Inc. (c)	3,500	8,483
AECC Aviation Power Co., Ltd. Class A	1,200	8,488
Agricultural Bank of China, Ltd. Class H	81,000	31,132
Aier Eye Hospital Group Co., Ltd. Class A	3,600	17,892
Air China, Ltd. Class A (c)	6,800	9,759
Alibaba Group Holding, Ltd. ADR (c)	6,100	663,680
Alibaba Health Information Technology, Ltd. (c)	12,000	7,784
Aluminum Corp. of China, Ltd. Class A (c)	19,900	18,245
Angang Steel Co., Ltd. Class A	23,700	13,254
Angel Yeast Co., Ltd. Class A	1,000	6,566
Anhui Conch Cement Co., Ltd. Class A	5,500	34,214
ANTA Sports Products, Ltd.	4,400	55,285
Asymchem Laboratories Tianjin Co., Ltd. Class A	300	17,344
Avary Holding Shenzhen Co., Ltd. Class A	3,400	15,436
Baidu, Inc. ADR (c)	1,000	132,300
Bank of Beijing Co., Ltd. Class A	16,900	12,193
Bank of Communications Co., Ltd. Class A	72,000	57,958
Bank of Hangzhou Co., Ltd. Class A	9,300	20,642
Bank of Nanjing Co., Ltd. Class A	20,600	34,625
Bank of Ningbo Co., Ltd. Class A	5,800	34,162
Baoshan Iron & Steel Co., Ltd. Class A	36,900	39,236
BeiGene, Ltd. ADR (c)	200	37,720
Beijing New Building Materials PLC Class A	1,600	7,639
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	200	8,759
BGI Genomics Co., Ltd. Class A	500	6,355
Bilibili, Inc. ADR (c)	600	15,348
BOE Technology Group Co., Ltd. Class A	84,100	57,099
BYD Co., Ltd. Class A	2,000	72,400
Caitong Securities Co., Ltd. Class A	4,700	6,278
CGN Power Co., Ltd. Class A	95,200	40,941
Chaozhou Three-Circle Group Co., Ltd. Class A	1,500	6,614
China Baoan Group Co., Ltd. Class A	3,700	6,522
China CITIC Bank Corp., Ltd. Class H	138,000	69,957
See accompanying notes to financial statements.
9

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Construction Bank Corp. Class H	281,000	$ 211,340
China Eastern Airlines Corp., Ltd. Class A (c)	18,000	13,270
China Feihe, Ltd. (b)	8,000	7,927
China Gas Holdings, Ltd.	9,400	12,051
China Hongqiao Group, Ltd.	8,000	10,685
China International Marine Containers Group Co., Ltd. Class H	21,900	35,850
China Jushi Co., Ltd. Class A	3,100	7,442
China Lesso Group Holdings, Ltd.	10,000	12,156
China Life Insurance Co., Ltd. Class H	35,000	53,809
China Literature, Ltd. (b)(c)	2,000	8,338
China Longyuan Power Group Corp., Ltd. Class H	11,000	25,058
China Mengniu Dairy Co., Ltd. (c)	12,000	64,663
China Merchants Bank Co., Ltd. Class A	21,000	154,818
China Merchants Port Holdings Co., Ltd.	8,000	14,506
China Merchants Securities Co., Ltd. Class A	2,900	6,610
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	10,700	25,553
China Minsheng Banking Corp., Ltd. Class A	58,800	35,383
China Molybdenum Co., Ltd. Class A	36,100	29,628
China National Building Material Co., Ltd. Class H	16,000	19,899
China National Chemical Engineering Co., Ltd. Class A	7,900	11,997
China National Nuclear Power Co., Ltd. Class A	15,100	19,291
China Oilfield Services, Ltd. Class H	16,000	16,406
China Overseas Land & Investment, Ltd.	30,500	91,328
China Pacific Insurance Group Co., Ltd. Class A	11,500	41,521
China Resources Beer Holdings Co., Ltd.	6,000	36,813
China Resources Cement Holdings, Ltd.	28,000	23,347
China Resources Land, Ltd.	8,000	37,286
China Resources Power Holdings Co., Ltd.	8,000	15,057
China State Construction Engineering Corp., Ltd. Class A	104,000	89,123
China Suntien Green Energy Corp., Ltd. Class H	12,000	6,788
China Taiping Insurance Holdings Co., Ltd.	10,600	12,980
China Three Gorges Renewables Group Co., Ltd. Class A	21,900	21,182
China Tourism Group Duty Free Corp., Ltd. Class A	900	23,304
China Tower Corp., Ltd. Class H (b)	280,000	31,463
China United Network Communications, Ltd. Class A	40,500	22,776
China Vanke Co., Ltd. Class A	17,400	52,490
China Yangtze Power Co., Ltd. Class A	11,900	41,241
China Zhenhua Group Science & Technology Co., Ltd. Class A	800	14,291
Chongqing Brewery Co., Ltd. Class A (c)	600	10,135
Chongqing Zhifei Biological Products Co., Ltd. Class A	1,400	30,434
CIFI Holdings Group Co., Ltd.	26,000	15,305
See accompanying notes to financial statements.
10

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CITIC Securities Co., Ltd. Class A	12,910	$ 42,504
CITIC, Ltd.	8,000	8,898
CNOOC Energy Technology & Services, Ltd. Class A	76,400	31,652
Contemporary Amperex Technology Co., Ltd. Class A	2,300	185,613
COSCO SHIPPING Development Co., Ltd. Class A	31,800	16,531
COSCO SHIPPING Holdings Co., Ltd. Class A (c)	13,300	32,474
Country Garden Holdings Co., Ltd.	53,000	40,809
Country Garden Services Holdings Co., Ltd.	6,000	25,743
CSPC Pharmaceutical Group, Ltd.	26,000	30,046
Dali Foods Group Co., Ltd. (b)	23,000	12,071
Datang International Power Generation Co., Ltd. Class A	37,900	14,209
Dongfeng Motor Group Co., Ltd. Class H	12,000	9,025
East Money Information Co., Ltd. Class A	4,400	17,564
ENN Energy Holdings, Ltd.	2,500	37,509
Eve Energy Co., Ltd. Class A	1,600	20,332
Flat Glass Group Co., Ltd. Class A	2,100	14,886
Foshan Haitian Flavouring & Food Co., Ltd. Class A	1,100	15,148
Foxconn Industrial Internet Co., Ltd. Class A	26,200	41,891
Fuyao Glass Industry Group Co., Ltd. Class A	3,900	21,859
Ganfeng Lithium Co., Ltd. Class A	1,500	29,690
G-bits Network Technology Xiamen Co., Ltd. Class A	300	17,037
GD Power Development Co., Ltd. Class A	37,500	14,886
GDS Holdings, Ltd. ADR (c)	600	23,550
Geely Automobile Holdings, Ltd.	19,000	29,987
GEM Co., Ltd. Class A	12,600	16,633
Genscript Biotech Corp. (c)	4,000	12,820
Ginlong Technologies Co., Ltd. Class A	200	6,605
GoerTek, Inc. Class A	3,000	16,257
Great Wall Motor Co., Ltd. Class H	9,000	14,434
Gree Electric Appliances, Inc. of Zhuhai Class A	4,900	24,932
Guangdong Investment, Ltd.	26,000	35,590
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	4,800	23,712
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,100	12,727
Guangzhou Tinci Materials Technology Co., Ltd. Class A	600	8,885
Guoxuan High-Tech Co., Ltd. Class A (c)	2,000	10,841
Guoyuan Securities Co., Ltd. Class A	8,900	10,024
Haidilao International Holding, Ltd. (b)(c)	4,000	7,845
Haier Smart Home Co., Ltd. Class A	10,800	39,300
Haitong Securities Co., Ltd. Class A	21,100	34,235
Hang Zhou Great Star Industrial Co., Ltd. Class A (c)	2,500	6,482
Hangzhou First Applied Material Co., Ltd. Class A	800	14,302
See accompanying notes to financial statements.
11

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,400	$ 23,730
Hansoh Pharmaceutical Group Co., Ltd. (b)	8,000	13,402
Henan Shuanghui Investment & Development Co., Ltd. Class A	2,200	10,071
Hengan International Group Co., Ltd.	9,000	41,602
Hengli Petrochemical Co., Ltd. Class A	3,600	11,790
Hua Hong Semiconductor, Ltd. (b)(c)	4,000	17,008
Huadong Medicine Co., Ltd. Class A	2,000	10,529
Huafon Chemical Co., Ltd. Class A	6,400	9,185
Huaneng Power International, Inc. Class H (c)	30,000	12,833
Huatai Securities Co., Ltd. Class A	20,400	47,818
Huaxin Cement Co., Ltd. Class A	4,900	15,252
Huayu Automotive Systems Co., Ltd. Class A	5,000	15,713
Huazhu Group, Ltd. ADR	300	9,897
Hunan Valin Steel Co., Ltd. Class A	14,100	12,216
Hundsun Technologies, Inc. Class A	2,100	14,708
Iflytek Co., Ltd. Class A	2,800	20,541
Industrial & Commercial Bank of China, Ltd. Class H	198,000	121,610
Industrial Bank Co., Ltd. Class A	22,700	73,913
Industrial Securities Co., Ltd. Class A	16,500	19,962
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	10,300	59,855
Innovent Biologics, Inc. (b)(c)	2,500	8,603
Inspur Electronic Information Industry Co., Ltd. Class A	1,600	6,843
JA Solar Technology Co., Ltd. Class A	1,300	16,113
Jason Furniture Hangzhou Co., Ltd. Class A	1,400	13,521
JCET Group Co., Ltd. Class A	2,800	10,842
JD Logistics, Inc. (b)(c)	3,700	9,137
JD.com, Inc. ADR (c)	2,700	156,249
Jiangsu Hengli Hydraulic Co., Ltd. Class A	600	4,920
Jiangsu Hengrui Medicine Co., Ltd. Class A	5,100	29,581
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	1,200	25,639
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	1,500	6,576
Jiangxi Copper Co., Ltd. Class A	2,400	7,289
KE Holdings, Inc. ADR (c)	1,100	13,607
Kingdee International Software Group Co., Ltd. (c)	13,000	28,917
Kingsoft Corp., Ltd.	3,400	11,027
Kuaishou Technology (b)(c)	1,900	18,002
Kunlun Energy Co., Ltd.	26,000	22,675
Kweichow Moutai Co., Ltd. Class A	900	243,711
LB Group Co., Ltd. Class A	2,300	8,380
Lenovo Group, Ltd.	52,000	56,572
Lens Technology Co., Ltd. Class A	3,600	6,618
Li Auto, Inc. ADR (c)	1,700	43,877
See accompanying notes to financial statements.
12

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Li Ning Co., Ltd.	8,000	$ 69,055
Lingyi iTech Guangdong Co. Class A (c)	6,900	5,522
Livzon Pharmaceutical Group, Inc. Class A	3,500	21,227
Logan Group Co., Ltd.	28,000	7,973
Longfor Group Holdings, Ltd. (b)	8,000	41,168
LONGi Green Energy Technology Co., Ltd. Class A	6,800	77,329
Lufax Holding, Ltd. ADR (c)	1,600	8,912
Luxshare Precision Industry Co., Ltd. Class A	8,000	39,949
Luzhou Laojiao Co., Ltd. Class A	700	20,497
Mango Excellent Media Co., Ltd. Class A	1,400	6,872
Maxscend Microelectronics Co., Ltd. Class A	400	13,227
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (c)	12,200	11,320
Meituan Class B (b)(c)	12,700	252,333
Microport Scientific Corp. (c)	3,600	8,173
Ming Yang Smart Energy Group, Ltd. Class A	2,100	7,334
Minth Group, Ltd.	2,000	4,934
Muyuan Foods Co., Ltd. Class A	5,700	51,055
NARI Technology Co., Ltd. Class A	3,200	15,874
NAURA Technology Group Co., Ltd. Class A	700	30,214
NavInfo Co., Ltd. Class A (c)	2,800	6,162
NetEase, Inc. ADR	1,300	116,597
New China Life Insurance Co., Ltd. Class A	2,300	12,801
New Hope Liuhe Co., Ltd. Class A (c)	7,400	19,794
Ninestar Corp. Class A	1,200	8,079
Ningbo Tuopu Group Co., Ltd. Class A	1,200	10,737
NIO, Inc. ADR (c)	3,800	79,990
Nongfu Spring Co., Ltd. Class H (b)	5,000	26,656
Orient Securities Co., Ltd. Class A	8,300	14,356
Pharmaron Beijing Co., Ltd. Class A	700	13,012
PICC Property & Casualty Co., Ltd. Class H	66,000	67,589
Pinduoduo, Inc. ADR (c)	1,100	44,121
Ping An Bank Co., Ltd. Class A	22,200	53,786
Ping An Healthcare & Technology Co., Ltd. (b)(c)	3,200	8,417
Ping An Insurance Group Co. of China, Ltd. Class A	20,400	155,697
Poly Developments & Holdings Group Co., Ltd. Class A	14,000	39,035
Postal Savings Bank of China Co., Ltd. Class H (b)	39,000	31,623
Power Construction Corp. of China, Ltd. Class A	8,100	9,302
Proya Cosmetics Co., Ltd. Class A	500	14,849
Red Star Macalline Group Corp., Ltd. Class A (c)	8,900	11,370
Rongsheng Petrochemical Co., Ltd. Class A	3,600	8,110
Sangfor Technologies, Inc. Class A	700	12,302
Sany Heavy Industry Co., Ltd. Class A	10,400	28,703
See accompanying notes to financial statements.
13

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SF Holding Co., Ltd. Class A	4,600	$ 33,115
SG Micro Corp. Class A	200	10,287
Shandong Gold Mining Co., Ltd. Class A	3,600	12,193
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	2,000	10,261
Shandong Linglong Tyre Co., Ltd. Class A	2,900	10,082
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	8,000	8,571
Shanghai Electric Group Co., Ltd. Class A	10,000	6,364
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	3,700	31,083
Shanghai Pudong Development Bank Co., Ltd. Class A	56,100	70,698
Shanxi Taigang Stainless Steel Co., Ltd. Class A	16,600	17,520
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	900	36,138
Shennan Circuits Co., Ltd. Class A	900	12,866
Shenzhen Inovance Technology Co., Ltd. Class A	2,400	21,550
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,400	67,760
Shenzhen Overseas Chinese Town Co., Ltd. Class A	11,300	13,101
Shenzhen Transsion Holdings Co., Ltd. Class A	394	5,934
Shenzhou International Group Holdings, Ltd.	2,600	34,793
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	6,400	17,472
Sinolink Securities Co., Ltd. Class A	6,600	9,981
Sinopec Shanghai Petrochemical Co., Ltd. Class A	39,300	21,792
Sinopharm Group Co., Ltd. Class H	5,600	12,785
Skshu Paint Co., Ltd. Class A	500	6,982
Sunac China Holdings, Ltd.	11,000	6,433
Sungrow Power Supply Co., Ltd. Class A	2,000	33,793
Sunny Optical Technology Group Co., Ltd.	2,000	32,204
Sunwoda Electronic Co., Ltd. Class A	2,800	12,130
TCL Technology Group Corp Class A	49,600	38,364
Tencent Holdings, Ltd.	19,200	917,415
Tencent Music Entertainment Group ADR (c)	1,200	5,844
Tianfeng Securities Co., Ltd. Class A	24,200	13,228
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	3,400	22,870
Tianma Microelectronics Co., Ltd. Class A	22,500	37,039
Tingyi Cayman Islands Holding Corp.	4,000	6,742
Tongcheng Travel Holdings, Ltd. (c)	9,200	16,447
Tongwei Co., Ltd. Class A	2,900	19,502
Topsports International Holdings, Ltd. (b)	16,000	13,382
Trip.com Group, Ltd. ADR (c)	1,700	39,304
Tsingtao Brewery Co., Ltd. Class A	1,300	16,180
Universal Scientific Industrial Shanghai Co., Ltd. Class A	5,900	11,264
Vipshop Holdings, Ltd. ADR (c)	2,200	19,800
Walvax Biotechnology Co., Ltd. Class A	1,000	8,644
Wanhua Chemical Group Co., Ltd. Class A	4,100	52,244
See accompanying notes to financial statements.
14

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Want Want China Holdings, Ltd.	48,000	$ 44,375
Weichai Power Co., Ltd. Class A	13,400	28,180
Weihai Guangwei Composites Co., Ltd. Class A	1,300	12,074
Wens Foodstuffs Group Co., Ltd. Class A (c)	7,200	25,009
Will Semiconductor Co., Ltd. Shanghai Class A	900	27,419
Wingtech Technology Co., Ltd. Class A	1,300	16,649
Wuchan Zhongda Group Co., Ltd. Class A	14,200	11,945
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	4,400	16,254
Wuliangye Yibin Co., Ltd. Class A	3,700	90,377
WUS Printed Circuit Kunshan Co., Ltd. Class A	5,500	11,471
WuXi AppTec Co., Ltd. Class A	2,900	51,339
Wuxi Biologics Cayman, Inc. (b)(c)	11,000	91,369
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	1,300	11,968
Xiamen Faratronic Co., Ltd. Class A	300	9,498
Xiaomi Corp. Class B (b)(c)	51,600	91,849
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	12,100	25,027
Xinyi Solar Holdings, Ltd.	18,000	31,764
XPeng, Inc. ADR (c)	1,500	41,385
Yadea Group Holdings, Ltd. (b)	10,000	15,476
Yihai International Holding, Ltd. (c)	2,000	5,746
Yonyou Network Technology Co., Ltd. Class A	3,300	11,904
YTO Express Group Co., Ltd. Class A	3,900	10,598
Yunda Holding Co., Ltd. Class A	2,800	7,745
Yunnan Baiyao Group Co., Ltd. Class A	700	9,022
Zai Lab, Ltd. ADR (c)	200	8,796
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	500	24,986
Zhejiang Century Huatong Group Co., Ltd. Class A (c)	8,800	8,692
Zhejiang Chint Electrics Co., Ltd. Class A	1,800	11,223
Zhejiang Huayou Cobalt Co., Ltd. Class A	1,300	20,028
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	1,000	7,637
Zhuzhou CRRC Times Electric Co., Ltd.	1,600	6,282
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A (c)	6,700	7,008
ZTE Corp. Class A	14,700	55,344
ZTO Express Cayman, Inc. ADR	2,000	50,000
		9,506,378
COLOMBIA — 0.3%
Bancolombia SA	441	5,096
Bancolombia SA Preference Shares	1,292	13,874
Ecopetrol SA	35,325	33,295
Grupo Argos SA	4,414	16,322
See accompanying notes to financial statements.
15

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Grupo de Inversiones Suramericana SA	1,029	$ 9,765
		78,352
CZECH REPUBLIC — 0.4%
CEZ A/S	1,973	83,225
Komercni banka A/S	573	22,369
		105,594
EGYPT — 0.1%
Commercial International Bank Egypt SAE (c)	6,566	16,591
GREECE — 0.7%
Alpha Services & Holdings SA (c)	15,090	18,738
Eurobank Ergasias Services & Holdings SA Class A (c)	20,408	24,126
Hellenic Telecommunications Organization SA	4,817	87,898
National Bank of Greece SA (c)	6,245	23,305
OPAP SA	1,966	28,875
Public Power Corp. SA (c)	866	7,323
		190,265
HONG KONG — 0.1%
Nine Dragons Paper Holdings, Ltd.	15,000	13,101
Sino Biopharmaceutical, Ltd.	14,000	8,742
		21,843
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	7,117	63,179
OTP Bank Nyrt (c)	538	19,797
		82,976
INDIA — 13.0%
ABB India, Ltd.	1,111	31,640
ACC, Ltd.	1,189	33,757
Adani Green Energy, Ltd. (c)	2,082	52,608
Adani Power, Ltd. (c)	4,041	9,871
Adani Total Gas, Ltd.	784	22,243
Adani Transmission, Ltd. (c)	761	23,783
Ambuja Cements, Ltd.	7,563	29,868
Apollo Hospitals Enterprise, Ltd.	315	18,774
Ashok Leyland, Ltd.	8,077	12,498
Asian Paints, Ltd.	1,693	68,814
Axis Bank, Ltd. (c)	8,857	88,967
Bajaj Auto, Ltd.	366	17,644
Bajaj Finance, Ltd.	723	69,270
Bajaj Finserv, Ltd.	57	12,833
See accompanying notes to financial statements.
16

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Balkrishna Industries, Ltd.	315	$ 8,880
Bharat Electronics, Ltd.	5,515	15,342
Bharat Petroleum Corp., Ltd.	6,084	28,852
Bharti Airtel, Ltd. (c)	7,460	74,324
Bosch, Ltd.	49	9,337
Britannia Industries, Ltd.	148	6,263
Cipla, Ltd.	2,371	31,855
Dabur India, Ltd.	1,580	11,180
Dalmia Bharat, Ltd.	427	8,428
Divi's Laboratories, Ltd.	307	17,835
DLF, Ltd.	4,308	21,630
Dr Reddy's Laboratories, Ltd. ADR	618	34,441
Eicher Motors, Ltd.	526	17,057
Godrej Consumer Products, Ltd. (c)	2,054	20,257
Grasim Industries, Ltd.	1,413	31,029
Havells India, Ltd.	1,557	23,682
HCL Technologies, Ltd.	4,386	67,360
HDFC Bank, Ltd. ADR	4,762	292,053
Hero MotoCorp, Ltd.	673	20,376
Hindalco Industries, Ltd.	7,743	58,194
Hindustan Petroleum Corp., Ltd.	2,980	10,593
Hindustan Unilever, Ltd.	2,908	78,621
Housing Development Finance Corp., Ltd.	5,618	177,226
ICICI Bank, Ltd. ADR	9,997	189,343
ICICI Lombard General Insurance Co., Ltd. (b)	593	10,395
IDFC First Bank, Ltd. (c)	52,193	27,345
Indian Oil Corp., Ltd.	13,127	20,606
Indus Towers, Ltd. (c)	2,777	8,138
IndusInd Bank, Ltd.	1,406	17,356
Info Edge India, Ltd.	159	9,462
Infosys, Ltd. ADR	13,938	346,917
JSW Energy, Ltd.	1,528	6,094
JSW Steel, Ltd.	6,157	59,531
Jubilant Foodworks, Ltd.	184	6,402
Kotak Mahindra Bank, Ltd.	3,879	89,781
Mahindra & Mahindra, Ltd. GDR	3,958	43,934
Marico, Ltd.	5,945	39,518
Maruti Suzuki India, Ltd.	317	31,632
Nestle India, Ltd.	181	41,516
NTPC, Ltd.	8,865	15,794
Power Grid Corp. of India, Ltd.	3,619	10,354
REC, Ltd.	9,353	15,188
See accompanying notes to financial statements.
17

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Reliance Industries, Ltd. GDR (b)	4,584	$ 316,296
SBI Cards & Payment Services, Ltd.	706	7,935
Shree Cement, Ltd.	153	48,525
Siemens, Ltd.	481	15,033
SRF, Ltd.	208	7,355
State Bank of India GDR	1,058	68,029
Sun Pharmaceutical Industries, Ltd.	1,842	22,236
Tata Consumer Products, Ltd.	3,491	35,815
Tata Motors, Ltd. ADR (c)	1,039	29,040
Tata Motors, Ltd. (c)	254	692
Tata Power Co., Ltd.	7,597	23,926
Tata Steel, Ltd. GDR	3,543	59,877
Tech Mahindra, Ltd.	3,614	71,515
Titan Co., Ltd.	1,240	41,502
UltraTech Cement, Ltd.	546	47,573
United Spirits, Ltd. (c)	3,260	38,219
Vedanta, Ltd.	6,488	34,536
Voltas, Ltd.	1,227	20,166
Wipro, Ltd. ADR	10,441	80,500
Yes Bank, Ltd. (c)	127,379	20,677
		3,536,138
INDONESIA — 1.3%
Aneka Tambang Tbk	71,700	12,181
Bank Central Asia Tbk PT	219,900	122,103
Bank Jago Tbk PT (c)	18,300	18,666
Bank Mandiri Persero Tbk PT	36,600	20,131
Bank Rakyat Indonesia Persero Tbk PT	311,900	101,198
Barito Pacific Tbk PT	120,100	7,568
Chandra Asri Petrochemical Tbk PT	13,600	9,564
Indah Kiat Pulp & Paper Tbk PT	12,800	7,040
Indocement Tunggal Prakarsa Tbk PT	23,400	17,555
Telkom Indonesia Persero Tbk PT	56,000	17,858
Unilever Indonesia Tbk PT	110,500	28,159
		362,023
KUWAIT — 0.3%
Agility Public Warehousing Co. KSC	13,614	49,518
National Bank of Kuwait SAKP	12,395	44,839
		94,357
MALAYSIA — 1.7%
CIMB Group Holdings Bhd	7,700	9,761
See accompanying notes to financial statements.
18

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
DiGi.Com Bhd	22,700	$ 21,055
Hong Leong Bank Bhd	3,200	15,373
IOI Corp. Bhd	15,100	14,796
Malayan Banking Bhd	23,300	49,540
MISC Bhd	33,500	58,559
Nestle Malaysia Bhd	3,900	123,917
Petronas Chemicals Group Bhd	10,500	23,973
Petronas Gas Bhd	6,100	24,169
Press Metal Aluminium Holdings Bhd	16,700	24,624
RHB Bank Bhd	11,600	16,442
Sime Darby Plantation Bhd	8,400	9,929
Top Glove Corp. Bhd	12,900	5,890
Westports Holdings Bhd	61,200	58,220
		456,248
MEXICO — 2.8%
Alfa SAB de CV Class A	22,700	17,200
America Movil SAB de CV Series L	125,200	132,596
Arca Continental SAB de CV	6,300	42,728
Cemex SAB de CV Series CPO (c)	97,900	52,480
Coca-Cola Femsa SAB de CV	8,735	47,976
Fibra Uno Administracion SA de CV REIT	40,300	47,086
Fomento Economico Mexicano SAB de CV	7,500	62,190
Grupo Aeroportuario del Sureste SAB de CV Class B	1,315	29,273
Grupo Bimbo SAB de CV Class A	15,300	46,079
Grupo Financiero Banorte SAB de CV Series O	10,800	80,992
Industrias Penoles SAB de CV	700	8,821
Kimberly-Clark de Mexico SAB de CV Class A	27,000	37,883
Orbia Advance Corp. SAB de CV	9,200	24,225
Wal-Mart de Mexico SAB de CV	32,700	134,329
		763,858
PERU — 0.2%
Banco BBVA Peru SA	20,975	12,647
Credicorp, Ltd.	200	34,374
		47,021
PHILIPPINES — 0.8%
Ayala Corp.	4,000	63,697
Ayala Land, Inc.	28,500	19,305
Bank of the Philippine Islands	29,130	56,070
BDO Unibank, Inc.	5,300	13,592
Globe Telecom, Inc.	145	7,118
See accompanying notes to financial statements.
19

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
International Container Terminal Services, Inc.	3,160	$ 13,728
Manila Electric Co.	1,820	13,140
SM Investments Corp.	1,190	20,905
SM Prime Holdings, Inc.	11,800	8,631
		216,186
POLAND — 0.7%
KGHM Polska Miedz SA	541	22,446
mBank SA (c)	59	5,000
Orange Polska SA (c)	16,316	30,892
Polski Koncern Naftowy ORLEN SA	1,601	29,206
Powszechna Kasa Oszczednosci Bank Polski SA (c)	3,867	36,969
Powszechny Zaklad Ubezpieczen SA	4,547	36,935
Santander Bank Polska SA	585	42,816
		204,264
QATAR — 0.5%
Qatar Fuel QSC	6,012	29,517
Qatar National Bank QPSC	16,251	102,948
		132,465
RUSSIA — 0.0%
Alrosa PJSC (c)(d)	23,690	—
Gazprom PJSC (d)	33,540	—
Inter RAO UES PJSC (c)(d)	542,800	—
LUKOIL PJSC (d)	1,136	—
Magnitogorsk Iron & Steel Works PJSC (c)(d)	35,790	—
Moscow Exchange MICEX (c)(d)	30,730	—
Novatek PJSC (d)	6,699	—
Novolipetsk Steel PJSC (c)(d)	20,650	—
PhosAgro PJSC GDR (d)	2,604	—
Polyus PJSC (c)(d)	290	—
Rosneft Oil Co PJSC (d)	9,809	—
Sberbank of Russia PJSC (d)	29,150	—
Severstal PAO (d)	2,334	—
Surgutneftegas PJSC (d)	37,500	—
Tatneft PJSC (d)	160	—
TCS Group Holding PLC GDR (c)(d)	258	—
Yandex NV Class A (c)(d)	1,000	—
		—
SAUDI ARABIA — 4.0%
Al Rajhi Bank	7,288	311,996
Alinma Bank	4,868	50,412
See accompanying notes to financial statements.
20

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Almarai Co. JSC	5,467	$ 74,613
Bank AlBilad (c)	2,099	34,690
Bank Al-Jazira	2,453	17,229
Banque Saudi Fransi	2,940	42,084
Bupa Arabia for Cooperative Insurance Co.	144	6,871
Etihad Etisalat Co.	2,178	24,094
Jarir Marketing Co.	293	15,386
Riyad Bank	2,755	27,576
Sahara International Petrochemical Co.	4,357	62,367
Saudi Arabian Mining Co. (c)	2,001	71,474
Saudi British Bank	2,005	21,271
Saudi Electricity Co.	5,471	38,646
Saudi Investment Bank	10,043	48,615
Saudi National Bank	6,286	118,800
Saudi Research & Media Group (c)	115	7,719
Saudi Telecom Co.	2,858	82,125
Savola Group	2,306	22,405
Yanbu National Petrochemical Co.	1,341	23,914
		1,102,287
SOUTH AFRICA — 3.4%
Absa Group, Ltd.	2,825	36,817
Anglo American Platinum, Ltd.	330	45,314
Aspen Pharmacare Holdings, Ltd.	1,540	20,933
FirstRand, Ltd.	12,061	63,943
Gold Fields, Ltd.	3,671	57,291
Growthpoint Properties, Ltd. REIT	55,416	55,824
Impala Platinum Holdings, Ltd.	3,040	46,816
Investec, Ltd.	5,719	38,163
Kumba Iron Ore, Ltd.	1,036	46,465
MultiChoice Group, Ltd.	838	7,554
Naspers, Ltd. Class N	433	49,312
Nedbank Group, Ltd.	3,626	57,835
Northam Platinum Holdings, Ltd. (c)	620	9,253
Old Mutual, Ltd.	34,213	32,240
Sanlam, Ltd.	8,879	43,871
Sasol, Ltd. (c)	1,753	42,588
Shoprite Holdings, Ltd.	2,038	33,007
Sibanye Stillwater, Ltd.	9,277	37,965
Standard Bank Group, Ltd.	5,873	73,205
Vodacom Group, Ltd.	8,804	96,400
See accompanying notes to financial statements.
21

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Woolworths Holdings, Ltd.	8,349	$ 33,013
		927,809
SOUTH KOREA — 9.1%
Amorepacific Corp.	230	30,362
AMOREPACIFIC Group	659	23,869
CJ CheilJedang Corp.	57	17,377
Coway Co., Ltd.	707	39,957
DB Insurance Co., Ltd.	198	11,419
Doosan Heavy Industries & Construction Co., Ltd. (c)	973	16,417
Hana Financial Group, Inc.	1,045	41,902
Hankook Tire & Technology Co., Ltd.	752	20,878
Hanon Systems	1,426	13,883
HMM Co., Ltd.	1,291	31,049
Hyundai Engineering & Construction Co., Ltd.	222	8,773
Hyundai Mobis Co., Ltd.	287	50,910
Hyundai Motor Co.	407	60,611
Hyundai Motor Co. Preference Shares	43	3,072
Hyundai Steel Co.	515	17,655
Kakao Corp.	682	59,926
KakaoBank Corp. (c)	335	14,262
Kangwon Land, Inc. (c)	360	8,272
KB Financial Group, Inc.	1,465	74,093
KCC Corp.	28	7,901
Kia Corp.	1,020	62,275
Korea Gas Corp.	458	14,964
Korean Air Lines Co., Ltd. (c)	869	21,652
Krafton, Inc. (c)	40	9,092
KT Corp.	897	26,420
L&F Co., Ltd. (c)	58	10,805
LG Chem, Ltd.	131	57,499
LG Display Co., Ltd.	1,584	26,987
LG Electronics, Inc.	704	69,990
LG Household & Health Care, Ltd.	50	35,394
LG Innotek Co., Ltd.	68	21,712
NAVER Corp.	461	129,508
NCSoft Corp.	22	8,486
POSCO Holdings, Inc.	297	71,796
Samsung Card Co., Ltd.	879	23,424
Samsung Electro-Mechanics Co., Ltd.	286	38,934
Samsung Electronics Co., Ltd. Preference Shares	446	23,182
Samsung Electronics Co., Ltd.	13,638	783,140
Samsung Engineering Co., Ltd. (c)	661	14,288
See accompanying notes to financial statements.
22

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	268	$ 48,424
Samsung SDI Co., Ltd.	178	87,528
Samsung SDS Co., Ltd.	103	11,770
Shinhan Financial Group Co., Ltd.	2,388	81,764
SK Hynix, Inc.	1,665	162,097
SK IE Technology Co., Ltd. (b)(c)	158	16,490
SK Innovation Co., Ltd. (c)	154	27,317
SK Telecom Co., Ltd.	897	42,110
		2,479,636
TAIWAN — 15.3%
Acer, Inc.	55,000	57,493
Advantech Co., Ltd.	1,000	12,896
ASE Technology Holding Co., Ltd.	15,000	54,186
Asia Cement Corp.	9,000	15,266
Asustek Computer, Inc.	5,000	65,180
AU Optronics Corp.	35,000	24,248
Cathay Financial Holding Co., Ltd.	20,000	45,024
Chailease Holding Co., Ltd.	2,000	17,695
Chang Hwa Commercial Bank, Ltd.	27,000	18,046
China Airlines, Ltd. (c)	15,000	13,952
China Development Financial Holding Corp.	83,000	55,620
China Steel Corp.	53,000	72,050
Chunghwa Telecom Co., Ltd.	23,000	101,949
Compal Electronics, Inc. (c)	39,000	36,480
CTBC Financial Holding Co., Ltd.	142,000	145,710
Delta Electronics, Inc.	8,000	74,970
E Ink Holdings, Inc.	2,000	12,914
E.Sun Financial Holding Co., Ltd.	123,000	141,883
Evergreen Marine Corp. Taiwan, Ltd. (c)	12,000	56,542
First Financial Holding Co., Ltd.	102,000	101,283
Formosa Chemicals & Fibre Corp.	11,000	30,330
Formosa Petrochemical Corp.	3,000	9,874
Formosa Plastics Corp.	13,000	48,322
Foxconn Technology Co., Ltd.	3,000	6,576
Fubon Financial Holding Co., Ltd.	32,000	85,441
Globalwafers Co., Ltd.	1,000	23,419
Hon Hai Precision Industry Co., Ltd.	35,000	129,487
Hua Nan Financial Holdings Co., Ltd.	24,000	20,397
Innolux Corp.	37,000	21,695
Inventec Corp.	19,000	16,380
Lite-On Technology Corp.	24,000	57,044
Macronix International Co., Ltd.	7,000	9,797
See accompanying notes to financial statements.
23

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MediaTek, Inc. (c)	5,000	$ 157,932
Mega Financial Holding Co., Ltd.	47,000	70,373
Micro-Star International Co., Ltd.	4,000	18,149
Nan Ya Plastics Corp.	6,000	19,517
Nan Ya Printed Circuit Board Corp.	1,000	18,289
Nanya Technology Corp.	10,000	24,152
Pegatron Corp.	9,000	22,742
Powertech Technology, Inc.	5,000	16,579
Quanta Computer, Inc.	9,000	27,737
Shanghai Commercial & Savings Bank, Ltd.	10,000	17,521
Shin Kong Financial Holding Co., Ltd.	46,000	17,339
SinoPac Financial Holdings Co., Ltd.	76,000	48,807
Taishin Financial Holding Co., Ltd.	117,000	83,713
Taiwan Cement Corp.	20,000	34,832
Taiwan Mobile Co., Ltd.	9,000	32,983
Taiwan Semiconductor Manufacturing Co., Ltd.	77,000	1,604,419
Unimicron Technology Corp.	3,000	26,072
Uni-President Enterprises Corp.	11,000	25,185
United Microelectronics Corp.	45,000	84,812
Vanguard International Semiconductor Corp.	6,000	26,072
Walsin Lihwa Corp.	11,000	11,287
Wan Hai Lines, Ltd.	3,000	16,596
Win Semiconductors Corp.	2,000	18,568
Winbond Electronics Corp.	14,000	15,245
Wistron Corp.	14,000	14,537
Yang Ming Marine Transport Corp. (c)	6,000	26,072
Yuanta Financial Holding Co., Ltd.	112,000	103,199
		4,164,878
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	1,596	38,282
THAILAND — 3.2%
Advanced Info Service PCL NVDR	11,600	81,287
Airports of Thailand PCL NVDR (c)	16,315	32,507
Bangkok Bank PCL	3,700	15,245
Bangkok Dusit Medical Services PCL NVDR	15,200	11,429
Bangkok Expressway & Metro PCL	31,800	8,321
Central Pattana PCL NVDR	17,500	31,053
Charoen Pokphand Foods PCL NVDR	46,245	33,519
CP ALL PCL NVDR	18,049	35,284
Delta Electronics Thailand PCL NVDR	1,800	21,004
Energy Absolute PCL	4,300	12,674
See accompanying notes to financial statements.
24

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Global Power Synergy PCL NVDR	7,500	$ 16,297
Home Product Center PCL NVDR	62,530	29,901
Indorama Ventures PCL NVDR	26,605	37,207
Kasikornbank PCL NVDR	10,500	51,000
Minor International PCL NVDR (c)	15,360	15,475
Muangthai Capital PCL NVDR	4,264	6,733
PTT Exploration & Production PCL NVDR	15,200	65,829
PTT Global Chemical PCL NVDR	37,350	57,008
PTT PCL NVDR	64,700	74,916
SCG Packaging PCL NVDR	15,500	28,203
Siam Cement PCL NVDR	6,626	76,323
Siam Commercial Bank PCL NVDR	15,800	54,171
Siam Makro PCL	9,400	11,238
Thai Oil PCL NVDR	9,700	15,097
Thai Union Group PCL NVDR	20,591	11,704
TMBThanachart Bank PCL NVDR	541,485	21,496
True Corp. PCL NVDR	107,128	16,593
		871,514
TURKEY — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret A/S	8,183	13,467
Enka Insaat ve Sanayi A/S	11,186	12,263
Ford Otomotiv Sanayi A/S	703	14,316
Turk Hava Yollari AO (c)	7,443	16,370
Turkcell Iletisim Hizmetleri A/S	4,857	7,464
Turkiye Garanti Bankasi A/S	8,041	6,688
Turkiye Petrol Rafinerileri AS (c)	1,034	15,114
Turkiye Sise ve Cam Fabrikalari A/S	18,466	19,149
		104,831
UNITED ARAB EMIRATES — 1.2%
Aldar Properties PJSC	22,219	29,823
Emaar Properties PJSC	6,608	10,794
Emirates Telecommunications Group Co. PJSC	8,635	86,889
First Abu Dhabi Bank PJSC	18,756	120,511
International Holding Co. PJSC (c)	1,292	66,235
		314,252
TOTAL COMMON STOCKS (Cost $29,287,466)		27,135,223

See accompanying notes to financial statements.
25

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (e)(f) (Cost $22,986)	22,991	$ 22,989
TOTAL INVESTMENTS — 99.6% (Cost $29,310,452)		27,158,212
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		121,514
NET ASSETS — 100.0%		$ 27,279,726
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.9% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$27,087,745	$47,478	$ 0(a)	$27,135,223
Short-Term Investment	22,989	—	—	22,989
TOTAL INVESTMENTS	$ 27,110,734	$47,478	$ 0	$27,158,212
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2022.
See accompanying notes to financial statements.
26

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	25.0%
Information Technology	19.8
Consumer Discretionary	9.9
Communication Services	9.6
Materials	8.9
Consumer Staples	8.3
Industrials	5.9
Energy	3.4
Utilities	3.2
Health Care	3.2
Real Estate	2.3
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 1/11/2022*	Value at 1/11/2022*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$7,741,092	$7,718,075	$(31)	$3	22,991	$22,989	$117
*	Commencement of operations.
See accompanying notes to financial statements.
27

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 7.3%
Australia & New Zealand Banking Group, Ltd.	6,836	$ 141,684
BHP Group, Ltd.	7,222	280,659
Coles Group, Ltd.	860	11,567
Commonwealth Bank of Australia	2,513	199,602
CSL, Ltd.	870	175,189
Dexus REIT	10,914	89,745
Evolution Mining, Ltd.	2,430	8,029
Fortescue Metals Group, Ltd.	2,200	34,132
Glencore PLC (a)	16,276	107,149
GPT Group REIT	26,228	102,025
Macquarie Group, Ltd.	590	90,061
National Australia Bank, Ltd.	9,470	230,057
Qantas Airways, Ltd. (a)	2,560	10,016
Rio Tinto PLC	1,772	141,876
Rio Tinto, Ltd.	331	29,606
Santos, Ltd.	3,015	17,524
Stockland REIT	11,130	35,689
Suncorp Group, Ltd.	1,890	15,783
Transurban Group Stapled Security	2,669	27,158
Wesfarmers, Ltd.	316	11,962
Westpac Banking Corp.	7,918	144,132
Woodside Petroleum, Ltd.	613	14,777
Woolworths Group, Ltd.	2,590	72,469
		1,990,891
AUSTRIA — 0.4%
Erste Group Bank AG	270	9,941
EVN AG	245	6,352
Mondi PLC	3,562	69,950
OMV AG	300	14,483
Verbund AG	77	8,182
		108,908
BELGIUM — 1.0%
Ageas SA/NV	775	39,528
Anheuser-Busch InBev SA/NV	1,272	76,794
KBC Group NV	977	71,072
Solvay SA	450	44,792
UCB SA	350	42,233
See accompanying notes to financial statements.
28

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Umicore SA	152	$ 6,657
		281,076
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	310	14,755
Yara International ASA	250	12,637
		27,392
CANADA — 10.1%
Agnico Eagle Mines, Ltd.	211	12,923
Bank of Montreal	1,460	171,956
Bank of Nova Scotia	2,800	200,857
Barrick Gold Corp.	4,080	100,150
BCE, Inc.	1,960	108,745
Brookfield Asset Management, Inc. Class A	990	56,021
CAE, Inc. (a)	630	16,413
Canadian Imperial Bank of Commerce	960	116,633
Canadian National Railway Co.	1,421	190,786
Canadian Natural Resources, Ltd.	2,340	145,022
Canadian Pacific Railway, Ltd.	1,815	149,931
CGI, Inc. (a)	479	38,192
Enbridge, Inc.	3,890	179,232
Fortis, Inc.	832	41,185
Franco-Nevada Corp.	330	52,560
Intact Financial Corp.	20	2,958
Magna International, Inc.	250	16,064
National Bank of Canada	200	15,345
Nutrien, Ltd.	610	63,107
Pembina Pipeline Corp.	850	31,964
Power Corp. of Canada	2,020	62,587
Royal Bank of Canada	2,180	240,227
Shopify, Inc. Class A (a)	143	96,795
Sun Life Financial, Inc.	790	44,147
Suncor Energy, Inc.	1,800	58,653
TC Energy Corp.	2,887	162,974
Teck Resources, Ltd. Class B (a)	1,380	55,772
Thomson Reuters Corp.	350	38,033
Toronto-Dominion Bank	3,100	246,178
West Fraser Timber Co., Ltd.	80	6,588
WSP Global, Inc.	250	33,207
		2,755,205
See accompanying notes to financial statements.
29

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CHINA — 0.5%
BOC Hong Kong Holdings, Ltd.	5,000	$ 18,962
NXP Semiconductors NV	441	81,620
Prosus NV (a)	840	45,400
		145,982
DENMARK — 1.7%
AP Moller - Maersk A/S Class A	1	2,984
AP Moller - Maersk A/S Class B	2	6,094
Carlsberg A/S Class B	220	27,314
Coloplast A/S Class B	530	81,220
Novo Nordisk A/S Class B	2,334	261,457
Orsted A/S (b)	280	35,567
Vestas Wind Systems A/S	1,433	42,816
		457,452
FINLAND — 1.4%
Elisa Oyj	200	12,155
Fortum Oyj	239	4,396
Kone Oyj Class B	170	9,002
Neste Oyj	439	20,261
Nokia Oyj (a)	13,146	72,922
Nordea Bank Abp	2,810	29,338
Sampo Oyj Class A	1,140	56,292
Stora Enso Oyj Class R	4,593	91,042
UPM-Kymmene Oyj	2,202	72,669
		368,077
FRANCE — 10.1%
Aeroports de Paris (a)	50	7,566
Air Liquide SA	449	79,393
Alstom SA	420	9,940
Arkema SA	590	71,390
AXA SA	5,682	167,946
BNP Paribas SA	2,854	164,904
Bureau Veritas SA	993	28,660
Capgemini SE	672	151,409
Carrefour SA	3,257	71,192
Cie de Saint-Gobain	607	36,653
Cie Generale des Etablissements Michelin SCA	441	60,329
CNP Assurances	1,260	30,562
Danone SA	2,605	145,010
Eiffage SA	160	16,599
See accompanying notes to financial statements.
30

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Electricite de France SA	3,090	$ 29,341
Engie SA	4,440	58,956
EssilorLuxottica SA	451	83,450
Gecina SA REIT	160	20,348
Hermes International	6	8,622
Kering SA	168	107,613
Legrand SA	155	14,897
L'Oreal SA	674	272,861
LVMH Moet Hennessy Louis Vuitton SE	361	260,842
Orange SA	5,771	68,732
Pernod Ricard SA	388	86,039
Renault SA (a)	420	11,157
Sanofi	1,776	182,806
SEB SA	62	8,733
Societe Generale SA	1,946	52,961
Teleperformance	174	67,044
TotalEnergies SE	3,392	173,722
Veolia Environnement SA	1,460	47,256
Vinci SA	1,237	127,987
Vivendi SE	1,010	13,306
Worldline SA (a)(b)	170	7,469
		2,745,695
GERMANY — 7.5%
Adidas AG	255	60,122
Allianz SE	1,044	251,546
BASF SE	1,749	100,726
Bayerische Motoren Werke AG	620	54,222
Bayerische Motoren Werke AG Preference Shares	40	3,129
Beiersdorf AG	250	26,481
Carl Zeiss Meditec AG	50	8,175
Continental AG (a)	270	19,647
Covestro AG (b)	550	28,052
Deutsche Bank AG (a)	3,296	42,211
Deutsche Boerse AG	375	68,011
Deutsche Lufthansa AG (a)	3,374	27,623
Deutsche Post AG	2,514	121,818
Deutsche Telekom AG	5,062	95,365
Deutsche Wohnen SE	535	18,096
E.ON SE	4,313	50,590
HeidelbergCement AG	130	7,472
Henkel AG & Co. KGaA Preference Shares	291	19,647
Henkel AG & Co. KGaA	239	15,942
See accompanying notes to financial statements.
31

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Infineon Technologies AG	2,018	$ 69,572
KION Group AG	70	4,673
Mercedes-Benz Group AG	1,440	102,237
Merck KGaA	325	68,652
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	398	107,609
Puma SE	320	27,572
RWE AG	1,370	60,257
SAP SE	2,086	234,698
Sartorius AG Preference Shares	32	14,302
Siemens AG	1,422	198,818
Siemens Healthineers AG (b)	150	9,386
Symrise AG	290	35,122
Telefonica Deutschland Holding AG	5,698	15,653
Volkswagen AG Preference Shares	230	40,178
Vonovia SE	640	30,129
Zalando SE (a)(b)	393	20,115
		2,057,848
HONG KONG — 1.5%
AIA Group, Ltd.	18,800	197,929
CLP Holdings, Ltd.	1,500	14,624
Hang Lung Properties, Ltd.	6,000	12,105
Hong Kong Exchanges & Clearing, Ltd.	1,700	80,621
New World Development Co., Ltd.	2,000	8,134
Sun Hung Kai Properties, Ltd.	2,000	23,904
Swire Pacific, Ltd. Class A	1,000	6,116
Swire Properties, Ltd.	8,800	21,867
Techtronic Industries Co., Ltd.	2,000	32,408
		397,708
IRELAND — 0.4%
CRH PLC	1,580	63,903
Flutter Entertainment PLC (a)	138	16,122
Kerry Group PLC Class A	180	20,248
		100,273
ISRAEL — 0.2%
Bank Hapoalim BM	5,080	50,541
ITALY — 2.6%
Assicurazioni Generali SpA	5,273	121,858
Coca-Cola HBC AG (a)	822	17,311
Enel SpA	17,749	119,833
Eni SpA	4,690	69,372
See accompanying notes to financial statements.
32

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Intesa Sanpaolo SpA	40,838	$ 94,671
Mediobanca Banca di Credito Finanziario SpA	760	7,797
Nexi SpA (a)(b)	3,500	40,890
Poste Italiane SpA (b)	3,265	37,491
Prysmian SpA	270	9,301
Telecom Italia SpA (a)	21,670	8,041
UniCredit SpA	5,002	54,848
UnipolSai Assicurazioni SpA	46,130	137,863
		719,276
JAPAN — 19.0%
Advantest Corp.	200	15,934
Aeon Co., Ltd.	500	10,750
AGC, Inc.	700	28,288
Aisin Corp.	300	10,369
Ajinomoto Co., Inc.	1,700	48,671
ANA Holdings, Inc. (a)	1,000	21,141
Asahi Group Holdings, Ltd.	1,200	44,105
Asahi Kasei Corp.	4,000	35,015
Astellas Pharma, Inc.	5,200	81,872
Azbil Corp.	700	23,588
Bridgestone Corp.	2,100	82,322
Canon, Inc.	2,000	49,318
Chugai Pharmaceutical Co., Ltd.	700	23,628
Dai Nippon Printing Co., Ltd.	300	7,114
Daifuku Co., Ltd.	500	36,210
Dai-ichi Life Holdings, Inc.	1,700	35,001
Daiichi Sankyo Co., Ltd.	3,000	66,241
Daikin Industries, Ltd.	500	92,317
Daiwa House Industry Co., Ltd.	900	23,736
Daiwa House REIT Investment Corp.	6	16,214
Daiwa Securities Group, Inc.	6,000	34,243
Denso Corp.	500	32,379
Eisai Co., Ltd.	600	28,029
ENEOS HoldingS, Inc.	19,400	73,205
FANUC Corp.	200	35,666
Fast Retailing Co., Ltd.	100	51,897
Fuji Electric Co., Ltd.	400	20,301
FUJIFILM Holdings Corp.	800	49,447
Fujitsu, Ltd.	300	45,516
Hamamatsu Photonics KK	300	16,190
Hirose Electric Co., Ltd.	100	14,715
Hitachi Construction Machinery Co., Ltd.	500	13,162
See accompanying notes to financial statements.
33

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hitachi Metals, Ltd. (a)	900	$ 15,134
Hitachi, Ltd.	2,100	106,665
Honda Motor Co., Ltd.	3,300	94,806
Hoya Corp.	400	46,237
Inpex Corp.	2,000	23,728
Isuzu Motors, Ltd.	1,000	13,083
ITOCHU Corp.	1,500	51,213
Itochu Techno-Solutions Corp.	1,000	25,870
Japan Real Estate Investment Corp. REIT	12	63,176
Kao Corp.	2,100	86,941
KDDI Corp.	2,500	82,492
Keyence Corp.	200	94,336
Kirin Holdings Co., Ltd.	2,500	37,673
Koito Manufacturing Co., Ltd.	400	16,395
Komatsu, Ltd.	3,000	72,742
Kubota Corp.	3,400	64,512
Kyocera Corp.	700	39,690
Mitsubishi Chemical Holdings Corp.	3,200	21,543
Mitsubishi Electric Corp.	6,000	69,701
Mitsubishi Estate Co., Ltd.	4,000	59,946
Mitsubishi Heavy Industries, Ltd.	400	13,248
Mitsubishi UFJ Financial Group, Inc.	17,000	106,489
Mitsui & Co., Ltd.	2,200	60,322
Mitsui Chemicals, Inc.	600	15,275
Mitsui Fudosan Co., Ltd.	1,400	30,220
Mitsui OSK Lines, Ltd.	300	8,453
MS&AD Insurance Group Holdings, Inc.	2,400	78,659
Murata Manufacturing Co., Ltd.	900	60,188
NEC Corp.	1,100	46,674
NGK Insulators, Ltd.	3,000	43,329
Nidec Corp.	500	40,157
Nintendo Co., Ltd.	200	101,619
Nippon Steel Corp.	1,400	25,041
Nippon Telegraph & Telephone Corp.	4,000	116,828
Nippon Yusen KK	200	17,730
Nissan Motor Co., Ltd. (a)	3,500	15,797
Nomura Holdings, Inc.	2,000	8,489
Nomura Real Estate Master Fund, Inc. REIT (a)	10	13,281
Nomura Research Institute, Ltd.	1,600	52,993
NTT Data Corp.	1,200	23,906
Obayashi Corp.	3,000	22,245
Oji Holdings Corp.	4,000	20,004
See accompanying notes to financial statements.
34

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Olympus Corp.	2,000	$ 38,542
Omron Corp.	700	47,372
Ono Pharmaceutical Co., Ltd.	1,800	45,469
Oriental Land Co., Ltd.	100	19,370
Panasonic Corp.	4,600	45,043
Rakuten Group, Inc.	1,000	7,967
Recruit Holdings Co., Ltd.	1,900	84,751
Renesas Electronics Corp. (a)	1,300	15,338
Ricoh Co., Ltd.	2,000	17,500
Rohm Co., Ltd.	300	23,703
Secom Co., Ltd.	400	29,225
Seiko Epson Corp.	800	12,134
Sekisui Chemical Co., Ltd.	2,500	36,231
Sekisui House, Ltd.	4,000	78,138
SG Holdings Co., Ltd.	500	9,524
Shimadzu Corp.	500	17,446
Shin-Etsu Chemical Co., Ltd.	400	61,924
Shionogi & Co., Ltd.	600	37,224
Shiseido Co., Ltd.	1,000	51,230
SoftBank Group Corp.	1,400	64,120
Sompo Holdings, Inc.	100	4,433
Sony Group Corp.	2,200	230,739
Subaru Corp.	800	12,840
Sumitomo Corp.	3,800	66,342
Sumitomo Electric Industries, Ltd.	1,300	15,659
Sumitomo Mitsui Financial Group, Inc.	1,800	57,941
Sumitomo Realty & Development Co., Ltd.	700	19,545
Suzuki Motor Corp.	200	6,942
Sysmex Corp.	400	29,406
Takeda Pharmaceutical Co., Ltd.	3,200	92,223
TDK Corp.	500	18,373
Terumo Corp.	1,400	42,955
TIS, Inc.	400	9,481
Tokio Marine Holdings, Inc.	1,600	93,963
Tokyo Electron, Ltd.	200	104,222
Toray Industries, Inc.	2,000	10,526
TOTO, Ltd.	900	36,630
Toyota Industries Corp.	200	13,957
Toyota Motor Corp.	17,400	318,612
Toyota Tsusho Corp.	600	25,013
Unicharm Corp.	600	21,548
Yamaha Corp.	400	17,631
See accompanying notes to financial statements.
35

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Yamaha Motor Co., Ltd.	1,000	$ 22,707
Z Holdings Corp.	2,000	8,839
		5,196,192
LUXEMBOURG — 0.2%
ArcelorMittal SA	1,660	54,117
MACAU — 0.1%
Sands China, Ltd. (a)	5,200	12,603
NETHERLANDS — 4.5%
ABN AMRO Bank NV (b)	557	7,215
Adyen NV (a)(b)	20	40,256
Aegon NV	8,540	45,629
Akzo Nobel NV	821	71,453
ASML Holding NV	628	426,234
Heineken Holding NV	1,006	79,584
Heineken NV	1,291	124,366
ING Groep NV	8,605	91,062
Koninklijke Ahold Delhaize NV	2,636	85,393
Koninklijke DSM NV	360	65,090
Koninklijke KPN NV	5,434	19,003
Koninklijke Philips NV	1,629	50,261
Randstad NV	651	39,577
Wolters Kluwer NV	705	75,759
		1,220,882
NORWAY — 0.7%
Equinor ASA	910	34,468
Mowi ASA	1,133	30,839
Nordic Semiconductor ASA (a)	269	6,989
Norsk Hydro ASA	4,431	43,631
Orkla ASA	7,940	71,155
Telenor ASA	500	7,248
		194,330
PORTUGAL — 0.4%
EDP - Energias de Portugal SA	15,466	76,835
Jeronimo Martins SGPS SA	1,820	44,004
		120,839
SINGAPORE — 0.7%
CapitaLand Integrated Commercial Trust REIT	15,000	24,938
DBS Group Holdings, Ltd.	2,800	74,130
Keppel Corp., Ltd.	11,000	52,182
See accompanying notes to financial statements.
36

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
STMicroelectronics NV	750	$ 33,037
		184,287
SPAIN — 3.2%
Acciona SA	183	35,327
Aena SME SA (a)(b)	80	13,445
Amadeus IT Group SA (a)	710	46,751
Banco Bilbao Vizcaya Argentaria SA	17,643	102,275
Banco Santander SA	31,550	108,823
CaixaBank SA	11,385	38,978
Cellnex Telecom SA (b)	720	35,016
EDP Renovaveis SA	700	18,178
Endesa SA	3,479	76,547
Iberdrola SA	13,644	150,596
Industria de Diseno Textil SA	2,311	50,861
Naturgy Energy Group SA	2,257	68,206
Repsol SA	2,832	37,573
Siemens Gamesa Renewable Energy SA (a)	985	17,508
Telefonica SA	13,070	63,819
		863,903
SWEDEN — 2.3%
Alfa Laval AB	1,290	45,028
Assa Abloy AB Class B	1,409	38,538
Atlas Copco AB Class A	633	33,398
Atlas Copco AB Class B	196	9,033
Boliden AB	230	11,799
Electrolux AB Class B	633	9,720
Epiroc AB Class A	595	12,910
Epiroc AB Class B	177	3,239
EQT AB	190	7,586
Essity AB Class B	734	17,501
Evolution AB (b)	100	10,388
H & M Hennes & Mauritz AB Class B	707	9,572
Hexagon AB Class B	2,570	36,608
Investor AB Class A	212	5,014
Investor AB Class B	1,908	42,206
Sandvik AB	2,376	51,245
Skanska AB Class B	510	11,569
SKF AB Class B	1,370	22,631
Svenska Cellulosa AB SCA Class B	1,932	38,031
Svenska Handelsbanken AB Class A	2,356	21,969
Tele2 AB Class B	749	11,437
See accompanying notes to financial statements.
37

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	6,206	$ 57,469
Telia Co. AB	13,350	54,062
Trelleborg AB Class B	1,073	25,215
Volvo AB Class A	172	3,341
Volvo AB Class B	2,347	44,475
		633,984
SWITZERLAND — 10.1%
ABB, Ltd.	5,052	165,628
Alcon, Inc.	670	53,658
Chocoladefabriken Lindt & Spruengli AG	3	35,925
Cie Financiere Richemont SA	590	75,653
Credit Suisse Group AG (a)	4,359	34,768
Geberit AG	216	134,306
Givaudan SA	25	103,966
Holcim, Ltd. (a)	2,769	136,276
Logitech International SA	370	27,823
Lonza Group AG (a)	133	97,150
Nestle SA	5,010	654,390
Novartis AG	4,570	403,491
Partners Group Holding AG	16	20,056
Roche Holding AG	1,150	457,938
Schindler Holding AG (c)	54	11,677
Schindler Holding AG (c)	12	2,581
SGS SA	22	61,583
Sika AG	130	43,425
Sonova Holding AG	196	82,553
Straumann Holding AG	11	17,769
UBS Group AG	5,508	108,604
Zurich Insurance Group AG (a)	76	37,725
		2,766,945
TAIWAN — 0.0% (d)
Sea, Ltd. ADR (a)	100	11,979
UNITED KINGDOM — 11.2%
3i Group PLC	2,092	38,245
Abrdn PLC	7,650	21,646
Ashtead Group PLC	536	34,108
AstraZeneca PLC	2,432	324,436
Aviva PLC	9,808	58,383
Barclays PLC	34,680	67,716
Barratt Developments PLC	3,306	22,739
BP PLC	28,296	139,840
See accompanying notes to financial statements.
38

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
BT Group PLC	16,990	$ 40,758
CNH Industrial NV	3,100	49,651
Coca-Cola Europacific Partners PLC	700	34,027
Compass Group PLC	1,820	39,539
Croda International PLC	678	70,344
Diageo PLC	5,606	285,170
DS Smith PLC	6,160	26,124
Experian PLC	1,200	46,625
HSBC Holdings PLC	30,970	214,241
Informa PLC (a)	3,890	30,823
International Consolidated Airlines Group SA (a)	6,058	11,345
Intertek Group PLC	370	25,449
J Sainsbury PLC	5,610	18,665
Kingfisher PLC	4,840	16,276
Land Securities Group PLC REIT	4,850	50,167
Legal & General Group PLC	32,634	116,872
Lloyds Banking Group PLC	95,178	58,968
London Stock Exchange Group PLC	489	51,289
National Grid PLC	2,840	43,839
Natwest Group PLC	6,720	19,103
Pearson PLC	1,105	10,921
Prudential PLC	4,621	68,995
Reckitt Benckiser Group PLC	1,299	99,746
RELX PLC	4,700	147,466
Rentokil Initial PLC	2,310	15,998
Rolls-Royce Holdings PLC (a)	8,560	11,395
Segro PLC REIT	930	16,475
Smith & Nephew PLC	3,480	55,900
Smiths Group PLC	1,290	24,670
Spirax-Sarco Engineering PLC	452	74,599
SSE PLC	1,026	23,620
Standard Chartered PLC	3,340	22,437
Tesco PLC	22,360	81,255
Unilever PLC	5,313	241,690
United Utilities Group PLC	4,410	65,293
Vodafone Group PLC	53,790	88,415
Whitbread PLC (a)	500	18,808
WPP PLC	1,410	18,621
		3,042,692
UNITED STATES — 2.1%
Ferguson PLC	60	8,200
GlaxoSmithKline PLC	11,280	244,639
See accompanying notes to financial statements.
39

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Schneider Electric SE	1,174	$ 198,759
Stellantis NV	5,390	88,758
Swiss Re AG	425	40,697
		581,053
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	800	27,720
TOTAL COMMON STOCKS (Cost $28,238,274)		27,117,850

RIGHTS — 0.0% (d)
FRANCE — 0.0% (d)
Electricite de France SA (expiring 04/04/22) (a) (Cost: $0)	3,090	1,155
TOTAL INVESTMENTS — 99.4% (Cost $28,238,274)		27,119,005
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		164,499
NET ASSETS — 100.0%		$ 27,283,504
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$27,117,850	$ —	$—	$27,117,850
Rights	—	1,155	—	1,155
TOTAL INVESTMENTS	$27,117,850	$1,155	$—	$27,119,005
See accompanying notes to financial statements.
40

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	21.3%
Industrials	14.1
Health Care	11.6
Consumer Staples	11.2
Materials	9.1
Consumer Discretionary	9.0
Information Technology	8.4
Energy	4.4
Communication Services	4.0
Utilities	3.8
Real Estate	2.5
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 1/11/2022*	Value at 1/11/2022*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$139,422	$139,418	$(4)	$—	—	$—	$42
*	Commencement of operations.
See accompanying notes to financial statements.
41

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BELGIUM — 1.6%
Anheuser-Busch InBev SA/NV	512,943	$ 30,967,602
CHINA — 1.4%
Prosus NV (a)	501,127	27,084,405
FINLAND — 0.7%
Kone Oyj Class B	231,919	12,280,349
FRANCE — 35.5%
Air Liquide SA	273,380	48,339,703
Airbus SE (a)	334,874	41,119,877
AXA SA	1,184,933	35,023,722
BNP Paribas SA	654,229	37,801,305
Danone SA	374,343	20,838,137
EssilorLuxottica SA	173,475	32,098,728
Hermes International	20,301	29,172,290
Kering SA	41,810	26,781,511
L'Oreal SA	139,224	56,363,138
LVMH Moet Hennessy Louis Vuitton SE	151,445	109,427,356
Pernod Ricard SA	117,999	26,166,420
Safran SA	218,118	26,030,828
Sanofi	658,718	67,802,685
TotalEnergies SE	1,500,773	76,862,528
Vinci SA	340,953	35,276,821
		669,105,049
GERMANY — 26.6%
Adidas AG	102,540	24,175,917
Allianz SE	234,926	56,604,108
BASF SE	528,236	30,421,522
Bayer AG	565,026	39,040,801
Bayerische Motoren Werke AG	184,303	16,118,092
Deutsche Boerse AG	109,278	19,818,876
Deutsche Post AG	566,602	27,455,221
Deutsche Telekom AG	1,994,303	37,571,461
Infineon Technologies AG	751,064	25,893,284
Mercedes-Benz Group AG	482,824	34,279,642
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	80,584	21,787,820
SAP SE	628,198	70,679,308
Siemens AG	431,514	60,332,403
Volkswagen AG Preference Shares	105,279	18,390,777
See accompanying notes to financial statements.
42

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Vonovia SE	401,457	$ 18,899,083
		501,468,315
IRELAND — 1.6%
CRH PLC	445,097	18,001,876
Flutter Entertainment PLC (a)(b)	101,020	11,801,993
		29,803,869
ITALY — 4.0%
Enel SpA	4,467,811	30,164,703
Eni SpA	1,444,728	21,369,799
Intesa Sanpaolo SpA	10,491,093	24,320,524
		75,855,026
NETHERLANDS — 13.3%
Adyen NV (a)(c)	16,432	33,074,073
ASML Holding NV	233,742	158,644,592
ING Groep NV	2,245,343	23,761,155
Koninklijke Ahold Delhaize NV	601,422	19,482,953
Koninklijke Philips NV	508,158	15,678,601
		250,641,374
SPAIN — 5.7%
Banco Bilbao Vizcaya Argentaria SA	3,834,884	22,230,470
Banco Santander SA	9,973,084	34,399,319
Iberdrola SA	3,381,055	37,318,363
Industria de Diseno Textil SA	639,189	14,067,414
		108,015,566
UNITED KINGDOM — 5.0%
Linde PLC (a)	291,964	94,370,036
UNITED STATES — 4.1%
Schneider Electric SE	327,268	55,406,756
Stellantis NV	1,301,348	21,429,589
		76,836,345
TOTAL COMMON STOCKS (Cost $1,975,920,538)		1,876,427,936

See accompanying notes to financial statements.
43

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d)(e)	858,169	$ 858,083
State Street Navigator Securities Lending Portfolio II (f)(g)	171,780	171,780
TOTAL SHORT-TERM INVESTMENTS (Cost $1,029,773)		1,029,863
TOTAL INVESTMENTS — 99.6% (Cost $1,976,950,311)		1,877,457,799
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		8,167,411
NET ASSETS — 100.0%		$ 1,885,625,210
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,876,427,936	$—	$—	$1,876,427,936
Short-Term Investments	1,029,863	—	—	1,029,863
TOTAL INVESTMENTS	$1,877,457,799	$—	$—	$1,877,457,799
Sector Breakdown as of March 31, 2022

% of Net Assets
Consumer Discretionary	19.3%
Information Technology	15.3
Financials	14.6
See accompanying notes to financial statements.
44

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

% of Net Assets
Industrials	13.7%
Materials	10.1
Consumer Staples	8.2
Health Care	6.5
Energy	5.2
Utilities	3.6
Communication Services	2.0
Real Estate	1.0
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	152,090	$152,121	$ 38,997,700	$ 38,291,665	$(163)	$90	858,169	$ 858,083	$ 328
State Street Navigator Securities Lending Portfolio II	—	—	89,564,496	89,392,716	—	—	171,780	171,780	14,083
Total		$152,121	$128,562,196	$127,684,381	$(163)	$90		$1,029,863	$ 14,411
See accompanying notes to financial statements.
45

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 5.7%
Aristocrat Leisure, Ltd.	26,152	$ 720,745
Australia & New Zealand Banking Group, Ltd.	225,155	4,666,610
BHP Group, Ltd. (a)	230,887	8,972,650
BHP Group, Ltd. (a)	150,507	5,849,834
Brambles, Ltd.	189,193	1,407,958
Cochlear, Ltd.	726	122,847
Coles Group, Ltd.	98,166	1,320,285
Commonwealth Bank of Australia	139,561	11,085,045
CSL, Ltd.	33,991	6,844,672
Endeavour Group, Ltd.	123,526	676,234
Evolution Mining, Ltd.	72,687	240,171
Fortescue Metals Group, Ltd.	133,612	2,072,940
Glencore PLC (b)	871,168	5,735,119
Goodman Group REIT	87,239	1,499,572
Insurance Australia Group, Ltd.	287,904	946,962
LendLease Corp., Ltd. Stapled Security	100,327	843,814
Macquarie Group, Ltd.	34,017	5,192,544
Medibank Pvt, Ltd.	228,412	528,300
National Australia Bank, Ltd.	224,458	5,452,809
Newcrest Mining, Ltd.	61,562	1,236,189
Northern Star Resources, Ltd.	48,463	390,864
Origin Energy, Ltd.	232,538	1,087,910
QBE Insurance Group, Ltd.	91,985	794,375
Rio Tinto PLC	84,926	6,799,644
Rio Tinto, Ltd.	29,966	2,680,328
Santos, Ltd.	189,136	1,099,325
Scentre Group REIT	220,557	505,163
Sonic Healthcare, Ltd.	80,180	2,136,292
South32, Ltd. (a)(c)	168,979	647,435
South32, Ltd. (a)	302,139	1,138,994
Suncorp Group, Ltd.	190,086	1,587,325
Telstra Corp., Ltd.	333,474	991,672
Transurban Group Stapled Security	219,001	2,228,416
Vicinity Centres REIT	483,228	676,771
Wesfarmers, Ltd.	98,166	3,716,111
Westpac Banking Corp.	281,141	5,117,616
WiseTech Global, Ltd.	6,599	253,128
Woodside Petroleum, Ltd.	84,167	2,028,886
Woolworths Group, Ltd.	123,526	3,456,305
		102,751,860
See accompanying notes to financial statements.
46

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
AUSTRIA — 0.2%
Erste Group Bank AG	43,815	$ 1,613,163
OMV AG	24,438	1,179,815
Raiffeisen Bank International AG (b)	29,424	423,965
Verbund AG	767	81,500
		3,298,443
BELGIUM — 0.5%
Ageas SA/NV	23,855	1,216,698
Anheuser-Busch InBev SA/NV	55,601	3,356,766
KBC Group NV	24,027	1,747,846
Solvay SA (c)	11,421	1,136,820
UCB SA	15,709	1,895,556
Umicore SA (c)	4,562	199,788
		9,553,474
BRAZIL — 1.7%
Ambev SA ADR (b)	488,003	1,576,250
Americanas SA	61,760	424,344
Americanas SA RCP	1,578	10,666
B3 SA - Brasil Bolsa Balcao	501,242	1,657,112
Banco Bradesco SA ADR	553,411	2,567,827
Banco do Brasil SA	69,254	505,711
Banco Inter SA	46,223	206,216
BB Seguridade Participacoes SA	60,125	323,403
BRF SA (b)	62,321	243,805
Centrais Eletricas Brasileiras SA	23,973	191,604
Cia Energetica de Minas Gerais ADR	228,344	735,268
Cia Siderurgica Nacional SA ADR (b)(c)	150,752	817,076
Cosan SA	85,014	423,107
Energisa SA	4,517	46,397
Equatorial Energia SA	46,118	264,075
Gerdau SA ADR	112,818	725,420
Hapvida Participacoes e Investimentos SA (d)	227,642	567,195
Itau Unibanco Holding SA Preference Shares ADR (b)	468,945	2,677,676
Klabin SA	15,501	78,680
Localiza Rent a Car SA	44,135	567,482
Lojas Renner SA	157,289	910,247
Magazine Luiza SA	367,604	527,585
Natura & Co. Holding SA (b)	88,831	486,968
Petroleo Brasileiro SA Preference Shares ADR	283,226	3,959,499
Raia Drogasil SA	167,086	841,768
Rumo SA (b)	43,710	170,629
See accompanying notes to financial statements.
47

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Suzano SA	47,749	$ 554,163
Vale SA ADR	261,492	5,227,225
Vale SA	10,622	213,694
WEG SA	100,376	736,563
Wheaton Precious Metals Corp.	33,963	1,616,509
Yara International ASA	21,220	1,072,649
		30,926,813
CANADA — 8.2%
Agnico Eagle Mines, Ltd.	27,870	1,706,941
Algonquin Power & Utilities Corp. (c)	6,082	94,416
Alimentation Couche-Tard, Inc.	49,350	2,225,205
Ballard Power Systems, Inc. (b)(c)	7,568	88,159
Bank of Montreal	60,549	7,131,311
Bank of Nova Scotia	92,087	6,605,817
Barrick Gold Corp.	138,314	3,395,146
BlackBerry, Ltd. (b)(c)	49,275	365,701
Brookfield Asset Management, Inc. Class A	107,301	6,071,842
CAE, Inc. (b)	41,066	1,069,843
Cameco Corp.	40,895	1,192,096
Canadian Apartment Properties REIT	2,743	117,819
Canadian Imperial Bank of Commerce	36,364	4,417,947
Canadian National Railway Co.	59,718	8,017,861
Canadian Natural Resources, Ltd.	98,231	6,087,876
Canadian Pacific Railway, Ltd.	64,911	5,362,089
Canadian Tire Corp., Ltd. Class A	11,268	1,702,852
Canopy Growth Corp. (b)(c)	13,989	106,173
Cenovus Energy, Inc.	91,650	1,529,151
CGI, Inc. (b)	12,758	1,017,229
Constellation Software, Inc.	1,489	2,547,531
Dollarama, Inc.	19,973	1,133,730
Enbridge, Inc.	111,949	5,158,052
Fairfax Financial Holdings, Ltd.	1,331	726,778
FirstService Corp.	1,936	280,283
Franco-Nevada Corp.	14,016	2,232,371
George Weston, Ltd.	5,540	682,825
GFL Environmental, Inc. (c)	1,864	60,678
Gildan Activewear, Inc.	30,567	1,147,501
IGM Financial, Inc.	21,071	745,131
Imperial Oil, Ltd.	41,724	2,020,978
Intact Financial Corp.	448	66,254
Kinross Gold Corp.	125,137	735,363
Lightspeed Commerce, Inc. (b)(c)	6,738	205,692
See accompanying notes to financial statements.
48

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Loblaw Cos., Ltd.	41,352	$ 3,713,917
Magna International, Inc.	17,939	1,152,703
Manulife Financial Corp.	145,425	3,103,983
National Bank of Canada	44,476	3,412,301
Nutrien, Ltd.	57,092	5,906,432
Nuvei Corp. (b)(c)(d)	3,618	272,281
Onex Corp.	7,244	485,891
Open Text Corp.	21,071	894,259
Pan American Silver Corp.	11,732	320,480
Parkland Corp.	1,882	55,704
Pembina Pipeline Corp.	3,072	115,521
Restaurant Brands International, Inc.	17,937	1,048,892
Ritchie Bros Auctioneers, Inc.	256	15,134
Rogers Communications, Inc. Class B	49,271	2,791,254
Royal Bank of Canada	116,329	12,818,961
Shaw Communications, Inc. Class B	54,474	1,692,159
Shopify, Inc. Class A (b)	7,732	5,233,717
Sun Life Financial, Inc.	58,675	3,278,904
Suncor Energy, Inc.	123,854	4,035,753
TC Energy Corp. (c)	63,509	3,585,140
Teck Resources, Ltd. Class B (b)	44,297	1,790,251
TELUS Corp.	77,323	2,021,832
Thomson Reuters Corp.	28,526	3,099,823
Toronto-Dominion Bank	148,862	11,821,482
		148,715,415
CHILE — 0.1%
Enel Americas SA ADR (c)	112,147	669,517
Enel Chile SA ADR	245,684	388,181
Sociedad Quimica y Minera de Chile SA ADR	14,306	1,224,594
		2,282,292
CHINA — 8.7%
360 DigiTech, Inc. ADR	7,398	113,855
3SBio, Inc. (b)(d)	251,500	205,532
51job, Inc. ADR (b)(c)	2,773	162,359
AAC Technologies Holdings, Inc. (b)(c)	95,000	230,240
Addsino Co., Ltd. Class A	2,200	3,771
Agile Group Holdings, Ltd. (c)	130,000	65,901
Agricultural Bank of China, Ltd. Class H	2,314,000	889,386
Air China, Ltd. Class H (b)(c)	216,000	151,421
Airtac International Group	17,789	578,035
Akeso, Inc. (b)(c)(d)	35,000	74,546
See accompanying notes to financial statements.
49

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Alibaba Group Holding, Ltd. ADR (b)	6,511	$ 708,397
Alibaba Group Holding, Ltd. (b)	997,100	14,272,660
Alibaba Health Information Technology, Ltd. (b)(c)	384,000	249,090
A-Living Smart City Services Co., Ltd. (c)(d)	63,250	88,518
Aluminum Corp. of China, Ltd. Class A (b)	96,000	88,014
Anhui Conch Cement Co., Ltd. Class H	33,500	172,389
Anhui Gujing Distillery Co., Ltd. Class B	10,800	139,616
Anhui Honglu Steel Construction Group Co., Ltd. Class A	6,500	43,281
Anjoy Foods Group Co., Ltd. Class A	5,300	92,089
ANTA Sports Products, Ltd.	70,600	887,075
Asymchem Laboratories Tianjin Co., Ltd. Class A	8,300	479,844
Autobio Diagnostics Co., Ltd. Class A	11,890	90,204
Autohome, Inc. ADR	6,309	191,857
AviChina Industry & Technology Co., Ltd. Class H	628,000	348,827
Baidu, Inc. ADR (b)	21,228	2,808,464
Baidu, Inc. Class A (b)	2,950	53,301
Bank of Chengdu Co., Ltd. Class A	73,000	172,723
Bank of China, Ltd. Class H	6,348,436	2,553,512
Bank of Communications Co., Ltd. Class H	1,264,710	907,586
BeiGene, Ltd. ADR (b)(c)	3,187	601,068
Beijing BDStar Navigation Co., Ltd. Class A (b)	5,300	27,668
Beijing Enterprises Water Group, Ltd.	408,000	125,556
Beijing Shunxin Agriculture Co., Ltd. Class A	26,800	98,620
Beijing Sinnet Technology Co., Ltd. Class A	75,100	156,870
Beijing Tiantan Biological Products Corp., Ltd. Class A	90,848	353,197
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	4,400	89,038
Bilibili, Inc. ADR (b)(c)	12,843	328,524
BOC Hong Kong Holdings, Ltd.	185,500	703,495
BYD Co., Ltd. Class A	7,900	285,978
BYD Co., Ltd. Class H	47,500	1,361,059
BYD Electronic International Co., Ltd. (c)	42,000	84,736
CanSino Biologics, Inc. Class A (b)	1,686	61,641
CanSino Biologics, Inc. Class H (b)(c)(d)	5,200	83,597
CGN Power Co., Ltd. Class H (d)	137,400	35,967
Changchun High & New Technology Industry Group, Inc. Class A	1,400	37,017
Chengxin Lithium Group Co., Ltd. Class A (b)	6,200	49,644
Chifeng Jilong Gold Mining Co., Ltd. Class A (b)	56,000	159,934
China Baoan Group Co., Ltd. Class A	28,100	49,533
China CITIC Bank Corp., Ltd. Class H	611,000	309,736
China Common Rich Renewable Energy Investment, Ltd. (c)(e)	448,000	—
See accompanying notes to financial statements.
50

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Conch Venture Holdings, Ltd.	42,500	$ 124,275
China Construction Bank Corp. Class H	5,225,720	3,930,267
China Eastern Airlines Corp., Ltd. Class A (b)	270,100	199,125
China Everbright Bank Co., Ltd. Class H	36,000	13,653
China Everbright Environment Group, Ltd.	189,628	114,773
China Evergrande Group (c)	365,000	76,902
China Feihe, Ltd. (d)	136,000	134,760
China Galaxy Securities Co., Ltd. Class H	210,500	117,999
China Gas Holdings, Ltd.	89,200	114,356
China Greatwall Technology Group Co., Ltd. Class A	74,600	135,260
China Hongqiao Group, Ltd. (c)	6,500	8,682
China Jinmao Holdings Group, Ltd. (b)	254,000	75,570
China Life Insurance Co., Ltd. Class H	639,000	982,399
China Literature, Ltd. (b)(c)(d)	31,800	132,578
China Longyuan Power Group Corp., Ltd. Class H	215,000	489,772
China Medical System Holdings, Ltd.	34,000	53,574
China Meidong Auto Holdings, Ltd.	72,000	275,813
China Mengniu Dairy Co., Ltd. (b)	437,000	2,354,802
China Merchants Bank Co., Ltd. Class H	476,014	3,741,178
China Merchants Port Holdings Co., Ltd.	461,129	836,125
China Minmetals Rare Earth Co., Ltd. Class A	11,100	50,935
China Minsheng Banking Corp., Ltd. Class H (c)	378,200	142,464
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	21,500	131,172
China Oilfield Services, Ltd. Class H	378,000	387,586
China Overseas Land & Investment, Ltd.	354,000	1,060,002
China Overseas Property Holdings, Ltd.	195,000	232,066
China Pacific Insurance Group Co., Ltd. Class H	209,200	510,752
China Petroleum & Chemical Corp. Class H	2,573,800	1,291,600
China Railway Group, Ltd. Class H	246,000	137,899
China Resources Beer Holdings Co., Ltd.	205,670	1,261,900
China Resources Gas Group, Ltd.	20,000	84,915
China Resources Land, Ltd.	142,000	661,823
China Resources Mixc Lifestyle Services, Ltd. (d)	47,400	234,537
China Resources Power Holdings Co., Ltd.	88,000	165,631
China Ruyi Holdings, Ltd. (b)(c)	248,000	67,135
China Shenhua Energy Co., Ltd. Class H	210,500	674,662
China Southern Airlines Co., Ltd. Class A (b)	172,000	167,716
China Southern Airlines Co., Ltd. Class H (b)(c)	220,000	128,100
China Suntien Green Energy Corp., Ltd. Class H	206,000	116,528
China Taiping Insurance Holdings Co., Ltd.	151,200	185,153
China Tourism Group Duty Free Corp., Ltd. Class A	7,500	194,196
China Traditional Chinese Medicine Holdings Co., Ltd.	410,000	214,649
See accompanying notes to financial statements.
51

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China TransInfo Technology Co., Ltd. Class A	57,100	$ 96,245
China Vanke Co., Ltd. Class H	75,600	171,252
China Yangtze Power Co., Ltd. Class A	126,000	436,666
Chinasoft International, Ltd. (b)	182,000	150,826
Chindata Group Holdings, Ltd. ADR (b)(c)	24,992	157,949
Chongqing Brewery Co., Ltd. Class A (b)	25,055	423,221
Chongqing Zhifei Biological Products Co., Ltd. Class A	6,400	139,128
CIFI Holdings Group Co., Ltd.	396,099	233,166
CITIC Securities Co., Ltd. Class H	128,225	296,027
CITIC, Ltd.	426,000	473,793
Contemporary Amperex Technology Co., Ltd. Class A	7,800	629,470
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	67,120	163,885
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	129,149	225,269
COSCO SHIPPING Ports, Ltd.	559,259	435,616
Country Garden Holdings Co., Ltd. (c)	526,248	405,199
Country Garden Services Holdings Co., Ltd.	124,000	532,012
CSPC Pharmaceutical Group, Ltd.	722,800	835,271
Daan Gene Co., Ltd. Class A	2,720	7,991
Dada Nexus, Ltd. ADR (b)	8,943	81,650
Daqo New Energy Corp. ADR (b)	4,828	199,493
DaShenLin Pharmaceutical Group Co., Ltd. Class A	8,140	38,391
Dongyue Group, Ltd.	104,000	143,157
Ecovacs Robotics Co., Ltd. Class A	3,600	61,621
ENN Energy Holdings, Ltd.	50,300	754,686
ESR Cayman, Ltd. (b)(d)	123,400	383,685
Eve Energy Co., Ltd. Class A	6,300	80,059
Flat Glass Group Co., Ltd. Class H (c)	31,000	119,940
Foshan Haitian Flavouring & Food Co., Ltd. Class A	9,400	129,448
Fosun International, Ltd.	95,000	103,474
Futu Holdings, Ltd. ADR (b)(c)	4,040	131,542
Ganfeng Lithium Co., Ltd. Class A	7,100	140,533
Ganfeng Lithium Co., Ltd. Class H (d)	12,200	174,477
G-bits Network Technology Xiamen Co., Ltd. Class A	4,700	266,907
GDS Holdings, Ltd. ADR (b)	7,450	292,412
Geely Automobile Holdings, Ltd.	568,000	896,453
Genscript Biotech Corp. (b)	152,000	487,167
GF Securities Co., Ltd. Class H	151,600	215,261
Giant Network Group Co., Ltd. Class A	228,580	362,957
Ginlong Technologies Co., Ltd. Class A	1,100	36,326
GoerTek, Inc. Class A	98,600	534,308
GOME Retail Holdings, Ltd. (b)(c)	1,674,000	104,740
Great Wall Motor Co., Ltd. Class H	282,500	453,074
See accompanying notes to financial statements.
52

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,000	$ 67,592
Guangzhou Automobile Group Co., Ltd. Class H	179,600	149,984
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	31,100	359,839
Guangzhou Tinci Materials Technology Co., Ltd. Class A	8,500	125,864
Haidilao International Holding, Ltd. (b)(c)(d)	129,000	253,012
Haier Smart Home Co., Ltd. Class H	197,200	640,848
Haitong Securities Co., Ltd. Class H	167,200	127,673
Hangzhou First Applied Material Co., Ltd. Class A	6,200	110,842
Hangzhou Silan Microelectronics Co., Ltd. Class A	14,300	109,253
Hangzhou Tigermed Consulting Co., Ltd. Class A	18,800	318,659
Hello Group, Inc. ADR	16,460	95,139
Hengan International Group Co., Ltd.	64,000	295,835
Hopson Development Holdings, Ltd. (c)	42,210	80,309
Hoshine Silicon Industry Co., Ltd. Class A	2,200	36,268
Hua Hong Semiconductor, Ltd. (b)(c)(d)	28,000	119,059
Huadian Power International Corp., Ltd. Class A	75,900	42,325
Hualan Biological Engineering, Inc. Class A	60,720	194,266
Huaneng Power International, Inc. Class H (b)(c)	1,008,000	431,187
Huatai Securities Co., Ltd. Class H (d)	163,800	252,245
Huaxi Securities Co., Ltd. Class A	14,400	19,032
Huazhu Group, Ltd. ADR	13,635	449,819
Humanwell Healthcare Group Co., Ltd. Class A	1,800	4,891
Hygeia Healthcare Holdings Co., Ltd. (c)(d)	28,800	112,348
Iflytek Co., Ltd. Class A	10,000	73,361
I-Mab ADR (b)	3,212	52,163
Industrial & Commercial Bank of China, Ltd. Class H	5,470,045	3,359,670
Ingenic Semiconductor Co., Ltd. Class A	3,600	51,873
Innovent Biologics, Inc. (b)(d)	84,500	290,788
Intco Medical Technology Co., Ltd. Class A	6,750	49,167
iQIYI, Inc. ADR (b)(c)	42,815	194,380
JA Solar Technology Co., Ltd. Class A	11,200	138,816
Jafron Biomedical Co., Ltd. Class A	29,180	208,642
JD Health International, Inc. (b)(c)(d)	23,400	143,721
JD.com, Inc. Class A (b)	136,402	4,075,653
Jiangsu Expressway Co., Ltd. Class H	14,000	14,659
Jiangsu Hengli Hydraulic Co., Ltd. Class A	3,200	26,238
Jiangsu King's Luck Brewery JSC, Ltd. Class A	24,200	160,492
Jiangxi Zhengbang Technology Co., Ltd. Class A	28,200	34,250
Jinke Properties Group Co., Ltd. Class A	764,100	591,001
Jinxin Fertility Group, Ltd. (b)(c)(d)	80,000	61,598
JiuGui Liquor Co., Ltd. Class A	2,900	67,565
Jiumaojiu International Holdings, Ltd. (c)(d)	113,000	242,409
See accompanying notes to financial statements.
53

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Joinn Laboratories China Co., Ltd. Class A	7,000	$ 126,909
Jointown Pharmaceutical Group Co., Ltd. Class A	137,700	288,064
JOYY, Inc. ADR	5,466	200,766
Kanzhun, Ltd. ADR (b)	5,005	124,675
KE Holdings, Inc. ADR (b)	27,401	338,950
Kingdee International Software Group Co., Ltd. (b)	251,000	558,319
Kingsoft Cloud Holdings, Ltd. ADR (b)(c)	11,468	69,611
Kingsoft Corp., Ltd.	137,000	444,339
Kuaishou Technology (b)(d)	37,600	356,248
Kuang-Chi Technologies Co., Ltd. Class A (b)	27,200	73,569
Kweichow Moutai Co., Ltd. Class A	5,245	1,420,292
Lenovo Group, Ltd. (c)	504,000	548,316
Lens Technology Co., Ltd. Class A	12,600	23,163
Li Auto, Inc. ADR (b)	36,159	933,264
Li Ning Co., Ltd.	147,000	1,268,892
Lingyi iTech Guangdong Co. Class A (b)	105,100	84,105
Logan Group Co., Ltd. (c)	44,000	12,529
Longfor Group Holdings, Ltd. (d)	73,000	375,654
LONGi Green Energy Technology Co., Ltd. Class A	19,080	216,976
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	1,100	19,631
Luxshare Precision Industry Co., Ltd. Class A	60,718	303,203
Luzhou Laojiao Co., Ltd. Class A	6,200	181,543
Mango Excellent Media Co., Ltd. Class A	29,300	143,821
Maxscend Microelectronics Co., Ltd. Class A	1,400	46,295
Meituan Class B (b)(d)	281,800	5,599,009
Microport Scientific Corp. (b)(c)	57,241	129,957
Ming Yuan Cloud Group Holdings, Ltd. (c)	65,000	89,473
Muyuan Foods Co., Ltd. Class A	30,562	273,744
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	49,375	244,071
NAURA Technology Group Co., Ltd. Class A	11,700	505,001
NetEase, Inc.	138,775	2,548,184
New China Life Insurance Co., Ltd. Class H	80,300	224,554
New Hope Liuhe Co., Ltd. Class A (b)	55,000	147,115
New Oriental Education & Technology Group, Inc. ADR (b)	131,820	151,593
NIO, Inc. ADR (b)	94,329	1,985,625
Noah Holdings, Ltd. ADR (b)	4,870	114,591
Ovctek China, Inc. Class A	54,069	311,139
Perfect World Co., Ltd. Class A	40,250	81,539
PetroChina Co., Ltd. Class H	1,512,000	783,860
Pharmaron Beijing Co., Ltd. Class A	6,800	126,400
Pharmaron Beijing Co., Ltd. Class H (d)	7,100	86,536
See accompanying notes to financial statements.
54

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PICC Property & Casualty Co., Ltd. Class H	697,415	$ 714,211
Pinduoduo, Inc. ADR (b)	30,208	1,211,643
Ping An Healthcare & Technology Co., Ltd. (b)(c)(d)	36,800	96,800
Ping An Insurance Group Co. of China, Ltd. Class H	379,000	2,693,177
Prosus NV (b)	81,196	4,388,399
Raytron Technology Co., Ltd. Class A	7,761	55,089
RLX Technology, Inc. ADR (b)	58,740	105,145
Sangfor Technologies, Inc. Class A	3,100	54,479
Seazen Group, Ltd. (b)	266,095	143,387
SF Holding Co., Ltd. Class A	1,300	9,359
SG Micro Corp. Class A	1,200	61,723
Shandong Gold Mining Co., Ltd. Class A	52,041	176,255
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	282,400	302,543
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	15,240	86,498
Shanghai Baosight Software Co., Ltd. Class A	45,960	352,948
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	6,600	55,446
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	22,000	107,593
Shanghai Jinjiang International Hotels Co., Ltd. Class A	19,413	152,109
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	496,089	464,339
Shanghai M&G Stationery, Inc. Class A	18,800	144,759
Shanghai Medicilon, Inc. Class A	1,276	90,959
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	34,700	66,906
Shanghai RAAS Blood Products Co., Ltd. Class A	128,700	121,440
Shanxi Meijin Energy Co., Ltd. Class A (b)	199,400	402,375
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	19,200	770,952
Shenghe Resources Holding Co., Ltd. Class A	13,400	35,821
Shengyi Technology Co., Ltd. Class A	50,200	127,475
Shennan Circuits Co., Ltd. Class A	8,680	124,086
Shenzhen Capchem Technology Co., Ltd. Class A	3,200	41,108
Shenzhen Energy Group Co., Ltd. Class A	282,940	286,590
Shenzhen Goodix Technology Co., Ltd. Class A	2,900	32,389
Shenzhen Kangtai Biological Products Co., Ltd. Class A	19,551	287,193
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	4,900	237,161
Shenzhen MTC Co., Ltd. Class A (b)	41,600	23,919
Shenzhen SC New Energy Technology Corp. Class A	6,000	69,375
Shenzhen Senior Technology Material Co., Ltd. Class A	7,700	45,826
Shenzhou International Group Holdings, Ltd.	41,500	555,354
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	9,100	48,022
Sichuan Chuantou Energy Co., Ltd. Class A	120,918	204,574
Silergy Corp.	5,000	598,572
Sinopharm Group Co., Ltd. Class H	76,000	173,517
See accompanying notes to financial statements.
55

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Skshu Paint Co., Ltd. Class A	4,900	$ 68,420
Smoore International Holdings, Ltd. (c)(d)	120,000	288,071
StarPower Semiconductor, Ltd. Class A	900	54,810
Sun Art Retail Group, Ltd. (c)	251,500	91,526
Sunac China Holdings, Ltd. (c)	211,300	123,574
Sunac Services Holdings, Ltd. (b)(c)(d)	151,000	93,515
Sungrow Power Supply Co., Ltd. Class A	5,100	86,172
Sunny Optical Technology Group Co., Ltd.	59,800	962,890
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	3,600	40,604
TAL Education Group ADR (b)	43,826	131,916
Tencent Holdings, Ltd.	415,900	19,872,536
Tencent Music Entertainment Group ADR (b)	58,233	283,595
Thunder Software Technology Co., Ltd. Class A	4,600	71,883
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	10,800	59,001
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	12,400	83,408
Tingyi Cayman Islands Holding Corp.	382,000	643,870
Tongcheng Travel Holdings, Ltd. (b)	137,600	245,984
Tongwei Co., Ltd. Class A	17,500	117,685
Topchoice Medical Corp. Class A (b)	3,500	78,887
TravelSky Technology, Ltd. Class H	56,000	80,803
Trip.com Group, Ltd. ADR (b)	35,824	828,251
Tsingtao Brewery Co., Ltd. Class H	60,000	477,309
Venus MedTech Hangzhou, Inc. Class H (b)(c)(d)	38,500	79,641
Vipshop Holdings, Ltd. ADR (b)	44,860	403,740
Walvax Biotechnology Co., Ltd. Class A	64,998	561,812
Want Want China Holdings, Ltd.	191,000	176,576
Weibo Corp. ADR (b)	7,133	174,830
Weimob, Inc. (b)(c)(d)	199,000	131,118
Wens Foodstuffs Group Co., Ltd. Class A (b)	18,780	65,232
Wharf Holdings, Ltd.	12,000	36,622
Will Semiconductor Co., Ltd. Shanghai Class A	6,000	182,795
Winning Health Technology Group Co., Ltd. Class A	91,840	135,848
Wuhan Guide Infrared Co., Ltd. Class A	91,532	245,841
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	24,600	90,873
Wuliangye Yibin Co., Ltd. Class A	18,800	459,213
WuXi AppTec Co., Ltd. Class A	26,202	463,852
WuXi AppTec Co., Ltd. Class H (d)	5,100	81,077
Wuxi Biologics Cayman, Inc. (b)(d)	251,500	2,089,036
Wuxi Shangji Automation Co., Ltd. Class A	3,400	73,430
Xiaomi Corp. Class B (b)(d)	956,000	1,701,693
Xinyi Solar Holdings, Ltd.	286,961	506,397
See accompanying notes to financial statements.
56

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
XPeng, Inc. ADR (b)	26,640	$ 734,998
Yadea Group Holdings, Ltd. (d)	92,000	142,381
Yankuang Energy Group Co., Ltd. Class H (c)	380,000	1,128,151
Yantai Eddie Precision Machinery Co., Ltd. Class A	12,180	45,761
Yealink Network Technology Corp., Ltd. Class A	23,150	283,536
Yifeng Pharmacy Chain Co., Ltd. Class A	6,122	38,575
Yihai International Holding, Ltd. (b)(c)	40,000	114,922
Yonyou Network Technology Co., Ltd. Class A	21,130	76,224
Youngor Group Co., Ltd. Class A	104,760	111,887
Yum China Holdings, Inc.	27,903	1,159,091
Yunda Holding Co., Ltd. Class A	11,570	32,005
Yunnan Energy New Material Co., Ltd. Class A	3,400	117,831
Zai Lab, Ltd. ADR (b)(c)	5,741	252,489
Zhejiang Huayou Cobalt Co., Ltd. Class A	3,800	58,543
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	8,100	76,558
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,700	77,623
Zhejiang Yongtai Technology Co., Ltd. Class A (b)	6,000	36,143
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)(d)	34,900	118,986
Zhongsheng Group Holdings, Ltd.	24,500	173,315
Zhuzhou CRRC Times Electric Co., Ltd.	83,500	327,863
Zijin Mining Group Co., Ltd. Class H	990,000	1,524,555
ZTE Corp. Class H	72,600	148,511
ZTO Express Cayman, Inc. ADR	17,601	440,025
		157,021,487
COLOMBIA — 0.1%
Bancolombia SA ADR	37,507	1,600,049
DENMARK — 1.8%
Ambu A/S Class B	12,408	185,600
AP Moller - Maersk A/S Class B	856	2,608,198
Chr. Hansen Holding A/S	2,233	165,905
Coloplast A/S Class B	5,076	777,874
Danske Bank A/S	66,841	1,125,789
DSV A/S	22,127	4,304,362
Genmab A/S (b)	5,698	2,100,948
GN Store Nord A/S	2,968	147,704
Novo Nordisk A/S Class B	138,600	15,526,119
Novozymes A/S Class B	15,510	1,074,159
Orsted A/S (d)	8,083	1,026,735
Pandora A/S	9,365	907,174
Vestas Wind Systems A/S	87,880	2,625,746
		32,576,313
See accompanying notes to financial statements.
57

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
EGYPT — 0.0% (f)
Commercial International Bank Egypt SAE (b)	324,457	$ 819,840
Fawry for Banking & Payment Technology Services SAE (b)	105,218	57,041
		876,881
FINLAND — 0.8%
Elisa Oyj	11,239	683,027
Fortum Oyj	12,403	228,117
Kone Oyj Class B	33,293	1,762,899
Neste Oyj	30,095	1,388,966
Nokia Oyj (a)(b)	223,555	1,240,086
Nokia Oyj (a)(b)	118,445	655,711
Nordea Bank Abp (a)(c)	231,248	2,414,365
Nordea Bank Abp (a)	3,559	37,144
Sampo Oyj Class A	35,167	1,736,526
Stora Enso Oyj Class R	74,146	1,469,712
UPM-Kymmene Oyj (c)	64,233	2,119,767
Wartsila OYJ Abp	34,970	323,181
		14,059,501
FRANCE — 6.6%
Accor SA (b)	26,485	861,365
Adevinta ASA (b)	15,101	139,646
Air Liquide SA	42,912	7,587,802
Airbus SE (b)	42,663	5,238,679
Alstom SA	29,456	697,108
AXA SA	135,989	4,019,502
BioMerieux	718	77,284
BNP Paribas SA	79,962	4,620,199
Bouygues SA	25,535	898,657
Capgemini SE	16,593	3,738,597
Carrefour SA	74,936	1,637,952
Cie de Saint-Gobain	38,147	2,303,451
Cie Generale des Etablissements Michelin SCA	12,882	1,762,262
Credit Agricole SA	90,856	1,100,476
Danone SA	52,838	2,941,274
Dassault Systemes SE	48,378	2,406,910
Edenred	13,373	668,386
Electricite de France SA	7,335	69,648
Engie SA	99,038	1,315,063
EssilorLuxottica SA	22,403	4,145,311
Faurecia SE (a)	1,076	28,314
Faurecia SE (a)	1,452	38,144
See accompanying notes to financial statements.
58

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hermes International	1,087	$ 1,562,006
Kering SA	6,534	4,185,372
Klepierre SA REIT (b)	11,153	300,059
La Francaise des Jeux SAEM (d)	389	15,564
Legrand SA	21,187	2,036,298
L'Oreal SA	20,632	8,352,614
LVMH Moet Hennessy Louis Vuitton SE	20,878	15,085,505
Orange SA	183,793	2,188,939
Pernod Ricard SA	19,543	4,333,684
Publicis Groupe SA	29,230	1,797,208
Renault SA (b)	7,279	193,363
Safran SA	23,964	2,859,933
Sanofi	86,786	8,932,994
Sartorius Stedim Biotech	1,077	446,376
Societe Generale SA	41,955	1,141,823
Sodexo SA	13,357	1,096,791
Teleperformance	1,609	619,965
TotalEnergies SE	183,331	9,389,351
Ubisoft Entertainment SA (b)	1,377	61,208
Unibail-Rodamco-Westfield CDI (b)	53,764	203,485
Unibail-Rodamco-Westfield REIT (b)	6,321	479,514
Valeo	18,111	337,634
Veolia Environnement SA	53,916	1,745,099
Vinci SA	43,016	4,450,665
Vivendi SE	98,946	1,303,493
Worldline SA (b)(d)	8,651	380,064
		119,795,037
GERMANY — 5.2%
Adidas AG	15,655	3,690,989
Allianz SE	34,214	8,243,672
BASF SE	71,392	4,111,521
Bayer AG	75,577	5,222,037
Bayerische Motoren Werke AG	27,270	2,384,879
Commerzbank AG (b)	56,902	438,562
Continental AG (b)	7,401	538,551
Covestro AG (d)	13,181	672,282
Daimler Truck Holding AG (b)	32,353	908,219
Deutsche Bank AG (b)	139,871	1,791,273
Deutsche Boerse AG	20,972	3,803,524
Deutsche Lufthansa AG (b)	57,859	473,685
Deutsche Post AG	95,784	4,641,302
Deutsche Telekom AG	285,482	5,378,308
See accompanying notes to financial statements.
59

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
E.ON SE	182,413	$ 2,139,624
Fresenius Medical Care AG & Co. KGaA	21,401	1,446,807
Fresenius SE & Co. KGaA	31,987	1,186,760
HelloFresh SE (b)	11,870	540,965
Henkel AG & Co. KGaA Preference Shares	8,081	545,594
Infineon Technologies AG	61,628	2,124,654
Mercedes-Benz Group AG	65,344	4,639,307
Merck KGaA	16,918	3,573,702
MTU Aero Engines AG	1,528	358,217
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,351	3,880,138
Porsche Automobil Holding SE Preference Shares	11,685	1,142,816
Puma SE	6,458	556,445
RWE AG	47,057	2,069,711
SAP SE	82,439	9,275,310
Sartorius AG Preference Shares	1,960	876,025
Scout24 SE (d)	1,735	100,383
Siemens AG	63,094	8,821,528
Siemens Energy AG (b)	32,733	754,630
Siemens Healthineers AG (d)	20,702	1,295,437
Symrise AG	9,824	1,189,804
United Internet AG	6,360	220,644
Volkswagen AG	4,682	1,178,373
Volkswagen AG Preference Shares	10,486	1,831,758
Vonovia SE	38,609	1,817,566
Zalando SE (b)(d)	7,716	394,920
		94,259,922
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,869	52,352
JUMBO SA	31,381	471,367
OPAP SA	52,176	766,308
		1,290,027
HONG KONG — 1.7%
AIA Group, Ltd.	894,200	9,414,254
Alibaba Pictures Group, Ltd. (b)	1,660,000	137,779
China Huishan Dairy Holdings Co., Ltd. (c)(e)	1,418,000	—
CK Asset Holdings, Ltd.	125,832	862,831
CLP Holdings, Ltd.	114,000	1,111,410
Hang Lung Properties, Ltd.	426,000	859,463
Hang Seng Bank, Ltd.	61,600	1,189,305
Henderson Land Development Co., Ltd.	263,317	1,096,117
See accompanying notes to financial statements.
60

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hong Kong & China Gas Co., Ltd.	851,057	$ 1,031,301
Hong Kong Exchanges & Clearing, Ltd.	102,940	4,881,875
Huabao International Holdings, Ltd. (c)	51,000	28,459
Jardine Matheson Holdings, Ltd.	3,800	209,000
Link REIT	313,752	2,684,243
Melco Resorts & Entertainment, Ltd. ADR (b)	28,376	216,793
New World Development Co., Ltd.	196,601	799,569
Sino Biopharmaceutical, Ltd.	1,445,500	902,584
Sun Hung Kai Properties, Ltd.	130,685	1,561,932
Swire Pacific, Ltd. Class A	95,006	581,095
Techtronic Industries Co., Ltd.	139,500	2,260,458
Vinda International Holdings, Ltd. (c)	10,000	22,627
WH Group, Ltd. (d)	295,205	186,590
Wharf Real Estate Investment Co., Ltd. (c)	12,000	59,530
		30,097,215
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	89,221	792,033
OTP Bank Nyrt (b)	26,211	964,472
		1,756,505
INDIA — 3.7%
ACC, Ltd.	15,174	430,809
Adani Enterprises, Ltd.	20,248	538,366
Adani Green Energy, Ltd. (b)	33,922	857,149
Adani Ports & Special Economic Zone, Ltd.	56,713	579,442
Adani Total Gas, Ltd.	20,999	595,759
Adani Transmission, Ltd. (b)	23,861	745,713
Ambuja Cements, Ltd.	146,235	577,510
Apollo Hospitals Enterprise, Ltd.	7,533	448,958
Asian Paints, Ltd.	20,407	829,463
Aurobindo Pharma, Ltd.	32,850	289,830
Avenue Supermarts, Ltd. (b)(d)	7,715	407,599
Axis Bank, Ltd. (b)	161,028	1,617,505
Bajaj Auto, Ltd.	6,690	322,515
Bajaj Finance, Ltd.	12,963	1,241,976
Bajaj Finserv, Ltd.	3,327	749,061
Balkrishna Industries, Ltd.	5,284	148,963
Bandhan Bank, Ltd. (d)	58,377	236,821
Bharat Electronics, Ltd.	138,118	384,233
Bharat Forge, Ltd.	12,283	113,566
Bharat Petroleum Corp., Ltd.	52,237	247,725
Bharti Airtel, Ltd. (b)	159,593	1,590,033
See accompanying notes to financial statements.
61

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Biocon, Ltd. (b)	28,571	$ 126,538
Cholamandalam Investment & Finance Co., Ltd.	55,060	522,044
Cipla, Ltd.	20,770	279,048
Dabur India, Ltd.	69,051	488,620
Divi's Laboratories, Ltd.	8,910	517,615
DLF, Ltd.	84,251	423,006
Dr Reddy's Laboratories, Ltd. ADR	21,050	1,173,116
Eicher Motors, Ltd.	11,222	363,895
Godrej Consumer Products, Ltd. (b)	44,716	440,993
HCL Technologies, Ltd.	91,588	1,406,606
HDFC Life Insurance Co., Ltd. (d)	68,651	487,601
Hero MotoCorp, Ltd.	1,873	56,707
Hindalco Industries, Ltd.	125,875	946,035
Hindustan Petroleum Corp., Ltd.	64,228	228,305
Hindustan Unilever, Ltd.	84,780	2,292,109
Housing Development Finance Corp., Ltd.	98,278	3,100,280
ICICI Bank, Ltd. ADR	173,762	3,291,052
ICICI Lombard General Insurance Co., Ltd. (d)	24,424	428,141
Indian Oil Corp., Ltd.	61,711	96,873
Indraprastha Gas, Ltd.	15,278	75,236
Indus Towers, Ltd. (b)	78,400	229,742
Info Edge India, Ltd.	9,305	553,750
Infosys, Ltd. ADR	317,531	7,903,347
ITC, Ltd.	213,988	707,834
JSW Steel, Ltd.	61,713	596,688
Jubilant Foodworks, Ltd.	12,438	432,765
Kotak Mahindra Bank, Ltd.	35,730	826,989
Larsen & Toubro Infotech, Ltd. (d)	7,095	576,345
Lupin, Ltd.	26,084	257,157
Mahindra & Mahindra, Ltd. GDR	57,914	642,845
Marico, Ltd.	108,805	723,261
Maruti Suzuki India, Ltd.	5,071	506,016
Mindtree, Ltd.	4,860	275,976
Motherson Sumi Systems, Ltd.	75,961	139,792
Motherson Sumi Wiring India, Ltd. (b)	13,819	11,754
Muthoot Finance, Ltd.	17,527	307,853
Nestle India, Ltd.	4,737	1,086,528
Petronet LNG, Ltd.	34,987	89,459
PI Industries, Ltd.	6,911	257,164
Piramal Enterprises, Ltd.	8,797	253,885
Power Grid Corp. of India, Ltd.	134,935	386,063
Reliance Industries, Ltd. GDR (d)	119,964	8,277,516
See accompanying notes to financial statements.
62

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SBI Life Insurance Co., Ltd. (d)	39,092	$ 578,551
Shree Cement, Ltd.	2,286	725,022
Shriram Transport Finance Co., Ltd.	34,775	520,810
State Bank of India	126,035	820,912
Sun Pharmaceutical Industries, Ltd.	63,938	771,855
Tata Consultancy Services, Ltd.	58,290	2,876,961
Tata Consumer Products, Ltd.	38,367	393,619
Tata Motors, Ltd. ADR (b)(c)	42,617	1,191,145
Tata Power Co., Ltd.	83,903	264,249
Tata Steel, Ltd.	44,652	770,295
Tech Mahindra, Ltd.	46,966	929,372
Torrent Pharmaceuticals, Ltd.	1,217	44,841
Trent, Ltd.	13,123	220,896
UltraTech Cement, Ltd.	7,657	667,157
United Spirits, Ltd. (b)	58,958	691,196
UPL, Ltd.	48,971	497,368
Vedanta, Ltd.	48,581	258,596
Wipro, Ltd.	97,305	760,077
Yes Bank, Ltd. (b)	901,362	146,311
		67,868,778
INDONESIA — 0.5%
Adaro Energy Indonesia Tbk PT	421,400	78,925
Astra International Tbk PT	2,151,300	984,842
Bank Central Asia Tbk PT	3,689,000	2,048,374
Bank Mandiri Persero Tbk PT	1,753,100	964,281
Bank Rakyat Indonesia Persero Tbk PT	6,407,776	2,079,042
Barito Pacific Tbk PT	593,600	37,404
Charoen Pokphand Indonesia Tbk PT	1,324,200	520,921
Gudang Garam Tbk PT	105,800	232,778
Indah Kiat Pulp & Paper Tbk PT	170,800	93,947
Merdeka Copper Gold Tbk PT (b)	511,900	161,456
Telkom Indonesia Persero Tbk PT	5,338,700	1,702,437
United Tractors Tbk PT	58,700	104,424
		9,008,831
IRELAND — 0.4%
CRH PLC	77,722	3,143,454
Flutter Entertainment PLC (b)	9,725	1,136,155
Kerry Group PLC Class A	18,529	2,084,308
Kingspan Group PLC	1,892	187,441
Smurfit Kappa Group PLC	19,306	868,899
		7,420,257
See accompanying notes to financial statements.
63

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ISRAEL — 0.5%
Bank Hapoalim BM	236,036	$ 2,348,341
Bank Leumi Le-Israel BM	260,090	2,815,044
Check Point Software Technologies, Ltd. (b)	6,763	935,052
Nice, Ltd. (b)	8,741	1,919,802
Teva Pharmaceutical Industries, Ltd. ADR (b)	80,300	754,017
Wix.com, Ltd. (b)	3,635	379,712
		9,151,968
ITALY — 1.1%
Assicurazioni Generali SpA (c)	99,632	2,302,470
Atlantia SpA (b)	55,628	1,169,806
Coca-Cola HBC AG (b)	13,809	290,815
DiaSorin SpA (c)	682	107,678
Enel SpA	568,801	3,840,295
Eni SpA	196,011	2,899,311
Ferrari NV	13,166	2,910,787
FinecoBank Banca Fineco SpA	1,508	23,197
Intesa Sanpaolo SpA	1,026,125	2,378,770
Mediobanca Banca di Credito Finanziario SpA	68,163	699,259
Snam SpA	193,193	1,124,651
Telecom Italia SpA (b)(c)	685,687	254,437
UniCredit SpA	131,545	1,442,413
		19,443,889
JAPAN — 14.0%
Advantest Corp. (c)	5,400	430,220
Aeon Co., Ltd.	63,600	1,367,367
AGC, Inc.	26,000	1,050,711
Aisin Corp.	23,100	798,389
Ajinomoto Co., Inc.	25,200	721,483
Asahi Group Holdings, Ltd.	51,400	1,889,149
Asahi Intecc Co., Ltd.	4,200	83,256
Asahi Kasei Corp.	150,300	1,315,705
Astellas Pharma, Inc.	192,500	3,030,834
Bandai Namco Holdings, Inc.	4,300	329,191
Bridgestone Corp.	60,600	2,375,570
Canon, Inc. (c)	84,100	2,073,832
Capcom Co., Ltd.	6,800	166,281
Central Japan Railway Co.	9,200	1,210,117
Chiba Bank, Ltd. (c)	183,600	1,096,684
Chubu Electric Power Co., Inc.	84,300	877,206
Chugai Pharmaceutical Co., Ltd.	34,700	1,171,295
See accompanying notes to financial statements.
64

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Concordia Financial Group, Ltd.	212,700	$ 802,608
CyberAgent, Inc.	11,800	148,357
Dai-ichi Life Holdings, Inc.	61,200	1,260,052
Daiichi Sankyo Co., Ltd.	133,400	2,945,516
Daikin Industries, Ltd.	19,400	3,581,907
Daiwa House REIT Investment Corp.	64	172,952
Daiwa Securities Group, Inc. (c)	205,100	1,170,527
Denso Corp.	41,500	2,687,456
Dentsu Group, Inc.	2,200	90,991
East Japan Railway Co.	26,200	1,534,764
Eisai Co., Ltd.	20,400	952,980
ENEOS HoldingS, Inc.	331,408	1,250,545
FANUC Corp.	18,000	3,209,969
Fast Retailing Co., Ltd.	4,100	2,127,778
FUJIFILM Holdings Corp.	37,600	2,323,998
Fujitsu, Ltd.	20,400	3,095,085
GLP J-REIT (b)	258	394,094
GMO Payment Gateway, Inc.	1,500	155,469
Hitachi, Ltd.	76,900	3,905,981
Honda Motor Co., Ltd.	117,700	3,381,420
Hoya Corp.	33,700	3,895,456
Idemitsu Kosan Co., Ltd.	12,500	347,580
Inpex Corp.	83,700	993,022
ITOCHU Corp.	124,700	4,257,523
Japan Exchange Group, Inc.	36,100	679,914
Japan Metropolitan Fund Invest REIT	1,296	1,099,798
Japan Real Estate Investment Corp. REIT	243	1,279,316
Japan Tobacco, Inc.	84,400	1,451,576
JFE Holdings, Inc.	44,900	637,386
JSR Corp. (c)	43,700	1,306,950
Kajima Corp.	93,800	1,152,262
Kakaku.com, Inc. (c)	2,700	61,330
Kansai Electric Power Co., Inc.	107,200	1,014,812
Kao Corp.	41,600	1,722,266
KDDI Corp.	128,200	4,230,204
Keyence Corp.	10,400	4,905,458
Kintetsu Group Holdings Co., Ltd. (c)	32,800	947,180
Kirin Holdings Co., Ltd.	12,700	191,376
Komatsu, Ltd.	85,200	2,065,859
Kose Corp.	2,200	233,640
Kubota Corp.	115,800	2,197,219
Kyocera Corp.	42,700	2,421,103
See accompanying notes to financial statements.
65

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Lasertec Corp.	3,900	$ 667,860
Lixil Corp.	43,000	811,287
M3, Inc.	30,300	1,115,639
Makita Corp.	32,800	1,063,382
Marubeni Corp.	196,100	2,303,923
Mazda Motor Corp.	19,400	145,290
McDonald's Holdings Co. Japan, Ltd.	2,400	100,251
MEIJI Holdings Co., Ltd.	3,200	174,270
Mercari, Inc. (b)	3,800	100,968
Mitsubishi Chemical Holdings Corp.	167,400	1,126,942
Mitsubishi Corp.	121,500	4,605,738
Mitsubishi Electric Corp.	194,100	2,254,838
Mitsubishi Estate Co., Ltd.	138,518	2,075,916
Mitsubishi Heavy Industries, Ltd.	33,000	1,092,976
Mitsubishi UFJ Financial Group, Inc.	822,900	5,154,693
Mitsui & Co., Ltd.	139,800	3,833,198
Mitsui Chemicals, Inc.	34,900	888,494
Mitsui Fudosan Co., Ltd.	26,300	567,712
Mizuho Financial Group, Inc.	123,680	1,596,758
MonotaRO Co., Ltd.	8,400	182,291
MS&AD Insurance Group Holdings, Inc.	64,000	2,097,565
Murata Manufacturing Co., Ltd.	57,500	3,845,335
NEC Corp.	22,300	946,200
Nexon Co., Ltd.	27,500	664,305
Nidec Corp.	37,300	2,995,678
Nihon M&A Center Holdings, Inc.	8,200	116,675
Nintendo Co., Ltd.	7,900	4,013,949
Nippon Building Fund, Inc. REIT	38	216,651
Nippon Paint Holdings Co., Ltd.	30,600	272,784
Nippon Prologis REIT, Inc. (b)	190	558,064
Nippon Steel Corp.	69,600	1,244,915
Nippon Telegraph & Telephone Corp.	117,000	3,417,219
Nippon Yusen KK	19,400	1,719,827
Nissan Motor Co., Ltd. (b)	202,200	912,586
Nitori Holdings Co., Ltd.	4,100	518,855
Nitto Denko Corp.	20,300	1,475,147
Nomura Holdings, Inc.	235,900	1,001,324
Nomura Real Estate Master Fund, Inc. REIT (b)	79	104,921
Nomura Research Institute, Ltd.	4,500	149,042
NTT Data Corp.	107,800	2,147,563
Obayashi Corp.	153,000	1,134,501
Obic Co., Ltd.	2,200	333,874
See accompanying notes to financial statements.
66

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Olympus Corp.	59,500	$ 1,146,616
Ono Pharmaceutical Co., Ltd.	25,400	641,618
Oriental Land Co., Ltd.	9,400	1,820,754
ORIX Corp.	129,800	2,617,388
Orix JREIT, Inc.	48	65,371
Osaka Gas Co., Ltd.	76,900	1,325,436
Otsuka Holdings Co., Ltd.	19,400	676,423
Panasonic Corp.	213,900	2,094,502
Rakuten Group, Inc.	58,600	466,869
Recruit Holdings Co., Ltd.	73,800	3,291,890
Renesas Electronics Corp. (b)	34,000	401,137
Resona Holdings, Inc.	64,000	276,353
Rohm Co., Ltd.	19,400	1,532,820
Ryohin Keikaku Co., Ltd.	19,500	229,903
SBI Holdings, Inc.	20,600	526,138
Secom Co., Ltd.	20,400	1,490,482
Seven & i Holdings Co., Ltd.	64,800	3,103,460
SG Holdings Co., Ltd.	11,800	224,771
Sharp Corp. (c)	40,300	381,501
Shimano, Inc.	2,300	533,524
Shin-Etsu Chemical Co., Ltd.	30,900	4,783,613
Shionogi & Co., Ltd.	19,400	1,203,559
Shiseido Co., Ltd.	23,500	1,203,897
Shizuoka Bank, Ltd.	167,100	1,188,114
SMC Corp.	4,200	2,382,105
Softbank Corp.	8,500	100,004
SoftBank Group Corp.	87,800	4,021,258
Sompo Holdings, Inc.	37,700	1,671,380
Sony Group Corp.	96,300	10,100,095
Subaru Corp.	24,100	386,791
Sumitomo Chemical Co., Ltd.	212,700	984,860
Sumitomo Corp.	107,700	1,880,258
Sumitomo Electric Industries, Ltd.	84,400	1,016,625
Sumitomo Mitsui Financial Group, Inc.	68,300	2,198,543
Sumitomo Mitsui Trust Holdings, Inc.	20,300	669,168
Suzuki Motor Corp.	19,500	676,857
Sysmex Corp.	11,600	852,785
T&D Holdings, Inc.	43,400	597,499
Takeda Pharmaceutical Co., Ltd.	121,999	3,515,984
TDK Corp.	56,200	2,065,104
Terumo Corp.	73,800	2,264,315
Tokio Marine Holdings, Inc.	62,400	3,664,570
See accompanying notes to financial statements.
67

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Tokyo Electric Power Co. Holdings, Inc. (b)	148,300	$ 492,399
Tokyo Electron, Ltd.	10,400	5,419,567
Tokyo Gas Co., Ltd.	67,300	1,237,599
Tokyu Corp.	101,400	1,330,000
TOPPAN, INC.	68,800	1,227,772
Toray Industries, Inc.	212,700	1,119,446
Toshiba Corp.	34,200	1,310,237
Toyota Motor Corp.	749,500	13,724,109
Toyota Tsusho Corp.	34,500	1,438,270
Unicharm Corp.	9,500	341,178
Welcia Holdings Co., Ltd.	1,400	34,661
West Japan Railway Co.	20,100	843,082
Yakult Honsha Co., Ltd. (c)	3,400	182,641
Yamaha Corp.	27,800	1,225,376
Yamaha Motor Co., Ltd.	40,600	921,883
Z Holdings Corp.	280,100	1,237,863
ZOZO, Inc.	10,800	292,301
		254,673,099
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	24,451	88,935
Boubyan Bank KSCP (b)	389,155	1,202,819
Kuwait Finance House KSCP	54,886	193,492
Mabanee Co. KPSC	189,493	573,219
Mobile Telecommunications Co. KSCP	181,130	374,423
		2,432,888
LUXEMBOURG — 0.1%
ArcelorMittal SA	33,987	1,107,999
Eurofins Scientific SE	4,228	422,962
		1,530,961
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	189,000	1,134,280
Sands China, Ltd. (b)	247,200	599,108
		1,733,388
MALAYSIA — 0.3%
AMMB Holdings Bhd (b)	240,400	212,114
CIMB Group Holdings Bhd	544,370	690,051
Dialog Group Bhd	1,007,300	656,401
Fraser & Neave Holdings Bhd	5,000	24,972
Genting Bhd	216,400	240,859
Genting Malaysia Bhd	631,900	447,842
See accompanying notes to financial statements.
68

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hartalega Holdings Bhd	162,300	$ 187,206
Hong Leong Financial Group Bhd	43,239	201,554
Malaysia Airports Holdings Bhd (b)	216,100	357,190
Nestle Malaysia Bhd	12,300	390,815
Petronas Chemicals Group Bhd	19,400	44,293
Petronas Dagangan Bhd	3,800	18,454
PPB Group Bhd	156,940	638,248
Press Metal Aluminium Holdings Bhd	252,700	372,612
Public Bank Bhd	594,500	660,281
QL Resources Bhd	38,400	45,845
RHB Bank Bhd	139,209	197,321
Tenaga Nasional Bhd	183,900	393,626
Top Glove Corp. Bhd	408,100	186,349
Westports Holdings Bhd	355,700	338,379
		6,304,412
MEXICO — 0.7%
America Movil SAB de CV Series L (c)	3,070,397	3,251,769
Cemex SAB de CV Series CPO (b)	1,792,919	961,102
Fomento Economico Mexicano SAB de CV	223,945	1,856,963
Grupo Financiero Banorte SAB de CV Series O	283,394	2,125,242
Grupo Mexico SAB de CV Class B	250,641	1,495,651
Grupo Televisa SAB Series CPO	315,351	739,435
Industrias Penoles SAB de CV	18,012	226,970
Kimberly-Clark de Mexico SAB de CV Class A	351,807	493,610
Wal-Mart de Mexico SAB de CV	333,666	1,370,671
		12,521,413
NETHERLANDS — 3.7%
Adyen NV (b)(d)	1,510	3,039,304
Akzo Nobel NV	21,535	1,874,223
Argenx SE (b)	1,706	536,236
ASM International NV	1,410	521,011
ASML Holding NV	32,238	21,880,468
Heineken NV	27,176	2,617,953
ING Groep NV	263,142	2,784,678
Koninklijke Ahold Delhaize NV	107,676	3,488,144
Koninklijke DSM NV	20,926	3,783,539
Koninklijke KPN NV	512,771	1,793,191
Koninklijke Philips NV	91,729	2,830,188
Shell PLC	565,540	15,700,282
Universal Music Group NV	96,021	2,584,940
See accompanying notes to financial statements.
69

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wolters Kluwer NV	39,453	$ 4,239,610
		67,673,767
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	29,803	504,763
Meridian Energy, Ltd.	251,994	885,136
Spark New Zealand, Ltd.	193,974	617,927
Xero, Ltd. (b)	6,816	525,923
		2,533,749
NORWAY — 0.5%
DNB Bank ASA	113,015	2,586,265
Equinor ASA	97,710	3,701,001
Norsk Hydro ASA	162,639	1,601,466
Telenor ASA	83,060	1,204,009
		9,092,741
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (b)(c)	20,870	210,161
Credicorp, Ltd.	8,059	1,385,100
		1,595,261
PHILIPPINES — 0.2%
AC Energy Corp.	442,000	74,571
Ayala Land, Inc.	512,800	347,350
BDO Unibank, Inc.	43,047	110,394
Globe Telecom, Inc.	2,610	128,117
GT Capital Holdings, Inc.	8,188	87,347
JG Summit Holdings, Inc.	242,171	286,889
Jollibee Foods Corp.	99,940	434,564
Metro Pacific Investments Corp.	3,437,500	252,440
PLDT, Inc. ADR (c)	17,592	618,183
SM Prime Holdings, Inc.	618,400	452,342
Universal Robina Corp.	58,610	137,053
		2,929,250
POLAND — 0.1%
Allegro.eu SA (b)(d)	16,450	140,411
CD Projekt SA	7,417	309,228
LPP SA	48	132,116
Orange Polska SA (b)	102,584	194,226
Polski Koncern Naftowy ORLEN SA	19,796	361,123
Powszechna Kasa Oszczednosci Bank Polski SA (b)	53,552	511,971
See accompanying notes to financial statements.
70

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Santander Bank Polska SA	4,032	$ 295,101
		1,944,176
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	196,367	975,548
Jeronimo Martins SGPS SA	22,968	555,318
		1,530,866
QATAR — 0.2%
Commercial Bank PQSC	314,629	645,371
Qatar Electricity & Water Co. QSC	116,722	586,535
Qatar National Bank QPSC	271,626	1,720,714
		2,952,620
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	32,396	215,205
RUSSIA — 0.0%
Gazprom PJSC ADR (e)	471,490	—
LUKOIL PJSC ADR (e)	44,561	—
Magnit PJSC GDR (e)	16,239	—
MMC Norilsk Nickel PJSC ADR (e)	45,503	—
Mobile TeleSystems PJSC ADR (e)	100,152	—
Novatek PJSC GDR (e)	6,921	—
Sberbank of Russia PJSC ADR (e)	136,111	—
Surgutneftegas PJSC ADR (e)	139,649	—
Tatneft PJSC ADR (e)	38,413	—
TCS Group Holding PLC GDR (b)(e)	7,745	—
Yandex NV Class A (b)(e)	23,001	—
		—
SAUDI ARABIA — 1.1%
Abdullah Al Othaim Markets Co.	15,547	484,873
Advanced Petrochemical Co.	27,108	509,427
Al Rajhi Bank	64,320	2,753,510
Alinma Bank	13,409	138,862
Arab National Bank	32,843	243,379
Bank AlBilad (b)	70,261	1,161,184
Bank Al-Jazira	14,312	100,525
Banque Saudi Fransi	26,385	377,682
Bupa Arabia for Cooperative Insurance Co.	17,111	816,439
Co. for Cooperative Insurance	20,280	390,302
Dar Al Arkan Real Estate Development Co. (b)	80,432	234,553
Delivery Hero SE (b)(d)	8,771	388,996
See accompanying notes to financial statements.
71

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Dr Sulaiman Al Habib Medical Services Group Co.	9,193	$ 466,573
Emaar Economic City (b)	584,338	1,819,290
Etihad Etisalat Co.	61,139	676,334
Jarir Marketing Co.	26,836	1,409,221
Mobile Telecommunications Co. (b)	49,437	175,530
Rabigh Refining & Petrochemical Co. (b)	39,161	294,895
Riyad Bank	80,965	810,405
SABIC Agri-Nutrients Co.	10,077	488,338
Sahara International Petrochemical Co.	17,857	255,610
Saudi Arabian Mining Co. (b)	26,068	931,124
Saudi British Bank	27,315	289,787
Saudi Electricity Co.	85,850	606,431
Saudi Industrial Investment Group	16,408	153,080
Saudi Kayan Petrochemical Co. (b)	15,139	91,201
Saudi National Bank	113,475	2,144,576
Saudi Telecom Co.	21,341	613,237
Savola Group	20,792	202,017
		19,027,381
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	91,300	197,664
CapitaLand Integrated Commercial Trust REIT	156,640	260,420
Capitaland Investment, Ltd. (b)	447,856	1,320,387
DBS Group Holdings, Ltd.	206,168	5,458,307
Mapletree Logistics Trust REIT	188,082	257,104
Singapore Exchange, Ltd.	252,000	1,856,460
Singapore Telecommunications, Ltd.	909,900	1,774,955
STMicroelectronics NV	46,416	2,044,617
United Overseas Bank, Ltd.	216,629	5,125,400
Venture Corp., Ltd.	5,700	74,001
		18,369,315
SOUTH AFRICA — 1.3%
Anglo American Platinum, Ltd.	6,332	869,481
Anglo American PLC	102,928	5,383,540
Aspen Pharmacare Holdings, Ltd.	37,107	504,401
Bid Corp., Ltd.	24,876	541,390
Bidvest Group, Ltd. (c)	30,267	463,352
Capitec Bank Holdings, Ltd.	7,989	1,280,181
Discovery, Ltd. (b)(c)	81,548	1,016,636
Exxaro Resources, Ltd.	22,404	339,652
FirstRand, Ltd. (c)	384,091	2,036,307
Gold Fields, Ltd.	81,816	1,276,861
See accompanying notes to financial statements.
72

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Harmony Gold Mining Co., Ltd.	26,464	$ 133,801
Impala Platinum Holdings, Ltd. (c)	46,651	718,417
Mr. Price Group, Ltd.	33,519	496,643
MTN Group, Ltd. (c)	134,593	1,750,054
MultiChoice Group, Ltd.	35,390	319,037
Naspers, Ltd. Class N	13,484	1,535,603
Nedbank Group, Ltd.	19,984	318,746
Old Mutual, Ltd. (c)	245,292	228,497
Rand Merchant Investment Holdings, Ltd.	39,060	139,507
Remgro, Ltd.	41,489	425,381
Sanlam, Ltd.	243,538	1,203,315
Sasol, Ltd. (b)	36,631	889,923
Sibanye Stillwater, Ltd. (c)	162,658	665,659
Standard Bank Group, Ltd.	119,321	1,487,297
Woolworths Holdings, Ltd. (c)	66,504	262,967
		24,286,648
SOUTH KOREA — 3.5%
Alteogen, Inc. (b)	1,763	82,328
Amorepacific Corp.	670	88,445
AMOREPACIFIC Group	556	20,138
BGF retail Co., Ltd.	915	131,733
Celltrion Healthcare Co., Ltd.	3,917	210,061
Celltrion Pharm, Inc. (b)	1,559	125,795
Celltrion, Inc.	8,566	1,212,053
CJ CheilJedang Corp.	2,444	745,067
CJ Corp.	882	61,417
Coway Co., Ltd.	3,671	207,470
Doosan Heavy Industries & Construction Co., Ltd. (b)	14,454	243,871
Ecopro BM Co., Ltd.	411	134,858
E-MART, Inc.	3,211	373,542
Hana Financial Group, Inc.	27,921	1,119,558
Hanmi Pharm Co., Ltd.	537	121,396
Hanwha Solutions Corp. (b)	3,369	99,926
HLB, Inc. (b)	7,900	199,773
HMM Co., Ltd.	12,537	301,517
Hotel Shilla Co., Ltd.	3,965	265,631
Hyundai Engineering & Construction Co., Ltd.	3,331	131,641
Hyundai Heavy Industries Holdings Co., Ltd.	4,848	215,191
Hyundai Mobis Co., Ltd.	4,494	797,170
Hyundai Motor Co.	12,390	1,845,134
Hyundai Steel Co.	7,684	263,413
Kakao Corp.	20,679	1,817,015
See accompanying notes to financial statements.
73

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
KB Financial Group, Inc.	35,251	$ 1,782,836
Kia Corp.	23,122	1,411,681
Korea Aerospace Industries, Ltd.	5,315	185,491
Korea Electric Power Corp. ADR (b)	51,606	480,452
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	5,441	399,080
Korea Zinc Co., Ltd.	2,468	1,191,188
Krafton, Inc. (b)	1,206	274,125
KT&G Corp.	15,980	1,063,971
L&F Co., Ltd. (b)	1,451	270,315
LG Chem, Ltd.	2,746	1,205,290
LG Chem, Ltd. Preference Shares	675	152,036
LG Electronics, Inc.	12,150	1,207,933
LG Household & Health Care, Ltd.	1,203	851,594
Lotte Chemical Corp.	2,163	373,869
NAVER Corp.	12,327	3,463,012
NCSoft Corp.	1,999	771,035
Pearl Abyss Corp. (b)	4,507	369,990
POSCO Holdings, Inc. ADR	25,570	1,515,534
Samsung Biologics Co., Ltd. (b)(d)	744	507,642
Samsung C&T Corp.	5,224	491,346
Samsung Electro-Mechanics Co., Ltd.	3,230	439,710
Samsung Electronics Co., Ltd. GDR	14,421	20,463,399
Samsung Electronics Co., Ltd. Preference Shares	31,424	1,633,358
Samsung Fire & Marine Insurance Co., Ltd.	4,976	899,092
Samsung Heavy Industries Co., Ltd. (b)	50,144	234,989
Samsung SDI Co., Ltd.	3,046	1,497,806
Samsung SDS Co., Ltd.	2,051	234,366
Samsung Securities Co., Ltd.	27,120	937,526
Seegene, Inc.	2,498	105,316
Shinhan Financial Group Co., Ltd.	39,499	1,352,426
SK Bioscience Co., Ltd. (b)	1,355	175,517
SK Chemicals Co., Ltd.	835	93,693
SK Hynix, Inc.	40,865	3,978,442
SK Innovation Co., Ltd. (b)	4,592	814,554
SK Square Co., Ltd. (b)	4,360	204,322
SK Telelcom Co., Ltd. ADR	12,672	324,783
SK, Inc.	3,672	733,158
		62,905,020
SPAIN — 1.4%
ACS Actividades de Construccion y Servicios SA	25,389	692,102
Aena SME SA (b)(d)	1,079	181,343
Amadeus IT Group SA (b)	26,192	1,724,655
See accompanying notes to financial statements.
74

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA (c)	453,891	$ 2,631,164
Banco Santander SA	1,154,939	3,983,634
CaixaBank SA (c)	91,586	313,556
Cellnex Telecom SA (d)	20,090	977,056
Ferrovial SA	52,755	1,416,380
Iberdrola SA	544,606	6,011,084
Industria de Diseno Textil SA	98,952	2,177,758
Naturgy Energy Group SA (c)	31,979	966,392
Repsol SA	133,687	1,773,658
Telefonica SA	458,541	2,238,994
		25,087,776
SWEDEN — 1.7%
Assa Abloy AB Class B	111,890	3,060,364
Atlas Copco AB Class B	92,756	4,274,814
Embracer Group AB (b)(c)	21,282	181,274
Epiroc AB Class B	92,756	1,697,484
EQT AB	15,123	603,823
Essity AB Class B (c)	5,861	139,742
Evolution AB (d)	12,090	1,255,910
H & M Hennes & Mauritz AB Class B (c)	78,993	1,069,526
Hexagon AB Class B	5,171	73,658
Husqvarna AB Class B	131,044	1,387,300
Industrivarden AB Class A	2,347	67,695
Kinnevik AB Class B (b)	1,875	49,795
Sandvik AB	104,797	2,260,252
Securitas AB Class B	69,653	795,605
Sinch AB (b)(c)(d)	32,919	227,693
Skandinaviska Enskilda Banken AB Class A	124,627	1,370,049
Skanska AB Class B (c)	69,434	1,575,031
SKF AB Class B (c)	45,670	754,437
Svenska Handelsbanken AB Class A (c)	153,044	1,427,079
Swedbank AB Class A (c)	75,910	1,148,498
Swedish Match AB	159,251	1,211,206
Tele2 AB Class B	76,754	1,171,974
Telefonaktiebolaget LM Ericsson Class B (c)	291,986	2,703,864
Telia Co. AB (c)	168,461	682,203
Volvo AB Class B	119,832	2,270,783
		31,460,059
SWITZERLAND — 6.6%
ABB, Ltd.	175,903	5,766,904
Adecco Group AG (b)	17,258	787,839
See accompanying notes to financial statements.
75

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Alcon, Inc.	37,177	$ 2,977,392
Cie Financiere Richemont SA	43,655	5,597,707
Credit Suisse Group AG (b)	146,060	1,164,988
Geberit AG	4,676	2,907,479
Givaudan SA	1,248	5,189,998
Holcim, Ltd. (b)	29,685	1,460,944
Julius Baer Group, Ltd.	15,499	907,456
Kuehne + Nagel International AG	6,782	1,938,978
Logitech International SA	6,606	496,751
Lonza Group AG (b)	5,540	4,046,713
Nestle SA	223,879	29,242,332
Novartis AG	166,952	14,740,397
Roche Holding AG	53,053	21,126,076
SGS SA	844	2,362,558
Sika AG (c)	9,975	3,332,046
Sonova Holding AG	2,549	1,073,613
Swatch Group AG Bearer Shares	4,896	1,402,961
Temenos AG	4,873	471,282
UBS Group AG	310,411	6,120,519
Zurich Insurance Group AG (b)	13,541	6,721,574
		119,836,507
TAIWAN — 4.3%
Accton Technology Corp.	40,000	310,629
Acer, Inc.	442,000	462,032
Advantech Co., Ltd.	36,954	476,572
ASE Technology Holding Co., Ltd.	227,000	820,009
ASMedia Technology, Inc.	4,000	271,539
Asustek Computer, Inc.	36,000	469,295
AU Optronics Corp. ADR	157,595	1,092,133
Catcher Technology Co., Ltd.	43,000	216,865
Cathay Financial Holding Co., Ltd.	261,595	588,900
Chailease Holding Co., Ltd.	88,650	784,349
China Development Financial Holding Corp.	812,742	544,636
China Steel Corp.	719,000	977,438
Chunghwa Telecom Co., Ltd. ADR	76,304	3,391,713
Compal Electronics, Inc. (b)	260,000	243,198
CTBC Financial Holding Co., Ltd.	669,558	687,050
Delta Electronics, Inc.	187,785	1,759,778
E.Sun Financial Holding Co., Ltd.	1,247,021	1,438,460
Eclat Textile Co., Ltd.	18,650	310,817
eMemory Technology, Inc. (b)	5,000	322,845
Evergreen Marine Corp. Taiwan, Ltd. (b)	174,000	819,852
See accompanying notes to financial statements.
76

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Far EasTone Telecommunications Co., Ltd. (b)	76,000	$ 194,964
Feng TAY Enterprise Co., Ltd.	54,166	362,033
Formosa Plastics Corp.	409,000	1,520,287
Foxconn Technology Co., Ltd.	24,240	53,131
Fubon Financial Holding Co., Ltd.	508,320	1,357,223
Giant Manufacturing Co., Ltd.	88,000	800,098
Globalwafers Co., Ltd.	28,000	655,742
Hiwin Technologies Corp.	29,866	250,173
Hon Hai Precision Industry Co., Ltd. GDR	667,374	4,898,525
Hotai Motor Co., Ltd.	14,000	292,201
Innolux Corp.	603,000	353,573
Largan Precision Co., Ltd.	7,000	460,534
MediaTek, Inc. (b)	112,000	3,537,686
Mega Financial Holding Co., Ltd.	25,948	38,852
Micro-Star International Co., Ltd.	79,000	358,445
momo.com, Inc.	4,000	131,372
Nan Ya Printed Circuit Board Corp.	21,000	384,064
Novatek Microelectronics Corp.	43,000	640,089
Oneness Biotech Co., Ltd. (b)	22,000	164,703
Pegatron Corp.	48,000	121,292
Pou Chen Corp.	127,000	139,848
President Chain Store Corp. (b)	35,000	321,275
Quanta Computer, Inc.	46,000	141,766
Realtek Semiconductor Corp.	35,000	525,889
Ruentex Development Co., Ltd.	148,916	412,161
Sea, Ltd. ADR (b)	9,081	1,087,813
Taishin Financial Holding Co., Ltd.	1,048,717	750,352
Taiwan High Speed Rail Corp.	112,000	112,776
Taiwan Mobile Co., Ltd.	60,000	219,884
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	320,367	33,401,463
Unimicron Technology Corp.	86,000	747,395
Uni-President Enterprises Corp.	438,000	1,002,838
United Microelectronics Corp. ADR (c)	285,017	2,599,355
Vanguard International Semiconductor Corp.	86,000	373,698
Wan Hai Lines, Ltd.	31,900	176,471
Win Semiconductors Corp.	42,000	389,927
Winbond Electronics Corp.	324,000	352,819
Wiwynn Corp.	8,000	284,802
Yageo Corp.	37,169	563,019
Yang Ming Marine Transport Corp. (b)	104,000	451,914
Zhen Ding Technology Holding, Ltd.	127,000	476,502
		77,095,064
See accompanying notes to financial statements.
77

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	38,568	$ 925,104
THAILAND — 0.4%
Advanced Info Service PCL	25,500	178,692
Airports of Thailand PCL (b)	101,200	201,639
Asset World Corp. PCL (b)	2,754,700	422,525
B Grimm Power PCL	84,500	89,583
Bangkok Expressway & Metro PCL	548,100	143,413
Bumrungrad Hospital PCL (c)	83,700	393,956
Central Pattana PCL	257,500	456,917
CP ALL PCL NVDR	385,000	752,632
Delta Electronics Thailand PCL	31,300	365,245
Electricity Generating PCL	7,700	39,368
Energy Absolute PCL	91,100	268,505
Global Power Synergy PCL Class F	84,200	182,961
Gulf Energy Development PCL	229,720	354,080
Home Product Center PCL	253,300	121,127
Indorama Ventures PCL	155,200	217,047
Land & Houses PCL	103,800	29,657
Minor International PCL (b)	488,209	491,880
Osotspa PCL	138,300	155,977
PTT Global Chemical PCL	7,100	10,837
PTT PCL	1,225,320	1,418,792
Ratch Group PCL	44,100	58,358
Siam Cement PCL	8,300	95,606
Siam Commercial Bank PCL NVDR	124,400	426,514
Sri Trang Gloves Thailand PCL	26,000	19,744
Srisawad Corp. PCL	57,900	99,257
Thai Union Group PCL Class F	299,700	170,356
		7,164,668
TURKEY — 0.1%
Akbank T.A.S.	608,204	301,039
Aselsan Elektronik Sanayi Ve Ticaret A/S	37,156	61,151
BIM Birlesik Magazalar A/S	23,844	137,607
Turkiye Garanti Bankasi A/S	410,924	341,789
Turkiye Is Bankasi A/S Class C	571,091	343,797
		1,185,383
UNITED ARAB EMIRATES — 0.3%
Abu Dhabi Commercial Bank PJSC	148,423	423,483
Abu Dhabi Islamic Bank PJSC	258,061	614,757
Aldar Properties PJSC	519,419	697,169
See accompanying notes to financial statements.
78

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Dubai Islamic Bank PJSC	67,495	$ 113,378
Emaar Properties PJSC	167,675	273,900
Emirates NBD Bank PJSC	45,577	186,127
Emirates Telecommunications Group Co. PJSC	170,226	1,712,896
First Abu Dhabi Bank PJSC	131,062	842,097
		4,863,807
UNITED KINGDOM — 7.6%
3i Group PLC	112,859	2,063,253
Abrdn PLC	243,961	690,283
Admiral Group PLC	567	19,134
Ashtead Group PLC	7,933	504,806
Associated British Foods PLC	12,863	281,478
AstraZeneca PLC	95,501	12,740,123
Auto Trader Group PLC (d)	69,725	580,932
Aviva PLC	310,921	1,850,781
BAE Systems PLC	266,434	2,516,642
Barclays PLC	1,284,354	2,507,820
Barratt Developments PLC	47,955	329,843
Berkeley Group Holdings PLC (b)	3,912	192,638
BP PLC	1,512,175	7,473,241
British American Tobacco PLC	172,045	7,236,281
British Land Co. PLC REIT	231,930	1,619,686
BT Group PLC (c)	605,069	1,451,523
Burberry Group PLC	46,664	1,028,509
CK Hutchison Holdings, Ltd.	151,032	1,109,877
CNH Industrial NV	72,224	1,156,783
Compass Group PLC	162,296	3,525,837
Diageo PLC	189,738	9,651,743
Entain PLC (b)	33,391	722,553
Experian PLC	81,564	3,169,117
Hargreaves Lansdown PLC	5,409	71,787
HSBC Holdings PLC	1,444,094	9,989,783
Imperial Brands PLC	85,340	1,809,605
InterContinental Hotels Group PLC	13,705	936,520
J Sainsbury PLC	214,448	713,506
Just Eat Takeaway.com NV (b)(d)	7,478	255,894
Kingfisher PLC	66,619	224,021
Land Securities Group PLC REIT	108,041	1,117,534
Legal & General Group PLC	97,268	348,345
Lloyds Banking Group PLC	4,341,001	2,689,467
London Stock Exchange Group PLC	22,971	2,409,299
M&G PLC	147,288	428,966
See accompanying notes to financial statements.
79

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Melrose Industries PLC	182,606	$ 300,175
National Grid PLC	383,977	5,927,227
Natwest Group PLC	236,397	671,994
Next PLC	16,014	1,271,838
Ocado Group PLC (b)	30,567	471,281
Pearson PLC	96,679	955,457
Persimmon PLC	15,696	444,529
Prudential PLC	147,288	2,199,130
Reckitt Benckiser Group PLC	50,166	3,852,099
RELX PLC (a)	140,725	4,415,357
RELX PLC (a)	44,496	1,398,120
Rentokil Initial PLC	34,887	241,613
Rolls-Royce Holdings PLC (b)	672,287	894,904
Sage Group PLC	194,326	1,794,086
Segro PLC REIT	104,169	1,845,409
Severn Trent PLC	63,113	2,557,749
Smith & Nephew PLC	107,304	1,723,639
Smiths Group PLC	32,106	614,006
SSE PLC	137,934	3,175,466
Standard Chartered PLC	219,379	1,473,690
Taylor Wimpey PLC	190,003	326,969
Tesco PLC	618,616	2,248,023
Unilever PLC	203,089	9,238,574
United Utilities Group PLC	94,179	1,394,389
Vodafone Group PLC	2,129,071	3,499,568
Whitbread PLC (b)	20,725	779,606
WPP PLC	114,701	1,514,742
		138,647,250
UNITED STATES — 1.5%
Bausch Health Cos., Inc. (b)	30,364	694,284
Ferguson PLC	20,167	2,756,190
GlaxoSmithKline PLC	367,997	7,981,070
Inmode, Ltd. (b)	2,240	82,678
James Hardie Industries PLC CDI	77,668	2,367,986
JBS SA	62,460	489,354
Parade Technologies, Ltd.	6,000	379,038
QIAGEN NV (b)	269	13,328
Schneider Electric SE	46,938	7,946,644
Stellantis NV (a)	64,300	1,058,700
Stellantis NV (a)	84,840	1,397,079
See accompanying notes to financial statements.
80

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Swiss Re AG	28,400	$ 2,719,487
		27,885,838
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	63,549	2,201,994
TOTAL COMMON STOCKS (Cost $1,649,952,340)		1,794,360,567

RIGHTS — 0.0% (f)
FRANCE — 0.0% (f)
Electricite de France SA (expiring 04/04/22) (b)	7,335	2,742
SOUTH KOREA — 0.0% (f)
Samsung Biologics Co., Ltd. (expiring 4/8/22) (b)	49	7,601
TOTAL RIGHTS (Cost $0)		10,343
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 8/29/25) (b) (Cost: $0)	900	212
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (g)(h)	1,639,258	1,639,258
State Street Navigator Securities Lending Portfolio II (i)(j)	35,221,016	35,221,016
TOTAL SHORT-TERM INVESTMENTS (Cost $36,860,274)		36,860,274
TOTAL INVESTMENTS — 101.0% (Cost $1,686,812,614)		1,831,231,396
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(17,686,444)
NET ASSETS — 100.0%		$ 1,813,544,952
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See accompanying notes to financial statements.
81

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,788,274,224	$6,086,343	$ 0(a)	$1,794,360,567
Rights	—	10,343	—	10,343
Warrants	212	—	—	212
Short-Term Investments	36,860,274	—	—	36,860,274
TOTAL INVESTMENTS	$1,825,134,710	$6,096,686	$ 0	$1,831,231,396
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2022.
See accompanying notes to financial statements.
82

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	20.1%
Industrials	11.9
Information Technology	11.9
Consumer Discretionary	11.2
Health Care	9.4
Materials	8.8
Consumer Staples	8.6
Communication Services	6.4
Energy	5.3
Utilities	3.1
Real Estate	2.3
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	806,165	$ 806,165	$ 57,202,189	$ 56,369,096	$—	$—	1,639,258	$ 1,639,258	$ 725
State Street Navigator Securities Lending Portfolio II	29,761,465	29,761,465	176,437,172	170,977,621	—	—	35,221,016	35,221,016	96,859
Total		$30,567,630	$233,639,361	$227,346,717	$—	$—		$36,860,274	$97,584
See accompanying notes to financial statements.
83

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHILE — 0.2%
Aguas Andinas SA Class A	2,132,494	$ 455,237
CHINA — 30.1%
Agile Group Holdings, Ltd. (a)	4,254,000	2,156,496
Agricultural Bank of China, Ltd. Class H	9,358,000	3,596,749
Anhui Conch Cement Co., Ltd. Class H	1,427,000	7,343,272
Bank of China, Ltd. Class H	9,456,000	3,803,458
Bank of Communications Co., Ltd. Class H	5,109,000	3,666,341
CGN Power Co., Ltd. Class H (b)	19,661,000	5,146,596
China Cinda Asset Management Co., Ltd. Class H	6,281,000	1,074,717
China CITIC Bank Corp., Ltd. Class H	5,538,000	2,807,398
China Construction Bank Corp. Class H	4,019,000	3,022,692
China Overseas Land & Investment, Ltd.	2,108,000	6,312,103
China Power International Development, Ltd.	9,878,000	5,259,757
China Resources Land, Ltd.	1,012,000	4,716,653
China Vanke Co., Ltd. Class H	2,697,300	6,110,032
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,215,000	871,134
CITIC Securities Co., Ltd. Class H (a)	406,950	939,507
CITIC Telecom International Holdings, Ltd.	796,000	292,729
CITIC, Ltd.	4,824,000	5,365,202
Far East Horizon, Ltd. (a)	1,019,000	910,820
Guangdong Investment, Ltd.	2,430,000	3,326,302
Hengan International Group Co., Ltd. (a)	946,500	4,375,118
Industrial & Commercial Bank of China, Ltd. Class H	5,269,000	3,236,189
Jiangsu Expressway Co., Ltd. Class H	958,000	1,003,090
Lonking Holdings, Ltd.	1,443,000	394,313
Shenzhen Expressway Corp., Ltd. Class H	900,000	948,106
Shimao Group Holdings, Ltd. (a)	13,993,500	7,897,856
Yanlord Land Group, Ltd.	392,500	359,626
Yuexiu Property Co., Ltd.	1,165,800	1,159,637
Zhenro Properties Group, Ltd.	3,495,000	272,231
		86,368,124
CZECH REPUBLIC — 1.9%
CEZ A/S	128,484	5,419,710
GREECE — 1.0%
Hellenic Telecommunications Organization SA	151,873	2,771,297
INDONESIA — 0.8%
Indofood CBP Sukses Makmur Tbk PT	2,046,000	1,047,039
See accompanying notes to financial statements.
84

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Indofood Sukses Makmur Tbk PT	3,182,500	$ 1,318,425
		2,365,464
KUWAIT — 0.7%
Mobile Telecommunications Co. KSCP	1,015,406	2,098,996
MALAYSIA — 0.3%
Petronas Gas Bhd	253,300	1,003,622
MEXICO — 5.6%
Bolsa Mexicana de Valores SAB de CV	320,979	676,982
Kimberly-Clark de Mexico SAB de CV Class A	1,205,848	1,691,888
Megacable Holdings SAB de CV	352,019	1,057,893
Qualitas Controladora SAB de CV (a)	338,527	1,935,046
Wal-Mart de Mexico SAB de CV	2,631,229	10,808,860
		16,170,669
PHILIPPINES — 1.2%
Globe Telecom, Inc.	33,300	1,634,593
PLDT, Inc.	48,785	1,744,173
		3,378,766
QATAR — 1.3%
Masraf Al Rayan QSC	2,084,458	2,959,195
Qatar Electricity & Water Co. QSC	127,499	640,689
		3,599,884
RUSSIA — 0.0%
Federal Grid Co. (c)(d)	767,865,898	—
Inter RAO UES PJSC (c)(d)	110,161,174	—
Magnit PJSC (c)	138,660	—
Unipro PJSC (c)	23,862,428	—
		—
SAUDI ARABIA — 3.1%
Saudi Electricity Co.	1,262,302	8,916,701
SOUTH AFRICA — 5.7%
AVI, Ltd.	342,144	1,688,184
Equites Property Fund, Ltd. REIT	336,354	528,038
Sanlam, Ltd.	1,203,503	5,946,479
SPAR Group, Ltd.	272,704	3,167,192
Vodacom Group, Ltd.	448,139	4,906,911
		16,236,804
TAIWAN — 32.4%
AcBel Polytech, Inc.	6,928,000	8,583,983
See accompanying notes to financial statements.
85

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Bizlink Holding, Inc.	407,000	$ 4,211,839
Charoen Pokphand Enterprise	165,000	468,195
Chicony Electronics Co., Ltd.	666,000	2,087,388
Compal Electronics, Inc. (d)	5,668,000	5,301,726
CTBC Financial Holding Co., Ltd.	3,153,000	3,235,370
E.Sun Financial Holding Co., Ltd.	1,571,739	1,813,028
Far Eastern International Bank	816,471	347,659
Farglory Land Development Co., Ltd.	353,000	842,720
First Financial Holding Co., Ltd.	3,222,380	3,199,718
Getac Holdings Corp.	371,000	644,198
Hua Nan Financial Holdings Co., Ltd.	1,243,887	1,057,140
Huaku Development Co., Ltd.	150,000	472,227
King's Town Bank Co., Ltd.	850,000	1,195,574
Lien Hwa Industrial Holdings Corp.	522,762	1,171,363
Lite-On Technology Corp.	1,832,000	4,354,369
Mega Financial Holding Co., Ltd.	2,647,000	3,963,363
Pegatron Corp.	1,883,000	4,758,187
Quanta Computer, Inc.	2,635,000	8,120,709
Radiant Opto-Electronics Corp.	747,000	2,698,445
Shanghai Commercial & Savings Bank, Ltd.	955,000	1,673,246
Simplo Technology Co., Ltd.	293,000	3,175,279
SinoPac Financial Holdings Co., Ltd.	5,917,000	3,799,899
Standard Foods Corp.	342,000	593,246
Sunny Friend Environmental Technology Co., Ltd.	28,000	200,827
Supreme Electronics Co., Ltd.	1,136,000	2,061,742
Synnex Technology International Corp.	1,584,000	4,162,965
Systex Corp.	105,000	296,477
Taishin Financial Holding Co., Ltd.	3,146,503	2,251,307
Taiwan Cogeneration Corp.	204,000	274,122
Taiwan Cooperative Financial Holding Co., Ltd.	2,724,477	2,809,916
Taiwan Hon Chuan Enterprise Co., Ltd.	314,000	863,592
Taiwan Secom Co., Ltd.	82,000	311,956
Taiwan Union Technology Corp.	781,000	2,276,094
Teco Electric and Machinery Co., Ltd.	897,000	1,006,528
Topco Scientific Co., Ltd.	112,000	664,538
Tripod Technology Corp.	363,000	1,697,712
Wistron Corp.	2,700,000	2,803,518
Zhen Ding Technology Holding, Ltd.	968,000	3,631,922
		93,082,087
THAILAND — 4.1%
Advanced Info Service PCL NVDR	1,352,700	9,479,070
Pruksa Holding PCL NVDR	37,000	15,245
See accompanying notes to financial statements.
86

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ratch Group PCL NVDR (a)	952,700	$ 1,260,716
Ratch Group PCL	476,600	630,689
TTW PCL NVDR	1,106,800	369,488
		11,755,208
TURKEY — 4.2%
Enka Insaat ve Sanayi A/S	2,422,075	2,655,279
Haci Omer Sabanci Holding A/S	7,893,729	9,444,867
		12,100,146
UNITED ARAB EMIRATES — 7.2%
Emirates Telecommunications Group Co. PJSC	991,837	9,980,342
First Abu Dhabi Bank PJSC	1,660,672	10,670,113
		20,650,455
TOTAL COMMON STOCKS (Cost $284,060,703)		286,373,170

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (e)(f)	29,179	29,176
State Street Navigator Securities Lending Portfolio II (g)(h)	958,524	958,524
TOTAL SHORT-TERM INVESTMENTS (Cost $987,697)		987,700
TOTAL INVESTMENTS — 100.1% (Cost $285,048,400)		287,360,870
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(341,688)
NET ASSETS — 100.0%		$ 287,019,182
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
See accompanying notes to financial statements.
87

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	1	06/17/2022	$53,673	$56,275	$2,602
During the period ended March 31, 2022, average notional value related to futures contracts was $466,854.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$285,742,481	$630,689	$ 0(a)	$286,373,170
Short-Term Investments	987,700	—	—	987,700
TOTAL INVESTMENTS	$286,730,181	$630,689	$ 0	$287,360,870
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	2,602	—	—	2,602
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 2,602	$ —	$—	$ 2,602
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
88

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	28.2%
Information Technology	17.0
Communication Services	11.8
Utilities	11.4
Real Estate	10.7
Consumer Staples	9.2
Industrials	8.6
Materials	2.9
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	101,985	$102,005	$ 8,881,177	$ 8,953,732	$(277)	$ 3	29,179	$ 29,176	$ —
State Street Navigator Securities Lending Portfolio II	814,398	814,398	7,231,011	7,086,885	—	—	958,524	958,524	3,804
Total		$916,403	$16,112,188	$16,040,617	$(277)	$ 3		$987,700	$3,804
See accompanying notes to financial statements.
89

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BRAZIL — 6.3%
3R Petroleum Oleo e Gas S.A. (a)	99,682	$ 877,891
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	185,859	226,851
AES Brasil Energia SA	92,363	234,020
Afya, Ltd. Class A (a)(b)	27,358	394,229
Agrogalaxy Participacoes SA (a)	26,200	64,508
Aliansce Sonae Shopping Centers SA	126,728	617,112
Alper Consultoria e Corretora de Seguros SA (a)	14,775	117,063
Alupar Investimento SA	101,790	590,997
Ambipar Participacoes e Empreendimentos S/A	35,227	272,434
Anima Holding SA (a)	261,586	399,650
Arco Platform, Ltd. Class A (a)(b)	24,634	519,777
Arezzo Industria e Comercio SA	50,246	953,542
Armac Locacao Logistica E Servicos SA	183,390	738,662
Atento SA (a)(b)	1,700	47,005
Auren Energia SA	153,354	516,025
Banco ABC Brasil SA Preference Shares	24,048	87,195
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	221,147	506,335
Banco Modal SA	96,753	224,578
Banco Pan SA Preference Shares	213,925	476,744
Bemobi Mobile Tech SA	57,042	197,224
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	27,554	43,662
Blau Farmaceutica SA (a)	34,642	209,152
Boa Vista Servicos SA	171,621	308,791
BR Malls Participacoes SA (a)	650,428	1,270,209
BrasilAgro - Co. Brasileira de Propriedades Agricolas	39,223	262,975
Brisanet Participacoes SA (a)	141,700	119,277
Camil Alimentos SA	151,746	308,158
Cia Brasileira de Aluminio (a)	296,200	1,249,763
Cia Brasileira de Distribuicao	108,673	552,290
Cia de Saneamento de Minas Gerais-COPASA	171,761	495,553
Cia de Saneamento do Parana	173,316	742,947
Cia Energetica do Ceara Class A, Preference Shares	6,900	78,003
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	52,777	528,886
Cielo SA	907,730	594,080
Clear Sale SA (a)	63,800	79,080
CM Hospitalar SA	96,027	323,327
Cogna Educacao (a)	1,398,287	832,743
Construtora Tenda SA	96,250	173,787
See accompanying notes to financial statements.
90

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cury Construtora e Incorporadora SA	200,865	$ 319,984
CVC Brasil Operadora e Agencia de Viagens SA (a)	93,094	326,969
Cyrela Brazil Realty SA Empreendimentos e Participacoes	210,163	773,525
Desktop - Sigmanet Comunicacao Multimidia S.A (a)(c)	17,800	65,252
Dexxos Participacoes SA	42,562	77,386
Direcional Engenharia SA	143,077	366,127
EcoRodovias Infraestrutura e Logistica SA (a)	238,733	383,323
EDP - Energias do Brasil SA	182,584	903,708
Eletromidia SA (a)	47,550	147,795
Empreendimentos Pague Menos S/A (a)	85,818	174,275
Enauta Participacoes SA	103,519	451,811
Eternit SA	37,067	126,756
Even Construtora e Incorporadora SA	150,154	201,914
Ez Tec Empreendimentos e Participacoes SA	95,994	378,768
Fleury SA	149,904	505,048
Fras-Le SA	39,084	117,533
Gafisa SA (a)	302,507	124,773
Grupo De Mona Soma SA (a)	260,246	834,636
Grupo SBF SA (a)	52,452	279,261
Guararapes Confeccoes SA	109,248	265,076
Hidrovias do Brasil SA (a)	201,700	140,071
Hospital Mater Dei SA (a)	79,789	273,186
Iguatemi SA (a)	186,845	804,083
Industrias Romi SA	34,562	101,534
Infracommerce CXAAS SA (a)	105,422	317,246
Instituto Hermes Pardini SA	52,246	212,636
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	60,553	430,068
International Meal Co. Alimentacao SA Class A (a)	423,860	266,699
Iochpe Maxion SA	30,962	83,726
Irani Papel e Embalagem SA	113,950	163,062
IRB Brasil Resseguros SA (a)	685,939	505,221
Jalles Machado SA	113,817	236,882
JHSF Participacoes SA	295,509	408,568
JSL SA	107,886	181,628
Kepler Weber SA	13,440	153,577
Kora Saude Participacoes SA (a)	57,100	39,533
Lavvi Empreendimentos Imobiliarios Ltda	166,979	180,966
Light SA	118,859	258,881
LOG Commercial Properties e Participacoes SA	67,741	413,122
Log-in Logistica Intermodal SA (a)	4,816	28,570
Lojas Quero Quero S/A	137,425	296,427
Mahle-Metal Leve SA	14,100	76,109
See accompanying notes to financial statements.
91

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Marisa Lojas SA (a)	201,411	$ 137,327
Meliuz SA (c)	223,655	120,489
Mills Estruturas e Servicos de Engenharia SA	139,519	223,726
Minerva SA	74,200	197,681
Mitre Realty Empreendimentos E Participacoes LTDA (c)	109,334	142,191
Moura Dubeux Engenharia S/A (a)	103,092	144,704
Movida Participacoes SA	138,493	509,154
MPM Corporeos SA	144,958	167,777
MRV Engenharia e Participacoes SA	31,598	85,446
Multilaser Industrial SA (a)	43,400	52,607
Neogrid Participacoes SA	155,918	85,966
Nexa Resources SA (b)	17,976	167,896
Odontoprev SA	205,975	543,551
Oi SA (a)	3,557,976	613,967
Omega Energia SA (a)	194,710	490,059
Oncoclinicas do Brasil Servicos Medicos SA (a)	61,600	136,890
Orizon Valorizacao de Residuos SA (a)	42,904	281,696
Pet Center Comercio e Participacoes SA	203,424	798,807
Petroreconcavo SA (a)	87,502	444,512
Portobello SA	48,859	101,996
Positivo Tecnologia SA	59,395	115,617
Qualicorp Consultoria e Corretora de Seguros SA	152,583	514,716
Raizen SA	782,900	1,158,217
Randon SA Implementos e Participacoes Preference Shares	107,222	240,981
Santos Brasil Participacoes SA	462,796	742,118
Schulz SA Preference Shares	104,840	202,755
Sequoia Logistica e Transportes SA (a)	42,000	110,481
Sinqia SA	59,497	248,658
SLC Agricola SA	85,694	898,065
Tegma Gestao Logistica SA	47,517	167,291
Tupy SA	67,197	252,416
Unipar Carbocloro SA	5,465	114,545
Unipar Carbocloro SA Class B, Preference Shares	30,976	678,259
Vasta Platform, Ltd. (a)(b)	12,200	69,784
Vinci Partners Investments, Ltd. Class A (b)	27,911	386,567
Vitru, Ltd. (a)(b)	3,500	55,300
Vivara Participacoes SA	79,071	460,753
Vulcabras Azaleia SA	127,237	267,222
Wilson Sons Holdings Brasil SA	17,119	224,797
Wiz Solucoes e Corretagem de Seguros SA	94,214	171,498
YDUQS Participacoes SA	205,565	905,845
		42,062,567
See accompanying notes to financial statements.
92

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
BRITISH VIRGIN ISLANDS — 0.0% (d)
SF Real Estate Investment Trust	407,000	$ 169,423
CHILE — 0.7%
Aguas Andinas SA Class A	2,673,588	570,748
Embotelladora Andina SA Class B, Preference Shares	376,374	835,563
Empresa Nacional de Telecomunicaciones SA	76,226	333,121
Engie Energia Chile SA	186,997	113,825
Grupo Security SA	478,552	77,093
Hortifrut SA	158,376	160,486
Inversiones Aguas Metropolitanas SA	286,154	144,727
Inversiones La Construccion SA	14,845	63,951
Parque Arauco SA (a)	641,299	671,513
Ripley Corp. SA	442,497	79,792
Salfacorp SA	83,671	28,389
SMU SA	880,745	100,730
Sociedad Matriz SAAM SA	2,221,478	155,264
SONDA SA	222,620	88,762
Vina Concha y Toro SA	593,401	957,073
		4,381,037
CHINA — 13.0%
111, Inc. ADR (a)(b)	14,900	39,634
361 Degrees International, Ltd. (a)(b)	358,000	183,311
5I5J Holding Group Co., Ltd. Class A	157,290	93,907
9F, Inc. ADR (a)	87,564	77,494
Advanced Technology & Materials Co., Ltd. Class A	46,600	58,800
Aerospace Hi-Tech Holdings Grp, Ltd. Class A (a)	36,538	53,068
AK Medical Holdings, Ltd. (b)(c)	454,739	270,588
Allmed Medical Products Co., Ltd. Class A	47,300	95,373
Alpha Group Class A (a)	113,100	88,369
Anhui Construction Engineering Group Co., Ltd. Class A	249,900	200,373
Anhui Expressway Co., Ltd. Class A	91,000	111,096
Anhui Expressway Co., Ltd. Class H	268,000	261,792
Anhui Genuine New Materials Co., Ltd. Class A	11,200	35,762
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	87,640	88,909
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,140	58,879
Antengene Corp., Ltd. (a)(c)	411,580	350,017
Archermind Technology Nanjing Co., Ltd. Class A	10,300	81,776
Archosaur Games, Inc. (b)(c)	137,000	142,049
Ascentage Pharma Group International (a)(b)(c)	129,419	278,953
Ascletis Pharma, Inc. (a)(c)	273,000	181,270
Asia Cement China Holdings Corp.	528,270	339,301
See accompanying notes to financial statements.
93

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Asia Cuanon Technology Shanghai Co., Ltd. Class A	23,700	$ 63,729
Asiainfo Technologies, Ltd. (c)	250,314	441,088
Austar Lifesciences, Ltd. (a)	55,000	19,805
BAIOO Family Interactive, Ltd. (c)	1,650,901	101,187
Bairong, Inc. (a)(c)	136,865	170,046
Baozun, Inc. ADR (a)	46,238	396,722
BC Technology Group, Ltd. (a)	153,026	133,654
Bear Electric Appliance Co., Ltd. Class A	13,045	92,699
Beibuwan Port Co., Ltd. Class A	121,400	143,237
Beijing Airdoc Technology Co., Ltd. (a)(c)	20,500	46,280
Beijing Aosaikang Pharmaceutical Co., Ltd. Class A	51,300	96,166
Beijing Bohui Innovation Biotechnology Group Co., Ltd. Class A (a)	69,000	84,673
Beijing Capital Development Co., Ltd. Class A	292,600	304,211
Beijing Career International Co., Ltd. Class A	8,800	64,391
Beijing Certificate Authority Co., Ltd. Class A	8,800	68,439
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (a)(b)	92,500	111,264
Beijing Ctrowell Technology Corp., Ltd. Class A	36,600	53,792
Beijing Enterprises Urban Resources Group, Ltd. (a)	1,320,000	124,729
Beijing Funshine Culture Media Co., Ltd. Class A	15,220	122,468
Beijing Jetsen Technology Co., Ltd. Class A (a)	123,200	114,115
Beijing North Star Co., Ltd. Class A	1,004,000	457,075
Beijing Orient Landscape & Environment Co., Ltd. Class A (a)	416,200	169,808
Beijing Orient National Communication Science & Technology Co., Ltd. Class A (a)	63,800	113,769
Beijing SL Pharmaceutical Co., Ltd. Class A	69,300	116,808
Beijing Strong Biotechnologies, Inc. Class A	41,900	120,523
Beijing SuperMap Software Co., Ltd. Class A	16,700	55,429
Beijing Ultrapower Software Co., Ltd. Class A (a)	78,800	57,473
Beijing VRV Software Corp., Ltd. Class A	68,500	56,111
Beijing Watertek Information Technology Co., Ltd. Class A (a)	78,900	44,496
Beijing Zhidemai Technology Co., Ltd. Class A	12,200	105,317
Beijing Zhong Ke San Huan High-Tech Co., Ltd. Class A	39,100	76,684
Beken Corp. Class A	9,000	50,911
Berry Genomics Co., Ltd. Class A (a)	28,500	76,142
BEST, Inc. ADR (a)(b)	138,900	89,590
Bestway Marine & Energy Technology Co., Ltd. Class A (a)	112,500	79,748
Better Life Commercial Chain Share Co., Ltd. Class A	67,000	63,537
Binjiang Service Group Co., Ltd.	58,284	164,848
Bit Digital, Inc. (a)(b)	32,329	116,384
BIT Mining, Ltd. ADR (a)(b)	29,252	81,613
Black Peony Group Co., Ltd. Class A	84,800	154,957
See accompanying notes to financial statements.
94

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Boshiwa International Holding, Ltd. (a)(b)(e)	1,843,000	$ —
B-Soft Co., Ltd. Class A	115,300	137,857
C&D Property Management Group Co., Ltd. (a)(b)	81,000	41,579
Caissa Tosun Development Co., Ltd. Class A (a)	96,900	153,713
Canaan, Inc. (a)(b)	90,061	489,031
Cango, Inc. ADR (a)(b)	54,327	140,707
Cangzhou Mingzhu Plastic Co., Ltd. Class A	90,100	80,476
Canny Elevator Co., Ltd. Class A	31,800	35,817
Cathay Media And Education Group, Inc. (c)	198,000	31,604
Cayman Engley Industrial Co., Ltd.	77,313	195,364
Central China Management Co., Ltd. (b)	658,000	104,186
CETC Digital Technology Co., Ltd. Class A	20,177	82,957
CGN Mining Co., Ltd. (b)	1,800,004	197,666
CGN Nuclear Technology Development Co., Ltd. Class A	45,100	74,384
Changsha Broad Homes Industrial Group Co., Ltd. Class H (a)(c)	39,000	48,505
Chanjet Information Technology Co., Ltd. Class H	6,800	6,773
Chaoju Eye Care Holdings, Ltd. (a)	76,000	36,489
Cheerwin Group, Ltd. (c)	510,970	172,250
ChemPartner PharmaTech Co., Ltd. Class A	28,700	61,260
Chengdu ALD Aviation Manufacturing Corp. Class A	14,900	116,466
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	76,600	142,989
Chengdu Tianjian Technology Co., Ltd. Class A	7,500	70,568
Chengdu Wintrue Holding Co., Ltd. Class A	48,800	103,933
Chenguang Biotech Group Co., Ltd. Class A	18,900	52,430
China Aircraft Leasing Group Holdings, Ltd. (b)	141,500	98,472
China Animal Healthcare, Ltd. (a)(e)	1,059,700	—
China Aoyuan Group, Ltd. (b)	538,000	81,063
China BlueChemical, Ltd. Class H	1,818,000	624,463
China CAMC Engineering Co., Ltd. Class A (a)	188,000	260,021
China Datang Corp. Renewable Power Co., Ltd. Class H (b)	1,792,343	743,815
China Design Group Co., Ltd. Class A	31,320	41,937
China Dongxiang Group Co., Ltd.	608,000	38,818
China Everbright, Ltd.	630,902	625,150
China Express Airlines Co., Ltd. Class A	106,400	172,470
China Fangda Group Co., Ltd. Class B (a)	338,565	92,948
China Foods, Ltd.	722,000	249,843
China Forestry Holdings Co., Ltd. (a)(b)(e)	1,642,000	—
China Hanking Holdings, Ltd.	799,891	155,251
China Harmony Auto Holding, Ltd.	497,000	253,215
China Harzone Industry Corp., Ltd. Class A	45,300	58,230
China High Speed Railway Technology Co., Ltd. Class A (a)	183,900	73,582
See accompanying notes to financial statements.
95

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Hongxing Sports, Ltd. (a)(b)(e)	4,053,000	$ —
China Isotope & Radiation Corp. (b)	78,603	217,299
China Kings Resources Group Co., Ltd. Class A	10,270	47,709
China Leadshine Technology Co., Ltd. Class A	22,300	64,847
China Lilang, Ltd.	161,000	78,121
China Meheco Co., Ltd. Class A	41,000	234,836
China Modern Dairy Holdings, Ltd. (b)	3,514,791	569,986
China New Higher Education Group, Ltd. (b)(c)	910,093	290,527
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A (a)	73,700	53,521
China Nonferrous Mining Corp., Ltd. (b)	932,746	469,267
China Oriental Group Co., Ltd.	1,188,882	338,535
China Publishing & Media Co., Ltd. Class A	107,900	86,006
China Railway Tielong Container Logistics Co., Ltd. Class A	56,800	45,454
China Rare Earth Holdings, Ltd. (a)(b)	836,400	73,693
China Renaissance Holdings, Ltd. (a)(c)	178,940	221,407
China Resources Medical Holdings Co., Ltd.	303,000	181,845
China Sanjiang Fine Chemicals Co., Ltd. (b)	742,097	167,724
China SCE Group Holdings, Ltd. (b)	1,111,307	201,504
China Science Publishing & Media, Ltd. Class A	99,600	138,854
China Shengmu Organic Milk, Ltd. (a)(c)	2,298,000	108,571
China Shineway Pharmaceutical Group, Ltd.	426,138	341,176
China Silver Group, Ltd. (a)	614,000	46,257
China Singyes Solar Technologies Holdings, Ltd. (b)	546,132	80,197
China South City Holdings, Ltd. (b)	1,828,000	161,059
China Testing & Certification International Group Co., Ltd. Class A	33,488	75,806
China Tianying, Inc. Class A (a)	263,200	213,111
China Travel International Investment Hong Kong, Ltd. (a)(b)	882,000	167,809
China Water Affairs Group, Ltd. (b)	849,357	930,547
China West Construction Group Co., Ltd. Class A	79,800	113,639
China XLX Fertiliser, Ltd.	351,118	341,192
China Yuhua Education Corp., Ltd. (c)	1,404,653	319,264
China Yurun Food Group, Ltd. (a)(b)	982,000	81,505
China ZhengTong Auto Services Holdings, Ltd. (a)	1,445,385	94,127
China Zhongwang Holdings, Ltd. (a)(b)(e)	346,000	37,112
Chlitina Holding, Ltd.	82,417	583,936
Chongqing Department Store Co., Ltd. Class A	19,300	79,412
Chongqing Dima Industry Co., Ltd. Class A	344,700	153,125
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	30,240	67,644
Chongqing Gas Group Corp., Ltd. Class A	61,400	69,059
Chongqing Lummy Pharmaceutical Co., Ltd. Class A (a)	75,800	64,837
Chongqing Zaisheng Technology Corp., Ltd. Class A	34,200	49,618
See accompanying notes to financial statements.
96

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Chongqing Zongshen Power Machinery Co., Ltd. Class A	37,500	$ 34,971
Chongyi Zhangyuan Tungsten Industry Co., Ltd. Class A (a)	52,400	62,816
CITIC Guoan Information Industry Co., Ltd. Class A (a)	422,600	151,116
CITIC Press Corp. Class A	23,483	88,744
CITIC Resources Holdings, Ltd. (a)	780,000	52,787
CITIC Telecom International Holdings, Ltd.	2,636,287	969,495
Client Service International, Inc. Class A	23,550	77,497
Cloopen Group Holding, Ltd. ADR (a)(b)	31,400	54,008
Clover Biopharmaceuticals, Ltd. (a)	91,500	80,618
CMGE Technology Group, Ltd. (a)	1,207,338	351,499
CMST Development Co., Ltd. Class A	117,500	99,026
COFCO Joycome Foods., Ltd. (a)(b)	1,918,236	854,846
Cogobuy Group (a)(b)(c)	468,000	119,519
Confidence Intelligence Holdings, Ltd. (a)	36,829	124,152
CPMC Holdings, Ltd.	499,000	264,429
CPT Technology Group Co., Ltd. Class A (a)	238,100	78,015
CQ Pharmaceutical Holding Co., Ltd. Class A	68,800	64,919
CSG Smart Science&Technology Co., Ltd. Class A (a)	40,600	52,508
CSSC Hong Kong Shipping Co., Ltd. (b)	1,472,321	203,042
CSSC Science & Technology Co., Ltd. Class A	33,900	68,942
DaFa Properties Group, Ltd. (b)	213,225	105,640
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	103,500	63,423
Dare Power Dekor Home Co., Ltd. Class A	34,900	59,265
Datang Group Holdings, Ltd.	182,244	89,826
Dazhong Transportation Group Co., Ltd. Class B (a)	304,135	85,158
Dazzle Fashion Co., Ltd. Class A	18,480	47,451
DBG Technology Co., Ltd. Class A	54,900	94,525
Deppon Logistics Co., Ltd. Class A	56,200	142,800
Dexin China Holdings Co., Ltd. (a)(b)	170,000	65,122
Digital China Group Co., Ltd. Class A	39,200	88,983
Dongfang Electronics Co., Ltd. Class A (a)	58,700	55,574
Dongguan Aohai Technology Co., Ltd. Class A	17,300	75,380
Dongguan Development Holdings Co., Ltd. Class A	62,500	107,414
Dongjiang Environmental Co., Ltd. Class A	127,400	138,677
Dongwu Cement International, Ltd.	176,930	106,862
DouYu International Holdings, Ltd. ADR (a)(b)	138,536	288,155
Dynagreen Environmental Protection Group Co., Ltd. Class A	49,900	68,073
Dynagreen Environmental Protection Group Co., Ltd. Class H (b)	656,058	301,582
Eastern Communications Co., Ltd. Class A	54,000	93,231
Eastern Communications Co., Ltd. Class B	109,400	49,230
Ebang International Holdings, Inc. Class A (a)	75,600	87,696
See accompanying notes to financial statements.
97

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Edan Instruments, Inc. Class A	52,900	$ 96,998
Edvantage Group Holdings, Ltd.	481,798	174,721
EEKA Fashion Holdings, Ltd. (b)	230,604	385,744
E-House China Enterprise Holdings, Ltd.	646,800	72,680
EIT Environmental Development Group Co., Ltd. Class A	16,500	61,913
Essex Bio-technology, Ltd. (b)	418,612	231,986
E-Star Commercial Management Co., Ltd.	243,991	83,497
Eternal Asia Supply Chain Management, Ltd. Class A	132,900	102,374
EVA Precision Industrial Holdings, Ltd. (b)	1,009,189	167,524
Excellence Commercial Property & Facilities Management Group, Ltd. (b)	333,784	169,633
Fanhua, Inc. ADR (b)	30,774	224,035
FAWER Automotive Parts Co., Ltd. Class A	124,900	107,033
Feitian Technologies Co., Ltd. Class A	16,300	38,336
FIH Mobile, Ltd. (a)(b)	3,161,198	435,949
FinVolution Group ADR	108,032	428,887
Fire Rock Holdings, Ltd. (b)	958,700	68,554
Fosun Tourism Group (a)(b)(c)	256,193	361,812
FriendTimes, Inc.	262,000	43,492
Fufeng Group, Ltd. (a)	451,000	179,101
Fujian Boss Software Development Co., Ltd. Class A	14,840	47,993
Fujian Longking Co., Ltd. Class A	53,900	90,087
Fulongma Group Co., Ltd. Class A	26,780	46,953
Future FinTech Group, Inc. (a)	35,700	27,068
Ganglong China Property Group, Ltd. (b)	602,992	355,725
Gaotu Techedu, Inc. ADR (a)	107,623	185,112
GCI Science & Technology Co., Ltd. Class A	25,177	85,350
Genertec Universal Medical Group Co., Ltd. (c)	1,032,636	680,389
Genetron Holdings, Ltd. ADR (a)	22,400	49,056
Genimous Technology Co., Ltd. Class A (a)	91,160	99,803
Genor Biopharma Holdings, Ltd. (a)(b)(c)	169,000	107,899
Getein Biotech, Inc. Class A	42,036	135,549
Global New Material International Holdings, Ltd. (a)	540,000	319,943
GoldenHome Living Co., Ltd. Class A	10,192	51,922
Goldenmax International Technology, Ltd. Class A	25,100	42,030
Greatview Aseptic Packaging Co., Ltd.	695,725	197,220
Greentown Management Holdings Co., Ltd. (c)	648,904	555,986
Guangdong Advertising Group Co., Ltd. Class A (a)	129,900	104,770
Guangdong Aofei Data Technology Co., Ltd. Class A	33,800	119,001
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (a)	105,000	78,401
Guangdong Great River Smarter Logistics Co., Ltd. Class A	36,400	104,817
See accompanying notes to financial statements.
98

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	116,400	$ 85,997
Guangdong Hybribio Biotech Co., Ltd. Class A	20,300	104,984
Guangdong Sirio Pharma Co., Ltd. Class A	13,500	62,012
Guangdong South New Media Co., Ltd. Class A	12,500	79,354
Guangdong Topstar Technology Co., Ltd. Class A	19,200	36,385
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	33,500	87,073
Guanglian Aviation Industry Co., Ltd. Class A	14,900	60,111
Guangxi Liugong Machinery Co., Ltd. Class A	96,120	98,269
Guangxi Wuzhou Zhongheng Group Co., Ltd. Class A	118,600	64,829
Guangzhou Hi-Target Navigation Tech Co., Ltd. Class A	38,700	46,759
Guangzhou Jet Biofiltration Co., Ltd. Class A	8,290	80,692
Guangzhou KDT Machinery Co., Ltd. Class A	15,900	56,506
Guangzhou Metro Design & Research Institute Co., Ltd. Class A	30,900	84,745
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A (a)	70,800	111,083
Guizhou Gas Group Corp., Ltd. Class A	46,500	57,794
Guocheng Mining Co., Ltd. Class A	52,600	135,061
Haichang Ocean Park Holdings, Ltd. (a)(b)(c)	1,291,789	643,305
Hainan Development Holdings Nanhai Co., Ltd. Class A (a)	46,300	71,768
Hainan Meilan International Airport Co., Ltd. Class H (a)(b)	121,940	279,337
Hainan Strait Shipping Co., Ltd. Class A	139,800	117,599
Haitong UniTrust International Leasing Co., Ltd. Class H (b)(c)	310,000	32,063
Hand Enterprise Solutions Co., Ltd. Class A	97,900	110,729
Hangxiao Steel Structure Co., Ltd. Class A	230,300	149,468
Hangzhou Electronic Soul Network Technology Co., Ltd. Class A	26,300	104,776
Hangzhou Haoyue Personal Care Co., Ltd. Class A	11,200	74,454
Hangzhou Onechance Tech Corp. Class A	13,500	81,896
Hangzhou Shunwang Technology Co., Ltd. Class A	71,900	147,467
Hangzhou Steam Turbine Co., Ltd. Class B	161,400	306,255
Harbin Electric Co., Ltd. Class H (b)	414,000	117,887
HBIS Resources Co., Ltd. Class A	40,800	93,193
HBM Holdings, Ltd. (a)(b)(c)	501,842	228,127
Healthcare Co., Ltd. Class A	39,800	77,304
Henan Jindan Lactic Acid Technology Co., Ltd. Class A	12,600	60,339
Henan Lingrui Pharmaceutical Co. Class A	38,700	80,654
Henan Thinker Automatic Equipment Co., Ltd. Class A	35,900	115,989
Henan Yicheng New Energy Co., Ltd. Class A (a)	66,300	46,685
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	57,823
Henan Yuneng Holdings Co., Ltd. Class A (a)	82,700	75,039
Hexing Electrical Co., Ltd. Class A	48,300	89,325
Holitech Technology Co., Ltd. Class A (a)	291,300	149,594
Hollysys Automation Technologies, Ltd.	51,082	815,780
See accompanying notes to financial statements.
99

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Homeland Interactive Technology, Ltd. (a)	210,000	$ 38,077
Hong Kong Aerospace Technology Group, Ltd. (a)	35,238	59,484
Hongli Zhihui Group Co., Ltd. Class A (a)	47,000	70,558
Hope Education Group Co., Ltd. (b)(c)	3,546,597	335,123
Hua Medicine (a)(c)	578,898	285,332
Huafon Microfibre Shanghai Technology Co., Ltd. (a)	80,500	62,517
Huafu Fashion Co., Ltd. Class A	85,500	56,433
Huangshan Tourism Development Co., Ltd. Class B (a)	413,361	305,474
Huapont Life Sciences Co., Ltd. Class A	92,200	89,032
Huazhong In-Vehicle Holdings Co., Ltd. (b)	351,687	122,148
Huijing Holdings Co., Ltd. (b)	1,096,068	263,121
Hunan Er-Kang Pharmaceutical Co., Ltd. Class A	153,700	102,901
Hunan TV & Broadcast Intermediary Co., Ltd. Class A (a)	139,700	121,696
Hwa Create Co., Ltd. Class A	26,300	35,340
iClick Interactive Asia Group, Ltd. ADR (a)(b)	45,840	54,091
iDreamSky Technology Holdings, Ltd. (a)(b)(c)	612,880	351,384
IKD Co., Ltd. Class A	68,700	127,377
Immunotech Biopharm, Ltd. (a)(b)	244,109	173,620
INESA Intelligent Tech, Inc. Class B	143,800	76,502
Inke, Ltd. (a)(b)	1,367,494	275,895
Innuovo Technology Co., Ltd. Class A (a)	54,300	59,277
Intron Technology Holdings, Ltd.	255,172	122,187
IReader Technology Co., Ltd. Class A	29,900	81,720
Jacobio Pharmaceuticals Group Co., Ltd. (a)(b)(c)	291,790	295,836
Jade Bird Fire Co., Ltd. Class A	21,500	140,825
Jh Educational Technology, Inc. (a)	396,000	167,878
Jiajiayue Group Co., Ltd. Class A	39,900	80,452
Jiangshan Oupai Door Industry Co., Ltd. Class A	8,900	89,181
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	253,800	142,730
Jiangsu Canlon Building Materials Co., Ltd. Class A	23,600	55,393
Jiangsu Huaxicun Co., Ltd. Class A	47,000	40,943
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	206,000	139,538
Jiangsu Lihua Animal Husbandry Stock Co., Ltd. Class A	26,700	144,854
Jiangsu ToLand Alloy Co., Ltd. Class A	11,200	84,775
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	133,400	131,128
Jiangxi Fushine Pharmaceutical Co., Ltd. Class A	30,700	80,231
Jiangxi Huangshanghuang Group Food Co., Ltd. Class A	44,600	79,531
Jiangxi Xinyu Guoke Technology Co., Ltd. Class A	13,800	65,651
Jiangyin Hengrun Heavy Industries Co., Ltd. Class A	12,600	58,732
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd. Class A	57,100	56,308
Jiayou International Logistics Co., Ltd. Class A	19,292	55,705
Jiayuan International Group, Ltd. (b)	1,013,774	203,236
See accompanying notes to financial statements.
100

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Jinchuan Group International Resources Co., Ltd. (b)	2,152,000	$ 313,262
Jingrui Holdings, Ltd. (b)	440,000	93,266
JinkoSolar Holding Co., Ltd. ADR (a)(b)	29,178	1,409,006
Jinlei Technology Co., Ltd. Class A (a)	16,000	84,762
Jinneng Holding Shanxi Electric Power Co., Ltd. Class A (a)	180,800	101,677
Jiuzhitang Co., Ltd. Class A	60,000	98,203
JNBY Design, Ltd.	183,770	219,874
Jointo Energy Investment Co., Ltd. Hebei Class A	60,400	39,010
Jushri Technologies, Inc. Class A	21,952	64,216
JW Cayman Therapeutics Co., Ltd. (a)(b)(c)	199,350	206,696
Kama Co., Ltd. Class B (a)	147,100	46,336
Kandi Technologies Group, Inc. (a)(b)	60,998	195,194
Kangji Medical Holdings, Ltd. (b)	345,069	341,923
Keeson Technology Corp., Ltd. Class A	12,285	35,744
Keymed Biosciences, Inc. (a)(b)(c)	133,000	367,680
Koolearn Technology Holding, Ltd. (a)(b)(c)	385,137	195,239
KPC Pharmaceuticals, Inc. Class A	34,900	66,852
Kunming Yunnei Power Co., Ltd. Class A	159,500	79,899
KWG Living Group Holdings, Ltd.	835,203	311,412
Lanzhou Lishang Guochao Industrial Group Co., Ltd. Class A (a)	56,400	47,266
Leading Holdings Group, Ltd. (a)	159,193	82,733
Lemtech Holdings Co., Ltd.	29,336	166,894
LexinFintech Holdings, Ltd. ADR (a)	61,140	160,187
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	22,900	81,346
Longhua Technology Group Luoyang Co., Ltd. Class A	50,000	64,035
Lonking Holdings, Ltd.	802,000	219,154
Lu Thai Textile Co., Ltd. Class B	44,743	21,710
Luokung Technology Corp. (a)	200,900	103,202
Luolai Lifestyle Technology Co., Ltd. Class A	52,500	107,182
Luoniushan Co., Ltd. Class A (a)	57,900	60,471
Luoxin Pharmaceuticals Group Stock Co., Ltd. Class A	70,700	98,787
Luoyang Glass Co., Ltd. Class A (a)	40,400	141,983
Luoyang Glass Co., Ltd. Class H (a)(b)	167,261	250,313
Lushang Health Industry Development Co., Ltd. Class A	46,600	80,602
Luye Pharma Group, Ltd. (a)(b)(c)	1,577,721	604,383
Maoyan Entertainment (a)(b)(c)	340,396	283,395
Markor International Home Furnishings Co., Ltd. Class A (a)	126,100	66,744
Maxvision Technology Corp. Class A	22,500	86,128
Meitu, Inc. (a)(b)(c)	2,101,598	249,570
Mobvista, Inc. (a)(b)(c)	355,399	240,067
Monalisa Group Co., Ltd. Class A	23,800	67,110
Morimatsu International Holdings Co., Ltd. (a)	64,000	70,281
See accompanying notes to financial statements.
101

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mulsanne Group Holding, Ltd. (a)(b)(c)	107,000	$ 50,553
Nam Tai Property, Inc. (a)(b)	16,400	102,500
Nanjing Chervon Auto Precision Technology Co., Ltd. Class A	12,400	47,447
Nanjing Sample Technology Co., Ltd. Class H (a)	34,500	23,789
Nanjing Yunhai Special Metals Co., Ltd. Class A	15,500	48,296
National Agricultural Holdings, Ltd. (a)(b)(e)	396,000	—
NetDragon Websoft Holdings, Ltd.	194,000	406,262
Netjoy Holdings, Ltd. (a)(b)	472,752	127,373
New Hope Dairy Co., Ltd. Class A	42,900	80,014
Newborn Town, Inc. (a)(b)	429,315	189,676
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,700	60,668
Ningbo Jifeng Auto Parts Co., Ltd. Class A	39,700	57,098
Niu Technologies ADR (a)	34,973	337,839
North Huajin Chemical Industries Co., Ltd. Class A	76,200	75,142
Northking Information Technology Co., Ltd. Class A	22,300	137,985
Oceanwide Holdings Co., Ltd. Class A (a)	751,700	233,274
Ocumension Therapeutics (a)(b)(c)	228,064	291,800
Olympic Circuit Technology Co., Ltd.	25,870	68,790
OneConnect Financial Technology Co., Ltd. (a)	71,300	100,533
Orient Group, Inc. Class A (a)	423,500	223,488
Ourpalm Co., Ltd. Class A (a)	155,900	89,393
PhiChem Corp. Class A	25,300	117,411
Powerlong Commercial Management Holdings, Ltd. (b)	96,000	76,369
Pujiang International Group, Ltd.	130,000	48,638
Q Technology Group Co., Ltd. (b)	381,137	294,927
Qingdao East Steel Tower Stock Co., Ltd. Class A	53,100	95,274
Qingdao Eastsoft Communication Technology Co., Ltd. Class A	14,700	31,331
Qingdao Gon Technology Co., Ltd. Class A	16,100	56,887
Qingdao Hiron Commercial Cold Chain Co., Ltd. Class A	19,000	90,629
Qingling Motors Co., Ltd. Class H	1,532,528	289,621
Qinhuangdao Port Co., Ltd. Class A	630,200	274,988
Qudian, Inc. ADR (a)(b)	83,500	98,530
Realcan Pharmaceutical Group Co., Ltd. Class A	130,100	103,496
Redco Properties Group, Ltd. (b)(c)	300,000	93,087
Redsun Properties Group, Ltd. (b)	1,167,427	389,073
ReneSola, Ltd. ADR (a)(b)	37,307	216,754
Renhe Pharmacy Co., Ltd. Class A	47,500	58,738
Renrui Human Resources Technology Holdings, Ltd. (a)	58,200	61,682
Rianlon Corp. Class A	9,000	64,990
Richinfo Technology Co., Ltd. Class A	18,100	38,349
Ronshine China Holdings, Ltd. (a)(b)	576,466	171,510
Ruida Futures Co., Ltd. Class A	23,400	70,921
See accompanying notes to financial statements.
102

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sanxun Holdings Group, Ltd. (a)	122,000	$ 44,242
SciClone Pharmaceuticals Holdings, Ltd. (a)(c)	73,480	76,282
SGIS Songshan Co., Ltd. Class A	124,800	86,501
Shaanxi Construction Machinery Co., Ltd. Class A	59,900	79,828
Shandong Airlines Co., Ltd. Class B (a)	117,600	47,152
Shandong Fengxiang Co., Ltd. Class H	204,000	20,839
Shandong Hi-Speed Road & Bridge Co., Ltd. Class A	92,700	124,708
Shandong Jincheng Pharmaceutical Group Co., Ltd. Class A	15,900	92,523
Shandong Longda Meishi Co, Ltd. Class A	42,700	64,305
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	174,100	119,850
Shandong Molong Petroleum Machinery Co., Ltd. Class H (a)	135,892	64,377
Shandong Publishing & Media Co., Ltd. Class A	181,500	184,985
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	49,010	75,969
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (a)	61,700	88,253
Shang Gong Group Co., Ltd. Class B (a)	162,600	61,300
Shanghai 2345 Network Holding Group Co., Ltd. Class A (a)	314,000	112,777
Shanghai AJ Group Co., Ltd. Class A	85,900	89,173
Shanghai AtHub Co., Ltd. Class A	17,200	97,433
Shanghai Baolong Automotive Corp. Class A	21,400	137,979
Shanghai CDXJ Digital Technology Co., Ltd. Class A	72,200	116,009
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	438,100	286,079
Shanghai Daimay Automotive Interior Co., Ltd. Class A	48,900	110,462
Shanghai Environment Group Co., Ltd. Class A	47,000	78,628
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	30,605	109,488
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class A	77,278	148,881
Shanghai Ganglian E-Commerce Holdings Co., Ltd. Class A	11,340	60,647
Shanghai Gench Education Group, Ltd. (a)	118,500	57,348
Shanghai Haixin Group Co. Class B	646,808	208,919
Shanghai Hanbell Precise Machinery Co., Ltd. Class A	25,300	73,173
Shanghai HeartCare Medical Technology Corp., Ltd. (a)	18,400	94,216
Shanghai Highly Group Co., Ltd. Class B	180,991	91,038
Shanghai Industrial Holdings, Ltd.	253,062	380,010
Shanghai Jin Jiang Capital Co., Ltd. Class H	608,000	236,790
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	84,500	49,939
Shanghai Jinjiang International Travel Co., Ltd. Class B	33,700	49,404
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	107,400	252,085
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	81,300	76,178
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	25,000	59,388
Shanghai Kindly Medical Instruments Co., Ltd. Class H	32,400	67,022
See accompanying notes to financial statements.
103

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Kinetic Medical Co., Ltd. Class A	61,100	$ 80,561
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	234,600	134,191
Shanghai Maling Aquarius Co., Ltd. Class A	38,000	44,357
Shanghai Moons' Electric Co., Ltd. Class A	52,500	133,977
Shanghai New Power Automotive Technology Co., Ltd. Class B	388,660	214,152
Shanghai Pret Composites Co., Ltd. Class A	44,520	86,542
Shanghai Pudong Construction Co., Ltd. Class A	127,725	142,451
Shanghai Runda Medical Technology Co., Ltd. Class A	32,300	62,228
Shanghai Shibei Hi-Tech Co., Ltd. Class B	182,600	52,589
Shanghai Shyndec Pharmaceutical Co., Ltd. Class A	69,300	120,520
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	54,382
Shanghai Yaoji Technology Co., Ltd. Class A	35,700	106,064
Shanxi Blue Flame Holding Co., Ltd. Class A	61,600	75,301
Shengda Resources Co., Ltd. Class A (a)	35,100	72,654
Shengyuan Environmental Protection Co., Ltd. Class A	20,500	91,648
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	6,300	89,526
Shenzhen Anche Technologies Co., Ltd. Class A	13,400	35,209
Shenzhen Center Power Tech Co., Ltd. Class A	14,300	33,632
Shenzhen Cereals Holdings Co., Ltd. Class A	88,365	118,598
Shenzhen Colibri Technologies Co., Ltd. Class A	26,200	63,146
Shenzhen Das Intellitech Co., Ltd. Class A	86,093	44,890
Shenzhen Desay Battery Technology Co. Class A	15,225	88,044
Shenzhen Ellassay Fashion Co., Ltd. Class A	31,985	62,276
Shenzhen Envicool Technology Co., Ltd. Class A	15,400	85,756
Shenzhen FRD Science & Technology Co., Ltd.	32,600	76,363
Shenzhen Infogem Technologies Co., Ltd. Class A	41,500	83,221
Shenzhen Jieshun Science And Technology Industry Co., Ltd. Class A	29,000	41,389
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	78,800	60,824
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	47,200	99,782
Shenzhen Laibao Hi-tech Co., Ltd. Class A	31,800	44,834
Shenzhen Leaguer Co., Ltd. Class A	83,900	141,021
Shenzhen Microgate Technology Co., Ltd. Class A (a)	34,100	51,246
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	127,695	77,445
Shenzhen New Nanshan Holding Group Co., Ltd. Class A	240,000	164,459
Shenzhen Properties & Resources Development Group, Ltd. Class A	50,100	102,282
Shenzhen Rongda Photosensitive & Technology Co., Ltd. Class A	14,800	75,211
Shenzhen Sinovatio Technology Co., Ltd. Class A	18,000	73,723
Shenzhen Sunline Tech Co., Ltd. Class A	39,900	85,355
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	50,500	95,541
See accompanying notes to financial statements.
104

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shenzhen Tagen Group Co., Ltd. Class A	161,900	$ 175,975
Shenzhen Weiguang Biological Products Co., Ltd. Class A	28,620	136,651
Shenzhen Yan Tian Port Holding Co., Ltd. Class A	168,600	135,983
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	62,300	54,467
Shenzhen Ysstech Info-tech Co., Ltd. Class A	35,000	67,485
Shenzhen Zhenye Group Co., Ltd. Class A	79,700	64,658
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	87,400	91,281
Shoucheng Holdings, Ltd. (b)	2,924,895	433,240
Shougang Fushan Resources Group, Ltd.	2,725,718	1,071,994
Shui On Land, Ltd.	1,369,000	209,771
Sichuan Chengfei Integration Technology Corp. Class A	22,900	96,461
Sichuan Expressway Co., Ltd. Class A	594,510	425,178
Sichuan Haite High-tech Co., Ltd. Class A (a)	32,700	57,023
Sichuan Languang Development Co., Ltd. Class A (a)	364,400	131,453
Sichuan Lutianhua Co., Ltd. Class A (a)	62,600	60,153
Sinic Holdings Group Co., Ltd. Class H (a)(b)	347,921	22,213
Sinofert Holdings, Ltd. (a)(b)	1,422,000	241,497
Sino-Ocean Group Holding, Ltd.	3,010,447	641,960
Sino-Ocean Service Holding, Ltd. (c)	151,500	73,899
Sinoseal Holding Co., Ltd. Class A	15,100	88,011
Sinosteel Engineering & Technology Co., Ltd. Class A	58,300	61,899
Sinovac Biotech, Ltd. (a)(b)	67,578	437,230
Skyfame Realty Holdings, Ltd.	2,638,073	235,801
Skyworth Digital Co., Ltd. Class A	49,900	110,992
Sobute New Materials Co., Ltd.	28,500	95,672
Sohu.com, Ltd. ADR (a)(b)	16,680	280,558
Sonoscape Medical Corp. Class A (a)	16,800	73,042
SOS, Ltd. (a)(b)	109,900	58,972
South Manganese Investment, Ltd. (a)(b)	776,139	100,097
STO Express Co., Ltd. Class A (a)	142,800	167,137
Strawbear Entertainment Group (a)	122,000	74,153
Streamax Technology Co., Ltd. Class A	13,500	61,162
Sun King Technology Group, Ltd. (a)(b)	699,018	247,246
Sunflower Pharmaceutical Group Co., Ltd. Class A	35,900	91,049
Sunjuice Holdings Co., Ltd.	20,917	213,904
Sunkwan Properties Group, Ltd. (a)(b)	824,310	188,410
Sunpower Group, Ltd.	623,200	211,824
Sunward Intelligent Equipment Co., Ltd. Class A	180,625	209,417
Suzhou Anjie Technology Co., Ltd. Class A	53,600	104,277
Suzhou Basecare Medical Corp., Ltd. Class H (a)	127,500	80,589
Suzhou Good-Ark Electronics Co., Ltd. Class A	46,300	77,093
See accompanying notes to financial statements.
105

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,100	$ 44,512
Suzhou TFC Optical Communication Co., Ltd. Class A	11,520	50,358
SY Holdings Group, Ltd. (b)	288,639	217,454
SYoung Group Co., Ltd. Class A (a)	34,000	73,376
Taiji Computer Corp., Ltd. Class A	28,900	96,924
Talkweb Information System Co., Ltd. Class A (a)	79,100	85,354
Tansun Technology Co., Ltd. Class A	19,800	103,739
TCL Electronics Holdings, Ltd.	981,988	420,060
Tech-Bank Food Co., Ltd. Class A	63,400	87,488
Three's Co Media Group Co., Ltd. Class A	3,700	91,275
Tian Lun Gas Holdings, Ltd.	511,765	363,334
Tiangong International Co., Ltd. (b)	1,516,000	619,455
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	202,270	238,017
Tianjin Guangyu Development Co., Ltd. Class A	48,500	129,958
Tianjin Ringpu Bio-Technology Co., Ltd. Class A	13,800	41,325
Tianjin Teda Co., Ltd. Class A	63,300	44,473
Tianli Education International Holdings, Ltd. (b)	1,093,667	107,532
Tibet Tianlu Co., Ltd. Class A	54,900	53,014
Times Neighborhood Holdings, Ltd. (b)	143,000	42,363
Tong Ren Tang Technologies Co., Ltd. Class H (b)	413,000	352,807
Tongdao Liepin Group (a)	133,200	300,369
TRS Information Technology Corp., Ltd. Class A	28,500	49,968
Tus Environmental Science And Technology Development Co., Ltd. Class A (a)	93,000	52,154
UE Furniture Co., Ltd. Class A	31,698	46,138
Unilumin Group Co., Ltd. Class A	48,540	52,225
United Strength Power Holdings, Ltd. (b)	98,296	155,890
Uxin, Ltd. ADR (a)(b)	133,474	136,143
Vats Liquor Chain Store Management JSC, Ltd. Class A	17,900	107,517
Vatti Corp., Ltd. Class A	51,100	44,273
Virscend Education Co., Ltd. (c)	140,000	8,223
Visionox Technology, Inc. Class A (a)	95,600	106,773
Visual China Group Co., Ltd. Class A	33,900	86,511
Viva Biotech Holdings (b)(c)	748,051	296,110
Wanbangde Pharmaceutical Holding Group Co., Ltd. Class A	59,200	103,701
Wangneng Environment Co., Ltd. Class A	25,400	73,862
Weiqiao Textile Co. Class H	409,819	120,883
Wellhope Foods Co., Ltd. Class A	67,700	102,167
West China Cement, Ltd.	3,224,761	514,717
Western Region Gold Co., Ltd. Class A	25,500	56,719
Wondershare Technology Group Co., Ltd. Class A	6,100	39,849
Wuhan Fingu Electronic Technology Co., Ltd. Class A	25,900	47,817
See accompanying notes to financial statements.
106

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wuxi Boton Technology Co., Ltd. Class A	17,900	$ 56,310
Wuxi Xinje Electric Co., Ltd. Class A	13,065	66,847
X Financial ADR (a)	23,723	65,475
Xiabuxiabu Catering Management China Holdings Co., Ltd. (a)(b)(c)	566,344	286,376
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	69,100	104,062
Xiamen Jihong Technology Co., Ltd. Class A	35,700	83,794
Xilinmen Furniture Co., Ltd. Class A	31,400	143,346
Xinhua Winshare Publishing and Media Co., Ltd. Class H	332,522	241,598
Xinhuanet Co., Ltd. Class A	36,200	99,223
Xinjiang Communications Construction Group Co., Ltd. Class A	26,500	63,661
Xinjiang Xintai Natural Gas Co., Ltd. Class A	18,720	64,581
Xinjiang Xinxin Mining Industry Co., Ltd. Class H (a)	663,724	118,652
YaGuang Technology Group Co., Ltd. Class A (a)	61,900	65,331
Yankershop Food Co., Ltd. Class A	11,200	106,511
Yanlord Land Group, Ltd.	487,949	447,081
Yantai China Pet Foods Co., Ltd. Class A	21,100	69,003
Yantai Zhenghai Bio-tech Co., Ltd.	6,200	62,312
Yantai Zhenghai Magnetic Material Co., Ltd. Class A	38,900	81,010
Yeahka, Ltd. (a)(b)	183,821	565,683
YGSOFT, Inc. Class A	51,522	61,439
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (a)(b)(c)	140,600	86,894
Yincheng International Holding Co., Ltd. (b)	317,628	102,612
Yixin Group, Ltd. (a)(b)(c)	1,036,500	108,528
Yotrio Group Co., Ltd. Class A	169,780	96,282
Youdao, Inc. ADR (a)(b)	22,300	158,330
Youzu Interactive Co., Ltd. Class A (a)	48,300	83,923
Yuexiu Transport Infrastructure, Ltd.	1,341,013	905,835
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	27,100	58,144
Yusys Technologies Co., Ltd. Class A	40,000	115,751
Yuzhou Group Holdings Co., Ltd. (b)	1,924,188	99,509
Zall Smart Commerce Group, Ltd. (a)(b)	1,680,000	104,043
ZBOM Home Collection Co., Ltd. Class A	28,300	112,922
Zepp Health Corp. ADR	10,400	29,952
Zhejiang Communications Technology Co., Ltd.	92,200	99,780
Zhejiang Huace Film & Television Co., Ltd. Class A	107,500	86,026
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	16,680	68,448
Zhejiang Jingu Co., Ltd. Class A (a)	54,800	59,219
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	39,960	63,263
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	181,779	122,272
Zhejiang Meida Industrial Co., Ltd. Class A	39,300	84,257
See accompanying notes to financial statements.
107

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	213,200	$ 142,736
Zhejiang Qianjiang Motorcycle Co., Ltd. Class A (a)	41,500	78,449
Zhejiang Runtu Co., Ltd. Class A	50,600	68,709
Zhejiang Southeast Space Frame Co., Ltd. Class A	43,700	82,539
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	14,800	137,110
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	113,900	76,614
Zhejiang Wanliyang Co., Ltd. Class A	100,100	119,683
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	42,500	69,627
Zhejiang Yasha Decoration Co., Ltd. Class A	104,200	94,711
Zhejiang Yinlun Machinery Co., Ltd. Class A	28,000	40,579
Zhende Medical Co., Ltd. Class A	7,600	47,170
Zhenro Services Group, Ltd. (b)	312,908	38,357
Zhongfu Information, Inc. Class A	11,400	49,403
Zhongshan Public Utilities Group Co., Ltd. Class A	33,600	42,661
Zhuhai Bojay Electronics Co., Ltd. Class A	10,300	70,580
Zhuhai Huafa Properties Co., Ltd. Class A	99,800	113,665
Zhuhai Orbita Aerospace Science & Technology Co., Ltd. Class A (a)	47,100	66,182
Zylox-Tonbridge Medical Technology Co., Ltd. (a)(c)	79,500	128,720
		86,597,117
COLOMBIA — 0.1%
Cementos Argos SA	310,641	515,569
Geopark, Ltd. (b)	30,555	456,492
		972,061
CZECH REPUBLIC — 0.1%
Philip Morris CR A/S	655	519,166
EGYPT — 0.6%
Cairo Investment & Real Estate Development Co. SAE	130,522	73,544
Cleopatra Hospital (a)	495,931	135,648
Eastern Co SAE	663,544	435,950
Egypt Kuwait Holding Co. SAE (a)	634,418	837,432
Egyptian Financial Group-Hermes Holding Co. (a)	591,830	572,728
ElSewedy Electric Co.	112,794	50,967
Emaar Misr for Development SAE (a)	1,135,840	175,222
Ezz Steel Co SAE (a)	108,197	85,291
Fawry for Banking & Payment Technology Services SAE (a)	414,605	224,767
Ghabbour Auto	401,753	87,691
Heliopolis Housing	279,369	89,098
MM Group for Industry & International Trade SAE (a)	266,479	60,643
Palm Hills Developments SAE	1,693,677	144,908
Pioneers Properties (a)	203,576	20,981
See accompanying notes to financial statements.
108

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sidi Kerir Petrochemicals Co. (a)	192,942	$ 91,827
Six of October Development & Investment	179,644	117,437
Talaat Moustafa Group	914,577	422,767
Telecom Egypt Co.	159,925	153,014
		3,779,915
GREECE — 0.8%
Athens Water Supply & Sewage Co. SA	5,103	38,950
Danaos Corp.	10,142	1,040,366
Diana Shipping, Inc.	43,605	235,467
Ellaktor SA (a)	148,623	205,218
FF Group (a)(e)	24,815	—
Fourlis Holdings SA (a)	54,684	224,211
GEK Terna Holding Real Estate Construction SA (a)	55,156	578,099
Hellenic Exchanges - Athens Stock Exchange SA	47,254	194,010
Holding Co. ADMIE IPTO SA	126,982	316,482
Intracom Holdings SA (a)	64,753	123,201
LAMDA Development SA (a)	54,282	376,877
Motor Oil Hellas Corinth Refineries SA	58,383	914,635
Safe Bulkers, Inc.	80,243	381,957
Sarantis SA	9,245	73,754
Terna Energy SA	33,350	615,974
Tsakos Energy Navigation, Ltd.	250	2,197
		5,321,398
HONG KONG — 0.8%
CT Environmental Group Ltd (a)(b)(e)	3,217,900	—
AAG Energy Holdings, Ltd. (c)	1,071,923	172,463
Anxin-China Holdings, Ltd. (a)(e)	2,248,000	—
China Boton Group Co., Ltd. (a)(b)	192,000	79,434
China High Precision Automation Group, Ltd. (a)(e)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (a)	482,000	292,349
China Investment Fund Co., Ltd. (a)	784,464	398,673
China Lumena New Materials Corp. (a)(b)(e)	104,532	—
China Metal Recycling Holdings, Ltd. (a)(b)(e)	693,675	—
Chongsing Holdings,Ltd. (a)(b)(e)	9,212,000	—
Citychamp Watch & Jewellery Group, Ltd. (a)	396,000	51,071
Comba Telecom Systems Holdings, Ltd. (a)(b)	2,042,690	352,125
Concord New Energy Group, Ltd.	7,610,000	709,362
Crystal International Group, Ltd. (c)	201,000	80,078
Dawnrays Pharmaceutical Holdings, Ltd.	456,000	75,695
Digital China Holdings, Ltd.	672,000	326,930
GR Properties, Ltd. (a)	382,000	55,607
See accompanying notes to financial statements.
109

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Guotai Junan International Holdings, Ltd. (b)	2,940,973	$ 330,472
Hi Sun Technology China, Ltd. (a)(b)	942,000	119,082
Huiyuan Juice Group, Ltd. (a)(e)	1,494,400	—
IMAX China Holding, Inc. (c)	32,300	38,770
IVD Medical Holding, Ltd. (b)	136,000	48,625
Joy Spreader Group, Inc. (a)(b)	1,270,607	371,542
Kingkey Financial International Holdings, Ltd. (a)(b)	2,770,191	201,625
Meilleure Health International Industry Group, Ltd. (a)	858,000	43,824
Melco Resorts And Entertainment Philippines Corp. (a)	1	70,055
Perennial Energy Holdings, Ltd. (b)	832,162	179,579
Pou Sheng International Holdings, Ltd. (a)	1,526,812	175,464
Realgold Mining (a)(b)(e)	251,500	—
Skyworth Group, Ltd. (a)	934,000	479,439
Solargiga Energy Holdings, Ltd. (a)	962,000	47,293
Tech Pro Technology Development, Ltd. (a)(b)(e)	6,035,100	—
TROOPS, Inc. (a)(b)	24,622	105,628
United Laboratories International Holdings, Ltd.	886,500	466,376
Untrade MH Development NPV (a)(b)(e)	276,000	—
UNTRADE.AGRITRADE RES (a)(e)	1,595,000	—
Wasion Holdings, Ltd.	116,000	41,770
Zhaoke Ophthalmology, Ltd. (a)(c)	292,375	130,668
		5,443,999
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	587,396	718,987
Opus Global Nyrt (a)	70,518	47,965
		766,952
INDIA — 15.5%
3i Infotech, Ltd. (a)	200,000	135,269
Aarti Drugs, Ltd.	30,389	172,087
Acrysil, Ltd.	11,877	130,040
Action Construction Equipment, Ltd.	30,518	96,860
Advanced Enzyme Technologies, Ltd.	29,208	108,737
Aegis Logistics, Ltd.	115,104	312,235
Affle India, Ltd. (a)	38,928	647,327
Akzo Nobel India, Ltd.	8,468	213,284
Alembic, Ltd.	80,620	77,082
Alok Industries, Ltd. (a)	777,595	260,139
Amara Raja Batteries, Ltd.	54,772	387,723
Amber Enterprises India, Ltd. (a)	12,685	589,804
Amrutanjan Health Care, Ltd.	11,994	125,773
Angel One, Ltd.	13,793	279,728
See accompanying notes to financial statements.
110

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Anupam Rasayan India, Ltd.	13,441	$ 146,241
Apar Industries, Ltd.	17,483	149,797
Apollo Tyres, Ltd.	242,578	611,447
Arvind Fashions, Ltd. (a)	47,274	177,086
Arvind, Ltd. (a)	123,272	187,816
Asahi India Glass, Ltd.	60,550	344,402
Ashoka Buildcon, Ltd. (a)	143,729	162,744
Aster DM Healthcare, Ltd. (a)(c)	146,341	381,423
Astra Microwave Products, Ltd.	56,574	167,949
AstraZeneca Pharma India, Ltd.	5,699	191,923
Avanti Feeds, Ltd.	14,658	79,765
Azure Power Global, Ltd. (a)(b)	11,506	191,460
Bajaj Consumer Care, Ltd.	49,887	107,510
Bajaj Electricals, Ltd. (a)	31,032	440,120
Bajaj Hindusthan Sugar, Ltd. (a)	547,160	102,536
Balaji Amines, Ltd.	6,957	266,758
Balmer Lawrie & Co., Ltd.	63,262	94,089
Balrampur Chini Mills, Ltd.	162,175	1,047,423
Bank of Maharashtra (a)	494,730	109,033
Barbeque Nation Hospitality, Ltd. (a)	13,727	229,641
BEML, Ltd.	14,426	346,272
Bhansali Engineering Polymers, Ltd.	40,467	67,770
Bharat Dynamics, Ltd.	53,089	384,847
Bharat Rasayan, Ltd.	258	41,521
Birla Corp., Ltd.	18,472	288,190
Birlasoft, Ltd.	188,650	1,132,647
Black Box, Ltd. (a)	6,297	62,658
Blue Dart Express, Ltd.	6,497	588,374
Blue Star, Ltd.	46,501	645,614
Bombay Dyeing & Manufacturing Co., Ltd. (a)	104,085	135,232
Borosil Renewables, Ltd. (a)	30,740	235,393
Brigade Enterprises, Ltd.	99,252	676,983
Brightcom Group, Ltd.	435,590	566,798
Brookfield India Real Estate Trust REIT (c)	80,204	331,443
Camlin Fine Sciences, Ltd. (a)	70,782	130,261
Can Fin Homes, Ltd.	74,065	617,200
Caplin Point Laboratories, Ltd.	20,590	184,284
Capri Global Capital, Ltd.	24,183	196,336
Carborundum Universal, Ltd.	77,598	816,942
Cartrade Tech, Ltd. (a)	8,712	66,638
Castrol India, Ltd.	337,765	449,982
CCL Products India, Ltd.	57,110	304,260
See accompanying notes to financial statements.
111

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ceat, Ltd.	9,151	$ 112,571
Central Bank of India, Ltd. (a)	610,329	147,800
Century Plyboards India, Ltd.	48,946	462,686
Century Textiles & Industries, Ltd.	39,932	450,358
Cera Sanitaryware, Ltd.	3,514	230,593
CESC, Ltd.	424,072	424,492
CG Power & Industrial Solutions, Ltd. (a)	402,123	1,005,374
Chalet Hotels, Ltd. (a)	76,056	303,471
Chambal Fertilizers and Chemicals, Ltd.	107,683	599,842
Chemplast Sanmar, Ltd. (a)	7,660	67,239
Chennai Super Kings Cricket, Ltd. (a)(e)	418,560	—
Cholamandalam Financial Holdings, Ltd.	73,898	603,228
Cigniti Technologies, Ltd.	16,593	94,105
City Union Bank, Ltd.	295,274	502,287
Cochin Shipyard, Ltd. (c)	48,318	187,597
Cosmo Films, Ltd.	6,760	154,630
Craftsman Automation, Ltd. (a)	4,057	126,269
CreditAccess Grameen, Ltd. (a)	35,948	403,101
CSB Bank, Ltd. (a)	39,491	110,278
Cyient, Ltd.	58,549	716,844
Dalmia Bharat Sugar & Industries, Ltd.	17,672	112,177
DCB Bank, Ltd. (a)	43,988	40,287
DCM Shriram, Ltd.	35,075	523,105
Deepak Fertilisers & Petrochemicals Corp., Ltd.	32,376	239,845
Delta Corp., Ltd.	70,102	305,340
Dhampur Sugar Mills, Ltd.	26,588	187,616
Dhani Services, Ltd. (a)	232,569	191,365
Dhanuka Agritech, Ltd.	3,829	36,266
Dilip Buildcon, Ltd. (c)	21,608	68,752
Dish TV India, Ltd. (a)	1,021,413	220,391
Dishman Carbogen Amcis, Ltd. (a)	77,303	188,475
Dwarikesh Sugar Industries, Ltd.	108,083	179,080
Easy Trip Planners, Ltd.	49,672	223,401
eClerx Services, Ltd.	8,364	261,732
Edelweiss Financial Services, Ltd.	283,057	219,273
EID Parry India, Ltd.	72,930	435,463
EIH, Ltd. (a)	59,080	120,577
Elgi Equipments, Ltd.	128,169	472,843
Engineers India, Ltd.	147,813	124,941
EPL ,Ltd.	46,761	119,471
Equitas Holdings, Ltd. (a)	119,561	168,040
Equitas Small Finance Bank, Ltd. (a)(c)	199,762	134,712
See accompanying notes to financial statements.
112

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Eris Lifesciences, Ltd. (c)	17,471	$ 158,790
ESAB India, Ltd.	4,953	197,496
Eveready Industries India, Ltd. (a)	51,606	228,149
Exide Industries, Ltd.	334,863	667,737
FDC, Ltd. (a)	46,832	158,898
Filatex India, Ltd.	68,429	114,236
Fine Organic Industries, Ltd.	6,296	332,822
Finolex Cables, Ltd.	67,821	338,009
Finolex Industries, Ltd.	144,881	295,689
Firstsource Solutions, Ltd.	222,974	367,970
Future Consumer, Ltd. (a)	1,396,805	83,873
Future Retail, Ltd. (a)	144,037	59,307
Gabriel India, Ltd.	76,195	112,520
Galaxy Surfactants, Ltd.	7,327	276,971
Garware Technical Fibres, Ltd.	4,185	155,843
Gati, Ltd. (a)	51,213	110,739
GE T&D India, Ltd. (a)	76,261	92,238
GHCL, Ltd.	58,703	424,188
Globus Spirits, Ltd.	8,411	170,024
GMM Pfaudler, Ltd.	5,427	326,268
Godawari Power and Ispat, Ltd.	29,076	148,287
Godfrey Phillips India, Ltd.	22,090	294,320
Godrej Agrovet, Ltd. (c)	26,275	153,316
Granules India, Ltd.	140,292	567,463
Graphite India, Ltd.	51,869	344,208
Great Eastern Shipping Co., Ltd.	88,706	404,284
Greaves Cotton, Ltd.	95,036	239,487
Greenpanel Industries, Ltd.	42,279	326,654
Greenply Industries, Ltd.	62,049	180,067
Grindwell Norton, Ltd.	22,012	522,870
Gujarat Ambuja Exports, Ltd.	74,371	255,379
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	48,292	538,175
Gujarat Pipavav Port, Ltd.	52,236	52,667
Gujarat State Fertilizers & Chemicals, Ltd.	208,261	445,380
Hathway Cable & Datacom, Ltd. (a)	488,003	111,093
HealthCare Global Enterprises, Ltd. (a)	46,795	166,677
HEG, Ltd.	9,358	169,938
HeidelbergCement India, Ltd.	57,846	144,739
Hemisphere Properties India, Ltd. (a)	75,733	114,287
Heranba Industries, Ltd.	9,571	76,391
Heritage Foods, Ltd.	21,229	89,721
Hester Biosciences, Ltd.	4,218	151,044
See accompanying notes to financial statements.
113

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
HFCL, Ltd.	516,881	$ 536,833
HG Infra Engineering, Ltd.	13,377	98,498
Hikal, Ltd.	26,044	138,271
HIL, Ltd.	2,870	150,520
Himadri Speciality Chemical, Ltd.	169,788	166,483
Himatsingka Seide, Ltd.	30,078	59,739
Hinduja Global Solutions, Ltd.	9,788	132,233
Hindustan Construction Co., Ltd. (a)	840,308	174,105
Hindustan Copper, Ltd.	233,646	350,739
Hindustan Foods, Ltd. (a)	2,904	70,060
Hindustan Oil Exploration Co., Ltd. (a)	77,677	225,420
Hitachi Energy India, Ltd.	8,396	390,161
Hle Glascoat, Ltd.	2,619	188,226
Home First Finance Co. India, Ltd. (a)(c)	23,048	234,039
Housing & Urban Development Corp., Ltd.	295,020	127,508
IDFC, Ltd. (a)	1,012,080	824,757
IFB Industries, Ltd. (a)	10,116	138,934
IFCI, Ltd. (a)	655,316	95,995
IIFL Finance, Ltd.	86,480	325,948
IIFL Securities, Ltd.	84,001	98,163
IIFL Wealth Management, Ltd.	14,055	309,553
India Cements, Ltd.	259,708	718,031
India Glycols, Ltd.	10,494	139,902
Indiabulls Housing Finance, Ltd.	251,320	523,369
Indiabulls Real Estate, Ltd. (a)	250,064	334,629
Indian Energy Exchange, Ltd. (c)	289,228	857,665
Indigo Paints, Ltd. (a)	7,386	156,527
Indo Count Industries, Ltd.	61,378	128,750
Indoco Remedies, Ltd.	30,348	151,009
Infibeam Avenues, Ltd.	1,215,974	310,513
Ingersoll Rand India, Ltd.	8,335	175,736
Inox Leisure, Ltd. (a)	71,062	496,848
Inox Wind, Ltd. (a)	69,942	102,271
Intellect Design Arena, Ltd. (a)	59,871	747,252
ION Exchange India, Ltd.	4,177	90,599
IRB Infrastructure Developers, Ltd. (a)	67,214	222,864
IRCON International, Ltd. (c)	360,162	189,171
ISGEC Heavy Engineering Ltd.	5,960	40,373
ITD Cementation India, Ltd.	119,981	99,912
J Kumar Infraprojects, Ltd.	59,590	131,251
Jain Irrigation Systems, Ltd. (a)	328,496	177,091
Jaiprakash Associates, Ltd. (a)	1,217,301	133,337
See accompanying notes to financial statements.
114

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Jaiprakash Power Ventures, Ltd. (a)	2,757,634	$ 247,468
Jammu & Kashmir Bank, Ltd. (a)	240,108	102,349
Jamna Auto Industries, Ltd.	181,161	237,882
JB Chemicals & Pharmaceuticals, Ltd.	27,232	565,987
Jindal Poly Films, Ltd.	7,895	115,823
Jindal Saw, Ltd.	126,571	150,499
Jindal Stainless, Ltd. (a)	97,011	259,315
JK Lakshmi Cement, Ltd.	42,066	263,610
JK Paper, Ltd.	59,536	238,812
JK Tyre & Industries, Ltd.	83,057	128,627
JM Financial, Ltd.	244,645	218,251
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	7,133	166,688
Jubilant Ingrevia, Ltd.	54,608	324,189
Jubilant Pharmova, Ltd.	71,398	365,729
Just Dial, Ltd. (a)	17,802	167,131
Jyothy Labs, Ltd.	103,883	202,145
Kalpataru Power Transmission, Ltd.	60,444	292,548
Kalyan Jewellers India, Ltd. (a)	185,388	143,735
Karur Vysya Bank, Ltd.	1	1
KCP Ltd	54,716	83,654
KEC International, Ltd.	105,013	525,169
KEI Industries, Ltd.	39,729	661,145
Kiri Industries, Ltd. (a)	23,924	154,579
KNR Constructions, Ltd.	96,892	363,337
KPIT Technologies, Ltd.	109,714	870,255
KPR Mill, Ltd.	58,268	478,717
KRBL, Ltd.	14,668	39,024
Krishna Institute of Medical Sciences, Ltd. (a)(c)	2,512	45,854
KSB, Ltd.	8,131	141,583
LA Opala RG, Ltd.	44,802	205,223
Lakshmi Machine Works, Ltd.	3,535	448,699
Laxmi Organic Industries, Ltd.	32,540	171,514
Lemon Tree Hotels, Ltd. (a)(c)	243,207	203,488
LG Balakrishnan & Bros, Ltd.	21,268	150,778
LT Foods, Ltd.	139,198	143,469
LUX Industries, Ltd.	5,277	152,579
Mahanagar Gas, Ltd.	38,014	390,826
Maharashtra Scooters, Ltd.	3,558	172,728
Mahindra CIE Automotive, Ltd. (a)	84,488	191,610
Mahindra Holidays & Resorts India, Ltd. (a)	71,779	217,303
Mahindra Lifespace Developers, Ltd. (a)	61,518	320,843
Mahindra Logistics, Ltd. (c)	24,135	160,720
See accompanying notes to financial statements.
115

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Maithan Alloys, Ltd.	7,559	$ 132,441
Manali Petrochemicals, Ltd.	79,934	114,297
Manappuram Finance, Ltd.	508,003	761,250
Mangalam Cement, Ltd.	15,799	80,814
Mangalore Refinery & Petrochemicals, Ltd. (a)	256,903	141,038
Marksans Pharma, Ltd.	198,872	119,415
MAS Financial Services, Ltd. (c)	11,640	82,359
Mastek, Ltd.	9,874	432,853
Matrimony.com, Ltd. (c)	13,244	117,234
Mazagon Dock Shipbuilders, Ltd.	55,472	175,475
Metropolis Healthcare, Ltd. (c)	18,293	491,455
Minda Corp., Ltd.	106,169	289,749
Mishra Dhatu Nigam, Ltd. (c)	55,782	121,944
MMTC, Ltd. (a)	158,820	92,431
MOIL, Ltd.	65,555	159,486
Morepen Laboratories, Ltd. (a)	224,184	108,135
Motherson Sumi Wiring India, Ltd. (a)	863,956	734,833
Motilal Oswal Financial Services, Ltd.	21,379	245,446
Mrs Bectors Food Specialities, Ltd.	24,243	89,693
MTAR Technologies, Ltd.	9,541	220,819
Multi Commodity Exchange of India, Ltd.	23,499	438,953
Narayana Hrudayalaya, Ltd. (a)	54,013	531,291
National Fertilizers, Ltd. (a)	135,015	94,524
Nava Bharat Ventures, Ltd.	92,074	171,207
Navneet Education, Ltd.	93,205	109,964
Nazara Technologies, Ltd. (a)	7,498	162,111
NBCC India, Ltd.	185,611	88,917
NCC, Ltd.	171,848	132,784
Neogen Chemicals, Ltd.	6,914	159,166
NESCO, Ltd.	23,930	174,481
Network18 Media & Investments, Ltd. (a)	235,888	265,072
Neuland Laboratories, Ltd.	5,576	75,731
NIIT, Ltd.	65,690	538,957
Nilkamal, Ltd.	2,818	75,431
NLC India, Ltd.	229,457	189,410
NOCIL, Ltd.	82,770	271,877
Nuvoco Vistas Corp., Ltd. (a)	31,527	164,323
Olectra Greentech, Ltd. (a)	26,516	234,296
Orient Cement, Ltd.	86,464	162,373
Orient Electric, Ltd.	92,610	392,622
Orissa Minerals Development Co. Ltd (a)	3,017	113,452
Paisalo Digital, Ltd.	14,728	153,888
See accompanying notes to financial statements.
116

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PCBL, Ltd.	60,036	$ 181,197
Phoenix Mills, Ltd.	71,077	1,031,754
PNB Housing Finance, Ltd. (a)(c)	26,410	131,344
PNC Infratech, Ltd.	84,132	287,731
Poly Medicure, Ltd.	39,606	496,284
Polyplex Corp., Ltd.	11,167	357,359
Poonawalla Fincorp, Ltd. (a)	147,684	529,830
Praj Industries, Ltd.	87,880	462,102
Prakash Industries, Ltd. (a)	138,154	138,564
Prestige Estates Projects, Ltd.	116,289	757,816
Prince Pipes & Fittings, Ltd.	19,722	165,077
Privi Speciality Chemicals, Ltd.	6,365	157,510
Procter & Gamble Health, Ltd.	6,023	318,132
PTC India, Ltd.	404,866	439,462
Punjab Chemicals & Crop Protection, Ltd.	4,943	95,197
PVR, Ltd. (a)	37,905	961,594
Quess Corp., Ltd. (c)	51,136	444,753
Radico Khaitan, Ltd.	54,780	641,925
Rail Vikas Nigam, Ltd.	488,066	210,620
Railtel Corp. of India, Ltd.	85,922	95,362
Rain Industries, Ltd.	76,659	196,263
Rallis India, Ltd.	84,492	265,435
Ramco Systems, Ltd. (a)	15,786	55,050
Ramkrishna Forgings, Ltd.	60,300	125,255
Rashtriya Chemicals & Fertilizers, Ltd.	128,878	152,136
Ratnamani Metals & Tubes, Ltd.	5,243	179,438
RattanIndia Infrastructure, Ltd. (a)	236,808	144,226
RattanIndia Power, Ltd. (a)	862,568	60,901
Raymond, Ltd. (a)	40,420	455,889
RBL Bank, Ltd. (a)(c)	331,295	569,246
Redington India, Ltd.	538,412	1,029,928
Reliance Infrastructure, Ltd. (a)	190,447	282,246
Reliance Power, Ltd. (a)	1,857,345	330,903
Religare Enterprises, Ltd. (a)	69,200	118,903
Restaurant Brands Asia, Ltd. (a)	137,449	182,751
RITES, Ltd.	70,688	244,878
Rossari Biotech, Ltd.	10,039	120,773
Route Mobile, Ltd.	16,423	334,268
RPSG Ventures, Ltd. (a)	13,814	106,702
Rupa & Co., Ltd.	17,749	102,629
Safari Industries India, Ltd. (a)	10,525	134,523
Saregama India, Ltd.	2,897	184,554
See accompanying notes to financial statements.
117

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sasken Technologies, Ltd.	8,008	$ 96,941
Schneider Electric Infrastructure, Ltd. (a)	64,490	100,895
Sequent Scientific, Ltd.	71,680	126,569
Sharda Cropchem, Ltd.	32,314	262,265
Sheela Foam, Ltd. (a)	4,834	221,672
Shilpa Medicare, Ltd.	29,294	153,941
Shipping Corp. of India, Ltd.	156,688	238,521
Shoppers Stop, Ltd. (a)	45,701	283,796
Shree Renuka Sugars, Ltd. (a)	440,832	207,108
Shriram City Union Finance, Ltd.	16,912	362,478
SIS, Ltd. (a)	31,671	202,732
SKF India, Ltd.	23,254	1,084,644
Sobha, Ltd.	32,167	300,445
Solara Active Pharma Sciences, Ltd.	12,499	109,872
Sonata Software, Ltd.	43,255	422,075
SpiceJet, Ltd. (a)	257,976	185,205
Star Cement, Ltd. (a)	144,407	170,754
Sterling and Wilson Renewable (a)	43,050	180,694
Sterlite Technologies, Ltd.	133,155	394,413
Stove Kraft, Ltd. (a)	10,825	87,707
Strides Pharma Science, Ltd.	64,040	292,923
Subex, Ltd.	389,378	165,206
Sudarshan Chemical Industries	28,516	196,046
Sun Pharma Advanced Research Co., Ltd. (a)	12,674	49,667
Sunteck Realty, Ltd.	49,486	285,226
Suprajit Engineering, Ltd.	62,966	284,355
Surya Roshni, Ltd.	14,329	78,183
Suryoday Small Finance Bank, Ltd. (a)	77,012	89,182
Suven Pharmaceuticals, Ltd.	69,303	565,628
Suzlon Energy, Ltd. (a)	3,360,405	405,776
Swan Energy, Ltd.	48,338	123,915
Symphony, Ltd.	18,259	264,554
Tamilnadu Petroproducts, Ltd.	64,088	96,544
Tanla Platforms, Ltd.	42,809	862,084
Tata Coffee, Ltd.	57,208	163,678
Tata Investment Corp., Ltd.	17,838	319,330
Tata Metaliks, Ltd.	7,640	77,781
Tata Teleservices Maharashtra, Ltd. (a)	360,983	794,139
TCI Express, Ltd.	9,857	221,953
TCNS Clothing Co., Ltd. (a)(c)	19,195	194,116
TeamLease Services, Ltd. (a)	7,875	450,925
Tejas Networks, Ltd. (a)(c)	36,946	208,073
See accompanying notes to financial statements.
118

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Thirumalai Chemicals, Ltd.	42,371	$ 148,739
Thyrocare Technologies, Ltd. (c)	13,215	135,211
Tide Water Oil Co. India, Ltd.	3,944	57,842
Time Technoplast, Ltd.	152,130	128,289
Timken India, Ltd.	20,198	570,715
Trident, Ltd.	1,835,939	1,292,608
Triveni Engineering & Industries, Ltd.	63,543	260,923
Triveni Turbine, Ltd.	93,766	250,146
TTK Prestige, Ltd.	34,270	373,906
TV18 Broadcast, Ltd. (a)	298,845	292,042
UCO Bank (a)	946,305	147,987
Uflex, Ltd.	38,167	306,419
Ujjivan Small Finance Bank, Ltd. (a)(c)	606,785	118,514
Usha Martin, Ltd. (a)	111,139	197,271
UTI Asset Management Co., Ltd.	28,877	379,031
VA Tech Wabag, Ltd. (a)	34,855	128,978
Vaibhav Global, Ltd.	37,431	184,722
Vakrangee, Ltd.	374,583	171,535
Valiant Organics, Ltd. (a)(c)	9,006	109,451
Vardhman Textiles, Ltd.	79,950	460,022
Varroc Engineering, Ltd. (a)(c)	45,174	206,122
Venky's India, Ltd.	4,694	132,717
V-Guard Industries, Ltd.	123,031	350,381
VIP Industries, Ltd.	54,469	535,992
V-Mart Retail, Ltd. (a)	7,530	394,144
VRL Logistics, Ltd.	24,244	158,150
VST Industries, Ltd.	1,616	65,369
VST Tillers Tractors, Ltd.	4,164	131,924
WABCO India, Ltd.	3,783	381,006
Welspun Corp., Ltd.	70,415	155,559
Welspun India, Ltd.	299,856	359,511
West Coast Paper Mills, Ltd.	51,305	226,311
Westlife Development, Ltd. (a)	60,729	384,170
Wockhardt, Ltd. (a)	39,590	137,723
Zensar Technologies, Ltd.	62,556	302,935
Zydus Wellness, Ltd.	17,442	345,537
		103,742,618
INDONESIA — 2.9%
Ace Hardware Indonesia Tbk PT	6,065,614	432,881
Adi Sarana Armada Tbk PT (a)	1,439,775	261,641
Astra Agro Lestari Tbk PT	455,722	398,211
Bank BTPN Syariah Tbk PT	3,033,424	696,975
See accompanying notes to financial statements.
119

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Bank Bukopin Tbk PT (a)	2,963,100	$ 50,752
Bank CIMB Niaga Tbk PT	3,376,600	262,135
Bank Danamon Indonesia Tbk PT	2,867,788	487,199
Bank Ina Perdana PT (a)	318,300	81,334
Bank Neo Commerce Tbk PT	1,913,000	297,023
Bank Pan Indonesia Tbk PT (a)	1,832,100	96,947
Bank Pembangunan Daerah Jawa Timur Tbk PT	6,256,800	344,151
Bank Tabungan Negara Persero Tbk PT	7,801,562	931,570
BFI Finance Indonesia Tbk PT	7,341,595	654,290
Bintang Oto Global Tbk PT (a)	3,246,463	308,541
Bukit Asam Tbk PT	6,020,310	1,379,065
Bumi Serpong Damai Tbk PT (a)	7,749,100	550,328
Ciputra Development Tbk PT	9,784,799	708,525
Digital Mediatama Maxima Tbk PT (a)	987,234	116,509
Erajaya Swasembada Tbk PT	5,908,000	238,582
Harum Energy Tbk PT	438,974	327,034
Indo Tambangraya Megah Tbk PT	545,736	1,084,822
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,678,465	190,220
Inti Agri Resources Tbk PT (a)(e)	258,200	—
Japfa Comfeed Indonesia Tbk PT	6,679,047	767,306
Jasa Marga Persero Tbk PT (a)	1,931,314	517,706
Kimia Farma Tbk PT	266,100	32,238
Link Net Tbk PT	1,383,335	413,195
M Cash Integrasi PT (a)	327,016	280,625
Matahari Department Store Tbk PT	521,100	224,948
Medco Energi Internasional Tbk PT (a)	5,707,292	220,543
Media Nusantara Citra Tbk PT	808,100	55,983
Medikaloka Hermina Tbk PT	3,196,053	261,470
Metro Healthcare Indonesia Tbk PT (a)	4,237,000	156,352
Metrodata Electronics Tbk PT	6,015,345	284,800
Mitra Adiperkasa Tbk PT (a)	9,313,400	570,638
Pabrik Kertas Tjiwi Kimia Tbk PT	1,405,985	687,697
Pacific Strategic Financial Tbk PT (a)	2,695,000	198,900
Pakuwon Jati Tbk PT (a)	7,865,500	265,058
Perusahaan Gas Negara Tbk PT (a)	14,425,977	1,411,210
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,330,823	131,113
Prodia Widyahusada Tbk PT	470,636	262,147
Rimo International Lestari Tbk PT (a)(e)	100,200	—
Saratoga Investama Sedaya Tbk PT	1,823,955	346,694
Siloam International Hospitals Tbk PT	95,300	53,249
Summarecon Agung Tbk PT (a)	9,605,415	514,964
Surya Citra Media Tbk PT (a)	28,292,035	575,197
See accompanying notes to financial statements.
120

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Timah Tbk PT (a)	3,748,312	$ 474,982
Trada Alam Minera Tbk PT (a)(e)	6,757,200	—
Tunas Baru Lampung Tbk PT	955,300	54,874
XL Axiata Tbk PT	5,073,232	936,053
		19,596,677
KUWAIT — 1.7%
A'ayan Leasing & Investment Co. KSCP (a)	223,100	122,639
Al Ahli Bank of Kuwait KSCP (a)	759,577	707,572
Al Mazaya Holding Co. KSCP (a)	615,849	155,077
ALAFCO Aviation Lease & Finance Co. KSCP (a)	317,554	226,824
Alimtiaz Investment Group KSC (a)	967,805	430,065
Arzan Financial Group for Financing & Investment KPSC (a)	219,759	115,739
Boubyan Petrochemicals Co. KSCP	271,743	894,480
Boursa Kuwait Securities Co. KPSC	70,789	631,462
Commercial Real Estate Co. KSC	1,011,810	402,992
First Investment Co. KSCP (a)	378,852	102,258
Gulf Cable & Electrical Industries Co. KSCP	125,166	600,286
Heavy Engineering & Ship Building Co. KSCP Class B	184,941	357,342
Humansoft Holding Co. KSC	67,213	714,387
Integrated Holding Co. KCSC (a)	181,464	237,731
Jazeera Airways Co. KSCP (a)	102,485	569,773
Kuwait Financial Centre SAK (a)	255,922	155,845
Kuwait International Bank KSCP (a)	663,966	550,755
Kuwait Investment Co. SAK (a)	120,868	116,173
Kuwait Projects Co. Holding KSCP	179,953	119,060
Kuwait Real Estate Co. KSC (a)	288,891	152,148
Mezzan Holding Co. KSCC	131,909	252,268
National Industries Group Holding SAK (a)	1,108,496	1,025,304
National Investments Co. KSCP	217,294	317,573
National Real Estate Co. KPSC (a)	616,297	468,613
Noor Financial Investment Co. KSC	172,882	187,222
Qurain Petrochemical Industries Co.	341,978	432,257
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	344,895	253,165
Warba Bank KSCP (a)	1,013,961	941,202
		11,240,212
MALAYSIA — 4.4%
Aemulus Holdings Bhd (a)	685,378	123,066
Aeon Co. M Bhd	168,800	63,429
AEON Credit Service M Bhd	14,300	51,422
Alliance Bank Malaysia Bhd	477,800	427,262
See accompanying notes to financial statements.
121

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Astro Malaysia Holdings Bhd	2,047,591	$ 535,668
Awanbiru Technology Bhd (a)	662,182	85,042
Axis Real Estate Investment Trust	626,556	277,161
Bahvest Resources Bhd (a)	415,700	41,029
Bank Islam Malaysia Bhd	688,618	483,126
Berjaya Corp. Bhd (a)	2,123,945	118,706
Berjaya Sports Toto Bhd	437,185	199,630
Bermaz Auto Bhd	419,700	178,670
British American Tobacco Malaysia Bhd	116,136	343,595
Bumi Armada Bhd (a)	624,900	60,933
Bursa Malaysia Bhd	622,647	1,046,938
Cahya Mata Sarawak Bhd	245,200	63,563
CAPITAL A Bhd (a)	1,072,400	187,458
Careplus Group Bhd	160,500	25,193
Carlsberg Brewery Malaysia Bhd Class B	112,600	581,645
Comfort Glove Bhd	155,800	28,531
CTOS Digital Bhd	470,600	176,835
D&O Green Technologies Bhd	487,124	521,329
Dagang NeXchange Bhd (a)	2,124,718	510,367
Datasonic Group Bhd	1,257,400	142,045
Dayang Enterprise Holdings Bhd	871,500	186,539
DRB-Hicom Bhd	279,800	97,819
Dufu Technology Corp. Bhd	307,677	212,204
Duopharma Biotech Bhd	740,806	262,513
Eco World Development Group Bhd	246,200	57,967
FGV Holdings Bhd	610,100	287,294
Frontken Corp. Bhd	951,315	685,531
Gamuda Bhd	1,660,719	1,366,571
GDEX Bhd	578,000	30,242
Genetec Technology Bhd (a)	344,688	206,579
Genting Plantations Bhd	155,947	317,105
GHL Systems Bhd (a)	85,900	31,053
Globetronics Technology Bhd	253,600	91,675
Heineken Malaysia Bhd	128,300	685,935
Hextar Global Bhd	746,552	282,304
Hiap Teck Venture Bhd	1,252,544	128,092
Hibiscus Petroleum Bhd	884,600	241,938
Hong Leong Capital Bhd	136,711	207,761
Hong Seng Consolidated Bhd (a)	1,147,487	712,276
IGB Real Estate Investment Trust	1,157,200	421,075
IJM Corp. Bhd	2,869,985	1,139,872
IOI Properties Group Bhd	1,062,400	247,613
See accompanying notes to financial statements.
122

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Iris Corp. Bhd (a)	1,684,000	$ 74,092
JAKS Resources Bhd (a)	3,320,687	260,616
JF Technology Bhd	549,441	137,205
JHM Consolidation Bhd (a)	504,702	159,642
Kelington Group Bhd	630,642	205,477
Kossan Rubber Industries Bhd	1,110,804	517,790
KPJ Healthcare Bhd	2,267,964	544,775
Leong Hup International Bhd	330,600	40,885
Lotte Chemical Titan Holding Bhd (c)	711,331	377,256
Magnum Bhd	724,290	313,504
Mah Sing Group Bhd	747,400	120,871
Malakoff Corp. Bhd	668,700	95,421
Malayan Flour Mills Bhd	881,919	131,090
Malaysia Building Society Bhd	456,307	65,113
Malaysian Resources Corp. Bhd	581,400	50,469
Mega First Corp. BHD	477,619	422,556
Mi Technovation Bhd	358,985	169,898
Muda Holdings Bhd	75,800	41,823
My EG Services Bhd	3,146,387	763,259
Padini Holdings Bhd	543,000	445,532
Pavilion Real Estate Investment Trust	1,041,600	326,990
Pentamaster Corp. Bhd	618,659	554,693
Pentamaster International, Ltd.	372,000	51,776
PIE Industrial Bhd	230,179	157,111
Revenue Group Bhd (a)	221,955	79,708
Rubberex Corp. M Bhd (a)	651,126	87,493
Scientex Bhd	801,064	773,487
Sime Darby Property Bhd	1,262,600	177,165
SKP Resources Bhd	923,915	309,821
SP Setia Bhd Group	1,441,009	431,814
Sunway Bhd	1,260,514	524,621
Sunway Real Estate Investment Trust	1,985,400	665,774
Supermax Corp. Bhd	1,264,093	354,749
Syarikat Takaful Malaysia Keluarga Bhd	270,114	233,192
Ta Ann Holdings Bhd	300,311	367,823
Taliworks Corp. Bhd	400,200	88,516
Thong Guan Industries Bhd	281,711	155,436
TIME dotCom Bhd	1,010,596	1,033,489
TSH Resources Bhd	998,372	398,898
Unisem M Bhd	431,682	322,369
United Plantations Bhd	38,300	136,631
UOA Development Bhd	434,100	181,703
See accompanying notes to financial statements.
123

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
UWC Bhd	362,327	$ 336,928
VS Industry Bhd	2,890,600	708,084
Widad Group Bhd (a)	2,460,941	213,626
Yinson Holdings Bhd	784,530	895,593
YTL Corp. Bhd	3,502,284	491,432
YTL Power International Bhd	1,118,893	175,627
		29,344,424
MEXICO — 1.8%
Alsea SAB de CV (a)	496,110	1,240,399
Betterware de Mexico SAB de CV	3,100	52,793
Bolsa Mexicana de Valores SAB de CV	553,102	1,166,557
Concentradora Fibra Danhos SA de CV REIT	389,975	462,291
Corp. Inmobiliaria Vesta SAB de CV (b)	661,697	1,262,208
Genomma Lab Internacional SAB de CV Class B	798,426	874,817
Gentera SAB de CV (a)	424,195	359,275
Grupo Comercial Chedraui SA de CV	40,541	104,005
Grupo Herdez SAB de CV	74,933	117,799
Grupo Traxion SAB de CV (a)(b)(c)	255,814	409,723
Macquarie Mexico Real Estate Management SA de CV REIT (c)	275,580	329,032
Nemak SAB de CV (a)(c)	1,362,509	366,214
PLA Administradora Industrial S de RL de CV REIT	617,858	867,827
Prologis Property Mexico SA de CV REIT	442,814	1,153,111
Qualitas Controladora SAB de CV (b)	213,876	1,222,532
Regional SAB de CV (b)	144,668	1,014,025
Unifin Financiera SAB de CV (a)(b)	44,679	54,152
Vista Oil & Gas SAB de CV ADR (a)	86,965	790,512
		11,847,272
MONACO — 0.1%
Costamare, Inc.	30,001	511,517
PAKISTAN — 0.7%
Bank Al Habib, Ltd.	571,985	211,948
Bank Alfalah, Ltd.	608,192	112,516
Cherat Cement Co., Ltd.	71,400	54,861
DG Khan Cement Co., Ltd.	403,355	167,304
Engro Corp., Ltd.	169,355	247,174
Engro Fertilizers, Ltd.	410,104	205,265
Fauji Fertilizer Co., Ltd.	499,551	309,839
Habib Bank, Ltd.	470,285	289,609
Hub Power Co. Ltd	645,048	251,827
Lucky Cement, Ltd. (a)	154,527	536,315
Maple Leaf Cement Factory, Ltd. (a)	672,511	132,228
See accompanying notes to financial statements.
124

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mari Petroleum Co., Ltd.	18,412	$ 177,695
MCB Bank, Ltd.	442,416	351,472
Meezan Bank, Ltd.	440,277	314,473
Millat Tractors, Ltd.	31,314	148,065
National Bank of Pakistan	575,000	97,814
Nishat Mills, Ltd.	146,000	68,226
Pakistan Oilfields, Ltd.	25,337	51,500
Pakistan Petroleum, Ltd.	234,872	93,257
Pakistan State Oil Co., Ltd.	59,760	54,324
Searle Co., Ltd.	108,466	73,350
SUI Northern Gas Pipeline	252,314	43,734
Systems, Ltd.	94,882	196,062
TRG Pakistan	286,500	121,647
United Bank, Ltd.	184,985	137,606
Unity Foods, Ltd. (a)	629,622	90,074
		4,538,185
PERU — 0.1%
Alicorp SAA	217,553	325,012
Ferreycorp SAA	291,171	198,294
Volcan Cia Minera SAA Class B (a)	1,961,244	459,295
		982,601
PHILIPPINES — 1.2%
AllHome Corp.	871,000	127,927
Alliance Global Group, Inc.	3,027,283	732,468
AREIT, Inc.	111,300	98,513
AyalaLand Logistics Holdings Corp. (a)	1,728,140	169,992
Bloomberry Resorts Corp. (a)	2,567,000	339,323
Century Pacific Food, Inc.	654,555	297,266
Cosco Capital, Inc.	117,600	11,227
D&L Industries, Inc.	3,881,952	599,416
DITO CME Holdings Corp. (a)	1,741,529	180,733
DMCI Holdings, Inc.	5,555,296	969,452
Filinvest Land, Inc.	3,022,000	63,074
First Gen Corp.	76,700	39,132
Integrated Micro-Electronics, Inc. (a)	43,300	6,778
LT Group, Inc.	3,484,768	599,371
Manila Water Co., Inc.	420,600	163,786
Megaworld Corp.	6,559,000	381,536
MREIT, Inc.	141,000	50,956
Petron Corp. (a)	735,000	46,874
Philcomsat Holdings Corp. (a)	36,115	29,139
See accompanying notes to financial statements.
125

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Philippine National Bank (a)	364,700	$ 135,322
Pilipinas Shell Petroleum Corp. (a)	251,900	88,307
RL Commercial REIT, Inc.	1,514,500	215,124
Robinsons Land Corp.	1,846,672	731,603
Security Bank Corp.	242,669	511,178
Semirara Mining & Power Corp.	1,524,915	904,723
SM Prime Holdings, Inc.	1	1
Wilcon Depot, Inc.	850,620	443,845
		7,937,066
POLAND — 1.7%
11 bit studios SA (a)	3,714	525,829
Alior Bank SA (a)	89,365	983,235
Amica SA	1,088	26,630
Asseco Poland SA	62,466	1,208,923
Bank Handlowy w Warszawie SA	28,449	436,915
Bank Millennium SA (a)	638,219	1,014,626
Benefit Systems SA (a)	764	110,917
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	24,773	21,413
Budimex SA	8,449	453,141
CCC SA (a)	34,290	489,593
Celon Pharma SA	4,583	29,144
Ciech SA	49,496	513,103
Datawalk SA (a)	1,925	86,382
Develia SA	315,452	250,560
Dom Development SA	1,423	33,874
Enea SA (a)	76,444	168,581
Famur SA (a)	149,278	104,062
Grupa Azoty SA (a)	9,046	92,864
Grupa Kety SA	5,019	729,861
Jastrzebska Spolka Weglowa SA (a)	34,294	640,248
KRUK SA	16,767	1,255,337
LiveChat Software SA	10,710	263,172
Mabion SA (a)	10,953	79,113
Mercator Medical SA (a)	1,902	32,871
Mo-BRUK SA	1,073	104,538
Neuca SA	250	49,793
PCF Group SA	3,189	45,303
PlayWay SA	4,462	341,563
Serinus Energy PLC (a)	317,589	71,257
Tauron Polska Energia SA (a)	1,070,769	740,526
TEN Square Games SA	2,070	97,459
Wirtualna Polska Holding SA	7,267	200,890
See accompanying notes to financial statements.
126

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
XTB SA (c)	60,593	$ 281,500
		11,483,223
QATAR — 0.7%
Aamal Co.	452,581	144,657
Al Meera Consumer Goods Co. QSC	131,056	694,911
Baladna	938,498	372,384
Gulf International Services QSC (a)	1,178,659	635,652
Gulf Warehousing Co.	184,604	214,676
Investment Holding Group (a)	357,332	227,248
Mazaya Real Estate Development QPSC	820,631	194,919
Medicare Group	115,435	224,927
Qatar First Bank (a)	631,331	255,185
Qatari Investors Group QSC	575,849	406,379
Salam International Investment, Ltd. QSC (a)	602,257	183,732
United Development Co. QSC	1,778,454	717,877
Vodafone Qatar QSC	1,339,091	586,490
		4,859,037
RUSSIA — 0.0%
Detsky Mir PJSC (c)(e)	414,207	—
Etalon Group PLC GDR (e)	205,302	—
Globaltrans Investment PLC GDR (e)	121,419	—
M.Video PJSC (e)	61,705	—
MOSENERGO PJSC (a)(e)	8,150,848	—
OGK-2 PJSC (e)	21,527,092	—
QIWI PLC ADR (b)(e)	30,735	—
		—
SAUDI ARABIA — 4.0%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	50,906	220,912
Al Alamiya for Cooperative Insurance Co. (a)	15,416	86,870
Al Babtain Power & Telecommunication Co. (a)	22,131	169,308
Al Hammadi Co. for Development & Investment	50,519	610,699
Al Hassan Ghazi Ibrahim Shaker Co. (a)	12,583	73,522
Al Jouf Agricultural Development Co. (a)	8,210	121,459
Al Jouf Cement Co. (a)	53,681	158,260
Al Khaleej Training & Education Co.	41,054	204,203
Al Moammar Information Systems Co.	5,261	211,758
Al Rajhi Co. for Co-operative Insurance (a)	14,115	319,436
Al Rajhi REIT	135,772	398,829
Al Yamamah Steel Industries Co.	7,446	84,255
AlAbdullatif Industrial Investment Co. (a)	15,974	103,896
See accompanying notes to financial statements.
127

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Alahli REIT Fund 1	80,252	$ 258,843
Alandalus Property Co.	22,001	105,563
Alaseel Co.	10,896	128,812
Aldrees Petroleum & Transport Services Co.	29,229	605,383
Al-Etihad Cooperative Insuarnce Co. (a)	27,270	150,470
Alkhabeer REIT	46,369	109,758
AlKhorayef Water & Power Technologies Co.	3,302	84,849
Alujain Holding	24,975	430,730
Amana Cooperative Insurance Co. (a)	7,138	56,130
Arab Sea Information Systems Co. (a)	2,510	137,025
Arabian Cement Co.	39,978	456,100
Arabian Pipes Co. (a)	4,603	69,201
Arabian Shield Cooperative Insurance Co. (a)	15,089	86,878
Arriyadh Development Co.	50,665	373,421
Aseer Trading Tourism & Manufacturing Co. (a)	40,927	207,281
Astra Industrial Group	24,938	310,105
Ataa Educational Co.	14,015	211,075
AXA Cooperative Insurance Co. (a)	10,052	100,748
Ayyan Investment Co. (a)	14,332	72,968
Baazeem Trading Co.	2,825	75,228
Basic Chemical Industries, Ltd. (a)	8,738	95,264
Batic Investments & Logistic Co. (a)	20,206	122,696
Bawan Co.	26,788	237,068
Buruj Cooperative Insurance Co. (a)	16,504	104,616
City Cement Co.	58,738	434,487
Dallah Healthcare Co.	26,735	722,625
Derayah REIT	108,620	370,608
Dur Hospitality Co. (a)	52,721	397,709
Eastern Province Cement Co.	38,191	499,848
Fawaz Abdulaziz Al Hokair & Co. (a)	62,313	247,491
Fitaihi Holding Group	8,171	87,667
Gulf General Cooperative Insurance Co. (a)	24,079	70,475
Hail Cement Co.	30,754	119,360
Halwani Brothers Co.	5,533	128,314
Herfy Food Services Co.	24,533	368,829
Jadwa REIT Saudi Fund	112,807	437,817
Jazan Energy & Development Co. (a)	36,557	188,656
L'Azurde Co. for Jewelry (a)	14,896	74,649
Leejam Sports Co. JSC	21,860	734,202
Maharah Human Resources Co.	10,174	215,603
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	20,218	91,618
Methanol Chemicals Co. (a)	20,607	246,910
See accompanying notes to financial statements.
128

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Middle East Healthcare Co. (a)	18,767	$ 162,332
Middle East Paper Co. (a)	10,083	155,888
Musharaka Real Estate Income Fund REIT	115,060	300,263
Najran Cement Co.	49,286	257,499
National Agriculture Development Co (a)	29,960	241,980
National Co. for Glass Industries	31,867	348,698
National Co. for Learning & Education	18,535	249,999
National Gas & Industrialization Co.	27,519	371,908
National Gypsum	7,222	81,624
National Medical Care Co.	21,258	470,889
Northern Region Cement Co.	47,918	185,720
Qassim Cement Co.	33,225	745,714
Raydan Food Co. (a)	15,349	73,973
Red Sea International Co. (a)	18,489	98,174
Riyad REIT Fund	157,069	451,341
Riyadh Cement Co.	36,211	347,487
Sadr Logistics Co.	2,340	43,725
Saudi Advanced Industries Co.	26,131	324,591
Saudi Airlines Catering Co. (a)	30,314	694,115
Saudi Arabia Refineries Co.	3,774	126,353
Saudi Arabian Amiantit Co. (a)	5,294	64,138
Saudi Automotive Services Co.	25,190	268,922
Saudi Ceramic Co.	24,991	351,733
Saudi Chemical Co. Holding	32,207	297,474
Saudi Co. For Hardware CJSC (a)	10,775	126,663
Saudi Fisheries Co. (a)	11,746	138,860
Saudi Ground Services Co. (a)	82,062	733,888
Saudi Industrial Services Co.	30,429	230,762
Saudi Paper Manufacturing Co. (a)	5,809	75,564
Saudi Pharmaceutical Industries & Medical Appliances Corp.	27,126	269,705
Saudi Printing & Packaging Co. (a)	14,965	80,978
Saudi Public Transport Co. (a)	49,776	298,006
Saudi Re for Cooperative Reinsurance Co. (a)	21,938	100,465
Saudi Real Estate Co. (a)	51,721	291,728
Saudi Steel Pipe Co. (a)	11,784	79,314
Saudi Vitrified Clay Pipe Co., Ltd.	7,438	138,787
Saudia Dairy & Foodstuff Co.	13,235	608,214
Sedco Capital REIT Fund	62,052	179,631
Seera Group Holding (a)	115,325	648,021
Tabuk Agriculture (a)	9,120	65,273
Tabuk Cement Co. (a)	34,147	165,296
Takween Advanced Industries Co. (a)	17,188	76,238
See accompanying notes to financial statements.
129

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Theeb Rent A Car Co.	5,483	$ 96,462
Tihama Advertising & Public Relations Co. (a)	2,020	73,014
Umm Al-Qura Cement Co.	29,023	211,203
United Co-operative Assurance Co. (a)	13,411	120,472
United International Transportation Co.	18,426	253,932
United Wire Factories Co.	10,519	80,333
Wafrah for Industry and Development (a)	2,326	80,726
Walaa Cooperative Insurance Co. (a)	23,644	106,009
Wataniya Insurance Co. (a)	7,084	63,825
Yamama Cement Co. (a)	83,352	719,873
Yanbu Cement Co.	61,814	695,335
Zamil Industrial Investment Co. (a)	23,550	161,645
		26,475,249
SINGAPORE — 0.2%
Geo Energy Resources, Ltd.	638,200	221,638
Grindrod Shipping Holdings, Ltd. (b)	12,319	313,395
Guan Chong Bhd	361,010	227,523
Japfa, Ltd. (b)	950,600	488,172
Riverstone Holdings, Ltd.	221,300	161,885
		1,412,613
SOUTH AFRICA — 5.4%
Adcock Ingram Holdings, Ltd. (b)	35,980	128,900
Advtech, Ltd.	524,449	642,798
AECI, Ltd.	34,009	271,094
Afrimat, Ltd.	79,632	378,746
ArcelorMittal South Africa, Ltd. (a)	255,339	170,372
Astral Foods, Ltd.	7,168	74,478
AVI, Ltd.	353,099	1,742,237
Barloworld, Ltd.	212,784	1,696,447
Cashbuild, Ltd. (b)	14,189	267,409
Coronation Fund Managers, Ltd.	71,828	227,834
DataTec, Ltd.	45,815	127,514
Dis-Chem Pharmacies, Ltd. (c)	540,802	1,410,804
DRDGOLD, Ltd.	518,558	489,725
Equites Property Fund, Ltd. REIT	570,021	894,870
Fortress REIT, Ltd. Class A,	954,648	812,717
Fortress REIT, Ltd. Class B, (a)	1,212,039	308,557
Grindrod, Ltd.	1	—
Hudaco Industries, Ltd.	20,741	211,505
Hyprop Investments, Ltd. REIT (b)	129,807	310,915
Investec Property Fund, Ltd. REIT	110,465	90,715
See accompanying notes to financial statements.
130

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Italtile, Ltd. (b)	342,475	$ 390,697
JSE, Ltd.	19,651	150,282
KAP Industrial Holdings, Ltd.	1,162,754	388,314
Libstar Holdings, Ltd. (b)	400,285	178,057
Long4Life, Ltd.	623,055	255,831
Metair Investments, Ltd.	177,987	365,414
MiX Telematics, Ltd. ADR	9,674	108,446
Motus Holdings, Ltd.	167,230	1,227,631
Mpact, Ltd.	25,844	58,365
Murray & Roberts Holdings, Ltd. (a)	302,127	260,723
Nampak, Ltd. (a)	210,714	49,173
Net 1 UEPS Technologies, Inc. (a)(b)	14,100	82,767
Netcare, Ltd.	1,547,864	1,705,431
Ninety One, Ltd.	169,113	567,201
Oceana Group, Ltd. (b)	35,389	138,044
Omnia Holdings, Ltd.	127,590	656,614
Pick n Pay Stores, Ltd.	415,694	1,529,356
PPC, Ltd. (a)	763,124	221,952
PSG Group, Ltd. (a)	88,153	577,994
PSG Konsult, Ltd. (b)	265,575	238,086
Raubex Group, Ltd.	203,380	549,074
Redefine Properties, Ltd. REIT	5,076,893	1,605,149
Resilient REIT, Ltd.	383,242	1,599,060
Reunert, Ltd.	39,050	120,203
Royal Bafokeng Platinum, Ltd. (b)	195,200	2,157,386
Santam, Ltd. (b)	31,412	621,254
Sappi, Ltd. (a)(b)	548,570	2,136,091
Steinhoff International Holdings NV (a)(b)	3,536,797	803,570
Stor-Age Property REIT, Ltd.	161,090	162,936
Sun International, Ltd. (a)(b)	96,367	197,647
Super Group, Ltd.	433,998	873,194
Telkom SA SOC, Ltd. (a)(b)	345,645	1,052,133
Thungela Resources, Ltd. (a)(b)	130,360	1,640,506
Transaction Capital, Ltd.	396,728	1,342,563
Truworths International, Ltd.	425,902	1,700,693
Tsogo Sun Gaming, Ltd. (a)	125,340	103,274
Vukile Property Fund, Ltd. REIT	271,719	261,445
Wilson Bayly Holmes-Ovcon, Ltd.	23,296	129,039
		36,463,232
SPAIN — 0.0% (d)
AmRest Holdings SE (a)	57,883	280,578
See accompanying notes to financial statements.
131

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TAIWAN — 29.3%
91APP, Inc. (a)	26,000	$ 146,101
Abico Avy Co., Ltd.	81,000	67,284
Ability Opto-Electronics Technology Co., Ltd. (a)(b)	56,070	133,269
Abnova Corp.	30,000	47,799
AcBel Polytech, Inc. (b)	740,000	916,880
ACES Electronic Co., Ltd.	62,238	101,335
Actron Technology Corp.	34,877	287,888
ADATA Technology Co., Ltd. (b)	239,652	706,790
Addcn Technology Co., Ltd.	19,090	150,580
Adimmune Corp.	214,362	299,268
Adlink Technology, Inc.	22,000	45,303
Advanced Ceramic X Corp. (b)	51,642	488,455
Advanced International Multitech Co., Ltd.	78,805	216,462
Advanced Optoelectronic Technology, Inc. (a)	109,946	92,097
Advanced Power Electronics Corp. (b)	27,793	107,674
Advanced Wireless Semiconductor Co. (b)	85,426	299,646
Advancetek Enterprise Co., Ltd.	200,042	164,075
AGV Products Corp. (a)	1,624,414	651,999
Alchip Technologies, Ltd.	52,000	1,996,405
Alcor Micro Corp.	51,466	110,112
ALI Corp. (a)(b)	135,943	161,083
All Ring Tech Co., Ltd. (b)	36,802	172,119
Allied Circuit Co., Ltd. (b)	23,750	164,542
Allied Supreme Corp.	6,000	52,144
Allis Electric Co., Ltd.	147,906	143,510
Alltop Technology Co., Ltd.	16,607	113,316
Alpha Networks, Inc. (b)	456,285	498,463
Altek Corp. (b)	213,516	319,326
Amazing Microelectronic Corp. (b)	40,545	254,720
Ambassador Hotel (a)	44,000	51,292
AMPACS Corp.	61,412	142,108
AmTRAN Technology Co., Ltd. (b)	849,088	496,387
Amulaire Thermal Technology, Inc.	50,201	79,722
Andes Technology Corp.	21,089	298,101
Anpec Electronics Corp.	32,582	291,687
AP Memory Technology Corp.	85,324	938,068
APCB, Inc.	170,684	121,826
Apex Biotechnology Corp.	64,000	58,412
Apex International Co., Ltd.	95,366	352,819
Applied BioCode Corp. (a)	36,000	45,861
Arcadyan Technology Corp. (b)	192,318	815,547
See accompanying notes to financial statements.
132

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ardentec Corp.	235,083	$ 411,066
Argosy Research, Inc.	37,368	140,856
Asia Optical Co., Inc. (b)	202,540	558,458
Asia Pacific Telecom Co., Ltd. (a)	1,447,995	338,606
Asia Polymer Corp. (b)	875,020	1,151,362
Asia Vital Components Co., Ltd.	156,527	636,455
ASIX Electronics Corp.	20,703	155,355
ASROCK, Inc.	30,801	231,130
Aten International Co., Ltd.	179,000	512,294
Auden Techno Corp. (b)	23,861	149,904
AURAS Technology Co., Ltd. (b)	48,227	345,062
Avermedia Technologies	40,000	38,811
Bafang Yunji International Co., Ltd.	33,661	155,667
Bank of Kaohsiung Co., Ltd.	1,214	627
Baotek Industrial Materials, Ltd. (a)(b)	90,100	100,473
Basso Industry Corp.	110,800	165,321
BenQ Materials Corp. (b)	104,822	133,536
BES Engineering Corp.	2,485,356	871,781
Biostar Microtech International Corp. (b)	131,251	99,407
Bioteque Corp.	26,729	101,220
Bizlink Holding, Inc.	75,764	784,044
Bora Pharmaceuticals Co., Ltd.	23,553	145,503
Brave C&H Supply Co., Ltd.	14,000	41,582
Brighton-Best International Taiwan, Inc.	265,227	355,469
Brogent Technologies, Inc. (a)	35,136	145,319
Browave Corp.	71,337	119,138
C Sun Manufacturing, Ltd.	68,187	117,685
Calin Technology Co., Ltd. (a)(b)	62,317	117,232
Capital Securities Corp.	2,126,771	1,221,066
Career Technology MFG. Co., Ltd. (a)	279,943	227,167
Cashbox Partyworld Co., Ltd.	35,069	107,466
Caswell, Inc.	45,166	144,870
Cathay Real Estate Development Co., Ltd.	722,332	476,487
Center Laboratories, Inc. (b)	309,919	677,135
Central Reinsurance Co., Ltd.	103,126	113,559
Century Iron & Steel Industrial Co., Ltd. (b)	84,000	325,428
Chang Wah Electromaterials, Inc.	614,190	797,441
Chang Wah Technology Co., Ltd.	50,000	174,511
Channel Well Technology Co., Ltd.	112,937	148,998
Charoen Pokphand Enterprise	174,675	495,649
Cheng Loong Corp. (b)	866,128	1,058,042
Cheng Mei Materials Technology Corp. (a)(b)	378,856	158,014
See accompanying notes to financial statements.
133

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cheng Uei Precision Industry Co., Ltd. (b)	328,915	$ 434,512
Chia Chang Co., Ltd.	82,000	137,089
Chia Hsin Cement Corp.	419,867	307,007
Chicony Power Technology Co., Ltd.	40,000	115,596
Chief Telecom, Inc.	7,000	67,187
Chieftek Precision Co., Ltd.	52,061	151,723
China Bills Finance Corp.	795,394	491,370
China Chemical & Pharmaceutical Co., Ltd.	640,000	495,890
China Electric Manufacturing Corp. (b)	64,000	42,776
China General Plastics Corp. (b)	190,557	232,780
China Man-Made Fiber Corp. (b)	1,817,828	589,415
China Metal Products	172,727	206,779
China Motor Corp. (b)	218,000	461,086
China Petrochemical Development Corp. (a)(b)	2,092,225	887,232
China Steel Chemical Corp.	144,000	585,519
China Steel Structure Co., Ltd. (b)	71,808	144,360
Chinese Maritime Transport, Ltd.	50,832	91,014
Chin-Poon Industrial Co., Ltd.	193,000	223,976
Chipbond Technology Corp. (b)	519,000	1,251,694
ChipMOS Techinologies, Inc. (b)	284,875	511,058
CHO Pharma, Inc. (a)	68,092	537,102
Chong Hong Construction Co., Ltd.	252,275	644,522
Chun YU Works & Co., Ltd.	112,738	119,225
Chun Yuan Steel Industry Co., Ltd. (b)	289,034	245,136
Chung Hwa Pulp Corp. (a)(b)	316,488	247,433
Chung Lien Co., Ltd.	17,000	47,170
Chung-Hsin Electric & Machinery Manufacturing Corp.	232,461	443,803
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	34,723	64,110
Chunghwa Precision Test Tech Co., Ltd.	11,000	231,506
Cleanaway Co., Ltd.	29,000	201,421
Clevo Co.	320,212	359,870
CMC Magnetics Corp. (a)(b)	1,158,263	416,387
Compeq Manufacturing Co., Ltd.	701,193	1,182,054
Concord Securities Co., Ltd.	280,594	147,390
Concraft Holding Co., Ltd.	42,000	38,626
Continental Holdings Corp.	411,233	378,917
Coremax Corp. (b)	43,516	247,565
Coretronic Corp.	384,652	943,791
Co-Tech Development Corp.	107,511	269,420
CSBC Corp. Taiwan (a)(b)	368,717	272,180
CTCI Corp. (b)	465,000	752,238
Cub Elecparts, Inc.	20,001	110,296
See accompanying notes to financial statements.
134

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CyberTAN Technology, Inc. (b)	192,000	$ 184,619
Cypress Technology Co., Ltd.	49,523	109,930
DA CIN Construction Co., Ltd.	99,682	121,943
Dadi Early-Childhood Education Group, Ltd.	8,000	33,646
Da-Li Development Co., Ltd. (a)	107,246	117,908
Darfon Electronics Corp.	132,000	228,972
Darwin Precisions Corp. (a)(b)	392,576	165,791
Delpha Construction Co., Ltd. (a)	95,000	48,741
Dimerco Express Corp.	71,633	262,516
D-Link Corp.	722,390	424,839
Dynamic Electronics Co., Ltd.	148,189	128,786
Dynapack International Technology Corp. (b)	167,000	649,896
E&R Engineering Corp.	41,393	111,965
Eastern Media International Corp. (b)	128,350	139,767
eCloudvalley Digital Technology Co., Ltd.	17,434	183,154
Egis Technology, Inc. (b)	49,000	191,543
EirGenix, Inc. (a)	135,977	436,148
Elan Microelectronics Corp. (b)	267,029	1,603,022
E-Lead Electronic Co., Ltd. (a)	85,145	317,977
Elite Advanced Laser Corp.	92,600	159,496
Elite Semiconductor Microelectronics Technology, Inc. (b)	258,674	1,453,554
Elitegroup Computer Systems Co., Ltd. (b)	261,147	182,748
Energenesis Biomedical Co., Ltd. (a)	15,223	22,847
Ennoconn Corp.	21,311	150,248
Episil Technologies, Inc. (a)(b)	148,711	690,315
Episil-Precision, Inc.	40,000	164,040
Eternal Materials Co., Ltd. (b)	884,805	1,122,547
Etron Technology, Inc. (a)(b)	159,671	448,616
Ever Fortune AI Co., Ltd. (a)	26,046	103,633
Ever Supreme Bio Technology Co., Ltd. (a)	20,755	153,572
Everest Textile Co., Ltd. (a)	405,658	121,337
Evergreen International Storage & Transport Corp. (b)	358,214	461,340
EVERGREEN Steel Corp.	105,445	227,072
Everlight Chemical Industrial Corp. (b)	541,304	491,210
Everlight Electronics Co., Ltd.	423,000	720,465
Everspring Industry Co., Ltd. (a)(b)	124,124	87,510
Excelliance Mos Corp.	8,000	53,331
Excelsior Medical Co., Ltd. (b)	151,432	349,887
Far Eastern Department Stores, Ltd.	715,490	529,410
Far Eastern International Bank	3,242,893	1,380,845
Faraday Technology Corp. (b)	268,385	2,861,687
Farglory F T Z Investment Holding Co., Ltd.	78,221	156,161
See accompanying notes to financial statements.
135

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Farglory Land Development Co., Ltd.	226,464	$ 540,640
Federal Corp. (b)	239,806	227,239
Feng Hsin Steel Co., Ltd.	354,270	1,193,203
Firich Enterprises Co., Ltd. (a)(b)	118,291	124,065
First Copper Technology Co., Ltd.	83,756	130,524
First Steamship Co., Ltd. (a)(b)	333,000	134,239
FIT Holding Co., Ltd.	145,533	156,192
FIT Hon Teng, Ltd. (a)(b)(c)	1,054,987	157,614
Fitipower Integrated Technology, Inc.	76,151	546,185
Fittech Co., Ltd.	37,117	251,968
FLEXium Interconnect, Inc. (a)	253,099	896,621
FocalTech Systems Co., Ltd. (b)	137,405	700,177
Forcecon Tech Co., Ltd.	53,433	161,316
Foresee Pharmaceuticals Co., Ltd. (a)	69,127	272,633
Formosa International Hotels Corp.	41,562	249,504
Formosa Laboratories, Inc. (a)	55,724	110,470
Formosa Taffeta Co., Ltd. (b)	665,000	654,521
Formosan Rubber Group, Inc.	345,610	271,407
Formosan Union Chemical	170,409	164,750
Fortune Electric Co., Ltd. (b)	128,330	184,087
Fositek Corp.	28,552	318,390
Foxsemicon Integrated Technology, Inc. (b)	61,050	498,602
Froch Enterprise Co., Ltd. (b)	105,799	121,856
Fulgent Sun International Holding Co., Ltd.	98,082	422,775
Fulltech Fiber Glass Corp. (a)	221,814	118,062
Fusheng Precision Co., Ltd.	77,364	548,135
Fwusow Industry Co., Ltd.	150,805	105,005
G Shank Enterprise Co., Ltd.	72,548	144,329
G Tech Optoelectronics Corp. (a)	107,173	102,679
Gallant Precision Machining Co., Ltd.	78,375	87,945
GEM Services Inc/Tw	25,879	82,014
Gemtek Technology Corp. (b)	433,234	498,987
General Interface Solution Holding, Ltd.	154,416	516,849
GeneReach Biotechnology Corp.	16,000	55,508
Genesys Logic, Inc. (b)	50,553	532,852
Genius Electronic Optical Co., Ltd.	70,972	1,128,309
Getac Holdings Corp.	241,000	418,468
Gigabyte Technology Co., Ltd. (b)	440,000	1,996,405
Gigasolar Materials Corp.	24,675	159,324
Gigastorage Corp. (a)	136,446	122,152
Ginko International Co., Ltd.	23,000	223,165
Global Brands Manufacture, Ltd. (a)	144,608	172,107
See accompanying notes to financial statements.
136

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Global Lighting Technologies, Inc.	30,000	$ 70,677
Global Mixed Mode Technology, Inc.	36,860	306,186
Global PMX Co., Ltd.	53,412	278,697
Global Unichip Corp.	79,669	1,404,214
Gloria Material Technology Corp. (b)	253,909	224,208
Gold Circuit Electronics, Ltd.	236,904	702,820
Golden Biotechnology Corp. (a)	86,711	484,225
Goldsun Building Materials Co., Ltd.	1,216,044	1,262,667
Gongwin Biopharm Holdings Co., Ltd. (a)	39,130	340,748
Gourmet Master Co., Ltd.	39,000	127,407
Grand Pacific Petrochemical (b)	826,000	787,037
Grand Plastic Technology Corp.	11,181	130,145
Grape King Bio, Ltd.	87,000	444,846
Great Wall Enterprise Co., Ltd.	554,623	1,047,244
Greatek Electronics, Inc.	159,474	412,997
Gudeng Precision Industrial Co., Ltd.	38,175	315,777
Hai Kwang Enterprise Corp. (b)	71,529	85,006
Hannstar Board Corp.	208,674	308,078
HannStar Display Corp. (b)	2,017,599	1,087,968
HannsTouch Solution, Inc.	247,987	118,577
Harvatek Corp. (b)	97,969	83,090
Hey Song Corp.	79,000	97,883
Hiwin Mikrosystem Corp.	46,000	170,986
Hiyes International Co., Ltd.	29,688	104,654
Ho Tung Chemical Corp.	1,254,351	457,497
Holtek Semiconductor, Inc.	91,648	382,247
Holy Stone Enterprise Co., Ltd.	99,000	414,638
Hong TAI Electric Industrial	133,559	149,867
Hong YI Fiber Industry Co. (b)	117,985	101,301
Horizon Securities Co., Ltd.	144,757	80,585
Hota Industrial Manufacturing Co., Ltd. (b)	88,106	250,620
Hotai Finance Co., Ltd.	63,261	261,642
Hsin Kuang Steel Co., Ltd. (b)	148,000	350,223
Hsin Yung Chien Co., Ltd.	26,547	119,525
HTC Corp. (a)(b)	472,515	976,315
Hu Lane Associate, Inc.	48,527	209,172
HUA ENG Wire & Cable Co., Ltd.	246,429	194,381
Huaku Development Co., Ltd.	155,260	488,786
Huang Hsiang Construction Corp.	144,000	274,918
Hung Ching Development & Construction Co., Ltd.	120,644	126,322
Ibase Technology, Inc.	341,817	563,104
IBF Financial Holdings Co., Ltd.	2,314,489	1,353,077
See accompanying notes to financial statements.
137

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ichia Technologies, Inc.	186,709	$ 103,613
I-Chiun Precision Industry Co., Ltd. (a)(b)	102,429	168,025
Innodisk Corp.	43,205	324,209
Inpaq Technology Co., Ltd. (a)(b)	63,370	133,811
Insyde Software Corp.	37,099	143,079
Intai Technology Corp.	24,000	67,850
Integrated Service Technology, Inc.	56,083	104,135
International CSRC Investment Holdings Co. (b)	803,767	785,490
International Games System Co., Ltd.	38,000	1,015,933
Iron Force Industrial Co., Ltd.	14,000	33,031
ITE Technology, Inc.	258,992	1,012,411
ITEQ Corp. (b)	148,640	622,543
Jarllytec Co., Ltd.	30,000	77,064
Jentech Precision Industrial Co., Ltd.	44,339	634,487
Jess-Link Products Co., Ltd.	81,000	121,706
Jih Lin Technology Co., Ltd.	29,885	108,477
Jih Sun Financial Holdings Co., Ltd.	112,000	48,472
Jiin Yeeh Ding Enterprise Co., Ltd. (b)	71,810	89,852
JMicron Technology Corp. (a)	31,797	198,651
Johnson Health Tech Co., Ltd. (b)	91,121	173,328
K Laser Technology, Inc.	127,885	104,668
Kaimei Electronic Corp. (b)	67,438	196,537
KEE TAI Properties Co., Ltd. (b)	784,076	351,653
Kenda Rubber Industrial Co., Ltd. (b)	686,579	769,216
Kenmec Mechanical Engineering Co., Ltd. (a)(b)	158,313	143,938
Kerry TJ Logistics Co., Ltd. (b)	205,000	313,387
Keystone Microtech Corp.	15,586	153,132
Kindom Development Co., Ltd.	191,327	241,066
King Slide Works Co., Ltd.	56,000	854,126
King Yuan Electronics Co., Ltd.	962,656	1,439,709
King's Town Bank Co., Ltd.	748,000	1,052,105
Kinik Co.	75,869	336,295
Kinko Optical Co., Ltd. (a)(b)	140,338	146,943
Kinpo Electronics (b)	1,484,371	878,142
KMC Kuei Meng International, Inc.	43,220	283,593
KNH Enterprise Co., Ltd.	59,000	53,540
KS Terminals, Inc.	66,712	199,543
Kung Sing Engineering Corp.	322,724	93,377
Kuo Toong International Co., Ltd.	199,917	152,808
Kuo Yang Construction Co., Ltd. (b)	330,662	267,170
L&K Engineering Co., Ltd.	63,000	70,143
Land Mark Optoelectronics Corp.	43,526	278,765
See accompanying notes to financial statements.
138

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Leadtrend Technology Corp. (b)	22,033	$ 108,813
Lealea Enterprise Co., Ltd. (a)	176,000	68,492
Leatec Fine Ceramics Co., Ltd. (a)	99,389	88,977
LEE CHI Enterprises Co., Ltd. (b)	116,648	97,914
Lelon Electronics Corp.	45,818	104,105
Li Peng Enterprise Co., Ltd. (a)	547,985	177,297
Lian HWA Food Corp.	39,698	113,061
Lin BioScience, Inc. (a)	44,442	397,087
Lingsen Precision Industries, Ltd. (a)(b)	799,694	682,426
Lion Travel Service Co., Ltd. (a)	33,542	114,025
Liton Technology Corp.	52,551	79,785
Long Da Construction & Development Corp.	140,846	123,387
Longchen Paper & Packaging Co., Ltd. (b)	293,663	219,339
Longwell Co. (b)	203,000	371,262
Lotes Co., Ltd.	75,418	1,845,209
Lotus Pharmaceutical Co., Ltd. (b)	72,905	344,786
Lumax International Corp., Ltd.	147,322	384,611
Lumosa Therapeutics Co., Ltd. (a)	35,000	42,877
Lung Yen Life Service Corp.	31,000	47,931
M31 Technology Corp.	10,299	122,216
Macauto Industrial Co., Ltd.	43,114	110,601
Machvision, Inc.	6,915	52,373
Macroblock, Inc.	21,381	119,399
Makalot Industrial Co., Ltd. (b)	129,472	928,625
Marketech International Corp.	42,750	231,271
Materials Analysis Technology, Inc.	20,053	101,135
Mayer Steel Pipe Corp.	84,796	95,742
Mechema Chemicals International Corp.	37,803	199,231
Medigen Biotechnology Corp. (a)	88,000	160,634
Mercuries & Associates Holding, Ltd.	546,505	405,327
Mercuries Life Insurance Co., Ltd. (a)	793,895	232,753
Merry Electronics Co., Ltd.	92,640	276,450
Microbio Co., Ltd. (a)	258,674	551,628
Microelectronics Technology, Inc. (a)	105,145	253,216
MIN AIK Technology Co., Ltd. (a)	122,736	98,526
Mirle Automation Corp.	285,331	407,310
Mitac Holdings Corp. (b)	1,028,544	1,060,799
MOSA Industrial Corp.	108,800	135,756
Mosel Vitelic, Inc.	61,289	92,517
Motech Industries, Inc.	189,982	220,805
MPI Corp. (b)	44,095	156,979
MSSCORPS Co., Ltd.	8,158	50,540
See accompanying notes to financial statements.
139

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mycenax Biotech, Inc. (a)	108,106	$ 152,812
Nak Sealing Technologies Corp.	43,102	134,038
Namchow Holdings Co., Ltd.	64,215	109,149
Nan Kang Rubber Tire Co., Ltd. (b)	482,204	713,591
Nan Liu Enterprise Co., Ltd.	17,000	58,978
Nantex Industry Co., Ltd. (b)	252,504	577,248
Netronix, Inc.	58,228	105,272
Nichidenbo Corp.	86,000	164,487
Nidec Chaun-Choung Technology Corp.	34,000	148,334
Nuvoton Technology Corp. (b)	107,810	718,696
O-Bank Co., Ltd.	1,051,970	376,340
OBI Pharma, Inc. (a)	86,580	335,423
Optimax Technology Corp. (a)(b)	156,656	140,792
OptoTech Corp. (b)	263,900	472,508
Orient Semiconductor Electronics, Ltd. (a)(b)	357,704	280,280
Oriental Union Chemical Corp. (a)(b)	688,500	547,888
O-TA Precision Industry Co., Ltd.	34,105	169,028
Pan Jit International, Inc. (b)	214,000	761,845
Pan-International Industrial Corp.	485,539	680,397
Panion & BF Biotech, Inc.	56,785	213,056
PChome Online, Inc.	59,394	189,056
Pegavision Corp.	19,882	351,126
PharmaEngine, Inc.	20,000	62,545
Pharmally International Holding Co., Ltd. (a)(e)	38,461	—
Phihong Technology Co., Ltd. (a)(b)	174,099	284,377
Phoenix Silicon International Corp. (b)	62,242	127,953
Phytohealth Corp. (a)	399,493	283,047
Pixart Imaging, Inc.	105,060	515,189
Polaris Group/Tw (a)	234,853	983,626
Polytronics Technology Corp. (b)	35,266	128,009
Poya International Co., Ltd.	47,689	647,471
President Securities Corp. (b)	1,378,604	1,106,675
Primax Electronics, Ltd. (b)	393,000	714,633
Prince Housing & Development Corp.	1,454,996	667,790
Princeton Technology Corp. (a)(b)	92,988	116,026
Pro Hawk Corp.	8,000	50,259
Promate Electronic Co., Ltd. (b)	346,000	553,088
Prosperity Dielectrics Co., Ltd. (b)	68,000	131,721
Quanta Storage, Inc.	42,000	64,499
Quintain Steel Co., Ltd.	117,473	79,336
Radiant Opto-Electronics Corp.	369,331	1,334,163
Radium Life Tech Co., Ltd.	343,981	125,459
See accompanying notes to financial statements.
140

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Rafael Microelectronics, Inc.	8,000	$ 55,145
Raydium Semiconductor Corp.	33,349	593,616
RDC Semiconductor Co., Ltd. (a)(b)	38,737	507,678
Rexon Industrial Corp., Ltd. (b)	112,000	176,689
Rich Development Co., Ltd.	162,000	52,527
RichWave Technology Corp.	49,149	325,927
Ritek Corp. (a)	389,693	124,586
Roo Hsing Co., Ltd. (a)	34,000	7,286
Ruentex Engineering & Construction Co.	39,526	200,724
Sampo Corp.	675,221	761,204
Sanyang Motor Co., Ltd. (b)	789,945	794,039
Savior Lifetec Corp. (a)	76,500	48,594
SCI Pharmtech, Inc.	35,218	102,145
Scientech Corp.	40,639	126,662
SciVision Biotech, Inc.	11,000	16,298
SDI Corp. (b)	99,570	569,935
Sea Sonic Electronics Co., Ltd.	29,592	63,932
Senhwa Biosciences, Inc. (a)	46,000	125,871
Sensortek Technology Corp.	14,000	214,265
Sercomm Corp.	229,000	632,215
Sesoda Corp.	95,914	186,127
Sheng Yu Steel Co., Ltd.	66,906	79,512
ShenMao Technology, Inc. (b)	57,853	153,257
Shih Wei Navigation Co., Ltd. (a)(b)	89,876	136,297
Shihlin Paper Corp. (a)	139,558	295,175
Shin Foong Specialty & Applied Materials Co., Ltd.	36,188	164,827
Shin Zu Shing Co., Ltd.	123,464	358,091
Shinfox Energy Co., Ltd.	21,265	73,477
Shining Building Business Co., Ltd. (a)	251,127	96,414
Shinkong Insurance Co., Ltd.	357,841	685,670
Shinkong Synthetic Fibers Corp.	1,844,796	1,348,916
Shiny Chemical Industrial Co., Ltd.	44,614	348,796
Shun On Electronic Co., Ltd. (a)	58,030	77,774
Shuttle, Inc. (a)	87,000	42,511
Sigurd Microelectronics Corp. (b)	649,144	1,350,330
Silicon Integrated Systems Corp. (b)	803,793	676,105
Silicon Optronics, Inc.	12,000	42,511
Sinbon Electronics Co., Ltd. (b)	209,444	1,900,614
Sincere Navigation Corp. (b)	203,709	198,366
Sinmag Equipment Corp.	37,271	139,190
Sinon Corp.	739,662	871,284
Sinphar Pharmaceutical Co., Ltd. (a)	259,879	256,237
See accompanying notes to financial statements.
141

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sinyi Realty, Inc.	635,828	$ 819,987
Sirtec International Co., Ltd.	54,000	49,191
Sitronix Technology Corp. (b)	69,000	699,597
Softstar Entertainment, Inc.	45,504	150,878
Soft-World International Corp.	103,848	330,919
Solar Applied Materials Technology Corp. (b)	310,736	554,198
Sonix Technology Co., Ltd. (b)	67,123	210,847
Speed Tech Corp.	32,000	65,560
Sporton International, Inc.	49,685	326,881
St Shine Optical Co., Ltd.	37,000	371,272
Standard Foods Corp.	246,000	426,721
Sunny Friend Environmental Technology Co., Ltd.	37,447	268,585
Sunonwealth Electric Machine Industry Co., Ltd.	77,000	115,696
Sunplus Technology Co., Ltd. (b)	260,747	335,359
Sunspring Metal Corp.	132,380	124,981
Superalloy Industrial Co., Ltd.	173,812	391,284
Supreme Electronics Co., Ltd.	66,679	121,017
Swancor Holding Co., Ltd.	25,000	92,927
Symtek Automation Asia Co., Ltd.	23,746	101,112
Syncmold Enterprise Corp.	48,932	122,964
SyneuRx International Taiwan Corp. (a)	35,751	82,978
Sysgration (a)	126,760	188,913
Systex Corp.	281,000	793,428
T3EX Global Holdings Corp. (b)	49,518	211,715
Ta Liang Technology Co., Ltd.	42,008	101,166
Ta Ya Electric Wire & Cable (b)	373,481	374,765
Taichung Commercial Bank Co., Ltd.	2,549,132	1,347,900
TaiDoc Technology Corp.	30,294	216,752
Taiflex Scientific Co., Ltd.	310,699	489,068
Taigen Biopharmaceuticals Holdings, Ltd. (a)	238,000	141,214
TaiMed Biologics, Inc. (a)	80,000	176,186
Tainan Spinning Co., Ltd. (b)	1,201,105	980,956
Tainergy Tech Co., Ltd. (a)	105,569	109,432
TaiSol Electronics Co., Ltd.	32,000	60,199
Taisun Enterprise Co., Ltd. (b)	694,549	678,756
Taita Chemical Co., Ltd. (b)	87,613	103,662
TAI-TECH Advanced Electronics Co., Ltd.	40,474	169,516
Taiwan Chinsan Electronic Industrial Co., Ltd.	18,000	27,109
Taiwan Cogeneration Corp.	690,469	927,807
Taiwan Fertilizer Co., Ltd.	474,000	1,212,649
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	49,971
Taiwan Hon Chuan Enterprise Co., Ltd.	222,218	611,164
See accompanying notes to financial statements.
142

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	82,148	$ 166,294
Taiwan Mask Corp. (b)	93,778	317,159
Taiwan Navigation Co., Ltd. (b)	84,000	106,131
Taiwan Paiho, Ltd.	175,000	439,157
Taiwan PCB Techvest Co., Ltd.	38,000	67,375
Taiwan Sakura Corp.	62,283	144,124
Taiwan Secom Co., Ltd.	277,961	1,057,458
Taiwan Semiconductor Co., Ltd.	139,000	419,646
Taiwan Shin Kong Security Co., Ltd.	90,470	125,988
Taiwan Styrene Monomer	257,373	150,912
Taiwan Surface Mounting Technology Corp.	238,308	981,461
Taiwan TEA Corp. (a)	437,616	299,366
Taiwan Union Technology Corp.	195,000	568,295
Taiyen Biotech Co., Ltd.	343,979	411,192
Tanvex BioPharma, Inc. (a)	102,636	198,455
TCI Co., Ltd. (b)	55,672	369,184
Tehmag Foods Corp.	5,000	49,212
Test Rite International Co., Ltd.	435,896	333,941
Thermaltake Technology Co., Ltd.	57,707	73,615
Thinking Electronic Industrial Co., Ltd.	41,573	216,197
Thye Ming Industrial Co., Ltd.	206,974	333,742
Tien Li Offshore Wind Technology Co., Ltd. (a)	60,218	177,807
Ton Yi Industrial Corp.	739,000	465,559
Tong Hsing Electronic Industries, Ltd.	109,517	1,108,491
Tong Yang Industry Co., Ltd.	347,872	390,349
Topco Scientific Co., Ltd.	259,299	1,538,517
Topkey Corp.	73,033	339,019
TPK Holding Co., Ltd.	91,000	117,992
Transcend Information, Inc.	149,484	388,168
Transcom, Inc.	21,020	118,850
Tsann Kuen Enterprise Co., Ltd.	64,425	90,168
TSC Auto ID Technology Co., Ltd.	14,305	99,106
TSEC Corp. (a)(b)	218,848	308,968
TSRC Corp.	675,028	822,242
Ttet Union Corp.	17,584	96,661
TTY Biopharm Co., Ltd.	216,436	521,232
Tul Corp. (b)	24,343	126,594
Tung Ho Steel Enterprise Corp.	450,392	1,106,664
Tung Thih Electronic Co., Ltd. (b)	46,475	244,934
TURVO International Co., Ltd.	37,245	138,443
TXC Corp. (b)	350,080	1,252,402
Tyntek Corp. (b)	141,667	129,546
See accompanying notes to financial statements.
143

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
U-Ming Marine Transport Corp. (b)	433,000	$ 893,157
Union Bank Of Taiwan (a)	1,098,257	659,303
Unitech Printed Circuit Board Corp. (a)(b)	382,880	237,868
United Integrated Services Co., Ltd.	105,183	715,868
United Orthopedic Corp.	90,000	92,351
United Renewable Energy Co., Ltd. (a)	882,952	708,790
Unity Opto Technology Co., Ltd. (a)(e)	771,307	—
Universal Cement Corp.	66,000	49,181
Universal Microwave Technology, Inc.	40,963	271,643
Universal Vision Biotechnology Co., Ltd.	29,068	283,563
Unizyx Holding Corp. (a)(b)	516,694	546,423
UPC Technology Corp. (b)	992,632	635,736
UPI Semiconductor Corp. (a)	25,069	555,601
Userjoy Technology Co., Ltd.	30,891	89,272
USI Corp. (b)	1,012,590	1,063,782
Utechzone Co., Ltd. (b)	48,244	167,035
VIA Labs, Inc.	18,650	277,294
Via Technologies, Inc.	128,000	294,407
Viking Tech Corp.	66,313	212,931
Visco Vision, Inc.	10,193	72,575
Visual Photonics Epitaxy Co., Ltd. (b)	181,371	718,483
Vizionfocus, Inc. (a)	10,336	44,553
Wafer Works Corp. (b)	440,536	1,059,384
Wah Lee Industrial Corp.	64,620	246,964
Walton Advanced Engineering, Inc. (a)	157,184	91,617
WEI Chih Steel Industrial Co., Ltd. (a)(b)	83,980	122,373
Wei Chuan Foods Corp.	491,899	368,261
Weikeng Industrial Co., Ltd.	107,998	121,939
Weltrend Semiconductor (b)	78,619	236,531
WinWay Technology Co., Ltd.	12,000	186,378
Wistron NeWeb Corp.	269,249	672,852
Wowprime Corp. (b)	47,354	201,636
WT Microelectronics Co., Ltd. (b)	299,090	827,804
WUS Printed Circuit Co., Ltd.	174,187	188,465
XinTec, Inc. (b)	100,000	455,474
Xxentria Technology Materials Corp.	82,000	193,184
Yankey Engineering Co., Ltd.	11,599	79,144
YC INOX Co., Ltd.	195,770	239,831
Yem Chio Co., Ltd.	230,629	124,364
Yieh United Steel Corp. (a)	495,571	221,395
Young Optics, Inc. (a)	59,000	161,649
Yulon Motor Co., Ltd.	412,115	585,417
See accompanying notes to financial statements.
144

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
YungShin Global Holding Corp.	37,000	$ 54,561
Yungtay Engineering Co., Ltd.	26,000	58,622
Zeng Hsing Industrial Co., Ltd.	21,662	105,469
Zenitron Corp.	417,348	574,643
Zig Sheng Industrial Co., Ltd. (b)	264,260	157,718
ZillTek Technology Corp.	18,727	264,387
Zinwell Corp. (a)	70,000	45,076
		195,941,681
THAILAND — 5.0%
AAPICO Hitech PCL NVDR	232,945	173,745
Absolute Clean Energy PCL (b)	412,700	38,725
AEON Thana Sinsap Thailand PCL NVDR	66,354	390,142
Amata Corp. PCL	147,500	98,038
AP Thailand PCL NVDR	1,478,423	489,102
Asia Plus Group Holdings PCL NVDR (b)	1,555,555	160,936
Asia Sermkij Leasing PCL	173,544	250,530
Asiasoft Corp. PCL NVDR (b)	220,799	162,030
Bangchak Corp. PCL NVDR	616,197	551,334
Bangkok Airways PCL NVDR (a)(b)	1,009,059	309,546
Bangkok Aviation Fuel Services PCL NVDR (a)	516,219	399,779
Bangkok Chain Hospital PCL NVDR	928,834	575,458
Bangkok Commercial Asset Management PCL NVDR	1,331,545	824,957
Bangkok Life Assurance PCL NVDR	446,154	580,336
Banpu Power PCL NVDR (b)	591,971	295,540
BCPG PCL	410,800	148,259
BEC World PCL NVDR (a)	256,700	129,701
Beyond Securities PC NVDR (a)(b)	552,288	325,559
Cal-Comp Electronics Thailand PCL NVDR	1,598,446	131,722
Central Plaza Hotel PCL NVDR (a)	591,847	716,446
CH Karnchang PCL NVDR	677,292	411,468
Chayo Group PCL NVDR (b)	494,610	190,406
Chularat Hospital PCL NVDR	8,402,900	975,495
CK Power PCL NVDR (b)	2,083,448	325,832
CPN Retail Growth Leasehold REIT	857,800	528,869
Dhipaya Group Holdings PCL NVDR (a)	210,280	362,061
Dohome PCL NVDR (b)	511,951	329,496
Dynasty Ceramic PCL NVDR (b)	3,135,761	281,040
Eastern Polymer Group PCL NVDR	712,148	203,471
Eastern Water Resources Development and Management PCL NVDR	801,734	176,020
Esso Thailand PCL NVDR (a)(b)	179,000	42,798
Exotic Food PCL NVDR	164,778	85,239
See accompanying notes to financial statements.
145

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Forth Corp. PCL NVDR	369,668	$ 350,212
Forth Smart Service PCL	491,872	226,335
Frasers Property Thailand Industrial Freehold & Leasehold REIT	354,370	125,761
Gunkul Engineering PCL NVDR	5,723,304	1,049,990
Hana Microelectronics PCL NVDR	437,167	640,959
Ichitan Group PCL NVDR	780,180	274,529
IMPACT Growth Real Estate Investment Trust	334,500	172,029
Inter Far East Energy Corp. NVDR (a)(e)	283,900	—
International Engineering PCL (a)(e)	63,855,934	—
Italian-Thai Development PCL NVDR (a)	2,692,059	168,405
Jay Mart PCL	168,210	299,743
JMT Network Services PCL NVDR	552,109	1,278,568
JWD Infologistics PCL NVDR	433,572	236,020
KGI Securities Thailand PCL NVDR	1,013,246	204,173
Khon Kaen Sugar Industry PCL	424,800	47,782
Kiatnakin Phatra Bank PCL NVDR	417,204	865,777
Lotus's Retail Growth Freehold & Leasehold Property Fund	1,616,700	690,440
Major Cineplex Group PCL NVDR (b)	756,221	454,870
MC Group PCL NVDR	241,400	65,704
MCS Steel PCL NVDR	339,784	140,001
Mega Lifesciences PCL	181,200	247,958
MK Restaurants Group PCL NVDR	305,706	494,186
Nex Point Parts PCL NVDR (a)(b)	525,111	300,063
Next Capital PCL NVDR (a)	317,671	97,451
Noble Development PCL NVDR	852,847	129,530
Northeast Rubber PCL	462,496	99,454
NR Instant Produce PCL NVDR	587,670	123,720
Origin Property PCL NVDR	1,147,679	393,490
Plan B Media Pcl NVDR (a)	1,049,100	249,260
Polyplex Thailand PCL (b)	180,000	133,714
Precious Shipping PCL	668,700	343,903
Prima Marine PCL NVDR (b)	1,474,263	263,815
PTG Energy PCL NVDR	384,100	155,950
R&B Food Supply PCL	187,400	91,305
Rajthanee Hospital PCL NVDR	160,211	154,188
Ratch Group PCL NVDR	318,704	421,744
Ratchthani Leasing PCL NVDR	2,362,565	295,587
Regional Container Lines PCL (b)	186,652	244,191
Rojana Industrial Park PCL NVDR (b)	779,754	148,915
RS PCL NVDR (a)(b)	454,464	230,991
S Hotels & Resorts PCL NVDR (a)	2,400,513	257,017
Sabuy Technology PCL NVDR (b)	366,664	283,958
See accompanying notes to financial statements.
146

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Saksiam Leasing PCL NVDR	1,083,847	$ 296,632
Sermsang Power Corp. Co., Ltd. NVDR	359,651	124,391
Siam City Cement PCL NVDR	67,273	310,569
Siamgas & Petrochemicals PCL NVDR	903,483	334,221
Singer Thailand PCL	27,100	44,012
Singer Thailand PCL NVDR (b)	190,235	308,953
SiS Distribution Thailand PCL	112,963	136,745
Somboon Advance Technology PCL NVDR	351,789	220,066
SPCG PCL NVDR (b)	539,505	280,705
Sri Trang Agro-Industry PCL NVDR	888,532	701,473
Star Petroleum Refining PCL NVDR	1,807,640	524,623
STARK Corp. PCL NVDR (a)(b)	2,816,225	398,083
Stars Microelectronics Thailand PCL NVDR (a)	569,840	82,605
Supalai PCL NVDR	1,169,200	763,057
Super Energy Corp. PCL NVDR	6,890,100	184,427
SVI PCL	426,940	107,216
Synnex Thailand PCL	214,673	171,093
Thai Vegetable Oil PCL NVDR	510,300	479,605
Thaicom PCL NVDR (b)	302,279	83,184
Thanachart Capital PCL NVDR	90,000	116,391
Thonburi Healthcare Group PCL NVDR	323,443	809,823
Thoresen Thai Agencies PCL (b)	1,287,387	365,889
Tipco Asphalt PCL NVDR (b)	802,663	400,728
TQM Corp. PCL NVDR	222,732	267,948
TTW PCL NVDR	1,264,676	422,193
United Paper PCL	80,600	39,755
Vanachai Group PCL NVDR	644,801	143,505
VGI PCL NVDR (b)	5,023,765	770,562
Vibhavadi Medical Center PCL NVDR	2,745,500	203,126
WHA Corp. PCL NVDR	7,024,139	714,033
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	613,723	204,882
WHA Utilities and Power PCL NVDR	1,749,323	215,706
Workpoint Entertainment PCL NVDR (b)	272,358	235,497
		33,577,466
TURKEY — 1.6%
AG Anadolu Grubu Holding A/S	33,596	83,923
Aksa Akrilik Kimya Sanayii A/S	191,845	570,261
Aksa Enerji Uretim A/S (a)	101,928	99,372
Alarko Holding A/S (b)	152,917	249,792
Albaraka Turk Katilim Bankasi A/S (a)	1,418,057	174,021
Alkim Alkali Kimya A/S	88,391	141,616
See accompanying notes to financial statements.
147

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Anadolu Efes Biracilik Ve Malt Sanayii A/S	202,347	$ 370,268
Bera Holding A/S (a)	288,519	199,063
Borusan Yatirim ve Pazarlama A/S (b)	3,391	86,903
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	54,107	106,239
Cemas Dokum Sanayi A/S (a)	1	—
Cimsa Cimento Sanayi VE Ticaret A/S	53,359	123,978
Deva Holding A/S	50,201	109,590
D-MARKET Elektronik Hizmetler ve Ticaret A/S (a)	38,400	87,168
Dogan Sirketler Grubu Holding A/S	788,142	177,856
Dogus Otomotiv Servis ve Ticaret A/S	32,383	135,998
EGE Endustri VE Ticaret A/S	1,196	150,579
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	297,446	193,258
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	708,665	113,539
Enerjisa Enerji AS (c)	256,245	283,887
Erbosan Erciyas Boru Sanayii ve Ticaret A/S	7,809	60,107
Hektas Ticaret TAS (a)(b)	251,762	304,667
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A/S (a)	—	—
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A/S	133,525	79,108
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S (a)	124,379	142,545
Is Gayrimenkul Yatirim Ortakligi A/S REIT (a)	753,260	576,715
Is Yatirim Menkul Degerler A/S Class A	98,686	129,650
Isbir Holding A/S	16,583	58,790
Izmir Demir Celik Sanayi A/S (a)	284,643	42,693
Jantsa Jant Sanayi Ve Ticaret A/S	15,321	66,850
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	917,409	956,954
Karsan Otomotiv Sanayii Ve Ticaret A/S (a)(b)	130,121	48,792
Kartonsan Karton Sanayi ve Ticaret A/S	17,030	65,309
Kerevitas Gida Sanayi ve Ticaret A/S (a)	283,472	80,397
Kordsa Teknik Tekstil A/S (a)	63,983	155,642
Koza Altin Isletmeleri A/S (a)(b)	52,645	514,328
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	180,383	318,024
Logo Yazilim Sanayi Ve Ticaret A/S	63,945	199,058
Mavi Giyim Sanayi Ve Ticaret A/S Class B (c)	39,115	204,805
Migros Ticaret A/S (a)	26,996	84,074
MLP Saglik Hizmetleri A/S (a)(c)	132,580	273,878
Nuh Cimento Sanayi A/S	31,006	97,239
ODAS Elektrik Uretim ve Sanayi Ticaret A/S (a)	490,907	56,562
Otokar Otomotiv Ve Savunma Sanayi A/S	5,487	159,772
Pegasus Hava Tasimaciligi A/S (a)	14,439	106,020
Petkim Petrokimya Holding A/S (a)(b)	882,993	543,602
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	218,761	289,340
See accompanying notes to financial statements.
148

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sekerbank Turk A/S (a)(b)	935,874	$ 64,443
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	145,431	120,269
Sinpas Gayrimenkul Yatirim Ortakligi A/S REIT (a)	182,344	87,021
Sok Marketler Ticaret A/S (b)	194,597	165,705
Tat Gida Sanayi A/S	118,562	96,513
TAV Havalimanlari Holding A/S (a)	71,414	198,257
Turk Traktor ve Ziraat Makineleri A/S	20,661	327,500
Ulker Biskuvi Sanayi A/S	36,718	38,376
Vakif Gayrimenkul Yatirim Ortakligi A/S REIT (a)	405,659	52,824
Vestel Beyaz Esya Sanayi ve Ticaret A/S	265,410	143,673
Yeni Gimat Gayrimenkul Ortakligi A/S	45,799	71,004
Ziraat Gayrimenkul Yatirim Ortakligi A/S (a)	283,927	56,136
		10,493,953
UNITED ARAB EMIRATES — 0.7%
Agthia Group PJSC	137,940	171,249
Air Arabia PJSC	2,278,681	998,809
Al Waha Capital PJSC	437,855	196,693
AL Yah Satellite Communications Co-PJSC-Yah Sat (a)	200,000	152,462
Amanat Holdings PJSC (a)	1,247,048	397,230
Arabtec Holding PJSC (a)(e)	483,581	—
Dana Gas PJSC	2,994,003	961,850
Deyaar Development PJSC (a)	4,146,978	521,611
Manazel PJSC (a)	2,177,307	279,199
RAK Properties PJSC (a)	973,431	202,740
Ras Al Khaimah Ceramics	344,425	256,932
SHUAA Capital PSC	1,011,854	169,972
Union Properties PJSC (a)	2,754,315	190,467
		4,499,214
UNITED STATES — 0.2%
CBAK Energy Technology, Inc. (a)(b)	50,259	64,331
Huisen Household International Group, Ltd. (b)	766,357	80,243
IBEX Holdings, Ltd. (a)(b)	3,200	51,008
Ideanomics, Inc. (a)(b)	293,901	329,169
Newegg Commerce, Inc. (a)(b)	8,500	53,720
Seanergy Maritime Holdings Corp. (b)	74,300	84,702
Titan Cement International SA (a)	25,509	380,327
		1,043,500
TOTAL COMMON STOCKS (Cost $602,925,458)		666,283,953

See accompanying notes to financial statements.
149

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (d)
KUWAIT — 0.0% (d)
National Industries Group (expiring 04/21/22) (a)	387,973	$ 36,205
QATAR — 0.0% (d)
Qatar First Investment Bank LLC (expiring 04/19/22) (a)	378,798	28,292
TOTAL RIGHTS (Cost $0)		64,497
WARRANTS — 0.0% (d)
BRAZIL — 0.0% (d)
Marisa Lojas SA (expiring 11/15/22) (a)	47,709	3,615
MALAYSIA — 0.0% (d)
Comfort Gloves Bhd (expiring 06/26/26) (a)	55,650	2,184
Frontken Corp. Bhd (expiring 05/03/26) (a)	147,100	12,769
GDEX Bhd, (expiring 01/04/28) (a)	72,250	1,117
Hong Seng Consolidated Bhd (expiring 10/03/24) (a)	238,695	14,192
JAKS Resources Bhd, (expiring 11/18/25) (a)	173,600	6,399
Scientex Bhd (expiring 01/14/26) (a)	41,040	11,224
Serba Dinamik Holdings Bhd, (expiring 12/5/24) (a)	127,260	2,119
SKP Resources Bhd (expiring 04/25/26) (a)	57,360	1,910
		51,914
THAILAND — 0.0% (d)
Erawan Group PCL (expiring 06/14/24) (a)	105,286	2,786
Jay Mart PCL (expiring 07/26/25) (a)	5,196	2,688
MBK PCL (expiring 05/15/24) (a)	10,723	3,225
Noble Development PCL (expiring 01/12/24) (a)	52,050	1,096
RS PCL (expiring 05/23/24) (a)	36,080	3,017
VGI PCL W3 (expiring 03/31/27) (a)	1,159,330	—
		12,812
TOTAL WARRANTS (Cost $952)		68,341
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f)(g)	1,518,605	1,518,453
See accompanying notes to financial statements.
150

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h)(i)	14,020,872	$ 14,020,872
TOTAL SHORT-TERM INVESTMENTS (Cost $15,539,044)		15,539,325
TOTAL INVESTMENTS — 102.0% (Cost $618,465,454)		681,956,116
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(13,525,829)
NET ASSETS — 100.0%		$ 668,430,287
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.2% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $37,112, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	43	06/17/2022	$2,313,836	$2,419,825	$105,989
During the period ended March 31, 2022, average notional value related to futures contracts was $2,020,051.
See accompanying notes to financial statements.
151

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$661,764,323	$4,482,518	$37,112	$666,283,953
Rights	—	64,497	—	64,497
Warrants	66,222	2,119	—	68,341
Short-Term Investments	15,539,325	—	—	15,539,325
TOTAL INVESTMENTS	$677,369,870	$4,549,134	$37,112	$ 681,956,116
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	105,989	—	—	105,989
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 105,989	$ —	$ —	$ 105,989
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2022

% of Net Assets
Information Technology	19.4%
Industrials	13.9
Materials	13.2
Consumer Discretionary	12.4
Financials	9.9
Real Estate	7.9
Health Care	6.8
Consumer Staples	5.9
Communication Services	4.1
Utilities	3.3
Energy	2.9
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
152

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,770,647	$ 1,771,001	$31,525,564	$31,778,023	$(370)	$281	1,518,605	$ 1,518,453	$ —
State Street Navigator Securities Lending Portfolio II	12,917,963	12,917,963	33,585,932	32,483,023	—	—	14,020,872	14,020,872	184,645
Total		$14,688,964	$ 65,111,496	$64,261,046	$(370)	$281		$15,539,325	$184,645
See accompanying notes to financial statements.
153

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.9%
APA Group Stapled Security	1,490,592	$ 11,943,568
BELGIUM — 1.1%
Groupe Bruxelles Lambert SA	63,889	6,690,625
CANADA — 17.0%
Algonquin Power & Utilities Corp. (a)	710,562	11,030,621
Allied Properties Real Estate Investment Trust	114,298	4,267,016
BCE, Inc. (a)	260,492	14,452,660
Canadian Utilities, Ltd. Class A (a)	254,235	7,799,756
Capital Power Corp.	135,255	4,408,335
Fortis, Inc.	156,353	7,739,727
National Bank of Canada	95,186	7,302,890
Rogers Communications, Inc. Class B	157,873	8,943,672
Royal Bank of Canada	67,468	7,434,687
Sun Life Financial, Inc.	139,255	7,781,913
TC Energy Corp. (a)	265,066	14,963,215
TELUS Corp.	466,204	12,190,243
		108,314,735
CHINA — 6.6%
Agricultural Bank of China, Ltd. Class H	18,079,000	6,948,667
CGN Power Co., Ltd. Class H (b)	12,494,000	3,270,513
China CITIC Bank Corp., Ltd. Class H	11,733,000	5,947,852
China Construction Bank Corp. Class H	7,766,000	5,840,813
China Resources Land, Ltd.	760,000	3,542,151
China Vanke Co., Ltd. Class H	2,620,500	5,936,061
Guangdong Investment, Ltd.	2,872,000	3,931,333
Industrial & Commercial Bank of China, Ltd. Class H	10,176,000	6,250,040
		41,667,430
FRANCE — 3.8%
Danone SA	146,275	8,142,529
Gecina SA REIT	58,171	7,397,951
Sanofi	85,613	8,812,255
		24,352,735
GERMANY — 6.6%
Grand City Properties SA	245,345	4,946,455
Henkel AG & Co. KGaA	66,612	4,443,246
LEG Immobilien SE	63,017	7,239,465
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,964	7,831,113
RWE AG	119,053	5,236,316
See accompanying notes to financial statements.
154

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TAG Immobilien AG	232,522	$ 5,316,607
Vonovia SE	143,665	6,763,207
		41,776,409
HONG KONG — 1.8%
CLP Holdings, Ltd.	869,500	8,476,942
HKT Trust & HKT, Ltd. Stapled Security	2,264,000	3,110,637
		11,587,579
ITALY — 4.3%
Enel SpA	1,517,960	10,248,601
Italgas SpA	820,749	5,318,515
Terna - Rete Elettrica Nazionale (a)	1,117,280	9,679,103
UnipolSai Assicurazioni SpA (a)	773,502	2,311,672
		27,557,891
JAPAN — 11.4%
Advance Residence Investment Corp. REIT	1,416	4,019,048
AEON REIT Investment Corp.	2,588	3,219,675
Chugoku Electric Power Co., Inc. (a)	746,500	5,209,355
Daiwa House REIT Investment Corp.	2,371	6,407,316
Daiwa Securities Living Investments Corp. REIT	2,284	2,165,919
Japan Logistics Fund, Inc. REIT	772	2,019,444
Japan Real Estate Investment Corp. REIT	1,323	6,965,166
Kenedix Office Investment Corp. REIT	924	5,564,935
Mori Hills REIT Investment Corp.	2,046	2,547,070
MS&AD Insurance Group Holdings, Inc.	313,600	10,278,070
NH Foods, Ltd.	143,500	4,906,488
Nippon Accommodations Fund, Inc. REIT	597	3,147,930
Nippon Building Fund, Inc. REIT	1,220	6,955,633
Sekisui House REIT, Inc.	5,776	3,840,356
Toyota Motor Corp.	300,600	5,504,293
		72,750,698
MEXICO — 0.4%
Kimberly-Clark de Mexico SAB de CV Class A	1,751,334	2,457,242
NETHERLANDS — 3.4%
Koninklijke KPN NV (a)	3,546,154	12,401,113
Koninklijke Vopak NV	289,050	9,445,731
		21,846,844
NEW ZEALAND — 0.6%
Spark New Zealand, Ltd.	1,248,166	3,976,182
See accompanying notes to financial statements.
155

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
NORWAY — 2.7%
Orkla ASA	738,604	$ 6,619,054
Telenor ASA	744,889	10,797,653
		17,416,707
QATAR — 0.5%
Masraf Al Rayan QSC	2,319,254	3,292,522
RUSSIA — 0.0%
Inter RAO UES PJSC (c)(d)	71,668,770	—
SINGAPORE — 1.2%
Singapore Technologies Engineering, Ltd.	2,488,800	7,576,648
SOUTH AFRICA — 1.7%
SPAR Group, Ltd.	401,695	4,665,297
Vodacom Group, Ltd.	539,109	5,902,990
		10,568,287
SOUTH KOREA — 0.3%
Samsung Card Co., Ltd.	80,824	2,153,884
SPAIN — 4.7%
Endesa SA	797,263	17,541,906
Red Electrica Corp. SA	607,817	12,585,715
		30,127,621
SWEDEN — 1.9%
Castellum AB (a)	349,658	8,753,268
Wihlborgs Fastigheter AB	152,400	3,226,444
		11,979,712
SWITZERLAND — 13.1%
Allreal Holding AG	10,526	2,267,050
Baloise Holding AG	46,828	8,401,307
Banque Cantonale Vaudoise	58,412	5,090,619
BKW AG	31,868	4,017,048
Cembra Money Bank AG	51,201	3,783,394
Nestle SA	46,587	6,085,039
Novartis AG	112,239	9,909,719
PSP Swiss Property AG	42,992	5,680,877
Roche Holding AG	17,162	6,834,029
SGS SA	2,791	7,812,677
Swisscom AG (a)	18,945	11,425,672
Zurich Insurance Group AG (d)	24,735	12,278,129
		83,585,560
See accompanying notes to financial statements.
156

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TAIWAN — 4.8%
CTBC Financial Holding Co., Ltd.	3,472,000	$ 3,562,704
E.Sun Financial Holding Co., Ltd.	1,719,479	1,983,449
First Financial Holding Co., Ltd.	3,547,450	3,522,502
Hua Nan Financial Holdings Co., Ltd.	1,360,898	1,156,584
Mega Financial Holding Co., Ltd.	2,914,000	4,363,143
Taishin Financial Holding Co., Ltd.	3,463,983	2,478,462
Taiwan Cooperative Financial Holding Co., Ltd.	2,997,820	3,091,830
Tripod Technology Corp.	436,000	2,039,125
Wistron Corp.	3,720,000	3,862,625
Zhen Ding Technology Holding, Ltd.	1,274,000	4,780,029
		30,840,453
THAILAND — 0.4%
Ratch Group PCL NVDR (a)	1,757,900	2,326,244
TURKEY — 0.4%
Haci Omer Sabanci Holding A/S	1,842,033	2,203,997
UNITED KINGDOM — 6.7%
National Grid PLC	690,031	10,651,602
Severn Trent PLC	200,935	8,143,193
Tate & Lyle PLC	592,143	5,708,563
Unilever PLC	197,881	9,001,661
United Utilities Group PLC	619,419	9,170,953
		42,675,972
UNITED STATES — 1.9%
GlaxoSmithKline PLC	569,915	12,360,241
TOTAL COMMON STOCKS (Cost $598,459,932)		632,029,786

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (e)(f)	614,585	614,524
State Street Navigator Securities Lending Portfolio II (g)(h)	13,222,205	13,222,205
TOTAL SHORT-TERM INVESTMENTS (Cost $13,836,667)		13,836,729
TOTAL INVESTMENTS — 101.4% (Cost $612,296,599)		645,866,515
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(9,033,684)
NET ASSETS — 100.0%		$ 636,832,831

See accompanying notes to financial statements.
157

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$632,029,786	$—	$ 0(a)	$632,029,786
Short-Term Investments	13,836,729	—	—	13,836,729
TOTAL INVESTMENTS	$645,866,515	$—	$ 0	$645,866,515
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2022.
See accompanying notes to financial statements.
158

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Sector Breakdown as of March 31, 2022

% of Net Assets
Utilities	24.9%
Financials	20.7
Real Estate	17.6
Communication Services	13.1
Consumer Staples	8.2
Health Care	5.9
Energy	3.8
Industrials	2.4
Information Technology	1.7
Consumer Discretionary	0.9
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,933,382	$ 1,933,769	$ 14,803,987	$ 16,123,170	$(124)	$62	614,585	$ 614,524	$ —
State Street Navigator Securities Lending Portfolio II	19,281,843	19,281,843	121,692,292	127,751,930	—	—	13,222,205	13,222,205	72,976
Total		$21,215,612	$136,496,279	$143,875,100	$(124)	$62		$13,836,729	$72,976
See accompanying notes to financial statements.
159

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2022 (Unaudited)

	SPDR Bloomberg SASB Emerging Markets ESG Select ETF	SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
ASSETS
Investments in unaffiliated issuers, at value	$27,135,223	$ 27,119,005
Investments in affiliated issuers, at value	22,989	—
Total Investments	27,158,212	27,119,005
Foreign currency, at value	91,802	60,660
Receivable for investments sold	15,570	—
Dividends receivable — unaffiliated issuers	28,584	96,024
Dividends receivable — affiliated issuers	57	42
Receivable for foreign taxes recoverable	474	12,363
TOTAL ASSETS	27,294,699	27,288,094
LIABILITIES
Due to custodian	—	3,463
Payable for investments purchased	9,713	13
Advisory fee payable	5,239	1,093
Trustees’ fees and expenses payable	21	21
TOTAL LIABILITIES	14,973	4,590
NET ASSETS	$27,279,726	$27,283,504
NET ASSETS CONSIST OF:
Paid-in Capital	$30,000,000	$28,644,238
Total distributable earnings (loss)	(2,720,274)	(1,360,734)
NET ASSETS	$27,279,726	$27,283,504
NET ASSET VALUE PER SHARE
Net asset value per share	$ 27.28	$ 27.28
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,000	1,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$29,287,466	$28,238,275
Investments in affiliated issuers	22,986	—
Total cost of investments	$29,310,452	$28,238,275
Foreign currency, at cost	$ 89,713	$ 60,608
See accompanying notes to financial statements.
160

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2022 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,876,427,936	$1,794,371,122
Investments in affiliated issuers, at value	1,029,863	36,860,274
Total Investments	1,877,457,799	1,831,231,396
Foreign currency, at value	770,662	10,256,009
Receivable for investments sold	—	52,937
Dividends receivable — unaffiliated issuers	1,396,616	6,470,918
Dividends receivable — affiliated issuers	142	194
Securities lending income receivable — unaffiliated issuers	7	6,492
Securities lending income receivable — affiliated issuers	5,133	23,788
Receivable for foreign taxes recoverable	6,614,978	1,873,275
Other Receivable	21,909	618
TOTAL ASSETS	1,886,267,246	1,849,915,627
LIABILITIES
Payable upon return of securities loaned	171,780	35,221,016
Payable for investments purchased	—	31
Deferred foreign taxes payable	—	700,750
Advisory fee payable	470,256	448,878
TOTAL LIABILITIES	642,036	36,370,675
NET ASSETS	$1,885,625,210	$1,813,544,952
NET ASSETS CONSIST OF:
Paid-in Capital	$2,644,869,946	$1,799,906,045
Total distributable earnings (loss)**	(759,244,736)	13,638,907
NET ASSETS	$1,885,625,210	$1,813,544,952
NET ASSET VALUE PER SHARE
Net asset value per share	$ 41.62	$ 27.77
Shares outstanding (unlimited amount authorized, $0.01 par value)	45,300,967	65,299,982
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,975,920,538	$1,649,952,340
Investments in affiliated issuers	1,029,773	36,860,274
Total cost of investments	$ 1,976,950,311	$1,686,812,614
Foreign currency, at cost	$ 764,343	$ 10,280,660
* Includes investments in securities on loan, at value	$ 162,736	$ 51,053,536
** Includes deferred foreign taxes	$ —	$ 700,750
See accompanying notes to financial statements.
161

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2022 (Unaudited)

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 286,373,170	$666,416,791
Investments in affiliated issuers, at value	987,700	15,539,325
Total Investments	287,360,870	681,956,116
Foreign currency, at value	285,423	2,373,779
Net cash at broker	329	33,988
Receivable from broker — accumulated variation margin on open futures contracts	2,605	106,105
Receivable for investments sold	—	578,684
Dividends receivable — unaffiliated issuers	420,284	1,141,763
Dividends receivable — affiliated issuers	68	201
Securities lending income receivable — unaffiliated issuers	26,322	106,269
Securities lending income receivable — affiliated issuers	418	26,970
Receivable for foreign taxes recoverable	—	15,430
TOTAL ASSETS	288,096,319	686,339,305
LIABILITIES
Due to custodian	1,466	638,921
Payable upon return of securities loaned	958,524	14,020,872
Payable for investments purchased	—	1,209,812
Deferred foreign taxes payable	—	1,680,448
Advisory fee payable	117,147	358,965
TOTAL LIABILITIES	1,077,137	17,909,018
NET ASSETS	$ 287,019,182	$668,430,287
NET ASSETS CONSIST OF:
Paid-in Capital	$ 558,372,353	$ 711,188,315
Total distributable earnings (loss)	(271,353,171)	(42,758,028)
NET ASSETS	$ 287,019,182	$668,430,287
NET ASSET VALUE PER SHARE
Net asset value per share	$ 29.44	$ 57.13
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,750,000	11,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 284,060,703	$602,926,410
Investments in affiliated issuers	987,697	15,539,044
Total cost of investments	$ 285,048,400	$618,465,454
Foreign currency, at cost	$ 286,574	$ 2,370,384
* Includes investments in securities on loan, at value	$ 11,503,298	$ 51,585,107
** Includes deferred foreign taxes	$ —	$ 1,680,448
See accompanying notes to financial statements.
162

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2022 (Unaudited)

SPDR S&P International Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 632,029,786
Investments in affiliated issuers, at value	13,836,729
Total Investments	645,866,515
Foreign currency, at value	1,625,193
Receivable for fund shares sold	9,766,641
Dividends receivable — unaffiliated issuers	2,281,593
Dividends receivable — affiliated issuers	101
Securities lending income receivable — unaffiliated issuers	4,380
Securities lending income receivable — affiliated issuers	12,109
Receivable for foreign taxes recoverable	1,470,807
TOTAL ASSETS	661,027,339
LIABILITIES
Payable upon return of securities loaned	13,222,205
Payable for investments purchased	10,737,990
Advisory fee payable	234,313
TOTAL LIABILITIES	24,194,508
NET ASSETS	$ 636,832,831
NET ASSETS CONSIST OF:
Paid-in Capital	$1,068,338,267
Total distributable earnings (loss)**	(431,505,436)
NET ASSETS	$ 636,832,831
NET ASSET VALUE PER SHARE
Net asset value per share	$ 39.07
Shares outstanding (unlimited amount authorized, $0.01 par value)	16,301,326
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 598,459,932
Investments in affiliated issuers	13,836,667
Total cost of investments	$ 612,296,599
Foreign currency, at cost	$ 1,620,306
* Includes investments in securities on loan, at value	$ 31,810,505
See accompanying notes to financial statements.
163

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2022 (Unaudited)

	SPDR Bloomberg SASB Emerging Markets ESG Select ETF(a)	SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF(a)
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 63,740	$ 211,909
Dividend income — affiliated issuers	117	42
Foreign taxes withheld	(7,730)	(20,031)
TOTAL INVESTMENT INCOME (LOSS)	56,127	191,920
EXPENSES
Advisory fee	10,107	7,270
Trustees’ fees and expenses	21	21
TOTAL EXPENSES	10,128	7,291
NET INVESTMENT INCOME (LOSS)	$ 45,999	$ 184,629
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(532,303)	(305,423)
Investments — affiliated issuers	(31)	(4)
Foreign currency transactions	(83,550)	1,117
Net realized gain (loss)	(615,884)	(304,310)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(2,152,243)	(1,119,270)
Investments — affiliated issuers	3	—
Foreign currency translations	1,851	396
Net change in unrealized appreciation/depreciation	(2,150,389)	(1,118,874)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,766,273)	(1,423,184)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,720,274)	$(1,238,555)
(a)	For the period January 11, 2022 (commencement of operations) through March 31, 2022.
See accompanying notes to financial statements.
164

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2022 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 26,015,598	$ 23,473,386
Dividend income — affiliated issuers	328	725
Unaffiliated securities lending income	16,702	78,209
Affiliated securities lending income	14,083	96,859
Foreign taxes withheld	(2,135,040)	(2,129,498)
TOTAL INVESTMENT INCOME (LOSS)	23,911,671	21,519,681
EXPENSES
Advisory fee	3,445,351	2,726,279
Trustees’ fees and expenses	12,862	8,599
Miscellaneous expenses	32	21
TOTAL EXPENSES	3,458,245	2,734,899
NET INVESTMENT INCOME (LOSS)	$ 20,453,426	$ 18,784,782
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,533,626)	(4,076,516)
Investments — affiliated issuers	(163)	—
In-kind redemptions — unaffiliated issuers	112,758,838	—
Foreign currency transactions	(126,209)	(148,015)
Net realized gain (loss)	102,098,840	(4,224,531)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	(302,650,404)	(75,681,957)
Investments — affiliated issuers	90	—
Foreign currency translations	(369,568)	36,635
Net change in unrealized appreciation/depreciation	(303,019,882)	(75,645,322)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(200,921,042)	(79,869,853)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(180,467,616)	$(61,085,071)
* Includes foreign deferred taxes	$ —	$ (700,750)
See accompanying notes to financial statements.
165

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2022 (Unaudited)

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 2,270,676	$ 5,449,239
Unaffiliated securities lending income	61,147	615,174
Affiliated securities lending income	3,804	184,645
Foreign taxes withheld	(282,780)	(636,385)
TOTAL INVESTMENT INCOME (LOSS)	2,052,847	5,612,673
EXPENSES
Advisory fee	720,158	2,141,292
Trustees’ fees and expenses	1,424	3,148
Miscellaneous expenses	5	173
TOTAL EXPENSES	721,587	2,144,613
NET INVESTMENT INCOME (LOSS)	$ 1,331,260	$ 3,468,060
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(790,894)	(6,981,161)
Investments — affiliated issuers	(277)	(370)
In-kind redemptions — unaffiliated issuers	230,425	—
Foreign currency transactions	(29,043)	(58,923)
Futures contracts	(83,650)	(368,854)
Net realized gain (loss)	(673,439)	(7,409,308)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(2,110,180)	(6,765,399)
Investments — affiliated issuers	3	281
Foreign currency translations	(4,585)	(20,278)
Futures contracts	47,202	265,779
Net change in unrealized appreciation/depreciation	(2,067,560)	(6,519,617)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,740,999)	(13,928,925)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,409,739)	$(10,460,865)
* Includes foreign capital gain taxes	$ 83,691	$ (88,944)
** Includes foreign deferred taxes	$ —	$ (1,680,448)
See accompanying notes to financial statements.
166

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2022 (Unaudited)

SPDR S&P International Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 8,980,592
Unaffiliated securities lending income	28,677
Affiliated securities lending income	72,976
Foreign taxes withheld	(1,018,959)
TOTAL INVESTMENT INCOME (LOSS)	8,063,286
EXPENSES
Advisory fee	1,413,582
Trustees’ fees and expenses	3,098
Miscellaneous expenses	8
TOTAL EXPENSES	1,416,688
NET INVESTMENT INCOME (LOSS)	$ 6,646,598
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,223,717
Investments — affiliated issuers	(124)
In-kind redemptions — unaffiliated issuers	2,313,199
Foreign currency transactions	5,314
Swap Contracts	(89)
Net realized gain (loss)	7,542,017
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	10,107,966
Investments — affiliated issuers	62
Foreign currency translations	(55,351)
Net change in unrealized appreciation/depreciation	10,052,677
NET REALIZED AND UNREALIZED GAIN (LOSS)	17,594,694
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$24,241,292
See accompanying notes to financial statements.
167

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SPDR Bloomberg SASB Emerging Markets ESG Select ETF
For the Period 1/11/2022*- 3/31/22 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 45,999
Net realized gain (loss)	(615,884)
Net change in unrealized appreciation/depreciation	(2,150,389)
Net increase (decrease) in net assets resulting from operations	(2,720,274)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	30,000,000
Net increase (decrease) in net assets during the period	27,279,726
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$27,279,726
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000
*Commencement of operations.
See accompanying notes to financial statements.
168

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
For the Period 1/11/2022*- 3/31/22 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 184,629
Net realized gain (loss)	(304,310)
Net change in unrealized appreciation/depreciation	(1,118,874)
Net increase (decrease) in net assets resulting from operations	(1,238,555)
Distributions to shareholders	(122,179)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	28,644,238
Net increase (decrease) in net assets during the period	27,283,504
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$27,283,504
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000
*Commencement of operations.
See accompanying notes to financial statements.
169

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,453,426	$ 54,089,580
Net realized gain (loss)	102,098,840	52,624,374
Net change in unrealized appreciation/depreciation	(303,019,882)	327,221,075
Net increase (decrease) in net assets resulting from operations	(180,467,616)	433,935,029
Net equalization credits and charges	(2,867,459)	5,984,211
Distributions to shareholders	(34,452,082)	(49,313,836)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	58,707,259	846,856,477
Cost of shares redeemed	(580,488,710)	(356,421,711)
Net income equalization	2,867,459	(5,984,211)
Net increase (decrease) in net assets from beneficial interest transactions	(518,913,992)	484,450,555
Net increase (decrease) in net assets during the period	(736,701,149)	875,055,959
Net assets at beginning of period	2,622,326,359	1,747,270,400
NET ASSETS AT END OF PERIOD	$1,885,625,210	$2,622,326,359
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,300,000	17,800,000
Shares redeemed	(13,700,000)	(8,100,000)
Net increase (decrease) from share transactions	(12,400,000)	9,700,000
See accompanying notes to financial statements.
170

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,784,782	$ 39,880,300
Net realized gain (loss)	(4,224,531)	4,050,883
Net change in unrealized appreciation/depreciation	(75,645,322)	258,027,558
Net increase (decrease) in net assets resulting from operations	(61,085,071)	301,958,741
Distributions to shareholders	(28,385,305)	(34,435,888)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	139,570,627	269,511,935
Cost of shares redeemed	—	(44,111,072)
Other Capital	63,436	68,183
Net increase (decrease) in net assets from beneficial interest transactions	139,634,063	225,469,046
Net increase (decrease) in net assets during the period	50,163,687	492,991,899
Net assets at beginning of period	1,763,381,265	1,270,389,366
NET ASSETS AT END OF PERIOD	$1,813,544,952	$1,763,381,265
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,800,000	9,200,000
Shares redeemed	—	(1,600,000)
Net increase (decrease) from share transactions	4,800,000	7,600,000
See accompanying notes to financial statements.
171

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,331,260	$ 10,795,766
Net realized gain (loss)	(673,439)	21,692,606
Net change in unrealized appreciation/depreciation	(2,067,560)	35,006,448
Net increase (decrease) in net assets resulting from operations	(1,409,739)	67,494,820
Net equalization credits and charges	5,794	(77,925)
Distributions to shareholders	(2,340,830)	(10,377,371)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	16,116,178
Cost of shares redeemed	(4,437,111)	(33,137,851)
Net income equalization	(5,794)	77,925
Other Capital	5,776	48,337
Net increase (decrease) in net assets from beneficial interest transactions	(4,437,129)	(16,895,411)
Net increase (decrease) in net assets during the period	(8,181,904)	40,144,113
Net assets at beginning of period	295,201,086	255,056,973
NET ASSETS AT END OF PERIOD	$287,019,182	$295,201,086
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	550,000
Shares redeemed	(150,000)	(1,150,000)
Net increase (decrease) from share transactions	(150,000)	(600,000)
See accompanying notes to financial statements.
172

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,468,060	$ 12,034,039
Net realized gain (loss)	(7,409,308)	20,019,677
Net change in unrealized appreciation/depreciation	(6,519,617)	146,290,470
Net increase (decrease) in net assets resulting from operations	(10,460,865)	178,344,186
Distributions to shareholders	(13,359,371)	(14,016,542)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	41,050,247	79,234,646
Cost of shares redeemed	—	(98,249,840)
Other Capital	37,653	83,538
Net increase (decrease) in net assets from beneficial interest transactions	41,087,900	(18,931,656)
Net increase (decrease) in net assets during the period	17,267,664	145,395,988
Net assets at beginning of period	651,162,623	505,766,635
NET ASSETS AT END OF PERIOD	$668,430,287	$651,162,623
SHARES OF BENEFICIAL INTEREST:
Shares sold	700,000	1,300,000
Shares redeemed	—	(1,700,000)
Net increase (decrease) from share transactions	700,000	(400,000)
See accompanying notes to financial statements.
173

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,646,598	$ 22,181,628
Net realized gain (loss)	7,542,017	33,140,546
Net change in unrealized appreciation/depreciation	10,052,677	40,074,721
Net increase (decrease) in net assets resulting from operations	24,241,292	95,396,895
Distributions to shareholders	(9,088,977)	(22,689,552)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	17,625,687	22,608,908
Cost of shares redeemed	(28,682,820)	(33,785,277)
Other Capital	7,948	16,181
Net increase (decrease) in net assets from beneficial interest transactions	(11,049,185)	(11,160,188)
Net increase (decrease) in net assets during the period	4,103,130	61,547,155
Net assets at beginning of period	632,729,701	571,182,546
NET ASSETS AT END OF PERIOD	$636,832,831	$632,729,701
SHARES OF BENEFICIAL INTEREST:
Shares sold	450,000	600,000
Shares redeemed	(750,000)	(950,000)
Net increase (decrease) from share transactions	(300,000)	(350,000)
See accompanying notes to financial statements.
174

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR Bloomberg SASB Emerging Markets ESG Select ETF
For the Period 01/11/22*- 3/31/22 (Unaudited)
Net asset value, beginning of period	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05
Net realized and unrealized gain (loss) (b)	(2.77)
Total from investment operations	(2.72)
Distributions to shareholders from:
Net investment income	—
Net asset value, end of period	$ 27.28
Total return (c)	(9.06)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,280
Ratios to average net assets:
Total expenses	0.16%(d)
Net investment income (loss)	0.73%(d)
Portfolio turnover rate (e)	43%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
175

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
For the Period 01/11/22*- 3/31/22 (Unaudited)
Net asset value, beginning of period	$ 28.64
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19
Net realized and unrealized gain (loss) (b)	(1.43)
Total from investment operations	(1.24)
Distributions to shareholders from:
Net investment income	(0.12)
Net asset value, end of period	$ 27.28
Total return (c)	(4.33)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,284
Ratios to average net assets:
Total expenses	0.12%(d)
Net investment income (loss)	3.02%(d)
Portfolio turnover rate (e)	10%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
176

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 45.45	$ 36.40	$ 37.79	$ 38.35	$ 41.30	$ 32.76
Income (loss) from investment operations:
Net investment income (loss) (b)	0.39	1.06	0.81	1.02	1.17	1.04
Net realized and unrealized gain (loss) (c)	(3.50)	8.77	(1.46)	(0.49)	(2.89)	8.34
Total from investment operations	(3.11)	9.83	(0.65)	0.53	(1.72)	9.38
Net equalization credits and charges (b)	(0.05)	0.12	(0.00)(d)	(0.01)	(0.08)	0.13
Distributions to shareholders from:
Net investment income	(0.67)	(0.90)	(0.74)	(1.08)	(1.15)	(0.97)
Net asset value, end of period	$ 41.62	$ 45.45	$ 36.40	$ 37.79	$ 38.35	$ 41.30
Total return (e)	(7.05)%	27.32%	(1.65)%	1.43%	(4.40)%	29.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,885,625	$2,622,326	$1,747,270	$2,050,307	$3,108,379	$4,555,667
Ratios to average net assets:
Total expenses	0.29%(f)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	1.72%(f)	2.39%	2.21%	2.80%	2.89%	2.83%
Portfolio turnover rate (g)	3%(h)	11%	9%	6%	7%	4%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
177

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20(a)	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)	Year Ended 9/30/17(a)(b)
Net asset value, beginning of period	$ 29.15	$ 24.01	$ 24.08	$ 24.97	$ 25.11	$ 21.56
Income (loss) from investment operations:
Net investment income (loss) (c)	0.30	0.71	0.54	0.76	0.67	0.60
Net realized and unrealized gain (loss) (d)	(1.22)	5.05	0.06	(0.95)	(0.21)	3.48
Total from investment operations	(0.92)	5.76	0.60	(0.19)	0.46	4.08
Other capital	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.00(e)	(0.00)(e)
Distributions to shareholders from:
Net investment income	(0.46)	(0.62)	(0.67)	(0.70)	(0.60)	(0.53)
Net asset value, end of period	$ 27.77	$ 29.15	$ 24.01	$ 24.08	$ 24.97	$ 25.11
Total return (f)	(3.23)%	23.98%	2.44%	(0.61)%	1.76%	19.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,813,545	$1,763,381	$1,270,389	$1,683,113	$1,550,892	$1,461,775
Ratios to average net assets:
Total expenses	0.30%(g)	0.32%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.30%(g)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.07%(g)	2.48%	2.26%	3.20%	2.61%	2.62%
Portfolio turnover rate (h)	1%(i)	5%	4%	3%	3%	3%
(a)	On September 20, 2019, the SPDR MSCI ACWI ex-US ETF underwent a 3-for-2 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
178

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 29.82	$ 24.29	$ 29.99	$ 30.87	$ 30.31	$ 27.40
Income (loss) from investment operations:
Net investment income (loss) (b)	0.14	1.05	0.96	1.25	1.05	1.18
Net realized and unrealized gain (loss) (c)	(0.28)	5.51	(5.68)	(0.87)	0.57	2.70
Total from investment operations	(0.14)	6.56	(4.72)	0.38	1.62	3.88
Net equalization credits and charges (b)	0.00(d)	(0.01)	(0.01)	(0.03)	(0.01)	0.04
Contribution from Affiliate	—	—	—	0.01	—	—
Other capital	0.00(d)	0.00(d)	0.01	0.01	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.24)	(1.02)	(0.98)	(1.25)	(1.05)	(1.01)
Net asset value, end of period	$ 29.44	$ 29.82	$ 24.29	$ 29.99	$ 30.87	$ 30.31
Total return (e)	(0.48)%	26.96%	(15.71)%	1.09%(f)	5.26%	14.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$287,019	$295,201	$255,057	$410,811	$402,845	$422,858
Ratios to average net assets:
Total expenses	0.49%(g)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.91%(g)	3.63%	3.47%	4.00%	3.21%	4.05%
Portfolio turnover rate (h)	19%(i)	75%	78%	73%	55%	123%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Affiliate had not made a voluntary contribution during the year ended September 30, 2019, the total return would have been 1.06%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
179

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 59.20	$ 44.37	$ 43.50	$ 44.89	$ 49.42	$ 42.74
Income (loss) from investment operations:
Net investment income (loss) (b)	0.31	1.09	0.94	1.12	1.19	1.04
Net realized and unrealized gain (loss) (c)	(1.19)	14.99	1.11	(1.21)	(4.25)	6.61
Total from investment operations	(0.88)	16.08	2.05	(0.09)	(3.06)	7.65
Other capital	0.00(d)	0.01	0.01	0.01	0.01	0.03
Distributions to shareholders from:
Net investment income	(1.19)	(1.26)	(1.19)	(1.31)	(1.48)	(1.00)
Total distributions	(1.19)	(1.26)	—	(0.00)	—	—
Net asset value, end of period	$ 57.13	$ 59.20	$ 44.37	$ 43.50	$ 44.89	$ 49.42
Total return (e)	(1.51)%	36.48%	4.75%	(0.07)%	(6.49)%	18.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$668,430	$651,163	$505,767	$522,052	$471,349	$479,338
Ratios to average net assets:
Total expenses	0.65%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	1.05%(f)	1.97%	2.22%	2.58%	2.37%	2.30%
Portfolio turnover rate (g)	4%(h)	42%	30%	23%	24%	34%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
180

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 38.11	$ 33.70	$ 38.98	$ 38.05	$ 40.25	$ 36.61
Income (loss) from investment operations:
Net investment income (loss) (b)	0.41	1.34	1.31	1.47	1.50	1.51
Net realized and unrealized gain (loss) (c)	1.11	4.44	(4.88)	1.16	(1.95)	4.13
Total from investment operations	1.52	5.78	(3.57)	2.63	(0.45)	5.64
Net equalization credits and charges (b)	—	—	—	(0.01)	(0.12)	(0.01)
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.56)	(1.37)	(1.71)	(1.69)	(1.63)	(1.99)
Net asset value, end of period	$ 39.07	$ 38.11	$ 33.70	$ 38.98	$ 38.05	$ 40.25
Total return (e)	4.00%	17.20%	(9.24)%	7.12%	(1.49)%	15.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$636,833	$632,730	$571,183	$781,556	$861,910	$1,251,962
Ratios to average net assets:
Total expenses	0.45%(f)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	2.12%(f)	3.52%	3.64%	3.89%	3.74%	3.95%
Portfolio turnover rate (g)	11%(h)	54%	65%	66%	47%	122%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
181

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2022, the Trust consists of twenty-six (26) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act. The SPDR® Bloomberg SASB Emerging Markets ESG Select ETF and SPDR® Bloomberg SASB Developed Markets Ex US ESG Select ETF were formed on January 10, 2022 and commenced operations on January 11, 2022.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
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Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series
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of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
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The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which
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the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended March 31, 2022:
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
Distributions
The SPDR Bloomberg SASB Emerging Markets ESG Select ETF, SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF and SPDR S&P International Dividend ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR MSCI ACWI ex-US ETF and the SPDR S&P Emerging Markets Small Cap ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments
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and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2022, the SPDR S&P Emerging Markets Dividend ETF and the SPDR S&P Emerging Markets Small Cap ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Swaps
Certain funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over the counter (“OTC”) market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap contracts premiums paid and swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
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A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as Payable for Collateral for the Total Return Swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Total Return Swaps
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
For the period ended March 31, 2022, the SPDR S&P International Dividend Fund entered into total return swap contracts in order to gain exposure to stocks in the index in which the Fund tracks, however, there were none outstanding as of period ended March 31, 2022.
Risks associated with Derivatives
Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When a Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of a Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for a Fund's derivative positions at any time and may impact the
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Fund's ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement a Fund's performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. A Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.
Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into OTC under the terms and conditions of an ISDA Master Agreement , which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged or received by a Fund, if any, is noted in the Fund's Schedules of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness have has been recommended by SSGA FM approved by the Board. The Fund bears the market risk arising from any change in index or security values or interest rates.
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The following tables summarize the value of the Fund's derivative instruments as of March 31, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	$—	$—	$—	$ 2,605	$—	$ 2,605
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	106,105	—	106,105
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	$—	$—	$ —	$ (83,650)	$—	$ (83,650)
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	(368,854)	—	(368,854)
SPDR S&P International Dividend ETF
Swap Contracts	—	—	(89)	—	—	(89)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	$—	$—	$—	$ 47,202	$—	$ 47,202
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	265,779	—	265,779
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4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	0.16%
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	0.12
SPDR EURO STOXX 50 ETF	0.29
SPDR MSCI ACWI ex-US ETF	0.30
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P International Dividend ETF	0.45
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2023 except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustee") (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
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Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Effective January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across the SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2022 are disclosed in the Schedules of Investments.
From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2021, based on management’s evaluation of the shareholder account base, two Funds had accounts representing controlling ownership of more than 10% of each Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of
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the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	1	48.5%
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	1	50.1%
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2022, were as follows:
	Purchases	Sales
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	$41,929,999	$12,087,213
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	2,819,681	2,920,221
SPDR EURO STOXX 50 ETF	75,141,628	87,678,541
SPDR MSCI ACWI ex-US ETF	47,767,093	14,174,502
SPDR S&P Emerging Markets Dividend ETF	56,647,510	59,637,552
SPDR S&P Emerging Markets Small Cap ETF	48,499,961	24,305,066
SPDR S&P International Dividend ETF	69,979,656	72,739,189
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
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For the period ended March 31, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	$ —	$ —	$ —
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	28,644,237	—	—
SPDR EURO STOXX 50 ETF	58,699,933	580,290,739	112,758,838
SPDR MSCI ACWI ex-US ETF	93,003,749	—	—
SPDR S&P Emerging Markets Dividend ETF	—	2,153,039	230,425
SPDR S&P Emerging Markets Small Cap ETF	8,465,115	—	—
SPDR S&P International Dividend ETF	15,010,492	26,698,303	2,313,199
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The SPDR® Bloomberg SASB Emerging Markets ESG Select ETF and SPDR® Bloomberg SASB Developed Markets Ex US ESG Select ETF intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the
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extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	$ 29,310,452	$ 1,191,885	$ 3,344,125	$ (2,152,240)
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	28,238,275	838,274	1,957,544	(1,119,270)
SPDR EURO STOXX 50 ETF	1,978,925,890	209,895,700	311,363,791	(101,468,091)
SPDR MSCI ACWI ex-US ETF	1,693,633,097	375,235,906	237,637,607	137,598,299
SPDR S&P Emerging Markets Dividend ETF	286,413,083	39,798,075	38,847,686	950,389
SPDR S&P Emerging Markets Small Cap ETF	631,352,647	126,280,334	75,570,876	50,709,458
SPDR S&P International Dividend ETF	618,400,257	61,898,623	34,432,365	27,466,258
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
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The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX 50 ETF	$ 162,736	$ 171,780	$ —	$ 171,780
SPDR MSCI ACWI ex-US ETF	51,053,536	35,221,016	19,856,479	55,077,495
SPDR S&P Emerging Markets Dividend ETF	11,503,298	958,524	11,929,923	12,888,447
SPDR S&P Emerging Markets Small Cap ETF	51,585,107	14,020,872	43,355,251	57,376,123
SPDR S&P International Dividend ETF	31,810,505	13,222,205	20,563,639	33,785,844
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

196

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of March 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX 50 ETF	Common Stocks	$ 171,780	$—	$—	$—	$ 171,780	$ 171,780
SPDR MSCI ACWI Ex-US ETF	Common Stocks	35,221,016	—	—	—	35,221,016	35,221,016
SPDR S&P Emerging Markets Dividend ETF	Common Stocks	958,524	—	—	—	958,524	958,524
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	14,020,872	—	—	—	14,020,872	14,020,872
SPDR S&P International Dividend ETF	Common Stocks	13,222,205	—	—	—	13,222,205	13,222,205
10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The following Funds participate in the credit facility as of March 31, 2022:
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The Funds had no outstanding loans as of March 31, 2022.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021 the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
197

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for
198

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
199

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2021 to March 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

	SPDR Bloomberg SASB Emerging Markets ESG Select ETF	SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	SPDR EURO STOXX 50 ETF
Annualized Expense Ratio	0.16%(a)	0.12%(a)	0.29%
Actual:
Ending Account Value	$ 909.40	$ 913.50	$ 929.50
Expenses Paid During Period	0.33(b)	0.25(b)	1.40(c)
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,024.30	1,023.50
Expenses Paid During Period	0.81(b)	0.61(b)	1.46(c)
	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF
Annualized Expense Ratio	0.30%	0.49%	0.65%
Actual:
Ending Account Value	$ 967.70	$ 995.20	$ 984.90
Expenses Paid During Period(c)	1.47	2.44	3.22
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.40	1,022.50	1,021.70
Expenses Paid During Period(c)	1.51	2.47	3.28
SPDR S&P International Dividend ETF
Annualized Expense Ratio	0.45%
Actual:
Ending Account Value	$1,040.00
Expenses Paid During Period(c)	2.29
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.70
Expenses Paid During Period(c)	2.27
(a)	For the period January 11, 2022 (commencement of operations) through March 31, 2022.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 80, then divided by 365.
(c)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
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OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for periods ending June 2021 and December 2021 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds’ proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to Funds’ portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov.
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Approval of investment advisory agreement:
At a meeting held prior to March 31, 2022, the Board of Trustees of the Trust (the “Board”) evaluated a proposal related to the initial approval of advisory arrangements for two new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to SPDR Bloomberg SASB Emerging Markets ESG Select ETF and the SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF (each a “New ETF” and collectively the “New ETFs”), which commenced operations during the period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the New ETFs under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as each New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s anticipated responsibilities for managing investment operations of each New ETF in accordance with each New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of each New ETF as an exchange-traded fund and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of each New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each New ETF’s compliance with its investment objective and policies, and with applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State
204

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange- traded funds with index-based investment objectives, as well as actively-managed exchange-traded funds, as applicable.
Fees Charged to Comparable Funds
The Board evaluated each New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes with respect to each series of the Trust and SPDR Series Trust, and exchange-traded funds that are actively managed with respect to each series of SSGA Active Trust. The Board reviewed the universe of similar exchange-traded funds for each New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund-by-fund analysis of the data. In certain instances considered appropriate by the Board, the Board explored with management the reasons for the differences between a New ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each New ETF’s assets grow in size. The Board noted that the advisory fee rate for each New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with each New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as each New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the respective Agreement for
205

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

each New ETF. In approving each Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Agreement were fair and reasonable and that the approval of the Agreement was in the best interests of the applicable New ETF and its shareholders. The Board’s conclusions with respect to each Agreement were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to each applicable New ETF were appropriate; (b) the Adviser’s unitary fee for each New ETF, considered in relation to services expected to be provided, and in relation to fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross, Interested Non-Management Trustee
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2022 State Street Corporation - All Rights Reserved
SPDRISINTLSAR

Semi-Annual Report
March 31, 2022
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR Dow Jones Global Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Prologis, Inc. REIT	7.4%
Public Storage REIT	3.7
Simon Property Group, Inc. REIT	2.7
Welltower, Inc. REIT	2.6
Digital Realty Trust, Inc. REIT	2.5
Realty Income Corp. REIT	2.4
AvalonBay Communities, Inc. REIT	2.1
Equity Residential REIT	1.9
Alexandria Real Estate Equities, Inc. REIT	1.8
Extra Space Storage, Inc. REIT	1.7
TOTAL	28.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2022

% of Net Assets
Equity Real Estate Investment Trusts (REITs)	91.2%
Real Estate Management & Development	8.3
Diversified Financial Services	0.0*
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Dow Jones International Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Segro PLC REIT	4.1%
Mitsui Fudosan Co., Ltd.	4.0
Link REIT REIT	3.5
Scentre Group REIT	2.3
Nippon Building Fund, Inc. REIT	1.9
Dexus REIT	1.7
CapitaLand Integrated Commercial Trust REIT	1.6
Unibail-Rodamco-Westfield REIT	1.6
LEG Immobilien SE	1.6
Nippon Prologis REIT, Inc. REIT	1.5
TOTAL	23.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2022

% of Net Assets
Equity Real Estate Investment Trusts (REITs)	73.4%
Real Estate Management & Development	25.9
Diversified Financial Services	0.0*
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P China ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Tencent Holdings, Ltd.	11.1%
Alibaba Group Holding, Ltd. ADR	7.7
Meituan Class B	3.1
China Construction Bank Corp. Class H	2.9
JD.com, Inc. ADR	2.0
Ping An Insurance Group Co. of China, Ltd. Class H	1.6
Industrial & Commercial Bank of China, Ltd. Class H	1.6
Baidu, Inc. ADR	1.4
NetEase, Inc. ADR	1.3
Bank of China, Ltd. Class H	1.2
TOTAL	33.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2022

% of Net Assets
Consumer Discretionary	24.3%
Financials	16.9
Communication Services	16.0
Industrials	7.5
Health Care	7.2
Information Technology	7.1
Consumer Staples	6.0
Materials	5.2
Real Estate	4.6
Energy	2.6
Utilities	2.4
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P Global Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
BHP Group, Ltd.	5.4%
Shell PLC	4.4
Nutrien, Ltd.	4.3
Exxon Mobil Corp.	4.0
Chevron Corp.	3.6
Vale SA ADR	3.2
Freeport-McMoRan, Inc.	2.8
Glencore PLC	2.8
Anglo American PLC	2.7
TotalEnergies SE	2.6
TOTAL	35.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR S&P International Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Crescent Point Energy Corp.	0.3%
NTT UD REIT Investment Corp. REIT	0.3
MEG Energy Corp.	0.2
Baytex Energy Corp.	0.2
National Storage REIT REIT	0.2
Vermilion Energy, Inc.	0.2
New Wave Group AB Class B	0.2
Shochiku Co., Ltd.	0.2
Rorze Corp.	0.2
DTS Corp.	0.2
TOTAL	2.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
5

SPDR S&P North American Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Exxon Mobil Corp.	8.4%
Nutrien, Ltd.	6.9
Archer-Daniels-Midland Co.	6.8
Chevron Corp.	6.4
Newmont Corp.	6.0
Freeport-McMoRan, Inc.	5.4
ConocoPhillips	4.9
Corteva, Inc.	4.5
Barrick Gold Corp.	4.5
Canadian Natural Resources, Ltd.	4.5
TOTAL	58.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
6

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 2.9%
BWP Trust REIT	442,247	$ 1,338,384
Centuria Industrial REIT	499,645	1,440,800
Charter Hall Long Wale REIT	567,981	2,269,114
Charter Hall Retail REIT	477,832	1,510,665
Dexus REIT	994,985	8,181,662
GPT Group REIT	1,771,320	6,890,293
National Storage REIT	1,014,902	2,065,401
Scentre Group REIT	4,803,954	11,002,961
Shopping Centres Australasia Property Group REIT	1,027,654	2,253,412
Vicinity Centres REIT	3,580,605	5,014,714
Waypoint REIT, Ltd.	661,556	1,326,443
		43,293,849
AUSTRIA — 0.1%
CA Immobilien Anlagen AG	44,432	1,386,716
BELGIUM — 0.9%
Aedifica SA REIT	33,581	4,259,486
Cofinimmo SA REIT	27,532	4,043,620
Warehouses De Pauw CVA REIT	130,021	5,656,515
		13,959,621
BRAZIL — 0.3%
BR Malls Participacoes SA (a)	850,021	1,659,991
BR Properties SA	235,800	441,137
Iguatemi SA (a)	151,490	651,937
Multiplan Empreendimentos Imobiliarios SA	277,400	1,429,045
		4,182,110
CANADA — 1.3%
Artis Real Estate Investment Trust	55,064	576,187
Boardwalk Real Estate Investment Trust	22,195	1,044,669
Canadian Apartment Properties REIT	78,407	3,367,788
Dream Industrial Real Estate Investment Trust	113,273	1,463,694
Dream Office Real Estate Investment Trust	23,459	523,440
First Capital Real Estate Investment Trust	98,612	1,417,145
Granite Real Estate Investment Trust	30,466	2,350,837
H&R Real Estate Investment Trust	129,982	1,358,044
InterRent Real Estate Investment Trust	64,848	830,167
Primaris Real Estate Investment Trust	43,462	538,991
RioCan Real Estate Investment Trust	139,714	2,822,132
SmartCentres Real Estate Investment Trust	65,189	1,713,426
See accompanying notes to financial statements.
7

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Summit Industrial Income REIT	85,539	$ 1,508,001
		19,514,521
FINLAND — 0.2%
Kojamo Oyj	139,326	3,376,360
FRANCE — 1.5%
Covivio REIT	43,724	3,509,576
Gecina SA REIT	50,274	6,393,643
Klepierre SA REIT (a)	180,217	4,848,537
Unibail-Rodamco-Westfield REIT (a)	107,895	8,184,968
		22,936,724
GERMANY — 1.2%
alstria office REIT-AG	13,307	182,262
Aroundtown SA	896,574	5,181,396
Deutsche EuroShop AG	48,745	906,828
Deutsche Wohnen SE	44,270	1,497,414
Grand City Properties SA	98,602	1,987,937
LEG Immobilien SE	67,394	7,742,300
		17,498,137
HONG KONG — 2.1%
Hang Lung Properties, Ltd.	1,739,018	3,508,502
Hysan Development Co., Ltd.	556,731	1,627,952
Link REIT	1,956,474	16,738,228
Swire Properties, Ltd.	987,200	2,453,062
Wharf Real Estate Investment Co., Ltd.	1,416,000	7,024,491
		31,352,235
ISRAEL — 0.2%
Azrieli Group, Ltd.	33,606	2,967,543
JAPAN — 9.2%
Activia Properties, Inc. REIT	710	2,480,247
Advance Residence Investment Corp. REIT	1,305	3,703,996
Aeon Mall Co., Ltd.	86,800	1,163,531
AEON REIT Investment Corp.	1,551	1,929,565
Comforia Residential REIT, Inc.	584	1,580,589
Daiwa House REIT Investment Corp.	1,939	5,239,893
Daiwa Office Investment Corp. REIT	281	1,752,560
Daiwa Securities Living Investments Corp. REIT	1,989	1,886,170
Frontier Real Estate Investment Corp. REIT	468	1,954,900
Fukuoka REIT Corp.	720	996,581
Global One Real Estate Investment Corp. REIT	862	796,129
See accompanying notes to financial statements.
8

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
GLP J-REIT (a)	4,141	$ 6,325,367
Hoshino Resorts REIT, Inc.	246	1,384,288
Hulic Co., Ltd.	546,700	4,959,149
Hulic REIT, Inc.	1,217	1,670,461
Ichigo Office REIT Investment Corp.	1,415	1,028,243
Industrial & Infrastructure Fund Investment Corp. REIT	1,927	2,935,549
Invincible Investment Corp. REIT	5,763	2,003,696
Japan Excellent, Inc. REIT	1,252	1,392,544
Japan Hotel REIT Investment Corp.	4,141	2,125,514
Japan Logistics Fund, Inc. REIT	827	2,163,316
Japan Metropolitan Fund Invest REIT	6,449	5,472,684
Japan Prime Realty Investment Corp. REIT	901	2,965,598
Japan Real Estate Investment Corp. REIT	1,302	6,854,608
Kenedix Office Investment Corp. REIT	375	2,258,496
Kenedix Residential Next Investment Corp. REIT	925	1,627,086
Kenedix Retail REIT Corp.	549	1,265,584
LaSalle Logiport REIT	1,647	2,377,379
Mirai Corp. REIT	1,595	695,164
Mitsubishi Estate Logistics REIT Investment Corp. (a)	402	1,568,255
Mitsui Fudosan Co., Ltd.	895,500	19,330,258
Mitsui Fudosan Logistics Park, Inc. REIT	509	2,411,329
Mori Hills REIT Investment Corp.	1,516	1,887,272
Mori Trust Sogo REIT, Inc.	864	1,017,936
Nippon Accommodations Fund, Inc. REIT	452	2,383,357
Nippon Building Fund, Inc. REIT	1,564	8,916,894
Nippon Prologis REIT, Inc. (a)	2,480	7,284,202
NIPPON REIT Investment Corp.	404	1,274,826
Nomura Real Estate Master Fund, Inc. REIT (a)	4,360	5,790,583
NTT UD REIT Investment Corp.	1,343	1,782,552
Orix JREIT, Inc.	2,525	3,438,785
Sekisui House REIT, Inc.	4,140	2,752,610
Tokyu REIT, Inc.	849	1,382,882
United Urban Investment Corp. REIT	2,898	3,359,412
		137,570,040
MALTA — 0.0% (b)
BGP Holdings PLC (c)	1,313,937	—
MEXICO — 0.2%
Fibra Uno Administracion SA de CV REIT	2,818,040	3,292,565
NETHERLANDS — 0.1%
Eurocommercial Properties NV	38,125	1,053,920
See accompanying notes to financial statements.
9

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wereldhave NV REIT (d)	39,214	$ 770,531
		1,824,451
NORWAY — 0.2%
Entra ASA (e)	168,419	3,403,435
ROMANIA — 0.2%
NEPI Rockcastle PLC	438,622	2,913,741
SAUDI ARABIA — 0.0% (b)
Arabian Centres Co., Ltd.	107,130	631,100
SINGAPORE — 3.0%
Ascendas Real Estate Investment Trust	3,107,291	6,727,279
CapitaLand China Trust REIT	1,070,900	957,468
CapitaLand Integrated Commercial Trust REIT	4,665,307	7,756,265
Capitaland Investment, Ltd. (a)	2,304,317	6,793,678
Frasers Centrepoint Trust REIT	1,004,293	1,810,673
Frasers Logistics & Commercial Trust REIT	2,688,100	2,899,934
Keppel DC REIT	1,240,700	2,090,218
Keppel REIT	1,865,612	1,681,787
Mapletree Commercial Trust REIT (d)	2,023,831	2,826,350
Mapletree Industrial Trust REIT	1,819,332	3,616,214
Mapletree Logistics Trust REIT	2,953,363	4,037,183
Mapletree North Asia Commercial Trust REIT	2,020,800	1,836,616
Suntec Real Estate Investment Trust	2,050,495	2,651,469
		45,685,134
SOUTH AFRICA — 0.4%
Growthpoint Properties, Ltd. REIT	3,168,390	3,191,699
Hyprop Investments, Ltd. REIT	323,165	774,048
Redefine Properties, Ltd. REIT	6,161,952	1,948,210
		5,913,957
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	252,507	2,315,044
Merlin Properties Socimi SA REIT	308,281	3,630,750
		5,945,794
SWEDEN — 1.6%
Castellum AB	264,996	6,633,857
Fabege AB (d)	250,867	3,755,172
Hufvudstaden AB Class A	112,697	1,617,403
Sagax AB Class B	154,492	4,757,731
Samhallsbyggnadsbolaget i Norden AB	1,060,820	4,809,284
See accompanying notes to financial statements.
10

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wihlborgs Fastigheter AB	123,422	$ 2,612,954
		24,186,401
SWITZERLAND — 0.9%
PSP Swiss Property AG	42,464	5,611,108
Swiss Prime Site AG (a)	71,460	7,085,819
		12,696,927
THAILAND — 0.2%
Central Pattana PCL NVDR	1,263,500	2,242,000
UNITED KINGDOM — 4.7%
Assura PLC REIT	2,717,570	2,393,742
British Land Co. PLC REIT	867,196	6,056,076
Capital & Counties Properties PLC REIT	807,098	1,860,728
Derwent London PLC REIT	103,838	4,387,292
Grainger PLC	700,500	2,693,156
Great Portland Estates PLC REIT	240,911	2,258,432
Hammerson PLC REIT (d)	3,202,135	1,392,154
Land Securities Group PLC REIT	694,881	7,187,575
LondonMetric Property PLC REIT	902,848	3,278,532
Primary Health Properties PLC REIT (d)	1,227,769	2,397,333
Safestore Holdings PLC REIT	194,552	3,432,504
Segro PLC REIT	1,118,492	19,814,681
Shaftesbury PLC REIT (d)	265,657	2,159,876
Tritax Big Box REIT PLC	1,726,491	5,496,562
UNITE Group PLC REIT	369,387	5,631,974
		70,440,617
UNITED STATES — 67.7%
Acadia Realty Trust REIT	83,936	1,818,893
Agree Realty Corp. REIT	66,010	4,380,424
Alexandria Real Estate Equities, Inc. REIT	135,337	27,236,571
American Assets Trust, Inc. REIT	49,347	1,869,758
American Campus Communities, Inc. REIT	128,713	7,204,067
American Homes 4 Rent Class A, REIT	273,351	10,942,241
Americold Realty Trust REIT	246,657	6,876,797
Apartment Income REIT Corp.	145,273	7,766,295
Apartment Investment & Management Co. Class A, REIT (a)	147,135	1,077,028
Apple Hospitality REIT, Inc.	196,219	3,526,055
Ashford Hospitality Trust, Inc. REIT (a)(d)	28,660	292,332
AvalonBay Communities, Inc. REIT	129,938	32,272,701
Boston Properties, Inc. REIT	132,218	17,029,678
Brandywine Realty Trust REIT	162,572	2,298,768
See accompanying notes to financial statements.
11

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Brixmor Property Group, Inc. REIT	277,796	$ 7,169,915
Broadstone Net Lease, Inc. REIT	150,857	3,285,665
Camden Property Trust REIT	95,053	15,797,809
CareTrust REIT, Inc.	91,344	1,762,939
Centerspace REIT	13,450	1,319,714
Chatham Lodging Trust REIT (a)	45,787	631,403
City Office REIT, Inc.	40,424	713,888
Community Healthcare Trust, Inc. REIT	22,223	938,033
Corporate Office Properties Trust REIT	103,556	2,955,488
Cousins Properties, Inc. REIT	137,463	5,538,384
CubeSmart REIT	203,689	10,597,939
DiamondRock Hospitality Co. REIT (a)	200,431	2,024,353
Digital Realty Trust, Inc. REIT	263,922	37,424,140
Diversified Healthcare Trust REIT	231,690	741,408
Douglas Emmett, Inc. REIT	162,540	5,432,087
Duke Realty Corp. REIT	354,283	20,569,671
Easterly Government Properties, Inc. REIT	79,129	1,672,787
EastGroup Properties, Inc. REIT	37,687	7,661,013
Empire State Realty Trust, Inc. Class A, REIT	135,069	1,326,378
EPR Properties REIT	69,132	3,782,212
Equity Commonwealth REIT (a)	106,654	3,008,709
Equity LifeStyle Properties, Inc. REIT	160,655	12,286,894
Equity Residential REIT	317,763	28,573,249
Essential Properties Realty Trust, Inc. REIT	112,594	2,848,628
Essex Property Trust, Inc. REIT	60,712	20,974,782
Extra Space Storage, Inc. REIT	124,488	25,594,733
Federal Realty Investment Trust REIT	65,421	7,985,941
First Industrial Realty Trust, Inc. REIT	120,544	7,462,879
Four Corners Property Trust, Inc. REIT	73,295	1,981,897
Franklin Street Properties Corp. REIT	91,152	537,797
Getty Realty Corp. REIT	37,292	1,067,297
Global Medical REIT, Inc.	56,086	915,324
Global Net Lease, Inc. REIT	95,773	1,506,509
Healthcare Realty Trust, Inc. REIT	136,543	3,752,202
Healthcare Trust of America, Inc. Class A, REIT	204,244	6,401,007
Healthpeak Properties, Inc. REIT	501,730	17,224,391
Hersha Hospitality Trust REIT (a)	35,049	318,245
Highwoods Properties, Inc. REIT	96,577	4,417,432
Host Hotels & Resorts, Inc. REIT	661,052	12,844,240
Hudson Pacific Properties, Inc. REIT	140,949	3,911,335
Independence Realty Trust, Inc. REIT	203,945	5,392,306
Industrial Logistics Properties Trust REIT	59,896	1,357,842
See accompanying notes to financial statements.
12

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT	23,657	$ 4,859,148
Invitation Homes, Inc. REIT	555,056	22,302,150
JBG SMITH Properties REIT	105,495	3,082,564
Kilroy Realty Corp. REIT	98,043	7,492,446
Kimco Realty Corp. REIT	573,815	14,173,230
Kite Realty Group Trust REIT	202,644	4,614,204
Life Storage, Inc. REIT	75,888	10,656,952
LTC Properties, Inc. REIT	36,142	1,390,383
LXP Industrial Trust REIT	263,707	4,140,200
Macerich Co. REIT	196,855	3,078,812
Medical Properties Trust, Inc. REIT	555,814	11,749,908
Mid-America Apartment Communities, Inc. REIT	107,295	22,472,938
National Health Investors, Inc. REIT	42,255	2,493,468
National Retail Properties, Inc. REIT	162,505	7,302,975
National Storage Affiliates Trust REIT	75,877	4,762,041
Necessity Retail REIT, Inc.	116,736	923,382
NETSTREIT Corp.	36,780	825,343
NexPoint Residential Trust, Inc. REIT	21,251	1,919,178
Office Properties Income Trust REIT	46,983	1,208,873
Omega Healthcare Investors, Inc. REIT	220,960	6,885,114
Orion Office REIT, Inc.	52,891	740,474
Paramount Group, Inc. REIT	155,317	1,694,508
Park Hotels & Resorts, Inc. REIT	218,683	4,270,879
Pebblebrook Hotel Trust REIT	121,177	2,966,413
Piedmont Office Realty Trust, Inc. Class A, REIT	117,563	2,024,435
Plymouth Industrial REIT, Inc.	31,538	854,680
Prologis, Inc. REIT	687,876	111,078,216
PS Business Parks, Inc. REIT	18,493	3,108,303
Public Storage REIT	141,817	55,348,339
Realty Income Corp. REIT	526,039	36,454,503
Regency Centers Corp. REIT	142,575	10,171,300
Retail Opportunity Investments Corp. REIT	111,885	2,169,450
Rexford Industrial Realty, Inc. REIT	148,262	11,058,863
RLJ Lodging Trust REIT	156,670	2,205,914
RPT Realty REIT	78,495	1,080,876
Ryman Hospitality Properties, Inc. REIT (a)	50,999	4,731,177
Seritage Growth Properties Class A, REIT (a)(d)	34,229	433,339
Service Properties Trust REIT	154,774	1,366,654
Simon Property Group, Inc. REIT	305,519	40,194,080
SITE Centers Corp. REIT	165,666	2,768,279
SL Green Realty Corp. REIT (d)	59,245	4,809,509
Spirit Realty Capital, Inc. REIT	118,005	5,430,590
See accompanying notes to financial statements.
13

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
STAG Industrial, Inc. REIT	163,741	$ 6,770,690
STORE Capital Corp. REIT	226,949	6,633,719
Summit Hotel Properties, Inc. REIT (a)	102,914	1,025,023
Sun Communities, Inc. REIT	107,850	18,905,026
Sunstone Hotel Investors, Inc. REIT (a)	202,287	2,382,941
Tanger Factory Outlet Centers, Inc. REIT	99,170	1,704,732
Terreno Realty Corp. REIT	70,363	5,210,380
UDR, Inc. REIT	278,223	15,961,654
UMH Properties, Inc. REIT	41,650	1,024,174
Universal Health Realty Income Trust REIT	12,301	718,009
Urban Edge Properties REIT	104,454	1,995,071
Ventas, Inc. REIT	371,303	22,931,673
Veris Residential, Inc. REIT (a)	74,760	1,300,076
Vornado Realty Trust REIT	147,089	6,666,073
Washington Real Estate Investment Trust	78,013	1,989,331
Welltower, Inc. REIT	404,720	38,909,781
WP Carey, Inc. REIT	177,344	14,336,489
Xenia Hotels & Resorts, Inc. REIT (a)	106,906	2,062,217
		1,018,121,622
TOTAL COMMON STOCKS (Cost $1,308,412,838)		1,495,335,600

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f)(g)	4,482,981	4,482,533
State Street Navigator Securities Lending Portfolio II (h)(i)	1,518,376	1,518,376
TOTAL SHORT-TERM INVESTMENTS (Cost $6,000,766)		6,000,909
TOTAL INVESTMENTS — 99.9% (Cost $1,314,413,604)		1,501,336,509
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,827,584
NET ASSETS — 100.0%		$ 1,503,164,093
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at March 31, 2022.
See accompanying notes to financial statements.
14

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	190	06/17/2022	$7,704,397	$7,972,400	$268,003
During the period ended March 31, 2022, average notional value related to futures contracts was $7,413,200.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,495,335,600	$—	$ 0(a)	$1,495,335,600
Short-Term Investments	6,000,909	—	—	6,000,909
TOTAL INVESTMENTS	$1,501,336,509	$—	$ 0	$1,501,336,509
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	268,003	—	—	268,003
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
15

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,838,198	$1,838,566	$52,615,265	$49,970,550	$(891)	$143	4,482,981	$4,482,533	$ 1,252
State Street Navigator Securities Lending Portfolio II	1,555,303	1,555,303	36,024,867	36,061,794	—	—	1,518,376	1,518,376	33,035
Total		$3,393,869	$88,640,132	$86,032,344	$(891)	$143		$6,000,909	$34,287
See accompanying notes to financial statements.
16

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 9.0%
BWP Trust REIT	590,033	$ 1,785,633
Centuria Industrial REIT	667,095	1,923,666
Charter Hall Long Wale REIT	750,382	2,997,816
Charter Hall Retail REIT	637,757	2,016,268
Dexus REIT	1,330,386	10,939,631
GPT Group REIT	2,369,099	9,215,605
National Storage REIT	1,335,633	2,718,112
Scentre Group REIT	6,421,119	14,706,910
Shopping Centres Australasia Property Group REIT	1,378,623	3,023,008
Vicinity Centres REIT	4,800,408	6,723,074
Waypoint REIT, Ltd.	885,641	1,775,742
		57,825,465
AUSTRIA — 0.3%
CA Immobilien Anlagen AG	57,410	1,791,757
BELGIUM — 2.9%
Aedifica SA REIT	45,049	5,714,111
Cofinimmo SA REIT	36,437	5,351,496
Warehouses De Pauw CVA REIT	173,644	7,554,318
		18,619,925
BRAZIL — 0.8%
BR Malls Participacoes SA (a)	1,021,541	1,994,949
BR Properties SA	253,692	474,610
Iguatemi SA (a)	197,620	850,457
Multiplan Empreendimentos Imobiliarios SA	329,768	1,698,823
		5,018,839
CANADA — 4.0%
Artis Real Estate Investment Trust	74,445	778,989
Boardwalk Real Estate Investment Trust	27,998	1,317,803
Canadian Apartment Properties REIT	105,254	4,520,938
Dream Industrial Real Estate Investment Trust	149,243	1,928,491
Dream Office Real Estate Investment Trust	28,896	644,755
First Capital Real Estate Investment Trust	131,787	1,893,901
Granite Real Estate Investment Trust	39,901	3,078,867
H&R Real Estate Investment Trust	173,225	1,809,844
InterRent Real Estate Investment Trust	84,486	1,081,567
Primaris Real Estate Investment Trust	59,079	732,664
RioCan Real Estate Investment Trust	187,275	3,782,833
SmartCentres Real Estate Investment Trust	87,123	2,289,939
See accompanying notes to financial statements.
17

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Summit Industrial Income REIT	112,753	$ 1,987,768
		25,848,359
FINLAND — 0.7%
Kojamo Oyj (b)	187,108	4,534,286
FRANCE — 4.8%
Covivio REIT	58,676	4,709,723
Gecina SA REIT	67,237	8,550,928
Klepierre SA REIT (a)	241,187	6,488,867
Unibail-Rodamco-Westfield REIT (a)	143,999	10,923,835
		30,673,353
GERMANY — 3.6%
alstria office REIT-AG	17,107	234,310
Aroundtown SA	1,197,450	6,920,190
Deutsche EuroShop AG	60,831	1,131,670
Deutsche Wohnen SE	58,934	1,993,417
Grand City Properties SA	127,866	2,577,935
LEG Immobilien SE	90,100	10,350,791
		23,208,313
HONG KONG — 6.5%
Hang Lung Properties, Ltd.	2,279,755	4,599,449
Hysan Development Co., Ltd.	742,846	2,172,175
Link REIT	2,612,194	22,348,111
Swire Properties, Ltd.	1,310,600	3,256,669
Wharf Real Estate Investment Co., Ltd. (b)	1,915,000	9,499,930
		41,876,334
ISRAEL — 0.6%
Azrieli Group, Ltd.	45,080	3,980,742
JAPAN — 28.7%
Activia Properties, Inc. REIT	926	3,234,801
Advance Residence Investment Corp. REIT	1,712	4,859,188
Aeon Mall Co., Ltd.	116,940	1,567,550
AEON REIT Investment Corp.	2,108	2,622,517
Comforia Residential REIT, Inc.	804	2,176,016
Daiwa House REIT Investment Corp.	2,611	7,055,885
Daiwa Office Investment Corp. REIT	362	2,257,747
Daiwa Securities Living Investments Corp. REIT	2,729	2,587,913
Frontier Real Estate Investment Corp. REIT	634	2,648,305
Fukuoka REIT Corp.	908	1,256,799
Global One Real Estate Investment Corp. REIT	1,177	1,087,058
See accompanying notes to financial statements.
18

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
GLP J-REIT (a)	5,574	$ 8,514,271
Hoshino Resorts REIT, Inc.	301	1,693,784
Hulic Co., Ltd.	731,090	6,631,762
Hulic REIT, Inc.	1,588	2,179,698
Ichigo Office REIT Investment Corp.	1,869	1,358,153
Industrial & Infrastructure Fund Investment Corp. REIT	2,572	3,918,128
Invincible Investment Corp. REIT	7,484	2,602,058
Japan Excellent, Inc. REIT	1,577	1,754,027
Japan Hotel REIT Investment Corp.	5,554	2,850,786
Japan Logistics Fund, Inc. REIT	1,120	2,929,763
Japan Metropolitan Fund Invest REIT	8,673	7,359,992
Japan Prime Realty Investment Corp. REIT	1,231	4,051,777
Japan Real Estate Investment Corp. REIT	1,716	9,034,183
Kenedix Office Investment Corp. REIT	529	3,185,986
Kenedix Residential Next Investment Corp. REIT	1,236	2,174,138
Kenedix Retail REIT Corp.	720	1,659,782
LaSalle Logiport REIT	2,207	3,185,717
Mirai Corp. REIT	2,177	948,822
Mitsubishi Estate Logistics REIT Investment Corp. (a)	551	2,149,524
Mitsui Fudosan Co., Ltd.	1,194,600	25,786,628
Mitsui Fudosan Logistics Park, Inc. REIT	679	3,216,684
Mori Hills REIT Investment Corp.	2,006	2,497,274
Mori Trust Sogo REIT, Inc.	1,180	1,390,237
Nippon Accommodations Fund, Inc. REIT	621	3,274,480
Nippon Building Fund, Inc. REIT	2,104	11,995,617
Nippon Prologis REIT, Inc. (a)	3,302	9,698,562
NIPPON REIT Investment Corp.	555	1,751,308
Nomura Real Estate Master Fund, Inc. REIT (a)	5,831	7,744,240
NTT UD REIT Investment Corp.	1,747	2,318,778
Orix JREIT, Inc.	3,412	4,646,786
Sekisui House REIT, Inc.	5,495	3,653,524
Tokyu REIT, Inc.	1,154	1,879,677
United Urban Investment Corp. REIT	3,866	4,481,534
		183,871,459
MALTA — 0.0% (c)
BGP Holdings PLC (d)	32,410,441	—
MEXICO — 0.7%
Fibra Uno Administracion SA de CV REIT	3,646,322	4,260,320
NETHERLANDS — 0.4%
Eurocommercial Properties NV	48,607	1,343,682
See accompanying notes to financial statements.
19

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wereldhave NV REIT (b)	49,502	$ 972,685
		2,316,367
NORWAY — 0.7%
Entra ASA (e)	226,029	4,567,626
ROMANIA — 0.6%
NEPI Rockcastle PLC	593,891	3,945,184
SAUDI ARABIA — 0.1%
Arabian Centres Co., Ltd.	127,025	748,301
SINGAPORE — 9.5%
Ascendas Real Estate Investment Trust	4,153,489	8,992,295
CapitaLand China Trust REIT	1,387,200	1,240,265
CapitaLand Integrated Commercial Trust REIT	6,294,033	10,464,089
Capitaland Investment, Ltd. (a)	3,084,003	9,092,380
Frasers Centrepoint Trust REIT	1,327,738	2,393,823
Frasers Logistics & Commercial Trust REIT	3,614,900	3,899,770
Keppel DC REIT	1,625,300	2,738,156
Keppel REIT (b)	2,428,753	2,189,440
Mapletree Commercial Trust REIT (b)	2,721,171	3,800,209
Mapletree Industrial Trust REIT	2,398,887	4,768,172
Mapletree Logistics Trust REIT	3,957,817	5,410,250
Mapletree North Asia Commercial Trust REIT	2,648,200	2,406,832
Suntec Real Estate Investment Trust	2,710,976	3,505,529
		60,901,210
SOUTH AFRICA — 1.3%
Growthpoint Properties, Ltd. REIT	4,289,246	4,320,801
Hyprop Investments, Ltd. REIT	442,143	1,059,025
Redefine Properties, Ltd. REIT	8,229,525	2,601,910
		7,981,736
SPAIN — 1.2%
Inmobiliaria Colonial Socimi SA REIT	331,864	3,042,608
Merlin Properties Socimi SA REIT	413,934	4,875,068
		7,917,676
SWEDEN — 5.1%
Castellum AB (b)	353,744	8,855,557
Fabege AB (b)	336,559	5,037,876
Hufvudstaden AB Class A (b)	144,283	2,070,718
Kungsleden AB (b)	8,752	113,727
Sagax AB Class B	207,059	6,376,583
Samhallsbyggnadsbolaget i Norden AB (b)	1,415,376	6,416,683
See accompanying notes to financial statements.
20

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wihlborgs Fastigheter AB	165,509	$ 3,503,973
		32,375,117
SWITZERLAND — 2.6%
PSP Swiss Property AG	56,897	7,518,256
Swiss Prime Site AG (a)	94,873	9,407,402
		16,925,658
THAILAND — 0.5%
Central Pattana PCL NVDR	1,652,859	2,932,893
UNITED KINGDOM — 14.7%
Assura PLC REIT	3,665,875	3,229,046
British Land Co. PLC REIT	1,159,977	8,100,716
Capital & Counties Properties PLC REIT	1,054,968	2,432,181
Derwent London PLC REIT	139,170	5,880,116
Grainger PLC	918,582	3,531,598
Great Portland Estates PLC REIT	316,009	2,962,443
Hammerson PLC REIT (b)	4,306,743	1,872,391
Land Securities Group PLC REIT	929,258	9,611,879
LondonMetric Property PLC REIT	1,209,413	4,391,768
Primary Health Properties PLC REIT (b)	1,658,448	3,238,273
Safestore Holdings PLC REIT	260,550	4,596,914
Segro PLC REIT	1,487,850	26,358,055
Shaftesbury PLC REIT (b)	357,875	2,909,637
Tritax Big Box REIT PLC	2,309,716	7,353,353
UNITE Group PLC REIT	493,561	7,525,232
		93,993,602
TOTAL COMMON STOCKS (Cost $686,378,171)		636,114,522

SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f)(g)	776,686	776,608
State Street Navigator Securities Lending Portfolio II (h)(i)	21,126,742	21,126,742
TOTAL SHORT-TERM INVESTMENTS (Cost $21,903,272)		21,903,350
TOTAL INVESTMENTS — 102.7% (Cost $708,281,443)		658,017,872
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(17,091,959)
NET ASSETS — 100.0%		$ 640,925,913

See accompanying notes to financial statements.
21

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$636,000,795	$113,727	$ 0(a)	$ 636,114,522
Short-Term Investments	21,903,350	—	—	21,903,350
TOTAL INVESTMENTS	$657,904,145	$113,727	$ 0	$658,017,872
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2022.
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	316,823	$ 316,886	$31,852,912	$31,393,083	$(185)	$78	776,686	$ 776,608	$ 341
State Street Navigator Securities Lending Portfolio II	25,001,714	25,001,714	59,598,132	63,473,104	—	—	21,126,742	21,126,742	63,467
Total		$25,318,600	$91,451,044	$94,866,187	$(185)	$78		$21,903,350	$63,808
See accompanying notes to financial statements.
22

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.3%
AECC Aviation Power Co., Ltd. Class A	160,500	$ 1,135,214
AVIC Electromechanical Systems Co., Ltd. Class A	522,300	890,232
AviChina Industry & Technology Co., Ltd. Class H	1,527,000	848,182
AVICOPTER PLC Class A	74,600	598,154
Kuang-Chi Technologies Co., Ltd. Class A (a)	78,600	212,593
		3,684,375
AIR FREIGHT & LOGISTICS — 0.7%
BEST, Inc. ADR (a) (b)	313,529	202,226
JD Logistics, Inc. (a) (b) (c)	445,700	1,100,676
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	9,000	174,440
SF Holding Co., Ltd. Class A	223,100	1,606,098
Sinotrans, Ltd. Class H	1,141,000	356,954
STO Express Co., Ltd. Class A (a)	27,171	31,802
YTO Express Group Co., Ltd. Class A	296,400	805,422
Yunda Holding Co., Ltd. Class A	132,958	367,786
ZTO Express Cayman, Inc. ADR	234,226	5,855,650
		10,501,054
AIRLINES — 0.2%
Air China, Ltd. Class A (a)	806,000	1,156,671
Air China, Ltd. Class H (a) (b)	530,000	371,543
China Eastern Airlines Corp., Ltd. Class A (a)	887,200	654,069
China Eastern Airlines Corp., Ltd. Class H (a) (b)	204,000	68,769
China Southern Airlines Co., Ltd. Class A (a)	547,700	534,059
China Southern Airlines Co., Ltd. Class H (a) (b)	824,000	479,792
		3,264,903
AUTO COMPONENTS — 0.4%
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	5,800	118,730
China First Capital Group, Ltd. (a)	431,600	15,707
Fuyao Glass Industry Group Co., Ltd. Class A	164,700	923,115
Fuyao Glass Industry Group Co., Ltd. Class H (c)	263,600	1,083,831
Huayu Automotive Systems Co., Ltd. Class A	165,100	518,855
Kandi Technologies Group, Inc. (a) (b)	25,690	82,208
Minth Group, Ltd.	500,000	1,233,496
Ningbo Tuopu Group Co., Ltd. Class A	31,200	279,164
Shandong Linglong Tyre Co., Ltd. Class A	159,100	553,132
Tianneng Power International, Ltd. (b)	528,000	454,417
		5,262,655
See accompanying notes to financial statements.
23

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
AUTOMOBILES — 3.8%
BAIC Motor Corp., Ltd. Class H (c)	120,400	$ 40,434
BYD Co., Ltd. Class A	108,900	3,942,159
BYD Co., Ltd. Class H	385,000	11,031,744
Chongqing Changan Automobile Co., Ltd. Class A	543,640	970,281
Dongfeng Motor Group Co., Ltd. Class H	1,517,300	1,141,162
Geely Automobile Holdings, Ltd.	2,877,000	4,540,659
Great Wall Motor Co., Ltd. Class H	2,013,000	3,228,450
Guangzhou Automobile Group Co., Ltd. Class H	2,015,691	1,683,303
Li Auto, Inc. ADR (a)	144,993	3,742,269
NIO, Inc. ADR (a)	752,658	15,843,451
Niu Technologies ADR (a)	18,595	179,628
Qingling Motors Co., Ltd. Class H	3,672,000	693,945
SAIC Motor Corp., Ltd. Class A	515,279	1,379,900
XPeng, Inc. ADR (a)	170,092	4,692,838
Yadea Group Holdings, Ltd. (c)	456,000	705,713
		53,815,936
BANKS — 10.8%
Agricultural Bank of China, Ltd. Class A	5,288,100	2,565,704
Agricultural Bank of China, Ltd. Class H	17,658,000	6,786,855
Bank of Beijing Co., Ltd. Class A	653,700	471,629
Bank of Chengdu Co., Ltd. Class A	457,200	1,081,764
Bank of China, Ltd. Class A	1,934,200	996,335
Bank of China, Ltd. Class H	41,756,700	16,795,669
Bank of Chongqing Co., Ltd. Class H	1,609,500	992,656
Bank of Communications Co., Ltd. Class A	1,003,200	807,541
Bank of Communications Co., Ltd. Class H	12,130,824	8,705,370
Bank of Hangzhou Co., Ltd. Class A	453,400	1,006,349
Bank of Jiangsu Co., Ltd. Class A	722,400	802,275
Bank of Nanjing Co., Ltd. Class A	447,600	752,334
Bank of Ningbo Co., Ltd. Class A	315,010	1,855,394
Bank of Shanghai Co., Ltd. Class A	644,200	673,822
Bank of Zhengzhou Co., Ltd. Class A (a)	942,419	436,463
China Bohai Bank Co., Ltd. Class H (b) (c)	1,373,500	227,999
China CITIC Bank Corp., Ltd. Class H	5,421,471	2,748,326
China Construction Bank Corp. Class H	55,492,623	41,736,031
China Everbright Bank Co., Ltd. Class A	1,775,200	922,821
China Everbright Bank Co., Ltd. Class H	955,000	362,177
China Merchants Bank Co., Ltd. Class A	916,200	6,754,487
China Merchants Bank Co., Ltd. Class H	2,115,735	16,628,379
China Minsheng Banking Corp., Ltd. Class A	175,600	105,668
China Minsheng Banking Corp., Ltd. Class H (b)	4,483,259	1,688,793
See accompanying notes to financial statements.
24

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,506,000	$ 985,581
Huaxia Bank Co., Ltd. Class A	196,700	172,280
Industrial & Commercial Bank of China, Ltd. Class A	3,109,400	2,336,422
Industrial & Commercial Bank of China, Ltd. Class H	36,495,789	22,415,500
Industrial Bank Co., Ltd. Class A	1,019,500	3,319,586
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	494,700	603,169
Ping An Bank Co., Ltd. Class A	880,000	2,132,039
Postal Savings Bank of China Co., Ltd. Class A	1,664,600	1,413,367
Postal Savings Bank of China Co., Ltd. Class H (b) (c)	4,571,000	3,706,342
Shanghai Pudong Development Bank Co., Ltd. Class A	1,003,470	1,264,593
		154,253,720
BEVERAGES — 3.0%
Anhui Gujing Distillery Co., Ltd. Class A	35,500	958,284
Anhui Kouzi Distillery Co., Ltd. Class A	39,700	337,958
Beijing Shunxin Agriculture Co., Ltd. Class A	43,400	159,705
Beijing Yanjing Brewery Co., Ltd. Class A	490,600	561,847
China Resources Beer Holdings Co., Ltd.	843,667	5,176,367
Chongqing Brewery Co., Ltd. Class A (a)	41,739	705,041
Huiyuan Juice Group, Ltd. (a) (d)	701,000	—
Jiangsu King's Luck Brewery JSC, Ltd. Class A	88,200	584,934
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	72,900	1,557,541
JiuGui Liquor Co., Ltd. Class A	10,200	237,643
Kweichow Moutai Co., Ltd. Class A	56,731	15,362,170
Luzhou Laojiao Co., Ltd. Class A	72,700	2,128,743
Nongfu Spring Co., Ltd. Class H (b) (c)	794,000	4,232,896
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	20,200	114,649
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	63,640	2,555,384
Sichuan Swellfun Co., Ltd. Class A	43,000	557,948
Tsingtao Brewery Co., Ltd. Class A	36,800	458,022
Tsingtao Brewery Co., Ltd. Class H	223,000	1,774,000
Wuliangye Yibin Co., Ltd. Class A	183,400	4,479,766
Yantai Changyu Pioneer Wine Co., Ltd. Class A	53,400	232,591
		42,175,489
BIOTECHNOLOGY — 1.7%
3SBio, Inc. (a) (c)	533,000	435,580
Akeso, Inc. (a) (b) (c)	317,000	675,174
Alphamab Oncology (a) (b) (c)	126,000	127,908
Ascentage Pharma Group International (a) (b) (c)	35,600	76,733
BeiGene, Ltd. ADR (a) (b)	28,167	5,312,296
Beijing SL Pharmaceutical Co., Ltd. Class A	117,675	198,346
Beijing Tiantan Biological Products Corp., Ltd. Class A	164,529	639,652
See accompanying notes to financial statements.
25

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	21,540	$ 943,293
Berry Genomics Co., Ltd. Class A (a)	100,600	268,769
BGI Genomics Co., Ltd. Class A	26,399	335,555
Chongqing Zhifei Biological Products Co., Ltd. Class A	85,800	1,865,188
CStone Pharmaceuticals (a) (b) (c)	252,000	162,178
Daan Gene Co., Ltd. Class A	237,640	698,159
Everest Medicines, Ltd. (a) (b) (c)	41,000	135,857
Genetron Holdings, Ltd. ADR (a) (b)	27,148	59,454
Getein Biotech, Inc. Class A	167,592	540,415
Hualan Biological Engineering, Inc. Class A	109,200	349,373
I-Mab ADR (a)	17,305	281,033
Imeik Technology Development Co., Ltd. Class A	7,700	576,157
InnoCare Pharma, Ltd. (a) (b) (c)	289,000	450,951
Innovent Biologics, Inc. (a) (c)	520,000	1,789,463
Jacobio Pharmaceuticals Group Co., Ltd. (a) (c)	78,300	79,386
JW Cayman Therapeutics Co., Ltd. (a) (b) (c)	139,000	144,122
Kintor Pharmaceutical, Ltd. (a) (b) (c)	107,000	133,214
Legend Biotech Corp. ADR (a)	36,320	1,319,869
Remegen Co., Ltd. Class H (a) (b) (c)	63,500	377,040
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	25,700	129,954
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	77,381	1,062,814
Shanghai Junshi Biosciences Co., Ltd. Class H (a) (b) (c)	20,000	142,248
Shanghai RAAS Blood Products Co., Ltd. Class A	444,400	419,331
Shenzhen Kangtai Biological Products Co., Ltd. Class A	36,500	536,164
Walvax Biotechnology Co., Ltd. Class A	131,900	1,140,082
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	293,700	595,904
Zai Lab, Ltd. ADR (a) (b)	41,222	1,812,944
		23,814,606
BUILDING PRODUCTS — 0.4%
Beijing New Building Materials PLC Class A	201,600	962,571
China Lesso Group Holdings, Ltd.	567,000	689,256
Guangdong Kinlong Hardware Products Co., Ltd. Class A	10,300	174,049
Xinyi Glass Holdings, Ltd.	1,500,000	3,639,196
Zhejiang Weixing New Building Materials Co., Ltd. Class A	242,375	781,178
Zhuzhou Kibing Group Co., Ltd. Class A	126,500	264,434
		6,510,684
CAPITAL MARKETS — 2.3%
Caitong Securities Co., Ltd. Class A	343,900	459,393
Central China Securities Co., Ltd. Class H (b)	583,000	104,221
Changjiang Securities Co., Ltd. Class A	515,700	506,106
China Cinda Asset Management Co., Ltd. Class H	4,050,200	693,014
See accompanying notes to financial statements.
26

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Everbright, Ltd.	634,000	$ 628,220
China Galaxy Securities Co., Ltd. Class H	3,038,000	1,702,993
China International Capital Corp., Ltd. Class A	71,200	466,696
China International Capital Corp., Ltd. Class H (c)	366,400	817,820
China Merchants Securities Co., Ltd. Class A	504,792	1,150,634
CITIC Securities Co., Ltd. Class A	402,725	1,325,901
CITIC Securities Co., Ltd. Class H	1,372,350	3,168,283
CSC Financial Co., Ltd. Class A	154,304	565,870
Dongxing Securities Co., Ltd. Class A	331,700	509,978
East Money Information Co., Ltd. Class A	435,760	1,739,443
Everbright Securities Co., Ltd. Class A	311,500	611,410
Founder Securities Co., Ltd. Class A	530,700	563,463
GF Securities Co., Ltd. Class A	263,000	728,334
GF Securities Co., Ltd. Class H	823,400	1,169,166
Guosen Securities Co., Ltd. Class A	311,500	487,754
Guotai Junan International Holdings, Ltd.	2,249,000	252,716
Guotai Junan Securities Co., Ltd. Class A	502,300	1,243,070
Guoyuan Securities Co., Ltd. Class A	524,440	590,688
Haitong Securities Co., Ltd. Class A	268,200	435,163
Haitong Securities Co., Ltd. Class H	2,313,800	1,766,801
Huatai Securities Co., Ltd. Class A	357,500	837,983
Huatai Securities Co., Ltd. Class H (c)	1,027,600	1,582,457
Huaxi Securities Co., Ltd. Class A	368,900	487,559
Industrial Securities Co., Ltd. Class A	568,100	687,293
Noah Holdings, Ltd. ADR (a)	27,222	640,534
Orient Securities Co., Ltd. Class A	405,900	702,065
SDIC Capital Co., Ltd. Class A	423,837	470,700
Shaanxi International Trust Co., Ltd. Class A	1,868,530	930,129
Shanxi Securities Co., Ltd. Class A	629,590	561,346
Shenwan Hongyuan Group Co., Ltd. Class A	1,182,310	815,759
Sinolink Securities Co., Ltd. Class A	398,500	602,637
SooChow Securities Co., Ltd. Class A	530,652	626,106
Southwest Securities Co., Ltd. Class A	793,000	543,399
Up Fintech Holding, Ltd. ADR (a) (b)	32,740	160,426
Western Securities Co., Ltd. Class A	405,500	461,833
Zheshang Securities Co., Ltd. Class A	405,700	671,682
		32,469,045
CHEMICALS — 1.6%
ADAMA, Ltd. Class A	391,900	494,497
China BlueChemical, Ltd. Class H	2,116,000	726,823
China Lumena New Materials Corp. (a) (b) (d)	89,113	—
COFCO Biotechnology Co., Ltd. Class A	525,800	791,007
See accompanying notes to financial statements.
27

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Do-Fluoride New Materials Co., Ltd. Class A	52,200	$ 323,572
Dongyue Group, Ltd.	631,000	868,578
Fufeng Group, Ltd. (a)	610,000	242,243
Guangzhou Tinci Materials Technology Co., Ltd. Class A	40,890	605,482
Hengli Petrochemical Co., Ltd. Class A	269,000	880,974
Hengyi Petrochemical Co., Ltd. Class A	377,891	505,990
Hoshine Silicon Industry Co., Ltd. Class A	25,900	426,968
Huabao International Holdings, Ltd. (b)	387,000	215,950
Huapont Life Sciences Co., Ltd. Class A	635,700	613,859
Hubei Xingfa Chemicals Group Co., Ltd. Class A	66,200	346,533
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	660,700	477,720
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	226,800	349,769
Jiangsu Eastern Shenghong Co., Ltd. Class A	261,200	584,276
Jiangsu Yoke Technology Co., Ltd. Class A	61,900	499,639
LB Group Co., Ltd. Class A	225,300	820,905
Ningxia Baofeng Energy Group Co., Ltd. Class A	274,400	642,331
Rongsheng Petrochemical Co., Ltd. Class A	486,800	1,096,586
Satellite Chemical Co., Ltd. Class A	82,900	514,526
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	170,764	876,134
Shanghai Putailai New Energy Technology Co., Ltd. Class A	30,840	682,764
Shenzhen Capchem Technology Co., Ltd. Class A	11,000	141,310
Shenzhen Senior Technology Material Co., Ltd. Class A	42,700	254,124
Sichuan Development Lomon Co., Ltd. Class A (a)	125,600	207,154
Sichuan Lutianhua Co., Ltd. Class A (a)	210,800	202,561
Sichuan Yahua Industrial Group Co., Ltd. Class A	60,900	276,866
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,417,999	503,274
Skshu Paint Co., Ltd. Class A	12,040	168,117
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	29,200	329,346
Tongkun Group Co., Ltd. Class A	278,700	767,423
Transfar Zhilian Co., Ltd. Class A	432,600	430,004
Wanhua Chemical Group Co., Ltd. Class A	154,500	1,968,700
Yunnan Energy New Material Co., Ltd. Class A	39,707	1,376,087
Zhejiang Juhua Co., Ltd. Class A	351,800	723,761
Zhejiang Longsheng Group Co., Ltd. Class A	233,000	400,072
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	49,200	296,373
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	486,060	652,358
		22,284,656
COMMERCIAL SERVICES & SUPPLIES — 0.3%
China Conch Environment Protection Holdings, Ltd. (a)	1,100,000	1,376,510
China Everbright Environment Group, Ltd.	2,648,925	1,603,277
Dongjiang Environmental Co., Ltd. Class H (b)	213,400	89,650
See accompanying notes to financial statements.
28

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai M&G Stationery, Inc. Class A	92,280	$ 710,551
		3,779,988
COMMUNICATIONS EQUIPMENT — 0.4%
Addsino Co., Ltd. Class A	287,600	492,917
Beijing BDStar Navigation Co., Ltd. Class A (a)	23,500	122,681
BYD Electronic International Co., Ltd. (b)	423,000	853,411
China Fiber Optic Network System Group, Ltd. (d)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (a) (b)	1,848,310	318,617
Fiberhome Telecommunication Technologies Co., Ltd. Class A	48,000	114,403
Fujian Star-net Communication Co., Ltd. Class A	125,300	401,870
Guangzhou Haige Communications Group, Inc. Co. Class A	121,000	194,992
Hytera Communications Corp., Ltd. Class A	16,700	14,074
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	32,600	178,095
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. Class H (c)	256,000	353,040
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Co. Class A	64,800	273,671
Yealink Network Technology Corp., Ltd. Class A	36,100	442,144
ZTE Corp. Class A	154,400	581,302
ZTE Corp. Class H	537,397	1,099,305
		5,440,522
CONSTRUCTION & ENGINEERING — 0.8%
China Communications Services Corp., Ltd. Class H	1,471,600	667,081
China Conch Venture Holdings, Ltd.	1,110,500	3,247,242
China Railway Group, Ltd. Class A	591,800	562,145
China Railway Group, Ltd. Class H	3,106,000	1,741,111
China State Construction Engineering Corp., Ltd. Class A	1,868,400	1,601,124
Metallurgical Corp. of China, Ltd. Class A	1,247,400	736,874
Metallurgical Corp. of China, Ltd. Class H (b)	1,279,000	346,232
Power Construction Corp. of China, Ltd. Class A	739,100	848,764
Shanghai Construction Group Co., Ltd. Class A	1,035,900	531,976
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	385,600	332,262
Xinte Energy Co., Ltd. Class H	126,000	310,519
		10,925,330
CONSTRUCTION MATERIALS — 0.8%
Anhui Conch Cement Co., Ltd. Class A	121,000	752,712
Anhui Conch Cement Co., Ltd. Class H	758,500	3,903,204
BBMG Corp. Class H	1,534,000	248,765
China Jushi Co., Ltd. Class A	385,970	926,605
China National Building Material Co., Ltd. Class H	2,526,000	3,141,615
China Resources Cement Holdings, Ltd. (b)	1,189,163	991,551
CSG Holding Co., Ltd. Class A	534,917	625,240
See accompanying notes to financial statements.
29

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Huaxin Cement Co., Ltd. Class A	190,100	$ 591,732
Sichuan Hexie Shuangma Co., Ltd. Class A	163,600	521,873
Tangshan Jidong Cement Co., Ltd. Class A	3,600	6,788
		11,710,085
CONSUMER FINANCE — 0.2%
360 DigiTech, Inc. ADR	47,034	723,853
FinVolution Group ADR	36,101	143,321
LexinFintech Holdings, Ltd. ADR (a)	90,711	237,663
Lufax Holding, Ltd. ADR (a) (b)	259,731	1,446,702
Qudian, Inc. ADR (a) (b)	160,627	189,540
		2,741,079
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co., Ltd.	522,000	147,973
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	170,740	701,454
		849,427
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	317,000	230,320
DIVERSIFIED CONSUMER SERVICES — 0.3%
China Education Group Holdings, Ltd. (b)	583,000	509,196
China Maple Leaf Educational Systems, Ltd. (a)	1,175,497	63,042
China Yuhua Education Corp., Ltd. (c)	708,000	160,921
Fu Shou Yuan International Group, Ltd.	1,030,000	760,196
Gaotu Techedu, Inc. ADR (a)	61,991	106,625
Koolearn Technology Holding, Ltd. (a) (b) (c)	113,500	57,537
New Oriental Education & Technology Group, Inc. ADR (a)	891,362	1,025,066
Offcn Education Technology Co., Ltd. Class A (a)	71,800	63,452
TAL Education Group ADR (a)	249,957	752,371
Tianli Education International Holdings, Ltd.	3,000	295
Youdao, Inc. ADR (a) (b)	9,560	67,876
Zhejiang Yasha Decoration Co., Ltd. Class A	680,900	618,893
		4,185,470
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AVIC Industry-Finance Holdings Co., Ltd. Class A	732,300	477,580
China Common Rich Renewable Energy Investment, Ltd. (b) (d)	17,589,376	—
Chongsing Holdings,Ltd. (a) (d)	17,798,900	—
Far East Horizon, Ltd. (b)	1,334,000	1,192,379
Oceanwide Holdings Co., Ltd. Class A (a)	718,000	222,816
		1,892,775
See accompanying notes to financial statements.
30

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
China Tower Corp., Ltd. Class H (c)	29,644,000	$ 3,331,042
CITIC Telecom International Holdings, Ltd.	1,556,000	572,219
		3,903,261
ELECTRICAL EQUIPMENT — 1.6%
Contemporary Amperex Technology Co., Ltd. Class A	109,300	8,820,653
Dongfang Electric Corp., Ltd. Class A	384,900	822,174
Dongfang Electric Corp., Ltd. Class H	58,800	65,847
Eve Energy Co., Ltd. Class A	118,300	1,503,326
Fangda Carbon New Material Co., Ltd. Class A	420,560	559,810
Fullshare Holdings, Ltd. (a)	5,557,500	82,319
Ginlong Technologies Co., Ltd. Class A	12,900	426,010
Guoxuan High-Tech Co., Ltd. Class A (a)	38,000	205,980
NARI Technology Co., Ltd. Class A	266,480	1,321,884
Ningbo Sanxing Medical Electric Co., Ltd. Class A	321,500	555,070
Shanghai Electric Group Co., Ltd. Class A	711,500	452,806
Shanghai Electric Group Co., Ltd. Class H	3,092,000	813,331
Shanghai Liangxin Electrical Co., Ltd. Class A	64,550	122,631
Shanghai Moons' Electric Co., Ltd. Class A	85,800	218,957
Sungrow Power Supply Co., Ltd. Class A	63,100	1,066,162
Sunwoda Electronic Co., Ltd. Class A	73,100	316,670
Suzhou Maxwell Technologies Co., Ltd. Class A	4,740	392,888
TBEA Co., Ltd. Class A	180,900	580,763
Tech Pro Technology Development, Ltd. (a) (b) (d)	4,481,396	—
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	286,100	591,751
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	492,960	744,029
Zhejiang Chint Electrics Co., Ltd. Class A	160,400	1,000,084
Zhuzhou CRRC Times Electric Co., Ltd.	391,300	1,536,440
		22,199,585
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
AAC Technologies Holdings, Inc. (a) (b)	475,745	1,153,005
Accelink Technologies Co., Ltd. Class A	124,900	355,727
Anxin-China Holdings, Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co., Ltd. Class A	94,200	427,662
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	9,500	192,242
BOE Technology Group Co., Ltd. Class A	1,903,300	1,292,233
China Zhenhua Group Science & Technology Co., Ltd. Class A	30,800	550,199
Foxconn Industrial Internet Co., Ltd. Class A	259,400	414,756
GoerTek, Inc. Class A	198,100	1,073,493
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	38,600	389,885
See accompanying notes to financial statements.
31

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hollysys Automation Technologies, Ltd. (b)	42,836	$ 684,091
Ju Teng International Holdings, Ltd.	1,256,000	210,098
Kingboard Holdings, Ltd.	469,499	2,284,127
Kingboard Laminates Holdings, Ltd.	456,500	751,954
Lens Technology Co., Ltd. Class A	244,400	449,292
Lingyi iTech Guangdong Co. Class A (a)	366,800	293,528
Luxshare Precision Industry Co., Ltd. Class A	361,463	1,805,009
Maxscend Microelectronics Co., Ltd. Class A	27,296	902,628
OFILM Group Co., Ltd. Class A (a)	272,100	305,186
Shengyi Technology Co., Ltd. Class A	135,500	344,081
Shennan Circuits Co., Ltd. Class A	42,020	600,702
Shenzhen Kinwong Electronic Co., Ltd. Class A	104,000	385,325
Sunny Optical Technology Group Co., Ltd.	408,300	6,574,384
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	168,100	494,653
Tianma Microelectronics Co., Ltd. Class A	261,200	429,977
Unisplendour Corp., Ltd. Class A	158,676	488,668
Universal Scientific Industrial Shanghai Co., Ltd. Class A	184,400	352,062
Wasion Holdings, Ltd.	564,000	203,090
Westone Information Industry, Inc. Class A	124,400	889,873
Wingtech Technology Co., Ltd. Class A	67,000	858,068
Wuhan Guide Infrared Co., Ltd. Class A	285,064	765,637
WUS Printed Circuit Kunshan Co., Ltd. Class A	152,910	318,919
Zepp Health Corp. ADR	17,791	51,238
Zhejiang Dahua Technology Co., Ltd. Class A	212,600	554,265
		26,846,057
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (a) (b)	1,468,000	82,478
China Oilfield Services, Ltd. Class H	1,253,900	1,285,698
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	424,112	291,957
Sinopec Oilfield Service Corp. Class H (a)	2,006,000	163,935
		1,824,068
ENTERTAINMENT — 2.1%
CT Environmental Group Ltd (a) (b) (d)	1,980,400	—
Alibaba Pictures Group, Ltd. (a)	10,440,000	866,512
Bilibili, Inc. ADR (a) (b)	126,240	3,229,219
DouYu International Holdings, Ltd. ADR (a) (b)	76,192	158,479
G-bits Network Technology Xiamen Co., Ltd. Class A	6,146	349,023
Giant Network Group Co., Ltd. Class A	175,300	278,355
HUYA, Inc. ADR (a)	30,707	137,260
iQIYI, Inc. ADR (a) (b)	182,221	827,283
Kingsoft Corp., Ltd.	556,400	1,804,602
See accompanying notes to financial statements.
32

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mango Excellent Media Co., Ltd. Class A	90,966	$ 446,512
NetDragon Websoft Holdings, Ltd.	289,000	605,205
NetEase, Inc. ADR	201,696	18,090,114
Perfect World Co., Ltd. Class A	193,800	392,601
Tencent Music Entertainment Group ADR (a)	257,726	1,255,126
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	212,500	784,979
XD, Inc. (a) (b)	122,800	381,035
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	465,912	460,180
		30,066,485
FOOD & STAPLES RETAILING — 0.1%
Jiajiayue Group Co., Ltd. Class A	129,508	261,134
Laobaixing Pharmacy Chain JSC Class A	71,900	409,556
Sun Art Retail Group, Ltd. (b)	1,578,000	574,265
Yifeng Pharmacy Chain Co., Ltd. Class A	90,834	572,354
Yonghui Superstores Co., Ltd. Class A	413,200	274,681
		2,091,990
FOOD PRODUCTS — 2.5%
Ausnutria Dairy Corp., Ltd.	2,900	2,822
China Feihe, Ltd. (c)	1,468,000	1,454,616
China Huishan Dairy Holdings Co., Ltd. (b) (d)	2,729,000	—
China Mengniu Dairy Co., Ltd. (a)	1,608,220	8,665,996
China Yurun Food Group, Ltd. (a) (b)	1,324,000	109,891
COFCO Joycome Foods., Ltd. (a) (b)	940,000	418,903
Dali Foods Group Co., Ltd. (c)	789,500	414,338
Foshan Haitian Flavouring & Food Co., Ltd. Class A	187,644	2,584,055
Fujian Sunner Development Co., Ltd. Class A (a)	134,000	418,374
Guangdong Haid Group Co., Ltd. Class A	109,700	948,714
Health & Happiness H&H International Holdings, Ltd.	128,500	180,820
Henan Shuanghui Investment & Development Co., Ltd. Class A	156,400	715,960
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	364,400	2,117,597
Jiangxi Zhengbang Technology Co., Ltd. Class A	189,900	230,640
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	91,493	405,716
Juewei Food Co., Ltd. Class A	17,600	116,805
Muyuan Foods Co., Ltd. Class A	235,746	2,111,579
New Hope Liuhe Co., Ltd. Class A (a)	229,000	612,533
Tingyi Cayman Islands Holding Corp.	1,135,844	1,914,490
Toly Bread Co., Ltd. Class A	94,929	300,873
Tongwei Co., Ltd. Class A	257,300	1,730,303
Uni-President China Holdings, Ltd.	1,018,400	888,177
Want Want China Holdings, Ltd.	3,767,933	3,483,392
See accompanying notes to financial statements.
33

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wens Foodstuffs Group Co., Ltd. Class A (a)	221,700	$ 770,071
WH Group, Ltd. (c)	5,046,183	3,189,545
Yihai International Holding, Ltd. (a) (b)	303,000	870,534
Yihai Kerry Arawana Holdings Co., Ltd. Class A	54,700	427,219
		35,083,963
GAS UTILITIES — 0.5%
Beijing Enterprises Holdings, Ltd.	171,500	544,191
China Gas Holdings, Ltd.	1,345,800	1,725,341
China Resources Gas Group, Ltd.	611,000	2,594,140
Chongqing Gas Group Corp., Ltd. Class A	208,700	234,734
Kunlun Energy Co., Ltd.	2,395,400	2,089,101
		7,187,507
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
AK Medical Holdings, Ltd. (b) (c)	94,000	55,934
Autobio Diagnostics Co., Ltd. Class A	9,490	71,996
Intco Medical Technology Co., Ltd. Class A	58,300	424,661
Jafron Biomedical Co., Ltd. Class A	19,855	141,967
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	167,782	735,554
Lifetech Scientific Corp. (a) (b)	1,160,000	388,079
Microport Cardioflow Medtech Corp. (a) (b) (c)	90,000	32,753
Microport Scientific Corp. (a) (b)	357,311	811,220
Ovctek China, Inc. Class A	50,700	291,752
Peijia Medical, Ltd. (a) (c)	186,000	168,629
Qingdao Haier Biomedical Co., Ltd. Class A	19,773	222,396
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,713,600	1,835,828
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	65,600	3,175,060
Sinocare, Inc. Class A	142,200	416,647
Venus MedTech Hangzhou, Inc. Class H (a) (b) (c)	103,500	214,100
		8,986,576
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Aier Eye Hospital Group Co., Ltd. Class A	236,978	1,177,778
China National Accord Medicines Corp., Ltd. Class A	87,900	469,125
China National Medicines Corp., Ltd. Class A	26,600	122,899
China Resources Medical Holdings Co., Ltd.	566,500	339,984
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	11,800	136,531
Huadong Medicine Co., Ltd. Class A	132,800	699,135
Hygeia Healthcare Holdings Co., Ltd. (b) (c)	104,800	408,821
Jinxin Fertility Group, Ltd. (a) (b) (c)	602,500	463,911
Jointown Pharmaceutical Group Co., Ltd. Class A	274,300	573,826
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	290,500	269,537
See accompanying notes to financial statements.
34

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	712,300	$ 1,373,411
Sinopharm Group Co., Ltd. Class H	795,200	1,815,534
Topchoice Medical Corp. Class A (a)	12,900	290,753
		8,141,245
HEALTH CARE TECHNOLOGY — 0.0% (e)
Winning Health Technology Group Co., Ltd. Class A	252,400	373,346
Yidu Tech, Inc. (a) (b) (c)	184,900	231,142
		604,488
HOTELS, RESTAURANTS & LEISURE — 1.7%
Ajisen China Holdings, Ltd.	682,000	99,277
China Travel International Investment Hong Kong, Ltd. (a) (b)	4,392,000	835,621
Haidilao International Holding, Ltd. (a) (b) (c)	424,000	831,606
Huazhu Group, Ltd. ADR	75,380	2,486,786
Jiumaojiu International Holdings, Ltd. (b) (c)	224,000	480,527
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,678,187	653,583
Shanghai Jinjiang International Hotels Co., Ltd. Class A	134,610	1,054,725
Shenzhen Overseas Chinese Town Co., Ltd. Class A	531,900	616,686
Songcheng Performance Development Co., Ltd. Class A	219,600	456,974
Tongcheng Travel Holdings, Ltd. (a)	494,907	884,733
Trip.com Group, Ltd. ADR (a)	267,569	6,186,195
Yum China Holdings, Inc.	244,227	10,145,190
		24,731,903
HOUSEHOLD DURABLES — 1.0%
Beijing Roborock Technology Co., Ltd. Class A	3,358	293,138
Ecovacs Robotics Co., Ltd. Class A	21,400	366,302
Gree Electric Appliances, Inc. of Zhuhai Class A	191,400	973,869
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	29,000	76,199
Haier Smart Home Co., Ltd. Class A	264,700	963,213
Haier Smart Home Co., Ltd. Class H	1,280,000	4,159,665
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	214,500	556,177
Hangzhou Robam Appliances Co., Ltd. Class A	137,600	632,716
Hisense Home Appliances Group Co., Ltd. Class H	372,000	354,358
Jason Furniture Hangzhou Co., Ltd. Class A	106,200	1,025,681
Joyoung Co., Ltd. Class A	166,854	429,219
JS Global Lifestyle Co., Ltd. (c)	457,500	538,036
KingClean Electric Co., Ltd. Class A	169,560	559,048
Oppein Home Group, Inc. Class A	40,780	751,604
Shenzhen MTC Co., Ltd. Class A (a)	931,400	535,532
Skyworth Group, Ltd. (a)	1,197,057	614,471
TCL Technology Group Corp Class A	1,018,500	787,769
See accompanying notes to financial statements.
35

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Zhejiang Supor Co., Ltd. Class A (a)	56,065	$ 441,854
		14,058,851
HOUSEHOLD PRODUCTS — 0.1%
Blue Moon Group Holdings, Ltd. (b) (c)	486,500	347,882
Vinda International Holdings, Ltd. (b)	378,000	855,295
		1,203,177
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.5%
Beijing Enterprises Clean Energy Group, Ltd. (a) (b)	14,545,714	139,302
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,270,000	288,658
CGN New Energy Holdings Co., Ltd. (b)	616,000	270,583
CGN Power Co., Ltd. Class H (c)	7,599,000	1,989,165
China Datang Corp. Renewable Power Co., Ltd. Class H (b)	2,164,000	898,051
China Longyuan Power Group Corp., Ltd. Class H	1,957,000	4,458,064
China National Nuclear Power Co., Ltd. Class A	652,500	833,600
China Power International Development, Ltd.	3,436,000	1,829,573
China Resources Power Holdings Co., Ltd.	1,138,092	2,142,079
China Yangtze Power Co., Ltd. Class A	1,148,400	3,979,900
Concord New Energy Group, Ltd.	5,580,000	520,137
Datang International Power Generation Co., Ltd. Class H	4,394,287	634,056
Huadian Power International Corp., Ltd. Class H (b)	1,332,000	409,904
Huaneng Power International, Inc. Class A	26,200	28,519
Huaneng Power International, Inc. Class H (a) (b)	2,716,129	1,161,865
SDIC Power Holdings Co., Ltd. Class A	404,400	594,996
Sichuan Chuantou Energy Co., Ltd. Class A	390,000	659,819
Xinyi Energy Holdings, Ltd. (b)	842,000	511,776
		21,350,047
INDUSTRIAL CONGLOMERATES — 0.2%
China Baoan Group Co., Ltd. Class A	105,600	186,145
CITIC, Ltd.	2,204,000	2,451,265
Shanghai Industrial Holdings, Ltd.	436,000	654,718
		3,292,128
INSURANCE — 3.5%
China Life Insurance Co., Ltd. Class A	201,000	830,838
China Life Insurance Co., Ltd. Class H	4,250,040	6,534,015
China Pacific Insurance Group Co., Ltd. Class A	284,000	1,025,390
China Pacific Insurance Group Co., Ltd. Class H	1,549,000	3,781,812
China Reinsurance Group Corp. Class H	1,915,000	176,060
China Taiping Insurance Holdings Co., Ltd.	922,891	1,130,133
Fanhua, Inc. ADR (b)	57,640	419,619
Hubei Biocause Pharmaceutical Co., Ltd. Class A	470,200	234,800
See accompanying notes to financial statements.
36

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
New China Life Insurance Co., Ltd. Class A	72,400	$ 402,938
New China Life Insurance Co., Ltd. Class H	607,700	1,699,393
People's Insurance Co. Group of China, Ltd. Class A	376,600	271,708
People's Insurance Co. Group of China, Ltd. Class H	4,206,000	1,380,267
PICC Property & Casualty Co., Ltd. Class H	3,834,287	3,926,626
Ping An Insurance Group Co. of China, Ltd. Class A	446,100	3,404,727
Ping An Insurance Group Co. of China, Ltd. Class H	3,308,600	23,510,942
ZhongAn Online P&C Insurance Co., Ltd. Class H (a) (b) (c)	267,300	911,320
		49,640,588
INTERACTIVE MEDIA & SERVICES — 13.3%
Autohome, Inc. ADR	37,169	1,130,309
Baidu, Inc. ADR (a)	153,026	20,245,340
Baidu, Inc. Class A (a)	4,831	87,288
China Metal Recycling Holdings, Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR	101,674	587,676
JOYY, Inc. ADR	30,365	1,115,307
Kuaishou Technology (a) (c)	794,600	7,528,580
Luokung Technology Corp. (a)	263,728	135,477
Meitu, Inc. (a) (b) (c)	1,434,000	170,291
Qutoutiao, Inc. ADR (a) (b)	6,840	10,328
Sohu.com, Ltd. ADR (a) (b)	17,527	294,804
So-Young International, Inc. ADR (a)	6,984	13,828
Tencent Holdings, Ltd.	3,308,415	158,082,705
Weibo Corp. ADR (a)	32,985	808,462
Zhihu, Inc. ADR (a) (b)	36,493	88,313
		190,298,708
INTERNET & DIRECT MARKETING RETAIL — 14.3%
Alibaba Group Holding, Ltd. ADR (a)	1,007,797	109,648,314
Baozun, Inc. ADR (a)	21,369	183,346
Dada Nexus, Ltd. ADR (a)	38,244	349,168
JD Health International, Inc. (a) (b) (c)	566,450	3,479,103
JD.com, Inc. ADR (a) (b)	498,996	28,876,898
JD.com, Inc. Class A (a)	156,276	4,669,482
Meituan Class B (a) (c)	2,218,500	44,078,785
Pinduoduo, Inc. ADR (a)	238,493	9,565,954
Ping An Healthcare & Technology Co., Ltd. (a) (b) (c)	287,654	756,656
Uxin, Ltd. ADR (a) (b)	46,556	47,487
Vipshop Holdings, Ltd. ADR (a)	218,265	1,964,385
		203,619,578
See accompanying notes to financial statements.
37

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
IT SERVICES — 0.5%
China TransInfo Technology Co., Ltd. Class A	203,300	$ 342,671
Chinasoft International, Ltd. (a)	1,334,000	1,105,506
Chindata Group Holdings, Ltd. ADR (a) (b)	61,069	385,956
Digital China Holdings, Ltd.	386,000	187,790
GDS Holdings, Ltd. ADR (a)	67,671	2,656,087
Hi Sun Technology China, Ltd. (a) (b)	1,569,000	198,344
Kingsoft Cloud Holdings, Ltd. ADR (a) (b)	49,115	298,128
TravelSky Technology, Ltd. Class H	605,000	872,960
Vnet Group, Inc. ADR (a)	67,063	390,977
Yeahka, Ltd. (a) (b)	99,600	306,505
		6,744,924
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Alpha Group Class A (a)	553,500	432,470
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Austar Lifesciences, Ltd. (a)	97,000	34,929
Genscript Biotech Corp. (a)	708,000	2,269,173
Hangzhou Tigermed Consulting Co., Ltd. Class A	60,000	1,016,997
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	25,400	309,416
Joinn Laboratories China Co., Ltd. Class A	17,611	319,284
Maccura Biotechnology Co., Ltd. Class A	26,600	103,038
Pharmaron Beijing Co., Ltd. Class A	70,400	1,308,612
Pharmaron Beijing Co., Ltd. Class H (c)	8,600	104,818
Shanghai Medicilon, Inc. Class A	3,573	254,699
Viva Biotech Holdings (b) (c)	174,000	68,877
WuXi AppTec Co., Ltd. Class A	206,184	3,650,062
WuXi AppTec Co., Ltd. Class H (c)	115,800	1,840,935
Wuxi Biologics Cayman, Inc. (a) (c)	1,825,500	15,163,160
		26,444,000
MACHINERY — 1.2%
China CSSC Holdings, Ltd. Class A	192,800	524,816
China International Marine Containers Group Co., Ltd. Class H (b)	358,760	587,290
CIMC Enric Holdings, Ltd. (b)	570,000	709,643
CRRC Corp., Ltd. Class A	1,445,200	1,229,357
First Tractor Co., Ltd. Class H (b)	592,000	307,664
Haitian International Holdings, Ltd.	525,000	1,364,220
Han's Laser Technology Industry Group Co., Ltd. Class A	102,600	619,986
Hefei Meiya Optoelectronic Technology, Inc. Class A	121,200	511,102
Ideanomics, Inc. (a) (b)	171,231	191,779
See accompanying notes to financial statements.
38

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Jiangsu Hengli Hydraulic Co., Ltd. Class A	97,896	$ 802,679
Lonking Holdings, Ltd.	2,854,000	779,881
Sany Heavy Equipment International Holdings Co., Ltd.	303,000	316,487
Sany Heavy Industry Co., Ltd. Class A	399,018	1,101,242
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	220,100	451,080
Shenzhen Inovance Technology Co., Ltd. Class A	108,150	971,086
Sinotruk Hong Kong, Ltd.	203,000	311,056
Weichai Power Co., Ltd. Class H	1,526,680	2,413,400
Wuxi Shangji Automation Co., Ltd. Class A	8,600	185,734
XCMG Construction Machinery Co., Ltd. Class A	827,800	671,566
Yangzijiang Shipbuilding Holdings, Ltd.	1,794,600	2,028,845
Yantai Eddie Precision Machinery Co., Ltd. Class A	25,700	96,556
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	110,400	238,953
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H (b)	1,164,200	741,803
		17,156,225
MARINE — 0.6%
Atlas Corp. (b)	62,231	913,551
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	115,500	282,014
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	2,555,577	4,457,591
SITC International Holdings Co., Ltd.	776,000	2,749,700
		8,402,856
MEDIA — 0.3%
China Literature, Ltd. (a) (b) (c)	246,400	1,027,270
China South Publishing & Media Group Co., Ltd. Class A	81,856	122,240
Chinese Universe Publishing & Media Group Co., Ltd. Class A	60,800	108,323
Focus Media Information Technology Co., Ltd. Class A	686,800	661,040
iClick Interactive Asia Group, Ltd. ADR (a) (b)	45,378	53,546
NanJi E-Commerce Co., Ltd. Class A	406,300	348,179
Shandong Publishing & Media Co., Ltd. Class A	1,118,700	1,140,182
Wasu Media Holding Co., Ltd. Class A	361,700	461,519
		3,922,299
METALS & MINING — 2.5%
Aluminum Corp. of China, Ltd. Class H (a)	3,092,000	1,816,176
Angang Steel Co., Ltd. Class H	1,427,435	657,997
Anhui Honglu Steel Construction Group Co., Ltd. Class A	89,300	594,621
Baoshan Iron & Steel Co., Ltd. Class A	1,347,300	1,432,598
China Hongqiao Group, Ltd. (b)	1,014,500	1,355,016
China Minmetals Rare Earth Co., Ltd. Class A	56,100	257,430
China Molybdenum Co., Ltd. Class A	999,700	820,472
China Molybdenum Co., Ltd. Class H	2,151,000	1,123,374
See accompanying notes to financial statements.
39

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	213,800	$ 1,304,402
China Zhongwang Holdings, Ltd. (a) (b) (d)	1,029,600	110,435
Chongqing Iron & Steel Co., Ltd. Class A (a)	1,657,600	493,512
Citic Pacific Special Steel Group Co., Ltd. Class A	121,500	381,835
Ganfeng Lithium Co., Ltd. Class A	139,700	2,765,127
Ganfeng Lithium Co., Ltd. Class H (c)	8,400	120,132
GEM Co., Ltd. Class A	254,100	335,432
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	476,400	550,838
Guangdong Hongda Holdings Group Co., Ltd. Class A	94,300	378,204
Guocheng Mining Co., Ltd. Class A	249,700	641,154
Henan Shenhuo Coal & Power Co., Ltd. Class A	130,100	287,535
Hunan Valin Steel Co., Ltd. Class A	284,900	246,838
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	2,468,000	866,974
Inner Mongolia ERDOS Resources Co., Ltd. Class A	58,500	235,545
Jiangxi Copper Co., Ltd. Class H	779,000	1,307,054
Maanshan Iron & Steel Co., Ltd. Class A	1,308,200	816,067
Maanshan Iron & Steel Co., Ltd. Class H	84,000	33,787
MMG, Ltd. (a)	1,576,000	635,922
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	1,196,500	704,921
Shandong Gold Mining Co., Ltd. Class A	332,520	1,126,192
Shandong Nanshan Aluminum Co., Ltd. Class A	511,400	327,877
Shanxi Meijin Energy Co., Ltd. Class A (a)	340,500	687,104
Shanxi Taigang Stainless Steel Co., Ltd. Class A	279,800	295,310
Shenghe Resources Holding Co., Ltd. Class A	92,100	246,206
Shougang Fushan Resources Group, Ltd.	2,985,422	1,174,132
Tiangong International Co., Ltd.	548,000	223,919
Tianshan Aluminum Group Co., Ltd. Class A	191,800	233,250
Tibet Summit Resources Co., Ltd. Class A (a)	53,760	223,997
Xiamen Tungsten Co., Ltd. Class A	202,600	590,748
Xinxing Ductile Iron Pipes Co., Ltd. Class A	1,877,200	1,478,553
YongXing Special Materials Technology Co., Ltd. Class A	12,900	241,048
Youngy Co., Ltd. Class A (a)	14,511	261,482
Yunnan Aluminium Co., Ltd. Class A (a)	143,800	309,886
Zhaojin Mining Industry Co., Ltd. Class H	664,000	585,877
Zhejiang Hailiang Co., Ltd. Class A	295,500	489,699
Zhejiang Huayou Cobalt Co., Ltd. Class A	70,300	1,083,055
Zijin Mining Group Co., Ltd. Class H	4,090,750	6,299,569
		36,151,302
OIL, GAS & CONSUMABLE FUELS — 2.5%
China Coal Energy Co., Ltd. Class H	2,008,013	1,510,228
China Petroleum & Chemical Corp. Class A	1,136,500	773,409
See accompanying notes to financial statements.
40

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Petroleum & Chemical Corp. Class H	14,858,640	$ 7,456,452
China Shenhua Energy Co., Ltd. Class A	298,000	1,397,499
China Shenhua Energy Co., Ltd. Class H	2,052,200	6,577,396
China Suntien Green Energy Corp., Ltd. Class H	1,040,000	588,298
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)	1,103,800	511,632
Guanghui Energy Co., Ltd. Class A (a)	738,970	954,546
Guizhou Panjiang Refined Coal Co., Ltd. Class A	476,531	646,324
Jizhong Energy Resources Co., Ltd. Class A	590,900	656,235
PetroChina Co., Ltd. Class A	1,667,836	1,450,269
PetroChina Co., Ltd. Class H	12,726,930	6,597,969
Shaanxi Coal Industry Co., Ltd. Class A	485,900	1,259,126
Shanxi Coking Coal Energy Group Co., Ltd. Class A	188,300	368,407
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	249,500	652,431
Sinopec Kantons Holdings, Ltd.	1,366,000	474,439
United Energy Group, Ltd. (b)	2,656,000	305,233
Yankuang Energy Group Co., Ltd. Class H (b)	1,169,900	3,473,220
		35,653,113
PAPER & FOREST PRODUCTS — 0.2%
Chengxin Lithium Group Co., Ltd. Class A (a)	42,600	341,103
Lee & Man Paper Manufacturing, Ltd.	1,326,000	692,512
Nine Dragons Paper Holdings, Ltd.	1,246,000	1,088,265
Shandong Chenming Paper Holdings, Ltd. Class A	491,400	495,418
		2,617,298
PERSONAL PRODUCTS — 0.1%
Hengan International Group Co., Ltd.	429,000	1,983,017
Yatsen Holding, Ltd. ADR (a) (b)	130,681	89,713
		2,072,730
PHARMACEUTICALS — 2.4%
Asymchem Laboratories Tianjin Co., Ltd. Class A	21,300	1,231,408
CanSino Biologics, Inc. Class A (a)	6,521	238,411
CanSino Biologics, Inc. Class H (a) (b) (c)	36,400	585,178
Changchun High & New Technology Industry Group, Inc. Class A	29,700	785,297
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	97,500	247,893
China Animal Healthcare, Ltd. (a) (d)	763,600	—
China Medical System Holdings, Ltd.	857,300	1,350,854
China Resources Pharmaceutical Group, Ltd. (c)	958,000	499,098
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	123,300	881,033
China Shineway Pharmaceutical Group, Ltd.	366,000	293,028
Consun Pharmaceutical Group, Ltd.	852,000	415,589
See accompanying notes to financial statements.
41

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CSPC Pharmaceutical Group, Ltd.	4,970,240	$ 5,743,631
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	100,000	494,006
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	110,000	291,455
Hansoh Pharmaceutical Group Co., Ltd. (c)	648,000	1,085,599
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	124,800	517,633
Humanwell Healthcare Group Co., Ltd. Class A	142,200	386,407
Jiangsu Hengrui Medicine Co., Ltd. Class A	326,678	1,894,785
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	403,304	777,625
Livzon Pharmaceutical Group, Inc. Class A	136,100	825,420
Luye Pharma Group, Ltd. (a) (b) (c)	1,578,000	604,490
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	136,900	1,150,089
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	254,000	1,242,204
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	601,000	286,249
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	173,200	401,344
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A (a)	161,600	559,278
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	130,500	356,259
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	1,450,000	290,689
Sino Biopharmaceutical, Ltd.	6,196,250	3,868,997
SSY Group, Ltd. (b)	1,204,332	544,390
Tong Ren Tang Technologies Co., Ltd. Class H	603,000	515,115
United Laboratories International Holdings, Ltd.	740,000	389,305
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (a) (b) (c)	238,400	147,337
Yifan Pharmaceutical Co., Ltd. Class A	287,300	674,339
Yunnan Baiyao Group Co., Ltd. Class A	55,107	710,268
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	36,300	1,813,999
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	128,800	426,283
Zhejiang NHU Co., Ltd. Class A	202,320	1,009,672
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	58,800	544,734
		34,079,391
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (a) (b)	17,476	1,023,220
China Index Holdings, Ltd. ADR (a) (b)	134,900	148,390
SOS, Ltd. (a) (b)	134,283	72,056
		1,243,666
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.6%
Agile Group Holdings, Ltd. (b)	1,104,747	560,033
A-Living Smart City Services Co., Ltd. (c)	166,750	233,366
See accompanying notes to financial statements.
42

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Aoyuan Healthy Life Group Co., Ltd.	290,000	$ 68,877
Beijing Capital Development Co., Ltd. Class A	441,300	458,811
Beijing North Star Co., Ltd. Class A	1,074,000	488,943
China Aoyuan Group, Ltd. (b)	754,000	113,609
China Evergrande Group (b)	1,292,600	272,338
China Jinmao Holdings Group, Ltd. (a)	2,434,000	724,164
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	375,419	896,544
China Overseas Grand Oceans Group, Ltd.	557,000	327,170
China Overseas Land & Investment, Ltd.	2,240,862	6,709,939
China Overseas Property Holdings, Ltd.	1,117,620	1,330,058
China Resources Land, Ltd.	1,712,555	7,981,748
China Resources Mixc Lifestyle Services, Ltd. (c)	328,800	1,626,912
China SCE Group Holdings, Ltd. (b)	542,000	98,276
China South City Holdings, Ltd.	2,588,000	228,021
China Vanke Co., Ltd. Class A	426,310	1,286,028
China Vanke Co., Ltd. Class H	1,143,064	2,589,314
CIFI Ever Sunshine Services Group, Ltd. (b)	644,000	871,670
CIFI Holdings Group Co., Ltd.	3,238,094	1,906,123
Colour Life Services Group Co., Ltd. (b)	411,000	32,538
Country Garden Holdings Co., Ltd. (b)	4,756,215	3,662,177
Country Garden Services Holdings Co., Ltd.	973,000	4,174,579
ESR Cayman, Ltd. (a) (c)	493,200	1,533,496
Evergrande Property Services Group, Ltd. (a) (b) (c)	2,248,000	660,214
Gemdale Corp. Class A	308,800	694,643
GR Properties, Ltd. (a)	1,594,000	232,035
Grandjoy Holdings Group Co., Ltd. Class A (a)	482,100	356,177
Greenland Holdings Corp., Ltd. Class A	537,865	456,687
Greentown China Holdings, Ltd.	506,500	926,154
Greentown Service Group Co., Ltd.	838,000	843,200
Guangzhou R&F Properties Co., Ltd. Class H (b)	202,224	71,786
Hopson Development Holdings, Ltd. (b)	488,070	928,601
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	450,500	310,832
Jiayuan International Group, Ltd.	649,238	130,156
Jinke Properties Group Co., Ltd. Class A	555,100	429,348
Jinke Smart Services Group Co., Ltd. Class H (b)	58,500	211,399
Kaisa Group Holdings, Ltd. (a) (b)	1,483,285	159,098
KE Holdings, Inc. ADR (a)	271,626	3,360,014
KWG Group Holdings, Ltd. (a) (b)	1,152,306	476,731
KWG Living Group Holdings, Ltd.	542,902	202,425
Logan Group Co., Ltd. (b)	624,000	177,685
Longfor Group Holdings, Ltd. (c)	974,000	5,012,156
See accompanying notes to financial statements.
43

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Poly Developments & Holdings Group Co., Ltd. Class A	595,300	$ 1,659,837
Poly Property Group Co., Ltd.	1,795,000	453,827
Poly Property Services Co., Ltd. Class H	51,800	375,036
Powerlong Real Estate Holdings, Ltd. (b)	496,000	131,103
Red Star Macalline Group Corp., Ltd. Class A (a)	369,660	472,258
Redco Properties Group, Ltd. (b) (c)	638,200	198,027
RiseSun Real Estate Development Co., Ltd. Class A	389,800	273,863
Ronshine China Holdings, Ltd. (a) (b)	202,500	60,248
Seazen Group, Ltd. (a)	443,809	239,149
Seazen Holdings Co., Ltd. Class A	140,700	713,020
Shanghai Industrial Urban Development Group, Ltd.	432,400	39,202
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	260,300	610,965
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	260,300	477,701
Shenzhen Investment, Ltd.	2,970,565	663,801
Shimao Group Holdings, Ltd. (b)	681,441	384,602
Shimao Services Holdings, Ltd. (b) (c)	323,000	173,226
Sino-Ocean Group Holding, Ltd.	2,341,212	499,250
Skyfame Realty Holdings, Ltd.	866,000	77,406
SOHO China, Ltd. (a) (b)	1,133,000	219,904
Sunac China Holdings, Ltd. (b)	1,548,300	905,485
Sunac Services Holdings, Ltd. (a) (b) (c)	373,000	231,000
Times China Holdings, Ltd. (b)	262,000	87,318
Xinji Shaxi Group Co., Ltd. (a) (b)	942,000	79,388
Yanlord Land Group, Ltd.	611,500	560,284
Yuexiu Property Co., Ltd.	1,096,000	1,090,206
Yuzhou Group Holdings Co., Ltd. (b)	1,983,432	102,573
Zhongtian Financial Group Co., Ltd. Class A (a)	1,013,500	405,521
		64,998,275
ROAD & RAIL — 0.1%
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	976,600	735,361
China High Speed Railway Technology Co., Ltd. Class A (a)	1,040,954	416,506
DiDi Global, Inc. ADR (a)	147,668	369,170
Guangshen Railway Co., Ltd. Class H (a)	2,050,000	348,150
		1,869,187
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	31,834	583,965
Daqo New Energy Corp. ADR (a)	31,601	1,305,753
Flat Glass Group Co., Ltd. Class A	76,840	544,698
Flat Glass Group Co., Ltd. Class H (b)	248,000	959,522
See accompanying notes to financial statements.
44

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Gigadevice Semiconductor Beijing, Inc. Class A	38,425	$ 853,654
Hangzhou Chang Chuan Technology Co., Ltd. Class A	55,800	321,803
Hangzhou First Applied Material Co., Ltd. Class A	37,720	674,350
Hangzhou Silan Microelectronics Co., Ltd. Class A	42,500	324,704
Hua Hong Semiconductor, Ltd. (a) (c)	397,000	1,688,089
Ingenic Semiconductor Co., Ltd. Class A	17,800	256,481
JA Solar Technology Co., Ltd. Class A	82,669	1,024,621
JinkoSolar Holding Co., Ltd. ADR (a) (b)	23,295	1,124,916
LONGi Green Energy Technology Co., Ltd. Class A	255,500	2,905,522
Montage Technology Co., Ltd. Class A	59,766	633,615
National Silicon Industry Group Co., Ltd. Class A (a)	93,007	321,300
NAURA Technology Group Co., Ltd. Class A	32,600	1,407,098
SG Micro Corp. Class A	19,300	992,712
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a) (b)	76,000	228,056
Shenzhen Goodix Technology Co., Ltd. Class A	24,100	269,166
Shenzhen SC New Energy Technology Corp. Class A	13,900	160,719
StarPower Semiconductor, Ltd. Class A	8,900	542,011
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	235,100	1,581,382
Tianshui Huatian Technology Co., Ltd. Class A	124,500	206,124
Unigroup Guoxin Microelectronics Co., Ltd. Class A	50,200	1,617,477
Will Semiconductor Co., Ltd. Shanghai Class A	40,034	1,219,668
Xinyi Solar Holdings, Ltd.	2,499,162	4,410,248
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	68,500	647,438
		26,805,092
SOFTWARE — 0.9%
360 Security Technology, Inc. Class A (a)	272,100	427,775
Agora, Inc. ADR (a)	33,322	331,221
Beijing Kingsoft Office Software, Inc. Class A	22,757	672,733
Beijing Shiji Information Technology Co., Ltd. Class A	127,600	400,000
Cheetah Mobile, Inc. ADR (a) (b)	2,397	2,324
Genimous Technology Co., Ltd. Class A (a)	435,500	476,792
Hundsun Technologies, Inc. Class A	88,732	621,450
Iflytek Co., Ltd. Class A	110,000	806,966
Jiangsu Hoperun Software Co., Ltd. Class A (a)	35,700	111,687
Kingdee International Software Group Co., Ltd. (a)	1,565,000	3,481,153
Linklogis, Inc. Class B (a) (b) (c)	501,000	476,601
Ming Yuan Cloud Group Holdings, Ltd. (b)	380,000	523,074
NavInfo Co., Ltd. Class A (a)	220,600	485,465
Newland Digital Technology Co., Ltd. Class A	48,498	128,654
OneConnect Financial Technology Co., Ltd. (a)	27,077	38,179
Sangfor Technologies, Inc. Class A	29,000	509,639
Shanghai Baosight Software Co., Ltd. Class A	135,720	1,042,257
See accompanying notes to financial statements.
45

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Thunder Software Technology Co., Ltd. Class A	61,200	$ 956,355
Topsec Technologies Group, Inc. Class A	216,100	385,011
Weimob, Inc. (a) (b) (c)	919,000	605,516
Yonyou Network Technology Co., Ltd. Class A	167,940	605,823
		13,088,675
SPECIALTY RETAIL — 0.8%
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	298,740	557,658
China Harmony Auto Holding, Ltd.	1,099,500	560,181
China Meidong Auto Holdings, Ltd.	238,000	911,714
China Tourism Group Duty Free Corp., Ltd. Class A	100,100	2,591,868
China Yongda Automobiles Services Holdings, Ltd.	623,000	678,575
GOME Retail Holdings, Ltd. (a) (b)	8,895,279	556,566
Grand Baoxin Auto Group, Ltd. (a)	924,074	61,358
Pop Mart International Group, Ltd. (b) (c)	379,800	1,668,299
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	422,783	677,321
Suning.com Co., Ltd. Class A (a)	411,200	223,475
Topsports International Holdings, Ltd. (c)	1,204,000	1,006,998
Zhongsheng Group Holdings, Ltd.	356,500	2,521,912
		12,015,925
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Canaan, Inc. (a) (b)	66,831	362,892
China Greatwall Technology Group Co., Ltd. Class A	270,200	489,911
Ebang International Holdings, Inc. Class A (a) (b)	56,619	65,678
Inspur Electronic Information Industry Co., Ltd. Class A	160,940	688,320
Legend Holdings Corp. Class H (c)	195,300	245,889
Lenovo Group, Ltd. (b)	4,120,000	4,482,264
Ninestar Corp. Class A	54,800	368,953
Shenzhen Transsion Holdings Co., Ltd. Class A	38,272	576,422
Xiaomi Corp. Class B (a) (c)	8,904,200	15,849,599
		23,129,928
TEXTILES, APPAREL & LUXURY GOODS — 2.0%
ANTA Sports Products, Ltd.	653,000	8,204,816
Bosideng International Holdings, Ltd. (b)	2,166,000	1,012,279
China Dongxiang Group Co., Ltd.	4,092,000	261,256
Golden Solar New Energy Technology Holdings, Ltd. (a) (b)	380,000	355,186
Lao Feng Xiang Co., Ltd. Class A	70,800	473,665
Li Ning Co., Ltd.	1,174,207	10,135,658
Shenzhou International Group Holdings, Ltd.	459,800	6,153,056
Xtep International Holdings, Ltd. (b)	648,020	983,027
See accompanying notes to financial statements.
46

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Zhejiang Semir Garment Co., Ltd. Class A	299,300	$ 320,606
		27,899,549
TOBACCO — 0.2%
RLX Technology, Inc. ADR (a) (b)	394,614	706,359
Smoore International Holdings, Ltd. (b) (c)	973,000	2,335,777
		3,042,136
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Bohai Leasing Co., Ltd. Class A (a)	980,100	355,103
CITIC Resources Holdings, Ltd. (a)	2,642,000	178,801
COSCO SHIPPING Development Co., Ltd. Class H	2,292,500	465,444
Jiangsu Guotai International Group Co., Ltd. Class A	324,320	499,653
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	196,200	424,352
Sichuan New Energy Power Co., Ltd. (a)	69,000	211,736
Xiamen C & D, Inc. Class A	420,700	842,977
Zall Smart Commerce Group, Ltd. (a)	2,132,000	132,035
		3,110,101
TRANSPORTATION INFRASTRUCTURE — 0.8%
Anhui Expressway Co., Ltd. Class H	772,000	754,118
Beijing Capital International Airport Co., Ltd. Class H (a)	1,221,939	716,181
China Merchants Port Holdings Co., Ltd.	1,066,805	1,934,345
COSCO SHIPPING International Hong Kong Co., Ltd.	672,000	206,798
COSCO SHIPPING Ports, Ltd.	555,946	433,035
Hainan Meilan International Airport Co., Ltd. Class H (a) (b)	124,000	284,056
Jiangsu Expressway Co., Ltd. Class H	1,218,795	1,276,160
Liaoning Port Co., Ltd. Class H	150,000	13,791
Qingdao Port International Co., Ltd. Class H (c)	1,190,000	610,849
Shanghai International Airport Co., Ltd. Class A (a)	99,300	769,610
Shanghai International Port Group Co., Ltd. Class A	1,044,300	899,847
Shenzhen Expressway Corp., Ltd. Class H	582,000	613,109
Shenzhen International Holdings, Ltd.	821,611	868,675
Sichuan Expressway Co., Ltd. Class H	1,060,000	262,584
Yuexiu Transport Infrastructure, Ltd.	508,000	343,147
Zhejiang Expressway Co., Ltd. Class H	1,254,000	1,053,620
		11,039,925
WATER UTILITIES — 0.4%
Beijing Enterprises Water Group, Ltd.	4,002,000	1,231,558
Chengdu Xingrong Environment Co., Ltd. Class A	137,100	107,337
China Water Affairs Group, Ltd. (b)	540,000	591,618
Chongqing Water Group Co., Ltd. Class A	632,500	631,693
Guangdong Investment, Ltd.	1,968,000	2,693,894
See accompanying notes to financial statements.
47

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Luenmei Quantum Co., Ltd. Class A	143,100	$ 161,176
		5,417,276
TOTAL COMMON STOCKS (Cost $1,733,283,559)		1,422,258,667
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f) (g)	2,362,780	2,362,544
State Street Navigator Securities Lending Portfolio II (h) (i)	22,199,702	22,199,702
TOTAL SHORT-TERM INVESTMENTS (Cost $24,562,246)		24,562,246
TOTAL INVESTMENTS — 101.5% (Cost $1,757,845,805)		1,446,820,913
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(21,433,772)
NET ASSETS — 100.0%		$ 1,425,387,141
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.2% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $110,435, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
48

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,420,680,148	$1,468,084	$110,435	$1,422,258,667
Short-Term Investments	24,562,246	—	—	24,562,246
TOTAL INVESTMENTS	$1,445,242,394	$1,468,084	$110,435	$1,446,820,913
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 75,643,886	$ 73,281,132	$(210)	$—	2,362,780	$ 2,362,544	$ 498
State Street Navigator Securities Lending Portfolio II	41,896,566	41,896,566	200,473,158	220,170,022	—	—	22,199,702	22,199,702	142,193
Total		$41,896,566	$ 276,117,044	$293,451,154	$(210)	$—		$24,562,246	$142,691
See accompanying notes to financial statements.
49

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 12.3%
BHP Group, Ltd.	4,725,884	$ 183,655,651
Fortescue Metals Group, Ltd.	2,262,399	35,100,265
Glencore PLC (a)	14,638,571	96,369,409
Newcrest Mining, Ltd.	1,094,555	21,979,098
Rio Tinto, Ltd.	496,029	44,367,625
South32, Ltd.	6,231,832	23,492,560
Woodside Petroleum, Ltd.	683,874	16,485,116
		421,449,724
AUSTRIA — 1.0%
Mondi PLC	1,831,482	35,966,354
BRAZIL — 6.4%
Petroleo Brasileiro SA ADR	1,139,835	16,869,558
Suzano SA ADR	2,708,351	31,471,039
Vale SA ADR (b)	5,514,996	110,244,770
Wheaton Precious Metals Corp.	601,741	28,640,569
Yara International ASA (b)	635,203	32,108,843
		219,334,779
CANADA — 12.5%
Agnico Eagle Mines, Ltd.	610,277	37,377,359
Barrick Gold Corp. (b)(c)	1,196,217	29,363,127
Barrick Gold Corp. (c)	1,179,177	28,925,212
Canadian Natural Resources, Ltd. (b)	830,394	51,463,752
Franco-Nevada Corp.	255,344	40,669,417
Nutrien, Ltd. (b)(c)	574,434	59,427,854
Nutrien, Ltd. (c)	1,431,736	148,886,227
Suncor Energy, Inc.	1,025,596	33,418,804
		429,531,752
CHILE — 1.7%
Antofagasta PLC	461,082	10,156,513
Sociedad Quimica y Minera de Chile SA ADR	567,665	48,592,124
		58,748,637
CHINA — 1.1%
Wilmar International, Ltd.	11,225,719	39,068,339
COLOMBIA — 0.1%
Ecopetrol SA ADR (b)	154,324	2,870,426
FINLAND — 3.5%
Neste Oyj	303,671	14,015,247
See accompanying notes to financial statements.
50

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Stora Enso Oyj Class R	1,989,096	$ 39,427,592
UPM-Kymmene Oyj (b)	2,071,474	68,361,142
		121,803,981
FRANCE — 2.6%
TotalEnergies SE	1,752,504	89,755,005
HONG KONG — 0.2%
Nine Dragons Paper Holdings, Ltd.	7,790,000	6,803,841
INDIA — 2.0%
Reliance Industries, Ltd. GDR (d)	990,045	68,313,105
IRELAND — 1.3%
Smurfit Kappa Group PLC	991,546	44,626,217
ISRAEL — 0.9%
ICL Group, Ltd.	2,497,009	29,913,248
ITALY — 0.8%
Eni SpA	1,779,166	26,316,663
JAPAN — 1.2%
Nippon Steel Corp.	1,270,600	22,726,860
Sumitomo Metal Mining Co., Ltd.	367,100	18,640,060
		41,366,920
LUXEMBOURG — 0.8%
ArcelorMittal SA	853,481	27,824,038
NETHERLANDS — 4.4%
Shell PLC	5,450,008	151,300,809
NORWAY — 1.4%
Equinor ASA	757,793	28,703,230
Norsk Hydro ASA	1,824,655	17,966,925
		46,670,155
PERU — 0.2%
Southern Copper Corp.	113,621	8,623,834
RUSSIA — 0.0%
Gazprom PJSC ADR (e)	2,906,597	—
LUKOIL PJSC ADR (e)	173,497	—
MMC Norilsk Nickel PJSC ADR (e)	715,004	—
Novatek PJSC GDR (e)	46,772	—
Novolipetsk Steel PJSC GDR (e)	148,662	—
Polyus PJSC GDR (e)	77,132	—
Rosneft Oil Co. PJSC GDR (e)	1,071,162	—
Severstal PAO GDR (e)	225,918	—
See accompanying notes to financial statements.
51

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Tatneft PJSC ADR (e)	125,610	$ —
		—
SOUTH AFRICA — 2.7%
Anglo American PLC	1,804,629	94,389,209
SOUTH KOREA — 0.7%
POSCO Holdings, Inc. ADR	405,439	24,030,370
SPAIN — 0.4%
Repsol SA	990,648	13,143,167
SWEDEN — 1.3%
Svenska Cellulosa AB SCA Class B (b)	2,225,012	43,798,791
SWITZERLAND — 1.3%
SIG Combibloc Group AG (a)(b)	1,765,107	44,882,916
UNITED KINGDOM — 2.8%
BP PLC	14,322,780	70,783,861
DS Smith PLC	5,698,185	24,165,611
		94,949,472
UNITED STATES — 34.9%
Amcor PLC CDI	580,749	6,676,895
Amcor PLC	1,939,308	21,972,360
Archer-Daniels-Midland Co.	767,224	69,249,638
Avery Dennison Corp.	159,696	27,782,313
Bunge, Ltd.	214,246	23,740,599
CF Industries Holdings, Inc.	296,019	30,507,718
Chevron Corp.	765,048	124,572,766
ConocoPhillips	522,724	52,272,400
Corteva, Inc.	1,101,594	63,319,623
Darling Ingredients, Inc. (a)	276,656	22,237,609
EOG Resources, Inc.	231,930	27,653,014
Exxon Mobil Corp.	1,680,117	138,760,863
FMC Corp.	182,514	24,013,367
Freeport-McMoRan, Inc.	1,965,044	97,741,289
Halliburton Co.	354,806	13,436,503
Hess Corp.	109,294	11,698,830
Ingredion, Inc.	117,688	10,256,509
International Paper Co.	648,959	29,949,458
Marathon Petroleum Corp.	244,045	20,865,847
Mosaic Co.	469,351	31,211,841
Newmont Corp. (c)	655,164	52,052,780
Newmont Corp. (c)	412,076	32,770,113
See accompanying notes to financial statements.
52

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Nucor Corp.	382,675	$ 56,884,639
Occidental Petroleum Corp.	351,692	19,955,004
Packaging Corp. of America	137,043	21,393,783
Phillips 66	173,744	15,009,744
Pioneer Natural Resources Co.	89,996	22,501,700
Schlumberger NV	556,171	22,975,424
Scotts Miracle-Gro Co. (b)	77,793	9,565,427
Sealed Air Corp.	231,034	15,470,037
Sylvamo Corp. (a)	46,471	1,546,555
Valero Energy Corp.	162,092	16,458,822
Westrock Co.	432,084	20,320,910
Weyerhaeuser Co. REIT	1,171,937	44,416,412
		1,199,240,792
ZAMBIA — 0.7%
First Quantum Minerals, Ltd.	738,760	25,598,281
TOTAL COMMON STOCKS (Cost $2,826,984,183)		3,410,320,825

SHORT-TERM INVESTMENT — 3.5%
State Street Navigator Securities Lending Portfolio II (f)(g) (Cost $119,014,054)	119,014,054	119,014,054
TOTAL INVESTMENTS — 102.7% (Cost $2,945,998,237)		3,529,334,879
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(91,532,361)
NET ASSETS — 100.0%		$ 3,437,802,518
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
53

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
SFE S&P ASX Share Price Index 200 (long)	16	06/16/2022	$ 2,154,963	$ 2,246,541	$ 91,578
S&P/TSX 60 Index (long)	11	06/16/2022	2,289,356	2,319,859	30,503
E-mini S&P 500 Energy Sector Index (long)	127	06/17/2022	10,119,868	10,123,170	3,302
FTSE 100 Index (long)	40	06/17/2022	3,808,386	3,942,578	134,192
CME E-Mini Materials Select Sector (long)	44	06/17/2022	3,854,820	4,096,840	242,020
					$501,595
During the period ended March 31, 2022, average notional value related to futures contracts was $21,324,810.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,410,320,825	$—	$ 0(a)	$3,410,320,825
Short-Term Investment	119,014,054	—	—	119,014,054
TOTAL INVESTMENTS	$3,529,334,879	$—	$—	$3,529,334,879
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	501,595	—	—	501,595
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
54

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Industry Breakdown as of March 31, 2022

% of Net Assets
Metals & Mining	34.0%
Oil, Gas & Consumable Fuels	30.0
Chemicals	13.9
Containers & Packaging	7.5
Paper & Forest Products	6.6
Food Products	4.8
Equity Real Estate Investment Trusts (REITs)	1.3
Energy Equipment & Services	1.1
Short-Term Investment	3.5
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,937,796	$ 1,938,183	$ 87,243,543	$ 89,179,203	$(2,523)	$—	—	$ —	$ 2,985
State Street Navigator Securities Lending Portfolio II	21,489,098	21,489,098	719,275,987	621,751,031	—	—	119,014,054	119,014,054	123,959
Total		$23,427,281	$806,519,530	$710,930,234	$(2,523)	$—		$119,014,054	$126,944
See accompanying notes to financial statements.
55

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 9.7%
4DMedical, Ltd. (a)(b)	341,635	$ 218,068
88 Energy, Ltd. (a)	10,036,345	128,125
Abacus Property Group REIT (b)	218,136	542,208
Accent Group, Ltd.	295,050	376,665
Adairs, Ltd. (b)	80,229	180,744
Adelaide Brighton, Ltd.	243,899	554,962
Aeris Resources, Ltd. (a)(b)	1,616,968	200,353
AET&D Holdings No. 1 Pty, Ltd. (b)(c)	110,316	—
Alkane Resources, Ltd. (a)	243,165	209,082
Alliance Aviation Services, Ltd. (a)(b)	60,936	172,515
AMA Group, Ltd. (a)(b)	439,526	117,172
Anteotech, Ltd. (a)	1,385,973	114,488
Appen, Ltd. (b)	51,341	266,797
Archer Materials, Ltd. (a)(b)	172,731	125,172
Ardent Leisure Group, Ltd. (a)(b)	195,336	195,828
Arena REIT (b)	221,269	815,855
AUB Group, Ltd.	31,877	546,266
Audinate Group, Ltd. (a)(b)	49,806	248,722
Aurelia Metals, Ltd. (a)	590,401	217,247
Aussie Broadband, Ltd. (a)	61,536	245,840
Austal, Ltd.	155,444	220,621
Australian Agricultural Co., Ltd. (a)(b)	209,285	256,175
Australian Ethical Investment, Ltd.	57,193	309,233
Australian Finance Group, Ltd.	164,942	266,306
Australian Strategic Materials, Ltd. (a)	45,882	261,514
AVZ Minerals, Ltd. (a)	1,409,550	1,307,249
Baby Bunting Group, Ltd. (b)	97,143	376,420
Beach Energy, Ltd.	855,288	998,743
Bega Cheese, Ltd. (b)	97,309	351,487
Bellevue Gold, Ltd. (a)(b)	327,983	236,447
Betmakers Technology Group, Ltd. (a)(b)	701,876	334,692
Bigtincan Holdings, Ltd. (a)(b)	204,281	132,695
Blackmores, Ltd. (b)	9,058	511,178
Boss Energy, Ltd. (a)(b)	125,681	211,411
BrainChip Holdings, Ltd. (a)(b)	625,920	453,583
Bravura Solutions, Ltd.	103,881	138,857
Bubs Australia, Ltd. (a)(b)	483,874	174,415
BWP Trust REIT	184,465	558,252
BWX, Ltd. (a)	64,295	108,152
Calix, Ltd. (a)(b)	72,758	405,957
See accompanying notes to financial statements.
56

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Capricorn Metals, Ltd. (a)	115,501	$ 354,748
Carbon Revolution, Ltd. (a)(b)	67,120	33,014
Carnarvon Petroleum, Ltd. (a)	597,316	141,295
Catapult Group International, Ltd. (a)(b)	121,383	131,715
Cedar Woods Properties, Ltd. (b)	71,930	251,174
Cenntro Electric Group, Ltd. (a)(b)	109,124	238,982
Centuria Capital Group	183,536	396,940
Centuria Industrial REIT	146,566	422,645
Centuria Office REIT	136,112	224,869
Cettire, Ltd. (a)(b)	130,590	111,796
Chalice Mining, Ltd. (a)	152,522	809,772
Charter Hall Retail REIT	405,182	1,280,982
Charter Hall Social Infrastructure REIT	193,404	569,328
City Chic Collective, Ltd. (a)(b)	99,552	254,179
Clinuvel Pharmaceuticals, Ltd. (b)	22,678	314,375
Clover Corp., Ltd. (b)	69,372	71,630
Collins Foods, Ltd.	56,321	447,473
Cooper Energy, Ltd. (a)(b)	1,001,059	218,006
Core Lithium, Ltd. (a)	762,611	787,439
Costa Group Holdings, Ltd.	239,537	572,019
Credit Corp. Group, Ltd. (b)	29,010	658,998
Cromwell Property Group REIT	443,101	276,180
Dacian Gold, Ltd. (a)	788,780	130,314
Data#3, Ltd.	49,214	218,048
De Grey Mining, Ltd. (a)	581,418	506,474
Deep Yellow, Ltd. (a)	233,777	179,944
Deterra Royalties, Ltd.	313,962	1,138,768
Dexus Industria REIT (b)	153,770	391,455
Dicker Data, Ltd. (b)	38,244	419,015
Dubber Corp., Ltd. (a)(b)	281,310	265,118
Eclipx Group, Ltd. (a)(b)	161,447	304,309
Elders, Ltd.	79,128	789,707
Electro Optic Systems Holdings, Ltd. (a)(b)	49,990	107,740
Elmo Software, Ltd. (a)(b)	45,578	147,175
Emeco Holdings, Ltd. (b)	218,627	142,835
EML Payments, Ltd. (a)(b)	248,180	560,976
Estia Health, Ltd. (b)	109,706	191,130
EVENT Hospitality and Entertainment, Ltd. (a)	20,382	221,935
Falcon Metals, Ltd. (a)	51,581	15,881
Family Zone Cyber Safety, Ltd. (a)(b)	724,008	250,099
Firefinch, Ltd. (a)	456,830	358,494
G8 Education, Ltd. (b)	28,921	24,867
See accompanying notes to financial statements.
57

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
GDI Property Group REIT	240,343	$ 196,729
Genworth Mortgage Insurance Australia, Ltd.	97,945	211,829
Gold Road Resources, Ltd.	506,044	617,522
GrainCorp, Ltd. Class A	115,646	738,177
GUD Holdings, Ltd.	70,307	612,446
GWA Group, Ltd.	152,813	285,740
Hansen Technologies, Ltd.	107,430	463,072
Home Consortium, Ltd. REIT (b)	90,262	467,697
HomeCo Daily Needs REIT	406,895	438,475
Hotel Property Investments REIT	102,933	296,822
HUB24, Ltd. (b)	32,776	670,462
Humm Group, Ltd. (b)	127,153	81,640
Imdex, Ltd.	342,531	697,076
Immutep, Ltd. ADR (a)(b)	55,548	152,202
Imugene, Ltd. (a)(b)	2,297,717	431,368
Infomedia, Ltd. (b)	233,403	237,496
Ingenia Communities Group REIT	203,094	771,718
Inghams Group, Ltd.	93,951	215,891
Integral Diagnostics, Ltd. (b)	70,769	208,856
Integrated Research, Ltd. (a)(b)	157,603	86,397
InvoCare, Ltd. (b)	137,286	1,236,108
ioneer, Ltd. (a)(b)	792,244	410,505
IPH, Ltd.	114,721	686,613
Irongate Group REIT (b)	233,789	335,327
iSignthis, Ltd. (a)(b)(c)	218,742	87,881
Johns Lyng Group, Ltd.	46,124	300,994
Jumbo Interactive, Ltd.	14,520	204,555
Jupiter Mines, Ltd.	1,054,892	205,964
Karoon Energy, Ltd. (a)	671,286	1,083,819
Kelsian Group, Ltd.	42,311	224,003
Kogan.com, Ltd. (a)(b)	69,729	297,945
Lifestyle Communities, Ltd.	36,883	471,962
Link Administration Holdings, Ltd.	201,045	780,539
Liontown Resources, Ltd. (a)	981,768	1,386,046
Lovisa Holdings, Ltd.	40,255	565,896
MA Financial Group, Ltd. (b)	36,224	218,979
MACA, Ltd.	346,817	229,189
Mach7 Technologies, Ltd. (a)(b)	373,777	200,692
Mayne Pharma Group, Ltd. (a)(b)	1,036,876	194,660
McMillan Shakespeare, Ltd.	46,173	416,083
McPherson's, Ltd. (b)	73,952	52,202
Medical Developments International, Ltd. (a)(b)	40,679	117,915
See accompanying notes to financial statements.
58

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Megaport, Ltd. (a)(b)	73,440	$ 767,133
Mesoblast, Ltd. (a)(b)	186,168	160,074
Mincor Resources NL (a)	221,336	359,018
Minerals 260, Ltd. (a)	60,948	23,800
Monadelphous Group, Ltd. (b)	51,837	426,250
Monash IVF Group, Ltd.	353,203	315,633
Money3 Corp., Ltd.	84,912	195,757
Morella Corp., Ltd. (a)	33,352	852
Mount Gibson Iron, Ltd. (b)	67,026	31,207
Myer Holdings, Ltd.	484,788	194,768
Nanosonics, Ltd. (a)(b)	160,745	480,431
National Storage REIT	917,590	1,867,363
Nearmap, Ltd. (a)(b)	219,763	245,071
Neometals, Ltd. (a)	336,481	444,717
New Hope Corp., Ltd. (b)	444,128	1,133,961
Nick Scali, Ltd. (b)	46,220	393,946
Novonix, Ltd. (a)(b)	138,037	642,685
NRW Holdings, Ltd.	218,132	352,183
Nufarm, Ltd.	185,857	883,473
Nuix, Ltd. (a)(b)	162,984	193,381
OceanaGold Corp. (a)	356,854	791,390
OFX Group, Ltd. (a)	250,237	456,634
Omni Bridgeway, Ltd. (a)(b)	131,741	375,937
oOh!media, Ltd.	319,971	388,056
Opthea, Ltd. (a)(b)	180,419	155,131
Pact Group Holdings, Ltd.	58,038	101,550
Paladin Energy, Ltd. (a)(b)	1,324,280	785,630
Paradigm Biopharmaceuticals, Ltd. (a)(b)	121,686	102,803
Peninsula Energy, Ltd. (a)	970,181	156,640
Perenti Global, Ltd. (a)	484,205	272,710
Perpetual, Ltd.	31,359	818,329
Perseus Mining, Ltd.	622,004	915,504
Platinum Asset Management, Ltd.	76,436	126,853
PointsBet Holdings, Ltd. (a)(b)	95,400	270,802
PolyNovo, Ltd. (a)(b)	384,394	316,083
PPK Group, Ltd. (a)(b)	23,087	90,153
Praemium, Ltd. (a)(b)	316,260	163,872
Ramelius Resources, Ltd.	329,369	356,169
Red 5, Ltd. (a)	1,385,973	390,299
Redbubble, Ltd. (a)(b)	186,067	216,577
Regis Resources, Ltd. (a)(b)	448,640	710,872
Reject Shop, Ltd. (a)(b)	33,519	143,727
See accompanying notes to financial statements.
59

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Renascor Resources, Ltd. (a)(b)	1,763,967	$ 397,395
Resolute Mining, Ltd. (a)	591,687	146,628
RPMGlobal Holdings, Ltd. (a)	157,328	216,206
Rural Funds Group REIT	216,929	477,305
Sandfire Resources, Ltd.	231,809	988,757
Select Harvests, Ltd. (b)	53,215	213,796
Service Stream, Ltd. (a)(b)	241,268	189,333
Sigma Healthcare, Ltd. (b)	497,408	192,367
Silver Lake Resources, Ltd. (a)	395,436	638,448
Silver Mines, Ltd. (a)	1,024,991	180,883
SmartGroup Corp., Ltd.	108,691	697,864
SolGold PLC (a)(b)	753,283	358,539
Southern Cross Media Group, Ltd. (b)	155,290	200,578
SpeedCast International, Ltd. (a)(b)(c)	131,112	—
Splitit, Ltd. (a)	135,096	16,232
St Barbara, Ltd. (a)	397,935	421,349
Starpharma Holdings, Ltd. (a)(b)	264,581	179,812
Strike Energy, Ltd. (a)	1,907,176	443,980
Superloop, Ltd. (a)(b)	115,809	81,749
Symbio Holdings, Ltd. (b)	51,826	213,664
Syrah Resources, Ltd. (a)(b)	320,524	391,133
Talga Group, Ltd. (a)(b)	186,573	241,684
Tassal Group, Ltd.	164,579	443,690
Telix Pharmaceuticals, Ltd. (a)	149,845	470,359
Temple & Webster Group, Ltd. (a)(b)	36,597	183,858
Tyro Payments, Ltd. (a)(b)	198,707	262,625
United Malt Grp, Ltd.	117,553	333,685
Uniti Group, Ltd. (a)	310,605	1,103,267
Virtus Health, Ltd. (b)	93,114	562,888
Vista Group International, Ltd. (a)	129,078	166,991
Vita Group, Ltd. (a)	192	50
Vulcan Energy Resources, Ltd. (a)(b)	53,180	405,345
Waypoint REIT, Ltd.	325,538	652,715
Webjet, Ltd. (a)(b)	183,666	772,374
Weebit Nano, Ltd. (a)(b)	94,806	188,666
West African Resources, Ltd. (a)	434,785	408,127
Western Areas, Ltd. (a)	144,935	395,085
Westgold Resources, Ltd.	222,404	321,502
Whispir, Ltd. (a)	129,965	175,675
Whitehaven Coal, Ltd.	433,318	1,350,410
Wisr, Ltd. (a)(b)	933,408	115,656
		78,028,925
See accompanying notes to financial statements.
60

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
AUSTRIA — 0.4%
AT&S Austria Technologie & Systemtechnik AG	13,784	$ 772,973
DO & Co. AG (a)(b)	4,119	350,142
FACC AG (a)	12,382	110,215
Palfinger AG	5,939	149,672
Porr AG (a)	8,863	116,365
S IMMO AG	32,877	810,260
S&T AG (b)	25,728	485,788
Schoeller-Bleckmann Oilfield Equipment AG (a)	5,498	298,832
		3,094,247
BELGIUM — 1.0%
AGFA-Gevaert NV (a)	102,734	415,506
Befimmo SA REIT	8,021	423,025
Biocartis Group NV (a)(b)(d)	19,915	48,527
Care Property Invest NV REIT	4,778	132,109
Econocom Group SA (b)	55,069	246,928
Euronav NV	94,856	1,019,320
Fagron	26,074	479,266
Gimv NV	2,474	150,297
Intervest Offices & Warehouses NV REIT	15,207	462,764
Ion Beam Applications	12,229	237,299
Kinepolis Group NV (a)	9,789	599,045
Materialise NV ADR (a)	20,646	399,500
Mithra Pharmaceuticals SA (a)(b)	8,186	113,488
Ontex Group NV (a)(b)	44,742	329,807
Orange Belgium SA	8,035	171,651
Recticel SA	33,409	802,927
Retail Estates NV REIT	5,991	492,609
Tessenderlo Group SA (a)	29,262	1,067,915
X-Fab Silicon Foundries SE (a)(d)	50,205	391,024
Xior Student Housing NV REIT (b)	3,872	217,994
		8,201,001
BOSNIA AND HERZEGOVINA — 0.0% (e)
Adriatic Metals PLC ADR (a)	83,082	158,472
BRAZIL — 0.1%
ERO Copper Corp. (a)	31,918	467,890
BURKINA FASO — 0.1%
IAMGOLD Corp. (a)(b)	155,130	539,021
CAMEROON — 0.1%
Golar LNG, Ltd. (a)	42,248	1,046,905
See accompanying notes to financial statements.
61

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CANADA — 9.6%
Absolute Software Corp. (b)	18,834	$ 159,080
AcuityAds Holdings, Inc. (a)(b)	28,683	90,707
Advantage Energy, Ltd. (a)	208,503	1,453,954
Aecon Group, Inc. (b)	32,170	437,072
Ag Growth International, Inc. (b)	7,206	249,113
AGF Management, Ltd. Class B (b)	29,886	186,152
Aimia, Inc. (a)(b)	72,430	292,260
AirBoss of America Corp. (b)	7,034	200,481
Alaris Equity Partners Income	26,062	421,691
Alcanna, Inc. (a)	37,052	271,724
Aleafia Health, Inc. (a)(b)	125,462	12,054
Alexco Resource Corp. (a)(b)	67,108	105,843
Altius Minerals Corp.	41,397	798,741
Americas Gold & Silver Corp. (a)(b)	73,132	80,214
Andlauer Healthcare Group, Inc. (b)	3,425	136,474
Artis Real Estate Investment Trust	88,886	930,099
Athabasca Oil Corp. (a)	310,268	504,258
Atrium Mortgage Investment Corp. (b)	39,519	450,226
Aurinia Pharmaceuticals, Inc. (a)	53,291	659,743
Aurora Cannabis, Inc. (a)(b)	116,324	463,787
AutoCanada, Inc. (a)(b)	18,764	544,269
Automotive Properties Real Estate Investment Trust	15,434	180,036
Aya Gold & Silver, Inc. (a)	37,956	271,060
Badger Infrastructure Solutions, Ltd. (b)	17,141	431,733
Baytex Energy Corp. (a)(b)	428,860	1,871,252
BELLUS Health, Inc. (a)(b)	74,677	516,560
Birchcliff Energy, Ltd. (b)	116,705	781,117
Boardwalk Real Estate Investment Trust	24,029	1,130,992
Burcon NutraScience Corp. (a)(b)	72,824	69,381
Calian Group, Ltd.	2,000	110,660
Calibre Mining Corp. (a)(b)	79,110	94,371
Canaccord Genuity Group, Inc.	61,816	611,207
Capstone Copper Corp. (a)	100,756	570,309
Cardinal Energy, Ltd. (a)(b)	70,367	430,410
Cascades, Inc. (b)	28,910	296,726
Celestica, Inc. (a)(b)	65,474	779,471
Cineplex, Inc. (a)(b)	20,151	216,344
Cogeco, Inc.	4,958	305,963
Colossus Minerals, Inc. (b)(c)	390	—
Converge Technology Solutions Corp. (a)(b)	89,749	735,064
Copper Mountain Mining Corp. (a)	78,367	235,907
See accompanying notes to financial statements.
62

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Corus Entertainment, Inc. Class B (b)	180,715	$ 711,835
Crescent Point Energy Corp.	270,831	1,964,476
Denison Mines Corp. (a)(b)	342,251	558,978
Diversified Royalty Corp. (b)	70,494	186,810
Doman Building Materials Group, Ltd. (b)	65,878	421,412
Dorel Industries, Inc. Class B (b)	19,482	150,983
Dream Office Real Estate Investment Trust	38,915	868,309
DREAM Unlimited Corp. Class A	24,946	994,605
Dundee Precious Metals, Inc.	87,545	522,866
ElectraMeccanica Vehicles Corp. (a)(b)	64,078	139,049
Endeavour Silver Corp. (a)	93,018	431,932
Enerplus Corp.	112,887	1,431,592
Enthusiast Gaming Holdings, Inc. (a)(b)	53,631	129,671
Equinox Gold Corp. (a)(b)	123,556	1,020,854
Essa Pharma, Inc. (a)(b)	24,631	152,220
Exchange Income Corp. (b)	23,863	817,308
Extendicare, Inc. (b)	51,953	326,513
Fiera Capital Corp. (b)	34,716	290,169
Firm Capital Mortgage Investment Corp. (b)	35,233	401,115
Fission Uranium Corp. (a)(b)	230,515	173,479
Fortuna Silver Mines, Inc. (a)(b)	122,797	466,984
GASFRAC Energy Services, Inc. (a)(c)	21,904	—
Global Atomic Corp. (a)(b)	62,265	210,367
GoGold Resources, Inc. (a)	87,325	204,845
GoldMining, Inc. (a)	81,403	139,468
Goodfood Market Corp. (a)(b)	36,217	81,188
Hardwoods Distribution, Inc. (b)	10,345	302,304
Headwater Exploration, Inc. (a)(b)	63,335	336,184
Heroux-Devtek, Inc. (a)(b)	12,823	175,449
HEXO Corp. (a)(b)	133,992	82,602
Home Capital Group, Inc.	32,133	977,586
Hudbay Minerals, Inc. (b)	176,081	1,384,344
Hut 8 Mining Corp. (a)(b)	63,335	349,368
i-80 Gold Corp. (a)(b)	35,638	98,150
IMV, Inc. (a)(b)	125,536	180,909
Interfor Corp.	30,485	848,616
InterRent Real Estate Investment Trust	40,917	523,808
Intertape Polymer Group, Inc. (b)	38,528	1,223,963
Jamieson Wellness, Inc. (b)(d)	18,649	520,330
K92 Mining, Inc. (a)	90,838	664,713
Karora Resources, Inc. (a)	62,342	317,437
Killam Apartment Real Estate Investment Trust	42,816	734,253
See accompanying notes to financial statements.
63

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Knight Therapeutics, Inc. (a)	80,963	$ 338,359
Largo, Inc. (a)(b)	7,343	93,062
Laurentian Bank of Canada (b)	41,406	1,377,714
Liberty Gold Corp. (a)	86,026	64,052
LifeWorks, Inc. (b)	36,291	628,167
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
MAG Silver Corp. (a)(b)	55,864	905,238
Major Drilling Group International, Inc. (a)(b)	36,606	356,667
Marathon Gold Corp. (a)	92,983	201,740
Martinrea International, Inc. (b)	77,226	555,214
MEG Energy Corp. (a)(b)	137,233	1,875,479
Milestone Pharmaceuticals, Inc. (a)	21,802	139,969
Minto Apartment Real Estate Investment Trust (d)	21,444	368,602
Morguard North American Residential Real Estate Investment Trust	22,994	361,004
MTY Food Group, Inc. (b)	11,012	480,400
Mullen Group, Ltd.	66,668	713,090
Neptune Wellness Solutions, Inc. (a)(b)	317,915	69,995
New Gold, Inc. (a)(b)	382,319	694,819
New Pacific Metals Corp. (a)	58,749	187,199
NexGen Energy, Ltd. (a)(b)	162,919	923,475
NFI Group, Inc. (b)	38,357	489,500
North American Construction Group, Ltd.	20,916	303,094
North West Co., Inc. (b)	30,508	935,476
NuVista Energy, Ltd. (a)	61,627	521,514
Optiva, Inc. (a)	2	35
Organigram Holdings, Inc. (a)(b)	210,470	350,488
Orla Mining, Ltd. (a)(b)	50,924	243,806
Osisko Mining, Inc. (a)(b)	100,726	321,762
Paramount Resources, Ltd. Class A (b)	17,914	447,617
Parex Resources, Inc. (b)	54,724	1,123,791
Park Lawn Corp. (b)	14,362	397,613
Peyto Exploration & Development Corp. (b)	47,397	481,161
Points.com, Inc. (a)	22,532	417,067
Polaris Infrastructure, Inc. (b)	30,525	413,012
Poseidon Concepts Corp. (a)(c)	43,064	—
Precision Drilling Corp. (a)	13,915	1,032,721
Profound Medical Corp. (a)(b)	9,760	87,907
PyroGenesis Canada, Inc. (a)(b)	48,511	121,564
Real Matters, Inc. (a)(b)	41,809	178,074
Recipe Unlimited Corp. (a)	929	10,904
Repare Therapeutics, Inc. (a)(b)	22,834	325,156
See accompanying notes to financial statements.
64

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Richelieu Hardware, Ltd.	15,668	$ 571,251
Rogers Sugar, Inc. (b)	70,821	357,209
Russel Metals, Inc.	35,958	953,468
Sabina Gold & Silver Corp. (a)	104,937	126,860
Sandstorm Gold, Ltd. (b)	116,781	942,438
Savaria Corp. (b)	26,312	369,069
Seabridge Gold, Inc. (a)(b)	26,272	487,348
Secure Energy Services, Inc.	59,709	255,271
ShawCor, Ltd. (a)(b)	57,643	232,593
Sienna Senior Living, Inc. (b)	42,457	520,409
Sierra Wireless, Inc. (a)(b)	19,224	347,373
Silvercorp Metals, Inc. (b)	70,063	255,784
SilverCrest Metals, Inc. (a)(b)	60,996	544,010
Skeena Resources, Ltd. (a)(b)	19,938	222,039
Slate Grocery REIT Class U	12,238	167,347
Slate Office REIT	40,315	164,933
Sleep Country Canada Holdings, Inc. (d)	18,813	439,957
Solaris Resources, Inc. (a)	20,793	204,426
Southern Pacific Resource Corp. (a)(c)	281,142	—
Sprott, Inc. (b)	14,329	719,060
Sundial Growers, Inc. (a)(b)	905,631	633,942
SunOpta, Inc. (a)	35,347	177,442
Tamarack Valley Energy, Ltd.	94,678	375,968
Taseko Mines, Ltd. (a)(b)	107,046	246,822
TECSYS, Inc. (b)	4,794	122,666
Theratechnologies, Inc. (a)(b)	60,267	149,576
Timbercreek Financial Corp. (b)	28,635	217,562
Torex Gold Resources, Inc. (a)	42,253	531,101
Transat AT, Inc. (a)(b)	46,353	188,893
Transcontinental, Inc. Class A	38,007	531,590
Trisura Group, Ltd. (a)(b)	17,431	479,647
True North Commercial Real Estate Investment Trust	56,647	324,721
Twin Butte Energy, Ltd. (a)(c)	83,708	—
Uni-Select, Inc. (a)(b)	41,214	1,006,386
Valens Co., Inc. (a)(b)	49,080	83,303
Valeura Energy, Inc. (a)	176	65
Vermilion Energy, Inc. (b)	86,468	1,817,209
Victoria Gold Corp. (a)	14,180	180,507
Wajax Corp.	13,224	209,204
Wallbridge Mining Co., Ltd. (a)	218,666	57,772
Well Health Technologies Corp. (a)(b)	66,305	276,569
Wesdome Gold Mines, Ltd. (a)(b)	98,330	1,235,177
See accompanying notes to financial statements.
65

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Western Forest Products, Inc. (b)	212,326	$ 341,680
Westport Fuel Systems, Inc. (a)(b)	62,479	100,543
Westshore Terminals Investment Corp. (b)	32,543	863,176
Xenon Pharmaceuticals, Inc. (a)	29,413	899,155
Zymeworks, Inc. (a)	23,163	151,718
		77,223,295
CHINA — 0.4%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (b)	87,000	120,645
BOE Varitronix, Ltd. (b)	177,000	209,966
China Glass Holdings, Ltd.	528,000	105,177
China Shandong Hi-Speed Financial Group, Ltd. (a)	4,332,000	464,653
China Tobacco International HK Co., Ltd. (b)	194,000	330,459
China Yuchai International, Ltd.	9,141	106,493
GCL New Energy Holdings, Ltd. (a)(b)	4,910,000	102,822
Greenland Hong Kong Holdings, Ltd.	199,000	44,977
HG Semiconductor, Ltd. (a)(b)	218,830	130,772
Inspur International, Ltd. (a)	378,000	159,282
Road King Infrastructure, Ltd.	539,482	464,987
Towngas Smart Energy Co., Ltd. (a)	209,080	109,994
Vesync Co., Ltd.	148,000	101,295
VSTECS Holdings, Ltd.	564,000	531,491
Zensun Enterprises, Ltd. (b)	253,584	119,807
		3,102,820
COLOMBIA — 0.1%
Canacol Energy, Ltd. (b)	58,020	145,393
GCM Mining Corp. (b)	39,349	183,978
Gran Tierra Energy, Inc. (a)	192,036	301,341
		630,712
DENMARK — 1.0%
Alm Brand A/S	226,037	390,853
AMAG Pharmaceuticals, Inc. (c)	308,573	—
Asetek A/S (a)	15,046	57,988
Atlantic Sapphire ASA (a)(b)	33,903	137,450
Bang & Olufsen A/S (a)	58,602	169,617
Better Collective A/S (a)	14,044	255,280
cBrain A/S	9,461	297,896
Cementir Holding NV	38,838	296,442
Drilling Co. of 1972 A/S (a)	17,830	984,666
FLSmidth & Co. A/S	11,650	309,314
H&H International A/S Class B (a)	33,413	921,621
See accompanying notes to financial statements.
66

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Matas A/S	29,934	$ 431,188
NNIT A/S (a)(d)	8,780	125,028
NTG Nordic Transport Group A/S Class A (a)	5,313	325,836
Orphazyme A/S (a)	46,285	40,917
Per Aarsleff Holding A/S	13,091	511,080
RTX A/S (a)	4,672	121,179
Scandinavian Tobacco Group A/S Class A (d)	33,760	726,168
Spar Nord Bank A/S	39,376	523,612
Sydbank A/S	37,836	1,306,222
Zealand Pharma A/S (a)	24,552	382,675
		8,315,032
EGYPT — 0.1%
Centamin PLC	470,206	566,103
Energean PLC (a)	37,650	590,401
		1,156,504
FINLAND — 0.7%
Aktia Bank Oyj	26,905	326,301
BasWare Oyj (a)(b)	5,016	119,713
Bittium Oyj (b)	12,030	76,831
Caverion Oyj	72,948	423,279
Citycon Oyj (a)(b)	56,179	428,802
Finnair Oyj (a)(b)	354,291	196,983
Harvia Oyj (b)	6,809	275,389
Kamux Corp.	16,212	202,570
Marimekko Oyj	3,410	289,113
Musti Group Oyj (a)	9,816	261,686
Oriola Oyj Class B	39,651	83,118
Raisio Oyj Class V	51,330	152,490
Remedy Entertainment Oyj (b)	9,693	353,206
Revenio Group Oyj	11,543	614,168
Rovio Entertainment Oyj (b)(d)	31,473	265,965
Talenom Oyj	14,807	161,949
Tecnotree Oyj (a)(b)	146,447	185,430
Terveystalo Oyj (d)	29,996	375,136
Tokmanni Group Corp.	24,814	415,520
WithSecure Oyj (a)	72,163	366,534
YIT Oyj (b)	80,709	308,017
		5,882,200
FRANCE — 1.7%
AB Science SA (a)	23,792	269,222
See accompanying notes to financial statements.
67

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Akka Technologies (a)	8,861	$ 482,903
AKWEL	11,477	255,398
Albioma SA	13,650	669,777
Aubay	6,067	405,027
Bastide le Confort Medical	1,931	86,478
Beneteau SA (a)	31,639	500,589
Bigben Interactive	25,197	417,728
Boiron SA	3,679	158,211
Bonduelle SCA	14,771	271,177
Carbios (a)	5,235	200,953
Cellectis SA (a)	31,957	148,557
Chargeurs SA	11,068	250,730
Cie des Alpes (a)	6,443	96,205
Claranova SADIR (a)	51,119	237,293
Coface SA (a)	47,754	580,749
DBV Technologies SA (a)	26,737	88,711
Derichebourg SA	33,811	357,388
Elior Group SA (a)(d)	69,769	235,991
Esker SA	2,556	484,606
Etablissements Maurel et Prom SA (a)	2,244	10,124
Fnac Darty SA	13,256	686,727
Focus Home Interactive SA (a)	3,932	180,685
GL Events (a)	10,099	186,529
Innate Pharma SA (a)	57,949	199,234
Kaufman & Broad SA	10,421	348,428
LNA Sante SA	8,321	342,559
Maisons du Monde SA (d)	30,719	594,040
Manitou BF SA	6,805	190,804
McPhy Energy SA (a)	5,684	120,162
Mersen SA	8,582	320,839
Nacon SA (a)	4,992	30,327
Nanobiotix SA (a)	15,358	113,465
Nicox (a)	19,936	43,476
Novacyt SA (a)	37,974	107,531
Poxel SA (a)	18,378	47,031
Quadient SA	20,775	393,885
Rallye SA (a)	13,788	54,615
Sequans Communications SA ADR (a)	27,412	83,332
SMCP SA (a)(d)	32,099	246,612
Solutions 30 SE (a)	84,221	694,380
Technicolor SA (a)	66,043	249,841
Vallourec SA (a)	72,450	939,930
See accompanying notes to financial statements.
68

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Valneva SE (a)	47,242	$ 822,098
Verimatrix SA (a)	36,478	44,565
Vilmorin & Cie SA	4,536	223,077
		13,471,989
GABON — 0.0% (e)
BW Energy, Ltd. (a)(b)	11,513	35,550
GERMANY — 2.9%
2G Energy AG	1,568	214,241
Aareal Bank AG	31,899	1,011,534
Affimed NV (a)	74,654	326,238
Allgeier SE	2,548	127,860
Amadeus Fire AG	3,602	579,523
Atoss Software AG	1,001	199,809
Aumann AG (a)(d)	395	6,918
AURELIUS Equity Opportunities SE & Co. KGaA	17,548	491,634
Bertrandt AG	3,241	160,111
bet-at-home.com AG	2,012	35,013
Bilfinger SE	21,339	820,553
Borussia Dortmund GmbH & Co. KGaA (a)	54,067	243,759
CECONOMY AG	119,137	453,878
Cewe Stiftung & Co. KGaA	3,614	367,932
Corestate Capital Holding SA (a)(b)	18,362	173,046
CropEnergies AG	14,457	192,062
Datagroup SE	2,742	252,308
Deutsche Beteiligungs AG	8,962	286,184
Deutsche EuroShop AG	25,450	473,459
Deutsche Pfandbriefbank AG (d)	103,867	1,277,600
Deutz AG (a)	69,768	364,693
DIC Asset AG	46,827	754,959
Dr Hoenle AG	1,568	57,399
Draegerwerk AG & Co. KGaA Preference Shares	5,633	314,318
Elmos Semiconductor SE	11,017	643,549
ElringKlinger AG (a)	15,103	145,106
GFT Technologies SE	13,461	621,562
Hamborner REIT AG	55,898	595,703
Hamburger Hafen und Logistik AG	13,964	250,923
Heidelberger Druckmaschinen AG (a)	84,703	225,245
Home24 SE (a)	11,768	89,102
Hornbach Holding AG & Co. KGaA	7,124	904,416
Indus Holding AG	23,955	718,313
Instone Real Estate Group SE (d)	11,502	216,793
See accompanying notes to financial statements.
69

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Jenoptik AG	26,773	$ 818,601
JOST Werke AG (d)	8,846	359,251
Jumia Technologies AG ADR (a)	38,680	370,554
Kloeckner & Co. SE (a)	61,319	836,458
Koenig & Bauer AG (a)	9,891	231,660
Leoni AG (a)(b)	16,985	174,054
LPKF Laser & Electronics AG	9,573	140,492
Marley Spoon AG CDI (a)	77,881	29,535
MBB SE	2,746	386,195
Medios AG (a)	7,406	245,561
Mensch und Maschine Software SE	1,775	111,782
MorphoSys AG (a)	14,013	386,047
Nagarro SE (a)	2,548	408,245
New Work SE	1,016	209,586
Norma Group SE	18,827	545,901
Northern Data AG (a)	4,274	275,342
Pfeiffer Vacuum Technology AG	4,092	790,395
PVA TePla AG (a)	9,197	271,687
SAF-Holland SE (a)	36,849	312,625
SFC Energy AG (a)	7,351	222,062
SGL Carbon SE (a)	17,283	109,034
Sirius Real Estate, Ltd.	324,557	535,870
SMA Solar Technology AG	8,722	368,966
SNP Schneider-Neureither & Partner SE (a)	2,971	106,113
Stabilus SA	9,616	481,680
STRATEC SE	2,198	247,495
SUESS MicroTec SE (a)	12,004	213,166
Takkt AG	18,684	340,936
Vossloh AG	4,730	198,672
Westwing Group SE (a)	5,644	70,334
		23,394,042
GHANA — 0.1%
Tullow Oil PLC (a)	1,130,097	799,620
GREECE — 0.0% (e)
TT Hellenic Postbank SA (c)	129,076	—
GUERNSEY — 0.1%
BMO Commercial Property Trust REIT	568,796	864,237
HONG KONG — 1.4%
Aidigong Maternal & Child Health, Ltd. (a)(b)	3,812,000	240,945
Apollo Future Mobility Group, Ltd. (a)(b)	1,549,072	73,187
Beijing Gas Blue Sky Holdings, Ltd. (a)(c)	2,904,000	21,507
See accompanying notes to financial statements.
70

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Bright Smart Securities & Commodities Group, Ltd.	1,452,000	$ 259,570
Cafe de Coral Holdings, Ltd.	177,191	296,397
Canvest Environmental Protection Group Co., Ltd.	507,000	223,998
Central Holding Group Co., Ltd. (a)	221,000	421,038
China Household Holdings Ltd. (c)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Youzan, Ltd. (a)(b)	7,816,000	161,681
Chow Sang Sang Holdings International, Ltd.	68,000	79,015
CMBC Capital Holdings, Ltd. (b)	131,868	28,962
C-Mer Eye Care Holdings, Ltd. (b)	388,000	228,894
Cowell e Holdings, Inc. (a)	168,000	165,181
Dah Sing Financial Holdings, Ltd.	42,000	136,757
EC Healthcare (b)	152,000	161,871
Esprit Holdings, Ltd. (a)	1,109,400	126,078
Fairwood Holdings, Ltd.	173,000	335,777
Far East Consortium International, Ltd.	628,089	213,336
Giordano International, Ltd.	1,536,000	311,852
Global Cord Blood Corp. (a)	8,375	32,244
Glory Sun Financial Group, Ltd. (a)(b)	7,472,000	119,263
Gold Financial Holdings Ltd. (c)	1,158,000	—
Haitong International Securities Group, Ltd. (b)	867,000	156,099
HKBN, Ltd.	374,500	429,905
Hong Kong ChaoShang Group, Ltd. (a)(b)	824,000	88,383
Hong Kong Technology Venture Co., Ltd. (b)	364,000	323,033
Huanxi Media Group, Ltd. (a)(b)	1,260,000	212,376
Hutchison Port Holdings Trust Stapled Security	1,686,900	413,291
Hutchison Telecommunications Hong Kong Holdings, Ltd.	782,000	125,817
International Alliance Financial Leasing Co., Ltd. (a)(d)	657,000	276,008
K Wah International Holdings, Ltd.	1,224,238	462,720
Lee's Pharmaceutical Holdings, Ltd.	223,000	68,910
Lifestyle International Holdings, Ltd. (a)	99,500	48,153
Long Well International Holdings Ltd (a)(c)	2,380,000	—
Luk Fook Holdings International, Ltd.	172,000	419,052
Modern Dental Group, Ltd. (a)	216,000	82,468
OCI International Holdings, Ltd. (a)	400,000	177,746
Pacific Textiles Holdings, Ltd.	524,000	242,884
PAX Global Technology, Ltd.	461,000	379,683
Peace Mark Holdings, Ltd. (c)	504,228	—
Perfect Medical Health Management, Ltd.	498,000	308,412
Prosperity REIT	634,000	230,725
Realord Group Holdings, Ltd. (a)(b)	146,000	188,666
Sa Sa International Holdings, Ltd. (a)(b)	781,248	138,664
See accompanying notes to financial statements.
71

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shun Tak Holdings, Ltd. (a)	1,062,849	$ 233,432
SmarTone Telecommunications Holdings, Ltd.	249,792	133,326
SMI Culture & Travel Group Holdings Ltd. (b)(c)	608,081	—
Stella International Holdings, Ltd.	169,000	164,222
Sun Hung Kai & Co., Ltd.	369,000	188,001
Sunlight Real Estate Investment Trust	601,000	296,225
Superb Summit International Group Ltd. (b)(c)	1,685,500	—
Television Broadcasts, Ltd. (a)	199,316	114,529
Texhong Textile Group, Ltd.	245,500	305,018
Truly International Holdings, Ltd. (b)	922,000	262,541
Value Partners Group, Ltd. (b)	470,000	202,850
Viva China Holdings, Ltd. (b)	1,440,000	180,198
Yuexiu Real Estate Investment Trust (b)	524,000	225,487
Zhuguang Holdings Group Co., Ltd. (b)	1,450,000	242,549
		10,958,926
INDONESIA — 0.2%
First Pacific Co., Ltd.	1,452,000	587,742
First Resources, Ltd.	241,800	366,269
Nickel Mines, Ltd.	753,238	715,539
		1,669,550
IRAQ — 0.1%
Genel Energy PLC	124,740	305,485
Gulf Keystone Petroleum, Ltd.	182,567	572,097
		877,582
IRELAND — 0.6%
C&C Group PLC (a)	193,037	498,158
Cairn Homes PLC (a)	177,139	244,791
COSMO Pharmaceuticals NV (a)(b)	2,480	164,390
Dalata Hotel Group PLC (a)	152,997	674,119
Fineos Corp., Ltd. ADR (a)	56,152	101,623
Glenveagh Properties PLC (a)(b)(d)	259,187	339,140
Greencore Group PLC (a)	414,413	701,144
Hibernia REIT PLC	428,304	770,109
Irish Continental Group PLC (a)(b)	87,074	375,421
Irish Residential Properties REIT PLC	384,337	621,778
Origin Enterprises PLC	67,635	301,016
Uniphar PLC (a)	73,516	308,377
		5,100,066
ISRAEL — 3.3%
Africa Israel Properties, Ltd.	6,438	385,523
See accompanying notes to financial statements.
72

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Airport City, Ltd. (a)	1	$ 19
Allot, Ltd. (a)	20,503	166,074
AudioCodes, Ltd. (b)	17,629	450,421
Augwind Energy Tech Storage, Ltd. (a)	24,498	200,436
Azorim-Investment Development & Construction Co., Ltd. (a)	60,920	337,697
BATM Advanced Communications, Ltd. (b)	153,382	105,822
Bet Shemesh Engines Holdings 1997, Ltd. (a)	8,897	241,519
Blue Square Real Estate, Ltd.	2,517	215,715
Camtek, Ltd. (a)(b)	5,120	155,955
Cellcom Israel, Ltd. (a)	39,751	229,693
Ceragon Networks, Ltd. (a)(b)	53,082	113,065
Clal Insurance Enterprises Holdings, Ltd. (a)	42,049	990,597
Cognyte Software, Ltd. (a)	29,111	329,245
Compugen, Ltd. (a)(b)	61,011	196,455
Danel Adir Yeoshua, Ltd.	1,655	305,822
Delek Automotive Systems, Ltd.	26,582	410,402
Delek Group, Ltd. (a)	4,863	709,356
Delta Galil Industries, Ltd.	6,348	434,837
Elco, Ltd.	4,525	387,098
Electra Consumer Products 1970, Ltd.	5,806	345,495
Electreon Wireless, Ltd. (a)	2,450	118,997
Energix-Renewable Energies, Ltd.	83,335	319,892
Enlight Renewable Energy, Ltd. (a)	359,537	846,891
Equital, Ltd. (a)	9,447	402,626
Fattal Holdings 1998, Ltd. (a)	3,112	447,699
FIBI Holdings, Ltd.	5,366	259,956
Formula Systems 1985, Ltd.	6,480	651,401
Fox Wizel, Ltd.	3,667	589,018
Gamida Cell, Ltd. (a)(b)	74,652	309,806
Gazit-Globe, Ltd.	109,246	995,837
Gilat Satellite Networks, Ltd. (a)(b)	23,031	202,903
Hilan, Ltd.	4,650	288,362
IDI Insurance Co., Ltd.	7,823	265,976
Innoviz Technologies, Ltd. (a)	70,425	254,939
Inrom Construction Industries, Ltd.	83,713	390,857
Isracard, Ltd.	68,846	341,075
Israel Canada T.R, Ltd.	106,668	585,943
Isras Investment Co., Ltd.	1,397	350,208
Ituran Location & Control, Ltd.	15,572	358,467
Kamada, Ltd. (a)	18,138	101,169
Magic Software Enterprises, Ltd.	13,667	235,482
Matrix IT, Ltd.	17,317	453,104
See accompanying notes to financial statements.
73

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mediterranean Towers, Ltd.	53,147	$ 180,529
Mega Or Holdings, Ltd.	8,021	314,933
Mehadrin, Ltd. (a)	1	48
Menora Mivtachim Holdings, Ltd.	10,363	256,538
Migdal Insurance & Financial Holding, Ltd.	415,962	745,180
Mivne Real Estate KD, Ltd.	1	4
Nano Dimension, Ltd. ADR (a)	128,361	456,965
Nano-X Imaging, Ltd. (a)(b)	14,820	160,649
Oil Refineries, Ltd. (a)	2,297,951	918,100
One Software Technologies, Ltd.	16,984	295,640
OPC Energy, Ltd. (a)	25,000	285,390
Oramed Pharmaceuticals, Inc. (a)	14,180	122,657
Partner Communications Co., Ltd. (a)	63,338	527,544
Paz Oil Co., Ltd. (a)	6,347	932,584
Perion Network, Ltd. (a)	26,898	604,936
RADA Electronic Industries, Ltd. (a)(b)	29,205	406,826
Radware, Ltd. (a)	28,820	921,375
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	5,270	421,105
Redhill Biopharma, Ltd. ADR (a)(b)	31,896	80,378
REIT 1, Ltd.	130,020	883,301
Sapiens International Corp. NV	27,821	707,196
Sella Capital Real Estate, Ltd. REIT	163,669	551,333
Silicom, Ltd. (a)(b)	7,592	298,897
Sisram Medical, Ltd. (b)(d)	113,200	131,537
Summit Real Estate Holdings, Ltd. (a)	13,501	309,471
Taboola.com, Ltd. (a)	74,487	384,353
Tel Aviv Stock Exchange, Ltd.	35,011	179,923
Tremor International, Ltd. (a)	17,060	259,483
Tufin Software Technologies, Ltd. (a)(b)	19,522	174,331
		26,993,060
ITALY — 1.2%
AMCO - Asset Management Co. SpA (a)(b)(c)	2,346	—
Anima Holding SpA (d)	166,784	757,506
Arnoldo Mondadori Editore SpA (a)	167,052	371,741
Ascopiave SpA	43,331	166,091
Avio SpA (b)	7,941	94,010
Banca IFIS SpA	15,969	331,727
Banca Monte dei Paschi di Siena SpA (a)(b)	190,285	198,044
Banca Sistema SpA (b)(d)	109,136	246,503
BFF Bank SpA (d)	52,662	394,633
Biesse SpA (a)(b)	13,391	245,246
Cromwell European Real Estate Investment Trust	73,600	186,712
See accompanying notes to financial statements.
74

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Danieli & C Officine Meccaniche SpA	19,285	$ 309,417
Datalogic SpA (b)	6,328	69,881
Digital Bros SpA (b)	6,390	183,718
doValue SpA (d)	24,923	212,971
El.En. SpA (b)	43,918	706,593
Esprinet SpA (b)	30,720	328,818
Eurotech SpA (a)(b)	43,469	185,531
Fila SpA	12,300	128,918
Fincantieri SpA (a)(b)	155,514	107,886
Illimity Bank SpA (a)	18,862	249,113
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)(b)	24,555	119,393
Italmobiliare SpA	2,557	82,222
Juventus Football Club SpA (a)(b)	790,071	289,039
Kaleyra, Inc. (a)(b)	19,618	117,316
Maire Tecnimont SpA (b)	73,267	255,485
MARR SpA	14,332	239,357
OVS SpA (a)(b)(d)	279,971	613,674
Piaggio & C SpA (b)	97,684	278,894
Prima Industrie SpA (a)	480	9,090
RAI Way SpA (d)	56,070	353,730
Safilo Group SpA (a)(b)	72,136	121,517
Tamburi Investment Partners SpA	74,409	744,293
Tinexta SpA	10,000	295,075
Unieuro SpA (d)	22,635	444,512
		9,438,656
JAPAN — 31.9%
3-D Matrix, Ltd. (a)	118,600	319,524
77 Bank, Ltd.	38,000	484,647
Access Co., Ltd. (a)	10,500	49,916
Achilles Corp.	2,100	21,904
Adastria Co., Ltd.	10,000	157,940
Advanced Media, Inc. (a)	17,900	88,339
Adways, Inc.	10,500	65,920
Aeon Delight Co., Ltd.	17,200	431,506
Aeon Fantasy Co., Ltd.	7,900	125,228
Ai Holdings Corp.	23,900	337,308
AI inside, Inc. (a)(b)	1,900	82,653
Aichi Bank, Ltd.	8,100	302,978
Aichi Steel Corp.	3,200	63,354
Aida Engineering, Ltd.	35,300	307,412
Aiful Corp. (b)	140,276	414,905
Aiming, Inc.	25,000	67,353
See accompanying notes to financial statements.
75

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Airtrip Corp.	10,400	$ 258,768
Aisan Industry Co., Ltd.	33,000	198,476
Akatsuki, Inc.	2,300	55,067
Akebono Brake Industry Co., Ltd. (a)	82,600	106,844
Akita Bank, Ltd.	1,800	24,944
ALBERT, Inc. (a)	900	43,526
Albis Co., Ltd. (b)	4,700	86,507
Alconix Corp.	17,200	198,252
Altech Corp.	18,180	281,743
Amiyaki Tei Co., Ltd.	1,700	41,360
Amuse, Inc.	9,300	149,873
Anest Iwata Corp.	27,300	186,686
AnGes, Inc. (a)(b)	53,500	158,241
Anicom Holdings, Inc.	53,400	286,853
Aomori Bank, Ltd. (a)	7,600	118,031
Arakawa Chemical Industries, Ltd.	17,200	151,346
Arata Corp.	7,300	219,226
Arcland Sakamoto Co., Ltd. (b)	10,400	129,813
Arcland Service Holdings Co., Ltd.	10,400	187,050
Arcs Co., Ltd.	28,500	496,857
Arealink Co., Ltd.	4,100	45,434
Argo Graphics, Inc.	17,200	433,631
Arisawa Manufacturing Co., Ltd.	17,200	135,616
Aruhi Corp. (b)	17,200	141,284
Asahi Holdings, Inc. (b)	52,557	980,775
ASAHI YUKIZAI Corp.	10,500	173,623
Asanuma Corp. (b)	8,200	337,121
Asia Pile Holdings Corp.	6,600	23,219
ASKA Pharmaceutical Holdings Co., Ltd.	10,500	109,261
ASKUL Corp.	28,100	371,348
Atom Corp. (a)(b)	17,700	109,372
Atrae, Inc. (a)	23,900	381,022
Autobacs Seven Co., Ltd.	28,000	310,278
Avex, Inc. (b)	21,700	238,499
Awa Bank, Ltd.	37,865	677,280
Axial Retailing, Inc.	10,000	263,646
Bando Chemical Industries, Ltd.	32,700	237,892
Bank of Iwate, Ltd.	8,000	121,804
Bank of Nagoya, Ltd.	3,160	75,267
Bank of Saga, Ltd.	17,200	207,179
Bank of the Ryukyus, Ltd.	54,720	359,315
BASE, Inc. (a)(b)	36,300	133,686
See accompanying notes to financial statements.
76

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Belc Co., Ltd. (b)	6,300	$ 281,846
Bell System24 Holdings, Inc.	18,700	211,843
Belluna Co., Ltd. (b)	28,600	171,070
BeNext-Yumeshin Group Co.	46,377	636,955
Bic Camera, Inc. (b)	39,500	352,124
BML, Inc.	18,000	458,249
BrainPad, Inc. (a)	3,900	42,028
Broadleaf Co., Ltd.	64,000	194,571
BRONCO BILLY Co., Ltd. (b)	8,200	153,427
Bunka Shutter Co., Ltd.	47,600	385,898
Bushiroad, Inc. (a)(b)	14,400	157,199
CAICA DIGITAL, Inc. (a)(b)	693,143	862,324
Can Do Co., Ltd. (b)	26,300	484,072
Carna Biosciences, Inc. (a)	4,400	37,991
Cawachi, Ltd.	4,600	85,159
Central Glass Co., Ltd.	34,569	594,402
Central Security Patrols Co., Ltd. (b)	6,500	134,150
Change, Inc. (b)	14,700	240,650
Chatwork Co., Ltd. (a)(b)	24,800	107,475
Chiba Kogyo Bank, Ltd.	66,700	144,528
Chiyoda Co., Ltd. (b)	22,600	137,043
Chiyoda Corp. (a)(b)	117,700	455,769
Chiyoda Integre Co., Ltd.	5,600	97,305
Chofu Seisakusho Co., Ltd.	17,200	281,577
Chubu Shiryo Co., Ltd.	10,500	85,298
Chudenko Corp.	10,000	170,299
Chugoku Bank, Ltd.	46,800	337,384
Chugoku Marine Paints, Ltd.	39,100	291,216
CI Takiron Corp.	49,400	221,817
Citizen Watch Co., Ltd.	153,700	659,754
CKD Corp.	47,859	743,269
CMK Corp.	44,800	229,952
COLOPL, Inc.	39,500	207,304
Colowide Co., Ltd. (b)	24,100	352,639
Computer Engineering & Consulting, Ltd.	10,400	110,019
Comture Corp.	17,200	439,300
CONEXIO Corp.	10,500	121,545
COOKPAD, Inc. (a)	245,400	596,441
Cosel Co., Ltd.	25,300	167,798
Cosmo Energy Holdings Co., Ltd.	26,700	578,546
CRE Logistics REIT, Inc.	246	420,759
Create Restaurants Holdings, Inc. (b)	35,600	212,060
See accompanying notes to financial statements.
77

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CTS Co., Ltd.	39,500	$ 273,693
Curves Holdings Co., Ltd.	26,400	153,995
Cyber Security Cloud, Inc. (a)(b)	2,500	45,026
CYBERDYNE, Inc. (a)(b)	17,200	51,582
Cybozu, Inc. (b)	5,300	60,915
Dai Nippon Toryo Co., Ltd. (b)	10,500	67,823
Daibiru Corp. (a)(b)	27,100	490,089
Daido Metal Co., Ltd.	30,600	143,956
Daihen Corp.	9,600	334,566
Daiho Corp. (b)	18,700	697,928
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (b)	24,700	205,944
Daiichikosho Co., Ltd.	18,300	524,688
Daiken Corp.	9,900	177,160
Daiki Aluminium Industry Co., Ltd. (b)	39,500	512,564
Daikyonishikawa Corp.	21,900	97,434
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	149,355
Daiseki Co., Ltd.	29,939	1,139,594
Daishi Hokuetsu Financial Group, Inc.	31,951	659,421
Daito Pharmaceutical Co., Ltd.	8,600	202,645
Daiwabo Holdings Co., Ltd.	50,074	680,305
DCM Holdings Co., Ltd.	81,964	711,762
DDS, Inc. (a)	76,700	95,421
Demae-Can Co., Ltd. (a)(b)	40,972	265,326
Denyo Co., Ltd. (b)	10,000	134,789
Dexerials Corp.	35,821	987,199
Digital Arts, Inc.	8,100	495,176
Digital Garage, Inc.	19,884	753,585
Digital Hearts Holdings Co., Ltd.	6,200	91,640
Dip Corp. (b)	18,900	523,205
DKK Co., Ltd.	8,700	161,635
DKS Co., Ltd.	8,400	190,942
Doshisha Co., Ltd.	17,200	212,423
Doutor Nichires Holdings Co., Ltd.	51,152	641,850
DTS Corp.	70,887	1,564,040
Duskin Co., Ltd.	25,400	562,724
DyDo Group Holdings, Inc. (b)	4,100	159,102
Dynam Japan Holdings Co., Ltd.	10,000	9,321
Earth Corp.	10,300	473,524
EDION Corp. (b)	77,305	722,893
Edulab, Inc. (a)(b)	2,400	17,440
eGuarantee, Inc.	27,400	463,006
E-Guardian, Inc. (b)	10,500	265,149
See accompanying notes to financial statements.
78

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ehime Bank, Ltd.	23,540	$ 181,144
Eiken Chemical Co., Ltd.	21,900	311,607
Eizo Corp.	10,500	310,566
en japan, Inc.	10,400	252,942
Enigmo, Inc.	9,700	51,867
eRex Co., Ltd. (b)	29,200	416,679
ES-Con Japan, Ltd. (b)	39,500	265,557
Eslead Corp. (b)	21,200	292,564
ESPEC Corp.	19,000	308,070
euglena Co., Ltd. (a)(b)	47,900	324,398
Exedy Corp.	20,200	262,122
FAN Communications, Inc.	49,900	178,427
FCC Co., Ltd.	38,328	424,095
FDK Corp. (a)(b)	25,600	182,865
Feed One Co., Ltd.	9,160	50,564
Ferrotec Holdings Corp.	43,678	989,975
FIDEA Holdings Co., Ltd.	19,410	203,575
Financial Products Group Co., Ltd.	30,700	218,283
Fixstars Corp.	20,600	141,039
Fronteo, Inc. (b)	21,400	358,268
Fudo Tetra Corp. (b)	9,040	113,358
Fuji Co., Ltd. (b)	17,200	327,349
Fuji Pharma Co., Ltd.	7,000	56,692
Fuji Seal International, Inc.	10,100	140,048
Fuji Soft, Inc.	19,557	992,553
Fujibo Holdings, Inc.	7,200	205,248
Fujikura, Ltd. (a)	173,120	891,452
Fujimi, Inc.	9,961	551,497
Fujimori Kogyo Co., Ltd.	7,500	231,102
Fujita Kanko, Inc. (a)	4,399	85,425
Fujitec Co., Ltd. (b)	43,381	1,125,851
Fujiya Co., Ltd.	200	4,012
Fukuda Corp.	4,000	148,301
Fukui Bank, Ltd. (b)	12,900	149,858
Fukuoka REIT Corp.	896	1,240,190
Fukushima Galilei Co., Ltd.	8,400	266,101
FULLCAST Holdings Co., Ltd.	10,400	224,580
Fumakilla, Ltd.	20,700	190,500
Funai Soken Holdings, Inc.	24,100	438,615
Furukawa Co., Ltd.	17,838	189,439
Furukawa Electric Co., Ltd.	22,000	394,414
Furuno Electric Co., Ltd.	22,600	188,807
See accompanying notes to financial statements.
79

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Fuso Chemical Co., Ltd.	17,200	$ 639,110
Futaba Corp.	10,500	57,009
Fuyo General Lease Co., Ltd.	9,572	551,253
GA Technologies Co., Ltd. (a)(b)	14,200	157,940
Gakken Holdings Co., Ltd.	23,800	187,263
Genki Sushi Co., Ltd.	1,600	33,575
Genky DrugStores Co., Ltd. (b)	5,100	190,974
Geo Holdings Corp. (b)	23,000	237,248
giftee, Inc. (a)(b)	9,300	98,536
Giken, Ltd.	8,900	272,408
Global One Real Estate Investment Corp. REIT	375	346,344
GLOBERIDE, Inc.	15,000	358,146
Glory, Ltd. (b)	35,700	609,437
GMO GlobalSign Holdings KK (b)	1,700	86,978
GNI Group, Ltd. (a)(b)	18,600	213,469
Goldcrest Co., Ltd.	17,900	248,646
Grace Technology, Inc. (a)(c)	6,200	—
Gree, Inc. (b)	52,800	472,862
GS Yuasa Corp.	38,098	734,809
G-Tekt Corp.	18,200	191,484
GungHo Online Entertainment, Inc.	18,600	399,048
Gunma Bank, Ltd.	80,900	235,951
Gunze, Ltd.	9,200	283,864
Gurunavi, Inc. (a)(b)	42,400	149,513
H.U. Group Holdings, Inc.	31,197	746,672
H2O Retailing Corp.	74,000	516,400
Hachijuni Bank, Ltd.	138,700	465,095
Hamakyorex Co., Ltd.	7,200	170,190
Hankyu Hanshin REIT, Inc.	496	629,731
Hanwa Co., Ltd.	24,244	647,172
Happinet Corp.	3,700	46,031
Hazama Ando Corp.	105,901	788,750
HEALIOS KK (a)	24,100	230,923
Heiwa Real Estate Co., Ltd. (b)	18,900	615,856
Heiwa Real Estate REIT, Inc.	452	557,855
Heiwado Co., Ltd.	22,600	353,035
Hennge KK (a)(b)	8,800	69,022
Hibiya Engineering, Ltd.	7,500	113,326
Hiday Hidaka Corp. (b)	17,204	254,144
Hioki EE Corp.	8,200	476,292
Hirano Tecseed Co., Ltd. (b)	10,400	178,139
Hirata Corp.	6,800	302,533
See accompanying notes to financial statements.
80

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hirogin Holdings, Inc.	57,900	$ 309,118
HIS Co., Ltd. (a)(b)	10,000	176,066
Hochiki Corp.	19,900	202,320
Hogy Medical Co., Ltd.	10,500	280,288
Hokkaido Electric Power Co., Inc.	120,500	480,511
Hokkaido Gas Co., Ltd.	2,900	35,170
Hokkoku Financial Holdings, Inc.	17,700	446,237
Hokuetsu Corp. (b)	55,700	318,941
Hokuhoku Financial Group, Inc.	77,100	567,253
Hokuriku Electric Power Co. (b)	39,500	172,807
H-One Co., Ltd.	23,800	119,221
Hoosiers Holdings	46,000	247,102
Hoshino Resorts REIT, Inc.	182	1,024,148
Hosiden Corp.	26,800	255,469
Hosokawa Micron Corp.	9,600	212,208
Howa Machinery, Ltd.	35,100	231,928
Hyakugo Bank, Ltd.	129,200	356,597
Hyakujushi Bank, Ltd.	19,100	261,066
IBJ Leasing Co., Ltd. (b)	10,400	254,998
IBJ, Inc. (b)	17,900	118,424
Ichibanya Co., Ltd. (b)	5,600	213,388
Ichigo Hotel REIT Investment Corp.	263	187,215
Ichigo Office REIT Investment Corp.	636	462,164
Ichigo, Inc.	31,000	80,453
Ichikoh Industries, Ltd.	36,000	122,200
Idec Corp.	17,300	366,739
Iino Kaiun Kaisha, Ltd.	107,880	734,162
Imasen Electric Industrial	27,400	135,448
Imuraya Group Co., Ltd. (b)	8,600	160,132
Inaba Denki Sangyo Co., Ltd.	20,800	425,682
Inabata & Co., Ltd.	22,700	385,830
Infocom Corp.	17,500	305,376
INFRONEER Holdings, Inc. (b)	75,324	646,654
Insource Co., Ltd. (b)	20,200	388,439
Intage Holdings, Inc.	39,500	558,777
Iriso Electronics Co., Ltd.	10,300	283,436
Ishihara Sangyo Kaisha, Ltd.	19,800	175,692
Istyle, Inc. (a)	39,500	59,881
Itfor, Inc.	45,000	291,782
Itochu Enex Co., Ltd.	31,200	263,995
Itoki Corp. (b)	31,900	91,199
J Trust Co., Ltd.	63,400	183,867
See accompanying notes to financial statements.
81

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Jaccs Co., Ltd.	15,000	$ 380,639
JAFCO Group Co., Ltd. (a)	57,780	892,585
Japan Aviation Electronics Industry, Ltd.	43,090	706,836
Japan Communications, Inc. (a)(b)	147,600	257,806
Japan Display, Inc. (a)(b)	442,910	175,157
Japan Elevator Service Holdings Co., Ltd.	25,800	339,890
Japan Excellent, Inc. REIT	751	835,304
Japan Lifeline Co., Ltd. (b)	35,700	302,071
Japan Material Co., Ltd.	48,674	697,778
Japan Petroleum Exploration Co., Ltd.	19,200	406,700
Japan Pulp & Paper Co., Ltd.	7,900	252,540
Japan Securities Finance Co., Ltd. (b)	29,100	220,812
Japan Steel Works, Ltd.	45,397	1,428,767
Japan Wool Textile Co., Ltd.	25,200	185,198
JCU Corp.	16,547	565,768
Jimoto Holdings, Inc.	19,810	101,355
JINS Holdings, Inc. (b)	6,600	313,755
Joshin Denki Co., Ltd.	13,500	213,775
Joyful Honda Co., Ltd.	51,400	635,221
JSP Corp.	8,100	102,572
JTOWER, Inc. (a)(b)	3,800	226,669
Juki Corp.	37,600	259,909
Juroku Financial Group, Inc.	20,800	372,044
JVC Kenwood Corp.	89,000	130,521
Kaga Electronics Co., Ltd.	21,100	565,854
Kamakura Shinsho, Ltd.	5,300	27,553
Kameda Seika Co., Ltd. (b)	1,600	52,400
Kamei Corp.	22,100	183,537
Kanamoto Co., Ltd.	20,900	344,732
Kanematsu Corp.	82,735	914,771
Kanematsu Electronics, Ltd.	7,900	249,611
Kanto Denka Kogyo Co., Ltd.	24,000	213,751
Kaonavi, Inc. (a)(b)	8,100	154,692
Kasai Kogyo Co., Ltd. (a)	35,900	82,522
Katakura Industries Co., Ltd.	70,748	1,299,257
Kato Sangyo Co., Ltd.	10,400	271,621
Kato Works Co., Ltd.	8,400	54,189
KAWADA TECHNOLOGIES, Inc.	1,300	38,665
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	167,036
Keiyo Bank, Ltd.	86,800	353,994
Keiyo Co., Ltd.	36,000	263,679
Kenedix Retail REIT Corp.	283	652,386
See accompanying notes to financial statements.
82

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Kenko Mayonnaise Co., Ltd.	17,200	$ 196,551
KH Neochem Co., Ltd.	20,000	454,954
Kintetsu World Express, Inc.	18,100	467,506
Kisoji Co., Ltd. (b)	10,300	177,190
Kissei Pharmaceutical Co., Ltd.	25,800	543,102
Kitanotatsujin Corp. (b)	52,400	97,137
Kito Corp.	19,000	277,858
Kitz Corp.	124,155	702,735
Kiyo Bank, Ltd.	73,965	839,743
KLab, Inc. (a)	10,100	37,113
Koa Corp. (b)	21,500	254,546
Kohnan Shoji Co., Ltd.	10,500	302,348
Komatsu Matere Co., Ltd.	30,500	353,310
KOMEDA Holdings Co., Ltd.	24,600	412,652
Komeri Co., Ltd.	10,300	223,099
Komori Corp.	54,036	323,660
Konishi Co., Ltd.	17,400	224,354
Konoike Transport Co., Ltd.	17,200	163,675
Koshidaka Holdings Co., Ltd.	26,400	150,733
Kotobuki Spirits Co., Ltd. (b)	20,077	1,078,493
Kourakuen Holdings Corp. (b)	8,000	86,805
Krosaki Harima Corp.	3,300	112,288
Kudan, Inc. (a)(b)	7,800	154,554
Kumagai Gumi Co., Ltd.	18,200	406,360
Kumiai Chemical Industry Co., Ltd.	57,700	420,717
Kura Sushi, Inc. (b)	17,200	476,144
Kurabo Industries, Ltd.	30,770	445,420
Kureha Corp.	8,200	662,756
Kurimoto, Ltd.	5,300	68,556
KYB Corp.	13,683	335,381
Kyoei Steel, Ltd.	20,000	220,639
Kyokuto Kaihatsu Kogyo Co., Ltd.	19,800	226,426
KYORIN Holdings, Inc.	34,900	510,956
Kyoritsu Maintenance Co., Ltd. (b)	17,200	654,698
Kyosan Electric Manufacturing Co., Ltd.	17,200	61,927
Kyushu Financial Group, Inc.	229,955	759,728
LAC Co., Ltd.	6,900	52,244
Lacto Japan Co., Ltd. (b)	7,400	127,179
LEC, Inc. (b)	18,700	135,580
Leopalace21 Corp. (a)(b)	644,720	1,072,984
Lifenet Insurance Co. (a)	17,200	79,499
LIFULL Co., Ltd.	36,300	73,871
See accompanying notes to financial statements.
83

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Locondo, Inc. (a)	4,100	$ 37,698
M&A Capital Partners Co., Ltd. (a)	8,400	302,435
Macnica Fuji Electronics Holdings, Inc.	33,205	722,782
Maeda Kosen Co., Ltd. (b)	7,500	198,661
Makino Milling Machine Co., Ltd.	21,348	681,553
Makuake, Inc. (a)(b)	1,200	20,288
Mandom Corp.	19,800	214,517
Mars Group Holdings Corp.	17,200	240,765
Marudai Food Co., Ltd.	45,031	549,462
Maruha Nichiro Corp.	37,702	744,566
Marusan Securities Co., Ltd. (b)	72,438	297,212
Maruwa Co., Ltd.	3,600	484,647
Matsuya Co., Ltd. (a)	31,900	201,584
Max Co., Ltd.	23,200	325,517
Maxell , Ltd.	29,200	289,173
MCJ Co., Ltd.	46,200	354,374
MEC Co., Ltd.	18,400	511,638
Media Do Co., Ltd. (b)	4,300	90,659
Medical Data Vision Co., Ltd.	18,700	185,344
Medinet Co., Ltd. (a)	631,500	265,347
Medley, Inc. (a)(b)	12,400	263,988
MedPeer, Inc. (a)	7,200	237,281
Megachips Corp. (a)	16,519	514,454
Megmilk Snow Brand Co., Ltd.	26,300	429,034
Meidensha Corp.	29,649	620,705
Meiko Electronics Co., Ltd.	17,267	576,871
Meiko Network Japan Co., Ltd.	30,400	145,269
Meisei Industrial Co., Ltd.	36,100	205,223
Meitec Corp.	10,500	575,283
Melco Holdings, Inc.	4,000	128,692
Michinoku Bank, Ltd. (a)(b)	5,720	40,864
Mie Kotsu Group Holdings, Inc. (b)	58,500	219,782
Milbon Co., Ltd.	10,500	474,068
Mimasu Semiconductor Industry Co., Ltd.	19,100	403,480
Minkabu The Infonoid, Inc. (b)	6,800	162,528
Mirai Corp. REIT	672	292,884
Mirait Holdings Corp.	47,001	754,727
Miroku Jyoho Service Co., Ltd.	10,500	123,188
Mitsubishi Estate Logistics REIT Investment Corp. (a)	165	643,687
Mitsubishi Kakoki Kaisha, Ltd. (b)	16,500	272,836
Mitsubishi Logisnext Co., Ltd.	17,200	132,073
Mitsubishi Pencil Co., Ltd.	30,200	315,249
See accompanying notes to financial statements.
84

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mitsubishi Research Institute, Inc.	6,900	$ 227,394
Mitsubishi Shokuhin Co., Ltd.	8,000	198,393
Mitsuboshi Belting, Ltd.	17,300	288,915
Mitsui DM Sugar Holdings Co., Ltd.	27,600	437,280
Mitsui Matsushima Holdings Co., Ltd. (b)	17,800	280,254
Mitsui Mining & Smelting Co., Ltd.	35,231	973,841
Mitsui-Soko Holdings Co., Ltd.	18,700	386,865
Mixi, Inc. (b)	26,100	473,724
Miyaji Engineering Group, Inc.	2,600	74,117
Miyazaki Bank, Ltd.	6,980	118,638
Mizuno Corp.	7,800	135,661
Mochida Pharmaceutical Co., Ltd.	19,000	584,676
Modec, Inc. (b)	9,000	94,542
Monex Group, Inc. (b)	104,607	565,373
Monogatari Corp	2,800	134,262
Mori Trust Hotel REIT, Inc.	200	208,610
Mori Trust Sogo REIT, Inc.	365	430,031
Morita Holdings Corp.	24,800	252,546
MOS Food Services, Inc. (b)	17,200	409,541
m-up Holdings, Inc. (b)	18,700	159,152
Musashi Seimitsu Industry Co., Ltd.	31,300	389,912
Musashino Bank, Ltd.	10,480	151,793
Nachi-Fujikoshi Corp.	17,200	593,763
Nagaileben Co., Ltd.	17,200	283,277
Nagano Keiki Co., Ltd. (b)	27,900	290,781
Nakanishi, Inc.	70,649	1,314,319
NanoCarrier Co., Ltd. (a)(b)	102,800	218,516
Nanto Bank, Ltd.	10,000	162,966
Neturen Co., Ltd.	64,983	316,416
Nextage Co., Ltd.	43,340	792,350
NexTone, Inc. (a)(b)	4,200	99,935
NHK Spring Co., Ltd.	39,500	288,012
Nichias Corp.	38,218	795,690
Nichiban Co., Ltd.	10,000	140,062
Nichicon Corp.	45,900	444,346
Nichiha Corp.	19,900	411,526
Nichi-iko Pharmaceutical Co., Ltd. (a)(b)	76,400	488,456
Nichireki Co., Ltd.	10,500	106,838
Nihon House Holdings Co., Ltd.	54,800	204,978
Nihon Nohyaku Co., Ltd.	39,500	198,842
Nihon Parkerizing Co., Ltd.	64,000	491,436
Nihon Tokushu Toryo Co., Ltd.	10,500	72,494
See accompanying notes to financial statements.
85

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Nihon Trim Co., Ltd.	1,500	$ 31,811
Nikkiso Co., Ltd. (b)	74,240	560,279
Nikkon Holdings Co., Ltd.	70,638	1,190,152
Nippon Carbide Industries Co., Inc.	19,100	217,791
Nippon Carbon Co., Ltd.	17,271	596,214
Nippon Ceramic Co., Ltd.	10,400	209,499
Nippon Chemical Industrial Co., Ltd. (b)	8,100	161,032
Nippon Coke & Engineering Co., Ltd. (b)	741,472	879,687
Nippon Densetsu Kogyo Co., Ltd.	27,200	354,749
Nippon Gas Co., Ltd.	67,300	826,730
Nippon Kayaku Co., Ltd.	51,900	496,444
Nippon Koei Co., Ltd.	9,800	242,225
Nippon Light Metal Holdings Co., Ltd.	39,390	555,922
Nippon Paper Industries Co., Ltd. (b)	20,200	172,917
Nippon Parking Development Co., Ltd.	775,791	984,320
Nippon Pillar Packing Co., Ltd.	17,800	451,691
NIPPON REIT Investment Corp.	473	1,492,556
Nippon Road Co., Ltd. (b)	4,700	322,175
Nippon Sheet Glass Co., Ltd. (a)(b)	49,400	174,197
Nippon Signal Co., Ltd.	37,000	268,869
Nippon Soda Co., Ltd.	17,200	477,561
Nippon Steel Trading Corp.	3,600	157,495
Nippon Suisan Kaisha, Ltd.	170,454	769,588
Nippon Thompson Co., Ltd.	62,200	277,242
Nippon Yakin Kogyo Co., Ltd.	8,600	199,102
Nipro Corp.	10,400	87,741
Nishimatsu Construction Co., Ltd.	27,583	834,024
Nishimatsuya Chain Co., Ltd. (b)	27,253	354,317
Nishi-Nippon Financial Holdings, Inc.	88,100	549,468
Nishio Rent All Co., Ltd.	17,400	400,971
Nissan Shatai Co., Ltd.	25,200	115,437
Nissei ASB Machine Co., Ltd.	4,700	120,622
Nissei Plastic Industrial Co., Ltd.	27,600	229,441
Nissha Co., Ltd. (b)	27,400	328,010
Nisshin Oillio Group, Ltd.	13,600	319,229
Nisshinbo Holdings, Inc.	83,900	734,795
Nissin Corp.	10,500	141,355
Nitta Corp.	9,900	225,447
Nittetsu Mining Co., Ltd.	3,200	186,661
Nitto Boseki Co., Ltd.	25,730	598,017
Nitto Kogyo Corp.	25,300	328,509
Nittoku Co., Ltd.	9,400	201,282
See accompanying notes to financial statements.
86

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Nohmi Bosai, Ltd.	20,400	$ 328,417
Nojima Corp.	10,400	198,532
Nomura Co., Ltd.	49,200	372,116
Noritake Co., Ltd.	6,900	253,545
Noritsu Koki Co., Ltd.	9,800	188,935
Noritz Corp.	17,900	216,496
North Pacific Bank, Ltd.	173,000	342,080
NS United Kaiun Kaisha, Ltd.	10,000	346,859
NSD Co., Ltd.	44,606	805,572
NTN Corp. (a)(b)	232,900	410,633
NTT UD REIT Investment Corp.	1,474	1,956,428
Obara Group, Inc.	8,900	219,099
Oenon Holdings, Inc.	108,400	288,471
Ogaki Kyoritsu Bank, Ltd.	10,000	156,869
Ohara, Inc.	9,600	100,528
Ohsho Food Service Corp. (b)	6,800	336,148
Oiles Corp.	17,200	214,690
Oisix ra daichi, Inc. (a)(b)	10,500	260,824
Oita Bank, Ltd.	15,380	242,912
Okabe Co., Ltd.	21,400	121,656
Okamoto Industries, Inc.	6,360	204,620
Okamura Corp.	63,568	634,763
Okasan Securities Group, Inc.	100,082	305,090
Oki Electric Industry Co., Ltd.	54,500	379,872
Okinawa Electric Power Co., Inc.	17,877	202,962
Okinawa Financial Group, Inc.	26,300	445,069
OKUMA Corp.	13,200	554,645
Okumura Corp.	16,800	411,090
Okuwa Co., Ltd.	20,300	154,037
Oncolys BioPharma, Inc. (a)	18,700	103,071
OncoTherapy Science, Inc. (a)	157,100	89,309
One REIT, Inc.	96	237,044
Open Door, Inc. (a)(b)	8,500	132,568
OPT Holding, Inc.	10,000	115,098
Optex Group Co., Ltd.	20,500	292,869
Optim Corp. (a)(b)	5,400	45,647
Optorun Co., Ltd.	17,200	298,299
Oriental Shiraishi Corp.	109,200	213,227
Osaka Organic Chemical Industry, Ltd. (b)	24,000	606,056
Osaka Soda Co., Ltd.	10,400	267,765
OSAKA Titanium Technologies Co., Ltd. (a)	8,500	100,704
Osaki Electric Co., Ltd.	16,000	61,693
See accompanying notes to financial statements.
87

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
OSG Corp.	10,500	$ 162,550
Oyo Corp.	22,000	417,977
Pacific Industrial Co., Ltd.	33,300	260,090
Pacific Metals Co., Ltd.	7,399	251,764
Pack Corp.	10,000	211,988
PAL GROUP Holdings Co., Ltd.	10,400	132,983
Paramount Bed Holdings Co., Ltd.	25,800	424,066
Pasona Group, Inc.	10,500	213,244
PC Depot Corp. (b)	62,200	155,276
Penta-Ocean Construction Co., Ltd.	171,853	867,937
Pharma Foods International Co., Ltd. (b)	10,400	169,827
PIA Corp. (a)	5,100	138,871
Pilot Corp.	10,000	433,368
Piolax, Inc.	19,000	243,263
PKSHA Technology, Inc. (a)(b)	5,200	87,784
Plenus Co., Ltd.	9,900	163,946
Poletowin Pitcrew Holdings, Inc. (b)	20,300	188,993
Precision System Science Co., Ltd. (a)	8,000	28,737
Press Kogyo Co., Ltd.	308,710	961,420
Pressance Corp.	5,500	82,789
Prestige International, Inc.	63,200	377,508
Prima Meat Packers, Ltd.	17,500	317,487
Qol Holdings Co., Ltd.	10,500	100,956
Raccoon Holdings, Inc. (b)	15,600	163,230
Raito Kogyo Co., Ltd.	43,214	695,340
Raiznext Corp.	33,300	294,110
Raksul, Inc. (a)(b)	7,200	179,444
RaQualia Pharma, Inc. (a)	21,100	141,681
Relia, Inc.	26,600	233,181
ReproCELL, Inc. (a)	48,200	90,145
Resorttrust, Inc.	51,774	892,795
Restar Holdings Corp.	10,500	171,028
Retail Partners Co., Ltd. (b)	10,500	124,227
Rheon Automatic Machinery Co., Ltd.	10,500	88,066
Ricoh Leasing Co., Ltd.	7,700	211,254
Riken Corp.	7,000	140,894
Riken Keiki Co., Ltd. (b)	16,568	668,863
Riken Technos Corp.	54,300	204,450
Riken Vitamin Co., Ltd.	10,500	145,075
Ringer Hut Co., Ltd. (b)	17,200	319,413
Riso Kagaku Corp.	9,200	150,384
Rock Field Co., Ltd.	17,200	210,580
See accompanying notes to financial statements.
88

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Rokko Butter Co., Ltd.	17,200	$ 213,840
Rorze Corp.	16,834	1,704,551
Round One Corp.	49,100	546,117
Royal Holdings Co., Ltd. (a)(b)	17,200	298,157
RS Technologies Co., Ltd.	4,900	259,988
Ryobi, Ltd.	16,400	144,577
Ryosan Co., Ltd.	10,000	181,009
S Foods, Inc. (b)	17,200	464,807
Sac's Bar Holdings, Inc. (b)	36,500	150,060
Sagami Holdings Corp.	25,200	247,900
Saizeriya Co., Ltd.	17,400	385,631
Sakai Chemical Industry Co., Ltd.	26,953	431,248
Sakai Moving Service Co., Ltd.	4,200	146,373
Sakata INX Corp.	26,000	207,143
Sakata Seed Corp.	18,800	574,649
Sakura Internet, Inc.	46,300	217,434
Sala Corp.	65,400	344,310
SAMTY Co., Ltd.	18,500	335,324
San-A Co., Ltd.	10,200	347,493
San-Ai Oil Co., Ltd.	44,800	346,589
SanBio Co., Ltd. (a)(b)	17,200	170,760
Sanei Architecture Planning Co., Ltd.	19,700	258,555
Sangetsu Corp.	37,700	474,919
San-In Godo Bank, Ltd.	89,700	463,373
Sanken Electric Co., Ltd.	16,618	711,956
Sanki Engineering Co., Ltd.	27,900	321,353
Sankyo Tateyama, Inc.	30,800	162,660
Sanoh Industrial Co., Ltd.	45,400	261,833
Sanrio Co., Ltd. (b)	30,970	639,940
Sanyo Chemical Industries, Ltd.	5,400	224,231
Sanyo Denki Co., Ltd.	5,000	202,884
Sanyo Electric Railway Co., Ltd. (b)	7,800	130,905
Sanyo Special Steel Co., Ltd.	20,287	354,845
Sanyo Trading Co., Ltd.	30,500	248,021
Sapporo Holdings, Ltd.	44,042	837,116
Sato Holdings Corp.	29,840	422,616
Seikagaku Corp.	24,600	177,343
Seiko Holdings Corp.	11,800	223,021
Seiren Co., Ltd. (b)	45,412	832,101
Sekisui Jushi Corp.	17,300	252,427
Sekisui Plastics Co., Ltd.	25,200	90,730
Senko Group Holdings Co., Ltd.	51,400	380,286
See accompanying notes to financial statements.
89

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Senshu Ikeda Holdings, Inc. (b)	156,860	$ 223,578
Septeni Holdings Co., Ltd.	21,500	113,191
Shibaura Machine Co., Ltd.	10,200	287,407
Shibuya Corp.	17,200	345,630
Shiga Bank, Ltd. (b)	30,600	557,418
Shikoku Bank, Ltd. (b)	24,000	147,708
Shikoku Chemicals Corp.	26,200	289,252
Shikoku Electric Power Co., Inc.	57,200	371,358
Shima Seiki Manufacturing, Ltd. (b)	23,445	361,212
Shinagawa Refractories Co., Ltd.	6,400	200,107
Shin-Etsu Polymer Co., Ltd.	24,800	231,296
Shinmaywa Industries, Ltd.	26,000	193,862
Shinoken Group Co., Ltd.	25,800	218,091
Shizuoka Gas Co., Ltd.	30,400	213,144
Shochiku Co., Ltd. (a)	16,893	1,709,133
Shoei Co., Ltd.	10,400	392,865
Shoei Foods Corp.	7,200	242,323
Siix Corp. (b)	23,700	207,759
Sinfonia Technology Co., Ltd.	47,880	525,447
Sinko Industries, Ltd.	17,200	244,874
Sintokogio, Ltd.	38,400	217,982
SKY Perfect JSAT Holdings, Inc.	64,000	218,299
Small & medium sized Enterprises Holdings, Inc. (a)(b)	186,300	73,676
SMK Corp.	504	9,264
Snow Peak, Inc. (b)	9,300	253,236
Sodick Co., Ltd.	28,100	181,738
Solasia Pharma KK (a)(b)	329,000	233,112
Solasto Corp.	26,700	217,340
Sosei Group Corp. (a)(b)	39,500	460,494
Sotetsu Holdings, Inc.	43,200	815,417
Sourcenext Corp. (a)	24,800	35,144
S-Pool, Inc.	17,200	176,712
ST Corp.	10,400	130,841
St Marc Holdings Co., Ltd.	10,000	127,951
Star Asia Investment Corp. REIT	474	242,516
Star Micronics Co., Ltd.	22,200	281,673
Starts Corp., Inc.	17,700	349,844
Starts Proceed Investment Corp. REIT	176	345,402
Starzen Co., Ltd.	9,600	158,187
Stella Chemifa Corp.	7,200	153,995
StemRIM, Inc. (a)(b)	21,600	144,504
Studio Alice Co., Ltd.	17,200	309,069
See accompanying notes to financial statements.
90

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sumida Corp.	21,100	$ 163,237
Sumitomo Densetsu Co., Ltd.	18,100	332,101
Sumitomo Mitsui Construction Co., Ltd.	86,360	296,701
Sumitomo Osaka Cement Co., Ltd.	21,979	608,440
Sumitomo Seika Chemicals Co., Ltd.	2,400	61,199
Sumitomo Warehouse Co., Ltd.	45,326	858,907
Sun Corp. (b)	9,000	144,074
Sun Frontier Fudousan Co., Ltd.	10,000	86,509
Sun-Wa Technos Corp.	23,000	255,440
SuRaLa Net Co., Ltd. (a)	2,000	18,900
Suruga Bank, Ltd.	147,900	498,382
SWCC Showa Holdings Co., Ltd.	4,500	69,664
SymBio Pharmaceuticals, Ltd. (a)	26,600	171,599
Syuppin Co., Ltd. (b)	23,000	249,755
T Hasegawa Co., Ltd.	10,500	225,528
T RAD Co., Ltd. (b)	11,200	230,505
Tachi-S Co., Ltd.	22,500	184,449
Tadano, Ltd.	72,800	617,788
Taihei Dengyo Kaisha, Ltd.	12,500	272,297
Taiho Kogyo Co., Ltd. (b)	25,300	147,162
Taikisha, Ltd.	10,500	263,419
Taiko Pharmaceutical Co., Ltd. (a)(b)	39,500	193,961
Taiyo Holdings Co., Ltd.	21,400	573,018
Takamatsu Construction Group Co., Ltd.	7,900	134,080
Takaoka Toko Co., Ltd.	1,900	23,152
Takara Standard Co., Ltd.	31,600	330,384
Takasago International Corp.	26,200	592,751
Takasago Thermal Engineering Co., Ltd.	37,700	538,904
Takashimaya Co., Ltd.	66,400	635,689
Takeuchi Manufacturing Co., Ltd.	24,100	524,591
Takuma Co., Ltd.	39,500	465,050
Tamron Co., Ltd.	10,000	196,169
Tamura Corp. (b)	53,400	271,015
Tanseisha Co., Ltd.	25,600	168,522
Tatsuta Electric Wire and Cable Co., Ltd.	52,700	200,597
Tayca Corp.	10,500	111,683
TeamSpirit, Inc. (a)	7,200	35,058
TechMatrix Corp.	28,200	496,738
Teikoku Electric Manufacturing Co., Ltd.	3,600	46,685
Teikoku Sen-I Co., Ltd.	17,200	245,158
TerraSky Co., Ltd. (a)	3,000	38,756
TKC Corp.	21,200	579,889
See accompanying notes to financial statements.
91

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TKP Corp. (a)(b)	7,800	$ 82,772
Toa Corp. (f)	21,500	120,453
Toa Corp. (b)(f)	8,000	164,449
TOA ROAD Corp.	7,900	313,722
Toagosei Co., Ltd.	140,688	1,250,689
Tobishima Corp.	10,410	88,512
TOC Co., Ltd. (b)	81,760	448,627
Tocalo Co., Ltd.	36,100	404,498
Toho Bank, Ltd.	90,000	152,008
Toho Titanium Co., Ltd.	25,700	308,082
Toho Zinc Co., Ltd. (b)	6,800	165,049
TOKAI Holdings Corp.	48,800	346,576
Tokai Rika Co., Ltd.	21,500	266,591
Tokai Tokyo Financial Holdings, Inc.	131,300	435,954
Tokushu Tokai Paper Co., Ltd. (b)	5,100	133,199
Tokuyama Corp.	17,800	251,950
Tokyo Kiraboshi Financial Group, Inc.	10,000	144,511
Tokyo Seimitsu Co., Ltd.	23,955	963,134
Tokyo Steel Manufacturing Co., Ltd.	58,075	556,946
Tokyotokeiba Co., Ltd.	8,900	319,703
Tokyu Construction Co., Ltd.	39,500	218,694
Tokyu REIT, Inc.	609	991,961
Tomoe Engineering Co., Ltd.	2,800	55,666
TOMONY Holdings, Inc.	100,680	272,074
Tomy Co., Ltd.	61,800	621,691
Tonami Holdings Co., Ltd.	4,200	129,936
Topcon Corp.	59,978	773,352
Topre Corp.	27,000	261,380
Topy Industries, Ltd.	24,498	211,929
Torex Semiconductor, Ltd.	21,300	469,960
Toridoll Holdings Corp. (b)	23,400	489,689
Torii Pharmaceutical Co., Ltd.	5,600	144,643
Torikizoku Holdings Co., Ltd. (a)(b)	17,200	265,564
Tosei REIT Investment Corp.	230	259,798
Tosho Co., Ltd. (b)	9,000	131,024
Totetsu Kogyo Co., Ltd.	10,500	196,202
Towa Bank, Ltd.	30,400	135,000
Towa Pharmaceutical Co., Ltd.	10,000	226,406
Toyo Construction Co., Ltd. (a)	39,500	252,214
Toyo Corp.	5,668	49,734
Toyo Denki Seizo KK	20,000	165,273
Toyo Gosei Co., Ltd.	2,000	180,103
See accompanying notes to financial statements.
92

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Toyo Ink SC Holdings Co., Ltd.	24,100	$ 377,856
Toyo Kanetsu KK	7,500	151,514
Toyo Tanso Co., Ltd.	8,300	216,091
Toyobo Co., Ltd.	42,778	385,222
TPR Co., Ltd.	19,100	204,730
Trancom Co., Ltd.	3,800	220,721
Transcosmos, Inc. (a)	10,500	275,963
TRE Holdings Corp.	45,939	752,434
Tri Chemical Laboratories, Inc.	30,795	727,155
Trusco Nakayama Corp.	24,500	484,247
TS Tech Co., Ltd.	25,800	292,276
TSI Holdings Co., Ltd.	77,100	213,434
Tsubaki Nakashima Co., Ltd.	29,400	234,231
Tsubakimoto Chain Co.	20,500	515,984
Tsugami Corp.	39,500	432,832
Tsukishima Kikai Co., Ltd.	29,700	265,006
Tsukuba Bank, Ltd.	117,500	196,519
Tsurumi Manufacturing Co., Ltd.	17,200	257,770
UACJ Corp.	10,000	192,544
Uchida Yoko Co., Ltd.	6,800	272,280
Union Tool Co.	7,200	226,010
Unipres Corp.	20,200	117,331
United Arrows, Ltd.	10,400	156,032
United Super Markets Holdings, Inc. (b)	37,300	323,907
UNITED, Inc. (b)	5,300	81,350
Unitika, Ltd. (a)	6,400	15,344
Universal Entertainment Corp. (a)	17,200	388,001
UT Group Co., Ltd.	10,500	268,610
Uzabase, Inc. (a)	9,600	84,868
V Technology Co., Ltd.	3,872	105,274
Valor Holdings Co., Ltd.	36,000	627,312
Valqua, Ltd.	10,476	229,501
ValueCommerce Co., Ltd.	17,200	529,285
V-Cube, Inc.	7,200	53,981
Vector, Inc. (b)	20,200	209,531
Vision, Inc. (a)(b)	17,900	170,926
Visional, Inc. (a)	10,000	622,863
Vital KSK Holdings, Inc.	30,500	184,696
VT Holdings Co., Ltd.	89,700	329,608
Wacom Co., Ltd.	82,400	640,191
Wakachiku Construction Co., Ltd.	3,800	61,144
Wakita & Co., Ltd.	17,200	141,710
See accompanying notes to financial statements.
93

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Warabeya Nichiyo Holdings Co., Ltd.	17,200	$ 251,960
Watahan & Co., Ltd. (b)	24,700	272,082
WATAMI Co., Ltd. (a)	18,600	143,283
WDB Holdings Co., Ltd.	7,500	167,827
West Holdings Corp. (b)	17,700	705,813
World Co., Ltd.	10,000	102,163
World Holdings Co., Ltd. (b)	9,000	174,253
W-Scope Corp. (a)	22,500	150,525
Yahagi Construction Co., Ltd.	29,000	191,621
YAKUODO Holdings Co., Ltd. (b)	7,700	143,691
YAMABIKO Corp.	24,800	305,671
YAMADA Consulting Group Co., Ltd.	10,400	101,194
Yamagata Bank, Ltd.	15,600	111,433
Yamaguchi Financial Group, Inc.	72,600	406,739
Yamaichi Electronics Co., Ltd.	18,600	287,639
YA-MAN, Ltd. (b)	10,400	98,452
Yamanashi Chuo Bank, Ltd.	24,700	193,733
Yamashin-Filter Corp.	35,100	100,926
Yamazen Corp. (b)	54,100	420,765
Yellow Hat, Ltd.	21,400	277,164
Yodogawa Steel Works, Ltd.	20,900	452,525
Yokogawa Bridge Holdings Corp.	20,700	331,200
Yokowo Co., Ltd. (b)	22,800	486,150
Yondoshi Holdings, Inc.	10,400	140,523
Yonex Co., Ltd.	28,300	239,923
Yorozu Corp.	10,400	76,174
Yoshinoya Holdings Co., Ltd. (b)	35,000	680,536
Yuasa Trading Co., Ltd.	10,300	245,757
Yurtec Corp.	35,300	201,257
Yushin Precision Equipment Co., Ltd.	17,700	97,997
Zenrin Co., Ltd.	49,565	407,137
ZERIA Pharmaceutical Co., Ltd. (b)	24,700	387,467
ZIGExN Co., Ltd.	39,500	97,957
Zojirushi Corp. (b)	26,100	312,232
		257,778,180
JERSEY — 0.1%
JTC PLC (b)(d)	51,554	572,217
KENYA — 0.1%
Vivo Energy PLC (d)	257,671	463,433
LUXEMBOURG — 0.0% (e)
B&S Group Sarl (d)	21,883	173,602
See accompanying notes to financial statements.
94

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MACAU — 0.0% (e)
MECOM Power and Construction, Ltd. (b)	434,000	$ 199,505
MALAYSIA — 0.0% (e)
Frencken Group, Ltd.	234,500	287,634
UG Healthcare Corp., Ltd. (b)	200,000	36,207
		323,841
MALTA — 0.1%
Catena Media PLC (a)(b)	27,806	141,545
Kambi Group PLC (a)	13,422	313,680
Media & Games Invest SE (a)	98,692	368,961
		824,186
MONGOLIA — 0.0% (e)
Mongolian Mining Corp. (a)	432,000	162,178
MYANMAR — 0.0% (e)
Yoma Strategic Holdings, Ltd. (a)	941,400	105,732
NETHERLANDS — 1.0%
Accell Group NV (a)	14,116	901,534
AMG Advanced Metallurgical Group NV	14,805	644,745
Brack Capital Properties NV (a)	1,924	319,585
Brunel International NV	20,083	245,799
CM.com NV (a)(b)	4,684	102,565
Flow Traders (b)(d)	20,861	710,721
ForFarmers NV	11,377	43,293
Heijmans NV ADR	28,083	464,324
Intertrust NV (a)(d)	42,814	935,591
Kendrion NV (b)	14,604	317,508
Merus NV (a)(b)	20,904	552,702
NSI NV REIT	14,371	635,598
Ordina NV	44,748	232,016
Pharming Group NV (a)	441,469	391,978
ProQR Therapeutics NV (a)(b)	52,591	47,605
SIF Holding NV	9,330	122,704
Sligro Food Group NV (a)	7,885	193,012
TomTom NV (a)(b)	51,138	479,087
Van Lanschot Kempen NV ADR	8,292	222,810
Vastned Retail NV REIT	14,535	439,080
		8,002,257
NEW ZEALAND — 0.7%
Air New Zealand, Ltd. (a)(b)	308,695	276,980
See accompanying notes to financial statements.
95

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Argosy Property, Ltd.	431,065	$ 413,762
Heartland Group Holdings, Ltd. (b)	181,806	284,524
Kiwi Property Group, Ltd.	887,737	679,212
KMD Brands, Ltd.	209,424	198,104
Oceania Healthcare, Ltd.	167,844	122,581
Pacific Edge, Ltd. (a)(b)	231,685	154,703
Precinct Properties New Zealand, Ltd.	542,158	592,044
Pushpay Holdings, Ltd. (a)	425,161	337,122
SKY Network Television, Ltd. (a)	36,228	73,075
SKYCITY Entertainment Group, Ltd. (a)	391,886	782,294
Synlait Milk, Ltd. (a)(b)	35,887	82,622
Vital Healthcare Property Trust REIT (b)	291,238	658,354
Volpara Health Technologies, Ltd. (a)(b)	282,795	186,881
Z Energy, Ltd.	362,136	944,564
		5,786,822
NORWAY — 1.8%
Aker Solutions ASA (a)	186,710	651,051
ArcticZymes Technologies ASA (a)	36,284	319,726
Avance Gas Holding, Ltd. (d)	98,231	406,675
Bergenbio ASA (a)	103,352	240,650
Bonheur ASA	4,993	204,425
BW Offshore, Ltd.	124,560	415,960
Crayon Group Holding ASA (a)(d)	17,048	324,427
Europris ASA (d)	98,280	635,043
Fjordkraft Holding ASA (d)	23,803	91,738
FLEX LNG, Ltd. (a)	26,222	737,719
Frontline, Ltd. (a)	53,214	469,578
Grieg Seafood ASA (a)	32,540	446,941
Hexagon Composites ASA (a)(b)	27,820	101,366
Hunter Group ASA (a)	404,669	129,583
IDEX Biometrics ASA (a)(b)	706,528	153,119
Kahoot! ASA (a)(b)	196,963	622,605
Kid ASA (d)	13,916	163,924
Kitron ASA (b)	244,151	562,631
LINK Mobility Group Holding ASA (a)	136,091	268,851
Nordic Nanovector ASA (a)(b)	101,878	174,768
Norway Royal Salmon ASA (b)	10,619	255,031
Odfjell Drilling, Ltd. (a)	588	1,634
Opera, Ltd. ADR (a)	24,084	142,336
Pexip Holding ASA (a)(b)	41,397	154,813
PGS ASA (a)(b)	431,106	145,247
PhotoCure ASA (a)	17,078	230,467
See accompanying notes to financial statements.
96

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Protector Forsikring ASA	65,388	$ 909,330
Sbanken ASA (d)	10,026	120,165
Selvaag Bolig ASA (b)	19,661	112,426
SFL Corp., Ltd.	72,841	741,521
SpareBank 1 Nord Norge	44,974	552,403
SpareBank 1 SMN	46,650	753,314
Stolt-Nielsen, Ltd.	14,387	273,129
TGS ASA	56,879	856,047
Veidekke ASA	85,537	1,197,361
Wallenius Wilhelmsen ASA (a)	72,224	536,063
XXL ASA (d)	56,893	72,873
		14,174,940
PERU — 0.1%
Hochschild Mining PLC	233,964	396,459
PORTUGAL — 0.3%
Altri SGPS SA (b)	138,667	934,985
Mota-Engil SGPS SA (a)(b)	45,399	68,092
REN - Redes Energeticas Nacionais SGPS SA	316,604	1,003,968
		2,007,045
SINGAPORE — 1.3%
AEM Holdings, Ltd. (b)	50,000	175,121
AIMS APAC REIT	296,704	304,739
ARA LOGOS Logistics Trust REIT (b)	49,023	30,790
Ascendas India Trust	512,500	450,641
Best World International, Ltd. (a)(b)(c)	148,099	74,413
BW LPG, Ltd. (d)	78,184	540,510
CapitaLand China Trust REIT	429,434	383,947
CDL Hospitality Trusts Stapled Security	504,880	481,247
China Aviation Oil Singapore Corp., Ltd.	254,700	172,203
ESR-REIT (b)	3,032,298	963,452
Ezion Holdings, Ltd. (a)(c)	4,945,500	—
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
Far East Hospitality Trust Stapled Security	288,600	138,612
Hyflux, Ltd. (a)(c)	33,300	—
iFAST Corp., Ltd. (b)	81,500	364,939
IGG, Inc.	504,000	240,693
Kenon Holdings, Ltd.	6,518	431,776
Keppel Infrastructure Trust	1,645,692	680,968
Keppel Pacific Oak US REIT	195,500	143,692
Lendlease Global Commercial REIT	369,300	211,481
Manulife US Real Estate Investment Trust	846,055	571,087
See accompanying notes to financial statements.
97

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	$ —
Oceanus Group, Ltd. (a)	8,665,600	140,868
OUE Commercial Real Estate Investment Trust	1,314,318	407,887
Prime US REIT	229,300	173,121
Raffles Medical Group, Ltd.	583,874	504,772
Sasseur Real Estate Investment Trust	246,400	153,846
Sheng Siong Group, Ltd.	324,600	364,571
Singapore Post, Ltd.	898,800	431,684
SPH REIT	271,900	194,882
Starhill Global REIT	879,352	396,353
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (c)	1,254	—
UMS Holdings, Ltd. (b)	592,992	538,944
Wing Tai Holdings, Ltd.	609,075	805,589
XP Power, Ltd.	6,790	309,773
		10,782,601
SOUTH AFRICA — 0.0% (e)
Great Basin Gold, Ltd. (a)(b)(c)	266,255	—
SOUTH KOREA — 13.7%
AbClon, Inc. (a)	10,832	143,438
ABLBio, Inc. (a)	17,434	372,543
Able C&C Co., Ltd. (a)	9,362	48,816
Ace Technologies Corp. (a)	12,488	127,760
Advanced Process Systems Corp.	9,034	177,020
AfreecaTV Co., Ltd.	5,865	716,159
Ahnlab, Inc. (b)	3,257	332,673
Air Busan Co., Ltd. (a)	51,331	98,465
Alchera, Inc. (a)	7,241	161,004
Amicogen, Inc. (a)	14,890	367,935
Amotech Co., Ltd. (a)	10,976	240,430
Anam Electronics Co., Ltd. (a)	100,559	190,822
Ananti, Inc. (a)	23,606	176,259
Anterogen Co., Ltd. (a)	3,480	78,239
APAM Corp. (a)(c)	6,724	—
Aprogen Medicines, Inc. (a)	51,741	65,100
Aprogen pharmaceuticals, Inc. (a)	131,222	88,885
AptaBio Therapeutics, Inc. (a)	6,969	133,107
Asiana Airlines, Inc. (a)	17,684	318,795
BGF Co., Ltd.	37,065	162,688
BH Co., Ltd.	18,666	375,769
Binex Co., Ltd. (a)	18,169	240,594
See accompanying notes to financial statements.
98

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Binggrae Co., Ltd.	1,783	$ 79,437
Bioneer Corp. (a)(b)	10,974	352,204
Biosolution Co., Ltd. (a)	3,973	59,494
BNC Korea Co., Ltd. (a)(b)	23,046	259,542
Boditech Med, Inc.	11,687	171,152
Boryung Pharmaceutical Co., Ltd. (b)	30,813	336,844
Bukwang Pharmaceutical Co., Ltd.	22,021	231,647
BusinessOn Communication Co., Ltd.	19,206	193,320
Cafe24 Corp. (a)	14,895	259,914
CammSys Corp. (a)	150,676	221,902
Cellid Co., Ltd. (a)	3,794	97,663
Cellivery Therapeutics, Inc. (a)	11,312	284,188
Cellumed Co., Ltd. (a)	43,703	214,179
Chabiotech Co., Ltd. (a)(b)	30,738	481,846
Chong Kun Dang Pharmaceutical Corp.	5,145	417,696
Chongkundang Holdings Corp.	2,253	133,278
CJ CGV Co., Ltd. (a)	1,052	23,955
CJ Freshway Corp.	2,313	68,318
Classys, Inc. (b)	11,484	212,237
CMG Pharmaceutical Co., Ltd. (a)	61,536	176,934
CNK International Co., Ltd. (a)(c)	16,071	—
Com2uSCorp	7,651	700,050
Coreana Cosmetics Co., Ltd. (a)	51,783	180,934
CORESTEM, Inc. (a)	7,474	90,030
Cosmax, Inc.	6,772	467,092
Cosmecca Korea Co., Ltd. (a)	1,080	13,143
CosmoAM&T Co., Ltd. (a)(b)	11,835	357,867
Cosmochemical Co., Ltd. (a)	12,680	152,217
Creative & Innovative System (a)	17,685	213,758
CrystalGenomics, Inc. (a)	30,769	138,353
Cuckoo Homesys Co., Ltd. (b)	7,420	216,408
CUROCOM Co., Ltd. (a)	56,686	55,421
Dae Han Flour Mills Co., Ltd.	588	86,595
Dae Hwa Pharmaceutical Co., Ltd.	3,138	22,887
Daea TI Co., Ltd. (a)	36,543	134,317
Daeduck Co., Ltd.	19,938	127,486
Daeduck Electronics Co., Ltd.	32,932	771,642
Daejoo Electronic Materials Co., Ltd.	5,268	413,773
Daesang Corp.	19,200	369,094
Daesung Holdings Co., Ltd.	8,588	401,749
Daewon Media Co., Ltd. (a)	6,563	99,632
Daewon Pharmaceutical Co., Ltd.	13,915	206,650
See accompanying notes to financial statements.
99

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Daewoong Co., Ltd.	24,121	$ 621,906
Daewoong Pharmaceutical Co., Ltd.	1,180	159,663
Daishin Securities Co., Ltd. Preference Shares	68,650	889,241
Danal Co., Ltd. (a)	25,936	264,271
Danawa Co., Ltd. (a)	9,420	188,081
Daou Technology, Inc.	21,498	393,759
Dasan Networks, Inc. (a)	11,657	67,804
Dawonsys Co., Ltd. (b)	21,891	552,671
Dentium Co., Ltd.	6,827	405,548
Devsisters Co., Ltd. (b)	5,157	266,774
DGB Financial Group, Inc.	112,011	863,151
DI Dong Il Corp.	742	160,393
DIAC Co., Ltd. (a)	33,459	107,385
DIO Corp. (a)	6,290	187,083
DL Holdings Co., Ltd.	3,403	171,828
DMS Co., Ltd.	49,376	274,979
Dong-A Socio Holdings Co., Ltd.	4,929	463,600
Dong-A ST Co., Ltd.	5,203	300,491
Dongjin Semichem Co., Ltd.	24,831	805,130
Dongkoo Bio & Pharma Co., Ltd.	3,933	25,732
DongKook Pharmaceutical Co., Ltd.	18,496	328,092
Dongkuk Steel Mill Co., Ltd.	25,458	351,818
Dongsung Finetec Co., Ltd.	10,508	99,267
Dongsung Pharmaceutical Co., Ltd. (a)	11,021	78,835
Dongwha Enterprise Co., Ltd. (a)	3,063	201,917
Dongwha Pharm Co., Ltd.	35,089	395,169
Dongwon F&B Co., Ltd.	494	73,363
Dongwon Industries Co., Ltd.	242	50,315
Dongyang Steel Pipe Co., Ltd. (a)	162,964	164,033
Doosan Co., Ltd.	4,971	426,537
DoubleUGames Co., Ltd.	7,448	317,080
Dreamtech Co., Ltd.	12,418	115,261
Duk San Neolux Co., Ltd. (a)(b)	5,757	208,516
E Investment&Development Co., Ltd. (a)	571,339	97,105
E&D Co., Ltd. (a)	6,041	119,370
Echo Marketing, Inc.	62,375	1,121,880
Ecopro Co., Ltd.	10,613	806,450
EM-Tech Co., Ltd.	19,719	673,542
ENF Technology Co., Ltd.	24,499	596,279
Enzychem Lifesciences Corp. (a)	4,893	118,485
Eo Technics Co., Ltd.	2,467	221,247
Eoflow Co., Ltd. (a)	18,254	355,426
See accompanying notes to financial statements.
100

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Eone Diagnomics Genome Center Co., Ltd. (a)	54,718	$ 192,543
E-TRON Co., Ltd. (a)	409,730	106,823
Eubiologics Co., Ltd. (a)	15,734	320,638
Eugene Corp. (b)	46,472	194,392
Eugene Investment & Securities Co., Ltd.	128,600	355,439
Eugene Technology Co., Ltd.	4,800	191,675
Eutilex Co., Ltd. (a)	3,827	60,465
Eyegene, Inc. (a)	8,644	81,658
F&F Holdings Co., Ltd.	2,331	52,599
Fine Technix Co., Ltd.	19,902	218,388
Finetex EnE, Inc. (a)(c)	2,258	—
Foosung Co., Ltd.	42,237	688,240
Futurestream Networks Co., Ltd. (a)	49,004	323,445
GAEASOFT (a)(b)	12,525	194,274
Gamevil, Inc. (a)	2,034	209,433
GC Cell Corp. (a)	7,099	429,905
GemVax & Kael Co., Ltd. (a)	14,484	177,458
Geneonelifescience, Inc. (a)	38,464	474,433
Genexine, Inc. (a)	9,863	375,137
GenNBio, Inc. (a)	12,031	25,510
Genome & Co. (a)	5,545	133,587
Genomictree, Inc. (a)	7,041	68,839
Giantstep, Inc. (a)	6,550	231,835
GOLFZON Co., Ltd.	2,397	310,094
Golfzon Newdin Holdings Co., Ltd.	3,438	23,855
Grand Korea Leisure Co., Ltd. (a)	17,506	214,483
Gravity Co., Ltd. ADR (a)	1,512	76,537
Green Cross Holdings Corp.	16,719	329,676
G-Smatt Global Co., Ltd. (a)(c)	49,298	—
G-treeBNT Co., Ltd. (a)	15,740	132,460
HAESUNG DS Co., Ltd.	18,279	785,723
Halla Holdings Corp.	3,320	111,621
Hana Tour Service, Inc. (a)	5,591	392,092
Hanall Biopharma Co., Ltd. (a)	18,077	296,797
Hancom, Inc. (a)	10,539	206,076
Handsome Co., Ltd.	13,224	389,503
Hanil Cement Co., Ltd.	12,802	222,864
Hanjin Shipping Co., Ltd. (a)(c)	1,732	—
Hanjin Transportation Co., Ltd.	5,761	147,346
Hankook & Co. Co., Ltd	16,610	200,764
Hankook Shell Oil Co., Ltd.	901	188,444
Hanmi Semiconductor Co., Ltd.	17,247	498,036
See accompanying notes to financial statements.
101

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hansae Co., Ltd.	12,977	$ 285,332
Hansol Holdings Co., Ltd.	58,207	168,803
Hansol Paper Co., Ltd.	28,912	319,641
Hanwha General Insurance Co., Ltd. (a)	52,444	217,642
Hanwha Investment & Securities Co., Ltd.	100,659	422,717
Harim Holdings Co., Ltd.	74,075	641,712
HDC Holdings Co., Ltd.	17,604	103,122
HDC Hyundai Development Co-Engineering & Construction Class E (b)	16,871	210,183
Helixmith Co., Ltd. (a)	14,835	261,315
HFR, Inc. (a)	4,960	159,597
HJ Magnolia Yongpyong Hotel & Resort Corp. (a)	47,731	213,048
HJ Shipbuilding & Construction Co., Ltd. (a)	39,300	257,774
HLB Life Science Co., Ltd. (a)	41,200	348,418
Hlb Pharma Ceutical Co., Ltd. (a)	9,056	78,452
Homecast Co., Ltd. (a)	21,920	61,037
HS Industries Co., Ltd.	40,512	185,505
Huchems Fine Chemical Corp. (b)	24,458	456,046
Humasis Co., Ltd.	16,173	241,518
Humedix Co., Ltd.	1,555	27,904
Huons Co., Ltd.	5,296	205,364
Huons Global Co., Ltd.	3,280	83,485
Hyosung Chemical Corp. (a)	2,148	482,040
Hyosung Heavy Industries Corp. (a)	5,659	285,740
Hyundai Bioland Co., Ltd.	4,896	69,478
Hyundai Bioscience Co., Ltd. (a)(b)	31,954	764,544
Hyundai Construction Equipment Co., Ltd.	8,446	257,829
Hyundai Corp.	3,218	43,542
Hyundai Department Store Co., Ltd. (b)	4,843	302,475
Hyundai Doosan Infracore Co., Ltd. (a)	43,871	240,339
Hyundai Electric & Energy System Co., Ltd. (a)	11,942	211,341
Hyundai Elevator Co., Ltd.	11,843	373,254
Hyundai Ezwel Co., Ltd.	22,798	187,342
Hyundai Greenfood Co., Ltd.	40,410	299,729
Hyundai Home Shopping Network Corp.	4,721	234,482
Hyundai Livart Furniture Co., Ltd.	15,343	201,907
Hyundai Marine & Fire Insurance Co., Ltd.	23,626	626,687
Icure Pharm, Inc. (a)(b)	8,533	98,210
Il Dong Pharmaceutical Co., Ltd. (a)	10,687	601,339
Iljin Diamond Co., Ltd.	3,718	86,504
Ilyang Pharmaceutical Co., Ltd.	9,546	213,437
InBody Co., Ltd.	9,982	230,598
See accompanying notes to financial statements.
102

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Innocean Worldwide, Inc.	6,687	$ 277,510
InnoWireless, Inc.	6,321	231,291
Innox Advanced Materials Co., Ltd.	7,106	314,832
Inscobee, Inc. (a)	65,052	154,304
Insun ENT Co., Ltd. (a)	44,746	430,090
Intellian Technologies, Inc.	3,519	257,236
Interojo Co., Ltd.	5,104	126,331
Interpark Corp. (b)	35,946	196,331
iNtRON Biotechnology, Inc. (a)	17,532	316,055
IS Dongseo Co., Ltd.	7,139	335,731
ISC Co., Ltd.	1	25
Jahwa Electronics Co., Ltd. (a)	27,453	556,059
JB Financial Group Co., Ltd.	165,216	1,151,830
Jeil Pharmaceutical Co., Ltd.	5,717	131,835
Jeisys Medical, Inc. (a)	54,950	398,960
Jeju Air Co., Ltd. (a)	8,778	151,364
Jenax, Inc. (a)(c)	1,564	—
JETEMA Co., Ltd. (a)	8,395	140,257
Jin Air Co., Ltd. (a)	25,886	401,515
JoyCity Corp. (a)	34,850	230,886
JW Pharmaceutical Corp.	7,965	179,731
JW Shinyak Corp. (a)	15,589	55,434
JYP Entertainment Corp.	23,717	1,201,455
Kangstem Biotech Co., Ltd. (a)	23,874	62,834
KC Co., Ltd.	7,116	132,686
KEPCO Engineering & Construction Co., Inc. (b)	15,955	1,107,063
KEPCO Plant Service & Engineering Co., Ltd. (b)	17,574	606,075
KG Dongbu Steel Co., Ltd. (b)	16,101	149,446
KG Eco Technology Service Co., Ltd.	14,672	149,498
Kginicis Co., Ltd.	18,652	357,020
KGMobilians Co., Ltd.	13,727	104,421
KH FEELUX Co., Ltd. (a)	42,181	74,127
KH Vatec Co., Ltd.	9,270	162,142
KINX, Inc.	5,584	253,389
KMW Co., Ltd. (a)	17,351	498,892
Koh Young Technology, Inc.	27,476	429,578
Kolmar BNH Co., Ltd.	33,459	902,693
Kolmar Korea Co., Ltd.	10,610	380,789
Kolon Industries, Inc.	10,801	564,980
KoMiCo, Ltd.	2,845	141,305
Komipharm International Co., Ltd. (a)(b)	18,685	145,373
KONA I Co., Ltd. (a)	7,460	155,718
See accompanying notes to financial statements.
103

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Korea Electric Terminal Co., Ltd.	3,289	$ 173,127
Korea Electronic Power Industrial Development Co., Ltd.	16,978	213,617
Korea Line Corp. (a)	107,102	246,095
Korea Petrochemical Ind Co., Ltd.	3,019	417,213
Korea Pharma Co., Ltd.	3,239	106,760
Korea Real Estate Investment & Trust Co., Ltd.	66,495	129,199
Korea United Pharm, Inc.	8,559	313,535
Korean Reinsurance Co.	105,150	853,658
KT Skylife Co., Ltd.	7,071	51,864
Kukdo Chemical Co., Ltd.	2,966	142,666
Kuk-il Paper Manufacturing Co., Ltd. (a)(b)	36,904	109,002
Kumho Tire Co., Inc. (a)	60,928	212,133
KUMHOE&C Co., Ltd.	17,139	156,960
Kwang Dong Pharmaceutical Co., Ltd.	21,774	135,094
L&C Bio Co., Ltd. (b)	5,282	162,986
LabGenomics Co., Ltd.	13,635	132,745
LB Semicon, Inc. (b)	13,272	133,591
LegoChem Biosciences, Inc. (a)	12,874	498,688
LEMON Co., Ltd. (a)	11,280	46,067
LF Corp.	3,153	46,044
Lock&Lock Co., Ltd. (a)	4,740	42,627
Lotte Chilsung Beverage Co., Ltd.	3,237	486,064
LOTTE Fine Chemical Co., Ltd.	16,567	1,082,551
Lotte Food Co., Ltd.	801	214,120
LOTTE Himart Co., Ltd.	5,100	104,773
Lotte Non-Life Insurance Co., Ltd. (a)	126,251	198,431
Lotte Tour Development Co., Ltd. (a)	9,005	132,989
LS Corp.	9,064	394,851
LS Electric Co., Ltd.	13,209	492,048
Lx International Corp.	27,699	787,286
LX Semicon Co., Ltd.	5,744	688,588
M2N Co., Ltd. (a)	17,456	88,717
Macrogen, Inc.	9,311	228,156
Maeil Dairies Co., Ltd.	1,120	62,743
MagnaChip Semiconductor Corp. (a)	27,733	468,965
Mcnex Co., Ltd.	5,607	202,621
ME2ON Co., Ltd. (a)	46,096	230,851
Medipost Co., Ltd. (a)	10,029	186,174
MedPacto, Inc. (a)	6,935	204,265
Medy-Tox, Inc. (a)	3,183	343,760
Meerecompany, Inc.	473	10,439
MegaStudyEdu Co., Ltd.	5,586	474,698
See accompanying notes to financial statements.
104

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mezzion Pharma Co., Ltd. (a)(b)	3,815	$ 230,716
MiCo, Ltd.	11,137	110,722
Minwise Co., Ltd.	27,414	411,645
Mirae Asset Life Insurance Co., Ltd.	66,992	221,916
Miwon Commercial Co., Ltd. (a)	1,107	160,746
Modetour Network, Inc. (a)	9,203	179,573
Myoung Shin Industrial Co., Ltd. (a)(b)	8,138	154,428
Namhae Chemical Corp.	23,675	215,840
Namsun Aluminum Co., Ltd. (a)	43,610	155,435
Nanomedics Co., Ltd. (a)	29,067	97,725
Naturecell Co., Ltd. (a)(b)	38,249	575,920
Neowiz (a)	12,739	261,706
NEPES Corp. (a)(b)	11,455	283,528
NewGLAB Pharma Co., Ltd. (a)	15,553	106,249
Next Science Co., Ltd. (a)	16,211	183,236
NEXTIN, Inc.	4,072	230,132
NHN Corp. (a)	18,975	576,898
NHN KCP Corp. (a)(b)	16,056	354,357
NICE Holdings Co., Ltd.	6,485	90,690
NICE Information Service Co., Ltd.	31,856	517,770
NKMax Co., Ltd. (a)	16,261	275,030
NongShim Co., Ltd.	3,133	774,171
NOVAREX Co., Ltd.	6,032	201,058
Okins Electronics Co., Ltd. (a)	9,322	163,051
OliX Pharmaceuticals, Inc. (a)	5,757	128,482
OptoElectronics Solutions Co., Ltd.	2,608	65,843
OPTRON-TEC, Inc. (a)	66,441	376,593
Orion Holdings Corp.	14,694	172,757
Oscotec, Inc. (a)	12,156	281,322
Osstem Implant Co., Ltd. (c)	8,702	768,394
Ottogi Corp.	1,167	429,904
Paradise Co., Ltd. (a)(b)	29,473	402,441
Park Systems Corp.	2,262	242,054
Partron Co., Ltd.	9,092	81,390
PCL, Inc. (a)	5,460	135,593
Peptron, Inc. (a)	21,513	186,367
PharmAbcine (a)	10,377	56,335
PharmaResearch Co., Ltd.	3,381	256,075
Pharmicell Co., Ltd. (a)	44,690	418,491
PI Advanced Materials Co., Ltd. (b)	10,415	396,132
POLUS BioPharm, Inc. (a)(c)	21,662	—
Poongsan Corp. (b)	18,952	519,126
See accompanying notes to financial statements.
105

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Posco ICT Co., Ltd.	10,167	$ 52,007
Power Logics Co., Ltd. (a)	18,387	109,832
Prestige Biologics Co., Ltd. (a)	15,798	113,136
Prestige Biopharm, Ltd. (a)	7,484	125,346
Prostemics Co., Ltd. (a)	6,857	14,822
PSK, Inc.	12,283	510,698
Qurient Co., Ltd. (a)	4,039	100,971
RAPHAS Co., Ltd. (a)	4,581	120,190
Reyon Pharmaceutical Co., Ltd.	4,219	104,078
RFHIC Corp.	5,533	141,743
RFTech Co., Ltd. (a)	13,426	68,678
Rsupport Co., Ltd.	22,212	115,637
S&S Tech Corp.	5,155	130,571
Sam Chun Dang Pharm Co., Ltd. (a)	6,972	206,505
SAM KANG M&T Co., Ltd. (a)	11,184	175,320
Sam Kwang Glass Co., Ltd.	5,334	220,921
Sam Yung Trading Co., Ltd.	7,721	91,094
Sambu Engineering & Construction Co., Ltd. (a)	84,639	195,877
Samick THK Co., Ltd.	21,723	245,539
Samjin Pharmaceutical Co., Ltd.	11,910	248,115
Samsung Pharmaceutical Co., Ltd. (a)	34,737	125,243
Samwha Capacitor Co., Ltd.	4,323	201,518
Samyang Holdings Corp.	4,677	332,239
Sang-A Frontec Co., Ltd.	4,396	161,398
Sangsangin Co., Ltd. (b)	28,219	221,645
SaraminHR Co., Ltd.	5,585	188,924
Seah Besteel Corp.	8,375	128,176
Sebang Global Battery Co., Ltd.	2,680	151,241
Seobu T&D	16,842	139,649
Seohan Co., Ltd.	180,797	268,499
Seojin System Co., Ltd.	4,369	141,842
Seoul Semiconductor Co., Ltd.	27,805	323,461
Seoul Viosys Co., Ltd.	7,951	66,584
SFA Engineering Corp. (b)	22,919	776,226
SFA Semicon Co., Ltd. (a)	36,405	212,053
Shinsegae Information & Communication Co., Ltd.	2,994	471,807
Shinsegae International, Inc.	1,433	188,576
Shinsung E&G Co., Ltd. (a)	239,870	359,196
SillaJen, Inc. (a)(b)(c)	29,675	148,124
SIMMTECH Co., Ltd.	9,160	423,217
Sindoh Co., Ltd.	1,794	47,660
SK D&D Co., Ltd.	5,184	128,525
See accompanying notes to financial statements.
106

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SK Discovery Co., Ltd.	4,569	$ 156,440
SK Networks Co., Ltd. (b)	81,347	316,784
SK Rent A Car Co., Ltd. (a)	3,637	33,758
SK Securities Co., Ltd.	359,262	265,582
SL Corp.	4,876	99,568
SM Entertainment Co., Ltd.	10,795	726,762
S-MAC Co., Ltd. (a)	43,855	122,478
Solid, Inc. (a)	19,360	106,060
SOLUM Co., Ltd. (a)	17,190	359,529
Solus Advanced Materials Co, Ltd.	8,902	506,776
Songwon Industrial Co., Ltd.	17,824	331,613
Soulbrain Holdings Co., Ltd.	4,885	121,112
SPC Samlip Co., Ltd.	2,001	148,418
Ssangyong Motor Co. (a)(c)	28,147	32,163
ST Pharm Co., Ltd. (b)	9,287	741,703
STCUBE (a)	14,847	90,401
STIC Investments, Inc.	16,510	140,983
Sugentech, Inc. (a)	14,371	175,480
Suheung Co., Ltd.	1,848	61,521
SundayToz Corp. (a)	1,301	28,284
Sungshin Cement Co., Ltd.	17,287	206,808
Synopex, Inc. (a)	36,331	84,079
T&R Biofab Co., Ltd. (a)	6,368	277,406
Taekwang Industrial Co., Ltd.	451	387,725
Taeyoung Engineering & Construction Co., Ltd.	26,935	226,671
Taihan Electric Wire Co., Ltd. (a)	644,626	983,918
Taihan Fiberoptics Co., Ltd. (a)	27,872	56,340
TechWing, Inc.	21,442	363,544
Tego Science, Inc. (a)	695	11,497
Telcon RF Pharmaceutical, Inc. (a)	46,970	93,394
Tesna, Inc. (b)	3,040	106,972
Theragen Etex Co., Ltd. (a)	21,683	95,888
Tokai Carbon Korea Co., Ltd.	1,876	202,606
Toptec Co., Ltd. (a)	11,236	77,685
Tovis Co., Ltd.	9,144	78,083
TSE Co., Ltd. (b)	3,180	172,112
TY Holdings Co., Ltd. (a)	25,761	567,484
UBCare Co., Ltd.	29,740	178,874
Ubiquoss Holdings, Inc.	3,851	53,855
Unid Co., Ltd.	2,902	251,401
Union Semiconductor Equipment & Materials Co., Ltd.	59,114	568,193
Unison Co., Ltd. (a)(b)	74,591	176,008
See accompanying notes to financial statements.
107

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
UTI, Inc.	5,328	$ 63,740
Value Added Technology Co., Ltd.	4,465	147,906
Vaxcell-Bio Therapeutics Co., Ltd. (a)(b)	7,329	275,129
VICTEK Co., Ltd.	19,010	107,123
Vidente Co., Ltd. (a)	16,247	260,049
Webcash Corp.	9,105	192,309
Webzen, Inc. (a)(b)	13,284	269,615
Wellbiotec Co., Ltd. (a)	33,795	62,039
Wemade Co., Ltd.	10,685	912,419
Whanin Pharmaceutical Co., Ltd.	10,804	161,340
Wins Co., Ltd.	8,151	111,971
WiSoL Co., Ltd.	7,613	72,861
Wonik Holdings Co., Ltd. (a)	118,714	470,625
WONIK IPS Co., Ltd. (b)	19,454	611,524
Woojeon Co., Ltd. (a)(c)	76	—
Woongjin Thinkbig Co., Ltd.	9,533	24,382
Woori Technology Investment Co., Ltd. (a)	83,988	647,901
Woori Technology, Inc. (a)	111,128	219,130
Woory Industrial Co., Ltd.	10,325	154,187
Wysiwyg Studios Co., Ltd. (a)	15,039	473,362
XIILab Co., Ltd. (a)	3,964	76,039
Y2 Solution Co., Ltd. (a)(c)	30,821	15,512
YG Entertainment, Inc. (b)	4,671	263,600
Young Poong Corp.	660	375,727
Youngone Corp.	12,081	474,449
Yuanta Securities Korea Co., Ltd.	87,626	267,494
Yungjin Pharmaceutical Co., Ltd. (a)(b)	62,215	266,918
Zinus, Inc. (b)	4,151	248,639
		110,375,869
SPAIN — 1.1%
Abengoa SA Class B (a)	12,105,124	83,506
Aedas Homes SA (d)	14,854	380,128
Amper SA (a)(b)	867,235	241,715
Applus Services SA	89,149	742,450
Atresmedia Corp. de Medios de Comunicacion SA	59,918	256,404
Audax Renovables SA (b)	93,176	133,323
Construcciones y Auxiliar de Ferrocarriles SA	13,419	444,933
ContourGlobal PLC (d)	118,340	297,913
Deoleo SA (a)(b)	488,230	207,514
Distribuidora Internacional de Alimentacion SA (a)	8,863,209	138,063
Ence Energia y Celulosa SA (a)	63,450	225,489
Ercros SA (a)	73,832	250,144
See accompanying notes to financial statements.
108

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Faes Farma SA	225,705	$ 923,659
Global Dominion Access SA (d)	49,631	224,201
Grupo Ezentis SA (a)(b)	345,352	56,101
Indra Sistemas SA (a)(b)	62,440	701,686
Lar Espana Real Estate Socimi SA REIT	29,197	160,806
Let's GOWEX SA (a)(b)(c)	9,561	—
Mediaset Espana Comunicacion SA (a)	84,000	427,311
Melia Hotels International SA (a)	19,565	148,160
Miquel y Costas & Miquel SA	16,353	227,803
Neinor Homes SA (a)(b)(d)	28,176	373,065
Obrascon Huarte Lain SA (a)(b)	128,365	133,685
Oryzon Genomics SA (a)(b)	28,534	84,133
Pharma Mar SA (b)	7,258	552,534
Prosegur Cash SA (b)(d)	242,154	159,235
Prosegur Cia de Seguridad SA	67,176	147,394
Sacyr SA	264,498	645,092
Talgo SA (a)(b)(d)	43,643	189,382
Tecnicas Reunidas SA (a)	47,471	408,816
Tubacex SA (a)(b)	95,198	194,685
		9,159,330
SWEDEN — 3.7%
AcadeMedia AB (d)	59,970	333,975
Alimak Group AB (d)	23,341	264,482
Ambea AB (d)	30,792	158,199
Attendo AB (a)(b)(d)	56,602	180,992
Azelio AB (a)(b)	69,335	72,725
Bactiguard Holding AB (a)	6,977	77,860
Beijer Alma AB	12,422	290,576
Betsson AB Class B (a)	59,393	364,857
BHG Group AB (a)(b)	50,630	339,547
BioArctic AB (a)(d)	12,925	143,127
BioGaia AB Class B	7,327	440,277
Biotage AB	40,994	968,612
Bonava AB Class B	69,885	443,558
BoneSupport Holding AB (a)(d)	25,932	131,338
Boozt AB (a)(b)(d)	23,197	301,431
Bufab AB	26,067	942,612
Byggmax Group AB	36,437	272,513
Calliditas Therapeutics AB Class B (a)(b)	17,000	163,809
Camurus AB (a)	17,814	321,131
Cantargia AB (a)(b)	102,612	191,474
CDON AB (a)(b)	5,964	255,214
See accompanying notes to financial statements.
109

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cell Impact AB (a)	63,820	$ 126,758
Cellavision AB	21,101	708,695
Cibus Nordic Real Estate AB	18,484	498,227
Clas Ohlson AB Class B	31,235	359,293
Climeon AB (a)	94,550	146,704
Cloetta AB Class B	127,556	352,307
Coor Service Management Holding AB (d)	50,633	411,555
Creades AB Class A (b)	23,006	274,016
CTT Systems AB (b)	10,828	222,616
Diamyd Medical AB (a)	34,934	63,238
Dios Fastigheter AB	44,546	489,464
Duni AB (a)	19,539	215,111
Dustin Group AB (d)	49,919	432,802
Enzymatica AB (a)	86,875	62,737
Eolus Vind AB Class B (b)	12,636	131,521
Fagerhult AB	30,498	164,608
Ferronordic AB	6,179	38,455
Fingerprint Cards AB Class B (a)(b)	183,409	292,647
G5 Entertainment AB (b)	4,030	90,378
GARO AB	20,450	338,807
Genovis AB (a)	43,410	251,068
Granges AB	58,980	586,674
Haldex AB (a)(b)	51,252	226,579
Hansa Biopharma AB (a)	35,447	233,463
Hexatronic Group AB	16,390	664,787
Hoist Finance AB (a)(b)(d)	85,088	263,680
Humana AB (a)	15,192	98,298
Immunovia AB (a)	14,594	63,360
Impact Coatings AB (a)	59,561	64,422
Intervacc AB (a)(b)	34,664	167,380
INVISIO Communications AB	11,577	213,418
Inwido AB	35,869	574,634
Karo Pharma AB (a)(b)	95,527	553,518
K-fast Holding AB (a)	28,894	206,798
KNOW IT AB	26,298	883,241
LeoVegas AB (d)	74,953	304,818
Lime Technologies AB (b)	8,784	257,882
Maha Energy AB (a)	110,866	192,244
Medcap AB (a)	6,709	131,741
Mekonomen AB (a)	17,107	204,122
Minesto AB (a)(b)	46,188	72,706
Modern Times Group MTG AB Class B (a)	57,694	852,465
See accompanying notes to financial statements.
110

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Munters Group AB (d)	60,696	$ 379,049
NCC AB Class B	46,445	667,814
New Wave Group AB Class B	107,668	1,767,625
Nobia AB	61,195	272,900
Nordic Waterproofing Holding AB	9,467	172,083
Note AB (a)	19,949	401,574
NP3 Fastigheter AB (b)	8,039	269,134
Oncopeptides AB (a)(b)(d)	61,094	60,475
Orexo AB (a)(b)	26,575	58,743
OW Bunker A/S (b)(c)	9,828	—
Paradox Interactive AB (b)	21,376	412,180
PowerCell Sweden AB (a)	27,208	544,925
Pricer AB Class B (b)	62,955	132,133
RaySearch Laboratories AB (a)	42,681	236,776
Re:NewCell AB (a)(b)	8,911	124,303
Resurs Holding AB (d)	105,628	313,618
SAS AB (a)(b)	780,634	88,413
Scandi Standard AB	33,594	128,509
Sdiptech AB Class B (a)(b)	10,920	425,931
Sedana Medical AB (a)(b)	55,200	402,180
Sensys Gatso Group AB (a)(b)	1,193,866	129,130
SkiStar AB	25,001	469,470
Smart Eye AB (a)(b)	12,488	168,840
SolTech Energy Sweden AB (a)	66,831	149,877
SpectraCure AB (a)	153,719	144,822
Storytel AB (a)(b)	28,939	278,416
Svolder AB Class B	31,756	216,854
SwedenCare AB	48,381	625,567
Tethys Oil AB	37,679	318,594
Tobii AB (a)(b)	45,859	154,317
Tobii Dynavox AB (a)	45,859	111,210
Vitec Software Group AB Class B	15,420	806,624
Vivesto AB (a)	281,946	51,794
Xvivo Perfusion AB (a)	13,535	391,407
		30,020,833
SWITZERLAND — 1.8%
AC Immune SA (a)(b)	56,868	227,472
APG SGA SA (a)	346	73,317
Arbonia AG	23,428	461,304
Aryzta AG (a)	535,905	553,230
Ascom Holding AG (a)(b)	24,255	273,585
Autoneum Holding AG (b)	1,632	227,709
See accompanying notes to financial statements.
111

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Basilea Pharmaceutica AG (a)(b)	4,095	$ 165,713
Bell Food Group AG	933	276,276
Bobst Group SA (a)	3,241	322,603
Burckhardt Compression Holding AG	1,591	845,421
Burkhalter Holding AG	1,341	105,357
Coltene Holding AG (a)	2,635	297,789
Evolva Holding SA (a)(b)	523,129	63,668
Feintool International Holding AG (a)	2,526	133,402
Gurit Holding AG (b)	268	434,508
Huber + Suhner AG	7,216	679,845
Implenia AG (a)(b)	9,481	233,458
Intershop Holding AG	285	197,897
Jungfraubahn Holding AG (a)	836	129,908
Kardex Holding AG	4,432	1,023,418
Komax Holding AG (a)(b)	2,530	714,806
Leonteq AG (a)	4,188	339,045
Medartis Holding AG (a)(b)(d)	1,722	231,658
Metall Zug AG Class B	104	239,587
Meyer Burger Technology AG (a)(b)	1,069,180	451,722
Mobilezone Holding AG	21,062	374,436
Molecular Partners AG (a)(b)	16,008	323,900
ObsEva SA (a)(b)	113,992	172,128
Orior AG	6,621	649,689
Relief Therapeutics Holding, Inc. (a)(b)	1,328,814	89,526
Rieter Holding AG (a)	1,676	272,822
Sensirion Holding AG (a)(d)	4,650	579,071
Swiss Steel Holding AG (a)	446,979	133,814
u-blox Holding AG (a)	4,261	416,029
Valiant Holding AG	7,611	792,321
Valora Holding AG (a)	5,045	948,422
Vetropack Holding AG (b)	6,911	325,555
V-ZUG Holding AG (a)	1,414	171,478
Ypsomed Holding AG	2,127	376,747
Zehnder Group AG	2,971	258,923
		14,587,559
TAIWAN — 0.0% (e)
Medtecs International Corp., Ltd.	230,100	39,105
TURKEY — 0.1%
Eldorado Gold Corp. (a)(b)	81,783	916,666
UNITED ARAB EMIRATES — 0.1%
Borr Drilling, Ltd. (a)	118,923	403,596
See accompanying notes to financial statements.
112

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Eros Stx Global Corp. (a)(b)	7,278	$ 20,305
		423,901
UNITED KINGDOM — 5.2%
4imprint Group PLC	9,963	368,610
A.G. Barr PLC	52,964	373,083
Aclara Resources, Inc. (a)	31,555	18,442
Anglo Pacific Group PLC (b)	142,274	331,191
AO World PLC (a)(b)	174,179	200,322
Argo Blockchain PLC (a)	250,585	237,222
Auction Technology Group PLC (a)	49,521	640,282
Autolus Therapeutics PLC ADR (a)	52,846	220,368
Avon Protection PLC (b)	18,987	324,990
Bicycle Therapeutics PLC ADR (a)(b)	8,744	383,687
Biffa PLC (d)	154,559	651,201
Brewin Dolphin Holdings PLC	181,101	1,220,847
Bytes Technology Group PLC	121,163	794,137
Capita PLC (a)	880,643	242,683
Capricorn Energy PLC (a)(b)	315,910	919,234
Card Factory PLC (a)	229,425	136,990
Chemring Group PLC	115,937	496,871
Civitas Social Housing PLC REIT	297,057	341,839
Clarkson PLC	13,926	678,420
Clipper Logistics PLC	44,037	511,395
CLS Holdings PLC	70,177	185,721
CMC Markets PLC (d)	42,769	143,314
Coats Group PLC	658,401	664,900
Compass Pathways PLC ADR (a)(b)	16,260	209,591
Concentric AB	10,923	240,275
Crest Nicholson Holdings PLC	57,071	200,931
Custodian REIT PLC	88,682	118,865
De La Rue PLC (a)	84,320	120,568
DEV Clever Holdings PLC (a)	402,908	159,147
Devro PLC	176,895	486,780
Dignity PLC (a)(b)	25,466	169,326
Elementis PLC (a)	301,099	471,766
Empiric Student Property PLC REIT	416,232	500,353
EnQuest PLC (a)	813,850	330,575
Essentra PLC	168,312	698,066
Euromoney Institutional Investor PLC	34,729	451,772
FDM Group Holdings PLC	45,098	630,598
Firstgroup PLC (a)	288,837	427,074
Forterra PLC (d)	223,989	685,678
See accompanying notes to financial statements.
113

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Foxtons Group PLC	280,070	$ 158,564
Global Ship Lease, Inc. Class A	8,456	240,911
Gym Group PLC (a)(d)	182,297	466,602
Halfords Group PLC	98,320	318,455
Helical PLC	47,006	254,370
Hill & Smith Holdings PLC	40,626	787,376
Hilton Food Group PLC	14,096	230,138
Hollywood Bowl Group PLC (a)	50,695	161,529
Hyve Group PLC (a)	598	563
Ibstock PLC (d)	236,786	546,835
Immunocore Holdings PLC (a)(b)	6,606	197,519
Indivior PLC (a)	342,985	1,265,359
International Personal Finance PLC	123,769	168,175
Intu Properties PLC REIT (a)(b)(c)	404,524	—
IP Group PLC	353,094	418,411
J D Wetherspoon PLC (a)	88,482	910,447
James Fisher & Sons PLC (a)(b)	6,233	28,395
John Menzies PLC (a)	69,736	549,071
Johnston Press PLC (c)	358	—
Just Group PLC (a)	535,939	620,967
Keller Group PLC	61,292	673,039
Kier Group PLC (a)	205,849	231,190
Lb-shell PLC (c)	571	—
Luceco PLC (d)	47,669	128,037
LXI REIT PLC	260,475	507,573
Marston's PLC (a)	620,191	663,875
Mitie Group PLC	677,391	491,430
Moneysupermarket.com Group PLC	180,752	452,176
Moonpig Group PLC (a)(b)	81,387	240,034
Morgan Advanced Materials PLC	196,211	800,858
Morgan Sindall Group PLC	25,472	809,936
NCC Group PLC	121,967	293,234
NuCana PLC ADR (a)	70,065	69,995
ODFJELL Technology, Ltd.	98	227
On the Beach Group PLC (a)(d)	85,442	263,806
Orchard Therapeutics PLC ADR (a)(b)	110,247	78,496
Oxford Biomedica PLC (a)	38,367	340,477
Oxford Instruments PLC	19,758	548,903
PayPoint PLC	36,889	282,677
Picton Property Income, Ltd. REIT	198,990	257,546
Playtech PLC (a)	187,599	1,462,254
Premier Foods PLC	272,312	408,735
See accompanying notes to financial statements.
114

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Provident Financial PLC (a)	196,649	$ 793,843
PZ Cussons PLC	220,770	568,564
Rathbones Group PLC	28,346	738,971
Reach PLC	149,370	360,296
Redde Northgate PLC	37,656	214,185
Regional REIT, Ltd. (d)	201,040	231,612
Renewi PLC (a)	33,022	287,392
Restaurant Group PLC (a)	164,071	131,775
Sabre Insurance Group PLC (d)	132,755	405,517
Schroder Real Estate Investment Trust, Ltd.	640,017	487,068
Senior PLC (a)	460,016	772,848
SIG PLC (a)	374,742	212,855
Spire Healthcare Group PLC (a)(d)	113,570	365,606
Standard Life Investment Property Income Trust, Ltd. REIT	194,502	220,238
SThree PLC	50,001	272,223
Supermarket Income REIT PLC	190,274	316,913
Ted Baker PLC (a)(b)	97,594	165,247
Telecom Plus PLC	36,180	728,837
Tiziana Life Sciences, Ltd. (a)	110,239	115,751
TORM PLC Class A (a)(b)	39,530	343,541
Triple Point Social Housing REIT PLC (d)	202,291	249,567
TT Electronics PLC	57,980	156,878
Tyman PLC	131,332	549,880
UK Commercial Property REIT, Ltd.	519,424	604,568
Volution Group PLC	83,700	462,304
Wincanton PLC	53,295	270,860
		42,342,638
UNITED STATES — 0.9%
Access Bio, Inc. (a)	21,893	325,130
Adaptimmune Therapeutics PLC ADR (a)	76,908	158,430
Ameridge Corp. (a)(c)	8,992	2,660
Argonaut Gold, Inc. (a)(b)	143,556	281,584
Avadel Pharmaceuticals PLC ADR (a)(b)	22,129	151,141
Charlottes Web Holdings, Inc. (a)(b)	53,637	57,972
Cineworld Group PLC (a)(b)	628,093	269,761
Civeo Corp. (a)	9,183	216,765
DHT Holdings, Inc.	69,674	404,109
Diversified Energy Co. PLC	340,101	531,084
Energy Fuels, Inc. (a)(b)	98,133	904,296
Ferroglobe PLC (a)	33,159	255,324
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	19,857	—
IMAX Corp. (a)	38,809	734,654
See accompanying notes to financial statements.
115

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Maxeon Solar Technologies, Ltd. (a)(b)	24,850	$ 359,828
MeiraGTx Holdings PLC (a)	20,612	285,476
Mind Medicine MindMed, Inc. (a)(b)	86,683	96,218
Nitro Software, Ltd. (a)(b)	115,479	133,114
Nordic American Tankers, Ltd.	109,162	232,515
Ormat Technologies, Inc.	1	63
Pluristem Therapeutics, Inc. (a)(b)	50,961	105,489
PureTech Health PLC (a)	50,541	133,090
REC Silicon ASA (a)(b)	340,397	569,534
Renalytix PLC ADR (a)	21,093	145,964
Stratasys, Ltd. (a)	34,412	873,721
UroGen Pharma, Ltd. (a)(b)	16,869	146,929
Viemed Healthcare, Inc. (a)(b)	12,826	64,589
		7,439,440
TOTAL COMMON STOCKS (Cost $856,466,767)		798,508,641

RIGHTS — 0.0% (e)
SINGAPORE — 0.0% (e)
Lendlease Global Commercial (expiring 04/12/22)	107,097	4,352
SOUTH KOREA — 0.0% (e)
Dawonsys Co., Ltd. (expiring 04/21/22) (b)	2,107	13,473
TOTAL RIGHTS (Cost $0)		17,825
WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
CGG SA (expiring 02/21/23) (a)	1,729	33
Technicolor SA (expiring 9/22/24) (a)(b)	4,594	1,395
		1,428
ITALY — 0.0% (e)
Webuild SpA (expiring 08/02/30) (a)(b)(c)	19,800	—
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 04/16/23) (b)(c)	389,064	—
TOTAL WARRANTS (Cost $0)		1,428
SHORT-TERM INVESTMENTS — 8.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (g)(h)	1,306,374	1,306,243
See accompanying notes to financial statements.
116

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i)(j)	64,668,106	$ 64,668,106
TOTAL SHORT-TERM INVESTMENTS (Cost $65,974,246)		65,974,349
TOTAL INVESTMENTS — 107.1% (Cost $922,441,013)		864,502,243
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(57,148,873)
NET ASSETS — 100.0%		$ 807,353,370
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $1,150,654, representing 0.14% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
117

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$796,743,636	$614,351	$1,150,654	$798,508,641
Rights	—	17,825	—	17,825
Warrants	1,428	—	0(a)	1,428
Short-Term Investments	65,974,349	—	—	65,974,349
TOTAL INVESTMENTS	$862,719,413	$632,176	$1,150,654	$864,502,243
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2022.
Sector Breakdown as of March 31, 2022

% of Net Assets
Industrials	18.5%
Information Technology	13.4
Consumer Discretionary	12.0
Materials	11.5
Health Care	9.6
Real Estate	8.5
Financials	8.2
Energy	6.3
Consumer Staples	5.0
Communication Services	4.5
Utilities	1.4
Short-Term Investments	8.2
Liabilities in Excess of Other Assets	(7.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,251,072	$ 3,251,722	$22,287,538	$24,232,301	$(819)	$103	1,306,374	$ 1,306,243	$ 355
State Street Navigator Securities Lending Portfolio II	48,189,983	48,189,983	76,989,747	60,511,624	—	—	64,668,106	64,668,106	639,409
Total		$51,441,705	$99,277,285	$84,743,925	$(819)	$103		$65,974,349	$639,764
See accompanying notes to financial statements.
118

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BRAZIL — 3.2%
Wheaton Precious Metals Corp.	416,629	$ 19,829,946
CANADA — 38.9%
Agnico Eagle Mines, Ltd.	367,395	22,501,675
Barrick Gold Corp.	1,127,983	27,688,210
Cameco Corp.	181,355	5,286,526
Canadian Natural Resources, Ltd. (a)	442,284	27,410,595
Cenovus Energy, Inc.	910,955	15,198,993
Franco-Nevada Corp.	152,635	24,310,642
Imperial Oil, Ltd. (a)	137,716	6,670,524
Ivanhoe Mines, Ltd. Class A (b)	510,018	4,761,066
Kinross Gold Corp.	1,248,801	7,338,537
Nutrien, Ltd.	410,281	42,445,467
Pan American Silver Corp.	165,447	4,519,476
Suncor Energy, Inc.	538,225	17,537,935
Teck Resources, Ltd. Class B (b)	383,713	15,507,652
Tourmaline Oil Corp.	152,048	7,011,701
West Fraser Timber Co., Ltd.	120,577	9,929,587
		238,118,586
CHILE — 0.9%
Lundin Mining Corp.	553,674	5,616,308
UNITED STATES — 54.4%
Archer-Daniels-Midland Co.	458,495	41,383,759
Chevron Corp.	240,665	39,187,482
ConocoPhillips	298,383	29,838,300
Corteva, Inc.	482,120	27,712,258
EOG Resources, Inc.	217,065	25,880,660
Exxon Mobil Corp.	620,027	51,208,030
Freeport-McMoRan, Inc.	670,175	33,334,504
Hess Corp.	114,471	12,252,976
Newmont Corp.	465,377	36,974,203
Occidental Petroleum Corp.	359,667	20,407,505
Pioneer Natural Resources Co.	61,582	15,397,347
		333,577,024
ZAMBIA — 2.3%
First Quantum Minerals, Ltd.	396,743	13,747,278
TOTAL COMMON STOCKS (Cost $465,196,854)		610,889,142

See accompanying notes to financial statements.
119

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c)(d)	1,858,278	$ 1,858,092
State Street Navigator Securities Lending Portfolio II (e)(f)	12,123,859	12,123,859
TOTAL SHORT-TERM INVESTMENTS (Cost $13,981,684)		13,981,951
TOTAL INVESTMENTS — 102.0% (Cost $479,178,538)		624,871,093
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(12,118,926)
NET ASSETS — 100.0%		$ 612,752,167
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$610,889,142	$—	$—	$610,889,142
Short-Term Investments	13,981,951	—	—	13,981,951
TOTAL INVESTMENTS	$624,871,093	$—	$—	$624,871,093
See accompanying notes to financial statements.
120

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Industry Breakdown as of March 31, 2022

% of Net Assets
Oil, Gas & Consumable Fuels	44.6%
Metals & Mining	35.3
Chemicals	11.4
Food Products	6.8
Paper & Forest Products	1.6
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	753,475	$753,625	$ 13,132,080	$ 12,027,733	$(147)	$267	1,858,278	$ 1,858,092	$ 322
State Street Navigator Securities Lending Portfolio II	—	—	132,395,135	120,271,276	—	—	12,123,859	12,123,859	19,387
Total		$753,625	$145,527,215	$132,299,009	$(147)	$267		$13,981,951	$19,709
See accompanying notes to financial statements.
121

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2022 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,495,335,600	$ 636,114,522	$1,422,258,667
Investments in affiliated issuers, at value	6,000,909	21,903,350	24,562,246
Total Investments	1,501,336,509	658,017,872	1,446,820,913
Foreign currency, at value	925,788	701,958	1,349,463
Net cash at broker	205,098	—	—
Receivable from broker — accumulated variation margin on open futures contracts	268,623	—	—
Receivable for investments sold	24,636,129	—	—
Dividends receivable — unaffiliated issuers	5,405,826	2,884,580	62,432
Dividends receivable — affiliated issuers	431	126	169
Securities lending income receivable — unaffiliated issuers	2,767	6,617	43,734
Securities lending income receivable — affiliated issuers	1,781	4,208	22,523
Receivable for foreign taxes recoverable	483,221	873,594	—
TOTAL ASSETS	1,533,266,173	662,488,955	1,448,299,234
LIABILITIES
Payable upon return of securities loaned	1,518,376	21,126,742	22,199,702
Payable for investments purchased	3,234,357	122,302	—
Payable for fund shares repurchased	24,657,645	—	—
Advisory fee payable	691,702	313,998	712,391
TOTAL LIABILITIES	30,102,080	21,563,042	22,912,093
NET ASSETS	$1,503,164,093	$ 640,925,913	$1,425,387,141
NET ASSETS CONSIST OF:
Paid-in Capital	$1,538,832,970	$1,378,389,180	$1,992,445,670
Total distributable earnings (loss)**	(35,668,877)	(737,463,267)	(567,058,529)
NET ASSETS	$1,503,164,093	$ 640,925,913	$1,425,387,141
NET ASSET VALUE PER SHARE
Net asset value per share	$ 54.17	$ 34.30	$ 89.09
Shares outstanding (unlimited amount authorized, $0.01 par value)	27,750,000	18,685,379	16,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,308,412,838	$ 686,378,171	$1,733,283,559
Investments in affiliated issuers	6,000,766	21,903,272	24,562,246
Total cost of investments	$1,314,413,604	$ 708,281,443	$1,757,845,805
Foreign currency, at cost	$ 928,732	$ 701,039	$ 1,348,767
* Includes investments in securities on loan, at value	$ 5,333,193	$ 37,447,409	$ 72,249,577
See accompanying notes to financial statements.
122

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2022 (Unaudited)

	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,410,320,825	$ 798,527,894	$610,889,142
Investments in affiliated issuers, at value	119,014,054	65,974,349	13,981,951
Total Investments	3,529,334,879	864,502,243	624,871,093
Foreign currency, at value	12,561,667	2,382,138	1,176,799
Net cash at broker	714,201	—	—
Receivable from broker — accumulated variation margin on open futures contracts	502,197	—	—
Receivable for investments sold	—	505,791	71,509,126
Receivable for fund shares sold	28,359,570	—	—
Dividends receivable — unaffiliated issuers	12,293,636	4,495,479	770,584
Dividends receivable — affiliated issuers	623	253	189
Securities lending income receivable — unaffiliated issuers	—	99,497	—
Securities lending income receivable — affiliated issuers	23,671	106,694	8,529
Receivable for foreign taxes recoverable	95,599	317,998	—
Other Receivable	7,622	211	—
TOTAL ASSETS	3,583,893,665	872,410,304	698,336,320
LIABILITIES
Due to custodian	1,998,255	—	611,584
Payable upon return of securities loaned	119,014,054	64,668,106	12,123,859
Payable for investments purchased	24,047,051	11,172	30,666,967
Payable for fund shares repurchased	—	—	42,009,579
Deferred foreign taxes payable	—	110,062	—
Advisory fee payable	1,031,787	267,594	172,164
TOTAL LIABILITIES	146,091,147	65,056,934	85,584,153
NET ASSETS	$3,437,802,518	$ 807,353,370	$612,752,167
NET ASSETS CONSIST OF:
Paid-in Capital	$3,184,870,980	$ 910,817,775	$582,282,989
Total distributable earnings (loss)**	252,931,538	(103,464,405)	30,469,178
NET ASSETS	$3,437,802,518	$ 807,353,370	$612,752,167
NET ASSET VALUE PER SHARE
Net asset value per share	$ 62.93	$ 35.41	$ 57.94
Shares outstanding (unlimited amount authorized, $0.01 par value)	54,625,000	22,800,000	10,575,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,826,984,183	$ 856,466,767	$465,196,854
Investments in affiliated issuers	119,014,054	65,974,246	13,981,684
Total cost of investments	$2,945,998,237	$ 922,441,013	$479,178,538
Foreign currency, at cost	$ 12,554,512	$ 2,379,296	$ 1,176,799
* Includes investments in securities on loan, at value	$ 118,081,902	$ 123,301,939	$ 11,427,385
** Includes deferred foreign taxes	$ —	$ 110,062	$ —
See accompanying notes to financial statements.
123

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2022 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 27,493,630	$ 11,081,672
Dividend income — affiliated issuers	1,252	341
Dividend income — non-cash transactions	—	992,279
Unaffiliated securities lending income	24,300	40,896
Affiliated securities lending income	33,035	63,467
Foreign taxes withheld	(1,187,211)	(1,547,463)
TOTAL INVESTMENT INCOME (LOSS)	26,365,006	10,631,192
EXPENSES
Advisory fee	4,261,019	2,284,552
Trustees’ fees and expenses	8,222	4,263
Miscellaneous expenses	21	11
TOTAL EXPENSES	4,269,262	2,288,826
NET INVESTMENT INCOME (LOSS)	$ 22,095,744	$ 8,342,366
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,190,410)	(12,874,265)
Investments — affiliated issuers	(891)	(185)
In-kind redemptions — unaffiliated issuers	85,380,809	37,441,959
Foreign currency transactions	154,125	187,691
Futures contracts	185,173	—
Net realized gain (loss)	80,528,806	24,755,200
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	18,774,611	(42,942,926)
Investments — affiliated issuers	143	78
Foreign currency translations	(35,056)	(51,322)
Futures contracts	599,986	—
Net change in unrealized appreciation/depreciation	19,339,684	(42,994,170)
NET REALIZED AND UNREALIZED GAIN (LOSS)	99,868,490	(18,238,970)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$121,964,234	$ (9,896,604)
See accompanying notes to financial statements.
124

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2022 (Unaudited)

	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 6,500,156	$ 54,301,171
Dividend income — affiliated issuers	498	2,985
Unaffiliated securities lending income	424,695	70,738
Affiliated securities lending income	142,193	123,959
Foreign taxes withheld	(34,195)	(2,756,051)
TOTAL INVESTMENT INCOME (LOSS)	7,033,347	51,742,802
EXPENSES
Advisory fee	4,661,275	5,056,728
Trustees’ fees and expenses	8,298	10,772
Miscellaneous expenses	22	29
TOTAL EXPENSES	4,669,595	5,067,529
NET INVESTMENT INCOME (LOSS)	$ 2,363,752	$ 46,675,273
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(11,422,458)	(24,263,270)
Investments — affiliated issuers	(210)	(2,523)
In-kind redemptions — unaffiliated issuers	44,082,582	112,420,774
Foreign currency transactions	(57,098)	77,830
Futures contracts	—	3,744,353
Net realized gain (loss)	32,602,816	91,977,164
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(352,726,289)	450,607,086
Foreign currency translations	2,483	212,676
Futures contracts	—	263,075
Net change in unrealized appreciation/depreciation	(352,723,806)	451,082,837
NET REALIZED AND UNREALIZED GAIN (LOSS)	(320,120,990)	543,060,001
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(317,757,238)	$589,735,274
See accompanying notes to financial statements.
125

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2022 (Unaudited)

	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 9,420,088	$ 8,300,813
Dividend income — affiliated issuers	355	322
Unaffiliated securities lending income	589,376	159
Affiliated securities lending income	639,409	19,387
Foreign taxes withheld	(1,382,508)	(414,137)
TOTAL INVESTMENT INCOME (LOSS)	9,266,720	7,906,544
EXPENSES
Advisory fee	1,610,029	922,183
Trustees’ fees and expenses	3,999	2,372
Miscellaneous expenses	9	6
TOTAL EXPENSES	1,614,037	924,561
NET INVESTMENT INCOME (LOSS)	$ 7,652,683	$ 6,981,983
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	683,030	(1,231,239)
Investments — affiliated issuers	(819)	(147)
In-kind redemptions — unaffiliated issuers	—	56,698,694
Foreign currency transactions	(218,437)	17,254
Net realized gain (loss)	463,774	55,484,562
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(64,630,515)	141,400,710
Investments — affiliated issuers	103	267
Foreign currency translations	(803)	3,997
Net change in unrealized appreciation/depreciation	(64,631,215)	141,404,974
NET REALIZED AND UNREALIZED GAIN (LOSS)	(64,167,441)	196,889,536
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(56,514,758)	$203,871,519
* Includes foreign capital gain taxes	$ 13,437	$ —
** Includes foreign deferred taxes	$ (110,062)	$ —
See accompanying notes to financial statements.
126

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 22,095,744	$ 41,101,434
Net realized gain (loss)	80,528,806	47,402,224
Net change in unrealized appreciation/depreciation	19,339,684	373,175,200
Net increase (decrease) in net assets resulting from operations	121,964,234	461,678,858
Distributions to shareholders	(28,053,724)	(48,293,179)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	89,218,420	—
Cost of shares redeemed	(301,993,576)	(255,159,929)
Other Capital	1,275	—
Net increase (decrease) in net assets from beneficial interest transactions	(212,773,881)	(255,159,929)
Net increase (decrease) in net assets during the period	(118,863,371)	158,225,750
Net assets at beginning of period	1,622,027,464	1,463,801,714
NET ASSETS AT END OF PERIOD	$1,503,164,093	$1,622,027,464
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,650,000	—
Shares redeemed	(5,650,000)	(5,350,000)
Net increase (decrease) from share transactions	(4,000,000)	(5,350,000)
See accompanying notes to financial statements.
127

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,342,366	$ 32,765,344
Net realized gain (loss)	24,755,200	4,564,582
Net change in unrealized appreciation/depreciation	(42,994,170)	149,340,807
Net increase (decrease) in net assets resulting from operations	(9,896,604)	186,670,733
Distributions to shareholders	(24,883,356)	(24,357,302)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	33,175,874	61,271,323
Cost of shares redeemed	(247,675,339)	(179,204,023)
Other Capital	3,761	11,958
Net increase (decrease) in net assets from beneficial interest transactions	(214,495,704)	(117,920,742)
Net increase (decrease) in net assets during the period	(249,275,664)	44,392,689
Net assets at beginning of period	890,201,577	845,808,888
NET ASSETS AT END OF PERIOD	$ 640,925,913	$ 890,201,577
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000	1,650,000
Shares redeemed	(7,250,000)	(5,200,000)
Net increase (decrease) from share transactions	(6,250,000)	(3,550,000)
See accompanying notes to financial statements.
128

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P China ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,363,752	$ 18,671,101
Net realized gain (loss)	32,602,816	33,286,909
Net change in unrealized appreciation/depreciation	(352,723,806)	(153,812,370)
Net increase (decrease) in net assets resulting from operations	(317,757,238)	(101,854,360)
Distributions to shareholders	(13,252,623)	(17,947,688)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	217,330,925	570,693,285
Cost of shares redeemed	(173,236,666)	(165,456,888)
Other Capital	331,580	605,413
Net increase (decrease) in net assets from beneficial interest transactions	44,425,839	405,841,810
Net increase (decrease) in net assets during the period	(286,584,022)	286,039,762
Net assets at beginning of period	1,711,971,163	1,425,931,401
NET ASSETS AT END OF PERIOD	$1,425,387,141	$ 1,711,971,163
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,200,000	4,550,000
Shares redeemed	(1,650,000)	(1,200,000)
Net increase (decrease) from share transactions	550,000	3,350,000
See accompanying notes to financial statements.
129

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 46,675,273	$ 73,886,993
Net realized gain (loss)	91,977,164	44,198,923
Net change in unrealized appreciation/depreciation	451,082,837	325,466,617
Net increase (decrease) in net assets resulting from operations	589,735,274	443,552,533
Distributions to shareholders	(51,787,498)	(50,234,219)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	983,339,097	1,085,320,691
Cost of shares redeemed	(326,454,984)	(276,712,492)
Other Capital	1,726	7,466
Net increase (decrease) in net assets from beneficial interest transactions	656,885,839	808,615,665
Net increase (decrease) in net assets during the period	1,194,833,615	1,201,933,979
Net assets at beginning of period	2,242,968,903	1,041,034,924
NET ASSETS AT END OF PERIOD	$3,437,802,518	$2,242,968,903
SHARES OF BENEFICIAL INTEREST:
Shares sold	16,975,000	21,525,000
Shares redeemed	(5,950,000)	(5,650,000)
Net increase (decrease) from share transactions	11,025,000	15,875,000
See accompanying notes to financial statements.
130

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,652,683	$ 14,318,124
Net realized gain (loss)	463,774	118,102,673
Net change in unrealized appreciation/depreciation	(64,631,215)	67,534,723
Net increase (decrease) in net assets resulting from operations	(56,514,758)	199,955,520
Distributions to shareholders	(14,239,902)	(14,464,476)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	50,110,271	227,999,295
Cost of shares redeemed	—	(279,812,682)
Other Capital	1,315	56,881
Net increase (decrease) in net assets from beneficial interest transactions	50,111,586	(51,756,506)
Net increase (decrease) in net assets during the period	(20,643,074)	133,734,538
Net assets at beginning of period	827,996,444	694,261,906
NET ASSETS AT END OF PERIOD	$807,353,370	$ 827,996,444
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,400,000	5,700,000
Shares redeemed	—	(7,200,000)
Net increase (decrease) from share transactions	1,400,000	(1,500,000)
See accompanying notes to financial statements.
131

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,981,983	$ 13,003,228
Net realized gain (loss)	55,484,562	52,171,388
Net change in unrealized appreciation/depreciation	141,404,974	107,211,090
Net increase (decrease) in net assets resulting from operations	203,871,519	172,385,706
Net equalization credits and charges	103,025	(924,527)
Distributions to shareholders	(8,249,936)	(13,122,297)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	114,242,305	238,712,555
Cost of shares redeemed	(165,275,554)	(345,829,738)
Net income equalization	(103,025)	924,527
Net increase (decrease) in net assets from beneficial interest transactions	(51,136,274)	(106,192,656)
Net increase (decrease) in net assets during the period	144,588,334	52,146,226
Net assets at beginning of period	468,163,833	416,017,607
NET ASSETS AT END OF PERIOD	$ 612,752,167	$ 468,163,833
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,100,000	5,925,000
Shares redeemed	(3,275,000)	(8,775,000)
Net increase (decrease) from share transactions	(1,175,000)	(2,850,000)
See accompanying notes to financial statements.
132

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 51.09	$ 39.46	$ 51.86	$ 47.58	$ 47.66	$ 49.68
Income (loss) from investment operations:
Net investment income (loss) (b)	0.69	1.20	1.17	1.42	1.43	1.19
Net realized and unrealized gain (loss) (c)	3.27	11.86	(11.73)	4.50	0.27	(1.51)
Total from investment operations	3.96	13.06	(10.56)	5.92	1.70	(0.32)
Net equalization credits and charges (b)	—	—	—	(0.02)	(0.00)(d)	(0.00)(d)
Other capital	0.00(d)	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.88)	(1.43)	(1.84)	(1.62)	(1.78)	(1.68)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.88)	(1.43)	(1.84)	(1.62)	(1.78)	(1.70)
Net asset value, end of period	$ 54.17	$ 51.09	$ 39.46	$ 51.86	$ 47.58	$ 47.66
Total return (e)	7.76%	33.36%	(20.65)%	12.68%	3.60%	(0.55)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,503,164	$1,622,027	$1,463,802	$2,219,749	$2,298,271	$2,688,166
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.59%(f)	2.51%	2.63%	2.92%	3.00%	2.52%
Portfolio turnover rate (g)	4%(h)	6%	18%	7%	11%	13%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
133

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 35.70	$ 29.69	$ 39.47	$ 38.32	$ 38.37	$ 41.61
Income (loss) from investment operations:
Net investment income (loss) (b)	0.38	1.26	0.91	1.12	1.26	1.16
Net realized and unrealized gain (loss) (c)	(0.71)	5.70	(7.44)	1.51	(0.33)	(1.36)
Total from investment operations	(0.33)	6.96	(6.53)	2.63	0.93	(0.20)
Net equalization credits and charges (b)	—	—	—	0.41	0.19	0.16
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(1.07)	(0.95)	(3.25)	(1.89)	(1.17)	(3.20)
Net asset value, end of period	$ 34.30	$ 35.70	$ 29.69	$ 39.47	$ 38.32	$ 38.37
Total return (e)	(0.94)%	23.46%	(17.76)%	8.31%	2.87%	0.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$640,926	$890,202	$845,809	$2,093,103	$2,990,341	$3,654,633
Ratios to average net assets:
Total expenses	0.59%(f)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	2.15%(f)	3.61%	2.64%	2.93%	3.18%	3.03%
Portfolio turnover rate (g)	9%(h)	8%	14%	9%	15%	18%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
134

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 110.81	$ 117.85	$ 90.56	$ 97.16	$ 101.90	$ 78.85
Income (loss) from investment operations:
Net investment income (loss) (b)	0.16	1.31	1.36	1.70	1.74	1.57(c)
Net realized and unrealized gain (loss) (d)	(21.00)	(7.10)	27.30	(6.39)	(4.21)	22.78
Total from investment operations	(20.84)	(5.79)	28.66	(4.69)	(2.47)	24.35
Other capital	0.02	0.04	0.03	0.06	—	0.01
Distributions to shareholders from:
Net investment income	(0.90)	(1.29)	(1.40)	(1.97)	(2.27)	(1.31)
Net asset value, end of period	$ 89.09	$ 110.81	$ 117.85	$ 90.56	$ 97.16	$ 101.90
Total return (e)	(18.89)%	(5.04)%	31.89%	(4.73)%	(2.64)%	31.50%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,425,387	$1,711,971	$1,425,931	$1,122,942	$1,039,601	$1,029,239
Ratios to average net assets:
Total expenses	0.59%(f)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	0.30%(f)	1.02%	1.33%	1.81%	1.62%	1.85%(c)
Portfolio turnover rate (g)	3%(h)	15%	9%	23%	3%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.19 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 31.24%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
135

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 51.44	$ 37.55	$ 43.09	$ 50.61	$ 45.84	$ 39.07
Income (loss) from investment operations:
Net investment income (loss) (b)	1.03	2.07	1.37	1.81	1.49	1.19
Net realized and unrealized gain (loss) (c)	11.62	13.27	(5.47)	(7.67)	4.52	6.51
Total from investment operations	12.65	15.34	(4.10)	(5.86)	6.01	7.70
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(1.16)	(1.45)	(1.44)	(1.66)	(1.24)	(0.93)
Net asset value, end of period	$ 62.93	$ 51.44	$ 37.55	$ 43.09	$ 50.61	$ 45.84
Total return (e)	24.98%	41.09%	(9.97)%	(11.50)%	13.17%	19.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,437,803	$2,242,969	$1,041,035	$1,044,867	$1,553,821	$1,226,154
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.41%
Net investment income (loss)	3.69%(f)	4.17%	3.45%	4.03%	3.03%	2.82%
Portfolio turnover rate (g)	7%(h)	11%	16%	16%	19%	25%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
136

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 38.69	$ 30.32	$ 29.36	$ 34.43	$ 34.90	$ 31.21
Income (loss) from investment operations:
Net investment income (loss) (b)	0.35	0.65	0.57	0.71	0.74	0.63
Net realized and unrealized gain (loss) (c)	(2.96)	8.38	1.40	(4.63)	0.71	4.23
Total from investment operations	(2.61)	9.03	1.97	(3.92)	1.45	4.86
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(0.67)	(0.66)	(1.01)	(1.15)	(0.91)	(0.79)
Net realized gains	—	—	—	—	(1.01)	(0.38)
Total distributions	(0.67)	(0.66)	(1.01)	(1.15)	(1.92)	(1.17)
Net asset value, end of period	$ 35.41	$ 38.69	$ 30.32	$ 29.36	$ 34.43	$ 34.90
Total return (e)	(6.85)%	29.91%	6.71%	(11.28)%	4.02%	16.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$807,353	$827,996	$694,262	$786,808	$871,116	$886,430
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	1.90%(f)	1.76%	1.99%	2.35%	2.11%	1.99%
Portfolio turnover rate (g)	3%(h)	16%	21%	15%	29%	31%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
137

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 39.84	$ 28.49	$ 31.37	$ 34.28	$ 33.67	$ 34.05
Income (loss) from investment operations:
Net investment income (loss) (b)	0.62	1.00	0.74	0.67	0.54	0.50
Net realized and unrealized gain (loss) (c)	18.18	11.42	(2.85)	(2.95)	0.72	0.75
Total from investment operations	18.80	12.42	(2.11)	(2.28)	1.26	1.25
Net equalization credits and charges (b)	0.01	(0.07)	(0.03)	0.01	(0.00)(d)	0.01
Distributions to shareholders from:
Net investment income	(0.71)	(1.00)	(0.74)	(0.64)	(0.50)	(0.51)
Net realized gains	—	—	—	—	(0.15)	(1.13)
Total distributions	(0.71)	(1.00)	(0.74)	(0.64)	(0.65)	(1.64)
Net asset value, end of period	$ 57.94	$ 39.84	$ 28.49	$ 31.37	$ 34.28	$ 33.67
Total return (e)	47.78%	43.64%	(7.09)%	(6.50)%	3.67%	3.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$612,752	$468,164	$416,018	$717,554	$714,707	$1,016,760
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.65%(f)	2.68%	2.47%	2.11%	1.57%	1.53%
Portfolio turnover rate (g)	12%(h)	35%	22%	19%	20%	15%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
138

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2022, the Trust consists of twenty-six (26) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR S&P China ETF and SPDR S&P North American Natural Resources ETF, which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
139

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
140

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
141

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
142

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Fund utilized equalization during the period ended March 31, 2022:
SPDR S&P North American Natural Resources ETF
Distributions
The SPDR Dow Jones Global Real Estate ETF and the SPDR Dow Jones International Real Estate ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR S&P North American Natural Resources ETF, SPDR S&P China ETF, SPDR S&P International Small Cap ETF and SPDR S&P Global Natural Resources ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
143

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2022, the SPDR S&P Global Natural Resources ETF and SPDR Dow Jones Global Real Estate ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
For the period ended March 31, 2022, the entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
144

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of March 31, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$268,623	$—	$268,623
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	502,197	—	502,197
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$ 185,173	$—	$ 185,173
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	3,744,353	—	3,744,353
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$599,986	$—	$599,986
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	263,075	—	263,075
145

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2023 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
146

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Effective January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2022 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
147

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2022, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$ 92,761,928	$ 72,250,047
SPDR Dow Jones International Real Estate ETF	81,662,113	66,548,332
SPDR S&P China ETF	172,385,026	53,928,188
SPDR S&P Global Natural Resources ETF	445,852,460	169,801,224
SPDR S&P International Small Cap ETF	27,333,012	20,818,765
SPDR S&P North American Natural Resources ETF	111,357,726	63,870,273
For the period ended March 31, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$ 88,258,276	$303,641,401	$ 85,380,809
SPDR Dow Jones International Real Estate ETF	32,723,398	244,658,775	37,441,959
SPDR S&P China ETF	47,486,009	130,391,710	44,082,582
SPDR S&P Global Natural Resources ETF	708,070,167	327,382,379	112,420,774
SPDR S&P International Small Cap ETF	38,830,359	—	—
SPDR S&P North American Natural Resources ETF	64,839,498	165,320,952	56,698,694
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
148

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$1,342,983,964	$309,898,365	$151,277,817	$ 158,620,548
SPDR Dow Jones International Real Estate ETF	750,072,388	22,430,080	114,484,596	(92,054,516)
SPDR S&P China ETF	1,767,297,039	121,979,877	442,456,003	(320,476,126)
SPDR S&P Global Natural Resources ETF	2,952,158,234	697,046,018	119,367,778	577,678,240
SPDR S&P International Small Cap ETF	934,910,639	100,162,563	170,570,959	(70,408,396)
SPDR S&P North American Natural Resources ETF	479,506,128	146,650,708	1,285,743	145,364,965
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus
149

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 5,333,193	$ 1,518,376	$ 4,147,363	$ 5,665,739
SPDR Dow Jones International Real Estate ETF	37,447,409	21,126,742	19,171,530	40,298,272
SPDR S&P China ETF	72,249,577	22,199,702	58,316,964	80,516,666
SPDR S&P Global Natural Resources ETF	118,081,902	119,014,054	5,237,765	124,251,819
SPDR S&P International Small Cap ETF	123,301,939	64,668,106	67,808,294	132,476,400
SPDR S&P North American Natural Resources ETF	11,427,385	12,123,859	—	12,123,859
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
150

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2022:
		Remaining Contractual Maturity of the Agreements as of March 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$ 1,518,376	$—	$—	$—	$ 1,518,376	$ 1,518,376
SPDR Dow Jones International Real Estate ETF	Common Stocks	21,126,742	—	—	—	21,126,742	21,126,742
SPDR S&P China ETF	Common Stocks	22,199,702	—	—	—	22,199,702	22,199,702
SPDR S&P Global Natural Resources ETF	Common Stocks	119,014,054	—	—	—	119,014,054	119,014,054
SPDR S&P International Small Cap ETF	Common Stocks	64,665,927	—	—	—	64,665,927	64,665,927
SPDR S&P International Small Cap ETF	Warrants	2,179	—	—	—	2,179	2,179
SPDR S&P North American Natural Resources ETF	Common Stocks	12,123,859	—	—	—	12,123,859	12,123,859
10.    Line of Credit
The SPDR S&P International Small Cap ETF and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Fund had no outstanding loans as of March 31, 2022
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
151

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for
152

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
153

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2021 to March 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
154

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
Annualized Expense Ratio	0.50%	0.59%	0.59%
Actual:
Ending Account Value	$1,077.60	$ 990.60	$ 811.10
Expenses Paid During Period(a)	2.59	2.93	2.66
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.40	1,022.00	1,022.00
Expenses Paid During Period(a)	2.52	2.97	2.97
	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
Annualized Expense Ratio	0.40%	0.40%	0.35%
Actual:
Ending Account Value	$1,249.80	$ 931.50	$1,477.80
Expenses Paid During Period(a)	2.24	1.93	2.16
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,022.90	1,023.20
Expenses Paid During Period(a)	2.02	2.02	1.77
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
155

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for periods ending June 2021 and December 2021 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds’ proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to Funds’ portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov.
156

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross, Interested Non-Management Trustee
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2022 State Street Corporation - All Rights Reserved
SPDRISRASAR

Semi-Annual Report
March 31, 2022
SPDR® Index Shares Funds
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR Portfolio Europe ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR Portfolio Emerging Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Tencent Holdings, Ltd.	3.7
Alibaba Group Holding, Ltd. ADR	2.6
Reliance Industries, Ltd. GDR	1.5
Infosys, Ltd. ADR	1.3
Meituan Class B	1.0
China Construction Bank Corp. Class H	1.0
Vale SA ADR	0.9
Housing Development Finance Corp., Ltd.	0.8
Tata Consultancy Services, Ltd.	0.7
TOTAL	18.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

SPDR Portfolio Developed World ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Nestle SA	1.5%
ASML Holding NV	1.3
Samsung Electronics Co., Ltd. GDR	1.2
Roche Holding AG	1.2
Shell PLC	0.9
Toyota Motor Corp.	0.9
Novartis AG	0.9
AstraZeneca PLC	0.9
Novo Nordisk A/S Class B	0.8
LVMH Moet Hennessy Louis Vuitton SE	0.8
TOTAL	10.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
2

SPDR Portfolio MSCI Global Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Apple, Inc.	3.9%
Microsoft Corp.	3.1
Amazon.com, Inc.	2.0
Alphabet, Inc. Class C	1.2
Tesla, Inc.	1.2
Alphabet, Inc. Class A	1.1
NVIDIA Corp.	0.9
UnitedHealth Group, Inc.	0.8
JPMorgan Chase & Co.	0.7
Meta Platforms, Inc. Class A	0.7
TOTAL	15.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

SPDR Portfolio Europe ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2022

Description	% of Net Assets
Nestle SA	2.9%
Roche Holding AG	2.2
ASML Holding NV	2.2
Novartis AG	1.7
AstraZeneca PLC	1.7
LVMH Moet Hennessy Louis Vuitton SE	1.5
Novo Nordisk A/S Class B	1.5
Linde PLC	1.3
HSBC Holdings PLC	1.2
TotalEnergies SE	1.1
TOTAL	17.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BRAZIL — 6.7%
Afya, Ltd. Class A (a)(b)	12,164	$ 175,283
Ambev SA ADR (a)(b)	4,356,440	14,071,301
Americanas SA	663,386	4,558,035
Americanas SA RCP	15,397	104,073
Anima Holding SA (a)	117,193	179,047
Arco Platform, Ltd. Class A (a)(b)	10,963	231,319
Atacadao SA	23,117	109,554
Auren Energia SA	89,496	301,149
Azul SA Preference Shares (a)	117,858	593,265
B3 SA - Brasil Bolsa Balcao	6,034,104	19,948,816
Banco Bradesco SA ADR	5,419,254	25,145,339
Banco Bradesco SA	397,911	1,529,863
Banco BTG Pactual SA	544,806	2,985,458
Banco do Brasil SA	1,064,271	7,771,589
Banco Inter SA Preference Shares (c)	208,088	314,412
Banco Inter SA (d)	322,995	1,440,986
Banco Inter SA (d)	44,757	64,235
Banco Pan SA Preference Shares	451,441	1,006,063
Banco Santander Brasil SA	46,514	360,996
BB Seguridade Participacoes SA	631,765	3,398,166
BR Malls Participacoes SA (a)	1,310,467	2,559,188
Bradespar SA Preference Shares	459,920	3,201,665
Brasil Brokers Participacoes SA (a)	6,824	1,551
Braskem SA ADR	146,427	2,729,399
BRF SA ADR (a)	647,806	2,571,790
CCR SA	634,378	1,828,929
Centrais Eletricas Brasileiras SA ADR	595,408	4,709,677
Cia Brasileira de Distribuicao ADR	282,039	1,421,477
Cia de Locacao das Americas	127,375	728,018
Cia de Saneamento Basico do Estado de Sao Paulo	577,760	5,800,762
Cia Energetica de Minas Gerais ADR (b)	1,888,573	6,081,205
Cia Siderurgica Nacional SA ADR (a)(b)	757,672	4,106,582
Cielo SA	1,326,728	868,301
Cogna Educacao (a)	1,574,377	937,612
Construtora Tenda SA	1,652	2,983
Cosan SA	980,818	4,881,437
Cosan SA ADR (b)	38,550	763,290
CVC Brasil Operadora e Agencia de Viagens SA (a)	79,957	280,828
Cyrela Brazil Realty SA Empreendimentos e Participacoes	550,475	2,026,075
Dexco SA	550,165	1,699,602
See accompanying notes to financial statements.
5

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Embraer SA (a)	981,993	$ 3,091,492
Eneva SA (a)	919,086	2,858,635
Engie Brasil Energia SA	99,516	905,538
Equatorial Energia SA	237,509	1,359,993
Eternit SA	8,716	29,806
Gafisa SA (a)	29,813	12,297
Gerdau SA ADR (b)	1,372,969	8,828,191
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	26,428	95,658
Grupo De Mona Soma SA (a)	62,075	199,081
Grupo SBF SA (a)	36,747	195,646
Hapvida Participacoes e Investimentos SA (c)	2,961,908	7,379,915
Hypera SA	88,862	723,881
IRB Brasil Resseguros SA (a)	413,839	304,809
Itau Unibanco Holding SA Preference Shares ADR (a)	4,770,893	27,241,799
Itausa SA Preference Shares	6,236,538	14,108,478
Itausa SA	419,690	960,917
Kepler Weber SA	11,470	131,066
Klabin SA	370,387	1,880,014
Localiza Rent a Car SA	375,513	4,828,301
Locaweb Servicos de Internet SA (a)(c)	133,338	283,402
LOG Commercial Properties e Participacoes SA	3,493	21,302
Log-in Logistica Intermodal SA (a)	1,486	8,815
Lojas Renner SA	1,203,768	6,966,323
Magazine Luiza SA	2,071,086	2,972,423
Marcopolo SA Preference Shares	458,987	257,893
Marfrig Global Foods SA	218,411	983,595
Meliuz SA (c)	196,418	105,816
Metalurgica Gerdau SA Preference Shares	1,847,687	4,767,020
Mills Estruturas e Servicos de Engenharia SA	36,450	58,450
Minerva SA	44,576	118,758
MMX Mineracao e Metalicos SA (a)	20,968	61,775
MRV Engenharia e Participacoes SA	114,902	310,713
Natura & Co. Holding SA (a)	722,337	3,959,823
Nexa Resources SA (b)	19,574	182,821
Odontoprev SA	25,965	68,519
Oi SA ADR (a)(b)	814,603	730,169
Pagseguro Digital, Ltd. Class A (a)(b)	140,375	2,814,519
PDG Realty SA Empreendimentos e Participacoes (a)	71,331	24,468
Petro Rio SA (a)	235,126	1,178,116
Petroleo Brasileiro SA Preference Shares ADR (d)	2,196,370	30,705,253
Petroleo Brasileiro SA ADR (d)	1,204,460	17,826,008
Positivo Tecnologia SA	46,840	91,177
See accompanying notes to financial statements.
6

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Profarma Distribuidora de Produtos Farmaceuticos SA	12,120	$ 11,350
Qualicorp Consultoria e Corretora de Seguros SA	102,412	345,472
Raia Drogasil SA	744,894	3,752,725
Rede D'Or Sao Luiz SA (c)	557,731	5,856,707
Restoque Comercio e Confeccoes de Roupas SA (a)	8,687	3,473
Rodobens Negocios Imobiliarios SA	59,883	109,635
Rossi Residencial SA (a)	107,496	183,008
Rumo SA (a)	707,824	2,763,105
Sendas Distribuidora SA ADR (b)	282,039	4,845,430
StoneCo, Ltd. Class A (a)	169,432	1,982,354
Sul America SA	80,139	579,800
Suzano SA	240,901	2,795,840
Suzano SA ADR	228,725	2,657,785
T4F Entretenimento SA (a)	137,829	136,322
Telefonica Brasil SA	623,755	7,047,508
TIM SA ADR (b)	288,672	4,185,744
TOTVS SA	250,828	1,920,290
Ultrapar Participacoes SA	683,651	2,035,725
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR	959,959	2,870,277
Vale SA ADR (b)	2,873,816	57,447,582
Vale SA	129,941	2,614,160
Vasta Platform, Ltd. (a)(b)	8,717	49,861
Via S/A (a)	1,140,015	1,000,403
Vibra Energia SA	448,898	2,208,617
WEG SA	1,513,798	11,108,311
XP, Inc. Class A (a)	203,589	6,128,029
YDUQS Participacoes SA	301,017	1,326,465
		407,087,973
CANADA — 0.0% (e)
Atlas Corp. (b)	12,446	182,707
CHILE — 0.6%
AntarChile SA	228,253	1,885,370
Banco de Chile	12,611,614	1,350,068
Banco Santander Chile	5,209,973	293,362
CAP SA	9,170	142,166
Cencosud SA	102,529	201,951
Empresas COPEC SA	522,757	4,317,972
Empresas Iansa SA (a)	3,039,552	38,626
Enel Americas SA ADR (b)	623,947	3,724,964
Enel Chile SA ADR	1,178,430	1,861,919
Enjoy SA (a)	7,579,900	26,306
See accompanying notes to financial statements.
7

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Falabella SA	1,667,520	$ 5,329,156
Multiexport Foods SA (a)	2,678,766	1,007,475
Parque Arauco SA (a)	2,996,432	3,137,605
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	120,363	10,402,373
		33,719,313
CHINA — 32.3%
111, Inc. ADR (a)	36,543	97,204
17 Education & Technology Group, Inc. (a)(b)	59,337	157,836
360 DigiTech, Inc. ADR	75,517	1,162,207
360 Security Technology, Inc. Class A (a)	128,000	201,232
3SBio, Inc. (a)(c)	771,000	630,079
51job, Inc. ADR (a)(b)	6,299	368,806
9F, Inc. ADR (a)	97,034	85,875
AAC Technologies Holdings, Inc. (a)(b)	798,632	1,935,546
Addsino Co., Ltd. Class A	309,300	530,109
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	47,317	867,986
Advanced Technology & Materials Co., Ltd. Class A	161,800	204,158
AECC Aviation Power Co., Ltd. Class A	142,400	1,007,193
Agile Group Holdings, Ltd. (b)	3,023,626	1,532,778
Agora, Inc. ADR (a)	45,326	450,540
Agricultural Bank of China, Ltd. Class A	5,343,400	2,592,535
Agricultural Bank of China, Ltd. Class H	27,913,000	10,728,367
Aier Eye Hospital Group Co., Ltd. Class A	217,060	1,078,786
Air China, Ltd. Class H (a)(b)	3,115,744	2,184,212
Airtac International Group	82,669	2,686,241
AK Medical Holdings, Ltd. (b)(c)	334,000	198,744
Akeso, Inc. (a)(b)(c)	367,000	781,669
Alibaba Group Holding, Ltd. ADR (a)	1,432,433	155,848,710
A-Living Smart City Services Co., Ltd. (c)	84,500	118,257
All Winner Technology Co., Ltd. Class A	32,600	276,900
Alpha Group Class A (a)	469,100	366,525
Alphamab Oncology (a)(b)(c)	228,000	231,453
Aluminum Corp. of China, Ltd. Class H (a)(b)	6,455,495	3,791,822
Amoy Diagnostics Co., Ltd. Class A	10,000	80,528
An Hui Wenergy Co., Ltd. Class A	294,800	182,506
Angang Steel Co., Ltd. Class H	3,367,231	1,552,175
Anhui Anke Biotechnology Group Co., Ltd. Class A	17,640	27,371
Anhui Conch Cement Co., Ltd. Class A	127,300	791,903
Anhui Conch Cement Co., Ltd. Class H	1,586,010	8,161,530
Anhui Construction Engineering Group Co., Ltd. Class A	466,600	374,127
Anhui Expressway Co., Ltd. Class H	8,000	7,815
See accompanying notes to financial statements.
8

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Anhui Guangxin Agrochemical Co., Ltd. Class A	277,300	$ 1,393,467
Anhui Gujing Distillery Co., Ltd. Class A	7,700	207,853
Anhui Gujing Distillery Co., Ltd. Class B	132,600	1,714,179
Anhui Honglu Steel Construction Group Co., Ltd. Class A	56,800	378,213
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	532,200	539,905
Anhui Jinhe Industrial Co., Ltd. Class A	126,900	788,015
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	138,758
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	636,917	983,253
Anhui Yingjia Distillery Co., Ltd. Class A	11,900	101,396
Anji Microelectronics Technology Shanghai Co., Ltd. Class A	11,918	531,646
Anker Innovations Technology Co., Ltd. Class A	5,900	62,903
ANTA Sports Products, Ltd.	1,009,106	12,679,218
Anton Oilfield Services Group (a)(b)	130,000	7,304
Aoshikang Technology Co., Ltd. Class A	13,700	132,574
Aotecar New Energy Technology Co., Ltd. Class A (a)	239,993	108,124
Apeloa Pharmaceutical Co., Ltd. Class A	255,700	1,259,146
Archermind Technology Nanjing Co., Ltd. Class A	10,500	83,364
Ascentage Pharma Group International (a)(b)(c)	64,500	139,025
Asian Citrus Holdings, Ltd. (a)	550,000	8,779
Asymchem Laboratories Tianjin Co., Ltd. Class A	18,400	1,063,751
Autel Intelligent Technology Corp., Ltd. Class A	8,174	49,973
Autobio Diagnostics Co., Ltd. Class A	30,030	227,823
Autohome, Inc. ADR	42,499	1,292,395
Avary Holding Shenzhen Co., Ltd. Class A	122,400	555,689
AVIC Industry-Finance Holdings Co., Ltd. Class A	285,400	186,128
AviChina Industry & Technology Co., Ltd. Class H	3,029,000	1,682,477
Bafang Electric Suzhou Co., Ltd. Class A	9,514	261,541
BAIC Motor Corp., Ltd. Class H (c)	6,500	2,183
Baidu, Inc. ADR (a)	210,887	27,900,350
Baidu, Inc. Class A (a)	47,950	866,374
BAIOO Family Interactive, Ltd. (c)	2,728,000	167,204
Bank of China, Ltd. Class H	62,432,054	25,111,854
Bank of Communications Co., Ltd. Class H	21,244,303	15,245,420
Bank of Ningbo Co., Ltd. Class A	310,190	1,827,004
Baoshan Iron & Steel Co., Ltd. Class A	778,100	827,362
Baozun, Inc. ADR (a)	17,798	152,707
BBMG Corp. Class H	1,412,000	228,981
BeiGene, Ltd. ADR (a)(b)	37,737	7,117,198
Beijing BDStar Navigation Co., Ltd. Class A (a)	137,900	719,901
Beijing Capital International Airport Co., Ltd. Class H (a)	3,499,490	2,051,058
Beijing Career International Co., Ltd. Class A	30,600	223,905
See accompanying notes to financial statements.
9

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Beijing Certificate Authority Co., Ltd. Class A	14,100	$ 109,658
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (a)	23,000	27,666
Beijing Ctrowell Technology Corp., Ltd. Class A	97,506	143,308
Beijing Dabeinong Technology Group Co., Ltd. Class A	437,200	599,178
Beijing Easpring Material Technology Co., Ltd. Class A	15,300	181,245
Beijing Enterprises Clean Energy Group, Ltd. (a)(b)	27,834,856	266,570
Beijing Enterprises Holdings, Ltd.	766,500	2,432,199
Beijing Enterprises Water Group, Ltd.	6,070,000	1,867,955
Beijing GeoEnviron Engineering & Technology, Inc. Class A	818,330	2,004,542
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	30,911
Beijing Jingyuntong Technology Co., Ltd. Class A (a)	185,800	212,783
Beijing Kingsoft Office Software, Inc. Class A	16,320	482,445
Beijing Roborock Technology Co., Ltd. Class A	2,274	198,510
Beijing Shiji Information Technology Co., Ltd. Class A	175,720	550,846
Beijing Shougang Co., Ltd. Class A	116,100	95,102
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	98,988
Beijing SL Pharmaceutical Co., Ltd. Class A	285,650	481,476
Beijing Strong Biotechnologies, Inc. Class A	9,100	26,176
Beijing Tiantan Biological Products Corp., Ltd. Class A	217,023	843,737
Beijing Tongtech Co., Ltd. Class A	29,600	98,432
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	14,800	648,131
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	11,100	224,619
Beijing Zhidemai Technology Co., Ltd. Class A	7,200	62,154
Beken Corp. Class A	25,764	145,742
Bengang Steel Plates Co., Ltd. Class A	312,100	211,898
Berry Genomics Co., Ltd. Class A (a)	130,500	348,652
BEST, Inc. ADR (a)(b)	172,523	111,277
Bethel Automotive Safety Systems Co., Ltd. Class A	26,600	272,407
Betta Pharmaceuticals Co., Ltd. Class A	1,400	12,330
BGI Genomics Co., Ltd. Class A	20,100	255,489
Biem.L.Fdlkk Garment Co., Ltd. Class A	195,463	727,278
Bilibili, Inc. ADR (a)(b)	163,005	4,169,668
Bit Digital, Inc. (a)	25,036	90,130
BIT Mining, Ltd. ADR (a)(b)	48,930	136,515
Blue Sail Medical Co., Ltd. Class A	138,900	288,823
BOE Technology Group Co., Ltd. Class A	1,116,200	757,837
BOE Technology Group Co., Ltd. Class B	925,700	417,259
Bosideng International Holdings, Ltd. (b)	2,920,000	1,364,660
Boyaa Interactive International, Ltd. (a)	64,000	3,841
B-Soft Co., Ltd. Class A	251,219	300,366
See accompanying notes to financial statements.
10

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
BYD Co., Ltd. Class A	124,800	$ 4,517,736
BYD Co., Ltd. Class H	636,211	18,229,914
BYD Electronic International Co., Ltd. (b)	732,500	1,477,833
C&S Paper Co., Ltd. Class A	7,400	13,988
C.banner International Holdings, Ltd. (a)	12,000	421
Cabbeen Fashion, Ltd.	1,416,000	491,805
Caissa Tosun Development Co., Ltd. Class A (a)	101,506	161,019
Caitong Securities Co., Ltd. Class A	156,800	209,459
Canaan, Inc. (a)(b)	93,423	507,287
CanSino Biologics, Inc. Class A (a)	11,507	420,702
CanSino Biologics, Inc. Class H (a)(b)(c)	34,400	553,025
CECEP Wind-Power Corp. Class A	611,800	442,363
Central China Securities Co., Ltd. Class A	519,100	378,607
CETC Digital Technology Co., Ltd. Class A	128,500	528,323
CGN Mining Co., Ltd. (b)	325,000	35,690
CGN New Energy Holdings Co., Ltd. (b)	364,000	159,890
CGN Nuclear Technology Development Co., Ltd. Class A	289,400	477,311
CGN Power Co., Ltd. Class H (c)	10,810,000	2,829,698
Chacha Food Co., Ltd. Class A	30,900	261,633
Changchun High & New Technology Industry Group, Inc. Class A	11,925	315,309
Changjiang Securities Co., Ltd. Class A	458,400	449,872
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	556,803
Chanjet Information Technology Co., Ltd. Class H	3,900	3,884
Chaowei Power Holdings, Ltd.	75,000	15,419
Cheetah Mobile, Inc. ADR (a)(b)	12,344	11,968
ChemPartner PharmaTech Co., Ltd. Class A	51,800	110,567
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	142,400	265,818
Chengdu Hongqi Chain Co., Ltd. Class A	958,086	730,476
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	59,494
Chengtun Mining Group Co., Ltd. Class A	100,600	135,653
Chengxin Lithium Group Co., Ltd. Class A (a)	40,500	324,288
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	117,700	336,148
China Aerospace International Holdings, Ltd.	2,522,000	167,459
China Aircraft Leasing Group Holdings, Ltd. (b)	6,500	4,523
China Aoyuan Group, Ltd. (b)	1,512,000	227,821
China Baoan Group Co., Ltd. Class A	326,800	576,061
China Bohai Bank Co., Ltd. Class H (b)(c)	42,500	7,055
China Chengtong Development Group, Ltd.	3,798,000	80,505
China Cinda Asset Management Co., Ltd. Class H	12,717,000	2,175,956
China CITIC Bank Corp., Ltd. Class H	11,589,694	5,875,206
China Coal Energy Co., Ltd. Class H	4,366,750	3,284,235
See accompanying notes to financial statements.
11

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Common Rich Renewable Energy Investment, Ltd. (f)	856,000	$ —
China Communications Services Corp., Ltd. Class H	152,000	68,902
China Conch Environment Protection Holdings, Ltd. (a)	1,537,200	1,923,610
China Conch Venture Holdings, Ltd.	1,557,200	4,553,449
China Construction Bank Corp. Class H	81,157,734	61,038,774
China CSSC Holdings, Ltd. Class A	111,900	304,600
China Datang Corp. Renewable Power Co., Ltd. Class H (b)	1,408,000	584,314
China Dili Group (a)	2,471,100	681,561
China Dongxiang Group Co., Ltd.	1,175,000	75,019
China East Education Holdings, Ltd. (b)(c)	31,500	18,382
China Eastern Airlines Corp., Ltd. Class H (a)(b)	144,000	48,543
China Education Group Holdings, Ltd.	163,000	142,365
China Electronics Huada Technology Co., Ltd. (a)	134,000	9,924
China Energine International Holdings, Ltd. (a)(b)	1,430,000	27,938
China Everbright Bank Co., Ltd. Class A	628,500	326,720
China Everbright Environment Group, Ltd.	3,398,111	2,056,726
China Everbright, Ltd.	24,000	23,781
China Evergrande Group (b)	2,016,737	424,907
China Fangda Group Co., Ltd. Class B (a)	173,367	47,595
China Feihe, Ltd. (c)	1,878,000	1,860,878
China Financial Services Holdings, Ltd. (a)	86,100	18,690
China Foods, Ltd.	16,000	5,537
China Galaxy Securities Co., Ltd. Class A	178,100	279,154
China Galaxy Securities Co., Ltd. Class H	3,103,400	1,739,654
China Gas Holdings, Ltd.	2,409,600	3,089,152
China Great Wall Securities Co., Ltd. Class A	143,700	215,501
China Greatwall Technology Group Co., Ltd. Class A	184,500	334,524
China Hanking Holdings, Ltd.	1,314,000	255,035
China Harmony Auto Holding, Ltd.	7,000	3,566
China High Speed Railway Technology Co., Ltd. Class A (a)	812,900	325,257
China Hongqiao Group, Ltd. (b)	1,105,000	1,475,892
China Huarong Energy Co., Ltd. (a)	100,000	945
China Index Holdings, Ltd. ADR (a)	5,925	6,518
China International Capital Corp., Ltd. Class A	66,500	435,889
China International Capital Corp., Ltd. Class H (c)	629,200	1,404,400
China International Marine Containers Group Co., Ltd. Class H (b)	150,540	246,434
China Jinmao Holdings Group, Ltd. (a)	880,000	261,818
China Jushi Co., Ltd. Class A	93,800	225,187
China Kings Resources Group Co., Ltd. Class A	9,620	44,690
China Lesso Group Holdings, Ltd.	1,471,000	1,788,176
China Life Insurance Co., Ltd. Class H	7,408,752	11,390,221
See accompanying notes to financial statements.
12

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Literature, Ltd. (a)(b)(c)	201,600	$ 840,493
China Longyuan Power Group Corp., Ltd. Class H	3,030,000	6,902,367
China Medical System Holdings, Ltd.	1,557,000	2,453,377
China Meidong Auto Holdings, Ltd. (b)	152,000	582,271
China Mengniu Dairy Co., Ltd. (a)	2,585,818	13,933,846
China Merchants Bank Co., Ltd. Class A	1,001,462	7,383,063
China Merchants Bank Co., Ltd. Class H	3,356,899	26,383,167
China Merchants China Direct Investments, Ltd.	4,000	5,072
China Merchants Port Holdings Co., Ltd.	2,458,879	4,458,473
China Merchants Securities Co., Ltd. Class A	436,741	995,517
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	181,957	434,534
China Minmetals Rare Earth Co., Ltd. Class A	37,900	173,915
China Minsheng Banking Corp., Ltd. Class H (b)	8,262,379	3,112,345
China Modern Dairy Holdings, Ltd. (b)	93,000	15,082
China Molybdenum Co., Ltd. Class A	1,730,700	1,420,417
China Molybdenum Co., Ltd. Class H	1,092,000	570,304
China National Accord Medicines Corp., Ltd. Class B	303,195	687,971
China National Building Material Co., Ltd. Class H	3,287,400	4,088,576
China National Medicines Corp., Ltd. Class A	171,295	791,431
China Nonferrous Mining Corp., Ltd. (b)	242,000	121,751
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	194,600	1,187,262
China NT Pharma Group Co., Ltd. (a)	1,614,662	13,814
China Ocean Industry Group, Ltd. (a)	57,625	920
China Oil & Gas Group, Ltd. (a)	132,000	6,152
China Oilfield Services, Ltd. Class H	2,498,422	2,561,781
China Online Education Group ADR (a)	1,445	2,529
China Overseas Grand Oceans Group, Ltd.	109,500	64,318
China Overseas Land & Investment, Ltd.	3,853,494	11,538,733
China Overseas Property Holdings, Ltd.	62,066	73,864
China Pacific Insurance Group Co., Ltd. Class A	287,838	1,039,247
China Pacific Insurance Group Co., Ltd. Class H	2,744,613	6,700,845
China Petroleum & Chemical Corp. Class H	23,967,492	12,027,510
China Power International Development, Ltd.	6,604,511	3,516,716
China Railway Group, Ltd. Class H	6,214,487	3,483,617
China Rare Earth Holdings, Ltd. (a)	2,343,200	206,452
China Resources Beer Holdings Co., Ltd.	906,930	5,564,521
China Resources Boya Bio-pharmaceutical Group Co., Ltd. Class A	19,825	91,941
China Resources Cement Holdings, Ltd.	738,000	615,361
China Resources Gas Group, Ltd.	434,000	1,842,646
China Resources Land, Ltd.	2,882,820	13,436,031
China Resources Mixc Lifestyle Services, Ltd. (c)	248,400	1,229,091
See accompanying notes to financial statements.
13

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Resources Power Holdings Co., Ltd.	2,133,155	$ 4,014,953
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	175,778
China Sanjiang Fine Chemicals Co., Ltd.	73,000	16,499
China Science Publishing & Media, Ltd. Class A	142,600	198,801
China Shenhua Energy Co., Ltd. Class H	3,989,588	12,786,814
China Singyes Solar Technologies Holdings, Ltd. (b)	9,600	1,410
China South City Holdings, Ltd.	2,876,000	253,395
China Southern Airlines Co., Ltd. Class H (a)(b)	2,944,000	1,714,207
China State Construction Engineering Corp., Ltd. Class A	1,313,800	1,125,860
China Suntien Green Energy Corp., Ltd. Class A	214,800	442,925
China Taiping Insurance Holdings Co., Ltd.	1,239,835	1,518,249
China Testing & Certification International Group Co., Ltd. Class A	866,145	1,960,666
China Tianying, Inc. Class A (a)	631,700	511,482
China Tourism Group Duty Free Corp., Ltd. Class A	151,900	3,933,114
China Tower Corp., Ltd. Class H (c)	31,288,000	3,515,775
China TransInfo Technology Co., Ltd. Class A	327,300	551,678
China Travel International Investment Hong Kong, Ltd. (a)(b)	9,158,000	1,742,399
China Vanke Co., Ltd. Class A	490,200	1,478,762
China Vanke Co., Ltd. Class H	1,233,000	2,793,041
China World Trade Center Co., Ltd. Class A	125,500	320,269
China Yangtze Power Co., Ltd. Class A	1,406,800	4,875,412
China Yongda Automobiles Services Holdings, Ltd.	912,500	993,900
China Yuhua Education Corp., Ltd. (c)	24,000	5,455
China ZhengTong Auto Services Holdings, Ltd. (a)	38,000	2,475
China Zhenhua Group Science & Technology Co., Ltd. Class A	144,707	2,584,990
ChinaCache International Holdings, Ltd. ADR (a)(b)(f)	18,355	—
Chinasoft International, Ltd. (a)	1,074,000	890,040
Chindata Group Holdings, Ltd. ADR (a)(b)	36,667	231,735
Chinese Universe Publishing & Media Group Co., Ltd. Class A	209,300	372,896
Chlitina Holding, Ltd.	2,000	14,170
Chongqing Brewery Co., Ltd. Class A (a)	27,511	464,707
Chongqing Changan Automobile Co., Ltd. Class A	134,440	239,947
Chongqing Changan Automobile Co., Ltd. Class B	1,717,900	666,856
Chongqing Department Store Co., Ltd. Class A	24,800	102,043
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	7,252	16,222
Chongqing Gas Group Corp., Ltd. Class A	165,400	186,033
Chongqing Iron & Steel Co., Ltd. Class A (a)	728,500	216,894
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	11,630
Chongqing Zhifei Biological Products Co., Ltd. Class A	127,700	2,776,043
Chongyi Zhangyuan Tungsten Industry Co., Ltd. Class A (a)	66,700	79,959
Chow Tai Seng Jewellery Co., Ltd. Class A	195,743	417,504
See accompanying notes to financial statements.
14

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CIFI Ever Sunshine Services Group, Ltd. (b)	192,000	$ 259,877
CIFI Holdings Group Co., Ltd.	2,179,669	1,283,075
CIMC Enric Holdings, Ltd. (b)	10,000	12,450
Citic Pacific Special Steel Group Co., Ltd. Class A	161,350	507,070
CITIC Resources Holdings, Ltd. (a)	2,334,000	157,956
CITIC Securities Co., Ltd. Class A	681,170	2,242,632
CITIC Securities Co., Ltd. Class H	1,797,225	4,149,172
CITIC Telecom International Holdings, Ltd.	1,545,000	568,174
CITIC, Ltd.	4,298,961	4,781,259
Client Service International, Inc. Class A	35,950	118,302
Cloopen Group Holding, Ltd. ADR (a)(b)	39,250	67,510
CMST Development Co., Ltd. Class A	290,300	244,657
CNHTC Jinan Truck Co., Ltd. Class A	188,060	363,790
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	936,116	1,443,672
COFCO Biotechnology Co., Ltd. Class A	169,300	254,693
Cogobuy Group (a)(c)	64,000	16,344
Colour Life Services Group Co., Ltd.	69,000	5,463
Comtec Solar Systems Group, Ltd. (a)	211,500	7,832
Connect Biopharma Holdings, Ltd. ADR (a)	4,963	14,988
Contemporary Amperex Technology Co., Ltd. Class A	152,093	12,274,105
Continental Aerospace Technologies Holding, Ltd. (a)	2,394,527	32,105
CooTek Cayman, Inc. ADR (a)(b)	197,949	50,279
COSCO SHIPPING Development Co., Ltd. Class H	9,299,117	1,887,989
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)	2,678,000	1,241,303
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(b)	4,320,040	7,535,274
COSCO SHIPPING Ports, Ltd.	3,048,974	2,374,894
Cosmo Lady China Holdings Co., Ltd. (a)(b)(c)	71,000	3,717
Country Garden Holdings Co., Ltd. (b)	6,698,587	5,157,760
Country Garden Services Holdings Co., Ltd.	1,224,000	5,251,475
CQ Pharmaceutical Holding Co., Ltd. Class A	646,500	610,031
Crazy Sports Group, Ltd. (a)(b)	2,704,200	115,676
Crystal Clear Electronic Material Co., Ltd. Class A	17,900	86,340
CSC Financial Co., Ltd. Class A	177,700	651,668
CSG Holding Co., Ltd. Class B	809,345	301,771
CSG Smart Science&Technology Co., Ltd. Class A (a)	126,800	163,990
CSPC Pharmaceutical Group, Ltd.	6,508,960	7,521,783
CSSC Science & Technology Co., Ltd. Class A	162,200	329,863
CStone Pharmaceuticals (a)(b)(c)	161,500	103,935
CTS International Logistics Corp., Ltd. Class A	351,290	647,452
Daan Gene Co., Ltd. Class A	342,619	1,006,576
Dada Nexus, Ltd. ADR (a)	45,367	414,201
See accompanying notes to financial statements.
15

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	445,500	$ 272,994
Daqo New Energy Corp. ADR (a)	49,925	2,062,901
DaShenLin Pharmaceutical Group Co., Ltd. Class A	36,714	173,157
Datang International Power Generation Co., Ltd. Class H	9,304,000	1,342,483
Dazhong Transportation Group Co., Ltd. Class B (a)	1,439,850	403,158
Deppon Logistics Co., Ltd. Class A	138,400	351,663
DHC Software Co., Ltd. Class A	165,900	185,550
DiDi Global, Inc. ADR (a)	160,540	401,350
Digital China Group Co., Ltd. Class A	185,400	420,853
Digital China Information Service Co., Ltd. Class A	145,000	286,432
Do-Fluoride New Materials Co., Ltd. Class A	134,300	832,486
Dongfang Electric Corp., Ltd. Class A	151,800	324,256
Dongfang Electric Corp., Ltd. Class H	268,000	300,120
Dongfeng Motor Group Co., Ltd. Class H	2,879,391	2,165,591
Dongjiang Environmental Co., Ltd. Class A	332,800	362,258
Dongyue Group, Ltd.	976,000	1,343,474
Double Medical Technology, Inc. Class A	127,000	851,855
DouYu International Holdings, Ltd. ADR (a)(b)	68,340	142,147
East Group Co., Ltd. Class A	184,000	226,083
East Money Information Co., Ltd. Class A	421,704	1,683,335
Eastern Communications Co., Ltd. Class B	419,400	188,730
Ebang International Holdings, Inc. Class A (a)(b)	144,049	167,097
E-Commodities Holdings, Ltd.	6,250	1,500
Ecovacs Robotics Co., Ltd. Class A	14,900	255,042
Eoptolink Technology, Inc., Ltd. Class A	32,513	159,797
ESR Cayman, Ltd. (a)(c)	562,200	1,748,036
Essex Bio-technology, Ltd. (b)	1,468,000	813,535
Eve Energy Co., Ltd. Class A	130,499	1,658,347
Everbright Securities Co., Ltd. Class A	144,800	284,212
Everest Medicines, Ltd. (a)(c)	63,500	210,413
Evergrande Property Services Group, Ltd. (a)(b)(c)	2,936,000	862,272
Fang Holdings, Ltd. ADR (a)(b)	3,681	12,994
Fanhua, Inc. ADR (b)	44,323	322,671
Far East Horizon, Ltd. (b)	3,022,000	2,701,177
FAW Jiefang Group Co., Ltd.	290,900	395,926
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	72,455
Fibocom Wireless, Inc. Class A	21,760	127,480
FinVolution Group ADR	31,536	125,198
Fire Rock Holdings, Ltd. (b)	804,000	57,492
First Capital Securities Co., Ltd. Class A	280,300	258,748
First Tractor Co., Ltd. Class A	165,500	312,328
Flat Glass Group Co., Ltd. Class A	186,300	1,320,631
See accompanying notes to financial statements.
16

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Flat Glass Group Co., Ltd. Class H (b)	196,000	$ 758,332
Focus Media Information Technology Co., Ltd. Class A	373,500	359,491
Foshan Haitian Flavouring & Food Co., Ltd. Class A	213,560	2,940,945
Founder Securities Co., Ltd. Class A	325,000	345,064
Foxconn Industrial Internet Co., Ltd. Class A	136,000	217,451
Fufeng Group, Ltd. (a)	71,000	28,195
Fujian Boss Software Development Co., Ltd. Class A	28,140	91,006
Fujian Green Pine Co., Ltd. Class A	46,600	55,790
Fujian Longking Co., Ltd. Class A	143,000	239,005
Fujian Star-net Communication Co., Ltd. Class A	177,800	570,251
Fujian Sunner Development Co., Ltd. Class A (a)	135,600	423,370
Fuyao Glass Industry Group Co., Ltd. Class A	319,217	1,789,156
Fuyao Glass Industry Group Co., Ltd. Class H (c)	172,000	707,204
Ganfeng Lithium Co., Ltd. Class A	127,000	2,513,752
Ganfeng Lithium Co., Ltd. Class H (c)	111,000	1,587,456
Gaotu Techedu, Inc. ADR (a)	144,739	248,951
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	829,114
GCI Science & Technology Co., Ltd. Class A	321,581	1,090,157
GCL Energy Technology Co., Ltd.	44,400	121,420
GCL System Integration Technology Co., Ltd. Class A (a)	441,900	249,905
GDS Holdings, Ltd. ADR (a)	85,728	3,364,824
Geely Automobile Holdings, Ltd.	4,369,735	6,896,586
GEM Co., Ltd. Class A	113,500	149,829
Gemdale Corp. Class A	144,100	324,152
Genertec Universal Medical Group Co., Ltd. (c)	776,100	511,361
Genetron Holdings, Ltd. ADR (a)	25,324	55,460
Genimous Technology Co., Ltd. Class A (a)	514,900	563,721
Genscript Biotech Corp. (a)	692,000	2,217,892
Getein Biotech, Inc. Class A	213,542	688,585
GF Securities Co., Ltd. Class H	1,858,200	2,638,504
Giant Network Group Co., Ltd. Class A	310,100	492,401
Gigadevice Semiconductor Beijing, Inc. Class A	36,960	821,107
Ginlong Technologies Co., Ltd. Class A	15,500	511,873
Global Bio-Chem Technology Group Co., Ltd. (a)	1,096,000	16,794
GoerTek, Inc. Class A	304,100	1,647,901
Goke Microelectronics Co., Ltd. Class A	19,100	262,215
Golden Solar New Energy Technology Holdings, Ltd. (a)(b)	416,000	388,835
GoldenHome Living Co., Ltd. Class A	45,080	229,657
Goldpac Group, Ltd.	64,000	17,570
GOME Retail Holdings, Ltd. (a)(b)	12,334,000	771,722
Goodbaby International Holdings, Ltd. (a)	67,000	8,726
Grand Baoxin Auto Group, Ltd. (a)	3,158	210
See accompanying notes to financial statements.
17

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Grandjoy Holdings Group Co., Ltd. Class A (a)	180,100	$ 133,059
Great Wall Motor Co., Ltd. Class H	3,019,876	4,843,277
Greattown Holdings, Ltd. Class A	290,800	194,230
Greatview Aseptic Packaging Co., Ltd.	10,000	2,835
Gree Real Estate Co., Ltd. Class A (a)	315,600	327,626
Greentown China Holdings, Ltd.	769,500	1,407,059
Greentown Service Group Co., Ltd.	484,000	487,004
Grinm Advanced Materials Co., Ltd. Class A	144,300	357,789
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (a)	110,800	198,976
Guangdong Electric Power Development Co., Ltd. Class B	2,346,740	632,278
Guangdong Golden Dragon Development, Inc. Class A (a)	161,000	379,414
Guangdong Haid Group Co., Ltd. Class A	130,200	1,126,003
Guangdong Hongda Holdings Group Co., Ltd. Class A	132,800	532,614
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	648,400	479,040
Guangdong Investment, Ltd.	3,756,229	5,141,708
Guangdong Kinlong Hardware Products Co., Ltd. Class A	13,100	221,363
Guangdong Provincial Expressway Development Co., Ltd. Class B	290,600	219,674
Guangdong Topstar Technology Co., Ltd. Class A	28,800	54,578
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	274,500	721,265
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	149,100	387,541
Guangshen Railway Co., Ltd. Class H (a)	6,202,000	1,053,280
Guangxi Guiguan Electric Power Co., Ltd. Class A	298,300	250,459
Guangzhou Automobile Group Co., Ltd. Class H	3,500,090	2,922,924
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	155,100	766,203
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	15,898
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	30,000	223,437
Guangzhou Haige Communications Group, Inc. Co. Class A	333,900	538,082
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	15,400	178,184
Guangzhou R&F Properties Co., Ltd. Class H (b)	1,169,082	415,002
Guangzhou Restaurant Group Co., Ltd. Class A	202,460	664,650
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	4,400	44,443
Guangzhou Tinci Materials Technology Co., Ltd. Class A	134,849	1,996,787
Guangzhou Wondfo Biotech Co., Ltd. Class A	11,440	86,628
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	462,255	581,086
Guangzhou Zhujiang Brewery Co., Ltd. Class A	306,800	371,653
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	311,700	318,667
See accompanying notes to financial statements.
18

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Guocheng Mining Co., Ltd. Class A	154,800	$ 397,480
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	9,881
Guomai Technologies, Inc. Class A	305,300	331,362
Guosen Securities Co., Ltd. Class A	479,800	751,282
Guosheng Financial Holding, Inc. Class A (a)	156,300	223,810
Guotai Junan Securities Co., Ltd. Class A	334,200	827,064
Guoxuan High-Tech Co., Ltd. Class A (a)	50,844	275,601
Guoyuan Securities Co., Ltd. Class A	184,410	207,705
Haichang Ocean Park Holdings, Ltd. (a)(b)(c)	1,214,000	604,566
Haidilao International Holding, Ltd. (a)(b)(c)	486,000	953,209
Haier Smart Home Co., Ltd. Class A	278,500	1,013,429
Haier Smart Home Co., Ltd. Class H	1,215,400	3,949,732
Hainan Meilan International Airport Co., Ltd. Class H (a)(b)	65,000	148,901
Haisco Pharmaceutical Group Co., Ltd. Class A	162,400	408,040
Haitian International Holdings, Ltd.	189,000	491,119
Haitong Securities Co., Ltd. Class A	309,100	501,525
Haitong Securities Co., Ltd. Class H	3,070,400	2,344,535
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	334,000	866,029
Hangjin Technology Co., Ltd. Class A	152,600	924,528
Hangzhou Chang Chuan Technology Co., Ltd. Class A	122,130	704,333
Hangzhou Dptech Technologies Co., Ltd. Class A	17,900	78,050
Hangzhou First Applied Material Co., Ltd. Class A	146,884	2,625,961
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	157,259
Hangzhou Silan Microelectronics Co., Ltd. Class A	124,700	952,718
Hangzhou Steam Turbine Co., Ltd. Class B	783,320	1,486,342
Hangzhou Tigermed Consulting Co., Ltd. Class A	109,122	1,849,613
Hansoh Pharmaceutical Group Co., Ltd. (c)	490,000	820,900
Harbin Boshi Automation Co., Ltd. Class A	643,420	1,034,848
Harbin Electric Co., Ltd. Class H	2,726,942	776,500
Health & Happiness H&H International Holdings, Ltd.	5,000	7,036
Hebei Construction Group Corp., Ltd. Class H	78,500	9,924
Hefei Meiya Optoelectronic Technology, Inc. Class A	140,600	592,912
Hello Group, Inc. ADR	112,939	652,787
Henan Jindan Lactic Acid Technology Co., Ltd. Class A	12,660	60,627
Henan Lingrui Pharmaceutical Co. Class A	334,900	697,961
Henan Shenhuo Coal & Power Co., Ltd. Class A	130,200	287,756
Henan Shuanghui Investment & Development Co., Ltd. Class A	123,340	564,619
Hengan International Group Co., Ltd.	777,000	3,591,618
Hengli Petrochemical Co., Ltd. Class A	421,300	1,379,756
Hisense Home Appliances Group Co., Ltd. Class A	445,000	779,509
Hithink Royal Flush Information Network Co., Ltd. Class A	6,200	93,565
See accompanying notes to financial statements.
19

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Holitech Technology Co., Ltd. Class A (a)	275,900	$ 141,686
Hongda Xingye Co., Ltd. Class A	433,600	333,323
Hongfa Technology Co., Ltd. Class A	29,900	222,457
Honghua Group, Ltd. (a)	14,000	429
Hongli Zhihui Group Co., Ltd. Class A (a)	47,500	71,309
Honworld Group, Ltd. (a)(c)	35,000	13,720
Hope Education Group Co., Ltd. (c)	180,000	17,008
Hopson Development Holdings, Ltd. (b)	208,990	397,624
Hoshine Silicon Industry Co., Ltd. Class A	24,100	397,294
Hua Hong Semiconductor, Ltd. (a)(c)	456,000	1,938,964
Huadian Power International Corp., Ltd. Class H (b)	3,233,308	995,004
Huadong Medicine Co., Ltd. Class A	34,200	180,048
Huafon Chemical Co., Ltd. Class A	1,246,800	1,789,252
Huafu Fashion Co., Ltd. Class A	153,600	101,382
Huagong Tech Co., Ltd. Class A	121,200	385,092
Huaibei Mining Holdings Co., Ltd. Class A	57,200	142,187
Hualan Biological Engineering, Inc. Class A	259,027	828,726
Huaneng Lancang River Hydropower, Inc. Class A	25,900	23,745
Huaneng Power International, Inc. Class H (a)(b)	5,978,416	2,557,358
Huangshan Tourism Development Co., Ltd. Class B (a)	1,094,582	808,896
Huatai Securities Co., Ltd. Class A	468,500	1,098,168
Huatai Securities Co., Ltd. Class H (c)	914,200	1,407,826
Huaxi Securities Co., Ltd. Class A	335,600	443,548
Huayu Automotive Systems Co., Ltd. Class A	149,561	470,021
Huazhu Group, Ltd. ADR	111,853	3,690,030
Hubei Biocause Pharmaceutical Co., Ltd. Class A	469,500	234,450
Huizhou Desay Sv Automotive Co., Ltd. Class A	123,562	2,464,583
Humanwell Healthcare Group Co., Ltd. Class A	33,900	92,118
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	828,800	442,594
Hunan Gold Corp., Ltd. Class A (a)	146,700	245,421
Hunan New Wellful Co., Ltd. Class A	302,300	493,349
Hunan Valin Steel Co., Ltd. Class A	266,400	230,809
Hundsun Technologies, Inc. Class A	214,554	1,502,665
HUYA, Inc. ADR (a)	25,807	115,357
Hygeia Healthcare Holdings Co., Ltd. (b)(c)	90,800	354,207
Hytera Communications Corp., Ltd. Class A	493,900	416,245
HyUnion Holding Co., Ltd. Class A (a)	128,700	254,031
iClick Interactive Asia Group, Ltd. ADR (a)(b)	26,996	31,855
Iflytek Co., Ltd. Class A	179,500	1,316,822
iHuman, Inc. ADR (a)	17,131	36,660
I-Mab ADR (a)	22,499	365,384
See accompanying notes to financial statements.
20

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Imeik Technology Development Co., Ltd. Class A	5,700	$ 426,506
Industrial & Commercial Bank of China, Ltd. Class A	3,340,105	2,509,775
Industrial & Commercial Bank of China, Ltd. Class H	55,198,021	33,902,301
Industrial Bank Co., Ltd. Class A	950,600	3,095,241
Industrial Securities Co., Ltd. Class A	483,800	585,306
INESA Intelligent Tech, Inc. Class B	2,991,400	1,591,425
Ingenic Semiconductor Co., Ltd. Class A	35,700	514,403
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	2,414,500	848,181
Inner Mongolia ERDOS Resources Co., Ltd. Class A	58,500	235,544
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	522,900	378,083
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	196,400	1,141,317
Inner Mongolia Yitai Coal Co., Ltd. Class B	617,936	671,078
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	138,000	212,823
InnoCare Pharma, Ltd. (a)(b)(c)	188,000	293,352
Innovent Biologics, Inc. (a)(c)	659,000	2,267,800
Inspur Electronic Information Industry Co., Ltd. Class A	32,816	140,350
Intco Medical Technology Co., Ltd. Class A	47,250	344,172
iQIYI, Inc. ADR (a)(b)	218,596	992,426
IReader Technology Co., Ltd. Class A	128,700	351,750
IRICO Group New Energy Co., Ltd. Class H (a)	25,000	37,030
JA Solar Technology Co., Ltd. Class A	131,100	1,624,887
Jacobio Pharmaceuticals Group Co., Ltd. (a)(c)	78,600	79,690
Jafron Biomedical Co., Ltd. Class A	15,420	110,256
Jason Furniture Hangzhou Co., Ltd. Class A	140,000	1,352,121
JCET Group Co., Ltd. Class A	45,700	176,952
JD Health International, Inc. (a)(b)(c)	765,650	4,702,577
JD Logistics, Inc. (a)(b)(c)	38,200	94,337
JD.com, Inc. ADR (a)(b)	719,759	41,652,453
JD.com, Inc. Class A (a)	202,048	6,037,137
Jiajiayue Group Co., Ltd. Class A	172,400	347,619
Jiangling Motors Corp., Ltd. Class A	127,600	275,779
Jiangnan Group, Ltd. (a)	201,000	7,058
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	420,800	236,647
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	166,500	203,007
Jiangsu Eastern Shenghong Co., Ltd. Class A	472,000	1,055,812
Jiangsu Expressway Co., Ltd. Class H	2,725,087	2,853,348
Jiangsu Hengli Hydraulic Co., Ltd. Class A	128,351	1,052,389
Jiangsu Hengrui Medicine Co., Ltd. Class A	418,516	2,427,460
Jiangsu Hoperun Software Co., Ltd. Class A (a)	51,600	161,430
Jiangsu Huaxicun Co., Ltd. Class A	293,300	255,501
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	145,250	569,505
See accompanying notes to financial statements.
21

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	$ 219,516
Jiangsu Nata Opto-electronic Material Co., Ltd. Class A	19,600	125,478
Jiangsu Shagang Co., Ltd. Class A	122,800	109,489
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	99,565	2,127,251
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	275,788
Jiangsu Yoke Technology Co., Ltd. Class A	144,200	1,163,940
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	212,078	929,748
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	164,600	113,569
Jiangxi Copper Co., Ltd. Class H	1,552,000	2,604,040
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	141,400	568,219
Jiangxi Zhengbang Technology Co., Ltd. Class A	294,800	358,045
Jiayou International Logistics Co., Ltd. Class A	569,148	1,643,402
Jinchuan Group International Resources Co., Ltd.	617,000	89,815
Jinke Properties Group Co., Ltd. Class A	790,130	611,134
Jinke Smart Services Group Co., Ltd. Class H (b)	22,400	80,946
JinkoSolar Holding Co., Ltd. ADR (a)(b)	32,447	1,566,866
Jinxin Fertility Group, Ltd. (a)(c)	640,500	493,170
JiuGui Liquor Co., Ltd. Class A	22,500	524,212
Jiumaojiu International Holdings, Ltd. (b)(c)	225,000	482,672
JL Mag Rare-Earth Co., Ltd. Class A	18,000	90,679
Joinn Laboratories China Co., Ltd. Class A	90,420	1,639,300
Jointown Pharmaceutical Group Co., Ltd. Class A	322,400	674,449
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	4,300	19,068
Joy City Property, Ltd.	2,824,000	115,392
Joyoung Co., Ltd. Class A	284,656	732,256
JOYY, Inc. ADR	32,299	1,186,342
Ju Teng International Holdings, Ltd.	134,500	22,499
Juewei Food Co., Ltd. Class A	19,000	126,096
JW Cayman Therapeutics Co., Ltd. (a)(b)(c)	108,000	111,980
Kama Co., Ltd. Class B (a)	1,155,100	363,856
Kandi Technologies Group, Inc. (a)(b)	8,159	26,109
Kangji Medical Holdings, Ltd. (b)	117,500	116,429
KE Holdings, Inc. ADR (a)	381,928	4,724,449
Keboda Technology Co., Ltd. Class A	10,600	81,820
Kehua Data Co., Ltd. Class A	34,800	140,393
Keshun Waterproof Technologies Co., Ltd. Class A	90,360	165,116
Kingboard Holdings, Ltd.	1,189,758	5,788,209
KingClean Electric Co., Ltd. Class A	45,640	150,477
Kingdee International Software Group Co., Ltd. (a)	1,890,700	4,205,633
Kingfa Sci & Tech Co., Ltd. Class A	54,300	83,313
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	58,398	354,476
See accompanying notes to financial statements.
22

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Kingsoft Corp., Ltd.	616,000	$ 1,997,906
Kintor Pharmaceutical, Ltd. (a)(c)	133,000	165,583
Konfoong Materials International Co., Ltd. Class A	20,700	182,475
Konka Group Co., Ltd. Class B	3,276,323	874,367
Koolearn Technology Holding, Ltd. (a)(b)(c)	116,000	58,804
KPC Pharmaceuticals, Inc. Class A	150,400	288,096
Kuaishou Technology (a)(c)	1,105,000	10,469,520
Kuang-Chi Technologies Co., Ltd. Class A (a)	196,790	532,267
Kunlun Energy Co., Ltd.	4,622,152	4,031,118
Kunming Yunnei Power Co., Ltd. Class A	169,200	84,759
Kweichow Moutai Co., Ltd. Class A	107,050	28,988,036
KWG Group Holdings, Ltd. (a)(b)	1,561,668	646,092
KWG Living Group Holdings, Ltd.	592,333	220,856
Lao Feng Xiang Co., Ltd. Class A	27,600	184,649
Lao Feng Xiang Co., Ltd. Class B	7,130	23,786
Laobaixing Pharmacy Chain JSC Class A	26,600	151,519
LB Group Co., Ltd. Class A	160,700	585,528
Lee & Man Paper Manufacturing, Ltd.	76,000	39,692
Lenovo Group, Ltd. (b)	6,892,282	7,498,307
Lens Technology Co., Ltd. Class A	284,865	523,680
Leo Group Co., Ltd. Class A	1,620,000	533,356
LexinFintech Holdings, Ltd. ADR (a)	58,887	154,284
Li Auto, Inc. ADR (a)	189,943	4,902,429
Li Ning Co., Ltd.	1,826,193	15,763,548
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	1,013
Lifetech Scientific Corp. (a)(b)	2,942,000	984,248
Lingyi iTech Guangdong Co. Class A (a)	605,700	484,705
Link Motion, Inc. ADR (a)(f)	16,509	—
Linklogis, Inc. Class B (a)(b)(c)	334,500	318,209
Livzon Pharmaceutical Group, Inc. Class H	255,727	919,212
Longfor Group Holdings, Ltd. (c)	1,084,500	5,580,784
LONGi Green Energy Technology Co., Ltd. Class A	455,460	5,179,449
Longshine Technology Group Co., Ltd. Class A	39,450	172,824
Lu Thai Textile Co., Ltd. Class B	149,100	72,347
Luenmei Quantum Co., Ltd. Class A	331,808	373,722
Lufax Holding, Ltd. ADR (a)	325,533	1,813,219
Luokung Technology Corp. (a)	324,675	166,786
Luoyang Glass Co., Ltd. Class H (a)(b)	76,000	113,737
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	4,200	74,954
Luxshare Precision Industry Co., Ltd. Class A	639,429	3,193,066
Luye Pharma Group, Ltd. (a)(b)(c)	763,000	292,285
Luzhou Laojiao Co., Ltd. Class A	130,742	3,828,283
See accompanying notes to financial statements.
23

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Maanshan Iron & Steel Co., Ltd. Class H	2,210,000	$ 888,922
Maccura Biotechnology Co., Ltd. Class A	37,572	145,539
Mango Excellent Media Co., Ltd. Class A	107,850	529,388
Markor International Home Furnishings Co., Ltd. Class A (a)	628,400	332,607
Maxscend Microelectronics Co., Ltd. Class A	21,060	696,415
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	313,560	290,932
Meitu, Inc. (a)(b)(c)	2,268,000	269,331
Meituan Class B (a)(c)	3,164,727	62,879,118
Metallurgical Corp. of China, Ltd. Class A	132,600	78,331
Metallurgical Corp. of China, Ltd. Class H (b)	1,517,000	410,660
Microport Cardioflow Medtech Corp. (a)(b)(c)	104,000	37,848
Microport Scientific Corp. (a)	451,237	1,024,465
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	455,966
Ming Yang Smart Energy Group, Ltd. Class A	3,700	12,922
Ming Yuan Cloud Group Holdings, Ltd. (b)	372,000	512,062
Minth Group, Ltd.	250,000	616,748
MLS Co., Ltd. Class A	49,748	90,592
MMG, Ltd. (a)	1,692,000	682,728
MOBI Development Co., Ltd. (a)	1,112,000	35,072
Mobvista, Inc. (a)(b)(c)	105,000	70,926
Montage Technology Co., Ltd. Class A	71,623	759,318
Montnets Cloud Technology Group Co., Ltd. Class A (a)	306,900	598,513
Muyuan Foods Co., Ltd. Class A	422,084	3,780,611
Nam Tai Property, Inc. (a)(b)	34,362	214,763
NanJi E-Commerce Co., Ltd. Class A	519,700	445,357
Nanjing Hanrui Cobalt Co., Ltd. Class A	7,500	74,833
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	6,253	30,910
NARI Technology Co., Ltd. Class A	219,380	1,088,243
National Agricultural Holdings, Ltd. (a)(b)(f)	72,000	—
National Silicon Industry Group Co., Ltd. Class A (a)	107,926	372,839
NAURA Technology Group Co., Ltd. Class A	30,200	1,303,508
NavInfo Co., Ltd. Class A (a)	172,800	380,274
NetDragon Websoft Holdings, Ltd.	34,500	72,248
NetEase, Inc. ADR	306,345	27,476,083
New China Life Insurance Co., Ltd. Class H	773,500	2,163,042
New Hope Liuhe Co., Ltd. Class A (a)	437,100	1,169,162
New Horizon Health, Ltd. (a)(c)	18,500	53,860
New Oriental Education & Technology Group, Inc. ADR (a)	1,252,045	1,439,852
Newland Digital Technology Co., Ltd. Class A	415,320	1,101,745
Ninestar Corp. Class A	26,600	179,090
Ningbo Jifeng Auto Parts Co., Ltd. Class A	303,000	435,782
See accompanying notes to financial statements.
24

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ningbo Joyson Electronic Corp. Class A	33,300	$ 74,121
Ningbo Sanxing Medical Electric Co., Ltd. Class A	156,800	270,715
Ningbo Tuopu Group Co., Ltd. Class A	55,200	493,905
Ningbo Xusheng Auto Technology Co., Ltd. Class A	27,200	133,256
Ningxia Baofeng Energy Group Co., Ltd. Class A	51,000	119,384
NIO, Inc. ADR (a)	1,058,295	22,277,110
NiSun International Enterprise Development Group Co., Ltd. (a)	1,328	1,299
Niu Technologies ADR (a)	17,551	169,543
Noah Holdings, Ltd. ADR (a)	13,974	328,808
Nongfu Spring Co., Ltd. Class H (b)(c)	1,022,600	5,451,586
Northeast Securities Co., Ltd. Class A	154,400	188,254
Ocumension Therapeutics (a)(b)(c)	11,000	14,074
Offcn Education Technology Co., Ltd. Class A (a)	52,100	46,042
OFILM Group Co., Ltd. Class A (a)	146,700	164,538
OneConnect Financial Technology Co., Ltd. (a)	41,976	59,186
Oppein Home Group, Inc. Class A	18,620	343,180
Orient Securities Co., Ltd. Class A	317,100	548,472
Ourgame International Holdings, Ltd. (a)	65,000	1,660
Ourpalm Co., Ltd. Class A (a)	104,300	59,806
Ovctek China, Inc. Class A	9,700	55,818
Ozner Water International Holding, Ltd. (a)(c)	738,000	—
Pacific Online, Ltd.	159,000	26,191
Parkson Retail Group, Ltd. (a)	1,247,000	28,980
PCI-Suntek Technology Co., Ltd. Class A	11,100	13,027
Peijia Medical, Ltd. (a)(c)	99,000	89,754
People's Insurance Co. Group of China, Ltd. Class A	51,900	37,445
People's Insurance Co. Group of China, Ltd. Class H	6,132,000	2,012,315
Perfect World Co., Ltd. Class A	313,450	634,988
PetroChina Co., Ltd. Class H	21,597,988	11,196,955
Pharmaron Beijing Co., Ltd. Class A	107,900	2,005,671
PhiChem Corp. Class A	43,000	199,553
PICC Property & Casualty Co., Ltd. Class H	7,375,641	7,553,265
Pinduoduo, Inc. ADR (a)	329,026	13,197,233
Ping An Bank Co., Ltd. Class A	809,200	1,960,507
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	456,400	1,200,531
Ping An Insurance Group Co. of China, Ltd. Class A	466,930	3,563,705
Ping An Insurance Group Co. of China, Ltd. Class H	4,759,420	33,820,482
PNC Process Systems Co., Ltd. Class A	35,346	204,289
Poly Culture Group Corp., Ltd. Class H (a)	7,200	4,395
Poly Developments & Holdings Group Co., Ltd. Class A	501,600	1,398,579
Poly Property Group Co., Ltd.	1,471,000	371,911
See accompanying notes to financial statements.
25

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Pop Mart International Group, Ltd. (b)(c)	519,200	$ 2,280,624
Postal Savings Bank of China Co., Ltd. Class A	122,000	103,587
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	5,333,000	4,324,201
Prosperous Future Holdings, Ltd. (a)	415,000	3,656
Prosus NV (a)	14,200	767,467
Puxin, Ltd. ADR (a)(b)	1,612	3,353
PW Medtech Group, Ltd. (a)	68,000	7,554
Qianhe Condiment & Food Co., Ltd. Class A	209,588	576,787
Qingdao Gon Technology Co., Ltd. Class A	145,500	514,101
Qingdao Haier Biomedical Co., Ltd. Class A	5,539	62,300
Qingdao Hanhe Cable Co., Ltd. Class A	791,200	545,904
Qingdao TGOOD Electric Co., Ltd. Class A	51,400	151,250
QuakeSafe Technologies Co., Ltd. Class A	6,400	60,954
Quectel Wireless Solutions Co., Ltd. Class A	9,230	260,349
Qutoutiao, Inc. ADR (a)(b)	35,703	53,912
Realcan Pharmaceutical Group Co., Ltd. Class A	135,400	107,713
Red Avenue New Materials Group Co., Ltd. Class A	14,300	81,163
Remegen Co., Ltd. Class H (a)(b)(c)	51,500	305,788
ReneSola, Ltd. ADR (a)(b)	25,041	145,488
Richinfo Technology Co., Ltd. Class A	28,100	59,537
Risen Energy Co., Ltd. Class A	113,900	417,519
Riyue Heavy Industry Co., Ltd. Class A	44,400	144,780
RLX Technology, Inc. ADR (a)(b)	569,994	1,020,289
Rongsheng Petrochemical Co., Ltd. Class A	465,900	1,049,506
Roshow Technology Co., Ltd. Class A (a)	121,600	213,199
Sai Micro Electronics, Inc. Class A	47,600	132,345
SAIC Motor Corp., Ltd. Class A	344,600	922,827
Sailun Group Co., Ltd. Class A	847,232	1,315,938
Sangfor Technologies, Inc. Class A	19,261	338,488
Sany Heavy Industry Co., Ltd. Class A	596,300	1,645,717
Satellite Chemical Co., Ltd. Class A	196,720	1,220,959
SDIC Capital Co., Ltd. Class A	757,077	840,786
SDIC Power Holdings Co., Ltd. Class A	305,300	449,190
Sealand Securities Co., Ltd. Class A	961,740	566,612
Seazen Group, Ltd. (a)	511,238	275,484
Seazen Holdings Co., Ltd. Class A	31,600	160,138
SF Holding Co., Ltd. Class A	208,500	1,500,992
SG Micro Corp. Class A	18,225	937,419
Shaanxi Construction Machinery Co., Ltd. Class A	134,700	179,512
Shaanxi International Trust Co., Ltd. Class A	641,400	319,280
Shandong Airlines Co., Ltd. Class B (a)	5,800	2,326
Shandong Chenming Paper Holdings, Ltd. Class B	414,500	157,196
See accompanying notes to financial statements.
26

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shandong Dawn Polymer Co., Ltd. Class A	27,200	$ 73,612
Shandong Denghai Seeds Co., Ltd. Class A	7,200	27,073
Shandong Dongyue Organosilicon Material Co., Ltd. Class A	26,300	67,406
Shandong Gold Mining Co., Ltd. Class A	444,680	1,506,060
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	282,300	859,605
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	35,300	181,113
Shandong Humon Smelting Co., Ltd. Class A	133,000	224,387
Shandong Linglong Tyre Co., Ltd. Class A	133,700	464,826
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	309,900	213,334
Shandong Pharmaceutical Glass Co., Ltd. Class A	18,364	76,718
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,225,600	1,313,020
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	341,492	529,337
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (a)	169,940	243,074
Shanghai 2345 Network Holding Group Co., Ltd. Class A (a)	779,700	280,039
Shanghai AtHub Co., Ltd. Class A	152,060	861,372
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	180,940	1,026,964
Shanghai Baosight Software Co., Ltd. Class A	153,600	1,179,566
Shanghai Baosight Software Co., Ltd. Class B	852,884	3,471,238
Shanghai Belling Co., Ltd. Class A	134,300	412,752
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	2,331,020	1,522,156
Shanghai Daimay Automotive Interior Co., Ltd. Class A	255,618	577,427
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	468,700	259,893
Shanghai Electric Group Co., Ltd. Class H	6,220,077	1,636,152
Shanghai Environment Group Co., Ltd. Class A	142,000	237,558
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	185,830	664,797
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	195,200	1,639,863
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	144,500	706,687
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(b)	174,000	522,129
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	3,810
Shanghai Fullhan Microelectronics Co., Ltd. Class A	17,244	304,047
Shanghai Haohai Biological Technology Co., Ltd. Class A	13,020	198,025
Shanghai Henlius Biotech, Inc. Class H (a)(b)(c)	17,400	46,214
Shanghai Huayi Group Co., Ltd. Class B	284,900	203,134
Shanghai Industrial Urban Development Group, Ltd.	26,000	2,357
Shanghai International Airport Co., Ltd. Class A (a)	146,500	1,135,426
Shanghai International Port Group Co., Ltd. Class A	1,109,500	956,029
Shanghai Jin Jiang Capital Co., Ltd. Class H	28,000	10,905
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	1,286,274	760,188
Shanghai Jinjiang International Hotels Co., Ltd. Class B	333,700	666,065
See accompanying notes to financial statements.
27

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Jinjiang International Travel Co., Ltd. Class B	652,200	$ 956,125
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	1,107,066	1,037,321
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	24,709	339,374
Shanghai Junshi Biosciences Co., Ltd. Class H (a)(b)(c)	4,400	31,295
Shanghai Kelai Mechatronics Engineering Co., Ltd. Class A	21,100	65,280
Shanghai Liangxin Electrical Co., Ltd. Class A	44,980	85,452
Shanghai Lingang Holdings Corp., Ltd. Class B	344,320	369,800
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	2,652,672	1,517,328
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	129,300	237,291
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	763,568	714,700
Shanghai M&G Stationery, Inc. Class A	144,281	1,110,955
Shanghai Maling Aquarius Co., Ltd. Class A	148,600	173,458
Shanghai Medicilon, Inc. Class A	3,781	269,526
Shanghai Moons' Electric Co., Ltd. Class A	314,716	803,138
Shanghai New Power Automotive Technology Co., Ltd. Class B	425,740	234,583
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	294,900	1,138,608
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	309,200	596,179
Shanghai Pudong Development Bank Co., Ltd. Class A	1,138,300	1,434,508
Shanghai Putailai New Energy Technology Co., Ltd. Class A	34,300	759,365
Shanghai RAAS Blood Products Co., Ltd. Class A	449,000	423,672
Shanghai Runda Medical Technology Co., Ltd. Class A	179,300	345,432
Shanghai Shibei Hi-Tech Co., Ltd. Class B	560,800	161,510
Shanghai Sinyang Semiconductor Materials Co., Ltd. Class A	30,400	171,871
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	124,600	269,491
Shanghai Wanye Enterprises Co., Ltd. Class A	166,140	560,072
Shanghai Weaver Network Co., Ltd. Class A	179,638	1,509,977
Shanghai Yaoji Technology Co., Ltd. Class A	33,500	99,527
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	449,488	720,104
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	138,200	298,253
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	621,700	581,733
Shanxi Coking Coal Energy Group Co., Ltd. Class A	107,700	210,714
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	43,200	112,966
Shanxi Meijin Energy Co., Ltd. Class A (a)	300,300	605,983
Shanxi Securities Co., Ltd. Class A	187,330	167,024
Shanxi Taigang Stainless Steel Co., Ltd. Class A	325,600	343,649
See accompanying notes to financial statements.
28

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	50,520	$ 2,028,567
Shengda Resources Co., Ltd. Class A (a)	142,300	294,548
Shenghe Resources Holding Co., Ltd. Class A	61,200	163,602
Shengjing Bank Co., Ltd. Class H (a)(c)	640,800	512,221
Shengyi Technology Co., Ltd. Class A	306,300	777,801
Shennan Circuits Co., Ltd. Class A	23,660	338,234
Shenwan Hongyuan Group Co., Ltd. Class A	633,800	437,303
Shenwan Hongyuan HK, Ltd.	10,000	970
Shenzhen Agricultural Products Group Co., Ltd. Class A	607,000	591,883
Shenzhen Anche Technologies Co., Ltd. Class A	12,100	31,793
Shenzhen Capchem Technology Co., Ltd. Class A	12,600	161,864
Shenzhen Das Intellitech Co., Ltd. Class A	1,120,037	584,005
Shenzhen Desay Battery Technology Co. Class A	47,270	273,354
Shenzhen Energy Group Co., Ltd. Class A	131,200	132,893
Shenzhen Envicool Technology Co., Ltd. Class A	31,900	177,638
Shenzhen Expressway Corp., Ltd. Class H	2,796,108	2,945,564
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	441,200	696,401
Shenzhen Gongjin Electronics Co., Ltd. Class A	322,000	390,574
Shenzhen Goodix Technology Co., Ltd. Class A	19,400	216,673
Shenzhen H&T Intelligent Control Co., Ltd. Class A	303,600	841,726
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	175,200	405,978
Shenzhen Infogem Technologies Co., Ltd. Class A	33,600	67,379
Shenzhen Inovance Technology Co., Ltd. Class A	135,158	1,213,592
Shenzhen International Holdings, Ltd.	897,856	949,287
Shenzhen Investment, Ltd.	3,102,326	693,244
Shenzhen Jinjia Group Co., Ltd. Class A	288,900	628,489
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	178,800	138,013
Shenzhen Kaifa Technology Co., Ltd. Class A	178,800	319,401
Shenzhen Kangtai Biological Products Co., Ltd. Class A	37,400	549,385
Shenzhen Kedali Industry Co., Ltd. Class A	17,100	398,670
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	160,100	338,454
Shenzhen Kinwong Electronic Co., Ltd. Class A	21,420	79,362
Shenzhen Megmeet Electrical Co., Ltd. Class A	146,600	534,153
Shenzhen Microgate Technology Co., Ltd. Class A (a)	91,600	137,658
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	53,822	2,605,001
Shenzhen MTC Co., Ltd. Class A (a)	1,600,200	920,075
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	1,266,162	767,903
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	13,730	73,472
Shenzhen SC New Energy Technology Corp. Class A	34,501	398,918
Shenzhen SDG Information Co., Ltd. Class A (a)	276,700	246,271
Shenzhen Senior Technology Material Co., Ltd. Class A	30,000	178,542
See accompanying notes to financial statements.
29

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shenzhen Sunlord Electronics Co., Ltd. Class A	133,400	$ 537,122
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	66,973
Shenzhen Sunway Communication Co., Ltd. Class A	22,200	63,053
Shenzhen Tagen Group Co., Ltd. Class A	299,800	325,864
Shenzhen Transsion Holdings Co., Ltd. Class A	38,077	573,485
Shenzhen Weiguang Biological Products Co., Ltd. Class A	6,162	29,421
Shenzhen Yinghe Technology Co., Ltd. Class A	23,300	100,495
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	151,700	132,628
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	34,400	141,326
Shenzhou International Group Holdings, Ltd.	556,800	7,451,112
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	323,600	337,970
Shimao Group Holdings, Ltd. (b)	1,562,220	881,709
Shimao Services Holdings, Ltd. (b)(c)	337,000	180,734
Shoucheng Holdings, Ltd. (b)	720,400	106,707
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	939,900	519,691
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	26,500	72,344
Sichuan New Energy Power Co., Ltd. (a)	59,900	183,811
Sichuan Swellfun Co., Ltd. Class A	21,800	282,867
Sichuan Yahua Industrial Group Co., Ltd. Class A	33,500	152,299
Sieyuan Electric Co., Ltd. Class A	149,100	770,385
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	919,000	184,237
Silergy Corp.	8,955	1,072,043
Silver Grant International Holdings Group, Ltd. (a)	142,000	7,797
Sino Wealth Electronic, Ltd. Class A	27,170	245,759
Sinocare, Inc. Class A	35,100	102,843
Sinofert Holdings, Ltd. (a)(b)	130,000	22,078
Sinoma Science & Technology Co., Ltd. Class A	418,793	1,601,785
SinoMedia Holding, Ltd.	65,000	7,719
Sinomine Resource Group Co., Ltd. Class A	18,900	265,185
Sino-Ocean Group Holding, Ltd.	6,189,980	1,319,977
Sinopec Oilfield Service Corp. Class H (a)	148,000	12,095
Sinopec Shanghai Petrochemical Co., Ltd. Class H	6,200,600	1,290,571
Sinopharm Group Co., Ltd. Class H	1,212,000	2,767,137
Sino-Platinum Metals Co., Ltd. Class A	162,930	523,585
Sinosoft Technology Group, Ltd. (b)	1,361,600	100,841
Sinotrans, Ltd. Class H	6,635,024	2,075,722
Sinotruk Hong Kong, Ltd.	110,500	169,318
Sinovac Biotech, Ltd. (a)(b)	63,289	409,480
SITC International Holdings Co., Ltd.	991,000	3,511,537
Skshu Paint Co., Ltd. Class A	115,236	1,609,067
Skyworth Digital Co., Ltd. Class A	443,300	986,027
See accompanying notes to financial statements.
30

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Smoore International Holdings, Ltd. (b)(c)	1,266,000	$ 3,039,150
SOHO China, Ltd. (a)(b)	702,000	136,252
Sohu.com, Ltd. ADR (a)(b)	9,718	163,457
SooChow Securities Co., Ltd. Class A	191,230	225,629
SOS, Ltd. (a)	144,830	77,716
South Manganese Investment, Ltd. (a)(b)	533,000	68,740
Southwest Securities Co., Ltd. Class A	664,700	455,482
SPT Energy Group, Inc. (a)	20,000	702
StarPower Semiconductor, Ltd. Class A	9,600	584,641
STO Express Co., Ltd. Class A (a)	158,579	185,605
Sumavision Technologies Co., Ltd. Class A (a)	109,400	112,879
Sun Art Retail Group, Ltd. (b)	1,514,500	551,156
Sun King Technology Group, Ltd. (a)	192,000	67,911
Sunac China Holdings, Ltd. (b)	1,765,000	1,032,216
Sunac Services Holdings, Ltd. (a)(b)(c)	315,000	195,080
Sungrow Power Supply Co., Ltd. Class A	138,053	2,332,598
Suning Universal Co., Ltd. Class A (a)	435,700	306,111
Suning.com Co., Ltd. Class A (a)	320,900	174,399
Sunny Optical Technology Group Co., Ltd.	599,900	9,659,498
Sunresin New Materials Co., Ltd. Class A	21,200	264,194
Sunward Intelligent Equipment Co., Ltd. Class A	291,600	338,082
Sunwoda Electronic Co., Ltd. Class A	129,000	558,829
Suzhou Anjie Technology Co., Ltd. Class A	152,400	296,489
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	174,200	512,603
Suzhou Good-Ark Electronics Co., Ltd. Class A	103,681	172,636
Suzhou Maxwell Technologies Co., Ltd. Class A	5,400	447,594
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,500	45,774
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	31,600	356,415
Synertone Communication Corp. (a)	10,880	256
Taiji Computer Corp., Ltd. Class A	163,636	548,796
TAL Education Group ADR (a)	305,253	918,812
Tangrenshen Group Co., Ltd. Class A	303,600	502,166
Tangshan Jidong Cement Co., Ltd. Class A	22,700	42,803
TBEA Co., Ltd. Class A	121,900	391,349
TCL Electronics Holdings, Ltd.	52,000	22,244
TCL Technology Group Corp Class A	1,082,300	837,116
Tech-Bank Food Co., Ltd. Class A	428,320	591,056
Telling Telecommunication Holding Co., Ltd. Class A	51,300	103,520
Tencent Holdings, Ltd.	4,696,020	224,385,255
Tencent Music Entertainment Group ADR (a)	377,271	1,837,310
Thunder Software Technology Co., Ltd. Class A	19,500	304,721
Tian Ge Interactive Holdings, Ltd. (a)(c)	70,000	7,329
See accompanying notes to financial statements.
31

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Tianfeng Securities Co., Ltd. Class A	626,330	$ 342,365
Tiangong International Co., Ltd.	280,000	114,411
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	23,800	130,021
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	160,500	188,865
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	293,500	1,974,205
Tianma Microelectronics Co., Ltd. Class A	133,900	220,421
Tianneng Power International, Ltd. (b)	288,000	247,864
Tianshan Aluminum Group Co., Ltd. Class A	200,000	243,222
Tianshui Huatian Technology Co., Ltd. Class A	200,000	331,123
Tibet Summit Resources Co., Ltd. Class A (a)	53,900	224,580
Tingyi Cayman Islands Holding Corp.	2,581,020	4,350,367
Titan Wind Energy Suzhou Co., Ltd. Class A	593,289	1,241,140
Tofflon Science & Technology Group Co., Ltd. Class A	13,400	83,147
Toly Bread Co., Ltd. Class A	7,560	23,961
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	8,543
Tongcheng Travel Holdings, Ltd. (a)	474,400	848,073
TongFu Microelectronics Co., Ltd. Class A	124,344	324,762
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	91,900	75,569
Tongwei Co., Ltd. Class A	339,200	2,281,068
Topchoice Medical Corp. Class A (a)	29,500	664,901
Topsec Technologies Group, Inc. Class A	286,400	510,260
Topsports International Holdings, Ltd. (c)	906,000	757,757
Transfar Zhilian Co., Ltd. Class A	157,700	156,754
TravelSky Technology, Ltd. Class H	1,556,514	2,245,909
Trigiant Group, Ltd. (a)	22,000	1,334
Trip.com Group, Ltd. ADR (a)	377,247	8,721,951
Tsingtao Brewery Co., Ltd. Class A	184,844	2,300,613
Tsingtao Brewery Co., Ltd. Class H	274,000	2,179,712
Tuya, Inc. ADR (a)	35,246	104,328
UE Furniture Co., Ltd. Class A	489,887	713,057
Unigroup Guoxin Microelectronics Co., Ltd. Class A	38,400	1,237,274
Uni-President China Holdings, Ltd.	145,000	126,459
Unisplendour Corp., Ltd. Class A	185,576	571,511
Universal Health International Group Holding, Ltd. (a)	6,900	115
Universal Scientific Industrial Shanghai Co., Ltd. Class A	163,600	312,350
Up Fintech Holding, Ltd. ADR (a)(b)	70,407	344,994
Uxin, Ltd. ADR (a)(b)	115,946	118,265
Valiant Co., Ltd. Class A	317,900	905,911
Vatti Corp., Ltd. Class A	145,100	125,715
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	35,000	72,401
Vipshop Holdings, Ltd. ADR (a)	322,329	2,900,961
See accompanying notes to financial statements.
32

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Virscend Education Co., Ltd. (b)(c)	131,000	$ 7,695
Visionox Technology, Inc. Class A (a)	131,500	146,868
Visual China Group Co., Ltd. Class A	166,500	424,899
Viva Biotech Holdings (b)(c)	524,500	207,619
Vnet Group, Inc. ADR (a)	64,169	374,105
Walvax Biotechnology Co., Ltd. Class A	136,400	1,178,978
Wanda Hotel Development Co., Ltd. (a)	780,000	32,370
Wangneng Environment Co., Ltd. Class A	149,610	435,059
Wanhua Chemical Group Co., Ltd. Class A	156,200	1,990,362
Want Want China Holdings, Ltd.	6,481,976	5,992,480
Wasu Media Holding Co., Ltd. Class A	280,100	357,400
Weibo Corp. ADR (a)	35,358	866,625
Weichai Power Co., Ltd. Class A	1,618,788	3,404,297
Weichai Power Co., Ltd. Class H	1,175,000	1,857,458
Weimob, Inc. (a)(b)(c)	1,372,000	903,992
Wellhope Foods Co., Ltd. Class A	265,400	400,519
Wens Foodstuffs Group Co., Ltd. Class A (a)	47,400	164,643
West China Cement, Ltd.	2,952,000	471,180
Western Superconducting Technologies Co., Ltd. Class A	17,733	241,967
Westone Information Industry, Inc. Class A	27,100	193,855
Will Semiconductor Co., Ltd. Shanghai Class A	44,966	1,369,926
Wingtech Technology Co., Ltd. Class A	108,272	1,386,638
Winning Health Technology Group Co., Ltd. Class A	212,900	314,918
Wisdom Sports Group (a)	50,000	881
Wolong Electric Group Co., Ltd. Class A	158,600	327,788
Wuhan DR Laser Technology Corp., Ltd. Class A	13,160	491,316
Wuhan Guide Infrared Co., Ltd. Class A	444,134	1,192,874
Wuhan Jingce Electronic Group Co., Ltd. Class A	13,700	93,123
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	321,230	1,186,630
Wuliangye Yibin Co., Ltd. Class A	289,875	7,080,547
WUS Printed Circuit Kunshan Co., Ltd. Class A	188,450	393,043
WuXi AppTec Co., Ltd. Class A	315,099	5,578,177
WuXi AppTec Co., Ltd. Class H (c)	216,200	3,437,048
Wuxi Biologics Cayman, Inc. (a)(c)	2,513,500	20,877,899
Wuxi Boton Technology Co., Ltd. Class A	33,900	106,643
Wuxi Shangji Automation Co., Ltd. Class A	21,200	457,857
Wuxi Taiji Industry Co., Ltd. Class A	131,000	148,374
X Financial ADR (a)	42,951	118,545
XD, Inc. (a)(b)	186,400	578,379
Xiabuxiabu Catering Management China Holdings Co., Ltd. (a)(b)(c)	202,000	102,143
Xiamen International Port Co., Ltd. Class H	26,000	2,789
See accompanying notes to financial statements.
33

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Xiamen Jihong Technology Co., Ltd. Class A	27,000	$ 63,373
Xiamen Kingdomway Group Co. Class A	136,400	644,173
Xiangcai Co., Ltd. Class A	66,400	86,607
Xiangpiaopiao Food Co., Ltd. Class A	3,700	7,624
Xiaomi Corp. Class B (a)(c)	11,981,600	21,327,413
Xilinmen Furniture Co., Ltd. Class A	144,700	660,577
Xinchen China Power Holdings, Ltd. (a)	661,000	38,826
Xinhua Winshare Publishing & Media Co., Ltd. Class A	197,600	296,333
Xinhuanet Co., Ltd. Class A	116,000	317,953
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	623,100	1,288,780
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	16,260	24,541
Xinjiang Tianshan Cement Co., Ltd. Class A	154,000	319,737
Xinjiang Xinxin Mining Industry Co., Ltd. Class H (a)	427,000	76,334
Xinte Energy Co., Ltd. Class H	139,600	344,036
Xinyangfeng Agricultural Technology Co., Ltd. Class A	344,200	930,974
Xinyi Solar Holdings, Ltd.	3,318,876	5,856,790
XPeng, Inc. ADR (a)	232,043	6,402,066
Xtep International Holdings, Ltd. (b)	822,500	1,247,708
Xunlei, Ltd. ADR (a)(b)	67,574	118,930
Yadea Group Holdings, Ltd. (c)	620,000	959,522
YaGuang Technology Group Co., Ltd. Class A (a)	36,200	38,207
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. Class H (c)	6,500	8,964
Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	41,000	478,132
Yankuang Energy Group Co., Ltd. Class H (b)	2,281,746	6,774,088
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	419,712	851,576
Yantai Eddie Precision Machinery Co., Ltd. Class A	313,129	1,176,435
Yantai Tayho Advanced Materials Co., Ltd. Class A	287,400	742,936
Yantai Zhenghai Bio-tech Co., Ltd.	3,950	39,698
Yatsen Holding, Ltd. ADR (a)(b)	164,509	112,935
Yeahka, Ltd. (a)(b)	136,400	419,751
Yealink Network Technology Corp., Ltd. Class A	20,645	252,855
Yestar Healthcare Holdings Co., Ltd. (a)	22,500	2,959
YGSOFT, Inc. Class A	748,068	892,058
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (a)(b)(c)	74,000	45,734
Yidu Tech, Inc. (a)(b)(c)	282,000	352,527
Yifeng Pharmacy Chain Co., Ltd. Class A	61,724	388,929
Yihai International Holding, Ltd. (a)(b)	250,000	718,262
Yijiahe Technology Co., Ltd. Class A	21,520	196,619
Yip's Chemical Holdings, Ltd.	10,000	5,146
Yixin Group, Ltd. (a)(c)	71,500	7,487
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	126,989
See accompanying notes to financial statements.
34

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Yonghui Superstores Co., Ltd. Class A	611,000	$ 406,172
YongXing Special Materials Technology Co., Ltd. Class A	20,500	383,061
Yonyou Network Technology Co., Ltd. Class A	355,070	1,280,872
Yotrio Group Co., Ltd. Class A	914,230	518,459
Youdao, Inc. ADR (a)(b)	21,098	149,796
Youngy Co., Ltd. Class A (a)	17,200	309,937
Youzu Interactive Co., Ltd. Class A (a)	182,800	317,620
YTO Express Group Co., Ltd. Class A	313,000	850,530
Yuexiu Property Co., Ltd.	2,518,000	2,504,689
Yuexiu Transport Infrastructure, Ltd.	1,258	850
Yum China Holdings, Inc.	319,731	13,281,626
Yunda Holding Co., Ltd. Class A	338,888	937,426
Yunnan Aluminium Co., Ltd. Class A (a)	155,000	334,021
Yunnan Baiyao Group Co., Ltd. Class A	26,500	341,556
Yunnan Energy New Material Co., Ltd. Class A	36,683	1,271,287
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	42,100	90,327
Yunnan Tin Co., Ltd. Class A (a)	54,400	179,445
Yusys Technologies Co., Ltd. Class A	28,320	81,952
Zai Lab, Ltd. ADR (a)	54,229	2,384,991
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	15,400	769,575
Zhaojin Mining Industry Co., Ltd. Class H	141,000	124,411
Zhefu Holding Group Co., Ltd. Class A	1,314,100	1,099,206
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	324,700	320,705
Zhejiang Chint Electrics Co., Ltd. Class A	59,700	372,226
Zhejiang Communications Technology Co., Ltd.	295,000	319,253
Zhejiang Crystal-Optech Co., Ltd. Class A	306,300	538,477
Zhejiang Dahua Technology Co., Ltd. Class A	144,400	376,462
Zhejiang Dingli Machinery Co., Ltd. Class A	35,000	247,499
Zhejiang Expressway Co., Ltd. Class H	3,614,906	3,037,271
Zhejiang HangKe Technology, Inc. Co. Class A	14,060	126,423
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	198,300	225,536
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	31,500	104,254
Zhejiang Huayou Cobalt Co., Ltd. Class A	58,000	893,559
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	135,400	214,359
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	20,720	96,026
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	149,800	1,415,857
Zhejiang Jingu Co., Ltd. Class A (a)	323,700	349,803
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	165,620	262,201
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	290,100	195,134
Zhejiang Juhua Co., Ltd. Class A	297,700	612,461
Zhejiang Longsheng Group Co., Ltd. Class A	181,900	312,331
See accompanying notes to financial statements.
35

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Zhejiang Meida Industrial Co., Ltd. Class A	138,900	$ 297,794
Zhejiang NHU Co., Ltd. Class A	175,940	878,023
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	426,021	285,218
Zhejiang Orient Gene Biotech Co., Ltd. Class A	3,735	168,025
Zhejiang Semir Garment Co., Ltd. Class A	145,400	155,751
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	14,697	136,156
Zhejiang Supor Co., Ltd. Class A (a)	24,277	191,329
Zhejiang Tianyu Pharmaceutical Co., Ltd. Class A	16,560	121,589
Zhejiang Weiming Environment Protection Co., Ltd. Class A	262,970	1,207,953
Zhejiang Weixing New Building Materials Co., Ltd. Class A	132,000	425,438
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	4,200	25,671
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	168,600	276,215
Zhejiang Yasha Decoration Co., Ltd. Class A	1,000,625	909,501
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	182,260	1,097,907
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (b)	123,800	137,373
Zheshang Securities Co., Ltd. Class A	154,700	256,123
Zhihu, Inc. ADR (a)(b)	47,714	115,468
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	293,700	1,001,327
Zhongfu Information, Inc. Class A	21,600	93,605
Zhongji Innolight Co., Ltd. Class A	14,400	71,704
Zhongsheng Group Holdings, Ltd.	193,000	1,365,299
Zhou Hei Ya International Holdings Co., Ltd. (b)(c)	36,500	20,134
Zhuzhou CRRC Times Electric Co., Ltd.	644,725	2,531,513
Zhuzhou Hongda Electronics Corp., Ltd. Class A	7,800	82,447
Zhuzhou Kibing Group Co., Ltd. Class A	51,800	108,282
Zijin Mining Group Co., Ltd. Class A	608,600	1,087,179
Zijin Mining Group Co., Ltd. Class H	6,276,568	9,665,629
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A (a)	1,382,700	1,446,280
ZTE Corp. Class H	1,254,345	2,565,902
ZTO Express Cayman, Inc. ADR	402,593	10,064,825
		1,973,650,904
COLOMBIA — 0.3%
Banco Davivienda SA Preference Shares	188,296	1,652,861
Banco de Bogota SA	49,900	660,024
Bancolombia SA ADR	91,985	3,924,080
Bancolombia SA	253,993	2,935,291
Bolsa de Valores de Colombia	221,612	554,959
Celsia SA ESP	120,649	140,136
Cementos Argos SA	176,160	292,372
Cementos Argos SA Preference Shares	184,084	201,067
Constructora Conconcreto SA (a)	136,137	11,504
See accompanying notes to financial statements.
36

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Corp. Financiera Colombiana SA (a)	98,962	$ 740,296
Ecopetrol SA	2,445,483	2,304,955
Empresa de Telecomunicaciones de Bogota (a)	4,075,456	196,515
Grupo Argos SA Preference Shares	194,472	486,995
Grupo Argos SA	60,155	222,434
Grupo Aval Acciones y Valores SA	2,758,873	709,102
Grupo de Inversiones Suramericana SA Preference Shares	100,094	594,638
Grupo de Inversiones Suramericana SA	18,427	174,859
Grupo Nutresa SA	300	3,663
Interconexion Electrica SA ESP	370,707	2,399,810
		18,205,561
CYPRUS — 0.0% (e)
Phoenix Vega Mezz PLC (a)	450,687	31,642
CZECH REPUBLIC — 0.3%
CEZ A/S	334,147	14,094,983
Komercni banka A/S	169,157	6,603,692
		20,698,675
EGYPT — 0.2%
Commercial International Bank Egypt SAE (a)	2,414,281	6,100,418
Egypt Kuwait Holding Co. SAE (a)	1,369,750	1,808,070
Egyptian Financial Group-Hermes Holding Co. (a)	1,416,166	1,370,458
Orascom Financial Holding SAE (a)	101,496	1,000
Orascom Investment Holding (a)	103,376	1,244
Qalaa Holdings SAE (a)	771,830	56,958
		9,338,148
GREECE — 0.3%
Alpha Services & Holdings SA (a)	729,147	905,395
Danaos Corp.	4,163	427,040
Diana Shipping, Inc.	5,071	27,383
Ellaktor SA (a)	599	827
Eurobank Ergasias Services & Holdings SA Class A (a)	2,977,556	3,520,040
FF Group (a)(f)	5,627	—
Fourlis Holdings SA (a)	176	722
GEK Terna Holding Real Estate Construction SA (a)	39,426	413,230
Hellenic Exchanges - Athens Stock Exchange SA	207,426	851,625
Hellenic Telecommunications Organization SA	171,268	3,125,207
Holding Co. ADMIE IPTO SA	5,863	14,613
Intralot SA-Integrated Information Systems & Gaming Services (a)	1,365,340	797,552
JUMBO SA	70,362	1,056,892
See accompanying notes to financial statements.
37

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
LAMDA Development SA (a)	23,301	$ 161,777
Marfin Investment Group Holdings SA (a)	1,969,966	61,811
Mytilineos SA	181	2,991
National Bank of Greece SA (a)	300,039	1,119,694
Oceanpal,Inc.	665	499
OPAP SA	242,097	3,555,675
Piraeus Financial Holdings SA (a)	516,477	813,141
Public Power Corp. SA (a)	47,625	402,724
Safe Bulkers, Inc.	128,924	613,678
Sarantis SA	24,563	195,956
Star Bulk Carriers Corp.	51,875	1,540,169
Terna Energy SA	215	3,971
		19,612,612
HONG KONG — 0.5%
AGTech Holdings, Ltd. (a)	56,000	2,288
Alibaba Pictures Group, Ltd. (a)	15,372,400	1,275,897
CA Cultural Technology Group, Ltd. (a)	65,000	1,145
Chia Tai Enterprises International, Ltd. (a)	2,300	367
China Boton Group Co., Ltd. (a)(b)	180,000	74,469
China Fiber Optic Network System Group, Ltd. (f)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	7,273
China Financial Leasing Group, Ltd. (a)	8,000	140
China High Speed Transmission Equipment Group Co., Ltd. (a)	1,425,000	864,309
China Huishan Dairy Holdings Co., Ltd. (b)(f)	310,600	—
China Investment Fund Co., Ltd. (a)	488,000	248,007
China Jicheng Holdings, Ltd. (a)(c)	1,123	75
China National Culture Group, Ltd. (a)	23,000	508
China Vanguard You Champion Holdings, Ltd. (a)	70,000	921
Chongsing Holdings,Ltd. (a)(f)	2,281,618	—
Citychamp Watch & Jewellery Group, Ltd. (a)	2,946,000	379,940
Comba Telecom Systems Holdings, Ltd. (a)(b)	146,117	25,188
Concord New Energy Group, Ltd.	120,000	11,186
Crystal International Group, Ltd. (c)	37,500	14,940
Digital China Holdings, Ltd.	1,482,000	720,997
Eternity Investment, Ltd. (a)	40,574	798
Feiyu Technology International Co., Ltd. (a)(c)	19,500	697
First Shanghai Investments, Ltd. (a)	40,000	807
Fullshare Holdings, Ltd. (a)	3,794,500	56,205
Guotai Junan International Holdings, Ltd.	1,489,000	167,316
Hengdeli Holdings, Ltd. (a)	18,249,600	617,532
Hi Sun Technology China, Ltd. (a)(b)	225,000	28,443
See accompanying notes to financial statements.
38

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hua Yin International Holdings, Ltd. (a)	4,970,000	$ 260,196
Huabao International Holdings, Ltd. (b)	1,060,651	591,854
Huayi Tencent Entertainment Co., Ltd. (a)(b)	110,000	2,346
Huiyuan Juice Group, Ltd. (a)(f)	188,500	—
Imperial Pacific International Holdings, Ltd. (a)	1,043,500	8,528
IRC, Ltd. (a)	60,000	1,609
Kingboard Laminates Holdings, Ltd.	773,500	1,274,121
Life Healthcare Group Ltd/HK (a)	8,800	136
Neo Telemedia, Ltd. (a)	10,664,000	251,914
New Provenance Everlasting Holdings, Ltd. Class H (a)	5,858,030	9,724
Nine Dragons Paper Holdings, Ltd.	2,884,735	2,519,548
Nissin Foods Co., Ltd. (b)	42,000	29,443
Pou Sheng International Holdings, Ltd. (a)	1,483,000	170,429
REAL NUTRI (f)	199,000	—
SIM Technology Group, Ltd. (a)	5,448,000	243,481
Sino Biopharmaceutical, Ltd.	9,813,000	6,127,330
Skyworth Group, Ltd. (a)	1,013,992	520,501
Solargiga Energy Holdings, Ltd. (a)	6,773,000	332,968
Solartech International Holdings, Ltd. (a)	1,000,000	8,428
SSY Group, Ltd. (b)	199,740	90,288
Suncorp Technologies, Ltd. (a)	242,500	9,754
Tech Pro Technology Development, Ltd. (a)(b)(f)	484,000	—
Tibet Water Resources, Ltd. (a)	67,000	4,705
TROOPS, Inc. (a)(b)	30,569	131,141
United Energy Group, Ltd. (b)	6,358,000	730,674
United Laboratories International Holdings, Ltd.	168,000	88,383
Untrade MH Development NPV (a)(b)(f)	106,000	—
Vision Values Holdings, Ltd. (a)	90,000	1,954
Wasion Holdings, Ltd.	24,000	8,642
WH Group, Ltd. (c)	5,893,221	3,724,933
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	6,257
Xinyi Glass Holdings, Ltd.	2,673,874	6,487,168
		28,135,903
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	629,164	5,585,217
OTP Bank Nyrt (a)	221,785	8,160,903
Richter Gedeon Nyrt	186,394	3,964,401
		17,710,521
INDIA — 16.7%
Aarti Drugs, Ltd.	12,947	73,316
Aarti Industries, Ltd.	115,157	1,453,843
See accompanying notes to financial statements.
39

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Aavas Financiers, Ltd. (a)	17,206	$ 583,437
Acrysil, Ltd.	24,660	269,999
Adani Enterprises, Ltd.	193,379	5,141,674
Adani Green Energy, Ltd. (a)	325,676	8,229,256
Adani Ports & Special Economic Zone, Ltd.	618,016	6,314,325
Adani Power, Ltd. (a)	762,572	1,862,779
Adani Total Gas, Ltd.	202,501	5,745,122
Adani Transmission, Ltd. (a)	214,554	6,705,326
Aditya Birla Capital, Ltd. GDR (a)	285	405
Aditya Birla Fashion & Retail, Ltd. (a)	225,875	900,519
AIA Engineering, Ltd.	20,121	430,885
Ajanta Pharma, Ltd.	6,365	152,101
Alembic Pharmaceuticals, Ltd.	21,008	205,603
Alkem Laboratories, Ltd.	5,943	283,970
Alkyl Amines Chemicals	1,864	70,318
Alok Industries, Ltd. (a)	2,199,181	735,721
Ambuja Cements, Ltd.	250,553	989,482
Anant Raj Global, Ltd. (a)	1,104,208	533,342
Anant Raj, Ltd.	1,171,036	1,018,427
ANDHRA SUGARS LTD COMMON STOCK INR2.0	75,160	151,659
Angel One, Ltd.	12,841	260,421
APL Apollo Tubes, Ltd. (a)	135,187	1,631,700
Apollo Hospitals Enterprise, Ltd.	115,264	6,869,597
Ashapura Minechem, Ltd.	154,830	260,928
Ashok Leyland, Ltd.	892,680	1,381,283
Asian Paints, Ltd.	317,091	12,888,478
Astral, Ltd.	19,013	507,586
AstraZeneca Pharma India, Ltd.	44,074	1,484,266
Atul, Ltd.	8,951	1,215,818
AU Small Finance Bank, Ltd. (a)(c)	92,241	1,517,062
Aurobindo Pharma, Ltd.	375,832	3,315,902
Avanti Feeds, Ltd.	30,872	167,998
Avenue Supermarts, Ltd. (a)(c)	116,661	6,163,442
Axis Bank, Ltd. (a)	1,840,162	18,484,187
Azure Power Global, Ltd. (a)(b)	25,523	424,703
Bajaj Auto, Ltd.	64,774	3,122,658
Bajaj Finance, Ltd.	220,599	21,135,437
Bajaj Finserv, Ltd.	35,627	8,021,282
Bajaj Hindusthan Sugar, Ltd. (a)	1,571,826	294,555
Bajaj Holdings & Investment, Ltd.	18,919	1,251,126
Balaji Amines, Ltd.	1,754	67,255
Balkrishna Industries, Ltd.	54,918	1,548,213
See accompanying notes to financial statements.
40

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Balrampur Chini Mills, Ltd.	620,783	$ 4,009,386
Bandhan Bank, Ltd. (c)	737,850	2,993,271
Barbeque Nation Hospitality, Ltd. (a)	7,229	120,935
BASF India, Ltd.	9,117	372,128
Bata India, Ltd.	7,166	185,489
Bayer CropScience, Ltd.	8,970	588,256
Berger Paints India, Ltd.	127,453	1,176,890
BF Investment, Ltd. (a)	203,128	729,679
Bharat Electronics, Ltd.	401,671	1,117,417
Bharat Forge, Ltd.	149,053	1,378,113
Bharat Heavy Electricals, Ltd. (a)	2,247,687	1,463,852
Bharat Petroleum Corp., Ltd.	428,641	2,032,757
Bharti Airtel, Ltd. (a)	2,251,911	22,435,898
Biocon, Ltd. (a)	422,324	1,870,431
Birlasoft, Ltd.	228,110	1,369,563
Bombay Dyeing & Manufacturing Co., Ltd. (a)	136,207	176,966
Bosch, Ltd.	1,809	344,695
Brightcom Group, Ltd.	864,274	1,124,611
Britannia Industries, Ltd.	178,804	7,566,046
Camlin Fine Sciences, Ltd. (a)	72,497	133,417
Can Fin Homes, Ltd.	105,820	881,822
Caplin Point Laboratories, Ltd.	82,298	736,582
Carborundum Universal, Ltd.	9,628	101,362
CARE Ratings, Ltd.	23,767	160,104
Castrol India, Ltd.	265,958	354,318
Central Bank of India, Ltd. (a)	418,689	101,392
CG Power & Industrial Solutions, Ltd. (a)	525,410	1,313,612
Chalet Hotels, Ltd. (a)	71,058	283,529
Cholamandalam Investment & Finance Co., Ltd.	276,480	2,621,406
Cipla, Ltd.	706,679	9,494,352
City Union Bank, Ltd.	86,886	147,801
Coal India, Ltd.	816,067	1,971,377
Coforge, Ltd.	27,496	1,617,465
Colgate-Palmolive India, Ltd.	33,879	689,540
Computer Age Management Services, Ltd.	2,044	62,469
Container Corp. Of India, Ltd.	89,721	795,856
CORE Education & Technologies, Ltd. (a)(f)	9,253	—
Coromandel International, Ltd.	59,358	626,363
CreditAccess Grameen, Ltd. (a)	39,124	438,715
CRISIL, Ltd.	6,469	281,575
Crompton Greaves Consumer Electricals, Ltd.	149,688	738,810
Cummins India, Ltd.	28,730	425,140
See accompanying notes to financial statements.
41

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Dabur India, Ltd.	450,636	$ 3,188,796
Dalmia Bharat, Ltd.	16,317	322,055
DCB Bank, Ltd. (a)	1,446,609	1,324,905
DCM Shriram, Ltd.	26,567	396,217
Deepak Fertilisers & Petrochemicals Corp., Ltd.	19,437	143,992
Deepak Nitrite, Ltd.	102,208	3,026,449
Delta Corp., Ltd.	171,453	746,791
Dhani Services, Ltd. (a)	284,298	233,929
Dilip Buildcon, Ltd. (c)	17,455	55,538
Dish TV India, Ltd. (a)	1,742,998	376,087
Dishman Carbogen Amcis, Ltd. (a)	124,643	303,897
Divi's Laboratories, Ltd.	88,708	5,153,376
Dixon Technologies India, Ltd.	24,814	1,411,000
DLF, Ltd.	201,640	1,012,391
Dr Lal PathLabs, Ltd. (c)	22,242	766,311
Dr Reddy's Laboratories, Ltd. ADR	141,015	7,858,766
DRC Systems India, Ltd.	10,290	5,167
Dwarikesh Sugar Industries, Ltd.	123,082	203,932
Easy Trip Planners, Ltd.	84,150	378,467
Edelweiss Financial Services, Ltd.	424,810	329,084
Educomp Solutions, Ltd. (a)	434,981	20,091
Eicher Motors, Ltd.	90,935	2,948,742
EID Parry India, Ltd.	43,411	259,206
Emami, Ltd.	50,286	296,739
Embassy Office Parks REIT	21,725	106,582
Endurance Technologies, Ltd. (c)	11,126	160,749
EPL ,Ltd.	88,919	227,182
Equitas Holdings, Ltd. (a)	75,528	106,153
Era Infra Engineering, Ltd. (a)(f)	2,941	—
Escorts, Ltd.	53,365	1,190,791
Exide Industries, Ltd.	93,283	186,012
FDC, Ltd. (a)	195,130	662,064
Federal Bank, Ltd.	427,838	549,936
Fine Organic Industries, Ltd.	7,677	405,825
Finolex Industries, Ltd.	106,345	217,041
Firstsource Solutions, Ltd.	41,714	68,840
Fortis Healthcare, Ltd. (a)	534,561	2,048,651
Future Consumer, Ltd. (a)	2,343,528	140,720
Future Lifestyle Fashions, Ltd. (a)	388,013	175,636
Future Retail, Ltd. (a)	333,339	137,251
GAIL India, Ltd.	2,870,001	5,895,291
Gammon India, Ltd. (a)(f)	139,302	—
See accompanying notes to financial statements.
42

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Gateway Rail Freight, Ltd. (a)	1,316,180	$ 1,158,551
Gitanjali Gems, Ltd. (a)(f)	3,573	—
Gland Pharma, Ltd. (a)(c)	12,049	520,385
GlaxoSmithKline Pharmaceuticals, Ltd.	1,687	37,111
Glenmark Pharmaceuticals, Ltd.	88,651	517,106
Godawari Power and Ispat, Ltd.	42,730	217,922
Godrej Consumer Products, Ltd. (a)	199,156	1,964,095
Godrej Industries, Ltd. (a)	550,287	3,369,623
Godrej Properties, Ltd. (a)	33,532	739,983
Granules India, Ltd.	408,098	1,650,703
Graphite India, Ltd.	88,374	586,458
Grasim Industries, Ltd. GDR	209	4,598
Grasim Industries, Ltd.	202,211	4,440,503
GTL Infrastructure, Ltd. (a)	7,409,528	146,675
GTL, Ltd. (a)	591,862	85,919
Gujarat Fluorochemicals, Ltd.	9,429	341,267
Gujarat Gas, Ltd.	99,527	660,996
Gujarat NRE Coke, Ltd. (a)(f)	25,505	—
Gujarat Pipavav Port, Ltd.	18,605	18,758
Gujarat State Petronet, Ltd.	104,762	358,147
GVK Power & Infrastructure, Ltd. (a)	4,229,488	139,541
Happiest Minds Technologies, Ltd.	17,558	244,839
Havells India, Ltd.	199,495	3,034,351
HCL Technologies, Ltd.	1,132,778	17,397,168
HDFC Asset Management Co., Ltd. (c)	11,185	316,774
HDFC Bank, Ltd.	229,208	4,447,588
HDFC Life Insurance Co., Ltd. (c)	627,721	4,458,455
HEG, Ltd.	24,285	441,008
Hemisphere Properties India, Ltd. (a)	148,150	223,569
Hero MotoCorp, Ltd.	174,030	5,268,900
HFCL, Ltd.	578,815	601,158
Himadri Speciality Chemical, Ltd.	335,404	328,875
Himatsingka Seide, Ltd.	49,565	98,443
Hindalco Industries, Ltd.	1,042,635	7,836,102
Hindustan Aeronautics, Ltd.	7,433	145,658
Hindustan Construction Co., Ltd. (a)	3,833,659	794,305
Hindustan Oil Exploration Co., Ltd. (a)	74,644	216,618
Hindustan Petroleum Corp., Ltd.	312,751	1,111,705
Hindustan Unilever, Ltd.	782,982	21,168,671
Hindustan Zinc, Ltd.	33,532	137,248
Hle Glascoat, Ltd.	1,705	122,537
Honeywell Automation India, Ltd.	1,074	562,361
See accompanying notes to financial statements.
43

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Housing Development & Infrastructure, Ltd. (a)	94,529	$ 9,169
Housing Development Finance Corp., Ltd.	1,539,504	48,565,231
ICICI Bank, Ltd. ADR	1,981,810	37,535,481
ICICI Lombard General Insurance Co., Ltd. (c)	159,085	2,788,685
ICICI Prudential Life Insurance Co., Ltd. (c)	172,674	1,141,437
ICICI Securities, Ltd. (c)	68,209	559,219
IDFC First Bank, Ltd. (a)	503,135	263,602
IDFC, Ltd. (a)	280,013	228,186
IFB Industries, Ltd. (a)	12,005	164,878
IFCI, Ltd. (a)	1,250,786	183,223
IIFL Finance, Ltd.	82,790	312,040
IIFL Securities, Ltd.	60,980	71,261
IIFL Wealth Management, Ltd.	8,620	189,850
India Cements, Ltd.	304,404	841,605
Indiabulls Housing Finance, Ltd.	240,089	499,981
Indiabulls Real Estate, Ltd. (a)	386,814	517,624
IndiaMart InterMesh, Ltd. (c)	4,344	247,807
Indian Energy Exchange, Ltd. (c)	196,776	583,511
Indian Hotels Co., Ltd.	1,539,610	4,845,886
Indian Oil Corp., Ltd.	936,393	1,469,930
Indian Overseas Bank (a)	413,097	98,947
Indian Railway Catering & Tourism Corp., Ltd.	79,325	810,994
Indo Count Industries, Ltd.	52,224	109,548
Indraprastha Gas, Ltd.	228,638	1,125,916
Indus Towers, Ltd. (a)	641,268	1,879,163
IndusInd Bank, Ltd.	98,194	1,212,150
Infibeam Avenues, Ltd.	2,217,387	566,235
Info Edge India, Ltd.	58,856	3,502,582
Infosys, Ltd. ADR (b)	3,042,355	75,724,216
Inox Wind, Ltd. (a)	144,184	210,829
Intellect Design Arena, Ltd. (a)	114,014	1,423,012
InterGlobe Aviation, Ltd. (a)(c)	37,890	1,007,141
IOL Chemicals & Pharmaceuticals, Ltd.	13,460	62,828
Ipca Laboratories, Ltd.	86,007	1,209,660
IRB Infrastructure Developers, Ltd. (a)	48,982	162,411
ITC, Ltd.	1,503,659	4,973,832
ITC, Ltd. GDR	630	2,084
IVRCL, Ltd. (a)(f)	5,304,684	—
Jain Irrigation Systems, Ltd. (a)	532,723	287,189
Jaiprakash Associates, Ltd. (a)	1,773,296	194,238
Jaiprakash Power Ventures, Ltd. (a)	8,788,090	788,638
JB Chemicals & Pharmaceuticals, Ltd.	14,046	291,931
See accompanying notes to financial statements.
44

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Jet Airways India, Ltd. (a)	201,684	$ 211,732
Jindal Saw, Ltd.	159,892	190,119
Jindal Stainless, Ltd. (a)	124,326	332,329
Jindal Steel & Power, Ltd.	233,063	1,638,900
JK Cement, Ltd.	8,067	258,836
JK Paper, Ltd.	34,762	139,438
JM Financial, Ltd.	155,009	138,286
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	4,027	94,105
JSW Energy, Ltd.	230,581	919,585
JSW Ispat Special Products, Ltd. (a)	147,853	62,927
JSW Steel, Ltd.	564,969	5,462,547
Jubilant Foodworks, Ltd.	75,253	2,618,338
Jubilant Ingrevia, Ltd.	58,579	347,763
Jubilant Pharmova, Ltd.	63,376	324,637
Just Dial, Ltd. (a)	30,524	286,569
Kansai Nerolac Paints, Ltd.	11,650	71,914
KEI Industries, Ltd.	165,610	2,755,978
Kiri Industries, Ltd. (a)	17,070	110,293
Kirloskar Ferrous Industries, Ltd.	34,357	97,301
Kotak Mahindra Bank, Ltd.	868,653	20,105,405
KPIT Technologies, Ltd.	189,348	1,501,915
L&T Finance Holdings, Ltd. (a)	100,149	106,526
L&T Technology Services, Ltd. (c)	19,083	1,285,707
Lanco Infratech, Ltd. (a)(f)	15,749,074	—
Larsen & Toubro Infotech, Ltd. (c)	8,570	696,163
Larsen & Toubro, Ltd. GDR	799,275	18,623,107
Laurus Labs, Ltd. (c)	174,985	1,362,701
Laxmi Organic Industries, Ltd.	22,621	119,232
Lemon Tree Hotels, Ltd. (a)(c)	330,549	276,566
LIC Housing Finance, Ltd.	323,433	1,532,118
Linde India, Ltd.	30,170	1,506,967
Lupin, Ltd.	196,735	1,939,570
LUX Industries, Ltd.	52,215	1,509,739
Macrotech Developers, Ltd. (a)	20,460	304,085
Mahanagar Gas, Ltd.	8,630	88,726
Mahanagar Telephone Nigam, Ltd. (a)	642,006	191,479
Mahindra & Mahindra Financial Services, Ltd.	561,458	1,179,229
Mahindra & Mahindra, Ltd. GDR	1,027,001	11,399,711
Maithan Alloys, Ltd.	13,337	233,677
MakeMyTrip, Ltd. (a)(b)	36,021	966,443
Manappuram Finance, Ltd.	357,543	535,784
Manpasand Beverages, Ltd. (a)(f)	64,129	2,475
See accompanying notes to financial statements.
45

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Marico, Ltd.	154,067	$ 1,024,131
Marksans Pharma, Ltd.	1,522,001	913,904
Maruti Suzuki India, Ltd.	139,752	13,945,322
Max Financial Services, Ltd. (a)	115,635	1,150,475
Max Healthcare Institute, Ltd. (a)	235,380	1,079,906
Max India, Ltd. - New Spun Off (a)	35,469	34,498
Metropolis Healthcare, Ltd. (c)	14,751	396,296
Minda Industries, Ltd.	82,740	1,017,994
Mindtree, Ltd.	59,480	3,377,585
Morepen Laboratories, Ltd. (a)	226,114	109,066
Motherson Sumi Systems, Ltd.	932,852	1,716,743
Motherson Sumi Wiring India, Ltd. (a)	843,539	717,467
Mphasis, Ltd.	28,588	1,274,000
MRF, Ltd.	3,090	2,651,512
Multi Commodity Exchange of India, Ltd.	41,160	768,854
Muthoot Finance, Ltd.	72,235	1,268,772
Natco Pharma, Ltd.	5,558	55,463
National Aluminium Co., Ltd.	668,684	1,074,836
Navin Fluorine International, Ltd.	37,376	2,013,544
NCC, Ltd.	335,203	259,005
Nestle India, Ltd.	24,411	5,599,163
Network18 Media & Investments, Ltd. (a)	262,463	294,935
NIIT, Ltd.	98,071	804,629
Nippon Life India Asset Management, Ltd. (c)	107,909	495,078
NMDC, Ltd.	410,880	881,406
NTPC, Ltd.	2,341,273	4,171,189
Oberoi Realty, Ltd. (a)	40,786	505,876
Oil & Natural Gas Corp., Ltd.	4,075,540	8,815,322
Olectra Greentech, Ltd. (a)	23,227	205,234
OnMobile Global, Ltd.	14,808	22,415
Opto Circuits India, Ltd. (a)	3,157,839	95,850
Oracle Financial Services Software, Ltd.	598	28,314
Orient Electric, Ltd.	105,161	445,833
Orissa Minerals Development Co. Ltd (a)	9,012	338,888
Page Industries, Ltd.	4,630	2,638,953
Paisalo Digital, Ltd.	24,493	255,920
PC Jeweller, Ltd. (a)	177,872	49,060
PCBL, Ltd.	74,427	224,632
Persistent Systems, Ltd.	1,677	105,462
Petronet LNG, Ltd.	597,557	1,527,901
Pfizer, Ltd.	18,627	1,068,862
Phoenix Mills, Ltd.	36,018	522,837
See accompanying notes to financial statements.
46

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PI Industries, Ltd.	38,016	$ 1,414,607
Pidilite Industries, Ltd.	121,457	3,933,908
Piramal Enterprises, Ltd.	73,630	2,124,994
PNB Housing Finance, Ltd. (a)(c)	18,888	93,935
Poonawalla Fincorp, Ltd. (a)	114,711	411,537
Power Grid Corp. of India, Ltd.	1,989,121	5,691,078
Praj Industries, Ltd.	61,675	324,308
Prakash Industries, Ltd. (a)	290,680	291,543
Prestige Estates Projects, Ltd.	69,256	451,318
Prism Johnson, Ltd. (a)	130,195	197,934
Procter & Gamble Health, Ltd.	6,529	344,859
PS IT Infrastructure & Services, Ltd. (a)(f)	620,932	74,569
PTC India, Ltd.	941,346	1,021,784
Punj Lloyd, Ltd. (a)	739,833	20,992
Quess Corp., Ltd. (c)	82,860	720,671
Radico Khaitan, Ltd.	124,822	1,462,695
Rain Industries, Ltd.	188,478	482,543
Rajesh Exports, Ltd.	153,354	1,398,653
Rallis India, Ltd.	104,177	327,276
RattanIndia Infrastructure, Ltd. (a)	672,563	409,618
RattanIndia Power, Ltd. (a)	6,031,628	425,856
Raymond, Ltd. (a)	55,406	624,912
RBL Bank, Ltd. (a)(c)	262,962	451,833
REC, Ltd.	127,660	207,305
Redington India, Ltd.	284,925	545,033
REI Agro, Ltd. (a)(f)	1,873,023	—
Relaxo Footwears, Ltd.	45,983	647,100
Reliance Capital, Ltd. (a)	1,120,388	246,182
Reliance Communications, Ltd. (a)	782,998	27,383
Reliance Industries, Ltd. GDR (c)	1,301,909	89,831,721
Reliance Infrastructure, Ltd. (a)	356,239	527,953
Reliance Power, Ltd. (a)	2,685,429	478,433
Religare Enterprises, Ltd. (a)	112,725	193,689
Repco Home Finance, Ltd.	52,662	122,594
RITES, Ltd.	52,951	183,433
Rolta India, Ltd. (a)	1,715,753	116,610
Ruchi Soya Industries, Ltd. (a)	14,847	187,677
Sarda Energy & Minerals, Ltd.	11,754	175,693
SBI Cards & Payment Services, Ltd.	107,801	1,211,668
SBI Life Insurance Co., Ltd. (c)	171,059	2,531,628
Schneider Electric Infrastructure, Ltd. (a)	231,985	362,941
Sequent Scientific, Ltd.	868,352	1,533,296
See accompanying notes to financial statements.
47

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shankara Building Products, Ltd. (a)	47,589	$ 494,291
Sharda Cropchem, Ltd.	24,404	198,066
Shilpa Medicare, Ltd.	103,843	545,698
Shree Cement, Ltd.	2,693	854,105
Shree Renuka Sugars, Ltd. (a)	898,671	422,206
Shriram Transport Finance Co., Ltd.	149,932	2,245,468
Siemens, Ltd.	297,304	9,291,657
Sintex Industries, Ltd. (a)	393,376	40,493
Sintex Plastics Technology, Ltd. (a)	51,239	3,685
Sobha, Ltd.	10,489	97,969
Solara Active Pharma Sciences, Ltd.	79,653	700,190
Srei Infrastructure Finance, Ltd. (a)	236,844	15,941
SRF, Ltd.	58,204	2,058,052
State Bank of India GDR	165,634	10,650,266
Steel Authority of India, Ltd.	927,778	1,206,632
Sterling and Wilson Renewable (a)	27,109	113,784
Sterlite Technologies, Ltd.	152,023	450,301
Strides Pharma Science, Ltd.	154,511	706,744
Subex, Ltd.	261,532	110,963
Sudarshan Chemical Industries	48,724	334,975
Sumitomo Chemical India, Ltd.	29,408	174,061
Sun Pharma Advanced Research Co., Ltd. (a)	197,869	775,417
Sun Pharmaceutical Industries, Ltd.	1,222,495	14,757,866
Sun TV Network, Ltd.	116,857	755,426
Sundaram Finance, Ltd.	22,658	580,152
Sundram Fasteners, Ltd.	57,166	678,825
Supreme Industries, Ltd.	28,516	770,412
Suven Life Sciences, Ltd. (a)	370,908	453,753
Suven Pharmaceuticals, Ltd.	354,273	2,891,457
Suvidhaa Infoserve Pvt, Ltd. (a)	56,568	5,972
Suzlon Energy, Ltd. (a)	5,967,059	720,536
Swan Energy, Ltd.	239,732	614,555
Symphony, Ltd.	16,647	241,198
TAKE Solutions, Ltd. (a)	188,285	72,059
Tata Communications, Ltd.	154,888	2,511,322
Tata Consultancy Services, Ltd.	891,207	43,986,402
Tata Consumer Products, Ltd.	354,032	3,632,128
Tata Elxsi, Ltd.	43,839	5,114,396
Tata Motors, Ltd. ADR (a)(b)	385,347	10,770,449
Tata Power Co., Ltd.	2,995,242	9,433,382
Tata Steel, Ltd.	550,650	9,499,303
Tata Teleservices Maharashtra, Ltd. (a)	557,879	1,227,297
See accompanying notes to financial statements.
48

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TCNS Clothing Co., Ltd. (a)(c)	24,902	$ 251,830
TeamLease Services, Ltd. (a)	15,997	915,993
Tech Mahindra, Ltd.	468,180	9,264,434
Tejas Networks, Ltd. (a)(c)	187,935	1,058,413
Thirumalai Chemicals, Ltd.	41,037	144,056
Thyrocare Technologies, Ltd. (c)	76,896	786,770
Tide Water Oil Co. India, Ltd.	12,050	176,723
Timken India, Ltd.	21,878	618,185
Titan Co., Ltd.	271,552	9,088,705
Torrent Pharmaceuticals, Ltd.	23,794	876,696
Torrent Power, Ltd.	29,549	191,800
Trent, Ltd.	117,892	1,984,444
Trident, Ltd.	1,405,236	989,368
Tube Investments of India, Ltd.	68,053	1,459,132
TV18 Broadcast, Ltd. (a)	341,721	333,942
TVS Motor Co., Ltd.	63,546	524,679
Ujjivan Financial Services, Ltd. (a)	78,237	105,159
UltraTech Cement, Ltd.	92,041	8,019,562
Unichem Laboratories, Ltd.	222,674	763,748
Unitech, Ltd. (a)	759,637	20,050
United Breweries, Ltd.	81,281	1,597,784
United Spirits, Ltd. (a)	359,833	4,218,511
UPL, Ltd.	388,864	3,949,452
Usha Martin, Ltd. (a)	226,309	401,697
VA Tech Wabag, Ltd. (a)	94,547	349,864
Vaibhav Global, Ltd.	97,704	482,170
Vakrangee, Ltd.	491,855	225,237
Varun Beverages, Ltd.	26,037	323,439
Vedanta, Ltd.	775,032	4,125,492
Venky's India, Ltd.	13,216	373,667
Videocon Industries, Ltd. (a)(f)	1,170,924	—
Vinati Organics, Ltd.	9,578	246,886
VIP Industries, Ltd.	76,520	752,981
V-Mart Retail, Ltd. (a)	20,150	1,054,714
Vodafone Idea, Ltd. (a)	6,940,548	883,884
Voltas, Ltd.	28,072	461,377
VST Industries, Ltd.	21,777	880,909
Welspun Corp., Ltd.	104,855	231,643
Welspun India, Ltd.	190,474	228,368
Westlife Development, Ltd. (a)	76,080	481,279
Whirlpool of India, Ltd.	5,635	116,965
Wipro, Ltd. ADR	1,573,743	12,133,559
See accompanying notes to financial statements.
49

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
WNS Holdings, Ltd. ADR (a)	31,232	$ 2,670,024
Wockhardt, Ltd. (a)	135,392	470,993
Yaari Digital Integrated Services, Ltd. (a)	29,442	21,506
Yes Bank, Ltd. (a)	816,899	132,601
Zee Entertainment Enterprises, Ltd.	635,265	2,417,402
Zensar Technologies, Ltd.	61,169	296,219
Zydus Lifesciences, Ltd.	106,745	490,935
		1,019,625,189
INDONESIA — 2.1%
Alam Sutera Realty Tbk PT (a)	10,103,200	119,585
Aneka Tambang Tbk	2,261,400	384,182
Astra International Tbk PT	22,652,751	10,370,189
Bank Aladin Syariah Tbk PT (a)	570,600	86,211
Bank Artha Graha Internasional Tbk PT (a)	10,806,300	79,754
Bank BTPN Syariah Tbk PT	661,700	152,035
Bank Central Asia Tbk PT	53,885,298	29,920,644
Bank Danamon Indonesia Tbk PT	3,594,618	610,678
Bank Ganesha Tbk PT (a)	11,474,500	158,985
Bank Ina Perdana PT (a)	427,100	109,135
Bank Jago Tbk PT (a)	2,319,300	2,365,726
Bank Mandiri Persero Tbk PT	21,352,569	11,744,842
Bank MNC Internasional Tbk PT (a)	10,624,100	144,244
Bank Negara Indonesia Persero Tbk PT	2,712,500	1,558,094
Bank Neo Commerce Tbk PT	1,412,800	219,359
Bank Permata Tbk PT (a)	207,270	19,049
Bank Rakyat Indonesia Persero Tbk PT	62,695,905	20,342,066
Bank Raya Indonesia Tbk PT (a)	1,788,007	154,369
Bank Syariah Indonesia Tbk PT (a)	809,200	90,428
Barito Pacific Tbk PT	31,705,320	1,997,794
Bekasi Fajar Industrial Estate Tbk PT (a)	6,417,100	46,914
Bumi Resources Minerals Tbk PT (a)	46,185,960	636,715
Bumi Resources Tbk PT (a)	2,694,300	10,693
Bumi Serpong Damai Tbk PT (a)	5,339,700	379,216
Chandra Asri Petrochemical Tbk PT	95,714	67,308
Charoen Pokphand Indonesia Tbk PT	5,865,100	2,307,246
Ciputra Development Tbk PT	8,323,152	602,686
Citra Marga Nusaphala Persada Tbk PT (a)	2,184,341	337,632
Digital Mediatama Maxima Tbk PT (a)	503,500	59,421
Elang Mahkota Teknologi Tbk PT (a)	11,660,000	1,988,999
Garuda Indonesia Persero Tbk PT (a)(f)	15,966,300	123,395
Global Mediacom Tbk PT (a)	920,300	16,660
Indah Kiat Pulp & Paper Tbk PT	1,151,300	633,265
See accompanying notes to financial statements.
50

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Indocement Tunggal Prakarsa Tbk PT	765,800	$ 574,517
Indofood Sukses Makmur Tbk PT	7,618,718	3,156,231
Indosat Tbk PT	3,404,700	1,226,759
Japfa Comfeed Indonesia Tbk PT	1,544,500	177,436
Kalbe Farma Tbk PT	34,622,461	3,881,090
Kawasan Industri Jababeka Tbk PT (a)	6,879,031	82,381
Kresna Graha Investama Tbk PT (a)	35,309,900	149,967
Lippo Cikarang Tbk PT	302,700	24,764
Lippo Karawaci Tbk PT (a)	55,324,630	504,615
Matahari Department Store Tbk PT	491,800	212,300
Matahari Putra Prima Tbk PT (a)	842,000	23,684
Mayora Indah Tbk PT	8,211,007	1,006,188
Medco Energi Internasional Tbk PT (a)	27,951,329	1,080,104
Media Nusantara Citra Tbk PT	1,225,100	84,872
Mega Manunggal Property Tbk PT (a)	2,693,200	116,260
Merdeka Copper Gold Tbk PT (a)	6,465,900	2,039,375
MNC Investama Tbk PT (a)	34,241,900	138,279
Modernland Realty Tbk PT (a)	7,955,300	49,850
Multipolar Tbk PT (a)	3,182,900	53,187
Pabrik Kertas Tjiwi Kimia Tbk PT	465,038	227,460
Pakuwon Jati Tbk PT (a)	7,623,600	256,907
Perusahaan Gas Negara Tbk PT (a)	18,857,600	1,844,730
Pollux Properti Indonesia Tbk PT (a)	1,861,000	75,153
Semen Indonesia Persero Tbk PT	1,227,900	568,532
Sigmagold Inti Perkasa Tbk PT (f)	1,312,600	—
Smartfren Telecom Tbk PT (a)	70,006,400	375,317
Sumber Alfaria Trijaya Tbk PT	5,373,400	568,673
Summarecon Agung Tbk PT (a)	6,750,711	361,918
Surya Citra Media Tbk PT (a)	5,356,800	108,908
Telkom Indonesia Persero Tbk PT	51,234,000	16,337,805
Tiga Pilar Sejahtera Food Tbk (a)	3,139,200	39,998
Tower Bersama Infrastructure Tbk PT	2,549,200	509,396
Unilever Indonesia Tbk PT	4,527,100	1,153,642
United Tractors Tbk PT	2,125,522	3,781,172
		128,628,989
KUWAIT — 0.9%
A'ayan Leasing & Investment Co. KSCP (a)	1,184,209	650,964
Agility Public Warehousing Co. KSC	716,091	2,604,610
Ahli United Bank KSCP (a)	692,595	740,926
Al Ahli Bank of Kuwait KSCP (a)	177,794	165,621
Al Mazaya Holding Co. KSCP (a)	1,807,467	455,139
ALAFCO Aviation Lease & Finance Co. KSCP (a)	41,222	29,444
See accompanying notes to financial statements.
51

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Alimtiaz Investment Group KSC (a)	534,717	$ 237,613
Boubyan Bank KSCP (a)	683,470	2,112,503
Boubyan Petrochemicals Co. KSCP	508,823	1,674,862
Burgan Bank SAK	274,894	263,312
Gulf Bank KSCP	1,340,661	1,416,564
Humansoft Holding Co. KSC	163,178	1,734,371
Integrated Holding Co. KCSC (a)	339,825	445,195
Jazeera Airways Co. KSCP (a)	45,285	251,766
Kuwait Finance House KSCP	3,151,508	11,110,155
Kuwait Real Estate Co. KSC (a)	3,737,505	1,968,403
Mabanee Co. KPSC	383,916	1,161,352
Mezzan Holding Co. KSCC	38,421	73,478
Mobile Telecommunications Co. KSCP	791,492	1,636,132
National Bank of Kuwait SAKP	5,598,666	20,253,239
National Industries Group Holding SAK (a)	978,616	905,172
National Investments Co. KSCP	1,860,266	2,718,756
Qurain Petrochemical Industries Co.	170,064	214,959
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	72,967	53,560
Warba Bank KSCP (a)	1,898,791	1,762,538
		54,640,634
MALAYSIA — 2.0%
Aeon Co. M Bhd	6,287,448	2,362,606
AEON Credit Service M Bhd	161,550	580,923
Alliance Bank Malaysia Bhd	6,588,800	5,891,881
AMMB Holdings Bhd (a)	55,600	49,058
ATA IMS Bhd	851,400	86,056
Axiata Group Bhd	2,230,938	2,010,882
Bahvest Resources Bhd (a)	2,336,400	230,598
Bank Islam Malaysia Bhd	25,400	17,820
Berjaya Sports Toto Bhd	3,232,647	1,476,112
Bintulu Port Holdings Bhd	94	116
British American Tobacco Malaysia Bhd	7,200	21,302
Bursa Malaysia Bhd	1,788,347	3,006,983
Capitaland Malaysia Mall Trust REIT	2,198,845	300,692
Careplus Group Bhd	251,300	39,445
Carlsberg Brewery Malaysia Bhd Class B	497,320	2,568,949
CIMB Group Holdings Bhd	4,763,522	6,038,307
Comfort Glove Bhd	268,800	49,224
Dagang NeXchange Bhd (a)	2,554,000	613,482
Datasonic Group Bhd	3,164,500	357,486
Dialog Group Bhd	4,894,706	3,189,606
See accompanying notes to financial statements.
52

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
DiGi.Com Bhd	7,680,546	$ 7,123,879
FGV Holdings Bhd	28,800	13,562
Focus Dynamics Group Bhd (a)	6,861,600	65,275
Frontken Corp. Bhd	1,178,050	848,919
Gabungan AQRS Bhd (a)	514,400	48,323
Gamuda Bhd	1,454,518	1,196,892
GDEX Bhd	1,465,900	76,699
Genetec Technology Bhd (a)	356,900	213,898
Genting Bhd	4,133,900	4,601,142
Genting Malaysia Bhd	937,900	664,711
George Kent Malaysia Bhd	587,300	85,900
Globetronics Technology Bhd	963,100	348,157
Greatech Technology Bhd (a)	295,200	332,778
Hap Seng Plantations Holdings Bhd	58,800	35,380
Hartalega Holdings Bhd	1,416,900	1,634,334
Hong Leong Bank Bhd	98,100	471,281
Hong Leong Financial Group Bhd	5,500	25,638
Hong Seng Consolidated Bhd (a)	895,000	555,550
IHH Healthcare Bhd	1,540,000	2,270,765
IJM Corp. Bhd	892,100	354,315
Inari Amertron Bhd	1,720,900	1,256,475
IOI Corp. Bhd	8,056,684	7,894,295
IOI Properties Group Bhd	6,240,762	1,454,533
Iris Corp. Bhd (a)	1,395,700	61,408
Iskandar Waterfront City Bhd (a)	245,600	19,567
Karex Bhd (a)	2,492,900	237,151
KLCCP Stapled Group	923,500	1,440,790
KNM Group Bhd (a)	5,965,121	219,893
Kossan Rubber Industries Bhd	1,142,400	532,518
KPJ Healthcare Bhd	2,374,680	570,409
Kuala Lumpur Kepong Bhd	18,900	113,272
Lingkaran Trans Kota Holdings Bhd	588,500	547,247
Magni-Tech Industries Bhd	277,500	128,034
Magnum Bhd	4,989,643	2,159,736
Malayan Banking Bhd	4,256,100	9,049,179
Malaysia Airports Holdings Bhd (a)	326,800	540,165
Malaysian Pacific Industries Bhd	121,600	1,052,676
Malaysian Resources Corp. Bhd	12,378,659	1,074,549
Maxis Bhd	199,200	186,184
Mega First Corp. BHD	328,800	290,894
MISC Bhd	184,800	323,035
MPHB Capital Bhd (a)	2,270,630	712,820
See accompanying notes to financial statements.
53

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Muda Holdings Bhd	366,400	$ 202,164
My EG Services Bhd	4,192,624	1,017,058
Nestle Malaysia Bhd	1,469	46,675
OSK Holdings Bhd	10,018,142	2,287,274
Padini Holdings Bhd	258,500	212,099
Pavilion Real Estate Investment Trust	2,047,700	642,836
Pentamaster Corp. Bhd	783,250	702,266
Petronas Chemicals Group Bhd	1,757,600	4,012,833
Petronas Dagangan Bhd	336,800	1,635,640
Petronas Gas Bhd	196,800	779,758
Pos Malaysia Bhd (a)	1,521,800	233,441
PPB Group Bhd	57,800	235,063
Press Metal Aluminium Holdings Bhd	1,367,800	2,016,852
Public Bank Bhd	11,858,700	13,170,849
QL Resources Bhd	31,800	37,966
Rapid Synergy Bhd (a)	113,700	294,745
RHB Bank Bhd	445,762	631,843
Sapura Energy Bhd (a)	294,400	2,451
Serba Dinamik Holdings Bhd (f)	1,064,600	44,308
Sime Darby Bhd	1,574,824	898,883
Sime Darby Plantation Bhd	839,987	992,862
Sime Darby Property Bhd	571,924	80,251
SKP Resources Bhd	768,625	257,747
SP Setia Bhd Group	361,663	108,376
Sunway Real Estate Investment Trust	2,196,300	736,496
Supermax Corp. Bhd	1,968,268	552,365
Syarikat Takaful Malaysia Keluarga Bhd	5,777	4,987
Taliworks Corp. Bhd	136,100	30,102
Telekom Malaysia Bhd	1,088,727	1,266,157
Tenaga Nasional Bhd	1,556,000	3,330,519
TIME dotCom Bhd	60,900	62,280
Top Glove Corp. Bhd	3,640,900	1,662,531
Uchi Technologies Bhd	92,600	66,509
UEM Edgenta Bhd (a)	990,700	384,052
UEM Sunrise Bhd (a)	6,871,488	555,635
UMW Holdings Bhd	457,500	357,970
Unisem M Bhd	192,000	143,381
Velesto Energy Bhd (a)	46,163	1,153
ViTrox Corp. Bhd	321,600	627,176
VS Industry Bhd	5,462,100	1,338,002
WCT Holdings Bhd (a)	12,872,826	1,775,668
See accompanying notes to financial statements.
54

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
YTL Corp. Bhd	2,532,770	$ 355,392
		123,518,371
MEXICO — 2.6%
Alfa SAB de CV Class A	3,684,689	2,791,879
America Movil SAB de CV Series L (b)	21,486,261	22,755,482
Axtel SAB de CV Series CPO (a)(b)	2,643,760	372,529
Cemex SAB de CV Series CPO (a)(b)	14,631,066	7,843,050
Coca-Cola Femsa SAB de CV	882,121	4,844,986
Concentradora Hipotecaria SAPI de CV REIT	2,390	2,337
Consorcio ARA SAB de CV (b)	2,567,291	522,676
El Puerto de Liverpool SAB de CV Series C1 (b)	540,132	2,748,059
Fibra Uno Administracion SA de CV REIT	2,220,009	2,593,833
Fomento Economico Mexicano SAB de CV	1,750,958	14,519,026
Gruma SAB de CV Class B (b)	7,274	91,244
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	289,456	4,682,650
Grupo Aeroportuario del Sureste SAB de CV Class B	295,655	6,581,593
Grupo Bimbo SAB de CV Class A (b)	2,141,057	6,448,294
Grupo Elektra SAB DE CV (b)	36,715	2,381,007
Grupo Financiero Banorte SAB de CV Series O	2,335,841	17,517,050
Grupo Financiero Inbursa SAB de CV Series O (a)(b)	2,000,584	4,180,340
Grupo Mexico SAB de CV Class B	3,172,798	18,933,054
Grupo Televisa SAB Series CPO (b)	2,636,637	6,182,386
Industrias CH SAB de CV Class B (a)	326,155	3,352,812
Industrias Penoles SAB de CV (b)	167,690	2,113,069
Kimberly-Clark de Mexico SAB de CV Class A (b)	2,086,721	2,927,813
Nemak SAB de CV (a)(c)	1,739,739	467,606
Operadora de Sites Mexicanos SA (b)	1,851,103	2,350,312
Orbia Advance Corp. SAB de CV (b)	86,706	228,309
Sare Holding SAB de CV Class B (a)(f)	1,493,393	—
TV Azteca SAB de CV Series CPO (a)(b)	5,824,776	290,041
Urbi Desarrollos Urbanos SAB de CV (a)	42,377	14,365
Wal-Mart de Mexico SAB de CV	4,797,511	19,707,758
		157,443,560
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (a)(b)(d)	297,479	2,995,614
Cia de Minas Buenaventura SAA ADR (a)(d)	8,218	82,344
Credicorp, Ltd.	64,536	11,091,802
Southern Copper Corp.	67,843	5,149,284
Volcan Cia Minera SAA Class B (a)	7,445,728	1,743,683
		21,062,727
See accompanying notes to financial statements.
55

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	792,300	$ 911,042
AC Energy Corp.	962,900	162,453
Alliance Global Group, Inc.	3,218,000	778,614
Ayala Corp.	134,030	2,134,326
Ayala Land, Inc.	9,170,810	6,211,941
Bank of the Philippine Islands	3,347,424	6,443,201
BDO Unibank, Inc.	3,037,739	7,790,279
Bloomberry Resorts Corp. (a)	1,245,600	164,652
Cebu Air, Inc. (a)	1,504,920	1,403,274
Cebu Holdings, Inc. (a)	7,536,864	969,983
D&L Industries, Inc.	3,339,605	515,672
DoubleDragon Corp.	2,284,690	400,908
East West Banking Corp. (a)	1,871,600	304,910
Filinvest Land, Inc.	69,126,000	1,442,769
First Philippine Holdings Corp.	388,315	526,809
Global Ferronickel Holdings, Inc.	3,066,449	173,634
GMA Holdings, Inc. PDR	5,645,200	1,605,901
GT Capital Holdings, Inc.	16,267	173,531
JG Summit Holdings, Inc.	2,046,346	2,424,215
Jollibee Foods Corp.	166,320	723,200
Manila Electric Co.	15,320	110,611
Megawide Construction Corp. (a)	7,241,888	733,356
Megaworld Corp.	10,773,300	626,681
Nickel Asia Corp.	1,564,000	236,965
PLDT, Inc.	148,277	5,301,236
Puregold Price Club, Inc.	474,380	327,743
San Miguel Corp.	217,180	461,683
SM Investments Corp.	259,105	4,551,675
SM Prime Holdings, Inc.	8,706,290	6,368,404
Universal Robina Corp.	376,130	879,539
Vista Land & Lifescapes, Inc.	1,645,378	82,992
		54,942,199
POLAND — 0.8%
11 bit studios SA (a)	1,897	268,578
Asseco Poland SA	81,750	1,582,131
Bank Polska Kasa Opieki SA	244,559	6,625,643
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	25,674	22,192
Bioton SA (a)	1,575	1,640
CCC SA (a)	12,418	177,304
CD Projekt SA	41,765	1,741,256
Columbus Energy SA (a)	6,892	22,988
See accompanying notes to financial statements.
56

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Datawalk SA (a)	2,982	$ 133,813
Dino Polska SA (a)(c)	18,670	1,525,499
Eurocash SA	12,424	39,205
Getin Holding SA (a)	114,344	28,262
Getin Noble Bank SA (a)	443,099	37,587
Globe Trade Centre SA (a)	424,593	650,046
Grupa Lotos SA (a)	152,920	2,161,375
InPost SA (a)(b)	58,630	375,752
KGHM Polska Miedz SA	172,602	7,161,290
LPP SA	329	905,544
Mabion SA (a)	10,981	79,316
mBank SA (a)	29,357	2,488,186
Mercator Medical SA (a)	2,835	48,996
Orange Polska SA (a)	1,576,972	2,985,736
PGE Polska Grupa Energetyczna SA (a)	912,422	1,996,830
PlayWay SA	1,865	142,764
Polimex-Mostostal SA (a)	22,690	22,651
Polski Koncern Naftowy ORLEN SA	316,428	5,772,357
Powszechna Kasa Oszczednosci Bank Polski SA (a)	725,395	6,934,966
Powszechny Zaklad Ubezpieczen SA	466,427	3,788,723
Santander Bank Polska SA	36,523	2,673,109
TEN Square Games SA	1,636	77,025
		50,470,764
QATAR — 0.9%
Aamal Co.	439,547	140,491
Al Meera Consumer Goods Co. QSC	182,658	968,525
Alijarah Holding Co QPSC (a)	4,593,080	1,113,665
Baladna	116,625	46,275
Commercial Bank PQSC	723,180	1,483,395
Doha Bank QPSC	244,339	173,102
Ezdan Holding Group QSC (a)	145,301	52,706
Gulf Warehousing Co.	103,894	120,819
Industries Qatar QSC	944,961	4,930,118
Mannai Corp. QSC	428,668	1,035,842
Masraf Al Rayan QSC	4,267,731	6,058,672
Mazaya Real Estate Development QPSC	2,714,934	644,860
Medicare Group	364,258	709,762
Mesaieed Petrochemical Holding Co.	3,530,863	2,821,394
Ooredoo QSC	1,249,531	2,440,218
Qatar Aluminium Manufacturing Co.	484,119	338,986
Qatar Electricity & Water Co. QSC	161,790	813,004
Qatar First Bank (a)	851,467	344,164
See accompanying notes to financial statements.
57

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Qatar Fuel QSC	129,583	$ 636,217
Qatar Gas Transport Co., Ltd.	367,796	361,560
Qatar Insurance Co. SAQ	1,383,362	915,467
Qatar International Islamic Bank QSC	387,911	1,180,217
Qatar Islamic Bank SAQ	607,876	3,979,341
Qatar National Bank QPSC	3,369,500	21,345,333
Qatar National Cement Co. QSC	143,273	204,184
Qatar Navigation QSC	106,595	251,724
Qatari Investors Group QSC	1,286,261	907,720
United Development Co. QSC	133,226	53,777
Vodafone Qatar QSC	2,429,898	1,064,238
Widam Food Co.	136,374	121,442
		55,257,218
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	236,429	1,570,584
RUSSIA — 0.0%
Gazprom PJSC ADR (f)	4,907,694	—
HeadHunter Group PLC ADR (f)	3,200	—
LUKOIL PJSC ADR (f)	340,951	—
Magnit PJSC GDR (f)	210,075	—
Mechel PJSC ADR (a)(f)	217,515	—
MMC Norilsk Nickel PJSC ADR (f)	615,616	—
Mobile TeleSystems PJSC ADR (f)	702,117	—
Novatek PJSC GDR (f)	92,440	—
Novolipetsk Steel PJSC GDR (f)	47,918	—
Novorossiysk Commercial Sea Port PJSC GDR (f)	74,531	—
Rosneft Oil Co. PJSC GDR (f)	1,683,986	—
Rostelecom PJSC ADR (b)(f)	135,639	—
Sberbank of Russia PJSC ADR (f)	2,150,731	—
Severstal PAO GDR (f)	486,985	—
Sistema PJSC FC GDR (f)	198,224	—
Surgutneftegas PJSC ADR (f)	1,315,893	—
Tatneft PJSC ADR (f)	291,793	—
TCS Group Holding PLC GDR (a)(f)	43,856	—
VK Co., Ltd. GDR (a)(f)	52,451	—
VTB Bank PJSC GDR (f)	2,977,260	—
X5 Retail Group NV GDR (f)	55,357	—
Yandex NV Class A (a)(f)	228,523	—
		—
SAUDI ARABIA — 4.2%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	287,010	1,245,508
See accompanying notes to financial statements.
58

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Abdullah Al Othaim Markets Co.	54,585	$ 1,702,371
Advanced Petrochemical Co.	47,513	892,887
Al Hammadi Co. for Development & Investment	155,947	1,885,165
Al Jouf Agricultural Development Co. (a)	44,843	663,411
Al Khaleej Training & Education Co.	265,025	1,318,237
Al Rajhi Bank	849,876	36,382,803
Al Rajhi Co. for Co-operative Insurance (a)	11,136	252,018
Al Rajhi REIT	311,655	915,484
Aldrees Petroleum & Transport Services Co.	35,883	743,198
Al-Etihad Cooperative Insuarnce Co. (a)	242,468	1,337,888
Alinma Bank	365,406	3,784,093
Almarai Co. JSC	90,761	1,238,695
Alujain Holding	54,142	933,756
Arabian Cement Co.	40,192	458,541
AXA Cooperative Insurance Co. (a)	127,500	1,277,889
Bank AlBilad (a)	161,026	2,661,232
Banque Saudi Fransi	321,529	4,602,454
Basic Chemical Industries, Ltd. (a)	212,199	2,313,458
Batic Investments & Logistic Co. (a)	268,514	1,630,481
Bawan Co.	264,511	2,340,868
Bupa Arabia for Cooperative Insurance Co.	23,258	1,109,738
Buruj Cooperative Insurance Co. (a)	133,287	844,879
City Cement Co.	75,693	559,904
Co. for Cooperative Insurance	28,505	548,597
Dallah Healthcare Co.	87,800	2,373,163
Dar Al Arkan Real Estate Development Co. (a)	219,215	639,268
Derayah REIT	301,676	1,029,309
Dr Sulaiman Al Habib Medical Services Group Co.	51,153	2,596,170
Dur Hospitality Co. (a)	147,766	1,114,695
Eastern Province Cement Co.	111,978	1,465,579
Etihad Etisalat Co.	249,247	2,757,231
Fawaz Abdulaziz Al Hokair & Co. (a)	36,911	146,601
Fitaihi Holding Group	156,453	1,678,591
Hail Cement Co.	99,840	387,490
Herfy Food Services Co.	44,099	662,984
Jadwa REIT Saudi Fund	144,484	560,759
Jarir Marketing Co.	41,348	2,171,280
Jazan Energy & Development Co. (a)	120,690	622,833
Leejam Sports Co. JSC	58,973	1,980,701
Malath Cooperative Insurance Co. (a)	191,411	1,165,354
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	88,373	400,464
Methanol Chemicals Co. (a)	225,740	2,704,788
See accompanying notes to financial statements.
59

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Middle East Healthcare Co. (a)	50,354	$ 435,556
Mobile Telecommunications Co. (a)	514,059	1,825,208
Mouwasat Medical Services Co.	61,050	3,459,744
Musharaka Real Estate Income Fund REIT	247,283	645,315
Najran Cement Co.	90,674	473,733
Nama Chemicals Co. (a)	118,829	1,297,094
National Co. for Glass Industries	183,365	2,006,433
National Co. for Learning & Education	120,509	1,625,418
National Gas & Industrialization Co.	28,126	380,111
National Medical Care Co.	78,234	1,732,972
National Petrochemical Co.	26,527	328,803
Qassim Cement Co.	68,599	1,539,660
Red Sea International Co. (a)	194,878	1,034,778
Riyad Bank	1,086,544	10,875,577
Riyad REIT Fund	132,796	381,592
SABIC Agri-Nutrients Co.	109,569	5,309,781
Sahara International Petrochemical Co.	139,815	2,001,350
Saudi Advanced Industries Co.	143,320	1,780,278
Saudi Airlines Catering Co. (a)	8,868	203,055
Saudi Arabian Amiantit Co. (a)	33,904	410,752
Saudi Arabian Mining Co. (a)	227,290	8,118,582
Saudi Arabian Oil Co. (c)	1,226,094	14,086,273
Saudi Automotive Services Co.	311,066	3,320,857
Saudi Basic Industries Corp.	567,007	19,799,525
Saudi British Bank	48,730	516,981
Saudi Cement Co.	58,433	948,572
Saudi Ceramic Co.	184,604	2,598,185
Saudi Chemical Co. Holding	181,260	1,674,173
Saudi Co. For Hardware CJSC (a)	46,158	542,601
Saudi Electricity Co.	379,291	2,679,251
Saudi Industrial Investment Group	49,402	460,901
Saudi Industrial Services Co.	178,464	1,353,406
Saudi Kayan Petrochemical Co. (a)	219,945	1,325,005
Saudi National Bank	1,450,529	27,413,703
Saudi Pharmaceutical Industries & Medical Appliances Corp.	147,769	1,469,221
Saudi Printing & Packaging Co. (a)	105,083	568,622
Saudi Public Transport Co. (a)	273,068	1,634,841
Saudi Re for Cooperative Reinsurance Co. (a)	508,757	2,329,853
Saudi Research & Media Group (a)	29,698	1,993,324
Saudi Telecom Co.	474,189	13,625,903
Saudi Vitrified Clay Pipe Co., Ltd.	38,170	712,222
Saudia Dairy & Foodstuff Co.	12,741	585,512
See accompanying notes to financial statements.
60

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Savola Group	106,516	$ 1,034,922
Southern Province Cement Co.	75,152	1,412,293
Tabuk Cement Co. (a)	171,684	831,076
Takween Advanced Industries Co. (a)	406,682	1,803,862
Umm Al-Qura Cement Co.	326,529	2,376,181
United Electronics Co.	51,893	1,839,736
United International Transportation Co.	82,851	1,141,782
Walaa Cooperative Insurance Co. (a)	77,904	349,286
Yamama Cement Co. (a)	81,056	700,044
Yanbu Cement Co.	101,273	1,139,203
Yanbu National Petrochemical Co.	107,918	1,924,487
		256,158,410
SINGAPORE — 0.0% (e)
Aslan Pharmaceuticals, Ltd. ADR (a)(b)	36,289	32,116
Grindrod Shipping Holdings, Ltd. (b)	22,403	560,209
Guan Chong Bhd	2,970,000	1,871,812
Riverstone Holdings, Ltd.	502,700	367,734
		2,831,871
SOUTH AFRICA — 4.4%
Absa Group, Ltd.	542,793	7,074,046
Adcock Ingram Holdings, Ltd.	160,365	574,515
Adcorp Holdings, Ltd. (a)	610,213	219,238
African Rainbow Minerals, Ltd. (b)	167,311	3,276,376
Alexander Forbes Group Holdings, Ltd.	705,126	222,938
Allied Electronics Corp., Ltd. Class A	176,537	101,482
Anglo American Platinum, Ltd.	45,775	6,285,608
ArcelorMittal South Africa, Ltd. (a)	235,043	156,829
Ascendis Health, Ltd. (a)	119,172	6,443
Aspen Pharmacare Holdings, Ltd.	366,006	4,975,177
Astral Foods, Ltd.	22,827	237,182
Aveng, Ltd. (a)(b)	3,630	4,464
Barloworld, Ltd.	294,492	2,347,875
Bid Corp., Ltd.	187,270	4,075,662
Bidvest Group, Ltd. (b)	385,977	5,908,849
Blue Label Telecoms, Ltd. (a)	1,581,096	666,522
Capitec Bank Holdings, Ltd.	52,897	8,476,371
Clicks Group, Ltd.	74,895	1,584,007
Coronation Fund Managers, Ltd.	816,196	2,588,926
Curro Holdings, Ltd. (b)	190,893	148,926
Discovery, Ltd. (a)	467,261	5,825,214
EOH Holdings, Ltd. (a)	147,873	58,694
See accompanying notes to financial statements.
61

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
FirstRand, Ltd. (b)	4,848,762	$ 25,706,319
Foschini Group, Ltd.	344,539	3,474,981
Gold Fields, Ltd.	786,995	12,282,238
Grindrod, Ltd.	1,500,486	695,178
Group Five, Ltd. (f)	219,472	—
Growthpoint Properties, Ltd. REIT	1,277,299	1,286,696
Harmony Gold Mining Co., Ltd.	363,885	1,839,783
Impala Platinum Holdings, Ltd.	645,804	9,945,271
Investec, Ltd.	329,496	2,198,745
Invicta Holdings, Ltd. (b)	170,172	391,061
Kumba Iron Ore, Ltd. (b)	64,341	2,885,691
Lewis Group, Ltd.	137,586	442,535
Life Healthcare Group Holdings, Ltd.	192,875	307,544
Massmart Holdings, Ltd. (a)	257,887	809,355
Momentum Metropolitan Holdings (b)	1,444,682	1,711,373
Motus Holdings, Ltd.	196,035	1,439,088
Mr. Price Group, Ltd.	264,998	3,926,413
MTN Group, Ltd.	1,435,976	18,671,373
MultiChoice Group, Ltd.	438,634	3,954,235
Murray & Roberts Holdings, Ltd. (a)	527,529	455,236
Naspers, Ltd. Class N	177,514	20,215,883
Nedbank Group, Ltd.	436,536	6,962,768
Net 1 UEPS Technologies, Inc. (a)(b)	48,648	285,564
Netcare, Ltd.	2,724,247	3,001,566
Ninety One, Ltd.	146,560	491,559
Old Mutual, Ltd. (b)	2,569,566	2,393,628
PPC, Ltd. (a)	1,540,898	448,165
PSG Group, Ltd. (a)	204,731	1,342,363
Rand Merchant Investment Holdings, Ltd.	1,353,243	4,833,242
Redefine Properties, Ltd. REIT	752,988	238,070
Remgro, Ltd.	766,968	7,863,620
Sanlam, Ltd.	1,835,271	9,068,028
Sappi, Ltd. (a)	458,867	1,786,794
Sasol, Ltd. (a)	485,937	11,805,484
Shoprite Holdings, Ltd.	486,216	7,874,620
Sibanye Stillwater, Ltd. (b)	2,147,969	8,790,320
Standard Bank Group, Ltd.	1,179,584	14,703,126
Steinhoff International Holdings NV (a)(b)	2,731,079	620,509
Sun International, Ltd. (a)	499,785	1,025,051
Telkom SA SOC, Ltd. (a)	425,583	1,295,462
Tiger Brands, Ltd.	247,194	2,738,800
Truworths International, Ltd.	643,423	2,569,289
See accompanying notes to financial statements.
62

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Vodacom Group, Ltd.	569,169	$ 6,232,133
Wilson Bayly Holmes-Ovcon, Ltd.	148,560	822,888
Woolworths Holdings, Ltd. (b)	1,167,699	4,617,256
		269,264,647
SWITZERLAND — 0.0% (e)
Mediclinic International PLC (a)	197,832	935,243
TAIWAN — 17.8%
Ability Opto-Electronics Technology Co., Ltd. (a)	46,000	109,335
Accton Technology Corp.	291,000	2,259,829
Acer, Inc.	4,623,701	4,833,249
ADATA Technology Co., Ltd.	123,000	362,756
Adimmune Corp.	546,505	762,969
Advanced Ceramic X Corp.	4,000	37,834
Advanced Energy Solution Holding Co., Ltd.	8,000	354,606
Advanced Power Electronics Corp.	28,000	108,476
Advanced Wireless Semiconductor Co.	13,688	48,013
Advancetek Enterprise Co., Ltd.	4,054,946	3,325,872
Advantech Co., Ltd.	98,048	1,264,462
AGV Products Corp. (a)	7,758,415	3,114,035
Airmate Cayman International Co., Ltd.	11,667	8,083
Alchip Technologies, Ltd.	49,000	1,881,228
Alcor Micro Corp.	88,000	188,276
Amazing Microelectronic Corp.	54,000	339,249
Andes Technology Corp.	9,000	127,218
Anpec Electronics Corp.	38,000	340,192
AP Memory Technology Corp.	74,000	813,570
APCB, Inc.	1,547,000	1,104,171
Applied BioCode Corp. (a)	37,000	47,135
Arcadyan Technology Corp.	37,169	157,619
ASE Technology Holding Co., Ltd.	3,639,805	13,148,345
ASIX Electronics Corp.	21,000	157,583
ASMedia Technology, Inc.	19,000	1,289,810
ASPEED Technology, Inc.	12,000	1,365,374
Asustek Computer, Inc.	955,814	12,459,959
AU Optronics Corp. ADR (b)	999,275	6,924,976
Auden Techno Corp.	24,000	150,777
Audix Corp.	1,179,657	2,297,432
Bank of Kaohsiung Co., Ltd.	3,325,543	1,717,817
Basso Industry Corp.	2,841,905	4,240,317
Biostar Microtech International Corp.	1,825,384	1,382,505
Bizlink Holding, Inc.	29,000	300,106
See accompanying notes to financial statements.
63

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
C Sun Manufacturing, Ltd.	1,572,330	$ 2,713,705
Career Technology MFG. Co., Ltd. (a)	102,958	83,548
Carnival Industrial Corp.	1,417,984	665,650
Catcher Technology Co., Ltd.	1,139,644	5,747,642
Cathay Financial Holding Co., Ltd.	7,893,136	17,768,957
Cathay No. 1 REIT	1,546,000	1,035,469
Center Laboratories, Inc.	1,101,333	2,406,277
Chailease Holding Co., Ltd.	1,457,437	12,894,972
Champion Building Materials Co., Ltd. (a)	1,559,000	688,318
Chang Hwa Commercial Bank, Ltd.	10,309,967	6,890,944
Chang Wah Electromaterials, Inc.	74,310	96,481
Charoen Pokphand Enterprise	999,572	2,836,333
Chen Full International Co., Ltd.	12,000	17,151
Cheng Loong Corp.	1,478,000	1,805,490
Cheng Shin Rubber Industry Co., Ltd.	485,850	601,134
Chieftek Precision Co., Ltd.	34,100	99,379
China Airlines, Ltd. (a)	2,997,761	2,788,347
China Chemical & Pharmaceutical Co., Ltd.	3,023,000	2,342,307
China Development Financial Holding Corp.	18,810,968	12,605,643
China Steel Chemical Corp.	1,479,595	6,016,188
China Steel Corp.	12,194,298	16,577,419
Chinese Maritime Transport, Ltd.	58,000	103,848
Chipbond Technology Corp.	66,000	159,175
Chong Hong Construction Co., Ltd.	7,717	19,716
Chroma ATE, Inc.	110,000	691,063
Chun Yuan Steel Industry Co., Ltd.	187,000	158,599
Chung Hung Steel Corp.	390,000	628,187
Chung Hwa Pulp Corp. (a)	2,375,589	1,857,257
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	457,169	844,083
Chunghwa Telecom Co., Ltd.	3,074,561	13,628,231
CMC Magnetics Corp. (a)	1,420,656	510,715
Compal Electronics, Inc. (a)	7,754,774	7,253,650
Concraft Holding Co., Ltd.	15,650	14,393
Coxon Precise Industrial Co., Ltd. (a)	10,000	4,851
CTBC Financial Holding Co., Ltd.	19,931,875	20,452,581
Cub Elecparts, Inc.	3,000	16,544
Da-Li Development Co., Ltd. (a)	1,892,000	2,080,101
Darfon Electronics Corp.	76,000	131,833
Delta Electronics, Inc.	1,555,463	14,576,613
Dimerco Express Corp.	491,775	1,802,222
E Ink Holdings, Inc.	108,000	697,346
E.Sun Financial Holding Co., Ltd.	6,869,684	7,924,299
See accompanying notes to financial statements.
64

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Eclat Textile Co., Ltd.	58,854	$ 980,849
Egis Technology, Inc.	43,000	168,089
EirGenix, Inc. (a)	131,485	421,740
Elan Microelectronics Corp.	9,400	56,430
Elite Advanced Laser Corp.	12,672	21,827
Elite Material Co., Ltd.	13,000	117,062
Elite Semiconductor Microelectronics Technology, Inc.	540,175	3,035,379
eMemory Technology, Inc. (a)	31,000	2,001,640
Energenesis Biomedical Co., Ltd. (a)	16,441	24,675
ENNOSTAR, Inc. (a)	564,590	1,408,938
Episil Technologies, Inc. (a)	146,201	678,664
Episil-Precision, Inc.	66,998	274,759
Etron Technology, Inc. (a)	222,296	624,569
Eva Airways Corp. (a)	1,710,110	1,924,892
Evergreen International Storage & Transport Corp.	127,000	163,562
Evergreen Marine Corp. Taiwan, Ltd. (a)	1,978,000	9,319,931
Excelliance Mos Corp.	35,000	233,321
Excelsior Medical Co., Ltd.	77,848	179,870
Far Eastern New Century Corp.	8,756,216	9,290,577
Faraday Technology Corp.	109,000	1,162,225
Feng TAY Enterprise Co., Ltd.	152,985	1,022,516
First Financial Holding Co., Ltd.	3,716,319	3,690,183
First Steamship Co., Ltd. (a)	208,000	83,849
FIT Hon Teng, Ltd. (a)(c)	69,000	10,309
Fitipower Integrated Technology, Inc.	65,332	468,587
Flytech Technology Co., Ltd.	8,854	22,744
FocalTech Systems Co., Ltd.	137,000	698,114
Formosa Chemicals & Fibre Corp.	4,582,243	12,634,494
Formosa Petrochemical Corp.	549,000	1,806,911
Formosa Plastics Corp.	4,787,922	17,797,103
Founding Construction & Development Co., Ltd.	3,649,059	2,483,523
Foxconn Technology Co., Ltd.	1,614,223	3,538,146
Froch Enterprise Co., Ltd.	117,000	134,757
Fubon Financial Holding Co., Ltd.	7,325,561	19,559,374
Fullerton Technology Co., Ltd.	1,412,000	941,284
Fwusow Industry Co., Ltd.	1,600,830	1,114,656
General Interface Solution Holding, Ltd.	38,000	127,191
GeneReach Biotechnology Corp.	17,501	60,716
Genesys Logic, Inc.	64,000	674,589
Genius Electronic Optical Co., Ltd.	22,665	360,327
Giant Manufacturing Co., Ltd.	84,302	766,475
Gigastorage Corp. (a)	170,894	152,991
See accompanying notes to financial statements.
65

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Global Unichip Corp.	23,000	$ 405,389
Globalwafers Co., Ltd.	133,000	3,114,776
Golden Biotechnology Corp. (a)	28,653	160,008
Gongwin Biopharm Holdings Co., Ltd. (a)	4,472	38,943
Grape King Bio, Ltd.	73,664	376,657
Great Wall Enterprise Co., Ltd.	1,568,873	2,962,359
Hai Kwang Enterprise Corp.	78,000	92,697
HannStar Display Corp.	1,623,500	875,454
Himax Technologies, Inc. ADR (b)	90,347	981,168
Hiwin Technologies Corp.	62,579	524,195
Hocheng Corp.	4,212,767	2,411,370
Holy Stone Enterprise Co., Ltd.	57,000	238,731
Hon Hai Precision Industry Co., Ltd.	10,800,277	39,957,048
Hong TAI Electric Industrial	2,945,000	3,304,600
Hota Industrial Manufacturing Co., Ltd.	10,279	29,239
Hotai Motor Co., Ltd.	164,433	3,431,965
Hsin Kuang Steel Co., Ltd.	63,000	149,081
HTC Corp. (a)	1,313,439	2,713,840
HUA ENG Wire & Cable Co., Ltd.	301,000	237,426
Hua Nan Financial Holdings Co., Ltd.	13,124,549	11,154,137
Hung Sheng Construction, Ltd.	1,213,032	1,054,203
Ibase Technology, Inc.	3,012,222	4,962,284
Innolux Corp.	6,760,820	3,964,252
International Games System Co., Ltd.	18,000	481,231
Iron Force Industrial Co., Ltd.	6,000	14,156
Janfusun Fancyworld Corp. (a)	754,112	81,329
Jentech Precision Industrial Co., Ltd.	11,000	157,409
JMicron Technology Corp. (a)	19,883	124,219
Kaimei Electronic Corp.	48,300	140,762
KEE TAI Properties Co., Ltd.	1,545,000	692,922
Kenda Rubber Industrial Co., Ltd.	4,956	5,553
Kerry TJ Logistics Co., Ltd.	1,375,373	2,102,554
Kindom Development Co., Ltd.	1,613,900	2,033,464
Kinsus Interconnect Technology Corp.	133,000	902,867
Kung Long Batteries Industrial Co., Ltd.	9,000	43,191
Kuo Yang Construction Co., Ltd.	992,734	802,115
Kwong Fong Industries Corp.	55,776	22,290
Land Mark Optoelectronics Corp.	14,600	93,506
Largan Precision Co., Ltd.	49,000	3,223,740
Laser Tek Taiwan Co., Ltd.	89,000	107,012
Leadtrend Technology Corp.	22,000	108,651
Leatec Fine Ceramics Co., Ltd. (a)	139,000	124,439
See accompanying notes to financial statements.
66

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Leofoo Development Co., Ltd. (a)	1,557,154	$ 934,787
Li Cheng Enterprise Co., Ltd. (a)	11,362	8,903
Lin BioScience, Inc. (a)	29,180	260,722
Lite-On Technology Corp.	3,743,014	8,896,541
Long Bon International Co., Ltd. (a)	9,020	5,494
Longchen Paper & Packaging Co., Ltd.	3,242,860	2,422,114
Lotes Co., Ltd.	4,000	97,866
Lotus Pharmaceutical Co., Ltd.	27,000	127,690
M31 Technology Corp.	23,000	272,935
Machvision, Inc.	15,597	118,128
Macroblock, Inc.	30,000	167,531
Macronix International Co., Ltd.	520,221	728,090
Makalot Industrial Co., Ltd.	4,671	33,502
MediaTek, Inc. (a)	1,364,023	43,084,684
Medigen Biotechnology Corp. (a)	114,248	208,547
Medigen Vaccine Biologics Corp. (a)	106,386	991,399
Mega Financial Holding Co., Ltd.	9,290,333	13,910,451
Merida Industry Co., Ltd.	19,100	168,658
Merry Electronics Co., Ltd.	13,860	41,360
Microbio Co., Ltd. (a)	175,712	374,710
Micro-Star International Co., Ltd.	125,000	567,161
momo.com, Inc.	20,600	676,565
Mosel Vitelic, Inc.	759	1,146
Motech Industries, Inc.	122,000	141,794
MPI Corp.	52,000	185,121
Namchow Holdings Co., Ltd.	1,540,000	2,617,594
Nan Ya Plastics Corp.	6,179,719	20,101,908
Nan Ya Printed Circuit Board Corp.	95,000	1,737,431
Nantex Industry Co., Ltd.	64,000	146,310
Nanya Technology Corp.	1,061,982	2,564,932
National Petroleum Co., Ltd.	1,461,241	2,511,775
New Era Electronics Co., Ltd.	70,000	48,863
Newmax Technology Co., Ltd. (a)	75,654	89,513
Nexcom International Co., Ltd.	1,558,638	1,256,637
Novatek Microelectronics Corp.	562,904	8,379,267
Nuvoton Technology Corp.	113,000	753,294
OBI Pharma, Inc. (a)	55,271	214,128
Oneness Biotech Co., Ltd. (a)	137,000	1,025,653
Pacific Hospital Supply Co., Ltd.	74,782	187,402
Pan Jit International, Inc.	136,900	487,367
PChome Online, Inc.	3,519	11,201
Pegatron Corp.	1,542,686	3,898,241
See accompanying notes to financial statements.
67

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PharmaEngine, Inc.	13,000	$ 40,654
PharmaEssentia Corp. (a)	20,000	219,186
Pharmally International Holding Co., Ltd. (a)(f)	23,076	—
Phihong Technology Co., Ltd. (a)	84,000	137,207
Phytohealth Corp. (a)	10,540	7,468
Pihsiang Machinery Manufacturing Co., Ltd. (f)	51,000	—
Polaris Group/Tw (a)	264,623	1,108,311
Pou Chen Corp.	5,886,214	6,481,687
Powerchip Semiconductor Manufacturing Corp.	1,480,519	2,738,688
Powertech Technology, Inc.	1,554,285	5,153,555
President Chain Store Corp. (a)	194,000	1,780,779
Princeton Technology Corp. (a)	130,000	162,208
Prolific Technology, Inc. (a)	126,000	129,292
Promate Electronic Co., Ltd.	1,544,000	2,468,115
Promos Technologies, Inc. (f)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	100,728
Quanta Computer, Inc.	3,570,975	11,005,256
Quintain Steel Co., Ltd.	115,000	77,666
Radiant Opto-Electronics Corp.	51,000	184,231
RDC Semiconductor Co., Ltd. (a)	42,000	550,442
Realtek Semiconductor Corp.	287,000	4,312,287
Ritek Corp. (a)	173,938	55,609
Sampo Corp.	2,703,479	3,047,742
SDI Corp.	83,000	475,089
Senhwa Biosciences, Inc. (a)	54,000	147,762
Sensortek Technology Corp.	4,000	61,218
Sesoda Corp.	1,910,120	3,706,705
Shanghai Commercial & Savings Bank, Ltd.	1,840,000	3,223,845
Shih Wei Navigation Co., Ltd. (a)	847,743	1,285,602
Shin Kong Financial Holding Co., Ltd.	8,307,341	3,131,399
Silicon Motion Technology Corp. ADR	21,791	1,456,075
Silicon Optronics, Inc.	29,000	102,735
Simplo Technology Co., Ltd.	3,000	32,511
Sinbon Electronics Co., Ltd.	131,710	1,195,211
Sincere Navigation Corp.	176,000	171,384
Sino-American Silicon Products, Inc.	191,000	1,179,938
Sinon Corp.	3,090,000	3,639,862
SinoPac Financial Holdings Co., Ltd.	16,873,043	10,835,872
Sinphar Pharmaceutical Co., Ltd. (a)	906,471	893,768
Sitronix Technology Corp.	46,000	466,398
Solar Applied Materials Technology Corp.	1,570,736	2,801,410
Stark Technology, Inc.	1,399,747	4,523,902
See accompanying notes to financial statements.
68

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Supreme Electronics Co., Ltd.	4,561,951	$ 8,279,547
T3EX Global Holdings Corp.	36,000	153,919
TA Chen Stainless Pipe	1,163,913	1,990,532
Ta Ya Electric Wire & Cable	3,898,163	3,911,564
TA-I Technology Co., Ltd.	60,000	125,229
TaiMed Biologics, Inc. (a)	80,000	176,186
Taimide Tech, Inc.	61,950	131,029
Tainan Enterprises Co., Ltd.	1,264,589	825,360
Tainan Spinning Co., Ltd.	127,000	103,722
Tainergy Tech Co., Ltd. (a)	85,000	88,111
Taishin Financial Holding Co., Ltd.	14,474,525	10,356,448
Taisun Enterprise Co., Ltd.	3,170,000	3,097,918
Taiwan Cement Corp.	7,533,586	13,120,637
Taiwan Chinsan Electronic Industrial Co., Ltd.	82,382	124,070
Taiwan Cogeneration Corp.	1,481,000	1,990,070
Taiwan Cooperative Financial Holding Co., Ltd.	3,503,173	3,613,031
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	49,971
Taiwan FU Hsing Industrial Co., Ltd.	1,473,000	2,246,657
Taiwan Glass Industry Corp.	314,000	276,174
Taiwan IC Packaging Corp. (a)	112,000	75,054
Taiwan Land Development Corp. (a)	3,962,750	456,419
Taiwan Mask Corp.	65,000	219,831
Taiwan Mobile Co., Ltd.	499,000	1,828,700
Taiwan Navigation Co., Ltd.	190,000	240,057
Taiwan Paiho, Ltd.	1,381,433	3,466,661
Taiwan Sakura Corp.	1,568,726	3,630,055
Taiwan Semiconductor Co., Ltd.	82,000	247,561
Taiwan Semiconductor Manufacturing Co., Ltd.	14,594,303	304,095,733
Taiwan Surface Mounting Technology Corp.	62,000	255,344
Taiwan TEA Corp. (a)	3,027,913	2,071,343
Taiwan Union Technology Corp.	260,612	759,510
Taiyen Biotech Co., Ltd.	1,534,500	1,834,341
Tanvex BioPharma, Inc. (a)	23,150	44,762
TCI Co., Ltd.	28,724	190,481
Tong Hsing Electronic Industries, Ltd.	12,000	121,460
TPK Holding Co., Ltd.	8,000	10,373
Transasia Airways Corp. (f)	361,784	—
Tripod Technology Corp.	1,366,923	6,392,953
TrueLight Corp. (a)	9,100	7,686
TSEC Corp. (a)	24,000	33,883
Tul Corp.	48,000	249,620
Tung Thih Electronic Co., Ltd.	23,000	121,215
See accompanying notes to financial statements.
69

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Tycoons Group Enterprise (a)	218,000	$ 100,435
U-Ming Marine Transport Corp.	259,000	534,244
Unimicron Technology Corp.	904,000	7,856,343
Uni-President Enterprises Corp.	3,314,993	7,589,953
United Microelectronics Corp. ADR (b)	2,027,807	18,493,600
United Renewable Energy Co., Ltd. (a)	120,544	96,767
Unity Opto Technology Co., Ltd. (a)(f)	12,759	—
UPI Semiconductor Corp. (a)	18,156	402,389
Vanguard International Semiconductor Corp.	524,000	2,276,949
Ve Wong Corp.	1,270,340	1,485,311
VIA Labs, Inc.	8,000	118,947
Via Technologies, Inc.	91,000	209,305
VisEra Technologies Co., Ltd.	14,510	238,022
Visual Photonics Epitaxy Co., Ltd.	310,151	1,228,632
Voltronic Power Technology Corp.	41,000	2,089,245
Wafer Works Corp.	226,106	543,731
Walsin Lihwa Corp.	948,000	972,766
Walsin Technology Corp. (a)	100,000	495,611
Wan Hai Lines, Ltd.	126,479	699,681
WEI Chih Steel Industrial Co., Ltd. (a)	76,000	110,745
Wei Chuan Foods Corp.	1,468,000	1,099,021
Wei Mon Industry Co., Ltd. (f)	240,450	—
Weikeng Industrial Co., Ltd.	1,615,199	1,823,698
Weltrend Semiconductor	54,000	162,463
Win Semiconductors Corp.	161,000	1,494,721
Winbond Electronics Corp.	1,494,670	1,627,618
WinWay Technology Co., Ltd.	5,025	78,046
Wisdom Marine Lines Co., Ltd.	279,000	841,338
Wistron Corp.	4,617,476	4,794,510
Wiwynn Corp.	28,733	1,022,901
XinTec, Inc.	36,000	163,970
Yageo Corp.	242,101	3,667,237
Yang Ming Marine Transport Corp. (a)	1,338,000	5,814,041
Yieh Phui Enterprise Co., Ltd. (a)	977,000	843,961
Yieh United Steel Corp. (a)	354,903	158,552
Young Optics, Inc. (a)	43,000	117,812
Yuanta Financial Holding Co., Ltd.	4,536,400	4,179,919
Yulon Finance Corp.	12,523	99,217
Zeng Hsing Industrial Co., Ltd.	70,350	342,524
Zenitron Corp.	3,102,000	4,271,117
Zhen Ding Technology Holding, Ltd.	39,000	146,327
		1,086,753,007
See accompanying notes to financial statements.
70

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	378,190	$ 9,071,384
THAILAND — 2.3%
Advanced Info Service PCL	1,580,822	11,077,640
Airports of Thailand PCL (a)	4,108,400	8,185,910
Asset World Corp. PCL (a)	527,500	80,910
B Grimm Power PCL	269,500	285,711
Bangkok Commercial Asset Management PCL	170,686	105,748
Bangkok Dusit Medical Services PCL Class F	1,233,900	927,744
Bangkok Expressway & Metro PCL	28,077,539	7,346,604
Bangkok Land PCL	16,774,300	514,580
Bank of Ayudhya PCL	604,000	640,331
Banpu PCL	6,924,879	2,290,937
Beauty Community PCL (a)(b)	1,247,200	56,265
BEC World PCL (a)	621,400	313,971
Berli Jucker PCL	98,400	106,538
Beyond Securities PC (a)	688,800	406,029
BTS Group Holdings PCL	775,500	214,574
Bumrungrad Hospital PCL (b)	156,500	736,609
Cal-Comp Electronics Thailand PCL	1,509,150	124,363
Central Pattana PCL	1,240,000	2,200,301
Central Plaza Hotel PCL (a)(b)	928,700	1,124,216
Central Retail Corp. PCL	1,221,900	1,460,768
CH Karnchang PCL	155,248	94,316
Charoen Pokphand Foods PCL	465,300	337,255
CP ALL PCL	4,265,700	8,338,962
CPN Retail Growth Leasehold REIT	296,400	182,743
Delta Electronics Thailand PCL	326,300	3,807,651
Electricity Generating PCL (b)	808,073	4,131,501
Energy Absolute PCL (b)	1,765,700	5,204,168
Global Power Synergy PCL Class F	211,500	459,575
Gulf Energy Development PCL	2,968,720	4,575,847
Hana Microelectronics PCL	146,300	214,500
Indorama Ventures PCL	736,100	1,029,433
IRPC PCL (b)	19,450,758	2,082,547
Jasmine International PCL (a)(b)	6,443,841	790,703
JMT Network Services PCL Class F	26,600	61,600
Kasikornbank PCL	1,392,600	6,764,057
KCE Electronics PCL (b)	43,900	86,480
Krung Thai Bank PCL	1,082,100	449,112
Land & Houses PCL	1,693,400	483,829
Lotus's Retail Growth Freehold & Leasehold Property Fund	2,023,066	863,986
See accompanying notes to financial statements.
71

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Minor International PCL (a)	820,918	$ 827,090
Muangthai Capital PCL	278,500	439,737
Precious Shipping PCL	514,000	264,343
Pruksa Holding PCL	620,900	255,829
PTT Exploration & Production PCL	1,874,572	8,118,447
PTT Global Chemical PCL	628,500	959,290
PTT PCL	8,940,760	10,352,459
Quality Houses PCL	5,747,383	397,563
Regional Container Lines PCL	115,600	151,236
Sansiri PCL (b)	5,975,933	219,267
Seven Utilities and Power PLC (a)	2,375,700	95,743
Siam Cement PCL	682,850	7,865,611
Siam Commercial Bank PCL	2,372,500	8,134,286
Siam Makro PCL (b)	51,700	61,807
Sri Trang Agro-Industry PCL (b)	448,500	354,079
Sri Trang Gloves Thailand PCL (b)	1,173,500	891,154
Srisawad Corp. PCL	322,700	553,200
Tata Steel Thailand PCL (a)	2,254,700	101,716
Thai Airways International PCL (a)(f)	1,250,900	62,451
Thai Beverage PCL (b)	9,365,300	4,947,862
Thai Oil PCL	1,927,895	3,000,558
Thaicom PCL	931,600	256,365
Tisco Financial Group PCL (b)	2,018,618	6,101,387
TMBThanachart Bank PCL	90,295,294	3,584,655
Total Access Communication PCL	141,800	210,035
True Corp. PCL (b)	11,446,910	1,772,980
TTCL PCL (a)	157,300	24,837
U City PCL Class F (a)(b)	2,012,350	113,176
VGI PCL	331,680	50,874
		138,326,051
TURKEY — 0.5%
Akbank T.A.S.	2,960,101	1,465,142
Anadolu Efes Biracilik Ve Malt Sanayii A/S	517,716	947,350
Aselsan Elektronik Sanayi Ve Ticaret A/S	287,056	472,433
Bera Holding A/S (a)	386,334	266,551
BIM Birlesik Magazalar A/S	305,414	1,762,594
Coca-Cola Icecek A/S	10,864	86,807
Dogan Sirketler Grubu Holding A/S	3,527,720	796,083
EGE Endustri VE Ticaret A/S	166	20,900
Enka Insaat ve Sanayi A/S	182,949	200,564
Eregli Demir ve Celik Fabrikalari TAS	1,912,945	4,230,774
Ford Otomotiv Sanayi A/S	102,536	2,088,085
See accompanying notes to financial statements.
72

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Gubre Fabrikalari TAS (a)	40,061	$ 217,952
Haci Omer Sabanci Holding A/S	1,289,498	1,542,888
Isbir Holding A/S	26,098	92,522
Izmir Demir Celik Sanayi A/S (a)	365,865	54,876
KOC Holding A/S	1,935,596	5,233,641
Logo Yazilim Sanayi Ve Ticaret A/S	50,677	157,755
Migros Ticaret A/S (a)	20,179	62,844
MLP Saglik Hizmetleri A/S (a)(c)	84,526	174,610
Nuh Cimento Sanayi A/S	8,906	27,930
Otokar Otomotiv Ve Savunma Sanayi A/S	1,308	38,087
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (a)	37,852	42,142
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	105,612	87,339
Sinpas Gayrimenkul Yatirim Ortakligi A/S REIT (a)	222,040	105,966
Sok Marketler Ticaret A/S	17,870	15,217
Tofas Turk Otomobil Fabrikasi A/S	14,663	77,825
Turk Hava Yollari AO (a)	634,882	1,396,349
Turk Telekomunikasyon A/S	25,876	18,382
Turkcell Iletisim Hizmetleri A/S	1,111,432	1,707,943
Turkiye Garanti Bankasi A/S	2,790,147	2,320,723
Turkiye Halk Bankasi A/S (a)	247,552	79,830
Turkiye Is Bankasi A/S Class C	3,016,489	1,815,929
Turkiye Petrol Rafinerileri AS (a)	147,625	2,157,850
Turkiye Sigorta A/S	183,510	67,310
Turkiye Vakiflar Bankasi TAO Class D (a)	421,958	102,988
Ulker Biskuvi Sanayi A/S	667,395	697,528
Yapi ve Kredi Bankasi A/S	2,994,397	832,925
		31,466,634
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	2,654,231	7,573,091
Abu Dhabi Islamic Bank PJSC	71,439	170,183
Abu Dhabi National Oil Co. for Distribution PJSC	1,876,851	2,146,111
Agthia Group PJSC	84,320	104,681
Air Arabia PJSC	5,030,936	2,205,199
Ajman Bank PJSC (a)	1,987,354	432,851
Al Waha Capital PJSC	953,303	428,241
Aldar Properties PJSC	4,220,629	5,664,965
Arabtec Holding PJSC (a)(f)	504,845	—
Bank of Sharjah (a)	1,351,495	195,013
Depa, Ltd. (a)	1,576,841	77,274
Deyaar Development PJSC (a)	3,201,006	402,626
Dubai Financial Market PJSC	2,048,241	1,343,913
See accompanying notes to financial statements.
73

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Dubai Investments PJSC	1,737,548	$ 1,149,519
Dubai Islamic Bank PJSC	232,431	390,438
Emaar Properties PJSC	4,093,098	6,686,157
Emirates NBD Bank PJSC	1,224,171	4,999,269
Emirates Telecommunications Group Co. PJSC	2,001,264	20,137,683
Eshraq Investments PJSC (a)	4,904,024	494,001
First Abu Dhabi Bank PJSC	3,314,342	21,295,237
Gulf General Investment Co. (a)(f)	638,957	—
Gulf Pharmaceutical Industries PSC (a)	78,696	29,781
Invest bank PSC (a)	76,929	9,425
National Central Cooling Co. PJSC	2,411,156	1,627,984
Network International Holdings PLC (a)(c)	201,936	744,462
Orascom Construction PLC (d)	5,522	25,567
Orascom Construction PLC (d)	28,888	126,109
RAK Properties PJSC (a)	3,910,821	814,522
Ras Al Khaimah Ceramics	243,391	181,563
SHUAA Capital PSC	5,286,520	888,031
Union Properties PJSC (a)	1,159,334	80,171
		80,424,067
UNITED STATES — 0.2%
Ideanomics, Inc. (a)(b)	284,853	319,035
IntelliEPI, Inc.	256,000	711,223
JBS SA	592,887	4,645,079
JS Global Lifestyle Co., Ltd. (c)	719,500	846,157
Legend Biotech Corp. ADR (a)	70,620	2,566,331
Newegg Commerce, Inc. (a)(b)	6,784	42,875
Parade Technologies, Ltd.	33,000	2,084,708
Seanergy Maritime Holdings Corp. (b)	96,830	110,386
Titan Cement International SA (a)	37,704	562,148
		11,887,942
TOTAL COMMON STOCKS (Cost $5,749,402,342)		6,082,653,450

PREFERRED STOCKS — 0.0% (e)
PHILIPPINES — 0.0% (e)
Cebu Air, Inc. , 6.00% 3/29/27 6.00% (a) (Cost: $605,868)	766,192	706,297
See accompanying notes to financial statements.
74

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (e)
KUWAIT — 0.0% (e)
National Industries Group (expiring 04/21/22) (a)	338,154	$ 31,556
QATAR — 0.0% (e)
Qatar First Investment Bank LLC (expiring 04/19/22) (a)	500,481	37,381
TOTAL RIGHTS (Cost $0)		68,937
WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
Comfort Gloves Bhd (expiring 06/26/26) (a)	75,600	2,967
Frontken Corp. Bhd (expiring 05/03/26) (a)	348,950	30,291
GDEX Bhd, (expiring 01/04/28) (a)	160,612	2,483
Guan Chong Bhd (expiring 11/4/22) (a)	227,666	52,791
Hong Seng Consolidated Bhd (expiring 10/03/24) (a)	254,133	15,110
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	3,411
SKP Resources Bhd (expiring 04/25/26) (a)	108,980	3,629
VS Industry Bhd (expiring 06/14/24) (a)	975,140	63,776
		174,458
THAILAND — 0.0% (e)
Banpu PCL (expiring 10/01/22) (a)	1,517,819	228,243
Banpu PCL (expiring 10/01/23) (a)	1,517,819	141,511
BTS Group Holdings PCL (expiring 11/20/26) (a)	138,100	2,160
BTS Group Holdings PCL (expiring 11/7/24) (a)	69,050	1,142
BTS Group Holdings PCL (expiring 9/5/22) (a)	34,525	509
Srisawad Corp. PCL (expiring 8/29/25) (a)	9,740	2,300
VGI Public Company Ltd.(expiring 03/30/23)	70,080	—
		375,865
TOTAL WARRANTS (Cost $0)		550,323
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (g)(h)	27,118,278	27,118,278
See accompanying notes to financial statements.
75

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i)(j)	116,575,533	$ 116,575,533
TOTAL SHORT-TERM INVESTMENTS (Cost $143,693,811)		143,693,811
TOTAL INVESTMENTS — 101.8% (Cost $5,893,702,021)		6,227,672,818
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(111,460,020)
NET ASSETS — 100.0%		$ 6,116,212,798
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $307,198, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	333	06/17/2022	$17,742,819	$18,739,575	$996,756
During the period ended March 31, 2022, average notional value related to futures contracts was $24,588,566.
See accompanying notes to financial statements.
76

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,946,851,912	$135,494,340	$307,198	$6,082,653,450
Preferred Stocks	706,297	—	—	706,297
Rights	—	68,937	—	68,937
Warrants	550,323	—	—	550,323
Short-Term Investments	143,693,811	—	—	143,693,811
TOTAL INVESTMENTS	$6,091,802,343	$135,563,277	$307,198	$6,227,672,818
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	996,756	—	—	996,756
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 996,756	$ —	$ —	$ 996,756
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	22.7%
Information Technology	16.6
Consumer Discretionary	12.3
Materials	10.3
Communication Services	9.1
Industrials	7.1
Consumer Staples	6.3
Energy	4.8
Health Care	4.6
Utilities	3.0
Real Estate	2.7
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
77

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	24,160,484	$ 24,160,484	$ 266,809,110	$263,851,316	$—	$—	27,118,278	$ 27,118,278	$ 6,985
State Street Navigator Securities Lending Portfolio II	94,447,065	94,447,065	522,269,863	500,141,395	—	—	116,575,533	116,575,533	528,757
Total		$118,607,549	$789,078,973	$ 763,992,711	$—	$—		$143,693,811	$535,742
See accompanying notes to financial statements.
78

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 7.5%
4DS Memory, Ltd. (a)(b)	2,896,350	$ 158,776
88 Energy, Ltd. (a)(b)	24,311,760	310,367
Abacus Property Group REIT (b)	203,497	505,821
Actinogen Medical, Ltd. (a)(b)	18,865,920	1,487,573
AGL Energy, Ltd.	405,400	2,350,238
Alcidion Group, Ltd. (a)(b)	1,067,576	156,331
Allkem, Ltd. (a)	153,632	1,318,678
ALS, Ltd.	277,155	2,788,935
Altium, Ltd.	65,423	1,677,277
Alumina, Ltd.	3,875,794	5,850,158
AMP, Ltd. (a)	2,125,500	1,540,279
Ampol, Ltd.	153,948	3,542,205
Ansell, Ltd.	334,921	6,481,383
Anteotech, Ltd. (a)(b)	9,565,397	790,145
APA Group Stapled Security	1,056,796	8,467,719
Archer Materials, Ltd. (a)(b)	329,887	239,058
Ardent Leisure Group, Ltd. (a)	3,743,106	3,752,531
Aristocrat Leisure, Ltd.	589,417	16,244,248
ASX, Ltd.	116,825	7,176,290
Atlas Arteria, Ltd. Stapled Security	357,225	1,757,090
Aurizon Holdings, Ltd.	1,256,753	3,482,468
AusNet Services, Ltd. (a)	5,570	10,886
Australia & New Zealand Banking Group, Ltd.	1,574,854	32,640,760
Bendigo & Adelaide Bank, Ltd.	347,499	2,685,220
Betmakers Technology Group, Ltd. (a)(b)	9,824,219	4,684,709
BHP Group, Ltd. (c)	1,527,662	59,367,466
BHP Group, Ltd. (b)(c)	1,054,652	40,991,710
Bigtincan Holdings, Ltd. (a)(b)	454,315	295,110
BlueScope Steel, Ltd.	483,277	7,570,443
Boral, Ltd.	142,444	370,110
Boss Energy, Ltd. (a)(b)	647,139	1,088,570
BrainChip Holdings, Ltd. (a)(b)	1,078,459	781,523
Brambles, Ltd.	1,528,841	11,377,500
Breville Group, Ltd. (b)	51,626	1,063,808
BWP Trust REIT	2,331,335	7,055,383
carsales.com, Ltd.	236,854	3,720,945
Cettire, Ltd. (a)(b)	398,152	340,851
Chalice Mining, Ltd. (a)	642,207	3,409,615
Challenger, Ltd.	379,675	1,924,539
Charter Hall Group REIT	250,862	3,110,232
See accompanying notes to financial statements.
79

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Charter Hall Long Wale REIT	305,952	$ 1,222,294
CIMIC Group, Ltd.	68,040	1,124,082
Cleanaway Waste Management, Ltd.	1,122,551	2,596,377
Cochlear, Ltd.	31,432	5,318,656
Coles Group, Ltd.	674,949	9,077,733
Commonwealth Bank of Australia	963,561	76,533,681
Computershare, Ltd.	307,935	5,711,720
Core Lithium, Ltd. (a)	2,022,448	2,088,291
Crown Resorts, Ltd. (a)	199,970	1,916,136
CSL, Ltd.	269,330	54,234,222
CSR, Ltd.	1,347,803	6,224,614
De Grey Mining, Ltd. (a)	665,567	579,777
Deterra Royalties, Ltd.	308,940	1,120,552
Dexus REIT	532,323	4,377,239
Domain Holdings Australia, Ltd.	92,232	277,739
Domino's Pizza Enterprises, Ltd.	34,934	2,304,629
Dubber Corp., Ltd. (a)	1,164,237	1,097,226
Eagers Automotive, Ltd. (b)	94,077	1,008,841
Endeavour Group, Ltd.	609,055	3,334,225
Evolution Mining, Ltd.	831,764	2,748,297
Falcon Metals, Ltd. (a)	209,301	64,442
Family Zone Cyber Safety, Ltd. (a)(b)	986,238	340,683
Fenix Resources, Ltd. (b)	1,360,736	270,789
Firefinch, Ltd. (a)	730,250	573,058
Flight Centre Travel Group, Ltd. (a)(b)	30,032	444,285
Fortescue Metals Group, Ltd.	978,422	15,179,848
Glencore PLC (a)	6,723,080	44,259,733
Goodman Group REIT	903,855	15,536,581
GPT Group REIT	1,006,651	3,915,792
GWA Group, Ltd.	1,290,817	2,413,653
Harvey Norman Holdings, Ltd. (b)	334,162	1,342,523
Iluka Resources, Ltd.	307,584	2,607,766
Imugene, Ltd. (a)(b)	5,354,188	1,005,182
Incitec Pivot, Ltd.	966,532	2,750,846
Ingenia Communities Group REIT	887,750	3,373,278
Insignia Financial, Ltd.	333,502	926,640
Insurance Australia Group, Ltd.	2,372,049	7,802,049
IRESS, Ltd.	105,793	948,576
iTech Minerals, Ltd. (a)(b)	68,622	24,735
JB Hi-Fi, Ltd. (b)	62,527	2,545,880
Kogan.com, Ltd. (a)(b)	84,069	359,219
LendLease Corp., Ltd. Stapled Security	322,223	2,710,101
See accompanying notes to financial statements.
80

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Liontown Resources, Ltd. (a)	1,360,127	$ 1,920,208
Livetiles, Ltd. (a)(b)	4,601,608	362,835
Mach7 Technologies, Ltd. (a)(b)	351,121	188,527
Macquarie Group, Ltd.	232,345	35,466,432
Magellan Financial Group, Ltd. (b)	79,716	954,212
Medibank Pvt, Ltd.	1,571,869	3,635,615
Megaport, Ltd. (a)(b)	121,791	1,272,194
Mesoblast, Ltd. (a)(b)	407,626	350,492
Mineral Resources, Ltd. (a)	85,722	3,393,096
Minerals 260, Ltd. (a)(b)	111,386	43,496
Mirvac Group REIT	2,163,734	4,045,890
National Australia Bank, Ltd.	1,595,940	38,770,529
Newcrest Mining, Ltd. (c)	497,094	9,981,845
Newcrest Mining, Ltd. (c)	35,030	705,901
NEXTDC, Ltd. (a)	239,656	2,098,446
nib holdings, Ltd.	249,894	1,193,504
Nine Entertainment Co. Holdings, Ltd.	274,090	611,309
Northern Star Resources, Ltd.	637,770	5,143,743
Noxopharm, Ltd. (a)(b)	2,378,926	660,988
Oneview Healthcare PLC CDI (a)	1,779,217	293,943
Orica, Ltd.	174,216	2,086,698
Origin Energy, Ltd.	1,285,036	6,011,934
Orora, Ltd.	861,130	2,334,462
OZ Minerals, Ltd.	279,609	5,599,962
Paladin Energy, Ltd. (a)(b)	778,027	461,565
Pendal Group, Ltd.	171,073	597,373
Perpetual, Ltd.	172,685	4,506,302
Pilbara Minerals, Ltd. (a)	949,282	2,281,162
Pointerra, Ltd. (a)(b)	722,469	146,485
PointsBet Holdings, Ltd. (a)(b)	461,495	1,309,995
PolyNovo, Ltd. (a)(b)	827,708	680,616
Premier Investments, Ltd.	54,650	1,128,584
Pro Medicus, Ltd. (b)	26,183	963,247
Qantas Airways, Ltd. (a)	577,940	2,261,160
QBE Insurance Group, Ltd.	774,327	6,687,028
Qube Holdings, Ltd.	1,065,337	2,504,046
Queensland Pacific Metals, Ltd. (a)(b)	1,891,041	255,614
Ramsay Health Care, Ltd.	73,692	3,605,335
REA Group, Ltd.	29,598	3,011,039
Redbubble, Ltd. (a)	294,836	343,181
Renascor Resources, Ltd. (a)(b)	1,938,089	436,622
Rio Tinto PLC	579,375	46,387,959
See accompanying notes to financial statements.
81

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Rio Tinto, Ltd.	222,215	$ 19,876,160
Santos, Ltd.	1,899,558	11,040,898
Scentre Group REIT	2,983,740	6,833,948
SEEK, Ltd.	202,048	4,524,526
Shopping Centres Australasia Property Group REIT	604,291	1,325,073
Silver Mines, Ltd. (a)(b)	4,248,366	749,723
Sonic Healthcare, Ltd.	349,428	9,310,054
South32, Ltd. (b)(c)	1,005,341	3,851,917
South32, Ltd. (c)	1,805,597	6,806,681
Splitit, Ltd. (a)	637,975	76,654
Stockland REIT	1,421,057	4,556,698
Suncorp Group, Ltd.	713,101	5,954,794
Tabcorp Holdings, Ltd.	1,918,586	7,693,667
Telix Pharmaceuticals, Ltd. (a)	329,732	1,035,019
Telstra Corp., Ltd.	2,475,406	7,361,266
Temple & Webster Group, Ltd. (a)(b)	157,323	790,368
TPG TELECOM, Ltd.	133,917	608,418
Transurban Group Stapled Security	1,594,851	16,228,198
Treasury Wine Estates, Ltd.	714,734	6,215,326
TUAS, Ltd. (a)	216	292
Uniti Group, Ltd. (a)	369,687	1,313,125
Venture Minerals, Ltd. (a)	3,839,064	161,445
Vicinity Centres REIT	1,864,512	2,611,289
Wesfarmers, Ltd.	674,963	25,550,979
West African Resources, Ltd. (a)	638,752	599,588
Westpac Banking Corp.	1,916,549	34,886,984
Whispir, Ltd. (a)(b)	446,012	602,879
WiseTech Global, Ltd.	79,198	3,037,918
Woodside Petroleum, Ltd.	668,205	16,107,407
Woolworths Group, Ltd.	609,055	17,041,595
Worley, Ltd.	524,147	5,081,480
Zip Co., Ltd. (a)(b)	87,069	97,096
		971,483,979
AUSTRIA — 0.3%
ams-OSRAM AG (a)	35,029	542,992
ANDRITZ AG	20,313	948,801
Erste Group Bank AG	201,534	7,419,998
IMMOFINANZ AG (a)(b)	52,217	1,335,121
Lenzing AG (a)(b)	7,252	743,956
Mayr Melnhof Karton AG	4,841	869,355
Mondi PLC	411,662	8,084,153
Oesterreichische Post AG (b)	17,146	614,296
See accompanying notes to financial statements.
82

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
OMV AG	199,827	$ 9,647,227
Raiffeisen Bank International AG (a)	75,525	1,088,226
S IMMO AG	22,696	559,348
S&T AG (b)	26,169	494,115
Telekom Austria AG (a)(b)	75,717	589,726
UNIQA Insurance Group AG	62,001	496,005
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,351	504,900
Voestalpine AG	177,921	5,348,983
		39,287,202
BELGIUM — 0.8%
Ackermans & van Haaren NV	12,898	2,428,183
Aedifica SA REIT	67,091	8,509,965
Ageas SA/NV	186,696	9,522,222
Anheuser-Busch InBev SA/NV	420,109	25,362,990
Barco NV	41,249	917,914
Befimmo SA REIT	14,210	749,430
Bekaert SA	55,379	2,186,188
Celyad Oncology SA (a)	48	114
Etablissements Franz Colruyt NV	35,169	1,467,405
Euronav NV	102,780	1,104,471
Fagron	35,085	644,897
Galapagos NV (a)	24,078	1,508,299
Gimv NV	11,386	691,708
Groupe Bruxelles Lambert SA	63,177	6,616,062
KBC Ancora	20,418	910,996
KBC Group NV	192,640	14,013,611
Materialise NV ADR (a)	5,469	105,825
Melexis NV	9,988	933,505
Proximus SADP	81,081	1,520,119
Shurgard Self Storage SA	13,433	841,473
Solvay SA (b)	42,444	4,224,778
Telenet Group Holding NV (b)	25,959	843,970
Tessenderlo Group SA (a)	14,404	525,673
UCB SA	110,261	13,304,856
Umicore SA (b)	112,360	4,920,684
VGP NV	4,057	1,051,767
		104,907,105
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	232,887	11,084,530
Yara International ASA	142,532	7,204,843
		18,289,373
See accompanying notes to financial statements.
83

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
BURKINA FASO — 0.0% (d)
Endeavour Mining PLC	30	$ 745
IAMGOLD Corp. (a)(b)	479,588	1,666,396
		1,667,141
CANADA — 10.1%
AbCellera Biologics, Inc. (a)(b)	102,054	995,027
AcuityAds Holdings, Inc. (a)(b)	189,840	600,351
AGF Management, Ltd. Class B	378,250	2,356,019
Agnico Eagle Mines, Ltd.	255,940	15,675,441
Aimia, Inc. (a)(b)	131,947	532,415
Air Canada (a)(b)	150,057	2,913,320
Alamos Gold, Inc. Class A	221,585	1,862,730
Algonquin Power & Utilities Corp. (b)	161,166	2,501,908
Alimentation Couche-Tard, Inc.	478,886	21,593,098
AltaGas, Ltd. (b)	82,907	1,858,529
ARC Resources, Ltd. (b)	322,034	4,315,959
Atco, Ltd. Class I	42,444	1,458,805
Athabasca Oil Corp. (a)(b)	193,528	314,529
Aurinia Pharmaceuticals, Inc. (a)(b)	59,368	734,976
Aurora Cannabis, Inc. (a)(b)	47,496	189,368
Aya Gold & Silver, Inc. (a)	50,198	358,485
B2Gold Corp.	631,291	2,901,093
Badger Infrastructure Solutions, Ltd. (b)	36,979	931,395
Ballard Power Systems, Inc. (a)(b)	91,325	1,063,832
Bank of Montreal	353,350	41,616,683
Bank of Nova Scotia	680,461	48,812,542
Barrick Gold Corp.	1,128,561	27,702,398
BCE, Inc.	155,656	8,636,132
BlackBerry, Ltd. (a)(b)	367,224	2,725,404
Bombardier, Inc. Class B (a)(b)	1,364,465	1,573,059
Boralex, Inc. Class A (b)	41,430	1,344,016
Bragg Gaming Group, Inc. (a)(b)	70,712	510,646
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (a)	6,045	345,408
Brookfield Asset Management, Inc. Class A	889,225	50,318,581
Burcon NutraScience Corp. (a)(b)	207,223	197,426
CAE, Inc. (a)	163,458	4,258,375
Cameco Corp.	379,450	11,061,026
Canada Goose Holdings, Inc. (a)(b)	33,260	875,736
Canadian Apartment Properties REIT	42,522	1,826,432
Canadian Imperial Bank of Commerce (b)	252,082	30,626,031
Canadian National Railway Co.	401,526	53,909,700
See accompanying notes to financial statements.
84

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Canadian Natural Resources, Ltd.	741,747	$ 45,969,845
Canadian Pacific Railway, Ltd.	385,897	31,877,709
Canadian Solar, Inc. (a)(b)	25,842	913,773
Canadian Tire Corp., Ltd. Class A	47,877	7,235,309
Canadian Utilities, Ltd. Class A	66,328	2,034,898
Canadian Western Bank (b)	251,831	7,326,799
Canopy Growth Corp. (a)(b)	97,663	741,240
Cargojet, Inc. (b)	7,480	1,138,304
CCL Industries, Inc. Class B	68,228	3,080,789
Cenovus Energy, Inc.	704,169	11,748,835
CES Energy Solutions Corp.	177,898	341,824
CGI, Inc. (a)	126,148	10,058,108
Choice Properties Real Estate Investment Trust	84,875	1,052,571
CI Financial Corp.	137,097	2,179,854
Cineplex, Inc. (a)(b)	35,169	377,580
Colliers International Group, Inc.	16,330	2,130,267
Constellation Software, Inc.	11,111	19,009,813
Converge Technology Solutions Corp. (a)	226,373	1,854,046
Crescent Point Energy Corp. (b)	403,944	2,930,013
CT Real Estate Investment Trust	165,200	2,338,366
Descartes Systems Group, Inc. (a)(b)	45,922	3,365,150
Docebo, Inc. (a)	38,478	1,990,672
Dollarama, Inc.	193,828	11,002,286
Dorel Industries, Inc. Class B (b)	27,775	215,253
Dye & Durham, Ltd. (b)	18,430	379,061
ECN Capital Corp. (b)	16,700	89,179
Element Fleet Management Corp. (b)	218,610	2,117,754
Emera, Inc.	82,942	4,115,060
Empire Co., Ltd. Class A	91,376	3,243,755
Enbridge, Inc.	1,099,395	50,654,643
Enerplus Corp.	88,535	1,122,769
Enghouse Systems, Ltd.	22,240	703,675
Enthusiast Gaming Holdings, Inc. (a)(b)	408,440	987,542
Exchange Income Corp. (b)	81,051	2,775,999
Fairfax Financial Holdings, Ltd.	22,084	12,058,725
Finning International, Inc.	79,218	2,387,227
Firm Capital Mortgage Investment Corp. (b)	330,562	3,763,333
First Capital Real Estate Investment Trust	76,081	1,093,354
First Majestic Silver Corp. (b)	155,831	2,049,801
FirstService Corp.	18,150	2,627,649
Fortis, Inc.	241,365	11,947,959
Franco-Nevada Corp.	98,461	15,682,184
See accompanying notes to financial statements.
85

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
George Weston, Ltd.	40,641	$ 5,009,153
Gildan Activewear, Inc.	131,639	4,941,798
GoldMining, Inc. (a)	124,230	212,844
Goodfood Market Corp. (a)(b)	280,545	628,899
Granite Real Estate Investment Trust	14,860	1,146,637
Great-West Lifeco, Inc.	172,362	5,083,716
H&R Real Estate Investment Trust	76,081	794,890
Home Capital Group, Inc.	28,858	877,950
Hut 8 Mining Corp. (a)(b)	722,665	3,986,359
Hydro One, Ltd. (b)(e)	94,667	2,552,648
iA Financial Corp., Inc.	53,316	3,244,505
IGM Financial, Inc.	45,170	1,597,341
Imperial Oil, Ltd. (b)	140,716	6,815,834
Innergex Renewable Energy, Inc. (b)	287,091	4,569,368
Intact Financial Corp.	79,812	11,803,269
International Petroleum Corp. (a)	42,463	408,026
Keyera Corp. (b)	97,689	2,478,495
Kinross Gold Corp.	623,281	3,662,690
LifeWorks, Inc. (b)	38,218	661,521
Lightspeed Commerce, Inc. (a)(b)	58,525	1,786,604
Linamar Corp.	27,775	1,235,705
Lithium Americas Corp. (a)(b)	39,566	1,525,875
Loblaw Cos., Ltd.	107,713	9,673,948
Magna International, Inc.	223,130	14,337,628
Manulife Financial Corp.	1,180,775	25,202,723
Maple Leaf Foods, Inc. (b)	42,437	1,019,263
Methanex Corp. (b)	47,885	2,613,443
Metro, Inc.	139,165	8,017,544
Mogo, Inc. (a)(b)	91,786	268,954
MTY Food Group, Inc. (b)	94,103	4,105,258
National Bank of Canada	212,684	16,317,608
New Gold, Inc. (a)(b)	339,606	617,194
Northland Power, Inc.	85,663	2,850,290
Nutrien, Ltd.	440,187	45,539,381
Nuvei Corp. (a)(b)(e)	29,964	2,255,007
Onex Corp.	46,164	3,096,449
Open Text Corp.	124,162	5,269,467
Osisko Gold Royalties, Ltd.	81,578	1,076,995
Pan American Silver Corp. (c)	100,354	2,741,346
Parex Resources, Inc. (b)	206,921	4,249,248
Pembina Pipeline Corp. (b)	223,610	8,408,760
Peyto Exploration & Development Corp. (b)	75,521	766,668
See accompanying notes to financial statements.
86

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Pizza Pizza Royalty Corp. (b)	153,829	$ 1,736,511
Power Corp. of Canada (b)	360,289	11,163,031
PrairieSky Royalty, Ltd. (b)	116,796	1,616,751
Precision Drilling Corp. (a)(b)	8,914	661,565
Premium Brands Holdings Corp. (b)	16,490	1,443,906
Primaris Real Estate Investment Trust	18,941	234,895
Quebecor, Inc. Class B	93,847	2,239,014
Real Matters, Inc. (a)(b)	60,149	256,189
Restaurant Brands International, Inc.	129,778	7,588,956
RioCan Real Estate Investment Trust	88,510	1,787,845
Ritchie Bros Auctioneers, Inc.	60,759	3,591,885
Rogers Communications, Inc. Class B	320,396	18,150,771
Royal Bank of Canada	804,676	88,671,874
Russel Metals, Inc.	33,291	882,749
Sandstorm Gold, Ltd. (b)	97,995	790,833
Saputo, Inc. (b)	148,589	3,522,453
Secure Energy Services, Inc.	97,584	417,196
Shaw Communications, Inc. Class B	477,604	14,836,104
Sherritt International Corp. (a)	1,101	643
Shopify, Inc. Class A (a)	59,233	40,094,251
SmartCentres Real Estate Investment Trust	38,297	1,006,597
SNC-Lavalin Group, Inc. (b)	113,055	2,724,435
SSR Mining, Inc. (b)	53,176	1,157,138
Stantec, Inc. (b)	44,263	2,222,275
Stella-Jones, Inc.	33,667	1,012,665
Sun Life Financial, Inc.	438,961	24,530,225
Suncor Energy, Inc.	1,080,408	35,204,840
Sundial Growers, Inc. (a)(b)	1,431,900	1,002,330
TC Energy Corp. (b)	515,243	29,085,932
Teck Resources, Ltd. Class B (a)	334,000	13,498,515
TELUS Corp.	594,101	15,534,477
Thomson Reuters Corp.	142,568	15,492,378
Tilray Brands, Inc. (a)(b)	222,439	1,725,659
Tilray Brands, Inc. Class 2 (a)(b)	50,822	394,887
TMX Group, Ltd.	27,732	2,854,794
Torex Gold Resources, Inc. (a)	47,825	601,139
Toromont Industries, Ltd.	44,203	4,193,985
Toronto-Dominion Bank	1,098,173	87,208,502
Tourmaline Oil Corp. (b)	71,894	3,315,395
TransAlta Corp.	157,395	1,630,592
Transat AT, Inc. (a)(b)	190,479	776,220
Vermilion Energy, Inc. (b)	62,780	1,319,383
See accompanying notes to financial statements.
87

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Well Health Technologies Corp. (a)(b)	25,138	$ 104,855
West Fraser Timber Co., Ltd. (b)	2,094	172,442
Whitecap Resources, Inc. (b)	205,134	1,698,159
WSP Global, Inc.	34,995	4,648,349
Xenon Pharmaceuticals, Inc. (a)	71,492	2,185,510
Yamana Gold, Inc. (b)	664,069	3,710,982
Zymeworks, Inc. (a)	20,370	133,424
		1,320,494,655
CHILE — 0.1%
Antofagasta PLC	195,458	4,305,463
Lundin Mining Corp.	419,371	4,253,978
		8,559,441
CHINA — 0.4%
Alibaba Health Information Technology, Ltd. (a)(b)	2,940,000	1,907,092
BOC Hong Kong Holdings, Ltd.	11,000	41,717
BOE Varitronix, Ltd. (b)	361,000	428,236
Budweiser Brewing Co. APAC, Ltd. (b)(e)	732,700	1,950,711
China Evergrande New Energy Vehicle Group, Ltd. (a)(b)	1,077,000	440,075
China Glass Holdings, Ltd.	1,002,000	199,596
China Ruyi Holdings, Ltd. (a)(b)	3,056,400	827,383
China Shandong Hi-Speed Financial Group, Ltd. (a)(b)	13,422,000	1,439,651
China Tobacco International HK Co., Ltd. (b)	288,000	490,579
China Traditional Chinese Medicine Holdings Co., Ltd.	2,820,000	1,476,364
Chow Tai Fook Jewellery Group, Ltd. (a)	671,600	1,222,900
Differ Group Holding Co., Ltd. (a)(b)	3,896,000	975,070
ENN Energy Holdings, Ltd.	169,100	2,537,126
Fosun International, Ltd.	950,500	1,035,289
Futu Holdings, Ltd. ADR (a)(b)	39,027	1,270,719
Gemdale Properties & Investment Corp., Ltd.	3,784,000	405,874
HC Group, Inc. (a)	823,500	55,731
Hutchmed China, Ltd. ADR (a)(b)	33,613	635,958
Inspur International, Ltd. (a)	746,000	314,350
Kerry Logistics Network, Ltd.	633,000	1,451,679
Nexteer Automotive Group, Ltd.	320,000	204,306
Noble Group, Ltd. (a)(b)(f)	60,740	—
Prosus NV (a)	359,427	19,425,946
S-Enjoy Service Group Co., Ltd. (a)	282,000	340,284
Shangri-La Asia, Ltd. (a)	514,000	404,301
Towngas Smart Energy Co., Ltd. (a)	1,617,000	850,683
VSTECS Holdings, Ltd.	882,000	831,162
Wharf Holdings, Ltd.	1,808,000	5,517,685
See accompanying notes to financial statements.
88

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wilmar International, Ltd.	1,845,000	$ 6,421,066
Zensun Enterprises, Ltd. (b)	1,114,258	526,439
Zhongyu Gas Holdings, Ltd. (b)	277,000	253,606
		53,881,578
COLOMBIA — 0.0% (d)
Gran Tierra Energy, Inc. (a)	283,829	445,382
Millicom International Cellular SA SDR (a)(b)	33,648	862,918
		1,308,300
DENMARK — 2.0%
Ambu A/S Class B	194,266	2,905,846
AP Moller - Maersk A/S Class A	1,841	5,493,796
AP Moller - Maersk A/S Class B	3,683	11,221,957
Ascendis Pharma A/S ADR (a)	20,049	2,352,951
Asetek A/S (a)	12,575	48,465
Bavarian Nordic A/S (a)	38,715	992,291
Carlsberg A/S Class B	58,940	7,317,523
cBrain A/S	11,699	368,364
Chr. Hansen Holding A/S	55,241	4,104,229
Coloplast A/S Class B	49,703	7,616,763
Danske Bank A/S	569,284	9,588,335
DSV A/S	112,967	21,975,451
FLSmidth & Co. A/S	104,210	2,766,837
Genmab A/S (a)	31,310	11,544,519
GN Store Nord A/S	81,178	4,039,866
H&H International A/S Class B (a)	51,804	1,428,894
ISS A/S (a)	102,015	1,844,109
Jyske Bank A/S (a)	27,617	1,524,329
NNIT A/S (a)(e)	5,475	77,964
Novo Nordisk A/S Class B	962,042	107,768,966
Novozymes A/S Class B	124,192	8,601,030
Orphazyme A/S (a)	50,190	44,369
Orsted A/S (e)	114,877	14,592,138
Pandora A/S	69,981	6,778,956
SimCorp A/S	22,195	1,650,013
Vestas Wind Systems A/S	768,673	22,967,000
Zealand Pharma A/S (a)	54,942	856,344
		260,471,305
EGYPT — 0.0% (d)
Centamin PLC	1,294,983	1,559,089
See accompanying notes to financial statements.
89

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
FINLAND — 1.0%
Cargotec Oyj Class B (b)	37,231	$ 1,430,822
Caverion Oyj	148,456	861,412
Citycon Oyj (a)(b)	88,612	676,356
Elisa Oyj	86,651	5,266,038
Fortum Oyj	255,180	4,693,298
Huhtamaki Oyj	53,074	1,864,887
Kemira Oyj	55,890	738,148
Kesko Oyj Class B	169,922	4,728,485
Kone Oyj Class B	218,157	11,551,637
Konecranes Oyj (b)	38,830	1,208,422
Metsa Board Oyj Class B	109,330	1,116,711
Metso Outotec Oyj	492,450	4,210,253
Neles Oyj	71,849	738,672
Neste Oyj	215,091	9,927,038
Nokia Oyj (a)(c)	2,249,817	12,480,000
Nokia Oyj (a)(c)	1,201,840	6,653,376
Nokian Renkaat Oyj	62,771	1,031,918
Nordea Bank Abp (b)(c)	1,820,130	19,003,224
Nordea Bank Abp (c)	25,550	266,657
Orion Oyj Class B (b)	57,119	2,615,225
Outokumpu Oyj (a)(b)	342,306	1,850,251
QT Group Oyj (a)	17,121	2,404,070
Sampo Oyj Class A	250,296	12,359,471
Sanoma Oyj	44,460	634,185
Stora Enso Oyj Class R	319,322	6,329,557
Terveystalo Oyj (e)	72,759	909,938
Tokmanni Group Corp.	65,363	1,094,529
UPM-Kymmene Oyj	292,853	9,664,503
Uponor Oyj	71,671	1,463,316
Valmet Oyj (b)	74,655	2,343,261
Wartsila OYJ Abp (b)	255,189	2,358,373
YIT Oyj (b)	70,847	270,380
		132,744,413
FRANCE — 7.5%
Accor SA (a)	200,247	6,512,587
Adevinta ASA (a)	77,417	715,912
Aeroports de Paris (a)	18,432	2,789,138
Air Liquide SA	248,510	43,942,130
Airbus SE (a)	334,524	41,076,899
Albioma SA	179,344	8,800,029
Alstom SA	220,610	5,220,972
See accompanying notes to financial statements.
90

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Alten SA	16,315	$ 2,496,022
Arkema SA	24,082	2,913,939
Atos SE	48,462	1,335,630
AXA SA	1,128,611	33,358,981
BioMerieux	23,889	2,571,359
BNP Paribas SA	622,005	35,939,405
Bollore SE	306,293	1,620,149
Bouygues SA	183,445	6,456,003
Bureau Veritas SA	131,034	3,781,923
Capgemini SE	88,556	19,952,701
Carrefour SA	553,787	12,104,684
Casino Guichard Perrachon SA (a)	79,224	1,472,082
CGG SA (a)	393,338	453,403
Christian Dior SE	1,772	1,219,445
Cie de Saint-Gobain	372,389	22,486,163
Cie Generale des Etablissements Michelin SCA	86,698	11,860,317
Cie Plastic Omnium SA	40,650	746,282
Claranova SADIR (a)	67,904	315,209
CNP Assurances	87,555	2,123,714
Covivio REIT	34,448	2,765,024
Credit Agricole SA	726,665	8,801,592
Danone SA	302,037	16,813,159
Dassault Systemes SE	286,175	14,237,824
Edenred	230,312	11,511,051
Eiffage SA	29,601	3,070,912
Electricite de France SA	244,286	2,319,583
Elior Group SA (a)(e)	67,090	226,929
Elis SA (a)	103,844	1,548,264
Engie SA	922,764	12,252,800
EssilorLuxottica SA	135,421	25,057,454
Eurazeo SE	28,197	2,396,928
Eutelsat Communications SA	48,047	526,255
Faurecia SE (c)	41,306	1,086,933
Faurecia SE (c)	10,474	275,149
Fnac Darty SA (c)	18,811	974,504
Fnac Darty SA (c)	1,233	64,971
Focus Home Interactive SA (a)	5,078	233,347
Gaztransport Et Technigaz SA	12,651	1,428,728
Gecina SA REIT	24,105	3,065,576
Getlink SE	230,624	4,194,190
Hermes International	20,306	29,179,475
ICADE REIT	26,094	1,694,104
See accompanying notes to financial statements.
91

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Imerys SA	22,012	$ 955,175
Ipsen SA	20,270	2,555,303
Kering SA	42,503	27,225,414
Klepierre SA REIT (a)	107,567	2,893,970
Lagardere SA (a)	175,946	4,960,720
Legrand SA	154,113	14,811,913
L'Oreal SA	127,244	51,513,181
LVMH Moet Hennessy Louis Vuitton SE	142,800	103,180,867
McPhy Energy SA (a)	3,509	74,181
Nanobiotix SA (a)	47,768	352,910
Nexans SA	55,264	5,229,682
Novacyt SA (a)	42,769	121,109
Orange SA	1,180,852	14,063,721
Orpea SA	25,853	1,132,779
Pernod Ricard SA	118,583	26,295,923
Poxel SA (a)	13,395	34,279
Publicis Groupe SA	215,088	13,224,697
Renault SA (a)	136,069	3,614,608
Rexel SA	166,940	3,609,042
Rubis SCA	58,446	1,734,349
Safran SA	187,265	22,348,742
Sanofi	640,822	65,960,627
Sartorius Stedim Biotech	13,115	5,435,672
SCOR SE	103,755	3,369,782
SEB SA	16,344	2,302,241
Societe BIC SA	14,828	754,306
Societe Generale SA	418,846	11,399,072
Sodexo SA	57,116	4,690,000
SOITEC (a)	11,279	2,147,234
Technicolor SA (a)	9,664	36,559
Teleperformance	33,154	12,774,594
Television Francaise 1	66,483	651,696
Thales SA	57,172	7,248,638
TotalEnergies SE	1,408,272	72,125,062
Ubisoft Entertainment SA (a)	89,525	3,979,420
Unibail-Rodamco-Westfield CDI (a)	411,408	1,557,092
Unibail-Rodamco-Westfield REIT (a)	54,439	4,129,770
Valeo	216,926	4,044,033
Vallourec SA (a)	7,169	93,007
Valneva SE (a)	79,907	1,390,530
Veolia Environnement SA	575,588	18,630,055
Vinci SA	270,360	27,972,892
See accompanying notes to financial statements.
92

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Vivendi SE	623,013	$ 8,207,436
Wendel SE	16,580	1,708,261
Worldline SA (a)(e)	65,779	2,889,869
		979,420,243
GERMANY — 6.4%
1&1 AG	24,063	543,506
Aareal Bank AG	27,777	880,823
adidas AG	110,958	26,160,633
ADLER Group SA (b)(e)	34,002	455,123
Affimed NV (a)(b)	316,210	1,381,838
AIXTRON SE	62,716	1,395,271
Allianz SE	204,741	49,331,201
Aroundtown SA	554,191	3,202,728
AURELIUS Equity Opportunities SE & Co. KGaA	29,259	819,736
Aurubis AG	16,565	1,998,848
BASF SE	507,942	29,252,775
Bayer AG	512,002	35,377,076
Bayerische Motoren Werke AG	179,218	15,673,387
Bayerische Motoren Werke AG Preference Shares	24,080	1,883,521
Bechtle AG	44,424	2,530,733
Beiersdorf AG	46,662	4,942,640
Bilfinger SE	69,857	2,686,225
BioNTech SE ADR (a)	44,587	7,604,759
Brenntag SE	88,434	7,216,371
CANCOM SE	30,022	1,887,325
Carl Zeiss Meditec AG	20,304	3,319,784
CECONOMY AG	92,206	351,279
Commerzbank AG (a)	520,723	4,013,383
CompuGroup Medical SE & Co. KgaA	22,380	1,379,522
Continental AG (a)	58,831	4,280,975
Covestro AG (e)	102,271	5,216,219
CTS Eventim AG & Co. KGaA (a)	25,951	1,790,789
CureVac NV (a)(b)	26,736	524,293
Daimler Truck Holding AG (a)	259,701	7,290,370
Deutsche Bank AG (a)	1,152,428	14,758,690
Deutsche Boerse AG	131,667	23,879,390
Deutsche EuroShop AG	35,159	654,081
Deutsche Lufthansa AG (a)	205,915	1,685,802
Deutsche Pfandbriefbank AG (e)	116,848	1,437,271
Deutsche Post AG	641,673	31,092,855
Deutsche Telekom AG	1,551,749	29,234,012
Deutz AG (a)	67,171	351,118
See accompanying notes to financial statements.
93

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
DMG Mori AG	40,641	$ 1,890,163
Duerr AG	25,984	775,396
DWS Group GmbH & Co. KGaA (e)	18,685	691,471
E.ON SE	1,149,487	13,482,976
Encavis AG	91,044	1,925,715
Evonik Industries AG	68,302	1,913,585
Evotec SE (a)	66,305	2,021,415
Fielmann AG	14,704	808,204
Fraport AG Frankfurt Airport Services Worldwide (a)	29,532	1,659,369
Freenet AG	73,679	1,992,089
Fresenius Medical Care AG & Co. KGaA	122,414	8,275,753
Fresenius SE & Co. KGaA	225,633	8,371,283
FUCHS PETROLUB SE Preference Shares	38,868	1,417,620
FUCHS PETROLUB SE	30,900	885,652
GEA Group AG	100,233	4,160,971
Gerresheimer AG	23,995	1,770,080
Grand City Properties SA	64,052	1,291,367
GRENKE AG	14,706	413,975
Hamborner REIT AG	286,895	3,057,430
Hannover Rueck SE	33,355	5,728,307
Hapag-Lloyd AG (e)	15,055	5,303,351
HeidelbergCement AG	81,049	4,658,657
HelloFresh SE (a)	72,748	3,315,429
Henkel AG & Co. KGaA Preference Shares	112,616	7,603,339
Henkel AG & Co. KGaA	62,872	4,193,775
HOCHTIEF AG	9,234	628,782
HUGO BOSS AG	36,961	2,164,802
Hypoport SE (a)	2,065	791,301
Infineon Technologies AG	643,405	22,181,689
Jenoptik AG	28,029	857,004
Jumia Technologies AG ADR (a)	70,732	677,613
Jungheinrich AG Preference Shares	25,951	760,551
K+S AG (a)	120,357	3,675,974
KION Group AG	47,394	3,163,977
Krones AG	9,161	769,061
LANXESS AG	51,710	2,295,077
LEG Immobilien SE	35,414	4,068,401
Leoni AG (a)(b)	18,438	188,944
Marley Spoon AG CDI (a)	163,161	61,875
Mercedes-Benz Group AG	522,500	37,096,567
Merck KGaA	116,928	24,699,480
METRO AG (a)	92,206	827,515
See accompanying notes to financial statements.
94

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MorphoSys AG (a)	12,879	$ 354,806
MTU Aero Engines AG	29,488	6,913,031
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	83,709	22,632,739
Nemetschek SE	29,457	2,877,675
New Work SE	1,723	355,430
Nordex SE (a)(b)	47,399	836,433
Norma Group SE	27,741	804,369
Northern Data AG (a)	16,925	1,090,350
PATRIZIA AG	42,961	815,478
Pfeiffer Vacuum Technology AG	3,644	703,861
Porsche Automobil Holding SE Preference Shares	99,498	9,731,099
ProSiebenSat.1 Media SE	126,109	1,626,253
Puma SE	52,131	4,491,797
Rational AG	1,845	1,287,130
Rheinmetall AG	24,030	5,136,175
RWE AG	306,474	13,479,666
Salzgitter AG (a)	57,257	2,693,533
SAP SE	591,815	66,585,813
Sartorius AG Preference Shares	25,916	11,583,198
Schaeffler AG Preference Shares	92,769	580,093
Scout24 SE (e)	35,177	2,035,264
Siemens AG	455,680	63,711,188
Siemens Energy AG (a)	231,493	5,336,866
Siemens Healthineers AG (e)	77,376	4,841,838
Siltronic AG	11,117	1,153,564
Sixt SE (a)(b)	6,012	818,765
Sixt SE Preference Shares	9,238	698,949
Software AG	27,801	965,722
Stabilus SA	12,998	651,089
Stroeer SE & Co. KGaA	22,634	1,576,501
Suedzucker AG	38,770	504,708
Symrise AG	69,983	8,475,780
TAG Immobilien AG	81,158	1,855,675
Talanx AG (a)	35,621	1,586,141
TeamViewer AG (a)(e)	54,366	814,502
Telefonica Deutschland Holding AG	289,074	794,125
Thyssenkrupp AG (a)	294,522	2,552,783
TUI AG (a)(b)	740,447	2,359,282
Uniper SE	114,920	2,992,059
United Internet AG	70,024	2,429,303
Varta AG (b)	14,930	1,493,407
See accompanying notes to financial statements.
95

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Vitesco Technologies Group AG Class A (a)	11,685	$ 468,047
Volkswagen AG	16,762	4,218,685
Volkswagen AG Preference Shares	101,064	17,654,475
Vonovia SE	422,968	19,911,740
Wacker Chemie AG	9,159	1,577,021
Wallstreet:Online AG (a)	29,532	596,387
Zalando SE (a)(e)	98,655	5,049,352
		830,702,484
GHANA — 0.0% (d)
Tullow Oil PLC (a)	1,023,233	724,007
HONG KONG — 1.9%
AIA Group, Ltd.	6,468,000	68,095,947
ASM Pacific Technology, Ltd.	179,100	1,818,123
Bank of East Asia, Ltd.	750,155	1,178,194
Cafe de Coral Holdings, Ltd.	140,000	234,185
Cathay Pacific Airways, Ltd. (a)(b)	1,417,000	1,395,034
Champion REIT (b)	1,464,000	665,506
China Eco-Farming, Ltd. (a)	1,400	34
China Youzan, Ltd. (a)	7,272,000	150,428
Chow Sang Sang Holdings International, Ltd.	508,000	590,290
CK Asset Holdings, Ltd.	712,531	4,885,833
CK Infrastructure Holdings, Ltd.	287,500	1,925,502
CLP Holdings, Ltd.	925,000	9,018,024
Dah Sing Banking Group, Ltd.	562,925	500,288
Dah Sing Financial Holdings, Ltd.	46,885	152,663
Dairy Farm International Holdings, Ltd. (b)	325,300	917,346
Esprit Holdings, Ltd. (a)(b)	2,987,228	339,484
Fortune Real Estate Investment Trust	1,543,000	1,389,043
Glory Sun Financial Group, Ltd. (a)(b)	17,428,000	278,175
Haitong International Securities Group, Ltd. (b)	1,379,000	248,281
Hang Lung Group, Ltd.	1,817,000	3,860,725
Hang Lung Properties, Ltd.	1,768,000	3,566,974
Hang Seng Bank, Ltd.	146,600	2,830,391
Henderson Land Development Co., Ltd.	215,869	898,604
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	2,852,000	2,785,939
HKBN, Ltd.	723,000	829,963
HKT Trust & HKT, Ltd. Stapled Security	1,800,900	2,474,358
Hong Kong & China Gas Co., Ltd.	5,128,625	6,214,809
Hong Kong Exchanges & Clearing, Ltd.	723,839	34,327,681
Hong Kong Technology Venture Co., Ltd. (b)	1,307,000	1,159,901
See accompanying notes to financial statements.
96

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hongkong Land Holdings, Ltd.	1,290,600	$ 6,323,940
Hysan Development Co., Ltd.	377,841	1,104,855
Jardine Matheson Holdings, Ltd.	160,105	8,805,775
Johnson Electric Holdings, Ltd.	110,500	152,951
Kerry Properties, Ltd.	645,500	1,825,705
Landing International Development, Ltd. (a)	132,000	3,809
Link REIT	1,684,768	14,413,701
LK Technology Holdings, Ltd. (b)	92,500	140,556
Long Well International Holdings Ltd (a)(f)	3,424,000	—
Luk Fook Holdings International, Ltd.	132,000	321,598
Man Wah Holdings, Ltd.	738,800	810,365
Melco International Development, Ltd. (a)	229,000	211,707
Melco Resorts & Entertainment, Ltd. ADR (a)	82,944	633,692
Modern Dental Group, Ltd. (a)	756,000	288,638
New World Development Co., Ltd.	631,129	2,566,777
NWS Holdings, Ltd.	1,554,000	1,428,710
Pacific Basin Shipping, Ltd. (b)	14,606,000	7,926,488
Pacific Textiles Holdings, Ltd.	1,523,000	705,939
PAX Global Technology, Ltd.	1,423,000	1,171,994
PCCW, Ltd.	1,739,875	981,976
Perfect Medical Health Management, Ltd.	1,200,000	743,162
Power Assets Holdings, Ltd.	102,500	668,160
Prosperity REIT	1,604,000	583,727
Realord Group Holdings, Ltd. (a)(b)	550,000	710,729
Shun Tak Holdings, Ltd. (a)	760,000	166,918
Sino Land Co., Ltd.	3,927,858	5,095,773
Solomon Systech International, Ltd. (b)	4,314,000	330,516
Stella International Holdings, Ltd.	652,000	633,567
Sun Hung Kai Properties, Ltd.	857,509	10,248,850
SUNeVision Holdings, Ltd.	1,269,000	1,082,427
Sunlight Real Estate Investment Trust	1,304,000	642,725
Swire Pacific, Ltd. Class A	25,500	155,968
Swire Pacific, Ltd. Class B	892,500	900,318
Swire Properties, Ltd.	719,800	1,788,608
Techtronic Industries Co., Ltd.	901,000	14,599,803
Value Partners Group, Ltd. (b)	402,000	173,502
Vitasoy International Holdings, Ltd. (b)	230,000	436,423
Viva China Holdings, Ltd. (b)	1,280,000	160,176
VTech Holdings, Ltd. (b)	175,100	1,274,446
Wharf Real Estate Investment Co., Ltd. (b)	167,000	828,453
Yue Yuen Industrial Holdings, Ltd. (a)	802,500	1,295,247
Yuexiu Real Estate Investment Trust (b)	421,000	181,164
See accompanying notes to financial statements.
97

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Zhuguang Holdings Group Co., Ltd. (b)	3,332,000	$ 557,361
		245,808,924
INDONESIA — 0.0% (d)
First Pacific Co., Ltd.	3,304,000	1,337,396
IRELAND — 0.6%
AerCap Holdings NV (a)	46,211	2,323,489
Amarin Corp. PLC ADR (a)(b)	161,196	530,335
Bank of Ireland Group PLC (a)	513,191	3,316,380
C&C Group PLC (a)	293,098	756,379
CRH PLC	463,571	18,749,054
Dalata Hotel Group PLC (a)(b)	283,695	1,249,987
Flutter Entertainment PLC (a)(c)	48,822	5,703,790
Flutter Entertainment PLC (a)(c)	21,788	2,547,422
Glanbia PLC	70,003	817,054
Greencore Group PLC (a)	241,901	409,271
ICON PLC (a)	35,003	8,513,430
Kerry Group PLC Class A	86,575	9,738,730
Kingspan Group PLC	81,054	8,030,051
Ryanair Holdings PLC ADR (a)	69,722	6,074,181
Smurfit Kappa Group PLC	108,944	4,903,210
		73,662,763
ISRAEL — 0.8%
Airport City, Ltd. (a)	35,112	803,079
Alony Hetz Properties & Investments, Ltd.	79,430	1,322,402
Amot Investments, Ltd.	99,667	750,177
Bank Hapoalim BM	593,843	5,908,191
Bank Leumi Le-Israel BM	752,701	8,146,743
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	1,204,504	2,072,521
Biondvax Pharmaceuticals, Ltd. ADR (a)	294	488
Check Point Software Technologies, Ltd. (a)	81,552	11,275,379
Chemomab Therapeutics, Ltd. ADR (a)	35,406	170,657
Compugen, Ltd. (a)(b)	68,957	222,041
Electra, Ltd.	1,224	912,578
Enlight Renewable Energy, Ltd. (a)	445,762	1,049,994
Enlivex Therapeutics, Ltd. (a)(b)	21,436	120,042
First International Bank Of Israel, Ltd.	28,166	1,218,872
Gav-Yam Lands Corp., Ltd.	48,754	575,186
Global-e Online, Ltd. (a)	20,152	680,735
Harel Insurance Investments & Financial Services, Ltd.	62,524	766,060
Icecure Medical, Ltd. (a)	159,267	386,782
ICL Group, Ltd.	249,084	2,983,935
See accompanying notes to financial statements.
98

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Isracard, Ltd.	29,624	$ 146,762
Israel Discount Bank, Ltd. Class A	642,574	4,019,045
Melisron, Ltd. (a)	11,268	942,398
Mivne Real Estate KD, Ltd.	321,426	1,259,013
Nano Dimension, Ltd. ADR (a)	92,938	330,859
Nice, Ltd. (a)	35,127	7,715,006
Nova Ltd. (a)	14,295	1,562,875
Oramed Pharmaceuticals, Inc. (a)	31,258	270,382
Paz Oil Co., Ltd. (a)	5,357	787,120
Phoenix Holdings, Ltd.	79,074	1,041,931
Plus500, Ltd.	57,920	1,077,178
Radware, Ltd. (a)	22,076	705,770
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	91,365	7,300,611
Redhill Biopharma, Ltd. ADR (a)(b)	20,135	50,740
REIT 1, Ltd.	842,980	5,726,849
Sapiens International Corp. NV	14,210	361,211
Shapir Engineering and Industry, Ltd.	76,759	763,681
Shikun & Binui, Ltd. (a)	121,564	731,384
Shufersal, Ltd.	1,103,661	10,015,518
Sisram Medical, Ltd. (b)(e)	297,600	345,808
Strauss Group, Ltd.	200,188	5,979,450
Teva Pharmaceutical Industries, Ltd. ADR (a)	608,997	5,718,482
Wix.com, Ltd. (a)	23,876	2,494,087
		98,712,022
ITALY — 1.7%
A2A SpA	829,620	1,434,923
AMCO - Asset Management Co. SpA (a)(b)(f)	102	—
Amplifon SpA	46,286	2,087,815
Anima Holding SpA (e)	154,449	701,482
Assicurazioni Generali SpA (b)	174,257	4,027,035
Atlantia SpA (a)	231,195	4,861,821
Autogrill SpA (a)(b)	104,727	714,761
Azimut Holding SpA	59,519	1,399,310
Banca Generali SpA	40,659	1,525,467
Banca IFIS SpA	109,287	2,270,239
Banca Mediolanum SpA	139,243	1,201,628
Banca Monte dei Paschi di Siena SpA (a)(b)	8,996	9,363
Banca Popolare di Sondrio SPA (b)	409,376	1,693,520
Banco BPM SpA (b)	569,511	1,704,563
BFF Bank SpA (e)	163,652	1,226,359
Biesse SpA (a)(b)	5,594	102,450
BPER Banca (b)	783,356	1,385,410
See accompanying notes to financial statements.
99

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Brembo SpA (b)	250,362	$ 2,819,081
Brunello Cucinelli SpA (a)	18,830	1,112,509
Buzzi Unicem SpA (b)	64,188	1,203,764
Coca-Cola HBC AG (a)	99,563	2,096,779
Davide Campari-Milano NV	45,738	537,148
De' Longhi SpA	41,505	1,142,507
DiaSorin SpA (b)	13,058	2,061,663
Enav SpA (a)(e)	138,115	645,430
Enel SpA	3,128,552	21,122,612
Eni SpA	1,422,246	21,037,255
ERG SpA	29,873	1,002,464
Esprinet SpA	226,832	2,427,941
Falck Renewables SpA	66,348	651,111
Ferrari NV	59,945	13,252,857
FinecoBank Banca Fineco SpA	218,117	3,355,161
Hera SpA	409,351	1,523,984
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)(b)	298,240	1,450,127
Infrastrutture Wireless Italiane SpA (e)	129,925	1,469,463
Interpump Group SpA	111,413	5,665,141
Intesa Sanpaolo SpA	9,176,220	21,272,376
Iren SpA	1,687,375	4,513,410
Italgas SpA	183,125	1,186,664
Iveco Group NV (a)(b)	113,285	749,977
Leonardo SpA (a)	401,177	4,026,255
Mediobanca Banca di Credito Finanziario SpA	236,832	2,429,573
MFE-MediaForEurope NV Class A (a)(b)	407,934	288,446
MFE-MediaForEurope NV Class B (b)	407,934	476,582
Moncler SpA	90,221	5,093,506
Nexi SpA (a)(e)	136,119	1,590,255
Pirelli & C SpA (b)(e)	221,437	1,214,909
Poste Italiane SpA (e)	253,010	2,905,200
PRADA SpA	186,100	1,182,225
Prysmian SpA	115,052	3,963,271
Recordati Industria Chimica e Farmaceutica SpA	88,437	4,490,951
Reply SpA	77,363	12,911,695
Saipem SpA (a)(b)	557,416	710,760
Salvatore Ferragamo SpA (a)(b)	38,697	739,706
Snam SpA	1,222,777	7,118,257
Technogym SpA (b)(e)	98,247	785,972
Telecom Italia SpA (a)(b)(c)	8,154,616	3,025,924
Telecom Italia SpA (c)	2,204,150	755,354
Terna - Rete Elettrica Nazionale	799,148	6,923,095
See accompanying notes to financial statements.
100

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
UniCredit SpA	1,111,135	$ 12,183,783
Unipol Gruppo SpA	205,342	1,137,800
UnipolSai Assicurazioni SpA (b)	322,188	962,884
Zignago Vetro SpA	222,165	2,936,640
		216,498,613
JAPAN — 20.7%
3-D Matrix, Ltd. (a)(b)	191,700	516,465
ABC-Mart, Inc.	9,500	361,215
Acom Co., Ltd.	363,800	956,146
Activia Properties, Inc. REIT	169	590,369
ADEKA Corp.	22,400	499,029
Advance Residence Investment Corp. REIT	419	1,189,252
Advanced Media, Inc. (a)	6,800	33,559
Advantest Corp.	187,600	14,946,175
Aeon Co., Ltd.	739,020	15,888,549
AEON Financial Service Co., Ltd.	123,200	1,235,299
Aeon Mall Co., Ltd.	22,100	296,245
AEON REIT Investment Corp.	545	678,023
AGC, Inc.	178,400	7,209,491
AI inside, Inc. (a)(b)	1,800	78,303
Aica Kogyo Co., Ltd.	13,300	327,528
Aiming, Inc. (b)	135,700	365,593
Ain Holdings, Inc.	6,000	314,398
Air Water, Inc.	178,400	2,528,099
Aisin Corp.	179,100	6,190,109
Ajinomoto Co., Inc.	364,600	10,438,599
Akita Bank, Ltd.	16,555	229,417
ALBERT, Inc. (a)	10,100	488,461
Alconix Corp.	7,800	89,905
Alfresa Holdings Corp.	180,200	2,522,429
Alps Alpine Co., Ltd. (b)	179,200	1,787,940
Amada Co., Ltd.	186,400	1,664,738
Amano Corp.	23,000	416,321
ANA Holdings, Inc. (a)(b)	29,500	623,662
AnGes, Inc. (a)(b)	38,900	115,057
Anritsu Corp. (b)	34,000	435,032
Aomori Bank, Ltd. (a)	1,010	15,686
Aoyama Trading Co., Ltd.	2,100	11,696
Aozora Bank, Ltd. (b)	14,200	302,894
Arcs Co., Ltd.	21,600	376,565
As One Corp.	10,000	596,498
Asahi Group Holdings, Ltd.	374,236	13,754,618
See accompanying notes to financial statements.
101

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Asahi Holdings, Inc. (b)	33,200	$ 619,551
Asahi Intecc Co., Ltd.	146,700	2,908,014
Asahi Kasei Corp.	736,350	6,445,906
Asics Corp.	179,600	3,512,835
Astellas Pharma, Inc.	1,303,300	20,519,928
Atom Corp. (a)(b)	557,300	3,443,666
Awa Bank, Ltd.	2,310	41,318
Azbil Corp.	33,200	1,118,748
Bandai Namco Holdings, Inc.	180,600	13,826,037
Bank of Iwate, Ltd.	181,155	2,758,183
Bank of Kyoto, Ltd.	10,700	471,637
BASE, Inc. (a)(b)	61,500	226,492
BayCurrent Consulting, Inc.	3,100	1,144,222
Benefit One, Inc. (b)	24,500	522,801
Benesse Holdings, Inc.	35,900	664,612
Bic Camera, Inc. (b)	146,700	1,307,760
Bridgestone Corp.	308,665	12,099,922
Brightpath Biotherapeutics Co., Ltd. (a)	173,400	147,149
Brother Industries, Ltd.	179,400	3,306,429
CAICA DIGITAL, Inc. (a)(b)	766,980	954,183
Calbee, Inc. (b)	15,800	306,562
Can Do Co., Ltd. (b)	5,300	97,551
Canon Marketing Japan, Inc.	48,900	1,016,475
Canon, Inc. (b)	728,816	17,971,957
Capcom Co., Ltd.	35,200	860,751
Casio Computer Co., Ltd. (b)	373,500	4,332,754
Central Japan Railway Co.	121,800	16,020,902
Change, Inc. (b)	51,600	844,731
Chiba Bank, Ltd.	353,150	2,109,444
Chubu Electric Power Co., Inc.	367,365	3,822,715
Chugai Pharmaceutical Co., Ltd.	492,740	16,632,385
Chugoku Bank, Ltd.	178,400	1,286,097
Chugoku Electric Power Co., Inc. (b)	178,900	1,248,431
Citizen Watch Co., Ltd. (b)	181,300	778,227
CKD Corp.	26,100	405,343
Coca-Cola Bottlers Japan Holdings, Inc.	178,000	2,114,735
COLOPL, Inc.	2,000	10,496
Colowide Co., Ltd. (b)	2,400	35,118
Comforia Residential REIT, Inc.	127	343,724
COMSYS Holdings Corp. (b)	32,900	723,190
Concordia Financial Group, Ltd.	736,500	2,779,131
COOKPAD, Inc. (a)(b)	179,100	435,300
See accompanying notes to financial statements.
102

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cosmo Energy Holdings Co., Ltd.	59,500	$ 1,289,269
Cosmos Pharmaceutical Corp.	6,000	733,100
Credit Saison Co., Ltd.	367,400	3,944,158
Creek & River Co., Ltd.	9,600	162,459
CrowdWorks, Inc. (a)	51,500	524,865
CyberAgent, Inc.	157,300	1,977,671
Dai Nippon Printing Co., Ltd.	154,500	3,663,448
Daicel Corp.	182,300	1,227,099
Daido Steel Co., Ltd.	8,500	258,414
Daifuku Co., Ltd.	10,600	767,654
Dai-ichi Life Holdings, Inc.	734,300	15,118,564
Daiichi Sankyo Co., Ltd.	1,101,195	24,314,749
Daiichikosho Co., Ltd.	15,000	430,072
Daikin Industries, Ltd.	188,610	34,823,894
Daio Paper Corp. (b)	41,700	543,861
Daiseki Co., Ltd.	21,720	826,747
Daishi Hokuetsu Financial Group, Inc.	1,517	31,309
Daito Trust Construction Co., Ltd.	14,155	1,514,920
Daiwa House Industry Co., Ltd.	371,000	9,784,313
Daiwa House REIT Investment Corp.	1,672	4,518,360
Daiwa Office Investment Corp. REIT	92	573,792
Daiwa Securities Group, Inc. (b)	1,674,450	9,556,264
Daiwa Securities Living Investments Corp. REIT	570	540,531
Daiwabo Holdings Co., Ltd.	40,000	543,440
DCM Holdings Co., Ltd.	49,200	427,244
Demae-Can Co., Ltd. (a)(b)	1,200	7,771
DeNA Co., Ltd. (a)	179,000	2,743,069
Denka Co., Ltd.	7,000	196,087
Denso Corp.	339,310	21,973,031
Dentsu Group, Inc.	180,200	7,452,968
Descente, Ltd. (b)	37,600	958,781
Dexerials Corp.	53,900	1,485,442
DIC Corp.	36,700	758,038
Digital Garage, Inc.	12,500	473,738
Dip Corp. (b)	32,300	894,154
Disco Corp.	7,100	2,012,276
DMG Mori Co., Ltd.	27,200	375,142
Dowa Holdings Co., Ltd.	4,400	203,370
Duskin Co., Ltd.	18,300	405,427
East Japan Railway Co.	189,600	11,106,538
Ebara Corp.	3,800	214,146
Eisai Co., Ltd.	184,851	8,635,264
See accompanying notes to financial statements.
103

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Electric Power Development Co., Ltd.	172,400	$ 2,482,844
EM Systems Co., Ltd.	32,700	210,681
en japan, Inc.	33,700	819,628
ENEOS HoldingS, Inc.	2,025,900	7,644,591
euglena Co., Ltd. (a)(b)	5,000	33,862
EXEO Group, Inc.	12,400	230,990
Ezaki Glico Co., Ltd.	48,500	1,486,468
FAN Communications, Inc.	5,200	18,594
Fancl Corp.	16,900	380,676
FANUC Corp.	130,955	23,353,417
Fast Retailing Co., Ltd.	23,800	12,351,489
Feed One Co., Ltd.	554,780	3,062,431
FFRI Security, Inc. (a)	7,500	72,049
Financial Products Group Co., Ltd.	183,400	1,304,010
FINDEX, Inc. (b)	165,100	961,695
Fixstars Corp.	7,700	52,718
Focus Systems Corp. (b)	13,300	103,661
Food & Life Cos., Ltd.	27,000	764,119
Foster Electric Co., Ltd.	186,400	1,110,337
FP Corp.	11,600	278,687
Freee KK (a)(b)	3,100	112,251
Frontier Real Estate Investment Corp. REIT	177	739,353
Fuji Corp.	29,600	542,128
Fuji Electric Co., Ltd.	38,300	1,943,794
Fuji Kyuko Co., Ltd. (b)	11,500	370,463
Fuji Oil Holdings, Inc.	20,000	326,262
Fuji Seal International, Inc.	17,500	242,657
Fuji Soft, Inc.	10,800	548,119
FUJIFILM Holdings Corp.	319,710	19,760,778
Fujikura, Ltd. (a)	156,700	806,900
Fujitec Co., Ltd.	30,500	791,555
Fujitsu General, Ltd.	23,800	468,647
Fujitsu, Ltd.	174,951	26,543,544
Fukuoka Financial Group, Inc.	370,434	7,245,399
Fukuoka REIT Corp.	10	13,841
Fukuyama Transporting Co., Ltd.	9,000	270,649
Funai Soken Holdings, Inc. (b)	41,400	753,471
Furukawa Electric Co., Ltd.	181,655	3,256,694
Fuyo General Lease Co., Ltd.	10,000	575,901
GA Technologies Co., Ltd. (a)(b)	15,300	170,175
Gakujo Co., Ltd.	17,400	142,784
giftee, Inc. (a)(b)	8,200	86,881
See accompanying notes to financial statements.
104

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Glory, Ltd. (b)	15,000	$ 256,066
GLP J-REIT (a)	1,861	2,842,673
GMO internet, Inc.	26,400	609,457
GMO Payment Gateway, Inc.	7,400	766,978
GNI Group, Ltd. (a)(b)	36,900	423,495
Goldwin, Inc.	31,600	1,616,774
GS Yuasa Corp.	74,100	1,429,191
Gumi, Inc.	15,300	81,306
GungHo Online Entertainment, Inc.	8,100	173,779
Gunma Bank, Ltd.	190,200	554,734
Gurunavi, Inc. (a)(b)	5,200	18,337
H.U. Group Holdings, Inc.	20,000	478,682
Hachijuni Bank, Ltd.	361,900	1,213,539
Hakuhodo DY Holdings, Inc.	182,800	2,326,888
Hamamatsu Photonics KK	179,200	9,670,525
Hankyu Hanshin Holdings, Inc.	183,900	5,371,168
Hankyu Hanshin REIT, Inc.	1,873	2,377,996
Hanwa Co., Ltd.	18,700	499,180
Harmonic Drive Systems, Inc. (b)	10,200	354,636
Haseko Corp.	183,200	2,123,686
Hazama Ando Corp.	138,700	1,033,036
Heiwa Real Estate REIT, Inc.	5,525	6,818,908
Hikari Tsushin, Inc.	5,000	575,489
Hino Motors, Ltd. (b)	179,900	1,067,172
Hirogin Holdings, Inc. (b)	173,200	924,685
Hirose Electric Co., Ltd.	8,240	1,212,494
HIS Co., Ltd. (a)	46,700	822,228
Hisamitsu Pharmaceutical Co., Inc.	23,800	717,677
Hitachi Construction Machinery Co., Ltd.	13,700	360,630
Hitachi Metals, Ltd. (a)	150,000	2,522,348
Hitachi Transport System, Ltd.	18,400	1,018,727
Hitachi Zosen Corp.	110,300	677,930
Hitachi, Ltd.	589,595	29,947,297
Hokkoku Financial Holdings, Inc.	16,555	417,370
Hokuhoku Financial Group, Inc.	28,600	210,421
Hokuriku Electric Power Co. (b)	180,800	790,977
Honda Motor Co., Ltd.	941,275	27,042,026
Horiba, Ltd.	4,900	270,484
Hoshino Resorts REIT, Inc.	98	551,464
Hoshizaki Corp.	15,400	1,067,057
House Foods Group, Inc.	12,000	286,122
Hoya Corp.	187,006	21,616,430
See accompanying notes to financial statements.
105

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hulic Co., Ltd.	185,400	$ 1,681,775
Hulic REIT, Inc.	1,463	2,008,122
Hyakugo Bank, Ltd. (b)	178,750	493,357
Ibiden Co., Ltd.	185,200	9,231,390
IBJ, Inc. (b)	17,100	113,131
Ichigo Office REIT Investment Corp.	7,385	5,366,484
Idemitsu Kosan Co., Ltd.	157,494	4,379,339
IHI Corp.	30,800	748,589
Iida Group Holdings Co., Ltd.	164,800	2,871,695
Inaba Denki Sangyo Co., Ltd.	23,600	482,986
Industrial & Infrastructure Fund Investment Corp. REIT	160	243,740
Infomart Corp.	732,000	3,986,422
INFRONEER Holdings, Inc. (b)	112,012	961,619
Inpex Corp.	557,400	6,613,026
Intage Holdings, Inc.	362,800	5,132,256
Internet Initiative Japan, Inc.	23,000	777,878
Invincible Investment Corp. REIT	3,467	1,205,416
IR Japan Holdings, Ltd.	3,600	129,170
Iriso Electronics Co., Ltd.	4,400	121,079
Isetan Mitsukoshi Holdings, Ltd.	187,700	1,495,414
Isuzu Motors, Ltd.	742,700	9,717,055
ITmedia, Inc.	9,100	135,553
Ito En, Ltd.	8,200	406,031
ITOCHU Corp.	775,250	26,468,680
Itochu Techno-Solutions Corp.	23,600	610,538
Itoham Yonekyu Holdings, Inc.	121,700	650,738
Iwatani Corp.	18,400	783,753
Iyo Bank, Ltd.	184,100	910,072
Izumi Co., Ltd.	6,100	161,829
J Front Retailing Co., Ltd.	178,800	1,468,701
JAFCO Group Co., Ltd. (a)	41,100	634,912
Japan Airlines Co., Ltd. (a)	14,000	264,140
Japan Airport Terminal Co., Ltd. (a)	18,600	856,634
Japan Elevator Service Holdings Co., Ltd.	51,200	674,511
Japan Excellent, Inc. REIT	1,790	1,990,937
Japan Exchange Group, Inc.	368,800	6,946,050
Japan Hotel REIT Investment Corp.	1,862	955,737
Japan Logistics Fund, Inc. REIT	37	96,787
Japan Metropolitan Fund Invest REIT	12,750	10,819,773
Japan Post Bank Co., Ltd. (b)	12,600	102,253
Japan Post Holdings Co., Ltd.	77,200	571,423
Japan Post Insurance Co., Ltd.	14,300	251,656
See accompanying notes to financial statements.
106

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Japan Prime Realty Investment Corp. REIT	120	$ 394,974
Japan Real Estate Investment Corp. REIT	151	794,966
Japan Steel Works, Ltd.	31,100	978,801
Japan Tobacco, Inc.	547,800	9,421,483
JCR Pharmaceuticals Co., Ltd.	24,400	453,724
Jeol, Ltd.	15,300	866,002
JFE Holdings, Inc.	369,510	5,245,444
JGC Holdings Corp.	180,100	2,172,329
JMDC, Inc. (a)	24,400	1,358,962
JSR Corp. (b)	364,700	10,907,197
J-Stream, Inc. (b)	9,400	60,485
JTEKT Corp.	181,100	1,438,356
Justsystems Corp. (b)	13,100	624,915
Kadokawa Corp.	46,800	1,241,574
Kagome Co., Ltd.	11,700	300,754
Kajima Corp.	180,237	2,214,075
Kakaku.com, Inc. (b)	182,500	4,145,438
Kaken Pharmaceutical Co., Ltd.	36,900	1,182,624
Kamigumi Co., Ltd.	18,400	333,512
Kaneka Corp.	7,600	221,973
Kansai Electric Power Co., Inc.	734,800	6,956,006
Kansai Paint Co., Ltd.	182,500	2,966,612
Kao Corp.	336,900	13,947,868
Katitas Co., Ltd.	20,300	565,306
Kawasaki Heavy Industries, Ltd. (b)	40,200	737,262
Kawasaki Kisen Kaisha, Ltd. (b)	33,700	2,226,768
KDDI Corp.	950,200	31,353,664
Keihan Holdings Co., Ltd. (b)	22,700	562,941
Keikyu Corp. (b)	184,200	1,903,084
Keio Corp. (b)	14,700	579,522
Keisei Electric Railway Co., Ltd.	180,300	5,072,910
Kenedix Office Investment Corp. REIT	42	252,952
Kenedix Residential Next Investment Corp. REIT	223	392,260
Kenedix Retail REIT Corp.	237	546,345
Kewpie Corp.	5,500	106,126
Key Coffee, Inc. (b)	16,100	265,957
Keyence Corp.	134,900	63,629,454
Kikkoman Corp.	24,800	1,661,166
Kinden Corp.	43,500	565,545
Kintetsu Group Holdings Co., Ltd. (b)	24,410	704,898
Kirin Holdings Co., Ltd.	548,400	8,263,840
Kiyo Bank, Ltd.	372,800	4,232,489
See accompanying notes to financial statements.
107

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
KNT-CT Holdings Co., Ltd. (a)(b)	71,300	$ 933,435
Kobayashi Pharmaceutical Co., Ltd.	14,300	1,156,960
Kobe Bussan Co., Ltd.	30,400	945,499
Kobe Steel, Ltd.	186,399	907,615
Koei Tecmo Holdings Co., Ltd. (b)	21,060	696,650
Koito Manufacturing Co., Ltd.	16,700	684,511
Kokuyo Co., Ltd.	147,500	1,962,616
Komatsu, Ltd.	608,420	14,752,462
Konami Holdings Corp.	26,100	1,666,529
Konica Minolta, Inc.	560,775	2,384,016
Kose Corp.	10,300	1,093,858
Kotobuki Spirits Co., Ltd. (b)	9,600	515,691
K's Holdings Corp.	178,800	1,860,551
Kubota Corp.	753,850	14,303,741
Kuraray Co., Ltd.	186,000	1,619,790
Kureha Corp.	8,000	646,591
Kurita Water Industries, Ltd.	185,510	6,946,595
Kusuri no Aoki Holdings Co., Ltd. (b)	7,000	392,173
Kyocera Corp.	185,800	10,534,917
Kyoritsu Maintenance Co., Ltd. (b)	1,200	45,677
Kyowa Kirin Co., Ltd.	180,300	4,230,644
Kyudenko Corp.	8,200	193,625
Kyushu Electric Power Co., Inc.	188,500	1,268,832
Kyushu Financial Group, Inc.	180,100	595,016
Kyushu Railway Co.	18,500	382,117
LaSalle Logiport REIT	298	430,151
Lasertec Corp.	31,600	5,411,378
Lawson, Inc.	12,900	496,869
Leopalace21 Corp. (a)(b)	1,600	2,663
LIKE, Inc. (b)	6,200	104,819
Lion Corp.	178,600	2,004,146
Lixil Corp.	180,400	3,403,633
Locondo, Inc. (a)	26,200	240,900
M3, Inc.	354,100	13,037,882
Mabuchi Motor Co., Ltd.	42,900	1,351,946
Makita Corp.	181,600	5,887,506
Mani, Inc.	21,000	253,990
Marubeni Corp.	1,850,050	21,735,706
Maruha Nichiro Corp.	10,200	201,437
Marui Group Co., Ltd. (b)	180,700	3,349,743
Maruichi Steel Tube, Ltd.	65,500	1,489,434
MatsukiyoCocokara & Co.	39,260	1,402,201
See accompanying notes to financial statements.
108

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Matsuya Co., Ltd. (a)(b)	367,400	$ 2,321,696
Maxvalu Tokai Co., Ltd.	5,100	107,946
Mazda Motor Corp.	370,000	2,770,999
McDonald's Holdings Co. Japan, Ltd.	20,100	839,605
Mebuki Financial Group, Inc.	547,400	1,154,557
Medical Data Vision Co., Ltd.	3,800	37,663
Medipal Holdings Corp.	371,799	6,172,399
Medley, Inc. (a)(b)	28,100	598,232
MedPeer, Inc. (a)	15,500	510,814
MEIJI Holdings Co., Ltd.	29,100	1,584,766
Meiko Network Japan Co., Ltd. (b)	367,300	1,755,172
Meitec Corp.	10,500	575,283
Menicon Co., Ltd. (b)	20,200	488,794
Mercari, Inc. (a)	25,300	672,235
Milbon Co., Ltd.	22,600	1,020,375
MINEBEA MITSUMI, Inc.	187,700	4,166,128
Mirait Holdings Corp.	39,700	637,490
MISUMI Group, Inc.	182,600	5,513,730
Mitsubishi Chemical Holdings Corp.	919,300	6,188,754
Mitsubishi Corp.	944,538	35,804,897
Mitsubishi Electric Corp.	1,343,650	15,609,034
Mitsubishi Estate Co., Ltd.	739,825	11,087,470
Mitsubishi Estate Logistics REIT Investment Corp. (a)	139	542,257
Mitsubishi Gas Chemical Co., Inc.	180,300	3,091,282
Mitsubishi HC Capital, Inc.	363,000	1,704,717
Mitsubishi Heavy Industries, Ltd.	31,410	1,040,315
Mitsubishi Logistics Corp.	65,500	1,640,536
Mitsubishi Materials Corp.	17,100	301,918
Mitsubishi Motors Corp. (a)(b)	554,100	1,511,078
Mitsubishi UFJ Financial Group, Inc.	5,753,724	36,041,659
Mitsui & Co., Ltd.	1,164,526	31,930,319
Mitsui Chemicals, Inc.	143,410	3,650,973
Mitsui Fudosan Co., Ltd.	557,100	12,025,557
Mitsui Fudosan Logistics Park, Inc. REIT	136	644,284
Mitsui High-Tec, Inc.	18,500	1,897,631
Mitsui Mining & Smelting Co., Ltd.	25,400	702,097
Mitsui OSK Lines, Ltd.	42,765	1,204,995
Miura Co., Ltd.	16,300	407,584
Mixi, Inc. (b)	2,100	38,116
Mizuho Financial Group, Inc.	1,004,970	12,974,566
Mochida Pharmaceutical Co., Ltd.	12,000	369,269
Monex Group, Inc.	72,300	390,763
See accompanying notes to financial statements.
109

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Money Forward, Inc. (a)	21,600	$ 977,005
MonotaRO Co., Ltd.	118,300	2,567,268
Mori Hills REIT Investment Corp.	482	600,043
Mori Trust Sogo REIT, Inc.	237	279,226
Morinaga & Co., Ltd.	20,900	656,058
Morinaga Milk Industry Co., Ltd.	12,000	517,075
MS&AD Insurance Group Holdings, Inc.	369,799	12,119,962
Murata Manufacturing Co., Ltd.	397,800	26,603,029
Musashino Bank, Ltd. (b)	184,755	2,675,998
Nabtesco Corp.	15,000	402,884
Nachi-Fujikoshi Corp.	1,500	51,782
Nagase & Co., Ltd.	151,800	2,277,469
Nagawa Co., Ltd. (b)	10,700	886,855
Nagoya Railroad Co., Ltd. (b)	166,600	2,978,554
Nakanishi, Inc.	32,700	608,335
Nankai Electric Railway Co., Ltd.	29,100	566,536
NanoCarrier Co., Ltd. (a)(b)	371,000	788,614
Nanto Bank, Ltd.	184,555	3,007,619
NEC Corp.	33,800	1,434,150
NEC Networks & System Integration Corp.	32,100	472,343
NET One Systems Co., Ltd.	18,600	438,431
Nexon Co., Ltd.	354,000	8,551,415
NexTone, Inc. (a)(b)	18,000	428,292
NGK Insulators, Ltd.	184,100	2,658,927
NGK Spark Plug Co., Ltd.	165,700	2,698,982
NH Foods, Ltd.	28,800	984,717
NHK Spring Co., Ltd.	180,900	1,319,024
Nichias Corp.	24,600	512,166
Nichirei Corp.	177,800	3,470,304
Nidec Corp.	351,900	28,262,173
Nifco, Inc.	5,000	114,933
Nihon Kohden Corp.	21,800	530,025
Nihon M&A Center Holdings, Inc.	65,400	930,552
Nihon Parkerizing Co., Ltd.	40,600	311,754
Nihon Unisys, Ltd.	19,300	495,320
Nikkon Holdings Co., Ltd.	14,700	247,675
Nikon Corp.	369,200	3,996,942
Nintendo Co., Ltd.	43,900	22,305,359
Nippon Accommodations Fund, Inc. REIT	119	627,477
Nippon Building Fund, Inc. REIT	284	1,619,180
Nippon Electric Glass Co., Ltd.	33,700	754,103
Nippon Express Holdings, Inc.	27,000	1,873,038
See accompanying notes to financial statements.
110

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Nippon Gas Co., Ltd.	43,500	$ 534,365
Nippon Kayaku Co., Ltd.	127,600	1,220,545
Nippon Paint Holdings Co., Ltd.	785,100	6,998,791
Nippon Paper Industries Co., Ltd. (b)	4,200	35,953
Nippon Prologis REIT, Inc. (a)	1,782	5,234,051
NIPPON REIT Investment Corp.	97	306,084
Nippon Sanso Holdings Corp.	179,100	3,439,605
Nippon Shinyaku Co., Ltd.	18,500	1,269,660
Nippon Shokubai Co., Ltd.	12,200	535,745
Nippon Steel Corp.	547,000	9,784,033
Nippon Suisan Kaisha, Ltd.	1,113,300	5,026,475
Nippon Telegraph & Telephone Corp.	673,100	19,659,234
Nippon Television Holdings, Inc.	2,000	20,993
Nippon Yusen KK (b)	16,555	1,467,615
Nipro Corp.	157,500	1,328,774
Nishimatsu Construction Co., Ltd.	24,600	743,827
Nishi-Nippon Railroad Co., Ltd. (b)	16,000	353,681
Nissan Chemical Corp.	24,900	1,483,230
Nissan Motor Co., Ltd. (a)	1,468,141	6,626,139
Nissei ASB Machine Co., Ltd.	4,300	110,356
Nisshin Seifun Group, Inc.	181,800	2,555,310
Nisshinbo Holdings, Inc.	166,300	1,456,452
Nissin Foods Holdings Co., Ltd.	10,400	734,319
Nitori Holdings Co., Ltd.	14,600	1,847,629
Nitto Boseki Co., Ltd.	14,600	339,333
Nitto Denko Corp.	180,000	13,080,124
NOF Corp.	11,300	467,361
NOK Corp.	53,700	507,468
Nomura Holdings, Inc.	2,178,485	9,247,007
Nomura Real Estate Holdings, Inc.	33,900	819,186
Nomura Real Estate Master Fund, Inc. REIT (a)	1,881	2,498,185
Nomura Research Institute, Ltd.	153,200	5,074,060
NSD Co., Ltd.	29,700	536,374
NSK, Ltd. (b)	188,400	1,142,430
NTN Corp. (a)(b)	351,300	619,388
NTT Data Corp.	738,800	14,718,174
NTT UD REIT Investment Corp.	285	378,278
Obayashi Corp.	371,350	2,753,574
Obic Co., Ltd.	8,000	1,214,089
Odakyu Electric Railway Co., Ltd.	186,799	3,134,991
Ogaki Kyoritsu Bank, Ltd.	16,555	259,697
Oisix ra daichi, Inc. (a)(b)	4,200	104,330
See accompanying notes to financial statements.
111

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Oji Holdings Corp.	386,000	$ 1,930,398
Oki Electric Industry Co., Ltd.	3,600	25,092
Okinawa Financial Group, Inc.	181,200	3,066,404
OKUMA Corp.	11,800	495,819
Olympus Corp.	742,400	14,306,683
Omron Corp.	179,900	12,174,654
OncoTherapy Science, Inc. (a)(b)	350,300	199,141
Ono Pharmaceutical Co., Ltd.	364,500	9,207,473
Open House Group Co., Ltd.	21,200	946,686
Oracle Corp. Japan	8,500	595,263
Oriental Land Co., Ltd.	155,500	30,119,918
ORIX Corp.	738,900	14,899,755
Orix JREIT, Inc.	1,767	2,406,468
Osaka Gas Co., Ltd.	195,900	3,376,501
OSG Corp.	39,500	611,497
Otsuka Corp.	28,300	1,013,088
Otsuka Holdings Co., Ltd.	365,300	12,736,969
Outsourcing, Inc.	45,700	478,556
PALTAC Corp.	12,000	449,846
Pan Pacific International Holdings Corp.	216,300	3,500,006
Panasonic Corp.	1,309,850	12,826,008
Park24 Co., Ltd. (a)	50,100	830,907
Penta-Ocean Construction Co., Ltd.	173,900	878,276
PeptiDream, Inc. (a)	25,100	452,059
Persol Holdings Co., Ltd.	171,800	3,912,298
Pharma Foods International Co., Ltd. (b)	131,700	2,150,603
Pigeon Corp.	164,500	2,917,969
Pilot Corp.	15,200	658,719
Pola Orbis Holdings, Inc.	30,800	405,761
Precision System Science Co., Ltd. (a)(b)	34,700	124,648
Raccoon Holdings, Inc. (b)	11,200	117,191
Rakus Co., Ltd. (b)	31,300	430,399
Rakuten Group, Inc.	371,600	2,960,554
Raysum Co., Ltd. (b)	3,300	25,231
Recruit Holdings Co., Ltd.	918,400	40,965,747
Relo Group, Inc.	104,400	1,576,644
Renesas Electronics Corp. (a)	181,100	2,136,644
Rengo Co., Ltd.	193,300	1,245,401
RENOVA, Inc. (a)(b)	15,500	219,011
ReproCELL, Inc. (a)(b)	370,800	693,484
Resona Holdings, Inc.	1,289,800	5,569,386
Resorttrust, Inc.	37,100	639,755
See accompanying notes to financial statements.
112

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ricoh Co., Ltd.	367,800	$ 3,218,155
Ringer Hut Co., Ltd. (b)	900	16,713
Rinnai Corp.	5,100	385,310
Riso Kyoiku Co., Ltd.	570,918	1,787,426
Rock Field Co., Ltd.	366,600	4,488,302
Rohm Co., Ltd.	12,300	971,839
Rohto Pharmaceutical Co., Ltd.	28,501	867,651
Ryohin Keikaku Co., Ltd.	148,300	1,748,443
Sakata Seed Corp.	12,700	388,194
San-In Godo Bank, Ltd.	178,850	923,905
Sanken Electric Co., Ltd.	11,100	475,551
Sankyo Co., Ltd.	10,000	279,712
Sankyu, Inc.	7,300	239,975
Sanrio Co., Ltd. (b)	64,700	1,336,911
Sansan, Inc. (a)	32,400	371,315
Santen Pharmaceutical Co., Ltd.	188,500	1,905,578
Sanwa Holdings Corp.	179,100	1,835,637
Sapporo Holdings, Ltd.	17,300	328,825
Sawai Group Holdings Co., Ltd.	12,300	451,971
SBI Holdings, Inc.	179,700	4,589,660
SCREEN Holdings Co., Ltd. (b)	13,100	1,334,014
SCSK Corp.	39,300	680,283
Secom Co., Ltd.	184,948	13,512,823
Sega Sammy Holdings, Inc.	167,000	2,907,279
Seibu Holdings, Inc. (b)	180,600	1,892,673
Seiko Epson Corp. (b)	188,800	2,863,694
Seino Holdings Co., Ltd.	179,800	1,650,234
Sekisui Chemical Co., Ltd.	187,600	2,718,751
Sekisui House REIT, Inc.	3,552	2,361,659
Sekisui House, Ltd.	369,200	7,212,138
Senko Group Holdings Co., Ltd.	56,600	418,758
Seria Co., Ltd.	20,100	459,216
Seven & i Holdings Co., Ltd.	429,928	20,590,496
Seven Bank, Ltd.	372,700	733,885
SG Holdings Co., Ltd.	338,200	6,442,170
Sharp Corp. (b)	149,900	1,419,033
SHIFT, Inc. (a)	4,000	713,821
Shiga Bank, Ltd.	2,310	42,080
Shikoku Bank, Ltd.	1,820	11,201
Shikoku Electric Power Co., Inc.	179,900	1,167,960
Shimadzu Corp.	185,600	6,475,930
Shimamura Co., Ltd.	9,000	806,014
See accompanying notes to financial statements.
113

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shimano, Inc.	34,200	$ 7,933,273
Shimizu Corp.	367,913	2,227,939
Shin-Etsu Chemical Co., Ltd.	194,117	30,051,151
Shinko Electric Industries Co., Ltd.	28,200	1,359,176
Shinsei Bank, Ltd. (a)	51,200	943,641
Shionogi & Co., Ltd.	184,500	11,446,220
Ship Healthcare Holdings, Inc.	19,200	314,477
Shiseido Co., Ltd.	193,300	9,902,693
Shizuoka Bank, Ltd.	357,600	2,542,606
SHO-BOND Holdings Co., Ltd.	17,600	772,877
Shochiku Co., Ltd. (a)	3,400	343,992
Showa Denko KK	155,300	3,109,199
Silver Life Co., Ltd. (a)(b)	31,100	391,008
Skylark Holdings Co., Ltd. (a)	173,600	2,258,409
Small & medium sized Enterprises Holdings, Inc. (a)(b)	951,400	376,249
SMC Corp.	25,500	14,462,781
SMS Co., Ltd.	203,500	5,692,132
Softbank Corp.	566,400	6,663,804
SoftBank Group Corp.	747,572	34,238,952
Sohgo Security Services Co., Ltd.	26,200	863,440
Sojitz Corp. (b)	152,400	2,532,571
Sompo Holdings, Inc.	320,700	14,217,810
Sony Group Corp.	737,020	77,299,811
Sosei Group Corp. (a)(b)	30,300	353,240
Sotetsu Holdings, Inc. (b)	83,200	1,570,432
Square Enix Holdings Co., Ltd.	24,700	1,105,013
Stanley Electric Co., Ltd.	171,973	3,292,814
Starts Proceed Investment Corp. REIT	51	100,088
Subaru Corp.	369,700	5,933,476
Sugi Holdings Co., Ltd.	8,100	403,749
SUMCO Corp.	177,700	2,967,645
Sumitomo Bakelite Co., Ltd.	15,300	629,018
Sumitomo Chemical Co., Ltd.	1,847,550	8,554,670
Sumitomo Corp.	929,275	16,223,553
Sumitomo Dainippon Pharma Co., Ltd.	166,100	1,653,131
Sumitomo Electric Industries, Ltd.	558,320	6,725,140
Sumitomo Forestry Co., Ltd.	176,800	3,158,001
Sumitomo Heavy Industries, Ltd.	14,800	343,616
Sumitomo Metal Mining Co., Ltd.	36,200	1,838,110
Sumitomo Mitsui Financial Group, Inc.	495,500	15,949,895
Sumitomo Mitsui Trust Holdings, Inc.	365,455	12,046,842
Sumitomo Osaka Cement Co., Ltd.	8,800	243,609
See accompanying notes to financial statements.
114

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sumitomo Realty & Development Co., Ltd.	203,000	$ 5,668,111
Sumitomo Rubber Industries, Ltd.	180,400	1,670,604
Sumitomo Warehouse Co., Ltd.	68,000	1,288,568
Sun Corp. (b)	3,000	48,025
Sun Frontier Fudousan Co., Ltd.	3,100	26,818
Sundrug Co., Ltd.	58,600	1,436,334
Suntory Beverage & Food, Ltd.	11,100	426,167
SuRaLa Net Co., Ltd. (a)	1,600	15,120
Suruga Bank, Ltd.	179,500	604,865
Suzuken Co., Ltd.	11,800	352,906
Suzuki Motor Corp.	198,200	6,879,642
SymBio Pharmaceuticals, Ltd. (a)	36,600	236,110
Sysmex Corp.	152,900	11,240,591
Systena Corp.	138,600	492,166
T&D Holdings, Inc.	554,500	7,633,940
Tadano, Ltd.	5,200	44,128
Taiheiyo Cement Corp.	17,700	294,429
Taisei Corp.	170,687	4,971,193
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	294,822
Taiyo Yuden Co., Ltd.	190,000	8,687,951
Takara Bio, Inc.	19,600	361,883
Takara Holdings, Inc.	162,200	1,471,326
Takashimaya Co., Ltd.	129,400	1,238,828
Takeda Pharmaceutical Co., Ltd.	766,815	22,099,435
Takeuchi Manufacturing Co., Ltd.	187,200	4,074,829
Takuma Co., Ltd.	33,400	393,233
TDK Corp.	50,865	1,869,066
TechnoPro Holdings, Inc.	29,400	806,608
Teijin, Ltd.	370,310	4,158,455
tella, Inc. (a)(b)	600	445
TerraSky Co., Ltd. (a)(b)	24,200	312,631
Terumo Corp.	370,200	11,358,392
THK Co., Ltd.	14,200	318,337
TIS, Inc.	142,200	3,370,623
Toagosei Co., Ltd.	55,100	489,828
Tobu Railway Co., Ltd.	171,500	4,209,256
Toda Corp.	167,200	1,020,764
Toei Animation Co., Ltd. (b)	7,700	645,182
Toei Co., Ltd.	3,400	474,809
Toho Bank, Ltd.	12,101	20,438
Toho Co., Ltd.	179,000	6,835,551
Toho Gas Co., Ltd.	29,600	664,552
See accompanying notes to financial statements.
115

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Toho Holdings Co., Ltd. (b)	13,500	$ 205,767
Tohoku Electric Power Co., Inc.	367,200	2,154,038
Tokai Carbon Co., Ltd.	179,700	1,704,096
Tokio Marine Holdings, Inc.	407,065	23,905,741
Tokuyama Corp.	9,100	128,806
Tokyo Century Corp.	40,700	1,513,990
Tokyo Electric Power Co. Holdings, Inc. (a)	739,375	2,454,938
Tokyo Electron, Ltd.	125,055	65,167,693
Tokyo Gas Co., Ltd.	178,795	3,287,913
Tokyo Ohka Kogyo Co., Ltd.	14,100	855,003
Tokyo Seimitsu Co., Ltd.	14,500	582,987
Tokyo Tatemono Co., Ltd.	178,900	2,703,214
Tokyu Corp.	201,775	2,646,557
Tokyu Fudosan Holdings Corp.	189,100	1,050,080
Tokyu REIT, Inc.	379	617,329
Topcon Corp.	45,200	582,805
TOPPAN, INC.	168,500	3,006,970
Toray Industries, Inc.	1,764,650	9,287,402
Torikizoku Holdings Co., Ltd. (a)(b)	34,800	537,303
Toshiba Corp.	360,251	13,801,583
Tosoh Corp.	148,400	2,217,900
TOTO, Ltd.	164,000	6,674,851
Toyo Seikan Group Holdings, Ltd.	177,800	2,059,623
Toyo Suisan Kaisha, Ltd.	30,900	1,112,527
Toyo Tire Corp.	178,800	2,302,487
Toyoda Gosei Co., Ltd.	16,000	267,073
Toyota Boshoku Corp.	36,100	595,446
Toyota Industries Corp.	179,600	12,533,158
Toyota Motor Corp.	6,513,940	119,276,883
Toyota Tsusho Corp.	179,000	7,462,328
Trend Micro, Inc.	20,000	1,179,815
Trusco Nakayama Corp.	43,300	855,833
TS Tech Co., Ltd.	36,400	412,358
Tsumura & Co.	3,500	92,276
Tsuruha Holdings, Inc.	10,000	639,341
Ube Industries, Ltd.	35,100	577,505
Ulvac, Inc.	18,500	960,247
Unicharm Corp.	187,400	6,730,188
United Urban Investment Corp. REIT	1,832	2,123,686
Ushio, Inc.	30,600	460,355
USS Co., Ltd.	180,410	3,060,467
Valor Holdings Co., Ltd.	18,900	329,339
See accompanying notes to financial statements.
116

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wacoal Holdings Corp.	25,300	$ 383,956
Wacom Co., Ltd.	62,600	486,359
Warabeya Nichiyo Holdings Co., Ltd.	185,000	2,710,031
Welcia Holdings Co., Ltd.	13,000	321,854
West Japan Railway Co.	150,600	6,316,825
Workman Co., Ltd. (b)	5,600	231,151
Yakult Honsha Co., Ltd. (b)	177,300	9,524,169
Yamada Holdings Co., Ltd. (a)	928,080	2,905,626
Yamagata Bank, Ltd.	1,634	11,672
Yamaguchi Financial Group, Inc.	152,000	851,576
Yamaha Corp.	180,600	7,960,536
Yamaha Motor Co., Ltd.	181,700	4,125,769
Yamanashi Chuo Bank, Ltd.	1,510	11,844
Yamato Holdings Co., Ltd.	185,600	3,506,330
Yamato Kogyo Co., Ltd.	21,300	651,942
Yamazaki Baking Co., Ltd.	179,800	2,220,558
Yaoko Co., Ltd.	27,100	1,482,546
Yaskawa Electric Corp.	180,500	7,160,515
Yokogawa Electric Corp.	180,200	3,116,291
Yokohama Rubber Co., Ltd.	46,600	649,616
Yoshinoya Holdings Co., Ltd. (b)	22,600	439,432
Z Holdings Corp.	534,900	2,363,916
Zenkoku Hosho Co., Ltd. (b)	15,800	613,125
Zenrin Co., Ltd.	2,100	17,250
Zensho Holdings Co., Ltd.	20,500	483,217
Zeon Corp.	167,600	1,883,472
ZOZO, Inc.	33,800	914,793
		2,692,055,247
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	79,238	2,150,216
LUXEMBOURG — 0.1%
APERAM SA	25,834	1,155,805
ArcelorMittal SA	296,268	9,658,530
Eurofins Scientific SE	55,144	5,516,517
SES SA	190,988	1,756,123
		18,086,975
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	1,710,000	10,262,533
MGM China Holdings, Ltd. (a)(b)	544,000	346,625
Sands China, Ltd. (a)	1,460,400	3,539,392
SJM Holdings, Ltd. (a)	57,000	28,313
See accompanying notes to financial statements.
117

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wynn Macau, Ltd. (a)(b)	722,000	$ 529,187
		14,706,050
MALAYSIA — 0.0% (d)
UG Healthcare Corp., Ltd. (b)	381,200	69,009
MALTA — 0.0% (d)
Catena Media PLC (a)(b)	60,932	310,172
Kindred Group PLC SDR	127,809	1,415,315
Media & Games Invest SE (a)(b)	146,458	547,534
		2,273,021
MEXICO — 0.0% (d)
Fresnillo PLC	112,983	1,091,892
MONGOLIA — 0.0% (d)
Turquoise Hill Resources, Ltd. (a)(b)	54,608	1,641,235
NETHERLANDS — 4.2%
Aalberts NV	53,307	2,798,342
ABN AMRO Bank NV (b)(e)	229,508	2,972,926
Adyen NV (a)(e)	13,993	28,164,891
Aegon NV	1,618,038	8,645,091
Akzo Nobel NV	160,740	13,989,444
Argenx SE (a)	10,748	3,378,351
ASM International NV	11,326	4,185,083
ASML Holding NV	243,952	165,574,289
ASR Nederland NV	82,997	3,899,798
Euronext NV (e)	54,017	4,970,438
EXOR NV	55,231	4,270,969
Fugro NV (a)	69,798	847,124
Heineken Holding NV	53,573	4,238,130
Heineken NV	124,047	11,949,852
IMCD NV	29,359	5,071,443
ING Groep NV	2,346,146	24,827,895
Koninklijke Ahold Delhaize NV	722,563	23,407,293
Koninklijke DSM NV	140,243	25,356,730
Koninklijke KPN NV	2,601,880	9,098,930
Koninklijke Philips NV	540,260	16,669,070
Merus NV (a)(b)	62,714	1,658,158
NN Group NV	190,187	9,704,509
OCI NV (a)	22,191	792,082
Pharming Group NV (a)(b)	251,285	223,115
PostNL NV	608,491	2,342,550
Randstad NV (b)	36,858	2,240,790
See accompanying notes to financial statements.
118

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SBM Offshore NV (b)	246,751	$ 3,957,603
Shell PLC	4,373,306	121,409,865
Shop Apotheke Europe NV (a)(e)	12,871	1,183,624
Signify NV (e)	83,011	3,918,929
Universal Music Group NV	623,013	16,771,867
Wolters Kluwer NV	172,269	18,511,986
		547,031,167
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	925,915	3,632,274
Air New Zealand, Ltd. (a)(b)	709,920	636,983
Auckland International Airport, Ltd. (a)	331,516	1,805,488
Contact Energy, Ltd.	396,261	2,246,298
Fisher & Paykel Healthcare Corp., Ltd.	387,217	6,558,157
Fletcher Building, Ltd.	245,190	1,088,057
Goodman Property Trust REIT	1,318,348	2,164,066
Infratil, Ltd.	639,453	3,669,366
Kiwi Property Group, Ltd.	1,533,302	1,173,137
Meridian Energy, Ltd.	712,709	2,503,410
Ryman Healthcare, Ltd.	229,473	1,497,141
Spark New Zealand, Ltd. (b)	1,083,291	3,450,953
Vital Healthcare Property Trust REIT	1,293,251	2,923,443
Xero, Ltd. (a)	59,006	4,552,908
		37,901,681
NORWAY — 0.7%
Aker BP ASA	59,334	2,243,346
Aker Carbon Capture ASA (a)	32	84
Aker Offshore Wind A/S (a)	7,848	2,535
Aker Solutions ASA (a)	79,218	276,230
ArcticZymes Technologies ASA (a)	65,915	580,827
DNB Bank ASA	682,317	15,614,322
DNO ASA	452,640	671,143
Equinor ASA	661,927	25,072,075
Gjensidige Forsikring ASA	104,351	2,609,968
IDEX Biometrics ASA (a)(b)	1,098,810	238,134
Kahoot! ASA (a)(b)	317,542	1,003,758
Leroy Seafood Group ASA	155,484	1,442,459
Mowi ASA	195,522	5,321,848
Nordic Nanovector ASA (a)(b)	56,002	96,069
Norsk Hydro ASA	1,144,520	11,269,805
Orkla ASA	829,024	7,429,360
Pexip Holding ASA (a)(b)	131,753	492,718
See accompanying notes to financial statements.
119

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Salmar ASA	29,898	$ 2,388,010
Schibsted ASA Class A	38,868	969,477
Schibsted ASA Class B	38,701	833,860
SpareBank 1 SR-Bank ASA	101,850	1,564,325
Storebrand ASA (b)	634,388	6,406,274
Telenor ASA	472,335	6,846,805
TGS ASA	64,458	970,113
Tomra Systems ASA	60,814	3,138,765
		97,482,310
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (a)(b)	4,751,793	915,194
EDP - Energias de Portugal SA	2,109,826	10,481,581
Galp Energia SGPS SA	237,387	3,041,442
Jeronimo Martins SGPS SA	137,026	3,312,999
Mota-Engil SGPS SA (a)(b)	307,567	461,305
NOS SGPS SA (b)	728,874	3,093,085
Pharol SGPS SA (a)(b)	843,260	74,779
		21,380,385
SAUDI ARABIA — 0.0% (d)
Delivery Hero SE (a)(e)	74,970	3,324,937
SINGAPORE — 1.2%
AIMS APAC REIT (b)	1,667,231	1,712,381
ARA LOGOS Logistics Trust REIT (b)	2,377,817	1,493,438
Ascendas India Trust (b)	1,070,200	941,026
Ascendas Real Estate Investment Trust	1,328,334	2,875,840
Ascott Residence Trust (b)	1,854,626	1,548,548
BOC Aviation, Ltd. (e)	189,600	1,499,824
CapitaLand Integrated Commercial Trust REIT	2,884,346	4,795,344
Capitaland Investment, Ltd. (a)	3,781,346	11,148,314
City Developments, Ltd. (b)	363,800	2,115,570
ComfortDelGro Corp., Ltd.	1,114,100	1,226,593
COSCO Shipping International Singapore Co., Ltd. (a)	5,355,100	1,009,015
DBS Group Holdings, Ltd.	1,119,289	29,633,225
Frasers Centrepoint Trust REIT	903,076	1,628,186
Genting Singapore, Ltd.	7,518,964	4,527,990
IGG, Inc.	668,000	319,013
Jardine Cycle & Carriage, Ltd. (b)	119,333	2,207,045
Keppel Corp., Ltd.	1,768,675	8,390,212
Keppel Infrastructure Trust	3,345,600	1,384,369
Keppel REIT (b)	519,509	468,320
Lippo Malls Indonesia Retail Trust REIT (a)	11,116,300	435,337
See accompanying notes to financial statements.
120

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Manulife US Real Estate Investment Trust	1,565,500	$ 1,056,713
Mapletree Commercial Trust REIT (b)	1,114,000	1,555,739
Mapletree Logistics Trust REIT	1,351,083	1,846,901
Mapletree North Asia Commercial Trust REIT	1,984,800	1,803,897
Oversea-Chinese Banking Corp., Ltd.	1,666,530	15,244,868
Parkway Life Real Estate Investment Trust	402,800	1,398,869
SATS, Ltd. (a)	369,000	1,183,330
Sembcorp Industries, Ltd. (b)	539,900	1,065,159
Sembcorp Marine, Ltd. (a)	32,200	2,332
Singapore Airlines, Ltd. (a)(b)	183,989	747,729
Singapore Exchange, Ltd. (b)	548,500	4,040,747
Singapore Press Holdings, Ltd.	871,000	1,512,432
Singapore Technologies Engineering, Ltd.	376,400	1,145,874
Singapore Telecommunications, Ltd.	3,447,900	6,725,870
STMicroelectronics NV	466,348	20,552,925
Suntec Real Estate Investment Trust	1,271,800	1,644,549
United Overseas Bank, Ltd.	734,308	17,373,586
UOL Group, Ltd.	368,354	1,916,143
Venture Corp., Ltd.	171,100	2,221,323
		162,398,576
SOUTH AFRICA — 0.4%
Anglo American PLC	885,033	46,290,713
Thungela Resources, Ltd. (a)(b)	49	636
		46,291,349
SOUTH KOREA — 4.9%
Advanced Process Systems Corp.	19,865	389,253
Alteogen, Inc. (a)	42,159	1,968,730
Amorepacific Corp.	16,687	2,202,813
AMOREPACIFIC Group	16,211	587,156
Anterogen Co., Ltd. (a)	3,175	71,382
Ascendio Co., Ltd. (a)	4,118	4,281
Asiana Airlines, Inc. (a)	130,124	2,345,786
BGF retail Co., Ltd.	5,256	756,711
Biolog Device Co., Ltd. (a)	297,514	451,653
Bioneer Corp. (a)(b)	17,747	569,579
BIT Computer Co., Ltd.	65,445	523,754
BNC Korea Co., Ltd. (a)	48,895	550,651
BNK Financial Group, Inc.	169,191	1,111,143
Bukwang Pharmaceutical Co., Ltd.	25,686	270,200
Cellid Co., Ltd. (a)	9,963	256,463
Celltrion Healthcare Co., Ltd. (b)	49,148	2,635,716
See accompanying notes to financial statements.
121

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Celltrion Pharm, Inc. (a)	3,187	$ 257,158
Celltrion, Inc.	63,630	9,003,379
Cheil Worldwide, Inc.	39,154	760,758
CJ CGV Co., Ltd. (a)	97,002	2,208,865
CJ CheilJedang Corp.	7,116	2,169,351
CJ ENM Co., Ltd.	8,877	962,368
CJ Logistics Corp. (a)	5,100	544,903
CMG Pharmaceutical Co., Ltd. (a)(b)	103,844	298,582
Com2uSCorp	5,442	497,931
CORESTEM, Inc. (a)	29,508	355,445
Coupang, Inc. (a)(b)	81,443	1,439,912
Coway Co., Ltd.	20,465	1,156,596
CUROCOM Co., Ltd. (a)	62,838	61,436
Dae Han Flour Mills Co., Ltd.	22,588	3,326,561
Daewoo Engineering & Construction Co., Ltd. (a)	111,151	641,935
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	1,135	23,223
DB HiTek Co., Ltd.	21,450	1,325,527
DB Insurance Co., Ltd.	35,444	2,044,087
Deutsch Motors, Inc.	68,938	557,396
Devsisters Co., Ltd. (b)	11,041	571,157
Digitech Systems Co., Ltd. (a)(f)	19,094	—
DIO Corp. (a)	14,003	416,491
DL E&C Co., Ltd.	7,996	874,114
DL Holdings Co., Ltd.	6,757	341,181
Dongsuh Cos., Inc. (b)	27,817	628,840
Dongwon F&B Co., Ltd.	12,708	1,887,249
Dongwon Industries Co., Ltd.	14,496	3,013,895
Doosan Bobcat, Inc. (b)	27,203	871,941
Doosan Fuel Cell Co., Ltd. (a)(b)	25,662	865,951
Doosan Heavy Industries & Construction Co., Ltd. (a)	192,434	3,246,793
Douzone Bizon Co., Ltd.	10,670	408,912
Duksung Co., Ltd.	16,763	131,388
Ecopro BM Co., Ltd.	5,432	1,782,357
E-MART, Inc.	9,067	1,054,781
Eone Diagnomics Genome Center Co., Ltd. (a)	106,057	373,197
Eubiologics Co., Ltd. (a)(b)	8,963	182,654
Eyegene, Inc. (a)	35,429	334,691
F&F Co., Ltd.	2,231	1,371,309
Fila Holdings Corp.	27,171	705,027
GAEASOFT (a)	37,208	577,130
Geneonelifescience, Inc. (a)	52,164	643,416
Genexine, Inc. (a)	9,488	360,874
See accompanying notes to financial statements.
122

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Gravity Co., Ltd. ADR (a)	1,685	$ 85,295
Green Cross Corp.	3,275	545,811
Green Cross Holdings Corp.	20,151	397,351
GS Engineering & Construction Corp.	46,419	1,777,024
GS Holdings Corp.	37,889	1,372,325
GS Retail Co., Ltd. (b)	52,405	1,225,759
Hana Financial Group, Inc.	163,884	6,571,315
Hana Tour Service, Inc. (a)	42,574	2,985,677
Hancom, Inc. (a)	92,168	1,802,221
Hanjin Kal Corp. (a)	19,610	1,001,492
Hankook Shell Oil Co., Ltd.	5,413	1,132,128
Hankook Tire & Technology Co., Ltd.	43,233	1,200,273
Hanmi Pharm Co., Ltd.	3,800	859,040
Hanmi Science Co., Ltd.	20,879	769,149
Hanon Systems	141,302	1,375,656
Hansol Chemical Co., Ltd.	5,154	1,043,940
Hanssem Co., Ltd. (b)	24,411	1,715,950
Hanwha Aerospace Co., Ltd.	34,713	1,495,003
Hanwha Corp.	29,046	753,679
Hanwha Solutions Corp. (a)	66,074	1,959,787
Harim Co., Ltd.	490,902	1,310,233
HDC Hyundai Engineering Plastics Co., Ltd.	607,821	2,384,546
Helixmith Co., Ltd. (a)	6,948	122,388
Hite Jinro Co., Ltd.	18,842	582,181
HLB, Inc. (a)(b)	22,290	563,664
HMM Co., Ltd.	152,051	3,656,851
Hotel Shilla Co., Ltd. (b)	51,271	3,434,846
HS Industries Co., Ltd.	81,026	371,020
Hucentech Co., Ltd. (a)	167,826	208,389
Hugel, Inc. (a)	3,969	455,499
Humasis Co., Ltd.	19,269	287,751
Huons Co., Ltd.	41,919	1,625,505
Huons Global Co., Ltd.	24,456	622,472
HYBE Co., Ltd. (a)	10,299	2,629,875
Hyosung TNC Corp.	1,432	549,383
Hyundai Bioland Co., Ltd.	145,269	2,061,488
Hyundai Construction Equipment Co., Ltd.	1,426	43,531
Hyundai Electric & Energy System Co., Ltd. (a)	1,702	30,121
Hyundai Elevator Co., Ltd.	47,881	1,509,058
Hyundai Engineering & Construction Co., Ltd.	38,443	1,519,260
Hyundai Glovis Co., Ltd.	7,085	1,125,253
Hyundai Heavy Industries Holdings Co., Ltd.	24,810	1,101,257
See accompanying notes to financial statements.
123

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hyundai Marine & Fire Insurance Co., Ltd.	58,800	$ 1,559,688
Hyundai Mipo Dockyard Co., Ltd. (a)(b)	12,717	821,535
Hyundai Mobis Co., Ltd.	36,883	6,542,506
Hyundai Motor Co. (b)	82,146	12,233,285
Hyundai Motor Co. Preference Shares (c)	13,181	941,772
Hyundai Motor Co. Preference Shares (c)	18,338	1,304,183
Hyundai Steel Co.	45,768	1,568,962
Hyundai Wia Corp.	9,101	482,814
Industrial Bank of Korea	142,905	1,279,254
Inscobee, Inc. (a)	33,228	78,817
Interpark Corp. (b)	165,067	901,566
Jeil Pharmaceutical Co., Ltd.	4,778	110,181
Jenax, Inc. (a)(f)	19,545	—
Kakao Corp.	141,663	12,447,597
Kakao Games Corp. (a)	22,062	1,425,234
Kangstem Biotech Co., Ltd. (a)	25,555	67,258
Kangwon Land, Inc. (a)	45,729	1,050,743
KB Financial Group, Inc.	291,504	14,742,952
KCC Corp.	1,559	439,898
KCC Glass Corp.	1,204	62,979
KG Eco Technology Service Co., Ltd.	19,621	199,925
Kia Corp.	154,359	9,424,171
KineMaster Corp. (a)	14,253	191,091
KIWOOM Securities Co., Ltd.	61,739	5,032,642
KMW Co., Ltd. (a)(b)	20,469	588,544
Koh Young Technology, Inc.	384,452	6,010,780
Korea Aerospace Industries, Ltd.	25,831	901,490
Korea Electric Power Corp. ADR (a)(b)	426,091	3,966,907
Korea Investment Holdings Co., Ltd.	30,848	1,995,366
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	24,009	1,760,984
Korea Zinc Co., Ltd.	7,319	3,532,540
Korean Air Lines Co., Ltd. (a)	135,156	3,367,610
KT&G Corp.	67,683	4,506,430
Kumho Petrochemical Co., Ltd. (b)	9,608	1,228,695
L&F Co., Ltd. (a)	13,213	2,461,528
LabGenomics Co., Ltd.	66,036	642,898
LG Chem, Ltd.	25,876	11,357,644
LG Chem, Ltd. Preference Shares	10,851	2,444,060
LG Corp.	63,585	4,007,998
LG Display Co., Ltd. ADR (a)(b)	550,430	4,546,552
LG Display Co., Ltd. (b)	116,581	1,986,220
LG Electronics, Inc. (b)	66,725	6,633,689
See accompanying notes to financial statements.
124

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
LG Household & Health Care, Ltd. (b)	5,464	$ 3,867,920
LG Household & Health Care, Ltd. Preference Shares	1,366	571,397
LG Innotek Co., Ltd. (b)	14,390	4,594,637
LG Uplus Corp.	123,499	1,426,497
Lotte Chemical Corp. (b)	7,305	1,262,652
Lotte Corp. (b)	42,220	1,128,607
Lotte Food Co., Ltd.	3,663	979,177
Lotte Shopping Co., Ltd.	7,259	573,749
LS Corp.	15,068	656,401
LX Holdings Corp. (a)	30,723	244,101
Mando Corp.	18,098	751,066
ME2ON Co., Ltd. (a)	280,468	1,404,596
Medifron DBT Co., Ltd. (a)	67,098	128,987
MedPacto, Inc. (a)	11,138	328,061
Medy-Tox, Inc. (a)	8,308	897,254
Meritz Securities Co., Ltd.	291,530	1,573,043
Mirae Asset Securities Co., Ltd.	208,879	1,475,190
Modetour Network, Inc. (a)	223,592	4,362,816
Muhak Co., Ltd.	129,022	1,080,461
Naturecell Co., Ltd. (a)	12,387	186,513
NAVER Corp.	86,608	24,330,699
NCSoft Corp.	9,077	3,501,091
Netmarble Corp. (e)	34,149	3,141,466
Nexon GT Co., Ltd. (a)	94,715	1,984,869
Next Science Co., Ltd. (a)	46,723	528,118
NH Investment & Securities Co., Ltd.	78,339	736,822
NHN Corp. (a)	6,844	208,078
NongShim Co., Ltd.	2,015	497,911
OCI Co., Ltd.	7,104	615,420
Orientbio, Inc. (a)	31,267	23,862
Orion Corp/Republic of Korea	8,996	659,086
Orion Holdings Corp.	1,271	14,943
Oscotec, Inc. (a)	13,422	310,620
Ottogi Corp.	3,689	1,358,969
Pan Ocean Co., Ltd.	131,354	757,530
Pearl Abyss Corp. (a)	18,704	1,535,455
Pharmicell Co., Ltd. (a)	21,858	204,685
POSCO Chemtech Co., Ltd. (b)	16,337	1,624,197
POSCO Holdings, Inc. ADR (b)	203,334	12,051,606
Prostemics Co., Ltd. (a)(b)	48,947	105,805
Rsupport Co., Ltd. (b)	48,236	251,119
S-1 Corp.	19,912	1,171,342
See accompanying notes to financial statements.
125

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sajo Industries Co., Ltd.	81,148	$ 3,337,509
Samsung Biologics Co., Ltd. (a)(e)	9,079	6,194,739
Samsung C&T Corp.	49,896	4,692,994
Samsung Electro-Mechanics Co., Ltd.	29,870	4,066,293
Samsung Electronics Co., Ltd. GDR	112,428	159,535,332
Samsung Electronics Co., Ltd. Preference Shares	456,823	23,744,770
Samsung Engineering Co., Ltd. (a)	68,322	1,476,867
Samsung Fire & Marine Insurance Co., Ltd.	14,588	2,635,842
Samsung Heavy Industries Co., Ltd. (a)	264,915	1,241,465
Samsung Life Insurance Co., Ltd. (b)	44,062	2,395,682
Samsung SDI Co., Ltd.	31,783	15,628,619
Samsung SDS Co., Ltd.	20,007	2,286,184
Samsung Securities Co., Ltd.	52,989	1,831,805
Seegene, Inc.	21,316	898,682
Seoulin Bioscience Co., Ltd.	29,723	425,473
Shin Poong Pharmaceutical Co., Ltd. (a)(b)	13,457	429,674
Shinhan Financial Group Co., Ltd.	282,008	9,655,816
Shinsegae Food Co., Ltd.	31,365	2,002,930
Shinsegae, Inc.	5,454	1,154,202
SillaJen, Inc. (a)(b)(f)	25,450	127,035
SK Biopharmaceuticals Co., Ltd. (a)	10,772	798,091
SK Bioscience Co., Ltd. (a)	10,677	1,383,020
SK Chemicals Co., Ltd.	6,028	676,381
SK Hynix, Inc.	309,663	30,147,464
SK Innovation Co., Ltd. (a)(b)	51,220	9,085,681
SK, Inc.	18,260	3,645,823
SKC Co., Ltd.	10,763	1,371,959
S-Oil Corp.	21,813	1,740,289
SundayToz Corp. (a)	12,553	272,903
T&R Biofab Co., Ltd. (a)	9,757	425,040
Thumbage Co., Ltd. (a)	244,436	452,753
Wemade Co., Ltd. (b)	15,195	1,297,539
WONIK IPS Co., Ltd.	18,105	569,119
Wonpung Mulsan Co., Ltd. (a)	99,806	77,404
Woori Financial Group, Inc.	368,507	4,666,955
XIILab Co., Ltd. (a)	22,888	439,046
Youlchon Chemical Co., Ltd.	118,044	2,298,452
Yuhan Corp.	28,417	1,369,211
Yungjin Pharmaceutical Co., Ltd. (a)	44,856	192,444
		641,864,771
SPAIN — 1.8%
Abertis Infraestructuras SA (a)	1,256	4,192
See accompanying notes to financial statements.
126

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Acciona SA (b)	14,788	$ 2,854,747
Acerinox SA	155,951	1,731,719
ACS Actividades de Construccion y Servicios SA	147,080	4,009,391
Aedas Homes SA (e)	12,793	327,385
Aena SME SA (a)(e)	39,568	6,650,028
Almirall SA (b)	83,933	1,076,764
Amadeus IT Group SA (a)	255,459	16,821,118
Amper SA (a)(b)	3,283,239	915,101
Applus Services SA	132,178	1,100,803
Atlantica Sustainable Infrastructure PLC (b)	51,160	1,794,181
Atresmedia Corp. de Medios de Comunicacion SA	129,870	555,747
Audax Renovables SA (b)	310,025	443,605
Banco Bilbao Vizcaya Argentaria SA (b)	2,067,094	11,982,754
Banco de Sabadell SA (b)	2,656,267	2,203,618
Banco Santander SA	7,113,265	24,535,186
Bankinter SA	468,519	2,775,389
Befesa SA (e)	34,725	2,758,666
CaixaBank SA (b)	2,419,252	8,282,611
Cellnex Telecom SA (e)	241,264	11,733,620
Cia de Distribucion Integral Logista Holdings SA	68,462	1,264,493
CIE Automotive SA	31,205	717,320
Construcciones y Auxiliar de Ferrocarriles SA	24,606	815,861
Deoleo SA (a)(b)	3,764,556	1,600,058
Distribuidora Internacional de Alimentacion SA (a)	9,620,169	149,854
eDreams ODIGEO SA (a)	158,161	1,416,622
Ence Energia y Celulosa SA (a)	261,212	928,296
Endesa SA	174,597	3,841,598
Ercros SA (a)	57,995	196,488
Faes Farma SA	187,912	768,997
Ferrovial SA	224,317	6,022,519
Fluidra SA	58,101	1,700,192
Fomento de Construcciones y Contratas SA	59,147	714,696
Gestamp Automocion SA (e)	96,029	340,627
Global Dominion Access SA (e)	62,689	283,189
Grenergy Renovables SA (a)(b)	28,544	1,082,999
Grifols SA (b)	234,125	4,293,028
Grifols SA ADR	144,475	1,687,468
Grupo Catalana Occidente SA	39,606	1,225,080
Grupo Empresarial San Jose SA	19,557	95,744
Grupo Ezentis SA (a)(b)	1,230,771	199,935
Iberdrola SA	3,027,629	33,417,427
Indra Sistemas SA (a)(b)	285,550	3,208,945
See accompanying notes to financial statements.
127

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Industria de Diseno Textil SA	615,454	$ 13,545,049
Inmobiliaria Colonial Socimi SA REIT	166,838	1,529,610
Laboratorios Farmaceuticos Rovi SA (b)	23,202	1,734,816
Lar Espana Real Estate Socimi SA REIT	132,177	727,981
Let's GOWEX SA (a)(b)(f)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	466,674	724,347
Mapfre SA	549,269	1,161,174
Mediaset Espana Comunicacion SA (a)	115,753	588,840
Melia Hotels International SA (a)	61,207	463,502
Merlin Properties Socimi SA REIT	179,751	2,117,000
Metrovacesa SA (b)(e)	62,150	530,390
Miquel y Costas & Miquel SA	37,937	528,477
Neinor Homes SA (a)(e)	50,035	662,490
Obrascon Huarte Lain SA (a)(b)	1,016,844	1,058,983
Oryzon Genomics SA (a)(b)	75,449	222,463
Pharma Mar SA (b)	29,254	2,227,035
Prosegur Cash SA (b)(e)	900,712	592,287
Prosegur Cia de Seguridad SA	151,122	331,584
Red Electrica Corp. SA	247,672	5,128,401
Repsol SA	988,949	13,120,626
Sacyr SA (b)	357,865	872,808
Siemens Gamesa Renewable Energy SA (a)	127,790	2,271,415
Solaria Energia y Medio Ambiente SA (a)	68,662	1,560,786
Soltec Power Holdings SA (a)(b)	75,858	449,026
Talgo SA (a)(b)(e)	48,325	209,698
Tecnicas Reunidas SA (a)	59,842	515,354
Telefonica SA	2,057,337	10,045,700
Tubacex SA (a)(b)	438,138	896,015
Unicaja Banco SA (e)	2,071,444	2,173,420
Viscofan SA	24,009	1,437,193
Zardoya Otis SA	187,228	1,468,651
		237,423,182
SWEDEN — 3.2%
AAK AB	96,787	1,817,469
Acconeer AB (a)	42,987	290,135
Aegirbio AB (a)(b)	22,814	31,530
AFRY AB	80,994	1,651,271
Alfa Laval AB	337,500	11,780,667
Arjo AB Class B	42,433	363,345
Assa Abloy AB Class B	565,666	15,471,840
Atlas Copco AB Class A	351,203	18,529,789
See accompanying notes to financial statements.
128

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Atlas Copco AB Class B	223,624	$ 10,306,083
Atrium Ljungberg AB Class B	32,520	671,728
Beijer Alma AB	49,695	1,162,469
Beijer Ref AB (b)	116,817	2,148,468
BHG Group AB (a)(b)	81,753	548,272
BICO Group AB (a)(b)	41,501	743,236
Bilia AB Class A	172,200	2,485,235
BillerudKorsnas AB	101,426	1,520,944
Biotage AB	33,272	786,155
Boliden AB	151,952	7,795,379
Boozt AB (a)(b)(e)	37,115	482,287
Bravida Holding AB (e)	111,475	1,297,834
Brighter AB (a)	1,937,231	34,299
Bure Equity AB	46,650	1,542,753
Castellum AB (b)	187,839	4,702,324
Catena AB	26,986	1,647,642
CDON AB (a)(b)	11,431	489,161
Cell Impact AB (a)	200,281	397,794
Cibus Nordic Real Estate AB	47,521	1,280,906
Cint Group AB (a)	122,893	1,215,031
Diamyd Medical AB (a)	135,740	245,717
Dometic Group AB (e)	165,053	1,442,713
Electrolux AB Class B (b)	275,974	4,237,599
Electrolux Professional AB Class B (a)	186,659	1,160,685
Elekta AB Class B (b)	148,453	1,182,284
Embracer Group AB (a)(b)	135,806	1,156,757
Enzymatica AB (a)	95,988	69,318
Epiroc AB Class A	364,768	7,914,253
Epiroc AB Class B	223,614	4,092,256
EQT AB	37,457	1,495,563
Essity AB Class B (b)	338,745	8,076,608
Evolution AB (e)	140,891	14,635,768
Expres2ion Biotech Holding AB Class A (a)	159,180	301,300
Fabege AB (b)	155,836	2,332,674
Fastighets AB Balder Class B (a)	53,679	3,579,214
G5 Entertainment AB (b)	9,668	216,818
Genovis AB (a)	171,213	990,233
Getinge AB Class B	57,220	2,314,735
H & M Hennes & Mauritz AB Class B (b)	582,256	7,883,454
Hexagon AB Class B	1,037,259	14,775,214
Hexatronic Group AB	33,983	1,378,369
Hexpol AB	178,056	1,764,626
See accompanying notes to financial statements.
129

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
HMS Networks AB	29,256	$ 1,387,552
Holmen AB Class B (b)	55,281	3,128,442
Hufvudstaden AB Class A (b)	101,272	1,453,434
Husqvarna AB Class B	235,010	2,487,938
Industrivarden AB Class A	124,195	3,582,164
Industrivarden AB Class C	93,820	2,656,727
Indutrade AB	149,222	3,815,654
Instalco AB	194,447	1,478,059
Intrum AB	40,685	1,112,798
Investment AB Latour Class B	68,611	2,216,013
Investor AB Class B	893,445	19,763,470
Isofol Medical AB (a)(b)	268,426	266,139
JM AB (b)	46,264	1,489,280
Kancera AB (a)(b)	241,331	180,751
Karo Pharma AB (a)(b)	737,553	4,273,651
Kinnevik AB Class B (a)	183,631	4,876,781
KNOW IT AB	218,484	7,337,971
Kungsleden AB	1,600	20,791
L E Lundbergforetagen AB Class B	40,701	2,098,944
LeoVegas AB (e)	215,101	874,770
Lindab International AB	17,385	449,577
Loomis AB	40,595	1,124,275
Lundin Energy AB (b)	129,782	5,560,653
Medicover AB Class B (b)	6,877	149,060
MIPS AB	20,823	1,966,247
Modern Times Group MTG AB Class B (a)	103,799	1,533,695
Mycronic AB	63,418	1,197,670
NCC AB Class B	80,777	1,161,461
Nibe Industrier AB Class B	860,270	9,697,122
Nolato AB Class B	181,123	1,360,453
Nordic Entertainment Group AB Class B (a)	9,065	372,739
Nyfosa AB	159,013	2,300,036
Pandox AB (a)	42,227	644,320
Peab AB Class B	170,208	1,731,412
Readly International AB (a)(b)	343,356	277,245
Saab AB Class B	55,887	2,049,722
Samhallsbyggnadsbolaget i Norden AB (b)	465,375	2,109,802
Sandvik AB	768,407	16,572,935
Sectra AB Class B (a)(b)	115,397	1,791,740
Securitas AB Class B	182,995	2,090,244
Sinch AB (a)(b)(e)	216,853	1,499,919
Skandinaviska Enskilda Banken AB Class A	991,807	10,903,130
See accompanying notes to financial statements.
130

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Skanska AB Class B (b)	228,185	$ 5,176,117
SKF AB Class B (b)	208,786	3,448,999
SSAB AB Class A (a)	206,357	1,456,549
SSAB AB Class B (a)	349,777	2,368,278
Stillfront Group AB (a)(b)	227,039	652,414
Svenska Cellulosa AB SCA Class B (b)	281,588	5,542,988
Svenska Handelsbanken AB Class A	849,557	7,921,809
Swedbank AB Class A (b)	587,822	8,893,588
SwedenCare AB	107,528	1,390,339
Swedish Match AB (b)	903,258	6,869,855
Swedish Orphan Biovitrum AB (a)	125,415	3,001,003
Tele2 AB Class B	488,673	7,461,657
Telefonaktiebolaget LM Ericsson Class B (b)	1,968,523	18,229,021
Telia Co. AB (b)	821,134	3,325,278
Tethys Oil AB	176,057	1,488,646
Thule Group AB (b)(e)	50,619	2,036,840
Trelleborg AB Class B	138,871	3,263,381
Truecaller AB Class B (a)	187,438	1,307,323
Vitec Software Group AB Class B	9,862	515,883
Vitrolife AB	57,051	1,907,536
Volvo AB Class A	117,275	2,277,698
Volvo AB Class B	904,213	17,134,581
Wallenstam AB Class B	116,722	1,714,621
Wihlborgs Fastigheter AB	74,163	1,570,097
Xbrane Biopharma AB (a)(b)	68,488	762,823
		413,202,314
SWITZERLAND — 7.6%
ABB, Ltd.	1,143,381	37,485,254
Adecco Group AG (a)	170,623	7,789,049
Alcon, Inc.	293,505	23,505,915
ALSO Holding AG (a)	3,578	876,761
Aryzta AG (a)(b)	228,285	235,665
Bachem Holding AG Class B	3,556	1,974,590
Baloise Holding AG	27,784	4,984,665
Barry Callebaut AG	1,797	4,237,425
Belimo Holding AG	2,509	1,342,768
BKW AG	10,940	1,379,017
Bucher Industries AG	3,682	1,499,607
Cembra Money Bank AG	15,090	1,115,045
Chocoladefabriken Lindt & Spruengli AG (c)	200	2,395,001
Chocoladefabriken Lindt & Spruengli AG (c)	12	1,457,865
Cie Financiere Richemont SA	298,269	38,245,848
See accompanying notes to financial statements.
131

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Clariant AG (a)	163,043	$ 2,850,706
Comet Holding AG	31,332	9,141,692
Credit Suisse Group AG (a)	1,066,493	8,506,448
CRISPR Therapeutics AG (a)(b)	37,763	2,370,384
Daetwyler Holding AG Bearer Shares (b)	3,940	1,310,122
DKSH Holding AG	17,110	1,445,588
dormakaba Holding AG	1,762	909,098
Dufry AG (a)(b)	26,416	1,122,662
EMS-Chemie Holding AG	3,708	3,632,450
Flughafen Zurich AG (a)	11,014	1,993,950
Forbo Holding AG (b)	357	611,390
Galenica AG (e)	27,619	2,138,390
Geberit AG	22,134	13,762,646
Georg Fischer AG	1,884	2,268,375
Givaudan SA	5,518	22,947,445
Helvetia Holding AG	18,249	2,393,539
Holcim, Ltd. (a)(c)	346,627	17,059,209
Holcim, Ltd. (a)(c)	5,641	276,039
Idorsia, Ltd. (a)(b)	55,449	1,110,486
Inficon Holding AG	1,334	1,542,381
Interroll Holding AG	220	730,345
IWG PLC (a)	388,622	1,339,577
Julius Baer Group, Ltd.	188,255	11,022,200
Kuehne + Nagel International AG	54,970	15,715,954
Leonteq AG (a)	25,898	2,096,605
Logitech International SA	95,915	7,212,516
Lonza Group AG (a)	38,783	28,329,185
Medmix AG (a)(e)	42,233	1,483,261
Meyer Burger Technology AG (a)(b)	205,305	86,740
Mobimo Holding AG (a)	3,667	1,175,512
Nestle SA	1,484,510	193,901,768
Novartis AG	1,335,285	117,893,949
OC Oerlikon Corp. AG	106,020	852,538
Partners Group Holding AG	11,012	13,803,143
PSP Swiss Property AG	22,164	2,928,707
Roche Holding AG Bearer Shares	1	440
Roche Holding AG	398,125	158,536,165
Schindler Holding AG (c)	25,804	5,580,001
Schindler Holding AG (c)	12,967	2,788,557
Schweiter Technologies AG Bearer Shares	317	391,320
SFS Group AG	9,306	1,302,486
SGS SA	3,637	10,180,833
See accompanying notes to financial statements.
132

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sika AG	96,765	$ 32,323,348
Sonova Holding AG	31,627	13,320,973
St Galler Kantonalbank AG	1,722	865,444
Straumann Holding AG	5,565	8,989,266
Sulzer AG (b)	42,927	3,587,163
Swatch Group AG Bearer Shares	16,782	4,808,925
Swatch Group AG	33,262	1,821,684
Swiss Life Holding AG	18,449	11,912,411
Swiss Prime Site AG (a)	40,519	4,017,776
Swisscom AG	14,747	8,893,871
Temenos AG	55,246	5,342,998
u-blox Holding AG (a)	9,295	907,531
UBS Group AG	1,921,548	37,888,061
Valiant Holding AG	8,962	932,963
VAT Group AG (e)	14,527	5,594,533
Vifor Pharma AG (a)	20,079	3,594,692
Vontobel Holding AG	15,167	1,288,021
VZ Holding AG	7,822	743,738
Zur Rose Group AG (a)(b)	3,907	576,550
Zurich Insurance Group AG (a)	88,258	43,810,111
		994,489,336
TAIWAN — 0.2%
Medtecs International Corp., Ltd.	428,100	72,755
Sea, Ltd. ADR (a)	187,839	22,501,234
		22,573,989
TURKEY — 0.0% (d)
Eldorado Gold Corp. (a)	58,964	660,899
UNITED KINGDOM — 9.9%
3i Group PLC	547,910	10,016,722
Abrdn PLC	2,093,963	5,924,830
Admiral Group PLC	139,345	4,702,302
Afren PLC (a)(b)(f)	55,933	—
AO World PLC (a)(b)	177,629	204,290
Argo Blockchain PLC (a)	549,323	520,029
Ashtead Group PLC	249,890	15,901,430
Associated British Foods PLC	203,449	4,452,020
AstraZeneca PLC	845,649	112,812,137
Auto Trader Group PLC (e)	424,396	3,535,967
AVEVA Group PLC	64,640	2,085,153
Aviva PLC	2,897,988	17,250,496
Avon Protection PLC (b)	154,108	2,637,783
See accompanying notes to financial statements.
133

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
B&M European Value Retail SA	441,357	$ 3,104,305
Babcock International Group PLC (a)	294,795	1,259,521
BAE Systems PLC	1,781,085	16,823,507
Balfour Beatty PLC	1,528,803	5,173,151
Barclays PLC	8,011,189	15,642,589
Barratt Developments PLC	916,660	6,304,954
Beazley PLC	300,562	1,665,253
Bellway PLC	57,242	1,832,943
Berkeley Group Holdings PLC (a)	56,109	2,762,960
Big Yellow Group PLC REIT	158,859	3,212,725
Bodycote PLC	119,411	994,433
BP PLC	11,219,224	55,445,939
British American Tobacco PLC	1,268,268	53,343,859
British Land Co. PLC REIT	984,129	6,872,679
Britvic PLC	122,415	1,300,705
BT Group PLC (b)	5,372,404	12,888,060
Bunzl PLC	188,967	7,384,488
Burberry Group PLC	312,355	6,884,532
Capita PLC (a)	1,320,450	363,883
Capital & Counties Properties PLC REIT	427,877	986,451
Capricorn Energy PLC (a)(b)	210,826	613,461
Cazoo Group, Ltd. (a)	39,135	108,013
Centrica PLC (a)	3,889,934	4,101,444
CK Hutchison Holdings, Ltd.	610,500	4,486,334
Close Brothers Group PLC	84,986	1,332,692
CNH Industrial NV	566,523	9,073,773
Coca-Cola Europacific Partners PLC	131,537	6,394,014
Compass Group PLC	952,098	20,684,075
ConvaTec Group PLC (e)	881,690	2,502,852
Croda International PLC	73,767	7,653,478
Currys PLC	578,081	691,868
Darktrace PLC (a)(b)	172,605	1,022,672
DCC PLC	48,085	3,751,818
Dechra Pharmaceuticals PLC	72,366	3,864,586
Derwent London PLC REIT	64,442	2,722,759
DEV Clever Holdings PLC (a)(b)	3,498,648	1,381,949
Diageo PLC	1,330,890	67,700,766
Diploma PLC	68,156	2,363,689
Direct Line Insurance Group PLC	815,228	2,952,842
Drax Group PLC	218,512	2,261,353
DS Smith PLC	389,902	1,653,548
easyJet PLC (a)	236,786	1,735,281
See accompanying notes to financial statements.
134

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Electrocomponents PLC	312,938	$ 4,466,405
EnQuest PLC (a)(b)	7,601,722	3,087,718
Entain PLC (a)	311,473	6,740,011
Experian PLC	630,600	24,501,557
Farfetch, Ltd. Class A (a)	153,730	2,324,398
Firstgroup PLC (a)(b)	562,782	832,129
Frasers Group PLC (a)	88,471	738,517
Future PLC	63,618	2,179,505
Games Workshop Group PLC	18,046	1,726,184
Genuit Group PLC	119,417	772,788
Genus PLC	35,699	1,326,428
Grafton Group PLC CDI	124,048	1,604,696
Great Portland Estates PLC REIT	160,695	1,506,444
Gym Group PLC (a)(e)	535,680	1,371,110
Halma PLC	215,779	7,131,049
Hammerson PLC REIT (b)	2,191,698	952,858
Hargreaves Lansdown PLC	111,607	1,481,230
Hays PLC	787,457	1,273,197
Hiscox, Ltd.	166,733	2,159,288
HomeServe PLC	225,151	2,499,033
Howden Joinery Group PLC	337,922	3,416,135
HSBC Holdings PLC	11,007,640	76,147,350
IG Group Holdings PLC	205,691	2,218,042
IMI PLC	131,536	2,360,538
Imperial Brands PLC	544,127	11,538,026
Inchcape PLC	236,115	2,082,902
Indivior PLC (a)	457,689	1,688,531
Informa PLC (a)	676,977	5,364,097
IntegraFin Holdings PLC	119,411	661,907
InterContinental Hotels Group PLC	112,486	7,686,636
Intermediate Capital Group PLC	168,237	3,955,049
International Consolidated Airlines Group SA (a)(b)	385,086	721,190
International Personal Finance PLC	190,724	259,153
Intertek Group PLC	95,069	6,539,019
Intu Properties PLC REIT (a)(b)(f)	315,030	—
Investec PLC	321,206	2,129,805
ITV PLC (a)	2,067,749	2,230,274
J Sainsbury PLC	1,391,801	4,630,767
JD Sports Fashion PLC (a)	1,173,970	2,291,512
John Wood Group PLC (a)	590,642	1,257,491
Johnson Matthey PLC	112,646	2,786,105
Jupiter Fund Management PLC	473,968	1,289,288
See accompanying notes to financial statements.
135

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Just Eat Takeaway (a)(e)	33,569	$ 1,146,734
Keller Group PLC	57,100	627,007
Kingfisher PLC	2,211,337	7,436,119
Lancashire Holdings, Ltd.	112,692	640,984
Land Securities Group PLC REIT	696,884	7,208,294
Legal & General Group PLC	3,336,174	11,947,804
Lloyds Banking Group PLC	39,569,721	24,515,416
London Stock Exchange Group PLC	175,949	18,454,301
LondonMetric Property PLC REIT	390,930	1,419,593
M&G PLC	1,440,515	4,195,400
Man Group PLC	1,556,207	4,794,615
Marks & Spencer Group PLC (a)	1,704,256	3,471,328
Marshalls PLC	174,257	1,562,456
Meggitt PLC (a)	355,768	3,560,945
Melrose Industries PLC	2,362,804	3,884,067
Micro Focus International PLC	202,958	1,081,459
Moneysupermarket.com Group PLC	470,221	1,176,322
National Express Group PLC (a)	358,410	1,099,529
National Grid PLC	2,149,681	33,183,358
Natwest Group PLC	2,531,190	7,195,283
Next PLC	120,543	9,573,568
Ninety One PLC	160,767	539,345
Nomad Foods, Ltd. (a)	83,154	1,877,617
Ocado Group PLC (a)	263,247	4,058,736
Pearson PLC	673,142	6,652,513
Pennon Group PLC	156,674	2,217,563
Pensana PLC (a)	73,785	77,331
Persimmon PLC	71,494	2,024,792
Petrofac, Ltd. (a)	168,592	231,300
Phoenix Group Holdings PLC	317,008	2,562,767
Playtech PLC (a)	275,985	2,151,185
Provident Financial PLC (a)	62,610	252,747
Prudential PLC	1,440,515	21,508,065
Quilter PLC (e)	1,328,900	2,491,568
Reckitt Benckiser Group PLC	404,719	31,077,181
Redrow PLC	116,194	799,815
RELX PLC (c)	710,554	22,294,187
RELX PLC (c)	574,438	18,049,556
Rentokil Initial PLC	1,043,627	7,227,724
Restaurant Group PLC (a)	1,776,102	1,426,488
Rightmove PLC	575,363	4,793,789
Rolls-Royce Holdings PLC (a)	5,216,737	6,944,174
See accompanying notes to financial statements.
136

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Rotork PLC	617,633	$ 2,654,307
Royal Mail PLC	258,113	1,118,089
Sage Group PLC	633,114	5,845,132
Schroders PLC	64,461	2,742,234
Segro PLC REIT	552,322	9,784,678
Serco Group PLC	1,021,776	1,938,609
Severn Trent PLC	135,163	5,477,684
Shaftesbury PLC REIT (b)	176,326	1,433,586
Smith & Nephew PLC	539,950	8,673,290
Smiths Group PLC	321,900	6,156,128
Spectris PLC	69,736	2,386,348
Spirax-Sarco Engineering PLC	40,673	6,712,759
Spirent Communications PLC	453,961	1,422,545
SSE PLC	906,105	20,860,018
SSP Group PLC (a)	368,008	1,100,870
St James's Place PLC	295,192	5,629,808
Standard Chartered PLC	1,641,558	11,027,249
Subsea 7 SA	142,552	1,343,680
Tate & Lyle PLC	513,845	4,953,730
Taylor Wimpey PLC	1,390,391	2,392,671
Telecom Plus PLC	35,139	707,866
Tesco PLC	4,862,195	17,669,000
THG PLC (a)	419,578	508,243
Tiziana Life Sciences, Ltd. (a)(b)	208,549	218,976
TP ICAP Group PLC	462,013	902,123
Trainline PLC (a)(e)	159,263	524,234
Travis Perkins PLC	80,283	1,307,567
Tritax Big Box REIT PLC	1,226,965	3,906,241
Ultra Electronics Holdings PLC	63,355	2,772,761
Unilever PLC (c)	1,417,720	64,492,472
Unilever PLC (c)	26,730	1,217,751
UNITE Group PLC REIT	149,777	2,283,622
United Utilities Group PLC	400,736	5,933,191
Victrex PLC	53,485	1,288,705
Virgin Money UK PLC CDI	420,252	968,856
Vodafone Group PLC	16,234,882	26,685,381
Weir Group PLC	65,352	1,412,011
WH Smith PLC (a)	60,859	1,150,667
Whitbread PLC (a)	155,986	5,867,679
Wickes Group PLC	90,348	219,475
Workspace Group PLC REIT	132,953	1,199,111
See accompanying notes to financial statements.
137

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
WPP PLC	757,546	$ 10,004,156
		1,285,598,253
UNITED STATES — 2.3%
Access Bio, Inc. (a)	27,563	409,335
Accustem Sciences, Inc. (a)	11	16
Adaptimmune Therapeutics PLC ADR (a)	160,221	330,055
Argonaut Gold, Inc. (a)(b)	198,428	389,215
Atlassian Corp. PLC Class A (a)	66,201	19,451,840
Avast PLC (e)	416,989	3,107,503
Avita Medical, Inc. CDI (a)	602	1,040
Bausch Health Cos., Inc. (a)	190,895	4,364,886
Carnival PLC (a)	181,165	3,236,388
Cineworld Group PLC (a)(b)	679,246	291,730
Constellium SE (a)	46,157	830,826
CyberArk Software, Ltd. (a)	34,725	5,859,844
Ferguson PLC	194,396	26,567,775
Fiverr International, Ltd. (a)(b)	12,549	954,602
Flex, Ltd. (a)	778,347	14,438,337
GlaxoSmithKline PLC	2,889,512	62,667,352
Globant SA (a)	22,597	5,921,996
Inmode, Ltd. (a)	18,030	665,487
International Game Technology PLC (b)	59,092	1,458,391
Jackson Financial, Inc. Class A	114	5,091
James Hardie Industries PLC CDI	237,791	7,249,905
Jazz Pharmaceuticals PLC (a)	6	934
Mind Medicine MindMed, Inc. (a)(b)	538,794	598,061
Nitro Software, Ltd. (a)(b)	114,437	131,912
Nordic American Tankers, Ltd.	223,070	475,139
Pluristem Therapeutics, Inc. (a)(b)	33,730	69,821
Primo Water Corp. (b)	86,851	1,237,699
QIAGEN NV (a)	131,616	6,521,088
REC Silicon ASA (a)(b)	421,891	705,886
Rhi Magnesita NV	18,986	608,950
Schneider Electric SE (c)	322,293	54,564,484
Schneider Electric SE (c)	2,000	339,056
Spotify Technology SA (a)	65,209	9,847,863
Stellantis NV (c)	594,384	9,786,532
Stellantis NV (c)	607,501	10,003,855
Stratasys, Ltd. (a)	25,923	658,185
Swiss Re AG	193,228	18,502,854
Tenaris SA	212,711	3,255,437
UroGen Pharma, Ltd. (a)(b)	78,368	682,585
See accompanying notes to financial statements.
138

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Waste Connections, Inc.	146,287	$ 20,475,847
		296,667,802
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	379,977	13,166,330
TOTAL COMMON STOCKS (Cost $11,557,863,076)		12,915,050,959

RIGHTS — 0.0% (d)
CANADA — 0.0% (d)
Pan American Silver Corp. (expiring 02/22/29) (a)(c)	32,412	27,250
FRANCE — 0.0% (d)
Electricite de France SA (expiring 04/04/22) (a)	240,362	89,859
SOUTH KOREA — 0.0% (d)
Samsung Biologics Co., Ltd. (expiring 4/8/22) (a)	592	91,825
TOTAL RIGHTS (Cost $14,245)		208,934
WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
Technicolor SA (expiring 9/22/24) (a)(b) (Cost: $0)	7,094	2,155
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (g)(h)	11,503,776	11,502,626
State Street Navigator Securities Lending Portfolio II (i)(j)	240,235,111	240,235,111
TOTAL SHORT-TERM INVESTMENTS (Cost $251,737,608)		251,737,737
TOTAL INVESTMENTS — 101.0% (Cost $11,809,614,929)		13,166,999,785
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(134,115,287)
NET ASSETS — 100.0%		$13,032,884,498
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
See accompanying notes to financial statements.
139

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $127,035, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	550	06/17/2022	$55,712,074	$58,971,000	$3,258,926
During the period ended March 31, 2022, average notional value related to futures contracts was $23,419,500.
See accompanying notes to financial statements.
140

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,913,297,717	$1,626,207	$127,035	$12,915,050,959
Rights	27,250	181,684	—	208,934
Warrants	2,155	—	—	2,155
Short-Term Investments	251,737,737	—	—	251,737,737
TOTAL INVESTMENTS	$13,165,064,859	$1,807,891	$127,035	$13,166,999,785
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	3,258,926	—	—	3,258,926
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 3,258,926	$ —	$ —	$ 3,258,926
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	17.5%
Industrials	15.8
Consumer Discretionary	10.7
Health Care	10.7
Information Technology	10.6
Materials	8.9
Consumer Staples	8.3
Energy	5.1
Communication Services	4.8
Real Estate	3.6
Utilities	3.1
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
141

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,575,064	$ 5,576,179	$ 317,702,514	$ 311,772,928	$(3,268)	$129	11,503,776	$ 11,502,626	$ 4,118
State Street Navigator Securities Lending Portfolio II	168,665,275	168,665,275	1,010,659,838	939,090,002	—	—	240,235,111	240,235,111	1,111,681
Total		$174,241,454	$1,328,362,352	$1,250,862,930	$(3,268)	$129		$251,737,737	$1,115,799
See accompanying notes to financial statements.
142

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.0% (a)
Despegar.com Corp. (b)(c)	17	$ 207
AUSTRALIA — 2.4%
Alkane Resources, Ltd. (b)	60,220	51,779
Alumina, Ltd.	164,274	247,957
AMP, Ltd. (b)	43,457	31,492
Appen, Ltd.	1,807	9,390
Aussie Broadband, Ltd. (b)	6,101	24,374
Australia & New Zealand Banking Group, Ltd.	10,849	224,859
Australian Ethical Investment, Ltd.	694	3,752
Australian Strategic Materials, Ltd. (b)	1,872	10,670
Bellevue Gold, Ltd. (b)(c)	41,748	30,097
Betmakers Technology Group, Ltd. (b)(c)	58,877	28,076
BHP Group, Ltd. (c)	16,514	641,761
BHP Group, Ltd.	3,206	124,609
Blackmores, Ltd. (c)	68	3,838
Boral, Ltd. (c)	23,264	60,447
BrainChip Holdings, Ltd. (b)(c)	67,316	48,782
Brambles, Ltd.	32,390	241,044
BWX, Ltd. (b)	9,315	15,669
Cettire, Ltd. (b)(c)	5,069	4,339
Chalice Mining, Ltd. (b)	1,871	9,934
Champion Iron, Ltd.	3,765	22,081
Clinuvel Pharmaceuticals, Ltd. (c)	744	10,314
Codan, Ltd.	733	4,029
Coles Group, Ltd.	14,786	198,864
Commonwealth Bank of Australia	3,576	284,034
Cooper Energy, Ltd. (b)	498	108
Coronado Global Resources, Inc. CDI (d)	8,259	12,404
CSL, Ltd.	5,605	1,128,663
De Grey Mining, Ltd. (b)	19,134	16,668
Deterra Royalties, Ltd.	5,403	19,597
Dubber Corp., Ltd. (b)	4,311	4,063
Emeco Holdings, Ltd. (c)	7,068	4,618
EML Payments, Ltd. (b)(c)	8,905	20,129
Endeavour Group, Ltd. (c)	5,584	30,569
Fortescue Metals Group, Ltd.	23,241	360,575
Genworth Mortgage Insurance Australia, Ltd.	5,651	12,222
Glencore PLC (b)	25,468	167,662
Gold Road Resources, Ltd.	4,310	5,259
Home Consortium, Ltd. REIT (c)	3,233	16,752
See accompanying notes to financial statements.
143

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Iluka Resources, Ltd.	5,403	$ 45,808
Imugene, Ltd. (b)(c)	21,639	4,062
Insurance Australia Group, Ltd.	72,264	237,688
ioneer, Ltd. (b)(c)	24,610	12,752
Kogan.com, Ltd. (b)(c)	3,446	14,724
LendLease Corp., Ltd. Stapled Security (c)	38,224	321,488
Liontown Resources, Ltd. (b)(c)	4,548	6,421
Lynas Rare Earths, Ltd. (b)	1,035	8,363
Macquarie Group, Ltd.	6,705	1,023,488
Mayne Pharma Group, Ltd. (b)(c)	23,166	4,349
Megaport, Ltd. (b)(c)	6,213	64,899
Mesoblast, Ltd. (b)(c)	15,712	13,510
Nanosonics, Ltd. (b)(c)	9,903	29,598
National Australia Bank, Ltd.	14,393	349,652
Nearmap, Ltd. (b)(c)	22,880	25,515
Newcrest Mining, Ltd. (e)	7,612	152,852
Newcrest Mining, Ltd. (e)	912	18,378
Northern Star Resources, Ltd.	666	5,371
Novonix, Ltd. (b)(c)	562	2,617
Nufarm, Ltd.	1,112	5,286
Nuix, Ltd. (b)(c)	25,103	29,785
Omni Bridgeway, Ltd. (b)(c)	9,933	28,345
oOh!media, Ltd. (c)	3,724	4,516
Origin Energy, Ltd.	24,102	112,759
Orora, Ltd.	1,915	5,191
OZ Minerals, Ltd.	23,820	477,063
Paladin Energy, Ltd. (b)(c)	10,082	5,981
Pepper Money, Ltd.	14,065	21,547
Perseus Mining, Ltd. (c)	9,001	13,248
PointsBet Holdings, Ltd. (b)(c)	8,489	24,097
PolyNovo, Ltd. (b)(c)	47,475	39,038
Pro Medicus, Ltd. (c)	2,017	74,203
QBE Insurance Group, Ltd.	11,346	97,983
Ramelius Resources, Ltd.	13,181	14,254
Redbubble, Ltd. (b)(c)	10,780	12,548
Regis Resources, Ltd. (b)(c)	3,149	4,990
Rio Tinto PLC	10,263	821,712
Rio Tinto, Ltd.	811	72,540
Santos, Ltd.	20,292	117,944
Sayona Mining, Ltd. (b)	134,596	24,258
Scentre Group REIT	33,821	77,464
Shopping Centres Australasia Property Group REIT	445,220	976,267
See accompanying notes to financial statements.
144

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Silver Lake Resources, Ltd. (b)	18,579	$ 29,997
Sonic Healthcare, Ltd.	17,971	478,814
South32, Ltd.	9,910	37,970
St Barbara, Ltd. (b)(c)	5,440	5,760
Suncorp Group, Ltd.	23,757	198,384
Telix Pharmaceuticals, Ltd. (b)(c)	6,193	19,440
Temple & Webster Group, Ltd. (b)(c)	1,251	6,285
Transurban Group Stapled Security	33,402	339,878
Tyro Payments, Ltd. (b)(c)	4,878	6,447
Vicinity Centres REIT	125,709	176,058
Vulcan Energy Resources, Ltd. (b)	1,248	9,512
Wesfarmers, Ltd.	14,786	559,730
West African Resources, Ltd. (b)(c)	29,245	27,452
Western Areas, Ltd. (b)	1,796	4,896
Westgold Resources, Ltd. (c)	30,230	43,700
Westpac Banking Corp. (c)	16,667	303,390
Woodside Petroleum, Ltd. (c)	8,052	194,097
Woolworths Group, Ltd.	5,584	156,242
		12,132,086
AUSTRIA — 0.2%
DO & Co. AG (b)(c)	3,186	270,831
OMV AG	6,494	313,516
S&T AG	902	17,031
Schoeller-Bleckmann Oilfield Equipment AG (b)	4,224	229,587
		830,965
BAHAMAS — 0.0% (a)
OneSpaWorld Holdings, Ltd. (b)(c)	2,658	27,112
BELGIUM — 0.2%
Anheuser-Busch InBev SA/NV (c)	3,763	227,181
Solvay SA (c)	2,195	218,485
UCB SA	5,687	686,233
		1,131,899
BRAZIL — 0.8%
Adecoagro SA (b)	30	362
Ambev SA ADR (b)	49,256	159,097
Anima Holding SA (b)	38,583	58,947
Azul SA Preference Shares (b)	2,000	10,067
Banco Bradesco SA ADR	63,504	294,658
Banco Inter SA	7,917	35,320
Boa Vista Servicos SA	29,900	53,798
See accompanying notes to financial statements.
145

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cia Energetica de Minas Gerais ADR	6,472	$ 20,840
Cia Siderurgica Nacional SA ADR (b)(c)	24,204	131,186
Clear Sale SA (b)	4,800	5,950
CVC Brasil Operadora e Agencia de Viagens SA (b)	24,204	85,010
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,585	24,237
ERO Copper Corp. (b)	400	5,864
Ez Tec Empreendimentos e Participacoes SA	9,430	37,208
Gerdau SA ADR	21,843	140,450
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	5,268	19,068
Infracommerce CXAAS SA (b)	2,000	6,019
Itau Unibanco Holding SA Preference Shares ADR (b)	47,125	269,084
Light SA	300	653
Locaweb Servicos de Internet SA (b)(d)	6,036	12,829
Marfrig Global Foods SA	1,813	8,165
Meliuz SA (d)	94,790	51,066
MercadoLibre, Inc. (b)	195	231,949
Minerva SA	11,293	30,086
MPM Corporeos SA	5,200	6,019
Natura & Co. Holding SA ADR (b)(c)	6,404	69,932
Omega Energia SA (b)	43,276	108,920
Oncoclinicas do Brasil Servicos Medicos SA (b)	2,600	5,778
Petro Rio SA (b)	50,723	254,151
Petroleo Brasileiro SA Preference Shares ADR	32,086	448,562
Petroleo Brasileiro SA ADR	12,468	184,526
Santos Brasil Participacoes SA	1,932	3,098
Sequoia Logistica e Transportes SA (b)	1,700	4,472
Vale SA ADR	37,789	755,402
Via S/A (b)	13,451	11,804
Wheaton Precious Metals Corp.	4,394	209,138
XP, Inc. Class A (b)	12	361
Yara International ASA	2,762	139,616
		3,893,692
BURKINA FASO — 0.0% (a)
Endeavour Mining PLC (c)	60	1,489
IAMGOLD Corp. (b)(c)	3,141	10,914
		12,403
CANADA — 3.4%
Advantage Energy, Ltd. (b)(c)	17,764	123,874
Agnico Eagle Mines, Ltd.	1,597	97,811
Alamos Gold, Inc. Class A	569	4,783
Altius Minerals Corp. (c)	4,777	92,171
See accompanying notes to financial statements.
146

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Aurinia Pharmaceuticals, Inc. (b)	4,482	$ 55,487
Aurora Cannabis, Inc. (b)(c)	375	1,495
B2Gold Corp.	5,391	24,774
Ballard Power Systems, Inc. (b)(c)	4,858	56,590
Bank of Montreal (c)	3,653	430,241
Bank of Nova Scotia	4,487	321,873
Barrick Gold Corp. (c)	6,429	157,810
Birchcliff Energy, Ltd. (c)	2,460	16,465
BlackBerry, Ltd. (b)(c)	3,521	26,132
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (b)	109	6,228
Brookfield Asset Management, Inc. Class A	15,470	875,401
Calibre Mining Corp. (b)	19,810	23,632
Cameco Corp.	9,254	269,756
Canada Goose Holdings, Inc. (b)(c)	441	11,598
Canadian Imperial Bank of Commerce	1,634	198,519
Canadian National Railway Co. (c)	6,983	937,552
Canadian Natural Resources, Ltd.	6,983	432,772
Canadian Pacific Railway, Ltd.	7,349	607,077
Canadian Tire Corp., Ltd. Class A (c)	1,726	260,838
Canopy Growth Corp. (b)(c)	1,175	8,918
Cenovus Energy, Inc.	8,891	148,344
Corby Spirit and Wine, Ltd.	3,078	42,829
Crescent Point Energy Corp. (c)	4,569	33,141
Cronos Group, Inc. (b)(c)	1,377	5,347
Docebo, Inc. (b)	2,323	120,181
Dundee Precious Metals, Inc.	5,203	31,075
Enbridge, Inc.	9,612	442,873
Endeavour Silver Corp. (b)(c)	21,937	101,865
Enerplus Corp.	9,155	116,100
Enthusiast Gaming Holdings, Inc. (b)(c)	11,075	26,778
Equinox Gold Corp. (b)	10,574	87,365
Equitable Group, Inc. (c)	900	51,692
Essa Pharma, Inc. (b)(c)	2,048	12,657
First Majestic Silver Corp. (c)	18,685	245,782
Fortuna Silver Mines, Inc. (b)(c)	3,300	12,550
George Weston, Ltd.	453	55,834
GoGold Resources, Inc. (b)	3,240	7,600
Hut 8 Mining Corp. (b)(c)	10,196	56,243
IGM Financial, Inc.	2,732	96,611
Imperial Oil, Ltd.	5,051	244,654
Jamieson Wellness, Inc. (c)(d)	1,365	38,085
See accompanying notes to financial statements.
147

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Just Energy Group, Inc. (b)(e)	14,435	$ 13,569
Just Energy Group, Inc. (b)(e)	4	4
K92 Mining, Inc. (b)	2,160	15,806
Kinaxis, Inc. (b)(c)	188	24,627
Kinross Gold Corp.	15,021	88,270
Largo, Inc. (b)(c)	5,220	66,156
Lightspeed Commerce, Inc. (b)(c)	750	22,895
Lithium Americas Corp. (b)(c)	2,578	99,421
Loblaw Cos., Ltd.	5,678	509,954
MAG Silver Corp. (b)(c)	818	13,255
Magnet Forensics, Inc. (b)	228	5,098
Manulife Financial Corp.	12,843	274,124
Maverix Metals, Inc. (c)	900	4,316
McEwen Mining, Inc. (b)	22,593	19,017
MEG Energy Corp. (b)(c)	1,830	25,010
Minto Apartment Real Estate Investment Trust (d)	5,039	86,616
MTY Food Group, Inc. (c)	2,820	123,023
National Bank of Canada	9,614	737,608
New Gold, Inc. (b)(c)	4,313	7,838
New Pacific Metals Corp. (b)	8,748	27,875
NexGen Energy, Ltd. (b)(c)	25,141	142,507
Novagold Resources, Inc. (b)	1,554	11,981
Nutrien, Ltd. (c)	3,790	392,093
Nuvei Corp. (b)(c)(d)	450	33,866
Onex Corp. (c)	6,039	405,066
Organigram Holdings, Inc. (b)(c)	1,702	2,834
Orla Mining, Ltd. (b)(c)	1,000	4,788
Osisko Mining, Inc. (b)(c)	22,665	72,402
Pan American Silver Corp.	752	20,542
Park Lawn Corp. (c)	3,114	86,211
PyroGenesis Canada, Inc. (b)(c)	520	1,303
Real Matters, Inc. (b)(c)	6,152	26,203
Repare Therapeutics, Inc. (b)	270	3,845
Rogers Communications, Inc. Class B	9,629	545,493
Royal Bank of Canada	8,433	929,281
Sabina Gold & Silver Corp. (b)	2,120	2,563
Sandstorm Gold, Ltd. (c)	752	6,069
Shaw Communications, Inc. Class B	6,617	205,548
Shopify, Inc. Class A (b)	645	436,594
Silvercorp Metals, Inc. (c)	6,479	23,653
SilverCrest Metals, Inc. (b)(c)	30,735	274,119
SNC-Lavalin Group, Inc. (c)	4,027	97,044
See accompanying notes to financial statements.
148

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SSR Mining, Inc. (c)	6,289	$ 136,852
Summit Industrial Income REIT	5,024	88,570
Sun Life Financial, Inc. (c)	9,902	553,348
Suncor Energy, Inc.	14,121	460,129
SunOpta, Inc. (b)(c)	510	2,564
TC Energy Corp. (c)	6,338	357,786
Teck Resources, Ltd. Class B (b)	5,024	203,044
TECSYS, Inc. (c)	180	4,606
TELUS Corp.	30,098	786,999
Thinkific Labs, Inc. (b)(c)	121	332
Tilray Brands, Inc. (b)	2,392	18,557
Tilray Brands, Inc. Class 2 (b)(c)	4,381	34,040
Torex Gold Resources, Inc. (b)	572	7,190
Toronto-Dominion Bank	12,086	959,778
TransAlta Corp.	15,758	163,251
Wallbridge Mining Co., Ltd. (b)	101,300	26,764
Well Health Technologies Corp. (b)(c)	1,350	5,631
Wesdome Gold Mines, Ltd. (b)(c)	6,579	82,642
Westport Fuel Systems, Inc. (b)(c)	944	1,519
Yamana Gold, Inc. (c)	11,918	66,601
Zymeworks, Inc. (b)	228	1,493
		16,869,586
CHILE — 0.1%
Aguas Andinas SA Class A	23,728	5,065
Cia Cervecerias Unidas SA	747	5,590
Embotelladora Andina SA Class B, Preference Shares	23,104	51,292
Enel Americas SA ADR (c)	3,662	21,862
Enel Chile SA ADR	3,037	4,799
Inversiones Aguas Metropolitanas SA	9,981	5,048
Liberty Latin America, Ltd. Class C (b)	943	9,043
Parque Arauco SA (b)	11,402	11,939
Plaza SA	4,651	4,817
Sociedad Quimica y Minera de Chile SA ADR	743	63,601
Vina Concha y Toro SA	12,704	20,490
		203,546
CHINA — 3.1%
111, Inc. ADR (b)	11,257	29,944
17 Education & Technology Group, Inc. (b)(c)	174	463
360 DigiTech, Inc. ADR	228	3,509
51job, Inc. ADR (b)(c)	90	5,270
AAC Technologies Holdings, Inc. (b)(c)	2,500	6,059
See accompanying notes to financial statements.
149

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Agora, Inc. ADR (b)	2,093	$ 20,804
Agricultural Bank of China, Ltd. Class H	255,000	98,009
AK Medical Holdings, Ltd. (c)(d)	28,000	16,661
Akeso, Inc. (b)(c)(d)	8,000	17,039
Alibaba Group Holding, Ltd. ADR (b)	1,424	154,931
Alibaba Group Holding, Ltd. (b)	100,800	1,442,868
Alibaba Health Information Technology, Ltd. (b)(c)	86,000	55,786
A-Living Smart City Services Co., Ltd. (c)(d)	2,500	3,499
Alphamab Oncology (b)(c)(d)	13,000	13,197
Anhui Conch Cement Co., Ltd. Class H	6,000	30,876
Anhui Gujing Distillery Co., Ltd. Class A	600	16,196
Anhui Gujing Distillery Co., Ltd. Class B	3,600	46,539
Anhui Honglu Steel Construction Group Co., Ltd. Class A	2,400	15,981
Anhui Kouzi Distillery Co., Ltd. Class A	1,400	11,918
Anjoy Foods Group Co., Ltd. Class A	700	12,163
ANTA Sports Products, Ltd.	5,000	62,824
Archosaur Games, Inc. (c)(d)	9,000	9,332
Ascentage Pharma Group International (b)(c)(d)	7,000	15,088
Autel Intelligent Technology Corp., Ltd. Class A	800	4,891
Autobio Diagnostics Co., Ltd. Class A	3,100	23,518
Autohome, Inc. ADR	441	13,411
Baidu, Inc. ADR (b)	1,928	255,074
Bank of China, Ltd. Class H	608,000	244,554
Bank of Communications Co., Ltd. Class H	172,000	123,431
Baozun, Inc. ADR (b)	5,308	45,543
BeiGene, Ltd. ADR (b)(c)	76	14,334
Beijing BDStar Navigation Co., Ltd. Class A (b)	1,000	5,220
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (b)(c)	11,500	13,833
Beijing Enlight Media Co., Ltd. Class A	3,500	4,521
Beijing Shunxin Agriculture Co., Ltd. Class A	9,800	36,062
Beijing Sinnet Technology Co., Ltd. Class A	9,300	19,426
Beijing Tiantan Biological Products Corp., Ltd. Class A	11,080	43,077
BEST, Inc. ADR (b)(c)	24,426	15,755
Bilibili, Inc. ADR (b)(c)	1,365	34,917
Bit Digital, Inc. (b)	4,295	15,462
BIT Mining, Ltd. ADR (b)(c)	8,186	22,839
BOE Varitronix, Ltd. (c)	46,000	54,568
Budweiser Brewing Co. APAC, Ltd. (c)(d)	1,700	4,526
Burning Rock Biotech Ltd. ADR (b)	1,768	16,425
BYD Co., Ltd. Class A	1,400	50,680
BYD Co., Ltd. Class H	3,000	85,962
See accompanying notes to financial statements.
150

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
C&S Paper Co., Ltd. Class A	12,100	$ 22,873
Canaan, Inc. (b)	2,412	13,097
CanSino Biologics, Inc. Class H (b)(c)(d)	200	3,215
Cathay Media And Education Group, Inc. (d)	33,000	5,267
CGN New Energy Holdings Co., Ltd. (c)	14,000	6,150
Chengtun Mining Group Co., Ltd. Class A	3,100	4,180
Chifeng Jilong Gold Mining Co., Ltd. Class A (b)	24,600	70,257
China CITIC Bank Corp., Ltd. Class H	56,000	28,388
China Conch Environment Protection Holdings, Ltd. (b)	5,000	6,257
China Conch Venture Holdings, Ltd.	5,000	14,621
China Construction Bank Corp. Class H	620,000	466,302
China Foods, Ltd.	60,000	20,763
China Gas Holdings, Ltd.	14,600	18,717
China Life Insurance Co., Ltd. Class H	86,000	132,216
China Maple Leaf Educational Systems, Ltd. (b)	592,000	31,749
China Meidong Auto Holdings, Ltd. (c)	2,000	7,661
China Mengniu Dairy Co., Ltd. (b)	9,000	48,497
China Merchants Bank Co., Ltd. Class H	95,174	748,009
China Minmetals Rare Earth Co., Ltd. Class A	1,800	8,260
China Minsheng Banking Corp., Ltd. Class H (c)	35,000	13,184
China Molybdenum Co., Ltd. Class A	5,500	4,514
China New Higher Education Group, Ltd. (c)(d)	2,000	638
China Online Education Group ADR (b)	14	25
China Overseas Land & Investment, Ltd.	43,000	128,757
China Overseas Property Holdings, Ltd.	5,000	5,950
China Pacific Insurance Group Co., Ltd. Class H	15,000	36,622
China Petroleum & Chemical Corp. Class H	313,200	157,172
China Resources Beer Holdings Co., Ltd.	8,000	49,084
China Resources Gas Group, Ltd.	2,000	8,491
China Resources Land, Ltd.	15,000	69,911
China Ruyi Holdings, Ltd. (b)(c)	164,000	44,396
China Shenhua Energy Co., Ltd. Class H	39,500	126,599
China Tower Corp., Ltd. Class H (d)	126,000	14,158
China TransInfo Technology Co., Ltd. Class A	9,600	16,181
China Vanke Co., Ltd. Class H	5,000	11,326
Chindata Group Holdings, Ltd. ADR (b)	1,340	8,469
Chlitina Holding, Ltd.	2,000	14,170
Chongqing Brewery Co., Ltd. Class A (b)	2,100	35,472
Chongqing Fuling Zhacai Group Co., Ltd. Class A	1,300	6,658
CIFI Ever Sunshine Services Group, Ltd. (c)	20,000	27,071
CITIC, Ltd.	80,000	88,975
Cloopen Group Holding, Ltd. ADR (b)(c)	9,963	17,136
See accompanying notes to financial statements.
151

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	2,900	$ 4,472
COFCO Joycome Foods., Ltd. (b)(c)	62,000	27,630
Coolpad Group, Ltd. (b)	188,000	4,585
COSCO SHIPPING Ports, Ltd.	37,589	29,279
Country Garden Holdings Co., Ltd. (c)	70,278	54,112
Country Garden Services Holdings Co., Ltd.	10,000	42,904
CSPC Pharmaceutical Group, Ltd.	26,880	31,063
CStone Pharmaceuticals (b)(c)(d)	7,500	4,827
Dada Nexus, Ltd. ADR (b)	1,340	12,234
Daqo New Energy Corp. ADR (b)	2,599	107,391
DaShenLin Pharmaceutical Group Co., Ltd. Class A	2,700	12,734
Dongyue Group, Ltd.	23,000	31,660
DouYu International Holdings, Ltd. ADR (b)(c)	12,263	25,507
Ebang International Holdings, Inc. Class A (b)	21	24
Edvantage Group Holdings, Ltd.	10,000	3,626
EHang Holdings, Ltd. ADR (b)	924	11,079
ENN Energy Holdings, Ltd.	1,800	27,007
Everest Medicines, Ltd. (b)(c)(d)	4,500	14,911
Excellence Commercial Property & Facilities Management Group, Ltd. (c)	18,000	9,148
Fire Rock Holdings, Ltd. (c)	142,000	10,154
Flat Glass Group Co., Ltd. Class H (c)	17,000	65,774
Futu Holdings, Ltd. ADR (b)	588	19,145
Ganfeng Lithium Co., Ltd. Class A	700	13,855
Gaotu Techedu, Inc. ADR (b)	24,836	42,718
G-bits Network Technology Xiamen Co., Ltd. Class A	300	17,037
GCL New Energy Holdings, Ltd. (b)(c)	1,088,000	22,784
GCL System Integration Technology Co., Ltd. Class A (b)	25,200	14,251
GDS Holdings, Ltd. ADR (b)	90	3,533
Geely Automobile Holdings, Ltd.	17,000	26,830
Genetron Holdings, Ltd. ADR (b)	6,274	13,740
Genor Biopharma Holdings, Ltd. (b)(c)(d)	23,500	15,004
Genscript Biotech Corp. (b)	10,000	32,050
Great Wall Motor Co., Ltd. Class H	6,500	10,425
Guangdong Investment, Ltd.	4,000	5,475
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	7,800	90,249
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	900	9,091
Guangzhou Tinci Materials Technology Co., Ltd. Class A	1,190	17,621
Haichang Ocean Park Holdings, Ltd. (b)(c)(d)	82,000	40,836
Haidilao International Holding, Ltd. (b)(c)(d)	2,000	3,923
Hainan Meilan International Airport Co., Ltd. Class H (b)(c)	6,000	13,745
Hang Zhou Great Star Industrial Co., Ltd. Class A (b)	2,100	5,445
See accompanying notes to financial statements.
152

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hangzhou First Applied Material Co., Ltd. Class A	200	$ 3,576
Hangzhou Oxygen Plant Group Co., Ltd. Class A	1,700	7,680
Hangzhou Tigermed Consulting Co., Ltd. Class A	300	5,085
Health & Happiness H&H International Holdings, Ltd.	43,500	61,211
Hello Group, Inc. ADR	1,002	5,792
Hengan International Group Co., Ltd.	8,500	39,291
Hope Education Group Co., Ltd. (c)(d)	38,000	3,591
Huafon Chemical Co., Ltd. Class A	9,200	13,203
Huaneng Power International, Inc. Class H (b)(c)	154,000	65,876
HUYA, Inc. ADR (b)	5,094	22,770
Hygeia Healthcare Holdings Co., Ltd. (c)(d)	1,200	4,681
iClick Interactive Asia Group, Ltd. ADR (b)(c)	8,896	10,497
iDreamSky Technology Holdings, Ltd. (b)(c)(d)	24,800	14,219
I-Mab ADR (b)	152	2,468
indie Semiconductor, Inc. Class A (b)	3,716	29,022
Industrial & Commercial Bank of China, Ltd. Class H	428,000	262,875
Ingenic Semiconductor Co., Ltd. Class A	1,700	24,495
Innovent Biologics, Inc. (b)(d)	5,500	18,927
Inspur International, Ltd. (b)	90,000	37,924
Intco Medical Technology Co., Ltd. Class A	2,400	17,482
iQIYI, Inc. ADR (b)(c)	8,143	36,969
JA Solar Technology Co., Ltd. Class A	1,800	22,310
Jafron Biomedical Co., Ltd. Class A	3,000	21,451
JD Health International, Inc. (b)(c)(d)	1,150	7,063
JD.com, Inc. Class A (b)	13,573	405,557
Jh Educational Technology, Inc. (b)	12,000	5,087
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,300	48,413
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	600	12,819
Jiangsu Yangnong Chemical Co., Ltd. Class A	700	13,314
Jiangsu Yoke Technology Co., Ltd. Class A	500	4,036
Jinchuan Group International Resources Co., Ltd. (c)	28,000	4,076
JinkoSolar Holding Co., Ltd. ADR (b)(c)	2,234	107,880
Jinxin Fertility Group, Ltd. (b)(c)(d)	4,500	3,465
JiuGui Liquor Co., Ltd. Class A	1,400	32,618
Joinn Laboratories China Co., Ltd. Class A	400	7,252
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	900	3,991
JOYY, Inc. ADR	349	12,819
Juewei Food Co., Ltd. Class A	900	5,973
JW Cayman Therapeutics Co., Ltd. (b)(c)(d)	22,500	23,329
Kangji Medical Holdings, Ltd. (c)	5,000	4,954
KE Holdings, Inc. ADR (b)	2,850	35,254
See accompanying notes to financial statements.
153

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Kingdee International Software Group Co., Ltd. (b)	2,000	$ 4,449
Kingsoft Cloud Holdings, Ltd. ADR (b)(c)	1,112	6,750
Konka Group Co., Ltd. Class B	260,100	69,414
Koolearn Technology Holding, Ltd. (b)(c)(d)	37,500	19,010
Kuaishou Technology (b)(d)	5,000	47,373
Kweichow Moutai Co., Ltd. Class A	300	81,237
KWG Living Group Holdings, Ltd.	36,000	13,423
Laobaixing Pharmacy Chain JSC Class A	1,100	6,266
Lenovo Group, Ltd. (c)	34,000	36,990
Li Auto, Inc. ADR (b)	2,457	63,415
Li Ning Co., Ltd.	8,000	69,055
Lifetech Scientific Corp. (b)(c)	12,000	4,015
Lingyi iTech Guangdong Co. Class A (b)	11,100	8,883
Longfor Group Holdings, Ltd. (d)	8,500	43,741
Luoyang Glass Co., Ltd. Class H (b)(c)	6,000	8,979
Luzhou Laojiao Co., Ltd. Class A	600	17,569
Mango Excellent Media Co., Ltd. Class A	2,700	13,253
Maxscend Microelectronics Co., Ltd. Class A	100	3,307
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	4,300	3,990
Meitu, Inc. (b)(c)(d)	66,000	7,838
Meituan Class B (b)(d)	27,300	542,416
Mianyang Fulin Precision Co., Ltd. Class A (b)	1,000	3,444
Microport Scientific Corp. (b)(c)	3,008	6,829
Ming Yuan Cloud Group Holdings, Ltd. (c)	10,000	13,765
Minsheng Education Group Co., Ltd. (d)	44,000	4,607
MMG, Ltd. (b)	36,000	14,526
Mulsanne Group Holding, Ltd. (b)(c)(d)	8,000	3,780
Nam Tai Property, Inc. (b)	1,020	6,375
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	12,250	60,554
NetEase, Inc. ADR	31	2,780
NetEase, Inc.	13,980	256,700
New Horizon Health, Ltd. (b)(d)	5,000	14,557
New Oriental Education & Technology Group, Inc. ADR (b)	12,737	14,648
Newborn Town, Inc. (b)(c)	118,000	52,134
NIO, Inc. ADR (b)	9,458	199,091
Niu Technologies ADR (b)	2,180	21,059
Nongfu Spring Co., Ltd. Class H (c)(d)	5,400	28,788
Ocumension Therapeutics (b)(c)(d)	21,000	26,869
OneConnect Financial Technology Co., Ltd. (b)	18,181	25,635
Ovctek China, Inc. Class A	2,900	16,688
Peijia Medical, Ltd. (b)(c)(d)	24,000	21,759
See accompanying notes to financial statements.
154

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PetroChina Co., Ltd. Class H	148,000	$ 76,727
Pharmaron Beijing Co., Ltd. Class A	300	5,576
PICC Property & Casualty Co., Ltd. Class H	171,788	175,925
Pinduoduo, Inc. ADR (b)	2,070	83,028
Ping An Healthcare & Technology Co., Ltd. (b)(c)(d)	1,100	2,893
Ping An Insurance Group Co. of China, Ltd. Class H	43,000	305,558
Postal Savings Bank of China Co., Ltd. Class H (c)(d)	60,000	48,650
Powerlong Commercial Management Holdings, Ltd. (c)	6,500	5,171
Prosus NV (b)	7,406	400,272
Q Technology Group Co., Ltd. (c)	18,000	13,929
Qutoutiao, Inc. ADR (b)(c)	72	109
Raytron Technology Co., Ltd. Class A	2,200	15,616
ReneSola, Ltd. ADR (b)	810	4,706
RLX Technology, Inc. ADR (b)(c)	21,594	38,653
Sangfor Technologies, Inc. Class A	200	3,515
SG Micro Corp. Class A	100	5,144
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	7,220	40,979
Shanghai Baosight Software Co., Ltd. Class A	2,730	20,965
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	19,000	12,407
Shanghai Henlius Biotech, Inc. Class H (b)(c)(d)	5,200	13,811
Shanghai Jahwa United Co., Ltd. Class A	800	4,345
Shanghai M&G Stationery, Inc. Class A	500	3,850
Shangri-La Asia, Ltd. (b)	34,000	26,744
Shanxi Meijin Energy Co., Ltd. Class A (b)	21,600	43,587
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,260	50,594
Shenghe Resources Holding Co., Ltd. Class A	4,000	10,693
Shengyi Technology Co., Ltd. Class A	8,600	21,838
Shenzhen Goodix Technology Co., Ltd. Class A	400	4,467
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,000	14,689
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	2,900	15,518
Shenzhen SC New Energy Technology Corp. Class A	2,400	27,750
Shenzhou International Group Holdings, Ltd.	6,800	90,998
Shimao Services Holdings, Ltd. (c)(d)	14,000	7,508
Sichuan Chuantou Energy Co., Ltd. Class A	2,600	4,399
Sichuan Swellfun Co., Ltd. Class A	1,400	18,166
Skshu Paint Co., Ltd. Class A	1,220	17,035
Smoore International Holdings, Ltd. (c)(d)	12,000	28,807
Sohu.com, Ltd. ADR (b)(c)	2,122	35,692
SOS, Ltd. (b)(c)	6,811	3,655
StarPower Semiconductor, Ltd. Class A	100	6,090
Sun King Technology Group, Ltd. (b)(c)	8,000	2,830
See accompanying notes to financial statements.
155

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sunac China Holdings, Ltd. (c)	8,000	$ 4,679
Sunac Services Holdings, Ltd. (b)(c)(d)	16,257	10,068
Sunkwan Properties Group, Ltd. (b)(c)	20,000	4,571
Sunny Optical Technology Group Co., Ltd.	7,000	112,713
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	500	5,639
TAL Education Group ADR (b)	8,335	25,088
Tencent Holdings, Ltd.	45,700	2,183,638
Tencent Music Entertainment Group ADR (b)	1,350	6,575
Tianshan Aluminum Group Co., Ltd. Class A	3,500	4,256
Times Neighborhood Holdings, Ltd. (c)	52,000	15,405
Toly Bread Co., Ltd. Class A	1,200	3,803
Tongdao Liepin Group (b)	28,200	63,592
Topchoice Medical Corp. Class A (b)	200	4,508
Trip.com Group, Ltd. ADR (b)	2,492	57,615
Tsingtao Brewery Co., Ltd. Class A	2,800	34,849
Up Fintech Holding, Ltd. ADR (b)(c)	4,911	24,064
Uxin, Ltd. ADR (b)(c)	13,913	14,191
Venus MedTech Hangzhou, Inc. Class H (b)(c)(d)	8,000	16,549
Vesync Co., Ltd.	7,000	4,791
Vipshop Holdings, Ltd. ADR (b)	5,307	47,763
Viva Biotech Holdings (c)(d)	12,000	4,750
Vnet Group, Inc. ADR (b)	2,796	16,301
Walvax Biotechnology Co., Ltd. Class A	7,200	62,233
Weihai Guangwei Composites Co., Ltd. Class A	400	3,715
Weimob, Inc. (b)(c)(d)	78,000	51,393
Will Semiconductor Co., Ltd. Shanghai Class A	600	18,279
Winning Health Technology Group Co., Ltd. Class A	21,590	31,936
Wisdom Education International Holdings Co., Ltd.	244,000	9,347
Wuhan Guide Infrared Co., Ltd. Class A	15,720	42,221
Wuliangye Yibin Co., Ltd. Class A	1,200	29,311
WUS Printed Circuit Kunshan Co., Ltd. Class A	9,440	19,689
WuXi AppTec Co., Ltd. Class A	700	12,392
Wuxi Biologics Cayman, Inc. (b)(d)	21,000	174,432
XD, Inc. (b)(c)	7,200	22,341
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)(d)	9,500	4,804
Xiamen Intretech, Inc. Class A	1,000	3,861
Xiaomi Corp. Class B (b)(d)	45,600	81,169
Xinyi Solar Holdings, Ltd.	2,000	3,529
XPeng, Inc. ADR (b)	3,622	99,931
Yadea Group Holdings, Ltd. (c)(d)	6,000	9,286
Yankuang Energy Group Co., Ltd. Class H	34,000	100,940
See accompanying notes to financial statements.
156

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Yantai Eddie Precision Machinery Co., Ltd. Class A	1,000	$ 3,757
Yatsen Holding, Ltd. ADR (b)(c)	15,575	10,692
Yeahka, Ltd. (b)(c)	6,400	19,695
Yifeng Pharmacy Chain Co., Ltd. Class A	600	3,781
Yihai International Holding, Ltd. (b)	4,000	11,492
Yincheng International Holding Co., Ltd. (c)	16,000	5,169
Yintai Gold Co., Ltd. Class A	4,300	6,306
Youdao, Inc. ADR (b)	2,762	19,610
Youngy Co., Ltd. Class A (b)	400	7,208
Yum China Holdings, Inc.	4,775	198,353
Zai Lab, Ltd. ADR (b)	376	16,536
Zepp Health Corp. ADR	3,084	8,882
Zhejiang Dingli Machinery Co., Ltd. Class A	500	3,536
Zhejiang Supor Co., Ltd. Class A (b)	600	4,729
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	1,500	9,168
Zhejiang Yongtai Technology Co., Ltd. Class A (b)	1,400	8,433
Zijin Mining Group Co., Ltd. Class A	6,800	12,147
ZTO Express Cayman, Inc. ADR	1,850	46,250
		15,616,407
COLOMBIA — 0.0% (a)
Bancolombia SA ADR	810	34,555
Canacol Energy, Ltd. (c)	11,917	29,863
Millicom International Cellular SA SDR (b)(c)	1,001	25,671
		90,089
COSTA RICA — 0.0% (a)
Establishment Labs Holdings, Inc. (b)(c)	90	6,065
DENMARK — 0.6%
Ambu A/S Class B	450	6,731
AP Moller - Maersk A/S Class B	182	554,547
Atlantic Sapphire ASA (b)(c)	1,070	4,338
Chemometec A/S	481	59,394
Danske Bank A/S	7,881	132,738
Drilling Co. of 1972 A/S (b)	356	19,660
DSV A/S	1,363	265,144
Novo Nordisk A/S Class B	17,250	1,932,363
Zealand Pharma A/S (b)	7,797	121,527
		3,096,442
EGYPT — 0.0% (a)
Cleopatra Hospital (b)	73,198	20,022
See accompanying notes to financial statements.
157

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Heliopolis Housing	55,656	$ 17,750
		37,772
FINLAND — 0.3%
Admicom Oyj	171	11,283
Anora Group Oyj	410	4,014
BasWare Oyj (b)(c)	337	8,043
Fortum Oyj	6,131	112,762
Metso Outotec Oyj	15,730	134,485
Musti Group Oyj (b)(c)	1,643	43,801
Neles Oyj	3,663	37,659
Nokia Oyj (b)	38,036	210,990
Nordea Bank Abp (c)(e)	25,499	266,225
Nordea Bank Abp (e)	446	4,655
Sampo Oyj Class A	4,302	212,430
Talenom Oyj	667	7,295
UPM-Kymmene Oyj (c)	14,000	462,017
Valmet Oyj (c)	718	22,536
Wartsila OYJ Abp (c)	12,467	115,216
		1,653,411
FRANCE — 2.4%
AB Science SA (b)	2,762	31,254
Accor SA (b)	7,692	250,165
Air Liquide SA	1,000	176,822
Airbus SE (b)	3,130	384,339
Alstom SA	7,428	175,792
AXA SA	14,783	436,949
BNP Paribas SA	7,863	454,324
Bouygues SA	4,480	157,665
Capgemini SE	5,509	1,241,242
Carrefour SA	10,138	221,597
Cellectis SA (b)	3,043	14,146
CGG SA (b)	11,093	12,787
Credit Agricole SA	17,098	207,096
Danone SA	4,578	254,838
Engie SA	7,535	100,053
EssilorLuxottica SA	3,494	646,508
Faurecia SE	133	3,494
Fnac Darty SA	3,758	194,683
Hermes International	18	25,866
Kering SA	908	581,622
L'Oreal SA	1,742	705,227
See accompanying notes to financial statements.
158

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	1,457	$ 1,052,763
Orange SA	21,539	256,525
Pernod Ricard SA	2,095	464,569
Publicis Groupe SA	4,384	269,551
Renault SA (b)	5,210	138,401
Sanofi	6,878	707,961
Societe Generale SA	6,903	187,868
Sodexo SA	4,388	360,314
Solutions 30 SE (b)	2,087	17,207
Technip Energies NV (b)	956	11,754
TotalEnergies SE	13,066	669,179
Unibail-Rodamco-Westfield CDI (b)(e)	9,979	37,768
Unibail-Rodamco-Westfield REIT (b)(e)	1,447	109,770
Valneva SE (b)	1,158	20,151
Veolia Environnement SA	15,722	508,874
Vinci SA	6,423	664,558
Vivendi SE	16,232	213,837
Voltalia SA (b)	1,098	22,504
		11,990,023
GERMANY — 2.1%
adidas AG	2,757	650,019
AIXTRON SE	2,275	50,613
Allianz SE	3,488	840,414
BASF SE	5,687	327,519
Bayer AG	7,337	506,954
Commerzbank AG (b)	5,144	39,646
CompuGroup Medical SE & Co. KgaA	8,338	513,961
CropEnergies AG	3,215	42,711
Daimler Truck Holding AG (b)	3,937	110,520
Datagroup SE	359	33,034
Deutsche Bank AG (b)	10,452	133,855
Deutsche Boerse AG	2,732	495,481
Deutsche Lufthansa AG (b)	33,525	274,465
Deutsche Post AG	13,568	657,450
Deutsche Telekom AG	22,391	421,833
E.ON SE	14,031	164,577
Eckert & Ziegler Strahlen- und Medizintechnik AG	224	14,505
Elmos Semiconductor SE	1,267	74,011
Encavis AG	1,286	27,201
Flatex DEGIRO AG (b)	2,631	53,805
Fresenius Medical Care AG & Co. KGaA	1,379	93,227
HelloFresh SE (b)	1,906	86,864
See accompanying notes to financial statements.
159

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Home24 SE (b)	903	$ 6,837
LPKF Laser & Electronics AG	2,101	30,834
Mercedes-Benz Group AG	7,902	561,028
Merck KGaA	3,207	677,436
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,095	566,434
Northern Data AG (b)	134	8,633
Puma SE	734	63,244
RWE AG	4,683	205,973
Salzgitter AG (b)	4,670	219,690
SAP SE	6,895	775,765
Siemens AG	5,581	780,311
Siemens Energy AG (b)	2,782	64,137
Thyssenkrupp AG (b)	8,786	76,153
Uniper SE	1,086	28,275
VERBIO Vereinigte BioEnergie AG	2,219	173,075
Volkswagen AG	1,114	280,373
Volkswagen AG Preference Shares	1,460	255,042
Westwing Group SE (b)	322	4,013
		10,389,918
GHANA — 0.0% (a)
Kosmos Energy, Ltd. (b)	17,692	127,206
Tullow Oil PLC (b)	3,675	2,600
		129,806
GREECE — 0.0% (a)
Piraeus Financial Holdings SA (b)	2,841	4,473
HONG KONG — 0.6%
AIA Group, Ltd.	72,600	764,342
Apollo Future Mobility Group, Ltd. (b)(c)	288,000	13,607
Bank of East Asia, Ltd.	51,505	80,894
Beijing Energy International Holding Co., Ltd. (b)(c)	292,000	9,321
China Youzan, Ltd. (b)(c)	408,000	8,440
Citychamp Watch & Jewellery Group, Ltd. (b)	34,000	4,385
CK Asset Holdings, Ltd.	44,770	306,988
C-Mer Eye Care Holdings, Ltd.	26,000	15,338
Cosmopolitan International Holdings, Ltd. (b)(c)	86,000	16,033
Crystal International Group, Ltd. (d)	15,000	5,976
Hang Lung Properties, Ltd.	88,000	177,542
Henderson Land Development Co., Ltd.	18,910	78,717
Hong Kong Exchanges & Clearing, Ltd.	9,068	430,045
Hong Kong Technology Venture Co., Ltd. (c)	27,000	23,961
Huanxi Media Group, Ltd. (b)(c)	130,000	21,912
See accompanying notes to financial statements.
160

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
IMAX China Holding, Inc. (d)	3,500	$ 4,201
Joy Spreader Group, Inc. (b)(c)	28,000	8,188
Link REIT	45,042	385,348
Melco International Development, Ltd. (b)	4,000	3,698
Melco Resorts & Entertainment, Ltd. ADR (b)	360	2,750
New World Development Co., Ltd.	32,383	131,700
Sa Sa International Holdings, Ltd. (b)(c)	26,000	4,615
Sino Biopharmaceutical, Ltd.	77,500	48,392
Stella International Holdings, Ltd.	14,000	13,604
Sun Hung Kai Properties, Ltd.	45,253	540,859
Swire Pacific, Ltd. Class A	8,500	51,989
Techtronic Industries Co., Ltd.	500	8,102
Vitasoy International Holdings, Ltd.	8,000	15,180
Viva China Holdings, Ltd.	56,000	7,008
Yue Yuen Industrial Holdings, Ltd. (b)	3,000	4,842
		3,187,977
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	8,462	75,119
Richter Gedeon Nyrt	8,627	183,487
		258,606
INDIA — 1.6%
Aarti Drugs, Ltd.	6,748	38,213
Aavas Financiers, Ltd. (b)	214	7,257
Adani Green Energy, Ltd. (b)	1,941	49,046
Advanced Enzyme Technologies, Ltd.	15,472	57,600
Affle India, Ltd. (b)	573	9,528
Akzo Nobel India, Ltd.	1,428	35,967
Alkyl Amines Chemicals	6,016	226,949
Alok Industries, Ltd. (b)	47,758	15,977
Amber Enterprises India, Ltd. (b)	2,805	130,422
APL Apollo Tubes, Ltd. (b)	1,496	18,057
AstraZeneca Pharma India, Ltd.	402	13,538
Bajaj Consumer Care, Ltd.	16,904	36,429
Bayer CropScience, Ltd.	84	5,509
Birlasoft, Ltd.	21,799	130,880
Blue Star, Ltd.	348	4,832
Brightcom Group, Ltd.	55,950	72,803
Can Fin Homes, Ltd.	620	5,167
Cartrade Tech, Ltd. (b)	612	4,681
Central Depository Services India, Ltd.	5,210	101,783
Cera Sanitaryware, Ltd.	87	5,709
See accompanying notes to financial statements.
161

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Chemplast Sanmar, Ltd. (b)	726	$ 6,373
City Union Bank, Ltd.	13,598	23,131
Dhani Services, Ltd. (b)	2,864	2,357
Dilip Buildcon, Ltd. (d)	1,225	3,898
Dixon Technologies India, Ltd.	4,943	281,074
Dr Reddy's Laboratories, Ltd. ADR	9,627	536,513
EPL ,Ltd.	22,934	58,595
Equitas Small Finance Bank, Ltd. (b)(d)	52,027	35,085
Future Retail, Ltd. (b)	7,940	3,269
Galaxy Surfactants, Ltd.	128	4,839
Garware Technical Fibres, Ltd.	1,206	44,910
Godfrey Phillips India, Ltd.	2,783	37,080
Granules India, Ltd.	12,308	49,784
Graphite India, Ltd.	754	5,004
Gujarat Pipavav Port, Ltd.	4,118	4,152
HEG, Ltd.	346	6,283
HeidelbergCement India, Ltd.	14,447	36,148
Home First Finance Co. India, Ltd. (b)(d)	3,328	33,794
Housing Development Finance Corp., Ltd.	3,588	113,187
ICICI Bank, Ltd. ADR	33,804	640,248
IIFL Finance, Ltd.	1,184	4,463
IndiaMart InterMesh, Ltd. (d)	781	44,553
Indigo Paints, Ltd. (b)	3,048	64,594
Infibeam Avenues, Ltd.	18,208	4,650
Infosys, Ltd. ADR	43,341	1,078,757
Inox Leisure, Ltd. (b)	1,724	12,054
IOL Chemicals & Pharmaceuticals, Ltd.	8,467	39,522
JB Chemicals & Pharmaceuticals, Ltd.	3,151	65,490
Johnson Controls-Hitachi Air Conditioning India, Ltd. (b)	3,338	78,004
Just Dial, Ltd. (b)	583	5,473
Jyothy Labs, Ltd.	15,104	29,391
Karur Vysya Bank, Ltd.	16,639	10,167
Kaveri Seed Co., Ltd.	727	5,248
Larsen & Toubro, Ltd. GDR	14,420	335,986
Laurus Labs, Ltd. (d)	14,894	115,987
Mahindra & Mahindra, Ltd. GDR	11,176	124,054
Navin Fluorine International, Ltd.	1,470	79,193
Nazara Technologies, Ltd. (b)	189	4,086
NESCO, Ltd.	6,189	45,126
NOCIL, Ltd.	7,576	24,885
Orient Electric, Ltd.	3,778	16,017
Paisalo Digital, Ltd.	536	5,601
See accompanying notes to financial statements.
162

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PNB Housing Finance, Ltd. (b)(d)	862	$ 4,287
PNC Infratech, Ltd.	1,360	4,651
Poly Medicure, Ltd.	910	11,403
Prism Johnson, Ltd. (b)	11,832	17,988
Procter & Gamble Health, Ltd.	65	3,433
Quess Corp., Ltd. (d)	3,557	30,937
Radico Khaitan, Ltd.	1,060	12,421
Rallis India, Ltd.	15,121	47,503
Ramco Cements, Ltd.	437	4,429
Ratnamani Metals & Tubes, Ltd.	1,800	61,604
RBL Bank, Ltd. (b)(d)	5,739	9,861
Reliance Industries, Ltd. GDR (d)	11,864	818,616
Reliance Industries, Ltd.	8,448	293,743
Rossari Biotech, Ltd.	3,703	44,548
Shree Renuka Sugars, Ltd. (b)	34,159	16,048
Solara Active Pharma Sciences, Ltd.	510	4,483
SpiceJet, Ltd. (b)	11,461	8,228
State Bank of India GDR	6,422	412,935
Sumitomo Chemical India, Ltd.	982	5,812
Sun Pharma Advanced Research Co., Ltd. (b)	3,336	13,073
Supreme Industries, Ltd.	191	5,160
Symphony, Ltd.	2,442	35,382
Tanla Platforms, Ltd.	9,392	189,135
Tata Motors, Ltd. ADR (b)(c)	9,178	256,525
Tata Teleservices Maharashtra, Ltd. (b)	24	53
TeamLease Services, Ltd. (b)	1,043	59,723
Thyrocare Technologies, Ltd. (d)	1,482	15,163
Vaibhav Global, Ltd.	9,449	46,631
Vakrangee, Ltd.	10,519	4,817
Varun Beverages, Ltd.	3,058	37,987
V-Guard Industries, Ltd.	10,163	28,943
VIP Industries, Ltd.	574	5,648
Vodafone Idea, Ltd. (b)	307,416	39,150
Whirlpool of India, Ltd.	218	4,525
Wipro, Ltd. ADR	54,558	420,642
Yes Bank, Ltd. (b)	27,213	4,417
		8,069,276
INDONESIA — 0.3%
Astra International Tbk PT	234,500	107,352
Bank Central Asia Tbk PT	1,007,700	559,541
Bank Mandiri Persero Tbk PT	308,300	169,578
Bank Rakyat Indonesia Persero Tbk PT	792,699	257,196
See accompanying notes to financial statements.
163

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Gudang Garam Tbk PT	17,300	$ 38,063
Nickel Mines, Ltd. (c)	4,616	4,385
Telkom Indonesia Persero Tbk PT	915,700	292,004
		1,428,119
IRELAND — 0.1%
Cairn Homes PLC (b)	109,690	151,582
CRH PLC	7,710	311,830
Flutter Entertainment PLC (b)(c)	88	10,281
Glenveagh Properties PLC (b)(c)(d)	15,337	20,068
Keywords Studios PLC	549	18,938
Prothena Corp. PLC (b)	2,547	93,144
		605,843
ISRAEL — 0.4%
Bank Hapoalim BM	31,727	315,654
Bank Leumi Le-Israel BM	115,734	1,252,629
Compugen, Ltd. (b)(c)	5,251	16,908
Electreon Wireless, Ltd. (b)	179	8,694
Isracard, Ltd.	1,580	7,825
Nano Dimension, Ltd. ADR (b)	4,841	17,234
Nano-X Imaging, Ltd. (b)(c)	1,528	16,564
NEOGAMES SA (b)	810	12,498
Oramed Pharmaceuticals, Inc. (b)	152	1,315
Taboola.com, Ltd. (b)	2,700	13,932
Teva Pharmaceutical Industries, Ltd. ADR (b)	4,853	45,570
		1,708,823
ITALY — 0.4%
Assicurazioni Generali SpA (c)	13,299	307,336
Atlantia SpA (b)	3,575	75,179
Enel SpA	58,590	395,574
Eni SpA	20,183	298,538
Ferrari NV	1,084	239,655
Intesa Sanpaolo SpA	105,703	245,041
Italgas SpA	5,478	35,498
Iveco Group NV (b)	1,309	8,666
MFE-MediaForEurope NV Class A (b)(c)	51,977	36,752
MFE-MediaForEurope NV Class B (c)	51,977	60,724
Saipem SpA (b)(c)	4,496	5,733
Snam SpA	23,863	138,916
Telecom Italia SpA (b)(c)	246,991	91,651
See accompanying notes to financial statements.
164

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
UniCredit SpA	14,028	$ 153,819
		2,093,082
JAPAN — 5.9%
Advantest Corp. (c)	200	15,934
Aisin Corp.	1,700	58,756
Altech Corp.	300	4,649
AnGes, Inc. (b)(c)	3,000	8,873
Arcland Service Holdings Co., Ltd. (c)	1,300	23,381
Asahi Group Holdings, Ltd.	1,700	62,482
Asahi Kasei Corp.	45,600	399,176
Astellas Pharma, Inc.	18,300	288,126
BASE, Inc. (b)(c)	2,000	7,366
BayCurrent Consulting, Inc.	300	110,731
Bengo4.com, Inc. (b)(c)	500	16,251
Bridgestone Corp.	1,700	66,641
Bushiroad, Inc. (b)	500	5,458
Canon, Inc. (c)	1,700	41,921
Cellebrite DI, Ltd. (b)	3,240	20,736
Cellsource Co., Ltd. (b)(c)	1,200	29,225
Change, Inc. (c)	4,000	65,483
Comture Corp.	400	10,216
Credit Saison Co., Ltd. (c)	9,200	98,765
CYBERDYNE, Inc. (b)(c)	7,800	23,392
Cybozu, Inc. (c)	8,800	101,141
Daiichi Sankyo Co., Ltd.	27,300	602,793
Daikin Industries, Ltd.	1,700	313,879
Daiwa Securities Group, Inc. (c)	44,700	255,108
Demae-Can Co., Ltd. (b)(c)	400	2,590
Denso Corp.	9,000	582,822
Digital Arts, Inc.	100	6,113
Dip Corp. (c)	500	13,841
Direct Marketing MiX, Inc. (c)	1,400	21,062
Ebase Co., Ltd.	100	468
eGuarantee, Inc.	900	15,208
Eisai Co., Ltd. (c)	1,700	79,415
Elan Corp. (c)	4,200	37,510
EM Systems Co., Ltd. (c)	13,600	87,623
en japan, Inc.	200	4,864
ENEOS HoldingS, Inc.	17,700	66,790
eRex Co., Ltd. (c)	800	11,416
euglena Co., Ltd. (b)(c)	1,700	11,513
Freee KK (b)(c)	300	10,863
See accompanying notes to financial statements.
165

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
FUJIFILM Holdings Corp.	9,100	$ 562,457
Fujio Food Group, Inc.	800	9,056
Fujitsu, Ltd.	1,700	257,924
Fukui Computer Holdings, Inc. (c)	300	8,033
FULLCAST Holdings Co., Ltd.	300	6,478
giftee, Inc. (b)(c)	2,900	30,726
GMO Financial Gate, Inc.	100	12,795
GMO GlobalSign Holdings KK (c)	700	35,815
GNI Group, Ltd. (b)(c)	2,700	30,987
Hennge KK (b)(c)	2,100	16,471
Hitachi, Ltd.	9,000	457,137
Hokuhoku Financial Group, Inc.	8,900	65,481
Honda Motor Co., Ltd.	8,900	255,689
Hoya Corp.	8,500	982,533
Insource Co., Ltd.	2,000	38,459
Internet Initiative Japan, Inc.	200	6,764
IR Japan Holdings, Ltd. (c)	1,200	43,057
Ito En, Ltd.	100	4,952
ITOCHU Corp.	8,300	283,380
Japan Elevator Service Holdings Co., Ltd. (c)	400	5,270
Japan Medical Dynamic Marketing, Inc. (c)	1,600	21,593
Japan Tobacco, Inc.	8,000	137,590
JFE Holdings, Inc. (c)	9,200	130,600
JIG-SAW, Inc. (b)(c)	600	32,379
JMDC, Inc. (b)	800	44,556
JSR Corp. (c)	9,000	269,166
JTOWER, Inc. (b)(c)	700	41,755
Kajima Corp.	18,200	223,573
Kamakura Shinsho, Ltd.	100	520
Kamigumi Co., Ltd.	27,100	491,205
Kansai Electric Power Co., Inc.	8,900	84,252
Kao Corp.	1,700	70,381
KDDI Corp.	27,400	904,115
KeePer Technical Laboratory Co., Ltd.	1,100	22,566
Keyence Corp.	1,200	566,014
Kitanotatsujin Corp. (c)	34,000	63,028
Kobe Steel, Ltd. (c)	8,600	41,875
Komatsu, Ltd.	8,900	215,800
Konica Minolta, Inc. (c)	17,900	76,098
Kyocera Corp.	9,100	515,973
Lasertec Corp.	200	34,249
Leopalace21 Corp. (b)(c)	8,200	13,647
See accompanying notes to financial statements.
166

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Lifenet Insurance Co. (b)	900	$ 4,160
Link And Motivation, Inc. (c)	3,100	13,920
M&A Capital Partners Co., Ltd. (b)	400	14,402
M3, Inc. (c)	1,000	36,820
Makita Corp.	9,000	291,782
Makuake, Inc. (b)(c)	2,300	38,884
Marubeni Corp.	45,100	529,867
Marui Group Co., Ltd. (c)	18,200	337,384
Matsuya Co., Ltd. (b)	800	5,055
Mebuki Financial Group, Inc.	44,800	94,491
Media Do Co., Ltd. (c)	700	14,758
Medical Data Vision Co., Ltd.	5,900	58,477
Medley, Inc. (b)(c)	2,400	51,095
MedPeer, Inc. (b)	1,800	59,320
Menicon Co., Ltd. (c)	2,200	53,235
Mirai Corp. REIT	274	119,420
Mitsubishi Chemical Holdings Corp.	18,000	121,177
Mitsubishi Corp.	8,900	337,375
Mitsubishi Electric Corp.	45,500	528,569
Mitsubishi UFJ Financial Group, Inc.	81,300	509,268
Mitsui & Co., Ltd.	8,900	244,030
Mitsuuroko Group Holdings Co., Ltd. (c)	1,500	12,791
Money Forward, Inc. (b)	1,000	45,232
Monogatari Corp	600	28,770
MS&AD Insurance Group Holdings, Inc.	8,900	291,693
Murata Manufacturing Co., Ltd.	9,100	608,566
NEC Corp.	200	8,486
Nexon Co., Ltd.	300	7,247
Nihon M&A Center Holdings, Inc.	2,500	35,572
Nintendo Co., Ltd.	800	406,476
Nippon Paint Holdings Co., Ltd.	1,800	16,046
Nippon Steel Corp.	16,600	296,919
Nissan Motor Co., Ltd. (b)	17,900	80,788
Nitto Denko Corp.	1,700	123,535
Nomura Holdings, Inc.	45,900	194,832
NTT Data Corp.	18,200	362,576
Obayashi Corp. (c)	44,900	332,935
Oisix ra daichi, Inc. (b)(c)	1,700	42,229
Olympus Corp.	300	5,781
One REIT, Inc.	13	32,100
Open Door, Inc. (b)	400	6,239
Optim Corp. (b)	7,100	60,017
See accompanying notes to financial statements.
167

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ORIX Corp.	18,000	$ 362,966
Oro Co., Ltd. (c)	1,200	23,026
Osaka Gas Co., Ltd.	9,200	158,570
Osaka Organic Chemical Industry, Ltd.	200	5,050
Panasonic Corp.	26,900	263,404
PeptiDream, Inc. (b)	300	5,403
Pharma Foods International Co., Ltd. (c)	1,400	22,861
PKSHA Technology, Inc. (b)(c)	700	11,817
Plaid, Inc. (b)(c)	1,400	17,302
Plus Alpha Consulting Co., Ltd.	400	8,862
Premier Anti-Aging Co., Ltd. (b)(c)	200	6,179
Proto Corp.	1,400	11,927
Rakus Co., Ltd. (c)	1,200	16,501
Recruit Holdings Co., Ltd.	4,200	187,343
RENOVA, Inc. (b)(c)	1,100	15,543
Resona Holdings, Inc.	27,600	119,177
Riso Kyoiku Co., Ltd.	8,200	25,673
Rohm Co., Ltd.	1,700	134,319
Rorze Corp.	500	50,628
RS Technologies Co., Ltd.	700	37,141
Samty Residential Investment Corp. REIT	179	185,821
Sansan, Inc. (b)(c)	600	6,876
Secom Co., Ltd.	1,700	124,207
Septeni Holdings Co., Ltd.	1,100	5,791
Seven & i Holdings Co., Ltd.	1,700	81,418
SHIFT, Inc. (b)	400	71,382
Shin-Etsu Chemical Co., Ltd.	1,700	263,176
SMS Co., Ltd.	500	13,986
SoftBank Group Corp.	14,000	641,203
Sompo Holdings, Inc.	9,000	399,003
Sony Group Corp.	14,200	1,489,318
Sosei Group Corp. (b)	400	4,663
Sourcenext Corp. (b)	100	142
S-Pool, Inc.	8,200	84,246
SRE Holdings Corp. (b)(c)	200	5,594
Starts Proceed Investment Corp. REIT	7	13,738
Strike Co., Ltd. (c)	600	23,308
Sumitomo Chemical Co., Ltd.	44,400	205,584
Sumitomo Corp.	9,200	160,616
Sumitomo Electric Industries, Ltd.	9,000	108,408
Sumitomo Mitsui Financial Group, Inc.	9,000	289,705
Sumitomo Mitsui Trust Holdings, Inc. (c)	1,700	56,039
See accompanying notes to financial statements.
168

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sun Corp.	500	$ 8,004
Suruga Bank, Ltd. (c)	1,700	5,729
T&D Holdings, Inc.	17,800	245,057
Takara Holdings, Inc. (c)	1,300	11,792
Takeda Pharmaceutical Co., Ltd.	1,700	48,994
Taki Chemical Co., Ltd.	600	25,705
Tama Home Co., Ltd.	3,300	69,439
TDK Corp.	4,100	150,657
TechMatrix Corp. (c)	1,000	17,615
Teijin, Ltd.	9,200	103,313
Terumo Corp.	18,200	558,408
TKP Corp. (b)	1,400	14,856
Toho Titanium Co., Ltd. (c)	600	7,193
Tokio Marine Holdings, Inc.	9,100	534,417
Tokyo Electron, Ltd.	1,700	885,891
Tokyu Corp.	25,700	337,091
TOPPAN, INC.	18,300	326,573
Toridoll Holdings Corp. (c)	700	14,649
Toshiba Corp.	1,700	65,129
Toyo Gosei Co., Ltd. (c)	600	54,031
Toyota Motor Corp.	91,500	1,675,458
Toyota Tsusho Corp.	9,100	379,370
Tri Chemical Laboratories, Inc.	1,200	28,335
UT Group Co., Ltd.	500	12,791
Uzabase, Inc. (b)	3,500	30,941
ValueCommerce Co., Ltd.	400	12,309
Vector, Inc. (c)	2,200	22,820
Vision, Inc. (b)(c)	2,400	22,917
Visional, Inc. (b)(c)	200	12,457
WDB Holdings Co., Ltd. (c)	2,100	46,992
WealthNavi, Inc. (b)(c)	300	5,124
West Holdings Corp. (c)	2,210	88,127
West Japan Railway Co. (c)	1,700	71,305
Yamada Holdings Co., Ltd. (b)(c)	17,800	55,728
Yamaha Corp.	18,200	802,225
YA-MAN, Ltd. (c)	2,900	27,453
Yokowo Co., Ltd. (c)	400	8,529
ZIGExN Co., Ltd.	100	248
Zuken, Inc.	400	9,953
		29,674,840
KUWAIT — 0.0% (a)
Alimtiaz Investment Group KSC (b)	11,037	4,905
See accompanying notes to financial statements.
169

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	22,663	$ 16,635
Warba Bank KSCP (b)	15,626	14,505
		36,045
LIECHTENSTEIN — 0.0% (a)
Implantica AG SDR (b)(c)	12,321	69,409
LUXEMBOURG — 0.0% (a)
ArcelorMittal SA	5,305	172,946
MACAU — 0.0% (a)
MGM China Holdings, Ltd. (b)(c)	11,600	7,391
Sands China, Ltd. (b)	35,600	86,280
		93,671
MALAYSIA — 0.1%
ATA IMS Bhd	217,300	21,964
Carlsberg Brewery Malaysia Bhd Class B	13,700	70,768
CIMB Group Holdings Bhd	41,109	52,110
CTOS Digital Bhd	43,500	16,346
Duopharma Biotech Bhd	55,666	19,726
Fraser & Neave Holdings Bhd	9,900	49,444
Frontken Corp. Bhd	56,500	40,715
Greatech Technology Bhd (b)	6,900	7,778
Hartalega Holdings Bhd	2,800	3,230
Heineken Malaysia Bhd	8,300	44,375
Hong Seng Consolidated Bhd (b)	10,800	6,704
Kossan Rubber Industries Bhd	10,400	4,848
Malayan Banking Bhd	22,786	48,447
Mega First Corp. BHD	36,800	32,557
Mi Technovation Bhd	45,800	21,676
Pentamaster Corp. Bhd	17,450	15,646
Public Bank Bhd	89,500	99,403
Supermax Corp. Bhd	43,220	12,129
Tenaga Nasional Bhd	18,100	38,742
Top Glove Corp. Bhd	13,000	5,936
		612,544
MEXICO — 0.3%
America Movil SAB de CV Series L	358,631	379,816
Axtel SAB de CV Series CPO (b)	114,603	16,149
Cemex SAB de CV Series CPO (b)	165,954	88,960
Fomento Economico Mexicano SAB de CV	36,864	305,678
Grupo Financiero Banorte SAB de CV Series O	35,476	266,043
See accompanying notes to financial statements.
170

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Grupo Mexico SAB de CV Class B	59,024	$ 352,214
Grupo Televisa SAB Series CPO	31,352	73,514
Industrias Penoles SAB de CV	1,660	20,918
PLA Administradora Industrial S de RL de CV REIT	18,547	26,051
		1,529,343
NETHERLANDS — 1.5%
Adyen NV (b)(d)	42	84,537
Akzo Nobel NV	3,027	263,444
Alfen Beheer B.V. (b)(c)(d)	713	73,223
ASML Holding NV	3,389	2,300,171
Heineken NV	2,484	239,292
ING Groep NV	25,466	269,492
Koninklijke Ahold Delhaize NV	13,783	446,498
Koninklijke DSM NV (c)	4,793	866,602
Koninklijke KPN NV	2,194	7,673
Koninklijke Philips NV	11,456	353,461
Meltwater NV (b)(c)	5,421	10,229
Pharming Group NV (b)(c)	19,661	17,457
Shell PLC	54,779	1,520,751
Shop Apotheke Europe NV (b)(d)	138	12,691
Universal Music Group NV	21,059	566,920
Wolters Kluwer NV	1,945	209,009
		7,241,450
NEW ZEALAND — 0.0% (a)
Pushpay Holdings, Ltd. (b)	19,949	15,818
NORWAY — 0.3%
Crayon Group Holding ASA (b)(d)	13,346	253,977
DNB Bank ASA	17,348	396,996
Fjordkraft Holding ASA (d)	2,838	10,938
FLEX LNG, Ltd. (b)	2,394	67,352
FREYR Battery SA (b)	630	7,724
Frontline, Ltd. (b)	1,570	13,854
Hexagon Purus ASA (b)(c)	4,603	16,845
Kahoot! ASA (b)(c)	16,141	51,022
Norsk Hydro ASA	48,040	473,038
Quantafuel ASA (b)(c)	6,196	14,654
Telenor ASA	14,216	206,070
		1,512,470
PAKISTAN — 0.0% (a)
Searle Co., Ltd.	32,000	21,640
See accompanying notes to financial statements.
171

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PERU — 0.0% (a)
Cia de Minas Buenaventura SAA ADR (b)	372	$ 3,746
PHILIPPINES — 0.0% (a)
PLDT, Inc. ADR (c)	1,379	48,458
TaskUS, Inc. Class A (b)	90	3,461
		51,919
POLAND — 0.0% (a)
CCC SA (b)	308	4,398
Celon Pharma SA	683	4,343
Jastrzebska Spolka Weglowa SA (b)	407	7,598
LiveChat Software SA	185	4,546
PlayWay SA	53	4,057
Polski Koncern Naftowy ORLEN SA	1,675	30,556
Powszechna Kasa Oszczednosci Bank Polski SA (b)	5,763	55,096
TEN Square Games SA	290	13,654
		124,248
RUSSIA — 0.0%
Gazprom PJSC ADR (f)	40,742	—
LUKOIL PJSC ADR (f)	3,048	—
MMC Norilsk Nickel PJSC ADR (f)	827	—
Mobile TeleSystems PJSC ADR (f)	9,679	—
Sberbank of Russia PJSC ADR (f)	19,773	—
Surgutneftegas PJSC ADR (f)	492	—
Tatneft PJSC ADR (f)	4,676	—
		—
SAUDI ARABIA — 0.4%
Al Jouf Agricultural Development Co. (b)	1,677	24,810
Al Rajhi Co. for Co-operative Insurance (b)	1,236	27,972
Aldrees Petroleum & Transport Services Co.	13,339	276,273
AlKhorayef Water & Power Technologies Co.	1,954	50,211
Alujain Holding	295	5,088
Amlak International for Real Estate Finance Co.	19,684	112,285
Aseer Trading Tourism & Manufacturing Co. (b)	11,504	58,264
City Cement Co.	8,032	59,413
Delivery Hero SE (b)(d)	43	1,907
Dur Hospitality Co. (b)	11,732	88,502
Eastern Province Cement Co.	1,042	13,638
Etihad Etisalat Co.	1,921	21,250
Fawaz Abdulaziz Al Hokair & Co. (b)	1,143	4,540
Halwani Brothers Co.	7,121	165,141
See accompanying notes to financial statements.
172

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Herfy Food Services Co.	1,095	$ 16,462
Jadwa REIT Saudi Fund	33,444	129,800
Leejam Sports Co. JSC	3,421	114,900
Maharah Human Resources Co.	2,139	45,329
Middle East Healthcare Co. (b)	579	5,008
Mobile Telecommunications Co. (b)	31,156	110,622
Najran Cement Co.	35,693	186,481
National Agriculture Development Co (b)	3,023	24,416
National Co. for Learning & Education	289	3,898
National Medical Care Co.	713	15,794
Northern Region Cement Co.	12,997	50,373
Qassim Cement Co.	385	8,641
Riyadh Cement Co.	563	5,403
Saudi Airlines Catering Co. (b)	220	5,037
Saudi Ceramic Co.	6,047	85,108
Saudi Co. For Hardware CJSC (b)	1,002	11,779
Saudi Fisheries Co. (b)	2,906	34,354
Saudi Ground Services Co. (b)	545	4,874
Saudi Industrial Services Co.	1,743	13,218
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,249	22,361
Saudi Research & Media Group (b)	838	56,246
Saudia Dairy & Foodstuff Co.	409	18,796
Yamama Cement Co. (b)	8,099	69,947
		1,948,141
SINGAPORE — 0.3%
CapitaLand Integrated Commercial Trust REIT	13,797	22,938
Capitaland Investment, Ltd. (b)	142,384	419,782
DBS Group Holdings, Ltd.	9,197	243,491
Grab Holdings, Ltd. Class A (b)	3,690	12,915
Nanofilm Technologies International, Ltd.	4,300	8,611
Singapore Exchange, Ltd.	91,000	670,388
Singapore Press Holdings, Ltd.	91,000	158,015
Singapore Telecommunications, Ltd.	44,700	87,197
		1,623,337
SOUTH AFRICA — 0.6%
Anglo American PLC	10,655	557,299
Discovery, Ltd. (b)(c)	57,501	716,849
FirstRand, Ltd. (c)	51,158	271,221
Gold Fields, Ltd.	8,693	135,667
Harmony Gold Mining Co., Ltd.	7,055	35,670
Impala Platinum Holdings, Ltd. (c)	5,671	87,332
See accompanying notes to financial statements.
173

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MTN Group, Ltd. (c)	18,894	$ 245,670
MultiChoice Group, Ltd.	2,107	18,994
Naspers, Ltd. Class N	1,086	123,677
Nedbank Group, Ltd.	1,971	31,438
Old Mutual, Ltd. (c)	11,614	10,819
Sanlam, Ltd.	47,330	233,856
Sasol, Ltd. (b)	3,663	88,990
Standard Bank Group, Ltd.	12,219	152,306
Steinhoff International Holdings NV (b)(c)	72,275	16,421
Thungela Resources, Ltd. (b)(c)	12	156
		2,726,365
SOUTH KOREA — 1.5%
Ace Technologies Corp. (b)	839	8,583
Aekyung Industrial Co., Ltd.	5,784	88,284
Ahnlab, Inc.	535	54,645
Alteogen, Inc. (b)	159	7,425
Ananti, Inc. (b)	1,403	10,476
Anterogen Co., Ltd. (b)	25	562
AptaBio Therapeutics, Inc. (b)	250	4,775
BH Co., Ltd.	2,914	58,662
Binex Co., Ltd. (b)	3,076	40,733
Bioneer Corp. (b)	664	21,311
BNC Korea Co., Ltd. (b)	1,130	12,726
Cafe24 Corp. (b)	1,426	24,883
Cellid Co., Ltd. (b)	283	7,285
Cellivery Therapeutics, Inc. (b)	782	19,646
Celltrion Healthcare Co., Ltd.	111	5,953
Celltrion Pharm, Inc. (b)	97	7,827
Celltrion, Inc.	405	57,306
CMG Pharmaceutical Co., Ltd. (b)	15,029	43,213
Cosmax, Inc.	69	4,759
Dentium Co., Ltd.	104	6,178
Devsisters Co., Ltd.	755	39,057
DIO Corp. (b)	7,784	231,520
Dongwon Systems Corp.	107	5,200
Duk San Neolux Co., Ltd. (b)	2,036	73,743
Echo Marketing, Inc.	3,109	55,919
E-MART, Inc.	11	1,280
Enzychem Lifesciences Corp. (b)	819	19,832
Eoflow Co., Ltd. (b)	1,062	20,678
Fine Semitech Corp.	953	18,006
GC Cell Corp. (b)	1,542	93,381
See accompanying notes to financial statements.
174

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
GemVax & Kael Co., Ltd. (b)	2,072	$ 25,386
Geneonelifescience, Inc. (b)	3,206	39,544
Genexine, Inc. (b)	355	13,502
Hana Financial Group, Inc.	1,163	46,633
Hanall Biopharma Co., Ltd. (b)	710	11,657
Helixmith Co., Ltd. (b)	62	1,092
Hite Jinro Co., Ltd.	999	30,867
HLB Life Science Co., Ltd. (b)	565	4,778
HLB, Inc. (b)	184	4,653
Huons Co., Ltd.	583	22,607
Hwaseung Enterprise Co., Ltd.	1,012	12,816
Hyundai Bioscience Co., Ltd. (b)	450	10,767
Hyundai Mobis Co., Ltd.	682	120,977
Hyundai Motor Co.	1,470	218,914
Hyundai Steel Co.	130	4,457
Iljin Diamond Co., Ltd.	639	14,867
iNtRON Biotechnology, Inc. (b)	687	12,385
JW Pharmaceutical Corp.	3,662	82,633
Kakao Corp.	281	24,691
KB Financial Group, Inc.	3,619	183,033
KG Dongbu Steel Co., Ltd.	596	5,532
Kia Corp.	845	51,590
KMW Co., Ltd. (b)	190	5,463
Koh Young Technology, Inc.	309	4,831
Kolmar BNH Co., Ltd.	1,177	31,754
KoMiCo, Ltd.	155	7,699
KONA I Co., Ltd. (b)	1,084	22,627
Korea Electric Power Corp. ADR (b)	2,937	27,343
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	10	733
KT&G Corp.	1,128	75,104
Kuk-il Paper Manufacturing Co., Ltd. (b)	7,306	21,580
L&C Bio Co., Ltd.	1,932	59,615
LegoChem Biosciences, Inc. (b)	146	5,655
LG Chem, Ltd. Preference Shares	1,766	397,771
LG Electronics, Inc.	386	38,376
LG Household & Health Care, Ltd.	192	135,915
Lock&Lock Co., Ltd. (b)	581	5,225
Lotte Chemical Corp.	20	3,457
Lotte Tour Development Co., Ltd. (b)	1,039	15,344
MedPacto, Inc. (b)	521	15,346
Medy-Tox, Inc. (b)	52	5,616
Namhae Chemical Corp.	629	5,734
See accompanying notes to financial statements.
175

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Naturecell Co., Ltd. (b)	3,341	$ 50,306
NAVER Corp.	1,925	540,788
NEPES Corp. (b)	210	5,198
Neptune Co. (b)	386	6,353
Next Science Co., Ltd. (b)	1,661	18,775
NEXTIN, Inc.	542	30,632
NHN KCP Corp. (b)	776	17,126
NICE Information Service Co., Ltd.	3,003	48,809
NKMax Co., Ltd. (b)	746	12,617
OliX Pharmaceuticals, Inc. (b)	656	14,640
Oscotec, Inc. (b)	946	21,893
Park Systems Corp.	94	10,059
PharmaResearch Co., Ltd.	167	12,649
Pharmicell Co., Ltd. (b)	1,076	10,076
POSCO Holdings, Inc. ADR	5,219	309,330
RFHIC Corp.	211	5,405
S&S Tech Corp.	300	7,599
Sam Chun Dang Pharm Co., Ltd. (b)	1,343	39,779
SAM KANG M&T Co., Ltd. (b)	1,728	27,088
Samsung C&T Corp.	384	36,117
Samsung Electronics Co., Ltd. GDR	1,462	2,074,578
Samsung Engineering Co., Ltd. (b)	672	14,526
Samsung Fire & Marine Insurance Co., Ltd.	212	38,305
Samsung Heavy Industries Co., Ltd. (b)	3,004	14,078
Samsung Securities Co., Ltd.	831	28,727
Sang-A Frontec Co., Ltd.	213	7,820
Sangsangin Co., Ltd.	625	4,909
Seegene, Inc.	388	16,358
Seoul Viosys Co., Ltd.	1,465	12,268
SFA Semicon Co., Ltd. (b)	2,353	13,706
Shin Poong Pharmaceutical Co., Ltd. (b)	1,244	39,720
Shinhan Financial Group Co., Ltd.	3,619	123,913
SillaJen, Inc. (b)(f)	131	654
SK Chemicals Co., Ltd.	137	15,372
SK Hynix, Inc.	5,371	522,898
SK Innovation Co., Ltd. (b)	231	40,976
SK, Inc.	223	44,525
Solus Advanced Materials Co, Ltd.	269	15,314
Soulbrain Co., Ltd.	26	5,251
Tokai Carbon Korea Co., Ltd.	85	9,180
Value Added Technology Co., Ltd.	461	15,271
Vaxcell-Bio Therapeutics Co., Ltd. (b)	253	9,498
See accompanying notes to financial statements.
176

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Webzen, Inc. (b)	249	$ 5,054
Wemade Co., Ltd.	864	73,779
Youlchon Chemical Co., Ltd.	487	9,482
Zinus, Inc.	81	4,852
		7,258,670
SPAIN — 0.7%
Acciona SA	5,089	982,405
Acerinox SA	13,999	155,448
ACS Actividades de Construccion y Servicios SA (c)(e)	13,808	376,405
ACS Actividades de Construccion y Servicios SA (e)	350	9,551
Amadeus IT Group SA (b)	4,658	306,714
Audax Renovables SA (c)	3,395	4,858
Banco Bilbao Vizcaya Argentaria SA (c)	41,636	241,360
Banco Santander SA	99,780	344,163
Distribuidora Internacional de Alimentacion SA (b)(c)	543,034	8,459
Grenergy Renovables SA (b)(c)	166	6,298
Iberdrola SA	44,853	495,065
Industria de Diseno Textil SA	9,271	204,038
Repsol SA	8,006	106,217
Telefonica SA	37,963	185,368
		3,426,349
SWEDEN — 0.9%
Assa Abloy AB Class B	15,782	431,662
Atlas Copco AB Class B	12,752	587,697
Bactiguard Holding AB (b)	1,191	13,291
BICO Group AB (b)(c)	620	11,104
Boozt AB (b)(d)	4,476	58,163
Camurus AB (b)	1,836	33,097
Cellavision AB	139	4,668
Desenio Group AB (b)(c)	3,478	3,154
Epiroc AB Class B	14,690	268,835
Evolution AB (d)	2,538	263,648
Fingerprint Cards AB Class B (b)(c)	4,044	6,453
Fortnox AB	6,453	35,972
Hansa Biopharma AB (b)	2,910	19,166
Humble Group AB (b)	2,395	4,831
Industrivarden AB Class A	204	5,884
LeoVegas AB (d)	5,749	23,380
Lime Technologies AB (c)	538	15,795
MIPS AB	1,637	154,576
PowerCell Sweden AB (b)	1,862	37,292
See accompanying notes to financial statements.
177

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Re:NewCell AB (b)(c)	1,043	$ 14,549
Sandvik AB	13,660	294,618
Securitas AB Class B	21,255	242,783
Sedana Medical AB (b)(c)	1,852	13,493
Sinch AB (b)(c)(d)	2,583	17,866
Skandinaviska Enskilda Banken AB Class A	32,178	353,739
Skanska AB Class B (c)	13,935	316,100
SKF AB Class B	9,902	163,574
Stillfront Group AB (b)(c)	13,661	39,256
Storytel AB (b)	1,277	12,286
Svenska Handelsbanken AB Class A	13,026	121,463
Tele2 AB Class B	9,729	148,554
Telefonaktiebolaget LM Ericsson Class B (c)	26,023	240,980
Telia Co. AB (c)	22,391	90,675
Tobii AB (b)(c)	1,307	4,398
Volvo AB Class A (c)	17,251	335,046
Xvivo Perfusion AB (b)	413	11,943
		4,399,991
SWITZERLAND — 2.5%
ABB, Ltd.	19,370	635,037
Adecco Group AG (b)	3,756	171,464
Alcon, Inc.	2,555	204,622
Ascom Holding AG (b)(c)	3,955	44,611
Basilea Pharmaceutica AG (b)(c)	474	19,181
Cie Financiere Richemont SA	5,233	671,007
Credit Suisse Group AG (b)	16,398	130,792
Geberit AG	1,457	905,944
Givaudan SA	182	756,875
Gurit Holding AG (c)	13	21,077
Holcim, Ltd. (b)	3,759	184,999
Kuehne + Nagel International AG	1,734	495,752
Meyer Burger Technology AG (b)(c)	11,421	4,825
Molecular Partners AG (b)(c)	2,275	46,031
Nestle SA	18,695	2,441,879
Novartis AG	12,485	1,102,316
Relief Therapeutics Holding, Inc. (b)(c)	155,279	10,462
Roche Holding AG	4,670	1,859,627
Sensirion Holding AG (b)(d)	256	31,880
SGS SA	181	506,662
Swatch Group AG Bearer Shares	552	158,177
Swiss Steel Holding AG (b)	13,360	4,000
TE Connectivity, Ltd.	9,277	1,215,101
See accompanying notes to financial statements.
178

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
UBS Group AG	27,609	$ 544,380
Vetropack Holding AG (c)	20	942
Zurich Insurance Group AG (b)	900	446,748
		12,614,391
TAIWAN — 1.9%
91APP, Inc. (b)	4,000	22,477
Adimmune Corp.	16,000	22,337
Advanced Wireless Semiconductor Co.	3,000	10,523
Alchip Technologies, Ltd.	5,000	191,962
Amazing Microelectronic Corp.	8,000	50,259
AMPACS Corp.	8,000	18,512
Andes Technology Corp.	4,000	56,542
AP Memory Technology Corp.	4,000	43,977
Asia Pacific Telecom Co., Ltd. (b)	78,000	18,240
AU Optronics Corp. ADR	38,386	266,015
AURAS Technology Co., Ltd.	2,000	14,310
Bizlink Holding, Inc.	1,000	10,349
Career Technology MFG. Co., Ltd. (b)	12,729	10,329
Century Iron & Steel Industrial Co., Ltd.	4,000	15,497
Charoen Pokphand Enterprise	5,000	14,188
Chief Telecom, Inc.	3,000	28,794
Chunghwa Telecom Co., Ltd. ADR	12,586	559,448
CTBC Financial Holding Co., Ltd.	82,000	84,142
Darfon Electronics Corp.	8,000	13,877
EirGenix, Inc. (b)	16,000	51,320
Elite Semiconductor Microelectronics Technology, Inc.	11,000	61,812
Episil Technologies, Inc. (b)	17,000	78,914
Episil-Precision, Inc.	2,000	8,202
Ever Supreme Bio Technology Co., Ltd. (b)	5,000	36,996
Evergreen Marine Corp. Taiwan, Ltd. (b)	4,000	18,847
Faraday Technology Corp.	12,000	127,951
Fitipower Integrated Technology, Inc.	16,353	117,290
FocalTech Systems Co., Ltd.	28,000	142,680
Formosa Chemicals & Fibre Corp.	11,000	30,330
Formosa Plastics Corp.	14,000	52,039
Fulgent Sun International Holding Co., Ltd.	1,000	4,310
Genius Electronic Optical Co., Ltd.	1,079	17,154
Global Unichip Corp.	1,000	17,626
Globalwafers Co., Ltd.	1,000	23,419
Gold Circuit Electronics, Ltd.	72,000	213,601
Gudeng Precision Industrial Co., Ltd.	1,000	8,272
Hiwin Mikrosystem Corp.	14,000	52,039
See accompanying notes to financial statements.
179

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hon Hai Precision Industry Co., Ltd. GDR	73,409	$ 538,822
International Games System Co., Ltd.	4,000	106,940
Jentech Precision Industrial Co., Ltd.	3,000	42,930
Johnson Health Tech Co., Ltd.	9,000	17,120
Kinsus Interconnect Technology Corp.	8,000	54,308
KMC Kuei Meng International, Inc.	7,000	45,931
Land Mark Optoelectronics Corp.	4,000	25,618
Lotus Pharmaceutical Co., Ltd.	3,000	14,188
MediaTek, Inc. (b)	5,000	157,932
Medigen Vaccine Biologics Corp. (b)	14,000	130,464
Medtecs International Corp., Ltd.	100	17
Microbio Co., Ltd. (b)	4,392	9,366
Nan Ya Plastics Corp.	16,000	52,046
Nuvoton Technology Corp.	17,000	113,327
OBI Pharma, Inc. (b)	2,000	7,748
Oneness Biotech Co., Ltd. (b)	1,000	7,487
Oriental Union Chemical Corp. (b)	18,000	14,324
Pan Jit International, Inc.	24,500	87,221
PChome Online, Inc.	2,000	6,366
Pharmally International Holding Co., Ltd. (b)(f)	1,282	—
Quang Viet Enterprise Co., Ltd.	10,000	40,312
RDC Semiconductor Co., Ltd. (b)	5,000	65,529
RichWave Technology Corp.	16,800	111,408
SDI Corp.	8,000	45,792
Sea, Ltd. ADR (b)	1,496	179,206
Sensortek Technology Corp.	1,000	15,305
Speed Tech Corp.	4,000	8,195
Sporton International, Inc.	11,200	73,686
Sunplus Technology Co., Ltd.	3,000	3,858
T3EX Global Holdings Corp.	1,000	4,276
TaiDoc Technology Corp.	1,000	7,155
Taigen Biopharmaceuticals Holdings, Ltd. (b)	78,000	46,280
TaiMed Biologics, Inc. (b)	4,000	8,809
Taiwan Mask Corp.	22,000	74,404
Taiwan Semiconductor Co., Ltd.	40,000	120,762
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,915	3,431,718
Taiwan Surface Mounting Technology Corp.	3,000	12,355
Taiwan Union Technology Corp.	2,000	5,829
Tanvex BioPharma, Inc. (b)	6,294	12,170
TCI Co., Ltd.	459	3,044
Thinking Electronic Industrial Co., Ltd.	1,000	5,200
Topkey Corp.	4,000	18,568
See accompanying notes to financial statements.
180

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TSEC Corp. (b)	16,000	$ 22,589
Tung Thih Electronic Co., Ltd.	3,000	15,811
United Integrated Services Co., Ltd.	7,000	47,641
United Microelectronics Corp. ADR (c)	49,285	449,479
United Renewable Energy Co., Ltd. (b)	464,879	373,182
Universal Vision Biotechnology Co., Ltd.	4,000	39,021
VIA Labs, Inc.	1,000	14,868
Via Technologies, Inc.	2,000	4,600
Visual Photonics Epitaxy Co., Ltd.	2,000	7,923
Wafer Works Corp.	13,229	31,813
Win Semiconductors Corp.	2,000	18,568
XinTec, Inc.	15,000	68,321
Yageo Corp.	400	6,059
		9,340,471
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	3,672	88,078
THAILAND — 0.1%
Absolute Clean Energy PCL	583,600	54,762
Bangkok Aviation Fuel Services PCL (b)	18,600	14,404
BCPG PCL	23,700	8,553
Carabao Group PCL Class F	15,100	49,047
CK Power PCL	62,300	9,743
CP ALL PCL NVDR	35,200	68,812
Delta Electronics Thailand PCL	1,400	16,337
Kasikornbank PCL NVDR	100	486
Osotspa PCL	32,600	36,767
Plan B Media PCL Class F (b)	18,400	4,372
Prima Marine PCL (c)	107,200	19,183
PTT PCL	92,000	106,526
RS PCL (b)	72,300	36,748
Siam Commercial Bank PCL NVDR	8,300	28,457
Singha Estate PCL (b)	73,700	4,367
SPCG PCL	7,800	4,058
Super Energy Corp. PCL	212,200	5,680
Taokaenoi Food & Marketing PCL Class F	1,700	412
TOA Paint Thailand PCL	4,400	3,937
TQM Corp. PCL NVDR	32,200	38,737
		511,388
TURKEY — 0.0% (a)
Akbank T.A.S.	43,103	21,334
Eldorado Gold Corp. (b)(c)	3,574	40,059
See accompanying notes to financial statements.
181

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	14,406	$ 2,308
Koza Anadolu Metal Madencilik Isletmeleri A/S (b)	8,549	15,072
Migros Ticaret A/S (b)	6,885	21,442
Nuh Cimento Sanayi A/S	6,793	21,304
Oyak Cimento Fabrikalari AS (b)	7,515	4,750
Turkiye Garanti Bankasi A/S	42,640	35,466
Turkiye Is Bankasi A/S Class C	31,820	19,156
Vestel Elektronik Sanayi ve Ticaret A/S	9,614	16,911
		197,802
UNITED ARAB EMIRATES — 0.1%
Agthia Group PJSC	6,742	8,370
AL Yah Satellite Communications Co-PJSC-Yah Sat (b)	26,653	20,318
Amanat Holdings PJSC (b)	368,818	117,482
Dana Gas PJSC	188,936	60,697
National Central Cooling Co. PJSC	51,761	34,948
Network International Holdings PLC (b)(d)	9,685	35,705
		277,520
UNITED KINGDOM — 3.9%
3i Group PLC	65,177	1,191,546
Abrdn PLC	70,427	199,272
Alphawave IP Group PLC (b)(c)	2,034	4,719
AO World PLC (b)(c)	14,868	17,100
Argo Blockchain PLC (b)(c)	40,572	38,408
AstraZeneca PLC ADR	7,748	514,002
AstraZeneca PLC	8,456	1,128,056
Avacta Group PLC (b)(c)	16,789	16,358
BAE Systems PLC	42,715	403,471
Barclays PLC	116,693	227,854
boohoo Group PLC (b)(c)	3,935	4,598
BP PLC	104,338	515,643
British American Tobacco PLC	7,902	332,361
British Land Co. PLC REIT	30,621	213,842
BT Group PLC (c)	58,632	140,655
Burberry Group PLC	7,606	167,642
Capita PLC (b)	4,208	1,160
Capricorn Energy PLC (b)(c)	12,427	36,160
Central Asia Metals PLC	26,457	82,906
Ceres Power Holdings PLC (b)(c)	6,215	60,390
CK Hutchison Holdings, Ltd.	45,420	333,774
CMC Markets PLC (c)(d)	8,073	27,052
CNH Industrial NV (c)	6,600	105,710
See accompanying notes to financial statements.
182

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Compass Group PLC	20,793	$ 451,722
Craneware PLC	98	2,155
Diageo PLC	13,026	662,617
Eurasia Mining PLC (b)	54,923	8,678
Experian PLC	17,788	691,141
Frontier Developments PLC (b)(c)	2,485	40,833
GAN, Ltd. (b)	270	1,301
Greatland Gold PLC (b)(c)	53,864	9,574
Hammerson PLC REIT (c)	260,860	113,411
HSBC Holdings PLC	125,033	864,939
Imperial Brands PLC	4,491	95,230
Indivior PLC (b)	4,132	15,244
InterContinental Hotels Group PLC	9,167	626,419
iomart Group PLC	106	227
ITM Power PLC (b)(c)	8,092	37,802
J Sainsbury PLC	35,294	117,429
Land Securities Group PLC REIT	19,803	204,834
Learning Technologies Group PLC	22,472	48,198
Liberty Global PLC Class A (b)	1,947	49,668
Liberty Global PLC Class C (b)	7,707	199,688
Linde PLC (b)(e)	4,775	1,525,278
Linde PLC (b)(e)	1,275	412,112
Lloyds Banking Group PLC	414,900	257,051
M&G PLC	21,014	61,202
Marks & Spencer Group PLC (b)	47,323	96,390
National Grid PLC	9,559	147,557
Next PLC	3,482	276,542
On the Beach Group PLC (b)(d)	4,938	15,246
Pearson PLC	4,855	47,981
Prudential PLC	23,213	346,589
Quilter PLC (d)	20,655	38,726
Reckitt Benckiser Group PLC	3,849	295,553
RELX PLC (e)	14,926	468,315
RELX PLC (e)	25,149	790,213
Rolls-Royce Holdings PLC (b)	67,800	90,251
Sage Group PLC	80,204	740,472
Serica Energy PLC	40,735	213,731
Severn Trent PLC	11,946	484,130
Smith & Nephew PLC	21,721	348,907
Smiths Group PLC	16,702	319,415
SSE PLC	11,182	257,428
Standard Chartered PLC	23,397	157,171
See accompanying notes to financial statements.
183

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Team17 Group PLC (b)	2,702	$ 18,998
TechnipFMC PLC (b)	5,495	42,832
Tesco PLC	44,697	162,427
Unilever PLC (e)	7,430	337,993
Unilever PLC (e)	2	91
United Utilities Group PLC	21,289	315,199
Virgin Money UK PLC CDI	655	1,510
Vodafone Group PLC	158,448	260,442
Warehouse Reit PLC	27,330	62,468
Whitbread PLC (b)	15,599	586,783
WPP PLC	16,508	218,005
		19,400,797
UNITED STATES — 59.3%
10X Genomics, Inc. Class A (b)	90	6,846
1Life Healthcare, Inc. (b)	1,080	11,966
23andMe Holding Co. Class A (b)(c)	1,816	6,955
2seventy bio, Inc. (b)	360	6,142
3D Systems Corp. (b)	1,948	32,493
3M Co.	4,775	710,902
4D Molecular Therapeutics, Inc. (b)	450	6,804
908 Devices, Inc. (b)	1,260	23,953
A10 Networks, Inc.	564	7,868
Abbott Laboratories	18,240	2,158,886
AbbVie, Inc.	5,610	909,437
Accel Entertainment, Inc. (b)	7,975	97,135
Accelerate Diagnostics, Inc. (b)	9,273	13,353
Accenture PLC Class A	4,775	1,610,273
Accolade, Inc. (b)(c)	540	9,482
ACM Research, Inc. Class A (b)(c)	1,650	34,139
Activision Blizzard, Inc.	2,526	202,358
ACV Auctions, Inc. Class A (b)	360	5,332
Adaptive Biotechnologies Corp. (b)	990	13,741
Adobe, Inc. (b)	4,514	2,056,669
Advanced Micro Devices, Inc. (b)	9,205	1,006,475
Adverum Biotechnologies, Inc. (b)(c)	11	14
Aerie Pharmaceuticals, Inc. (b)(c)	296	2,694
Aeva Technologies, Inc. (b)	626	2,711
AEye, Inc. (b)	7,200	39,384
Affirm Holdings, Inc. (b)(c)	679	31,424
Aflac, Inc.	18,898	1,216,842
Agenus, Inc. (b)	16,063	39,515
Agilent Technologies, Inc.	9,540	1,262,428
See accompanying notes to financial statements.
184

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Agilysys, Inc. (b)	810	$ 32,303
AGNC Investment Corp. REIT	4,385	57,443
Airbnb, Inc. Class A (b)	1,308	224,662
Akebia Therapeutics, Inc. (b)	14,554	10,448
Alaunos Therapeutics, Inc. (b)	31,752	20,715
Alector, Inc. (b)	152	2,166
Align Technology, Inc. (b)	180	78,480
Alignment Healthcare, Inc. (b)	290	3,257
Aligos Therapeutics, Inc. (b)	1,890	4,064
Alkami Technology, Inc. (b)	900	12,879
Allegion PLC	1,562	171,476
Allovir, Inc. (b)(c)	240	1,620
Allstate Corp.	7,290	1,009,738
Ally Financial, Inc.	2,430	105,656
Alnylam Pharmaceuticals, Inc. (b)	180	29,392
Alpha & Omega Semiconductor, Ltd. (b)	270	14,756
Alphabet, Inc. Class A (b)	1,908	5,306,816
Alphabet, Inc. Class C (b)	2,197	6,136,199
Alphatec Holdings, Inc. (b)	450	5,175
Alto Ingredients, Inc. (b)	450	3,069
Altria Group, Inc.	9,540	498,465
ALX Oncology Holdings, Inc. (b)	270	4,563
Amazon.com, Inc. (b)	3,119	10,167,784
AMC Entertainment Holdings, Inc. Class A (b)(c)	3,695	91,045
Amcor PLC CDI	13,818	158,866
American Electric Power Co., Inc.	9,540	951,806
American Express Co.	7,373	1,378,751
American Tower Corp. REIT	4,775	1,199,575
American Well Corp. Class A (b)	4,320	18,187
Amgen, Inc.	5,824	1,408,360
Amyris, Inc. (b)(c)	1,116	4,866
Annaly Capital Management, Inc. REIT (c)	8,908	62,712
Annexon, Inc. (b)	1,440	3,931
Antares Pharma, Inc. (b)	8,072	33,095
Anthem, Inc.	2,861	1,405,380
APA Corp.	2,100	86,793
Apollo Medical Holdings, Inc. (b)	76	3,684
Appfolio, Inc. Class A (b)	90	10,189
AppHarvest, Inc. (b)(c)	5,130	27,574
Appian Corp. (b)	178	10,826
Apple, Inc.	110,012	19,209,195
Applied Materials, Inc.	9,811	1,293,090
See accompanying notes to financial statements.
185

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Applied Molecular Transport, Inc. (b)(c)	1,980	$ 14,890
Applied Therapeutics, Inc. (b)	7,376	15,563
Arbor Realty Trust, Inc. REIT	4,673	79,721
Archer-Daniels-Midland Co.	13,755	1,241,526
Arcturus Therapeutics Holdings, Inc. (b)	814	21,945
Arcus Biosciences, Inc. (b)	2,729	86,127
Arcutis Biotherapeutics, Inc. (b)	360	6,934
Ares Commercial Real Estate Corp. REIT	19,982	310,121
Armada Hoffler Properties, Inc. REIT	9,979	145,693
ARMOUR Residential REIT, Inc. (c)	3,843	32,281
Array Technologies, Inc. (b)	990	11,157
Arrowhead Pharmaceuticals, Inc. (b)	2,846	130,888
Arvinas, Inc. (b)	829	55,792
Asana, Inc. Class A (b)(c)	270	10,792
Aspira Women's Health, Inc. (b)	34,583	35,966
Astra Space, Inc. (b)	784	3,026
AT&T, Inc.	55,178	1,303,856
Athenex, Inc. (b)(c)	48	40
Audacy, Inc. (b)	2,070	5,982
Autodesk, Inc. (b)	180	38,583
Automatic Data Processing, Inc.	4,775	1,086,503
Avanos Medical, Inc. (b)	626	20,971
Aveanna Healthcare Holdings, Inc. (b)	900	3,069
AvePoint, Inc. (b)(c)	4,860	25,564
Avidity Biosciences, Inc. (b)	260	4,802
Avrobio, Inc. (b)(c)	13	17
AxoGen, Inc. (b)	4,167	33,086
Axonics, Inc. (b)	2,188	136,969
Baker Hughes Co.	3,850	140,178
Bancorp, Inc. (b)	3,294	93,319
Bandwidth, Inc. Class A (b)	90	2,915
Bank of America Corp.	67,307	2,774,395
Bank of New York Mellon Corp.	14,484	718,841
Bath & Body Works, Inc.	1,382	66,060
Baxter International, Inc.	9,260	718,020
Beachbody Co. Inc (b)	7,920	17,978
Becton Dickinson & Co.	4,230	1,125,180
BellRing Brands, Inc. (b)	230	5,308
Benefitfocus, Inc. (b)(c)	1,620	20,444
Berkshire Grey, Inc. (b)	310	893
Berkshire Hathaway, Inc. Class B (b)	5,488	1,936,770
Beyondspring, Inc. (b)(c)	4,884	10,745
See accompanying notes to financial statements.
186

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
BigCommerce Holdings, Inc. Class 1 (b)	180	$ 3,944
Bill.Com Holdings, Inc. (b)	346	78,469
BioAtla, Inc. (b)	1,260	6,300
BioCryst Pharmaceuticals, Inc. (b)	4,700	76,422
Biogen, Inc. (b)	2,678	563,987
BioLife Solutions, Inc. (b)	270	6,137
Bionano Genomics, Inc. (b)(c)	4,291	11,071
Bioxcel Therapeutics, Inc. (b)	145	3,032
BJ's Restaurants, Inc. (b)	770	21,791
Blackstone, Inc.	1,890	239,917
Blink Charging Co. (b)(c)	480	12,701
Block, Inc. (b)(e)	282	39,247
Block, Inc. (b)(e)	1,541	208,960
Bloom Energy Corp. Class A (b)	616	14,876
Boeing Co. (b)	3,938	754,127
Bolt Biotherapeutics, Inc. (b)(c)	7,666	21,005
Booking Holdings, Inc. (b)	365	857,184
Boston Beer Co., Inc. Class A (b)	90	34,962
Boston Omaha Corp. Class A (b)	180	4,567
Bridgebio Pharma, Inc. (b)	2,048	20,787
Brightcove, Inc. (b)	720	5,616
Brighthouse Financial, Inc. (b)	1,198	61,889
BrightSpire Capital, Inc. REIT	30,351	280,747
Bristol-Myers Squibb Co.	14,498	1,058,789
Broadcom, Inc.	3,574	2,250,476
BTRS Holdings, Inc. Class A (b)	4,140	30,967
Bumble, Inc. Class A (b)	228	6,607
Butterfly Network, Inc. (b)	780	3,713
C.H. Robinson Worldwide, Inc.	4,775	514,315
Caesars Entertainment, Inc. (b)	1,172	90,666
Callon Petroleum Co. (b)	319	18,847
Cambium Networks Corp. (b)	270	6,383
Cano Health, Inc. (b)(c)	720	4,572
Canoo, Inc. (b)(c)	672	3,709
Cantaloupe, Inc. (b)	2,700	18,279
Capital One Financial Corp.	4,775	626,910
Cara Therapeutics, Inc. (b)	2,283	27,738
Cardiovascular Systems, Inc. (b)	810	18,306
Cardlytics, Inc. (b)	180	9,896
CareDx, Inc. (b)	347	12,836
Caribou Biosciences, Inc. (b)(c)	450	4,131
CarLotz, Inc. (b)(c)	8,910	12,207
See accompanying notes to financial statements.
187

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Carnival Corp. (b)	4,775	$ 96,550
Carrier Global Corp.	4,775	219,029
Cars.com, Inc. (b)	1,496	21,587
Carvana Co. (b)	188	22,427
Casa Systems, Inc. (b)	1,080	4,882
Cassava Sciences, Inc. (b)(c)	231	8,579
Castle Biosciences, Inc. (b)	270	12,112
Catalyst Pharmaceuticals, Inc. (b)	2,644	21,919
CatchMark Timber Trust, Inc. Class A, REIT	3,662	30,028
Caterpillar, Inc.	4,775	1,063,965
CDK Global, Inc.	1,367	66,546
Celldex Therapeutics, Inc. (b)	1,428	48,638
CEL-SCI Corp. (b)	285	1,120
Celsius Holdings, Inc. (b)(c)	450	24,831
Century Aluminum Co. (b)	180	4,736
Century Communities, Inc.	613	32,838
Certara, Inc. (b)	180	3,866
Cerus Corp. (b)	3,294	18,084
CEVA, Inc. (b)	160	6,504
CF Industries Holdings, Inc.	1,440	148,406
ChampionX Corp. (b)	4,022	98,459
Change Healthcare, Inc. (b)	6,155	134,179
ChannelAdvisor Corp. (b)	1,851	30,671
ChargePoint Holdings, Inc. (b)	270	5,368
Charles Schwab Corp.	14,548	1,226,542
Charlottes Web Holdings, Inc. (b)(c)	100	108
Charter Communications, Inc. Class A (b)	1,760	960,115
Chefs' Warehouse, Inc. (b)	264	8,606
ChemoCentryx, Inc. (b)	2,196	55,054
Chemours Co.	1,192	37,524
Chevron Corp.	13,100	2,133,073
Chimerix, Inc. (b)	2,680	12,274
Chubb, Ltd.	6,335	1,355,056
Church & Dwight Co., Inc.	13,245	1,316,288
Cigna Corp.	1,391	333,298
Cipher Mining, Inc. (b)	5,490	19,984
Cisco Systems, Inc.	43,796	2,442,065
Citigroup, Inc.	23,776	1,269,638
Citizens Financial Group, Inc.	2,790	126,471
Citrix Systems, Inc.	4,775	481,797
Clean Energy Fuels Corp. (b)	14,622	116,099
Clear Channel Outdoor Holding, Inc. (b)	12,015	41,572
See accompanying notes to financial statements.
188

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Clear Secure, Inc. Class A (b)(c)	360	$ 9,677
Clorox Co.	4,655	647,185
Cloudflare, Inc. Class A (b)	1,959	234,492
Clover Health Investments Corp. (b)(c)	3,008	10,678
Clovis Oncology, Inc. (b)	10,204	20,612
Coca-Cola Co.	18,958	1,175,396
Codexis, Inc. (b)	532	10,970
Coeur Mining, Inc. (b)	4,589	20,421
Cognizant Technology Solutions Corp. Class A	9,614	862,087
Coherus Biosciences, Inc. (b)	823	10,625
Colgate-Palmolive Co.	8,003	606,867
Collegium Pharmaceutical, Inc. (b)	1,268	25,816
Comcast Corp. Class A	24,468	1,145,592
Community Health Systems, Inc. (b)	6,811	80,847
Community Healthcare Trust, Inc. REIT	6,158	259,929
Computer Programs & Systems, Inc. (b)	188	6,477
Conagra Brands, Inc.	9,540	320,258
ConocoPhillips	9,540	954,000
Constellation Energy Corp.	3,183	179,044
ContextLogic, Inc. Class A (b)(c)	1,927	4,336
Corning, Inc.	18,278	674,641
Corteva, Inc.	7,614	437,653
Cortexyme, Inc. (b)	1,188	7,354
Costco Wholesale Corp.	4,595	2,646,031
Coty, Inc. Class A (b)	747	6,716
Couchbase, Inc. (b)	720	12,542
Crowdstrike Holdings, Inc. Class A (b)	1,515	344,026
CryoPort, Inc. (b)	1,017	35,503
CSX Corp.	37,324	1,397,784
Cue Biopharma, Inc. (b)	166	810
Cullinan Oncology, Inc. (b)	130	1,361
Cummins, Inc.	4,595	942,480
CuriosityStream, Inc. (b)	7,110	20,619
Curis, Inc. (b)(c)	2,430	5,783
CVS Health Corp.	13,854	1,402,163
Cytokinetics, Inc. (b)	257	9,460
CytomX Therapeutics, Inc. (b)	49	131
Danaher Corp.	7,423	2,177,389
Danimer Scientific, Inc. (b)(c)	4,322	25,327
Datadog, Inc. Class A (b)	1,080	163,588
Dave & Buster's Entertainment, Inc. (b)	2,106	103,405
Deciphera Pharmaceuticals, Inc. (b)	260	2,410
See accompanying notes to financial statements.
189

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Deere & Co.	3,177	$ 1,319,916
Dell Technologies, Inc. Class C (b)	998	50,090
Denny's Corp. (b)	443	6,339
Dermtech, Inc. (b)	158	2,319
Designer Brands, Inc. Class A (b)	1,496	20,211
Desktop Metal, Inc. Class A (b)(c)	1,080	5,119
Devon Energy Corp.	2,100	124,173
DexCom, Inc. (b)	284	145,294
Diebold Nixdorf, Inc. (b)	2,761	18,582
Digital Turbine, Inc. (b)	3,035	132,963
Dine Brands Global, Inc.	491	38,273
Discover Financial Services	6,857	755,573
Discovery, Inc. Class A (b)	180	4,486
Discovery, Inc. Class C (b)	180	4,495
DocuSign, Inc. (b)	537	57,523
Dollar Tree, Inc. (b)	3,712	594,477
Doma Holdings, Inc. (b)	2,520	5,468
Domo, Inc. Class B (b)	969	49,002
DoorDash, Inc. Class A (b)	256	30,001
Douglas Elliman, Inc.	14,118	103,061
Dow, Inc.	7,711	491,345
Duke Energy Corp.	5,206	581,302
DuPont de Nemours, Inc.	5,561	409,178
Durect Corp. (b)(c)	103	69
DXC Technology Co. (b)	1,561	50,935
Dynavax Technologies Corp. (b)	5,758	62,417
Dyne Therapeutics, Inc. (b)(c)	630	6,073
Dynex Capital, Inc. REIT (c)	15,545	251,829
Easterly Government Properties, Inc. REIT	26,984	570,442
Eaton Corp. PLC	9,277	1,407,878
eBay, Inc.	9,719	556,510
Ebix, Inc.	616	20,420
Ecolab, Inc.	3,286	580,176
Edison International	8,256	578,746
Editas Medicine, Inc. (b)	590	11,222
eGain Corp. (b)	11	127
eHealth, Inc. (b)	188	2,333
El Pollo Loco Holdings, Inc. (b)	125	1,453
Elanco Animal Health, Inc. (b)	2,013	52,519
Elastic NV (b)	90	8,006
Electric Last Mile Solutions, Inc. (b)(c)	12,242	17,506
Electronic Arts, Inc.	180	22,772
See accompanying notes to financial statements.
190

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Eli Lilly & Co.	6,570	$ 1,881,451
Ellington Financial, Inc. REIT (c)	3,493	62,001
Emerson Electric Co.	9,540	935,397
Endo International PLC (b)	2,853	6,590
Energy Fuels, Inc. (b)(c)	404	3,723
Enphase Energy, Inc. (b)	620	125,104
EOG Resources, Inc.	6,946	828,172
EPAM Systems, Inc. (b)	90	26,695
Epizyme, Inc. (b)	9,180	10,557
Equity Residential REIT	4,775	429,368
Erasca, Inc. (b)(c)	360	3,096
Essential Properties Realty Trust, Inc. REIT	2,394	60,568
Estee Lauder Cos., Inc. Class A	4,055	1,104,258
Etsy, Inc. (b)	366	45,486
Eventbrite, Inc. Class A (b)	440	6,499
Everi Holdings, Inc. (b)	1,925	40,425
EverQuote, Inc. Class A (b)	1,018	16,471
Evolent Health, Inc. Class A (b)	1,217	39,309
Evolv Technologies Holdings, Inc. (b)	5,240	13,886
Exact Sciences Corp. (b)	90	6,293
Exelon Corp.	9,540	454,390
eXp World Holdings, Inc. (c)	630	13,337
Expedia Group, Inc. (b)	350	68,484
Expro Group Holdings NV (b)	576	10,241
Exxon Mobil Corp.	26,409	2,181,119
Faraday Future Intelligent Electric, Inc. (b)(c)	6,320	31,537
Fastenal Co.	9,629	571,963
Fastly, Inc. Class A (b)	270	4,693
Fate Therapeutics, Inc. (b)	631	24,464
FB Financial Corp.	799	35,492
FedEx Corp.	3,600	833,004
Ferguson PLC	3,846	525,626
FibroGen, Inc. (b)	270	3,245
Fidelity National Information Services, Inc.	720	72,302
FirstEnergy Corp.	9,540	437,504
Fiverr International, Ltd. (b)(c)	43	3,271
Fluidigm Corp. (b)(c)	7,863	28,228
Ford Motor Co.	37,412	632,637
Fortinet, Inc. (b)	360	123,026
Fortive Corp.	4,669	284,482
Fox Corp. Class A	6,778	267,392
Franklin BSP Realty Trust, Inc. REIT	613	8,570
See accompanying notes to financial statements.
191

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Franklin Resources, Inc.	13,605	$ 379,852
Freeport-McMoRan, Inc.	5,461	271,630
Frequency Therapeutics, Inc. (b)	11	23
fuboTV, Inc. (b)	2,552	16,767
FuelCell Energy, Inc. (b)(c)	3,207	18,472
Fulgent Genetics, Inc. (b)	180	11,234
G1 Therapeutics, Inc. (b)	450	3,420
GameStop Corp. Class A (b)(c)	354	58,969
Gatos Silver, Inc. (b)	3,690	15,941
Generac Holdings, Inc. (b)	90	26,753
General Dynamics Corp.	4,775	1,151,634
General Electric Co.	4,719	431,788
General Mills, Inc.	4,775	323,363
General Motors Co. (b)	9,540	417,280
Generation Bio Co. (b)	230	1,688
Geron Corp. (b)	6,799	9,247
Gilead Sciences, Inc.	12,284	730,284
Gladstone Commercial Corp. REIT	17,337	381,761
Glaukos Corp. (b)	90	5,204
GlaxoSmithKline PLC	29,953	649,617
Global Blood Therapeutics, Inc. (b)	319	11,050
Global Medical REIT, Inc.	8,457	138,018
Global Payments, Inc.	270	36,947
Globalstar, Inc. (b)(c)	38,127	56,047
Golden Nugget Online Gaming, Inc. (b)	250	1,778
Goldman Sachs Group, Inc.	3,887	1,283,099
Granite Point Mortgage Trust, Inc. REIT	2,039	22,674
Green Brick Partners, Inc. (b)	1,163	22,981
Grid Dynamics Holdings, Inc. (b)	180	2,534
Groupon, Inc. (b)(c)	393	7,557
GrowGeneration Corp. (b)(c)	712	6,558
Guardant Health, Inc. (b)	90	5,962
Haemonetics Corp. (b)	90	5,690
Halliburton Co.	9,540	361,280
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (c)	1,401	66,449
Health Catalyst, Inc. (b)	540	14,110
Healthpeak Properties, Inc. REIT	13,007	446,530
Hecla Mining Co.	1,924	12,641
Hemisphere Media Group, Inc. (b)	90	411
Heron Therapeutics, Inc. (b)	1,017	5,817
Hershey Co.	4,775	1,034,408
See accompanying notes to financial statements.
192

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hess Corp.	4,775	$ 511,116
Hewlett Packard Enterprise Co.	19,178	320,464
Hims & Hers Health, Inc. (b)(c)	480	2,558
Hippo Holdings, Inc. (b)	2,970	5,910
Home Depot, Inc.	8,391	2,511,678
Homology Medicines, Inc. (b)	5,562	16,908
Honest Co. Inc (b)(c)	2,250	11,723
Honeywell International, Inc.	9,683	1,884,118
HP, Inc.	19,178	696,161
HubSpot, Inc. (b)	180	85,489
Humacyte, Inc. (b)(c)	370	2,612
Humanigen, Inc. (b)	5,748	17,301
Huron Consulting Group, Inc. (b)	90	4,123
Hydrofarm Holdings Group, Inc. (b)(c)	360	5,454
Hyzon Motors, Inc. (b)	480	3,067
I3 Verticals, Inc. Class A (b)	630	17,552
Ichor Holdings, Ltd. (b)	176	6,269
Icosavax, Inc. (b)	50	352
Ideanomics, Inc. (b)	6,390	7,157
IGM Biosciences, Inc. (b)	270	7,217
Illinois Tool Works, Inc.	6,580	1,377,852
Illumina, Inc. (b)	360	125,784
Imago Biosciences, Inc. (b)(c)	180	3,469
ImmunityBio, Inc. (b)	540	3,029
ImmunoGen, Inc. (b)	7,703	36,666
Inari Medical, Inc. (b)	180	16,315
Ingersoll Rand, Inc.	7,320	368,562
Inhibrx, Inc. (b)	2,038	45,407
Inmode, Ltd. (b)	2,757	101,761
Innovative Industrial Properties, Inc. REIT	922	189,379
Inogen, Inc. (b)	180	5,836
Inovio Pharmaceuticals, Inc. (b)	1,497	5,374
Inseego Corp. (b)(c)	548	2,219
Inspire Medical Systems, Inc. (b)	441	113,200
Installed Building Products, Inc.	43	3,633
Insulet Corp. (b)	90	23,975
Intapp, Inc. (b)	1,080	25,931
Intel Corp.	35,653	1,766,963
Intellia Therapeutics, Inc. (b)	828	60,171
Intercept Pharmaceuticals, Inc. (b)(c)	1,484	24,145
International Business Machines Corp.	7,727	1,004,665
International Flavors & Fragrances, Inc.	1,407	184,781
See accompanying notes to financial statements.
193

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
International Money Express, Inc. (b)	3,844	$ 79,225
International Seaways, Inc.	400	7,216
Intra-Cellular Therapies, Inc. (b)	1,820	111,366
Intuit, Inc.	3,283	1,578,598
Intuitive Surgical, Inc. (b)	540	162,907
Invitae Corp. (b)	191	1,522
iRhythm Technologies, Inc. (b)	90	14,172
J.M. Smucker Co.	4,775	646,583
Jamf Holding Corp. (b)(c)	90	3,133
Johnson & Johnson	15,755	2,792,259
Johnson Controls International PLC	12,672	830,903
Joint Corp. (b)	90	3,185
JPMorgan Chase & Co.	25,480	3,473,434
Juniper Networks, Inc.	9,540	354,506
Kala Pharmaceuticals, Inc. (b)	19	26
Karyopharm Therapeutics, Inc. (b)	4,844	35,700
Kellogg Co.	4,775	307,940
Keysight Technologies, Inc. (b)	4,773	753,991
Kimberly-Clark Corp.	4,775	588,089
Kinder Morgan, Inc.	7,065	133,599
Kiniksa Pharmaceuticals, Ltd. Class A (b)	450	4,473
Kinnate Biopharma, Inc. (b)(c)	810	9,121
KKR Real Estate Finance Trust, Inc. REIT	2,303	47,465
KLA Corp.	180	65,891
Kohl's Corp.	3,836	231,925
Kraft Heinz Co.	554	21,822
Kronos Bio, Inc. (b)	630	4,555
Krystal Biotech, Inc. (b)	2	133
Kymera Therapeutics, Inc. (b)	704	29,793
Kyndryl Holdings, Inc. (b)	1,544	20,257
Lam Research Corp.	360	193,540
Lamb Weston Holdings, Inc.	3,207	192,131
Lantheus Holdings, Inc. (b)	1,929	106,693
Laredo Petroleum, Inc. (b)	319	25,246
Las Vegas Sands Corp. (b)	4,775	185,604
Latch, Inc. (b)(c)	4,546	19,411
Lattice Semiconductor Corp. (b)	90	5,486
Leidos Holdings, Inc.	1,197	129,300
Lemonade, Inc. (b)(c)	440	11,603
Lexicon Pharmaceuticals, Inc. (b)	2,610	5,455
LGI Homes, Inc. (b)	43	4,200
Liberty Broadband Corp. Class C (b)	690	93,371
See accompanying notes to financial statements.
194

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Limelight Networks, Inc. (b)	3,843	$ 20,060
Lindblad Expeditions Holdings, Inc. (b)(c)	3,662	55,223
Livent Corp. (b)	528	13,765
Lockheed Martin Corp.	2,733	1,206,346
Lordstown Motors Corp. Class A (b)	10,929	37,268
Lovesac Co. (b)	90	4,865
Lowe's Cos., Inc.	7,353	1,486,703
Lucid Group, Inc. (b)(c)	2,528	64,211
Lululemon Athletica, Inc. (b)	90	32,871
Lumen Technologies, Inc.	3,222	36,312
Luminar Technologies, Inc. (b)	270	4,220
LyondellBasell Industries NV Class A	4,685	481,712
M/I Homes, Inc. (b)	221	9,801
MacroGenics, Inc. (b)	2,936	25,866
Macy's, Inc.	2,017	49,134
Magnite, Inc. (b)	850	11,229
Marathon Digital Holdings, Inc. (b)(c)	1,864	52,099
Marathon Oil Corp.	14,373	360,906
Marathon Petroleum Corp.	9,629	823,279
Maravai LifeSciences Holdings, Inc. Class A (b)	540	19,046
Markforged Holding Corp. (b)	1,440	5,746
Marsh & McLennan Cos., Inc.	9,540	1,625,807
Marvell Technology, Inc.	3,420	245,248
Mastercard, Inc. Class A	4,729	1,690,050
Matador Resources Co.	1,497	79,311
Match Group, Inc. (b)	540	58,720
Mattel, Inc. (b)	294	6,530
Maxar Technologies, Inc.	2,406	94,941
MaxCyte, Inc. (b)	2,700	18,873
Maxeon Solar Technologies, Ltd. (b)(c)	1,896	27,454
MaxLinear, Inc. (b)	270	15,755
McCormick & Co., Inc.	9,901	988,120
McDonald's Corp.	4,775	1,180,762
McKesson Corp.	3,123	956,044
MediaAlpha, Inc. Class A (b)(c)	1,380	22,839
Medifast, Inc.	364	62,164
Medtronic PLC	16,419	1,821,688
MeiraGTx Holdings PLC (b)(c)	100	1,385
Merchants Bancorp	1,228	33,623
Merck & Co., Inc.	19,086	1,566,006
MeridianLink, Inc. (b)	130	2,353
Mersana Therapeutics, Inc. (b)	345	1,377
See accompanying notes to financial statements.
195

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Meta Financial Group, Inc.	634	$ 34,819
Meta Materials, Inc. (b)(c)	1,342	2,241
Meta Platforms, Inc. Class A (b)	15,598	3,468,371
MetLife, Inc.	14,188	997,133
MetroMile, Inc. (b)	536	708
MGP Ingredients, Inc. (c)	66	5,649
Micron Technology, Inc.	4,054	315,766
Microsoft Corp.	49,747	15,337,498
Microvast Holdings, Inc. (b)(c)	1,579	10,579
MicroVision, Inc. (b)(c)	1,444	6,743
MiMedx Group, Inc. (b)	900	4,239
Mind Medicine MindMed, Inc. (b)(c)	6,160	6,806
Mitek Systems, Inc. (b)	3,305	48,484
Model N, Inc. (b)	240	6,456
Moderna, Inc. (b)	2,129	366,742
Molecular Templates, Inc. (b)(c)	13	45
Momentus, Inc. (b)	330	1,053
Monarch Casino & Resort, Inc. (b)	590	51,466
Mondelez International, Inc. Class A	4,775	299,774
MoneyGram International, Inc. (b)	708	7,476
MongoDB, Inc. (b)	180	79,846
Monte Rosa Therapeutics, Inc. (b)(c)	56	785
Morgan Stanley	13,833	1,209,004
Mosaic Co.	4,385	291,602
MP Materials Corp. (b)	90	5,161
MRC Global, Inc. (b)	4,236	50,451
Myovant Sciences, Ltd. (b)	360	4,795
N-Able, Inc. (b)	450	4,095
NanoString Technologies, Inc. (b)	180	6,255
National Beverage Corp.	270	11,745
Nautilus, Inc. (b)	15	62
NeoGenomics, Inc. (b)	180	2,187
Neoleukin Therapeutics, Inc. (b)	15	28
NeoPhotonics Corp. (b)	1,766	26,861
NetApp, Inc.	4,775	396,325
Netflix, Inc. (b)	2,485	930,856
Newmont Corp.	4,775	379,374
News Corp. Class A	2,485	55,043
NexPoint Residential Trust, Inc. REIT	8,889	802,766
NextEra Energy, Inc.	19,133	1,620,756
NexTier Oilfield Solutions, Inc. (b)	5,747	53,102
NIKE, Inc. Class B	14,027	1,887,473
See accompanying notes to financial statements.
196

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Nkarta, Inc. (b)	110	$ 1,252
nLight, Inc. (b)	264	4,578
NMI Holdings, Inc. Class A (b)	188	3,877
Norfolk Southern Corp.	4,505	1,284,916
Northrop Grumman Corp.	2,017	902,043
Nov, Inc.	2,100	41,181
Novavax, Inc. (b)	454	33,437
Novocure, Ltd. (b)(c)	450	37,283
NOW, Inc. (b)	551	6,078
Nucor Corp.	360	53,514
Nurix Therapeutics, Inc. (b)	352	4,932
nVent Electric PLC	353	12,277
NVIDIA Corp.	15,610	4,259,345
Oak Street Health, Inc. (b)(c)	630	16,934
Occidental Petroleum Corp.	5,687	322,680
Oceaneering International, Inc. (b)	3,532	53,545
Ocugen, Inc. (b)	2,636	8,699
Ocular Therapeutix, Inc. (b)(c)	1,638	8,108
Okta, Inc. (b)	270	40,759
Olema Pharmaceuticals, Inc. (b)	900	3,834
Omeros Corp. (b)(c)	440	2,644
ON Semiconductor Corp. (b)	1,170	73,254
ON24, Inc. (b)	120	1,578
OneSpan, Inc. (b)	180	2,599
Ontrack, Inc. (b)	12	27
OptimizeRx Corp. (b)	450	16,970
Oracle Corp.	14,687	1,215,056
OraSure Technologies, Inc. (b)	540	3,661
O'Reilly Automotive, Inc. (b)	1,581	1,082,922
Organogenesis Holdings, Inc. (b)	630	4,801
Organon & Co.	1,708	59,660
ORIC Pharmaceuticals, Inc. (b)	170	908
Origin Materials, Inc. (b)	720	4,738
Otis Worldwide Corp.	2,394	184,218
Outset Medical, Inc. (b)(c)	90	4,086
Overstock.com, Inc. (b)(c)	888	39,076
Owens & Minor, Inc.	2,664	117,269
Pacific Biosciences of California, Inc. (b)	1,232	11,211
Palantir Technologies, Inc. Class A (b)	6,813	93,542
Palo Alto Networks, Inc. (b)(c)	90	56,026
Palomar Holdings, Inc. (b)	825	52,792
Par Pacific Holdings, Inc. (b)	268	3,489
See accompanying notes to financial statements.
197

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PAR Technology Corp. (b)(c)	90	$ 3,631
Paramount Global Class B	9,670	365,623
Parker-Hannifin Corp.	3,841	1,089,922
Party City Holdco, Inc. (b)	1,080	3,866
Passage Bio, Inc. (b)	188	583
Paya Holdings, Inc. (b)	5,220	30,589
Paymentus Holdings, Inc. Class A (b)	270	5,692
Payoneer Global, Inc. (b)	990	4,415
PayPal Holdings, Inc. (b)	10,160	1,175,004
PBF Energy, Inc. Class A (b)	1,851	45,109
Peabody Energy Corp. (b)	1,340	32,870
Peloton Interactive, Inc. Class A (b)	1,792	47,345
Penn National Gaming, Inc. (b)	604	25,622
Pennant Group, Inc. (b)	1,350	25,151
PennyMac Financial Services, Inc.	188	10,002
Pentair PLC	353	19,136
People's United Financial, Inc.	31,248	624,648
PepsiCo, Inc.	9,814	1,642,667
Personalis, Inc. (b)(c)	2,137	17,502
PetIQ, Inc. (b)	270	6,588
PetMed Express, Inc. (c)	631	16,280
Pfizer, Inc.	41,093	2,127,385
PG&E Corp. (b)	990	11,821
Phathom Pharmaceuticals, Inc. (b)(c)	275	3,743
Philip Morris International, Inc.	9,540	896,188
Phillips 66	2,371	204,831
Phreesia, Inc. (b)	900	23,724
Piedmont Lithium, Inc. (b)	346	25,255
Pinterest, Inc. Class A (b)	2,863	70,458
Pioneer Natural Resources Co.	3,220	805,097
Plug Power, Inc. (b)(c)	2,705	77,390
PNC Financial Services Group, Inc.	4,775	880,749
Point Biopharma Global, Inc. (b)(c)	220	1,753
PPL Corp.	14,373	410,493
Praxis Precision Medicines, Inc. (b)	120	1,225
Precigen, Inc. (b)	570	1,203
Precision BioSciences, Inc. (b)	5,400	16,632
Prelude Therapeutics, Inc. (b)(c)	49	338
Premier Financial Corp.	188	5,702
Privia Health Group, Inc. (b)	180	4,811
Procter & Gamble Co.	10,355	1,582,244
Prologis, Inc. REIT	11,986	1,935,499
See accompanying notes to financial statements.
198

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PROS Holdings, Inc. (b)	450	$ 14,990
Proterra, Inc. (b)(c)	540	4,061
Provention Bio, Inc. (b)(c)	1,320	9,662
Prudential Financial, Inc.	7,157	845,743
PTC Therapeutics, Inc. (b)	1,175	43,839
Public Service Enterprise Group, Inc.	9,540	667,800
Public Storage REIT	4,027	1,571,658
PubMatic, Inc. Class A (b)	228	5,955
Pulmonx Corp. (b)(c)	140	3,473
Puma Biotechnology, Inc. (b)	25	72
PureCycle Technologies, Inc. (b)(c)	2,928	23,424
Purple Innovation, Inc. (b)(c)	2,340	13,689
QUALCOMM, Inc.	9,657	1,475,783
Quanterix Corp. (b)	620	18,098
Quantum-Si, Inc. (b)(c)	6,148	28,773
Quidel Corp. (b)	90	10,121
QuinStreet, Inc. (b)	828	9,605
Quotient, Ltd. (b)(c)	119	143
Qurate Retail, Inc. Class A	8,716	41,488
Radius Health, Inc. (b)(c)	1,836	16,212
Raytheon Technologies Corp.	16,029	1,587,993
REC Silicon ASA (b)(c)	16,570	27,724
Recursion Pharmaceuticals, Inc. Class A (b)	556	3,981
Redfin Corp. (b)(c)	180	3,247
Regeneron Pharmaceuticals, Inc. (b)	180	125,716
REGENXBIO, Inc. (b)	166	5,510
Rekor Systems, Inc. (b)(c)	3,932	17,930
Relmada Therapeutics, Inc. (b)(c)	675	18,218
Renalytix PLC (b)	2,790	9,918
Renewable Energy Group, Inc. (b)	180	10,917
Repay Holdings Corp. (b)	900	13,293
Resideo Technologies, Inc. (b)	934	22,257
Retail Opportunity Investments Corp. REIT	39,416	764,276
Revance Therapeutics, Inc. (b)	2,747	53,566
Rhythm Pharmaceuticals, Inc. (b)	2,250	25,920
Rigel Pharmaceuticals, Inc. (b)	20,577	61,525
Rimini Street, Inc. (b)	6,840	39,672
RingCentral, Inc. Class A (b)	180	21,098
Riot Blockchain, Inc. (b)	2,804	59,361
Rivian Automotive, Inc. Class A (b)	768	38,584
Rocket Pharmaceuticals, Inc. (b)	270	4,282
Rockley Photonics Holdings, Ltd. (b)	5,670	22,850
See accompanying notes to financial statements.
199

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Roku, Inc. (b)	636	$ 79,672
Romeo Power, Inc. (b)(c)	11,410	17,001
Ross Stores, Inc.	8,642	781,755
Rover Group, Inc. (b)	900	5,193
Rubius Therapeutics, Inc. (b)	810	4,463
Ruth's Hospitality Group, Inc.	4,927	112,730
Sabre Corp. (b)	1,144	13,076
Safehold, Inc. REIT (c)	1,005	55,727
salesforce.com, Inc. (b)	9,275	1,969,268
Sana Biotechnology, Inc. (b)	1,080	8,921
Sangamo Therapeutics, Inc. (b)	627	3,643
Sarepta Therapeutics, Inc. (b)	364	28,436
Schlumberger NV	9,712	401,203
Schneider Electric SE	4,959	839,563
Scholar Rock Holding Corp. (b)	1,685	21,720
Schrodinger, Inc. (b)	898	30,640
Scientific Games Corp. Class A (b)	1,626	95,527
Seagate Technology Holdings PLC	3,801	341,710
Seer, Inc. (b)(c)	1,264	19,263
Select Energy Services, Inc. Class A (b)	11,751	100,706
Sema4 Holdings Corp. (b)(c)	10,599	32,539
Senseonics Holdings, Inc. (b)(c)	2,528	4,980
Seres Therapeutics, Inc. (b)	2,303	16,397
Seritage Growth Properties Class A, REIT (b)	3,047	38,575
ServiceNow, Inc. (b)	914	508,997
Shattuck Labs, Inc. (b)	1,170	4,984
Shoals Technologies Group, Inc. Class A (b)	540	9,202
Shockwave Medical, Inc. (b)	90	18,662
ShotSpotter, Inc. (b)	1,530	42,412
SI-BONE, Inc. (b)	150	3,390
SIGA Technologies, Inc. (b)	1,924	13,641
Sight Sciences, Inc. (b)	990	11,444
Signature Bank	360	105,656
Signify Health, Inc. Class A (b)	360	6,534
Silk Road Medical, Inc. (b)	270	11,148
Silvergate Capital Corp. Class A (b)	242	36,438
Simon Property Group, Inc. REIT	4,775	628,199
Simulations Plus, Inc.	770	39,255
SiTime Corp. (b)	90	22,304
Skillsoft Corp. (b)	450	2,718
Skillz, Inc. (b)(c)	5,387	16,161
Skyline Champion Corp. (b)	1,132	62,124
See accompanying notes to financial statements.
200

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SkyWater Technology, Inc. (b)(c)	1,188	$ 12,866
Smartsheet, Inc. Class A (b)	180	9,860
SmileDirectClub, Inc. (b)	5,706	14,779
Smith & Wesson Brands, Inc.	450	6,809
Snap, Inc. Class A (b)	6,199	223,102
Snowflake, Inc. Class A (b)	1,172	268,540
SolarEdge Technologies, Inc. (b)	223	71,889
Sorrento Therapeutics, Inc. (b)	4,029	9,388
Southern Co.	4,775	346,235
Spire Global, Inc. (b)	11,620	24,402
Sprinklr, Inc. Class A (b)	630	7,497
Sprout Social, Inc. Class A (b)	704	56,404
STAAR Surgical Co. (b)	90	7,192
Starbucks Corp.	14,865	1,352,269
State Street Corp. (g)	4,775	415,998
Stellantis NV	8,177	134,652
Stem, Inc. (b)	450	4,955
Stoke Therapeutics, Inc. (b)	360	7,578
Sunnova Energy International, Inc. (b)	825	19,025
Surmodics, Inc. (b)	90	4,080
SVB Financial Group (b)	90	50,350
Swiss Re AG	4,500	430,905
Synchrony Financial	5,325	185,363
Sysco Corp.	9,540	778,941
Tabula Rasa HealthCare, Inc. (b)	3,580	20,621
Tactile Systems Technology, Inc. (b)	2,070	41,731
Tandem Diabetes Care, Inc. (b)	441	51,284
Tango Therapeutics, Inc. (b)	720	5,458
Tapestry, Inc.	4,571	169,813
Target Corp.	4,775	1,013,350
Taysha Gene Therapies, Inc. (b)(c)	2,970	19,364
TechTarget, Inc. (b)	3,970	322,682
Teladoc Health, Inc. (b)(c)	275	19,836
Tellurian, Inc. (b)	5,289	28,032
Telos Corp. (b)	1,350	13,460
Tenneco, Inc. Class A (b)	3,356	61,482
Tesla, Inc. (b)	5,630	6,066,888
Texas Instruments, Inc.	11,815	2,167,816
TG Therapeutics, Inc. (b)	450	4,280
TherapeuticsMD, Inc. (b)(c)	207	79
Thermo Fisher Scientific, Inc.	4,305	2,542,748
Tivity Health, Inc. (b)	943	30,336
See accompanying notes to financial statements.
201

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TJX Cos., Inc.	18,178	$ 1,101,223
T-Mobile US, Inc. (b)	540	69,309
TPI Composites, Inc. (b)	1,260	17,716
Trade Desk, Inc. Class A (b)	2,618	181,296
Trane Technologies PLC	7,226	1,103,410
TransMedics Group, Inc. (b)	1,530	41,218
TRANSOCEAN, Ltd. (b)(c)	2,119	9,684
Travelers Cos., Inc.	4,775	872,536
Treace Medical Concepts, Inc. (b)	360	6,808
Triumph Group, Inc. (b)	2,747	69,444
Tupperware Brands Corp. (b)	270	5,252
Turning Point Brands, Inc.	90	3,061
Twilio, Inc. Class A (b)	627	103,336
Twist Bioscience Corp. (b)	1,273	62,861
Twitter, Inc. (b)	2,845	110,073
Tyson Foods, Inc. Class A	7,343	658,153
Uber Technologies, Inc. (b)	4,426	157,920
Ultra Clean Holdings, Inc. (b)	270	11,445
UMH Properties, Inc. REIT	27,394	673,618
Union Pacific Corp.	7,236	1,976,948
Unisys Corp. (b)	1,839	39,741
United Parcel Service, Inc. Class B	4,775	1,024,046
UnitedHealth Group, Inc.	7,952	4,055,281
Universal Corp.	166	9,640
Upstart Holdings, Inc. (b)(c)	166	18,109
Upwork, Inc. (b)	810	18,824
Uranium Energy Corp. (b)(c)	948	4,351
UroGen Pharma, Ltd. (b)(c)	3,758	32,732
Urstadt Biddle Properties, Inc. Class A, REIT	1,172	22,045
US Bancorp	14,498	770,569
Valero Energy Corp.	6,957	706,414
Vanda Pharmaceuticals, Inc. (b)	409	4,626
Vapotherm, Inc. (b)(c)	1,210	16,819
Vaxart, Inc. (b)	2,070	10,433
VBI Vaccines, Inc. (b)	3,150	5,229
Vector Group, Ltd.	28,237	339,973
Velodyne Lidar, Inc. (b)	3,214	8,228
Veracyte, Inc. (b)	176	4,852
Veritone, Inc. (b)(c)	1,366	24,970
Verizon Communications, Inc.	16,340	832,360
Vertex, Inc. Class A (b)	1,788	27,428
Veru, Inc. (b)	3,330	16,084
See accompanying notes to financial statements.
202

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Verve Therapeutics, Inc. (b)	76	$ 1,734
Viad Corp. (b)	528	18,818
Viatris, Inc.	6,029	65,596
Victoria's Secret & Co. (b)	460	23,626
View, Inc. (b)	320	589
ViewRay, Inc. (b)	1,170	4,586
Viking Therapeutics, Inc. (b)(c)	823	2,469
Vimeo, Inc. (b)	992	11,785
Vinco Ventures, Inc. (b)(c)	5,614	17,965
Vir Biotechnology, Inc. (b)	242	6,224
Virgin Galactic Holdings, Inc. (b)	1,764	17,428
Visa, Inc. Class A	13,325	2,955,085
Vista Outdoor, Inc. (b)	1,212	43,256
Vital Farms, Inc. (b)	110	1,360
Vivint Smart Home, Inc. (b)	3,960	26,770
VMware, Inc. Class A	436	49,647
Vobile Group, Ltd. (b)(c)	17,110	10,443
Volta, Inc. (b)	2,070	6,314
Vontier Corp.	1,861	47,251
Vuzix Corp. (b)(c)	359	2,369
Walmart, Inc.	9,814	1,461,501
Walgreens Boots Alliance, Inc.	9,540	427,106
Walt Disney Co. (b)	15,629	2,143,674
Waste Management, Inc.	9,454	1,498,459
WaVe Life Sciences, Ltd. (b)	10	20
Wayfair, Inc. Class A (b)(c)	275	30,465
Wells Fargo & Co.	34,263	1,660,385
Western Digital Corp. (b)	5,946	295,219
Willdan Group, Inc. (b)	630	19,335
Williams Cos., Inc.	8,693	290,433
WM Technology, Inc. (b)	4,922	38,490
Wolfspeed, Inc. (b)	270	30,742
Workhorse Group, Inc. (b)(c)	998	4,990
XL Fleet Corp. (b)	12,160	24,198
Yext, Inc. (b)	1,440	9,922
Y-mAbs Therapeutics, Inc. (b)	1,890	22,453
Yum! Brands, Inc.	4,775	565,981
Zendesk, Inc. (b)	90	10,826
Zillow Group, Inc. Class A (b)	180	8,681
Zillow Group, Inc. Class C (b)(c)	795	39,186
Zoetis, Inc.	551	103,913
Zomedica Corp. (b)(c)	25,017	8,431
See accompanying notes to financial statements.
203

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Zoom Video Communications, Inc. Class A (b)	1,415	$ 165,880
ZoomInfo Technologies, Inc. (b)	1,260	75,272
Zscaler, Inc. (b)	623	150,317
Zynex, Inc. (c)	3,031	18,883
		296,615,064
ZAMBIA — 0.0% (a)
First Quantum Minerals, Ltd. (c)	3,902	135,206
TOTAL COMMON STOCKS (Cost $465,178,260)		497,191,287

RIGHTS — 0.0% (a)
UNITED STATES — 0.0% (a)
Progenic Pharmaceuticals, Inc. (CVR) (b) (Cost: $0)	5,004	214
WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Comfort Gloves Bhd (expiring 06/26/26) (b)	12,930	507
Frontken Corp. Bhd (expiring 05/03/26) (b)	19,500	1,693
TOTAL WARRANTS (Cost $0)		2,200
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (h)(i)	942,766	942,671
State Street Navigator Securities Lending Portfolio II (g)(j)	14,273,768	14,273,768
TOTAL SHORT-TERM INVESTMENTS (Cost $15,216,299)		15,216,439
TOTAL INVESTMENTS — 102.5% (Cost $480,394,559)		512,410,140
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(12,402,809)
NET ASSETS — 100.0%		$ 500,007,331
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See accompanying notes to financial statements.
204

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $654, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2022.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$496,815,737	$374,896	$654	$497,191,287
Rights	—	214	—	214
Warrants	2,200	—	—	2,200
Short-Term Investments	15,216,439	—	—	15,216,439
TOTAL INVESTMENTS	$512,034,376	$ 375,110	$654	$512,410,140
See accompanying notes to financial statements.
205

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Sector Breakdown as of March 31, 2022

% of Net Assets
Information Technology	21.3%
Financials	13.6
Health Care	11.9
Consumer Discretionary	11.8
Industrials	11.1
Communication Services	7.7
Consumer Staples	6.7
Materials	5.0
Energy	4.6
Real Estate	3.3
Utilities	2.4
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	5,305	$ 449,440	$ 91,841	$ 130,703	$34,151	$(28,731)	4,775	$ 415,998	$ 6,259
State Street Institutional Liquid Reserves Fund, Premier Class	990,099	990,297	19,344,296	19,391,715	(347)	140	942,766	942,671	290
State Street Navigator Securities Lending Portfolio II	9,339,802	9,339,802	33,845,653	28,911,687	—	—	14,273,768	14,273,768	68,324
Total		$10,779,539	$53,281,790	$48,434,105	$33,804	$(28,591)		$15,632,437	$74,873
See accompanying notes to financial statements.
206

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 1.3%
Glencore PLC (a)	188,530	$ 1,241,141
Rio Tinto PLC	18,823	1,507,073
		2,748,214
AUSTRIA — 0.6%
Addiko Bank AG	211	2,794
Agrana Beteiligungs AG	214	3,900
ams-OSRAM AG (a)	4,501	69,771
ANDRITZ AG	1,240	57,919
AT&S Austria Technologie & Systemtechnik AG	455	25,515
BAWAG Group AG (a)(b)	1,390	71,081
CA Immobilien Anlagen AG	848	26,466
DO & Co. AG (a)	119	10,116
Erste Group Bank AG	5,904	217,371
EVN AG	605	15,684
FACC AG (a)	315	2,804
Flughafen Wien AG (a)	155	4,527
IMMOFINANZ AG (a)	1,096	28,023
Lenzing AG (a)(c)	235	24,108
Mayr Melnhof Karton AG	156	28,015
Mondi PLC	8,012	157,338
Oberbank AG	227	24,095
Oesterreichische Post AG (c)	580	20,780
OMV AG	2,533	122,288
Palfinger AG	235	5,922
PIERER Mobility AG	129	11,607
Porr AG (a)	213	2,797
Raiffeisen Bank International AG (a)	2,451	35,316
Rosenbauer International AG	56	2,661
S IMMO AG	747	18,410
S&T AG (c)	902	17,031
Schoeller-Bleckmann Oilfield Equipment AG (a)	193	10,490
Semperit AG Holding	197	4,987
Strabag SE	240	9,680
Telekom Austria AG (a)	2,475	19,277
UBM Development AG	56	2,567
UNIQA Insurance Group AG	2,106	16,848
Verbund AG	1,166	123,897
Vienna Insurance Group AG Wiener Versicherung Gruppe	695	18,134
Voestalpine AG	1,962	58,985
See accompanying notes to financial statements.
207

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wienerberger AG	2,053	$ 62,589
Zumtobel Group AG	506	4,127
		1,337,920
BELGIUM — 1.7%
Ackermans & van Haaren NV	389	73,233
Aedifica SA REIT	642	81,433
Ageas SA/NV	3,135	159,897
AGFA-Gevaert NV (a)	2,693	10,892
Anheuser-Busch InBev SA/NV	15,641	944,285
Ascencio REIT	87	4,985
Atenor	60	3,912
Azelis Group NV (a)	1,493	36,546
Banque Nationale de Belgique	4	7,744
Barco NV	1,367	30,420
Befimmo SA REIT	365	19,250
Bekaert SA	643	25,384
Biocartis Group NV (a)(b)(c)	806	1,964
bpost SA (a)	1,772	11,859
Care Property Invest NV REIT (c)	427	11,806
Cie d'Entreprises CFE	124	17,605
Cie du Bois Sauvage SA	13	4,918
Cofinimmo SA REIT	534	78,428
Deceuninck NV	1,295	3,934
D'ieteren Group	407	69,331
Econocom Group SA	1,628	7,300
Elia Group SA	575	88,417
Etablissements Franz Colruyt NV	885	36,926
Euronav NV	2,826	30,368
EVS Broadcast Equipment SA	203	4,608
Fagron	1,029	18,914
Financiere de Tubize SA	391	41,025
Fluxys Belgium SA	109	3,626
Galapagos NV (a)	699	43,787
Gimv NV	337	20,473
Greenyard NV (a)	312	2,791
Groupe Bruxelles Lambert SA	1,644	172,164
Home Invest Belgium SA	27	3,605
Hyloris Pharmaceuticals SA (a)	184	3,480
Immobel SA	74	5,978
Intervest Offices & Warehouses NV REIT	414	12,598
Ion Beam Applications	404	7,839
KBC Ancora	675	30,117
See accompanying notes to financial statements.
208

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
KBC Group NV	4,420	$ 321,533
Kinepolis Group NV (a)	265	16,217
Lotus Bakeries NV	8	42,281
Melexis NV	339	31,684
Mithra Pharmaceuticals SA (a)(c)	428	5,934
Montea NV REIT	230	30,197
Nextensa SA	55	4,314
Nyxoah SA (a)	202	3,965
Ontex Group NV (a)	1,192	8,787
Orange Belgium SA	227	4,849
Proximus SADP	2,844	53,320
Recticel SA	729	17,520
Resilux	15	3,922
Retail Estates NV REIT	190	15,623
Shurgard Self Storage SA	455	28,502
Sipef NV	109	8,004
Sofina SA	277	101,769
Solvay SA	1,302	129,598
Telenet Group Holding NV	789	25,652
Tessenderlo Group SA (a)	373	13,613
TINC Comm	409	6,162
UCB SA	2,202	265,708
Umicore SA	3,598	157,570
Unifiedpost Group SA (a)	455	3,245
Van de Velde NV	99	4,263
VGP NV	190	49,257
Warehouses De Pauw CVA REIT	2,489	108,283
X-Fab Silicon Foundries SE (a)(b)	871	6,784
Xior Student Housing NV REIT	363	20,437
		3,620,835
BERMUDA — 0.0% (d)
Conduit Holdings, Ltd.	2,898	14,309
VEON, Ltd. (a)	19,444	14,711
		29,020
BRAZIL — 0.1%
Yara International ASA	2,829	143,003
CANADA — 0.0% (d)
International Petroleum Corp. (a)	1,902	18,276
CAYMAN ISLANDS — 0.0% (d)
Cazoo Group, Ltd. (a)(e)	92	254
See accompanying notes to financial statements.
209

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CHILE — 0.1%
Antofagasta PLC	6,864	$ 151,197
CHINA — 0.4%
Prosus NV (a)	15,310	827,460
TI Fluid Systems PLC (b)	5,037	12,680
		840,140
COLOMBIA — 0.0% (d)
Millicom International Cellular SA SDR (a)(c)	1,797	46,085
DENMARK — 3.9%
ALK-Abello A/S	2,395	53,536
Alm Brand A/S	15,557	26,900
Ambu A/S Class B	2,997	44,829
AP Moller - Maersk A/S Class A	54	161,143
AP Moller - Maersk A/S Class B	95	289,461
Asetek A/S (a)	269	1,037
Atlantic Sapphire ASA (a)(c)	1,118	4,533
Bang & Olufsen A/S (a)	1,611	4,663
Bavarian Nordic A/S (a)	1,133	29,040
Better Collective A/S (a)	478	8,689
Carlsberg A/S Class B	1,758	218,259
cBrain A/S	153	4,817
Cementir Holding NV	828	6,320
Chemometec A/S	281	34,698
Chr. Hansen Holding A/S	1,794	133,288
Coloplast A/S Class B	2,109	323,195
D/S Norden A/S	485	17,150
Danske Bank A/S	11,815	198,998
Demant A/S (a)	1,787	81,794
Dfds A/S	620	26,746
Drilling Co. of 1972 A/S (a)	372	20,544
DSV A/S	3,470	675,019
FLSmidth & Co. A/S	852	22,621
Genmab A/S (a)	1,163	428,817
GN Store Nord A/S	2,239	111,425
H Lundbeck A/S	1,118	26,030
H&H International A/S Class B (a)	302	8,330
ISS A/S (a)	2,500	45,192
Jeudan A/S	160	6,582
Jyske Bank A/S (a)	870	48,020
Matas A/S	651	9,377
Napatech A/S (a)	574	545
See accompanying notes to financial statements.
210

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Netcompany Group A/S (a)(b)	796	$ 53,175
Nilfisk Holding A/S (a)	194	5,891
NKT A/S (a)	743	33,964
Novo Nordisk A/S Class B	29,157	3,266,198
Novozymes A/S Class B	3,656	253,200
NTG Nordic Transport Group A/S Class A (a)	241	14,780
Orsted A/S (b)	3,325	422,355
Pandora A/S	1,652	160,027
Per Aarsleff Holding A/S	343	13,391
Ringkjoebing Landbobank A/S	511	65,658
ROCKWOOL International A/S Class A	102	33,871
ROCKWOOL International A/S Class B	153	51,081
Royal Unibrew A/S	743	70,284
Scandinavian Tobacco Group A/S Class A (b)	959	20,628
Schouw & Co. A/S	231	20,110
SimCorp A/S	721	53,600
Solar A/S Class B	92	10,239
SP Group A/S	154	8,155
Spar Nord Bank A/S	1,551	20,625
Sparekassen Sjaelland-Fyn A/S	314	9,675
Sydbank A/S	1,025	35,386
Topdanmark A/S	865	48,701
Trifork Holding AG (a)(c)	241	7,751
Tryg A/S	6,273	154,119
UIE PLC	24	7,180
Vestas Wind Systems A/S	17,791	531,573
Zealand Pharma A/S (a)	674	10,505
		8,453,720
EGYPT — 0.0% (d)
Centamin PLC	20,884	25,143
Energean PLC (a)	2,464	38,639
		63,782
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F	890	60,358
FINLAND — 2.1%
Aktia Bank Oyj	1,146	13,899
Alandsbanken Abp Class B	127	5,214
Alma Media Oyj	606	6,547
Anora Group Oyj	793	7,764
Asiakastieto Group Oyj (a)(b)	381	11,403
Aspo Oyj	470	3,702
See accompanying notes to financial statements.
211

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Atria Oyj	167	$ 1,940
BasWare Oyj (a)(c)	235	5,609
Bittium Oyj (c)	643	4,107
CapMan Oyj Class B	2,774	7,654
Cargotec Oyj Class B	717	27,555
Caverion Oyj	1,623	9,417
Citycon Oyj (a)(c)	1,656	12,640
Elisa Oyj	2,617	159,043
eQ Oyj (a)	327	9,278
Evli Bank PLC	103	2,338
Finnair Oyj (a)(c)	11,230	6,244
Fiskars Oyj Abp	901	21,554
Fortum Oyj	7,618	140,111
Gofore Oyj	141	3,467
Harvia Oyj	302	12,214
HKScan Oyj Class A	997	1,622
Huhtamaki Oyj	1,733	60,893
Incap Oyj (a)	62	4,905
Kamux Corp.	481	6,010
Kemira Oyj	1,900	25,094
Kesko Oyj Class A	1,600	41,658
Kesko Oyj Class B	4,758	132,403
Kojamo Oyj (c)	3,673	89,010
Kone Oyj Class B	7,130	377,541
Konecranes Oyj (c)	1,180	36,723
Lassila & Tikanoja Oyj	658	7,922
Marimekko Oyj	145	12,294
Metsa Board Oyj Class B (c)	3,139	32,062
Metso Outotec Oyj	12,496	106,836
Musti Group Oyj (a)	595	15,862
Neles Oyj	1,517	15,596
Neste Oyj	7,594	350,484
Nokia Oyj (a)	94,549	524,474
Nokian Renkaat Oyj	2,241	36,841
Nordea Bank Abp (c)(e)	53,650	560,137
Nordea Bank Abp (e)	10,323	107,738
Olvi Oyj Class A	291	11,543
Oma SAA stopankki Oyj	156	3,133
Optomed Oy (a)	211	1,423
Oriola Oyj Class B	2,028	4,251
Orion Oyj Class A	516	23,510
Orion Oyj Class B (c)	1,890	86,535
See accompanying notes to financial statements.
212

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Orthex Oyj (a)	166	$ 1,428
Outokumpu Oyj (a)(c)	6,642	35,902
Pihlajalinna Oyj	319	4,351
Ponsse Oyj	193	7,033
Puuilo Oyj (a)(c)	808	6,041
QT Group Oyj (a)	337	47,320
Raisio Oyj Class V	2,268	6,738
Rapala VMC Oyj	381	2,933
Revenio Group Oyj	419	22,294
Rovio Entertainment Oyj (b)	877	7,411
Sampo Oyj Class A	8,990	443,921
Sanoma Oyj	1,478	21,082
Scanfil Oyj	407	3,442
Sitowise Group PLC (a)	525	3,768
Stockmann Oyj Abp Class B (a)	1,713	3,549
Stora Enso Oyj Class A	482	9,466
Stora Enso Oyj Class R	10,664	211,380
Suominen Oyj (c)	538	2,122
Taaleri Oyj	302	4,738
Talenom Oyj	492	5,381
Tecnotree Oyj (a)(c)	2,815	3,564
Terveystalo Oyj (b)	1,739	21,748
TietoEVRY Oyj	1,520	40,826
Tokmanni Group Corp.	877	14,686
UPM-Kymmene Oyj (c)	9,448	311,795
Uponor Oyj	998	20,376
Vaisala Oyj Class A	487	23,381
Valmet Oyj	2,342	73,510
Verkkokauppa.com Oyj (c)	432	2,305
Viking Line Abp (a)	177	2,383
Wartsila OYJ Abp	8,651	79,950
WithSecure Oyj (a)	1,788	9,082
YIT Oyj (c)	3,105	11,850
		4,613,956
FRANCE — 14.5%
AB Science SA (a)	373	4,221
Accor SA (a)	3,207	104,301
Adevinta ASA (a)	3,783	34,983
Aeroports de Paris (a)	485	73,390
Air France-KLM (a)	5,334	24,297
Air Liquide SA	8,359	1,478,058
Airbus SE (a)	10,212	1,253,953
See accompanying notes to financial statements.
213

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Akka Technologies (a)	204	$ 11,118
Albioma SA	455	22,326
ALD SA (b)	1,476	19,773
Alstom SA	5,350	126,614
Altarea SCA REIT	65	11,167
Alten SA	523	80,013
Amundi SA (b)	1,087	75,228
Antin Infrastructure Partners SA (a)	444	14,326
ARGAN SA	175	22,509
Arkema SA	1,107	133,948
Atos SE	1,954	53,853
Aubay	167	11,149
AXA SA	36,132	1,067,974
Believe SA (a)	363	5,832
Beneteau SA (a)	629	9,952
BioMerieux	863	92,891
BNP Paribas SA	19,931	1,151,612
Bollore SE	15,881	84,003
Bonduelle SCA	238	4,369
Bouygues SA	5,091	179,168
Bureau Veritas SA	5,082	146,677
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	275	6,634
Caisse Regionale de Credit Agricole Mutuel Nord de France	278	6,118
Capgemini SE	3,028	682,244
Carmila SA REIT	1,129	17,989
Carrefour SA	10,739	234,733
Casino Guichard Perrachon SA (a)	840	15,608
CGG SA (a)	12,821	14,779
Chargeurs SA	293	6,638
Christian Dior SE	84	57,807
Cie de Saint-Gobain	9,176	554,079
Cie des Alpes (a)	433	6,465
Cie Generale des Etablissements Michelin SCA	2,981	407,802
Cie Plastic Omnium SA	1,115	20,470
CNP Assurances	2,555	61,974
Coface SA (a)	1,569	19,081
Covivio REIT	833	66,862
Credit Agricole SA	23,963	290,247
Danone SA	11,441	636,874
Dassault Aviation SA	409	65,394
Dassault Systemes SE	12,575	625,633
Derichebourg SA	1,594	16,849
See accompanying notes to financial statements.
214

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Edenred	4,379	$ 218,864
Eiffage SA	1,702	176,571
Electricite de France SA	8,976	85,230
Elior Group SA (a)(b)	1,823	6,166
Elis SA (a)	3,205	47,785
Engie SA	32,714	434,389
Eramet SA (a)	167	27,798
EssilorLuxottica SA	5,296	979,939
Eurazeo SE	919	78,121
Europcar Mobility Group (a)(b)	59,514	32,778
Eutelsat Communications SA	2,780	30,449
Faurecia SE (e)	1,982	52,155
Faurecia SE (e)	339	8,905
Financiere de L'Odet SA	11	13,585
Fnac Darty SA	321	16,629
Gaztransport Et Technigaz SA	464	52,401
Gecina SA REIT	834	106,065
Getlink SE	7,725	140,489
Hermes International	618	888,059
ICADE REIT	549	35,643
ID Logistics Group (a)	42	15,047
Imerys SA	603	26,166
Interparfums SA	284	17,253
Ipsen SA	629	79,294
IPSOS	717	36,059
JCDecaux SA (a)	1,131	26,955
Kaufman & Broad SA	242	8,091
Kering SA	1,274	816,064
Klepierre SA REIT (a)	3,622	97,446
Korian SA	1,303	30,358
La Francaise des Jeux SAEM (b)	1,990	79,622
Lagardere SA (a)	567	15,986
Lectra	549	26,327
Legrand SA	4,708	452,489
LISI	314	7,564
L'Oreal SA	4,246	1,718,941
LVMH Moet Hennessy Louis Vuitton SE	4,620	3,338,205
Maisons du Monde SA (b)	702	13,575
Manitou BF SA	190	5,327
McPhy Energy SA (a)	382	8,076
Mercialys SA REIT	1,213	12,140
Mersen SA	294	10,991
See accompanying notes to financial statements.
215

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Metropole Television SA	1,012	$ 20,133
Neoen SA (a)(b)	907	38,974
Neurones	149	6,018
Nexans SA	506	47,883
Nexity SA	746	26,478
Orange SA	36,140	430,421
Orpea SA	927	40,618
OVH Groupe SAS (a)	409	10,617
Pernod Ricard SA	3,611	800,744
PEUGEOT INVEST	86	10,851
Pharmagest Interactive	87	8,383
Publicis Groupe SA	4,167	256,208
Quadient SA	502	9,518
Remy Cointreau SA	402	83,642
Renault SA (a)	3,684	97,864
Rexel SA	4,365	94,366
Robertet SA	16	15,684
Rothschild & Co.	612	24,412
Rubis SCA	1,714	50,862
Safran SA	6,665	795,420
Sanofi	20,090	2,067,889
Sartorius Stedim Biotech	426	176,561
SCOR SE	2,972	96,525
SEB SA	554	78,037
Societe BIC SA	437	22,230
Societe Generale SA	14,650	398,706
Sodexo SA	1,499	123,088
SOITEC (a)	447	85,097
Solutions 30 SE (a)	1,321	10,891
Somfy SA	137	22,286
Sopra Steria Group SACA	278	52,244
SPIE SA	2,468	58,985
Stef SA	95	10,570
Technicolor SA (a)	3,981	15,060
Technip Energies NV (a)	2,398	29,483
Teleperformance	1,039	400,338
Television Francaise 1	2,147	21,046
Thales SA	1,878	238,105
Thermador Groupe	148	15,562
Tikehau Capital SCA	1,019	27,551
TotalEnergies SE	45,735	2,342,331
Trigano SA	147	21,590
See accompanying notes to financial statements.
216

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ubisoft Entertainment SA (a)	1,835	$ 81,566
Unibail-Rodamco-Westfield REIT (a)(e)	1,931	146,486
Valeo	3,841	71,606
Vallourec SA (a)	2,503	32,473
Valneva SE (a)	1,314	22,866
Veolia Environnement SA	11,386	368,531
Verallia SASU (b)	1,390	33,313
Vetoquinol SA	63	9,337
Vicat SA	321	10,983
Vilmorin & Cie SA	93	4,574
Vinci SA	10,389	1,074,902
Virbac SA	74	29,888
Vivendi SE	12,486	164,488
Voltalia SA (a)	464	9,510
Wavestone	155	7,933
Wendel SE	479	49,352
Worldline SA (a)(b)	4,095	179,906
		31,866,967
GABON — 0.0% (d)
BW Energy, Ltd. (a)	816	2,520
GEORGIA — 0.0% (d)
Bank of Georgia Group PLC	665	10,402
TBC Bank Group PLC	752	10,891
		21,293
GERMANY — 11.8%
1&1 AG	791	17,866
Aareal Bank AG	994	31,520
About You Holding SE (a)	640	8,866
Adesso SE	49	10,119
adidas AG	3,116	734,661
ADLER Group SA (b)	1,563	20,921
ADVA Optical Networking SE (a)	743	11,326
AIXTRON SE	2,043	45,452
Allianz SE	7,165	1,726,367
Amadeus Fire AG	93	14,963
Aroundtown SA	16,150	93,333
Atoss Software AG	63	12,575
Aurubis AG	537	64,798
Auto1 Group SE (a)(b)	1,871	21,515
BASF SE	16,104	927,442
Basler AG	63	7,010
See accompanying notes to financial statements.
217

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Bayer AG	17,228	$ 1,190,379
Bayerische Motoren Werke AG	5,639	493,155
Bayerische Motoren Werke AG Preference Shares	1,012	79,158
BayWa AG	224	10,555
Bechtle AG	1,449	82,546
Beiersdorf AG	1,704	180,495
Bike24 Holding AG (a)	447	4,884
Bilfinger SE	404	15,535
Biotest AG Preference Shares	179	7,170
Borussia Dortmund GmbH & Co. KGaA (a)	1,294	5,834
Brenntag SE	2,688	219,346
CANCOM SE	694	43,628
Carl Zeiss Meditec AG	648	105,951
CECONOMY AG	3,041	11,585
Cewe Stiftung & Co. KGaA	92	9,366
Commerzbank AG (a)	17,564	135,372
CompuGroup Medical SE & Co. KgaA	470	28,971
Continental AG (a)	1,878	136,657
Covestro AG (b)	3,364	171,577
CTS Eventim AG & Co. KGaA (a)	1,022	70,525
Daimler Truck Holding AG (a)	8,316	233,448
Dermapharm Holding SE	343	22,021
Deutsche Bank AG (a)	36,376	465,853
Deutsche Beteiligungs AG	211	6,738
Deutsche Boerse AG	3,346	606,837
Deutsche EuroShop AG	901	16,762
Deutsche Lufthansa AG (a)	10,651	87,198
Deutsche Pfandbriefbank AG (b)	2,434	29,939
Deutsche Post AG	17,315	839,014
Deutsche Telekom AG	60,810	1,145,624
Deutsche Wohnen SE	920	31,119
Deutz AG (a)	2,187	11,432
DIC Asset AG	620	9,996
DMG Mori AG	161	7,488
Draegerwerk AG & Co. KGaA Preference Shares	143	7,979
Duerr AG	889	26,529
DWS Group GmbH & Co. KGaA (b)	561	20,761
E.ON SE	37,165	435,929
Eckert & Ziegler Strahlen- und Medizintechnik AG	255	16,513
Elmos Semiconductor SE	139	8,120
ElringKlinger AG (a)	501	4,813
EnBW Energie Baden-Wuerttemberg AG	328	31,824
See accompanying notes to financial statements.
218

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Encavis AG	2,189	$ 46,301
Energiekontor AG	98	9,519
Evonik Industries AG	3,572	100,075
Evotec SE (a)	2,624	79,997
Fielmann AG	432	23,745
Flatex DEGIRO AG (a)	1,224	25,031
Fraport AG Frankfurt Airport Services Worldwide (a)	671	37,703
Freenet AG	2,093	56,589
Fresenius Medical Care AG & Co. KGaA	3,464	234,182
Fresenius SE & Co. KGaA	7,183	266,499
FUCHS PETROLUB SE Preference Shares	1,258	45,883
FUCHS PETROLUB SE	580	16,624
GEA Group AG	2,611	108,390
Gerresheimer AG	511	37,696
GFT Technologies SE	278	12,837
Grand City Properties SA	1,512	30,484
GRENKE AG	506	14,244
Hamborner REIT AG	1,300	13,854
Hamburger Hafen und Logistik AG	384	6,900
Hannover Rueck SE	1,048	179,981
Hapag-Lloyd AG (b)	124	43,681
HeidelbergCement AG	2,574	147,952
Heidelberger Druckmaschinen AG (a)	4,278	11,376
Hella GmbH & Co. KGaA	412	26,698
HelloFresh SE (a)	3,028	137,999
Henkel AG & Co. KGaA Preference Shares	3,103	209,501
Henkel AG & Co. KGaA	1,769	117,998
Hensoldt AG	556	16,394
HOCHTIEF AG	404	27,510
Hornbach Holding AG & Co. KGaA	141	17,900
HUGO BOSS AG	921	53,943
Hypoport SE (a)	77	29,506
Indus Holding AG	331	9,925
Infineon Technologies AG	22,944	791,005
Instone Real Estate Group SE (b)	858	16,172
Jenoptik AG	922	28,191
JOST Werke AG (b)	226	9,178
Jungheinrich AG Preference Shares	865	25,351
K+S AG (a)	3,451	105,401
KION Group AG	1,247	83,248
Kloeckner & Co. SE (a)	1,346	18,361
Knorr-Bremse AG	1,168	90,502
See accompanying notes to financial statements.
219

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Koenig & Bauer AG (a)	233	$ 5,457
Krones AG	233	19,560
KWS SAA t SE & Co. KGaA	180	13,158
LANXESS AG	1,439	63,868
LEG Immobilien SE	1,279	146,933
Leoni AG (a)	460	4,714
LPKF Laser & Electronics AG	407	5,973
Medios AG (a)	181	6,001
Mercedes-Benz Group AG	14,720	1,045,094
Merck KGaA	2,279	481,408
METRO AG (a)	2,122	19,044
Mister Spex SE (a)	362	3,504
MLP SE	833	6,720
Montana Aerospace AG (a)(b)	330	5,838
MorphoSys AG (a)	580	15,979
MTU Aero Engines AG	931	218,259
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,463	665,931
Nagarro SE (a)	144	23,072
Nemetschek SE	966	94,369
New Work SE	50	10,314
Nexus AG	249	15,016
Nordex SE (a)	1,930	34,058
Norma Group SE	580	16,817
PATRIZIA AG	805	15,280
Pfeiffer Vacuum Technology AG	67	12,941
Porsche Automobil Holding SE Preference Shares	2,668	260,936
ProSiebenSat.1 Media SE	3,152	40,647
Puma SE	1,774	152,854
PVA TePla AG (a)	314	9,276
Rational AG	93	64,880
Rheinmetall AG	760	162,443
RWE AG	11,903	523,530
SAF-Holland SE (a)	759	6,439
Salzgitter AG (a)	557	26,203
SAP SE	19,158	2,155,490
Sartorius AG Preference Shares (e)	436	194,871
Sartorius AG (e)	25	9,597
Schaeffler AG Preference Shares	3,003	18,778
Scout24 SE (b)	1,367	79,092
Secunet Security Networks AG	24	11,336
SFC Energy AG (a)	241	7,280
SGL Carbon SE (a)	941	5,937
See accompanying notes to financial statements.
220

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Siemens AG	13,158	$ 1,839,694
Siemens Energy AG (a)	8,211	189,297
Siemens Healthineers AG (b)	4,922	307,996
Siltronic AG	307	31,856
Sixt SE (a)	229	31,187
Sixt SE Preference Shares	300	22,698
SMA Solar Technology AG	340	14,383
Software AG	887	30,812
Softwareone Holding AG (a)	1,848	26,226
Stabilus SA	447	22,391
STO SE & Co. KGaA Preference Shares	44	10,134
STRATEC SE	114	12,836
Stroeer SE & Co. KGaA	597	41,582
Suedzucker AG	1,214	15,804
SUSE SA (a)	657	21,360
Symrise AG	2,315	280,374
Synlab AG (a)	907	16,106
TAG Immobilien AG	2,643	60,432
Takkt AG	537	9,799
Talanx AG (a)	959	42,703
TeamViewer AG (a)(b)	2,878	43,118
Telefonica Deutschland Holding AG	16,537	45,429
Thyssenkrupp AG (a)	7,058	61,176
TRATON SE	903	16,950
TUI AG (a)(e)	1,129	3,599
TUI AG (a)(e)	15,960	50,853
Uniper SE	1,515	39,445
United Internet AG	1,670	57,936
Vantage Towers AG	1,687	60,234
Varta AG (c)	322	32,209
VERBIO Vereinigte BioEnergie AG	360	28,079
Vitesco Technologies Group AG Class A (a)	365	14,620
Volkswagen AG	501	126,092
Volkswagen AG Preference Shares	3,217	561,965
Vonovia SE	12,278	578,002
Vossloh AG	140	5,880
Wacker Chemie AG	315	54,238
Wacker Neuson SE	543	12,277
Washtec AG	205	10,937
Westwing Group SE (a)	247	3,078
Wuestenrot & Wuerttembergische AG	364	7,395
See accompanying notes to financial statements.
221

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Zalando SE (a)(b)	4,117	$ 210,711
		25,912,476
GHANA — 0.0% (d)
Tullow Oil PLC (a)	20,816	14,729
GREECE — 0.0% (d)
Okeanis Eco Tankers Corp. (a)(b)	201	1,977
HONG KONG — 0.0% (d)
Cadeler A/S (a)	1,003	3,877
IRAQ — 0.0% (d)
RAK Petroleum PLC (a)	2,744	4,001
IRELAND — 1.0%
AIB Group PLC	14,155	31,546
Bank of Ireland Group PLC (a)	16,386	105,891
C&C Group PLC (a)	7,052	18,199
Cairn Homes PLC (a)	12,266	16,951
COSMO Pharmaceuticals NV (a)(c)	203	13,456
CRH PLC	13,546	547,866
Dalata Hotel Group PLC (a)	3,393	14,950
Flutter Entertainment PLC (a)	3,103	362,518
Glanbia PLC	3,520	41,084
Glenveagh Properties PLC (a)(b)	13,198	17,269
Greencore Group PLC (a)	9,899	16,748
Hibernia REIT PLC	12,825	23,060
Kerry Group PLC Class A	2,724	306,420
Kingspan Group PLC	2,772	274,623
Ryanair Holdings PLC ADR (a)	1,677	146,100
Smurfit Kappa Group PLC	4,552	204,871
		2,141,552
ITALY — 3.4%
A2A SpA	28,297	48,943
ACEA SpA	791	14,671
AMCO - Asset Management Co. SpA (a)(c)(f)	88	—
Amplifon SpA	2,320	104,648
Anima Holding SpA (b)	4,499	20,434
Antares Vision SpA (a)	284	2,680
Aquafil SpA (a)	317	2,321
Ariston Holding NV (a)	1,559	16,409
Arnoldo Mondadori Editore SpA (a)	1,166	2,595
Ascopiave SpA	1,190	4,561
Assicurazioni Generali SpA (c)	20,069	463,789
See accompanying notes to financial statements.
222

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Atlantia SpA (a)	8,827	$ 185,624
Autogrill SpA (a)	3,295	22,488
Avio SpA	304	3,599
Azimut Holding SpA	1,961	46,104
Banca Generali SpA	1,062	39,845
Banca IFIS SpA	485	10,075
Banca Mediolanum SpA	3,956	34,139
Banca Monte dei Paschi di Siena SpA (a)	6,294	6,551
Banca Popolare di Sondrio SPA (c)	7,087	29,318
Banco BPM SpA	26,294	78,699
BasicNet SpA	455	2,951
Be Shaping the Future SpA	1,105	4,027
BF SpA	1,027	4,022
BFF Bank SpA (b)	2,992	22,421
Biesse SpA (a)(c)	220	4,029
BPER Banca	17,308	30,610
Brembo SpA	2,809	31,629
Brunello Cucinelli SpA (a)	603	35,626
Buzzi Unicem SpA	1,645	30,850
Carel Industries SpA (b)	729	18,859
Cembre SpA	84	2,598
CIR SpA-Compagnie Industriali (a)	16,183	7,319
Coca-Cola HBC AG (a)	3,900	82,133
COIMA RES SpA (b)	316	2,778
Credito Emiliano SpA	1,346	8,956
Danieli & C Officine Meccaniche SpA (e)	660	10,589
Danieli & C Officine Meccaniche SpA (e)	221	4,879
Datalogic SpA	409	4,517
Davide Campari-Milano NV	9,312	109,360
De' Longhi SpA	1,160	31,931
DiaSorin SpA	463	73,101
Digital Bros SpA (c)	63	1,811
doValue SpA (b)	1,084	9,263
El.En. SpA	708	11,391
Enav SpA (a)(b)	4,570	21,356
Enel SpA	136,485	921,487
Eni SpA	44,162	653,225
ERG SpA	1,013	33,994
Esprinet SpA	540	5,780
Eurotech SpA (a)(c)	426	1,818
Falck Renewables SpA	2,109	20,697
Ferrari NV	2,071	457,864
See accompanying notes to financial statements.
223

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Fila SpA	469	$ 4,916
Fincantieri SpA (a)(c)	8,815	6,115
Fine Foods & Pharmaceuticals NTM	187	2,445
FinecoBank Banca Fineco SpA	10,615	163,284
Garofalo Health Care SpA (a)	510	2,724
Gruppo MutuiOnline SpA	448	16,150
GVS SpA (b)	1,115	10,223
Hera SpA	14,081	52,422
Illimity Bank SpA (a)	1,076	14,211
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	837	4,070
Infrastrutture Wireless Italiane SpA (b)	6,236	70,530
Intercos SpA (a)	523	7,297
Interpump Group SpA	1,462	74,340
Intesa Sanpaolo SpA	320,555	743,113
Iren SpA	10,752	28,760
Italgas SpA	8,845	57,316
Italmobiliare SpA	283	9,100
Iveco Group NV (a)(c)	3,471	22,979
Juventus Football Club SpA (a)(c)	9,072	3,319
La Doria SpA	158	2,894
Leonardo SpA (a)	7,295	73,213
LU-VE SpA	129	2,799
Maire Tecnimont SpA (c)	2,903	10,123
MARR SpA	597	9,970
Mediobanca Banca di Credito Finanziario SpA	10,874	111,552
MFE-MediaForEurope NV Class A (a)(c)	15,404	10,892
MFE-MediaForEurope NV Class B	6,866	8,021
Moncler SpA	3,814	215,323
Nexi SpA (a)(b)	10,935	127,752
OVS SpA (a)(b)	3,649	7,998
Pharmanutra SpA	55	3,855
Philogen SpA (a)(b)	175	2,570
Piaggio & C SpA	3,230	9,222
Pirelli & C SpA (b)	7,155	39,256
Poste Italiane SpA (b)	8,245	94,674
Prysmian SpA	4,668	160,802
RAI Way SpA (b)	1,716	10,826
Recordati Industria Chimica e Farmaceutica SpA	1,783	90,543
Reply SpA	402	67,093
Sabaf SpA	129	3,215
SAES Getters SpA	90	2,228
Safilo Group SpA (a)	4,154	6,998
See accompanying notes to financial statements.
224

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Saipem SpA (a)(c)	10,403	$ 13,265
Salcef SpA	318	7,112
Salvatore Ferragamo SpA (a)(c)	887	16,955
Sanlorenzo SpA/Ameglia	226	9,241
Saras SpA (a)	10,306	8,002
Seco SpA (a)(c)	598	3,849
Seri Industrial SpA (a)	273	2,454
Sesa SpA	129	21,386
Snam SpA	35,811	208,470
Societa Cattolica Di Assicurazione SPA (a)	538	3,622
SOL SpA	657	12,062
Tamburi Investment Partners SpA	2,230	22,306
Technogym SpA (b)	2,416	19,328
Telecom Italia SpA (a)(e)	181,707	67,426
Telecom Italia SpA (e)	108,889	37,316
Terna - Rete Elettrica Nazionale (c)	24,546	212,644
Tinexta SpA	355	10,475
Tod's SpA (a)	146	6,634
UniCredit SpA	39,156	429,352
Unieuro SpA (b)	316	6,206
Unipol Gruppo SpA	7,395	40,976
UnipolSai Assicurazioni SpA (c)	7,123	21,288
Webuild SpA (c)	8,390	15,039
Wiit SpA	189	6,300
Zignago Vetro SpA	432	5,710
		7,371,915
JERSEY — 0.0% (d)
JTC PLC (b)	2,535	28,137
Sanne Group PLC (a)	2,933	35,296
		63,433
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	3,015	81,815
KENYA — 0.0% (d)
Vivo Energy PLC (b)	7,848	14,115
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	198	11,963
LUXEMBOURG — 0.4%
APERAM SA	833	37,268
ArcelorMittal SA	10,568	344,524
Brederode SA (a)	222	32,803
See accompanying notes to financial statements.
225

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Eurofins Scientific SE	2,273	$ 227,387
Global Fashion Group SA (a)	1,453	2,743
Majorel Group Luxembourg SA (a)	382	12,615
Reinet Investments SCA (c)	2,184	48,601
RTL Group SA	648	36,338
SES SA	6,927	63,693
		805,972
MALTA — 0.0% (d)
Catena Media PLC (a)(c)	1,936	9,855
Kindred Group PLC SDR	4,155	46,011
		55,866
MEXICO — 0.0% (d)
Fresnillo PLC	3,334	32,220
NETHERLANDS — 7.6%
Aalberts NV	1,689	88,664
ABN AMRO Bank NV (b)	8,318	107,747
Accell Group NV (a)	463	29,570
Adyen NV (a)(b)	501	1,008,405
Aegon NV	31,438	167,972
Akzo Nobel NV	3,170	275,890
Alfen Beheer B.V. (a)(b)	380	39,025
AMG Advanced Metallurgical Group NV	588	25,607
Arcadis NV	1,343	61,116
Argenx SE (a)	901	283,206
ASM International NV	827	305,586
ASML Holding NV	7,121	4,833,141
ASR Nederland NV	2,397	112,628
Basic-Fit NV (a)(b)	886	39,886
BE Semiconductor Industries NV	1,250	108,289
Boskalis Westminster	1,333	48,232
Corbion NV	877	30,347
CTP NV (b)	1,203	20,345
Euronext NV (b)	1,406	129,375
EXOR NV	1,974	152,648
Flow Traders (b)	575	19,590
Fugro NV (a)	1,762	21,385
Heineken Holding NV	1,759	139,153
Heineken NV	4,197	404,311
Hunter Douglas NV (a)	78	14,979
IMCD NV	990	171,012
ING Groep NV	68,591	725,859
See accompanying notes to financial statements.
226

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Intertrust NV (a)(b)	1,634	$ 35,707
JDE Peet's NV	1,951	56,288
Koninklijke Ahold Delhaize NV	18,387	595,643
Koninklijke BAM Groep NV (a)	4,726	14,397
Koninklijke DSM NV	3,074	555,797
Koninklijke KPN NV	58,521	204,651
Koninklijke Philips NV	15,449	476,660
Koninklijke Vopak NV	1,137	37,156
Meltwater NV (a)	2,345	4,425
NN Group NV	5,630	287,277
NSI NV REIT	327	14,463
OCI NV (a)	1,460	52,113
Onward Medical B.V. (a)	255	2,156
PostNL NV	7,033	27,075
Randstad NV (c)	2,167	131,743
SBM Offshore NV (c)	2,383	38,221
Shell PLC (e)	58,850	1,633,769
Shell PLC (e)	74,622	2,071,968
Shop Apotheke Europe NV (a)(b)	231	21,243
Signify NV (b)	2,278	107,544
TKH Group NV	730	41,099
Universal Music Group NV	18,941	509,903
Van Lanschot Kempen NV ADR	575	15,451
Wolters Kluwer NV	4,626	497,109
		16,795,826
NIGERIA — 0.0% (d)
Airtel Africa PLC (b)	13,976	25,670
NORWAY — 1.6%
2020 Bulkers, Ltd. (a)	167	2,311
ABG Sundal Collier Holding ASA	7,801	7,601
AF Gruppen ASA	996	22,781
Akastor ASA (a)	2,531	2,368
Aker ASA Class A	407	37,702
Aker BioMarine ASA (a)	294	1,676
Aker BP ASA (c)	2,240	84,692
Aker Carbon Capture ASA (a)	5,176	13,550
Aker Horizons Holding A/S (a)	1,903	4,929
Aker Solutions ASA (a)	4,186	14,596
AKVA Group ASA (a)	165	1,536
American Shipping Co. ASA (a)	888	3,295
ArcticZymes Technologies ASA (a)	935	8,239
See accompanying notes to financial statements.
227

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Arendals Fossekompani A/S	231	$ 10,831
Atea ASA (a)	1,486	22,467
Austevoll Seafood ASA	1,631	25,498
AutoStore Holdings, Ltd. (a)(c)	15,692	57,840
Axactor SE (a)	2,932	2,238
B2Holding ASA	5,223	5,561
Belships ASA	1,185	2,670
Bergenbio ASA (a)	1,040	2,422
BEWi ASA	786	6,238
Bonheur ASA	383	15,681
Borregaard ASA	1,714	34,186
Bouvet ASA	1,626	13,017
BW Offshore, Ltd.	1,676	5,597
Carasent ASA (a)	885	2,505
Cloudberry Clean Energy ASA (a)	2,861	6,007
Crayon Group Holding ASA (a)(b)	1,015	19,316
DNB Bank ASA	15,757	360,587
DNO ASA	9,013	13,364
Elkem ASA (b)	5,487	23,745
Elopak ASA (a)	1,566	2,674
Entra ASA (b)	1,079	21,805
Equinor ASA	18,906	716,110
Europris ASA (b)	3,013	19,469
Fjordkraft Holding ASA (b)	2,026	7,808
Froey ASA (a)	374	2,077
Frontline, Ltd. (a)	2,191	19,334
Gjensidige Forsikring ASA	3,277	81,963
Grieg Seafood ASA (a)	895	12,293
Hexagon Composites ASA (a)	1,992	7,258
Hofseth BioCare ASA (a)	3,258	1,826
IDEX Biometrics ASA (a)	16,595	3,597
Kahoot! ASA (a)(c)	5,756	18,195
Kid ASA (b)	711	8,375
Kitron ASA (c)	3,014	6,946
Komplett ASA (a)	436	2,443
Komplett Bank ASA	2,456	2,107
Kongsberg Gruppen ASA	1,629	65,391
Leroy Seafood Group ASA	5,089	47,212
LINK Mobility Group Holding ASA (a)	3,505	6,924
Magnora ASA (a)	758	1,722
Magseis Fairfield ASA (a)	3,379	2,295
Medistim ASA	276	8,301
See accompanying notes to financial statements.
228

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mercell Holding ASA (a)	7,752	$ 2,638
Mowi ASA	8,059	219,355
MPC Container Ships ASA (a)	5,600	18,957
Multiconsult ASA (b)	382	6,182
NEL ASA (a)(c)	25,892	44,269
Nordic Nanovector ASA (a)(c)	935	1,604
Nordic Semiconductor ASA (a)	3,092	80,341
Norsk Hydro ASA	24,104	237,346
Norske Skog ASA (a)(b)	848	4,844
Norway Royal Salmon ASA (c)	322	7,733
Norwegian Air Shuttle ASA (a)	11,238	13,811
Norwegian Energy Co. ASA (a)	412	13,146
NRC Group ASA (a)	705	1,590
NTS ASA	485	6,462
Odfjell Drilling, Ltd. (a)	1,714	4,763
Odfjell SE Class A (a)	463	2,007
Olav Thon Eiendomsselskap ASA	543	11,675
Orkla ASA	13,059	117,029
Otello Corp. ASA (a)	2,190	6,800
Panoro Energy ASA (a)	1,369	5,182
Pareto Bank ASA	746	5,605
Pexip Holding ASA (a)(c)	1,625	6,077
PGS ASA (a)(c)	6,929	2,335
PhotoCure ASA (a)	438	5,911
Polaris Media ASA (a)	208	2,146
poLight ASA (a)(b)	119	2,319
Protector Forsikring ASA	1,256	17,467
Saga Pure ASA	3,456	1,221
Salmar ASA	1,025	81,869
Salmon Evolution ASA (a)	3,391	3,878
Sandnes Sparebank	358	4,197
SATS ASA (a)	1,219	2,523
Sbanken ASA (b)	514	6,161
Schibsted ASA Class A	1,343	33,498
Schibsted ASA Class B	1,771	38,158
Self Storage Group ASA (a)	1,149	4,205
Selvaag Bolig ASA	789	4,512
SpareBank 1 B.V.	697	4,910
SpareBank 1 Helgeland	214	3,280
SpareBank 1 Nord Norge	1,817	22,318
SpareBank 1 Oestlandet	791	12,665
Sparebank 1 Ostfold Akershus	75	3,174
See accompanying notes to financial statements.
229

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SpareBank 1 Ringerike Hadeland	78	$ 3,176
SpareBank 1 SMN	2,341	37,803
SpareBank 1 SR-Bank ASA	3,309	50,823
Sparebanken More	149	7,515
Sparebanken Ost	263	1,757
Sparebanken Sor	101	1,906
Sparebanken Vest	1,664	19,601
Stolt-Nielsen, Ltd.	432	8,201
Storebrand ASA	8,450	85,331
StrongPoint ASA	1,081	2,942
Tekna Holding AS (a)	14	28
Telenor ASA	11,214	162,554
TGS ASA	2,148	32,328
Tomra Systems ASA	2,067	106,683
Totens Sparebank	56	1,691
Treasure ASA	686	1,247
Ultimovacs ASA (a)	297	2,758
Veidekke ASA	1,972	27,604
Volue ASA (a)	689	3,530
VOW ASA (a)	1,118	2,956
Wallenius Wilhelmsen ASA (a)	1,862	13,820
Wilh Wilhelmsen Holding ASA Class A	249	6,891
Wilh Wilhelmsen Holding ASA Class B	173	4,768
XXL ASA (b)(c)	3,009	3,854
Zalaris ASA	253	1,441
		3,566,542
PERU — 0.0% (d)
Hochschild Mining PLC	5,315	9,006
POLAND — 0.6%
11 bit studios SA (a)	36	5,097
AB SA	235	2,724
Ac SA	157	1,175
Agora SA (a)	642	1,088
Alior Bank SA (a)	1,604	17,648
Allegro.eu SA (a)(b)	6,828	58,281
Alumetal SA	188	3,338
Ambra SA	177	981
Amica SA	87	2,129
Apator SA	469	2,099
Asseco Business Solutions SA	333	3,436
Asseco Poland SA	1,009	19,527
See accompanying notes to financial statements.
230

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Asseco South Eastern Europe SA	469	$ 5,830
Atal SA	118	1,138
Auto Partner SA	1,188	4,390
Bank Handlowy w Warszawie SA	591	9,076
Bank Millennium SA (a)	10,936	17,386
Bank Ochrony Srodowiska SA (a)	617	1,359
Bank Polska Kasa Opieki SA	3,057	82,821
Benefit Systems SA (a)	26	3,775
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	505	437
Bioton SA (a)	679	707
BNP PARIBAS BANK POLSKA SA (a)	300	5,039
Boryszew SA (a)	1,378	1,167
Budimex SA	198	10,619
Captor Therapeutics SA (a)	28	1,075
CCC SA (a)	711	10,152
CD Projekt SA	1,219	50,822
Celon Pharma SA	271	1,723
Ciech SA	469	4,862
ComArch SA	87	3,967
Comp SA	78	932
Cyfrowy Polsat SA	4,539	30,236
Datawalk SA (a)	50	2,244
Develia SA	7,452	5,919
Dino Polska SA (a)(b)	865	70,678
Dom Development SA	146	3,475
Echo Investment SA	3,268	2,768
Enea SA (a)	3,866	8,526
Energa SA (a)	1,265	2,204
Enter Air SA (a)	152	1,105
Erbud SA (a)	78	859
Eurocash SA	1,420	4,481
Fabryki Mebli Forte SA	255	2,362
Famur SA (a)	5,477	3,818
Ferro SA	321	2,411
Firma Oponiarska Debica SA	32	538
Globe Trade Centre SA (a)	3,376	5,169
Grupa Azoty SA (a)	853	8,757
Grupa Kety SA	173	25,158
Grupa Lotos SA (a)	1,566	22,134
Grupa Pracuj SA (a)	295	4,460
ING Bank Slaski SA	589	33,427
InPost SA (a)	4,223	27,065
See accompanying notes to financial statements.
231

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Inter Cars SA	161	$ 17,115
Jastrzebska Spolka Weglowa SA (a)	952	17,773
KGHM Polska Miedz SA	2,371	98,373
KRUK SA	284	21,263
LiveChat Software SA	247	6,069
LPP SA	17	46,791
Lubelski Wegiel Bogdanka SA (a)	198	2,694
Mabion SA (a)	154	1,112
Mangata Holding SA	41	704
mBank SA (a)	235	19,918
MCI Capital SA	272	1,283
Medicalgorithmics SA (a)	50	154
Mennica Polska SA	427	2,203
Mercator Medical SA (a)	41	709
MLP Group SA (a)	109	1,925
Mo-BRUK SA	26	2,533
Neuca SA	33	6,573
NEWAG SA	395	2,009
Oponeo.pl SA	93	1,152
Orange Polska SA (a)	11,699	22,150
PCC Rokita SA	50	1,188
PCF Group SA	140	1,989
PGE Polska Grupa Energetyczna SA (a)	14,341	31,385
PKP Cargo SA (a)	543	1,613
PlayWay SA	13	995
Polenergia SA (a)	273	4,494
Polimex-Mostostal SA (a)	1,212	1,210
Polski Koncern Naftowy ORLEN SA	5,019	91,558
Polskie Gornictwo Naftowe i Gazownictwo SA	29,352	43,712
Powszechna Kasa Oszczednosci Bank Polski SA (a)	14,907	142,515
Powszechny Zaklad Ubezpieczen SA	9,976	81,034
Poznanska Korporacja Budowlana Pekabex SA	177	731
R22 SA	69	800
Rainbow Tours SA (a)	124	702
Ryvu Therapeutics SA (a)	161	1,885
Sanok Rubber Co. SA	433	1,387
Santander Bank Polska SA	601	43,987
Selvita SA (a)	157	2,837
Shoper SA (a)	107	1,425
Sniezka SA	89	1,717
Stalexport Autostrady SA	1,736	1,487
Stalprodukt SA	38	3,046
See accompanying notes to financial statements.
232

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
STS Holding SA (a)	1,767	$ 7,347
Tauron Polska Energia SA (a)	18,850	13,036
TEN Square Games SA	83	3,908
Tim SA/Siechnice	202	1,687
Toya SA	442	727
Vigo System SA (a)	8	1,378
VRG SA (a)	3,255	2,941
Warsaw Stock Exchange	494	4,848
Wawel SA	13	1,519
Wielton SA	432	840
Wirtualna Polska Holding SA	321	8,874
XTB SA (b)	595	2,764
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	116	732
Zespol Elektrowni Patnow Adamow Konin SA (a)	446	1,835
		1,389,230
PORTUGAL — 0.3%
Altri SGPS SA	1,520	10,249
Banco Comercial Portugues SA Class R (a)	145,406	28,005
Corticeira Amorim SGPS SA	680	7,612
CTT-Correios de Portugal SA	2,361	11,848
EDP - Energias de Portugal SA	46,560	231,309
Galp Energia SGPS SA	8,516	109,109
Greenvolt-Energias Renovaveis SA (a)	611	5,078
Ibersol SGPS SA (a)	192	1,222
Jeronimo Martins SGPS SA	4,797	115,981
Mota-Engil SGPS SA (a)	1,255	1,882
Navigator Co. SA	3,970	14,930
NOS SGPS SA	3,706	15,727
Pharol SGPS SA (a)	8,532	757
REN - Redes Energeticas Nacionais SGPS SA	6,348	20,130
Semapa-Sociedade de Investimento e Gestao	204	2,737
Sonae SGPS SA	17,085	19,808
		596,384
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(b)	3,167	140,457
SINGAPORE — 0.2%
BW LPG, Ltd. (b)	1,360	9,402
Hafnia, Ltd. (a)	2,311	5,815
STMicroelectronics NV	11,618	512,029
		527,246
See accompanying notes to financial statements.
233

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SOUTH AFRICA — 0.5%
Anglo American PLC	21,812	$ 1,140,854
Scatec ASA (b)	2,122	32,616
		1,173,470
SPAIN — 3.6%
Acciona SA (c)	426	82,237
Acerinox SA	3,537	39,276
ACS Actividades de Construccion y Servicios SA	4,131	112,611
Aedas Homes SA (b)	278	7,114
Aena SME SA (a)(b)	1,278	214,788
Alantra Partners SA	314	5,817
Almirall SA (c)	1,351	17,332
Amadeus IT Group SA (a)	7,923	521,703
AmRest Holdings SE (a)	1,309	6,345
Applus Services SA	2,588	21,553
Atresmedia Corp. de Medios de Comunicacion SA	1,427	6,107
Banco Bilbao Vizcaya Argentaria SA (c)	117,215	679,485
Banco de Sabadell SA (c)	99,143	82,248
Banco Santander SA	304,076	1,048,824
Bankinter SA	11,672	69,142
Befesa SA (b)	606	48,143
CaixaBank SA	76,924	263,359
Cellnex Telecom SA (b)	9,520	462,995
Cia de Distribucion Integral Logista Holdings SA	1,198	22,127
CIE Automotive SA	993	22,826
Construcciones y Auxiliar de Ferrocarriles SA	358	11,870
Corp. ACCIONA Energias Renovables SA (a)	981	36,566
Corp. Financiera Alba SA	297	17,514
Ebro Foods SA	938	16,636
EDP Renovaveis SA	4,251	110,395
eDreams ODIGEO SA (a)	846	7,578
Elecnor SA	744	9,023
Enagas SA (c)	4,194	94,029
Ence Energia y Celulosa SA (a)	2,583	9,180
Endesa SA	5,601	123,237
Faes Farma SA	5,769	23,609
Ferrovial SA	9,192	246,789
Fluidra SA	1,738	50,859
Fomento de Construcciones y Contratas SA	976	11,793
Gestamp Automocion SA (b)	2,574	9,130
Global Dominion Access SA (b)	2,194	9,911
Grenergy Renovables SA (a)(c)	183	6,943
See accompanying notes to financial statements.
234

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Grifols SA (c)	5,206	$ 95,460
Grifols SA Class B, Preference Shares	4,731	57,377
Grupo Catalana Occidente SA	824	25,488
Iberdrola SA	103,247	1,139,588
Indra Sistemas SA (a)	2,230	25,060
Industria de Diseno Textil SA	19,547	430,195
Inmobiliaria Colonial Socimi SA REIT	5,416	49,655
Laboratorios Farmaceuticos Rovi SA	333	24,898
Lar Espana Real Estate Socimi SA REIT	1,384	7,623
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (c)	12,061	18,720
Mapfre SA	17,958	37,964
Mediaset Espana Comunicacion SA (a)	2,861	14,554
Melia Hotels International SA (a)	1,731	13,108
Merlin Properties Socimi SA REIT	5,969	70,299
Metrovacesa SA (b)	728	6,213
Naturgy Energy Group SA (c)	3,347	101,145
Neinor Homes SA (a)(b)	1,042	13,797
Obrascon Huarte Lain SA (a)	7,029	7,320
Parques Reunidos Servicios Centrales SAU (a)	1,617	24,744
Pharma Mar SA (c)	234	17,814
Prosegur Cia de Seguridad SA	3,194	7,008
Red Electrica Corp. SA	7,057	146,125
Repsol SA	26,942	357,446
Sacyr SA	7,279	17,753
Siemens Gamesa Renewable Energy SA (a)	3,947	70,156
Solaria Energia y Medio Ambiente SA (a)	1,346	30,597
Soltec Power Holdings SA (a)(c)	537	3,179
Talgo SA (a)(b)(c)	1,315	5,706
Telefonica SA	101,504	495,630
Unicaja Banco SA (b)	26,412	27,712
Vidrala SA	426	30,193
Viscofan SA	671	40,166
Zardoya Otis SA	3,260	25,572
		7,967,359
SWEDEN — 6.3%
AAK AB	3,157	59,282
AcadeMedia AB (b)	1,495	8,326
AddLife AB Class B	2,092	59,083
AddNode Group AB	557	23,041
AddTech AB Class B	4,512	88,116
AFRY AB	1,684	34,333
Alfa Laval AB	5,177	180,707
See accompanying notes to financial statements.
235

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Alimak Group AB (b)	641	$ 7,263
Alligo AB Class B	435	6,469
Ambea AB (b)	1,416	7,275
AQ Group AB (a)	149	4,693
Arjo AB Class B	3,697	31,657
Assa Abloy AB Class B	17,471	477,859
Atlas Copco AB Class A	11,330	597,781
Atlas Copco AB Class B	6,907	318,321
Atrium Ljungberg AB Class B	721	14,893
Attendo AB (a)(b)	2,085	6,667
Avanza Bank Holding AB (c)	2,147	55,752
Axfood AB	1,896	62,295
Bactiguard Holding AB (a)	285	3,180
Balco Group AB (a)	204	2,456
Beijer Alma AB	803	18,784
Beijer Ref AB	4,417	81,236
Bergman & Beving AB	440	6,676
Betsson AB Class B (a)	2,211	13,582
BHG Group AB (a)(c)	1,697	11,381
BICO Group AB (a)(c)	731	13,091
Bilia AB Class A	1,499	21,634
BillerudKorsnas AB	3,193	47,881
BioArctic AB (a)(b)	643	7,120
BioGaia AB Class B	300	18,027
BioInvent International AB (a)	685	3,262
Biotage AB	1,180	27,881
Boliden AB	4,760	244,196
Bonava AB Class B	1,544	9,800
BoneSupport Holding AB (a)(b)	881	4,462
Boozt AB (a)(b)	1,065	13,839
Bravida Holding AB (b)	3,666	42,681
BTS Group AB Class B	260	9,430
Bufab AB	491	17,755
Bure Equity AB	975	32,244
Byggfakta Group Nordic Holdco AB (a)	1,572	7,928
Byggmax Group AB	1,011	7,561
Calliditas Therapeutics AB Class B (a)(c)	643	6,196
Camurus AB (a)	469	8,455
Cary Group AB (a)	1,565	13,535
Castellum AB (c)	4,990	124,919
Catella AB	712	3,530
Catena AB	492	30,039
See accompanying notes to financial statements.
236

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cellavision AB	241	$ 8,094
Cibus Nordic Real Estate AB	684	18,437
Cint Group AB (a)	2,230	22,048
Clas Ohlson AB Class B	753	8,662
Cloetta AB Class B	3,704	10,230
Collector AB (a)	1,896	8,004
Coor Service Management Holding AB (b)	1,734	14,094
Corem Property Group AB	112	3,503
Corem Property Group AB Class B (c)	9,689	25,472
Ctek AB (a)	574	7,329
CTT Systems AB (c)	151	3,104
Dios Fastigheter AB	1,559	17,130
Dometic Group AB (b)	5,653	49,412
Duni AB (a)	595	6,551
Dustin Group AB (b)	1,403	12,164
Eastnine AB	214	2,457
Electrolux AB Class B	4,002	61,451
Electrolux Professional AB Class B (a)	4,106	25,532
Elekta AB Class B	6,467	51,503
Enea AB (a)	273	5,355
Eolus Vind AB Class B (c)	434	4,517
Epiroc AB Class A	10,951	237,600
Epiroc AB Class B	6,769	123,876
EQT AB	11,882	474,418
Essity AB Class A	378	9,045
Essity AB Class B	10,684	254,736
Evolution AB (b)	3,391	352,257
Fabege AB	4,943	73,991
Fagerhult AB	1,605	8,663
Fasadgruppen Group AB	513	8,301
Fastighets AB Balder Class B (a)	1,815	121,021
Fastighets AB Trianon	257	5,653
FastPartner AB Class A	873	9,742
Ferronordic AB	167	1,039
Fingerprint Cards AB Class B (a)(c)	5,560	8,872
FM Mattsson Mora Group AB	140	3,470
G5 Entertainment AB	158	3,543
GARO AB	550	9,112
Getinge AB Class B	3,790	153,318
Granges AB	1,879	18,690
Green Landscaping Group AB (a)(b)	489	4,659
H & M Hennes & Mauritz AB Class B (c)	12,783	173,075
See accompanying notes to financial statements.
237

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Haldex AB (a)(c)	664	$ 2,935
Hansa Biopharma AB (a)	620	4,083
Heba Fastighets AB Class B	687	11,176
Hemnet Group AB (a)	648	9,881
Hexagon AB Class B	37,192	529,781
Hexatronic Group AB	610	24,742
Hexpol AB	4,700	46,579
HMS Networks AB	511	24,236
Hoist Finance AB (a)(b)(c)	1,530	4,741
Holmen AB Class B (c)	1,666	94,282
Hufvudstaden AB Class A	2,125	30,498
Humana AB (a)	597	3,863
Husqvarna AB Class A	456	4,844
Husqvarna AB Class B	7,209	76,318
Immunovia AB (a)	293	1,272
Industrivarden AB Class A	2,950	85,087
Industrivarden AB Class C	2,820	79,855
Indutrade AB	4,723	120,769
Instalco AB	4,058	30,846
Intrum AB	1,327	36,296
Investment AB Latour Class B	2,586	83,523
Investment AB Oresund	633	8,748
Investor AB Class A	11,027	260,784
Investor AB Class B	32,036	708,653
INVISIO Communications AB	660	12,167
Inwido AB	1,049	16,805
Irlab Therapeutics AB (a)	719	3,078
JM AB (c)	870	28,006
John Mattson Fastighetsforetagen AB (a)	278	4,928
Karnov Group AB	1,369	8,785
K-fast Holding AB (a)	1,091	7,808
Kinnevik AB Class A (a)	173	4,715
Kinnevik AB Class B (a)	4,212	111,860
Klarabo Sverige AB	1,761	6,614
KNOW IT AB	371	12,460
L E Lundbergforetagen AB Class B	1,291	66,577
Lagercrantz Group AB Class B	3,598	41,233
LeoVegas AB (b)	1,591	6,470
Lifco AB Class B	4,025	104,043
Lime Technologies AB (c)	158	4,639
Linc AB	326	2,703
Lindab International AB	1,419	36,695
See accompanying notes to financial statements.
238

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Loomis AB	1,362	$ 37,720
Lundin Energy AB (c)	3,360	143,963
Medcap AB (a)	167	3,279
Medicover AB Class B	1,129	24,471
Mekonomen AB (a)	749	8,937
Midsona AB Class B	861	2,559
MIPS AB	464	43,814
Modern Times Group MTG AB Class B (a)	1,733	25,606
Momentum Group AB	435	3,734
Munters Group AB (b)	2,379	14,857
Mycronic AB	1,271	24,003
NCAB GROUP AB	2,261	16,049
NCC AB Class B	1,568	22,546
Nederman Holding AB	350	7,192
Net Insight AB Class B (a)	5,143	2,230
New Wave Group AB Class B	803	13,183
Nibe Industrier AB Class B	25,487	287,294
Nivika Fastigheter AB	539	4,280
Nobia AB	2,010	8,964
Nolato AB Class B	3,484	26,169
Nordic Entertainment Group AB Class B (a)	1,246	51,234
Nordic Waterproofing Holding AB	436	7,925
Nordnet AB publ	3,044	55,527
Norva24 Group AB	2,129	4,925
Note AB (a)	340	6,844
NP3 Fastigheter AB	477	15,969
Nyfosa AB	3,000	43,393
OEM International AB Class B	851	14,903
Ovzon AB (a)	882	4,798
Pandox AB (a)	1,805	27,542
Peab AB Class B	3,749	38,136
Platzer Fastigheter Holding AB Class B	1,124	14,039
Pricer AB Class B	1,883	3,952
Proact IT Group AB	388	2,852
Probi AB	70	2,794
Q-Linea AB (a)(b)	314	2,628
Ratos AB Class B	3,816	19,998
Rejlers AB	286	4,082
Resurs Holding AB (b)	2,566	7,619
Rvrc Holding AB	685	5,730
Saab AB Class B	1,493	54,758
Sagax AB Class A	93	2,884
See accompanying notes to financial statements.
239

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sagax AB Class B	3,330	$ 102,551
Sagax AB Class D	1,850	6,412
Samhallsbyggnadsbolaget i Norden AB (c)	20,293	91,999
Samhallsbyggnadsbolaget i Norden AB Class D	2,701	7,982
Sandvik AB	19,104	412,033
SAS AB (a)(c)	71,445	8,092
Scandi Standard AB	1,087	4,158
Scandic Hotels Group AB (a)(b)	2,371	11,029
Sdiptech AB Class B (a)	527	20,555
Sectra AB Class B (a)	2,590	40,214
Securitas AB Class B	5,571	63,634
Sinch AB (a)(b)	10,124	70,025
Sivers Semiconductors AB (a)	1,797	1,587
Skandinaviska Enskilda Banken AB Class A (c)	30,247	332,511
Skandinaviska Enskilda Banken AB Class C	277	3,270
Skanska AB Class B (c)	6,970	158,107
SKF AB Class A	251	4,724
SKF AB Class B (c)	6,575	108,614
SkiStar AB	752	14,121
SmartCraft ASA (a)	1,430	2,920
SSAB AB Class A (a)	3,578	25,255
SSAB AB Class B (a)	10,965	74,242
Stendorren Fastigheter AB (a)	225	6,555
Stillfront Group AB (a)(c)	10,264	29,494
Storskogen Group AB Class B (a)(c)	26,489	65,204
Svenska Cellulosa AB SCA Class A	380	7,437
Svenska Cellulosa AB SCA Class B (c)	9,690	190,745
Svenska Handelsbanken AB Class A (c)	26,631	248,324
Svenska Handelsbanken AB Class B	638	6,801
Sweco AB Class B	3,718	54,657
Swedbank AB Class A (c)	16,392	248,007
Swedish Match AB	27,523	209,330
Swedish Orphan Biovitrum AB (a)	3,461	82,817
Synsam AB (a)	655	4,836
Systemair AB	1,513	11,324
Tele2 AB Class B	8,822	134,705
Telefonaktiebolaget LM Ericsson Class A	1,084	10,538
Telefonaktiebolaget LM Ericsson Class B (c)	54,019	500,230
Telia Co. AB (c)	43,064	174,393
Tethys Oil AB	500	4,228
Thule Group AB (b)(c)	1,863	74,965
Tobii AB (a)(c)	1,766	5,943
See accompanying notes to financial statements.
240

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Tobii Dynavox AB (a)	1,770	$ 4,292
Trelleborg AB Class B	4,211	98,956
Troax Group AB	697	18,398
Truecaller AB Class B (a)	3,131	21,838
VBG Group AB Class B	321	4,822
Vitec Software Group AB Class B	493	25,789
Vitrolife AB	1,185	39,621
VNV Global AB (a)	1,535	8,293
Volati AB	421	6,876
Volvo AB Class A	3,358	65,219
Volvo AB Class B	27,931	529,285
Volvo Car AB Class B (a)(c)	9,535	69,901
Wallenstam AB Class B	4,058	59,611
Wihlborgs Fastigheter AB	2,491	52,737
XANO Industri AB Class B	173	5,606
Xbrane Biopharma AB (a)(c)	291	3,241
Xvivo Perfusion AB (a)	378	10,931
		13,853,448
SWITZERLAND — 14.5%
ABB, Ltd.	27,535	902,723
Adecco Group AG (a)	2,992	136,587
Alcon, Inc.	8,775	702,763
Allreal Holding AG	269	57,936
ALSO Holding AG (a)	113	27,690
Arbonia AG	922	18,154
Aryzta AG (a)	17,309	17,869
Ascom Holding AG (a)	602	6,790
Bachem Holding AG Class B	124	68,855
Baloise Holding AG	797	142,988
Banque Cantonale Vaudoise	488	42,529
Barry Callebaut AG	62	146,199
Basellandschaftliche Kantonalbank	12	11,632
Basilea Pharmaceutica AG (a)	235	9,510
Belimo Holding AG	173	92,586
Bell Food Group AG	38	11,252
Berner Kantonalbank AG	81	19,716
BKW AG	358	45,127
Bobst Group SA (a)	130	12,940
Bossard Holding AG Class A	107	25,231
Bucher Industries AG	120	48,874
Burckhardt Compression Holding AG	55	29,226
Bystronic AG	23	23,869
See accompanying notes to financial statements.
241

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cembra Money Bank AG	543	$ 40,124
Chocoladefabriken Lindt & Spruengli AG (e)	17	203,575
Chocoladefabriken Lindt & Spruengli AG (e)	2	242,977
Cie Financiere Richemont SA	9,153	1,173,653
Clariant AG (a)	3,992	69,798
Comet Holding AG	134	39,097
Credit Suisse Group AG (a)	44,456	354,585
Daetwyler Holding AG Bearer Shares	129	42,895
DKSH Holding AG	643	54,326
dormakaba Holding AG	56	28,893
Dottikon Es Holding AG (a)	66	18,217
Dufry AG (a)	1,236	52,529
EFG International AG (a)	1,349	10,555
Emmi AG	38	41,747
EMS-Chemie Holding AG	122	119,514
Fenix Outdoor International AG	87	9,895
Flughafen Zurich AG (a)	342	61,915
Forbo Holding AG	15	25,689
Fundamenta Real Estate AG	501	10,779
Galenica AG (b)	902	69,837
Geberit AG	633	393,592
Georg Fischer AG	72	86,689
Givaudan SA	139	578,053
Gurit Holding AG	8	12,970
Helvetia Holding AG	631	82,762
Holcim, Ltd. (a)	9,952	489,787
Huber + Suhner AG	274	25,815
Idorsia, Ltd. (a)(c)	1,903	38,112
Inficon Holding AG	31	35,842
Interroll Holding AG	14	46,476
Intershop Holding AG	19	13,193
IWG PLC (a)	13,703	47,234
Julius Baer Group, Ltd.	3,855	225,708
Jungfraubahn Holding AG (a)	83	12,898
Kardex Holding AG	107	24,708
Komax Holding AG (a)	64	18,082
Kongsberg Automotive ASA (a)(c)	8,715	2,522
Kuehne + Nagel International AG	1,004	287,044
Landis+Gyr Group AG (a)	399	25,451
LEM Holding SA	11	26,775
Leonteq AG (a)	166	13,439
Logitech International SA	3,018	226,944
See accompanying notes to financial statements.
242

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Lonza Group AG (a)	1,307	$ 954,703
Luzerner Kantonalbank AG	56	26,380
Medacta Group SA (a)(b)	101	12,095
Mediclinic International PLC (a)	6,332	29,696
Medmix AG (a)(b)	426	14,961
Meyer Burger Technology AG (a)	41,267	17,435
Mobilezone Holding AG	752	13,369
Mobimo Holding AG (a)	119	38,147
Molecular Partners AG (a)	448	9,065
Nestle SA	49,387	6,450,766
Novartis AG	42,707	3,770,653
OC Oerlikon Corp. AG	3,598	28,933
Orior AG	108	10,598
Partners Group Holding AG	397	497,625
Peach Property Group AG	166	10,282
PSP Swiss Property AG	811	107,164
Rieter Holding AG (a)	56	9,116
Roche Holding AG Bearer Shares (e)	463	203,765
Roche Holding AG (e)	12,326	4,908,300
Romande Energie Holding SA	8	10,693
Schindler Holding AG (e)	711	153,751
Schindler Holding AG (e)	346	74,407
Schweiter Technologies AG Bearer Shares	18	22,220
Sensirion Holding AG (a)(b)	178	22,167
SFS Group AG	305	42,688
SGS SA	107	299,519
Siegfried Holding AG (a)	78	64,841
SIG Combibloc Group AG (a)	4,965	126,249
Sika AG (c)	2,711	905,582
SKAN Group AG (a)	165	11,475
Sonova Holding AG	933	392,970
St Galler Kantonalbank AG	49	24,626
Stadler Rail AG	1,032	40,215
Straumann Holding AG	204	329,526
Sulzer AG	309	25,821
SunMirror AG	12	2,176
Swatch Group AG Bearer Shares (e)	500	143,276
Swatch Group AG (e)	954	52,248
Swiss Life Holding AG	558	360,297
Swiss Prime Site AG (a)	1,351	133,962
Swisscom AG	450	271,394
Swissquote Group Holding SA	214	39,161
See accompanying notes to financial statements.
243

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Tecan Group AG	207	$ 82,777
Temenos AG	1,161	112,284
UBS Group AG	59,328	1,169,798
Valiant Holding AG	286	29,773
Valora Holding AG (a)	71	13,347
VAT Group AG (b)	479	184,469
Vetropack Holding AG	174	8,197
Vifor Pharma AG (a)	829	148,414
Vontobel Holding AG	507	43,056
VZ Holding AG	285	27,099
Wizz Air Holdings PLC (a)(b)	913	34,765
Ypsomed Holding AG	60	10,628
Zehnder Group AG	167	14,554
Zug Estates Holding AG Class B	7	15,365
Zuger Kantonalbank AG	4	31,904
Zur Rose Group AG (a)(c)	166	24,496
Zurich Insurance Group AG (a)	2,641	1,310,958
		31,909,943
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
Helios Towers PLC (a)(c)	16,609	25,236
UKRAINE — 0.0% (d)
Ferrexpo PLC	5,292	12,995
Kernel Holding SA	915	7,191
		20,186
UNITED ARAB EMIRATES — 0.0% (d)
Borr Drilling, Ltd. (a)	2,192	7,439
Network International Holdings PLC (a)(b)	8,484	31,277
		38,716
UNITED KINGDOM — 19.8%
3i Group PLC	17,231	315,012
4imprint Group PLC	508	18,795
888 Holdings PLC (c)	4,997	12,139
A.G. Barr PLC	1,743	12,278
Abrdn PLC	37,925	107,308
Admiral Group PLC	4,732	159,685
AJ Bell PLC	5,569	22,291
Allfunds Group PLC (a)	7,030	81,661
Alphawave IP Group PLC (a)(c)	5,362	12,440
AO World PLC (a)	6,214	7,147
Argo Blockchain PLC (a)	6,743	6,383
See accompanying notes to financial statements.
244

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ascential PLC (a)	7,270	$ 33,177
Ashmore Group PLC	9,010	27,593
Ashtead Group PLC	7,946	505,634
Associated British Foods PLC	6,255	136,877
Assura PLC REIT	53,299	46,948
Aston Martin Lagonda Global Holdings PLC (a)(b)	1,196	15,514
AstraZeneca PLC	27,182	3,626,161
Auction Technology Group PLC (a)	1,698	21,954
Auto Trader Group PLC (b)	16,751	139,565
AVEVA Group PLC	2,204	71,097
Aviva PLC	65,230	388,287
Avon Protection PLC	508	8,695
B&M European Value Retail SA	15,744	110,736
Babcock International Group PLC (a)	4,562	19,491
BAE Systems PLC	55,129	520,729
Balfour Beatty PLC	11,160	37,763
Baltic Classifieds Group PLC (a)	4,843	8,832
Barclays PLC	276,803	540,484
Barratt Developments PLC	17,736	121,991
Beazley PLC	10,716	59,372
Bellway PLC	2,142	68,589
Berkeley Group Holdings PLC (a)	1,989	97,944
Biffa PLC (b)	5,711	24,062
Big Yellow Group PLC REIT	3,270	66,132
Bodycote PLC	3,457	28,789
BP PLC	341,526	1,687,838
Brewin Dolphin Holdings PLC	5,480	36,942
Bridgepoint Group PLC (a)(b)	10,996	50,890
British American Tobacco PLC	37,018	1,556,992
British Land Co. PLC REIT	15,269	106,631
Britvic PLC	4,793	50,927
BT Group PLC (c)	121,531	291,545
Bunzl PLC	5,871	229,428
Burberry Group PLC	7,052	155,431
Bytes Technology Group PLC	3,605	23,628
Capita PLC (a)	30,187	8,319
Capital & Counties Properties PLC REIT	11,880	27,389
Capricorn Energy PLC (a)(c)	9,344	27,189
Cazoo Group, Ltd. (a)(e)	2,723	7,515
Centrica PLC (a)	105,310	111,036
Chemring Group PLC	5,089	21,810
Clarkson PLC	512	24,943
See accompanying notes to financial statements.
245

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Clipper Logistics PLC	1,492	$ 17,326
Close Brothers Group PLC	2,747	43,077
CLS Holdings PLC	3,066	8,114
CNH Industrial NV	17,666	282,949
Coats Group PLC	26,087	26,345
Compass Group PLC	31,384	681,809
Computacenter PLC	1,434	55,547
Concentric AB	710	15,618
ConvaTec Group PLC (b)	28,640	81,300
Countryside Partnerships PLC (a)(b)	7,278	25,950
Cranswick PLC	938	43,522
Crest Nicholson Holdings PLC	4,636	16,322
Croda International PLC	2,485	257,824
Currys PLC	21,181	25,350
Darktrace PLC (a)	5,703	33,790
DCC PLC	1,797	140,210
Dechra Pharmaceuticals PLC	1,921	102,588
Deliveroo PLC (a)(b)(c)	17,774	26,374
Derwent London PLC REIT	1,804	76,221
DFS Furniture PLC	4,390	12,080
Diageo PLC	40,612	2,065,883
Diploma PLC	2,165	75,083
Direct Line Insurance Group PLC	21,891	79,292
DiscoverIE Group PLC	1,537	15,947
Domino's Pizza Group PLC	7,348	36,629
Dr. Martens PLC	10,083	31,703
Drax Group PLC	7,409	76,675
DS Smith PLC	24,277	102,957
Dunelm Group PLC	2,274	32,665
easyJet PLC (a)	6,575	48,185
Electrocomponents PLC	8,306	118,547
Elementis PLC (a)	10,486	16,430
Empiric Student Property PLC REIT	10,894	13,096
EnQuest PLC (a)	5,277	2,148
Entain PLC (a)	10,197	220,654
Essentra PLC	5,791	24,018
Euromoney Institutional Investor PLC	1,972	25,653
Experian PLC	17,064	663,011
FDM Group Holdings PLC	1,675	23,421
Firstgroup PLC (a)	11,538	17,060
Forterra PLC (b)	3,627	11,103
Frasers Group PLC (a)	3,279	27,372
See accompanying notes to financial statements.
246

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Future PLC	2,019	$ 69,169
Games Workshop Group PLC	588	56,245
Genuit Group PLC	4,551	29,451
Genus PLC	1,177	43,732
Grafton Group PLC CDI	3,904	50,503
Grainger PLC	13,307	51,160
Great Portland Estates PLC REIT	3,666	34,367
Greggs PLC	1,825	59,135
Gym Group PLC (a)(b)	2,980	7,628
Halfords Group PLC	3,371	10,919
Halma PLC	6,613	218,546
Hammerson PLC REIT	58,479	25,424
Harbour Energy PLC (a)	8,061	51,624
Hargreaves Lansdown PLC	6,242	82,843
Hays PLC	29,905	48,352
Headlam Group PLC	1,425	7,130
Helical PLC	1,865	10,092
Hill & Smith Holdings PLC	1,433	27,773
Hilton Food Group PLC	1,403	22,906
Hiscox, Ltd.	6,265	81,135
HomeServe PLC	5,454	60,536
Howden Joinery Group PLC	10,444	105,581
HSBC Holdings PLC	360,912	2,496,674
Ibstock PLC (b)	7,401	17,092
IG Group Holdings PLC	7,646	82,450
IMI PLC	4,643	83,323
Imperial Brands PLC	16,742	355,008
Inchcape PLC	6,533	57,631
Indivior PLC (a)	12,886	47,540
Informa PLC (a)	26,165	207,321
IntegraFin Holdings PLC	5,078	28,148
InterContinental Hotels Group PLC	3,272	223,589
Intermediate Capital Group PLC	5,124	120,459
International Consolidated Airlines Group SA (a)	44,009	82,420
Intertek Group PLC	2,809	193,208
Investec PLC	10,642	70,563
IP Group PLC	18,136	21,491
ITV PLC (a)	64,106	69,145
J D Wetherspoon PLC (a)	1,852	19,056
J Sainsbury PLC	31,273	104,051
JD Sports Fashion PLC (a)	43,078	84,085
John Wood Group PLC (a)	12,303	26,193
See accompanying notes to financial statements.
247

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Johnson Matthey PLC	3,254	$ 80,482
Jupiter Fund Management PLC	8,267	22,488
Just Eat Takeaway (a)(b)	626	21,384
Just Eat Takeaway.com NV (a)(b)	2,392	81,853
Just Group PLC (a)	18,698	21,665
Kainos Group PLC	1,605	27,958
Keller Group PLC	1,240	13,616
Kier Group PLC (a)	7,510	8,435
Kingfisher PLC	36,745	123,563
Lancashire Holdings, Ltd.	4,282	24,356
Land Securities Group PLC REIT	11,875	122,830
Legal & General Group PLC	105,317	377,171
Linde PLC (a)	8,902	2,877,348
Liontrust Asset Management PLC	1,115	18,703
Lloyds Banking Group PLC	1,247,853	773,107
London Stock Exchange Group PLC	5,748	602,875
LondonMetric Property PLC REIT	15,863	57,604
LXI REIT PLC	12,794	24,931
M&G PLC	46,074	134,187
Man Group PLC	24,235	74,667
Marks & Spencer Group PLC (a)	33,977	69,206
Marshalls PLC	3,622	32,476
Marston's PLC (a)	11,098	11,880
Meggitt PLC (a)	13,819	138,317
Melrose Industries PLC	72,086	118,498
Micro Focus International PLC	6,141	32,722
Mitchells & Butlers PLC (a)	4,805	14,791
Mitie Group PLC	24,424	17,719
MJ Gleeson PLC	980	7,613
Molten Ventures PLC (a)	2,392	24,440
Moneysupermarket.com Group PLC	9,699	24,263
Moonpig Group PLC (a)	3,652	10,771
Morgan Advanced Materials PLC	5,152	21,029
Morgan Sindall Group PLC	789	25,088
National Express Group PLC (a)	9,715	29,804
National Grid PLC	64,119	989,767
Natwest Group PLC	95,957	272,772
NCC Group PLC	5,283	12,701
Next PLC	2,316	183,938
Ninety One PLC	5,819	19,522
Ocado Group PLC (a)	11,088	170,955
ODFJELL Technology, Ltd.	285	662
See accompanying notes to financial statements.
248

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
On the Beach Group PLC (a)(b)	2,695	$ 8,321
OSB Group PLC	7,885	58,813
Oxford Biomedica PLC (a)	1,277	11,332
Oxford Instruments PLC	976	27,115
Oxford Nanopore Technologies PLC (a)	10,697	56,055
Pagegroup PLC	5,932	38,458
Paragon Banking Group PLC	4,301	28,315
Pearson PLC	13,451	132,933
Pennon Group PLC	4,834	68,420
Pepco Group NV (a)(b)	1,678	18,027
Persimmon PLC	5,557	157,381
Pets at Home Group PLC	9,038	43,006
Phoenix Group Holdings PLC	13,904	112,403
Picton Property Income, Ltd. REIT	9,192	11,897
Playtech PLC (a)	5,592	43,587
Premier Foods PLC	11,786	17,691
Primary Health Properties PLC REIT (c)	23,426	45,741
Provident Financial PLC (a)	4,587	18,517
Prudential PLC	48,269	720,696
PZ Cussons PLC	5,843	15,048
QinetiQ Group PLC	10,330	41,401
Quilter PLC (b)	25,459	47,733
Rathbones Group PLC	1,012	26,383
Reach PLC	5,538	13,358
Reckitt Benckiser Group PLC	12,946	994,085
Redde Northgate PLC	4,063	23,110
Redrow PLC	5,205	35,828
RELX PLC	34,815	1,092,348
Renewi PLC (a)	1,335	11,619
Renishaw PLC	618	31,490
Rentokil Initial PLC	32,385	224,285
Restaurant Group PLC (a)	13,345	10,718
Rightmove PLC	15,138	126,126
Rolls-Royce Holdings PLC (a)	145,713	193,963
Rotork PLC	14,880	63,948
Royal Mail PLC	14,038	60,810
S4 Capital PLC (a)	8,111	30,863
Sabre Insurance Group PLC (b)	4,519	13,804
Safestore Holdings PLC REIT	3,808	67,185
Sage Group PLC	17,792	164,262
Savills PLC	2,588	37,959
Schroders PLC (e)	2,294	97,589
See accompanying notes to financial statements.
249

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Schroders PLC (e)	631	$ 15,951
Segro PLC REIT	20,156	357,074
Senior PLC (a)	7,114	11,952
Serco Group PLC	22,100	41,930
Severn Trent PLC	4,410	178,722
Shaftesbury PLC REIT (c)	3,879	31,538
Smith & Nephew PLC	15,681	251,886
Smiths Group PLC	6,873	131,442
Softcat PLC	2,322	52,096
Spectris PLC	2,041	69,843
Spirax-Sarco Engineering PLC	1,279	211,089
Spire Healthcare Group PLC (a)(b)	4,760	15,323
Spirent Communications PLC	11,048	34,620
SSE PLC	18,748	431,610
SSP Group PLC (a)	14,324	42,849
St James's Place PLC	9,398	179,236
Standard Chartered PLC	45,082	302,841
SThree PLC	2,271	12,364
Subsea 7 SA	4,148	39,099
Synthomer PLC	6,126	24,649
Tate & Lyle PLC	8,455	81,511
Taylor Wimpey PLC	63,433	109,159
Telecom Plus PLC	1,210	24,375
Tesco PLC	133,737	485,994
THG PLC (a)	13,393	16,223
TORM PLC Class A (a)(c)	1,353	11,758
TP ICAP Group PLC	14,251	27,826
Trainline PLC (a)(b)	8,532	28,084
Travis Perkins PLC	3,948	64,301
Treatt PLC	1,019	15,228
Tritax Big Box REIT PLC	33,040	105,188
Trustpilot Group PLC (a)(b)	3,834	7,365
TT Electronics PLC	2,935	7,941
Tyman PLC	3,352	14,035
UK Commercial Property REIT, Ltd.	13,295	15,474
Ultra Electronics Holdings PLC	1,320	57,770
Unilever PLC	46,117	2,097,875
UNITE Group PLC REIT	5,316	81,052
United Utilities Group PLC	11,863	175,640
Vectura Group PLC (a)	10,098	21,938
Vesuvius PLC	4,929	22,169
Victrex PLC	1,564	37,684
See accompanying notes to financial statements.
250

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Virgin Money UK PLC	22,498	$ 50,831
Vistry Group PLC	3,837	47,570
Vitec Group PLC	901	16,015
Vodafone Group PLC	472,081	775,963
Volution Group PLC	3,428	18,934
Watches of Switzerland Group PLC (a)(b)	4,236	63,582
Weir Group PLC	4,611	99,626
WH Smith PLC (a)	2,255	42,636
Whitbread PLC (a)	3,578	134,593
Wickes Group PLC	4,391	10,667
Wincanton PLC	2,087	10,607
Wise PLC Class A (a)	8,246	53,743
Workspace Group PLC REIT	2,240	20,203
WPP PLC	19,962	263,618
		43,457,626
UNITED STATES — 2.7%
Avast PLC (b)	13,177	98,198
Carnival PLC (a)	2,792	49,877
Cineworld Group PLC (a)(c)	17,845	7,664
Diversified Energy Co. PLC	15,785	24,649
Ferguson PLC	3,817	521,663
GlaxoSmithKline PLC	89,237	1,935,360
HUUUGE, Inc. (a)(b)	1,437	6,173
PolyPeptide Group AG (a)(b)	278	22,204
Profoto Holding AB (a)	288	3,362
PureTech Health PLC (a)	4,780	12,587
QIAGEN NV (a)	4,020	199,176
REC Silicon ASA (a)(c)	5,234	8,757
Rhi Magnesita NV	563	18,057
Schneider Electric SE	9,980	1,689,623
Stellantis NV (e)	15,320	252,244
Stellantis NV (e)	24,371	401,323
Swiss Re AG	5,087	487,114
Tenaris SA	8,097	123,921
		5,861,952
TOTAL COMMON STOCKS (Cost $248,854,017)		217,891,748

See accompanying notes to financial statements.
251

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (d)
FRANCE — 0.0% (d)
Electricite de France SA (expiring 04/04/22) (a) (Cost: $0)	9,218	$ 3,446
WARRANTS — 0.0% (d)
ITALY — 0.0% (d)
Webuild SpA (expiring 08/02/30) (a)(c)(f) (Cost: $0)	775	—
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (g)(h)	56,553	56,547
State Street Navigator Securities Lending Portfolio II (i)(j)	4,935,758	4,935,758
TOTAL SHORT-TERM INVESTMENTS (Cost $4,992,300)		4,992,305
TOTAL INVESTMENTS — 101.4% (Cost $253,846,317)		222,887,499
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(3,165,044)
NET ASSETS — 100.0%		$ 219,722,455
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
252

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$217,845,066	$46,682	$ 0(a)	$217,891,748
Rights	—	3,446	—	3,446
Warrants	—	—	0(a)	0
Short-Term Investments	4,992,305	—	—	4,992,305
TOTAL INVESTMENTS	$222,837,371	$50,128	$ 0	$222,887,499
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2022.
Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	16.0%
Industrials	15.8
Health Care	14.2
Consumer Staples	11.2
Consumer Discretionary	9.9
Materials	8.7
Information Technology	7.9
Energy	5.1
Utilities	4.0
Communication Services	3.9
Real Estate	2.4
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
253

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	53,957	$ 53,968	$ 4,821,463	$ 4,818,778	$(111)	$ 5	56,553	$ 56,547	$ 76
State Street Navigator Securities Lending Portfolio II	2,762,951	2,762,951	12,684,564	10,511,757	—	—	4,935,758	4,935,758	17,226
Total		$2,816,919	$17,506,027	$15,330,535	$(111)	$ 5		$4,992,305	$17,302
See accompanying notes to financial statements.
254

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2022 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$6,083,979,007	$12,915,262,048
Investments in affiliated issuers, at value	143,693,811	251,737,737
Total Investments	6,227,672,818	13,166,999,785
Foreign currency, at value	17,491,795	39,085,685
Net cash at broker	87,186	—
Cash	4,548	599,802
Receivable from broker — accumulated variation margin on open futures contracts	997,715	3,260,510
Receivable for investments sold	322,348	2,446,488
Receivable for fund shares sold	19,428,934	—
Dividends receivable — unaffiliated issuers	8,425,160	52,504,855
Dividends receivable — affiliated issuers	3,297	908
Securities lending income receivable — unaffiliated issuers	82,982	203,756
Securities lending income receivable — affiliated issuers	99,097	226,515
Receivable for foreign taxes recoverable	36,825	12,119,115
Other Receivable	—	6,975
TOTAL ASSETS	6,274,652,705	13,277,454,394
LIABILITIES
Due to Broker	—	965,439
Payable upon return of securities loaned	116,575,533	240,235,111
Payable for investments purchased	20,227,966	2,617,564
Deferred foreign taxes payable	21,084,346	329,074
Advisory fee payable	552,062	422,708
TOTAL LIABILITIES	158,439,907	244,569,896
NET ASSETS	$ 6,116,212,798	$13,032,884,498
NET ASSETS CONSIST OF:
Paid-in Capital	$6,003,949,883	$ 11,735,979,264
Total distributable earnings (loss)**	112,262,915	1,296,905,234
NET ASSETS	$ 6,116,212,798	$13,032,884,498
NET ASSET VALUE PER SHARE
Net asset value per share	$ 38.86	$ 34.53
Shares outstanding (unlimited amount authorized, $0.01 par value)	157,400,000	377,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,750,008,210	$ 11,557,877,321
Investments in affiliated issuers	143,693,811	251,737,608
Total cost of investments	$5,893,702,021	$ 11,809,614,929
Foreign currency, at cost	$ 17,502,487	$ 39,053,023
* Includes investments in securities on loan, at value	$ 246,595,656	$ 455,052,790
** Includes deferred foreign taxes	$ 21,084,346	$ 329,074
See accompanying notes to financial statements.
255

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2022 (Unaudited)

	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
ASSETS
Investments in unaffiliated issuers, at value*	$496,777,703	$ 217,895,194
Investments in affiliated issuers, at value	15,632,437	4,992,305
Total Investments	512,410,140	222,887,499
Foreign currency, at value	839,058	534,876
Receivable for investments sold	—	5,845,552
Dividends receivable — unaffiliated issuers	914,982	636,516
Dividends receivable — affiliated issuers	2,813	39
Securities lending income receivable — unaffiliated issuers	6,323	1,053
Securities lending income receivable — affiliated issuers	10,121	3,553
Receivable for foreign taxes recoverable	189,987	652,946
TOTAL ASSETS	514,373,424	230,562,034
LIABILITIES
Payable upon return of securities loaned	14,273,768	4,935,758
Payable for fund shares repurchased	—	5,885,032
Deferred foreign taxes payable	54,250	—
Advisory fee payable	38,075	18,789
TOTAL LIABILITIES	14,366,093	10,839,579
NET ASSETS	$500,007,331	$ 219,722,455
NET ASSETS CONSIST OF:
Paid-in Capital	$472,872,430	$ 328,368,232
Total distributable earnings (loss)**	27,134,901	(108,645,777)
NET ASSETS	$500,007,331	$ 219,722,455
NET ASSET VALUE PER SHARE
Net asset value per share	$ 54.95	$ 39.23
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,100,000	5,600,370
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$464,789,071	$ 248,854,017
Investments in affiliated issuers	15,605,488	4,992,300
Total cost of investments	$480,394,559	$ 253,846,317
Foreign currency, at cost	$ 837,164	$ 533,921
* Includes investments in securities on loan, at value	$ 19,048,336	$ 6,753,756
** Includes deferred foreign taxes	$ 54,250	$ —
See accompanying notes to financial statements.
256

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2022 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 53,400,422	$ 157,468,564
Dividend income — affiliated issuers	6,985	4,118
Dividend income — non-cash transactions	3,987,249	—
Unaffiliated securities lending income	538,091	1,165,454
Affiliated securities lending income	528,757	1,111,681
Foreign taxes withheld	(4,606,731)	(15,156,254)
TOTAL INVESTMENT INCOME (LOSS)	53,854,773	144,593,563
EXPENSES
Advisory fee	3,207,657	2,487,660
Trustees’ fees and expenses	28,088	57,313
Miscellaneous expenses	72	147
TOTAL EXPENSES	3,235,817	2,545,120
NET INVESTMENT INCOME (LOSS)	$ 50,618,956	$ 142,048,443
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(4,975,242)	6,506,594
Investments — affiliated issuers	—	(3,268)
In-kind redemptions — unaffiliated issuers	13,533,473	67,921,817
Foreign currency transactions	(948,997)	(1,584,616)
Futures contracts	(4,654,665)	(3,293,219)
Net realized gain (loss)	2,954,569	69,547,308
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(523,669,668)	(665,878,346)
Investments — affiliated issuers	—	129
Foreign currency translations	132,722	197,017
Futures contracts	2,504,541	3,258,926
Net change in unrealized appreciation/depreciation	(521,032,405)	(662,422,274)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(518,077,836)	(592,874,966)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(467,458,880)	$(450,826,523)
* Includes foreign capital gain taxes	$ (739,686)	$ —
** Includes foreign deferred taxes	$ (21,084,346)	$ (329,074)
See accompanying notes to financial statements.
257

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2022 (Unaudited)

	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 5,649,870	$ 3,729,245
Dividend income — affiliated issuers	6,549	76
Unaffiliated securities lending income	31,243	19,314
Affiliated securities lending income	68,324	17,226
Foreign taxes withheld	(272,889)	(353,945)
TOTAL INVESTMENT INCOME (LOSS)	5,483,097	3,411,916
EXPENSES
Advisory fee	269,007	158,471
Trustees’ fees and expenses	2,888	1,688
Miscellaneous expenses	7	4
TOTAL EXPENSES	271,902	160,163
NET INVESTMENT INCOME (LOSS)	$ 5,211,195	$ 3,251,753
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(2,706,982)	(1,241,814)
Investments — affiliated issuers	33,804	(111)
In-kind redemptions — unaffiliated issuers	48,468,808	11,591,359
Foreign currency transactions	(48,170)	(12,140)
Net realized gain (loss)	45,747,460	10,337,294
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(48,503,983)	(28,107,060)
Investments — affiliated issuers	(28,591)	5
Foreign currency translations	8,307	(12,371)
Net change in unrealized appreciation/depreciation	(48,524,267)	(28,119,426)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,776,807)	(17,782,132)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,434,388	$(14,530,379)
* Includes foreign capital gain taxes	$ (23,306)	$ —
** Includes foreign deferred taxes	$ (54,250)	$ —
See accompanying notes to financial statements.
258

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 50,618,956	$ 124,731,051
Net realized gain (loss)	2,954,569	29,638,295
Net change in unrealized appreciation/depreciation	(521,032,405)	730,173,742
Net increase (decrease) in net assets resulting from operations	(467,458,880)	884,543,088
Distributions to shareholders	(126,895,071)	(112,802,286)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	984,387,365	894,772,359
Cost of shares redeemed	(69,080,544)	(213,904,816)
Other Capital	961,710	1,046,225
Net increase (decrease) in net assets from beneficial interest transactions	916,268,531	681,913,768
Net increase (decrease) in net assets during the period	321,914,580	1,453,654,570
Net assets at beginning of period	5,794,298,218	4,340,643,648
NET ASSETS AT END OF PERIOD	$ 6,116,212,798	$5,794,298,218
SHARES OF BENEFICIAL INTEREST:
Shares sold	23,700,000	20,800,000
Shares redeemed	(1,600,000)	(5,100,000)
Net increase (decrease) from share transactions	22,100,000	15,700,000
See accompanying notes to financial statements.
259

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Developed World ex-US ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 142,048,443	$ 289,589,938
Net realized gain (loss)	69,547,308	32,344,314
Net change in unrealized appreciation/depreciation	(662,422,274)	1,898,848,467
Net increase (decrease) in net assets resulting from operations	(450,826,523)	2,220,782,719
Distributions to shareholders	(207,525,432)	(247,868,474)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,152,430,991	1,824,347,434
Cost of shares redeemed	(147,261,089)	(57,800,778)
Other Capital	164,768	92,626
Net increase (decrease) in net assets from beneficial interest transactions	2,005,334,670	1,766,639,282
Net increase (decrease) in net assets during the period	1,346,982,715	3,739,553,527
Net assets at beginning of period	11,685,901,783	7,946,348,256
NET ASSETS AT END OF PERIOD	$13,032,884,498	$11,685,901,783
SHARES OF BENEFICIAL INTEREST:
Shares sold	60,000,000	51,400,000
Shares redeemed	(4,200,000)	(1,800,000)
Net increase (decrease) from share transactions	55,800,000	49,600,000
See accompanying notes to financial statements.
260

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio MSCI Global Stock Market ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,211,195	$ 10,826,788
Net realized gain (loss)	45,747,460	70,595,473
Net change in unrealized appreciation/depreciation	(48,524,267)	40,796,197
Net increase (decrease) in net assets resulting from operations	2,434,388	122,218,458
Distributions to shareholders	(8,146,968)	(9,127,730)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	124,398,067	219,734,634
Cost of shares redeemed	(166,910,643)	(185,712,742)
Other Capital	16,096	34,163
Net increase (decrease) in net assets from beneficial interest transactions	(42,496,480)	34,056,055
Net increase (decrease) in net assets during the period	(48,209,060)	147,146,783
Net assets at beginning of period	548,216,391	401,069,608
NET ASSETS AT END OF PERIOD	$ 500,007,331	$ 548,216,391
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,200,000	4,300,000
Shares redeemed	(3,100,000)	(3,600,000)
Net increase (decrease) from share transactions	(900,000)	700,000
See accompanying notes to financial statements.
261

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Europe ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,251,753	$ 5,811,370
Net realized gain (loss)	10,337,294	27,841,743
Net change in unrealized appreciation/depreciation	(28,119,426)	3,423,383
Net increase (decrease) in net assets resulting from operations	(14,530,379)	37,076,496
Net equalization credits and charges	61,275	1,402,461
Distributions to shareholders	(3,669,976)	(6,742,221)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	148,505,755	269,193,130
Cost of shares redeemed	(207,835,431)	(136,670,508)
Net income equalization	(61,275)	(1,402,461)
Net increase (decrease) in net assets from beneficial interest transactions	(59,390,951)	131,120,161
Net increase (decrease) in net assets during the period	(77,530,031)	162,856,897
Net assets at beginning of period	297,252,486	134,395,589
NET ASSETS AT END OF PERIOD	$ 219,722,455	$ 297,252,486
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,600,000	6,600,000
Shares redeemed	(5,250,000)	(3,450,000)
Net increase (decrease) from share transactions	(1,650,000)	3,150,000
See accompanying notes to financial statements.
262

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)(b)	Year Ended 9/30/17(a)(b)
Net asset value, beginning of period	$ 42.83	$ 36.29	$ 34.39	$ 34.81	$ 36.06	$ 30.10
Income (loss) from investment operations:
Net investment income (loss) (c)	0.36	0.94	0.90	1.26(d)	1.04	0.70
Net realized and unrealized gain (loss) (e)	(3.39)	6.46	2.01	(0.88)	(1.71)	5.64
Total from investment operations	(3.03)	7.40	2.91	0.38	(0.67)	6.34
Other capital	0.01	0.01	0.01	0.02	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.95)	(0.87)	(1.02)	(0.82)	(0.60)	(0.39)
Net asset value, end of period	$ 38.86	$ 42.83	$ 36.29	$ 34.39	$ 34.81	$ 36.06
Total return (f)	(7.17)%	20.38%	8.56%	1.18%(d)	(1.88)%	21.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,116,213	$5,794,298	$4,340,644	$2,668,386	$1,486,248	$562,436
Ratios to average net assets:
Total expenses	0.11%(g)	0.11%	0.11%	0.11%	0.12%	0.59%
Net investment income (loss)	1.74%(g)	2.18%	2.60%	3.63%(d)	2.78%	2.16%
Portfolio turnover rate (h)	2%(i)(j)	12%	8%	17%	10%	0%(i)
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.26 per share and 0.75% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been 0.42%.
(e)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Amount is less than 0.05%.
(j)	Not annualized.
See accompanying notes to financial statements.
263

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 36.34	$ 29.21	$ 29.29	$ 30.76	$ 30.52	$ 26.45
Income (loss) from investment operations:
Net investment income (loss) (b)	0.41	0.98	0.72	0.96	0.97	0.70
Net realized and unrealized gain (loss) (c)	(1.62)	6.98	(0.09)	(1.57)	0.03	4.16
Total from investment operations	(1.21)	7.96	0.63	(0.61)	1.00	4.86
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—	0.00(d)
Distributions to shareholders from:
Net investment income	(0.60)	(0.83)	(0.71)	(0.86)	(0.76)	(0.79)
Net asset value, end of period	$ 34.53	$ 36.34	$ 29.21	$ 29.29	$ 30.76	$ 30.52
Total return (e)	(3.40)%	27.30%	2.16%	(1.92)%	3.28%	18.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,032,884	$11,685,902	$7,946,348	$4,808,920	$3,371,743	$1,013,376
Ratios to average net assets:
Total expenses	0.04%(f)	0.04%	0.04%	0.04%	0.05%	0.34%
Net investment income (loss)	2.28%(f)	2.78%	2.52%	3.34%	3.09%	2.49%
Portfolio turnover rate (g)	0%(h)(i)	2%	3%	4%	3%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
(i)	Portfolio Turnover percentage amount is less than 0.50%
See accompanying notes to financial statements.
264

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio MSCI Global Stock Market ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)	Year Ended 9/30/17(a)(b)
Net asset value, beginning of period	$ 54.82	$ 43.13	$ 39.97	$ 40.56	$ 37.64	$ 32.44
Income (loss) from investment operations:
Net investment income (loss) (c)	0.49	1.07	0.88	1.01	0.86	0.78
Net realized and unrealized gain (loss) (d)	0.33	11.50	3.15	(0.79)	2.94	5.17
Total from investment operations	0.82	12.57	4.03	0.22	3.80	5.95
Other capital	0.00(e)	0.00(e)	0.00(e)	0.00(e)	—	—
Distributions to shareholders from:
Net investment income	(0.69)	(0.88)	(0.87)	(0.81)	(0.88)	(0.75)
Net asset value, end of period	$ 54.95	$ 54.82	$ 43.13	$ 39.97	$ 40.56	$ 37.64
Total return (f)	1.42%	29.28%	10.12%	0.73%	10.17%	18.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$500,007	$548,216	$401,070	$167,887	$105,443	$90,321
Ratios to average net assets:
Total expenses	0.09%(g)	0.09%	0.09%	0.25%	0.25%	0.25%
Net investment income (loss)	1.74%(g)	2.05%	2.17%	2.62%	2.16%	2.25%
Portfolio turnover rate (h)	3%(i)	3%	5%	5%	4%	2%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	After the close of trading on September 20, 2019, the SPDR Portfolio MSCI Global Stock Market ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.

See accompanying notes to financial statements.
265

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Europe ETF
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 41.00	$ 32.78	$ 33.30	$ 33.70	$ 35.49	$ 30.28
Income (loss) from investment operations:
Net investment income (loss) (b)	0.38	1.08	0.81	1.13	1.14	0.95
Net realized and unrealized gain (loss) (c)	(1.72)	7.97	(0.51)	(0.40)	(1.68)	5.14
Total from investment operations	(1.34)	9.05	0.30	0.73	(0.54)	6.09
Net equalization credits and charges (b)	0.01	0.26	(0.04)	0.04	(0.06)	0.12
Distributions to shareholders from:
Net investment income	(0.44)	(1.09)	(0.78)	(1.17)	(1.19)	(1.01)
Net asset value, end of period	$ 39.23	$ 41.00	$ 32.78	$ 33.30	$ 33.70	$ 35.49
Total return (d)	(3.26)%	28.48%	0.93%	2.34%	(1.68)%	20.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$219,722	$297,252	$134,396	$186,500	$188,731	$317,665
Ratios to average net assets:
Total expenses	0.09%(e)	0.09%	0.09%	0.29%	0.29%	0.29%
Net investment income (loss)	1.85%(e)	2.68%	2.47%	3.47%	3.25%	2.92%
Portfolio turnover rate (f)	3%(g)	7%	3%	67%	5%	8%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
266

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2022, the Trust consists of twenty-six (26) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR Portfolio Europe ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good
267

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
268

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
269

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain funds Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The SPDR Portfolio Europe ETF utilized equalization during the period ended March 31, 2022.
270

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

Distributions
The SPDR Portfolio Europe ETF declares and distributes from net investment income, if any, to its shareholders quarterly. The SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, and the SPDR Portfolio MSCI Global Stock Market ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2022, the SPDR Portfolio Emerging Markets ETF and SPDR Portfolio Developed World ex-US ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
271

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of March 31, 2022, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$ 997,715	$—	$ 997,715
SPDR Portfolio Developed World Ex-US ETF
Futures Contracts	—	—	—	3,260,510	—	3,260,510
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	(4,654,665)	$—	(4,654,665)
SPDR Portfolio Developed World Ex-US ETF
Futures Contracts	—	—	—	(3,293,219)	—	(3,293,219)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$2,504,541	$—	$2,504,541
SPDR Portfolio Developed World Ex-US ETF
Futures Contracts	—	—	—	3,258,926	—	3,258,926
272

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Emerging Markets ETF	0.11%
SPDR Portfolio Developed World ex-US ETF	0.04
SPDR Portfolio MSCI Global Stock Market ETF	0.09
SPDR Portfolio Europe ETF	0.09
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2023 except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
273

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Effective January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2022 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
274

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended March 31, 2022 were as follows:
	Purchases	Sales
SPDR Portfolio Emerging Markets ETF	$688,764,008	$112,441,044
SPDR Portfolio Developed World ex-US ETF	211,549,557	46,007,010
SPDR Portfolio MSCI Global Stock Market ETF	34,783,930	14,737,763
SPDR Portfolio Europe ETF	10,137,509	9,616,365
For the period ended March 31, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Emerging Markets ETF	$ 307,846,421	$ 36,434,055	$13,533,473
SPDR Portfolio Developed World ex-US ETF	1,879,740,585	140,135,615	67,921,817
SPDR Portfolio MSCI Global Stock Market ETF	95,216,850	160,804,414	48,468,808
SPDR Portfolio Europe ETF	148,091,077	207,027,478	11,591,359
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
275

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Emerging Markets ETF	$ 5,921,585,393	$1,266,625,521	$959,541,340	$ 307,084,181
SPDR Portfolio Developed World ex-US ETF	11,880,734,649	2,115,442,449	825,918,387	1,289,524,062
SPDR Portfolio MSCI Global Stock Market ETF	481,855,750	68,012,903	37,458,513	30,554,390
SPDR Portfolio Europe ETF	254,293,596	4,274,727	35,680,824	(31,406,097)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
276

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Emerging Markets ETF	$ 246,595,656	$ 116,575,533	$ 150,216,450	$ 266,791,983
SPDR Portfolio Developed World ex-US ETF	455,052,790	240,235,111	249,959,270	490,194,381
SPDR Portfolio MSCI Global Stock Market ETF	19,048,336	14,273,768	6,098,538	20,372,306
SPDR Portfolio Europe ETF	6,753,756	4,935,758	2,349,196	7,284,954
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
277

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2022:
		Remaining Contractual Maturity of the Agreements as of March 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Emerging Markets ETF	Common Stocks	$ 116,575,533	$—	$—	$—	$ 116,575,533	$ 116,575,533
SPDR Portfolio Developed World Ex-US ETF	Common Stocks	240,234,169	—	—	—	240,234,169	240,234,169
SPDR Portfolio Developed World Ex-US ETF	Warrants	942	—	—	—	942	942
SPDR Portfolio MSCI Global Stock Market ETF	Common Stocks	14,273,768	—	—	—	14,273,768	14,273,768
SPDR Portfolio Europe ETF	Common Stocks	4,935,758	—	—	—	4,935,758	4,935,758
10.    Line of Credit
The SPDR Portfolio Emerging Markets ETF and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Fund did not have any outstanding loans as of March 31, 2022.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021 the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
278

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for
279

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
280

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2021 to March 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
Annualized Expense Ratio	0.11%	0.04%	0.09%	0.09%
Actual:
Ending Account Value	$ 928.30	$ 966.00	$1,014.20	$ 967.40
Expenses Paid During Period(a)	0.53	0.20	0.45	0.44
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.70	1,024.50	1,024.50
Expenses Paid During Period(a)	0.56	0.20	0.45	0.45
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for periods ending June 2021 and December 2021 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds’ proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to Funds’ portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov.
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross, Interested Non-Management Trustee
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2022 State Street Corporation - All Rights Reserved
SPDRPTSAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	The schedule of investments is included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 3, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	June 3, 2022